UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.24%

ADVERTISING — 0.36%
Acosta Inc.
7.75%, 10/01/22 (Call 03/05/18)[a]	$6,200	$4,256,539
Affinion Group Inc. (14.00%, PIK)
12.50%, 11/10/22 (Call 05/10/20)[a,b]	1,043	938,906
Clear Channel International BV
8.75%, 12/15/20 (Call 03/05/18)[a]	2,500	2,621,875
Lamar Media Corp.
5.88%, 02/01/22 (Call 03/05/18)[c]	450	459,563
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/05/18)	4,944	5,051,136

		13,328,019
AEROSPACE & DEFENSE — 1.26%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	10,311	10,903,883
5.72%, 02/23/19	4,100	4,215,046
5.87%, 02/23/22	4,900	5,298,125
6.15%, 08/15/20	8,125	8,685,706
KLX Inc.
5.88%, 12/01/22 (Call 03/05/18)[a]	200	208,750
TransDigm Inc.
5.50%, 10/15/20 (Call 03/05/18)[c]	4,522	4,578,525
6.00%, 07/15/22 (Call 03/05/18)[c]	9,900	10,159,875
Triumph Group Inc.
4.88%, 04/01/21 (Call 03/05/18)[c]	3,090	3,035,496

		47,085,406
AGRICULTURE — 0.14%
Alliance One International Inc.
9.88%, 07/15/21 (Call 03/05/18)[c]	5,511	5,221,854

		5,221,854
AIRLINES — 0.98%
Air Canada
7.75%, 04/15/21[a]	3,563	4,007,090
Allegiant Travel Co.
5.50%, 07/15/19	3,395	3,467,144
American Airlines Group Inc.
4.63%, 03/01/20[a]	4,868	4,941,020
5.50%, 10/01/19[a]	6,155	6,318,131
6.13%, 06/01/18[c]	4,030	4,065,262
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	3,434	3,452,601
United Continental Holdings Inc.
4.25%, 10/01/22[c]	3,680	3,698,400
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a,c]	3,150	3,224,907
8.50%, 11/15/19[a]	3,325	3,470,469

		36,645,024

Security	Principal (000s)	Value
APPAREL — 0.09%
William Carter Co. (The)
5.25%, 08/15/21 (Call 03/05/18)[c]	$3,250	$3,323,125

		3,323,125
AUTO MANUFACTURERS — 0.74%
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[a,c]	2,940	3,087,353
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	11,880	12,169,909
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,c]	3,473	3,485,387
4.13%, 12/15/18[a]	5,113	5,151,603
4.25%, 11/15/19[a,c]	3,825	3,893,623

		27,787,875
AUTO PARTS & EQUIPMENT — 0.37%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/05/18)[c]	4,385	4,472,700
6.63%, 10/15/22 (Call 03/05/18)[c]	100	103,512
ZF North America Capital Inc.
4.00%, 04/29/20[a,c]	4,420	4,475,900
4.50%, 04/29/22[a]	4,614	4,755,304

		13,807,416
BANKS — 1.29%
CIT Group Inc.
3.88%, 02/19/19	8,385	8,458,788
5.00%, 08/15/22	8,951	9,371,138
5.38%, 05/15/20	6,525	6,829,584
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	3,220	3,247,459
6.13%, 12/15/22[c]	18,650	20,207,392

		48,114,361
BEVERAGES — 0.08%
Ajecorp BV
6.50%, 05/14/22 (Call 03/05/18)[a,c]	3,098	2,846,907

		2,846,907
BIOTECHNOLOGY — 0.04%
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[a,c]	1,800	1,589,143

		1,589,143
BUILDING MATERIALS — 0.38%
Griffon Corp.
5.25%, 03/01/22 (Call 03/05/18)	6,216	6,324,780

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Omnimax International Inc.
12.00%, 08/15/20 (Call 02/16/18)[a,c]	$3,195	$3,437,820
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 03/05/18)	4,130	4,279,067

		14,041,667
CHEMICALS — 2.39%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)[c]	8,828	9,191,714
CF Industries Inc.
7.13%, 05/01/20	5,742	6,246,475
Hexion Inc.
6.63%, 04/15/20 (Call 03/05/18)[c]	12,845	11,677,711
10.38%, 02/01/22 (Call 02/01/19)[a,c]	4,620	4,469,850
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/05/18)	4,655	3,580,609
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	5,945	6,175,369
5.13%, 11/15/22 (Call 08/15/22)	3,420	3,642,300
INVISTA Finance LLC
4.25%, 10/15/19[a]	5,653	5,733,798
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[a,c]	1,857	1,912,710
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 03/05/18)	5,325	5,533,008
MPM Escrow LLC
8.88%, 10/15/20[d,e]	4,400	—
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a]	2,100	2,299,868
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 03/05/18)[a,c]	9,735	10,051,387
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[a]	300	320,384
TPC Group Inc.
8.75%, 12/15/20 (Call 03/05/18)[a,c]	6,625	6,707,812
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a]	5,241	5,451,950
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	6,177	6,470,408

		89,465,353
COAL — 0.09%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	3,400	3,531,614

		3,531,614
COMMERCIAL SERVICES — 3.57%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[a]	3,010	3,295,950
ADT Corp. (The)
3.50%, 07/15/22	8,335	8,129,125
6.25%, 10/15/21	8,120	8,835,575
APX Group Inc.
6.38%, 12/01/19 (Call 03/05/18)[c]	1,780	1,806,486
7.88%, 12/01/22 (Call 12/01/18)	7,100	7,614,750
8.75%, 12/01/20 (Call 03/05/18)	7,908	8,076,045

Security	Principal (000s)	Value
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 03/05/18)[a,c]	$3,719	$3,745,152
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	3,587	2,483,998
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/05/18)[a,c]	4,045	4,179,833
Emeco Pty Ltd.
9.25%, 03/31/22 (Call 03/31/20)[a,c]	1,350	1,452,465
Graham Holdings Co.
7.25%, 02/01/19[c]	2,885	2,996,345
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a]	4,777	5,131,958
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/05/18)	5,797	5,811,492
6.25%, 10/15/22 (Call 03/05/18)[c]	4,025	3,873,995
7.38%, 01/15/21 (Call 03/05/18)[c]	4,020	4,030,050
7.63%, 06/01/22 (Call 06/01/19)[a,c]	10,598	11,067,998
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 03/05/18)[a]	2,810	2,529,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 02/16/18)[a,c]	2,835	2,882,250
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/05/18)	4,815	4,208,727
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 03/05/18)[a,c]	4,750	4,865,188
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/05/18)	6,169	6,226,063
5.00%, 04/15/22 (Call 03/05/18)[a,c]	19,298	19,708,082
RR Donnelley & Sons Co.
7.63%, 06/15/20[c]	1,298	1,388,860
7.88%, 03/15/21	3,055	3,192,475
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 03/05/18)[c]	3,900	3,988,140
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[a]	1,703	1,771,120
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 03/05/18)	125	124,844

		133,415,966
COMPUTERS — 2.56%
Dell Inc.
4.63%, 04/01/21[c]	3,500	3,609,375
5.65%, 04/15/18	4,459	4,479,437
5.88%, 06/15/19	4,675	4,833,950
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,c]	13,875	14,383,288
EMC Corp.
1.88%, 06/01/18	20,392	20,306,354
2.65%, 06/01/20	16,277	15,990,525
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a,c]	6,745	7,023,231
9.25%, 03/01/21 (Call 03/05/18)[a]	6,015	6,195,450
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	3,726	3,842,438
NCR Corp.
4.63%, 02/15/21 (Call 03/05/18)	4,286	4,307,430

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.00%, 07/15/22 (Call 03/05/18)	$5,008	$5,109,662
5.88%, 12/15/21 (Call 03/05/18)	3,442	3,528,050
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,c]	3,350	2,060,250

		95,669,440
COSMETICS & PERSONAL CARE — 0.68%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,c]	4,195	4,277,152
Avon Products Inc.
6.60%, 03/15/20	3,690	3,600,056
Edgewell Personal Care Co.
4.70%, 05/19/21	5,071	5,197,775
4.70%, 05/24/22[c]	3,900	3,981,120
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/05/18)[a]	5,105	5,132,652
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/05/18)[c]	4,192	3,232,604

		25,421,359
DISTRIBUTION & WHOLESALE — 0.31%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/05/18)[a,c]	8,230	8,498,410
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 03/05/18)	2,840	2,900,350

		11,398,760
DIVERSIFIED FINANCIAL SERVICES — 8.02%
Aircastle Ltd.
4.63%, 12/15/18	3,785	3,837,044
5.13%, 03/15/21[c]	4,525	4,746,997
5.50%, 02/15/22[c]	4,470	4,756,805
6.25%, 12/01/19[c]	4,133	4,349,983
Ally Financial Inc.
3.25%, 02/13/18	4,758	4,758,000
3.25%, 11/05/18[c]	6,050	6,065,125
3.50%, 01/27/19	5,917	5,940,668
3.60%, 05/21/18[c]	8,270	8,291,502
3.75%, 11/18/19	6,630	6,684,697
4.13%, 03/30/20	6,260	6,335,511
4.13%, 02/13/22[c]	5,568	5,637,600
4.25%, 04/15/21	4,935	5,021,979
4.63%, 05/19/22[c]	3,442	3,545,260
4.75%, 09/10/18	5,945	6,003,707
7.50%, 09/15/20[c]	3,755	4,121,113
8.00%, 12/31/18	3,860	4,019,225
8.00%, 03/15/20[c]	8,282	9,043,157
Enova International Inc.
9.75%, 06/01/21 (Call 03/05/18)	1,768	1,882,920
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a]	4,795	5,094,688
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/05/18)	10,798	11,000,462
6.00%, 08/01/20 (Call 03/05/18)	13,815	14,167,282
6.25%, 02/01/22 (Call 02/01/19)[a]	4,200	4,315,500
6.25%, 02/01/22 (Call 02/01/19)	5,895	6,077,991

Security	Principal (000s)	Value
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	$6,025	$4,617,815
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 03/05/18)[a]	3,500	3,587,500
7.38%, 04/01/20 (Call 03/05/18)[a,c]	4,575	4,660,781
7.50%, 04/15/21 (Call 03/05/18)[a,c]	3,700	3,850,479
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	4,562	4,664,011
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	1,465	1,520,304
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/05/18)	2,913	2,914,684
6.50%, 07/01/21 (Call 03/05/18)[c]	5,220	5,272,200
7.88%, 10/01/20 (Call 03/05/18)	3,616	3,715,440
9.63%, 05/01/19 (Call 03/05/18)	250	254,375
Navient Corp.
4.88%, 06/17/19	8,130	8,251,950
5.00%, 10/26/20	4,205	4,282,687
5.50%, 01/15/19	9,838	10,022,462
5.50%, 01/25/23[c]	8,200	8,226,277
5.88%, 03/25/21	5,455	5,637,524
6.50%, 06/15/22	7,562	7,977,910
6.63%, 07/26/21[c]	5,960	6,332,500
7.25%, 01/25/22	6,150	6,659,220
8.00%, 03/25/20	11,648	12,590,906
8.45%, 06/15/18	10,435	10,611,873
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[a]	1,800	1,765,368
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 03/05/18)[a]	6,770	6,996,456
Springleaf Finance Corp.
5.25%, 12/15/19	5,493	5,659,628
6.13%, 05/15/22[c]	8,400	8,675,520
7.75%, 10/01/21[c]	5,354	5,909,478
8.25%, 12/15/20	8,425	9,274,521
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 03/05/18)[a,c]	5,610	5,469,750
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[a]	4,535	4,753,247

		299,852,082
ELECTRIC — 1.98%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	5,750	6,403,344
8.00%, 06/01/20	379	420,690
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[c]	10,232	10,076,598
6.00%, 01/15/22 (Call 03/05/18)[a]	5,770	5,952,332
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[c]	6,625	7,362,561
Dynegy Inc.
6.75%, 11/01/19 (Call 03/05/18)	475	487,145
7.38%, 11/01/22 (Call 11/01/18)[c]	14,850	15,741,000
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	3,201	3,214,604

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[c]	$8,640	$8,966,315
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	4,929	4,660,370
9.50%, 07/15/22 (Call 07/15/20)[a,c]	3,410	3,565,155
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a,c]	6,375	7,070,767

		73,920,881
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
General Cable Corp.
5.75%, 10/01/22 (Call 03/05/18)	4,756	4,904,625
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/05/18)[c]	4,272	4,377,471

		9,282,096
ELECTRONICS — 0.08%
Sanmina Corp.
4.38%, 06/01/19[a]	2,985	3,044,700

		3,044,700
ENERGY — ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a]	3,870	3,830,058

		3,830,058
ENGINEERING & CONSTRUCTION — 0.03%
AECOM
5.75%, 10/15/22 (Call 03/05/18)	1,170	1,217,912

		1,217,912
ENTERTAINMENT — 2.57%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 03/05/18)[c]	3,375	3,397,359
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[c]	4,728	4,747,700
4.38%, 04/15/21	3,515	3,601,821
4.88%, 11/01/20 (Call 08/01/20)	8,446	8,749,887
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,c]	3,650	3,786,131
6.25%, 02/15/22 (Call 08/15/21)[a,c]	12,330	13,249,386
National CineMedia LLC
6.00%, 04/15/22 (Call 03/05/18)[c]	3,537	3,582,871
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/05/18)	6,975	7,195,410
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a,c]	3,575	3,542,229
Scientific Games International Inc.
7.00%, 01/01/22 (Call 03/05/18)[a,c]	18,416	19,456,504
10.00%, 12/01/22 (Call 12/01/18)[c]	17,300	18,965,125
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 03/05/18)[a,c]	5,715	5,929,313

		96,203,736

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.61%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/05/18)	$6,775	$6,831,015
5.25%, 08/01/20 (Call 03/05/18)	4,240	4,278,160
Covanta Holding Corp.
6.38%, 10/01/22 (Call 03/05/18)	1,698	1,738,327
GFL Environmental Inc.
5.63%, 05/01/22 (Call 05/01/19)[a]	2,998	3,097,933
9.88%, 02/01/21 (Call 03/05/18)[a]	4,300	4,533,186
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a,c]	2,396	2,407,980

		22,886,601
FOOD — 0.70%
B&G Foods Inc.
4.63%, 06/01/21 (Call 03/05/18)	5,721	5,761,524
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/05/18)[a,c]	2,336	2,302,968
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 03/05/18)[a,c]	3,350	3,140,625
Darling Ingredients Inc.
5.38%, 01/15/22 (Call 03/05/18)	2,755	2,822,936
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 03/05/18)[c]	2,895	2,932,503
SUPERVALU Inc.
6.75%, 06/01/21 (Call 03/05/18)[c]	3,170	3,138,300
7.75%, 11/15/22 (Call 11/15/18)	2,800	2,756,133
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/05/18)	3,425	3,477,516

		26,332,505
FOREST PRODUCTS & PAPER — 0.12%
Cascades Inc.
5.50%, 07/15/22 (Call 03/05/18)[a]	4,358	4,444,382

		4,444,382
GAS — 0.22%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	3,350	3,400,250
6.88%, 10/15/21 (Call 03/05/18)	3,109	3,175,066
Southern Star Central Corp.
5.13%, 07/15/22 (Call 03/05/18)[a]	1,431	1,473,930

		8,049,246
HAND & MACHINE TOOLS — 0.09%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/05/18)[a]	3,580	3,542,857

		3,542,857

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.58%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	$8,450	$8,124,384
Hologic Inc.
5.25%, 07/15/22 (Call 02/15/18)[a,c]	8,610	8,938,311
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[a,c]	3,060	3,202,800
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/16/18)[a]	5,075	5,269,013
12.50%, 11/01/21 (Call 05/01/19)[a,c]	3,812	4,344,580
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 03/05/18)[a,c]	5,635	5,501,169
5.75%, 08/01/22 (Call 03/05/18)[a,c]	7,585	6,978,200
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[a,c]	11,075	11,075,000
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/05/18)[c]	5,483	5,512,129

		58,945,586
HEALTH CARE — SERVICES — 7.17%
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	8,596	8,939,840
5.63%, 02/15/21 (Call 03/05/18)[c]	11,725	12,054,824
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/05/18)[c]	8,304	7,743,051
7.13%, 07/15/20 (Call 03/05/18)[c]	9,939	8,636,991
8.00%, 11/15/19 (Call 03/05/18)[c]	15,277	14,322,187
DaVita Inc.
5.75%, 08/15/22 (Call 03/05/18)[c]	9,498	9,780,566
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 03/05/18)[a,c]	5,998	5,961,346
5.63%, 07/15/22 (Call 03/05/18)[c]	8,659	8,806,924
HCA Healthcare Inc.
6.25%, 02/15/21	8,495	9,057,794
HCA Inc.
3.75%, 03/15/19[c]	11,375	11,480,077
4.25%, 10/15/19[c]	4,885	4,979,986
5.88%, 03/15/22[c]	10,952	11,757,839
6.50%, 02/15/20	24,181	25,782,991
7.50%, 02/15/22	16,775	18,849,823
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 03/05/18)	4,325	4,389,875
8.00%, 01/15/20	6,545	6,978,606
8.75%, 01/15/23 (Call 03/05/18)[c]	4,800	5,100,000
LifePoint Health Inc.
5.50%, 12/01/21 (Call 03/05/18)[c]	9,195	9,356,127
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	5,379	5,597,522
Select Medical Corp.
6.38%, 06/01/21 (Call 03/05/18)	6,065	6,196,051
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[a,c]	3,000	3,133,542
Tenet Healthcare Corp.
4.38%, 10/01/21[c]	8,639	8,644,399
4.50%, 04/01/21[c]	6,745	6,767,259
4.75%, 06/01/20[c]	4,035	4,122,425
5.50%, 03/01/19	3,487	3,552,381

Security	Principal (000s)	Value
6.00%, 10/01/20	$14,310	$15,043,387
7.50%, 01/01/22 (Call 01/01/19)[a,c]	6,315	6,690,427
8.13%, 04/01/22[c]	23,537	24,419,637

		268,145,877
HOLDING COMPANIES — DIVERSIFIED — 0.21%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/05/18)	7,575	7,878,379

		7,878,379
HOME BUILDERS — 2.52%
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	3,653	3,801,677
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)	4,486	4,912,170
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/05/18)[a,c]	4,795	4,887,064
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/05/18)[a]	4,550	4,730,635
CalAtlantic Group Inc.
8.38%, 05/15/18	4,890	4,962,075
8.38%, 01/15/21[c]	3,890	4,409,315
Century Communities Inc.
6.88%, 05/15/22 (Call 03/05/18)	1,801	1,870,467
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	3,840	4,188,343
KB Home
4.75%, 05/15/19 (Call 02/15/19)	3,510	3,554,424
7.00%, 12/15/21 (Call 09/15/21)[c]	4,250	4,678,795
7.50%, 09/15/22	3,065	3,486,437
8.00%, 03/15/20[c]	2,425	2,648,013
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[c]	5,530	5,585,300
4.50%, 06/15/19 (Call 04/16/19)	4,100	4,170,161
4.50%, 11/15/19 (Call 08/15/19)	5,063	5,170,589
4.75%, 04/01/21 (Call 02/01/21)[c]	3,935	4,051,842
4.75%, 11/15/22 (Call 08/15/22)	4,995	5,177,817
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	5,808	5,945,940
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/05/18)[a]	5,398	5,472,972
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)	2,700	2,722,613
5.88%, 02/15/22 (Call 11/15/21)	3,395	3,675,087
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	3,976	4,027,564

		94,129,300
HOUSEHOLD PRODUCTS & WARES — 0.10%
Prestige Brands Inc.
5.38%, 12/15/21 (Call 03/05/18)[a,c]	3,530	3,577,859

		3,577,859

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
INSURANCE — 0.74%
Genworth Holdings Inc.
6.52%, 05/22/18[c]	$4,535	$4,515,585
7.20%, 02/15/21	3,120	3,036,800
7.63%, 09/24/21	5,625	5,498,317
7.70%, 06/15/20[c]	3,125	3,128,119
HUB International Ltd.
7.88%, 10/01/21 (Call 03/05/18)[a,c]	10,250	10,660,000
Radian Group Inc.
5.25%, 06/15/20[c]	840	877,800

		27,716,621
INTERNET — 0.87%
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a]	2,800	2,912,500
Netflix Inc.
5.38%, 02/01/21[c]	4,327	4,543,350
5.50%, 02/15/22[c]	6,024	6,370,380
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[c]	3,510	3,529,244
4.20%, 09/15/20[c]	5,933	6,118,383
TIBCO Software Inc.
11.38%, 12/01/21 (Call 03/05/18)[a]	8,308	9,033,805

		32,507,662
IRON & STEEL — 1.62%
AK Steel Corp.
7.63%, 10/01/21 (Call 03/05/18)[c]	3,900	4,032,937
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	4,289	4,421,840
ArcelorMittal
5.75%, 08/05/20	4,819	5,084,045
6.00%, 03/01/21	6,172	6,607,623
6.75%, 02/25/22	7,850	8,690,328
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a,c]	2,825	3,054,531
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[a,c]	4,295	4,466,800
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 03/05/18)[a,c]	6,445	6,701,189
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 03/05/18)[c]	5,481	5,618,025
U.S. Steel Corp.
7.38%, 04/01/20	3,610	3,892,031
8.38%, 07/01/21 (Call 07/01/18)[a]	7,479	8,077,320

		60,646,669
LEISURE TIME — 0.33%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 03/05/18)[a,c]	4,203	4,185,269
Gibson Brands Inc.
8.88%, 08/01/18 (Call 03/05/18)[a,c]	2,650	2,206,125

Security	Principal (000s)	Value
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[a,c]	$5,850	$6,035,946

		12,427,340
LODGING — 1.46%
Choice Hotels International Inc.
5.75%, 07/01/22[c]	3,200	3,500,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	6,600	6,946,500
MGM Resorts International
5.25%, 03/31/20	4,255	4,401,612
6.63%, 12/15/21	10,600	11,580,500
6.75%, 10/01/20[c]	8,235	8,873,212
7.75%, 03/15/22	8,515	9,681,300
8.63%, 02/01/19	6,680	7,055,750
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 03/05/18)[a]	2,407	2,443,105

		54,481,979
MACHINERY — 0.40%
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[a,c]	2,280	2,394,000
CNH Industrial Capital LLC
3.63%, 04/15/18	4,685	4,690,856
4.88%, 04/01/21	3,625	3,801,719
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	4,018	4,082,037

		14,968,612
MANUFACTURING — 1.59%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	4,204	4,289,131
Bombardier Inc.
5.75%, 03/15/22[a]	4,175	4,185,785
6.00%, 10/15/22 (Call 03/05/18)[a,c]	10,145	10,119,638
6.13%, 01/15/23[a]	7,582	7,667,298
7.75%, 03/15/20[a]	6,835	7,364,487
8.75%, 12/01/21[a]	11,225	12,483,907
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 02/16/18)[a,c]	10,200	10,428,437
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/05/18)[c,f]	2,894	2,894,904

		59,433,587
MEDIA — 8.48%
Altice Luxembourg SA
7.75%, 05/15/22 (Call 03/05/18)[a,c]	23,649	22,626,663
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/05/18)	188	191,643
Cablevision Systems Corp.
5.88%, 09/15/22[c]	5,350	5,398,356
7.75%, 04/15/18[c]	6,995	7,071,945
8.00%, 04/15/20[c]	4,500	4,830,820

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 03/05/18)	$4,160	$4,220,278
5.25%, 09/30/22 (Call 03/05/18)	8,595	8,799,131
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/05/18)[a,c]	6,270	6,297,431
5.13%, 12/15/21 (Call 03/05/18)[a]	4,360	4,379,075
6.38%, 09/15/20 (Call 03/05/18)[a]	8,096	8,197,200
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	10,200	10,447,750
Series B
7.63%, 03/15/20 (Call 03/05/18)[c]	14,908	14,814,825
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 03/05/18)[a]	2,540	2,579,158
CSC Holdings LLC
6.75%, 11/15/21[c]	8,103	8,686,036
8.63%, 02/15/19	4,796	5,056,783
10.13%, 01/15/23 (Call 01/15/19)[a]	14,700	16,583,437
DISH DBS Corp.
4.25%, 04/01/18[c]	9,995	10,020,487
5.13%, 05/01/20	8,750	8,914,062
5.88%, 07/15/22[c]	16,603	16,507,823
6.75%, 06/01/21[c]	16,519	17,303,652
7.88%, 09/01/19	12,064	12,853,250
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/05/18)	10,164	7,775,460
9.00%, 03/01/21 (Call 03/05/18)	11,450	8,367,088
9.00%, 09/15/22 (Call 03/05/18)	7,200	5,283,000
11.25%, 03/01/21 (Call 03/05/18)	3,775	2,760,469
11.25%, 03/01/21 (Call 03/05/18)[a]	3,125	2,195,313
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[a]	3,522	3,664,641
LIN Television Corp.
5.88%, 11/15/22 (Call 02/12/18)	3,345	3,460,403
McClatchy Co. (The)
9.00%, 12/15/22 (Call 03/05/18)[c]	3,435	3,576,632
Quebecor Media Inc.
5.75%, 01/15/23[c]	1,300	1,374,750
SFR Group SA
6.00%, 05/15/22 (Call 03/05/18)[a]	32,815	32,158,700
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 02/16/18)	4,775	4,839,463
6.13%, 10/01/22 (Call 02/16/18)[c]	2,573	2,650,190
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	8,590	8,557,788
TEGNA Inc.
4.88%, 09/15/21 (Call 03/05/18)[a,c]	2,900	2,947,850
5.13%, 10/15/19 (Call 03/05/18)	2,341	2,370,731
5.13%, 07/15/20 (Call 03/05/18)	5,071	5,166,081
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	9,625	9,961,875
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[a,c]	2,773	2,843,157
Videotron Ltd.
5.00%, 07/15/22	7,063	7,372,006
Virgin Media Secured Finance PLC
5.25%, 01/15/21	3,600	3,780,000

		316,885,402

Security	Principal (000s)	Value
MINING — 2.74%
Aleris International Inc.
7.88%, 11/01/20 (Call 03/05/18)[c]	$3,780	$3,786,967
9.50%, 04/01/21 (Call 04/01/18)[a]	6,800	7,208,000
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[a]	2,756	2,723,617
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/05/18)[a,c]	5,384	5,309,328
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[a]	2,200	2,398,000
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,c]	6,640	6,731,300
Freeport-McMoRan Inc.
2.38%, 03/15/18	12,185	12,169,769
3.10%, 03/15/20	8,081	8,081,000
3.55%, 03/01/22 (Call 12/01/21)	15,931	15,743,314
4.00%, 11/14/21	4,850	4,900,925
6.75%, 02/01/22 (Call 03/05/18)	3,075	3,184,547
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/05/18)	4,231	4,336,775
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	5,728	6,436,840
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	4,653	4,858,023
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[a]	3,515	3,749,349
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[a,c]	4,565	4,705,211
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	5,845	6,042,269

		102,365,234
OIL & GAS — 9.42%
Aker BP ASA
6.00%, 07/01/22 (Call 07/01/19)[a,c]	2,330	2,430,700
Antero Resources Corp.
5.13%, 12/01/22 (Call 03/05/18)[c]	9,225	9,423,430
5.38%, 11/01/21 (Call 03/05/18)	8,599	8,803,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,c]	12,515	13,829,075
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[a,c]	3,075	3,106,070
Baytex Energy Corp.
5.13%, 06/01/21 (Call 03/05/18)[a]	3,100	3,003,110
Bill Barrett Corp.
7.00%, 10/15/22 (Call 03/05/18)[c]	3,110	3,187,750
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	18,548	15,580,320
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/05/18)	7,775	7,791,447
7.63%, 01/15/22 (Call 03/05/18)[c]	2,827	2,869,405
11.50%, 01/15/21 (Call 04/15/18)[a,c]	3,018	3,407,406
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 03/05/18)[a]	2,900	2,950,750

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 03/05/18)[c]	$4,623	$4,716,616
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/05/18)[c]	3,838	3,658,667
6.13%, 02/15/21[c]	4,323	4,431,075
6.63%, 08/15/20	4,089	4,297,923
8.00%, 12/15/22 (Call 12/15/18)[a]	11,450	12,280,125
Citgo Holding Inc.
10.75%, 02/15/20[a]	11,745	12,596,512
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/05/18)[a]	4,400	4,433,000
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/05/18)[c]	14,600	15,004,002
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/05/18)	16,790	17,045,208
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 03/05/18)[c]	2,029	2,084,798
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,c]	4,855	4,964,237
9.25%, 03/31/22 (Call 03/31/19)[a]	3,840	3,936,000
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[c]	3,615	3,657,175
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/24 (Call 05/01/20)[a]	4,430	3,765,500
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 03/05/18)[c]	3,331	2,528,784
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 03/05/18)[a]	9,100	5,519,313
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/05/18)	4,015	4,064,829
MEG Energy Corp.
6.38%, 01/30/23 (Call 03/05/18)[a]	6,550	5,661,383
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	4,326	4,320,593
4.45%, 12/01/22 (Call 09/01/22)[c]	4,871	4,907,532
Nabors Industries Inc.
4.63%, 09/15/21	5,960	5,796,100
5.00%, 09/15/20	5,730	5,808,516
5.50%, 01/15/23 (Call 11/15/22)[c]	900	899,748
6.15%, 02/15/18	3,704	3,707,916
Newfield Exploration Co.
5.75%, 01/30/22	6,415	6,815,937
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/05/18)	3,262	2,743,994
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 03/05/18)[c]	3,050	3,112,010
6.88%, 03/15/22 (Call 03/05/18)[c]	8,331	8,588,100
6.88%, 01/15/23 (Call 03/05/18)	3,000	3,079,821
Parker Drilling Co.
6.75%, 07/15/22 (Call 03/05/18)	2,939	2,536,112
Precision Drilling Corp.
6.50%, 12/15/21 (Call 03/05/18)[c]	424	432,480
Puma International Financing SA
6.75%, 02/01/21 (Call 02/07/18)[a]	4,700	4,778,373
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)[c]	3,866	3,976,579
6.88%, 03/01/21[c]	5,117	5,533,556
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	4,850	4,892,438
5.75%, 06/01/21 (Call 03/01/21)[c]	3,675	3,833,620

Security	Principal (000s)	Value
Resolute Energy Corp.
8.50%, 05/01/20 (Call 03/05/18)	$4,617	$4,663,170
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[c]	5,375	5,188,666
RSP Permian Inc.
6.63%, 10/01/22 (Call 03/05/18)	1,357	1,424,850
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	9,450	8,245,125
7.75%, 06/15/21 (Call 03/05/18)[c]	5,080	4,981,357
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[c]	4,635	4,803,019
6.50%, 01/01/23 (Call 03/05/18)	3,210	3,274,200
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	8,435	8,303,203
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[a]	4,490	4,574,188
Teine Energy Ltd.
6.88%, 09/30/22 (Call 03/05/18)[a]	2,935	3,036,153
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[c]	4,331	4,367,578
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	6,015	6,052,594
Unit Corp.
6.63%, 05/15/21 (Call 03/05/18)[c]	5,638	5,674,562
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	7,595	7,870,319
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	9,305	9,793,512
7.50%, 08/01/20 (Call 07/01/20)	2,912	3,155,880

		352,199,637
OIL & GAS SERVICES — 1.49%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 03/05/18)[c]	2,786	2,812,865
6.00%, 10/01/22 (Call 04/01/18)[c]	1,775	1,801,240
Bristow Group Inc.
6.25%, 10/15/22 (Call 03/05/18)	3,196	2,692,630
Calfrac Holdings LP
7.50%, 12/01/20 (Call 03/05/18)[a]	4,815	4,810,833
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 03/05/18)[c]	3,412	3,429,060
FTS International Inc.
6.25%, 05/01/22 (Call 03/05/18)	3,161	3,192,610
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/05/18)[a]	2,926	2,892,626
9.88%, 04/01/22 (Call 04/01/20)[a,c]	3,620	3,907,014
PHI Inc.
5.25%, 03/15/19 (Call 03/05/18)	4,224	4,187,040
SESI LLC
7.13%, 12/15/21 (Call 03/05/18)[c]	7,047	7,204,997
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	5,375	5,119,688
5.13%, 09/15/20[c]	2,795	2,859,634
7.75%, 06/15/21 (Call 05/15/21)[c]	6,355	6,732,130

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
9.63%, 03/01/19	$3,861	$4,123,686

		55,766,053
PACKAGING & CONTAINERS — 2.04%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a]	5,500	5,548,125
6.00%, 06/30/21 (Call 02/12/18)[a]	3,150	3,227,318
Ball Corp.
4.38%, 12/15/20	8,272	8,485,447
5.00%, 03/15/22	6,525	6,871,954
Berry Global Inc.
5.50%, 05/15/22 (Call 03/05/18)	4,584	4,733,393
6.00%, 10/15/22 (Call 10/15/18)	621	647,870
Coveris Holdings SA
7.88%, 11/01/19 (Call 03/05/18)[a,c]	3,900	3,890,250
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[c]	3,000	3,076,895
Graphic Packaging International LLC.
4.75%, 04/15/21 (Call 01/15/21)	3,066	3,179,442
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,c]	4,566	4,763,226
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 03/05/18)[c]	22,968	23,319,766
6.88%, 02/15/21 (Call 03/05/18)[c]	3,176	3,226,678
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	250	261,285
6.50%, 12/01/20 (Call 09/01/20)[a,c]	3,464	3,738,955
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 03/05/18)	1,173	1,175,933

		76,146,537
PHARMACEUTICALS — 1.93%
Endo Finance LLC
5.75%, 01/15/22 (Call 03/05/18)[a,c]	5,800	4,901,000
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/05/18)[a,c]	6,150	4,812,375
7.25%, 01/15/22 (Call 03/05/18)[a,c]	3,295	2,868,824
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/05/18)[a]	14,937	14,880,986
5.63%, 12/01/21 (Call 03/05/18)[a,c]	9,330	8,968,929
6.50%, 03/15/22 (Call 03/15/19)[a]	11,123	11,660,904
6.75%, 08/15/21 (Call 03/05/18)[a]	5,545	5,482,619
7.25%, 07/15/22 (Call 03/05/18)[a]	4,590	4,539,637
7.50%, 07/15/21 (Call 03/05/18)[a,c]	13,944	14,031,150

		72,146,424
PIPELINES — 2.72%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[a]	3,510	3,624,075
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	3,490	3,628,832
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/05/18)[a]	6,975	7,240,050
DCP Midstream Operating LP
4.75%, 09/30/21 (Call 06/30/21)[a]	4,675	4,853,559
4.95%, 04/01/22 (Call 01/01/22)	2,850	2,966,267
5.35%, 03/15/20[a]	5,275	5,499,187

Security	Principal (000s)	Value
9.75%, 03/15/19[a,c]	$3,490	$3,741,280
Energy Transfer Equity LP
7.50%, 10/15/20	10,381	11,409,446
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	6,335	6,581,201
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/05/18)	2,935	2,974,439
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[a]	2,350	2,435,881
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	6,195	6,258,877
NuStar Logistics LP
4.80%, 09/01/20	3,935	4,003,863
8.40%, 04/15/18	3,093	3,131,179
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	6,570	6,898,500
6.00%, 01/15/19[a]	4,425	4,535,625
6.85%, 07/15/18[a]	4,773	4,848,175
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 02/16/18)	3,465	3,499,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/05/18)	6,717	6,758,321
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	6,979	6,936,196

		101,824,603
REAL ESTATE — 0.39%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a,c]	2,296	2,442,370
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	4,114	4,165,425
5.25%, 12/01/21 (Call 03/05/18)[a]	4,835	4,970,786
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 03/05/18)[a,c]	2,850	2,850,713

		14,429,294
REAL ESTATE INVESTMENT TRUSTS — 1.40%
Equinix Inc.
5.38%, 01/01/22 (Call 03/05/18)[c]	6,180	6,413,830
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a]	4,520	4,572,086
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)[c]	3,135	3,174,188
5.00%, 07/01/19 (Call 03/05/18)	6,570	6,580,183
5.25%, 09/15/22 (Call 09/15/19)	3,535	3,536,607
6.00%, 04/01/22 (Call 04/01/19)	3,118	3,192,052
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 03/05/18)	3,180	3,215,113
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/05/18)	2,885	2,960,731
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a]	6,305	6,226,187
4.88%, 07/15/22 (Call 03/05/18)[c]	3,230	3,318,179
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	2,955	2,955,000

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.00%, 12/15/21 (Call 09/15/21)[c]	$6,106	$6,365,505

		52,509,661
RETAIL — 3.12%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 03/05/18)[a]	10,008	10,220,670
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/05/18)[a]	8,700	6,155,250
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	6,180	6,262,915
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 03/05/18)[a,c]	3,208	3,191,960
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/05/18)[c]	4,320	4,183,527
6.75%, 01/15/22 (Call 03/05/18)[c]	3,900	3,753,750
GameStop Corp.
5.50%, 10/01/19 (Call 03/05/18)[a]	2,855	2,901,394
6.75%, 03/15/21 (Call 03/15/18)[a,c]	4,250	4,403,000
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 03/05/18)[c]	4,560	4,702,500
Guitar Center Inc.
6.50%, 04/15/19 (Call 03/05/18)[a,c]	4,270	4,171,908
Hot Topic Inc.
9.25%, 06/15/21 (Call 03/05/18)[a]	2,830	2,785,781
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	3,382	3,331,270
L Brands Inc.
5.63%, 02/15/22	8,483	8,948,293
6.63%, 04/01/21	8,460	9,115,650
7.00%, 05/01/20	3,218	3,479,462
8.50%, 06/15/19	4,201	4,528,415
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 03/05/18)[c]	4,500	4,454,688
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/05/18)[a,c]	3,999	4,054,736
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/05/18)[a]	7,750	4,901,875
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 03/05/18)	543	558,611
QVC Inc.
3.13%, 04/01/19	2,918	2,922,887
5.13%, 07/02/22[c]	2,590	2,707,622
Rite Aid Corp.
6.75%, 06/15/21 (Call 03/05/18)[c]	6,020	6,140,400
9.25%, 03/15/20 (Call 03/05/18)[c]	3,103	3,124,333
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	2,725	2,741,180
3.88%, 11/01/20 (Call 08/01/20)	2,870	2,899,149

		116,641,226
SEMICONDUCTORS — 1.00%
Amkor Technology Inc.
6.38%, 10/01/22 (Call 03/05/18)	50	51,551
6.63%, 06/01/21 (Call 03/05/18)	1,649	1,665,490
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	5,550	5,572,200
3.88%, 09/01/22[a]	8,000	8,062,707
4.13%, 06/15/20[a]	5,140	5,249,225

Security	Principal (000s)	Value
4.13%, 06/01/21[a,c]	$11,065	$11,320,380
4.63%, 06/15/22[a,c]	3,097	3,225,596
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[a,c]	2,100	2,225,076

		37,372,225
SOFTWARE — 1.28%
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[a,c]	2,635	2,416,881
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[a]	14,550	14,568,187
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[a]	3,999	4,428,892
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/16/18)[a]	4,200	4,307,594
6.50%, 05/15/22 (Call 05/15/18)[c]	14,234	14,717,956
Marble II Pte Ltd.
5.30%, 06/20/22 (Call 06/20/19)[a]	3,500	3,531,023
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/05/18)[a,c]	3,725	3,762,250

		47,732,783
STORAGE & WAREHOUSING — 0.31%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 02/24/18)[a,c]	7,050	7,049,713
10.75%, 10/15/19 (Call 02/24/18)[a,c]	4,275	4,380,307

		11,430,020
TELECOMMUNICATIONS — 9.01%
Anixter Inc.
5.13%, 10/01/21	3,344	3,516,383
5.63%, 05/01/19[c]	2,920	3,004,680
CenturyLink Inc.
5.80%, 03/15/22[c]	11,927	11,628,825
6.45%, 06/15/21	10,947	11,165,283
Series V
5.63%, 04/01/20	8,355	8,480,325
CommScope Inc.
5.00%, 06/15/21 (Call 03/05/18)[a]	5,375	5,475,781
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 03/05/18)	4,275	3,835,625
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	5,995	4,906,220
7.13%, 03/15/19	3,460	3,489,482
7.13%, 01/15/23	6,500	4,420,000
8.13%, 10/01/18	4,400	4,479,912
8.50%, 04/15/20	5,533	5,397,173
8.75%, 04/15/22	4,220	3,289,977
8.88%, 09/15/20 (Call 06/15/20)[c]	1,971	1,931,580
9.25%, 07/01/21	3,756	3,380,400
10.50%, 09/15/22 (Call 06/15/22)[c]	17,315	14,328,162
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a,c]	5,850	6,603,188

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/05/18)[a,c]	$2,735	$2,806,794
Hughes Satellite Systems Corp.
6.50%, 06/15/19	8,328	8,713,170
7.63%, 06/15/21	7,870	8,613,715
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 03/05/18)[a,c]	8,185	8,125,789
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 03/05/18)	18,512	16,174,860
7.50%, 04/01/21 (Call 03/05/18)	9,300	7,910,348
9.50%, 09/30/22[a]	3,800	4,360,500
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 03/05/18)	5,880	5,960,850
6.13%, 01/15/21 (Call 03/05/18)	4,820	4,897,200
Level 3 Parent LLC
5.75%, 12/01/22 (Call 03/05/18)[c]	4,845	4,884,090
Nokia OYJ
3.38%, 06/12/22	5,090	4,983,604
5.38%, 05/15/19	3,012	3,099,231
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	5,709	6,042,501
SoftBank Group Corp.
4.50%, 04/15/20[a]	20,075	20,402,222
Sprint Communications Inc.
6.00%, 11/15/22	18,735	18,686,143
7.00%, 03/01/20[a]	8,335	8,897,612
7.00%, 08/15/20	12,565	13,234,480
9.00%, 11/15/18[a]	16,538	17,282,210
11.50%, 11/15/21	8,104	9,760,403
Sprint Corp.
7.25%, 09/15/21[c]	18,200	19,411,403
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	4,747	4,850,841
Telecom Italia Capital SA
7.00%, 06/04/18	6,359	6,434,036
7.18%, 06/18/19	6,000	6,351,380
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	8,668	8,681,144
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	2,060	2,085,750
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20 (Call 03/05/18)[c]	5,184	4,430,765
8.75%, 12/15/24 (Call 12/15/22)[a,c]	6,835	4,767,413
WTT Investment Ltd./Hong Kong
5.50%, 11/21/22 (Call 11/21/20)[a]	5,500	5,560,454

		336,741,904
TEXTILES — 0.14%
Springs Industries Inc.
6.25%, 06/01/21 (Call 03/05/18)	4,983	5,095,117

		5,095,117
TRANSPORTATION — 0.61%
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 03/05/18)[c]	2,548	1,781,123
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/05/18)[a]	5,207	4,275,077

Security	Principal or Shares (000s)	Value
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/05/18)[a]	$3,450	$2,820,375
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,c]	13,420	13,952,506

		22,829,081
TRUCKING & LEASING — 0.47%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[a,c]	3,104	3,241,740
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a,c]	14,585	14,402,687

		17,644,427

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,559,111,111)		3,559,919,444

WARRANTS — 0.00%
Affinion Group Inc.
(Expires 11/20/22)[e,g]	8,899	—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 21.05%

MONEY MARKET FUNDS — 21.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[h,i,j]	633,519	633,645,286
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[h,i]	153,052	153,051,656

		786,696,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $786,640,133)		786,696,942

TOTAL INVESTMENTS IN SECURITIES — 116.29%
(Cost: $4,345,751,244)		4,346,616,386
Other Assets, Less Liabilities — (16.29)%		(608,832,584)

NET ASSETS — 100.00%		$3,737,783,802

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[c]	All or a portion of this security is on loan.
[d]	Issuer is in default of interest payments.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Non-income producing security.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	538,024	95,495	[a]	—	633,519	$633,645,286	$968,559	[b]	$(30,070)	$31,777
BlackRock Cash Funds: Treasury, SL Agency Shares	102,644	50,408	[a]	—	153,052	153,051,656	365,723		—	—

						$786,696,942	$1,334,282		$(30,070)	$31,777

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate bonds & notes	$—	$3,559,919,444	$0	[a]	$3,559,919,444
Warrants	—	—	0	[a]	0	[a]
Money market funds	786,696,942	—	—		786,696,942

Total	$786,696,942	$3,559,919,444	$0	[a]	$4,346,616,386

[a]	Rounds to less than $1.

12

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.74%

ADVERTISING — 0.24%
Omnicom Group Inc.
3.63%, 05/01/22	$1,175	$1,199,220
6.25%, 07/15/19	135	141,892
WPP Finance 2010
3.63%, 09/07/22	400	406,650

		1,747,762
AEROSPACE & DEFENSE — 1.44%
Boeing Co. (The)
4.88%, 02/15/20	850	892,110
6.00%, 03/15/19	290	301,393
L3 Technologies Inc.
4.75%, 07/15/20	355	370,710
4.95%, 02/15/21 (Call 11/15/20)	900	946,797
5.20%, 10/15/19	280	291,533
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,084	1,082,504
Northrop Grumman Corp.
2.08%, 10/15/20	238	234,376
2.55%, 10/15/22 (Call 09/15/22)	1,025	1,001,414
3.50%, 03/15/21	335	341,684
5.05%, 08/01/19	324	336,354
Raytheon Co.
3.13%, 10/15/20	900	914,135
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	780	769,642
United Technologies Corp.
1.50%, 11/01/19	25	24,603
3.10%, 06/01/22	690	695,495
4.50%, 04/15/20	2,042	2,127,356

		10,330,106
AGRICULTURE — 1.55%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	987	988,614
2.85%, 08/09/22[a]	60	59,634
4.75%, 05/05/21	1,620	1,719,315
9.25%, 08/06/19	5	5,495
9.70%, 11/10/18	100	105,506
BAT Capital Corp.
2.30%, 08/14/20[b]	1,058	1,044,835
2.76%, 08/15/22 (Call 07/15/22)[a,b]	1,085	1,064,848
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	245	241,021
3.50%, 11/24/20 (Call 10/24/20)[a]	100	101,339
8.50%, 06/15/19	21	22,620
Philip Morris International Inc.
1.63%, 02/21/19	75	74,520
1.88%, 01/15/19	700	697,456
1.88%, 02/25/21 (Call 01/25/21)	1,433	1,398,170
2.00%, 02/21/20	750	742,416
2.38%, 08/17/22 (Call 07/17/22)	440	428,255

Security	Principal (000s)	Value
2.63%, 02/18/22 (Call 01/18/22)[a]	$275	$271,674
5.65%, 05/16/18	681	687,543
Reynolds American Inc.
2.30%, 06/12/18	535	534,726
3.25%, 06/12/20	679	685,975
6.88%, 05/01/20	245	266,591
8.13%, 06/23/19	25	26,838

		11,167,391
AIRLINES — 0.07%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	500	504,410

		504,410
AUTO MANUFACTURERS — 4.09%
American Honda Finance Corp.
1.20%, 07/12/19	735	722,883
1.50%, 03/13/18	400	399,672
1.65%, 07/12/21	503	485,351
1.70%, 02/22/19	100	99,490
2.00%, 02/14/20	540	534,854
2.13%, 10/10/18[a]	509	509,244
2.25%, 08/15/19	270	269,430
2.45%, 09/24/20	400	398,560
2.60%, 11/16/22	326	321,290
Ford Motor Credit Co. LLC
2.24%, 06/15/18[a]	300	299,685
2.34%, 11/02/20	1,250	1,228,173
2.46%, 03/27/20	400	396,300
2.68%, 01/09/20	900	896,793
2.94%, 01/08/19	1,050	1,054,742
2.98%, 08/03/22 (Call 07/03/22)	500	489,020
3.20%, 01/15/21	2,275	2,278,210
3.34%, 03/18/21	650	652,755
3.34%, 03/28/22 (Call 02/28/22)	450	448,430
5.00%, 05/15/18	428	431,009
5.88%, 08/02/21	350	379,118
8.13%, 01/15/20	750	823,348
General Motors Co.
3.50%, 10/02/18	775	781,278
General Motors Financial Co. Inc.
2.40%, 05/09/19	1,190	1,186,469
3.10%, 01/15/19[a]	960	966,655
3.15%, 01/15/20 (Call 12/15/19)	465	467,929
3.20%, 07/13/20 (Call 06/13/20)	1,000	1,006,663
3.20%, 07/06/21 (Call 06/06/21)	1,087	1,086,907
3.25%, 05/15/18[a]	275	275,652
3.45%, 01/14/22 (Call 12/14/21)	1,400	1,404,179
4.20%, 03/01/21 (Call 02/01/21)	825	849,860
PACCAR Financial Corp.
1.45%, 03/09/18	85	84,932
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,050	1,037,841
1.55%, 07/13/18[a]	925	922,329
1.70%, 02/19/19	1,225	1,219,664
1.90%, 04/08/21	805	787,621

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.95%, 04/17/20	$500	$494,983
2.00%, 10/24/18[a]	350	349,853
2.13%, 07/18/19	606	604,416
2.15%, 03/12/20	745	740,889
2.15%, 09/08/22[a]	516	501,196
2.60%, 01/11/22	510	506,063
2.70%, 01/11/23	500	495,243
3.30%, 01/12/22	575	585,366

		29,474,345
BANKS — 35.25%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	295,803
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	450	448,987
2.25%, 11/09/20	250	246,810
2.55%, 11/23/21	750	738,969
2.63%, 05/19/22[a]	600	589,239
2.63%, 11/09/22[a]	500	488,285
Banco Santander SA
3.50%, 04/11/22	200	201,740
Bank of America Corp.
2.60%, 01/15/19	882	884,595
2.63%, 10/19/20	1,125	1,123,382
2.63%, 04/19/21	1,000	995,113
2.65%, 04/01/19	1,775	1,781,352
5.00%, 05/13/21	250	267,247
5.49%, 03/15/19	100	103,361
5.65%, 05/01/18	1,345	1,357,178
5.70%, 01/24/22	950	1,046,534
6.88%, 04/25/18	900	909,613
6.88%, 11/15/18	100	103,592
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[c]	1,000	997,780
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[c]	595	589,528
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[a,b,c]	4,324	4,280,065
Series L
2.25%, 04/21/20	925	918,146
Bank of America N.A.
1.75%, 06/05/18	500	499,575
Bank of Montreal
1.40%, 04/10/18[a]	725	724,386
1.45%, 04/09/18 (Call 03/09/18)	875	874,350
1.50%, 07/18/19	1,310	1,293,234
1.90%, 08/27/21	555	537,860
2.35%, 09/11/22	605	586,824
2.38%, 01/25/19 (Call 12/25/18)	1,265	1,266,579
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)[a]	585	584,670
2.05%, 05/03/21 (Call 04/03/21)	1,051	1,027,683
2.10%, 08/01/18 (Call 07/02/18)	100	100,098
2.10%, 01/15/19 (Call 12/15/18)[a]	827	826,062
2.20%, 05/15/19 (Call 04/15/19)	434	433,313
2.45%, 11/27/20 (Call 10/27/20)	686	683,180
2.60%, 02/07/22 (Call 01/07/22)	880	869,080
5.45%, 05/15/19[a]	379	393,447
Series G
2.15%, 02/24/20 (Call 01/24/20)	930	923,921

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
1.45%, 04/25/18	$975	$973,127
1.65%, 06/14/19	575	568,953
1.70%, 06/11/18 (Call 05/11/18)[a]	875	873,290
2.05%, 10/30/18[a]	455	454,389
2.05%, 06/05/19	25	24,877
2.15%, 07/14/20	523	517,157
2.35%, 10/21/20	425	421,487
2.45%, 03/22/21	614	607,983
2.45%, 09/19/22	950	925,552
2.80%, 07/21/21	400	399,312
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	243,409
Barclays PLC
2.00%, 03/16/18	400	400,037
2.88%, 06/08/20	700	698,927
3.20%, 08/10/21	575	574,186
3.25%, 01/12/21[a]	1,025	1,028,185
3.68%, 01/10/23 (Call 01/10/22)	1,000	1,006,139
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)[a]	975	975,129
2.15%, 02/01/21 (Call 01/01/21)	358	351,655
2.25%, 02/01/19 (Call 01/02/19)	353	352,921
2.45%, 01/15/20 (Call 12/15/19)	25	24,954
2.63%, 06/29/20 (Call 05/29/20)	697	697,046
2.75%, 04/01/22 (Call 03/01/22)	837	832,001
6.85%, 04/30/19	523	551,836
BNP Paribas SA
2.45%, 03/17/19	396	396,751
5.00%, 01/15/21	925	982,082
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.40%, 12/12/18	1,600	1,602,748
2.70%, 08/20/18	650	651,755
BPCE SA
2.25%, 01/27/20	850	844,135
2.50%, 07/15/19	1,052	1,051,808
2.75%, 12/02/21	300	297,099
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,250	1,235,889
2.63%, 01/15/22 (Call 12/15/21)	300	297,253
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	345	340,762
2.10%, 10/05/20	506	498,710
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,362	1,360,606
2.50%, 05/12/20 (Call 04/12/20)	735	729,609
3.05%, 03/09/22 (Call 02/09/22)	1,265	1,257,736
Capital One N.A.
2.65%, 08/08/22 (Call 07/08/22)	250	243,838
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	875	849,816
2.35%, 01/31/20 (Call 12/31/19)	800	793,108
2.95%, 07/23/21 (Call 06/23/21)	300	299,071
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,000	987,731
Citigroup Inc.
1.70%, 04/27/18[a]	850	849,712
1.80%, 02/05/18	500	499,998

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.05%, 12/07/18[a]	$1,411	$1,408,287
2.05%, 06/07/19	677	673,237
2.15%, 07/30/18	700	700,268
2.35%, 08/02/21	781	764,743
2.40%, 02/18/20	625	621,937
2.50%, 09/26/18	450	450,950
2.50%, 07/29/19	626	625,873
2.55%, 04/08/19	845	846,243
2.65%, 10/26/20	879	876,562
2.70%, 03/30/21	1,610	1,599,825
2.70%, 10/27/22 (Call 09/27/22)	250	244,620
2.75%, 04/25/22 (Call 03/25/22)	1,010	995,356
2.90%, 12/08/21 (Call 11/08/21)	1,235	1,230,549
4.05%, 07/30/22	250	257,467
4.50%, 01/14/22[a]	766	806,148
5.38%, 08/09/20	400	425,346
6.13%, 05/15/18	349	352,962
8.50%, 05/22/19	100	107,564
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[c]	500	499,650
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	700	689,305
2.55%, 05/13/21 (Call 04/13/21)[a]	375	370,902
2.65%, 05/26/22 (Call 04/26/22)	810	793,907
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18[a]	750	749,417
2.25%, 03/13/19	1,000	998,146
2.50%, 09/20/18	500	500,500
2.55%, 03/15/21	1,000	991,435
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,345	1,391,975
3.95%, 11/09/22	500	513,961
4.50%, 01/11/21	500	525,355
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	750	737,943
2.25%, 01/14/20	250	248,778
2.50%, 01/19/21	550	546,742
2.75%, 01/10/22	250	248,928
2.75%, 01/10/23	1,000	987,267
Credit Suisse AG/New York NY
1.70%, 04/27/18	1,000	999,861
2.30%, 05/28/19	1,000	998,292
3.00%, 10/29/21	500	502,220
5.30%, 08/13/19	758	789,715
5.40%, 01/14/20	550	576,955
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	600	600,085
3.13%, 12/10/20[a]	1,500	1,507,408
3.80%, 09/15/22	500	509,936
Deutsche Bank AG
2.85%, 05/10/19	1,553	1,555,107
2.95%, 08/20/20	304	302,855
3.13%, 01/13/21	250	249,987
3.38%, 05/12/21	983	987,335
4.25%, 10/14/21	905	933,080
Deutsche Bank AG/London
1.88%, 02/13/18	325	325,000
2.50%, 02/13/19	856	855,500
Deutsche Bank AG/New York NY
3.15%, 01/22/21	300	299,471
3.30%, 11/16/22[a]	600	592,349

Security	Principal (000s)	Value
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	$325	$325,904
3.10%, 06/04/20 (Call 05/04/20)	1,000	1,005,825
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,024	1,022,431
2.60%, 06/15/22 (Call 05/15/22)	750	735,093
2.88%, 07/27/20 (Call 06/27/20)	582	584,558
4.50%, 06/01/18[a]	177	178,221
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	510	502,454
2.20%, 10/30/20 (Call 09/30/20)	400	394,796
2.30%, 03/15/19 (Call 02/15/19)	700	699,414
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	353	351,317
2.30%, 12/13/19 (Call 11/13/19)	1,853	1,843,869
2.55%, 10/23/19	1,207	1,206,336
2.60%, 04/23/20 (Call 03/23/20)	945	941,597
2.60%, 12/27/20 (Call 12/27/19)	1,674	1,665,487
2.63%, 01/31/19[a]	1,280	1,283,728
2.63%, 04/25/21 (Call 03/25/21)	1,400	1,387,848
2.75%, 09/15/20 (Call 08/15/20)	975	974,163
2.88%, 02/25/21 (Call 01/25/21)	1,910	1,907,345
2.90%, 07/19/18[a]	725	727,884
5.25%, 07/27/21	1,542	1,655,894
5.38%, 03/15/20[a]	940	990,873
5.75%, 01/24/22	315	344,998
6.00%, 06/15/20	667	715,674
6.15%, 04/01/18	600	604,257
7.50%, 02/15/19	1,431	1,505,483
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[c]	599	591,153
HSBC Holdings PLC
2.65%, 01/05/22	1,000	982,821
2.95%, 05/25/21	600	600,076
3.40%, 03/08/21	1,050	1,064,068
4.00%, 03/30/22	1,550	1,601,019
4.88%, 01/14/22	400	425,494
5.10%, 04/05/21[a]	625	665,226
HSBC USA Inc.
1.70%, 03/05/18	775	774,928
2.00%, 08/07/18	850	849,415
2.35%, 03/05/20	400	397,962
2.75%, 08/07/20[a]	750	750,898
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	950	922,963
3.15%, 03/14/21 (Call 02/14/21)	578	583,162
Huntington National Bank (The)
2.00%, 06/30/18	250	249,972
2.20%, 04/01/19 (Call 03/01/19)	300	299,493
ING Groep NV
3.15%, 03/29/22	450	448,523
JPMorgan Chase & Co.
1.63%, 05/15/18	725	724,411
1.85%, 03/22/19 (Call 02/22/19)	25	24,876
2.20%, 10/22/19	628	625,436
2.25%, 01/23/20 (Call 12/23/19)[a]	2,500	2,485,014
2.30%, 08/15/21 (Call 08/15/20)[a]	1,825	1,790,665
2.35%, 01/28/19[a]	875	875,823

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.40%, 06/07/21 (Call 05/07/21)[a]	$1,344	$1,327,007
2.55%, 10/29/20 (Call 09/29/20)	1,079	1,074,261
2.55%, 03/01/21 (Call 02/01/21)[a]	2,481	2,465,548
2.75%, 06/23/20 (Call 05/23/20)[a]	1,195	1,199,123
3.20%, 01/25/23	1,000	1,004,996
4.25%, 10/15/20[a]	1,190	1,238,506
4.50%, 01/24/22[a]	1,575	1,666,351
4.95%, 03/25/20	440	461,708
6.30%, 04/23/19	1,358	1,422,649
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	300	300,000
2.30%, 09/14/22	500	483,698
2.35%, 03/08/19	850	849,392
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)[a]	1,405	1,405,085
2.90%, 09/15/20	525	526,780
Lloyds Banking Group PLC
3.00%, 01/11/22	450	446,892
3.10%, 07/06/21	750	751,098
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	255	251,353
2.10%, 02/06/20 (Call 01/06/20)	250	248,027
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	900	875,610
2.67%, 07/25/22	759	741,098
2.95%, 03/01/21	1,450	1,450,073
Mizuho Financial Group Inc.
2.60%, 09/11/22[a]	400	389,013
2.95%, 02/28/22	450	444,869
Morgan Stanley
2.13%, 04/25/18	475	475,329
2.20%, 12/07/18	50	49,977
2.38%, 07/23/19	1,037	1,035,419
2.45%, 02/01/19	1,669	1,671,519
2.50%, 01/24/19[a]	1,282	1,285,079
2.50%, 04/21/21	1,440	1,422,191
2.63%, 11/17/21	2,123	2,091,958
2.65%, 01/27/20	1,185	1,184,503
2.80%, 06/16/20	1,505	1,507,824
3.13%, 01/23/23	750	747,292
5.50%, 01/26/20	407	428,873
5.50%, 07/24/20	1,180	1,256,807
5.50%, 07/28/21	945	1,022,085
5.63%, 09/23/19	875	917,350
5.75%, 01/25/21	700	755,917
6.63%, 04/01/18	225	226,667
7.30%, 05/13/19	925	980,558
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	350	346,974
National Australia Bank Ltd./New York
1.88%, 07/12/21	500	483,655
2.00%, 01/14/19	500	498,580
2.13%, 05/22/20	290	287,086
2.50%, 05/22/22	600	586,582
2.63%, 01/14/21	500	497,580
2.80%, 01/10/22	500	496,351
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	950	939,242
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[d]	—	—
1.60%, 06/01/18 (Call 05/02/18)[d]	800	799,120

Security	Principal (000s)	Value
1.70%, 12/07/18 (Call 11/07/18)[a,d]	$550	$547,734
1.80%, 11/05/18 (Call 10/06/18)[a,d]	900	897,735
1.95%, 03/04/19 (Call 02/02/19)[d]	850	846,775
2.00%, 05/19/20 (Call 04/19/20)[d]	500	493,442
2.15%, 04/29/21 (Call 03/30/21)[d]	250	245,361
2.30%, 06/01/20 (Call 05/02/20)[d]	400	397,240
2.45%, 11/05/20 (Call 10/06/20)[d]	250	248,532
2.45%, 07/28/22 (Call 06/28/22)[a,d]	750	734,292
2.55%, 12/09/21 (Call 11/09/21)[d]	250	247,175
2.63%, 02/17/22 (Call 01/18/22)[d]	600	594,059
2.70%, 11/01/22 (Call 10/01/22)[d]	300	294,390
2.95%, 01/30/23 (Call 12/30/22)[d]	1,000	989,734
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[d]	50	52,464
6.88%, 05/15/19[d]	361	380,199
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	575	575,151
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	350	344,450
3.20%, 02/08/21 (Call 01/08/21)	34	34,346
Royal Bank of Canada
1.50%, 07/29/19	1,015	1,000,760
1.63%, 04/15/19	750	743,153
2.00%, 12/10/18	12	11,969
2.13%, 03/02/20	302	299,280
2.15%, 03/15/19[a]	953	951,381
2.15%, 10/26/20	526	519,172
2.20%, 07/27/18	840	839,579
2.35%, 10/30/20	910	903,317
2.50%, 01/19/21[a]	790	785,527
2.75%, 02/01/22	375	373,461
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	585	581,429
2.70%, 05/24/19 (Call 04/24/19)	45	45,006
3.45%, 08/27/18 (Call 07/27/18)	125	125,676
3.70%, 03/28/22 (Call 02/28/22)[b]	1,060	1,068,777
Santander UK Group Holdings PLC
2.88%, 08/05/21	500	494,193
3.13%, 01/08/21	1,207	1,208,806
Santander UK PLC
2.00%, 08/24/18[a]	600	599,565
2.35%, 09/10/19	177	176,489
2.38%, 03/16/20	50	49,729
2.50%, 03/14/19	785	785,535
3.05%, 08/23/18	675	678,431
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300	289,769
2.80%, 03/11/22	600	597,316
State Street Corp.
1.95%, 05/19/21	950	926,675
2.55%, 08/18/20	785	785,020
4.96%, 03/15/18	125	125,424
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	500	498,323
2.05%, 01/18/19[a]	500	498,697
2.45%, 01/10/19	750	751,066
2.45%, 01/16/20	900	896,351
2.51%, 01/17/20	750	747,905

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$400	$388,030
2.78%, 07/12/22	500	490,865
2.78%, 10/18/22	1,506	1,476,556
2.85%, 01/11/22	900	889,953
2.93%, 03/09/21[a]	431	431,160
3.10%, 01/17/23	1,000	995,032
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	330	327,919
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)[a]	570	570,962
2.50%, 05/01/19 (Call 04/01/19)	480	480,582
2.70%, 01/27/22 (Call 12/27/21)	625	616,843
2.90%, 03/03/21 (Call 02/03/21)	685	686,133
Svenska Handelsbanken AB
1.50%, 09/06/19	500	492,482
1.63%, 03/21/18	250	249,882
2.40%, 10/01/20	500	497,060
2.45%, 03/30/21	1,250	1,239,166
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	535	533,884
1.45%, 08/13/19	25	24,636
1.75%, 07/23/18	325	324,211
1.80%, 07/13/21	900	871,414
1.90%, 10/24/19	500	494,924
1.95%, 01/22/19	960	957,898
2.13%, 07/02/19	25	24,905
2.13%, 04/07/21	733	719,206
2.25%, 11/05/19	841	837,488
2.50%, 12/14/20	780	776,787
2.55%, 01/25/21	820	816,653
2.63%, 09/10/18	925	926,932
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	1,337	1,335,943
2.20%, 04/25/19 (Call 03/25/19)	1,087	1,086,321
2.35%, 01/29/21 (Call 12/29/20)	1,695	1,680,979
2.63%, 01/24/22 (Call 12/23/21)[a]	1,100	1,090,933
3.00%, 03/15/22 (Call 02/15/22)	175	175,766
UBS AG/Stamford CT
2.35%, 03/26/20	1,000	995,084
2.38%, 08/14/19	700	698,350
5.75%, 04/25/18	980	987,854
Wachovia Corp.
5.75%, 02/01/18	500	500,000
Wells Fargo & Co.
2.10%, 07/26/21	1,705	1,664,369
2.13%, 04/22/19	1,609	1,605,364
2.15%, 01/15/19	802	802,162
2.50%, 03/04/21	1,385	1,372,063
2.55%, 12/07/20	1,034	1,028,893
2.60%, 07/22/20	1,552	1,549,884
2.63%, 07/22/22[a]	1,205	1,182,509
3.00%, 01/22/21	1,118	1,124,715
3.07%, 01/24/23 (Call 01/24/22)	1,500	1,498,568
3.50%, 03/08/22	295	300,278
4.60%, 04/01/21	200	210,745
Series N
2.15%, 01/30/20	825	818,329
Wells Fargo Bank N.A.
1.80%, 11/28/18[a]	600	597,988
2.15%, 12/06/19	400	397,585

Security	Principal (000s)	Value
2.60%, 01/15/21	$500	$498,249
Westpac Banking Corp.
1.60%, 08/19/19	523	515,967
1.95%, 11/23/18	250	249,636
2.00%, 08/19/21	270	262,537
2.10%, 05/13/21	700	684,488
2.15%, 03/06/20	460	455,939
2.25%, 07/30/18[a]	475	474,330
2.25%, 01/17/19[a]	1,042	1,041,059
2.30%, 05/26/20[a]	469	465,457
2.50%, 06/28/22	1,115	1,091,853
2.60%, 11/23/20	650	648,228
2.80%, 01/11/22	325	323,239
4.88%, 11/19/19	721	750,457

		253,826,700
BEVERAGES — 3.15%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,912	1,904,891
2.15%, 02/01/19	785	783,894
2.65%, 02/01/21 (Call 01/01/21)[a]	3,905	3,888,652
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	775	758,522
5.38%, 01/15/20	1,209	1,274,964
7.75%, 01/15/19	1,334	1,401,862
Coca-Cola Co. (The)
1.15%, 04/01/18	755	753,697
1.38%, 05/30/19	10	9,880
1.55%, 09/01/21	905	874,318
1.65%, 03/14/18	320	320,007
1.65%, 11/01/18[a]	510	507,879
1.88%, 10/27/20	518	509,298
2.20%, 05/25/22	100	97,791
2.45%, 11/01/20	440	439,804
3.15%, 11/15/20	422	429,732
Constellation Brands Inc.
2.25%, 11/06/20	500	492,231
2.70%, 05/09/22 (Call 04/09/22)	550	540,011
3.20%, 02/15/23 (Call 01/15/23)	500	499,280
Diageo Capital PLC
1.13%, 04/29/18	550	548,550
Diageo Investment Corp.
2.88%, 05/11/22	300	299,911
Molson Coors Brewing Co.
1.45%, 07/15/19	330	324,675
2.10%, 07/15/21 (Call 06/15/21)	1,125	1,092,020
PepsiCo Inc.
1.50%, 02/22/19	668	664,381
1.70%, 10/06/21 (Call 09/06/21)	250	241,233
1.85%, 04/30/20 (Call 03/30/20)	784	775,403
2.00%, 04/15/21 (Call 03/15/21)	500	490,868
2.15%, 10/14/20 (Call 09/14/20)	1,125	1,115,717
2.25%, 01/07/19 (Call 12/07/18)	275	274,850
3.00%, 08/25/21	733	741,160
5.00%, 06/01/18	629	634,786

		22,690,267

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.60%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	$680	$673,245
2.20%, 05/22/19 (Call 04/22/19)	833	830,553
2.20%, 05/11/20	630	624,679
2.65%, 05/11/22 (Call 04/11/22)	1,355	1,335,177
3.88%, 11/15/21 (Call 08/15/21)	866	894,907
5.70%, 02/01/19	545	562,297
Biogen Inc.
2.90%, 09/15/20	1,394	1,401,010
Celgene Corp.
2.25%, 05/15/19	10	9,957
2.88%, 08/15/20	668	670,302
3.55%, 08/15/22	850	864,183
3.95%, 10/15/20	200	205,990
Gilead Sciences Inc.
1.85%, 09/04/18	410	409,652
2.05%, 04/01/19	635	633,104
2.55%, 09/01/20	909	909,808
4.40%, 12/01/21 (Call 09/01/21)	985	1,038,677
4.50%, 04/01/21 (Call 01/01/21)	420	441,433

		11,504,974
CHEMICALS — 1.36%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	140	139,447
4.25%, 11/15/20 (Call 08/15/20)	676	702,139
8.55%, 05/15/19	1,477	1,589,583
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,014	1,016,200
EI du Pont de Nemours & Co.
3.63%, 01/15/21	430	441,575
4.63%, 01/15/20	249	259,084
6.00%, 07/15/18	1,443	1,461,363
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	869	896,032
Monsanto Co.
2.13%, 07/15/19	760	754,004
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	128	133,688
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	350	340,238
2.45%, 02/15/22 (Call 11/15/21)	175	172,662
3.00%, 09/01/21	212	214,053
4.50%, 08/15/19	127	131,039
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,314	1,301,898
2.75%, 06/01/22 (Call 05/01/22)	230	226,060

		9,779,065
COMMERCIAL SERVICES — 0.51%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,033	1,028,453
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	223	227,818
Ecolab Inc.
4.35%, 12/08/21	1,138	1,199,004

Security	Principal (000s)	Value
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	$570	$604,260
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	60	60,749
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	550	559,990

		3,680,274
COMPUTERS — 3.40%
Apple Inc.
1.00%, 05/03/18	700	698,755
1.10%, 08/02/19	5	4,916
1.55%, 02/08/19	58	57,661
1.55%, 02/07/20	475	467,633
1.55%, 08/04/21 (Call 07/04/21)	785	755,511
1.80%, 05/11/20	292	288,033
2.00%, 05/06/20	1,170	1,159,900
2.10%, 05/06/19	1,330	1,328,398
2.15%, 02/09/22	785	766,074
2.25%, 02/23/21 (Call 01/23/21)	1,829	1,810,077
2.30%, 05/11/22 (Call 04/11/22)	685	670,659
2.50%, 02/09/22 (Call 01/09/22)	1,016	1,004,963
2.85%, 05/06/21	1,461	1,470,632
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	1,658	1,672,657
4.42%, 06/15/21 (Call 05/15/21)[b]	1,870	1,936,918
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,120	1,125,203
3.60%, 10/15/20 (Call 09/15/20)	609	618,736
4.40%, 10/15/22 (Call 08/15/22)[a]	545	567,136
HP Inc.
4.30%, 06/01/21	641	667,448
4.38%, 09/15/21	425	443,927
4.65%, 12/09/21	250	264,061
IBM Credit LLC
2.20%, 09/08/22	855	828,046
International Business Machines Corp.
1.25%, 02/08/18[a]	200	199,978
1.63%, 05/15/20	1,450	1,425,066
1.80%, 05/17/19	1,110	1,103,374
1.88%, 08/01/22	160	153,096
1.95%, 02/12/19	650	648,923
2.50%, 01/27/22	300	296,885
7.63%, 10/15/18[a]	1,015	1,054,301
8.38%, 11/01/19	65	71,611
Seagate HDD Cayman
3.75%, 11/15/18[a]	925	935,267

		24,495,845
COSMETICS & PERSONAL CARE — 0.47%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	49,742
2.30%, 05/03/22	50	49,087
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,075	1,045,645
1.90%, 11/01/19	10	9,934

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.90%, 10/23/20	$339	$334,794
2.15%, 08/11/22	450	437,907
Unilever Capital Corp.
1.38%, 07/28/21	350	335,074
2.10%, 07/30/20	300	297,026
2.20%, 05/05/22 (Call 04/05/22)[a]	500	487,646
4.25%, 02/10/21	350	365,915

		3,412,770
DIVERSIFIED FINANCIAL SERVICES — 4.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	600	611,629
4.50%, 05/15/21	1,275	1,325,331
4.63%, 10/30/20	900	937,163
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	1,330	1,341,542
3.38%, 06/01/21 (Call 05/01/21)	730	738,250
American Express Co.
1.55%, 05/22/18	200	199,747
2.50%, 08/01/22 (Call 07/01/22)	520	508,120
7.00%, 03/19/18	600	603,948
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	500	499,537
2.13%, 03/18/19	1,097	1,094,591
2.20%, 03/03/20 (Call 02/01/20)	439	435,690
2.25%, 08/15/19	1,031	1,028,143
2.25%, 05/05/21 (Call 04/04/21)	1,317	1,294,748
2.38%, 05/26/20 (Call 04/25/20)	509	506,207
2.70%, 03/03/22 (Call 01/31/22)	1,900	1,884,702
Series F
2.60%, 09/14/20 (Call 08/14/20)	870	868,803
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	520	520,000
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/08/18)	800	799,564
4.45%, 07/22/20[a]	75	78,352
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	2,480	2,445,158
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	348	339,621
2.75%, 12/01/20 (Call 11/01/20)	717	720,783
International Lease Finance Corp.
4.63%, 04/15/21[a]	560	583,871
5.88%, 04/01/19	489	506,654
6.25%, 05/15/19	695	725,968
7.13%, 09/01/18[b]	535	549,671
Jefferies Group LLC
5.13%, 04/13/18	900	904,144
6.88%, 04/15/21	425	470,603
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	565	550,770
Nasdaq Inc.
5.55%, 01/15/20	318	334,572
Nomura Holdings Inc.
2.75%, 03/19/19	450	450,642
6.70%, 03/04/20	210	225,996
ORIX Corp.
2.90%, 07/18/22	200	197,212
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	610	611,193

Security	Principal (000s)	Value
3.00%, 08/15/19 (Call 07/15/19)	$795	$799,106
3.75%, 08/15/21 (Call 06/15/21)	460	468,498
TD Ameritrade Holding Corp.
5.60%, 12/01/19	102	107,755
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	2,138	2,123,203
2.80%, 12/14/22 (Call 10/14/22)	500	498,072

		28,889,559
ELECTRIC — 2.46%
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	100	103,866
Dominion Energy Inc.
1.90%, 06/15/18	665	663,898
2.96%, 07/01/19[e]	500	502,387
4.10%, 04/01/21[e]	500	514,961
6.40%, 06/15/18	525	532,654
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	700	699,243
2.40%, 08/15/22 (Call 07/15/22)[a]	341	331,318
Duke Energy Progress LLC
5.30%, 01/15/19	1,112	1,143,084
Emera U.S. Finance LP
2.15%, 06/15/19	253	251,237
2.70%, 06/15/21 (Call 05/15/21)	450	445,042
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	588	608,017
Entergy Texas Inc.
7.13%, 02/01/19	62	64,783
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,092	1,094,872
5.15%, 12/01/20 (Call 09/01/20)	577	613,290
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	643	646,702
5.20%, 10/01/19	842	876,435
Georgia Power Co.
1.95%, 12/01/18	30	29,911
4.25%, 12/01/19	110	113,533
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	795	795,598
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	650	648,142
2.30%, 04/01/19	233	232,681
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18[a]	325	333,220
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	570	581,258
8.25%, 10/15/18	100	103,958
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	1,065	1,109,853
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	630	630,035
Southern Co. (The)
1.55%, 07/01/18	440	438,579
2.35%, 07/01/21 (Call 06/01/21)	1,380	1,354,563
2.45%, 09/01/18	325	325,068
2.75%, 06/15/20 (Call 05/15/20)	840	841,182

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Virginia Electric & Power Co.
5.40%, 04/30/18	$360	$362,653
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	690	715,765

		17,707,788
ELECTRONICS — 0.31%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	400	401,000
Honeywell International Inc.
1.40%, 10/30/19	48	47,242
1.80%, 10/30/19	273	270,472
1.85%, 11/01/21 (Call 10/01/21)	1,585	1,537,953

		2,256,667
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22	512	512,620

		512,620
ENVIRONMENTAL CONTROL — 0.16%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	110	108,495
3.80%, 05/15/18	325	326,234
5.00%, 03/01/20	150	156,904
5.50%, 09/15/19	479	500,928
Waste Management Inc.
4.75%, 06/30/20	49	51,436

		1,143,997
FOOD — 1.28%
General Mills Inc.
2.20%, 10/21/19	275	273,301
2.60%, 10/12/22 (Call 09/12/22)	258	252,530
3.15%, 12/15/21 (Call 09/15/21)	540	545,033
5.65%, 02/15/19	534	550,990
JM Smucker Co. (The)
3.50%, 10/15/21	520	532,481
Kellogg Co.
4.00%, 12/15/20	498	515,209
4.15%, 11/15/19	50	51,540
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	600	599,302
2.80%, 07/02/20 (Call 06/02/20)	1,101	1,101,570
3.50%, 06/06/22	300	303,046
3.50%, 07/15/22 (Call 05/15/22)[a]	100	100,987
5.38%, 02/10/20	485	509,830
6.13%, 08/23/18	562	573,220
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	275	275,146
2.95%, 11/01/21 (Call 10/01/21)	350	350,070
3.30%, 01/15/21 (Call 12/15/20)	378	383,469
3.40%, 04/15/22 (Call 01/15/22)	28	28,331
Sysco Corp.
1.90%, 04/01/19	17	16,898
2.50%, 07/15/21 (Call 06/15/21)[a]	583	576,030
2.60%, 10/01/20 (Call 09/01/20)	358	358,257

Security	Principal (000s)	Value
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	$1,301	$1,303,350
4.50%, 06/15/22 (Call 03/15/22)	34	35,838

		9,236,428
GAS — 0.19%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)[a]	465	465,294
Sempra Energy
2.40%, 02/01/20	135	134,533
2.40%, 03/15/20 (Call 02/15/20)	255	253,740
2.90%, 02/01/23 (Call 01/01/23)	85	84,160
9.80%, 02/15/19	409	439,202

		1,376,929
HEALTH CARE — PRODUCTS — 2.06%
Abbott Laboratories
2.00%, 03/15/20	309	304,885
2.35%, 11/22/19	1,260	1,256,662
2.80%, 09/15/20 (Call 08/15/20)	75	75,148
2.90%, 11/30/21 (Call 10/30/21)	1,230	1,226,391
4.13%, 05/27/20	325	335,278
5.13%, 04/01/19	80	82,327
Becton Dickinson and Co.
2.68%, 12/15/19	1,320	1,318,271
2.89%, 06/06/22 (Call 05/06/22)	1,283	1,260,816
Boston Scientific Corp.
2.65%, 10/01/18	475	476,304
2.85%, 05/15/20	305	304,991
Medtronic Global Holdings SCA
1.70%, 03/28/19	650	645,302
Medtronic Inc.
1.38%, 04/01/18	590	589,081
1.50%, 03/15/18	250	249,752
2.50%, 03/15/20	950	950,295
3.15%, 03/15/22	1,155	1,168,135
4.13%, 03/15/21 (Call 12/15/20)	509	530,455
Stryker Corp.
2.00%, 03/08/19	177	176,327
2.63%, 03/15/21 (Call 02/15/21)	800	796,161
4.38%, 01/15/20	50	51,683
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	732	732,323
3.30%, 02/15/22	250	252,505
3.60%, 08/15/21 (Call 05/15/21)	753	770,207
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	450	449,618
2.70%, 04/01/20 (Call 03/01/20)	820	817,267

		14,820,184
HEALTH CARE — SERVICES — 1.14%
Aetna Inc.
1.70%, 06/07/18	825	822,855
2.75%, 11/15/22 (Call 08/15/22)	350	342,894
Anthem Inc.

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.25%, 08/15/19	$520	$517,508
2.30%, 07/15/18	330	330,339
3.70%, 08/15/21 (Call 05/15/21)	770	787,275
4.35%, 08/15/20	430	446,932
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,793
UnitedHealth Group Inc.
1.63%, 03/15/19	160	158,787
1.70%, 02/15/19	510	507,525
1.90%, 07/16/18	1,125	1,123,104
2.13%, 03/15/21	333	327,486
2.30%, 12/15/19	189	188,366
2.38%, 10/15/22	500	487,460
2.70%, 07/15/20	830	833,306
2.88%, 03/15/22 (Call 12/15/21)	760	760,688
6.00%, 02/15/18	475	475,646

		8,209,964
HOME BUILDERS — 0.06%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	458	463,038

		463,038
HOUSEWARES — 0.10%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	725	727,354

		727,354
INSURANCE — 1.58%
Aflac Inc.
2.40%, 03/16/20	28	27,885
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,220	1,215,765
3.30%, 03/01/21 (Call 02/01/21)	1,545	1,562,054
6.40%, 12/15/20	180	197,671
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	175	174,734
1.45%, 03/07/18	466	465,619
1.70%, 03/15/19	1,113	1,107,197
2.00%, 08/15/18	375	374,485
4.25%, 01/15/21	496	519,285
5.40%, 05/15/18[a]	733	738,890
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	677	670,511
3.40%, 01/31/22	100	102,466
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	475	471,370
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	814	809,973
MetLife Inc.
4.75%, 02/08/21	560	592,526
7.72%, 02/15/19	590	623,035
Series A
6.82%, 08/15/18	809	829,426
Prudential Financial Inc.
5.38%, 06/21/20	400	425,203
7.38%, 06/15/19	351	374,461
Travelers Companies Inc. (The)

Security	Principal (000s)	Value
3.90%, 11/01/20	$105	$108,259
5.80%, 05/15/18	10	10,100

		11,400,915
INTERNET — 0.67%
Alphabet Inc.
3.63%, 05/19/21	934	967,335
Amazon.com Inc.
1.90%, 08/21/20[b]	613	604,238
2.60%, 12/05/19 (Call 11/05/19)	1,103	1,108,548
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	1,050	1,045,490
2.60%, 07/15/22 (Call 04/15/22)	600	586,793
2.88%, 08/01/21 (Call 06/01/21)	492	491,198

		4,803,602
IRON & STEEL — 0.01%
Nucor Corp.
5.85%, 06/01/18	100	101,107

		101,107
LODGING — 0.17%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	1,205	1,181,639
3.00%, 03/01/19 (Call 12/01/18)	10	10,052

		1,191,691
MACHINERY — 1.68%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	647	639,164
1.80%, 11/13/18	55	54,795
2.00%, 11/29/19	217	215,592
2.00%, 03/05/20	1,094	1,083,144
2.10%, 06/09/19	380	378,923
2.25%, 12/01/19	365	363,661
2.55%, 11/29/22	300	294,619
7.15%, 02/15/19	473	496,256
Caterpillar Inc.
3.90%, 05/27/21	1,155	1,200,227
CNH Industrial Capital LLC
4.88%, 04/01/21	500	523,264
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	550	543,436
4.38%, 10/16/19	360	371,677
John Deere Capital Corp.
1.25%, 10/09/19	102	100,161
1.95%, 12/13/18[a]	395	394,194
1.95%, 01/08/19[a]	525	523,634
2.05%, 03/10/20	225	223,202
2.15%, 09/08/22	438	423,582
2.25%, 04/17/19	1,205	1,204,961
2.38%, 07/14/20	233	232,201
2.55%, 01/08/21	616	614,484
2.75%, 03/15/22	10	9,930

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.75%, 09/10/18	$475	$484,921
Roper Technologies Inc.
2.05%, 10/01/18	990	987,650
3.00%, 12/15/20 (Call 11/15/20)	673	677,143
6.25%, 09/01/19	25	26,390

		12,067,211
MANUFACTURING — 1.32%
3M Co.
1.63%, 06/15/19	200	198,342
2.00%, 06/26/22	630	610,519
Eaton Corp.
2.75%, 11/02/22	500	494,665
General Electric Co.
1.63%, 04/02/18	340	339,810
2.20%, 01/09/20 (Call 12/09/19)	991	981,949
2.70%, 10/09/22[a]	650	637,151
3.10%, 01/09/23	500	496,466
4.38%, 09/16/20	879	913,261
4.63%, 01/07/21	590	617,624
4.65%, 10/17/21	800	844,521
5.50%, 01/08/20	620	652,609
5.63%, 05/01/18	1,145	1,154,328
6.00%, 08/07/19	225	236,374
Illinois Tool Works Inc.
1.95%, 03/01/19	379	377,769
6.25%, 04/01/19	117	121,930
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	785	803,384

		9,480,702
MEDIA — 2.66%
21st Century Fox America Inc.
4.50%, 02/15/21	700	738,252
6.90%, 03/01/19	54	56,523
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	399	397,806
3.38%, 03/01/22 (Call 12/01/21)[a]	620	624,694
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,025	1,037,990
4.46%, 07/23/22 (Call 05/23/22)	913	944,953
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	400	515,203
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	390	373,197
5.15%, 03/01/20	850	896,288
5.70%, 05/15/18	575	580,565
5.70%, 07/01/19	533	557,446
5.88%, 02/15/18	225	225,286
Discovery Communications LLC
4.38%, 06/15/21	500	518,836
5.05%, 06/01/20	125	131,021
NBCUniversal Media LLC
4.38%, 04/01/21	359	378,279
5.15%, 04/30/20	1,375	1,455,688
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	200	199,372
2.80%, 06/15/20 (Call 05/15/20)	100	99,478
Time Warner Cable LLC

Security	Principal (000s)	Value
4.13%, 02/15/21 (Call 11/15/20)	$557	$570,921
5.00%, 02/01/20	718	744,913
6.75%, 07/01/18[a]	575	585,448
8.25%, 04/01/19	1,210	1,284,584
8.75%, 02/14/19	392	415,757
Time Warner Inc.
2.10%, 06/01/19	440	437,441
4.70%, 01/15/21	235	246,806
4.75%, 03/29/21	730	769,313
4.88%, 03/15/20	886	925,392
Viacom Inc.
3.88%, 12/15/21	350	358,220
Walt Disney Co. (The)
1.85%, 05/30/19	698	694,377
2.30%, 02/12/21	835	828,541
2.35%, 12/01/22	800	784,842
2.45%, 03/04/22	550	543,544
5.50%, 03/15/19	200	207,031

		19,128,007
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	206	205,315

		205,315
MINING — 0.41%
Barrick North America Finance LLC
4.40%, 05/30/21	793	835,991
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	900	899,601
6.50%, 04/01/19	25	26,197
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	929	946,448
5.13%, 10/01/19	200	207,340

		2,915,577
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.
4.50%, 05/15/21	500	521,783

		521,783
OIL & GAS — 5.28%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	600	631,515
8.70%, 03/15/19	555	591,599
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	400	400,572
BP Capital Markets PLC
1.38%, 05/10/18	945	943,151
2.24%, 09/26/18	325	325,523
2.24%, 05/10/19	1,255	1,253,326
2.32%, 02/13/20	725	722,495
2.50%, 11/06/22	513	504,192
2.52%, 01/15/20	645	645,905

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.52%, 09/19/22 (Call 08/19/22)	$250	$246,123
3.56%, 11/01/21	1,275	1,312,073
4.50%, 10/01/20	450	472,304
4.74%, 03/11/21	200	212,251
Chevron Corp.
1.37%, 03/02/18	250	249,821
1.56%, 05/16/19	1,175	1,164,780
1.72%, 06/24/18 (Call 05/24/18)	1,745	1,744,427
1.79%, 11/16/18	411	409,513
1.96%, 03/03/20 (Call 02/03/20)	779	772,426
2.10%, 05/16/21 (Call 04/15/21)	990	974,164
2.36%, 12/05/22 (Call 09/05/22)	541	528,821
2.41%, 03/03/22 (Call 01/03/22)	350	345,008
2.42%, 11/17/20 (Call 10/17/20)	475	474,336
2.43%, 06/24/20 (Call 05/24/20)[a]	125	124,987
2.50%, 03/03/22 (Call 02/03/22)	100	98,920
4.95%, 03/03/19	251	258,284
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	695	699,461
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	150	153,829
6.50%, 05/15/19	208	217,244
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	190	189,476
4.10%, 02/01/21	875	907,588
5.63%, 06/01/19	245	254,821
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	250	244,667
4.88%, 11/15/21	300	317,815
8.13%, 06/01/19	28	29,925
Exxon Mobil Corp.
1.44%, 03/01/18	500	499,967
1.71%, 03/01/19[a]	495	492,365
1.82%, 03/15/19 (Call 02/15/19)[a]	955	952,161
1.91%, 03/06/20 (Call 02/06/20)	635	629,514
2.22%, 03/01/21 (Call 02/01/21)	1,675	1,658,146
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	407	405,786
Marathon Petroleum Corp.
2.70%, 12/14/18	108	108,412
3.40%, 12/15/20 (Call 11/15/20)	698	709,996
5.13%, 03/01/21	168	178,294
Occidental Petroleum Corp.
1.50%, 02/15/18	325	324,902
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,250	1,302,287
Phillips 66
4.30%, 04/01/22	750	787,621
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	14	14,449
Shell International Finance BV
1.38%, 05/10/19	550	543,686
1.63%, 11/10/18[a]	12	11,959
1.88%, 05/10/21	1,165	1,137,055
1.90%, 08/10/18[a]	850	848,493
2.00%, 11/15/18[a]	300	299,440
2.13%, 05/11/20	1,137	1,128,320
2.25%, 11/10/20	672	666,718
4.30%, 09/22/19	660	680,114
4.38%, 03/25/20	560	581,916
Statoil ASA

Security	Principal (000s)	Value
1.15%, 05/15/18	$100	$99,690
2.25%, 11/08/19	200	199,450
2.90%, 11/08/20	350	353,070
3.15%, 01/23/22	550	556,287
Total Capital International SA
2.10%, 06/19/19	530	528,864
2.13%, 01/10/19	590	589,914
2.70%, 01/25/23	300	297,187
2.75%, 06/19/21	425	425,899
Total Capital SA
2.13%, 08/10/18	675	674,350
4.45%, 06/24/20	1,055	1,102,585
Valero Energy Corp.
6.13%, 02/01/20	425	453,300
9.38%, 03/15/19	296	318,431

		37,981,970
OIL & GAS SERVICES — 0.22%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)[b]	850	837,496
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	795	767,920

		1,605,416
PHARMACEUTICALS — 5.31%
AbbVie Inc.
1.80%, 05/14/18	850	849,764
2.00%, 11/06/18	885	882,474
2.30%, 05/14/21 (Call 04/14/21)	480	471,935
2.50%, 05/14/20 (Call 04/14/20)	1,545	1,540,133
2.90%, 11/06/22	1,025	1,015,426
Allergan Funding SCS
2.35%, 03/12/18	675	674,970
3.00%, 03/12/20 (Call 02/12/20)	1,825	1,832,607
3.45%, 03/15/22 (Call 01/15/22)	1,559	1,567,421
AstraZeneca PLC
1.95%, 09/18/19	1,334	1,322,522
2.38%, 11/16/20[a]	484	480,692
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,172	1,165,318
1.75%, 03/01/19	28	27,871
Cardinal Health Inc.
1.95%, 06/15/18	425	424,514
1.95%, 06/14/19	10	9,914
2.62%, 06/15/22 (Call 05/15/22)[a]	1,300	1,265,170
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	820	796,115
2.25%, 08/12/19 (Call 07/12/19)[a]	410	407,940
2.80%, 07/20/20 (Call 06/20/20)	1,613	1,609,341
4.13%, 05/15/21 (Call 02/15/21)	545	562,974
Eli Lilly & Co.
1.95%, 03/15/19	300	299,829
Express Scripts Holding Co.
2.25%, 06/15/19	222	221,189
2.60%, 11/30/20	383	380,215
3.05%, 11/30/22 (Call 10/30/22)[a]	250	246,503

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
3.30%, 02/25/21 (Call 01/25/21)	$275	$277,103
3.90%, 02/15/22	448	458,410
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	925	933,577
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	751	751,943
Johnson & Johnson
1.13%, 03/01/19	46	45,485
1.65%, 03/01/21 (Call 02/01/21)	1,330	1,298,864
1.88%, 12/05/19	75	74,458
2.25%, 03/03/22 (Call 02/03/22)[a]	175	172,262
5.15%, 07/15/18	970	982,922
McKesson Corp.
1.40%, 03/15/18	350	349,619
2.28%, 03/15/19	801	799,532
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	51,973
Medco Health Solutions Inc.
7.13%, 03/15/18	625	628,453
Merck & Co. Inc.
1.30%, 05/18/18[a]	175	174,516
1.85%, 02/10/20	848	839,030
2.35%, 02/10/22	804	792,942
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	645	668,262
Mylan NV
2.50%, 06/07/19	10	9,961
3.15%, 06/15/21 (Call 05/15/21)[a]	1,030	1,028,754
3.75%, 12/15/20 (Call 11/15/20)	150	152,824
Novartis Capital Corp.
1.80%, 02/14/20	490	484,319
2.40%, 05/17/22 (Call 04/17/22)	175	172,468
2.40%, 09/21/22[a]	500	491,917
4.40%, 04/24/20	487	507,584
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,121	1,153,431
Pfizer Inc.
1.45%, 06/03/19	695	687,439
1.50%, 06/15/18	395	393,978
1.70%, 12/15/19	368	363,884
1.95%, 06/03/21	560	550,522
2.10%, 05/15/19	665	664,016
Sanofi
4.00%, 03/29/21	844	877,831
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,280	1,263,684
2.40%, 09/23/21 (Call 08/23/21)	1,910	1,864,281
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	200	203,797

		38,224,878
PIPELINES — 2.19%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	254	256,200
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	120	124,260
4.38%, 10/15/20 (Call 09/15/20)	202	209,372
5.20%, 03/15/20	65	68,129
9.88%, 03/01/19	208	223,782

Security	Principal (000s)	Value
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	$250	$245,863
Energy Transfer LP
2.50%, 06/15/18	500	500,580
4.15%, 10/01/20 (Call 08/01/20)	900	926,052
4.65%, 06/01/21 (Call 03/01/21)[a]	620	645,806
5.20%, 02/01/22 (Call 11/01/21)	704	750,539
Enterprise Products Operating LLC
1.65%, 05/07/18	275	274,473
2.55%, 10/15/19 (Call 09/15/19)	469	469,163
2.85%, 04/15/21 (Call 03/15/21)	580	580,124
5.20%, 09/01/20	525	557,253
5.25%, 01/31/20	425	446,058
6.50%, 01/31/19	129	134,169
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	840	840,942
3.50%, 03/01/21 (Call 01/01/21)	450	455,502
3.95%, 09/01/22 (Call 06/01/22)	610	625,056
5.30%, 09/15/20	155	164,087
5.95%, 02/15/18	375	375,529
6.50%, 04/01/20	125	134,274
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	425	427,193
Magellan Midstream Partners LP
4.25%, 02/01/21	136	141,151
6.55%, 07/15/19	136	143,481
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	303	303,197
8.63%, 03/01/19	335	355,731
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	702	696,873
3.65%, 06/01/22 (Call 03/01/22)	250	250,150
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	850	905,685
6.25%, 03/15/22 (Call 12/15/21)	750	827,072
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	100	103,577
TransCanada PipeLines Ltd.
3.80%, 10/01/20	195	200,639
7.13%, 01/15/19	425	444,184
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	575	575,344
3.60%, 03/15/22 (Call 01/15/22)	291	294,931
5.25%, 03/15/20	1,019	1,070,367

		15,746,788
REAL ESTATE INVESTMENT TRUSTS — 1.19%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	735	734,962
3.40%, 02/15/19	602	607,356
4.70%, 03/15/22	830	876,056
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	229	240,105
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	750	731,175
3.40%, 02/15/21 (Call 01/15/21)	745	755,244

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	$525	$557,367
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	150	150,112
5.38%, 02/01/21 (Call 11/03/20)	342	364,235
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	558	543,595
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[a]	35	35,006
2.63%, 06/15/22 (Call 03/15/22)	430	423,677
3.38%, 03/15/22 (Call 12/15/21)	800	814,181
4.13%, 12/01/21 (Call 09/01/21)	607	635,250
4.38%, 03/01/21 (Call 12/01/20)	165	173,046
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	327	326,559
4.00%, 04/30/19 (Call 01/30/19)	325	330,265
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	195	196,020
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	25	25,375
Weyerhaeuser Co.
7.38%, 10/01/19[a]	50	53,804

		8,573,390
RETAIL — 2.24%
Best Buy Co. Inc.
5.00%, 08/01/18	225	227,844
5.50%, 03/15/21 (Call 12/15/20)[a]	433	465,581
Costco Wholesale Corp.
1.70%, 12/15/19	452	447,040
2.30%, 05/18/22 (Call 04/18/22)[a]	1,160	1,137,014
CVS Health Corp.
1.90%, 07/20/18	880	879,481
2.25%, 12/05/18 (Call 11/05/18)	325	325,026
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	500	534,641
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	985	981,928
2.00%, 04/01/21 (Call 03/01/21)	1,130	1,111,263
2.25%, 09/10/18 (Call 08/10/18)	340	340,675
2.63%, 06/01/22 (Call 05/01/22)	410	407,848
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	480	485,142
4.63%, 04/15/20 (Call 10/15/19)	125	129,481
McDonald’s Corp.
2.10%, 12/07/18	325	324,942
2.75%, 12/09/20 (Call 11/09/20)[a]	1,295	1,300,575
5.35%, 03/01/18	495	496,233
Nordstrom Inc.
4.75%, 05/01/20	255	264,006
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	361	356,093
2.20%, 11/22/20	210	208,403
Target Corp.
2.30%, 06/26/19	405	405,336
2.90%, 01/15/22	540	543,542
3.88%, 07/15/20	354	366,632
Wal-Mart Stores Inc.
4.13%, 02/01/19	70	71,331

Security	Principal (000s)	Value
Walgreen Co.
3.10%, 09/15/22[a]	$300	$298,313
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	50,070
3.30%, 11/18/21 (Call 09/18/21)	550	555,285
Walmart Inc.
1.75%, 10/09/19[a]	955	947,765
Walmart Inc.
1.13%, 04/11/18[a]	871	869,230
1.90%, 12/15/20	910	897,883
2.35%, 12/15/22 (Call 11/15/22)	176	172,510
3.63%, 07/08/20	510	525,233

		16,126,346
SEMICONDUCTORS — 1.67%
Altera Corp.
2.50%, 11/15/18	55	55,047
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	10	10,029
4.30%, 06/15/21	223	234,387
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21[b]	277	269,044
2.38%, 01/15/20[b]	1,408	1,393,009
3.00%, 01/15/22 (Call 12/15/21)[b]	1,297	1,273,997
Intel Corp.
1.85%, 05/11/20[a]	25	24,736
2.35%, 05/11/22 (Call 04/11/22)[a]	925	910,798
2.45%, 07/29/20	919	921,373
2.70%, 12/15/22	180	178,943
3.30%, 10/01/21[a]	975	997,210
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	230	229,664
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	685	671,252
QUALCOMM Inc.
1.40%, 05/18/18	675	674,249
1.85%, 05/20/19	725	720,294
2.10%, 05/20/20	730	722,479
2.25%, 05/20/20	755	748,191
2.60%, 01/30/23 (Call 12/30/22)	800	771,706
Texas Instruments Inc.
1.00%, 05/01/18	325	324,040
1.65%, 08/03/19	271	268,470
2.75%, 03/12/21 (Call 02/12/21)	44	44,243
Xilinx Inc.
2.13%, 03/15/19	107	106,560
3.00%, 03/15/21	455	455,835

		12,005,556
SOFTWARE — 2.42%
Adobe Systems Inc.
4.75%, 02/01/20	100	104,464
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	657	640,604
2.85%, 10/15/18	175	175,562
3.63%, 10/15/20 (Call 09/15/20)	473	482,893

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Microsoft Corp.
1.10%, 08/08/19	$910	$894,942
1.30%, 11/03/18[a]	1,115	1,109,076
1.55%, 08/08/21 (Call 07/08/21)	1,390	1,342,544
1.63%, 12/06/18	225	224,028
1.85%, 02/06/20	275	272,462
1.85%, 02/12/20 (Call 01/12/20)	950	942,664
2.00%, 11/03/20 (Call 10/03/20)	1,044	1,032,760
2.38%, 02/12/22 (Call 01/12/22)	1,449	1,430,984
2.65%, 11/03/22 (Call 09/03/22)	155	154,292
4.20%, 06/01/19	294	301,713
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	2,368	2,303,698
2.25%, 10/08/19	932	931,452
2.38%, 01/15/19[a]	1,007	1,010,123
2.50%, 10/15/22	514	505,105
2.80%, 07/08/21	986	990,722
3.88%, 07/15/20	325	336,568
5.00%, 07/08/19	384	398,540
5.75%, 04/15/18	952	958,570
VMware Inc.
2.30%, 08/21/20	362	355,067
2.95%, 08/21/22 (Call 07/21/22)	530	512,319

		17,411,152
TELECOMMUNICATIONS — 3.94%
AT&T Inc.
2.30%, 03/11/19[a]	675	675,554
2.38%, 11/27/18[a]	475	475,917
2.45%, 06/30/20 (Call 05/30/20)	1,675	1,665,170
2.80%, 02/17/21 (Call 01/17/21)	710	708,121
3.00%, 02/15/22	680	676,324
3.00%, 06/30/22 (Call 04/30/22)	185	183,377
3.20%, 03/01/22 (Call 02/01/22)	450	450,960
3.80%, 03/15/22	1,540	1,575,902
3.88%, 08/15/21	445	457,749
4.60%, 02/15/21 (Call 11/15/20)	831	872,186
5.20%, 03/15/20	550	578,226
5.50%, 02/01/18	550	550,000
5.80%, 02/15/19	460	476,116
5.88%, 10/01/19	725	763,567
Cisco Systems Inc.
1.65%, 06/15/18[a]	375	374,226
2.13%, 03/01/19	921	920,268
2.20%, 02/28/21	2,119	2,093,897
2.45%, 06/15/20	901	900,014
4.45%, 01/15/20	1,166	1,211,344
4.95%, 02/15/19	1,546	1,591,048
Deutsche Telekom International Finance BV
6.00%, 07/08/19	190	199,168
Orange SA
1.63%, 11/03/19[a]	1,275	1,254,438
2.75%, 02/06/19	782	784,649
5.38%, 07/08/19	160	166,275
Rogers Communications Inc.
6.80%, 08/15/18	350	358,260
Telefonica Emisiones SAU
5.13%, 04/27/20[a]	1,052	1,107,143
5.46%, 02/16/21	346	372,004
5.88%, 07/15/19	357	373,488

Security	Principal (000s)	Value
Verizon Communications Inc.
2.63%, 02/21/20	$655	$656,667
2.95%, 03/15/22	1,493	1,486,302
3.13%, 03/16/22	1,590	1,592,880
3.50%, 11/01/21[a]	917	934,510
Vodafone Group PLC
1.50%, 02/19/18	770	769,665
2.50%, 09/26/22	356	347,988
5.45%, 06/10/19[a]	735	763,361

		28,366,764
TEXTILES — 0.06%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	425	423,596

		423,596
TRANSPORTATION — 0.65%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	491	509,037
5.75%, 03/15/18	305	306,247
Canadian National Railway Co.
5.55%, 03/01/19	300	309,961
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	325	334,648
FedEx Corp.
8.00%, 01/15/19	320	337,050
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	225	225,412
5.75%, 04/01/18	700	703,847
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	582	614,617
United Parcel Service Inc.
2.45%, 10/01/22	585	575,224
5.13%, 04/01/19	750	774,109

		4,690,152

TOTAL CORPORATE BONDS & NOTES
(Cost: $717,167,590)		710,930,355

U.S. GOVERNMENT OBLIGATIONS — 0.75%
U.S. Treasury Note/Bond
2.00%, 11/30/22[a]	5,500	5,370,918

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,414,796)		5,370,918

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.00%

MONEY MARKET FUNDS — 8.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,f,g]	41,865	$41,873,435
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,f]	15,759	15,758,705

		57,632,140

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,629,637)		57,632,140

TOTAL INVESTMENTS IN SECURITIES — 107.49%
(Cost: $780,212,023)		773,933,413
Other Assets, Less Liabilities — (7.49)%		(53,919,519)

NET ASSETS — 100.00%		$720,013,894

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,113	18,752	[a]	—	41,865	$41,873,435	$22,124	[b]	$(1,862)	$1,966
BlackRock Cash Funds: Treasury, SL Agency Shares	4,353	11,406	[a]	—	15,759	15,758,705	16,021		—	—
PNC Bank N.A.
1.50%, 02/23/18	$250	$—		$(250)	$—	—	869		1	39
1.60%, 06/01/18	800	—		—	800	799,120	2,944		—	(693)
1.70%, 12/07/18	550	—		—	550	547,734	2,328		—	(1,781)
1.80%, 11/05/18	900	—		—	900	897,735	3,896		—	(2,460)
1.95%, 03/04/19	850	—		—	850	846,775	3,681		—	(4,797)
2.00%, 05/19/20	—	500		—	500	493,442	897		—	(3,076)
2.15%, 04/29/21	250	—		—	250	245,361	1,127		—	(3,160)
2.30%, 06/01/20	400	—		—	400	397,240	2,225		—	(4,812)
2.45%, 11/05/20	250	—		—	250	248,532	1,639		—	(3,577)
2.45%, 07/28/22	750	—		—	750	734,292	4,449		—	(14,609)
2.55%, 12/09/21	250	—		—	250	247,175	1,568		—	(4,544)
2.63%, 02/17/22	600	—		—	600	594,059	3,727		—	(10,626)
2.70%, 11/01/22	—	300		—	300	294,390	1,292		—	(5,302)
2.95%, 01/30/23	—	1,000		—	1,000	989,734	—		—	(1,546)
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	—		—	50	52,464	280		—	(563)
6.88%, 05/15/19	361	—		—	361	380,199	1,979		—	(2,388)

						$65,400,392	$71,046		$(1,861)	$(61,929)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$710,930,355	$—	$710,930,355
U.S. government obligations	—	5,370,918	—	5,370,918
Money market funds	57,632,140	—	—	57,632,140

Total	$57,632,140	$716,301,273	$—	$773,933,413

27

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.89%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$113,094	$113,281,075
0.13%, 04/15/19	210,303	210,190,706
0.13%, 04/15/20	177,419	176,687,411
0.13%, 04/15/21	114,703	113,676,138
0.13%, 01/15/22	16,348	16,177,460
0.13%, 04/15/22	154,528	152,309,684
0.13%, 07/15/22	106,816	105,824,087
0.13%, 01/15/23	32,872	32,350,833
0.38%, 07/15/23	52,998	52,898,727
0.63%, 07/15/21	173,212	175,491,376
1.13%, 01/15/21	35,019	35,866,474
1.25%, 07/15/20	143,354	147,466,171
1.38%, 01/15/20	146,937	150,391,187

		1,482,611,329

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,497,654,532)		1,482,611,329

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	17,402	17,401,763

		17,401,763

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,401,763)		17,401,763

TOTAL INVESTMENTS IN SECURITIES — 101.06% (Cost: $1,515,056,295)		1,500,013,092
Other Assets, Less Liabilities — (1.06)%		(15,772,102)

NET ASSETS — 100.00%		$1,484,240,990

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	701	16,701	[a]	—	17,402	$17,401,763	$15,782	[b]	$—	$—

[a]	Net of purchases and sales.
[b]	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$1,482,611,329	$—	$1,482,611,329
Money market funds	17,401,763	—	—	17,401,763

Total	$17,401,763	$1,482,611,329	$—	$1,500,013,092

28

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.53%

AEROSPACE & DEFENSE — 1.57%
Lockheed Martin Corp.
4.70%, 05/15/46 (Call 11/15/45)	$50	$56,811
Northrop Grumman Corp.
4.03%, 10/15/47 (Call 04/15/47)	25	25,335
United Technologies Corp.
4.05%, 05/04/47 (Call 11/04/46)	75	76,642

		158,788
AGRICULTURE — 2.08%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)[a]	50	48,651
Archer-Daniels-Midland Co.
4.54%, 03/26/42	25	27,326
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)[b]	50	51,588
Philip Morris International Inc.
4.38%, 11/15/41	50	52,278
Reynolds American Inc.
5.85%, 08/15/45 (Call 02/15/45)	25	30,411

		210,254
AUTO MANUFACTURERS — 1.11%
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)	50	52,144
General Motors Co.
6.60%, 04/01/36 (Call 10/01/35)	50	60,344

		112,488
BANKS — 13.87%
Bank of America Corp.
5.00%, 01/21/44	100	117,611
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[c]	100	100,141
Citigroup Inc.
4.75%, 05/18/46	75	81,270
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	100	99,976
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	61,609
Fifth Third Bancorp.
8.25%, 03/01/38	25	37,322
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	75	84,282
6.13%, 02/15/33	25	30,891
6.75%, 10/01/37	75	98,977
HSBC Holdings PLC
6.50%, 09/15/37	100	128,817
JPMorgan Chase & Co.
4.95%, 06/01/45	50	56,521
6.40%, 05/15/38	100	135,144

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.220%)
3.90%, 01/23/49 (Call 01/23/48)[c]	$25	$24,710
Morgan Stanley
4.38%, 01/22/47	50	53,661
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[c]	75	76,256
Wells Fargo & Co.
4.90%, 11/17/45	100	112,481
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[a,c]	100	100,210

		1,399,879
BEVERAGES — 3.51%
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	100	110,080
4.90%, 02/01/46 (Call 08/01/45)	100	113,061
Diageo Capital PLC
5.88%, 09/30/36	25	32,347
Molson Coors Brewing Co.
5.00%, 05/01/42	25	27,742
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	75	70,963

		354,193
BIOTECHNOLOGY — 1.90%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	52,836
4.66%, 06/15/51 (Call 12/15/50)	25	27,222
Celgene Corp.
5.00%, 08/15/45 (Call 02/15/45)[a]	25	27,563
Gilead Sciences Inc.
4.75%, 03/01/46 (Call 09/01/45)	75	84,360

		191,981
BUILDING MATERIALS — 0.27%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)[a]	25	26,824

		26,824
CHEMICALS — 1.71%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	31,117
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	52,107
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	25,827
Monsanto Co.
4.40%, 07/15/44 (Call 01/15/44)	35	36,686
Sherwin-Williams Co. (The)
4.50%, 06/01/47 (Call 12/01/46)	25	26,533

		172,270

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.28%
Massachusetts Institute of Technology
4.68%, 07/01/14	$25	$27,942

		27,942
COMPUTERS — 2.67%
Apple Inc.
3.85%, 05/04/43	100	101,588
4.65%, 02/23/46 (Call 08/23/45)	50	56,647
Dell International LLC/EMC Corp.
8.35%, 07/15/46 (Call 01/15/46)[b]	25	32,890
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (Call 04/15/45)	25	26,463
International Business Machines Corp.
4.00%, 06/20/42	50	51,861

		269,449
DIVERSIFIED FINANCIAL SERVICES — 0.79%
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	25	24,313
Visa Inc.
4.30%, 12/14/45 (Call 06/14/45)	50	55,333

		79,646
ELECTRIC — 6.53%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	50	59,565
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	50	55,775
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	125	119,991
Exelon Generation Co. LLC
6.25%, 10/01/39	50	58,005
FirstEnergy Corp. Series C
7.38%, 11/15/31	25	33,750
Florida Power & Light Co.
5.69%, 03/01/40	25	32,288
Georgia Power Co.
4.30%, 03/15/42	100	105,560
Pacific Gas & Electric Co.
4.75%, 02/15/44 (Call 08/15/43)	75	81,158
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	50	56,690
Virginia Electric & Power Co. Series D
4.65%, 08/15/43 (Call 02/15/43)	50	56,668

		659,450
ELECTRONICS — 0.28%
Koninklijke Philips NV
5.00%, 03/15/42	25	28,391

		28,391

Security	Principal (000s)	Value
FOOD — 1.31%
Kraft Heinz Foods Co.
5.00%, 06/04/42	$75	$79,446
Kroger Co. (The)
4.45%, 02/01/47 (Call 08/01/46)[a]	25	24,918
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	25	27,990

		132,354
FOREST PRODUCTS & PAPER — 0.54%
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	54,131

		54,131
GAS — 0.26%
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	25	26,580

		26,580
HEALTH CARE — PRODUCTS — 1.50%
Abbott Laboratories
4.90%, 11/30/46 (Call 05/30/46)	50	57,060
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	25	26,474
Medtronic Inc.
4.63%, 03/15/45	60	67,890

		151,424
HEALTH CARE — SERVICES — 2.25%
Aetna Inc.
6.63%, 06/15/36	25	32,604
Anthem Inc.
4.63%, 05/15/42	50	53,463
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	23,803
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	35	37,146
UnitedHealth Group Inc.
4.20%, 01/15/47 (Call 07/15/46)	75	79,774

		226,790
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	34,626

		34,626

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HOUSEWARES — 0.29%
Newell Brands Inc.
5.50%, 04/01/46 (Call 10/01/45)[a]	$25	$28,743

		28,743
INSURANCE — 2.86%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	25	26,448
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	65	67,497
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	25	32,114
Chubb INA Holdings Inc.
4.35%, 11/03/45 (Call 05/03/45)	25	27,500
MetLife Inc.
5.70%, 06/15/35	50	61,873
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[b]	35	34,262
Travelers Companies Inc. (The)
4.60%, 08/01/43	35	39,411

		289,105
INTERNET — 1.03%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)[b]	50	51,386
4.25%, 08/22/57 (Call 02/22/57)[b]	50	52,549

		103,935
MACHINERY — 0.51%
Caterpillar Inc.
3.80%, 08/15/42	50	51,805

		51,805
MANUFACTURING — 2.79%
Eaton Corp.
4.15%, 11/02/42[a]	25	25,584
General Electric Co.
4.50%, 03/11/44[a]	75	78,332
5.88%, 01/14/38	100	121,710
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	25	29,469
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	25	26,290

		281,385
MEDIA — 5.65%
21st Century Fox America Inc.
6.15%, 02/15/41	65	85,613
CBS Corp.
4.90%, 08/15/44 (Call 02/15/44)	25	26,144
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45 (Call 04/23/45)	50	58,562

Security	Principal (000s)	Value
Comcast Corp.
4.00%, 08/15/47 (Call 02/15/47)[a]	$25	$24,937
4.00%, 11/01/49 (Call 05/01/49)	39	38,643
4.05%, 11/01/52 (Call 05/01/52)	97	96,302
Discovery Communications LLC
6.35%, 06/01/40	25	29,224
Time Warner Cable LLC
7.30%, 07/01/38	75	93,670
Time Warner Inc.
4.85%, 07/15/45 (Call 01/15/45)	25	26,149
5.38%, 10/15/41	25	27,428
Viacom Inc.
6.88%, 04/30/36	35	41,507
Walt Disney Co. (The)
3.00%, 07/30/46	25	21,970

		570,149
MINING — 1.22%
Barrick North America Finance LLC
5.75%, 05/01/43	25	30,994
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43	25	30,046
Newmont Mining Corp.
6.25%, 10/01/39	25	31,606
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	25	30,057

		122,703
OIL & GAS — 7.19%
Anadarko Petroleum Corp.
6.60%, 03/15/46 (Call 09/15/45)	35	45,604
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	53,722
Cenovus Energy Inc.
5.40%, 06/15/47 (Call 12/15/46)	25	26,530
ConocoPhillips Co.
5.95%, 03/15/46 (Call 09/15/45)	75	100,668
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	40	44,542
Encana Corp.
6.50%, 08/15/34	25	30,853
Exxon Mobil Corp.
4.11%, 03/01/46 (Call 09/01/45)	25	26,976
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)[a]	35	39,680
Marathon Oil Corp.
6.60%, 10/01/37	15	18,830
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	25	32,106
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	25	27,434
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	25	27,018
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	50	54,652

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Shell International Finance BV
4.38%, 05/11/45[a]	$100	$109,531
Statoil ASA
3.95%, 05/15/43	25	25,599
Suncor Energy Inc.
6.50%, 06/15/38	25	33,492
Valero Energy Corp.
4.90%, 03/15/45	25	28,309

		725,546
OIL & GAS SERVICES — 0.57%
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	50	57,196

		57,196
PHARMACEUTICALS — 5.76%
AbbVie Inc.
4.70%, 05/14/45 (Call 11/14/44)	75	82,031
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	50	52,223
AstraZeneca PLC
6.45%, 09/15/37	50	66,058
CVS Health Corp.
5.13%, 07/20/45 (Call 01/20/45)	25	27,877
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	25	26,567
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	25	34,317
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	100	101,497
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	50	50,316
Novartis Capital Corp.
4.40%, 05/06/44	25	28,127
Pfizer Inc.
7.20%, 03/15/39	75	112,269

		581,282
PIPELINES — 4.01%
Energy Transfer LP
5.30%, 04/15/47 (Call 10/15/46)	50	50,377
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	75	82,270
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	50	53,955
5.55%, 06/01/45 (Call 12/01/44)[a]	50	55,467
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	20	23,809
Plains All American Pipeline LP/PAA Finance Corp.
4.90%, 02/15/45 (Call 08/15/44)	25	24,838
TransCanada PipeLines Ltd.
7.63%, 01/15/39	50	74,739
Williams Partners LP
5.10%, 09/15/45 (Call 03/15/45)	35	38,751

		404,206

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.34%
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	$25	$34,442

		34,442
RETAIL — 3.40%
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	75	81,279
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	50	48,819
McDonald’s Corp.
4.45%, 03/01/47 (Call 09/01/46)	50	53,890
Target Corp.
3.63%, 04/15/46[a]	50	48,095
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)[a]	25	25,894
Walmart Inc.
4.30%, 04/22/44 (Call 10/22/43)	75	85,484

		343,461
SEMICONDUCTORS — 0.87%
Intel Corp.
4.10%, 05/11/47 (Call 11/11/46)	50	52,858
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)[a]	35	34,544

		87,402
SOFTWARE — 4.47%
Microsoft Corp.
3.70%, 08/08/46 (Call 02/08/46)	75	76,351
4.10%, 02/06/37 (Call 08/06/36)	100	108,629
4.50%, 02/06/57 (Call 08/06/56)	75	85,715
Oracle Corp.
4.00%, 11/15/47 (Call 05/15/47)	25	25,744
5.38%, 07/15/40	125	154,587

		451,026
TELECOMMUNICATIONS — 8.84%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	100	93,593
4.90%, 08/14/37 (Call 02/14/37)	100	101,000
5.15%, 02/14/50 (Call 08/14/49)	100	100,622
British Telecommunications PLC
9.13%, 12/15/30	25	36,979
Cisco Systems Inc.
5.90%, 02/15/39	25	33,414
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	73,101
Orange SA
9.00%, 03/01/31	35	52,809

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
Telefonica Emisiones SAU
7.05%, 06/20/36	$50	$66,705
Verizon Communications Inc.
4.40%, 11/01/34 (Call 05/01/34)	100	101,301
4.86%, 08/21/46	100	104,210
5.01%, 08/21/54	100	102,958
Vodafone Group PLC
4.38%, 02/19/43	25	25,172

		891,864
TRANSPORTATION — 2.71%
Burlington Northern Santa Fe LLC
4.13%, 06/15/47 (Call 12/15/46)[a]	75	80,715
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	50	48,831
FedEx Corp.
4.10%, 02/01/45	50	50,267
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)[b]	31	31,538
Union Pacific Corp.
4.00%, 04/15/47 (Call 10/15/46)[a]	35	37,297
United Parcel Service Inc.
3.75%, 11/15/47 (Call 05/15/47)	25	25,164

		273,812
WATER — 0.25%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	25,144

		25,144

TOTAL CORPORATE BONDS & NOTES (Cost: $9,548,284)		9,640,666

SHORT-TERM INVESTMENTS — 11.62%

MONEY MARKET FUNDS — 11.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	787	787,264
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	386	385,787

		1,173,051

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,173,023)	$1,173,051

TOTAL INVESTMENTS IN SECURITIES — 107.15% (Cost: $10,721,307)	10,813,717
Other Assets, Less Liabilities — (7.15)%	(721,262)

NET ASSETS — 100.00%	$10,092,455

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	75	712	[a]	—	787	$787,264	$348	[b]	$(24)	$28
BlackRock Cash Funds: Treasury, SL Agency Shares	464	—		(78)[a]	386	385,787	1,096		—	—

						$1,173,051	$1,444		$(24)	$28

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,640,666	$—	$9,640,666
Money market funds	1,173,051	—	—	1,173,051

Total	$1,173,051	$9,640,666	$—	$10,813,717

34

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.03%

AUSTRALIA — 4.59%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,570	$1,257,552
2.75%, 10/21/19[a]	AUD	1,300	1,067,823
4.50%, 04/15/20[a]	AUD	745	635,050
5.25%, 03/15/19[a]	AUD	765	643,109

			3,603,534
AUSTRIA — 4.22%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	800	1,009,282
1.95%, 06/18/19[b]	EUR	654	842,430
3.90%, 07/15/20[b]	EUR	492	676,940
4.35%, 03/15/19[b]	EUR	600	788,227

			3,316,879
BELGIUM — 3.86%
Kingdom of Belgium Government Bond
3.00%, 09/28/19[a]	EUR	1,076	1,418,018
3.75%, 09/28/20[b]	EUR	1,167	1,611,767

			3,029,785
CANADA — 4.31%
Canadian Government Bond
0.75%, 05/01/19	CAD	240	193,318
0.75%, 08/01/19	CAD	230	184,627
0.75%, 09/01/20	CAD	664	525,647
1.50%, 03/01/20	CAD	765	619,241
1.75%, 03/01/19	CAD	240	195,837
1.75%, 09/01/19	CAD	715	582,487
3.50%, 06/01/20	CAD	500	422,516
3.75%, 06/01/19	CAD	787	658,423

			3,382,096
DENMARK — 3.28%
Denmark Government Bond
0.25%, 11/15/20	DKK	2,000	340,229
4.00%, 11/15/19	DKK	12,355	2,236,384

			2,576,613
FINLAND — 3.95%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	726	920,871
3.38%, 04/15/20[b]	EUR	675	910,923
4.38%, 07/04/19[b]	EUR	951	1,268,236

			3,100,030

Security		Principal (000s)	Value
FRANCE — 8.15%
French Republic Government Bond OAT
0.00%, 05/25/20[a]	EUR	570	$716,211
0.25%, 11/25/20[a]	EUR	748	945,295
0.50%, 11/25/19[a]	EUR	480	608,643
1.00%, 05/25/19[a]	EUR	590	749,796
2.50%, 10/25/20[a]	EUR	100	134,131
3.50%, 04/25/20[a]	EUR	700	948,083
3.75%, 10/25/19[a]	EUR	930	1,244,176
4.25%, 04/25/19[a]	EUR	550	725,676
8.50%, 10/25/19[a]	EUR	230	331,418

			6,403,429
GERMANY — 5.21%
Bundesobligation
0.00%, 04/17/20[a]	EUR	840	1,057,570
0.25%, 10/16/20[a]	EUR	350	443,751
0.50%, 04/12/19[a]	EUR	700	883,768
Bundesrepublik Deutschland Bundesanleihe
2.25%, 09/04/20[a]	EUR	295	393,145
3.00%, 07/04/20[a]	EUR	405	546,962
3.50%, 07/04/19[a]	EUR	580	764,959

			4,090,155
IRELAND — 4.41%
Ireland Government Bond
4.40%, 06/18/19	EUR	650	864,112
4.50%, 04/18/20	EUR	1,500	2,070,867
5.00%, 10/18/20	EUR	225	320,859
5.90%, 10/18/19	EUR	150	207,138

			3,462,976
ITALY — 7.42%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	187,631
0.35%, 06/15/20	EUR	200	251,096
0.70%, 05/01/20	EUR	90	113,957
1.05%, 12/01/19	EUR	980	1,247,987
1.50%, 08/01/19	EUR	350	447,539
2.50%, 05/01/19	EUR	390	502,857
3.50%, 12/01/18	EUR	300	385,811
4.00%, 09/01/20	EUR	802	1,100,230
4.25%, 02/01/19[a]	EUR	650	847,221
4.25%, 09/01/19	EUR	560	747,005

			5,831,334
JAPAN — 21.53%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	62,750	576,653
0.10%, 09/20/19	JPY	130,000	1,195,338
0.10%, 12/20/19	JPY	235,000	2,161,600
0.10%, 03/20/20	JPY	127,000	1,168,684
0.10%, 06/20/20	JPY	160,000	1,472,783
0.10%, 09/20/20	JPY	154,100	1,419,010

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security		Principal (000s)	Value
0.20%, 09/20/18	JPY	173,950	$1,596,920
0.20%, 12/20/18	JPY	222,000	2,039,744
0.20%, 06/20/19	JPY	67,500	621,157
0.20%, 09/20/19	JPY	140,000	1,289,377
0.30%, 06/20/18	JPY	5,000	45,881
0.30%, 09/20/18	JPY	80,000	734,889
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	412,662
1.30%, 12/20/18	JPY	3,500	32,468
1.30%, 09/20/19	JPY	4,250	39,838
1.30%, 12/20/19	JPY	80,100	753,375
1.30%, 03/20/20	JPY	33,000	311,404
1.40%, 09/20/19	JPY	13,100	122,992
1.40%, 03/20/20	JPY	58,650	554,595
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	337,793
2.50%, 03/20/20	JPY	2,850	27,562

			16,914,725
NETHERLANDS — 3.37%
Netherlands Government Bond
0.25%, 01/15/20	EUR	425	537,320
3.50%, 07/15/20[b]	EUR	1,544	2,109,353

			2,646,673
NORWAY — 1.90%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	10,880	1,489,408

			1,489,408
PORTUGAL — 4.71%
Portugal Obrigacoes do Tesouro OT
4.75%, 06/14/19[b]	EUR	1,132	1,507,337
4.80%, 06/15/20[b]	EUR	1,574	2,189,146

			3,696,483
SPAIN — 4.65%
Spain Government Bond
0.25%, 01/31/19	EUR	50	62,685
1.15%, 07/30/20	EUR	669	859,572
1.40%, 01/31/20	EUR	530	681,884
2.75%, 04/30/19	EUR	230	297,675
4.00%, 04/30/20[b]	EUR	410	558,368
4.30%, 10/31/19[b]	EUR	450	605,550
4.60%, 07/30/19[b]	EUR	440	588,738

			3,654,472
SWEDEN — 4.05%
Sweden Government Bond
4.25%, 03/12/19	SEK	13,855	1,862,703

Security		Principal or Shares (000s)	Value
5.00%, 12/01/20	SEK	9,000	$1,319,034

			3,181,737
SWITZERLAND — 2.01%
Swiss Confederation Government Bond
2.25%, 07/06/20[a]	CHF	645	745,596
3.00%, 05/12/19[a]	CHF	740	836,681

			1,582,277
UNITED KINGDOM — 4.41%
United Kingdom Gilt
1.75%, 07/22/19[a]	GBP	250	361,287
2.00%, 07/22/20[a]	GBP	796	1,166,672
3.75%, 09/07/19[a]	GBP	850	1,268,299
3.75%, 09/07/20[a]	GBP	18	27,565
4.50%, 03/07/19[a]	GBP	220	326,161
4.75%, 03/07/20[a]	GBP	205	316,138

			3,466,122

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $69,780,122)			75,428,728

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]		11	10,863

			10,863

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,863)			10,863

TOTAL INVESTMENTS IN SECURITIES — 96.04% (Cost: $69,790,985)			75,439,591
Other Assets, Less Liabilities — 3.96%			3,108,834

NET ASSETS — 100.00%			$78,548,425

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares
	8	3	[a]	—	11	$10,863	$284	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$75,428,728	$—	$75,428,728
Money market funds	10,863	—	—	10,863

Total	$10,863	$75,428,728	$—	$75,439,591

37

Schedule of Investments (Unaudited)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.62%

AEROSPACE & DEFENSE — 1.78%
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	$50	$51,007
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	24,547
3.25%, 01/15/28 (Call 10/15/27)	25	24,453
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	25	24,822
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	50	48,871

		173,700
AGRICULTURE — 1.24%
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[a]	25	24,547
3.56%, 08/15/27 (Call 05/15/27)[a]	50	48,853
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	50	47,925

		121,325
AUTO MANUFACTURERS — 1.57%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	50	50,452
General Motors Financial Co. Inc.
4.25%, 05/15/23	50	51,514
4.30%, 07/13/25 (Call 04/13/25)[b]	50	51,013

		152,979
BANKS — 25.95%
Bank of America Corp.
3.30%, 01/11/23	25	25,223
3.50%, 04/19/26	75	75,456
4.18%, 11/25/27 (Call 11/25/26)	75	76,926
4.20%, 08/26/24	100	103,894
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,958
3.25%, 05/16/27 (Call 02/16/27)	50	49,252
Bank of Nova Scotia (The)
4.50%, 12/16/25	50	51,853
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)	25	24,532
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	50	50,240
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	100	99,307
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	75	73,129
3.50%, 05/15/23	75	75,268
4.40%, 06/10/25	50	51,930
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[c]	25	25,382

Security	Principal (000s)	Value
Deutsche Bank AG/London
3.70%, 05/30/24	$50	$49,669
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	125	123,198
4.00%, 03/03/24	100	102,994
HSBC USA Inc.
3.50%, 06/23/24	150	151,390
JPMorgan Chase & Co.
4.13%, 12/15/26	50	51,664
4.25%, 10/01/27	100	104,344
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	50	49,307
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[c]	100	99,355
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	75	75,107
Morgan Stanley
3.63%, 01/20/27	100	100,218
3.75%, 02/25/23	75	76,701
4.00%, 07/23/25	100	103,236
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	60	58,655
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	25	25,739
Santander UK PLC
4.00%, 03/13/24	50	51,786
State Street Corp.
3.55%, 08/18/25	50	51,000
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	75	69,607
3.45%, 01/11/27	50	49,239
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)[b]	75	73,107
Wells Fargo & Co.
4.10%, 06/03/26	100	102,909
4.48%, 01/16/24	100	106,173
Westpac Banking Corp.
3.35%, 03/08/27	50	49,279

		2,531,027
BEVERAGES — 3.32%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	100	100,775
3.65%, 02/01/26 (Call 11/01/25)	75	75,931
Coca-Cola Co. (The)
2.88%, 10/27/25	50	49,162
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	25	24,699
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	25	23,864
PepsiCo Inc.
2.75%, 03/01/23	50	49,636

		324,067

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.83%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)[b]	$50	$51,063
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	25,954
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	25	25,253
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	75	76,604

		178,874
BUILDING MATERIALS — 0.27%
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	25	26,018

		26,018
CHEMICALS — 1.30%
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	50	50,582
LYB International Finance BV
4.00%, 07/15/23	25	25,828
Potash Corp. of Saskatchewan Inc.
4.00%, 12/15/26 (Call 09/15/26)	25	25,556
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	25	24,650

		126,616
COMMERCIAL SERVICES — 0.27%
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	25	26,505

		26,505
COMPUTERS — 3.68%
Apple Inc.
2.40%, 05/03/23	100	97,239
3.20%, 05/11/27 (Call 02/11/27)	25	24,709
3.25%, 02/23/26 (Call 11/23/25)	100	99,843
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[a]	50	54,694
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	25	26,135
International Business Machines Corp.
7.00%, 10/30/25	25	31,450
Seagate HDD Cayman
4.75%, 01/01/25[b]	25	24,844

		358,914
COSMETICS & PERSONAL CARE — 0.25%
Procter & Gamble Co. (The)
2.70%, 02/02/26	25	24,159

		24,159

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 3.86%
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	$25	$24,398
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	50	49,613
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	25	25,600
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	24,535
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	25	24,835
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	50	50,194
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	25	25,757
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	25	26,256
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	25	24,474
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	51,129
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	50	49,895

		376,686
ELECTRIC — 2.55%
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	50	51,236
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	25	24,632
FirstEnergy Corp. Series B
3.90%, 07/15/27 (Call 04/15/27)	25	25,240
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	25	25,040
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	25	24,731
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	50	48,420
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	50	49,349

		248,648
ENVIRONMENTAL CONTROL — 0.50%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	24,613
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	25	24,502

		49,115

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
FOOD — 1.24%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[b]	$50	$46,952
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)	25	24,558
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	25	24,722
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	24,901

		121,133
FOREST PRODUCTS & PAPER — 0.26%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	25	25,470

		25,470
GAS — 0.52%
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	50,501

		50,501
HEALTH CARE — PRODUCTS — 2.55%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	50	50,541
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	50	49,178
Boston Scientific Corp.
3.85%, 05/15/25	25	25,405
Medtronic Inc.
3.50%, 03/15/25	50	50,895
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	25	25,305
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	50	47,722

		249,046
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	25	24,324
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	25	25,164
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	25	25,531
UnitedHealth Group Inc.
3.45%, 01/15/27	50	50,553

		125,572
HOUSEWARES — 0.52%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	50	50,932

		50,932

Security	Principal (000s)	Value
INSURANCE — 1.81%
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	$50	$50,493
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	50	49,715
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	25	25,022
MetLife Inc.
3.60%, 04/10/24	50	50,999

		176,229
INTERNET — 1.73%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	50	45,953
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)[a]	25	24,511
3.15%, 08/22/27 (Call 05/22/27)[a]	50	48,909
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	25	24,769
eBay Inc.
2.75%, 01/30/23 (Call 12/30/22)	25	24,432

		168,574
MACHINERY — 1.03%
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	50	50,910
John Deere Capital Corp.
2.80%, 03/06/23	50	49,538

		100,448
MANUFACTURING — 0.49%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	25	24,178
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	25	23,876

		48,054
MEDIA — 2.78%
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[b]	50	49,498
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	25	26,109
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	45,785
3.00%, 02/01/24 (Call 01/01/24)	75	74,407
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	50	49,396
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,840

		271,035

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
MINING — 0.27%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	$25	$26,175

		26,175
OIL & GAS — 5.43%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	25	27,849
BP Capital Markets PLC
2.75%, 05/10/23	50	49,620
3.54%, 11/04/24	50	51,078
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	25	25,108
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	25	24,764
2.95%, 05/16/26 (Call 02/16/26)	25	24,473
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	50	50,778
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	25	24,425
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	50	49,799
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	25	25,235
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	25	24,315
Shell International Finance BV
3.25%, 05/11/25	75	75,567
Total Capital International SA
3.70%, 01/15/24	50	51,805
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	24,705

		529,521
OIL & GAS SERVICES — 0.26%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	25	25,563

		25,563
PHARMACEUTICALS — 5.81%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	50	50,343
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)[b]	50	50,267
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)[b]	25	24,262
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	25	24,216
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	50	46,843
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	50	52,150
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	50	47,723

Security	Principal (000s)	Value
Merck & Co. Inc.
2.80%, 05/18/23	$50	$49,769
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	25	25,651
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	50	49,706
Pfizer Inc.
3.00%, 12/15/26	50	49,139
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	75	72,696
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	23,918

		566,683
PIPELINES — 4.79%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	26,293
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	25	25,814
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	25	24,855
4.20%, 04/15/27 (Call 01/15/27)	25	24,840
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	25,025
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	50	51,622
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	50	51,302
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	25	25,338
4.50%, 07/15/23 (Call 04/15/23)	25	26,124
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	25	26,765
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	25	25,925
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (Call 12/31/25)	50	55,973
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	25	26,772
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	25	24,856
4.30%, 03/04/24 (Call 12/04/23)	25	25,993

		467,497
REAL ESTATE INVESTMENT TRUSTS — 3.60%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)[b]	50	50,667
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	50	49,708
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	24,191
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	25	25,446
Crown Castle International Corp.
4.00%, 03/01/27 (Call 12/01/26)	25	25,009

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	$25	$24,672
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	50	51,955
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	25	25,052
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)[b]	50	49,254
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	25	25,512

		351,466
RETAIL — 3.08%
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	25	24,509
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	50	49,116
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	50	48,832
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	50	51,124
Target Corp.
3.50%, 07/01/24	50	51,442
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	25	24,311
Walmart Inc.
3.30%, 04/22/24 (Call 01/22/24)	50	51,180

		300,514
SEMICONDUCTORS — 2.52%
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	25	24,760
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	25	24,798
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[a]	75	73,884
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	25	24,725
3.15%, 05/11/27 (Call 02/11/27)[b]	50	49,557
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	50	47,815

		245,539
SOFTWARE — 3.73%
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	50	47,465
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	100	95,442
3.30%, 02/06/27 (Call 11/06/26)	75	75,588
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	50	47,549
2.95%, 11/15/24 (Call 09/15/24)	25	24,672
2.95%, 05/15/25 (Call 02/15/25)[b]	25	24,611
3.25%, 11/15/27 (Call 08/15/27)	25	24,728

Security	Principal or Shares (000s)	Value
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	$25	$24,063

		364,118
TELECOMMUNICATIONS — 5.24%
AT&T Inc.
3.40%, 08/14/24 (Call 06/14/24)	50	49,909
3.40%, 05/15/25 (Call 02/15/25)[b]	50	48,655
3.60%, 02/17/23 (Call 12/17/22)	50	50,535
3.90%, 08/14/27 (Call 05/14/27)	75	74,765
Cisco Systems Inc.
3.63%, 03/04/24	50	51,713
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	25	25,145
Verizon Communications Inc.
4.13%, 03/16/27[b]	50	51,284
5.15%, 09/15/23	100	109,563
Vodafone Group PLC
2.95%, 02/19/23	50	49,771

		511,340
TRANSPORTATION — 1.30%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	49,562
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	25	24,570
FedEx Corp.
4.00%, 01/15/24	50	52,375

		126,507

TOTAL CORPORATE BONDS & NOTES (Cost: $9,846,041)		9,620,550

SHORT-TERM INVESTMENTS — 7.35%

MONEY MARKET FUNDS — 7.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,e,f]	665	665,505
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]	52	52,112

		717,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $717,593)		717,617

TOTAL INVESTMENTS IN SECURITIES — 105.97% (Cost: $10,563,634)		10,338,167
Other Assets, Less Liabilities — (5.97)%		(582,752)

NET ASSETS — 100.00%		$9,755,415

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares
	—	665	[a]	—	665	$665,505	$265	[b]	$(19)	$23
BlackRock Cash Funds: Treasury, SL Agency Shares
	97	—		(45)[a]	52	52,112	83		—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	$50	$10		$—	$60	58,655	453		—	(1,230)

						$776,272	$801		$(19)	$(1,207)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,620,550	$—	$9,620,550
Money market funds	717,617	—	—	717,617

Total	$717,617	$9,620,550	$—	$10,338,167

43

Schedule of Investments (Unaudited)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.04%

AEROSPACE & DEFENSE — 1.53%
Boeing Co. (The)
4.88%, 02/15/20	$134	$140,711
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	140	132,265
2.38%, 11/15/24 (Call 09/15/24)	150	144,546
2.63%, 11/15/27 (Call 08/15/27)	100	94,552
3.60%, 11/15/42 (Call 05/15/42)[a]	34	33,735
3.88%, 07/15/21 (Call 04/15/21)	79	82,012
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	131,730
United Technologies Corp.
1.50%, 11/01/19	25	24,619
1.95%, 11/01/21 (Call 10/01/21)	150	145,419
2.65%, 11/01/26 (Call 08/01/26)	15	14,170
2.80%, 05/04/24 (Call 03/04/24)	50	48,902
3.10%, 06/01/22[a]	353	355,986
3.13%, 05/04/27 (Call 02/04/27)	495	483,437
3.75%, 11/01/46 (Call 05/01/46)	70	68,301
4.05%, 05/04/47 (Call 11/04/46)	50	51,198
4.15%, 05/15/45 (Call 11/16/44)	49	50,793
4.50%, 06/01/42	300	326,391
5.70%, 04/15/40	50	62,455

		2,391,222
AGRICULTURE — 1.75%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	100,190
2.85%, 08/09/22	5	4,974
4.00%, 01/31/24	300	313,425
4.50%, 05/02/43	24	25,486
5.38%, 01/31/44	225	269,363
9.25%, 08/06/19	340	373,833
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)[a]	50	48,914
4.02%, 04/16/43	84	85,057
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	200	195,010
2.00%, 02/21/20	200	197,960
2.50%, 08/22/22	151	147,764
3.13%, 08/17/27 (Call 05/17/27)	50	48,779
3.60%, 11/15/23	63	64,917
3.88%, 08/21/42	100	97,758
4.13%, 03/04/43	195	197,139
4.25%, 11/10/44	120	124,058
4.38%, 11/15/41	24	25,137
4.50%, 03/26/20	338	351,794
6.38%, 05/16/38	50	66,387

		2,737,945
AIRLINES — 0.68%
American Airlines Pass Through Trust
Series 2015-1, Class A

Security	Principal (000s)	Value
3.38%, 11/01/28	$78	$77,216
Series 2015-2, Class AA
3.60%, 03/22/29	9	9,349
Series 2016-1, Class AA
3.58%, 07/15/29	213	214,561
Series 2016-3, Class AA
3.00%, 04/15/30	146	140,932
Series 2017-2, Class AA
3.35%, 04/15/31	100	98,443
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26[a]	31	31,855
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	85	88,726
Series 2014-2, Class A
3.75%, 03/03/28	129	130,462
Series 2016-1, Class AA
3.10%, 01/07/30	19	18,931
Series 2016-2, Class AA
2.88%, 04/07/30	270	259,540

		1,070,015
APPAREL — 0.29%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	67	65,387
2.38%, 11/01/26 (Call 08/01/26)	310	290,585
3.88%, 11/01/45 (Call 05/01/45)	100	101,863

		457,835
AUTO MANUFACTURERS — 1.48%
American Honda Finance Corp.
1.20%, 07/12/19	10	9,831
1.65%, 07/12/21	70	67,594
1.70%, 09/09/21	150	144,699
2.25%, 08/15/19	89	88,834
2.30%, 09/09/26	100	92,595
2.45%, 09/24/20	100	99,729
2.90%, 02/16/24	195	193,079
Daimler Finance North America LLC
8.50%, 01/18/31	100	148,466
Toyota Motor Credit Corp.
1.40%, 05/20/19	350	346,052
1.90%, 04/08/21	175	171,300
1.95%, 04/17/20	290	287,027
2.15%, 03/12/20	112	111,365
2.25%, 10/18/23[a]	50	48,128
2.63%, 01/10/23	100	98,675
2.90%, 04/17/24	325	323,056
3.30%, 01/12/22	79	80,471
4.50%, 06/17/20	9	9,424

		2,320,325

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
BANKS — 32.04%
Australia & New Zealand Banking Group Ltd./ New York NY
2.05%, 09/23/19	$250	$248,102
2.25%, 06/13/19	39	38,916
2.63%, 05/19/22	385	378,594
2.70%, 11/16/20	242	241,949
Bank of America Corp.
2.63%, 10/19/20	500	499,560
2.65%, 04/01/19	200	200,634
3.88%, 08/01/25	295	305,266
4.00%, 04/01/24	230	239,023
4.13%, 01/22/24	600	627,600
4.88%, 04/01/44	50	58,081
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[b]	500	494,555
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[b]	400	394,636
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[b,c]	427	419,412
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[b]	350	343,556
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[b]	479	478,823
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[a,b]	500	504,540
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[b]	125	132,544
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[b]	15	16,308
Bank of Montreal
1.50%, 07/18/19	225	221,972
1.75%, 09/11/19	165	163,083
1.90%, 08/27/21	100	96,947
2.10%, 06/15/20	100	98,944
2.35%, 09/11/22[a]	200	194,246
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	170	162,455
2.30%, 09/11/19 (Call 08/11/19)	100	99,801
2.50%, 04/15/21 (Call 03/15/21)	120	119,056
2.60%, 08/17/20 (Call 07/17/20)	50	50,040
2.80%, 05/04/26 (Call 02/04/26)	150	143,607
3.00%, 10/30/28 (Call 07/30/28)[a]	355	336,994
3.30%, 08/23/29 (Call 05/23/29)	175	170,312
3.40%, 05/15/24 (Call 04/15/24)	57	57,766
3.55%, 09/23/21 (Call 08/23/21)	79	80,938
3.65%, 02/04/24 (Call 01/05/24)	24	24,682
4.60%, 01/15/20	100	103,954
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[b]	50	50,024
Series G
2.15%, 02/24/20 (Call 01/24/20)	177	175,809
Bank of Nova Scotia (The)
2.05%, 06/05/19	239	238,321
2.35%, 10/21/20	197	195,418
2.45%, 03/22/21	355	351,787
2.45%, 09/19/22	5	4,877
2.80%, 07/21/21	100	99,848
BB&T Corp.

Security	Principal (000s)	Value
2.05%, 05/10/21 (Call 04/09/21)[a]	$100	$97,784
2.15%, 02/01/21 (Call 01/01/21)[a]	100	98,380
2.25%, 02/01/19 (Call 01/02/19)	164	163,928
2.75%, 04/01/22 (Call 03/01/22)	150	149,253
BNP Paribas SA
2.45%, 03/17/19	95	95,113
5.00%, 01/15/21	134	142,359
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	340	342,003
BPCE SA
2.50%, 07/15/19	242	241,981
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	242,895
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	200	197,360
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	250	247,430
2.10%, 06/12/20 (Call 05/12/20)	250	247,010
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	241,598
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	248,102
3.88%, 02/08/22	362	375,046
3.95%, 11/09/22[a]	242	248,820
4.38%, 08/04/25	242	251,070
5.25%, 05/24/41[a]	317	391,993
5.25%, 08/04/45	50	59,042
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	248,692
Credit Suisse AG/New York NY
4.38%, 08/05/20	484	503,791
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	285	280,890
2.20%, 10/30/20 (Call 09/30/20)	100	98,786
2.38%, 04/25/19 (Call 03/25/19)	194	193,810
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	150	149,147
2.30%, 12/13/19 (Call 11/13/19)	200	198,902
2.55%, 10/23/19	192	191,620
2.60%, 04/23/20 (Call 03/23/20)	400	399,076
2.63%, 04/25/21 (Call 03/25/21)	50	49,557
2.88%, 02/25/21 (Call 01/25/21)	135	134,874
3.50%, 11/16/26 (Call 11/16/25)	225	221,549
3.63%, 01/22/23	181	183,939
3.75%, 05/22/25 (Call 02/22/25)[a]	62	62,758
3.75%, 02/25/26 (Call 11/25/25)	200	201,752
3.85%, 07/08/24 (Call 04/08/24)	125	127,850
3.85%, 01/26/27 (Call 01/26/26)	250	252,640
4.00%, 03/03/24	59	60,835
4.75%, 10/21/45 (Call 04/21/45)	100	112,249
5.25%, 07/27/21	170	182,483
5.38%, 03/15/20	112	118,103
5.75%, 01/24/22	275	301,518
6.00%, 06/15/20	25	26,824
6.13%, 02/15/33	726	900,421
6.25%, 02/01/41	195	257,683
(3 mo. LIBOR US + 1.373%)

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.02%, 10/31/38 (Call 10/31/37)[b]	$125	$125,476
HSBC Bank USA N.A.
4.88%, 08/24/20	242	254,419
7.00%, 01/15/39	250	360,185
HSBC Holdings PLC
2.65%, 01/05/22[a]	200	196,678
2.95%, 05/25/21	250	250,067
3.60%, 05/25/23	100	101,676
3.90%, 05/25/26	200	203,932
4.00%, 03/30/22	115	119,002
4.30%, 03/08/26	200	209,594
4.88%, 01/14/22	174	185,152
5.10%, 04/05/21[a]	150	159,699
5.25%, 03/14/44	200	229,838
6.10%, 01/14/42	100	133,254
6.50%, 05/02/36	100	128,050
6.50%, 09/15/37	190	244,904
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[b]	200	200,406
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[b]	200	204,856
HSBC USA Inc.
2.25%, 06/23/19	97	96,798
2.75%, 08/07/20	250	250,512
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	400	397,608
ING Groep NV
3.15%, 03/29/22	200	199,442
JPMorgan Chase & Co.
2.20%, 10/22/19	100	99,506
2.25%, 01/23/20 (Call 12/23/19)	225	223,751
2.30%, 08/15/21 (Call 08/15/20)	250	245,505
2.55%, 10/29/20 (Call 09/29/20)	200	199,338
2.70%, 05/18/23 (Call 03/18/23)	150	147,069
2.75%, 06/23/20 (Call 05/23/20)	124	124,396
2.95%, 10/01/26 (Call 07/01/26)	200	192,128
3.13%, 01/23/25 (Call 10/23/24)	99	97,949
3.20%, 01/25/23	176	176,818
3.25%, 09/23/22	275	277,607
3.30%, 04/01/26 (Call 01/01/26)	100	98,797
3.63%, 05/13/24	95	96,918
3.88%, 02/01/24	25	25,878
3.90%, 07/15/25 (Call 04/15/25)	697	720,810
4.35%, 08/15/21	40	42,034
4.50%, 01/24/22	225	238,340
4.63%, 05/10/21	197	207,955
4.95%, 03/25/20	25	26,264
5.40%, 01/06/42[a]	150	185,879
5.60%, 07/15/41	62	78,150
6.30%, 04/23/19	256	268,024
6.40%, 05/15/38	170	229,498
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[b]	25	24,688
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[a,b]	729	741,714
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[b]	50	50,783
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	240,120
2.40%, 06/09/22	385	375,564

Security	Principal (000s)	Value
Lloyds Bank PLC
2.70%, 08/17/20	$200	$199,836
Lloyds Banking Group PLC
3.00%, 01/11/22	10	9,941
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	247,752
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	243,048
2.67%, 07/25/22	100	97,734
3.00%, 02/22/22	25	24,867
3.29%, 07/25/27	550	533,082
3.68%, 02/22/27	50	50,119
3.85%, 03/01/26	150	152,307
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	188,206
3.66%, 02/28/27	200	199,918
Morgan Stanley
2.45%, 02/01/19	100	100,148
2.50%, 04/21/21	325	320,687
2.63%, 11/17/21	225	221,731
2.65%, 01/27/20	45	45,005
2.80%, 06/16/20	332	332,694
3.13%, 07/27/26	125	120,896
3.63%, 01/20/27	550	550,940
3.75%, 02/25/23[a]	214	219,147
3.88%, 01/27/26	200	204,230
4.00%, 07/23/25	700	722,792
4.30%, 01/27/45	165	174,555
4.38%, 01/22/47	225	241,722
5.50%, 01/26/20	157	165,429
5.50%, 07/24/20[a]	100	106,593
5.50%, 07/28/21	234	252,905
5.63%, 09/23/19	194	203,318
6.38%, 07/24/42	118	161,195
7.25%, 04/01/32	50	68,109
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[b]	25	24,759
Series F
3.88%, 04/29/24	177	181,846
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,398
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	232,523
2.63%, 01/14/21	500	498,185
National Bank of Canada
2.20%, 11/02/20 (Call 10/02/20)	250	246,600
Northern Trust Corp.
2.38%, 08/02/22	73	71,809
3.38%, 08/23/21	18	18,492
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[d]	250	248,877
2.15%, 04/29/21 (Call 03/30/21)[d]	250	245,285
2.60%, 07/21/20 (Call 06/21/20)[d]	250	249,957
4.20%, 11/01/25 (Call 10/02/25)[a,d]	342	360,697
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[a,d]	90	91,366
3.90%, 04/29/24 (Call 03/29/24)[d]	325	335,010

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.13%, 02/08/20[d]	$67	$70,335
6.88%, 05/15/19[d]	19	19,998
Royal Bank of Canada
1.63%, 04/15/19	200	198,246
2.13%, 03/02/20	310	307,362
2.15%, 03/15/19	112	111,763
2.15%, 10/26/20	230	227,146
2.50%, 01/19/21	200	198,798
4.65%, 01/27/26	100	105,799
Santander UK PLC
2.13%, 11/03/20	240	236,474
2.38%, 03/16/20	252	250,760
2.50%, 03/14/19	100	100,032
4.00%, 03/13/24	67	69,452
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	248,347
2.80%, 03/11/22	280	279,135
State Street Corp.
1.95%, 05/19/21	100	97,600
2.55%, 08/18/20	62	62,033
3.10%, 05/15/23	80	79,828
3.30%, 12/16/24	200	201,894
3.55%, 08/18/25	50	50,961
3.70%, 11/20/23	50	51,782
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	242	240,170
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	150	147,300
2.78%, 10/18/22	100	98,046
2.93%, 03/09/21	200	200,118
3.01%, 10/19/26[a]	100	95,353
3.35%, 10/18/27	100	97,441
3.36%, 07/12/27	100	97,736
3.45%, 01/11/27[a]	150	147,842
3.78%, 03/09/26	100	101,054
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	25	24,859
2.45%, 08/01/22 (Call 07/01/22)	150	146,313
Svenska Handelsbanken AB
2.40%, 10/01/20	250	248,790
2.45%, 03/30/21	300	297,474
Toronto-Dominion Bank (The)
1.80%, 07/13/21	100	96,879
1.85%, 09/11/20	200	196,394
2.13%, 07/02/19	74	73,729
2.13%, 04/07/21	200	196,294
2.25%, 11/05/19	67	66,738
2.50%, 12/14/20	134	133,536
(5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[b]	50	48,977
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	199,606
2.95%, 07/15/22 (Call 06/15/22)	351	350,817
3.00%, 03/15/22 (Call 02/15/22)	79	79,498
3.10%, 04/27/26 (Call 03/27/26)	150	146,052
3.70%, 01/30/24 (Call 12/29/23)	75	77,819
Series V
2.38%, 07/22/26 (Call 06/22/26)	125	115,699
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	247,637

Security	Principal (000s)	Value
UBS AG/Stamford CT
2.35%, 03/26/20	$250	$248,855
Wells Fargo & Co.
2.10%, 07/26/21	175	170,769
2.50%, 03/04/21	125	123,921
2.60%, 07/22/20	250	249,735
3.00%, 01/22/21	145	146,031
3.00%, 02/19/25	520	509,642
3.00%, 04/22/26[a]	200	193,998
3.07%, 01/24/23 (Call 01/24/22)[a]	150	150,068
3.30%, 09/09/24	125	125,065
3.50%, 03/08/22	217	220,997
3.90%, 05/01/45	114	115,749
4.10%, 06/03/26[a]	642	661,658
4.13%, 08/15/23	24	24,931
4.30%, 07/22/27	525	549,990
4.48%, 01/16/24	79	83,968
4.60%, 04/01/21	187	197,031
4.75%, 12/07/46	125	138,724
4.90%, 11/17/45	125	140,660
5.61%, 01/15/44	400	486,364
Series M
3.45%, 02/13/23	205	206,747
Series N
2.15%, 01/30/20	197	195,440
Westpac Banking Corp.
1.65%, 05/13/19	46	45,556
2.10%, 05/13/21	125	122,318
2.15%, 03/06/20	250	247,845
2.30%, 05/26/20	157	155,912
2.80%, 01/11/22	100	99,567
2.85%, 05/13/26	150	143,106
3.35%, 03/08/27	225	221,933
4.88%, 11/19/19	95	98,893

		50,094,026
BEVERAGES — 4.89%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	450	447,529
2.15%, 02/01/19	200	199,880
2.63%, 01/17/23	15	14,732
2.65%, 02/01/21 (Call 01/01/21)	440	438,504
3.30%, 02/01/23 (Call 12/01/22)[a]	270	272,093
3.65%, 02/01/26 (Call 11/01/25)	532	538,299
3.70%, 02/01/24	95	97,717
4.63%, 02/01/44	40	43,644
4.70%, 02/01/36 (Call 08/01/35)	390	430,061
4.90%, 02/01/46 (Call 08/01/45)[a]	950	1,074,459
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	230	225,333
3.75%, 01/15/22	200	206,222
3.75%, 07/15/42	177	169,486
4.44%, 10/06/48 (Call 04/06/48)[a]	50	53,345
5.00%, 04/15/20	25	26,317
5.38%, 01/15/20	25	26,365
8.20%, 01/15/39	57	88,914

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	$34	$37,491
Coca-Cola Co. (The)
1.88%, 10/27/20	230	226,486
2.25%, 09/01/26	30	28,174
2.45%, 11/01/20	159	159,370
2.50%, 04/01/23	204	200,975
2.55%, 06/01/26	50	47,879
2.88%, 10/27/25	200	196,958
2.90%, 05/25/27	125	122,453
3.15%, 11/15/20	100	101,920
3.30%, 09/01/21	101	103,231
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	136	133,844
3.88%, 04/29/43 (Call 10/29/42)[a]	35	36,129
Diageo Investment Corp.
4.25%, 05/11/42[a]	79	85,488
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B
7.00%, 03/01/29	298	393,533
PepsiCo Inc.
1.35%, 10/04/19	100	98,437
2.15%, 10/14/20 (Call 09/14/20)	200	198,452
2.75%, 03/05/22	100	99,886
2.75%, 03/01/23	170	169,476
2.75%, 04/30/25 (Call 01/30/25)	57	55,863
2.85%, 02/24/26 (Call 11/24/25)[a]	100	97,397
3.13%, 11/01/20	100	101,769
3.45%, 10/06/46 (Call 04/06/46)	150	142,362
4.00%, 03/05/42	62	64,591
4.25%, 10/22/44 (Call 04/22/44)	75	80,874
4.45%, 04/14/46 (Call 10/14/45)	175	194,966
4.50%, 01/15/20	50	52,027
4.60%, 07/17/45 (Call 01/17/45)	50	56,681

		7,639,612
BIOTECHNOLOGY — 1.46%
Gilead Sciences Inc.
2.35%, 02/01/20	272	271,829
2.50%, 09/01/23 (Call 07/01/23)	111	108,061
2.55%, 09/01/20	162	162,186
2.95%, 03/01/27 (Call 12/01/26)[a]	150	145,485
3.25%, 09/01/22 (Call 07/01/22)	5	5,064
3.50%, 02/01/25 (Call 11/01/24)	139	141,345
3.65%, 03/01/26 (Call 12/01/25)	99	101,228
3.70%, 04/01/24 (Call 01/01/24)	325	334,964
4.00%, 09/01/36 (Call 03/01/36)	50	51,706
4.15%, 03/01/47 (Call 09/01/46)[a]	230	238,048
4.40%, 12/01/21 (Call 09/01/21)	5	5,276
4.50%, 04/01/21 (Call 01/01/21)	170	178,733
4.50%, 02/01/45 (Call 08/01/44)[a]	150	162,665
4.60%, 09/01/35 (Call 03/01/35)	167	184,675
5.65%, 12/01/41 (Call 06/01/41)	150	187,032

		2,278,297
CHEMICALS — 0.55%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	225	223,481

Security	Principal (000s)	Value
2.80%, 02/15/23	$25	$24,848
4.15%, 02/15/43	84	85,167
4.63%, 01/15/20	100	104,098
5.75%, 03/15/19	8	8,291
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	102	100,577
4.20%, 07/15/34 (Call 01/15/34)	106	109,365
4.70%, 07/15/64 (Call 01/15/64)	25	25,696
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	33,100
2.45%, 02/15/22 (Call 11/15/21)	25	24,690
3.55%, 11/07/42 (Call 05/07/42)	30	29,746
4.50%, 08/15/19	89	91,817

		860,876
COMMERCIAL SERVICES — 0.29%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	185	184,390
3.38%, 09/15/25 (Call 06/15/25)	17	17,295
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	75	76,442
Massachusetts Institute of Technology
5.60%, 07/01/11	50	67,206
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	75	70,562
Princeton University
5.70%, 03/01/39	24	31,301
Series A
4.95%, 03/01/19	12	12,309

		459,505
COMPUTERS — 3.45%
Apple Inc.
1.55%, 02/07/20[a]	190	187,125
2.00%, 05/06/20	108	107,084
2.10%, 05/06/19	255	254,763
2.25%, 02/23/21 (Call 01/23/21)	150	148,493
2.40%, 05/03/23[a]	300	291,864
2.50%, 02/09/22 (Call 01/09/22)[a]	75	74,249
2.70%, 05/13/22	112	111,607
2.85%, 05/06/21	292	294,029
2.85%, 02/23/23 (Call 12/23/22)	100	100,166
2.85%, 05/11/24 (Call 03/11/24)	125	123,375
2.90%, 09/12/27 (Call 06/12/27)	25	24,131
3.00%, 02/09/24 (Call 12/09/23)	50	49,834
3.20%, 05/13/25	174	174,002
3.20%, 05/11/27 (Call 02/11/27)	150	148,398
3.25%, 02/23/26 (Call 11/23/25)	200	199,850
3.35%, 02/09/27 (Call 11/09/26)	150	150,117
3.45%, 05/06/24	442	450,783
3.45%, 02/09/45	60	57,036
3.75%, 09/12/47 (Call 03/12/47)	25	24,905
3.75%, 11/13/47 (Call 05/13/47)	100	99,729
3.85%, 05/04/43	112	113,793
3.85%, 08/04/46 (Call 02/04/46)	200	202,276

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.25%, 02/09/47 (Call 08/09/46)	$198	$213,040
4.38%, 05/13/45[a]	288	315,317
4.45%, 05/06/44	57	62,980
4.65%, 02/23/46 (Call 08/23/45)	300	340,779
International Business Machines Corp.
1.63%, 05/15/20	197	193,574
1.88%, 05/15/19	97	96,523
2.88%, 11/09/22	100	99,528
2.90%, 11/01/21	100	100,563
3.30%, 01/27/27[a]	100	100,709
3.45%, 02/19/26[a]	103	104,409
3.63%, 02/12/24	150	154,375
4.00%, 06/20/42	200	207,724
8.38%, 11/01/19	20	22,054

		5,399,184
COSMETICS & PERSONAL CARE — 1.15%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	34	33,864
1.95%, 02/01/23[a]	79	75,834
2.30%, 05/03/22	35	34,397
3.70%, 08/01/47 (Call 02/01/47)[a]	100	98,275
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	24,714
3.15%, 03/15/27 (Call 12/15/26)[a]	25	24,701
4.15%, 03/15/47 (Call 09/15/46)[a]	25	26,810
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	82,226
2.30%, 02/06/22	95	93,550
2.45%, 11/03/26	170	160,417
2.70%, 02/02/26	100	96,694
2.85%, 08/11/27	215	208,744
5.55%, 03/05/37	110	141,395
Unilever Capital Corp.
2.00%, 07/28/26	400	361,904
2.10%, 07/30/20	97	96,081
2.20%, 03/06/19	97	96,893
3.10%, 07/30/25	100	99,310
5.90%, 11/15/32	34	43,465

		1,799,274
DISTRIBUTION & WHOLESALE — 0.03%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)[a]	45	49,630

		49,630
DIVERSIFIED FINANCIAL SERVICES — 3.86%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	275	269,027
2.65%, 12/02/22	100	98,297
4.05%, 12/03/42	101	104,498
American Express Credit Corp.
2.13%, 03/18/19	112	111,778
2.20%, 03/03/20 (Call 02/01/20)	100	99,290
2.25%, 08/15/19	71	70,845
2.25%, 05/05/21 (Call 04/04/21)	150	147,511
2.38%, 05/26/20 (Call 04/25/20)	125	124,331

Security	Principal (000s)	Value
3.30%, 05/03/27 (Call 04/03/27)	$150	$148,642
Series F
2.60%, 09/14/20 (Call 08/14/20)	175	174,879
Ameriprise Financial Inc.
4.00%, 10/15/23	297	310,787
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	50	49,285
3.20%, 03/02/27 (Call 12/02/26)	250	246,575
3.20%, 01/25/28 (Call 10/25/27)	15	14,781
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	240	238,658
Credit Suisse USA Inc.
7.13%, 07/15/32	100	134,103
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	480	473,338
3.37%, 11/15/25	200	196,472
4.42%, 11/15/35	800	824,840
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2	1,951
2.75%, 12/01/20 (Call 11/01/20)	35	35,172
3.10%, 09/15/27 (Call 06/15/27)	100	98,094
3.75%, 12/01/25 (Call 09/01/25)	200	206,322
Invesco Finance PLC
3.75%, 01/15/26	97	99,114
Mastercard Inc.
2.00%, 04/01/19	45	44,884
2.95%, 11/21/26 (Call 08/21/26)	75	73,579
3.38%, 04/01/24	122	124,366
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	48,924
3.40%, 02/07/28	100	99,706
4.02%, 11/01/32 (Call 05/01/32)	50	51,695
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	45,071
5.60%, 12/01/19	57	60,072
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	75	74,493
2.75%, 09/15/27 (Call 06/15/27)	150	144,420
2.80%, 12/14/22 (Call 10/14/22)	275	274,013
3.15%, 12/14/25 (Call 09/14/25)	300	299,475
3.65%, 09/15/47 (Call 03/15/47)	25	24,933
4.30%, 12/14/45 (Call 06/14/45)	350	388,507

		6,032,728
ELECTRIC — 3.99%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)[c]	25	25,078
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	24,936
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	150	155,017
4.50%, 02/01/45 (Call 08/01/44)	170	187,422
6.13%, 04/01/36	10	13,105
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	75	73,375
Commonwealth Edison Co.

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.55%, 06/15/26 (Call 03/15/26)	$150	$142,102
3.65%, 06/15/46 (Call 12/15/45)	150	148,126
3.75%, 08/15/47 (Call 02/15/47)	60	60,538
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)[a]	100	101,591
3.95%, 03/01/43 (Call 09/01/42)[a]	62	63,674
4.45%, 03/15/44 (Call 09/15/43)[a]	45	49,752
Series 08-B
6.75%, 04/01/38	79	111,696
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	100	101,842
Consumers Energy Co.
6.70%, 09/15/19	30	31,945
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	25	25,028
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	80	78,370
2.95%, 12/01/26 (Call 09/01/26)	435	423,755
3.88%, 03/15/46 (Call 09/15/45)	50	51,204
4.00%, 09/30/42 (Call 03/30/42)	125	130,529
5.30%, 02/15/40	18	22,244
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	75	74,418
3.40%, 10/01/46 (Call 04/01/46)[a]	100	94,557
6.40%, 06/15/38	120	165,827
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	39,886
3.00%, 09/15/21 (Call 06/15/21)	100	101,090
3.60%, 09/15/47 (Call 03/15/47)	10	9,813
4.15%, 12/01/44 (Call 06/01/44)	75	79,825
4.20%, 08/15/45 (Call 02/15/45)	70	75,283
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	4	4,049
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	23,743
3.13%, 12/01/25 (Call 06/01/25)	150	149,851
4.05%, 06/01/42 (Call 12/01/41)	100	106,191
Georgia Power Co.
4.30%, 03/15/42	184	194,422
5.40%, 06/01/40[a]	50	59,859
Series 10-C
4.75%, 09/01/40	24	26,545
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,221
5.13%, 11/01/40 (Call 05/01/40)	109	131,916
Northern States Power Co./MN
3.60%, 09/15/47 (Call 03/15/47)	85	84,458
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	50	50,258
5.30%, 06/01/42 (Call 12/01/41)	50	61,001
7.00%, 09/01/22	20	23,267
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	201	204,540
3.95%, 12/01/47 (Call 06/01/47)[c]	250	241,035
4.00%, 12/01/46 (Call 06/01/46)[a]	60	58,768
4.30%, 03/15/45 (Call 09/15/44)	85	86,408
5.80%, 03/01/37	29	35,463
6.05%, 03/01/34	326	400,361
PacifiCorp
6.00%, 01/15/39	200	264,974

Security	Principal (000s)	Value
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$29	$28,407
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	44	42,721
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	60	56,597
4.50%, 08/15/40	25	28,182
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	167	174,739
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	79	81,712
4.00%, 04/01/47 (Call 10/01/46)	50	52,070
4.65%, 10/01/43 (Call 04/01/43)	135	153,022
5.50%, 03/15/40	59	73,841
Series 08-A
5.95%, 02/01/38[a]	12	15,511
Series C
3.50%, 10/01/23 (Call 07/01/23)	100	101,683
Virginia Electric & Power Co.
4.00%, 11/15/46 (Call 05/15/46)[a]	125	129,957
4.45%, 02/15/44 (Call 08/15/43)	93	103,230
8.88%, 11/15/38	81	136,844
Series A
3.15%, 01/15/26 (Call 10/15/25)	160	157,949
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	25,183

		6,243,006
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)[a]	57	56,803
2.63%, 02/15/23 (Call 11/15/22)	57	55,958

		112,761
ELECTRONICS — 0.30%
Honeywell International Inc.
1.40%, 10/30/19	25	24,619
1.80%, 10/30/19	100	99,094
2.50%, 11/01/26 (Call 08/01/26)	175	165,478
4.25%, 03/01/21	167	175,106

		464,297
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance USA Inc.
2.88%, 05/08/22	47	47,276
4.38%, 05/08/42	67	71,342

		118,618
FOOD — 0.03%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	50	46,156

		46,156

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
GAS — 0.11%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$15	$14,663
4.13%, 10/15/44 (Call 04/15/44)	105	111,652
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,922
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	15	14,225

		168,462
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
2.90%, 11/01/22[a]	45	44,825

		44,825
HEALTH CARE — PRODUCTS — 0.97%
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)[a]	120	121,829
Medtronic Global Holdings SCA
1.70%, 03/28/19	21	20,857
3.35%, 04/01/27 (Call 01/01/27)	50	50,331
Medtronic Inc.
2.50%, 03/15/20	150	150,070
3.15%, 03/15/22	240	243,043
3.50%, 03/15/25	350	356,198
4.13%, 03/15/21 (Call 12/15/20)	14	14,551
4.38%, 03/15/35	344	378,269
4.63%, 03/15/44 (Call 09/15/43)	95	107,511
4.63%, 03/15/45	70	79,434

		1,522,093
HEALTH CARE — SERVICES — 1.75%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	147	144,026
2.80%, 06/15/23 (Call 04/15/23)	15	14,608
3.88%, 08/15/47 (Call 02/15/47)	75	71,612
4.13%, 06/01/21 (Call 03/01/21)	17	17,557
4.13%, 11/15/42 (Call 05/15/42)	100	98,755
4.50%, 05/15/42 (Call 11/15/41)[a]	122	126,930
Ascension Health
3.95%, 11/15/46	75	77,255
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	36,404
Duke University Health System Inc. Series 2017
3.92%, 06/01/47 (Call 12/01/46)[a]	75	76,688
Howard Hughes Medical Institute
3.50%, 09/01/23	82	84,400
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	50	49,170
4.15%, 05/01/47 (Call 11/01/46)	50	53,071
4.88%, 04/01/42	25	28,670
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	50	49,981
UnitedHealth Group Inc.

Security	Principal (000s)	Value
2.13%, 03/15/21	$100	$98,405
2.70%, 07/15/20	162	162,731
2.88%, 03/15/22 (Call 12/15/21)	76	76,141
2.88%, 03/15/23	79	78,498
3.38%, 11/15/21 (Call 08/15/21)	100	102,102
3.38%, 04/15/27	5	5,021
3.45%, 01/15/27	200	202,068
3.75%, 07/15/25	150	154,988
4.20%, 01/15/47 (Call 07/15/46)	25	26,585
4.63%, 07/15/35	172	195,041
4.75%, 07/15/45	300	347,076
5.80%, 03/15/36	150	190,909
6.50%, 06/15/37[a]	25	34,128
6.88%, 02/15/38	95	134,695

		2,737,515
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	50	45,364
6.63%, 08/01/37	29	40,292

		85,656
INSURANCE — 2.75%
Aflac Inc.
3.63%, 11/15/24	137	140,459
Allstate Corp. (The)
3.15%, 06/15/23	57	57,173
3.28%, 12/15/26 (Call 09/15/26)	100	99,733
4.50%, 06/15/43	34	37,548
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	350	348,183
3.00%, 05/15/22[a]	81	81,949
4.30%, 05/15/43[a]	73	79,056
4.40%, 05/15/42	150	164,743
5.75%, 01/15/40	12	15,407
Berkshire Hathaway Inc.
2.10%, 08/14/19	10	9,985
2.20%, 03/15/21 (Call 02/15/21)	90	89,049
3.00%, 02/11/23	45	45,291
3.13%, 03/15/26 (Call 12/15/25)	125	123,458
4.50%, 02/11/43	150	167,676
Chubb Corp. (The)
6.00%, 05/11/37	24	31,226
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	200	199,918
3.15%, 03/15/25	57	56,616
3.35%, 05/15/24	45	45,438
3.35%, 05/03/26 (Call 02/03/26)	50	50,053
4.35%, 11/03/45 (Call 05/03/45)	50	54,978
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	317	308,844
4.13%, 05/15/43 (Call 11/15/42)	24	24,413
Manulife Financial Corp.
4.15%, 03/04/26	75	77,965
5.38%, 03/04/46	25	30,251

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$57	$56,713
2.75%, 01/30/22 (Call 12/30/21)	3	2,975
3.75%, 03/14/26 (Call 12/14/25)	200	204,552
4.80%, 07/15/21 (Call 04/15/21)	11	11,658
MetLife Inc.
3.00%, 03/01/25	167	164,084
3.60%, 04/10/24	100	101,965
3.60%, 11/13/25 (Call 08/13/25)[a]	32	32,607
4.05%, 03/01/45	123	122,325
4.13%, 08/13/42	161	162,164
4.88%, 11/13/43	75	84,150
6.38%, 06/15/34[a]	25	32,772
6.50%, 12/15/32	15	19,270
7.72%, 02/15/19	89	93,998
Series D
4.37%, 09/15/23	152	162,148
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)[a]	50	52,688
Prudential Financial Inc.
3.50%, 05/15/24	100	101,957
3.91%, 12/07/47 (Call 06/07/47)[c]	100	97,899
3.94%, 12/07/49 (Call 06/07/49)[c]	68	67,144
4.60%, 05/15/44[a]	100	109,767
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	124,323
4.60%, 08/01/43	40	45,176
5.35%, 11/01/40	50	61,586
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	43,518

		4,294,851
INTERNET — 0.99%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	199,582
2.80%, 06/06/23 (Call 05/06/23)	415	406,729
3.60%, 11/28/24 (Call 08/28/24)	244	246,633
4.20%, 12/06/47 (Call 06/06/47)[a]	200	200,318
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	25	23,019
3.38%, 02/25/24	107	110,406
3.63%, 05/19/21	165	171,011
Baidu Inc.
3.50%, 11/28/22	194	194,593

		1,552,291
MACHINERY — 1.48%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	167	166,477
2.25%, 12/01/19	45	44,853
2.55%, 11/29/22	310	304,832
2.85%, 06/01/22	45	45,055
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	98,907
3.80%, 08/15/42	133	138,102
3.90%, 05/27/21	404	419,954
5.20%, 05/27/41	95	117,761

Security	Principal (000s)	Value
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	$67	$69,747
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	99,824
3.90%, 06/09/42 (Call 12/09/41)	114	120,427
4.38%, 10/16/19	175	181,013
John Deere Capital Corp.
1.95%, 06/22/20	50	49,414
2.05%, 03/10/20	34	33,751
2.15%, 09/08/22	25	24,186
2.25%, 04/17/19	161	160,897
2.80%, 03/04/21	38	38,178
2.80%, 09/08/27[a]	25	24,116
3.90%, 07/12/21	140	145,403
(3 mo. LIBOR US + 0.160%)
1.86%, 01/08/21[e]	25	25,016

		2,307,913
MANUFACTURING — 1.81%
3M Co.
2.00%, 06/26/22	50	48,535
2.25%, 03/15/23 (Call 02/15/23)	50	48,871
2.88%, 10/15/27 (Call 07/15/27)	25	24,228
3.00%, 08/07/25	232	230,485
3.63%, 10/15/47 (Call 04/15/47)	80	79,756
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	148,668
2.70%, 10/09/22	250	245,335
3.10%, 01/09/23	125	124,202
4.13%, 10/09/42	100	98,959
4.50%, 03/11/44	197	206,188
4.63%, 01/07/21	125	130,979
4.65%, 10/17/21	75	79,195
5.30%, 02/11/21	150	159,592
5.50%, 01/08/20	75	78,901
5.88%, 01/14/38	425	518,496
6.00%, 08/07/19	10	10,513
Series A
5.55%, 05/04/20	125	132,561
6.75%, 03/15/32	40	51,675
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	125	119,381
3.50%, 03/01/24 (Call 12/01/23)	57	58,822
3.90%, 09/01/42 (Call 03/01/42)	50	52,353
6.25%, 04/01/19	24	25,056
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	50	49,364
3.30%, 11/21/24 (Call 08/21/24)	87	87,562
4.10%, 03/01/47 (Call 09/01/46)[a]	25	26,435

		2,836,112
MEDIA — 2.77%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	45,795
2.75%, 03/01/23 (Call 02/01/23)	200	198,102

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.85%, 01/15/23	$101	$100,632
3.00%, 02/01/24 (Call 01/01/24)	25	24,802
3.13%, 07/15/22	200	202,300
3.15%, 03/01/26 (Call 12/01/25)	125	123,029
3.15%, 02/15/28 (Call 11/15/27)	25	24,213
3.20%, 07/15/36 (Call 01/15/36)	153	142,192
3.30%, 02/01/27 (Call 11/01/26)	550	543,207
3.38%, 02/15/25 (Call 11/15/24)	25	25,155
3.38%, 08/15/25 (Call 05/15/25)	25	25,096
3.40%, 07/15/46 (Call 01/15/46)	163	148,517
3.60%, 03/01/24	45	46,080
3.97%, 11/01/47 (Call 05/01/47)	154	153,292
4.00%, 11/01/49 (Call 05/01/49)	51	50,824
4.05%, 11/01/52 (Call 05/01/52)	159	158,315
4.25%, 01/15/33	200	210,692
4.40%, 08/15/35 (Call 02/15/35)	100	106,897
4.50%, 01/15/43	125	134,342
4.60%, 08/15/45 (Call 02/15/45)	222	242,615
4.65%, 07/15/42	125	137,207
4.75%, 03/01/44	57	63,677
5.65%, 06/15/35	50	61,208
6.40%, 05/15/38	35	46,569
NBCUniversal Media LLC
2.88%, 01/15/23[a]	57	56,887
4.38%, 04/01/21	150	157,864
5.15%, 04/30/20	145	153,488
Walt Disney Co. (The)
1.85%, 07/30/26	100	90,106
1.95%, 03/04/20	100	99,187
2.15%, 09/17/20	100	99,269
2.30%, 02/12/21	125	124,176
2.35%, 12/01/22[a]	139	136,194
3.00%, 02/13/26[a]	225	222,797
5.50%, 03/15/19	75	77,651
Series E
4.13%, 12/01/41	89	95,001

		4,327,378
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	65,893
3.25%, 06/15/25 (Call 03/15/25)	107	107,712
3.90%, 01/15/43 (Call 07/15/42)	7	7,081

		180,686
MINING — 0.47%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	111	111,204
5.00%, 09/30/43	200	242,040
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	25	25,770
5.20%, 11/02/40	75	90,601
7.13%, 07/15/28	157	205,886
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	50	53,270

		728,771

Security	Principal (000s)	Value
OIL & GAS — 5.86%
BP Capital Markets PLC
2.24%, 05/10/19	$45	$44,955
2.50%, 11/06/22	150	147,547
2.52%, 01/15/20	200	200,340
2.75%, 05/10/23	200	198,478
3.02%, 01/16/27 (Call 10/16/26)	6	5,862
3.22%, 11/28/23 (Call 09/28/23)	150	151,419
3.22%, 04/14/24 (Call 02/14/24)	100	100,695
3.28%, 09/19/27 (Call 06/19/27)[a]	125	123,488
3.51%, 03/17/25	125	127,797
3.56%, 11/01/21	100	102,919
3.59%, 04/14/27 (Call 01/14/27)	100	101,655
3.72%, 11/28/28 (Call 08/28/28)[a]	295	302,938
4.50%, 10/01/20	72	75,561
4.74%, 03/11/21	12	12,737
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	245	242,780
2.10%, 05/16/21 (Call 04/15/21)	615	605,062
2.36%, 12/05/22 (Call 09/05/22)	100	97,789
2.90%, 03/03/24 (Call 01/03/24)	120	118,999
2.95%, 05/16/26 (Call 02/16/26)	150	146,748
3.19%, 06/24/23 (Call 03/24/23)	75	75,875
3.33%, 11/17/25 (Call 08/17/25)	150	151,683
4.95%, 03/03/19	150	154,390
Conoco Funding Co.
7.25%, 10/15/31	89	119,487
ConocoPhillips
6.50%, 02/01/39	175	241,733
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	100	101,725
4.30%, 11/15/44 (Call 05/15/44)	45	48,750
4.95%, 03/15/26 (Call 12/15/25)[a]	200	222,656
5.95%, 03/15/46 (Call 09/15/45)	50	67,023
Exxon Mobil Corp.
1.71%, 03/01/19	200	199,030
1.91%, 03/06/20 (Call 02/06/20)	103	102,043
2.22%, 03/01/21 (Call 02/01/21)	100	98,977
2.71%, 03/06/25 (Call 12/06/24)	100	97,665
2.73%, 03/01/23 (Call 01/01/23)	100	99,545
3.18%, 03/15/24 (Call 12/15/23)	101	102,389
3.57%, 03/06/45 (Call 09/06/44)	75	75,284
4.11%, 03/01/46 (Call 09/01/45)	175	189,642
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	63	62,403
3.13%, 02/15/22 (Call 11/15/21)	100	101,212
3.40%, 04/15/26 (Call 01/15/26)	75	75,551
4.10%, 02/15/47 (Call 08/15/46)	90	93,531
4.40%, 04/15/46 (Call 10/15/45)	114	123,597
4.63%, 06/15/45 (Call 12/15/44)	95	105,506
Shell International Finance BV
1.38%, 05/10/19	100	98,883
1.38%, 09/12/19	100	98,475
1.75%, 09/12/21	275	266,043
1.88%, 05/10/21	225	219,676

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.13%, 05/11/20	$100	$99,241
2.25%, 11/10/20	270	268,026
2.25%, 01/06/23	125	121,348
2.38%, 08/21/22	50	49,000
3.25%, 05/11/25	155	155,877
3.40%, 08/12/23	350	357,689
3.75%, 09/12/46	75	74,881
4.00%, 05/10/46	225	233,329
4.13%, 05/11/35	217	233,156
4.30%, 09/22/19	50	51,536
4.55%, 08/12/43	132	147,620
6.38%, 12/15/38	150	205,647
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	101	100,183
Total Capital International SA
2.70%, 01/25/23	75	74,294
2.88%, 02/17/22	4	4,011
3.70%, 01/15/24	3	3,110
3.75%, 04/10/24	100	104,077
Total Capital SA
4.25%, 12/15/21	2	2,111
4.45%, 06/24/20[a]	550	574,761

		9,160,440
OIL & GAS SERVICES — 0.27%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47 (Call 06/15/47)[c]	325	322,624
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	95	98,206

		420,830
PHARMACEUTICALS — 5.19%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,403
4.30%, 12/15/47 (Call 06/15/47)	200	198,216
AstraZeneca PLC
1.95%, 09/18/19	150	148,807
2.38%, 06/12/22 (Call 05/12/22)	350	341,393
6.45%, 09/15/37	225	297,913
Bristol-Myers Squibb Co.
1.60%, 02/27/19	40	39,762
3.25%, 02/27/27[a]	40	40,198
4.50%, 03/01/44 (Call 09/01/43)	49	55,480
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	157	157,221
5.55%, 03/15/37	18	22,488
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	99,655
4.20%, 03/18/43	75	80,579
5.38%, 04/15/34	50	59,955
6.38%, 05/15/38	100	137,561
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	195	195,474
Johnson & Johnson
1.13%, 03/01/19	100	98,938
2.05%, 03/01/23 (Call 01/01/23)	150	145,203
2.25%, 03/03/22 (Call 02/03/22)	50	49,271
2.45%, 03/01/26 (Call 12/01/25)	100	95,277

Security	Principal (000s)	Value
2.63%, 01/15/25 (Call 11/15/24)	$15	$14,651
2.95%, 03/03/27 (Call 12/03/26)	50	49,477
3.38%, 12/05/23	25	25,768
3.40%, 01/15/38 (Call 07/15/37)	50	49,742
3.63%, 03/03/37 (Call 09/03/36)	425	435,183
3.70%, 03/01/46 (Call 09/01/45)	125	128,104
3.75%, 03/03/47 (Call 09/03/46)	50	51,553
4.38%, 12/05/33 (Call 06/05/33)	72	80,434
4.50%, 12/05/43 (Call 06/05/43)	25	28,812
5.95%, 08/15/37	167	223,895
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)[a]	125	130,129
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	95	93,543
2.75%, 02/10/25 (Call 11/10/24)	150	146,748
2.80%, 05/18/23	10	9,969
3.60%, 09/15/42 (Call 03/15/42)	75	74,384
3.70%, 02/10/45 (Call 08/10/44)	100	100,858
3.88%, 01/15/21 (Call 10/15/20)	600	621,168
4.15%, 05/18/43	101	108,990
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	81,936
Novartis Capital Corp.
1.80%, 02/14/20	100	98,963
2.40%, 05/17/22 (Call 04/17/22)[a]	75	74,016
2.40%, 09/21/22	139	136,879
3.00%, 11/20/25 (Call 08/20/25)	75	74,596
3.10%, 05/17/27 (Call 02/17/27)	105	104,497
3.40%, 05/06/24	104	106,459
3.70%, 09/21/42	73	73,189
4.00%, 11/20/45 (Call 05/20/45)	75	79,439
4.40%, 05/06/44	70	78,739
Novartis Securities Investment Ltd.
5.13%, 02/10/19	86	88,509
Pfizer Inc.
1.70%, 12/15/19	335	331,292
2.10%, 05/15/19	125	124,790
2.20%, 12/15/21	200	196,862
2.75%, 06/03/26	50	48,324
3.00%, 06/15/23	167	168,595
3.00%, 12/15/26	50	49,235
3.40%, 05/15/24	315	322,317
4.00%, 12/15/36	50	53,393
4.13%, 12/15/46	175	186,867
4.40%, 05/15/44	125	138,020
7.20%, 03/15/39	172	257,811
Sanofi
4.00%, 03/29/21	352	366,404
Wyeth LLC
5.95%, 04/01/37	75	98,635
6.00%, 02/15/36	25	32,457

		8,107,426
PIPELINES — 0.65%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	107	104,996

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
3.80%, 10/01/20	$102	$105,086
4.63%, 03/01/34 (Call 12/01/33)	100	110,031
4.88%, 01/15/26 (Call 10/15/25)[a]	125	137,821
6.10%, 06/01/40	37	48,132
6.20%, 10/15/37	285	367,852
7.63%, 01/15/39	90	134,511

		1,008,429
REAL ESTATE — 0.08%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	25,705
4.25%, 08/15/23 (Call 05/15/23)	100	105,720

		131,425
REAL ESTATE INVESTMENT TRUSTS — 0.80%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	50	54,058
4.63%, 12/15/21 (Call 09/15/21)	112	119,008
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	50	48,652
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,015
2.50%, 07/15/21 (Call 04/15/21)	200	198,512
2.63%, 06/15/22 (Call 03/15/22)	50	49,299
3.25%, 11/30/26 (Call 08/30/26)[a]	25	24,500
3.30%, 01/15/26 (Call 10/15/25)	125	123,241
3.38%, 03/15/22 (Call 12/15/21)	100	101,655
3.38%, 06/15/27 (Call 03/15/27)[a]	250	246,830
3.50%, 09/01/25 (Call 06/01/25)	100	100,659
3.75%, 02/01/24 (Call 11/01/23)	20	20,539
4.25%, 11/30/46 (Call 05/30/46)	100	104,126
4.75%, 03/15/42 (Call 09/15/41)	14	15,519

		1,251,613
RETAIL — 3.19%
Costco Wholesale Corp.
1.70%, 12/15/19	37	36,610
1.75%, 02/15/20	57	56,310
2.15%, 05/18/21 (Call 04/18/21)	76	75,010
2.30%, 05/18/22 (Call 04/18/22)	100	98,276
3.00%, 05/18/27 (Call 02/18/27)	100	98,160
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	56,848
2.63%, 06/01/22 (Call 05/01/22)	225	223,803
2.70%, 04/01/23 (Call 01/01/23)	50	49,527
2.80%, 09/14/27 (Call 06/14/27)[a]	100	96,203
3.00%, 04/01/26 (Call 01/01/26)[a]	50	49,104
3.50%, 09/15/56 (Call 03/15/56)	50	46,739
3.75%, 02/15/24 (Call 11/15/23)	240	249,816
3.90%, 06/15/47 (Call 12/15/46)	100	103,258
4.20%, 04/01/43 (Call 10/01/42)	79	84,969
4.25%, 04/01/46 (Call 10/01/45)	100	108,891
4.40%, 03/15/45 (Call 09/15/44)	25	27,760
4.88%, 02/15/44 (Call 08/15/43)	37	43,691
5.40%, 09/15/40 (Call 03/15/40)	50	62,255
5.88%, 12/16/36	230	305,116
Lowe’s Companies Inc.

Security	Principal (000s)	Value
2.50%, 04/15/26 (Call 01/15/26)	$100	$93,893
3.10%, 05/03/27 (Call 02/03/27)	150	146,683
3.12%, 04/15/22 (Call 01/15/22)	57	57,628
3.70%, 04/15/46 (Call 10/15/45)	55	53,865
3.80%, 11/15/21 (Call 08/15/21)	18	18,646
4.05%, 05/03/47 (Call 11/03/46)	265	274,816
4.65%, 04/15/42 (Call 10/15/41)	129	144,761
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	70	69,078
2.20%, 11/22/20	85	84,350
2.45%, 06/15/26 (Call 03/15/26)[a]	75	70,993
3.85%, 10/01/23 (Call 07/01/23)	111	116,158
Target Corp.
2.50%, 04/15/26[a]	250	236,752
2.90%, 01/15/22	90	90,874
3.63%, 04/15/46[a]	75	72,187
3.90%, 11/15/47 (Call 05/15/47)	50	50,609
4.00%, 07/01/42	130	133,328
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	410	376,704
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	189	186,768
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)[a]	250	245,482
3.30%, 04/22/24 (Call 01/22/24)	139	142,347
3.63%, 07/08/20	100	103,038
3.63%, 12/15/47 (Call 06/15/47)	100	102,727
4.30%, 04/22/44 (Call 10/22/43)[a]	220	250,611

		4,994,644
SEMICONDUCTORS — 2.30%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	210	210,695
3.30%, 04/01/27 (Call 01/01/27)	75	74,471
4.30%, 06/15/21	100	105,110
4.35%, 04/01/47 (Call 10/01/46)	75	81,424
5.10%, 10/01/35 (Call 04/01/35)	85	100,848
5.85%, 06/15/41	34	44,145
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	150	143,335
2.88%, 05/11/24 (Call 03/11/24)	250	247,655
3.10%, 07/29/22	1	1,015
3.15%, 05/11/27 (Call 02/11/27)[a]	75	74,338
3.30%, 10/01/21	350	358,179
3.70%, 07/29/25 (Call 04/29/25)	100	103,595
3.73%, 12/08/47 (Call 06/08/47)[c]	197	197,191
4.00%, 12/15/32	75	79,619
4.10%, 05/19/46 (Call 11/19/45)[a]	100	106,123
4.25%, 12/15/42	50	54,073
QUALCOMM Inc.
1.85%, 05/20/19	50	49,667
2.10%, 05/20/20	175	173,318
2.25%, 05/20/20	54	53,527
2.60%, 01/30/23 (Call 12/30/22)[a]	75	72,331
2.90%, 05/20/24 (Call 03/20/24)	125	120,075
3.00%, 05/20/22	148	146,889

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
3.25%, 05/20/27 (Call 02/20/27)[a]	$175	$167,041
3.45%, 05/20/25 (Call 02/20/25)	417	409,807
4.30%, 05/20/47 (Call 11/20/46)	50	49,229
4.65%, 05/20/35 (Call 11/20/34)	25	26,665
4.80%, 05/20/45 (Call 11/20/44)[a]	133	141,117
Texas Instruments Inc.
1.65%, 08/03/19	145	143,640
Xilinx Inc.
2.13%, 03/15/19	67	66,726

		3,601,848
SOFTWARE — 5.23%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	50,346
4.75%, 02/01/20	50	52,283
Microsoft Corp.
1.10%, 08/08/19	100	98,392
1.55%, 08/08/21 (Call 07/08/21)	150	144,793
2.00%, 11/03/20 (Call 10/03/20)	550	544,170
2.00%, 08/08/23 (Call 06/08/23)[a]	160	152,955
2.38%, 02/12/22 (Call 01/12/22)	300	296,289
2.40%, 08/08/26 (Call 05/08/26)	125	117,691
2.65%, 11/03/22 (Call 09/03/22)	125	124,400
2.88%, 02/06/24 (Call 12/06/23)	50	49,742
3.00%, 10/01/20	189	192,100
3.30%, 02/06/27 (Call 11/06/26)[a]	495	499,777
3.45%, 08/08/36 (Call 02/08/36)	100	99,931
3.50%, 02/12/35 (Call 08/12/34)	300	303,801
3.50%, 11/15/42	40	39,480
3.70%, 08/08/46 (Call 02/08/46)	560	568,798
3.75%, 02/12/45 (Call 08/12/44)	59	60,294
3.95%, 08/08/56 (Call 02/08/56)	150	155,694
4.00%, 02/12/55 (Call 08/12/54)	25	26,106
4.10%, 02/06/37 (Call 08/06/36)	100	108,711
4.20%, 11/03/35 (Call 05/03/35)	97	106,530
4.45%, 11/03/45 (Call 05/03/45)	325	369,457
4.50%, 10/01/40	40	45,545
4.50%, 02/06/57 (Call 08/06/56)	200	228,916
4.75%, 11/03/55 (Call 05/03/55)	25	29,669
4.88%, 12/15/43 (Call 06/15/43)	45	54,000
5.30%, 02/08/41	62	78,137
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	77	85,502
Oracle Corp.
2.25%, 10/08/19	222	221,856
2.50%, 05/15/22 (Call 03/15/22)	185	182,998
2.50%, 10/15/22	400	393,292
2.65%, 07/15/26 (Call 04/15/26)	250	237,800
2.80%, 07/08/21	50	50,231
2.95%, 11/15/24 (Call 09/15/24)	50	49,354
3.25%, 11/15/27 (Call 08/15/27)	272	269,177
3.25%, 05/15/30 (Call 02/15/30)	150	147,325
3.40%, 07/08/24 (Call 04/08/24)	50	50,915
3.63%, 07/15/23	162	167,641
3.80%, 11/15/37 (Call 05/15/37)	50	51,176
3.85%, 07/15/36 (Call 01/15/36)	200	206,876
3.88%, 07/15/20	50	51,740
3.90%, 05/15/35 (Call 11/15/34)	89	92,489
4.00%, 07/15/46 (Call 01/15/46)	100	103,196

Security	Principal (000s)	Value
4.00%, 11/15/47 (Call 05/15/47)	$350	$360,689
4.13%, 05/15/45 (Call 11/15/44)	50	52,606
4.30%, 07/08/34 (Call 01/08/34)	167	181,791
4.38%, 05/15/55 (Call 11/15/54)	62	67,465
5.00%, 07/08/19	112	116,241
5.38%, 07/15/40	245	303,518
6.50%, 04/15/38	100	138,004

		8,179,889
TELECOMMUNICATIONS — 1.38%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	200,736
5.00%, 03/30/20	100	104,797
6.38%, 03/01/35	50	62,164
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	150	145,500
2.13%, 03/01/19	45	44,982
2.20%, 02/28/21	50	49,421
2.45%, 06/15/20	100	99,947
2.50%, 09/20/26 (Call 06/20/26)	445	421,562
2.60%, 02/28/23	50	49,308
3.63%, 03/04/24	89	92,099
4.45%, 01/15/20	217	225,539
4.95%, 02/15/19	367	377,184
5.50%, 01/15/40	223	287,157

		2,160,396
TRANSPORTATION — 1.65%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	100,531
3.00%, 04/01/25 (Call 01/01/25)	75	74,510
3.05%, 09/01/22 (Call 06/01/22)[a]	50	50,414
3.75%, 04/01/24 (Call 01/01/24)	100	104,839
3.85%, 09/01/23 (Call 06/01/23)	125	131,015
3.90%, 08/01/46 (Call 02/01/46)	50	52,041
4.13%, 06/15/47 (Call 12/15/46)[a]	250	269,340
4.15%, 04/01/45 (Call 10/01/44)	35	37,248
4.40%, 03/15/42 (Call 09/15/41)	4	4,384
4.55%, 09/01/44 (Call 03/01/44)	90	101,398
4.70%, 09/01/45 (Call 03/01/45)	20	23,074
4.90%, 04/01/44 (Call 10/01/43)	20	23,608
5.05%, 03/01/41 (Call 09/01/40)	20	23,716
5.15%, 09/01/43 (Call 03/01/43)	175	212,063
5.40%, 06/01/41 (Call 12/01/40)	25	31,036
5.75%, 05/01/40 (Call 11/01/39)	20	25,643
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	75	70,124
Union Pacific Corp.
3.00%, 04/15/27 (Call 01/15/27)	290	285,351
3.60%, 09/15/37 (Call 03/15/37)	25	25,229
4.00%, 02/01/21 (Call 11/01/20)	50	51,887
4.00%, 04/15/47 (Call 10/15/46)[a]	75	80,062
4.05%, 03/01/46 (Call 09/01/45)	130	138,739
4.10%, 09/15/67 (Call 03/15/67)	50	51,121
4.16%, 07/15/22 (Call 04/15/22)	88	93,123

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa — A RATED CORPORATE BOND ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
4.38%, 11/15/65 (Call 05/15/65)	$20	$21,421
United Parcel Service Inc.
2.45%, 10/01/22	47	46,257
2.50%, 04/01/23 (Call 03/01/23)	50	49,006
3.05%, 11/15/27 (Call 08/15/27)	50	49,115
3.13%, 01/15/21[a]	62	63,130
4.88%, 11/15/40 (Call 05/15/40)	79	92,202
5.13%, 04/01/19	112	115,592
6.20%, 01/15/38	57	77,099

		2,574,318
WATER — 0.21%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	100	96,855
3.40%, 03/01/25 (Call 12/01/24)	62	62,448
3.75%, 09/01/47 (Call 03/01/47)	100	100,161
6.59%, 10/15/37	50	68,462

		327,926

TOTAL CORPORATE BONDS & NOTES
(Cost: $154,084,119)		153,281,049

SHORT-TERM INVESTMENTS — 9.94%

MONEY MARKET FUNDS — 9.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,f,g]	13,884	13,886,558
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,f]	1,650	1,649,800

		15,536,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,534,704)		15,536,358

TOTAL INVESTMENTS IN SECURITIES — 107.98%
(Cost: $169,618,823)		168,817,407
Other Assets, Less Liabilities — (7.98)%		(12,473,582)

NET ASSETS — 100.00%		$156,343,825

[a]	All or a portion of this security is on loan.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Floating rate security. Rate shown is the rate in effect as of period end.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,532	2,352	[a]	—	13,884	$13,886,558	$7,299	[b]	$(571)	$460
BlackRock Cash Funds: Treasury, SL Agency Shares	2,595	—		(945)[a]	1,650	1,649,800	2,502		—	—
PNC Bank N.A.
1.95%, 03/04/19	$250	$—		$—	$250	248,877	907		—	(1,063)
2.15%, 04/29/21	250	—		—	250	245,285	1,270		—	(3,483)
2.60%, 07/21/20	—	250		—	250	249,957	87		—	(534)
4.20%, 11/01/25	342	—		—	342	360,697	3,104		—	(6,921)
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22	90	—		—	90	91,366	556		—	(1,635)
3.90%, 04/29/24	200	125		—	325	335,010	1,599		—	(4,025)
5.13%, 02/08/20	67	—		—	67	70,335	365		—	(695)
6.88%, 05/15/19	19	—		—	19	19,998	96		—	(121)

						$17,157,883	$17,785		$(571)	$(18,017)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$153,281,049	$—	$153,281,049
Money market funds	15,536,358	—	—	15,536,358

Total	$15,536,358	$153,281,049	$—	$168,817,407

57

Schedule of Investments (Unaudited)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.49%

ADVERTISING — 0.39%
Acosta Inc.
7.75%, 10/01/22 (Call 03/05/18)[a]	$125	$86,250
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	53	54,192
5.38%, 01/15/24 (Call 01/15/19)	100	103,000
5.75%, 02/01/26 (Call 02/01/21)	20	21,100
5.88%, 02/01/22 (Call 03/05/18)	100	102,250
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[a,b]	150	151,125
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/05/18)	165	168,267
5.88%, 03/15/25 (Call 09/15/19)	50	52,033

		738,217
AEROSPACE & DEFENSE — 1.08%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	225	237,937
5.40%, 04/15/21 (Call 01/15/21)	100	105,778
5.90%, 02/01/27	250	279,625
5.95%, 02/01/37	125	136,836
6.15%, 08/15/20	150	160,500
KLX Inc.
5.88%, 12/01/22 (Call 03/05/18)[a]	175	182,219
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (Call 11/30/20)[a]	25	26,688
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40[a]	100	116,000
TransDigm Inc.
5.50%, 10/15/20 (Call 03/05/18)	50	50,688
6.00%, 07/15/22 (Call 03/05/18)	158	162,147
6.38%, 06/15/26 (Call 06/15/21)	200	205,250
6.50%, 07/15/24 (Call 07/15/19)	175	180,031
6.50%, 05/15/25 (Call 05/15/20)[b]	75	77,063
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)	100	106,000

		2,026,762
AGRICULTURE — 0.15%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[a]	50	52,500
9.88%, 07/15/21 (Call 03/05/18)	100	95,000
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[a]	125	129,688

		277,188
AIRLINES — 0.31%
Air Canada
7.75%, 04/15/21[a]	70	78,663
Allegiant Travel Co.
5.50%, 07/15/19	25	25,625

Security	Principal (000s)	Value
American Airlines Group Inc.
4.63%, 03/01/20[a]	$50	$50,625
5.50%, 10/01/19[a]	245	250,512
United Continental Holdings Inc.
4.25%, 10/01/22[b]	100	100,500
5.00%, 02/01/24[b]	50	50,500
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a]	25	25,688

		582,113
APPAREL — 0.28%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	125	126,563
4.88%, 05/15/26 (Call 02/15/26)[a]	175	176,750
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	100	103,500
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[b]	100	87,508
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[a]	25	25,250

		519,571
AUTO MANUFACTURERS — 0.86%
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[a]	125	136,563
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	325	333,531
5.25%, 04/15/23[b]	200	211,600
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19[a]	200	203,000
4.50%, 10/01/27 (Call 07/01/27)[a]	200	197,000
5.63%, 02/01/23 (Call 03/05/18)[a]	150	153,657
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	155	162,021
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	225	214,200

		1,611,572
AUTO PARTS & EQUIPMENT — 1.02%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/21)[a,b]	200	198,000
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a]	175	176,750
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[a,b]	75	78,375
6.50%, 04/01/27 (Call 04/01/22)[a,b]	125	130,937
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[a]	25	25,625
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	50	52,500
6.50%, 06/01/26 (Call 06/01/21)[a]	100	108,125
Delphi Technologies PLC
5.00%, 10/01/25[a]	150	149,625
Goodyear Tire & Rubber Co. (The)

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.88%, 03/15/27 (Call 12/15/26)[b]	$75	$74,906
5.00%, 05/31/26 (Call 05/31/21)	100	101,250
IHO Verwaltungs GmbH (4.88% PIK)
4.13%, 09/15/21 (Call 09/15/18)[a,c]	125	126,563
IHO Verwaltungs GmbH (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[a,c]	200	203,500
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	125	126,094
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[a]	50	51,875
ZF North America Capital Inc.
4.75%, 04/29/25[a]	300	309,000

		1,913,125
BANKS — 2.45%
CIT Group Inc.
5.00%, 08/15/22	125	130,625
5.00%, 08/01/23	150	156,750
5.38%, 05/15/20	200	209,500
Deutsche Bank AG
4.50%, 04/01/25	200	201,434
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[d]	400	392,653
Deutsche Bank AG/New York NY (5 year USD ICE Swap + 2.553%)
4.88%, 12/01/32 (Call 12/01/27)[d]	125	123,337
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	134,250
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)[a]	75	78,375
Goldman Sachs Capital I
6.35%, 02/15/34	200	249,929
Intesa Sanpaolo SpA
5.71%, 01/15/26[a]	400	420,501
Lloyds Bank PLC (3 mo. LIBOR US + 11.756%)
12.00%, (Call 12/16/24)[a,d,e]	350	467,140
Lloyds Banking Group PLC (3 mo. LIBOR US + 1.495%)
6.41%, (Call 10/01/35)[a,d,e]	100	117,625
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/25 (Call 06/15/20)[a]	25	25,969
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	600	626,918
6.00%, 12/19/23	300	327,039
6.10%, 06/10/23	175	189,900
6.13%, 12/15/22	300	325,634
(3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[d,e]	50	65,750
Standard Chartered PLC (3 mo. LIBOR US + 1.460%)
7.01%, (Call 07/30/37)[a,d,e]	100	122,800
UniCredit SpA (5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[a,d]	200	213,146

		4,579,275

Security	Principal (000s)	Value
BEVERAGES — 0.07%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	$125	$127,344

		127,344
BIOTECHNOLOGY — 0.06%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a]	100	95,000
Sotera Health Topco Inc. (8.88% PIK)
8.13%, 11/01/21 (Call 03/05/18)[a,c]	25	25,250

		120,250
BUILDING MATERIALS — 1.18%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[a]	25	26,594
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[a]	25	26,125
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	175	183,094
Griffon Corp.
5.25%, 03/01/22 (Call 03/05/18)	25	25,438
5.25%, 03/01/22 (Call 03/05/18)[a]	125	127,187
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)[a]	200	202,516
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)[a]	250	250,000
4.88%, 12/15/27 (Call 12/15/22)[a]	250	250,312
Masonite International Corp.
5.63%, 03/15/23 (Call 03/15/18)[a]	125	130,000
Omnimax International Inc.
12.00%, 08/15/20 (Call 02/16/18)[a]	25	26,938
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 03/05/18)	125	129,687
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	25	26,188
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[a]	135	133,987
5.00%, 02/15/27 (Call 02/15/22)[a]	175	177,625
5.38%, 11/15/24 (Call 11/15/19)[a]	100	103,500
5.50%, 02/15/23 (Call 02/15/19)[a]	50	52,000
6.00%, 10/15/25 (Call 10/15/20)[a]	200	212,500
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	50	51,625
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)	50	53,750
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)[a]	25	25,625

		2,214,691
CHEMICALS — 2.75%
A Schulman Inc.
6.88%, 06/01/23 (Call 06/01/18)	100	105,500

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Alpha 3 BV/Alpha U.S. Bidco Inc.
6.25%, 02/01/25 (Call 02/01/20)[a,b]	$200	$204,750
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	240	249,600
6.88%, 05/15/43 (Call 02/15/43)	25	27,688
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	50	59,000
10.00%, 10/15/25 (Call 10/15/20)	125	149,687
CF Industries Inc.
3.45%, 06/01/23[b]	150	146,580
4.95%, 06/01/43[b]	150	139,875
5.15%, 03/15/34	50	50,438
5.38%, 03/15/44	150	146,625
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	50	51,750
6.63%, 05/15/23 (Call 05/15/18)	225	237,094
7.00%, 05/15/25 (Call 05/15/20)	125	136,562
Consolidated Energy Finance SA
6.88%, 06/15/25 (Call 06/15/20)[a]	125	132,187
Cornerstone Chemical Co.
6.75%, 08/15/24 (Call 08/15/20)[a]	25	25,063
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[a]	25	26,688
GCP Applied Technologies Inc.
9.50%, 02/01/23 (Call 02/01/19)[a]	125	137,812
Hexion Inc.
6.63%, 04/15/20 (Call 03/05/18)	200	182,250
10.00%, 04/15/20 (Call 03/05/18)	25	24,219
10.38%, 02/01/22 (Call 02/01/19)[a]	100	96,688
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/05/18)	75	57,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	200	208,000
5.13%, 11/15/22 (Call 08/15/22)	50	53,125
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a]	125	128,281
INVISTA Finance LLC
4.25%, 10/15/19[a]	200	202,750
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[a]	25	25,750
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[a]	25	26,438
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	50	50,313
5.00%, 05/01/25 (Call 01/31/25)[a]	150	151,500
5.25%, 08/01/23 (Call 08/01/18)[a]	200	205,580
5.25%, 06/01/27 (Call 03/03/27)[a]	190	189,525
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	26	26,033
5.13%, 09/15/27 (Call 03/15/22)	25	26,000
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a,b]	125	127,031
6.50%, 02/01/22 (Call 03/05/18)[a]	150	154,875
PolyOne Corp.
5.25%, 03/15/23	75	78,375
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)[a,b]	50	51,500
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[a]	150	162,375
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[a]	75	75,281

Security	Principal (000s)	Value
SPCM SA
4.88%, 09/15/25 (Call 09/15/20)[a]	$125	$125,312
TPC Group Inc.
8.75%, 12/15/20 (Call 03/05/18)[a,b]	150	151,875
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.38%, 09/01/25 (Call 09/01/20)[a]	125	128,087
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a]	125	129,687
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a]	25	25,563
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	25	24,906
5.50%, 07/15/24 (Call 07/15/19)	50	52,625
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	125	130,937
5.63%, 10/01/24[a]	50	53,875

		5,153,405
COAL — 0.21%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (Call 05/01/20)[a]	25	27,063
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	25	27,502
CONSOL Energy Inc.
11.00%, 11/15/25 (Call 11/15/21)[a]	50	53,250
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[a]	50	43,625
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	25	13,500
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	50	51,935
6.38%, 03/31/25 (Call 03/31/20)[a]	50	52,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[a]	100	104,750
Warrior Met Coal LLC
8.00%, 11/01/24 (Call 11/01/20)[a]	25	26,313

		400,438
COMMERCIAL SERVICES — 3.78%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[a]	50	54,750
ADT Corp. (The)
3.50%, 07/15/22	140	136,542
4.13%, 06/15/23	150	148,500
4.88%, 07/15/32[a]	100	94,750
6.25%, 10/15/21	164	178,247
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a]	75	72,375
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[a]	100	92,460
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)[b]	25	26,875
7.88%, 12/01/22 (Call 12/01/18)	175	187,687
8.75%, 12/01/20 (Call 03/05/18)	200	203,750
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[a]	200	198,000

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.63%, 10/01/24 (Call 10/01/19)[a]	$125	$132,150
Autopistas Metropolitanas de Puerto Rico LLC
6.75%, 06/30/35[a]	24	20,883
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)[a]	100	98,250
5.50%, 04/01/23 (Call 04/01/18)[b]	40	40,300
6.38%, 04/01/24 (Call 04/01/19)[a]	50	51,200
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (Call 05/01/20)[a]	25	25,063
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)[a]	100	97,250
Cardtronics Inc.
5.13%, 08/01/22 (Call 03/05/18)	50	48,375
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[a]	25	23,188
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	50	34,625
Corporate Risk Holdings LLC
9.50%, 07/01/19 (Call 03/05/18)[a]	100	103,000
Gartner Inc.
5.13%, 04/01/25 (Call 04/01/20)[a]	25	26,000
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/22 (Call 05/15/20)	50	52,000
GW Honos Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[a]	75	81,375
Herc Rentals Inc.
7.75%, 06/01/24 (Call 06/01/19)[a]	175	191,844
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a]	125	111,956
5.88%, 10/15/20 (Call 03/05/18)	100	100,000
6.25%, 10/15/22 (Call 03/05/18)[b]	100	96,000
7.38%, 01/15/21 (Call 03/05/18)[b]	90	90,000
7.63%, 06/01/22 (Call 06/01/19)[a,b]	125	130,625
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	115	119,025
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 03/05/18)[a]	75	67,500
KAR Auction Services Inc.
5.13%, 06/01/25 (Call 06/01/20)[a]	125	126,563
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[a]	125	134,062
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[a]	125	127,500
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[a]	75	78,000
Matthews International Corp.
5.25%, 12/01/25 (Call 12/01/20)[a]	50	50,750
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 02/16/18)[a]	25	25,555
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/05/18)	75	65,578
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	90	90,900
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/05/18)	50	50,375
5.00%, 04/15/22 (Call 03/05/18)[a,b]	500	508,125
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	450	497,812
Rent-A-Center Inc./TX
6.63%, 11/15/20 (Call 03/05/18)	25	23,750

Security	Principal (000s)	Value
Ritchie Bros. Auctioneers Inc.
5.38%, 01/15/25 (Call 01/15/20)[a]	$125	$128,438
RR Donnelley & Sons Co.
6.00%, 04/01/24	20	19,053
6.50%, 11/15/23	50	49,188
7.88%, 03/15/21	100	104,125
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	100	99,125
5.38%, 01/15/22 (Call 03/05/18)	40	40,904
5.38%, 05/15/24 (Call 05/15/19)	190	199,737
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	100	100,250
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[a]	25	24,568
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[a]	25	25,906
Team Health Holdings Inc.
6.38%, 02/01/25 (Call 02/01/20)[a,b]	150	139,875
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	200	207,000
4.63%, 10/15/25 (Call 10/15/20)	125	126,875
4.88%, 01/15/28 (Call 01/15/23)[b]	325	324,594
5.50%, 07/15/25 (Call 07/15/20)	50	52,750
5.50%, 05/15/27 (Call 05/15/22)	175	183,750
5.75%, 11/15/24 (Call 05/15/19)[b]	145	152,612
5.88%, 09/15/26 (Call 09/15/21)	100	107,125
Weight Watchers International Inc.
8.63%, 12/01/25 (Call 12/01/20)[a]	75	80,250

		7,079,640
COMPUTERS — 1.82%
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[a]	100	116,750
Dell Inc.
5.88%, 06/15/19	200	206,800
6.50%, 04/15/38	150	156,000
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	250	259,375
7.13%, 06/15/24 (Call 06/15/19)[a]	300	327,937
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	25	26,413
EMC Corp.
2.65%, 06/01/20	350	345,254
3.38%, 06/01/23 (Call 03/01/23)	125	118,662
Everi Payments Inc.
7.50%, 12/15/25 (Call 12/15/20)[a]	25	25,750
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	150	148,125
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a]	50	52,125
9.25%, 03/01/21 (Call 03/05/18)[a]	125	129,062
NCR Corp.
4.63%, 02/15/21 (Call 03/05/18)	125	125,863
5.00%, 07/15/22 (Call 03/05/18)	175	178,552
6.38%, 12/15/23 (Call 12/15/18)[b]	100	105,000
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/05/18)[a]	75	71,813

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	$200	$197,000
Western Digital Corp.
4.75%, 02/15/26	120	121,500
10.50%, 04/01/24 (Call 04/01/19)	600	701,400

		3,413,381
COSMETICS & PERSONAL CARE — 0.32%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a]	75	76,594
Avon Products Inc.
6.60%, 03/15/20	25	24,375
7.00%, 03/15/23	75	65,719
Edgewell Personal Care Co.
4.70%, 05/19/21	50	51,125
4.70%, 05/24/22	150	152,625
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/05/18)[a]	50	50,312
5.00%, 07/01/25 (Call 07/01/20)[a]	100	100,750
High Ridge Brands Co.
8.88%, 03/15/25 (Call 03/15/20)[a]	6	5,408
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/05/18)	75	57,937
6.25%, 08/01/24 (Call 08/01/19)	25	16,063

		600,908
DISTRIBUTION & WHOLESALE — 0.28%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/05/18)[a]	150	155,250
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 03/05/18)	25	25,531
7.00%, 06/15/23 (Call 06/15/18)	50	51,625
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)[a]	125	129,688
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	125	133,750
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[a]	25	26,125

		521,969
DIVERSIFIED FINANCIAL SERVICES — 4.25%
Abe Investment Holdings Inc./Getty Images Inc.
10.50%, 10/16/20 (Call 03/05/18)[a]	25	25,125
Aircastle Ltd.
5.00%, 04/01/23	150	157,125
5.13%, 03/15/21	90	94,415
5.50%, 02/15/22	100	106,166
6.25%, 12/01/19	125	131,094
Ally Financial Inc.
3.75%, 11/18/19	50	50,438
4.13%, 03/30/20	150	151,725
4.13%, 02/13/22	125	126,562
4.25%, 04/15/21	200	204,000
4.63%, 05/19/22	50	51,500
4.63%, 03/30/25[b]	50	51,438
5.13%, 09/30/24	125	131,719
5.75%, 11/20/25 (Call 10/20/25)[b]	175	186,847

Security	Principal (000s)	Value
8.00%, 03/15/20	$200	$218,100
8.00%, 11/01/31	400	509,500
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)[a]	100	95,625
Blackstone CQP Holdco LP
6.50%, 03/20/21 (Call 09/20/18)[a]	325	329,550
CNG Holdings Inc.
9.38%, 05/15/20 (Call 03/05/18)[a]	25	24,563
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.
8.50%, 12/15/22 (Call 06/15/20)[a]	25	25,313
Credit Acceptance Corp.
7.38%, 03/15/23 (Call 03/15/18)	25	26,125
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)[a]	100	104,000
9.75%, 06/01/21 (Call 03/05/18)	21	22,365
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a]	50	53,125
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)[b]	200	201,000
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[a]	75	80,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/05/18)	150	152,812
6.00%, 08/01/20 (Call 03/05/18)	250	255,862
6.25%, 02/01/22 (Call 02/01/19)	100	102,750
6.38%, 12/15/25 (Call 12/15/20)[a]	100	101,750
6.75%, 02/01/24 (Call 02/01/20)	75	78,000
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	100	77,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 08/15/24 (Call 08/15/20)[a]	400	415,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	175	178,500
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[a]	150	153,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/05/18)	165	166,923
Navient Corp.
4.88%, 06/17/19	170	172,213
5.00%, 10/26/20	175	177,835
5.50%, 01/25/23	125	125,469
5.63%, 08/01/33	75	68,438
5.88%, 03/25/21	125	128,750
5.88%, 10/25/24[b]	100	100,403
6.13%, 03/25/24[b]	125	127,500
6.50%, 06/15/22	50	52,813
6.63%, 07/26/21	100	106,250
6.75%, 06/25/25[b]	25	26,188
7.25%, 01/25/22	175	189,490
7.25%, 09/25/23	125	134,687
8.00%, 03/25/20	220	237,809
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[a,b]	75	77,063
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[a]	25	25,375
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 12/15/22 (Call 12/15/19)[a]	25	25,809
Quicken Loans Inc.

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.25%, 01/15/28 (Call 01/15/23)[a]	$200	$195,540
5.75%, 05/01/25 (Call 05/01/20)[a]	150	152,812
Springleaf Finance Corp.
5.25%, 12/15/19	125	128,750
5.63%, 03/15/23	160	160,600
6.13%, 05/15/22	225	232,380
8.25%, 12/15/20	175	192,937
Stearns Holdings LLC
9.38%, 08/15/20 (Call 03/05/18)[a]	25	25,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[a]	125	127,500
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[a]	100	105,250
Werner FinCo LP/Werner FinCo Inc.
8.75%, 07/15/25 (Call 07/15/20)[a]	25	26,063

		7,963,253
ELECTRIC — 2.44%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	125	128,000
5.13%, 09/01/27 (Call 09/01/22)	100	104,719
5.50%, 03/15/24 (Call 03/15/19)	225	231,817
5.50%, 04/15/25 (Call 04/15/20)	50	52,000
6.00%, 05/15/26 (Call 05/15/21)	175	187,687
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	125	122,656
5.38%, 01/15/23 (Call 10/15/18)[b]	200	197,500
5.50%, 02/01/24 (Call 02/01/19)	90	85,500
5.75%, 01/15/25 (Call 10/15/19)[b]	250	236,875
5.88%, 01/15/24 (Call 11/01/18)[a]	40	40,900
6.00%, 01/15/22 (Call 03/05/18)[a]	125	128,950
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	137	152,252
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	75	76,781
6.75%, 11/01/19 (Call 03/05/18)	250	256,875
7.38%, 11/01/22 (Call 11/01/18)	300	316,920
7.63%, 11/01/24 (Call 11/01/19)	200	216,080
8.00%, 01/15/25 (Call 01/15/20)[a]	165	179,025
8.13%, 01/30/26 (Call 07/30/20)[a,b]	50	55,140
Emera Inc. Series 16-A (3 mo. LIBOR US + 5.440%)
6.75%, 06/15/76 (Call 06/15/26)[b,d]	200	226,000
InterGen NV
7.00%, 06/30/23 (Call 06/30/18)[a,b]	200	199,000
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a]	100	100,500
4.50%, 09/15/27 (Call 06/15/27)[a]	75	73,969
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,b]	150	150,030
6.25%, 07/15/22 (Call 07/15/18)	200	207,250
6.25%, 05/01/24 (Call 05/01/19)	50	52,269
6.63%, 01/15/27 (Call 07/15/21)[b]	175	185,150
7.25%, 05/15/26 (Call 05/15/21)[b]	150	163,365
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	75	76,125
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	100	94,550
6.50%, 06/01/25 (Call 06/01/20)	100	83,250

Security	Principal (000s)	Value
9.50%, 07/15/22 (Call 07/15/20)[a,b]	$75	$78,413
10.50%, 01/15/26 (Call 01/15/22)[a]	75	75,563
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a]	25	27,688

		4,562,799
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	150	153,750
EnerSys
5.00%, 04/30/23 (Call 01/30/23)[a]	25	26,032
General Cable Corp.
5.75%, 10/01/22 (Call 03/05/18)	25	25,781
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/05/18)	36	36,990
5.38%, 06/15/24 (Call 06/15/19)	100	103,000

		345,553
ELECTRONICS — 0.09%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	100	99,053
Itron Inc.
5.00%, 01/15/26 (Call 01/15/21)[a]	50	50,250
TTM Technologies Inc.
5.63%, 10/01/25 (Call 10/01/20)[a]	25	25,687

		174,990
ENERGY — ALTERNATE SOURCES — 0.22%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	25	26,719
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a]	100	99,000
5.00%, 01/31/28 (Call 07/31/27)[a]	280	276,150

		401,869
ENGINEERING & CONSTRUCTION — 0.46%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	150	150,188
5.75%, 10/15/22 (Call 03/05/18)	149	155,626
5.88%, 10/15/24 (Call 07/15/24)	150	159,937
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a]	150	156,000
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)	100	107,810
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/01/20)[a,b]	75	79,875
Weekley Homes LLC/Weekley Finance Corp.
6.63%, 08/15/25 (Call 08/15/20)[a]	50	50,125

		859,561
ENTERTAINMENT — 2.37%
AMC Entertainment Holdings Inc.

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.75%, 06/15/25 (Call 06/15/20)[b]	$75	$73,125
5.88%, 02/15/22 (Call 03/05/18)[b]	100	100,500
5.88%, 11/15/26 (Call 11/15/21)[b]	100	97,250
6.13%, 05/15/27 (Call 05/15/22)[b]	40	39,000
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a]	300	297,783
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)[a]	150	156,375
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[a]	75	73,969
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	90	91,125
5.13%, 12/15/22 (Call 03/05/18)	50	51,250
Codere Finance 2 Luxembourg SA
7.63%, 11/01/21 (Call 10/31/18)[a]	200	203,804
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	150	156,562
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	50	51,125
4.88%, 11/01/20 (Call 08/01/20)	90	93,013
5.38%, 11/01/23 (Call 08/01/23)	100	107,500
5.38%, 04/15/26	150	160,500
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a]	200	207,500
6.25%, 02/15/22 (Call 08/15/21)[a]	200	214,190
6.50%, 02/15/25 (Call 08/15/24)[a]	200	222,500
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[a]	25	27,250
Lions Gate Entertainment Corp.
5.88%, 11/01/24 (Call 11/01/19)[a,b]	125	132,969
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/19)[a]	75	76,875
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	25	23,375
6.00%, 04/15/22 (Call 03/05/18)[b]	100	101,375
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[a]	100	103,690
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[b]	75	80,250
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/05/18)	175	180,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a]	25	24,813
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[a]	105	105,131
7.00%, 01/01/22 (Call 03/05/18)[a]	450	474,750
10.00%, 12/01/22 (Call 12/01/18)	300	328,875
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	125	126,719
5.50%, 04/15/27 (Call 04/15/22)[a,b]	100	102,375
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[a]	50	51,000
5.00%, 08/01/23 (Call 08/01/19)[a]	100	102,500

		4,439,268
ENVIRONMENTAL CONTROL — 0.27%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/05/18)	50	50,504
5.25%, 08/01/20 (Call 03/05/18)	40	40,350

Security	Principal (000s)	Value
Core & Main LP
6.13%, 08/15/25 (Call 08/15/20)[a,b]	$125	$126,250
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	150	152,250
GFL Environmental Inc.
9.88%, 02/01/21 (Call 03/05/18)[a]	50	52,750
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a]	50	50,063
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[a]	30	30,525

		502,692
FOOD — 1.69%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	200	178,500
6.63%, 06/15/24 (Call 06/15/19)[b]	200	190,000
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	150	150,187
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/05/18)[a]	25	24,656
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 03/05/18)[a]	25	23,375
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[a]	100	106,000
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	125	123,750
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[a]	50	53,125
FAGE International SA/FAGE USA Dairy Industry Inc.
5.63%, 08/15/26 (Call 08/15/21)[a]	200	191,000
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[a]	75	52,313
Hearthside Group Holdings LLC/Hearthside Finance Co.
6.50%, 05/01/22 (Call 03/05/18)[a]	100	101,500
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)[b]	125	126,719
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	150	152,250
4.88%, 11/01/26 (Call 11/01/21)[a]	40	40,800
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a]	225	227,250
5.88%, 09/30/27 (Call 09/30/22)[a]	50	50,125
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	275	268,469
5.50%, 03/01/25 (Call 03/01/20)[a]	175	180,250
5.63%, 01/15/28 (Call 12/01/22)[a,b]	150	149,344
5.75%, 03/01/27 (Call 03/01/22)[a]	200	200,190
Safeway Inc.
7.25%, 02/01/31	75	64,500
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[a,b]	75	73,500
SUPERVALU Inc.
6.75%, 06/01/21 (Call 03/05/18)	25	24,625
7.75%, 11/15/22 (Call 11/15/18)	100	98,000
Tesco PLC
6.15%, 11/15/37[a]	100	108,428

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	$175	$181,562
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[a]	25	26,063

		3,166,481
FOOD SERVICE — 0.25%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	90	90,563
5.00%, 04/01/25 (Call 04/01/20)[a]	100	103,125
5.00%, 02/01/28 (Call 02/01/23)[a]	150	153,000
5.13%, 01/15/24 (Call 01/15/19)	125	129,375

		476,063
FOREST PRODUCTS & PAPER — 0.25%
Cascades Inc.
5.50%, 07/15/22 (Call 03/05/18)[a]	125	127,500
5.75%, 07/15/23 (Call 07/15/18)[a]	26	26,845
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 03/05/18)	100	99,000
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)[a]	75	75,938
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 03/05/18)	125	129,531

		458,814
GAS — 0.33%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	150	153,375
5.63%, 05/20/24 (Call 03/20/24)	130	136,338
5.75%, 05/20/27 (Call 02/20/27)	75	76,781
5.88%, 08/20/26 (Call 05/20/26)	75	77,625
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	150	149,812
7.50%, 11/01/23 (Call 11/01/19)	20	20,850

		614,781
HAND & MACHINE TOOLS — 0.01%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/05/18)[a]	25	24,750

		24,750
HEALTH CARE — PRODUCTS — 1.01%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a]	225	226,969
9.00%, 10/01/25 (Call 10/01/20)[a]	300	297,375
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	200	193,000
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a]	25	27,193
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a]	25	26,031
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[a]	50	50,000
4.63%, 02/01/28 (Call 02/01/23)[a]	50	50,000

Security	Principal (000s)	Value
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[a]	$25	$26,250
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/16/18)[a]	100	103,750
12.50%, 11/01/21 (Call 05/01/19)[a]	25	28,531
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	150	123,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a,b]	100	82,500
5.63%, 10/15/23 (Call 10/15/18)[a]	75	64,125
5.75%, 08/01/22 (Call 03/05/18)[a,b]	150	137,625
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[a]	175	175,000
Sotera Health Holdings LLC
6.50%, 05/15/23 (Call 05/15/18)[a]	25	26,063
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	150	149,437
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/05/18)	100	100,500

		1,887,349
HEALTH CARE — SERVICES — 6.21%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 03/05/18)	150	151,830
6.50%, 03/01/24 (Call 03/01/19)	100	104,500
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/15/18)[a]	75	70,969
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	100	104,000
4.75%, 01/15/25 (Call 01/15/20)	175	177,844
5.63%, 02/15/21 (Call 03/05/18)	125	128,516
6.13%, 02/15/24 (Call 02/15/19)	165	175,312
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/05/18)[b]	140	130,550
6.25%, 03/31/23 (Call 03/31/20)	450	416,250
6.88%, 02/01/22 (Call 03/05/18)[b]	400	284,500
7.13%, 07/15/20 (Call 03/05/18)[b]	200	174,000
8.00%, 11/15/19 (Call 03/05/18)	250	234,375
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	200	199,250
5.13%, 07/15/24 (Call 07/15/19)	275	277,071
5.75%, 08/15/22 (Call 03/05/18)	150	154,594
Eagle Holding Co. II LLC (8.37% PIK)
7.63%, 05/15/22 (Call 05/15/18)[a,c]	125	127,344
Encompass Health Corp.
5.75%, 09/15/25 (Call 09/15/20)	25	25,844
Encompass Health Corp.
5.75%, 11/01/24 (Call 03/05/18)	275	280,500
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 03/05/18)[a]	150	148,875
5.63%, 07/15/22 (Call 03/05/18)[b]	150	152,625
6.25%, 12/01/24 (Call 12/01/19)[a,b]	100	105,875
HCA Healthcare Inc.
6.25%, 02/15/21	220	234,300
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	125	124,531
4.75%, 05/01/23	100	103,900

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.00%, 03/15/24	$400	$416,500
5.25%, 04/15/25	100	104,916
5.25%, 06/15/26 (Call 12/15/25)	325	340,031
5.38%, 02/01/25	500	510,625
5.50%, 06/15/47 (Call 12/15/46)	225	229,252
5.88%, 03/15/22	290	311,206
5.88%, 05/01/23	125	134,063
5.88%, 02/15/26 (Call 08/15/25)	250	262,500
6.50%, 02/15/20	600	639,750
7.50%, 02/15/22	300	336,750
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 03/05/18)	50	50,688
8.00%, 01/15/20	140	149,362
8.75%, 01/15/23 (Call 03/05/18)	125	132,813
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[b]	150	144,562
5.50%, 12/01/21 (Call 03/05/18)	250	254,375
5.88%, 12/01/23 (Call 12/01/18)[b]	25	25,031
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[a]	150	153,187
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	125	130,313
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	225	241,594
Opal Acquisition Inc.
10.00%, 10/01/24 (Call 07/01/19)[a]	75	66,375
Polaris Intermediate Corp. (9.25% PIK)
8.50%, 12/01/22 (Call 06/01/19)[a,c]	195	203,044
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	25	25,750
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[a]	150	157,500
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)[a]	9	8,674
8.88%, 04/15/21 (Call 04/15/18)[a]	25	26,094
Tenet Healthcare Corp.
4.38%, 10/01/21	150	150,000
4.50%, 04/01/21	125	125,625
4.63%, 07/15/24 (Call 07/15/20)[a]	425	417,562
4.75%, 06/01/20	40	40,800
5.13%, 05/01/25 (Call 05/01/20)[a]	225	221,906
6.00%, 10/01/20	300	315,375
6.75%, 06/15/23[b]	150	147,765
6.88%, 11/15/31	50	43,750
7.00%, 08/01/25 (Call 08/01/20)[a]	100	98,000
8.13%, 04/01/22[b]	600	619,128
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	175	182,735
West Street Merger Sub Inc.
6.38%, 09/01/25 (Call 09/01/20)[a,b]	125	126,250

		11,631,206
HOLDING COMPANIES — DIVERSIFIED — 0.19%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/05/18)	200	208,400
Stena AB
7.00%, 02/01/24[a]	125	117,813

Security	Principal (000s)	Value
Trident Merger Sub Inc.
6.63%, 11/01/25 (Call 11/01/20)[a]	$25	$25,125

		351,338
HOME BUILDERS — 2.25%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)[a]	25	25,063
6.88%, 02/15/21 (Call 03/05/18)[a]	50	50,750
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	25	26,125
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)[a,b]	75	74,812
6.75%, 03/15/25 (Call 03/15/20)	25	26,250
8.75%, 03/15/22 (Call 03/15/19)	125	136,562
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a,b]	25	26,375
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/05/18)[a]	165	171,550
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	75	78,562
5.38%, 10/01/22	200	212,000
CalAtlantic Group Inc.
5.00%, 06/15/27 (Call 12/15/26)	100	103,000
5.88%, 11/15/24 (Call 05/15/24)	20	21,800
8.38%, 01/15/21	50	57,000
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	67	67,921
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	50	54,625
10.50%, 07/15/24 (Call 07/15/20)[a]	95	105,450
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	101,250
7.00%, 12/15/21 (Call 09/15/21)	50	55,000
7.50%, 09/15/22	100	113,625
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)[a]	100	98,750
4.13%, 01/15/22 (Call 10/15/21)	75	75,874
4.50%, 06/15/19 (Call 04/16/19)	150	152,820
4.50%, 04/30/24 (Call 01/31/24)	150	151,695
4.75%, 04/01/21 (Call 02/01/21)	20	20,675
4.75%, 05/30/25 (Call 02/28/25)	100	102,500
4.75%, 11/29/27 (Call 05/29/27)[a]	125	126,260
4.88%, 12/15/23 (Call 09/15/23)	20	20,750
M/I Homes Inc.
5.63%, 08/01/25 (Call 08/01/20)	25	25,438
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[a,b]	100	105,375
6.88%, 12/15/23 (Call 12/15/19)[a]	50	52,875
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	200	210,000
6.00%, 01/15/43 (Call 10/15/42)	25	24,625
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)[b]	75	75,937
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	25	26,125
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	125	127,969

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.00%, 01/15/27 (Call 10/15/26)	$50	$51,935
5.50%, 03/01/26 (Call 12/01/25)	125	134,219
6.38%, 05/15/33	150	167,812
Shea Homes LP/Shea Homes Funding Corp.
6.13%, 04/01/25 (Call 04/01/20)[a]	25	25,969
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/05/18)[a]	25	25,430
5.63%, 03/01/24 (Call 12/01/23)[a]	50	52,563
5.88%, 04/15/23 (Call 01/15/23)[a]	100	106,750
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)	50	52,063
4.88%, 03/15/27 (Call 12/15/26)	70	72,625
5.88%, 02/15/22 (Call 11/15/21)	250	270,625
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	100	101,000
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	140	141,575
5.88%, 06/15/24[b]	50	52,965
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	25	25,531
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[a]	25	25,750

		4,212,200
HOME FURNISHINGS — 0.12%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	100	100,500
5.63%, 10/15/23 (Call 10/15/18)	125	128,750

		229,250
HOUSEHOLD PRODUCTS & WARES — 0.32%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[a]	100	102,125
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)	50	49,750
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	125	122,813
Prestige Brands Inc.
6.38%, 03/01/24 (Call 03/01/19)[a]	25	25,750
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	200	210,500
6.63%, 11/15/22 (Call 03/05/18)[b]	77	79,791

		590,729
HOUSEWARES — 0.10%
American Greetings Corp.
7.88%, 02/15/25 (Call 02/15/20)[a]	25	26,563
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26 (Call 12/15/21)	100	103,250
6.00%, 10/15/23 (Call 10/15/18)	50	52,750

		182,563
INSURANCE — 0.81%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)[a,b]	120	119,100

Security	Principal (000s)	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
8.25%, 08/01/23 (Call 08/01/18)[a]	$100	$105,500
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (Call 03/15/27)	75	77,274
AssuredPartners Inc.
7.00%, 08/15/25 (Call 08/15/20)[a,b]	75	76,875
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	125	128,437
Genworth Holdings Inc.
4.80%, 02/15/24	75	63,938
4.90%, 08/15/23	28	24,010
7.20%, 02/15/21	50	48,750
7.63%, 09/24/21	150	146,580
7.70%, 06/15/20	40	40,150
HUB International Ltd.
7.88%, 10/01/21 (Call 03/05/18)[a]	225	234,000
Liberty Mutual Group Inc.
7.80%, 03/15/37[a]	125	158,125
MGIC Investment Corp.
5.75%, 08/15/23	25	26,875
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	50	50,000
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[a]	100	103,000
Voya Financial Inc. (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[d]	100	106,250

		1,508,864
INTERNET — 1.21%
EIG Investors Corp.
10.88%, 02/01/24 (Call 02/01/19)	25	27,750
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[a]	100	100,250
6.38%, 06/01/24 (Call 06/01/19)	50	54,063
Netflix Inc.
4.38%, 11/15/26[b]	150	146,579
4.88%, 04/15/28[a]	200	198,500
5.38%, 02/01/21	125	131,250
5.50%, 02/15/22	100	105,750
5.75%, 03/01/24	100	106,000
5.88%, 02/15/25	100	107,028
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[a]	225	229,453
TIBCO Software Inc.
11.38%, 12/01/21 (Call 03/05/18)[a]	25	27,220
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	125	128,125
4.75%, 07/15/27 (Call 07/15/22)	125	125,938
5.25%, 04/01/25 (Call 01/01/25)	50	53,000
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	225	228,667
6.00%, 04/01/23 (Call 04/01/18)[b]	275	286,687
6.38%, 05/15/25 (Call 05/15/20)	200	209,750

		2,266,010

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
IRON & STEEL — 1.37%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	$125	$123,437
7.00%, 03/15/27 (Call 03/15/22)[b]	25	25,563
7.63%, 10/01/21 (Call 03/05/18)[b]	25	25,938
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	103,250
7.88%, 08/15/23 (Call 05/15/23)[b]	75	82,460
ArcelorMittal
5.75%, 08/05/20	72	75,960
6.00%, 03/01/21	100	107,000
6.13%, 06/01/25	125	142,187
6.75%, 02/25/22	125	138,437
7.25%, 03/01/41	100	127,000
7.50%, 10/15/39	200	258,000
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a]	25	27,250
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[a]	75	80,437
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[a]	50	49,750
5.75%, 03/01/25 (Call 03/01/20)[a]	200	195,750
6.25%, 10/01/40	50	42,250
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)	100	101,750
5.38%, 07/15/27 (Call 07/15/22)	25	25,688
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 03/05/18)[a]	25	26,000
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	100	98,970
5.13%, 10/01/21 (Call 03/05/18)	300	307,500
5.25%, 04/15/23 (Call 04/15/18)	175	179,594
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	175	183,750
7.38%, 04/01/20	25	26,875

		2,554,796
LEISURE TIME — 0.60%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 03/05/18)[a]	75	74,625
Carlson Travel Inc.
6.75%, 12/15/23 (Call 12/15/19)[a]	200	198,250
Constellation Merger Sub Inc.
8.50%, 09/15/25 (Call 09/15/20)[a]	75	73,125
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[a]	125	129,219
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	100	100,879
5.38%, 04/15/23 (Call 04/15/18)[a]	125	126,912
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (Call 02/01/20)[a]	125	134,750
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[a]	95	95,119
Vista Outdoor Inc.
5.88%, 10/01/23 (Call 10/01/18)[b]	100	96,750
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[a]	100	99,500

		1,129,129

Security	Principal (000s)	Value
LODGING — 1.40%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	$100	$107,250
6.88%, 05/15/23 (Call 05/15/18)	100	105,750
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	95	104,025
10.75%, 09/01/24 (Call 09/01/19)[a]	75	82,828
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	125	124,423
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	100	100,688
4.88%, 04/01/27 (Call 04/01/22)	190	194,275
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	50	52,625
10.25%, 11/15/22 (Call 11/15/19)[a]	50	55,625
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	75	75,750
6.00%, 03/15/23	200	216,000
6.63%, 12/15/21	150	163,687
6.75%, 10/01/20	150	161,250
7.75%, 03/15/22	200	227,394
8.63%, 02/01/19	150	157,875
Station Casinos LLC
5.00%, 10/01/25 (Call 10/01/20)[a]	75	75,656
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/25 (Call 05/15/20)[a]	25	24,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	200	199,500
5.25%, 05/15/27 (Call 02/15/27)[a]	170	167,769
5.50%, 03/01/25 (Call 12/01/24)[a]	225	227,109

		2,623,487
MACHINERY — 0.54%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	175	190,312
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[a]	50	52,500
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[a]	25	28,250
CNH Industrial Capital LLC
4.88%, 04/01/21	50	52,438
CNH Industrial NV
4.50%, 08/15/23	50	52,063
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[a]	100	113,750
RBS Global Inc./Rexnord LLC
4.88%, 12/15/25 (Call 12/15/20)[a,b]	75	75,937
SPX FLOW Inc.
5.63%, 08/15/24 (Call 08/15/19)[a]	100	103,750
5.88%, 08/15/26 (Call 08/15/21)[a]	25	26,188
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[a]	105	107,756
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	50	53,969

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Vertiv Intermediate Holding Corp. (13.00% PIK)
12.00%, 02/15/22 (Call 02/15/19)[a,c]	$125	$134,844
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	25,406

		1,017,163
MANUFACTURING — 0.92%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	50	51,000
5.38%, 09/15/24 (Call 09/15/19)[a]	100	103,500
Bombardier Inc.
5.75%, 03/15/22[a]	100	100,380
6.00%, 10/15/22 (Call 03/05/18)[a,b]	290	290,000
6.13%, 01/15/23[a]	200	202,000
7.50%, 12/01/24 (Call 12/01/20)[a]	150	157,687
7.50%, 03/15/25 (Call 03/15/20)[a]	200	207,750
7.75%, 03/15/20[a]	100	107,750
8.75%, 12/01/21[a]	200	222,250
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)[a]	75	74,812
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 02/16/18)[a]	175	178,719
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/05/18)[f]	25	25,094

		1,720,942
MEDIA — 9.58%
Altice Financing SA
6.63%, 02/15/23 (Call 03/05/18)[a]	200	202,580
7.50%, 05/15/26 (Call 05/15/21)[a]	450	467,437
Altice Finco SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	200	199,500
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	200	183,500
7.75%, 05/15/22 (Call 03/05/18)[a]	400	384,000
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	75	76,781
5.50%, 05/15/26 (Call 05/15/21)[a]	200	204,500
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/05/18)	175	178,500
4.75%, 08/01/25 (Call 08/01/21)	125	124,844
5.00%, 04/01/24 (Call 04/01/20)	325	329,875
Block Communications Inc.
6.88%, 02/15/25 (Call 02/15/20)[a]	75	78,000
Cablevision Systems Corp.
5.88%, 09/15/22[b]	175	176,750
8.00%, 04/15/20	50	53,688
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a]	70	73,500
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[a]	125	122,774
5.00%, 02/01/28 (Call 08/01/22)[a,b]	325	313,422
5.13%, 02/15/23 (Call 03/05/18)	200	203,875
5.13%, 05/01/23 (Call 05/01/18)[a]	200	203,875
5.13%, 05/01/27 (Call 05/01/22)[a]	550	537,625
5.25%, 09/30/22 (Call 03/05/18)	200	204,750
5.38%, 05/01/25 (Call 05/01/20)[a]	125	126,875
5.50%, 05/01/26 (Call 05/01/21)[a]	250	255,000
5.75%, 09/01/23 (Call 03/05/18)	250	256,250

Security	Principal (000s)	Value
5.75%, 01/15/24 (Call 07/15/18)	$125	$128,750
5.75%, 02/15/26 (Call 02/15/21)[a]	350	362,250
5.88%, 04/01/24 (Call 04/01/19)[a]	150	156,750
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[a]	25	23,688
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/05/18)[a]	300	300,749
6.38%, 09/15/20 (Call 03/05/18)[a]	150	151,875
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	350	359,644
Series B
7.63%, 03/15/20 (Call 03/05/18)	350	347,375
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 03/05/18)[a]	100	101,750
CSC Holdings LLC
5.25%, 06/01/24	100	97,500
5.50%, 04/15/27 (Call 04/15/22)[a,b]	200	202,500
6.63%, 10/15/25 (Call 10/15/20)[a]	200	214,000
6.75%, 11/15/21	200	214,500
10.13%, 01/15/23 (Call 01/15/19)[a]	200	225,625
10.88%, 10/15/25 (Call 10/15/20)[a]	200	238,190
DISH DBS Corp.
5.00%, 03/15/23[b]	175	164,124
5.13%, 05/01/20	150	152,437
5.88%, 07/15/22[b]	250	248,750
5.88%, 11/15/24[b]	350	331,844
6.75%, 06/01/21	300	314,250
7.75%, 07/01/26[b]	275	282,562
7.88%, 09/01/19	250	266,094
EW Scripps Co. (The)
5.13%, 05/15/25 (Call 05/15/20)[a]	75	74,062
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	125	125,625
5.88%, 07/15/26 (Call 07/15/21)[a]	175	180,250
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/05/18)	75	57,375
9.00%, 03/01/21 (Call 03/05/18)	100	73,500
10.63%, 03/15/23 (Call 03/15/18)	75	54,844
11.25%, 03/01/21 (Call 03/05/18)	50	36,563
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[a]	25	26,000
Liberty Interactive LLC
8.25%, 02/01/30	25	27,438
8.50%, 07/15/29[b]	100	111,500
LIN Television Corp.
5.88%, 11/15/22 (Call 02/12/18)	25	25,765
McClatchy Co. (The)
6.88%, 03/15/29[b]	25	24,250
9.00%, 12/15/22 (Call 03/05/18)[b]	84	87,444
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.88%, 05/15/24 (Call 05/15/19)[a]	75	73,688
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	200	204,750
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[a]	125	132,500
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	175	180,906

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Quebecor Media Inc.
5.75%, 01/15/23	$100	$105,750
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[a,b]	25	24,438
6.88%, 02/15/23 (Call 02/15/20)[a]	50	50,250
Salem Media Group Inc.
6.75%, 06/01/24 (Call 06/01/20)[a]	50	48,875
SFR Group SA
6.00%, 05/15/22 (Call 03/05/18)[a]	500	487,975
6.25%, 05/15/24 (Call 05/15/19)[a]	325	310,781
7.38%, 05/01/26 (Call 05/01/21)[a]	750	738,750
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	100	99,250
5.38%, 04/01/21 (Call 02/16/18)	125	126,719
5.63%, 08/01/24 (Call 08/01/19)[a,b]	100	103,000
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	125	124,531
4.63%, 05/15/23 (Call 05/15/18)[a]	150	151,875
5.00%, 08/01/27 (Call 08/01/22)[a]	200	198,820
5.38%, 04/15/25 (Call 04/15/20)[a]	125	128,750
5.38%, 07/15/26 (Call 07/15/21)[a]	165	168,919
6.00%, 07/15/24 (Call 07/15/19)[a]	250	261,875
TEGNA Inc.
5.13%, 10/15/19 (Call 03/05/18)	125	126,587
5.13%, 07/15/20 (Call 03/05/18)	125	127,344
5.50%, 09/15/24 (Call 09/15/19)[a,b]	100	104,000
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[a]	200	199,000
Townsquare Media Inc.
6.50%, 04/01/23 (Call 04/01/18)[a]	100	96,000
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	150	154,312
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	210,440
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	275	273,762
5.13%, 02/15/25 (Call 02/15/20)[a]	200	194,000
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[a]	125	119,922
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	325	330,687
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[a]	25	25,570
9.25%, 02/15/20 (Call 03/05/18)[a]	50	48,563
Viacom Inc.
(3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[d]	100	101,250
(3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[d]	100	103,125
Videotron Ltd.
5.00%, 07/15/22	150	156,375
5.13%, 04/15/27 (Call 04/15/22)[a]	175	181,562
5.38%, 06/15/24 (Call 03/15/24)[a]	20	21,250
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[a]	200	204,500
6.38%, 04/15/23 (Call 04/15/18)[a]	250	257,500
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[a]	125	123,125

Security	Principal (000s)	Value
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	$300	$297,750

		17,926,750
METAL FABRICATE & HARDWARE — 0.38%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (Call 12/15/19)[a]	100	106,500
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	300	309,177
6.25%, 08/15/24 (Call 08/15/19)[a,b]	165	172,837
TriMas Corp.
4.88%, 10/15/25 (Call 10/15/20)[a]	100	100,500
Zekelman Industries Inc.
9.88%, 06/15/23 (Call 06/15/19)[a]	25	28,000

		717,014
MINING — 2.56%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	200	218,250
Aleris International Inc.
7.88%, 11/01/20 (Call 03/05/18)	125	124,888
9.50%, 04/01/21 (Call 04/01/18)[a]	100	105,855
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[a]	25	24,625
Constellium NV
6.63%, 03/01/25 (Call 03/01/20)[a,b]	250	263,750
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/05/18)[a,b]	75	73,688
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[a]	150	163,312
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a]	165	167,475
5.13%, 05/15/24 (Call 02/15/24)[a,b]	125	126,562
Freeport-McMoRan Inc.
3.10%, 03/15/20	175	175,000
3.55%, 03/01/22 (Call 12/01/21)	340	337,450
3.88%, 03/15/23 (Call 12/15/22)	250	248,437
4.00%, 11/14/21	40	40,420
4.55%, 11/14/24 (Call 08/14/24)	125	127,031
5.40%, 11/14/34 (Call 05/14/34)	125	130,375
5.45%, 03/15/43 (Call 09/15/42)	275	281,875
6.75%, 02/01/22 (Call 03/05/18)	75	77,719
6.88%, 02/15/23 (Call 02/15/20)	145	159,137
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/05/18)	125	128,125
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)[a]	100	106,750
7.63%, 01/15/25 (Call 01/15/20)[a,b]	50	55,000
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[a]	75	78,188
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	75	85,085
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a]	200	202,000
5.95%, 03/15/24 (Call 12/15/23)	20	21,978

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[a]	$25	$24,875
New Gold Inc.
6.25%, 11/15/22 (Call 03/05/18)[a]	150	153,750
6.38%, 05/15/25 (Call 05/15/20)[a]	11	11,605
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[a]	125	128,750
Petropavlovsk 2016 Ltd.
8.13%, 11/14/22 (Call 08/14/22)[a]	200	198,000
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	50	50,125
5.20%, 03/01/42 (Call 09/01/41)	200	201,500
5.40%, 02/01/43 (Call 08/01/42)	25	25,688
6.13%, 10/01/35	100	112,625
6.25%, 07/15/41 (Call 01/15/41)	100	115,875
8.50%, 06/01/24 (Call 06/01/19)[a]	175	197,531
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[a]	50	49,937

		4,793,236
OFFICE & BUSINESS EQUIPMENT — 0.17%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/05/18)	125	128,437
5.50%, 12/01/24 (Call 06/01/24)	175	188,891

		317,328
OIL & GAS — 9.16%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)	55	60,500
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	150	153,000
5.13%, 12/01/22 (Call 03/05/18)	150	153,226
5.38%, 11/01/21 (Call 03/05/18)	175	179,156
5.63%, 06/01/23 (Call 06/01/18)	150	155,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	225	247,781
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[a]	50	50,500
Baytex Energy Corp.
5.13%, 06/01/21 (Call 03/05/18)[a]	100	96,750
5.63%, 06/01/24 (Call 06/01/19)[a]	25	23,438
Bill Barrett Corp.
7.00%, 10/15/22 (Call 03/05/18)	25	25,625
8.75%, 06/15/25 (Call 06/15/20)	100	110,000
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	365	306,600
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	75	77,813
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/05/18)	200	200,000
11.50%, 01/15/21 (Call 04/15/18)[a]	100	113,125
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 03/05/18)[a]	25	25,375
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	150	154,875
7.50%, 09/15/20 (Call 03/05/18)	19	19,380
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)[a]	50	50,688
Chesapeake Energy Corp.

Security	Principal (000s)	Value
4.88%, 04/15/22 (Call 03/05/18)	$50	$48,000
5.75%, 03/15/23	25	23,375
6.13%, 02/15/21	100	102,500
6.63%, 08/15/20	250	262,500
8.00%, 12/15/22 (Call 12/15/18)[a]	175	187,687
8.00%, 01/15/25 (Call 01/15/20)[a]	225	227,250
8.00%, 06/15/27 (Call 06/15/22)[a,b]	175	173,906
Citgo Holding Inc.
10.75%, 02/15/20[a]	250	267,500
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/05/18)	225	231,208
8.00%, 04/01/23 (Call 04/01/18)	95	101,028
Comstock Resources Inc. (12.25% PIK)
10.00%, 03/15/20 (Call 03/05/18)[c]	100	103,500
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	150	147,000
4.38%, 01/15/28 (Call 10/15/27)[a]	150	149,460
4.50%, 04/15/23 (Call 01/15/23)	220	222,750
4.90%, 06/01/44 (Call 12/01/43)	100	99,750
5.00%, 09/15/22 (Call 03/05/18)	250	253,125
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[a]	75	79,125
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a]	150	151,500
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 03/05/18)	75	77,250
Delek Logistics Partners LP
6.75%, 05/15/25 (Call 05/15/20)[a]	50	51,000
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a]	75	76,688
9.25%, 03/31/22 (Call 03/31/19)[a]	105	107,625
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	50	45,750
4.88%, 11/01/43 (Call 05/01/43)	50	38,250
5.70%, 10/15/39	150	129,375
7.88%, 08/15/25 (Call 05/15/25)	25	26,500
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)	125	129,844
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	75	78,187
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a]	100	101,250
5.75%, 01/30/28 (Call 01/30/23)[a]	100	101,750
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	25,375
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	75	64,289
5.20%, 03/15/25 (Call 12/15/24)[b]	100	87,000
5.75%, 10/01/44 (Call 04/01/44)	200	142,750
7.75%, 02/01/26	145	144,184
8.00%, 01/31/24 (Call 10/31/23)	50	51,438
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	40	26,700
8.00%, 11/29/24 (Call 11/30/19)[a]	75	78,937
8.00%, 02/15/25 (Call 02/15/20)[a]	175	138,250
9.38%, 05/01/24 (Call 05/01/20)[a]	125	105,937
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[a]	115	115,115

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
7.38%, 05/15/24 (Call 05/15/20)[a]	$50	$54,125
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[a]	25	26,313
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	150	151,125
6.38%, 05/15/25 (Call 05/15/20)[b]	75	76,500
6.38%, 01/15/26 (Call 01/15/21)[a,b]	75	76,125
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)	25	26,313
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.63%, 02/15/26 (Call 02/15/21)[a]	150	152,250
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	100	100,500
5.75%, 10/01/25 (Call 04/01/20)[a]	50	51,500
Jonah Energy LLC/Jonah Energy Finance Corp.
7.25%, 10/15/25 (Call 10/15/20)[a,b]	100	100,875
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 03/05/18)	25	19,000
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 03/05/18)[a]	150	91,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/05/18)	90	91,125
6.25%, 03/15/23 (Call 03/15/18)	25	25,875
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[a]	25	25,875
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	100	105,250
MEG Energy Corp.
6.38%, 01/30/23 (Call 03/05/18)[a]	100	86,000
6.50%, 01/15/25 (Call 01/15/20)[a,b]	150	146,625
7.00%, 03/31/24 (Call 09/30/18)[a]	150	129,937
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)[a]	100	104,125
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)[b]	125	125,625
5.75%, 08/15/25 (Call 08/15/20)	100	102,500
5.88%, 12/01/42 (Call 06/01/42)	75	72,375
6.88%, 08/15/24 (Call 08/15/19)	95	101,475
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	25	25,813
6.00%, 08/15/23 (Call 08/15/18)	100	103,500
Nabors Industries Inc.
4.63%, 09/15/21[b]	25	24,438
5.00%, 09/15/20	150	151,500
5.50%, 01/15/23 (Call 11/15/22)[b]	150	150,000
5.75%, 02/01/25 (Call 11/01/24)[a]	125	122,812
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	125	132,031
5.63%, 07/01/24	200	214,000
5.75%, 01/30/22	20	21,300
Noble Holding International Ltd.
5.25%, 03/15/42	100	66,250
6.05%, 03/01/41	100	69,500
7.70%, 04/01/25 (Call 01/01/25)[b]	50	44,875
7.75%, 01/15/24 (Call 10/15/23)[b]	175	162,312
7.88%, 02/01/26 (Call 02/01/21)[a]	110	112,062
8.70%, 04/01/45 (Call 10/01/44)	25	21,688
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/05/18)	25	21,000
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 03/05/18)	100	102,125

Security	Principal (000s)	Value
6.88%, 03/15/22 (Call 03/05/18)[b]	$175	$180,250
6.88%, 01/15/23 (Call 03/05/18)	25	25,750
Par Petroleum LLC/Petroleum Finance Corp.
7.75%, 12/15/25 (Call 12/15/20)[a]	25	25,055
Parker Drilling Co.
6.75%, 07/15/22 (Call 03/05/18)	25	21,500
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	100	101,000
5.38%, 01/15/25 (Call 01/15/20)[a]	175	176,750
5.63%, 10/15/27 (Call 10/15/22)[a]	100	102,750
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	50	52,500
7.25%, 06/15/25 (Call 06/15/20)	150	158,002
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a]	130	132,275
6.13%, 09/15/24 (Call 09/15/19)[b]	75	78,000
Precision Drilling Corp.
7.13%, 01/15/26 (Call 11/15/20)[a]	100	104,000
7.75%, 12/15/23 (Call 12/15/19)	50	53,625
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	100	102,000
5.38%, 10/01/22 (Call 07/01/22)	75	77,344
5.63%, 03/01/26 (Call 12/01/25)[b]	150	153,000
6.88%, 03/01/21[b]	100	108,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	125	121,406
5.00%, 08/15/22 (Call 05/15/22)	125	125,937
5.00%, 03/15/23 (Call 12/15/22)[b]	200	200,500
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	100	91,000
4.88%, 06/01/22 (Call 03/01/22)	20	19,400
5.85%, 01/15/44 (Call 07/15/43)	75	60,000
7.38%, 06/15/25 (Call 03/15/25)[b]	175	179,321
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	25	25,938
6.63%, 10/01/22 (Call 03/05/18)	100	105,000
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/05/18)[a]	50	40,750
7.38%, 11/01/21 (Call 03/05/18)[a,b]	125	101,250
13.00%, 11/30/20 (Call 11/30/18)[a]	75	86,250
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	150	130,875
7.75%, 06/15/21 (Call 03/05/18)	120	118,198
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a]	125	126,250
6.75%, 05/01/23 (Call 05/01/18)[a]	50	52,938
6.88%, 06/30/23 (Call 06/30/18)[a,b]	50	53,250
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	125	122,812
5.63%, 06/01/25 (Call 06/01/20)[b]	100	99,000
6.75%, 09/15/26 (Call 09/15/21)[b]	100	104,250
Southwestern Energy Co.
6.70%, 01/23/25 (Call 10/23/24)	250	254,375
7.50%, 04/01/26 (Call 04/01/21)[b]	100	104,625
7.75%, 10/01/27 (Call 10/01/22)[b]	75	78,375
SRC Energy Inc.
6.25%, 12/01/25 (Call 12/01/20)[a]	75	77,250
Sunoco LP/Sunoco Finance Corp.

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.88%, 01/15/23 (Call 01/15/20)[a]	$150	$152,778
5.50%, 02/15/26 (Call 02/15/21)[a]	125	127,619
5.88%, 03/15/28 (Call 03/15/23)[a]	60	61,275
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.75%, 06/01/22 (Call 06/01/20)[a]	25	21,688
Tecpetrol SA
4.88%, 12/12/22 (Call 12/12/20)[a]	100	97,845
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	50	50,500
6.80%, 03/15/38	175	150,062
7.50%, 01/15/26 (Call 01/15/21)[a]	125	130,312
7.50%, 04/15/31[b]	100	95,250
8.38%, 12/15/21	100	110,750
9.00%, 07/15/23 (Call 07/15/20)[a]	250	274,375
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	95	95,950
7.13%, 04/15/25 (Call 04/15/20)[a]	75	74,813
Unit Corp.
6.63%, 05/15/21 (Call 03/05/18)[b]	125	126,094
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[a]	75	75,375
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	150	155,250
6.63%, 01/15/26 (Call 10/15/25)[a]	200	204,750
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)	75	77,625
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	125	126,562
6.00%, 01/15/22 (Call 10/15/21)	100	105,250
7.50%, 08/01/20 (Call 07/01/20)	20	21,600
8.25%, 08/01/23 (Call 06/01/23)	100	114,750

		17,147,033
OIL & GAS SERVICES — 1.13%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 03/05/18)	100	101,250
6.00%, 10/01/22 (Call 04/01/18)	25	25,375
Bristow Group Inc.
6.25%, 10/15/22 (Call 03/05/18)	25	21,125
Calfrac Holdings LP
7.50%, 12/01/20 (Call 03/05/18)[a]	75	74,250
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)[a]	100	109,250
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 03/05/18)	25	25,188
FTS International Inc.
6.25%, 05/01/22 (Call 03/05/18)	50	50,500
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[a,b]	200	217,000
PHI Inc.
5.25%, 03/15/19 (Call 03/05/18)	25	24,813
SESI LLC
7.13%, 12/15/21 (Call 03/05/18)	50	51,187
7.75%, 09/15/24 (Call 09/15/20)[a]	75	80,625
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a]	90	98,100
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	90	94,725
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[a]	25	24,500

Security	Principal (000s)	Value
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$120	$113,400
6.50%, 08/01/36	50	43,000
6.75%, 09/15/40	125	108,750
7.00%, 03/15/38	50	44,750
7.75%, 06/15/21 (Call 05/15/21)[b]	200	212,500
8.25%, 06/15/23 (Call 03/15/23)[b]	125	132,187
9.88%, 02/15/24 (Call 11/15/23)	225	245,250
Welltec A/S
9.50%, 12/01/22 (Call 12/01/19)[a]	200	209,100

		2,106,825
PACKAGING & CONTAINERS — 2.65%
ARD Finance SA (7.88% PIK)
7.13%, 09/15/23 (Call 09/15/19)[b,c]	125	130,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a]	125	125,721
4.63%, 05/15/23 (Call 05/15/19)[a]	200	202,000
6.00%, 02/15/25 (Call 02/15/20)[a]	200	206,500
7.25%, 05/15/24 (Call 05/15/19)[a]	500	537,350
Ball Corp.
4.00%, 11/15/23	125	125,312
5.00%, 03/15/22	150	158,250
5.25%, 07/01/25	125	132,500
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a]	80	79,776
5.13%, 07/15/23 (Call 07/15/18)[b]	100	103,750
5.50%, 05/15/22 (Call 03/05/18)	125	129,074
6.00%, 10/15/22 (Call 10/15/18)	140	145,950
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	225	233,156
7.25%, 04/15/25 (Call 04/15/20)[a,b]	195	203,531
Coveris Holdings SA
7.88%, 11/01/19 (Call 03/05/18)[a,b]	200	199,500
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	200	204,500
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)	170	165,325
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[a,b]	50	51,313
Multi-Color Corp.
4.88%, 11/01/25 (Call 11/01/20)[a]	150	150,562
OI European Group BV
4.00%, 03/15/23 (Call 12/15/22)[a]	50	49,594
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	125	130,469
5.88%, 08/15/23[a]	50	53,125
6.38%, 08/15/25[a]	100	110,500
Plastipak Holdings Inc.
6.25%, 10/15/25 (Call 10/15/20)[a]	75	77,813
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	250	256,725
5.75%, 10/15/20 (Call 03/05/18)[b]	485	493,034
7.00%, 07/15/24 (Call 07/15/19)[a]	150	159,562
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	50	52,250
5.13%, 12/01/24 (Call 09/01/24)[a]	125	132,187

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.25%, 04/01/23 (Call 01/01/23)[a,b]	$100	$106,250
5.50%, 09/15/25 (Call 06/15/25)[a]	20	21,550
6.88%, 07/15/33[a]	25	28,813

		4,955,942
PHARMACEUTICALS — 1.94%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)[a]	100	100,000
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	200	156,750
6.00%, 02/01/25 (Call 02/01/20)[a]	200	150,376
Endo Finance LLC
5.75%, 01/15/22 (Call 03/05/18)[a]	125	105,625
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/05/18)[a,b]	150	117,000
7.25%, 01/15/22 (Call 03/05/18)[a]	50	43,500
Horizon Pharma Inc.
6.63%, 05/01/23 (Call 05/01/18)	200	201,500
Horizon Pharma Inc./Horizon Pharma USA Inc.
8.75%, 11/01/24 (Call 11/01/19)[a]	25	27,188
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/05/18)[a]	150	134,203
5.50%, 11/01/25 (Call 11/01/20)[a]	350	352,625
5.63%, 12/01/21 (Call 03/05/18)[a]	225	216,855
5.88%, 05/15/23 (Call 05/15/18)[a]	425	383,966
6.13%, 04/15/25 (Call 04/15/20)[a]	530	474,456
6.50%, 03/15/22 (Call 03/15/19)[a]	150	157,170
7.00%, 03/15/24 (Call 03/15/20)[a]	250	265,860
7.50%, 07/15/21 (Call 03/05/18)[a]	500	501,875
9.00%, 12/15/25 (Call 12/15/21)[a]	200	205,438
Vizient Inc.
10.38%, 03/01/24 (Call 03/01/19)[a]	25	28,188

		3,622,575
PIPELINES — 3.46%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[a]	25	25,750
Andeavor Logistics LP Series A (3 mo. LIBOR US + 4.652%)
6.88%, (Call 02/15/23)[d,e]	100	103,394
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	125	128,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/05/18)[a]	125	129,688
Buckeye Partners LP (3 mo. LIBOR US + 2.084%)
6.38%, 01/22/78 (Call 01/22/23)[d]	50	50,947
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	200	206,500
5.88%, 03/31/25 (Call 10/02/24)	270	290,925
7.00%, 06/30/24 (Call 01/01/24)	150	170,625
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a,b]	200	203,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	25	25,813
6.25%, 04/01/23 (Call 04/01/18)	150	156,375

Security	Principal (000s)	Value
DCP Midstream LP Series A (3 mo. LIBOR US + 5.148%)
7.38%, (Call 12/15/22)[d,e]	$75	$77,109
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	150	149,625
5.35%, 03/15/20[a]	125	130,000
6.75%, 09/15/37[a]	50	56,625
8.13%, 08/16/30	100	120,500
(3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a,d]	145	139,744
Enbridge Inc. (3 mo. LIBOR US + 3.418%)
5.50%, 07/15/77 (Call 07/15/27)[d]	150	150,010
Series 16-A (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[b,d]	100	105,250
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	150	150,750
5.50%, 06/01/27 (Call 03/01/27)	125	131,721
5.88%, 01/15/24 (Call 10/15/23)	275	297,687
Energy Transfer Partners LP
Series A (3 mo. LIBOR US + 4.028%
6.25%, (Call 02/15/23)[d,e]	100	100,000
Series B (3 mo. LIBOR US + 4.155%)
6.63%, (Call 02/15/28)[d,e]	100	99,993
EnLink Midstream Partners LP Series C (3 mo. LIBOR US + 4.110%)
6.00%, (Call 12/15/22)[b,d,e]	100	99,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/19)	50	48,875
6.25%, 05/15/26 (Call 02/15/21)	75	74,813
6.50%, 10/01/25 (Call 10/01/20)[b]	100	101,750
6.75%, 08/01/22 (Call 08/01/18)	175	181,562
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[a]	100	104,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/05/18)	100	101,375
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[a]	50	52,000
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	100	101,030
4.88%, 08/15/27 (Call 02/15/27)[a]	75	77,063
7.77%, 12/15/37[a]	100	124,750
NuStar Logistics LP
4.80%, 09/01/20	90	91,800
5.63%, 04/28/27 (Call 01/28/27)[b]	100	104,595
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	25	26,000
Plains All American Pipeline LP Series B (3 mo. LIBOR US + 4.110%)
6.13%, (Call 11/15/22)[b,d,e]	150	150,937
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	52,500

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.88%, 04/15/40[a]	$89	$104,241
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)[a]	50	50,125
7.25%, 03/15/26 (Call 03/15/21)[a]	50	51,750
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 02/16/18)	100	101,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	25	25,188
Summit Midstream Partners LP Series A (3 mo. LIBOR US + 7.430%)
9.50%, (Call 12/15/22)[d,e]	50	52,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a]	100	102,250
5.50%, 01/15/28 (Call 01/15/23)[a]	75	74,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/05/18)	100	100,250
4.25%, 11/15/23 (Call 05/15/18)	125	123,125
5.00%, 01/15/28 (Call 01/15/23)[a]	100	99,000
5.13%, 02/01/25 (Call 02/01/20)	75	75,563
5.25%, 05/01/23 (Call 03/05/18)	25	25,531
5.38%, 02/01/27 (Call 02/01/22)	50	50,875
6.75%, 03/15/24 (Call 09/15/19)	100	106,750
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	165	163,762
4.55%, 06/24/24 (Call 03/24/24)[b]	150	153,937
5.75%, 06/24/44 (Call 12/24/43)	50	54,875
8.75%, 03/15/32	200	270,560

		6,479,801
REAL ESTATE — 0.40%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a]	25	26,500
Five Point Operating Co. LP/Five Point Capital Corp.
7.88%, 11/15/25 (Call 11/15/20)[a]	50	51,000
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (Call 12/01/20)[a]	100	102,750
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	125	126,250
Hunt Companies Inc.
6.25%, 02/15/26 (Call 02/15/21)[a]	85	85,000
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	150	153,750
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[a]	25	24,726
5.25%, 12/01/21 (Call 03/05/18)[a,b]	175	180,031

		750,007
REAL ESTATE INVESTMENT TRUSTS — 2.30%
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	51,000
4.75%, 10/15/27 (Call 07/15/27)	100	97,250
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	50	51,000
5.38%, 03/15/27 (Call 03/15/22)	15	15,600
Equinix Inc.
5.38%, 01/01/22 (Call 03/05/18)	125	129,531
5.38%, 04/01/23 (Call 04/01/18)	125	128,437
5.38%, 05/15/27 (Call 05/15/22)	150	157,500

Security	Principal (000s)	Value
5.75%, 01/01/25 (Call 01/01/20)	$150	$158,250
5.88%, 01/15/26 (Call 01/15/21)	150	159,375
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	175	176,312
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,250
6.00%, 06/01/25 (Call 06/01/20)	65	67,600
GEO Group Inc. (The)
5.88%, 10/15/24 (Call 10/15/19)	50	51,375
6.00%, 04/15/26 (Call 04/15/21)	100	102,000
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[a]	150	143,437
5.25%, 03/15/28 (Call 12/27/22)[a]	150	145,875
5.75%, 08/15/24 (Call 03/05/18)[b]	100	100,250
6.00%, 08/15/23 (Call 08/15/18)[b]	190	198,026
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	100	101,250
5.00%, 07/01/19 (Call 03/05/18)	125	125,563
5.25%, 09/15/22 (Call 09/15/19)	100	99,750
6.50%, 07/01/21 (Call 07/01/18)	100	103,250
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	91,648
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	125	123,438
4.50%, 01/15/28 (Call 10/15/27)[a]	25	24,313
5.63%, 05/01/24 (Call 02/01/24)	100	106,817
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	175	173,285
5.25%, 08/01/26 (Call 08/01/21)	145	149,350
6.38%, 03/01/24 (Call 03/01/19)	125	133,037
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[a]	100	103,000
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a]	125	123,125
4.88%, 07/15/22 (Call 03/05/18)	150	153,562
4.88%, 09/01/24 (Call 09/01/19)	150	149,250
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	65	65,081
4.75%, 03/15/25 (Call 09/15/24)[a]	75	74,063
5.00%, 12/15/21 (Call 09/15/21)	84	87,517
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[a]	150	133,125
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a]	50	48,563
8.25%, 10/15/23 (Call 04/15/19)	150	142,125

		4,295,180
RETAIL — 3.68%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	275	270,187
4.63%, 01/15/22 (Call 03/05/18)[a]	150	153,187
5.00%, 10/15/25 (Call 10/15/20)[a]	375	375,469
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	105	109,200
Beacon Escrow Corp.
4.88%, 11/01/25 (Call 11/01/20)[a]	150	149,250

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Brinker International Inc.
3.88%, 05/15/23	$25	$24,313
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/05/18)[a]	50	35,375
Cumberland Farms Inc.
6.75%, 05/01/25 (Call 05/01/20)[a]	25	26,688
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/05/18)	240	250,800
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 03/05/18)[a]	25	24,813
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/05/18)[b]	80	77,600
6.75%, 01/15/22 (Call 03/05/18)[b]	125	120,312
6.75%, 06/15/23 (Call 06/15/19)[b]	25	23,625
GameStop Corp.
6.75%, 03/15/21 (Call 03/15/18)[a,b]	125	129,531
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	175	180,906
8.75%, 10/01/25 (Call 10/01/20)[a]	125	133,437
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 03/05/18)	150	154,245
Guitar Center Inc.
6.50%, 04/15/19 (Call 03/05/18)[a]	75	73,313
Hot Topic Inc.
9.25%, 06/15/21 (Call 03/05/18)[a]	25	24,688
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)[a]	70	70,875
JC Penney Corp. Inc.
5.65%, 06/01/20	75	73,875
5.88%, 07/01/23 (Call 07/01/19)[a,b]	100	96,125
6.38%, 10/15/36	100	68,000
7.40%, 04/01/37	50	36,000
Jo-Ann Stores Holdings Inc. (10.50% PIK)
9.75%, 10/15/19 (Call 03/05/18)[a,c]	75	73,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a]	220	218,350
5.00%, 06/01/24 (Call 06/01/19)[a]	125	126,562
5.25%, 06/01/26 (Call 06/01/21)[a]	200	204,000
L Brands Inc.
5.25%, 02/01/28	75	74,156
5.63%, 02/15/22	140	147,504
6.63%, 04/01/21	120	129,300
6.75%, 07/01/36[b]	175	176,312
6.88%, 11/01/35	200	204,500
7.00%, 05/01/20	100	107,750
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 03/05/18)	100	99,250
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/05/18)[a]	100	63,750
Neiman Marcus Group Ltd. LLC (9.5% PIK)
8.75%, 10/15/21 (Call 03/05/18)[a,c]	125	74,063
New Albertson’s Inc.
7.45%, 08/01/29	150	131,625
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	150	152,580
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a]	170	130,900
7.13%, 03/15/23 (Call 03/15/18)[a]	250	157,187
8.88%, 06/01/25 (Call 06/01/20)[a]	125	79,062
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 03/05/18)[a]	25	22,188

Security	Principal (000s)	Value
QVC Inc.
4.38%, 03/15/23	$100	$101,144
4.45%, 02/15/25 (Call 11/15/24)	70	70,559
4.85%, 04/01/24	100	104,486
5.13%, 07/02/22	200	208,629
5.45%, 08/15/34 (Call 02/15/34)	38	37,576
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	250	233,125
6.75%, 06/15/21 (Call 03/05/18)	175	177,896
7.70%, 02/15/27	50	44,125
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	100	99,500
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	25	24,364
Sonic Automotive Inc.
5.00%, 05/15/23 (Call 05/15/18)	50	48,625
6.13%, 03/15/27 (Call 03/15/22)	25	24,813
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	150	144,937
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	125	123,125
5.88%, 03/01/27 (Call 03/01/22)	50	49,000
Tops Holding LLC/Tops Markets II Corp.
8.00%, 06/15/22 (Call 06/15/18)[a]	25	14,688
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	50	50,563
3.88%, 11/01/20 (Call 08/01/20)	150	150,750
3.88%, 11/01/23 (Call 08/01/23)	100	100,000
6.88%, 11/15/37	25	27,188

		6,889,446
SEMICONDUCTORS — 1.00%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	25	26,250
7.50%, 08/15/22	100	111,000
Amkor Technology Inc.
6.38%, 10/01/22 (Call 03/05/18)	125	128,594
Entegris Inc.
4.63%, 02/10/26 (Call 11/10/20)[a]	50	50,187
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)[a]	100	104,000
5.50%, 02/01/25 (Call 08/01/19)	125	131,094
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	125	126,094
4.13%, 06/15/20[a]	125	127,656
4.13%, 06/01/21[a]	240	245,400
4.63%, 06/01/23[a,b]	125	130,350
5.75%, 03/15/23 (Call 03/15/18)[a]	125	129,125
Qorvo Inc.
7.00%, 12/01/25 (Call 12/01/20)	100	108,000
Sensata Technologies BV
4.88%, 10/15/23[a]	125	130,000
5.00%, 10/01/25[a]	100	103,750
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a]	200	215,000

		1,866,500

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
SOFTWARE — 2.74%
Ascend Learning LLC
6.88%, 08/01/25 (Call 08/01/20)[a]	$19	$19,665
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[a]	50	45,625
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[a]	200	200,250
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[a]	75	79,875
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[a]	100	100,211
5.00%, 10/15/24 (Call 07/15/24)	75	77,250
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	150	152,625
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[a]	25	27,750
Dun & Bradstreet Corp. (The)
4.63%, 12/01/22 (Call 09/01/22)[b]	100	101,249
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	200	205,250
5.38%, 08/15/23 (Call 08/15/18)[a]	200	206,250
5.75%, 01/15/24 (Call 01/15/19)[a]	500	516,875
7.00%, 12/01/23 (Call 12/01/18)[a]	550	579,221
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Holdings
10.00%, 11/30/24 (Call 11/30/19)[a]	100	110,500
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK)
7.13%, 05/01/21 (Call 03/05/18)[a,c]	90	91,800
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/16/18)[a]	125	128,306
6.50%, 05/15/22 (Call 05/15/18)	200	206,250
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a,b]	25	25,745
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[a,b]	100	105,750
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	165	168,300
5.25%, 11/15/24 (Call 11/15/19)[a]	27	28,107
5.75%, 08/15/25 (Call 08/15/20)[a]	100	106,000
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/05/18)[a]	40	40,300
5.63%, 12/15/26 (Call 12/15/21)	100	103,340
Open Text Corp.
5.63%, 01/15/23 (Call 03/05/18)[a]	40	41,674
5.88%, 06/01/26 (Call 06/01/21)[a]	175	184,188
PTC Inc.
6.00%, 05/15/24 (Call 05/15/19)	125	132,500
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[a]	125	129,375
5.00%, 10/15/26 (Call 10/15/21)[a]	125	127,344
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	175	186,156
RP Crown Parent LLC
7.38%, 10/15/24 (Call 10/15/19)[a]	25	26,281
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	250	280,313
Sophia LP/Sophia Finance Inc.
9.00%, 09/30/23 (Call 09/30/18)[a]	25	26,750
SS&C Technologies Holdings Inc.
5.88%, 07/15/23 (Call 07/15/18)	150	157,313

Security	Principal (000s)	Value
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	$200	$207,500
10.50%, 02/01/24 (Call 02/01/19)[a]	200	203,500

		5,129,388
STORAGE & WAREHOUSING — 0.11%
Algeco Scotsman Global Finance PLC
10.75%, 10/15/19 (Call 02/24/18)[a]	200	205,000

		205,000
TELECOMMUNICATIONS — 9.22%
Anixter Inc.
5.50%, 03/01/23	100	106,500
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[a]	200	210,750
CB Escrow Corp.
8.00%, 10/15/25 (Call 10/15/20)[a,b]	225	225,562
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	125	115,469
5.80%, 03/15/22[b]	200	195,000
6.45%, 06/15/21[b]	240	243,886
7.60%, 09/15/39	250	219,687
7.65%, 03/15/42[b]	50	43,775
Series G
6.88%, 01/15/28	50	46,250
Series V
5.63%, 04/01/20	250	253,437
Series W
6.75%, 12/01/23[b]	150	145,920
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	125	125,938
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[a]	25	24,125
CommScope Inc.
5.00%, 06/15/21 (Call 03/05/18)[a]	250	254,687
5.50%, 06/15/24 (Call 06/15/19)[a]	40	41,450
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a]	75	74,719
6.00%, 06/15/25 (Call 06/15/20)[a]	225	236,743
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 03/05/18)	75	67,313
Embarq Corp.
8.00%, 06/01/36	225	217,663
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	175	143,281
6.88%, 01/15/25 (Call 10/15/24)[b]	125	78,438
7.13%, 01/15/23	100	67,750
7.63%, 04/15/24[b]	150	99,000
8.13%, 10/01/18	25	25,500
8.50%, 04/15/20	100	97,625
8.75%, 04/15/22	75	58,594
9.00%, 08/15/31[b]	150	97,875
9.25%, 07/01/21	100	90,000
10.50%, 09/15/22 (Call 06/15/22)	350	289,187
11.00%, 09/15/25 (Call 06/15/25)	500	390,625

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
GCI Inc.
6.88%, 04/15/25 (Call 04/15/20)	$75	$79,875
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a]	100	112,875
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[a]	75	80,250
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/05/18)[a]	25	25,656
Hughes Satellite Systems Corp.
5.25%, 08/01/26	175	176,750
6.63%, 08/01/26	50	52,890
7.63%, 06/15/21	200	218,500
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 03/05/18)[a,b]	225	223,312
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	250	196,250
7.25%, 10/15/20 (Call 03/05/18)	375	327,187
7.50%, 04/01/21 (Call 03/05/18)	150	127,687
8.00%, 02/15/24 (Call 02/15/19)[a]	192	201,600
9.50%, 09/30/22[a]	100	114,500
9.75%, 07/15/25 (Call 07/15/21)[a,b]	200	183,940
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/05/18)	200	90,440
8.13%, 06/01/23 (Call 06/01/18)	125	53,438
Koninklijke KPN NV (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,d]	125	140,937
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	125	125,313
5.25%, 03/15/26 (Call 03/15/21)	90	88,313
5.38%, 08/15/22 (Call 03/05/18)	200	203,000
5.38%, 01/15/24 (Call 01/15/19)	100	99,500
5.38%, 05/01/25 (Call 05/01/20)	90	89,640
5.63%, 02/01/23 (Call 03/05/18)	150	151,875
Level 3 Parent LLC
5.75%, 12/01/22 (Call 03/05/18)[b]	125	126,250
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[a]	200	213,800
Nokia OYJ
3.38%, 06/12/22	150	146,685
4.38%, 06/12/27	125	121,338
6.63%, 05/15/39	25	27,375
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a]	150	155,250
Qualitytech LP/QTS Finance Corp.
4.75%, 11/15/25 (Call 11/15/20)[a]	50	50,375
Qwest Corp.
6.75%, 12/01/21	250	267,500
6.88%, 09/15/33 (Call 03/05/18)[b]	150	146,736
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	380	400,425
SoftBank Group Corp.
4.50%, 04/15/20[a]	450	457,335
Sprint Capital Corp.
6.88%, 11/15/28	500	516,875
6.90%, 05/01/19	250	260,625
8.75%, 03/15/32	150	177,375
Sprint Communications Inc.
6.00%, 11/15/22	350	348,687
7.00%, 03/01/20[a]	300	320,250
7.00%, 08/15/20	200	211,084

Security	Principal (000s)	Value
Sprint Corp.
7.13%, 06/15/24	$370	$375,243
7.25%, 09/15/21[b]	400	425,084
7.63%, 02/15/25 (Call 11/15/24)[b]	200	207,500
7.88%, 09/15/23[b]	650	688,460
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	200	203,875
4.50%, 02/01/26 (Call 02/01/21)	140	140,700
4.75%, 02/01/28 (Call 02/01/23)[b]	225	225,844
5.13%, 04/15/25 (Call 04/15/20)	165	170,362
5.38%, 04/15/27 (Call 04/15/22)	125	131,250
6.00%, 03/01/23 (Call 09/01/18)	200	209,330
6.00%, 04/15/24 (Call 04/15/19)	140	148,833
6.38%, 03/01/25 (Call 09/01/19)	170	180,837
6.50%, 01/15/24 (Call 01/15/19)	125	132,819
6.50%, 01/15/26 (Call 01/15/21)	300	325,125
6.63%, 04/01/23 (Call 04/01/18)	250	259,825
6.84%, 04/28/23 (Call 04/28/18)	40	41,748
Telecom Italia Capital SA
6.00%, 09/30/34[b]	125	139,062
6.38%, 11/15/33[b]	150	172,500
7.20%, 07/18/36	350	434,875
Telecom Italia SpA/Milano
5.30%, 05/30/24[a]	200	211,250
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	175	175,300
Telesat Canada/Telesat LLC
8.88%, 11/15/24 (Call 11/15/19)[a]	125	139,062
U.S. Cellular Corp.
6.70%, 12/15/33	75	79,594
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)[a]	75	74,438
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	25	25,313
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[a]	400	363,048
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 03/05/18)	114	66,406
7.75%, 10/15/20 (Call 03/05/18)	75	64,103
8.63%, 10/31/25 (Call 10/31/20)[a]	50	46,750

		17,256,978
TOYS, GAMES & HOBBIES — 0.22%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)[b]	200	181,000
6.20%, 10/01/40	50	46,875
6.75%, 12/31/25 (Call 12/31/20)[a,b]	180	182,700

		410,575
TRANSPORTATION — 0.52%
CEVA Group PLC
7.00%, 03/01/21 (Call 02/12/18)[a]	100	99,000
Global Ship Lease Inc.
9.88%, 11/15/22 (Call 11/15/19)[a]	200	204,750
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 03/05/18)[b]	25	17,625

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[a]	$25	$25,938
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 03/05/18)[a]	75	63,937
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/05/18)[a]	75	61,687
11.25%, 08/15/22 (Call 03/05/18)[a]	25	25,313
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/05/18)[a]	50	40,875
Teekay Corp.
8.50%, 01/15/20	25	26,015
Watco Companies LLC/Watco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)[a]	100	103,250
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	90	94,950
6.50%, 06/15/22 (Call 06/15/18)[a]	200	208,200

		971,540
TRUCKING & LEASING — 0.39%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[a]	25	26,156
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a]	200	191,000
5.25%, 08/15/22[a,b]	350	345,625
5.50%, 02/15/24[a]	175	173,250

		736,031

TOTAL CORPORATE BONDS & NOTES
(Cost: $184,991,245)		184,352,898

SHORT-TERM INVESTMENTS — 15.96%

MONEY MARKET FUNDS — 15.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[g,h,i]	28,961	28,966,472

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[g,h]	909	$909,318

		29,875,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,874,291)		29,875,790

TOTAL INVESTMENTS IN SECURITIES — 114.45%
(Cost: $214,865,536)		214,228,688
Other Assets, Less Liabilities — (14.45)%		(27,050,734)

NET ASSETS — 100.00%		$187,177,954

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Security is perpetual in nature with no stated maturity date.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	28,961	[a]	—	28,961	$28,966,472	$13,145	[b]	$(10)	$1,500
BlackRock Cash Funds: Treasury, SL Agency Shares	4,399	—		(3,490)[a]	909	909,318	7,021		—	—

						$29,875,790	$20,166		$(10)	$1,500

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$184,352,898	$—	$184,352,898
Money market funds	29,875,790	—	—	29,875,790

Total	$29,875,790	$184,352,898	$—	$214,228,688

80

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 61.27%

MORTGAGE-BACKED SECURITIES — 61.27%
Banc of America Commercial Mortgage Trust
3.31%, 02/15/50	$1,000	$998,555
Series 2016-UB10, Class A4
3.17%, 07/15/49	800	789,659
Series 2017-BNK3, Class A4
3.57%, 02/15/50	1,000	1,014,527
Series 2017-BNK3, Class ASB
3.37%, 02/15/50	1,000	1,008,350
BANK
Series 2017-BNK4, Class ASB
3.42%, 05/15/50	300	303,314
Series 2017-BNK8, Class A3
3.23%, 11/15/50	1,000	987,664
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4
3.67%, 02/15/50	1,000	1,021,802
BBCMS Mortgage Trust Series 2017-C1, Class A2
3.19%, 02/15/50	1,215	1,225,424
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4
3.54%, 11/15/50[a]	1,000	1,009,453
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2
3.04%, 11/10/49	400	402,954
Series 2017-CD3, Class A4
3.63%, 02/10/50	230	234,359
Series 2017-CD3, Class AS
3.83%, 02/10/50	750	759,721
Series 2017-CD3, Class C
4.56%, 02/10/50[a]	300	311,464
Series 2017-CD6, Class C
4.27%, 11/13/50[a]	500	506,561
CD Mortgage Trust Series 2017-CD5, Class A4
3.43%, 08/15/50 (Call 07/11/27)	750	752,590
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	1	135
Series 2016-C3, Class A3
3.87%, 01/10/48	500	515,429
Series 2017-C8, Class A4
3.57%, 06/15/50	1,000	1,008,917
Series 2017-C8, Class B
4.20%, 06/15/50[a]	750	760,768
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	300,960
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	850,662
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	100,635
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	797,789

Security	Principal (000s)	Value
Series 2014-GC19, Class A4
4.02%, 03/10/47	$500	$523,075
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	519,450
Series 2014-GC23
2.85%, 07/10/47	203	203,778
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	768,137
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	253,943
Series 2014-GC23, Class C
4.46%, 07/10/47[a]	250	250,126
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	769,665
Series 2014-GC25, Class B
4.35%, 10/10/47[a]	100	104,097
Series 2015-GC27
3.14%, 02/10/48	750	744,532
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	249,584
Series 2015-GC29, Class A2
2.67%, 04/10/48	500	500,922
Series 2015-GC29, Class C
4.15%, 04/10/48[a]	250	246,395
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	774,772
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	516,967
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	512,321
Series 2015-P1
3.72%, 09/15/48	750	771,456
Series 2016-C1, Class A4
3.21%, 05/10/49	650	644,248
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,750	1,745,983
Series 2016-P3, Class A2
2.74%, 04/15/49	750	747,072
Series 2016-P5
2.94%, 10/10/49	1,000	969,828
Series 2016-P6, Class A2
3.04%, 12/10/49	250	251,311
Series 2017-P7, Class A4
3.71%, 04/14/50	250	256,510
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	237	240,154
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	148,872
Series 2012-CR5, Class A4
2.77%, 12/10/45	600	593,112
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	129,003
Series 2012-LC4, Class C
5.60%, 12/10/44[a]	200	205,169
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	499,189
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	513,688

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2013-CR09, Class A4
4.23%, 07/10/45[a]	$700	$740,952
Series 2013-CR11, Class AM
4.72%, 08/10/50[a]	250	266,080
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	840,433
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	100,091
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	298,680
Series 2013-LC6, Class B
3.74%, 01/10/46	430	434,052
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	419,269
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	523,576
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	220,402
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	469,959
Series 2014-CR17, Class B
4.38%, 05/10/47	292	300,445
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	310,453
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	453,141
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	683,889
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	255,447
Series 2014-LC15, Class A4
4.01%, 04/10/47	945	988,189
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	702,367
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	351,209
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	260,385
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	777,003
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	150	151,201
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	301,705
Series 2014-UBS4, Class A4
3.42%, 08/10/47	250	253,531
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	514,064
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	511,488
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	258,102
Series 2014-UBS5, Class A1
1.37%, 09/10/47	8	8,450
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	688,743
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	511,110

Security	Principal (000s)	Value
Series 2015-CR22, Class A5
3.31%, 03/10/48	$500	$501,736
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	200,383
Series 2015-CR22, Class C
4.12%, 03/10/48[a]	300	296,629
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	507,690
Series 2015-CR24, Class B
4.38%, 08/10/48[a]	250	256,949
Series 2015-CR24, Class D
3.46%, 08/10/48[a]	200	162,586
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	772,399
Series 2015-CR25, Class B
4.55%, 08/10/48[a]	300	314,278
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	918,430
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	750,944
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	402,047
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	498,789
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	250	244,194
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	583,865
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	513,129
Series 2015-PC1, Class A2
3.15%, 07/10/50	155	156,509
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	884,077
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,027,482
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	779,097
Series 2016-DC2, Class C
4.64%, 02/10/49[a]	250	243,840
Series 2017-COR2, Class A3
3.51%, 09/10/50	1,000	1,006,437
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	425	449,309
Series 2014-CR14, Class C
4.60%, 02/10/47[a]	200	207,003
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,031,322
Series 2017-COR2, Class C
4.56%, 09/10/50[a]	750	766,183
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	507,644
Series 2015-C2, Class A4
3.50%, 06/15/57	500	507,314
Series 2015-C2, Class AS
3.85%, 06/15/57[a]	200	203,080
Series 2015-C3, Class A4
3.72%, 08/15/48	650	667,276

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2015-C4, Class D
3.58%, 11/15/48[a]	$250	$229,862
Series 2016-C5, Class C
4.54%, 11/15/48[a]	750	767,139
Series 2016-C6, Class C
4.75%, 01/15/49[a]	350	361,561
DBJPM Mortgage Trust
Series 2016-C1, Class A4
3.28%, 05/10/49	1,000	998,640
Series 2016-C1, Class ASB
3.04%, 05/10/49	500	498,176
Series 2016-C1, Class B
4.20%, 05/10/49[a]	500	511,356
Series 2016-C1, Class C
3.35%, 05/10/49[a]	468	439,327
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	968,572
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	996	1,014,981
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	664	673,434
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	398,231
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	464,345
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	87	89,176
Series 2012-GC6, Class AAB
3.31%, 01/10/45	117	118,336
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	103,181
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	148,497
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	302,343
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	115,229
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	582,523
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	529,388
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	159,906
Series 2013-GC16, Class C
5.33%, 11/10/46[a]	100	104,442
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	314,455
Series 2014-GC20, Class A3
3.68%, 04/10/47	516	526,867
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	417,312
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	252,344
Series 2014-GC20, Class C
4.86%, 04/10/47[a]	500	478,496

Security	Principal (000s)	Value
Series 2014-GC22, Class AS
4.11%, 06/10/47	$250	$258,439
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	615,985
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	502,857
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	769,140
Series 2015-GC30, Class AS
3.78%, 05/10/50 (Call 05/06/25)[a]	500	512,775
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	755,173
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	609,744
Series 2015-GS1, Class D
3.27%, 11/10/48	415	343,325
Series 2016-GS3, Class A4
2.85%, 10/10/49	500	481,740
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS
4.03%, 07/15/45[a]	500	516,031
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	45,582
Series 2013-C14
4.57%, 08/15/46[a]	500	526,872
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	157,624
Series 2013-C15, Class A5
4.13%, 11/15/45	500	525,901
Series 2013-C15, Class B
4.93%, 11/15/45[a]	200	210,364
Series 2013-C15, Class C
5.08%, 11/15/45[a]	110	116,188
Series 2013-C17, Class A4
4.20%, 01/15/47	490	517,801
Series 2013-C17, Class C
4.88%, 01/15/47[a]	100	103,737
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	420,019
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	210,126
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	510,770
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	225	237,240
Series 2014-C19, Class A2
3.05%, 04/15/47	298	299,864
Series 2014-C19, Class C
4.66%, 04/15/47[a]	200	204,825
Series 2014-C21, Class A5
3.77%, 08/15/47	500	515,795
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	407,244
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	776,144
Series 2014-C22, Class C
4.56%, 09/15/47 (Call 08/15/24)[a]	200	197,137
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	936,595
Series 2014-C23, Class ASB

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
3.66%, 09/15/47 (Call 07/15/24)	$350	$359,320
Series 2015-C27, Class AS
3.63%, 02/15/48	500	502,523
Series 2015-C28, Class A3
2.91%, 10/15/48	750	733,984
Series 2015-C28, Class A4
3.23%, 10/15/48	750	747,926
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	500,971
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	255,455
Series 2015-C31, Class A3
3.80%, 08/15/48	840	869,835
Series 2015-C32, Class A2
2.82%, 11/15/48	500	501,240
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	760,645
Series 2016-C1, Class A5
3.58%, 03/15/49	1,000	1,020,203
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,008,045
Series 2016-C1, Class B
4.75%, 03/15/49[a]	450	479,813
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50	800	822,485
Series 2017-JP5, Class AS
3.88%, 03/15/50[a]	650	663,686
Series 2017-JP6, Class A5
3.49%, 07/15/50	300	302,299
Series 2017-JP7, Class A5
3.45%, 09/15/50	1,000	1,005,418
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3
3.14%, 12/15/49	1,500	1,474,257
Series 2016-C2, Class B
3.99%, 06/15/49 (Call 05/11/26)[a]	750	756,934
Series 2017-C5, Class A5
3.69%, 03/15/50	1,500	1,536,447
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4
3.65%, 12/15/49[a]	590	602,526
Series 2011-C5, Class A3
4.17%, 08/15/46	410	426,468
Series 2012-C6, Class A3
3.51%, 05/15/45	261	266,543
Series 2012-C8, Class A3
2.83%, 10/15/45	239	237,235
Series 2012-C8, Class ASB
2.38%, 10/15/45	261	259,029
Series 2012-LC9, Class A3
2.48%, 12/15/47	113	112,801
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	496,413
Series 2013-C10, Class A5
3.14%, 12/15/47	600	603,154
Series 2013-C10, Class AS

Security	Principal (000s)	Value
3.37%, 12/15/47	$100	$100,195
Series 2013-C10, Class ASB
2.70%, 12/15/47	97	97,113
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	100,028
Series 2013-C10, Class C
4.13%, 12/15/47[a]	200	201,731
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	261,403
Series 2013-C16, Class ASB
3.67%, 12/15/46	400	409,815
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	498,074
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	100,228
Series 2014-C20, Class A5
3.80%, 07/15/47	500	516,639
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	102,949
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	606,265
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	838,273
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	361	360,567
Series 2012-C6, Class A4
2.86%, 11/15/45	300	298,840
Series 2012-C6, Class AS
3.48%, 11/15/45	500	503,354
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	149,079
Series 2013-C07, Class AS
3.21%, 02/15/46	121	120,614
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	200,245
Series 2013-C09, Class A4
3.10%, 05/15/46	500	501,813
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	299,638
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	257,414
Series 2013-C11, Class A3
3.96%, 08/15/46	500	522,315
Series 2013-C13, Class A4
4.04%, 11/15/46	600	628,598
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	816,960
Series 2013-C13, Class C
4.89%, 11/15/46[a]	230	240,183
Series 2013-C8, Class B
3.56%, 12/15/48[a]	200	198,829
Series 2014-C14, Class A3
3.67%, 02/15/47	250	255,256
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	208,854
Series 2014-C14, Class B
4.63%, 02/15/47[a]	200	209,030
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	256,511

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2014-C16, Class A5
3.89%, 06/15/47	$500	$520,329
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	773,459
Series 2014-C19, Class A2
3.10%, 12/15/47	715	721,359
Series 2014-C19, Class A4
3.53%, 12/15/47	500	508,618
Series 2015-C20, Class A4
3.25%, 02/15/48	800	801,366
Series 2015-C20, Class AS
3.61%, 02/15/48	500	499,638
Series 2015-C21, Class A4
3.34%, 03/15/48	800	802,405
Series 2015-C22, Class C
4.24%, 04/15/48[a]	250	246,731
Series 2015-C23, Class A3
3.45%, 07/15/50	750	757,853
Series 2015-C24, Class A3
3.48%, 05/15/48	375	380,544
Series 2015-C24, Class A4
3.73%, 05/15/48	950	979,828
Series 2015-C25, Class A5
3.64%, 10/15/48	750	767,948
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	506,680
Series 2015-C27, Class A1
1.98%, 12/15/47	858	849,216
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	998,661
Series 2016-C30, Class A5
2.86%, 09/15/49	500	481,444
Series 2017-C33, Class A5
3.60%, 05/15/50	1,000	1,013,702
Series 2017-C34, Class A4
3.54%, 11/15/52	1,000	1,011,865
Series 2017-C34, Class AS
3.86%, 11/15/52	500	506,373
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4
3.05%, 11/15/49	1,250	1,220,664
Series 2011-C3, Class A4
4.12%, 07/15/49	715	742,155
Series 2012-C4, Class A4
3.24%, 03/15/45	700	705,565
Series 2015-MS1, Class A4
3.78%, 05/15/48[a]	500	512,594
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	258,395
Series 2017-H1, Class A5
3.53%, 06/15/50	1,000	1,008,388
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.06%, 10/10/48	1,000	969,463
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.82%, 05/10/45	150	158,544

Security	Principal (000s)	Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	$650	$653,478
Series 2012-C4, Class A5
2.85%, 12/10/45	250	248,419
Series 2012-C4, Class AAB
2.46%, 12/10/45	316	314,976
Series 2013-C5, Class A4
3.18%, 03/10/46	890	895,546
Series 2013-C6, Class A4
3.24%, 04/10/46	677	684,443
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	331	334,845
Series 2011-C1, Class AAB
3.19%, 01/10/45	188	189,724
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,259	1,253,167
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	202,549
Series 2012-LC5, Class B
4.14%, 10/15/45	300	302,196
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	685,780
Series 2013-LC12, Class AS
4.29%, 07/15/46[a]	473	492,263
Series 2013-LC12, Class C
4.29%, 07/15/46[a]	100	100,242
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	251,012
Series 2015-C27, Class B
4.14%, 02/15/48[a]	330	330,398
Series 2015-C28, Class A4
3.54%, 05/15/48	500	508,111
Series 2015-C28, Class AS
3.87%, 05/15/48[a]	250	252,482
Series 2015-C30, Class A4
3.66%, 09/15/58	817	837,934
Series 2015-C31, Class A4
3.70%, 11/15/48	500	513,710
Series 2015-C31, Class C
4.61%, 11/15/48 (Call 11/11/25)[a]	450	459,449
Series 2015-LC20, Class A3
3.09%, 04/15/50	600	601,985
Series 2015-NXS2, Class A5
3.77%, 07/15/58[a]	750	773,714
Series 2015-SG1, Class D
4.47%, 09/15/48[a]	200	165,814
Series 2016-C34, Class A4
3.10%, 06/15/49	1,000	983,621
Series 2016-C34, Class AS
3.48%, 06/15/49	850	841,459
Series 2016-C36, Class AS
3.42%, 11/15/59 (Call 10/11/26)	500	494,376
Series 2017-C42, Class A4
3.59%, 12/15/50	1,250	1,267,790
Series 2017-RC1, Class A2
3.12%, 01/15/60	875	880,122
WFRBS Commercial Mortgage Trust

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
Series 2012-C06, Class AS
3.84%, 04/15/45	$145	$148,539
Series 2012-C07, Class A2
3.43%, 06/15/45	500	507,957
Series 2012-C08, Class A3
3.00%, 08/15/45	360	360,343
Series 2012-C09, Class A3
2.87%, 11/15/45	200	198,767
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	151,819
Series 2012-C10, Class A3
2.88%, 12/15/45	200	199,262
Series 2012-C8, Class ASB
2.56%, 08/15/45	361	360,462
Series 2013-C13, Class C
3.91%, 05/15/45[a]	110	107,350
Series 2013-C15, Class A4
4.15%, 08/15/46[a]	750	791,520
Series 2013-C18, Class A3
3.65%, 12/15/46	500	510,642
Series 2013-C18, Class A4
3.90%, 12/15/46	600	623,620
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	840,058
Series 2014-C19, Class A4
3.83%, 03/15/47	300	310,772
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	312,158
Series 2014-C20 Class A5
4.00%, 05/15/47	200	208,661
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	384,200
Series 2014-C22, Class A3
3.53%, 09/15/57	150	152,880
Series 2014-C22, Class A4
3.49%, 09/15/57	900	913,335
Series 2014-C22, Class A5
3.75%, 09/15/57	400	411,358
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	206,472
Series 2014-C24, Class A2
2.86%, 11/15/47	500	502,453
Series 2014-C24, Class A5
3.61%, 11/15/47	100	102,018
Series 2014-C24, Class C
4.29%, 11/15/47[a]	100	96,800
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	153,025

		152,067,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $153,911,021)		152,067,575

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.40%

MORTGAGE-BACKED SECURITIES — 38.40%
Federal National Mortgage Association
2.10%, 07/25/28	$979	$938,398
Series 2010-M1, Class A2
4.45%, 09/25/19	154	157,340
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	284	290,372
Series 2010-M4, Class A3
3.82%, 06/25/20	182	186,728
Series 2011-M1, Class A3
3.76%, 06/25/21	793	815,351
Series 2011-M4, Class A2
3.73%, 06/25/21	1,000	1,030,100
Series 2011-M5, Class A2
2.94%, 07/25/21	378	380,812
Series 2012-M02, Class A2
2.72%, 02/25/22	500	500,327
Series 2012-M05, Class A2
2.72%, 02/25/22	375	374,782
Series 2012-M08, Class A2
2.35%, 05/25/22	400	393,043
Series 2012-M17, Class A2
2.18%, 11/25/22	400	390,306
Series 2012-M9, Class A2
2.48%, 04/25/22	912	902,483
Series 2013-M06, Class 1AC
3.81%, 02/25/43[a]	300	303,880
Series 2013-M07, Class A2
2.28%, 12/27/22	907	885,194
Series 2013-M12, Class APT
2.39%, 03/25/23[a]	736	723,036
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,532,412
Series 2013-M14, Class APT
2.52%, 04/25/23[a]	385	380,301
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	193	191,738
Series 2013-M6, Class 1A2
3.45%, 02/25/43[a]	300	300,970
Series 2014-M03, Class A2
3.47%, 01/25/24[a]	250	257,416
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	991	989,715
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	504,439
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	675	672,703
Series 2014-M11, Class 1A
3.12%, 08/25/24[a]	976	987,154
Series 2014-M11, Class 2A
3.30%, 08/25/26[a]	701	711,245
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	200,811
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	715,962
Series 2015-M01, Class A2

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
2.53%, 09/25/24	$750	$726,860
Series 2015-M02, Class A
2.62%, 12/25/24	462	449,177
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	987,477
Series 2015-M07, Class A2
2.59%, 12/25/24	500	486,883
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,237,891
Series 2015-M11, Class A1
2.10%, 04/25/25	112	110,361
Series 2015-M11, Class A2
2.83%, 04/25/25[a]	800	792,274
Series 2015-M13, Class A2
2.71%, 06/25/25[a]	1,000	980,033
Series 2015-M3, Class A1
2.30%, 10/25/24	119	117,306
Series 2016-M1, Class A1
2.43%, 01/25/26	231	227,899
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	367,902
Series 2016-M9, Class A2
2.29%, 06/25/26	2,000	1,880,787
Series 2017-M2, Class A2
2.78%, 02/25/27[a]	1,000	975,708
Series 2017-M3, Class A2
2.49%, 12/25/26[a]	850	809,506
Series 2017-M7, Class A2
2.96%, 02/25/27[a]	1,000	984,659
Series 2017-M8, Class A2
3.06%, 05/25/27[a]	500	495,959
FHLMC Multifamily Structured Pass Through Certificates
Series K067, Class A1
2.90%, 03/25/27	992	987,302
Series K068, Class A2
3.24%, 08/25/27	1,000	1,008,807
Series K728, Class A2
3.06%, 08/25/24[a]	1,000	1,007,379
Series K729, Class A2
3.14%, 10/25/24[a]	1,000	1,011,322
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,081,751
Series K007, Class A2
4.22%, 03/25/20	950	975,280
Series K008, Class A2
3.53%, 06/25/20	510	520,161
Series K009, Class A2
3.81%, 08/25/20	1,520	1,559,931
Series K010, Class A2
4.33%, 10/25/20[a]	1,000	1,040,038
Series K011, Class A1
2.92%, 08/25/20	60	60,403
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	500	517,546
Series K014, Class A1
2.79%, 10/25/20	90	89,752

Security	Principal (000s)	Value
Series K015, Class A2
3.23%, 07/25/21	$1,000	$1,016,127
Series K017, Class A2
2.87%, 12/25/21	1,025	1,029,855
Series K018, Class A2
2.79%, 01/25/22	405	405,713
Series K019, Class A1
1.46%, 09/25/21	111	108,640
Series K019, Class A2
2.27%, 03/25/22	1,000	981,907
Series K020, Class A2
2.37%, 05/25/22	600	590,880
Series K022, Class A2
2.36%, 07/25/22	700	688,139
Series K023, Class A2
2.31%, 08/25/22	1,000	980,567
Series K025, Class A2
2.68%, 10/25/22	1,175	1,170,304
Series K026, Class A2
2.51%, 11/25/22	1,000	987,388
Series K027, Class A2
2.64%, 01/25/23	1,110	1,101,626
Series K028, Class A2
3.11%, 02/25/23	210	212,831
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,022,774
Series K030, Class A1
2.78%, 09/25/22	539	540,810
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,019,323
Series K032, Class A1
3.02%, 02/25/23	487	490,653
Series K032, Class A2
3.31%, 05/25/23[a]	180	183,978
Series K033, Class A2
3.06%, 07/25/23[a]	1,000	1,009,896
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,032,849
Series K035, Class A2
3.46%, 08/25/23[a]	500	514,628
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,705,381
Series K037, Class A2
3.49%, 01/25/24	1,150	1,185,930
Series K038, Class A1
2.60%, 10/25/23	740	737,095
Series K038, Class A2
3.39%, 03/25/24	1,000	1,025,748
Series K044, Class A2
2.81%, 01/25/25	1,250	1,236,986
Series K045, Class A2
3.02%, 01/25/25	1,000	1,002,483
Series K046, Class A2
3.21%, 03/25/25	1,000	1,012,754
Series K049, Class A2
3.01%, 07/25/25	1,000	998,931
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,071,002
Series K051, Class A2
3.31%, 09/25/25	1,000	1,017,641

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Security	Principal (000s)	Value
Series K052, Class A1
2.60%, 01/25/25	$436	$432,201
Series K052, Class A2
3.15%, 11/25/25	2,000	2,013,450
Series K054, Class A2
2.75%, 01/25/26	1,700	1,661,979
Series K055, Class A2
2.67%, 03/25/26	1,250	1,214,386
Series K056, Class A2
2.53%, 05/25/26	1,000	960,114
Series K058, Class A1
2.34%, 07/25/26	1,460	1,415,472
Series K059, Class A2
3.12%, 09/25/26[a]	2,200	2,203,048
Series K060, Class A2
3.30%, 10/25/26	100	101,462
Series K061, Class A2
3.35%, 11/25/26[a]	1,300	1,323,635
Series K062, Class A2
3.41%, 12/25/26	1,500	1,535,197
Series K063, Class A2
3.43%, 01/25/27[a]	1,600	1,638,822
Series K064, Class A1
2.89%, 10/25/26[a]	1,232	1,225,289
Series K064, Class A2
3.22%, 03/25/27[a]	1,325	1,335,632
Series K065, Class A2
3.24%, 04/25/27	1,400	1,413,285
Series K066, Class A2
3.12%, 06/25/27	1,400	1,398,899
Series K152, Class A2
3.08%, 01/25/31	250	244,410
Series K503, Class A2
2.46%, 08/25/19	250	249,892
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,200,474
Series K709, Class A2
2.09%, 03/25/19	600	598,381
Series K710, Class A2
1.88%, 05/25/19	1,091	1,086,239
Series K712, Class A2
1.87%, 11/25/19	981	972,759
Series K715, Class A2
2.86%, 01/25/21	1,500	1,507,915
Series K717, Class A2
2.99%, 09/25/21	750	757,460
Series K720, Class A1
2.32%, 11/25/21	877	870,097
Series K720, Class A2
2.72%, 06/25/22	800	797,021
Series K721, Class A1
2.61%, 01/25/22	432	431,546
Series K721, Class A2
3.09%, 08/25/22[a]	1,000	1,011,534
Series K724, Class A2
3.06%, 11/25/23[a]	1,400	1,412,263
Series KS03, Class A4

Security	Principal or Shares (000s)	Value
3.16%, 05/25/25[a]	$1,000	$1,009,097

		95,312,170

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $97,484,513)		95,312,170

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	1,662	1,661,539

		1,661,539

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,661,539)		1,661,539

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $253,057,073)		249,041,284
Other Assets, Less Liabilities — (0.34)%		(833,228)

NET ASSETS — 100.00%		$248,208,056

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,482	180[a]	—	1,662	$1,661,539	$1,637	$—	$—

[a]	Net of purchases and sales.

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collateralized mortgage obligations	$—	$152,067,575	$—	$152,067,575
U.S. government agency obligations	—	95,312,170	—	95,312,170
Money market funds	1,661,539	—	—	1,661,539

Total	$1,661,539	$247,379,745	$—	$249,041,284

89

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 98.25%

AEROSPACE & DEFENSE — 0.35%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23	$1,075	$1,348,523

		1,348,523
AGRICULTURE — 0.29%
Vector Group Ltd.
1.75%, 04/15/20[a]	1,000	1,116,840

		1,116,840
AUTO MANUFACTURERS — 3.09%
Navistar International Corp.
4.75%, 04/15/19	1,015	1,101,640
Tesla Inc.
0.25%, 03/01/19	2,375	2,634,303
1.25%, 03/01/21	4,150	4,766,358
2.38%, 03/15/22	2,700	3,374,379

		11,876,680
AUTO PARTS & EQUIPMENT — 0.29%
Meritor Inc.
3.25%, 10/15/37 (Call 10/15/25)[b]	1,000	1,103,340

		1,103,340
BIOTECHNOLOGY — 6.30%
Acorda Therapeutics Inc.
1.75%, 06/15/21	1,030	965,543
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	750	577,050
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22	1,150	1,019,095
Amicus Therapeutics Inc.
3.00%, 12/15/23[b]	615	1,700,327
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,600	1,583,280
0.75%, 10/15/18	1,100	1,169,487
1.50%, 10/15/20	1,115	1,303,190
Dermira Inc.
3.00%, 05/15/22[b]	850	963,271
Emergent BioSolutions Inc.
2.88%, 01/15/21	420	722,400
Exact Sciences Corp.
1.00%, 01/15/25	2,000	1,948,834
Illumina Inc.
0.00%, 06/15/19[c]	1,710	1,875,288
0.50%, 06/15/21	1,625	1,955,590
Insmed Inc.
1.75%, 01/15/25	1,290	1,226,068
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	1,400	1,122,982

Security	Principal (000s)	Value
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	$2,000	$2,140,340
Medicines Co. (The)
2.50%, 01/15/22	1,140	1,327,963
2.75%, 07/15/23	965	942,979
Novavax Inc.
3.75%, 02/01/23	1,050	714,693
Radius Health Inc.
3.00%, 09/01/24	950	983,193

		24,241,573
BUILDING MATERIALS — 0.49%
Cemex SAB de CV
3.72%, 03/15/20	795	854,673
3.75%, 03/15/18	1,000	1,023,060

		1,877,733
COMMERCIAL SERVICES — 2.77%
Cardtronics Inc.
1.00%, 12/01/20	950	882,170
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	1,365	1,806,769
Huron Consulting Group Inc.
1.25%, 10/01/19	370	347,970
LendingTree Inc.
0.63%, 06/01/22[b]	800	1,472,000
Live Nation Entertainment Inc.
2.50%, 05/15/19	950	1,278,519
Macquarie Infrastructure Corp.
2.00%, 10/01/23	1,105	1,051,253
2.88%, 07/15/19	805	827,838
Square Inc.
0.38%, 03/01/22[b]	1,425	2,997,616

		10,664,135
COMPUTERS — 1.23%
Electronics For Imaging Inc.
0.75%, 09/01/19	1,350	1,303,870
Lumentum Holdings Inc.
0.25%, 03/15/24[b]	1,250	1,335,525
Nutanix Inc.
0.00%, 01/15/23[b,c]	384	373,801
Western Digital Corp.
1.50%, 02/01/24[b]	1,732	1,732,000

		4,745,196
DIVERSIFIED FINANCIAL SERVICES — 0.90%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22	1,515	1,689,664
PRA Group Inc.
3.00%, 08/01/20	450	433,179
3.50%, 06/01/23[b]	1,300	1,350,466

		3,473,309

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ELECTRIC — 0.45%
NRG Yield Inc.
3.25%, 06/01/20[b]	$550	$545,077
3.50%, 02/01/19[b]	1,150	1,165,640

		1,710,717
ELECTRICAL COMPONENTS & EQUIPMENT — 0.88%
General Cable Corp.
4.50%, 11/15/29[d]	1,265	1,339,078
SunPower Corp.
0.75%, 06/01/18	75	73,580
0.88%, 06/01/21	1,190	903,103
4.00%, 01/15/23	1,300	1,064,050

		3,379,811
ELECTRONICS — 1.15%
II-VI Inc.
0.25%, 09/01/22[b]	764	861,219
OSI Systems Inc.
1.25%, 09/01/22[b]	805	745,052
TTM Technologies Inc.
1.75%, 12/15/20	825	1,470,397
Vishay Intertechnology Inc.
2.25%, 11/15/40	800	1,357,856

		4,434,524
ENERGY — ALTERNATE SOURCES — 0.66%
NextEra Energy Partners LP
1.50%, 09/15/20[b]	1,000	1,006,190
SolarCity Corp.
1.63%, 11/01/19	1,615	1,516,404

		2,522,594
ENGINEERING & CONSTRUCTION — 0.53%
Dycom Industries Inc.
0.75%, 09/15/21	1,515	2,022,116

		2,022,116
HEALTH CARE — PRODUCTS — 2.15%
Insulet Corp.
1.25%, 09/15/21	705	990,271
1.38%, 11/15/24[b]	1,533	1,626,666
NuVasive Inc.
2.25%, 03/15/21	2,150	2,301,833
Wright Medical Group Inc.
2.00%, 02/15/20	1,515	1,567,934
Wright Medical Group NV
2.25%, 11/15/21	1,450	1,799,552

		8,286,256
HEALTH CARE — SERVICES — 2.26%
Anthem Inc.
2.75%, 10/15/42	1,155	3,940,294

Security	Principal (000s)	Value
Brookdale Senior Living Inc.
2.75%, 06/15/18	$650	$647,354
Molina Healthcare Inc.
1.13%, 01/15/20	1,437	3,240,737
Teladoc Inc.
3.00%, 12/15/22[b]	750	867,705

		8,696,090
HOLDING COMPANIES — DIVERSIFIED — 0.89%
Ares Capital Corp.
3.75%, 02/01/22[b]	1,690	1,730,493
4.38%, 01/15/19	565	571,746
Prospect Capital Corp.
4.75%, 04/15/20	1,115	1,124,310

		3,426,549
HOME BUILDERS — 0.17%
CalAtlantic Group Inc.
0.25%, 06/01/19	650	659,068

		659,068
INSURANCE — 0.46%
Old Republic International Corp.
3.75%, 03/15/18	1,205	1,763,132

		1,763,132
INTERNET — 16.90%
Altaba Inc.
0.00%, 12/01/18[c]	4,100	6,180,914
Booking Holdings Inc.
0.35%, 06/15/20	3,080	4,584,026
Booking Holdings Inc.
0.90%, 09/15/21	2,900	3,485,829
1.00%, 03/15/18	1,755	3,545,609
Ctrip.com International Ltd.
1.00%, 07/01/20	2,050	2,193,541
1.25%, 10/15/18	1,385	1,692,622
1.25%, 09/15/22	2,755	2,855,282
1.99%, 07/01/25	1,165	1,336,465
FireEye Inc.
Series A
1.00%, 06/01/35 (Call 06/01/20)	1,650	1,553,393
Series B
1.63%, 06/01/35 (Call 06/01/22)	1,000	920,580
IAC FinanceCo Inc.
0.88%, 10/01/22[b]	1,500	1,697,745
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (Call 07/05/22)[b]	800	810,424
MercadoLibre Inc.
2.25%, 07/01/19	1,055	3,273,728
Palo Alto Networks Inc.
0.00%, 07/01/19[c]	1,865	2,720,942

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Pandora Media Inc.
1.75%, 12/01/20	$1,140	$1,004,408
Shutterfly Inc.
0.25%, 05/15/18	900	974,808
Twitter Inc.
0.25%, 09/15/19	2,450	2,350,505
1.00%, 09/15/21	2,945	2,778,607
VeriSign Inc.
3.25%, 08/15/37	3,550	11,900,061
Vipshop Holdings Ltd.
1.50%, 03/15/19	1,750	1,887,848
Wayfair Inc.
0.38%, 09/01/22[b]	1,244	1,380,492
Web.com Group Inc.
1.00%, 08/15/18	845	836,364
Weibo Corp.
1.25%, 11/15/22[b]	2,400	2,910,168
Yandex NV
1.13%, 12/15/18	875	886,463
Zillow Group Inc.
2.00%, 12/01/21	1,115	1,261,489

		65,022,313
IRON & STEEL — 0.74%
Allegheny Technologies Inc.
4.75%, 07/01/22	825	1,675,732
Cleveland-Cliffs Inc.
1.50%, 01/15/25	1,100	1,172,908

		2,848,640
LODGING — 2.10%
Caesars Entertainment Corp.
5.00%, 10/01/24	3,200	6,699,136
China Lodging Group Ltd.
0.38%, 11/01/22[b]	1,250	1,369,600

		8,068,736
MACHINERY — 0.41%
Chart Industries Inc.
1.00%, 11/15/24[b]	750	811,080
2.00%, 08/01/18	770	771,848

		1,582,928
MANUFACTURING — 0.44%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	1,165	1,696,986

		1,696,986
MEDIA — 5.42%
DISH Network Corp.
2.38%, 03/15/24[b]	3,025	2,832,096
3.38%, 08/15/26	8,390	8,881,906
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)[b]	2,105	2,594,644
3.50%, 01/15/31 (Call 03/16/18)	1,200	693,000

Security	Principal (000s)	Value
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23[b]	$1,200	$1,410,552
Liberty Media Corp.
1.38%, 10/15/23	2,375	2,949,251
2.25%, 09/30/46 (Call 10/05/21)	1,400	1,473,108

		20,834,557
METAL FABRICATE & HARDWARE — 0.32%
Arconic Inc.
1.63%, 10/15/19	1,040	1,226,046

		1,226,046
MINING — 0.57%
B2Gold Corp.
3.25%, 10/01/18	375	395,708
Royal Gold Inc.
2.88%, 06/15/19	1,255	1,351,346
SSR Mining Inc.
2.88%, 02/01/33 (Call 02/01/20)	450	441,072

		2,188,126
OIL & GAS — 2.49%
Chesapeake Energy Corp.
5.50%, 09/15/26	3,600	3,289,464
Comstock Resources Inc. (7.75% PIK)
7.75%, 04/01/19 (Call 03/05/18)[e]	420	406,309
Ensco Jersey Finance Ltd.
3.00%, 01/31/24	2,520	2,283,221
Nabors Industries Inc.
0.75%, 01/15/24[b]	1,550	1,245,223
Oasis Petroleum Inc.
2.63%, 09/15/23	930	992,143
Whiting Petroleum Corp.
1.25%, 04/01/20	1,450	1,350,878

		9,567,238
OIL & GAS SERVICES — 0.93%
Weatherford International Ltd.
5.88%, 07/01/21	3,425	3,576,899

		3,576,899
PHARMACEUTICALS — 5.39%
Clovis Oncology Inc.
2.50%, 09/15/21	1,100	1,400,311
Depomed Inc.
2.50%, 09/01/21	1,030	858,042
DexCom Inc.
0.75%, 05/15/22[b]	1,000	946,050
Herbalife Ltd.
2.00%, 08/15/19	3,090	3,399,031
Horizon Pharma Investment Ltd.
2.50%, 03/15/22	1,150	1,074,433

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Impax Laboratories Inc.
2.00%, 06/15/22	$1,375	$1,342,550
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	1,090	1,254,852
Jazz Investments I Ltd.
1.50%, 08/15/24[b]	1,250	1,202,875
1.88%, 08/15/21	1,700	1,759,568
Neurocrine Biosciences Inc.
2.25%, 05/15/24[b]	1,450	1,958,022
Pacira Pharmaceuticals Inc./DE
2.38%, 04/01/22[b]	990	959,567
Sarepta Therapeutics Inc.
1.50%, 11/15/24[b]	1,923	2,212,219
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21	765	927,325
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 02/21/18)	1,600	1,436,128

		20,730,973
PIPELINES — 0.33%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	1,675	1,275,043

		1,275,043
REAL ESTATE INVESTMENT TRUSTS — 4.70%
Apollo Commercial Real Estate Finance Inc.
4.75%, 08/23/22	1,000	1,006,250
5.50%, 03/15/19	685	737,478
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22	1,325	1,307,324
Colony NorthStar Inc.
3.88%, 01/15/21	690	672,336
Empire State Realty OP LP
2.63%, 08/15/19[b]	945	1,018,436
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[b]	1,600	1,727,616
IH Merger Sub LLC
3.50%, 01/15/22[b]	825	928,117
iStar Inc.
3.13%, 09/15/22[b]	1,100	1,060,763
Redwood Trust Inc.
4.63%, 04/15/18	850	847,595
Spirit Realty Capital Inc.
2.88%, 05/15/19	1,105	1,102,691
3.75%, 05/15/21	1,000	1,026,710
Starwood Property Trust Inc.
4.00%, 01/15/19	1,025	1,084,942
4.38%, 04/01/23 (Call 01/01/23)	700	703,913
4.55%, 03/01/18	1,055	1,061,393
Two Harbors Investment Corp.
6.25%, 01/15/22	910	924,751
VEREIT Inc.
3.00%, 08/01/18	1,715	1,714,194
3.75%, 12/15/20	1,150	1,165,467

		18,089,976

Security	Principal (000s)	Value
RETAIL — 0.48%
RH
0.00%, 06/15/19[b,c]	$850	$876,163
0.00%, 07/15/20[b,c]	950	965,770

		1,841,933
SEMICONDUCTORS — 17.95%
Advanced Micro Devices Inc.
2.13%, 09/01/26	2,200	4,120,380
Cypress Semiconductor Corp.
4.50%, 01/15/22	1,075	1,525,479
Inphi Corp.
0.75%, 09/01/21	1,151	1,071,811
Integrated Device Technology Inc.
0.88%, 11/15/22	1,125	1,247,558
Intel Corp.
3.25%, 08/01/39	5,700	13,158,906
Microchip Technology Inc.
1.63%, 02/15/25	4,625	8,458,755
1.63%, 02/15/27[b]	6,125	7,473,847
2.25%, 02/15/37[b]	2,225	2,828,442
Micron Technology Inc.
Series F
2.13%, 02/15/33 (Call 02/20/20)	500	1,996,080
Series G
3.00%, 11/15/43 (Call 11/20/18)	3,275	4,976,526
Novellus Systems Inc.
2.63%, 05/15/41	1,125	6,427,372
NXP Semiconductors NV
1.00%, 12/01/19	3,100	3,897,599
ON Semiconductor Corp.
1.00%, 12/01/20	1,950	2,783,606
1.63%, 10/15/23[b]	1,500	2,050,365
Rovi Corp.
0.50%, 03/01/20	950	900,448
Silicon Laboratories Inc.
1.38%, 03/01/22[b]	1,375	1,647,951
Synaptics Inc.
0.50%, 06/15/22[b]	1,600	1,514,736
Teradyne Inc.
1.25%, 12/15/23	1,365	2,084,451
Veeco Instruments Inc.
2.70%, 01/15/23	1,000	896,240

		69,060,552
SOFTWARE — 10.62%
Akamai Technologies Inc.
0.00%, 02/15/19[c]	2,260	2,268,656
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	1,100	1,186,152
Citrix Systems Inc.
0.50%, 04/15/19	4,145	5,510,902
Cornerstone OnDemand Inc.
1.50%, 07/01/18	400	398,596

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HubSpot Inc.
0.25%, 06/01/22[b]	$1,000	$1,202,040
j2 Global Inc.
3.25%, 06/15/29 (Call 06/20/21)	925	1,191,992
Medidata Solutions Inc.
1.00%, 08/01/18	805	972,512
Nice Systems Inc.
1.25%, 01/15/24	830	1,010,625
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	2,190	2,144,536
1.25%, 04/01/25[b]	1,275	1,346,221
1.50%, 11/01/35 (Call 11/05/21)	500	533,730
RealPage Inc.
1.50%, 11/15/22[b]	900	1,187,712
Red Hat Inc.
0.25%, 10/01/19	2,225	3,989,625
salesforce.com Inc.
0.25%, 04/01/18	3,080	5,265,845
ServiceNow Inc.
0.00%, 11/01/18[c]	1,550	3,116,089
0.00%, 06/01/22[b,c]	2,400	2,936,328
Verint Systems Inc.
1.50%, 06/01/21	740	718,303
Workday Inc.
0.25%, 10/01/22[b]	3,656	3,817,815
0.75%, 07/15/18	605	873,505
1.50%, 07/15/20	775	1,200,886

		40,872,070
TELECOMMUNICATIONS — 1.93%
Ciena Corp.
3.75%, 10/15/18	955	1,114,523
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	650	644,261
0.50%, 12/15/36 (Call 12/22/21)	1,700	1,549,771
Gogo Inc.
3.75%, 03/01/20	725	628,822
InterDigital Inc./PA
1.50%, 03/01/20	650	784,413
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	1,350	1,377,162
1.00%, 03/01/24[b]	1,375	1,341,931

		7,440,883
TRANSPORTATION — 1.00%
Air Transport Services Group Inc.
1.13%, 10/15/24[b]	700	735,602
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24	1,125	1,289,677
Golar LNG Ltd.
2.75%, 02/15/22[b]	1,250	1,287,025
Scorpio Tankers Inc.
2.38%, 07/01/19[b]	595	542,194

		3,854,498

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.22%
Greenbrier Companies Inc. (The)
2.88%, 02/01/24[b]	$750	$864,037

		864,037

TOTAL CONVERTIBLE BONDS (Cost: $348,669,313)		377,990,620

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	5,372	5,371,968

		5,371,968

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,371,968)		5,371,968

TOTAL INVESTMENTS IN SECURITIES — 99.65% (Cost: $354,041,281)		383,362,588
Other Assets, Less Liabilities — 0.35%		1,340,673

NET ASSETS — 100.00%		$384,703,261

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Zero-coupon bond.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares
	10,996	—	(5,624)[a]	5,372	$5,371,968	$14,518	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible bonds	$—	$377,990,620	$—	$377,990,620
Money market funds	5,371,968	—	—	5,371,968

Total	$5,371,968	$377,990,620	$—	$383,362,588

95

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Shares or Principal (000s)	Value
COMMON STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo.[a]	16	$15,264

		15,264
TOTAL COMMON STOCKS (Cost: $15,264)		15,264

PREFERRED STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo. Preference Shares[a]	1	97

		97
TOTAL PREFERRED STOCKS (Cost: $97)		97

ASSET-BACKED SECURITIES — 0.49%
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 07/15/22	$500	500,384
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	499,173
Series 2016-A1, Class A1
1.75%, 11/19/21	1,000	988,849
Series 2017-A3, Class A3
1.92%, 04/07/22	2,000	1,977,691
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	247,846
Series 2014-A4, Class A4
2.12%, 12/15/21	500	499,053
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3
1.32%, 01/15/21 (Call 07/15/20)	800	793,690
Synchrony Credit Card Master Note Trust Series 2015-1, Class A
2.37%, 03/15/23	800	797,463

TOTAL ASSET-BACKED SECURITIES (Cost: $6,378,756)		6,304,149

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.60%

MORTGAGE-BACKED SECURITIES — 0.60%
COMM Mortgage Trust Series 2012-CR1, Class A3
3.39%, 05/15/45	757	768,493

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$225	$236,261
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A5
3.80%, 07/15/47	150	154,992
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS
4.08%, 07/15/46[b]	1,000	1,037,400
Series 2015-C22, Class A4
3.31%, 04/15/48	250	250,828
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	800	804,985
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class ASB
3.24%, 12/15/47	1,500	1,516,032
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
2.88%, 12/15/45	3,000	2,988,929

		7,757,920

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $7,845,999)		7,757,920

CORPORATE BONDS & NOTES — 36.38%

ADVERTISING — 0.08%
Acosta Inc.
7.75%, 10/01/22 (Call 03/05/18)[c]	100	68,734
Affinion Group Inc. (14.00% PIK)
12.50%, 11/10/22 (Call 05/10/20)[c,d]	12	11,075
Clear Channel International BV
8.75%, 12/15/20 (Call 03/05/18)[c]	100	104,957
Omnicom Group Inc.
3.63%, 05/01/22	385	393,574
4.45%, 08/15/20	275	286,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/05/18)	95	97,053
WPP Finance 2010
4.75%, 11/21/21	52	55,164

		1,017,057
AEROSPACE & DEFENSE — 0.45%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	175	185,187
5.72%, 02/23/19	100	103,003
5.87%, 02/23/22	100	108,088
6.15%, 08/15/20	100	106,945
BAE Systems Holdings Inc.
6.38%, 06/01/19[c]	175	183,321
Boeing Capital Corp.
4.70%, 10/27/19	25	25,996
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	25	24,501
2.13%, 03/01/22 (Call 02/01/22)	400	391,784
2.35%, 10/30/21	50	49,656

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.88%, 02/15/20	$235	$246,769
6.00%, 03/15/19	25	26,016
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	84	81,672
L3 Technologies Inc.
4.75%, 07/15/20	225	234,873
5.20%, 10/15/19	125	130,210
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	420	419,651
3.35%, 09/15/21	160	162,986
4.25%, 11/15/19	125	128,941
Northrop Grumman Corp.
2.08%, 10/15/20	50	49,257
2.55%, 10/15/22 (Call 09/15/22)	150	146,559
3.50%, 03/15/21	360	367,319
Orbital ATK Inc.
5.25%, 10/01/21 (Call 03/05/18)	47	48,086
Pioneer Holdings LLC/Pioneer Finance Corp.
9.00%, 11/01/22 (Call 11/01/19)[c]	25	26,382
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	140	137,628
3.13%, 10/15/20	275	279,587
Rockwell Collins Inc.
1.95%, 07/15/19	55	54,553
2.80%, 03/15/22 (Call 02/15/22)	213	210,595
TransDigm Inc.
5.50%, 10/15/20 (Call 03/05/18)	50	50,626
6.00%, 07/15/22 (Call 03/05/18)[e]	200	205,120
Triumph Group Inc.
4.88%, 04/01/21 (Call 03/05/18)	50	49,216
5.25%, 06/01/22 (Call 03/05/18)	65	64,021
United Technologies Corp.
1.50%, 11/01/19	425	418,527
1.95%, 11/01/21 (Call 10/01/21)	560	542,898
2.30%, 05/04/22 (Call 04/04/22)	250	243,827
3.10%, 06/01/22	25	25,212
4.50%, 04/15/20	275	286,712

		5,815,724
AGRICULTURE — 0.34%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[c]	48	50,376
9.88%, 07/15/21 (Call 03/05/18)[e]	100	94,896
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	450	450,855
2.85%, 08/09/22	275	273,575
4.75%, 05/05/21	250	265,383
9.25%, 08/06/19	170	186,917
BAT Capital Corp.
2.30%, 08/14/20[c]	240	237,125
2.76%, 08/15/22 (Call 07/15/22)[c]	350	343,717
BAT International Finance PLC
2.75%, 06/15/20[c]	288	287,715
3.50%, 06/15/22[c]	250	252,955
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	160	161,952

Security	Principal (000s)	Value
8.50%, 06/15/19	$25	$26,928
Imperial Brands Finance PLC
2.95%, 07/21/20[c]	200	200,668
Kernel Holding SA
8.75%, 01/31/22[f]	200	221,000
Philip Morris International Inc.
1.38%, 02/25/19	55	54,463
1.88%, 11/01/19	19	18,830
1.88%, 02/25/21 (Call 01/25/21)	180	175,509
2.38%, 08/17/22 (Call 07/17/22)	71	69,082
2.63%, 02/18/22 (Call 01/18/22)	240	237,458
2.90%, 11/15/21	245	245,218
4.50%, 03/26/20	50	52,041
Reynolds American Inc.
3.25%, 06/12/20	175	176,909
4.00%, 06/12/22	55	56,820
6.88%, 05/01/20	25	27,209
Viterra Inc.
5.95%, 08/01/20[c]	250	267,500

		4,435,101
AIRLINES — 0.15%
Air Canada
7.75%, 04/15/21[c]	55	61,808
Allegiant Travel Co.
5.50%, 07/15/19	65	66,655
American Airlines Group Inc.
4.63%, 03/01/20[c]	75	76,022
5.50%, 10/01/19[c]	125	128,475
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	140	146,443
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	32	33,735
Series 2012-3, Class C
6.13%, 04/29/18	50	50,386
Delta Air Lines Inc.
2.88%, 03/13/20	100	100,086
3.63%, 03/15/22 (Call 02/15/22)	300	302,115
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A
6.82%, 02/10/24	4	4,336
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	182	181,672
2.75%, 11/06/19 (Call 10/06/19)	260	260,882
2.75%, 11/16/22 (Call 10/16/22)	65	64,230
United Continental Holdings Inc.
4.25%, 10/01/22	50	50,195
6.00%, 12/01/20	65	69,449
Unity 1 Sukuk Ltd.
3.86%, 11/30/21[f]	200	203,346
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[c]	50	51,230
8.50%, 11/15/19[c]	50	52,250

		1,903,315

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
APPAREL — 0.01%
Nine West Holdings Inc.
8.25%, 03/15/19[c]	$25	$2,219
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	100,122
William Carter Co. (The)
5.25%, 08/15/21 (Call 03/05/18)	50	51,312

		153,653
AUTO MANUFACTURERS — 1.05%
American Honda Finance Corp.
1.20%, 07/12/19	100	98,305
1.65%, 07/12/21	120	115,876
1.70%, 02/22/19	150	149,159
1.70%, 09/09/21	206	198,720
1.95%, 07/20/20	100	98,591
2.00%, 02/14/20	155	153,574
2.25%, 08/15/19	425	424,205
2.45%, 09/24/20	100	99,729
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[c]	200	210,444
BMW U.S. Capital LLC
1.50%, 04/11/19[c]	275	272,525
1.85%, 09/15/21 (Call 08/15/21)[c]	100	96,674
2.00%, 04/11/21 (Call 03/11/21)[c]	130	127,126
Daimler Finance North America LLC
1.50%, 07/05/19[c]	250	246,597
2.25%, 03/02/20[c]	250	247,852
2.45%, 05/18/20[c]	300	298,203
2.85%, 01/06/22[c]	400	397,796
3.88%, 09/15/21[c]	250	257,982
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	328,144
Ford Motor Credit Co. LLC
2.02%, 05/03/19	200	198,544
2.34%, 11/02/20	500	491,430
2.46%, 03/27/20	200	198,238
2.60%, 11/04/19	200	199,422
3.20%, 01/15/21	250	250,607
3.34%, 03/18/21	1,050	1,054,567
3.34%, 03/28/22 (Call 02/28/22)	200	199,450
5.88%, 08/02/21	250	270,820
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	198,868
2.40%, 05/09/19	150	149,626
2.45%, 11/06/20	21	20,727
3.15%, 01/15/20 (Call 12/15/19)	25	25,187
3.15%, 06/30/22 (Call 05/30/22)	315	311,390
3.20%, 07/13/20 (Call 06/13/20)	460	463,551
3.20%, 07/06/21 (Call 06/06/21)	50	50,015
3.45%, 01/14/22 (Call 12/14/21)	314	315,206
3.45%, 04/10/22 (Call 02/10/22)	75	75,176
3.70%, 11/24/20 (Call 10/24/20)	300	305,859
4.20%, 03/01/21 (Call 02/01/21)	157	161,768

Security	Principal (000s)	Value
4.38%, 09/25/21	$327	$338,965
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[c]	100	99,711
Hyundai Capital America
2.45%, 06/15/21[f]	200	194,714
2.55%, 02/06/19[f]	170	169,643
2.60%, 03/19/20[f]	300	296,757
2.75%, 09/18/20[c]	100	99,017
Hyundai Capital Services Inc.
3.00%, 03/06/22[f]	200	196,260
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[c]	200	201,672
Nissan Motor Acceptance Corp.
1.55%, 09/13/19[c]	135	132,902
2.00%, 03/08/19[c]	100	99,471
2.15%, 09/28/20[c]	250	246,610
2.55%, 03/08/21[c]	250	247,762
PACCAR Financial Corp.
2.05%, 11/13/20	45	44,418
2.30%, 08/10/22	100	97,657
2.50%, 08/14/20	100	99,847
Toyota Motor Credit Corp.
1.40%, 05/20/19	25	24,718
1.70%, 02/19/19	75	74,626
1.90%, 04/08/21	273	267,229
1.95%, 04/17/20	25	24,744
2.13%, 07/18/19	495	493,817
2.15%, 03/12/20	170	169,036
2.15%, 09/08/22	150	145,575
2.20%, 01/10/20	10	9,965
2.60%, 01/11/22	465	461,675
2.75%, 05/17/21	50	50,095
2.80%, 07/13/22	25	24,927
3.30%, 01/12/22	108	110,011
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[c]	200	199,050
2.40%, 05/22/20[c]	200	198,508

		13,581,335
AUTO PARTS & EQUIPMENT — 0.04%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/05/18)	50	50,998
6.63%, 10/15/22 (Call 03/05/18)[e]	75	77,719
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	16,956
IHO Verwaltungs GmbH (4.88% PIK)
4.13%, 09/15/21 (Call 09/15/18)[c,d]	200	202,996
International Automotive Components Group SA
9.13%, 06/01/18 (Call 03/05/18)[c]	20	19,776
ZF North America Capital Inc.
4.00%, 04/29/20[c]	150	152,581

		521,026
BANKS — 11.33%
ABN AMRO Bank NV
2.65%, 01/19/21[c]	500	497,335

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[f]	$400	$399,840
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	249,575
Akbank Turk AS
4.00%, 01/24/20[f]	200	199,790
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/22[f]	200	199,818
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[f]	200	222,696
Amber Circle Funding Ltd.
3.25%, 12/04/22[f]	280	278,488
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21[c]	250	249,032
2.88%, 01/25/22[c]	250	247,708
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	246,653
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	200	199,568
2.25%, 11/09/20	250	247,050
2.55%, 11/23/21	250	246,370
2.63%, 05/19/22	250	245,840
2.63%, 11/09/22	250	244,408
Axis Bank Ltd./Dubai
2.88%, 06/01/21[f]	200	197,042
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[f]	200	211,058
5.90%, 01/16/21[f]	200	209,488
6.75%, 09/29/19[f]	100	105,316
Banco Davivienda SA
5.88%, 07/09/22[f]	200	212,654
Banco de Credito del Peru/Panama (3 mo. LIBOR US + 7.043%)
6.13%, 04/24/27 (Call 04/24/22)[f,g]	120	131,930
Banco del Estado de Chile
4.13%, 10/07/20[c]	200	207,050
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21[f]	100	102,626
5.88%, 01/26/22[f]	200	208,314
( 10 year CMT + 7.782%)
8.50%, 10/29/49[f,g,h]	100	109,280
Banco Nacional de Comercio Exterior SNC ( 5 year CMT + 3.000%)
3.80%, 08/11/26[f,g]	200	199,378
Banco Nacional de Costa Rica
5.88%, 04/25/21[f]	200	206,164
Banco Santander SA
3.50%, 04/11/22	200	202,094
Banco Votorantim SA
7.38%, 01/21/20[f]	100	106,116
Bancolombia SA
5.13%, 09/11/22	87	91,460
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[f]	200	200,724
Bank Nederlandse Gemeenten NV
1.75%, 03/24/20[c]	550	542,740
1.88%, 06/11/19[c]	100	99,505

Security	Principal (000s)	Value
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	$75	$73,974
2.50%, 10/21/22 (Call 10/21/21)	150	146,498
2.63%, 10/19/20	350	349,692
2.63%, 04/19/21	220	218,909
2.65%, 04/01/19	700	702,219
5.00%, 05/13/21	620	662,755
5.63%, 07/01/20	75	80,409
5.70%, 01/24/22	575	634,369
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[g]	25	24,865
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[g]	20	19,782
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[g]	265	262,673
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[c,g]	1,448	1,435,229
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[g]	50	49,330
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[g]	50	49,484
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[g]	525	526,386
Series L
2.25%, 04/21/20	350	347,543
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[c]	200	209,042
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[f]	200	199,654
2.88%, 06/30/20[f]	200	199,340
Bank of China Ltd./Luxembourg
1.88%, 07/12/19[f]	200	197,092
2.25%, 07/12/21[f]	200	193,730
Bank of China Ltd./Macau
2.88%, 04/20/22[f]	400	392,228
Bank of Communications Co. Ltd. (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[f,g]	200	202,974
Bank of Communications Co. Ltd./Hong Kong (3 mo. LIBOR US + 0.780%)
2.62%, 05/15/20[f,i]	200	200,162
Bank of East Asia Ltd. (The)
6.13%, 07/16/20[f]	200	212,584
Bank of India/Jersey
3.13%, 05/06/20[f]	200	198,400
Bank of Montreal
1.50%, 07/18/19	25	24,664
1.90%, 08/27/21	410	397,483
2.10%, 06/15/20	325	321,568
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	535	523,316
2.20%, 03/04/19 (Call 02/02/19)	50	49,964
2.20%, 05/15/19 (Call 04/15/19)	100	99,766
2.30%, 09/11/19 (Call 08/11/19)	175	174,652
2.45%, 11/27/20 (Call 10/27/20)	265	264,663
2.50%, 04/15/21 (Call 03/15/21)	100	99,213
2.60%, 08/17/20 (Call 07/17/20)	475	475,380
2.60%, 02/07/22 (Call 01/07/22)	100	98,950
2.95%, 01/29/23 (Call 12/29/22)	100	99,658
3.55%, 09/23/21 (Call 08/23/21)	153	156,753

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[g]	$16	$15,772
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	49,664
Bank of Nova Scotia (The)
1.65%, 06/14/19	275	272,165
2.05%, 06/05/19	375	373,935
2.35%, 10/21/20	300	297,591
2.45%, 09/19/22	255	248,737
2.70%, 03/07/22	435	429,645
2.80%, 07/21/21	103	102,843
( 3 mo. LIBOR US + 2.648%)
4.65%, (Call 10/12/22)[g,h]	250	247,243
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[c]	652	646,614
2.35%, 09/08/19[c]	200	199,192
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[a,f,j]	200	40,250
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[c]	200	197,688
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	200	198,696
Barclays PLC
2.75%, 11/08/19	200	199,894
3.20%, 08/10/21	600	599,082
3.25%, 01/12/21	450	451,584
3.68%, 01/10/23 (Call 01/10/22)	200	201,406
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	357	349,089
2.15%, 02/01/21 (Call 01/01/21)	200	196,760
2.25%, 02/01/19 (Call 01/02/19)	360	359,842
2.45%, 01/15/20 (Call 12/15/19)	405	404,279
2.63%, 06/29/20 (Call 05/29/20)	85	85,066
2.75%, 04/01/22 (Call 03/01/22)	100	99,502
5.25%, 11/01/19	150	156,720
BBVA Banco Continental SA
3.25%, 04/08/18[f]	100	100,081
BBVA Bancomer SA/Texas
6.50%, 03/10/21[f]	150	161,672
7.25%, 04/22/20[f]	200	214,678
BNP Paribas SA
2.38%, 05/21/20	250	248,997
5.00%, 01/15/21	250	265,595
BNZ International Funding Ltd./London
2.65%, 11/03/22[c]	250	243,675
BOS Funding Ltd.
3.37%, 06/08/20[f]	200	199,732
BPCE SA
2.25%, 01/27/20	250	248,433
2.75%, 12/02/21	250	247,565
3.00%, 05/22/22[c]	250	247,383
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	248,060
Caixa Economica Federal
4.50%, 10/03/18[f]	150	151,361
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	205	202,294

Security	Principal (000s)	Value
2.10%, 10/05/20	$250	$246,640
2.55%, 06/16/22	150	147,489
2.70%, 02/02/21	250	249,447
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	17	16,796
2.45%, 04/24/19 (Call 03/24/19)	425	424,928
2.50%, 05/12/20 (Call 04/12/20)	100	99,294
3.05%, 03/09/22 (Call 02/09/22)	485	482,129
3.20%, 01/30/23 (Call 12/30/22)	100	99,410
4.75%, 07/15/21	230	242,910
Capital One N.A.
2.65%, 08/08/22 (Call 07/08/22)	250	244,145
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	250	242,990
2.35%, 01/31/20 (Call 12/31/19)	250	247,975
CBQ Finance Ltd.
3.25%, 06/13/21[f]	200	196,768
China CITIC Bank International Ltd.
6.88%, 06/24/20[f]	205	219,301
China Construction Bank Asia Corp. Ltd.
3.25%, 07/02/19[f]	200	200,744
(5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[f,g]	200	202,252
China Construction Bank Corp. (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[f,g]	400	402,512
China Development Bank
2.13%, 06/01/21[f]	200	194,102
2.50%, 10/09/20[f]	200	197,640
2.63%, 01/24/22[f]	900	880,623
China Development Bank Corp./Hong Kong
1.88%, 11/03/21[f]	200	191,364
China Everbright Bank Co. Ltd.
2.50%, 03/08/20[f]	200	196,754
CIMB Bank Bhd
3.26%, 03/15/22[f]	200	199,614
CIT Group Inc.
3.88%, 02/19/19	125	126,208
5.00%, 08/15/22	150	156,945
5.38%, 05/15/20	60	62,861
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	250	247,430
2.10%, 06/12/20 (Call 05/12/20)	250	247,010
2.13%, 10/20/20 (Call 09/20/20)	250	246,250
CITIC Ltd.
2.80%, 12/14/21[f]	200	195,118
6.38%, 04/10/20[f]	200	212,546
(5 year CMT + 7.816%)
8.63%,(Call 11/22/18)[f,g,h]	200	208,070
Citigroup Inc.
2.05%, 06/07/19	125	123,916
2.35%, 08/02/21	100	97,985
2.40%, 02/18/20	220	218,819
2.45%, 01/10/20 (Call 12/10/19)	450	448,006
2.50%, 07/29/19	300	299,814
2.55%, 04/08/19	450	450,364
2.65%, 10/26/20	450	448,443
2.70%, 03/30/21	375	372,555
2.75%, 04/25/22 (Call 03/25/22)	225	221,857
2.90%, 12/08/21 (Call 11/08/21)	450	448,672

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.05%, 07/30/22	$275	$283,497
4.50%, 01/14/22	350	368,847
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[g]	507	499,121
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	494,520
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	25	24,490
Commonwealth Bank of Australia
1.75%, 11/07/19[c]	250	246,658
2.00%, 09/06/21[c]	250	242,390
2.50%, 09/18/22[c]	550	537,669
2.75%, 03/10/22[c]	250	247,850
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	248,360
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	245,270
Cooperatieve Rabobank UA
3.88%, 02/08/22	250	259,010
4.50%, 01/11/21	50	52,518
(3 mo. LIBOR US + 10.868%)
11.00%, (Call 06/30/19)[c,g,h]	350	386,036
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	497,695
2.50%, 01/19/21	750	746,077
2.75%, 01/10/22	250	248,935
2.75%, 01/10/23	250	246,903
Credit Agricole SA/London
2.50%, 04/15/19[c]	250	250,120
3.38%, 01/10/22[c]	250	251,207
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[f]	200	208,622
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	249,457
5.40%, 01/14/20	525	550,552
Credit Suisse Group AG ( 3 mo. LIBOR US + 1.200%)
3.00%, 12/14/23 (Call 12/14/22)[c,g]	250	244,630
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	350	349,870
3.13%, 12/10/20	550	553,245
3.80%, 09/15/22	250	255,095
Danske Bank A/S
2.70%, 03/02/22[c]	250	247,325
DBS Group Holdings Ltd. (5 year USD Swap + 2.390%)
3.60%,(Call 09/07/21)[f,g,h]	200	198,838
Deutsche Bank AG
2.85%, 05/10/19	75	75,075
3.13%, 01/13/21	725	724,840
3.38%, 05/12/21	500	502,325
4.25%, 10/14/21	250	257,815
Deutsche Bank AG/London
2.50%, 02/13/19	25	24,941
Deutsche Bank AG/New York NY
2.70%, 07/13/20	100	99,176
3.30%, 11/16/22	250	247,058

Security	Principal (000s)	Value
Development Bank of Japan Inc.
1.63%, 09/01/21[c]	$250	$239,403
Dexia Credit Local SA
2.25%, 02/18/20[c]	250	248,615
2.38%, 09/20/22[c]	1,000	977,730
DIB Sukuk Ltd.
3.66%, 02/14/22[f]	200	201,146
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	251,302
3.35%, 02/06/23	250	249,977
DNB Bank ASA
2.13%, 10/02/20[c]	400	394,152
2.38%, 06/02/21[c]	200	197,204
EI Sukuk Co. Ltd.
3.54%, 05/31/21[f]	200	201,788
Emirates NBD PJSC
3.25%, 11/19/19[f]	200	201,480
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	149,726
2.60%, 06/15/22 (Call 05/15/22)	325	319,010
2.88%, 07/27/20 (Call 06/27/20)	200	200,982
3.50%, 03/15/22 (Call 02/15/22)	200	203,484
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,116
First Abu Dhabi Bank PJSC
2.25%, 02/11/20[f]	200	198,080
(5 year USD Swap + 3.350%)
5.25%,(Call 06/17/20)[f,g,h]	200	201,778
First Gulf Bank PJSC
3.25%, 01/14/19[f]	200	201,268
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	500	486,865
Global Bank Corp.
4.50%, 10/20/21[f]	200	203,260
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	325	323,216
2.35%, 11/15/21 (Call 11/15/20)	75	73,213
2.55%, 10/23/19	400	399,208
2.60%, 04/23/20 (Call 03/23/20)	275	274,365
2.60%, 12/27/20 (Call 12/27/19)	120	119,280
2.63%, 04/25/21 (Call 03/25/21)	750	743,355
2.75%, 09/15/20 (Call 08/15/20)	170	169,772
2.88%, 02/25/21 (Call 01/25/21)	100	99,907
3.00%, 04/26/22 (Call 04/26/21)	835	829,481
3.20%, 02/23/23 (Call 01/23/23)	50	49,809
5.25%, 07/27/21	862	925,297
5.38%, 03/15/20	200	210,898
5.75%, 01/24/22	491	538,347
6.00%, 06/15/20	100	107,295
7.50%, 02/15/19	310	325,987
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[g]	74	73,076
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[g]	515	505,735
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[g]	580	569,253
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[f]	200	219,762
HSBC Bank PLC
4.13%, 08/12/20[c]	250	258,597

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HSBC Bank USA N.A.
4.88%, 08/24/20	$250	$262,830
HSBC Holdings PLC
2.65%, 01/05/22	250	245,848
2.95%, 05/25/21	250	250,067
3.03%, 11/22/23 (Call 11/22/22)[g]	200	197,962
3.40%, 03/08/21	850	861,806
4.00%, 03/30/22	25	25,870
5.10%, 04/05/21	350	372,631
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[g]	250	250,507
HSBC USA Inc.
2.25%, 06/23/19	100	99,792
2.35%, 03/05/20	100	99,478
2.38%, 11/13/19	350	349,090
2.75%, 08/07/20	200	200,410
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	359	348,786
3.15%, 03/14/21 (Call 02/14/21)	50	50,396
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	243,725
2.88%, 08/20/20 (Call 07/20/20)	250	250,932
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[f]	200	199,370
3.50%, 03/18/20[f]	200	201,180
4.80%, 05/22/19[f]	200	204,548
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[f]	200	199,954
Industrial & Commercial Bank of China (Asia) Ltd.
5.13%, 11/30/20[f]	200	209,230
Industrial & Commercial Bank of China Ltd.
2.50%, 06/16/21[f]	200	195,434
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22[f]	400	392,036
Industrial & Commercial Bank of China Ltd./New York
2.96%, 11/08/22	250	244,793
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19[f]	200	196,834
(3 mo. LIBOR US + 0.950%)
2.69%, 04/24/22[f,i]	200	200,758
Industrial & Commercial Bank of China Macau Ltd. (5 year CMT + 2.250%)
3.88%, 09/10/24 (Call 09/10/19)[f,g]	200	200,870
Industrial Bank Co. Ltd./Hong Kong
2.00%, 09/21/19[f]	200	196,262
ING Bank NV
2.45%, 03/16/20[c]	400	398,336
2.50%, 10/01/19[c]	200	199,642
2.75%, 03/22/21[c]	250	249,097
ING Groep NV
3.15%, 03/29/22	200	199,442
Intesa Sanpaolo SpA
3.13%, 07/14/22[c]	250	246,323
6.50%, 02/24/21[c]	100	109,454
Itau Unibanco Holding SA/Cayman Islands
5.75%, 01/22/21[f]	485	506,796
6.20%, 12/21/21[f]	200	213,686

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	$380	$378,039
2.20%, 10/22/19	300	298,518
2.25%, 01/23/20 (Call 12/23/19)	250	248,613
2.30%, 08/15/21 (Call 08/15/20)	289	283,804
2.40%, 06/07/21 (Call 05/07/21)	100	98,715
2.55%, 10/29/20 (Call 09/29/20)	200	199,338
2.55%, 03/01/21 (Call 02/01/21)	500	496,935
2.75%, 06/23/20 (Call 05/23/20)	400	401,276
3.20%, 01/25/23	250	251,162
3.25%, 09/23/22	525	529,977
4.25%, 10/15/20	305	317,743
4.35%, 08/15/21	188	197,558
4.40%, 07/22/20	200	208,602
4.50%, 01/24/22	590	624,981
4.63%, 05/10/21	225	237,512
6.30%, 04/23/19	925	968,447
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[g]	84	82,951
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	493,915
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[g]	250	250,130
KEB Hana Bank
2.50%, 06/12/19[f]	200	198,756
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	249,817
2.40%, 06/09/22	250	243,873
KeyCorp
2.90%, 09/15/20	265	266,071
5.10%, 03/24/21	71	75,837
KfW
1.00%, 07/15/19	350	344,102
1.25%, 09/30/19	925	910,237
1.50%, 02/06/19	645	641,265
1.50%, 09/09/19	100	98,860
1.50%, 04/20/20	1,700	1,669,825
1.50%, 06/15/21[e]	470	454,518
1.63%, 05/29/20	320	314,874
1.63%, 03/15/21	790	769,460
1.75%, 10/15/19	500	495,850
1.75%, 03/31/20	600	592,914
1.75%, 09/15/21	25	24,308
1.88%, 04/01/19	395	393,870
1.88%, 06/30/20	1,300	1,285,388
1.88%, 11/30/20	750	738,547
1.88%, 12/15/20[e]	100	98,407
2.00%, 11/30/21	75	73,444
2.00%, 09/29/22	140	135,937
2.13%, 03/07/22	600	589,002
2.13%, 06/15/22[e]	575	563,218
2.38%, 12/29/22	1,000	985,290
2.63%, 01/25/22	190	190,295
2.75%, 09/08/20	250	252,157
2.75%, 10/01/20	550	554,592
4.00%, 01/27/20	300	309,912
4.88%, 06/17/19	1,000	1,036,230
Kookmin Bank
2.25%, 02/03/21[f]	300	292,770
Korea Development Bank (The)

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.38%, 09/12/19	$200	$195,404
2.25%, 05/18/20	200	196,782
2.29%, 09/19/20[g]	250	250,450
3.00%, 03/17/19	200	200,620
3.00%, 09/14/22	420	415,468
4.63%, 11/16/21	250	263,355
(3 mo. LIBOR US + 0.705%)
2.17%, 02/27/22[i]	300	299,577
Krung Thai Bank PCL/Cayman Islands (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[f,g]	200	205,018
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 07/21/21[f]	500	479,735
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	400	394,064
1.63%, 08/18/20[f]	200	196,134
1.75%, 04/15/19	400	398,040
2.38%, 03/24/21[f]	500	498,185
Lloyds Bank PLC
2.70%, 08/17/20	250	249,795
5.80%, 01/13/20[c]	100	105,908
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)[g]	200	195,534
3.00%, 01/11/22	225	223,673
3.10%, 07/06/21	250	250,507
Macquarie Bank Ltd.
2.60%, 06/24/19[c]	250	249,815
2.85%, 07/29/20[c]	250	249,910
Macquarie Group Ltd.
6.00%, 01/14/20[c]	140	148,075
( 3 mo. LIBOR US + 1.023%)
3.19%, 11/28/23 (Call 11/28/22)[c,g]	250	245,425
Malayan Banking Bhd (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[f,g]	200	202,774
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (Call 12/25/20)	250	249,217
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	243,048
2.67%, 07/25/22	75	73,301
2.95%, 03/01/21	450	450,094
3.00%, 02/22/22	52	51,724
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[c]	250	249,025
Mizuho Bank Ltd.
2.45%, 04/16/19[c]	400	399,672
2.70%, 10/20/20[c]	250	249,547
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	194,272
2.60%, 09/11/22	250	243,748
2.95%, 02/28/22	200	197,816
Morgan Stanley
2.38%, 07/23/19	575	573,626
2.45%, 02/01/19	340	340,503
2.50%, 04/21/21	1,020	1,006,465
2.63%, 11/17/21	285	280,859
2.65%, 01/27/20	450	450,045

Security	Principal (000s)	Value
2.75%, 05/19/22	$350	$344,886
2.80%, 06/16/20	615	616,285
3.13%, 01/23/23	350	348,778
4.88%, 11/01/22	100	106,663
5.50%, 01/26/20	58	61,114
5.50%, 07/24/20	400	426,372
5.50%, 07/28/21	250	270,197
5.75%, 01/25/21	300	324,366
7.30%, 05/13/19	300	317,886
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	247,800
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	241,920
2.50%, 05/22/22	500	489,280
2.63%, 07/23/20	350	349,587
2.80%, 01/10/22	250	248,525
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	250	247,308
National Savings Bank
8.88%, 09/18/18[f]	200	206,040
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[c]	200	196,988
1.88%, 03/13/19[c]	200	199,298
NongHyup Bank
1.88%, 09/12/21[f]	200	190,854
Nordea Bank AB
2.13%, 05/29/20[c]	350	345,961
2.25%, 05/27/21[c]	200	196,654
2.50%, 09/17/20[c]	200	199,060
4.88%, 05/13/21[c]	250	263,240
Northern Trust Corp.
3.38%, 08/23/21	50	51,366
NRW Bank
1.25%, 07/29/19[f]	500	492,230
1.75%, 08/17/20[f]	500	490,505
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	25	24,670
1.38%, 02/10/20	150	147,173
1.50%, 10/21/20	600	584,760
1.88%, 01/20/21	350	343,567
Oversea-Chinese Banking Corp. Ltd. (5 year USD Swap + 2.203%)
4.00%, 10/15/24 (Call 10/15/19)[c,g]	200	202,692
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[k]	250	245,285
2.25%, 07/02/19 (Call 06/02/19)[k]	250	249,305
2.63%, 02/17/22 (Call 01/18/22)[k]	600	594,426
2.70%, 11/01/22 (Call 10/01/22)[k]	250	245,150
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[k]	400	419,908
6.70%, 06/10/19[k]	75	79,243
QNB Finance Ltd.
2.13%, 02/14/18[f]	200	199,754
2.75%, 10/31/18[f]	200	200,000
2.88%, 04/29/20[f]	200	198,308
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	50	49,287
3.20%, 02/08/21 (Call 01/08/21)	100	100,977
Royal Bank of Canada
1.50%, 07/29/19	300	296,052

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.63%, 04/15/19	$50	$49,562
2.13%, 03/02/20	200	198,298
2.15%, 03/15/19	150	149,682
2.15%, 10/26/20	750	740,692
2.35%, 10/30/20	250	248,090
2.50%, 01/19/21	165	164,008
2.75%, 02/01/22	50	49,844
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	325	352,622
6.40%, 10/21/19	250	264,877
(3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[e,g]	250	249,142
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	360	359,831
3.70%, 03/28/22 (Call 02/28/22)[c]	400	402,528
Santander UK Group Holdings PLC
2.88%, 10/16/20	150	149,718
2.88%, 08/05/21	200	197,824
3.13%, 01/08/21	290	290,557
3.37%, 01/05/24 (Call 01/05/23)[g]	200	198,406
Santander UK PLC
2.35%, 09/10/19	150	149,510
2.38%, 03/16/20	300	298,524
2.50%, 03/14/19	160	160,051
Shinhan Bank Co. Ltd. (5 year CMT + 2.150%)
3.88%, 12/07/26 (Call 12/07/21)[f,g]	200	202,234
SIB Sukuk Co. III Ltd.
3.08%, 09/08/21[f]	250	247,810
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	241,533
2.30%, 03/11/20	250	248,348
2.63%, 11/17/20[c]	500	498,895
Skysea International Capital Management Ltd.
4.88%, 12/07/21[f]	200	211,762
Societe Generale SA
2.50%, 04/08/21[c]	200	197,230
5.20%, 04/15/21[c]	250	266,557
Standard Chartered PLC
2.25%, 04/17/20[c]	200	197,478
3.05%, 01/15/21[c]	400	400,052
5.70%, 01/25/22[f]	250	267,840
State Bank of India/London
3.25%, 01/24/22[f]	240	238,409
3.62%, 04/17/19[f]	200	201,668
State Street Corp.
1.95%, 05/19/21	204	199,104
2.55%, 08/18/20	265	265,140
4.38%, 03/07/21	102	107,347
(3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[g]	350	345,366
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	248,950
2.51%, 01/17/20	250	249,390
2.65%, 07/23/20	250	249,535
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	325	315,094

Security	Principal (000s)	Value
2.44%, 10/19/21	$275	$269,266
2.78%, 07/12/22	250	245,500
2.78%, 10/18/22	250	245,115
2.85%, 01/11/22	249	246,400
2.93%, 03/09/21	258	258,152
3.10%, 01/17/23	250	248,438
Suncorp-Metway Ltd.
2.38%, 11/09/20[c]	250	247,005
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	25	24,859
2.45%, 08/01/22 (Call 07/01/22)	300	292,626
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,015
2.70%, 01/27/22 (Call 12/27/21)	555	548,290
2.90%, 03/03/21 (Call 02/03/21)	300	300,483
Svenska Handelsbanken AB
1.88%, 09/07/21	250	242,025
2.40%, 10/01/20	750	746,370
Swedbank AB
2.65%, 03/10/21[c]	250	248,938
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	250	246,125
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	100	97,767
TC Ziraat Bankasi AS
5.13%, 05/03/22[f]	200	199,822
Toronto-Dominion Bank (The)
1.45%, 08/13/19	175	172,494
1.80%, 07/13/21	346	335,201
1.85%, 09/11/20	500	490,985
1.90%, 10/24/19	750	742,402
2.13%, 07/02/19	150	149,451
2.13%, 04/07/21	210	206,109
2.50%, 12/14/20	175	174,395
2.55%, 01/25/21	250	248,947
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[f]	200	202,818
(5 year USD Swap + 4.220%)
6.13%, 05/24/27 (Call 05/24/22)[f,g]	200	200,512
Turkiye Halk Bankasi AS
5.00%, 07/13/21[f]	200	192,770
Turkiye Is Bankasi
5.00%, 04/30/20[f]	200	202,122
5.50%, 04/21/22[f]	200	201,526
Turkiye Vakiflar Bankasi TAO (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[f,g]	200	202,970
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	280	279,448
2.35%, 01/29/21 (Call 12/29/20)	102	101,243
2.63%, 01/24/22 (Call 12/23/21)	585	580,063
2.95%, 07/15/22 (Call 06/15/22)	185	184,904
3.00%, 03/15/22 (Call 02/15/22)	95	95,599
4.13%, 05/24/21 (Call 04/23/21)	112	116,732
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	247,638
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)[c]	250	247,345
UBS AG/Stamford CT
2.38%, 08/14/19	500	498,705

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
UBS Group Funding Switzerland AG
2.65%, 02/01/22[c]	$250	$244,645
2.95%, 09/24/20[c]	250	250,895
3.00%, 04/15/21[c]	250	249,950
( 3 mo. LIBOR US + 0.954%)
2.86%, 08/15/23 (Call 08/15/22)[c,g]	250	244,638
UniCredit SpA
3.75%, 04/12/22[c]	250	252,547
United Overseas Bank Ltd.
2.50%, 03/18/20[f]	200	198,732
(5 year USD Swap + 1.654%)
2.88%, 03/08/27 (Call 03/08/22)[f,g]	200	193,902
(5 year USD Swap + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[f,g]	200	201,682
Wells Fargo & Co.
2.10%, 07/26/21	585	570,855
2.13%, 04/22/19	375	374,302
2.50%, 03/04/21	560	555,167
2.55%, 12/07/20	550	547,541
2.60%, 07/22/20	525	524,443
2.63%, 07/22/22	455	447,174
3.07%, 01/24/23 (Call 01/24/22)	300	300,135
3.50%, 03/08/22	175	178,224
4.60%, 04/01/21	435	458,333
Series N
2.15%, 01/30/20	75	74,406
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	248,143
2.15%, 12/06/19	250	248,528
2.40%, 01/15/20	250	249,437
2.60%, 01/15/21	300	298,968
Westpac Banking Corp.
1.60%, 08/19/19	350	345,338
1.65%, 05/13/19	250	247,588
2.00%, 08/19/21	250	243,108
2.10%, 05/13/21	250	244,635
2.15%, 03/06/20	250	247,845
2.50%, 06/28/22	425	416,504
2.60%, 11/23/20	300	299,343
2.65%, 01/25/21	25	24,927
2.75%, 01/11/23	500	491,910
2.80%, 01/11/22	150	149,351
4.88%, 11/19/19	150	156,147
Woori Bank
2.63%, 07/22/20[f]	200	197,644
(5 year CMT + 3.347%)
5.25%,(Call 05/16/22)[f,g,h]	200	203,540
Yapi ve Kredi Bankasi AS
5.75%, 02/24/22[f]	200	203,980

		145,862,737
BEVERAGES — 0.61%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	750	745,883
2.15%, 02/01/19	100	99,940
2.65%, 02/01/21 (Call 01/01/21)	1,765	1,758,999

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$35	$34,290
3.75%, 01/15/22	400	412,444
5.38%, 01/15/20	250	263,645
6.88%, 11/15/19	50	53,768
Beverages & More Inc.
11.50%, 06/15/22 (Call 06/15/19)[c]	35	33,047
Coca-Cola Co. (The)
1.55%, 09/01/21	600	579,882
1.88%, 10/27/20	320	315,110
2.20%, 05/25/22	535	523,813
3.30%, 09/01/21	105	107,319
Constellation Brands Inc.
2.00%, 11/07/19	11	10,896
2.25%, 11/06/20	11	10,841
2.70%, 05/09/22 (Call 04/09/22)	264	259,068
3.75%, 05/01/21	160	163,803
3.88%, 11/15/19	60	61,266
6.00%, 05/01/22	125	138,551
Diageo Investment Corp.
2.88%, 05/11/22	200	200,208
Molson Coors Brewing Co.
1.45%, 07/15/19	50	49,186
2.10%, 07/15/21 (Call 06/15/21)	245	237,863
PepsiCo Inc.
1.35%, 10/04/19	230	226,405
1.70%, 10/06/21 (Call 09/06/21)	75	72,420
1.85%, 04/30/20 (Call 03/30/20)	50	49,388
2.15%, 10/14/20 (Call 09/14/20)	350	347,291
2.25%, 05/02/22 (Call 04/02/22)	256	250,156
2.75%, 03/05/22	25	24,972
3.00%, 08/25/21	252	255,168
3.10%, 07/17/22 (Call 05/17/22)	40	40,501
3.13%, 11/01/20	50	50,885
4.50%, 01/15/20	150	156,081
Pernod Ricard SA
4.45%, 01/15/22[c]	250	262,253

		7,795,342
BIOTECHNOLOGY — 0.34%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	245	236,988
2.13%, 05/01/20 (Call 04/01/20)	200	198,072
2.20%, 05/22/19 (Call 04/22/19)	505	503,642
2.20%, 05/11/20	75	74,387
2.65%, 05/11/22 (Call 04/11/22)	210	207,071
3.45%, 10/01/20	100	102,182
3.88%, 11/15/21 (Call 08/15/21)	50	51,684
4.10%, 06/15/21 (Call 03/15/21)	60	62,426
5.70%, 02/01/19	225	232,353
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	65,101
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	260	272,293
Biogen Inc.
2.90%, 09/15/20	450	452,569
Celgene Corp.
2.25%, 05/15/19	83	82,658
2.25%, 08/15/21	260	253,552

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
2.88%, 08/15/20	$350	$351,382
3.25%, 08/15/22	25	25,102
3.55%, 08/15/22	131	133,142
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[c]	25	22,192
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[e]	125	120,570
2.55%, 09/01/20	439	439,505
4.40%, 12/01/21 (Call 09/01/21)	354	373,562
4.50%, 04/01/21 (Call 01/01/21)	25	26,284
Sotera Health Topco Inc. (8.88% PIK)
8.13%, 11/01/21 (Call 03/05/18)[c,d]	70	71,135

		4,357,852
BUILDING MATERIALS — 0.03%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[c]	75	79,873
Griffon Corp.
5.25%, 03/01/22 (Call 03/05/18)	100	101,304
Johnson Controls International PLC
5.00%, 03/30/20	50	52,484
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,466
7.13%, 03/15/20	4	4,338
Norbord Inc.
5.38%, 12/01/20[c]	15	15,594
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 03/05/18)	68	70,485
Summit Materials LLC/Summit Materials Finance Corp.
8.50%, 04/15/22 (Call 04/15/19)	50	54,976

		419,520
CHEMICALS — 0.73%
Air Products & Chemicals Inc.
3.00%, 11/03/21	275	276,903
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,892
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	150	155,976
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[f]	200	203,386
Braskem Finance Ltd.
5.75%, 04/15/21[f]	400	427,132
Celanese U.S. Holdings LLC
4.63%, 11/15/22	25	26,256
CF Industries Inc.
3.40%, 12/01/21[c]	50	50,391
7.13%, 05/01/20	149	161,963
CNAC HK Finbridge Co. Ltd.
3.00%, 07/19/20[f]	200	197,704
3.50%, 07/19/22[f]	700	687,631
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	40	39,864
4.13%, 11/15/21 (Call 08/15/21)	395	411,025

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$230	$238,800
8.55%, 05/15/19	475	510,839
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	250,655
3.60%, 08/15/22 (Call 05/15/22)	100	102,211
EI du Pont de Nemours & Co.
2.20%, 05/01/20	150	148,988
3.63%, 01/15/21	50	51,370
4.63%, 01/15/20	250	260,245
Equate Petrochemical BV
3.00%, 03/03/22[f]	200	196,502
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd.
3.80%, 04/12/20[f]	200	199,586
Hexion Inc.
6.63%, 04/15/20 (Call 03/05/18)	200	182,342
10.00%, 04/15/20 (Call 03/05/18)	50	48,403
10.38%, 02/01/22 (Call 02/01/19)[c]	90	87,147
13.75%, 02/01/22 (Call 02/01/19)[c]	25	21,424
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/05/18)	75	57,844
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	75	77,929
5.13%, 11/15/22 (Call 08/15/22)	100	106,345
INVISTA Finance LLC
4.25%, 10/15/19[c]	100	101,339
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	204,538
Mexichem SAB de CV
4.88%, 09/19/22[f]	200	211,574
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 03/05/18)	100	104,357
Monsanto Co.
2.13%, 07/15/19	350	347,809
2.75%, 07/15/21	100	99,410
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	99,373
MPM Escrow LLC
8.88%, 10/15/20[a,j,l]	100	0
Olin Corp.
5.50%, 08/15/22	25	26,676
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[c]	200	211,498
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/03/21[f]	200	201,000
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 03/05/18)[c]	150	154,710
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	104,530
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	152	151,445
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[c]	85	90,931
Praxair Inc.
4.50%, 08/15/19	150	154,747
SABIC Capital II BV
2.63%, 10/03/18[f]	200	200,208
Sherwin-Williams Co. (The)
2.25%, 05/15/20	250	247,712
2.75%, 06/01/22 (Call 05/01/22)	369	363,063

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[f]	$200	$200,802
Syngenta Finance NV
3.13%, 03/28/22	175	169,316
TPC Group Inc.
8.75%, 12/15/20 (Call 03/05/18)[c]	125	126,749
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[c]	75	78,020
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	389	398,223
WR Grace & Co.-Conn
5.13%, 10/01/21[c]	125	130,800

		9,382,583
COAL — 0.04%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,968
Korea Resources Corp.
2.25%, 04/19/21[f]	200	193,202
3.00%, 04/24/22[f]	200	196,034
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[c]	100	54,125
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[c]	50	51,978

		518,307
COMMERCIAL SERVICES — 0.33%
ADT Corp. (The)
3.50%, 07/15/22	150	146,323
5.25%, 03/15/20	50	52,051
6.25%, 10/15/21	125	136,002
APX Group Inc.
6.38%, 12/01/19 (Call 03/05/18)	59	59,962
7.88%, 12/01/22 (Call 12/01/18)	150	160,861
8.75%, 12/01/20 (Call 03/05/18)	140	142,428
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	190	189,373
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 03/05/18)[c,e]	75	75,697
BakerCorp International Inc.
8.25%, 06/01/19 (Call 03/05/18)	9	8,702
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	125	127,836
Cardtronics Inc.
5.13%, 08/01/22 (Call 03/05/18)	25	24,279
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[c]	75	51,988
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/05/18)[c]	75	77,553
DP World Ltd.
3.25%, 05/18/20[f]	200	201,810
Ecolab Inc.
2.25%, 01/12/20	210	208,864
4.35%, 12/08/21	108	113,955

Security	Principal (000s)	Value
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	$55	$53,731
ERAC USA Finance LLC
2.35%, 10/15/19[c]	100	99,495
4.50%, 08/16/21[c]	45	47,029
Graham Holdings Co.
7.25%, 02/01/19	50	51,936
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/22 (Call 05/15/20)	75	78,889
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[c]	94	101,129
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/05/18)	120	120,205
6.25%, 10/15/22 (Call 03/05/18)[e]	75	72,316
7.38%, 01/15/21 (Call 03/05/18)[e]	75	75,148
7.63%, 06/01/22 (Call 06/01/19)[c,e]	175	183,069
IHS Markit Ltd.
5.00%, 11/01/22 (Call 08/01/22)[c]	54	57,331
Live Nation Entertainment Inc.
5.38%, 06/15/22 (Call 03/05/18)[c]	25	25,842
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 02/16/18)[c]	50	50,935
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/05/18)	75	65,701
Moody’s Corp.
5.50%, 09/01/20	100	106,861
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 03/05/18)[c]	100	102,482
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/05/18)	95	95,832
5.00%, 04/15/22 (Call 03/05/18)[c]	250	254,035
Quad/Graphics Inc.
7.00%, 05/01/22	20	20,671
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 03/05/18)	75	69,559
6.63%, 11/15/20 (Call 03/05/18)	25	23,558
RR Donnelley & Sons Co.
7.63%, 06/15/20	49	51,993
7.88%, 03/15/21	75	78,209
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,431
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 03/05/18)	15	15,132
5.38%, 01/15/22 (Call 03/05/18)	88	89,945
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary
7.88%, 06/01/21 (Call 03/05/18)	20	19,703
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[c]	46	47,341
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 03/05/18)	2	1,997
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	60	61,134
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	260	262,098

		4,196,421
COMPUTERS — 0.72%
Apple Inc.
1.10%, 08/02/19	45	44,249

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.50%, 09/12/19	$12	$11,862
1.55%, 02/07/20	200	196,974
1.55%, 08/04/21 (Call 07/04/21)	225	216,673
1.70%, 02/22/19	105	104,645
1.90%, 02/07/20	215	213,130
2.00%, 05/06/20	300	297,456
2.00%, 11/13/20	100	98,770
2.10%, 05/06/19	160	159,851
2.10%, 09/12/22 (Call 08/12/22)	270	261,487
2.15%, 02/09/22	50	48,843
2.25%, 02/23/21 (Call 01/23/21)	395	391,030
2.30%, 05/11/22 (Call 04/11/22)	250	244,935
2.40%, 01/13/23 (Call 12/13/22)	10	9,764
2.50%, 02/09/22 (Call 01/09/22)	210	207,898
2.85%, 05/06/21	575	578,996
Dell Inc.
4.63%, 04/01/21	75	77,177
5.88%, 06/15/19	100	103,503
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	425	429,479
4.42%, 06/15/21 (Call 05/15/21)[c]	950	984,703
5.88%, 06/15/21 (Call 06/15/18)[c]	250	258,930
DynCorp International Inc. (11.88% PIK)
11.88%, 11/30/20 (Call 03/05/18)[d]	46	48,505
EMC Corp.
2.65%, 06/01/20	250	245,955
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[c]	100	104,179
9.25%, 03/01/21 (Call 03/05/18)[c]	125	129,030
Hewlett Packard Enterprise Co.
2.10%, 10/04/19[c]	150	148,325
3.60%, 10/15/20 (Call 09/15/20)	404	410,787
4.40%, 10/15/22 (Call 08/15/22)	45	46,842
HP Inc.
3.75%, 12/01/20	40	40,968
4.05%, 09/15/22	120	123,690
4.30%, 06/01/21	75	78,100
4.38%, 09/15/21	350	365,526
4.65%, 12/09/21	381	402,012
IBM Credit LLC
1.80%, 01/20/21	100	97,708
2.20%, 09/08/22	100	96,847
International Business Machines Corp.
1.63%, 05/15/20	135	132,652
1.88%, 05/15/19	200	199,016
1.88%, 08/01/22	350	335,216
2.25%, 02/19/21	100	99,041
2.50%, 01/27/22	100	99,053
Lenovo Group Ltd.
4.70%, 05/08/19[f]	200	202,954
Lenovo Perpetual Securities Ltd. (5 year CMT + 6.257%)
5.38%,(Call 03/16/22)[f,g,h]	200	199,472
NCR Corp.
4.63%, 02/15/21 (Call 03/05/18)	100	100,530
5.00%, 07/15/22 (Call 03/05/18)	125	127,073

Security	Principal (000s)	Value
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[c]	$400	$405,912
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[c]	50	31,197

		9,210,945
COSMETICS & PERSONAL CARE — 0.22%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[c,e]	75	76,459
Avon Products Inc.
6.50%, 03/01/19	50	50,615
6.60%, 03/15/20	75	73,359
Colgate-Palmolive Co.
1.75%, 03/15/19	25	24,900
2.25%, 11/15/22	75	73,385
Edgewell Personal Care Co.
4.70%, 05/19/21	100	102,565
4.70%, 05/24/22	100	102,141
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	184,245
1.80%, 02/07/20	215	212,536
2.35%, 08/15/22	25	24,506
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/05/18)[c]	75	75,410
Procter & Gamble Co. (The)
1.70%, 11/03/21	30	29,021
1.90%, 11/01/19	350	347,742
2.15%, 08/11/22	285	277,442
2.30%, 02/06/22	390	384,049
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/05/18)[e]	75	58,125
Unilever Capital Corp.
1.38%, 07/28/21	100	95,711
1.80%, 05/05/20	100	98,638
2.10%, 07/30/20	100	99,053
2.20%, 03/06/19	100	99,890
2.20%, 05/05/22 (Call 04/05/22)	250	244,515
4.25%, 02/10/21	100	104,588

		2,838,895
DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 03/05/18)[c]	20	20,364
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/05/18)[c]	110	113,740
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 03/05/18)	50	51,259
Sinochem International Development Pte Ltd.
3.13%, 07/25/22[f]	200	195,648

		381,011
DIVERSIFIED FINANCIAL SERVICES — 1.84%
ABCL Glory Capital Ltd.
2.50%, 06/21/21[f]	200	195,040
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	300	303,930

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.25%, 07/01/20	$250	$257,217
4.50%, 05/15/21	300	311,865
4.63%, 10/30/20	175	182,266
AIG Global Funding
2.70%, 12/15/21[c]	25	24,812
Air Lease Corp.
2.13%, 01/15/20	95	94,056
2.63%, 07/01/22 (Call 06/01/22)	115	112,058
2.75%, 01/15/23 (Call 12/15/22)	8	7,785
3.88%, 04/01/21 (Call 03/01/21)	50	51,239
Aircastle Ltd.
5.13%, 03/15/21	100	104,717
5.50%, 02/15/22	120	127,634
6.25%, 12/01/19	100	105,040
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[f]	200	200,542
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 03/05/18)[c]	75	75,740
5.88%, 11/01/21 (Call 11/01/18)[c]	75	76,909
Ally Financial Inc.
3.50%, 01/27/19	25	25,101
3.75%, 11/18/19	150	151,281
4.13%, 03/30/20	125	126,444
4.13%, 02/13/22	100	101,390
4.25%, 04/15/21	125	127,450
4.63%, 05/19/22	50	51,529
4.75%, 09/10/18	50	50,512
8.00%, 03/15/20	108	117,966
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	122	120,385
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	200	197,378
2.13%, 03/18/19	125	124,753
2.25%, 08/15/19	275	274,400
2.25%, 05/05/21 (Call 04/04/21)	585	575,295
2.38%, 05/26/20 (Call 04/25/20)	444	441,625
2.70%, 03/03/22 (Call 01/31/22)	510	506,348
Series F
2.60%, 09/14/20 (Call 08/14/20)	200	199,862
Ameriprise Financial Inc.
5.30%, 03/15/20	205	216,021
Azure Nova International Finance Ltd.
2.63%, 11/01/21[f]	200	193,398
3.50%, 03/21/22[f]	200	198,110
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[f]	400	401,496
Azure Orbit III International Finance Ltd.
2.63%, 03/21/21[f]	200	195,722
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[f]	450	445,396
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)[f]	200	193,556
3.00%, 03/30/20[f]	200	199,480
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	249,410
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[f]	200	195,272

Security	Principal (000s)	Value
CDP Financial Inc.
4.40%, 11/25/19[c]	$250	$258,557
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	313,872
Charming Light Investments Ltd.
2.38%, 08/30/21[f]	400	383,852
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[f]	200	198,546
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22[f]	200	199,576
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[f]	200	193,662
3.13%, 08/31/22[f]	200	194,712
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[f]	200	200,462
CME Group Inc.
3.00%, 09/15/22	35	35,172
CPPIB Capital Inc.
1.25%, 09/20/19[c]	250	245,855
Daiwa Securities Group Inc.
3.13%, 04/19/22[c]	40	39,738
Discover Financial Services
5.20%, 04/27/22	25	26,593
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	140	137,855
Enova International Inc.
9.75%, 06/01/21 (Call 03/05/18)	45	47,927
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[c]	75	79,694
Fly Leasing Ltd.
6.38%, 10/15/21 (Call 03/05/18)	200	209,272
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	900	887,508
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[c]	250	246,880
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[c]	35	37,297
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[f]	200	199,586
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22[f]	400	398,876
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/05/18)	200	203,900
6.00%, 08/01/20 (Call 03/05/18)	200	205,030
6.25%, 02/01/22 (Call 02/01/19)[c]	150	155,089
6.25%, 02/01/22 (Call 02/01/19)	125	129,241
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[f]	400	392,576
3.00%, 04/05/20[f]	200	198,530
3.20%, 11/10/20[f]	200	198,952
3.38%, 04/05/22[f]	200	197,546
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[c]	114	87,652
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	50	48,773
2.75%, 12/01/20 (Call 11/01/20)	348	349,712
International Lease Finance Corp.
4.63%, 04/15/21	535	558,417
5.88%, 08/15/22	175	192,342
6.25%, 05/15/19	200	208,898

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
8.25%, 12/15/20	$475	$541,386
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 03/05/18)[c]	200	203,926
7.50%, 04/15/21 (Call 03/05/18)[c]	200	208,174
Jefferies Group LLC
6.88%, 04/15/21	220	243,921
8.50%, 07/15/19	100	108,036
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[c]	90	92,096
5.88%, 08/01/21 (Call 03/05/18)[c]	50	51,778
Lazard Group LLC
4.25%, 11/14/20	275	284,683
Mastercard Inc.
2.00%, 04/01/19	150	149,615
2.00%, 11/21/21 (Call 10/21/21)	145	141,859
Nasdaq Inc.
5.55%, 01/15/20	350	368,791
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	100	98,369
2.15%, 02/01/19 (Call 01/01/19)	125	124,914
2.30%, 11/01/20 (Call 10/01/20)	100	99,254
2.30%, 09/15/22 (Call 08/15/22)	315	307,286
3.05%, 02/15/22 (Call 11/15/21)	185	185,472
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/05/18)	112	113,472
7.88%, 10/01/20 (Call 03/05/18)	50	51,378
9.63%, 05/01/19 (Call 03/05/18)	35	35,499
Navient Corp.
4.88%, 06/17/19	175	177,579
5.00%, 10/26/20	100	101,765
5.50%, 01/15/19	150	152,856
5.50%, 01/25/23	100	100,409
5.88%, 03/25/21	85	88,042
6.50%, 06/15/22	150	158,206
6.63%, 07/26/21	100	106,119
7.25%, 01/25/22	75	81,128
8.00%, 03/25/20	150	161,965
Nomura Holdings Inc.
2.75%, 03/19/19	125	125,266
6.70%, 03/04/20	300	323,064
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[c]	50	49,107
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[c]	25	25,421
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 03/05/18)[c]	100	103,341
ORIX Corp.
2.90%, 07/18/22	30	29,552
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[f]	200	211,424
Protective Life Global Funding
2.00%, 09/14/21[c]	250	240,770
2.16%, 09/25/20[c]	300	295,425
Sistema JSFC via Sistema International Funding SA
6.95%, 05/17/19[f]	200	201,566
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,768

Security	Principal (000s)	Value
6.00%, 06/01/20	$50	$51,680
6.13%, 05/15/22	150	154,870
7.75%, 10/01/21	100	110,459
8.25%, 12/15/20	125	137,576
Stearns Holdings LLC
9.38%, 08/15/20 (Call 03/05/18)[c]	20	20,805
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	25	24,956
3.00%, 08/15/19 (Call 07/15/19)	335	336,340
3.75%, 08/15/21 (Call 06/15/21)	31	31,618
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	200,316
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 03/05/18)[c]	90	87,738
USAA Capital Corp.
2.00%, 06/01/21[c]	150	145,922
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[c]	75	78,899
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	529	525,424

		23,647,865
ELECTRIC — 1.52%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[f]	200	202,532
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	250	242,720
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	125	139,498
8.00%, 06/01/20	17	18,888
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	280	279,885
American Electric Power Co. Inc.
2.15%, 11/13/20	75	74,118
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	125	124,128
8.75%, 03/01/19	50	53,206
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	25	24,731
3.50%, 11/15/21 (Call 08/15/21)	8	8,170
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[c]	65	64,556
2.40%, 02/01/20 (Call 01/01/20)	100	99,802
2.80%, 01/15/23 (Call 12/15/22)[c]	8	7,912
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	200	197,156
6.00%, 01/15/22 (Call 03/05/18)[c]	75	77,306
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	275	267,998
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	50	48,722
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[f]	200	206,720
6.88%, 07/30/19[f]	100	104,487
CLP Power HK Finance Ltd. (6 mo. LIBOR US + 2.297%)
4.25%,(Call 11/07/19)[f,g,h]	200	202,838
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	50	53,573

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Comision Federal de Electricidad
4.88%, 05/26/21[f]	$200	$209,804
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	770	751,112
Consumers Energy Co.
5.65%, 04/15/20	2	2,135
6.13%, 03/15/19	250	259,937
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[f]	200	200,176
Dominion Energy Inc.
2.58%, 07/01/20	150	148,984
2.75%, 01/15/22 (Call 12/15/21)	250	247,887
2.96%, 07/01/19[m]	105	105,508
Series B
1.60%, 08/15/19	185	182,351
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	15	15,646
7.25%, 10/15/21 (Call 07/15/21)	135	149,986
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	25	25,817
DTE Energy Co.
1.50%, 10/01/19	225	220,806
3.30%, 06/15/22 (Call 04/15/22)	60	60,481
Dubai Electricity & Water Authority
7.38%, 10/21/20[c]	200	222,746
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	927	893,999
3.55%, 09/15/21 (Call 06/15/21)	25	25,569
5.05%, 09/15/19	75	77,959
Duke Energy Florida LLC
1.85%, 01/15/20	610	602,747
Dynegy Inc.
6.75%, 11/01/19 (Call 03/05/18)	50	51,335
7.38%, 11/01/22 (Call 11/01/18)[e]	275	291,005
Edison International
2.13%, 04/15/20	50	49,305
2.40%, 09/15/22 (Call 08/15/22)	375	362,272
EDP Finance BV
4.90%, 10/01/19[c]	100	103,676
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)[c]	250	248,105
4.60%, 01/27/20[c]	250	260,002
Emera U.S. Finance LP
2.15%, 06/15/19	145	143,940
2.70%, 06/15/21 (Call 05/15/21)	50	49,470
Enel Finance International NV
2.88%, 05/25/22[c]	250	246,652
Engie SA
2.88%, 10/10/22[c]	135	133,928
Entergy Texas Inc.
7.13%, 02/01/19	150	156,694
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[f]	200	202,124
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	198,644
Series K
2.75%, 03/15/22 (Call 02/15/22)	50	49,503

Security	Principal (000s)	Value
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	$100	$98,572
2.85%, 06/15/20 (Call 05/15/20)	375	376,219
3.50%, 06/01/22 (Call 05/01/22)	258	259,677
5.15%, 12/01/20 (Call 09/01/20)	75	79,325
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	676	680,232
3.40%, 03/15/22 (Call 02/15/22)	75	75,481
4.25%, 06/15/22 (Call 03/15/22)	80	83,037
5.20%, 10/01/19	75	78,230
FirstEnergy Corp. Series A
2.85%, 07/15/22 (Call 05/15/22)	300	293,742
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	190	183,738
Georgia Power Co.
2.00%, 09/08/20	190	187,640
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	140	146,919
Integrys Holding Inc.
4.17%, 11/01/20	25	25,867
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	25,145
Israel Electric Corp. Ltd.
9.38%, 01/28/20[f]	400	447,940
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[c]	115	113,408
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	104,462
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[f]	200	199,704
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	275	287,666
Majapahit Holding BV
7.75%, 01/20/20[f]	200	217,340
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	25	25,024
Nevada Power Co.
7.13%, 03/15/19	55	57,857
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	365	364,171
2.80%, 01/15/23 (Call 12/15/22)	8	7,886
4.50%, 06/01/21 (Call 03/01/21)	75	78,737
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	65	62,956
2.20%, 08/15/20 (Call 07/15/20)	30	29,795
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	150	155,572
NTPC Ltd.
4.75%, 10/03/22[f]	200	210,912
Oglethorpe Power Corp.
6.10%, 03/15/19	25	25,915
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	25	24,840
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	48,489
3.50%, 10/01/20 (Call 07/01/20)	200	203,522
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	96,240

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Perusahaan Listrik Negara PT
5.50%, 11/22/21[f]	$200	$215,110
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	100	99,742
Progress Energy Inc.
7.05%, 03/15/19	400	419,588
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	369,771
Public Service Co. of Colorado
5.13%, 06/01/19	25	25,872
Public Service Enterprise Group Inc.
1.60%, 11/15/19	30	29,440
2.00%, 11/15/21 (Call 10/15/21)	150	144,592
2.65%, 11/15/22 (Call 10/15/22)	8	7,814
San Diego Gas & Electric Co.
3.00%, 08/15/21	140	141,291
Southern California Edison Co.
1.85%, 02/01/22	5	4,482
Southern Co. (The)
1.85%, 07/01/19	400	396,556
2.15%, 09/01/19 (Call 08/01/19)	80	79,519
2.35%, 07/01/21 (Call 06/01/21)	420	412,154
2.75%, 06/15/20 (Call 05/15/20)	350	350,707
Series B
(3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[g]	50	52,653
Southern Power Co.
1.95%, 12/15/19	50	49,364
2.38%, 06/01/20 (Call 05/01/20)	25	24,828
2.50%, 12/15/21 (Call 11/15/21)	250	245,597
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[f]	850	850,221
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	100	94,481
9.50%, 07/15/22 (Call 07/15/20)[c,e]	50	52,277
TECO Finance Inc.
5.15%, 03/15/20	70	73,203
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[c]	100	110,984
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 06/02/21[f]	200	195,566
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	44,888
Wisconsin Electric Power Co.
4.25%, 12/15/19	25	25,778
Wisconsin Power & Light Co.
5.00%, 07/15/19	25	25,904
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	98,939
2.60%, 03/15/22 (Call 02/15/22)	50	49,281
4.70%, 05/15/20 (Call 11/15/19)	125	129,674

		19,625,787
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 03/05/18)[c]	45	44,363

Security	Principal (000s)	Value
Emerson Electric Co.
5.00%, 04/15/19	$25	$25,746
General Cable Corp.
5.75%, 10/01/22 (Call 03/05/18)	80	82,170
GrafTech International Ltd.
6.38%, 11/15/20 (Call 02/12/18)	34	34,525
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/05/18)	35	35,929

		222,733
ELECTRONICS — 0.14%
Amphenol Corp.
2.20%, 04/01/20	175	173,448
3.13%, 09/15/21 (Call 08/15/21)	75	75,539
Flex Ltd.
4.63%, 02/15/20	75	77,122
Fortive Corp.
1.80%, 06/15/19	70	69,313
2.35%, 06/15/21 (Call 05/15/21)	175	172,198
Honeywell International Inc.
1.40%, 10/30/19	375	369,285
1.85%, 11/01/21 (Call 10/01/21)	375	364,125
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	60	59,851
Jabil Inc.
4.70%, 09/15/22	155	161,919
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	70	74,611
Sanmina Corp.
4.38%, 06/01/19[c]	52	53,046
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	105	104,634

		1,755,091
ENERGY - ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	68	72,786
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[c]	75	74,268

		147,054
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	350	352,051
AECOM Global II LLC/URS Fox U.S. LP
5.00%, 04/01/22 (Call 01/01/22)	25	25,446
Zachry Holdings Inc.
7.50%, 02/01/20 (Call 03/05/18)[c]	25	25,483

		402,980
ENTERTAINMENT — 0.14%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 03/05/18)	100	101,063
CCM Merger Inc.
6.00%, 03/15/22 (Call 03/15/19)[c]	33	33,942

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	$100	$100,754
4.88%, 11/01/20 (Call 08/01/20)	125	129,385
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[c]	200	207,738
6.25%, 02/15/22 (Call 08/15/21)[c]	200	214,528
National CineMedia LLC
6.00%, 04/15/22 (Call 03/05/18)	50	50,806
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/05/18)	100	103,055
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[c]	75	74,506
Scientific Games International Inc.
6.25%, 09/01/20 (Call 03/05/18)	9	9,090
6.63%, 05/15/21 (Call 03/05/18)	75	77,577
7.00%, 01/01/22 (Call 03/05/18)[c]	300	316,713
10.00%, 12/01/22 (Call 12/01/18)	300	328,854
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 03/05/18)[c]	100	103,856

		1,851,867
ENVIRONMENTAL CONTROL — 0.07%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/05/18)	50	50,541
5.25%, 08/01/20 (Call 03/05/18)	79	79,750
Covanta Holding Corp.
6.38%, 10/01/22 (Call 03/05/18)	20	20,452
GFL Environmental Inc.
5.63%, 05/01/22 (Call 05/01/19)[c]	50	51,899
9.88%, 02/01/21 (Call 03/05/18)[c]	67	70,686
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	50	50,899
5.50%, 09/15/19	250	261,415
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a,c]	50	50,398
Waste Management Inc.
4.75%, 06/30/20	250	262,665

		898,705
FOOD — 0.46%
B&G Foods Inc.
4.63%, 06/01/21 (Call 03/05/18)	100	100,779
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 03/05/18)[c]	76	75,090
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 03/05/18)[c]	50	46,939
Campbell Soup Co.
2.50%, 08/02/22	100	97,398
Danone SA
2.08%, 11/02/21 (Call 10/02/21)[c]	250	242,517
Darling Ingredients Inc.
5.38%, 01/15/22 (Call 03/05/18)	100	102,574
General Mills Inc.
2.20%, 10/21/19	225	223,909

Security	Principal (000s)	Value
2.60%, 10/12/22 (Call 09/12/22)	$100	$98,117
3.15%, 12/15/21 (Call 09/15/21)	55	55,553
5.65%, 02/15/19	50	51,686
Hershey Co. (The)
4.13%, 12/01/20	25	26,097
JBS Investments GmbH
7.75%, 10/28/20 (Call 03/02/18)[f]	200	206,074
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 03/05/18)[c]	150	153,025
8.25%, 02/01/20 (Call 03/05/18)[c]	300	301,092
JM Smucker Co. (The)
2.20%, 12/06/19	100	99,495
2.50%, 03/15/20	100	99,819
Kellogg Co.
4.00%, 12/15/20	95	98,469
4.15%, 11/15/19	50	51,381
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	275,113
3.50%, 06/06/22	315	318,537
3.50%, 07/15/22 (Call 05/15/22)	250	252,717
5.38%, 02/10/20	145	152,507
Kroger Co. (The)
1.50%, 09/30/19	100	98,291
2.60%, 02/01/21 (Call 01/01/21)	350	347,872
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	127	125,132
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (Call 09/28/19)[c]	200	196,980
2.00%, 10/28/21 (Call 09/28/21)[c]	250	241,485
Nestle Holdings Inc.
1.38%, 07/13/21[f]	150	143,718
2.38%, 11/17/22[f]	40	39,060
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 03/05/18)	50	50,735
Safeway Inc.
5.00%, 08/15/19	18	18,230
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 03/05/18)[c]	25	25,449
Smithfield Foods Inc.
2.65%, 10/03/21 (Call 09/03/21)[c]	100	97,212
SUPERVALU Inc.
6.75%, 06/01/21 (Call 03/05/18)	50	49,436
7.75%, 11/15/22 (Call 11/15/18)	50	49,466
Sysco Corp.
1.90%, 04/01/19	195	193,974
2.60%, 10/01/20 (Call 09/01/20)	300	300,438
2.60%, 06/12/22	25	24,566
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/05/18)	100	101,625
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	95	92,843
2.65%, 08/15/19 (Call 07/15/19)	300	300,597
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 03/05/18)[c]	6	6,124
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[c]	100	102,079
Woolworths Group Ltd.
4.00%, 09/22/20[c]	150	153,624

		5,887,824

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.02%
Cascades Inc.
5.50%, 07/15/22 (Call 03/05/18)[c]	$56	$57,364
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[c]	168	167,884
5.40%, 11/01/20[c]	75	80,272
PH Glatfelter Co.
5.38%, 10/15/20 (Call 03/05/18)	12	12,188

		317,708
GAS — 0.09%
Beijing Gas Singapore Capital Corp.
2.75%, 05/31/22[f]	300	290,517
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	49,824
2.80%, 11/15/20 (Call 10/15/20)	110	110,149
Korea Gas Corp.
1.88%, 07/18/21[f]	200	191,928
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	25,351
6.88%, 10/15/21 (Call 03/05/18)	90	92,147
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	25	24,906
Sempra Energy
1.63%, 10/07/19	65	64,010
2.40%, 02/01/20	25	24,916
2.40%, 03/15/20 (Call 02/15/20)	100	99,531
2.88%, 10/01/22 (Call 07/01/22)	50	49,486
9.80%, 02/15/19	100	107,302

		1,130,067
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/05/18)[c]	25	24,849
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	150	149,260
Stanley Black & Decker Inc.
2.90%, 11/01/22	25	24,903

		199,012
HEALTH CARE - PRODUCTS — 0.55%
Abbott Laboratories
2.00%, 03/15/20	190	187,655
2.35%, 11/22/19	200	199,388
2.55%, 03/15/22	39	38,248
2.80%, 09/15/20 (Call 08/15/20)	50	50,099
2.90%, 11/30/21 (Call 10/30/21)	810	808,088
5.13%, 04/01/19	125	128,851
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	125	120,210
Becton Dickinson and Co.
2.40%, 06/05/20	175	173,089

Security	Principal (000s)	Value
2.68%, 12/15/19	$125	$124,923
2.89%, 06/06/22 (Call 05/06/22)	225	221,119
3.13%, 11/08/21	635	632,225
Boston Scientific Corp.
2.85%, 05/15/20	175	175,205
3.38%, 05/15/22	10	10,031
6.00%, 01/15/20	325	344,773
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	25	25,549
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 02/16/18)	50	45,000
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[c]	150	144,078
Halyard Health Inc.
6.25%, 10/15/22 (Call 03/05/18)	25	26,138
Hologic Inc.
5.25%, 07/15/22 (Call 02/15/18)[c]	134	139,241
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[c]	50	52,570
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/16/18)[c]	79	81,857
12.50%, 11/01/21 (Call 05/01/19)[c]	100	113,942
Life Technologies Corp.
6.00%, 03/01/20	200	213,018
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 03/05/18)[c,e]	100	97,422
5.75%, 08/01/22 (Call 03/05/18)[c,e]	125	114,806
Medtronic Global Holdings SCA
1.70%, 03/28/19	210	208,570
Medtronic Inc.
2.50%, 03/15/20	510	510,240
3.15%, 03/15/22	525	531,657
4.45%, 03/15/20	50	51,979
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[c]	175	174,792
Stryker Corp.
2.00%, 03/08/19	175	173,926
2.63%, 03/15/21 (Call 02/15/21)	125	124,391
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	350	350,154
3.60%, 08/15/21 (Call 05/15/21)	50	51,185
4.50%, 03/01/21	250	262,790
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/05/18)	100	100,760
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	250	249,237

		7,057,206
HEALTH CARE - SERVICES — 0.80%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 03/05/18)	50	50,632
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	75	74,723
2.75%, 11/15/22 (Call 08/15/22)	12	11,757
4.13%, 06/01/21 (Call 03/01/21)	235	242,699
Anthem Inc.
2.25%, 08/15/19	380	378,370
2.95%, 12/01/22 (Call 11/01/22)	233	230,567
3.13%, 05/15/22	300	300,084

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.35%, 08/15/20	$100	$104,060
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	175	181,825
5.63%, 02/15/21 (Call 03/05/18)	195	200,372
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/05/18)[e]	150	140,682
6.88%, 02/01/22 (Call 03/05/18)[e]	325	231,156
7.13%, 07/15/20 (Call 03/05/18)[e]	175	152,798
8.00%, 11/15/19 (Call 03/05/18)[e]	250	234,230
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	357	369,131
5.13%, 06/15/20	25	26,338
DaVita Inc.
5.75%, 08/15/22 (Call 03/05/18)	100	102,905
Eagle Holding Co. II LLC (8.37% PIK)
7.63%, 05/15/22 (Call 05/15/18)[c,d]	75	76,448
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 03/05/18)[c]	100	99,721
5.63%, 07/15/22 (Call 03/05/18)	75	76,250
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[c]	295	302,065
5.63%, 07/31/19[c]	290	301,791
5.88%, 01/31/22[c]	100	109,116
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[c]	100	107,356
HCA Healthcare Inc.
6.25%, 02/15/21	175	186,434
HCA Inc.
3.75%, 03/15/19	200	202,208
4.25%, 10/15/19	75	76,488
5.88%, 03/15/22	175	188,006
6.50%, 02/15/20	401	427,514
7.50%, 02/15/22	225	253,314
Humana Inc.
2.50%, 12/15/20	105	104,247
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 03/05/18)	75	75,953
8.00%, 01/15/20	125	133,514
8.75%, 01/15/23 (Call 03/05/18)[e]	100	106,268
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,875
3.20%, 02/01/22	100	100,394
LifePoint Health Inc.
5.50%, 12/01/21 (Call 03/05/18)	50	50,956
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	125	129,941
Polaris Intermediate Corp. (9.25% PIK)
8.50%, 12/01/22 (Call 06/01/19)[c,d]	160	166,645
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	99,533
2.70%, 04/01/19	135	135,204
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	200	199,592
Select Medical Corp.
6.38%, 06/01/21 (Call 03/05/18)	95	97,121
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[c]	50	52,292

Security	Principal (000s)	Value
Tenet Healthcare Corp.
4.38%, 10/01/21	$175	$175,402
4.50%, 04/01/21	100	100,556
4.75%, 06/01/20	50	51,034
5.50%, 03/01/19	200	204,310
6.00%, 10/01/20	200	209,944
6.75%, 02/01/20	29	29,738
7.50%, 01/01/22 (Call 01/01/19)[c]	125	132,595
8.13%, 04/01/22	350	361,406
UnitedHealth Group Inc.
1.63%, 03/15/19	125	123,984
1.70%, 02/15/19	125	124,370
1.95%, 10/15/20	55	54,135
2.13%, 03/15/21	116	114,150
2.30%, 12/15/19	150	149,637
2.38%, 10/15/22	30	29,262
2.70%, 07/15/20	710	713,202
2.88%, 12/15/21	100	100,316
2.88%, 03/15/22 (Call 12/15/21)	235	235,437
3.35%, 07/15/22	275	280,211
3.88%, 10/15/20 (Call 07/15/20)	100	103,169
Universal Health Services Inc.
3.75%, 08/01/19[c]	25	25,270

		10,308,703
HOLDING COMPANIES - DIVERSIFIED — 0.36%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	99,201
3.88%, 01/15/20 (Call 12/15/19)	225	227,943
Bright Galaxy International Ltd.
3.38%, 11/03/21[f]	200	195,496
CK Hutchison International 17 Ltd.
2.88%, 04/05/22[c]	250	246,218
HRG Group Inc.
7.75%, 01/15/22 (Call 03/05/18)	100	104,044
Huarong Finance II Co. Ltd.
2.88%, 11/22/19[f]	200	197,600
3.63%, 11/22/21[f]	200	199,608
3.75%, 11/19/20[f]	200	200,812
4.50%, 01/16/20[f]	600	610,314
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[c]	300	314,304
IPIC GMTN Ltd.
5.00%, 11/15/20[c]	250	263,885
MDC-GMTN BV
3.25%, 04/28/22[f]	200	200,092
Mumtalakat Sukuk Holding Co.
4.00%, 11/25/21[f]	200	193,262
Noble Group Ltd.
6.75%, 01/29/20[c]	100	54,625
Prospect Capital Corp.
5.00%, 07/15/19	155	158,895
Rongshi International Finance Ltd.
2.88%, 05/04/22[f]	200	195,902
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[c]	400	414,440
State Elite Global Ltd.
2.25%, 10/20/21[f]	200	192,698
2.75%, 06/13/22[f]	200	194,990

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22[f]	$200	$209,158
Wharf Finance Ltd.
3.50%, 01/23/19[f]	200	201,166

		4,674,653
HOME BUILDERS — 0.17%
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	50	52,245
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	15	15,532
8.75%, 03/15/22 (Call 03/15/19)	90	98,511
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/05/18)[c]	75	76,401
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/05/18)[c]	75	77,980
CalAtlantic Group Inc.
5.38%, 10/01/22	25	26,527
6.25%, 12/15/21 (Call 06/15/21)	50	54,123
6.63%, 05/01/20	15	16,071
CalAtlantic Group Inc.
8.38%, 05/15/18	50	50,794
8.38%, 01/15/21	75	85,429
Century Communities Inc.
6.88%, 05/15/22 (Call 03/05/18)	50	51,982
DR Horton Inc.
2.55%, 12/01/20	3	2,983
3.75%, 03/01/19 (Call 12/01/18)	175	176,573
4.00%, 02/15/20	25	25,634
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[c]	50	54,705
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	101,430
7.00%, 12/15/21 (Call 09/15/21)	75	82,550
7.50%, 09/15/22	50	56,906
8.00%, 03/15/20	25	27,339
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)[c]	25	24,714
4.13%, 01/15/22 (Call 10/15/21)	160	161,589
4.50%, 06/15/19 (Call 04/16/19)	100	101,817
4.50%, 11/15/19 (Call 08/15/19)	50	51,069
4.75%, 04/01/21 (Call 02/01/21)	45	46,474
4.75%, 11/15/22 (Call 08/15/22)	100	103,618
Meritage Homes Corp.
7.00%, 04/01/22	50	56,374
7.15%, 04/15/20	25	27,048
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	75	78,542
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	100	102,409
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/05/18)[c]	75	76,111
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	100	108,180
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	108	109,449

Security	Principal (000s)	Value
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[c]	$50	$51,655

		2,232,764
HOUSEHOLD PRODUCTS & WARES — 0.06%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	49,920
2.45%, 08/01/22 (Call 07/01/22)	200	195,710
Kimberly-Clark Corp.
1.40%, 02/15/19	80	79,443
2.15%, 08/15/20	85	84,189
3.88%, 03/01/21	25	25,831
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)[c]	250	241,735
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 03/05/18)[e]	50	51,964

		728,792
HOUSEWARES — 0.03%
Newell Brands Inc.
2.60%, 03/29/19	47	46,998
3.15%, 04/01/21 (Call 03/01/21)	165	165,675
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	110	114,957

		327,630
INSURANCE — 0.84%
Aflac Inc.
2.40%, 03/16/20	100	99,569
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	10	10,579
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	430	428,598
3.30%, 03/01/21 (Call 02/01/21)	712	719,597
3.38%, 08/15/20	75	76,076
4.88%, 06/01/22	325	347,662
Athene Global Funding
3.00%, 07/01/22[c]	250	245,950
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	800	795,848
2.90%, 10/15/20	250	252,845
3.00%, 05/15/22	209	211,447
4.25%, 01/15/21	75	78,595
Berkshire Hathaway Inc.
2.10%, 08/14/19	215	214,686
2.20%, 03/15/21 (Call 02/15/21)	329	325,522
3.40%, 01/31/22	25	25,657
China Life Insurance Co. Ltd. (5 year CMT + 2.294%)
4.00%, 07/03/75 (Call 07/03/20)[f,g]	200	199,600
China Reinsurance Finance Corp. Ltd.
3.38%, 03/09/22[f]	200	194,786
CNA Financial Corp.
5.88%, 08/15/20	150	160,731
CNO Financial Group Inc.
4.50%, 05/30/20	50	51,166

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	$150	$151,281
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[f]	200	198,124
Genworth Holdings Inc.
7.20%, 02/15/21	50	48,718
7.63%, 09/24/21	100	97,950
7.70%, 06/15/20	45	45,144
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	105,915
Hub Holdings LLC/Hub Holdings Finance Inc. (8.88% PIK)
8.13%, 07/15/19 (Call 03/05/18)[c,d]	50	50,098
HUB International Ltd.
7.88%, 10/01/21 (Call 03/05/18)[c]	150	155,946
Jackson National Life Global Funding
2.20%, 01/30/20[c]	250	248,240
2.60%, 12/09/20[c]	225	223,936
Liberty Mutual Group Inc.
5.00%, 06/01/21[c]	250	264,720
Markel Corp.
5.35%, 06/01/21	25	26,718
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	199,766
2.35%, 03/06/20 (Call 02/06/20)	25	24,874
2.75%, 01/30/22 (Call 12/30/21)	125	123,968
MassMutual Global Funding II
1.95%, 09/22/20[c]	250	245,885
2.45%, 11/23/20[c]	250	248,950
MetLife Inc.
7.72%, 02/15/19	225	237,636
Metropolitan Life Global Funding I
1.95%, 09/15/21[c]	250	241,602
2.40%, 01/08/21[c]	500	496,085
2.50%, 12/03/20[c]	150	149,303
2.65%, 04/08/22[c]	250	246,695
New York Life Global Funding
1.95%, 09/28/20[c]	250	246,050
2.00%, 04/13/21[c]	25	24,451
2.15%, 06/18/19[c]	150	149,441
2.30%, 06/10/22[c]	250	243,750
Pricoa Global Funding I
2.55%, 11/24/20[c]	250	248,652
Principal Life Global Funding II
2.15%, 01/10/20[c]	250	247,995
2.63%, 11/19/20[c]	100	99,675
Prudential Financial Inc.
2.35%, 08/15/19	115	114,637
4.50%, 11/16/21	360	380,599
5.38%, 06/21/20	175	186,217
Radian Group Inc.
5.25%, 06/15/20	59	61,826
Reliance Standard Life Global Funding II
2.38%, 05/04/20[c]	100	99,248
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[f]	200	195,260
Travelers Companies Inc. (The)
3.90%, 11/01/20	150	154,809

Security	Principal (000s)	Value
WR Berkley Corp.
7.38%, 09/15/19	$100	$107,061

		10,830,139
INTERNET — 0.33%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	199,582
3.13%, 11/28/21 (Call 09/28/21)	200	201,508
Alphabet Inc.
3.63%, 05/19/21	135	139,918
Amazon.com Inc.
1.90%, 08/21/20[c]	125	123,265
2.50%, 11/29/22 (Call 08/29/22)	72	70,880
2.60%, 12/05/19 (Call 11/05/19)	425	427,299
3.30%, 12/05/21 (Call 10/05/21)	60	61,411
Baidu Inc.
2.88%, 07/06/22	200	195,794
3.00%, 06/30/20	200	199,738
3.50%, 11/28/22	200	200,612
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[c]	50	52,072
Dr. Peng Holding HongKong Ltd.
5.05%, 06/01/20[f]	200	199,896
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	385	383,375
2.60%, 07/15/22 (Call 04/15/22)	250	244,405
2.88%, 08/01/21 (Call 06/01/21)	360	359,723
3.25%, 10/15/20 (Call 07/15/20)	50	50,674
3.80%, 03/09/22 (Call 02/09/22)	10	10,263
Expedia Inc.
5.95%, 08/15/20	95	101,911
Netflix Inc.
5.38%, 02/01/21	75	79,118
5.50%, 02/15/22	125	132,219
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	25	25,238
4.20%, 09/15/20	245	250,910
Tencent Holdings Ltd.
2.88%, 02/11/20[f]	200	200,664
3.38%, 05/02/19[f]	200	201,930
TIBCO Software Inc.
11.38%, 12/01/21 (Call 03/05/18)[c]	100	109,045

		4,221,450
IRON & STEEL — 0.21%
AK Steel Corp.
7.63%, 10/01/21 (Call 03/05/18)	75	77,812
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	102,644
ArcelorMittal
5.13%, 06/01/20	65	67,875
5.75%, 08/05/20	75	79,186
6.00%, 03/01/21	125	134,097
6.75%, 02/25/22	150	166,258
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[c,e]	50	54,442

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Baosteel Financing 2015 Pty Ltd.
3.88%, 01/28/20[f]	$200	$201,812
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[c]	50	52,005
CSN Islands XI Corp.
6.88%, 09/21/19[f]	100	98,206
CSN Resources SA
6.50%, 07/21/20[f]	100	96,608
Evraz Group SA
6.50%, 04/22/20[f]	200	211,304
Gerdau Trade Inc.
5.75%, 01/30/21[f]	500	529,035
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[f]	200	200,250
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 03/05/18)	100	102,449
U.S. Steel Corp.
7.38%, 04/01/20	75	80,752
8.38%, 07/01/21 (Call 07/01/18)[c]	119	128,376
Vale Overseas Ltd.
5.88%, 06/10/21	300	325,998

		2,709,109
LEISURE TIME — 0.04%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 03/05/18)[c]	75	74,823
Carnival Corp.
3.95%, 10/15/20	150	155,058
Gibson Brands Inc.
8.88%, 08/01/18 (Call 03/05/18)[c]	25	20,831
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[c]	100	103,155
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	79,605
5.25%, 11/15/22	50	54,314

		487,786
LODGING — 0.13%
Choice Hotels International Inc.
5.75%, 07/01/22	100	109,322
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[c]	125	131,574
10.25%, 11/15/22 (Call 11/15/19)[c]	10	11,145
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	264	256,822
2.88%, 03/01/21 (Call 02/01/21)	80	79,799
3.00%, 03/01/19 (Call 12/01/18)	100	100,519
MGM Resorts International
5.25%, 03/31/20	75	77,614
6.63%, 12/15/21	175	191,025
6.75%, 10/01/20	150	161,419
7.75%, 03/15/22	120	136,320
8.63%, 02/01/19	100	105,513

Security	Principal (000s)	Value
Studio City Co. Ltd.
7.25%, 11/30/21 (Call 11/30/18)[c]	$200	$211,226
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	85	85,754

		1,658,052
MACHINERY — 0.38%
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,366
Caterpillar Financial Services Corp.
1.35%, 05/18/19	175	172,891
1.70%, 08/09/21	140	135,272
1.85%, 09/04/20	19	18,663
1.90%, 03/22/19	250	248,928
2.00%, 11/29/19	145	144,008
2.00%, 03/05/20	125	123,748
2.10%, 06/09/19	100	99,687
2.10%, 01/10/20	100	99,359
2.25%, 12/01/19	25	24,918
2.40%, 06/06/22	75	73,694
2.50%, 11/13/20	250	249,575
2.55%, 11/29/22	33	32,450
2.85%, 06/01/22	50	50,062
7.15%, 02/15/19	250	262,455
Caterpillar Inc.
3.90%, 05/27/21	160	166,318
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[c]	35	36,766
CNH Industrial Capital LLC
3.38%, 07/15/19	225	226,694
3.88%, 10/15/21	225	229,266
4.38%, 11/06/20	100	103,257
4.38%, 04/05/22	125	128,955
4.88%, 04/01/21	100	104,855
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	40	39,534
John Deere Capital Corp.
1.25%, 10/09/19	100	98,197
1.70%, 01/15/20	75	74,008
1.95%, 03/04/19	100	99,656
1.95%, 06/22/20	100	98,828
2.05%, 03/10/20	100	99,268
2.15%, 09/08/22	285	275,723
2.20%, 03/13/20	230	228,719
2.30%, 09/16/19	60	59,964
2.35%, 01/08/21	35	34,761
2.38%, 07/14/20	90	89,726
2.55%, 01/08/21	100	99,863
2.65%, 01/06/22	55	54,742
2.80%, 03/04/21	100	100,468
3.15%, 10/15/21	85	86,420
Series 0014
2.45%, 09/11/20	100	99,801
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[c]	50	57,015
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	120	119,053
3.13%, 11/15/22 (Call 08/15/22)	50	49,884

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Vertiv Intermediate Holding Corp. (13.00% PIK)
12.00%, 02/15/22 (Call 02/15/19)[c,d]	$140	$151,397
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	75	76,567

		4,840,781
MANUFACTURING — 0.34%
3M Co.
1.63%, 06/15/19	200	198,334
2.00%, 08/07/20	100	99,181
2.00%, 06/26/22	125	121,338
Bombardier Inc.
5.75%, 03/15/22[c]	100	100,271
6.00%, 10/15/22 (Call 03/05/18)[c]	150	150,045
6.13%, 01/15/23[c]	86	86,956
7.75%, 03/15/20[c]	100	107,831
8.75%, 12/01/21[c]	200	222,954
Eaton Corp.
2.75%, 11/02/22	150	148,404
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 02/16/18)[c]	150	153,563
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	247,780
2.70%, 10/09/22	125	122,668
4.38%, 09/16/20	150	155,969
4.63%, 01/07/21	300	314,349
4.65%, 10/17/21	600	633,558
5.30%, 02/11/21	335	356,423
5.50%, 01/08/20	175	184,103
6.00%, 08/07/19	100	105,132
Illinois Tool Works Inc.
1.95%, 03/01/19	25	24,904
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/05/18)[m]	47	47,119
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21[c]	250	241,067
2.15%, 05/27/20[c]	250	247,940
2.20%, 03/16/20[c]	250	248,427
Techniplas LLC
10.00%, 05/01/20 (Call 03/05/18)[c]	31	25,723

		4,344,039
MEDIA — 1.02%
21st Century Fox America Inc.
4.50%, 02/15/21	125	131,961
6.90%, 03/01/19	200	209,492
Altice Luxembourg SA
7.75%, 05/15/22 (Call 03/05/18)[c]	290	278,200
Cable One Inc.
5.75%, 06/15/22 (Call 06/15/18)[c]	50	51,761
Cablevision Systems Corp.
5.88%, 09/15/22	100	100,955
7.75%, 04/15/18	100	100,954
8.00%, 04/15/20	50	53,811

Security	Principal (000s)	Value
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	$125	$124,627
3.38%, 03/01/22 (Call 12/01/21)	275	278,248
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 03/05/18)	40	40,586
5.25%, 09/30/22 (Call 03/05/18)	100	102,380
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/05/18)[c]	200	200,824
6.38%, 09/15/20 (Call 03/05/18)[c]	95	96,385
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	525	531,956
4.46%, 07/23/22 (Call 05/23/22)	625	646,675
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	350	359,992
Series B
7.63%, 03/15/20 (Call 03/05/18)	175	173,656
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	128,827
Comcast Corp.
3.13%, 07/15/22	215	217,472
5.15%, 03/01/20	175	184,634
5.70%, 07/01/19	250	261,472
CSC Holdings LLC
6.75%, 11/15/21	125	133,955
8.63%, 02/15/19	25	26,415
10.13%, 01/15/23 (Call 01/15/19)[c]	200	225,644
Discovery Communications LLC
2.20%, 09/20/19	61	60,533
5.63%, 08/15/19	100	104,362
DISH DBS Corp.
5.13%, 05/01/20	150	152,665
5.88%, 07/15/22	275	274,233
6.75%, 06/01/21	225	235,647
7.88%, 09/01/19	250	266,620
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22[f]	200	205,016
iHeartCommunications Inc.
6.88%, 06/15/18	20	10,050
9.00%, 12/15/19 (Call 03/05/18)	150	114,486
9.00%, 03/01/21 (Call 03/05/18)	175	128,074
9.00%, 09/15/22 (Call 03/05/18)	100	73,486
11.25%, 03/01/21 (Call 03/05/18)[c]	50	36,250
11.25%, 03/01/21 (Call 03/05/18)	25	18,282
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[c]	50	52,021
LIN Television Corp.
5.88%, 11/15/22 (Call 02/12/18)	100	103,369
McClatchy Co. (The)
9.00%, 12/15/22 (Call 03/05/18)[e]	100	104,139
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.50%, 04/15/21 (Call 03/05/18)	25	25,297
MHGE Parent LLC/MHGE Parent Finance Inc. (9.25% PIK)
8.50%, 08/01/19 (Call 03/05/18)[c,d]	129	128,635
Myriad International Holdings BV
6.00%, 07/18/20[f]	200	213,632
NBCUniversal Enterprise Inc.
1.97%, 04/15/19[c]	350	348,565
NBCUniversal Media LLC
4.38%, 04/01/21	374	393,609
5.15%, 04/30/20	250	264,635

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Quebecor Media Inc.
5.75%, 01/15/23	$60	$63,497
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	260	259,558
SFR Group SA
6.00%, 05/15/22 (Call 03/05/18)[c]	600	586,224
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 02/16/18)	50	50,689
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[c,e]	160	159,544
TEGNA Inc.
4.88%, 09/15/21 (Call 03/05/18)[c]	50	50,937
5.13%, 10/15/19 (Call 03/05/18)	53	53,653
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	285	291,068
4.13%, 02/15/21 (Call 11/15/20)	50	51,091
5.00%, 02/01/20	275	285,554
8.25%, 04/01/19	325	345,433
8.75%, 02/14/19	75	79,537
Time Warner Inc.
2.10%, 06/01/19	335	333,137
4.00%, 01/15/22	250	257,570
4.70%, 01/15/21	110	115,667
4.75%, 03/29/21	150	158,236
4.88%, 03/15/20	245	256,045
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	150	155,046
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[c]	50	51,260
9.25%, 02/15/20 (Call 03/05/18)[c]	25	24,305
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	11	10,955
3.88%, 12/15/21	120	123,040
(3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[e,g]	125	126,675
Videotron Ltd.
5.00%, 07/15/22	100	104,424
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	209,924
Walt Disney Co. (The)
0.88%, 07/12/19	30	29,423
1.85%, 05/30/19	125	124,392
2.15%, 09/17/20	250	248,172
2.30%, 02/12/21	343	340,740
2.35%, 12/01/22	40	39,192
2.45%, 03/04/22	100	98,958
2.55%, 02/15/22	8	7,950
3.75%, 06/01/21	50	51,820

		13,118,204
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	200	199,436

Security	Principal (000s)	Value
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[f]	$200	$209,708

		409,144
MINING — 0.59%
Aleris International Inc.
7.88%, 11/01/20 (Call 03/05/18)	75	75,034
9.50%, 04/01/21 (Call 04/01/18)[c]	100	105,822
ALROSA Finance SA
7.75%, 11/03/20[f]	200	221,060
Anglo American Capital PLC
3.75%, 04/10/22[c]	200	202,086
9.38%, 04/08/19[c]	100	107,662
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	341	354,548
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[c]	100	98,667
Barrick North America Finance LLC
4.40%, 05/30/21	435	457,842
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	285	285,524
(5 year USD Swap + 4.971%)
6.25%, 10/19/75 (Call 10/19/20)[c,g]	250	268,635
Century Aluminum Co.
7.50%, 06/01/21 (Call 03/05/18)[c]	50	51,459
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[f]	200	198,306
4.25%, 04/21/22[f]	200	200,154
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[c]	200	197,758
3.88%, 11/03/21[c]	200	205,164
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/05/18)[c]	50	49,193
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[c]	150	163,567
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[c]	125	126,830
9.75%, 03/01/22 (Call 03/05/18)[c]	375	413,467
Freeport-McMoRan Inc.
3.10%, 03/15/20	200	199,998
3.55%, 03/01/22 (Call 12/01/21)	250	247,535
4.00%, 11/14/21	125	126,221
6.75%, 02/01/22 (Call 03/05/18)	50	51,775
Glencore Finance Canada Ltd.
4.25%, 10/25/22[c]	100	103,803
Glencore Funding LLC
2.88%, 04/16/20[c]	100	99,922
3.00%, 10/27/22 (Call 09/27/22)[c]	100	98,399
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/05/18)	50	51,250
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[c]	25	23,250
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[c]	100	113,323
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	75	78,172
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[c]	100	106,991

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Minmetals Bounteous Finance BVI Ltd.
3.13%, 07/27/21[f]	$200	$197,852
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.85%, 04/08/22[f]	400	399,000
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[f]	200	211,250
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[c]	50	49,937
New Gold Inc.
6.25%, 11/15/22 (Call 03/05/18)[c]	100	102,592
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	225	227,644
5.13%, 10/01/19	100	103,740
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[c]	100	103,350
Petra Diamonds U.S. Treasury PLC
7.25%, 05/01/22 (Call 05/01/19)[f]	200	203,352
Polyus Gold International Ltd.
4.70%, 03/28/22[f]	200	202,086
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	100	103,081
Southern Copper Corp.
3.50%, 11/08/22	25	25,523
Taseko Mines Ltd.
8.75%, 06/15/22 (Call 06/15/19)[c]	35	36,542
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)	75	76,785
4.75%, 01/15/22 (Call 10/15/21)	150	155,241
Vedanta Resources PLC
8.25%, 06/07/21[f]	300	330,879

		7,612,271
OFFICE & BUSINESS EQUIPMENT — 0.11%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	475	455,254
4.13%, 05/15/22 (Call 04/15/22)	175	166,854
Xerox Corp.
2.75%, 09/01/20	83	82,582
4.07%, 03/17/22	708	719,908

		1,424,598
OIL & GAS — 2.62%
Aker BP ASA
6.00%, 07/01/22 (Call 07/01/19)[c]	150	156,994
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	295	310,523
6.95%, 06/15/19	50	52,740
8.70%, 03/15/19	85	90,587
Antero Resources Corp.
5.13%, 12/01/22 (Call 03/05/18)	150	153,135
5.38%, 11/01/21 (Call 03/05/18)	150	153,441
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	85	85,238

Security	Principal (000s)	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[c]	$197	$217,482
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[c]	50	50,995
Baytex Energy Corp.
5.13%, 06/01/21 (Call 03/05/18)[c]	50	48,647
BG Energy Capital PLC
4.00%, 10/15/21[c]	200	208,026
Bill Barrett Corp.
7.00%, 10/15/22 (Call 03/05/18)	50	50,875
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	186	182,351
2.24%, 05/10/19	275	274,725
2.32%, 02/13/20	560	558,628
2.50%, 11/06/22	250	245,912
2.52%, 01/15/20	25	25,043
2.52%, 09/19/22 (Call 08/19/22)	16	15,769
3.06%, 03/17/22	8	8,083
3.25%, 05/06/22	416	423,330
3.56%, 11/01/21	340	349,925
4.50%, 10/01/20	190	199,397
4.74%, 03/11/21	50	53,072
4.75%, 03/10/19	200	205,338
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[c]	300	252,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/05/18)	125	125,330
7.63%, 01/15/22 (Call 03/05/18)	25	25,381
11.50%, 01/15/21 (Call 04/15/18)[c]	100	112,853
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	110	111,906
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 03/05/18)[c]	50	50,911
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 03/05/18)	56	57,144
Cenovus Energy Inc.
5.70%, 10/15/19	220	229,660
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/05/18)	50	47,768
5.38%, 06/15/21 (Call 03/05/18)	50	49,196
6.13%, 02/15/21[e]	125	128,477
6.63%, 08/15/20	50	52,561
8.00%, 12/15/22 (Call 12/15/18)[c]	200	214,504
Chevron Corp.
1.69%, 02/28/19	10	9,947
1.96%, 03/03/20 (Call 02/03/20)	325	322,055
1.99%, 03/03/20	100	99,207
2.10%, 05/16/21 (Call 04/15/21)	475	467,324
2.19%, 11/15/19 (Call 10/15/19)	50	49,895
2.36%, 12/05/22 (Call 09/05/22)	40	39,116
2.42%, 11/17/20 (Call 10/17/20)	525	524,701
4.95%, 03/03/19	200	205,854
Citgo Holding Inc.
10.75%, 02/15/20[f]	100	107,226
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/05/18)[c]	50	50,387
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21[c]	400	413,332
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,940

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	$200	$198,608
CNPC General Capital Ltd.
1.95%, 04/16/18[f]	200	199,730
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/05/18)	250	257,112
Comstock Resources Inc. (12.25% PIK)
10.00%, 03/15/20 (Call 03/05/18)[d]	110	113,909
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/05/18)	250	253,767
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 03/05/18)	100	102,951
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[c]	75	76,898
9.25%, 03/31/22 (Call 03/31/19)[c]	64	65,793
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	460	463,326
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[c]	200	216,092
Ecopetrol SA
7.63%, 07/23/19	350	373,961
Encana Corp.
6.50%, 05/15/19	75	78,325
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	50	50,562
Ensco PLC
8.00%, 01/31/24 (Call 10/31/23)[e]	64	65,913
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	99,686
4.10%, 02/01/21	222	230,227
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/24 (Call 05/01/20)[c]	150	127,125
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	118	116,827
3.00%, 10/01/22 (Call 09/01/22)	5	4,920
4.88%, 11/15/21	2	2,117
8.13%, 06/01/19	50	53,529
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 03/05/18)	100	52,125
Exxon Mobil Corp.
1.71%, 03/01/19	500	497,575
1.82%, 03/15/19 (Call 02/15/19)	34	33,898
1.91%, 03/06/20 (Call 02/06/20)	300	297,213
2.22%, 03/01/21 (Call 02/01/21)	260	257,340
2.40%, 03/06/22 (Call 01/06/22)	210	207,304
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[f]	200	202,038
4.95%, 07/19/22[f]	400	416,548
6.00%, 01/23/21[f]	200	213,774
9.25%, 04/23/19[f]	300	322,032
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[c]	70	73,812
Husky Energy Inc.
7.25%, 12/15/19	65	70,491
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 03/05/18)	50	38,000

Security	Principal (000s)	Value
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 03/05/18)[c]	$150	$91,500
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[f]	100	102,569
KazMunayGas National Co. JSC
3.88%, 04/19/22[f]	200	201,846
6.38%, 04/09/21[f]	200	216,748
7.00%, 05/05/20[f]	100	107,546
Korea National Oil Corp.
2.00%, 10/24/21[c]	200	191,848
2.75%, 01/23/19[f]	200	200,020
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/05/18)	75	76,234
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 03/05/18)	25	18,250
8.00%, 12/01/20 (Call 03/05/18)	15	11,528
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[c]	25	26,006
Lukoil International Finance BV
3.42%, 04/24/18[f]	200	200,304
6.66%, 06/07/22[f]	200	224,108
7.25%, 11/05/19[f]	100	107,022
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	25	24,492
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	140	142,353
5.13%, 03/01/21	35	37,327
Motiva Enterprises LLC
5.75%, 01/15/20[c]	165	172,798
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	100,105
4.45%, 12/01/22 (Call 09/01/22)	100	100,517
Nabors Industries Inc.
4.63%, 09/15/21	100	97,605
5.00%, 09/15/20	100	101,511
5.50%, 01/15/23 (Call 11/15/22)[e]	100	100,183
Newfield Exploration Co.
5.75%, 01/30/22	100	106,220
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	600	622,104
Noble Holding International Ltd.
4.63%, 03/01/21	50	48,752
5.75%, 03/16/18	40	40,120
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/05/18)	50	42,673
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 03/05/18)	50	51,131
6.88%, 03/15/22 (Call 03/05/18)[e]	100	103,432
6.88%, 01/15/23 (Call 03/05/18)	100	102,873
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	275	278,333
Series 1
4.10%, 02/01/21 (Call 11/01/20)	225	233,804
Parker Drilling Co.
6.75%, 07/15/22 (Call 03/05/18)	50	43,286
7.50%, 08/01/20 (Call 03/05/18)	15	14,110
Pertamina Persero PT
4.88%, 05/03/22[f]	200	211,252
Petrobras Global Finance BV
4.88%, 03/17/20	195	200,400

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.38%, 01/27/21	$552	$575,007
5.75%, 01/20/20	275	287,328
6.13%, 01/17/22	400	426,476
8.38%, 05/23/21	500	570,345
Petroleos de Venezuela SA
9.00%, 11/17/21[f,j]	250	64,063
12.75%, 02/17/22[f,j]	400	94,000
Petroleos Mexicanos
3.50%, 07/23/20	400	403,948
4.88%, 01/24/22	500	520,215
5.38%, 03/13/22[c]	300	317,877
5.50%, 02/04/19	100	102,806
5.50%, 01/21/21	600	635,958
6.00%, 03/05/20	90	95,424
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[c]	170	182,381
Petronas Capital Ltd.
5.25%, 08/12/19[c]	100	103,799
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[f]	800	797,456
Phillips 66
4.30%, 04/01/22	65	68,318
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	75	77,360
7.50%, 01/15/20	50	54,555
Precision Drilling Corp.
6.50%, 12/15/21 (Call 03/05/18)	38	38,644
PTT Exploration & Production PCL ( 5 year CMT + 3.177%)
4.88%, 12/31/99[f,g,h]	200	202,250
Puma International Financing SA
6.75%, 02/01/21 (Call 02/07/18)[c]	200	203,312
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	50	51,503
6.88%, 03/01/21	75	81,088
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	151,537
5.75%, 06/01/21 (Call 03/01/21)	50	52,254
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[c]	250	266,012
Reliance Holdings USA Inc.
5.40%, 02/14/22[f]	250	268,227
Resolute Energy Corp.
8.50%, 05/01/20 (Call 03/05/18)	90	90,692
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	100	96,571
7.88%, 08/01/19	25	26,742
Sable Permian Resources Land LLC/AEPB Finance Corp.
13.00%, 11/30/20 (Call 11/30/18)[c]	86	98,809
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/05/18)[c]	100	82,000
7.38%, 11/01/21 (Call 03/05/18)[c,e]	65	52,244
8.00%, 06/15/20 (Call 03/05/18)[c]	50	50,648
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[e]	150	131,062
7.75%, 06/15/21 (Call 03/05/18)[e]	120	118,050
Shell International Finance BV

Security	Principal (000s)	Value
1.38%, 05/10/19	$250	$247,207
1.75%, 09/12/21	600	580,458
1.88%, 05/10/21	600	585,804
2.13%, 05/11/20	75	74,431
2.25%, 11/10/20	150	148,903
2.38%, 08/21/22	65	63,699
4.30%, 09/22/19	75	77,303
4.38%, 03/25/20	125	129,887
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[f]	600	593,976
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[f]	200	192,432
2.13%, 05/03/19[f]	200	198,274
2.75%, 05/03/21[f]	200	198,068
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22[f]	200	192,574
3.00%, 04/12/22[f]	700	691,383
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[e]	100	103,650
6.50%, 11/15/21 (Call 03/05/18)	28	28,593
6.50%, 01/01/23 (Call 03/05/18)	50	50,933
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[e]	125	122,851
Statoil ASA
2.25%, 11/08/19	300	299,346
2.45%, 01/17/23	50	48,871
2.75%, 11/10/21	250	250,427
3.15%, 01/23/22	190	192,612
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.75%, 06/01/22 (Call 06/01/20)[c]	50	43,500
Teine Energy Ltd.
6.88%, 09/30/22 (Call 03/05/18)[c]	50	52,004
Total Capital International SA
2.10%, 06/19/19	350	349,359
2.70%, 01/25/23	250	247,645
2.75%, 06/19/21	25	25,060
2.88%, 02/17/22	200	200,552
Total Capital SA
4.13%, 01/28/21	115	119,988
4.45%, 06/24/20	50	52,251
Transocean Inc.
6.50%, 11/15/20	50	52,750
8.38%, 12/15/21	100	110,000
Tullow Oil PLC
6.25%, 04/15/22 (Call 03/05/18)[c]	200	204,914
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[c]	175	175,784
Unit Corp.
6.63%, 05/15/21 (Call 03/05/18)	100	100,625
Valero Energy Corp.
6.13%, 02/01/20	145	154,773
9.38%, 03/15/19	85	91,321
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[e]	175	181,197
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	150	157,875
7.50%, 08/01/20 (Call 07/01/20)	117	126,957

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
YPF SA
8.50%, 03/23/21[f]	$150	$166,113

		33,775,430
OIL & GAS SERVICES — 0.17%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 10/01/22 (Call 04/01/18)	25	25,363
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)[c]	130	128,241
Bristow Group Inc.
6.25%, 10/15/22 (Call 03/05/18)	50	42,250
COSL Finance BVI Ltd.
3.25%, 09/06/22[c]	200	196,506
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 03/05/18)	50	50,250
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/05/18)[c]	200	199,788
9.88%, 04/01/22 (Call 04/01/20)[c]	200	216,486
McDermott International Inc.
8.00%, 05/01/21 (Call 03/05/18)[c]	75	77,133
PHI Inc.
5.25%, 03/15/19 (Call 03/05/18)	25	24,825
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20[c]	250	246,972
2.65%, 11/20/22 (Call 10/20/22)[c]	250	245,992
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[c]	170	170,988
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[c]	100	101,770
SEACOR Holdings Inc.
7.38%, 10/01/19	21	21,668
SESI LLC
7.13%, 12/15/21 (Call 03/05/18)	98	100,291
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[e]	100	95,106
5.13%, 09/15/20[e]	50	51,003
7.75%, 06/15/21 (Call 05/15/21)	95	100,555
9.63%, 03/01/19	50	53,533

		2,148,720
PACKAGING & CONTAINERS — 0.15%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[c]	200	201,384
Ball Corp.
4.38%, 12/15/20	150	153,801
5.00%, 03/15/22	100	105,369
Berry Global Inc.
5.50%, 05/15/22 (Call 03/05/18)	75	77,341
6.00%, 10/15/22 (Call 10/15/18)	75	78,303
Coveris Holdings SA
7.88%, 11/01/19 (Call 03/05/18)[c]	200	199,484
Graphic Packaging International LLC.
4.75%, 04/15/21 (Call 01/15/21)	50	51,616

Security	Principal (000s)	Value
Greif Inc.
7.75%, 08/01/19	$33	$34,992
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[c]	75	78,261
Packaging Corp. of America
2.45%, 12/15/20	150	149,238
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 03/05/18)	436	443,076
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[c]	50	54,089
WestRock RKT Co.
4.45%, 03/01/19	275	280,318

		1,907,272
PHARMACEUTICALS — 1.18%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	565	555,344
2.50%, 05/14/20 (Call 04/14/20)	425	423,780
2.90%, 11/06/22	290	287,291
3.20%, 11/06/22 (Call 09/06/22)	50	50,172
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	93	92,599
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	815	818,301
3.45%, 03/15/22 (Call 01/15/22)	375	377,325
Allergan Inc./U.S.
3.38%, 09/15/20	50	50,647
Allergan Sales LLC
5.00%, 12/15/21 (Call 09/16/21)[c]	250	264,962
AstraZeneca PLC
1.95%, 09/18/19	175	173,609
2.38%, 11/16/20	150	149,382
2.38%, 06/12/22 (Call 05/12/22)	510	497,459
Bayer U.S. Finance LLC
2.38%, 10/08/19[c]	200	199,324
BioScrip Inc.
8.88%, 02/15/21 (Call 03/05/18)	27	25,292
Bristol-Myers Squibb Co.
1.75%, 03/01/19	25	24,880
Cardinal Health Inc.
1.95%, 06/14/19	25	24,795
2.62%, 06/15/22 (Call 05/15/22)	446	434,783
3.20%, 06/15/22	25	24,901
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	560	543,592
2.25%, 08/12/19 (Call 07/12/19)	175	174,239
2.75%, 12/01/22 (Call 09/01/22)	40	38,975
2.80%, 07/20/20 (Call 06/20/20)	460	459,282
3.50%, 07/20/22 (Call 05/20/22)	84	84,617
Eli Lilly & Co.
1.95%, 03/15/19	50	49,865
2.35%, 05/15/22	73	71,776
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[c]	100	99,551
2.95%, 03/19/22 (Call 01/19/22)[c]	50	49,750
Endo Finance LLC
5.75%, 01/15/22 (Call 03/05/18)[c]	125	105,936
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/05/18)[c]	100	78,105

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
7.25%, 01/15/22 (Call 03/05/18)[c]	$25	$21,848
Express Scripts Holding Co.
2.25%, 06/15/19	230	229,002
3.05%, 11/30/22 (Call 10/30/22)	275	271,499
3.30%, 02/25/21 (Call 01/25/21)	35	35,264
3.90%, 02/15/22	6	6,140
4.75%, 11/15/21	300	317,091
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	283	283,688
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	715	698,205
1.95%, 11/10/20	3	2,971
2.25%, 03/03/22 (Call 02/03/22)	28	27,592
2.45%, 12/05/21	10	9,977
Mead Johnson Nutrition Co.
3.00%, 11/15/20	155	156,029
4.90%, 11/01/19	50	51,996
Merck & Co. Inc.
1.85%, 02/10/20	150	148,486
2.35%, 02/10/22	150	148,359
2.40%, 09/15/22 (Call 06/15/22)	75	73,849
3.88%, 01/15/21 (Call 10/15/20)	220	227,762
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	50	51,858
Mylan NV
2.50%, 06/07/19	102	101,675
3.15%, 06/15/21 (Call 05/15/21)	460	459,660
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	480	473,702
Novartis Securities Investment Ltd.
5.13%, 02/10/19	525	540,314
Pfizer Inc.
1.45%, 06/03/19	200	197,840
1.70%, 12/15/19	210	207,675
1.95%, 06/03/21	175	172,002
2.10%, 05/15/19	300	299,496
2.20%, 12/15/21	179	176,191
Sanofi
4.00%, 03/29/21	402	418,450
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	250	246,890
2.40%, 09/23/21 (Call 08/23/21)	825	805,588
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	8	7,294
Series 2
3.65%, 11/10/21	250	242,105
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	242,125
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	225	219,672
2.20%, 07/21/21	395	367,792
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/05/18)[c]	250	248,975
5.63%, 12/01/21 (Call 03/05/18)[c]	125	120,444
6.50%, 03/15/22 (Call 03/15/19)[c]	170	178,236
6.75%, 08/15/21 (Call 03/05/18)[c]	100	98,969
7.25%, 07/15/22 (Call 03/05/18)[c]	75	74,313

Security	Principal (000s)	Value
7.50%, 07/15/21 (Call 03/05/18)[c]	$215	$216,094
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	101,853

		15,209,505
PIPELINES — 0.72%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[c]	75	77,471
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	16	16,015
5.50%, 10/15/19 (Call 09/15/19)	165	171,468
6.25%, 10/15/22 (Call 10/15/18)	47	49,416
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/05/18)[c]	125	129,689
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	400	403,872
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	99,562
4.75%, 09/30/21 (Call 06/30/21)[c]	125	130,005
5.35%, 03/15/20[c]	105	109,225
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,217
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	160	165,883
5.20%, 03/15/20	50	52,360
9.88%, 03/01/19	25	26,870
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	95	93,471
Energy Transfer Equity LP
7.50%, 10/15/20	175	192,318
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	370	380,737
4.65%, 06/01/21 (Call 03/01/21)	175	182,801
9.70%, 03/15/19	125	134,334
Energy Transfer LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	264,830
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	25	24,906
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	225	225,220
2.85%, 04/15/21 (Call 03/15/21)	460	460,248
5.20%, 09/01/20	60	63,688
Series D
( 3 mo. LIBOR US + 2.986%)
4.88%, 08/16/77 (Call 08/16/22)[g]	250	251,185
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	100	104,070
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	450	455,670
5.00%, 10/01/21 (Call 07/01/21)	260	275,239
5.30%, 09/15/20	75	79,408
6.85%, 02/15/20	125	134,757
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	402,020
Magellan Midstream Partners LP
6.55%, 07/15/19	25	26,339
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/05/18)	45	45,484

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[c]	$50	$52,105
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[c]	90	91,145
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 03/05/18)	25	25,064
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	50	51,258
4.80%, 09/01/20	100	101,971
8.40%, 04/15/18	50	50,610
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	160	165,501
ONEOK Partners LP
8.63%, 03/01/19	50	53,105
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,214
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	110	109,165
3.65%, 06/01/22 (Call 03/01/22)	8	8,012
5.00%, 02/01/21 (Call 11/01/20)	125	130,237
5.75%, 01/15/20	125	131,444
Rockies Express Pipeline LLC
5.63%, 04/15/20[c]	125	131,329
6.85%, 07/15/18[c]	100	101,705
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	532,615
6.25%, 03/15/22 (Call 12/15/21)	200	220,660
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 02/16/18)	50	50,427
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	156,334
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 03/05/18)	50	50,519
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	260	269,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/05/18)	150	151,029
TransCanada PipeLines Ltd.
2.50%, 08/01/22	31	30,419
3.80%, 10/01/20	100	103,025
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	25	26,362
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	150	149,245
7.88%, 09/01/21	50	57,570
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	200,472
3.60%, 03/15/22 (Call 01/15/22)	215	217,872
4.00%, 11/15/21 (Call 08/15/21)	110	113,133
5.25%, 03/15/20	300	315,219

		9,249,727
REAL ESTATE — 0.50%
China Evergrande Group
6.25%, 06/28/21[f]	211	209,719
8.25%, 03/23/22 (Call 03/23/20)[f]	400	419,924

Security	Principal (000s)	Value
China Merchants Land Ltd.
4.02%, 12/11/18[f]	$200	$201,822
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[f]	200	202,818
China Resources Land Ltd.
4.38%, 02/27/19[f]	200	202,638
China SCE Property Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)[f]	200	193,542
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[f]	200	208,014
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[c]	38	40,400
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[f]	200	196,542
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 04/10/22[f]	200	193,354
Double Rosy Ltd.
3.63%, 11/18/19[f]	200	200,154
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[f]	200	198,554
Ezdan Sukuk Co. Ltd.
4.88%, 04/05/22[f]	400	335,280
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[f]	200	198,782
Franshion Brilliant Ltd.
5.75%, 03/19/19[f]	200	205,296
(5 year USD Swap + 3.859%)
5.75%,(Call 01/17/22)[f,g,h]	200	203,286
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[f]	200	205,060
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
4.50%, 06/01/22[f]	400	420,936
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)[f]	200	194,398
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 03/02/18)[f]	200	205,028
Mitsui Fudosan Co. Ltd.
2.95%, 01/23/23 (Call 12/23/22)[c]	200	198,872
Poly Real Estate Finance Ltd.
5.25%, 04/25/19[f]	200	203,858
Qatari Diar Finance QSC
5.00%, 07/21/20[c]	300	312,885
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[c]	75	75,923
5.25%, 12/01/21 (Call 03/05/18)[c]	60	61,702
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[f]	200	216,256
Shui On Development Holding Ltd.
8.70%, 05/19/18[f]	150	151,964
(5 year CMT + 7.627%)
6.40%,(Call 06/20/22)[f,g,h]	200	204,190
Sino-Ocean Land Treasure Finance II Ltd.
4.45%, 02/04/20[f]	200	202,568
Sun Hung Kai Properties Capital Market Ltd. (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[f,g]	200	200,746
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)[f]	200	205,354

		6,469,865

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.69%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	$25	$25,357
American Tower Corp.
2.25%, 01/15/22	362	349,428
3.30%, 02/15/21 (Call 01/15/21)	135	136,643
3.40%, 02/15/19	350	352,691
3.45%, 09/15/21	25	25,353
4.70%, 03/15/22	175	184,931
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	25	25,729
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	190	197,281
5.88%, 10/15/19 (Call 07/17/19)	400	419,616
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	50	50,330
5.00%, 10/15/22 (Call 07/15/22)	45	46,759
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	325	316,836
4.88%, 04/15/22	75	79,682
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	100	101,140
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	152,343
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	52,347
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	100	108,054
Equinix Inc.
5.38%, 01/01/22 (Call 03/05/18)	125	129,995
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	350	349,972
4.63%, 12/15/21 (Call 09/15/21)	377	400,589
4.75%, 07/15/20 (Call 04/15/20)	150	156,828
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 03/05/18)	50	51,467
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	9	9,086
4.00%, 07/15/22 (Call 06/15/22)	100	100,366
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	258	258,163
3.75%, 02/01/19 (Call 11/01/18)	185	186,835
5.38%, 02/01/21 (Call 11/03/20)	49	52,212
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	25	24,648
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	150	158,353
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	75	79,842
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[c]	100	100,941
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	70	70,929
5.00%, 07/01/19 (Call 03/05/18)	114	114,288
5.25%, 09/15/22 (Call 09/15/19)	50	50,104

Security	Principal (000s)	Value
6.00%, 04/01/22 (Call 04/01/19)	$50	$51,111
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	300	302,022
6.88%, 10/01/19	50	53,355
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	50	49,885
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	350	340,854
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 03/05/18)	50	50,582
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/05/18)	150	153,867
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[c]	150	147,960
4.88%, 07/15/22 (Call 03/05/18)	50	51,245
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[c]	100	99,412
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	75	75,418
4.15%, 02/01/22 (Call 12/01/21)	75	75,784
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	275	275,093
2.35%, 01/30/22 (Call 10/30/21)	25	24,499
2.50%, 07/15/21 (Call 04/15/21)	300	297,768
2.63%, 06/15/22 (Call 03/15/22)	250	246,495
3.38%, 03/15/22 (Call 12/15/21)	75	76,241
4.13%, 12/01/21 (Call 09/01/21)	360	375,484
4.38%, 03/01/21 (Call 12/01/20)	175	183,249
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	8	7,882
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[c]	130	130,257
5.00%, 12/15/21 (Call 09/15/21)	125	130,165
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	25	24,976
4.75%, 06/01/21 (Call 03/01/21)	25	26,273
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	125	125,676
4.13%, 06/01/21 (Call 05/01/21)	85	87,890
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	250	265,587
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	200	202,994
6.13%, 04/15/20	25	26,789

		8,877,951
RETAIL — 0.71%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 03/05/18)[c]	150	153,105
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)[c]	100	97,804
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,464
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[e]	30	32,122
Brinker International Inc.
2.60%, 05/15/18	25	24,949
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/05/18)[c]	100	70,625

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Conn’s Inc.
7.25%, 07/15/22 (Call 03/05/18)	$75	$75,014
Costco Wholesale Corp.
1.70%, 12/15/19	415	410,630
2.15%, 05/18/21 (Call 04/18/21)	89	87,841
2.30%, 05/18/22 (Call 04/18/22)	310	304,656
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	100	101,348
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 03/05/18)[c]	50	49,992
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/05/18)[e]	100	97,038
6.75%, 01/15/22 (Call 03/05/18)[e]	50	48,091
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.63%, 06/15/20 (Call 03/05/18)	25	22,286
8.63%, 06/15/20 (Call 03/05/18)[e]	30	26,741
GameStop Corp.
5.50%, 10/01/19 (Call 03/05/18)[c]	50	50,800
6.75%, 03/15/21 (Call 03/15/18)[c,e]	75	77,629
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	150	160,269
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 03/05/18)	75	77,356
Guitar Center Inc.
6.50%, 04/15/19 (Call 03/05/18)[c]	125	122,244
Home Depot Inc. (The)
1.80%, 06/05/20	50	49,353
2.00%, 06/15/19 (Call 05/15/19)	100	99,733
2.00%, 04/01/21 (Call 03/01/21)	525	516,007
2.63%, 06/01/22 (Call 05/01/22)	255	253,643
4.40%, 04/01/21 (Call 01/01/21)	60	63,074
Hot Topic Inc.
9.25%, 06/15/21 (Call 03/05/18)[c]	50	49,224
JC Penney Corp. Inc.
5.65%, 06/01/20[e]	50	49,507
8.13%, 10/01/19[e]	59	61,710
Jo-Ann Stores Holdings Inc. (10.50% PIK)
9.75%, 10/15/19 (Call 03/05/18)[c,d]	50	48,935
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	95	97,748
L Brands Inc.
5.63%, 02/15/22	150	158,337
6.63%, 04/01/21	200	215,766
7.00%, 05/01/20	50	53,893
8.50%, 06/15/19	50	53,995
Lowe’s Companies Inc.
1.15%, 04/15/19	100	98,847
3.12%, 04/15/22 (Call 01/15/22)	200	202,204
4.63%, 04/15/20 (Call 10/15/19)	100	103,635
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[e]	50	50,011
3.88%, 01/15/22 (Call 10/15/21)	390	391,482
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	49,680
2.63%, 01/15/22	91	90,267
2.75%, 12/09/20 (Call 11/09/20)	350	351,452
3.50%, 07/15/20	10	10,229

Security	Principal (000s)	Value
3.63%, 05/20/21	$100	$102,886
5.00%, 02/01/19	25	25,685
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 03/05/18)	75	74,285
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/05/18)[c,e]	125	79,531
Nordstrom Inc.
4.75%, 05/01/20	100	103,947
Penske Automotive Group Inc.
3.75%, 08/15/20	50	50,137
5.75%, 10/01/22 (Call 03/05/18)	25	25,740
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 03/05/18)[c]	15	13,468
QVC Inc.
3.13%, 04/01/19	100	100,230
5.13%, 07/02/22	175	182,850
Rite Aid Corp.
6.75%, 06/15/21 (Call 03/05/18)	125	127,465
9.25%, 03/15/20 (Call 03/05/18)	50	50,408
Sears Holdings Corp.
6.63%, 10/15/18	25	19,875
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	525	518,086
2.20%, 11/22/20	155	153,814
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	120	118,058
Target Corp.
2.30%, 06/26/19	375	375,356
2.90%, 01/15/22	285	287,767
3.88%, 07/15/20	156	161,544
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	100	100,426
Tops Holding LLC/Tops Markets II Corp.
8.00%, 06/15/22 (Call 06/15/18)[c]	50	29,500
Wal-Mart Stores Inc.
4.13%, 02/01/19	10	10,190
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	100,183
3.30%, 11/18/21 (Call 09/18/21)	225	227,297
Walmart Inc.
1.75%, 10/09/19	400	396,784
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	30	29,458
3.63%, 07/08/20	200	206,076
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	50	50,770
3.88%, 11/01/20 (Call 08/01/20)	50	50,644
6.25%, 03/15/18	100	100,291

		9,127,487
SEMICONDUCTORS — 0.32%
Advanced Micro Devices Inc.
7.50%, 08/15/22	125	138,909
Amkor Technology Inc.
6.38%, 10/01/22 (Call 03/05/18)	70	72,126
6.63%, 06/01/21 (Call 03/05/18)	50	50,660
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	125	125,414
4.30%, 06/15/21	110	115,621

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	$200	$197,910
3.00%, 01/15/22 (Call 12/15/21)[c]	810	796,117
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	120	116,784
1.85%, 05/11/20	50	49,527
2.35%, 05/11/22 (Call 04/11/22)	104	102,351
2.45%, 07/29/20	225	225,675
2.70%, 12/15/22	40	39,790
3.10%, 07/29/22	10	10,148
3.30%, 10/01/21	265	271,193
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	40	41,484
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,128
2.80%, 06/15/21 (Call 05/15/21)	75	74,933
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	137	134,237
NXP BV/NXP Funding LLC
3.88%, 09/01/22[c]	200	201,666
4.13%, 06/01/21[c]	200	204,480
4.63%, 06/15/22[c]	200	208,352
QUALCOMM Inc.
1.85%, 05/20/19	50	49,667
2.10%, 05/20/20	70	69,327
2.25%, 05/20/20	300	297,372
3.00%, 05/20/22	150	148,873
Texas Instruments Inc.
1.65%, 08/03/19	300	297,186
2.75%, 03/12/21 (Call 02/12/21)	15	15,093
Xilinx Inc.
2.13%, 03/15/19	75	74,693

		4,179,716
SOFTWARE — 0.50%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 03/05/18)[c]	25	25,383
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[c,e]	25	23,020
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[c]	220	220,700
Boxer Parent Co. Inc. (9.75% PIK)
9.00%, 10/15/19 (Call 03/05/18)[c,d]	63	62,970
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	71,133
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[c]	75	83,306
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	75	73,261
3.63%, 10/15/20 (Call 09/15/20)	400	408,456
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	150	150,223
3.50%, 10/01/22 (Call 07/01/22)	100	101,833
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK)
7.13%, 05/01/21 (Call 03/05/18)[c,d]	125	127,773

Security	Principal (000s)	Value
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/16/18)[c]	$50	$51,341
6.50%, 05/15/22 (Call 05/15/18)	270	278,767
Microsoft Corp.
1.10%, 08/08/19	375	368,970
1.55%, 08/08/21 (Call 07/08/21)	650	627,438
1.85%, 02/12/20 (Call 01/12/20)	205	203,233
2.00%, 11/03/20 (Call 10/03/20)	300	296,820
2.13%, 11/15/22	25	24,296
2.38%, 02/12/22 (Call 01/12/22)	150	148,145
2.40%, 02/06/22 (Call 01/06/22)	305	301,871
2.65%, 11/03/22 (Call 09/03/22)	130	129,376
3.00%, 10/01/20	75	76,230
4.00%, 02/08/21	20	20,881
4.20%, 06/01/19	175	179,567
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/05/18)[c]	66	66,777
Open Text Corp.
5.63%, 01/15/23 (Call 03/05/18)[c]	50	52,040
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	615	598,290
2.25%, 10/08/19	500	499,675
2.50%, 05/15/22 (Call 03/15/22)	75	74,189
2.50%, 10/15/22	230	226,143
2.80%, 07/08/21	260	261,201
3.88%, 07/15/20	150	155,220
5.00%, 07/08/19	175	181,627
VMware Inc.
2.30%, 08/21/20	50	49,034
2.95%, 08/21/22 (Call 07/21/22)	205	198,106

		6,417,295
TELECOMMUNICATIONS — 1.44%
America Movil SAB de CV
3.13%, 07/16/22	250	249,845
5.00%, 03/30/20	200	209,594
Anixter Inc.
5.13%, 10/01/21	100	105,020
AT&T Inc.
2.30%, 03/11/19	200	199,976
2.45%, 06/30/20 (Call 05/30/20)	480	476,938
2.80%, 02/17/21 (Call 01/17/21)	175	174,510
3.00%, 02/15/22	420	417,984
3.00%, 06/30/22 (Call 04/30/22)	140	138,919
3.80%, 03/15/22	710	726,898
3.88%, 08/15/21	597	614,791
4.45%, 05/15/21	60	62,714
4.60%, 02/15/21 (Call 11/15/20)	50	52,347
5.00%, 03/01/21	200	212,072
5.20%, 03/15/20	300	315,381
5.80%, 02/15/19	135	139,729
5.88%, 10/01/19	350	368,644
British Telecommunications PLC
2.35%, 02/14/19	200	199,722
CenturyLink Inc.
5.80%, 03/15/22	175	170,781
6.15%, 09/15/19	50	51,855
6.45%, 06/15/21	150	152,745
Series V
5.63%, 04/01/20	175	177,425

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Cisco Systems Inc.
1.40%, 09/20/19	$250	$246,400
1.60%, 02/28/19	75	74,512
1.85%, 09/20/21 (Call 08/20/21)	225	218,250
2.20%, 02/28/21	360	355,835
2.45%, 06/15/20	400	399,788
2.90%, 03/04/21	60	60,533
3.00%, 06/15/22	75	75,637
4.45%, 01/15/20	335	348,182
4.95%, 02/15/19	325	334,019
Colombia Telecomunicaciones SA ESP ( 5 year USD Swap + 6.958%)
8.50%, 12/29/49[f,g,h]	100	107,565
CommScope Inc.
5.00%, 06/15/21 (Call 03/05/18)[c]	100	101,902
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 03/05/18)	50	44,893
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)[c]	250	242,090
2.82%, 01/19/22 (Call 12/19/21)[c]	150	148,512
6.00%, 07/08/19	100	104,871
Digicel Group Ltd.
8.25%, 09/30/20 (Call 03/02/18)[f]	400	396,648
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	100	81,441
7.13%, 03/15/19	75	75,807
7.13%, 01/15/23	100	68,014
8.13%, 10/01/18	50	51,078
8.50%, 04/15/20	100	97,610
8.75%, 04/15/22	75	58,155
8.88%, 09/15/20 (Call 06/15/20)[e]	35	34,194
9.25%, 07/01/21	75	67,354
10.50%, 09/15/22 (Call 06/15/22)	275	227,095
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[c]	116	130,918
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)[f]	200	208,482
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/05/18)[c]	50	51,496
Hughes Satellite Systems Corp.
6.50%, 06/15/19	140	146,318
7.63%, 06/15/21	125	136,831
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 03/05/18)[c]	100	99,300
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 03/05/18)	250	218,325
7.50%, 04/01/21 (Call 03/05/18)	215	183,255
9.50%, 09/30/22[c]	100	114,711
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/05/18)	200	90,750
Juniper Networks Inc.
3.13%, 02/26/19	105	105,811
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 03/05/18)	170	172,275
6.13%, 01/15/21 (Call 03/05/18)	50	50,889
Level 3 Parent LLC
5.75%, 12/01/22 (Call 03/05/18)	100	100,856

Security	Principal (000s)	Value
Motorola Solutions Inc.
3.50%, 09/01/21	$50	$50,407
Nokia OYJ
3.38%, 06/12/22	100	98,371
5.38%, 05/15/19	35	36,158
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[f]	200	200,698
Orange SA
1.63%, 11/03/19	215	211,676
2.75%, 02/06/19	175	175,640
4.13%, 09/14/21	75	78,604
5.38%, 07/08/19	180	187,128
Qwest Corp.
6.75%, 12/01/21	125	133,690
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[c]	200	211,886
SoftBank Group Corp.
4.50%, 04/15/20[c]	200	203,244
Sprint Capital Corp.
6.90%, 05/01/19	234	243,718
Sprint Communications Inc.
6.00%, 11/15/22	325	323,905
7.00%, 03/01/20[c]	150	160,125
7.00%, 08/15/20	250	263,640
11.50%, 11/15/21	100	120,346
Sprint Corp.
7.25%, 09/15/21	360	383,605
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[c]	234	235,378
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	100	102,062
Telecom Italia Capital SA
7.18%, 06/18/19	125	132,707
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	150	150,490
Telefonica Emisiones SAU
5.13%, 04/27/20	195	205,425
5.46%, 02/16/21	300	322,905
5.88%, 07/15/19	250	261,522
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)[f]	250	248,780
Verizon Communications Inc.
1.75%, 08/15/21	200	192,878
2.45%, 11/01/22 (Call 08/01/22)	40	38,794
2.95%, 03/15/22	1,268	1,262,459
3.00%, 11/01/21 (Call 09/01/21)	389	390,198
3.13%, 03/16/22	110	110,242
3.45%, 03/15/21	77	78,655
3.50%, 11/01/21	174	177,264
Vodafone Group PLC
2.50%, 09/26/22	25	24,464
5.45%, 06/10/19	200	207,784
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[c]	50	50,593
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20 (Call 03/05/18)[e]	75	64,168
8.75%, 12/15/24 (Call 12/15/22)[c,e]	188	132,595

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Xplornet Communications Inc. (10.63% PIK)
9.63%, 06/01/22 (Call 06/01/19)[c,d]	$32	$32,729

		18,553,425
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	175	174,715
Springs Industries Inc.
6.25%, 06/01/21 (Call 03/05/18)	120	122,613

		297,328
TOYS, GAMES & HOBBIES — 0.02%
Mattel Inc.
2.35%, 05/06/19	200	197,190

		197,190
TRANSPORTATION — 0.35%
AP Moller — Maersk A/S
2.88%, 09/28/20[c]	100	100,023
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	50	50,517
4.10%, 06/01/21 (Call 03/01/21)	25	26,030
4.70%, 10/01/19	30	31,101
Canadian National Railway Co.
5.55%, 03/01/19	100	103,320
Canadian Pacific Railway Co.
7.25%, 05/15/19	150	158,632
CEVA Group PLC
7.00%, 03/01/21 (Call 02/12/18)[c]	100	98,910
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	150	154,188
4.25%, 06/01/21 (Call 03/01/21)	175	182,303
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[f]	200	201,184
FedEx Corp.
2.30%, 02/01/20	300	298,683
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/05/18)	50	29,063
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 03/05/18)[c,e]	135	115,621
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/05/18)[c]	85	70,111
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/05/18)[c]	75	61,445
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	37	37,127
3.25%, 12/01/21 (Call 09/01/21)	204	206,799
5.90%, 06/15/19	100	104,499
Norfolk Southern Railway Co.
9.75%, 06/15/20	100	115,896
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[f]	200	200,416
Ryder System Inc.

Security	Principal (000s)	Value
2.25%, 09/01/21 (Call 08/01/21)	$190	$185,364
2.45%, 09/03/19 (Call 08/03/19)	250	249,612
2.50%, 09/01/22 (Call 08/01/22)	25	24,294
2.55%, 06/01/19 (Call 05/01/19)	75	75,019
Teekay Corp.
8.50%, 01/15/20	100	104,209
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	99,620
4.16%, 07/15/22 (Call 04/15/22)	157	166,141
United Parcel Service Inc.
2.05%, 04/01/21	200	197,006
2.35%, 05/16/22 (Call 04/16/22)	275	270,366
2.45%, 10/01/22	65	63,972
3.13%, 01/15/21	180	183,281
5.13%, 04/01/19	275	283,819
United Parcel Service of America Inc.
8.38%, 04/01/20	50	56,078
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[c]	250	260,432

		4,565,081
TRUCKING & LEASING — 0.14%
Aviation Capital Group LLC
6.75%, 04/06/21[c]	250	277,332
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)[c]	45	44,406
CMBLEMTN 1 Ltd.
2.63%, 11/29/19[f]	200	196,842
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)[f]	150	149,298
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[c]	25	26,133
GATX Corp.
2.50%, 03/15/19	80	79,922
2.60%, 03/30/20 (Call 02/28/20)	50	49,796
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)[c]	25	24,006
5.25%, 08/15/22[c]	250	246,663
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[c]	100	99,945
3.38%, 02/01/22 (Call 12/01/21)[c]	325	327,424
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)[c]	250	245,633

		1,767,400

TOTAL CORPORATE BONDS & NOTES (Cost: $471,624,967)		468,206,230

FOREIGN GOVERNMENT OBLIGATIONS[n] — 7.44%

ARGENTINA — 0.16%
Argentine Republic Government International Bond
5.63%, 01/26/22	458	470,508
6.25%, 04/22/19	300	310,821
6.88%, 04/22/21	600	640,146
City of Buenos Aires Argentina
8.95%, 02/19/21[f]	200	216,470

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Provincia de Buenos Aires/Argentina
9.95%, 06/09/21[f]	$150	$168,459
10.88%, 01/26/21[f]	200	221,794

		2,028,198
BAHRAIN — 0.03%
Bahrain Government International Bond
5.50%, 03/31/20[c]	200	204,062
5.88%, 01/26/21[f]	200	206,276

		410,338
BELGIUM — 0.06%
Kingdom of Belgium Government International Bond
1.13%, 08/03/19[c]	750	737,370

		737,370
BRAZIL — 0.06%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[f]	200	202,578
5.50%, 07/12/20[f]	200	210,454
Brazilian Government International Bond
4.88%, 01/22/21	300	317,160

		730,192
CANADA — 0.68%
Canada Government International Bond
1.63%, 02/27/19	1,010	1,005,263
Export Development Canada
1.00%, 09/13/19	85	83,368
1.25%, 02/04/19	75	74,373
1.50%, 05/26/21	250	242,028
1.63%, 01/17/20	875	864,246
1.75%, 08/19/19	290	287,987
1.75%, 07/21/20	525	517,198
2.00%, 11/30/20	70	69,190
2.00%, 05/17/22	125	121,888
Province of Alberta Canada
1.90%, 12/06/19	250	247,607
2.20%, 07/26/22	175	170,275
Province of British Columbia Canada
2.00%, 10/23/22	145	140,141
2.65%, 09/22/21	65	65,080
Province of Manitoba Canada
1.75%, 05/30/19	920	913,652
2.05%, 11/30/20	250	246,158
2.10%, 09/06/22	290	280,299
2.13%, 05/04/22	75	72,950
Province of Ontario Canada
1.25%, 06/17/19	25	24,659
1.65%, 09/27/19	350	346,052
1.88%, 05/21/20	235	231,863
2.20%, 10/03/22	25	24,294

Security	Principal (000s)	Value
2.25%, 05/18/22	$675	$660,076
2.40%, 02/08/22	325	320,473
2.45%, 06/29/22[e]	50	49,239
2.50%, 09/10/21	225	223,256
4.00%, 10/07/19	380	390,195
4.40%, 04/14/20	80	83,271
Province of Quebec Canada
2.38%, 01/31/22	225	221,857
2.75%, 08/25/21	100	100,157
3.50%, 07/29/20	625	639,756

		8,716,851
CHILE — 0.05%
Chile Government International Bond
3.25%, 09/14/21	600	612,600

		612,600
CHINA — 0.03%
Export-Import Bank of China (The)
2.00%, 04/26/21[f]	200	193,792
2.50%, 07/31/19[f]	200	199,342

		393,134
COLOMBIA — 0.10%
Colombia Government International Bond
4.38%, 07/12/21	250	262,488
7.38%, 03/18/19	300	316,290
11.75%, 02/25/20	610	721,599

		1,300,377
CROATIA — 0.05%
Croatia Government International Bond
6.38%, 03/24/21[f]	200	218,182
6.63%, 07/14/20[f]	200	216,254
6.75%, 11/05/19[f]	200	213,040

		647,476
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.50%, 05/06/21[f]	400	434,352

		434,352
ECUADOR — 0.06%
Ecuador Government International Bond
10.50%, 03/24/20[f]	200	219,594
10.75%, 03/28/22[f]	450	522,698

		742,292
EGYPT — 0.03%
Egypt Government International Bond
5.75%, 04/29/20[f]	200	209,302

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.13%, 01/31/22[f]	$200	$211,936

		421,238
FINLAND — 0.02%
Finland Government International Bond
1.75%, 09/10/19[c]	200	198,538

		198,538
FRANCE — 0.14%
Agence Francaise de Developpement
1.63%, 01/21/20[f]	500	491,960
1.88%, 09/14/20[f]	200	196,182
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/21[c]	1,000	981,770
SNCF Reseau EPIC
2.00%, 10/13/20[f]	200	196,812

		1,866,724
GERMANY — 0.20%
FMS Wertmanagement AoeR
1.00%, 08/16/19	200	196,296
1.38%, 06/08/21	500	481,560
1.75%, 01/24/20	750	742,185
1.75%, 03/17/20	200	197,664
State of North Rhine-Westphalia
1.88%, 06/17/19[f]	500	497,305
State of North Rhine-Westphalia Germany
1.25%, 09/16/19[f]	300	294,798
State of Saxony-Anhalt
1.38%, 10/15/19[f]	200	196,330

		2,606,138
HUNGARY — 0.08%
Hungary Government International Bond
6.25%, 01/29/20	400	426,972
6.38%, 03/29/21	600	660,948

		1,087,920
INDIA — 0.06%
Export-Import Bank of India
2.75%, 04/01/20[f]	600	596,856
3.13%, 07/20/21[f]	200	199,536

		796,392
INDONESIA — 0.16%
Indonesia Government International Bond
4.88%, 05/05/21[f]	200	211,678
5.88%, 03/13/20[f]	350	372,473
11.63%, 03/04/19[f]	470	515,360
Perusahaan Penerbit SBSN Indonesia III

Security	Principal (000s)	Value
3.40%, 03/29/22[f]	$800	$805,096
6.13%, 03/15/19[f]	200	207,694

		2,112,301
ISRAEL — 0.01%
Israel Government International Bond
5.13%, 03/26/19	100	103,278

		103,278
JAPAN — 0.23%
Development Bank of Japan Inc.
2.50%, 10/18/22[f]	200	196,594
Japan Bank for International Cooperation
2.13%, 07/21/20	500	493,860
Japan Bank for International Cooperation
1.50%, 07/21/21	500	478,950
1.88%, 04/20/21	300	292,488
2.13%, 11/16/20	200	197,030
2.38%, 07/21/22	500	489,615
2.50%, 06/01/22	500	493,070
Japan Finance Organization for Municipalities
2.13%, 03/06/19[c]	200	199,204
4.00%, 01/13/21	100	103,368

		2,944,179
JERSEY — 0.07%
IDB Trust Services Ltd.
1.78%, 03/10/21[f]	500	486,420
Series 019
2.11%, 09/25/19	450	447,354

		933,774
KUWAIT — 0.03%
Kuwait International Government Bond
2.75%, 03/20/22[f]	400	394,660

		394,660
LEBANON — 0.09%
Lebanon Government International Bond
5.45%, 11/28/19[f]	189	188,408
5.50%, 04/23/19	100	100,008
5.80%, 04/14/20[f]	300	299,670
6.25%, 05/27/22	200	200,390
6.38%, 03/09/20	200	202,290
8.25%, 04/12/21[f]	200	213,498

		1,204,264
LITHUANIA — 0.07%
Lithuania Government International Bond
6.13%, 03/09/21[f]	500	548,480
7.38%, 02/11/20[f]	350	382,631

		931,111

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
MALAYSIA — 0.02%
Wakala Global Sukuk Bhd
4.65%, 07/06/21[c]	$250	$264,780

		264,780
MEXICO — 0.12%
Mexico Government International Bond
3.50%, 01/21/21	445	456,165
3.63%, 03/15/22	1,100	1,131,372

		1,587,537
NIGERIA — 0.02%
Nigeria Government International Bond
6.75%, 01/28/21[f]	200	213,268

		213,268
NORWAY — 0.07%
Kommunalbanken AS
1.63%, 01/15/20[c]	250	246,647
1.63%, 02/10/21[c]	500	486,830
2.13%, 03/15/19[c]	200	199,938

		933,415
OMAN — 0.03%
Oman Government International Bond
3.63%, 06/15/21[f]	200	198,682
3.88%, 03/08/22[f]	200	198,660

		397,342
PAKISTAN — 0.04%
Second Pakistan International Sukuk Co.Ltd./The
6.75%, 12/03/19[f]	490	508,429

		508,429
PANAMA — 0.04%
Panama Government International Bond
5.20%, 01/30/20	500	525,165

		525,165
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	475	502,066

		502,066
PHILIPPINES — 0.08%
Philippine Government International Bond
4.00%, 01/15/21	600	622,608

Security	Principal (000s)	Value
8.38%, 06/17/19	$325	$351,071

		973,679
POLAND — 0.10%
Republic of Poland Government International Bond
5.00%, 03/23/22	400	432,052
5.13%, 04/21/21	200	214,230
6.38%, 07/15/19	635	670,935

		1,317,217
QATAR — 0.08%
Qatar Government International Bond
2.38%, 06/02/21[f]	600	582,882
4.50%, 01/20/22[c]	200	207,686
5.25%, 01/20/20[c]	200	208,682

		999,250
ROMANIA — 0.06%
Romanian Government International Bond
6.75%, 02/07/22[f]	700	794,661

		794,661
RUSSIA — 0.14%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[f]	200	201,276
4.50%, 04/04/22[f]	600	629,808
5.00%, 04/29/20[f]	300	312,948
11.00%, 07/24/18[f]	600	624,018

		1,768,050
SAUDI ARABIA — 0.09%
KSA Sukuk Ltd.
2.89%, 04/20/22[f]	400	394,508
Saudi Government International Bond
2.38%, 10/26/21[f]	800	776,240

		1,170,748
SERBIA — 0.05%
Serbia International Bond
4.88%, 02/25/20[f]	200	206,522
5.88%, 12/03/18[f]	200	204,830
7.25%, 09/28/21[f]	200	226,352

		637,704
SLOVENIA — 0.02%
Slovenia Government International Bond
4.13%, 02/18/19[c]	200	203,498

		203,498
SOUTH AFRICA — 0.07%
Republic of South Africa Government International Bond

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
5.50%, 03/09/20	$300	$314,466
5.88%, 05/30/22	400	436,700
6.88%, 05/27/19	100	104,982

		856,148
SOUTH KOREA — 0.16%
Export-Import Bank of Korea
1.88%, 10/21/21	200	191,094
2.25%, 01/21/20	200	197,586
2.38%, 08/12/19	200	198,686
2.75%, 01/25/22	800	785,936
2.88%, 09/17/18	200	200,322
5.00%, 04/11/22	300	320,043
Korea International Bond
7.13%, 04/16/19	100	105,343

		1,999,010
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[f]	200	204,004
5.75%, 01/18/22[f]	200	207,044
6.25%, 10/04/20[f]	100	105,048

		516,096
SUPRANATIONAL — 2.97%
African Development Bank
1.00%, 05/15/19	425	418,710
1.13%, 03/04/19	585	578,805
1.13%, 09/20/19	370	363,425
1.25%, 07/26/21	130	124,452
1.88%, 03/16/20	150	148,685
2.13%, 11/16/22	150	146,261
African Export-Import Bank (The)
4.00%, 05/24/21[f]	250	253,150
Asian Development Bank
1.00%, 08/16/19	350	343,595
1.38%, 03/23/20	250	245,320
1.50%, 01/22/20	460	453,312
1.63%, 05/05/20	850	837,403
1.63%, 08/26/20[e]	400	392,536
1.63%, 03/16/21	200	194,906
1.75%, 01/10/20[e]	925	916,157
1.75%, 06/08/21[e]	500	487,750
1.75%, 09/13/22	100	96,108
1.88%, 04/12/19	485	483,501
1.88%, 02/18/22	250	243,325
2.00%, 02/16/22	450	440,244
Corp. Andina de Fomento
2.13%, 09/27/21	310	302,126
4.38%, 06/15/22	750	792,915
Council of Europe Development Bank
1.00%, 02/04/19	100	98,876
1.63%, 03/10/20	50	49,291

Security	Principal (000s)	Value
1.75%, 11/14/19	$375	$371,685
1.88%, 01/27/20	350	347,011
European Bank for Reconstruction & Development
0.88%, 07/22/19	55	53,941
1.13%, 08/24/20	635	614,978
1.63%, 05/05/20	280	275,750
1.75%, 06/14/19	675	670,936
1.75%, 11/26/19	350	346,885
European Investment Bank
1.13%, 08/15/19	550	541,079
1.25%, 05/15/19	660	652,410
1.25%, 12/16/19	645	633,409
1.38%, 06/15/20	885	865,424
1.38%, 09/15/21	300	287,901
1.63%, 03/16/20	850	838,312
1.63%, 08/14/20	25	24,528
1.63%, 12/15/20	1,600	1,564,272
1.75%, 06/17/19	400	397,684
1.75%, 05/15/20	575	567,554
1.88%, 03/15/19	875	872,716
2.00%, 03/15/21	800	788,352
2.13%, 10/15/21	540	531,787
2.25%, 03/15/22	750	739,747
2.25%, 08/15/22[e]	270	265,437
2.38%, 06/15/22	230	227,633
2.50%, 04/15/21	450	449,955
2.88%, 09/15/20	50	50,590
Inter-American Development Bank
1.00%, 05/13/19	275	270,960
1.25%, 09/14/21	255	243,652
1.63%, 05/12/20	710	699,414
1.75%, 10/15/19[e]	175	173,598
1.75%, 04/14/22	755	729,587
1.75%, 09/14/22	100	96,096
1.88%, 06/16/20	508	502,859
1.88%, 03/15/21	885	869,114
2.13%, 11/09/20	250	248,057
2.13%, 01/18/22	525	516,180
2.50%, 01/18/23	500	495,890
3.88%, 02/14/20	500	515,820
International Bank for Reconstruction & Development
0.88%, 08/15/19	125	122,504
1.13%, 11/27/19	800	784,128
1.25%, 07/26/19	875	863,117
1.38%, 04/22/19	500	495,360
1.38%, 03/30/20	1,250	1,226,250
1.38%, 05/24/21	825	795,886
1.38%, 09/20/21	600	576,012
1.63%, 09/04/20[e]	145	142,260
1.63%, 03/09/21	85	82,878
1.63%, 02/10/22	150	144,618
1.88%, 03/15/19	1,125	1,122,266
1.88%, 10/07/19	450	447,439
1.88%, 04/21/20	525	520,249
2.00%, 01/26/22	635	621,367
2.13%, 11/01/20	250	248,195
2.25%, 06/24/21	575	570,291
International Finance Corp.
1.13%, 07/20/21[e]	250	238,497
1.63%, 07/16/20	275	270,174

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.75%, 09/16/19	$750	$744,637
1.75%, 03/30/20	175	173,065
2.00%, 10/24/22	40	38,862
Nordic Investment Bank
1.13%, 02/25/19	203	200,944
1.25%, 08/02/21	250	239,340
1.50%, 09/29/20	200	195,406
1.88%, 06/14/19	500	497,980
North American Development Bank
2.40%, 10/26/22	150	145,932

		38,259,713
SWEDEN — 0.19%
Svensk Exportkredit AB
1.75%, 05/18/20	200	197,116
1.75%, 08/28/20	650	637,877
1.75%, 03/10/21	200	195,112
1.88%, 06/17/19	250	248,695
2.38%, 03/09/22	200	197,632
Sweden Government International Bond
1.13%, 03/15/19[c]	500	494,510
1.63%, 04/06/20[c]	500	492,761

		2,463,703
TURKEY — 0.23%
Export Credit Bank of Turkey
5.38%, 02/08/21[f]	200	204,496
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[f]	400	400,016
4.25%, 06/08/21[f]	200	201,500
Turkey Government International Bond
5.63%, 03/30/21	200	209,650
6.25%, 09/26/22	280	302,632
7.00%, 03/11/19	300	312,225
7.00%, 06/05/20	800	858,560
7.50%, 11/07/19	500	534,515

		3,023,594
UKRAINE — 0.07%
Ukraine Government International Bond
7.75%, 09/01/19[f]	250	264,018
7.75%, 09/01/20[f]	350	375,924
7.75%, 09/01/21[f]	200	217,578

		857,520
UNITED ARAB EMIRATES — 0.12%
Abu Dhabi Government International Bond
2.13%, 05/03/21[f]	600	584,244
2.50%, 10/11/22[f]	250	243,305
6.75%, 04/08/19[c]	200	210,140
Dubai DOF Sukuk Ltd.
6.45%, 05/02/22[f]	200	225,570

Security	Principal (000s)	Value
Emirate of Dubai Government International Bonds
7.75%, 10/05/20[f]	$100	$112,274
Sharjah Sukuk 2 Ltd.
3.84%, 01/27/21[f]	200	204,530

		1,580,063
UNITED KINGDOM — 0.01%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/22[f]	150	163,685

		163,685
URUGUAY — 0.02%
Uruguay Government International Bond
8.00%, 11/18/22	230	273,024

		273,024
VENEZUELA — 0.02%
Venezuela Government International Bond
6.00%, 12/09/20[f,j]	200	51,750
7.00%, 12/01/18[j]	100	32,375
7.75%, 10/13/19[j]	325	84,906
12.75%, 08/23/22[f,j]	300	85,875

		254,906
VIETNAM — 0.02%
Vietnam Government International Bond
6.75%, 01/29/20[f]	200	213,642

		213,642
ZAMBIA — 0.02%
Zambia Government International Bond
5.38%, 09/20/22[f]	200	194,622

		194,622

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $96,935,593)		95,806,232

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.33%

MORTGAGE-BACKED SECURITIES — 7.25%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,183	1,171,157
2.50%, 12/01/31	1,020	1,005,103
2.50%, 02/01/32	1,120	1,103,426
2.50%, 02/01/33[o]	13,799	13,585,547
3.00%, 05/01/29	495	497,866
3.00%, 05/01/30	1,066	1,072,158
3.00%, 06/01/30	88	89,033
3.00%, 07/01/30	630	632,887
3.00%, 12/01/30	1,080	1,086,259
3.00%, 05/01/31	444	446,783
3.00%, 06/01/31	290	291,763
3.00%, 02/01/33[o]	8,437	8,476,548

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
3.50%, 05/01/32	$199	$204,860
3.50%, 09/01/32	197	203,315
3.50%, 02/01/33[o]	2,989	3,062,791
4.00%, 02/01/33[o]	775	790,984
4.50%, 02/01/33[o]	355	357,995
(12 mo. LIBOR US + 1.622%)
2.50%, 02/01/45[i]	106	108,742
Federal National Mortgage Association
2.50%, 07/01/28	1,500	1,489,403
2.50%, 12/01/29	397	393,672
2.50%, 03/01/30	197	194,164
2.50%, 07/01/30	240	237,031
2.50%, 08/01/30	692	682,672
2.50%, 12/01/30	113	112,009
2.50%, 01/01/31	100	98,265
2.50%, 10/01/31	4,330	4,294,110
2.50%, 02/01/32	1,995	1,965,048
2.50%, 02/01/33[o]	14,527	14,306,825
3.00%, 10/01/27	120	120,648
3.00%, 10/01/28	562	565,864
3.00%, 11/01/28	541	544,872
3.00%, 04/01/30	235	236,397
3.00%, 07/01/30	151	152,430
3.00%, 08/01/30	530	532,974
3.00%, 09/01/30	1,075	1,082,007
3.00%, 10/01/30	517	520,633
3.00%, 11/01/30	134	134,831
3.00%, 12/01/30	437	438,883
3.00%, 02/01/31	533	536,563
3.00%, 10/01/31	153	154,269
3.00%, 01/01/32	674	677,767
3.00%, 02/01/32	298	299,786
3.00%, 03/01/32	448	451,261
3.00%, 11/01/32	1,028	1,033,910
3.00%, 01/01/33	793	797,396
3.00%, 02/01/33[o]	11,846	11,905,230
3.50%, 01/01/27	31	31,570
3.50%, 12/01/29	48	49,215
3.50%, 07/01/30	548	563,714
3.50%, 10/01/30	319	327,648
3.50%, 11/01/30	36	36,857
3.50%, 03/01/31	380	390,218
3.50%, 06/01/31	466	480,133
3.50%, 01/01/32	216	222,723
3.50%, 05/01/32	405	418,093
3.50%, 06/01/32	357	368,979
3.50%, 07/01/32	119	122,756
3.50%, 08/01/32	165	169,619
3.50%, 10/01/32	158	162,574
3.50%, 11/01/32	99	101,483
3.50%, 02/01/33[o]	2,058	2,105,913
4.00%, 02/01/33[o]	1,870	1,906,231
4.50%, 02/01/33[o]	507	507,634
5.00%, 02/01/33[o]	178	180,308
(12 mo. LIBOR US + 1.576%)
2.52%, 12/01/44[i]	110	112,629
(12 mo. LIBOR US + 1.590%)

Security	Principal (000s)	Value
2.53%, 04/01/44[i]	$255	$264,167
Series 2012-M13, Class A2
2.38%, 05/25/22	1,000	985,037
Series 2014-M13, Class A2
3.02%, 08/25/24[b]	100	100,406
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2
4.33%, 10/25/20[b]	1,000	1,040,038
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[b]	50	51,755
Series K017, Class A2
2.87%, 12/25/21	750	753,553
Series K020, Class A2
2.37%, 05/25/22	100	98,480
Series K028, Class A2
3.11%, 02/25/23	500	506,740
Series K034, Class A2
3.53%, 07/25/23[b]	1,250	1,291,061
Series K036, Class A2
3.53%, 10/25/23[b]	500	516,782
Series K038, Class A1
2.60%, 10/25/23	74	73,709
Series K703, Class A2
2.70%, 05/25/18	464	464,312
Series K725, Class A1
2.67%, 05/25/23	688	685,793

		93,236,267
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.72%
Federal Home Loan Banks
0.88%, 10/01/18	1,700	1,689,324
0.88%, 08/05/19	800	785,088
1.13%, 06/21/19	225	222,104
1.13%, 07/14/21	180	172,361
1.25%, 01/16/19	2,400	2,384,376
1.38%, 03/18/19	1,000	993,280
1.38%, 05/28/19	1,100	1,090,331
1.38%, 09/28/20	250	244,123
1.38%, 02/18/21	900	874,251
1.50%, 10/21/19	765	756,814
1.63%, 06/14/19	1,225	1,217,344
1.88%, 03/08/19	300	299,451
1.88%, 03/13/20	400	397,148
1.88%, 12/11/20	180	177,683
1.88%, 11/29/21	2,065	2,022,523
2.38%, 12/13/19	375	376,387
2.38%, 09/10/21	600	598,254
4.13%, 03/13/20	1,250	1,298,575
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	1,450	1,440,444
1.13%, 08/12/21	1,150	1,100,136
1.25%, 10/02/19	675	665,206
1.38%, 08/15/19	300	296,580
1.38%, 05/01/20	3,000	2,946,270
1.50%, 01/17/20	1,650	1,629,177
1.75%, 05/30/19	150	149,408
2.38%, 01/13/22	700	698,026
Federal National Mortgage Association
0.88%, 05/21/18	370	369,208

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
1.25%, 08/17/21	$530	$509,028
1.38%, 02/26/21	150	145,646
1.38%, 10/07/21	175	168,583
1.50%, 06/22/20	1,350	1,327,320
1.63%, 01/21/20	1,125	1,113,311
1.75%, 06/20/19	1,000	995,680
1.75%, 09/12/19	4,750	4,721,547
1.88%, 09/18/18	300	300,198
1.88%, 02/19/19	350	349,636
1.88%, 04/05/22	350	341,443
2.00%, 01/05/22	150	147,411

		35,013,675
U.S. GOVERNMENT OBLIGATIONS — 43.36%
U.S. Treasury Note/Bond
0.75%, 07/15/19	9,200	9,028,530
0.75%, 08/15/19	7,600	7,450,169
0.88%, 04/15/19	1,000	986,640
0.88%, 05/15/19	4,200	4,139,595
0.88%, 06/15/19	3,000	2,953,062
0.88%, 07/31/19	4,200	4,127,121
0.88%, 09/15/19	2,500	2,452,064
1.00%, 03/15/19	7,000	6,924,651
1.00%, 06/30/19	1,500	1,478,405
1.00%, 08/31/19	1,000	983,350
1.00%, 09/30/19	4,100	4,027,527
1.00%, 11/15/19	3,000	2,942,232
1.00%, 11/30/19	1,200	1,176,056
1.13%, 01/31/19	800	793,539
1.13%, 05/31/19	1,000	988,258
1.13%, 12/31/19	1,200	1,177,482
1.13%, 03/31/20	4,000	3,911,187
1.13%, 02/28/21	4,000	3,857,776
1.13%, 06/30/21	2,500	2,398,600
1.13%, 09/30/21	3,500	3,343,404
1.25%, 10/31/18	520	517,817
1.25%, 01/31/19	3,600	3,575,391
1.25%, 03/31/19	3,320	3,291,904
1.25%, 04/30/19	5,000	4,953,518
1.25%, 05/31/19	3,000	2,969,757
1.25%, 06/30/19	3,700	3,659,676
1.25%, 10/31/19	600	591,352
1.25%, 01/31/20	5,000	4,912,829
1.25%, 02/29/20	3,500	3,435,186
1.25%, 03/31/21	2,000	1,933,823
1.25%, 10/31/21	8,900	8,531,321
1.38%, 02/28/19	4,730	4,699,781
1.38%, 07/31/19	8,000	7,919,302
1.38%, 12/15/19	10,800	10,652,362
1.38%, 01/31/20	2,300	2,265,546
1.38%, 02/29/20	3,400	3,345,580
1.38%, 03/31/20	6,300	6,192,681
1.38%, 04/30/20	6,800	6,677,800
1.38%, 08/31/20	6,100	5,967,471
1.38%, 09/30/20	10,000	9,771,998
1.38%, 01/31/21	2,800	2,724,245

Security	Principal (000s)	Value
1.38%, 04/30/21	$2,000	$1,939,533
1.50%, 01/31/19	3,800	3,783,378
1.50%, 02/28/19	2,900	2,885,461
1.50%, 03/31/19	4,500	4,474,690
1.50%, 05/31/19	6,500	6,455,752
1.50%, 11/30/19	9,800	9,690,948
1.50%, 04/15/20	2,500	2,463,172
1.50%, 05/15/20	3,500	3,445,452
1.50%, 05/31/20	7,500	7,379,351
1.50%, 06/15/20	1,500	1,475,288
1.50%, 01/31/22	1,700	1,639,437
1.63%, 03/31/19	1,500	1,493,618
1.63%, 04/30/19	2,090	2,080,037
1.63%, 06/30/19	3,200	3,181,396
1.63%, 07/31/19	3,500	3,477,504
1.63%, 08/31/19	2,800	2,780,196
1.63%, 12/31/19	7,060	6,992,499
1.63%, 03/15/20	1,500	1,483,005
1.63%, 06/30/20	6,000	5,915,950
1.63%, 07/31/20	8,400	8,276,053
1.63%, 11/30/20	2,100	2,062,123
1.63%, 08/15/22	3,500	3,371,520
1.63%, 08/31/22	1,500	1,443,559
1.63%, 11/15/22	15,000	14,403,881
1.75%, 09/30/19	4,500	4,475,014
1.75%, 11/30/19	4,800	4,767,586
1.75%, 10/31/20	3,300	3,254,130
1.75%, 11/15/20	2,000	1,971,946
1.75%, 12/31/20	13,700	13,489,745
1.75%, 11/30/21	3,300	3,219,211
1.75%, 02/28/22	2,400	2,335,783
1.75%, 03/31/22	8,000	7,779,389
1.75%, 04/30/22	6,700	6,508,620
1.75%, 05/15/22	6,000	5,826,491
1.75%, 05/31/22	2,500	2,425,713
1.75%, 06/30/22	500	484,701
1.75%, 09/30/22	6,000	5,800,924
1.88%, 12/31/19	3,800	3,781,203
1.88%, 06/30/20	11,500	11,405,875
1.88%, 12/15/20	4,000	3,954,681
1.88%, 11/30/21	5,000	4,902,802
1.88%, 01/31/22	3,500	3,424,541
1.88%, 02/28/22	6,500	6,354,574
1.88%, 03/31/22	7,200	7,033,553
1.88%, 04/30/22	5,250	5,123,895
1.88%, 05/31/22	3,800	3,708,558
1.88%, 07/31/22	1,000	973,747
1.88%, 08/31/22	10,500	10,218,079
1.88%, 09/30/22	5,500	5,347,019
2.00%, 07/31/20	3,500	3,479,838
2.00%, 09/30/20	6,000	5,959,005
2.00%, 11/30/20	5,100	5,059,600
2.00%, 05/31/21	6,800	6,722,961
2.00%, 08/31/21	6,500	6,412,283
2.00%, 10/31/21	4,500	4,433,784
2.00%, 11/15/21	8,700	8,571,813
2.00%, 12/31/21	6,000	5,903,180
2.00%, 07/31/22	3,200	3,134,032
2.00%, 10/31/22	7,200	7,034,698
2.00%, 11/30/22	5,500	5,370,917

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
2.13%, 08/31/20	$5,000	$4,984,311
2.13%, 01/31/21	1,500	1,492,108
2.13%, 06/30/21	4,000	3,967,684
2.13%, 08/15/21	4,800	4,757,559
2.13%, 09/30/21	3,000	2,970,360
2.13%, 12/31/21	5,000	4,942,917
2.13%, 06/30/22	7,400	7,289,587
2.13%, 12/31/22	9,300	9,127,607
2.25%, 03/31/21	8,500	8,477,021
2.25%, 04/30/21	3,500	3,489,454
2.38%, 12/31/20	4,000	4,008,299
2.38%, 01/31/23	6,000	5,958,196
2.63%, 08/15/20	6,190	6,246,599
2.63%, 11/15/20	3,000	3,027,232
2.75%, 02/15/19	3,500	3,528,005
3.13%, 05/15/19	1,430	1,449,817
3.13%, 05/15/21	1,000	1,024,083
3.50%, 05/15/20	5,000	5,143,650
3.63%, 08/15/19	5,500	5,628,319
3.63%, 02/15/20	1,800	1,852,128
3.63%, 02/15/21	2,000	2,076,492
7.25%, 08/15/22	1,000	1,205,565
7.88%, 02/15/21	2,000	2,328,573
8.00%, 11/15/21	1,000	1,202,047
8.50%, 02/15/20	800	901,588
8.75%, 05/15/20	1,700	1,951,100
8.88%, 02/15/19	2,000	2,142,498

		558,145,481

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $696,962,082)		686,395,423
WARRANTS — 0.00%
Affinion Group Inc. (Expires 11/20/22)[a,l]	108	—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 6.10%

MONEY MARKET FUNDS — 6.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[k,p,q]	70,202	70,215,795
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[k,p,q]	8,273	8,273,393

		78,489,188

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,483,405)	$78,489,188

TOTAL INVESTMENTS IN SECURITIES — 104.34%
(Cost: $1,358,246,163)	1,342,974,503
Other Assets, Less Liabilities — (4.34)%	(55,825,729)

NET ASSETS — 100.00%	$1,287,148,774

CMT  —  Constant Maturity Treasury

[a]	Non-income producing security.
[b]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[e]	All or a portion of this security is on loan.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[h]	Security is perpetual in nature with no stated maturity date.
[i]	Floating rate security. Rate shown is the rate in effect as of period end.
[j]	Issuer is in default of interest payments.
[k]	Affiliate of the Fund.
[l]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[m]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[n]	Investments are denominated in U.S. dollars.
[o]	To-be-announced (TBA).
[p]	Annualized 7-day yield as of period end.
[q]	All or a portion of this security was purchased with cash collateral received from loaned securities.

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,666	10,536	[a]	—	70,202	$70,215,795	$262,152[b]	$(3,446)	$3,220
BlackRock Cash Funds: Treasury, SL Agency Shares	9,059	—		(786)[a]	8,273	8,273,393	288	—	—
PNC Bank N.A.
2.15%, 04/29/21	$250	$—		$—	$250	245,285	1,286	—	(3,500)
2.25%, 07/02/19	250	—		—	250	249,305	908	—	(1,497)
2.63%, 02/17/22	600	—		—	600	594,426	3,866	—	(10,015)
2.70%, 11/01/22	—	250		—	250	245,150	—	—	(580)
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	400	—		—	400	419,908	2,312	—	(4,279)
6.70%, 06/10/19	75	—		—	75	79,243	446	—	(527)

						$80,322,505	$271,258	$(3,446)	$(17,178)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$—	$15,264	$—		$15,264
Preferred stocks	—	97	—		97
Asset-backed securities	—	6,304,149	—		6,304,149
Collateralized mortgage obligations	—	7,757,920	—		7,757,920
Corporate bonds & notes	—	468,206,230	0	[a]	468,206,230
Foreign government obligations	—	95,806,232	—		95,806,232
U.S. government & agency obligations	—	686,395,423	—		686,395,423
Warrants	—	—	0	[a]	0	[a]
Money market funds	78,489,188	—	—		78,489,188

Total	$78,489,188	$1,264,485,315	$0	[a]	$1,342,974,503

[a]	Rounds to less than $1.

140

Schedule of Investments (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 23.28%

AUSTRALIA — 0.69%
APT Pipelines Ltd.
2.00%, 03/22/27[a]	EUR	100	$127,590
3.50%, 03/22/30[a]	GBP	100	147,983
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	42,416
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	131,104
Ausgrid Finance Pty Ltd.
3.75%, 10/30/24 (Call 07/30/24)[a]	AUD	200	161,642
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19[a]	EUR	100	126,045
0.45%, 11/22/23[a]	EUR	100	123,856
0.75%, 09/29/26[a]	EUR	200	243,270
BHP Billiton Finance Ltd.
(5 year EUR Swap + 4.800%)
5.63%, 10/22/79 (Call 10/22/24)[a,b]	EUR	100	153,513
Series 09
2.25%, 09/25/20[a]	EUR	100	131,708
Series 11
3.25%, 09/25/24[a]	GBP	150	232,117
Commonwealth Bank of Australia
0.75%, 11/04/21[a]	EUR	300	382,085
2.75%, 11/17/21[a]	AUD	200	160,917
3.00%, 09/04/26[a]	GBP	100	154,307
3.75%, 10/18/19	AUD	200	165,581
National Australia Bank Ltd.
0.30%, 10/31/25	CHF	150	160,277
0.35%, 09/07/22[a]	EUR	100	123,777
1.38%, 06/27/22[a]	GBP	200	281,028
2.25%, 06/06/25[a]	EUR	100	137,487
4.25%, 05/20/19[a]	AUD	100	83,018
Origin Energy Finance Ltd.
2.88%, 10/11/19[a]	EUR	100	130,505
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)[a]	EUR	150	193,036
Telstra Corp. Ltd.
3.50%, 09/21/22[a]	EUR	150	212,767
4.00%, 09/16/22[a]	AUD	50	42,107
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	82,629
Westpac Banking Corp.
1.13%, 09/05/27[a]	EUR	200	249,728
1.50%, 03/24/21[a]	EUR	100	130,325
3.25%, 01/22/20	AUD	100	82,194

			4,393,012
AUSTRIA — 0.45%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	127,029
1.38%, 04/09/21[a]	EUR	300	391,739
4.38%, 07/08/19[a]	EUR	50	66,653
Erste Group Bank AG
3.50%, 02/08/22	EUR	100	141,172

Security	Principal (000s)		Value
HYPO NOE Gruppe Bank AG
0.38%, 04/04/23[a]	EUR	200	$248,109
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	125,904
Novomatic AG
1.63%, 09/20/23	EUR	25	31,856
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	64,079
3.38%, 05/18/32[a]	EUR	50	78,201
3.50%, 10/19/20	EUR	600	823,503
Oesterreichische Kontrollbank AG
0.25%, 09/26/24[a]	EUR	200	244,685
0.75%, 03/07/22[a]	GBP	100	139,185
OMV AG
4.25%, 10/12/21[a]	EUR	50	71,391
(5 year EUR Swap + 4.942%)
5.25%, (Call 12/09/21)[a,b,c]	EUR	50	71,631
Telekom Finanzmanagement GmbH
1.50%, 12/07/26 (Call 09/07/26)[a]	EUR	100	126,675
UniCredit Bank Austria AG
4.13%, 02/24/21[a]	EUR	100	140,212

			2,892,024
BELGIUM — 0.32%
Anheuser-Busch InBev Finance Inc. Series MPLE
2.60%, 05/15/24 (Call 03/15/24)	CAD	150	118,535
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20[a]	EUR	100	126,149
0.80%, 04/20/23[a]	EUR	50	62,867
0.88%, 03/17/22[a]	EUR	100	126,897
2.00%, 03/17/28[a]	EUR	50	65,330
2.25%, 05/24/29[a]	GBP	100	137,899
2.75%, 03/17/36[a]	EUR	100	134,479
4.00%, 06/02/21[a]	EUR	200	280,177
Belfius Bank SA/NV
0.13%, 09/14/26[a]	EUR	200	233,942
1.38%, 06/05/20[a]	EUR	100	129,197
Eandis System Operator SCRL
1.75%, 12/04/26[a]	EUR	100	130,577
Flemish Community (The)
0.38%, 10/13/26[a]	EUR	100	119,272
KBC Bank NV
0.45%, 01/22/22[a]	EUR	100	126,318
2.00%, 01/31/23[a]	EUR	100	135,113
KBC Group NV
0.75%, 10/18/23[a]	EUR	100	124,067

			2,050,819
CANADA — 1.62%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	155,590
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	21,719
Alimentation Couche-Tard Inc.
3.06%, 07/26/24 (Call 05/26/24)	CAD	150	120,443

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	$42,016
Bank of Montreal
0.20%, 01/26/23[a]	EUR	150	184,986
0.75%, 09/21/22[a]	EUR	150	190,568
2.70%, 09/11/24	CAD	200	161,190
2.70%, 12/09/26	CAD	50	39,748
2.84%, 06/04/20	CAD	100	82,453
(3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a,b]	CAD	50	41,168
(3 mo. CDOR + 1.250%)
2.57%, 06/01/27 (Call 06/01/22)[a,b]	CAD	200	159,951
Bank of Nova Scotia (The)
0.38%, 04/06/22[a]	EUR	200	248,552
0.38%, 03/10/23[a]	EUR	150	186,526
1.90%, 12/02/21	CAD	100	79,454
2.09%, 09/09/20	CAD	200	161,801
2.27%, 01/13/20	CAD	100	81,550
2.29%, 06/28/24	CAD	200	157,325
(3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a,b]	CAD	100	82,859
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	79,394
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	40,954
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	81,973
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	162,594
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	82,803
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	130,076
Canadian Imperial Bank of Commerce
0.25%, 01/28/20[a]	EUR	200	251,544
1.70%, 10/09/18	CAD	50	40,703
2.04%, 03/21/22	CAD	100	79,670
2.47%, 12/05/22	CAD	200	161,226
Canadian Natural Resources Ltd.
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	79,815
CPPIB Capital Inc.
0.38%, 06/20/24[a]	EUR	250	306,255
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	21,799
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	97,349
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	43,889
Enbridge Inc.
4.24%, 08/27/42	CAD	100	78,833
Enbridge Pipelines Inc.
5.33%, 04/06/40	CAD	50	48,555
Fairfax Financial Holdings Ltd.
4.50%, 03/22/23	CAD	100	84,793
First Capital Realty Inc. Series R
4.79%, 08/30/24	CAD	200	175,029
Fortis Inc./Canada
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	40,445
Granite REIT Holdings LP Series 3
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	41,018
Great-West Lifeco Inc.
2.50%, 04/18/23[a]	EUR	100	135,948

Security	Principal (000s)		Value
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	$79,549
HSBC Bank Canada
2.91%, 09/29/21	CAD	100	82,249
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	120,731
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	41,821
6.93%, 06/01/32	CAD	130	148,317
Hydro-Quebec
1.00%, 05/25/19	CAD	300	241,883
5.00%, 02/15/45	CAD	250	275,865
5.00%, 02/15/50	CAD	220	250,569
6.50%, 02/15/35	CAD	100	118,459
9.63%, 07/15/22	CAD	320	339,888
Inter Pipeline Ltd.
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	79,994
Manufacturers life Insurance Co. (The) (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a,b]	CAD	50	41,394
Manulife Financial Corp. (3 mo. CDOR + 1.050%)
3.05%, 08/20/29 (Call 08/20/24)[b]	CAD	50	40,060
Metro Inc.
3.39%, 12/06/27 (Call 09/06/27)	CAD	150	119,155
National Bank of Canada
0.00%, 09/29/23[a,d]	EUR	100	121,086
2.11%, 03/18/22	CAD	100	79,786
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	46,404
Series J
2.80%, 06/01/27 (Call 03/01/27)	CAD	200	155,809
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	159,623
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	21,058
PSP Capital Inc.
1.73%, 06/21/22[a]	CAD	300	237,210
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	25,658
Royal Bank of Canada
1.40%, 04/26/19[a]	CAD	300	242,846
1.58%, 09/13/21	CAD	150	118,137
1.63%, 08/04/20[a]	EUR	150	195,103
1.92%, 07/17/20	CAD	200	161,320
2.33%, 12/05/23	CAD	150	119,188
2.77%, 12/11/18	CAD	100	82,070
(3 mo. CDOR + 1.120%)
3.45%, 09/29/26 (Call 09/29/21)[b]	CAD	400	331,923
Saputo Inc.
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	80,573
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	52,165
Sun Life Financial Inc. (3 mo. CDOR + 1.850%)
3.05%, 09/19/28 (Call 09/19/23)[b]	CAD	50	40,655
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	80,062
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	82,100

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	$124,332
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	85,305
Toronto-Dominion Bank (The)
0.25%, 04/27/22[a]	EUR	100	124,561
0.50%, 04/03/24[a]	EUR	200	248,041
0.63%, 07/29/19[a]	EUR	100	126,410
1.91%, 07/18/23	CAD	100	78,023
2.05%, 03/08/21	CAD	300	241,533
(3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)[b]	CAD	25	20,523
(3 mo. CDOR + 3.490%)
4.86%, 03/04/31 (Call 03/04/26)[b]	CAD	200	178,405
TransCanada PipeLines Ltd.
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	123,168
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	43,806
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	49,055
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	41,360

			10,359,796
CZECH REPUBLIC — 0.04%
CEZ AS
4.50%, 06/29/20[a]	EUR	200	274,969

			274,969
DENMARK — 0.36%
AP Moller - Maersk A/S
1.50%, 11/24/22[a]	EUR	100	129,283
BRFkredit A/S
0.50%, 10/01/26[a]	EUR	100	120,177
Carlsberg Breweries A/S
0.50%, 09/06/23 (Call 06/06/23)[a]	EUR	150	183,839
Danske Bank A/S
0.13%, 02/14/22[a]	EUR	100	124,330
0.38%, 09/08/20[a]	EUR	150	189,344
0.75%, 05/04/20[a]	EUR	100	126,738
4.13%, 11/26/19	EUR	50	67,300
DLR Kredit AS Series B
1.00%, 10/01/22	DKK	1,500	258,690
Nordea Kredit Realkreditaktieselskab
Series C2
3.00%, 10/01/44	DKK	426	75,429
Series CT2
1.00%, 10/01/22	DKK	1,500	259,323
Nykredit Realkredit A/S
0.38%, 06/16/20[a]	EUR	200	250,951
Series 01E
2.00%, 10/01/47	DKK	1,148	191,488
Series 13H
1.00%, 07/01/21	DKK	1,000	172,919
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)[a]	EUR	100	123,385

			2,273,196

Security	Principal (000s)		Value
FINLAND — 0.21%
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	$132,290
Nordea Mortgage Bank PLC
0.25%, 11/21/23[a]	EUR	200	246,195
4.00%, 02/10/21[a]	EUR	200	279,766
Series FI43
1.00%, 11/05/24[a]	EUR	150	192,022
OP Corporate Bank PLC
0.38%, 10/11/22[a]	EUR	100	124,075
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	100	125,858
0.25%, 03/13/24[a]	EUR	100	122,693
Sampo OYJ
1.00%, 09/18/23[a]	EUR	100	126,120

			1,349,019
FRANCE — 4.02%
Aeroports de Paris
4.00%, 07/08/21	EUR	200	281,283
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	134,023
Airbus Group Finance BV
0.88%, 05/13/26 (Call 02/13/26)[a]	EUR	100	122,554
APRR SA
1.25%, 01/06/27 (Call 10/06/26)[a]	EUR	100	125,699
Arkea Home Loans SFH
2.38%, 07/11/23[a]	EUR	100	137,796
Arkea Home Loans SFH SA
0.75%, 10/05/27[a]	EUR	200	244,359
Arkema SA
1.50%, 04/20/27 (Call 01/20/27)[a]	EUR	200	252,414
Auchan Holding SA
1.75%, 04/23/21[a]	EUR	200	261,304
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)[a]	EUR	200	250,647
5.63%, 07/04/22	EUR	100	152,759
AXA Bank Europe SCF
0.13%, 03/14/22[a]	EUR	100	124,416
AXA SA
(10 year EUR Swap + 3.900%)
3.94%, (Call 11/07/24)[a,b,c]	EUR	100	140,925
(3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a,b]	EUR	50	68,940
(3 mo. LIBOR GBP + 2.750%)
6.69%, (Call 07/06/26)[b,c]	GBP	50	88,014
(12 year GBP Swap + 4.000%)
5.45%, (Call 03/04/26)[a,b,c]	GBP	100	164,307
Banque Federative du Credit Mutuel SA
1.63%, 01/19/26[a]	EUR	100	130,004
2.38%, 03/24/26[a]	EUR	100	131,435
4.00%, 10/22/20[a]	EUR	100	137,394
4.13%, 07/20/20[a]	EUR	200	274,212
BNP Paribas Home Loan SFH SA
1.38%, 06/17/20[a]	EUR	200	259,049

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
3.75%, 01/11/21[a]	EUR	100	$139,018
BNP Paribas SA
0.75%, 11/11/22[a]	EUR	200	252,028
1.13%, 10/10/23[a]	EUR	100	125,980
2.00%, 01/28/19[a]	EUR	100	127,363
2.38%, 05/20/24[a]	EUR	50	68,390
2.88%, 10/01/26[a]	EUR	100	136,494
(5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a,b]	EUR	100	133,219
(5 year EUR Swap + 1.830%)
2.63%, 10/14/27 (Call 10/14/22)[a,b]	EUR	100	133,822
Bouygues SA
4.00%, 02/12/18[a]	EUR	50	62,361
4.50%, 02/09/22[a]	EUR	200	290,088
BPCE SA
1.13%, 12/14/22[a]	EUR	200	256,998
1.13%, 01/18/23[a]	EUR	300	379,593
5.25%, 04/16/29[a]	GBP	100	172,744
(5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a,b]	EUR	100	134,514
BPCE SFH SA
0.38%, 02/10/23[a]	EUR	200	250,000
1.00%, 06/08/29[a]	EUR	200	245,809
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21[a]	EUR	100	124,778
1.13%, 04/22/19[a]	EUR	100	126,800
Capgemini SA
0.50%, 11/09/21 (Call 08/09/21)[a]	EUR	100	125,148
Carrefour SA
1.75%, 07/15/22 (Call 04/15/22)[a]	EUR	300	392,367
4.00%, 04/09/20[a]	EUR	50	67,634
Cie. de Financement Foncier SA
0.23%, 09/14/26[a]	EUR	100	117,965
0.38%, 09/17/19	EUR	100	126,121
0.38%, 12/11/24[a]	EUR	200	245,585
0.63%, 02/10/23[a]	EUR	100	126,556
2.25%, 10/13/21	CHF	400	469,028
4.00%, 10/24/25	EUR	100	155,115
4.38%, 04/15/21	EUR	100	142,351
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	133,995
4.63%, 10/09/29[a]	GBP	100	168,113
CIF Euromortgage SA
4.13%, 01/19/22[a]	EUR	200	288,239
CNP Assurances (5 year EUR Swap + 4.100%)
4.00%, (Call 11/18/24)[a,b,c]	EUR	100	140,339
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)[a]	EUR	200	248,293
Credit Agricole Assurances SA (5 year EUR Swap + 4.500%)
4.25%, (Call 01/13/25)[a,b,c]	EUR	100	140,147
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	251,524
0.38%, 10/21/21[a]	EUR	150	189,544
0.50%, 04/03/25[a]	EUR	100	123,431
0.75%, 05/05/27[a]	EUR	100	122,730
1.38%, 02/03/32[a]	EUR	200	251,774
Credit Agricole Public Sector SCF SA
1.88%, 06/07/23[a]	EUR	200	269,169

Security	Principal (000s)		Value
Credit Agricole SA
2.63%, 03/17/27[a]	EUR	100	$132,938
3.90%, 04/19/21[a]	EUR	50	69,437
Credit Agricole SA/London
0.75%, 12/01/22[a]	EUR	300	377,866
0.88%, 01/19/22[a]	EUR	200	254,235
2.38%, 11/27/20[a]	EUR	100	132,741
Credit Mutuel Arkea SA (5 year EURIBOR ICE Swap + 1.450%)
1.88%, 10/25/29 (Call 10/25/24)[b]	EUR	200	247,730
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22[a]	EUR	200	251,255
1.13%, 02/06/19[a]	EUR	100	126,548
1.75%, 06/19/24[a]	EUR	100	134,235
Danone SA
0.71%, 11/03/24 (Call 08/03/24)[a]	EUR	100	123,683
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	128,204
3.60%, 11/23/20[a]	EUR	250	342,080
Dexia Credit Local SA
0.04%, 12/11/19[a]	EUR	50	62,643
0.25%, 03/19/20[a]	EUR	50	62,923
0.25%, 06/02/22[a]	EUR	150	186,803
0.63%, 02/03/24[a]	EUR	100	124,999
2.00%, 01/22/21[a]	EUR	300	396,384
2.13%, 02/12/25[a]	GBP	100	144,492
Electricite de France SA
1.88%, 10/13/36 (Call 07/13/36)[a]	EUR	100	114,067
2.75%, 03/10/23[a]	EUR	100	137,160
4.50%, 11/12/40[a]	EUR	50	81,703
5.50%, 10/17/41[a]	GBP	100	185,615
6.13%, 06/02/34[a]	GBP	100	193,810
6.25%, 05/30/28[a]	GBP	100	186,518
(12 year EUR Swap + 3.794%)
5.38%, (Call 01/29/25)[a,b,c]	EUR	100	141,238
(13 year GBP Swap + 4.708%)
6.00%, (Call 01/29/26)[a,b,c]	GBP	100	153,581
(7 year EUR Swap + 3.021%)
4.25%, (Call 01/29/20)[a,b,c]	EUR	200	265,188
Engie SA
0.88%, 03/27/24 (Call 12/27/23)[a]	EUR	100	125,188
1.38%, 02/28/29 (Call 11/28/28)[a]	EUR	200	247,845
1.50%, 03/13/35 (Call 12/13/34)[a]	EUR	100	120,108
7.00%, 10/30/28	GBP	50	102,316
(8 year EUR Swap + 3.424%)
4.75%, (Call 07/10/21)[a,b,c]	EUR	100	140,641
Gecina SA
1.38%, 01/26/28 (Call 10/26/27)[a]	EUR	200	249,123
Groupama SA
6.00%, 01/23/27	EUR	100	157,889
Holding d’Infrastructures de Transport SAS
0.63%, 03/27/23 (Call 12/27/22)[a]	EUR	300	370,866
ICADE
1.13%, 11/17/25 (Call 08/17/25)[a]	EUR	200	246,033
Imerys SA
1.50%, 01/15/27 (Call 10/15/26)[a]	EUR	100	125,200
Kering
2.50%, 07/15/20[a]	EUR	100	132,076
Klepierre
1.00%, 04/17/23 (Call 01/17/23)[a]	EUR	200	254,073

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	$62,890
La Banque Postale SA
4.38%, 11/30/20	EUR	100	138,907
La Poste SA
1.13%, 06/04/25[a]	EUR	100	126,201
LVMH Moet Hennessy Louis Vuitton SE
0.75%, 05/26/24 (Call 02/26/24)[a]	EUR	100	125,222
Orange SA
0.88%, 02/03/27 (Call 11/03/26)[a]	EUR	300	364,759
1.50%, 09/09/27 (Call 06/09/27)[a]	EUR	100	128,099
3.88%, 01/14/21[a]	EUR	100	138,240
8.13%, 11/20/28[a]	GBP	50	107,882
(5 year EUR Swap + 3.361%)
4.00%, (Call 10/01/21)[a,b,c]	EUR	200	275,577
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	132,458
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	122,156
1.63%, 04/11/25 (Call 01/11/25)[a]	EUR	100	128,190
Regie Autonome des Transports Parisiens
0.88%, 05/25/27[a]	EUR	100	122,828
2.88%, 09/09/22	EUR	50	69,703
Renault SA
3.13%, 03/05/21[a]	EUR	75	101,460
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	200	259,355
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	132,447
1.88%, 09/04/20 (Call 06/04/20)[a]	EUR	200	259,921
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	130,418
SNCF Mobilites
1.50%, 02/02/29[a]	EUR	100	128,175
SNCF Mobilites Group
4.63%, 02/02/24[a]	EUR	50	77,298
SNCF Reseau
1.00%, 11/09/31[a]	EUR	100	118,247
2.25%, 12/20/47[a]	EUR	100	130,729
4.25%, 10/07/26[a]	EUR	100	159,908
4.50%, 01/30/24[a]	EUR	150	230,850
SNCF Reseau EPIC
5.25%, 12/07/28[a]	GBP	150	276,822
SNCF Reseau EPIC
1.13%, 05/19/27[a]	EUR	200	251,101
Societe Generale SA
0.75%, 02/19/21[a]	EUR	200	253,712
1.00%, 04/01/22[a]	EUR	100	126,532
(5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a,b]	EUR	100	131,829
Societe Generale SCF SA
4.13%, 02/15/22[a]	EUR	100	144,873
Societe Generale SFH SA
0.75%, 10/18/27[a]	EUR	200	244,728
Societe Generale SFH SA
0.25%, 01/23/24[a]	EUR	100	123,030
2.88%, 03/14/19[a]	EUR	100	129,143
Suez
1.25%, 05/19/28 (Call 02/19/28)[a]	EUR	100	123,326
(5 year EUR Swap + 2.504%)
2.88%, (Call 04/19/24)[a,b,c]	EUR	100	131,751

Security	Principal (000s)		Value
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	$128,581
Total Capital International SA
0.25%, 07/12/23[a]	EUR	200	245,630
0.75%, 07/12/28[a]	EUR	100	119,227
TOTAL SA
(5 year EUR Swap + 1.861%)
2.25%, (Call 02/26/21)[a,b,c]	EUR	100	130,317
(5 year EUR Swap + 2.750%)
2.71%, (Call 05/05/23)[a,b,c]	EUR	100	132,740
(5 year EUR Swap + 3.350%)
3.37%, (Call 10/06/26)[a,b,c]	EUR	100	136,493
Unibail-Rodamco SE
1.50%, 02/22/28[a]	EUR	100	126,640
3.88%, 11/05/20[a]	EUR	100	137,617
Valeo SA
0.63%, 01/11/23 (Call 10/11/22)[a]	EUR	100	125,007
Veolia Environnement SA
1.50%, 11/30/26 (Call 08/30/26)[a]	EUR	100	128,294
4.38%, 12/11/20[a]	EUR	100	139,469
6.13%, 11/25/33	EUR	25	50,358
Vivendi SA
1.13%, 11/24/23 (Call 08/24/23)[a]	EUR	100	126,449
Wendel SA
1.00%, 04/20/23 (Call 01/20/23)[a]	EUR	200	251,704

			25,653,428
GERMANY — 3.42%
Allianz Finance II BV (3 mo. Euribor + 3.349%)
5.75%, 07/08/41 (Call 07/08/21)[b]	EUR	100	145,804
Allianz Finance II BV Co.
1.38%, 04/21/31 (Call 01/21/31)[a]	EUR	100	123,035
Allianz SE
(10 mo. EURIBOR ICE Swap + 3.200%)
3.38%, (Call 09/18/24)[a,b,c]	EUR	100	137,033
(3 mo. Euribor + 3.350%)
3.10%, 07/06/47 (Call 07/06/27)[a,b]	EUR	100	137,180
(5 year CHF Swap (vs 6 month LIBOR) + 2.573%)
3.25%, (Call 07/04/19)[b,c]	CHF	50	55,879
alstria office REIT-AG
2.13%, 04/12/23 (Call 01/12/23)[a]	EUR	100	132,496
ATF Netherlands BV
1.50%, 05/03/22[a]	EUR	100	129,181
BASF SE
0.88%, 10/06/31 (Call 07/06/31)[a]	EUR	100	116,511
Series 10Y
2.00%, 12/05/22[a]	EUR	100	134,725
Bayer AG (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a,b]	EUR	100	128,685
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	125,481
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR	100	122,335
Berlin Hyp AG
1.25%, 04/23/21	EUR	200	259,704

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	$132,073
BMW Finance NV
0.13%, 04/15/20[a]	EUR	200	249,800
0.88%, 11/17/20[a]	EUR	150	190,979
0.88%, 04/03/25[a]	EUR	200	248,911
1.00%, 01/21/25[a]	EUR	50	62,933
Commerzbank AG
0.05%, 07/11/24[a]	EUR	100	120,990
1.00%, 02/05/19[a]	EUR	50	63,179
1.13%, 09/19/25[a]		300	370,172
4.00%, 03/23/26[a]	EUR	25	35,845
4.00%, 03/30/27[a]	EUR	110	157,804
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	125,379
Daimler AG
0.63%, 03/05/20[a]	EUR	200	252,255
0.85%, 02/28/25[a]	EUR	100	124,166
1.00%, 11/15/27[a]	EUR	200	242,346
1.50%, 07/03/29[a]	EUR	150	186,379
2.75%, 12/04/20[a]	GBP	100	147,814
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	40,463
Deutsche Bahn Finance BV
0.63%, 09/26/28[a]	EUR	150	178,437
0.88%, 07/11/31[a]	EUR	20	23,255
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21[a]	EUR	200	288,035
Deutsche Bahn Finance GMBH
1.38%, 07/07/25 (Call 04/07/25)[a]	GBP	100	138,475
3.50%, 09/27/24[a]	AUD	100	81,215
Deutsche Bank AG
0.25%, 08/31/28[a]	EUR	150	171,172
0.63%, 12/19/23	CHF	100	107,135
0.75%, 03/21/22	CHF	150	163,343
1.13%, 03/17/25[a]	EUR	100	122,363
Deutsche Genossenschafts-Hypothekenbank AG
0.05%, 12/06/24	EUR	100	120,414
Deutsche Hypothekenbank AG
0.25%, 05/17/24	EUR	100	122,705
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	124,717
0.05%, 09/05/22[a]	EUR	200	247,157
0.50%, 01/19/23[a]	EUR	100	125,722
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	31,354
2.88%, 12/11/24[a]	EUR	75	106,312
Deutsche Telekom International Finance BV
0.38%, 10/30/21[a]	EUR	150	187,120
0.63%, 04/03/23[a]	EUR	100	124,615
1.50%, 04/03/28[a]	EUR	75	93,879
2.00%, 10/30/19[a]	EUR	50	64,620
2.25%, 04/13/29[a]	GBP	100	137,343
DVB Bank SE
0.88%, 04/09/21[a]	EUR	100	125,067
E.ON International Finance BV
6.38%, 06/07/32	GBP	50	100,119
E.ON SE
1.63%, 05/22/29 (Call 02/22/29)[a]	EUR	100	124,798
EnBW International Finance BV
6.13%, 07/07/39	EUR	30	62,729

Security	Principal (000s)		Value
Eurogrid GmbH
3.88%, 10/22/20[a]	EUR	150	$205,734
Evonik Finance BV
0.00%, 03/08/21 (Call 12/08/20)[a,d,e]	EUR	100	123,729
FMS Wertmanagement AoeR
0.05%, 07/06/21[a]	EUR	300	375,426
Fresenius Finance Ireland PLC
0.88%, 01/31/22 (Call 10/31/21)[a]	EUR	100	126,388
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)[a]	EUR	150	190,856
HSH Nordbank AG
0.38%, 04/27/23[a]	EUR	75	92,149
innogy Finance BV
6.13%, 07/06/39[a]	GBP	50	104,050
6.25%, 06/03/30[a]	GBP	50	96,087
6.50%, 08/10/21[a]	EUR	100	152,411
KfW
0.00%, 04/28/22[d]	EUR	300	373,030
0.00%, 09/15/23[d]	EUR	200	244,887
0.05%, 05/30/24	EUR	50	60,879
0.13%, 06/01/20	EUR	710	894,354
0.25%, 06/30/25	EUR	400	488,897
0.38%, 03/15/23	EUR	300	376,678
0.38%, 03/09/26	EUR	370	450,778
0.63%, 07/04/22	EUR	200	255,067
0.63%, 02/22/27	EUR	120	147,412
0.88%, 03/15/22[a]	GBP	500	701,633
1.13%, 01/15/20	EUR	240	307,985
1.13%, 09/15/32[a]	EUR	120	148,415
1.13%, 06/15/37[a]	EUR	100	119,553
1.25%, 10/17/19	EUR	50	64,100
1.25%, 07/04/36[a]	EUR	110	135,051
1.38%, 02/01/21[a]	GBP	120	172,153
1.75%, 10/29/19	CAD	50	40,605
2.13%, 08/15/23	EUR	50	68,536
2.75%, 04/16/20[a]	AUD	600	490,616
3.38%, 01/18/21	EUR	50	68,918
3.88%, 01/21/19	EUR	50	64,953
5.00%, 03/19/24	AUD	70	63,048
6.00%, 08/20/20	AUD	50	44,138
6.00%, 12/07/28	GBP	50	100,171
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21[a]	EUR	100	124,705
0.13%, 02/21/22[a]	EUR	200	249,571
0.20%, 12/13/21[a]	EUR	300	371,337
0.38%, 01/29/19[a]	EUR	300	376,113
0.50%, 06/07/22[a]	EUR	100	124,737
Landesbank Hessen-Thueringen Girozentrale
0.00%, 11/23/20[a,d]	EUR	200	250,476
1.00%, 02/25/19[a]	EUR	100	126,469
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26[a]	EUR	130	157,711
0.88%, 03/07/22[a]	GBP	100	139,732
Landwirtschaftliche Rentenbank
0.25%, 07/15/24[a]	EUR	200	246,160
0.38%, 01/22/24[a]	EUR	100	124,606
0.63%, 05/18/27[a]	EUR	200	244,640
1.25%, 05/20/22[a]	EUR	50	65,540

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
1.50%, 12/23/19[a]	GBP	50	$71,979
2.60%, 03/23/27[a]	AUD	100	76,355
2.70%, 01/20/20	AUD	50	40,841
2.70%, 09/05/22[a]	AUD	70	56,537
Linde AG Series 10
2.00%, 04/18/23[a]	EUR	50	67,484
Linde Finance BV
0.25%, 01/18/22	EUR	100	124,908
Merck KGaA (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a,b]	EUR	25	33,070
Muenchener Hypothekenbank eG
0.63%, 10/23/26[a]	EUR	200	246,203
2.50%, 07/04/28[a]	EUR	100	142,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (3 mo. LIBOR GBP + 4.950%)
6.63%, 05/26/42 (Call 05/26/22)[a,b]	GBP	100	169,120
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	62,557
NRW Bank
0.25%, 05/16/24[a]	EUR	150	184,267
0.38%, 11/17/26[a]	EUR	100	120,159
0.50%, 05/11/26[a]	EUR	50	61,113
1.25%, 10/22/18[a]	EUR	50	63,070
SAP SE
2.13%, 11/13/19[a]	EUR	100	129,655
Siemens Financieringsmaatschappij NV
1.75%, 03/12/21[a]	EUR	150	196,437
2.88%, 03/10/28[a]	EUR	50	72,751
UniCredit Bank AG
0.13%, 03/01/22[a]	EUR	150	186,993
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	35,868
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100	131,317
(10 year EUR Swap + 3.370%)
3.88%, (Call 06/14/27)[a,b,c]	EUR	100	131,738
(12 year EUR Swap + 2.967%)
4.63%, (Call 03/24/26)[a,b,c]	EUR	50	70,664
(5 year EUR Swap + 2.540%)
2.70%, (Call 12/14/22)[a,b,c]	EUR	200	258,493
(7 year EUR Swap + 2.200%)
2.50%, (Call 03/20/22)[a,b,c]	EUR	25	32,170
Series 10Y
1.88%, 03/30/27[a]	EUR	100	127,106
Series 4Y
0.50%, 03/30/21[a]	EUR	200	250,737
Volkswagen Leasing GmbH
1.13%, 04/04/24[a]	EUR	150	187,853
Vonovia Finance BV
0.75%, 01/25/22[a]	EUR	200	251,462
1.50%, 06/10/26[a]	EUR	100	125,655
1.63%, 12/15/20[a]	EUR	100	129,818
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	81,913
WL BANK AG Westfaelische Landschaft Bodenkreditbank
0.50%, 07/29/22	EUR	100	126,380
0.75%, 02/02/26[a]	EUR	100	125,123

			21,794,788

Security	Principal (000s)		Value
HONG KONG — 0.04%
CK Hutchison Finance 16 II Ltd.
0.88%, 10/03/24[a]	EUR	100	$122,789
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	128,906

			251,695
INDIA — 0.02%
Bharti Airtel International Netherlands BV
3.38%, 05/20/21[a]	EUR	100	135,493

			135,493
IRELAND — 0.08%
AIB Mortgage Bank
0.88%, 02/04/23[a]	EUR	100	127,938
Bank of Ireland
3.25%, 01/15/19[a]	EUR	100	128,629
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	130,119
ESB Finance DAC
3.49%, 01/12/24[a]	EUR	100	143,189

			529,875
ITALY — 0.97%
A2A SpA
1.63%, 10/19/27 (Call 07/19/27)[a]	EUR	100	122,172
Aeroporti di Roma SpA
1.63%, 06/08/27 (Call 03/08/27)[a]	EUR	150	188,918
Assicurazioni Generali SpA
4.13%, 05/04/26[a]	EUR	100	142,248
(3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a,b]	EUR	100	160,702
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	128,290
1.88%, 11/04/25[a]	EUR	100	129,985
1.88%, 09/26/29 (Call 06/26/29)[a]	EUR	100	125,734
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21[a]	EUR	100	134,673
Series 16
2.88%, 07/16/24[a]	EUR	200	276,312
Banco Popolare SC
0.75%, 03/31/22[a]	EUR	150	188,144
Credit Agricole Cariparma SpA
0.25%, 09/30/24[a]	EUR	100	119,803
Enel Finance International NV
1.38%, 06/01/26[a]	EUR	150	187,720
5.00%, 09/14/22[a]	EUR	100	151,052
5.63%, 08/14/24[a]	GBP	100	171,191
5.75%, 09/14/40[a]	GBP	50	97,644
Eni SpA
0.75%, 05/17/22[a]	EUR	150	189,804
1.13%, 09/19/28[a]	EUR	150	177,452
1.75%, 01/18/24[a]	EUR	100	131,597

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
2.63%, 11/22/21[a]	EUR	100	$135,518
FCA Bank SpA/Ireland
0.25%, 10/12/20[a]	EUR	200	249,474
1.25%, 09/23/20[a]	EUR	100	128,047
Ferrovie dello Stato Italiane SpA
1.50%, 06/27/25[a]	EUR	100	124,336
Hera SpA
0.88%, 10/14/26[a]	EUR	100	118,390
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	126,574
1.13%, 01/14/20[a]	EUR	300	381,697
1.38%, 01/18/24[a]	EUR	100	127,483
1.38%, 12/18/25[a]	EUR	100	128,874
4.38%, 10/15/19[a]	EUR	100	133,906
Italgas SpA
0.50%, 01/19/22[a]	EUR	200	249,586
Mediobanca SpA Series 4
1.38%, 11/10/25[a]	EUR	100	127,347
Snam SpA
0.88%, 10/25/26[a]	EUR	100	119,382
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	126,787
1.38%, 07/26/27[a]	EUR	100	123,696
UniCredit SpA
3.25%, 01/14/21[a]	EUR	150	203,439
5.00%, 10/31/21[a]	EUR	200	294,186
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	190,942
1.13%, 10/04/27[a]	EUR	200	246,517

			6,159,622
JAPAN — 0.25%
American Honda Finance Corp.
1.38%, 11/10/22	EUR	100	130,097
Asahi Group Holdings Ltd.
1.15%, 09/19/25 (Call 06/19/25)[a]	EUR	200	247,212
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.88%, 03/11/22[a]	EUR	100	126,531
East Japan Railway Co.
4.50%, 01/25/36[a]	GBP	50	90,883
Honda Canada Finance Inc. Series 16-4
1.82%, 12/07/21	CAD	50	39,597
Mitsubishi UFJ Financial Group Inc.
0.87%, 09/07/24[a]	EUR	200	246,414
Nomura Europe Finance NV
1.50%, 05/12/21[a]	EUR	100	129,039
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/11/24[a]	EUR	200	247,518
1.55%, 06/15/26[a]	EUR	100	127,179
Toyota Motor Credit Corp.
0.75%, 07/21/22[a]	EUR	150	190,269

			1,574,739

Security	Principal (000s)		Value
JERSEY — 0.03%
Heathrow Funding Ltd.
1.50%, 02/11/30[a]	EUR	150	$184,405

			184,405
LIECHTENSTEIN — 0.02%
LGT Bank AG
1.88%, 02/08/23	CHF	100	116,799

			116,799
LUXEMBOURG — 0.10%
JAB Holdings BV
1.25%, 05/22/24[a]	EUR	200	251,368
NORD/LB Luxembourg SA Covered Bond Bank
0.25%, 03/10/20[a]	EUR	300	376,442

			627,810
MEXICO — 0.14%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	136,111
4.75%, 06/28/22	EUR	50	73,981
5.00%, 10/27/26	GBP	100	170,023
5.75%, 06/28/30	GBP	50	91,405
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100	120,518
3.75%, 02/21/24[a]	EUR	100	135,245
3.75%, 11/16/25[a]	GBP	100	143,776

			871,059
NETHERLANDS — 1.36%
ABN AMRO Bank NV
0.63%, 05/31/22[a]	EUR	200	251,995
0.88%, 01/14/26[a]	EUR	100	126,334
1.13%, 01/12/32[a]	EUR	200	243,322
1.38%, 01/12/37[a]	EUR	100	122,622
1.88%, 07/31/19[a]	EUR	100	128,847
4.13%, 03/28/22[a]	EUR	300	431,544
(5 year EUR Swap + 2.350%)
2.88%, 06/30/25 (Call 06/30/20)[a,b]	EUR	100	131,914
Achmea Bank NV
0.38%, 11/22/24[a]	EUR	300	366,146
Aegon Bank NV
0.25%, 05/25/23[a]	EUR	100	123,332
Aegon NV
6.13%, 12/15/31	GBP	50	97,061
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)[a]	EUR	100	124,178
ASML Holding NV
1.38%, 07/07/26 (Call 04/07/26)[a]	EUR	100	127,171
Bank Nederlandse Gemeenten NV
0.20%, 11/09/24[a]	EUR	150	183,161
0.25%, 06/07/24[a]	EUR	200	245,923

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
0.38%, 01/14/22[a]	EUR	50	$63,115
1.00%, 03/15/22[a]	GBP	200	281,065
1.00%, 01/12/26[a]	EUR	200	254,639
1.38%, 10/21/30[a]	EUR	50	63,605
1.88%, 06/06/19[a]	EUR	50	64,259
2.25%, 07/17/23[a]	EUR	80	110,191
Cooperatieve Rabobank UA
0.50%, 12/06/22[a]	EUR	200	249,902
1.13%, 04/08/21	CHF	100	111,847
1.25%, 03/23/26[a]	EUR	100	127,023
1.38%, 02/03/27[a]	EUR	50	63,861
2.25%, 03/23/22[a]	GBP	100	146,561
3.88%, 07/25/23[a]	EUR	100	144,035
4.13%, 01/14/20	EUR	150	202,344
4.38%, 06/07/21	EUR	150	213,283
5.38%, 08/03/60[a]	GBP	50	120,332
Series 2541
4.00%, 09/19/22	GBP	50	78,598
de Volksbank NV
0.13%, 09/28/20[a]	EUR	200	249,302
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)[a]	EUR	150	185,631
2.13%, 08/04/20[a]	EUR	100	130,968
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	126,638
0.75%, 02/22/21[a]	EUR	100	127,013
3.38%, 01/10/22[a]	EUR	100	140,689
4.00%, 01/17/20[a]	EUR	200	270,385
ING Groep NV (5 year EUR Swap + 1.250%)
1.63%, 09/26/29 (Call 09/26/24)[a,b]	EUR	200	249,915
Koninklijke KPN NV
3.75%, 09/21/20[a]	EUR	150	204,517
5.63%, 09/30/24[a]	EUR	50	81,486
5.75%, 09/17/29[a]	GBP	100	178,890
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
0.13%, 06/01/23[a]	EUR	100	123,438
Nederlandse Gasunie NV
0.00%, 11/18/19 (Call 10/18/19)[a,d]	EUR	100	124,861
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	126,106
0.50%, 04/29/30[a]	EUR	100	114,846
1.25%, 06/07/32[a]	EUR	100	123,192
1.63%, 01/29/48[a]	EUR	100	123,849
NN Group NV
1.00%, 03/18/22[a]	EUR	100	127,390
(3 mo. Euribor + 3.950%)
4.63%, 04/08/44 (Call 04/08/24)[a,b]	EUR	100	144,713
Shell International Finance BV
0.88%, 08/21/28	CHF	75	83,228
1.25%, 03/15/22[a]	EUR	100	129,696
1.88%, 09/15/25[a]	EUR	100	134,129
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)[a]	EUR	100	122,434
1.00%, 06/13/26 (Call 03/13/26)[a]	EUR	100	124,021
Unilever NV
1.00%, 02/14/27[a]	EUR	100	124,108

			8,669,655

Security	Principal (000s)		Value
NEW ZEALAND — 0.13%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23[a]	EUR	100	$121,392
ASB Finance Ltd./London
0.63%, 10/18/24[a]	EUR	200	246,848
BNZ International Funding Ltd./London
0.13%, 06/17/21[a]	EUR	150	186,709
Westpac Securities NZ Ltd./London
0.13%, 06/16/21[a]	EUR	100	124,560
0.38%, 02/05/24[a]	CHF	150	162,346

			841,855
NORWAY — 0.29%
DNB Bank ASA
4.38%, 02/24/21[a]	EUR	100	140,818
DNB Boligkreditt AS
0.05%, 01/11/22[a]	EUR	300	372,167
0.38%, 01/14/21[a]	EUR	100	126,145
1.88%, 06/18/19[a]	EUR	100	128,453
Eika Boligkreditt AS
1.50%, 03/12/21[a]	EUR	100	130,340
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22[a]	EUR	200	247,927
1.50%, 01/20/20[a]	EUR	100	128,890
SpareBank 1 SR-Bank ASA
0.38%, 02/10/22[a]	EUR	100	123,877
Statoil ASA
1.25%, 02/17/27 (Call 11/17/26)[a]	EUR	100	126,036
2.88%, 09/10/25[a]	EUR	100	142,802
5.63%, 03/11/21[a]	EUR	50	73,027
Telenor ASA
2.63%, 12/06/24[a]	EUR	100	139,335

			1,879,817
POLAND — 0.03%
Powszechna Kasa Oszczednosci Bank Polski SA
0.75%, 07/25/21[a]	EUR	150	189,051

			189,051
PORTUGAL — 0.05%
Caixa Geral de Depositos SA
1.00%, 01/27/22[a]	EUR	100	126,644
EDP Finance BV
1.13%, 02/12/24[a]	EUR	100	125,346
4.13%, 06/29/20[a]	EUR	50	68,357

			320,347
SINGAPORE — 0.04%
DBS Bank Ltd.
0.38%, 11/21/24[a]	EUR	200	243,185

			243,185

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
SPAIN — 1.20%
Abertis Infraestructuras SA
1.00%, 02/27/27[a]	EUR	100	$117,751
Adif - Alta Velocidad
1.88%, 09/22/22[a]	EUR	100	131,762
Ayt Cedulas Cajas Global Series 10
4.25%, 10/25/23	EUR	100	149,688
AyT Cedulas Cajas VIII FTA Series VIII
4.25%, 11/18/19	EUR	300	403,358
AyT Cedulas Cajas X Fondo de Titulizacion de Activos Series X
3.75%, 06/30/25	EUR	100	149,769
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21[a]	EUR	200	254,018
0.63%, 01/17/22[a]	EUR	100	125,452
0.63%, 03/18/23	EUR	200	252,040
Banco de Sabadell SA
0.13%, 10/20/23[a]	EUR	100	121,213
0.63%, 11/03/20[a]	EUR	200	253,296
Banco Popular Espanol SA
0.75%, 09/29/20[a]	EUR	200	254,131
2.13%, 10/08/19[a]	EUR	100	129,457
Banco Santander SA
0.75%, 09/09/22[a]	EUR	100	127,088
0.75%, 06/12/23	CHF	200	217,676
1.13%, 11/27/24[a]	EUR	100	128,569
1.38%, 02/09/22[a]	EUR	100	128,352
2.00%, 11/27/34[a]	EUR	100	132,519
Bankia SA
1.00%, 03/14/23[a]	EUR	200	255,254
1.00%, 09/25/25[a]	EUR	100	124,672
4.00%, 02/03/25	EUR	100	150,189
Bankinter SA
0.88%, 08/03/22[a]	EUR	100	127,189
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	253,570
1.25%, 01/11/27[a]	EUR	100	125,776
Series 29
3.63%, 01/18/21	EUR	100	137,781
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	151,382
Criteria Caixa SAU
1.50%, 05/10/23[a]	EUR	100	126,136
Deutsche Bank SA Espanola
0.63%, 12/15/21[a]	EUR	100	126,457
1.13%, 01/20/23[a]	EUR	100	128,091
Enagas Financiaciones SAU
1.00%, 03/25/23[a]	EUR	100	126,692
FCC Aqualia SA
2.63%, 06/08/27 (Call 03/08/27)[a]	EUR	150	191,747
Gas Natural Capital Markets SA
6.00%, 01/27/20[a]	EUR	100	139,338
Gas Natural Fenosa Finance BV
1.25%, 04/19/26 (Call 01/19/26)[a]	EUR	100	123,132
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)[a]	EUR	100	125,994
1.62%, 11/29/29[a]	EUR	200	247,369

Security	Principal (000s)		Value
4.13%, 03/23/20	EUR	50	$67,774
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	127,785
Mapfre SA (3 mo. Euribor + 4.543%)
4.38%, 03/31/47 (Call 03/31/27)[a,b]	EUR	100	144,040
Merlin Properties SOCIMI SA
1.88%, 11/02/26 (Call 08/02/26)[a]	EUR	100	125,114
Programa Cedulas TDA Fondo de Titulizacion de Activos
Series A4
4.13%, 04/10/21	EUR	100	140,603
Series A6
4.25%, 04/10/31	EUR	100	159,528
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	131,093
Santander Consumer Finance SA
1.00%, 05/26/21[a]	EUR	100	127,353
Santander Issuances SAU
2.50%, 03/18/25[a]	EUR	100	131,396
Telefonica Emisiones SAU
1.46%, 04/13/26[a]	EUR	100	125,360
1.48%, 09/14/21[a]	EUR	100	129,771
1.72%, 01/12/28[a]	EUR	100	125,683
2.32%, 10/17/28[a]	EUR	100	130,871
4.69%, 11/11/19[a]	EUR	100	135,039
5.29%, 12/09/22[a]	GBP	50	82,623

			7,620,941
SUPRANATIONAL — 0.03%
EUROFIMA
0.25%, 04/25/23[a]	EUR	150	185,080

			185,080
SWEDEN — 1.10%
Atlas Copco AB
0.63%, 08/30/26 (Call 05/30/26)[a]	EUR	100	119,973
Danske Hypotek AB Series 2112
1.00%, 12/15/21[a]	SEK	2,000	259,041
Essity AB
0.63%, 03/28/22 (Call 12/28/21)[a]	EUR	100	125,288
Lansforsakringar Hypotek AB
0.25%, 04/12/23[a]	EUR	100	123,410
Series 516
1.25%, 09/20/23[a]	SEK	2,500	321,427
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100	124,986
4.00%, 07/11/19[a]	EUR	100	132,091
4.00%, 03/29/21[a]	EUR	150	208,333
Nordea Hypotek AB Series 5531
1.00%, 04/08/22	SEK	2,500	323,012
Securitas AB
1.25%, 03/15/22[a]	EUR	200	255,989
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21[a]	EUR	100	125,346

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
0.25%, 06/20/24[a]	EUR	150	$183,284
0.30%, 02/17/22[a]	EUR	150	186,667
1.25%, 08/05/22[a]	GBP	100	140,322
1.88%, 11/14/19[a]	EUR	100	129,120
3.00%, 06/19/19	SEK	2,000	266,454
Stadshypotek AB
0.38%, 02/21/24[a]	EUR	150	185,015
1.50%, 12/15/21[a]	SEK	2,000	264,124
1.63%, 10/30/20[a]	EUR	100	130,550
Series 1581
3.00%, 12/19/18	SEK	1,000	131,229
Series 1587
1.50%, 06/01/23[a]	SEK	2,000	261,552
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	300	395,405
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20[a]	EUR	100	126,215
0.88%, 03/29/27[a]	EUR	100	124,059
1.00%, 03/17/21	SEK	1,000	130,272
Swedbank AB
1.25%, 12/29/21[a]	GBP	200	281,930
Swedbank Hypotek AB
0.13%, 07/18/22[a]	EUR	150	185,962
0.38%, 03/11/22[a]	EUR	100	125,620
Series 180
5.70%, 05/12/20	SEK	1,000	144,028
Series 187
3.75%, 09/19/18	SEK	2,000	261,552
Series 189
1.00%, 12/16/20[a]	SEK	2,000	260,811
Series 191
1.00%, 06/15/22[a]	SEK	4,000	515,786
Telia Co. AB
4.00%, 03/22/22[a]	EUR	100	143,028
(5 year EUR Swap + 2.645%)
3.00%, 04/04/78 (Call 04/04/23)[a,b]	EUR	100	132,174
TeliaSonera AB
4.75%, 11/16/21	EUR	50	73,149
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60	88,965

			6,986,169
SWITZERLAND — 0.62%
ABB Finance BV
0.75%, 05/16/24 (Call 02/16/24)[a]	EUR	200	250,177
Cloverie PLC for Zurich Insurance Co. Ltd. (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)[b]	EUR	50	68,936
Credit Suisse AG/Guernsey
1.75%, 01/15/21[a]	EUR	200	262,106
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	255,840
4.75%, 08/05/19[a]	EUR	50	66,877
Credit Suisse Group AG
2.13%, 09/12/25 (Call 09/12/24)[a,b]	GBP	100	140,463
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23	CHF	100	110,353
1.25%, 04/14/22[a]	EUR	100	127,967

Security	Principal (000s)		Value
Demeter Investments BV for Zurich Insurance Co. Ltd. (3 mo. Euribor + 3.950%)
3.50%, 10/01/46 (Call 10/01/26)[a,b]	EUR	100	$140,014
ELM BV for Swiss Life Insurance & Pension Group (3 mo. Euribor + 5.100%)
4.50%, (Call 05/19/27)[a,b,c]	EUR	100	143,887
Glencore Canada Financial Corp.
7.38%, 05/27/20[a]	GBP	50	80,464
Glencore Finance Europe Ltd.
2.63%, 12/03/18[a]	CHF	150	165,308
Glencore Finance Europe SA
3.75%, 04/01/26 (Call 01/01/26)[a]	EUR	100	142,584
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)[a]	EUR	100	128,512
LafargeHolcim Ltd.
3.00%, 11/22/22[a]	CHF	100	120,630
Nestle Finance International Ltd.
0.75%, 11/08/21[a]	EUR	100	127,271
Nestle Holdings Inc.
0.25%, 10/04/27	CHF	900	956,947
Novartis Finance SA
0.63%, 09/20/28[a]	EUR	100	118,488
Swiss Re ReAssure Ltd.
1.38%, 05/27/23[a]	EUR	150	193,492
UBS AG/London
1.25%, 09/03/21[a]	EUR	100	129,017
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (Call 11/30/23)[a]	EUR	200	256,769

			3,986,102
UNITED KINGDOM — 3.00%
AA Bond Co. Ltd.
2.88%, 07/31/43 (Call 10/31/21)[a]	GBP	100	142,219
Affordable Housing Finance PLC
3.80%, 05/20/42[a]	GBP	100	183,164
Anglian Water Services Financing PLC
4.50%, 02/22/26[a]	GBP	100	158,985
Anglo American Capital PLC
1.63%, 09/18/25[a]	EUR	200	250,476
Annington Funding PLC
3.18%, 07/12/29 (Call 04/12/29)[a]	GBP	100	144,254
AstraZeneca PLC
0.25%, 05/12/21 (Call 02/12/21)[a]	EUR	200	249,364
Aviva PLC
(3 mo. LIBOR GBP + 3.260%)
6.88%, 05/20/58 (Call 05/20/38)[b]	GBP	50	98,564
(5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a,b]	EUR	100	140,458
(6 mo. LIBOR GBP + 1.880%)
5.90%, (Call 07/27/20)[b,c]	GBP	25	38,612
Bank of Scotland PLC
4.88%, 12/20/24	GBP	125	212,804
Barclays Bank PLC
4.25%, 01/12/22[a]	GBP	100	158,050
10.00%, 05/21/21[a]	GBP	100	176,602
Barclays PLC
1.88%, 03/23/21[a]	EUR	100	130,246

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
3.13%, 01/17/24[a]	GBP	100	$147,152
(5 year EUR Swap + 1.900%)
2.00%, 02/07/28 (Call 02/07/23)[a,b]	EUR	200	250,956
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	124,331
2.25%, 01/16/30 (Call 10/16/29)[a]	EUR	200	255,242
6.00%, 11/24/34[a]	GBP	50	98,751
7.25%, 03/12/24	GBP	50	91,332
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	129,288
5.13%, 12/01/25[a]	GBP	150	261,547
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)[a]	EUR	100	127,446
1.95%, 03/03/25[a]	EUR	150	199,922
4.15%, 06/01/20[a]	EUR	150	204,996
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	126,790
1.75%, 03/10/26[a]	EUR	100	127,904
3.13%, 11/21/31 (Call 08/21/31)[a]	GBP	100	143,616
Cadent Finance PLC
2.13%, 09/22/28[a]	GBP	100	136,750
Centrica PLC
7.00%, 09/19/33[a]	GBP	50	104,647
Chancellor Masters and Scholars of the University of Oxford (The)
2.54%, 12/08/17[a]	GBP	100	144,352
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[a]	EUR	200	255,867
Compass Group International BV
0.63%, 07/03/24 (Call 04/03/24)[a]	EUR	100	123,061
Coventry Building Society
4.63%, 04/19/18[a]	GBP	100	143,458
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)[a]	EUR	100	137,627
DS Smith PLC Series EMT7
1.38%, 07/26/24 (Call 04/26/24)[a]	EUR	200	249,359
Eastern Power Networks PLC
5.75%, 03/08/24[a]	GBP	50	85,431
Eversholt Funding PLC
3.53%, 08/07/42[a]	GBP	100	142,238
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	130,961
2.73%, 06/03/22[a]	GBP	100	147,056
G4S International Finance PLC
1.50%, 06/02/24 (Call 03/02/24)[a]	EUR	100	125,218
Gatwick Funding Ltd.
6.13%, 03/02/26[a]	GBP	100	179,292
GlaxoSmithKline Capital PLC
0.00%, 09/12/20 (Call 08/12/20)[a,d]	EUR	200	248,809
1.00%, 09/12/26 (Call 06/12/26)[a]	EUR	100	124,016
5.25%, 12/19/33	GBP	50	96,071
6.38%, 03/09/39	GBP	50	111,744
Great Rolling Stock Co. Ltd. (The)
6.88%, 07/27/35[a]	GBP	80	146,414
Hammerson PLC
7.25%, 04/21/28	GBP	25	48,628
HBOS PLC (3 mo. Euribor + 1.365%)
4.50%, 03/18/30 (Call 03/18/25)[b]	EUR	100	145,981
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	82,651

Security	Principal (000s)		Value
6.45%, 12/10/31[a]	GBP	100	$201,212
HSBC Bank PLC
5.38%, 08/22/33[a]	GBP	50	92,510
6.50%, 07/07/23[a]	GBP	50	86,631
HSBC Holdings PLC
0.88%, 09/06/24[a]	EUR	150	185,497
3.13%, 06/07/28	EUR	200	274,651
3.20%, 12/05/23	CAD	50	40,901
6.50%, 05/20/24[a]	GBP	50	89,198
6.75%, 09/11/28[a]	GBP	150	285,192
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)[a]	EUR	100	125,385
5.00%, 12/02/19[a]	EUR	100	136,047
8.13%, 03/15/24[a]	GBP	50	94,396
Land Securities Capital Markets PLC
2.63%, 09/22/37[a]	GBP	100	141,096
(3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)[a,b]	GBP	50	86,751
Leeds Building Society
4.88%, 11/16/20[a]	GBP	100	156,758
Legal & General Finance PLC
5.88%, 04/05/33[a]	GBP	25	48,554
Legal & General Group PLC (5 year UK Government Bond + 4.580%)
5.38%, 10/27/45 (Call 10/27/25)[a,b]	GBP	100	161,050
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	100	126,008
0.50%, 07/22/20[a]	EUR	200	253,084
1.38%, 04/16/21[a]	EUR	200	259,687
6.50%, 03/24/20[a]	EUR	50	70,727
7.50%, 04/15/24[a]	GBP	100	187,446
7.63%, 04/22/25[a]	GBP	100	188,270
Lloyds Banking Group PLC
0.75%, 11/09/21[a]	EUR	100	126,109
London & Quadrant Housing Trust
5.50%, 01/27/40[a]	GBP	50	99,529
Manchester Airport Group Funding PLC
4.13%, 04/02/24[a]	GBP	100	159,290
Marks & Spencer PLC
3.00%, 12/08/23[a]	GBP	100	146,190
Motability Operations Group PLC
2.38%, 03/14/32[a]	GBP	100	138,823
Nationwide Building Society
0.13%, 01/25/21[a]	EUR	200	250,134
0.75%, 06/25/19[a]	EUR	100	126,511
1.13%, 06/03/22[a]	EUR	100	128,034
2.25%, 06/25/29[a]	EUR	150	207,055
3.25%, 01/20/28[a]	GBP	100	155,298
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20[a]	GBP	200	309,910
4.75%, 01/22/24[a]	GBP	50	84,564
4.75%, 11/29/35	GBP	50	99,200
NGG Finance PLC (7 year EUR Swap + 2.880%)
4.25%, 06/18/76 (Call 06/18/20)[a,b]	EUR	100	135,342
Northumbrian Water Finance PLC
1.63%, 10/11/26[a]	GBP	100	133,980

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Notting Hill Housing Trust
3.75%, 12/20/32[a]	GBP	100	$156,590
Orbit Capital PLC
3.50%, 03/24/45[a]	GBP	100	150,899
Prudential PLC
6.13%, 12/19/31[a]	GBP	50	92,375
RL Finance Bonds No. 2 PLC (5 year UK Government Bond + 4.321%)
6.13%, 11/30/43 (Call 11/30/23)[a,b]	GBP	100	163,570
Royal Bank of Scotland Group PLC
2.50%, 03/22/23[a]	EUR	100	134,050
Royal Bank of Scotland PLC (The)
0.50%, 05/15/24[a]	EUR	150	185,106
5.50%, 03/23/20[a]	EUR	50	69,540
Santander UK Group Holdings PLC
1.13%, 09/08/23[a]	EUR	100	125,442
Santander UK PLC
0.25%, 08/09/21[a]	EUR	100	125,182
1.13%, 03/10/25[a]	EUR	200	250,177
1.63%, 11/26/20[a]	EUR	200	260,897
Scottish Widows Ltd.
5.50%, 06/16/23[a]	GBP	100	161,932
Segro PLC
2.38%, 10/11/29[a]	GBP	100	139,291
Severn Trent Utilities Finance PLC
3.63%, 01/16/26[a]	GBP	100	155,066
Sky PLC
1.50%, 09/15/21[a]	EUR	100	129,594
2.25%, 11/17/25[a]	EUR	200	268,193
Smiths Group PLC
2.00%, 02/23/27 (Call 11/23/26)[a]	EUR	100	128,981
South Eastern Power Networks PLC
5.63%, 09/30/30	GBP	100	186,202
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	50	93,958
Southern Gas Networks PLC Series A7
4.88%, 03/21/29[a]	GBP	50	87,120
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	48,385
SSE PLC (5 year GBP Swap + 2.342%)
3.88%, (Call 09/10/20)[a,b,c]	GBP	100	148,705
Standard Chartered PLC
3.63%, 11/23/22[a]	EUR	100	139,706
4.38%, 01/18/38[a]	GBP	100	162,583
(5 year EUR Swap + 2.300%)
4.00%, 10/21/25 (Call 10/21/20)[a,b]	EUR	100	135,974
Standard Life Aberdeen PLC (5 year UK Government Bond + 2.850%)
6.75%, (Call 07/12/27)[a,b,c]	GBP	25	45,266
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32[a]	GBP	100	137,615
2.88%, 05/03/27[a]	GBP	100	138,894
(3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)[b]	GBP	50	80,836
THFC Funding No. 2 PLC
6.35%, 07/08/41	GBP	50	106,520
United Utilities Water Ltd.
4.25%, 01/24/20[a]	EUR	150	202,260

Security	Principal (000s)		Value
Vodafone Group PLC
0.38%, 12/03/24	CHF	100	$107,293
0.50%, 01/30/24[a]	EUR	100	122,025
1.13%, 11/20/25[a]	EUR	200	247,117
1.25%, 08/25/21[a]	EUR	100	128,732
5.63%, 12/04/25	GBP	50	87,362
5.90%, 11/26/32[a]	GBP	50	93,141
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)[a]	EUR	100	125,534
Western Power Distribution South West PLC
2.38%, 05/16/29[a]	GBP	100	138,829
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)[a]	GBP	100	157,149
WPP Finance SA
2.25%, 09/22/26[a]	EUR	100	132,687
Yorkshire Building Society
1.25%, 03/17/22[a]	EUR	100	127,900
Yorkshire Water Services Bradford Finance Ltd.
3.63%, 08/01/29	GBP	100	158,232

			19,110,632
UNITED STATES — 2.65%
3M Co.
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	125,202
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	125,477
American International Group Inc.
1.88%, 06/21/27	EUR	150	188,225
Amgen Inc.
0.41%, 03/08/23	CHF	100	108,529
Apple Inc.
0.75%, 02/25/30[a]	CHF	150	163,583
3.05%, 07/31/29	GBP	100	154,428
3.35%, 01/10/24[a]	AUD	150	122,715
Series MPLE
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	159,589
AT&T Inc.
1.30%, 09/05/23 (Call 06/05/23)	EUR	100	127,772
1.45%, 06/01/22 (Call 03/01/22)	EUR	100	129,264
3.15%, 09/04/36 (Call 06/04/36)	EUR	100	129,440
3.55%, 12/17/32 (Call 09/17/32)	EUR	100	139,832
4.38%, 09/14/29	GBP	100	159,868
5.50%, 03/15/27[a]	GBP	150	259,309
7.00%, 04/30/40	GBP	50	106,147
Series MPLE
2.85%, 05/25/24 (Call 03/25/24)	CAD	200	157,662
Bank of America Corp.
2.30%, 07/25/25[a]	GBP	100	143,587
2.38%, 06/19/24[a]	EUR	100	135,351
2.50%, 07/27/20[a]	EUR	150	198,207
6.13%, 09/15/21[a]	GBP	100	164,597
Series MPLE
(3 mo. Canadian Government Bills + 1.202%)
3.41%, 09/20/25 (Call 09/20/24)[b]	CAD	200	164,235
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	123,347
Celanese U.S. Holdings LLC
1.13%, 09/26/23 (Call 06/26/23)	EUR	150	187,922

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)[a]	EUR	100	$123,985
1.38%, 10/27/21[a]	EUR	200	258,468
1.50%, 10/26/28 (Call 07/26/28)[a]	EUR	150	185,427
5.15%, 05/21/26[a]	GBP	100	171,202
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	54,192
0.75%, 03/09/23 (Call 12/09/22)	EUR	150	189,318
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	125,189
Coca-Cola European Partners U.S. LLC
1.88%, 03/18/30 (Call 12/18/29)[a]	EUR	100	127,550
DH Europe Finance SA
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	137,709
Digital Stout Holding LLC
4.25%, 01/17/25 (Call 10/19/24)[a]	GBP	200	315,050
Ecolab Inc.
1.00%, 01/15/24 (Call 10/15/23)	EUR	100	125,937
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	130,201
Fidelity National Information Services Inc.
1.10%, 07/15/24 (Call 04/15/24)	EUR	200	246,539
Ford Credit Canada Co.
3.35%, 09/19/22	CAD	200	163,394
GE Capital European Funding Un Ltd. Co.
2.63%, 03/15/23[a]	EUR	300	409,520
GE Capital European Funding Unlimited Co.
5.38%, 01/23/20	EUR	150	206,631
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	103,471
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	200	243,143
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	127,473
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	121,828
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	119,744
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24	CHF	250	268,556
1.63%, 07/27/26[a]	EUR	100	125,354
2.00%, 07/27/23[a]	EUR	100	131,688
2.63%, 08/19/20[a]	EUR	100	132,471
2.88%, 06/03/26[a]	EUR	50	68,688
5.50%, 10/12/21	GBP	100	160,507
HCN Canadian Holdings-1 LP
3.35%, 11/25/20	CAD	100	83,014
Honeywell International Inc.
0.65%, 02/21/20	EUR	100	126,261
International Business Machines Corp.
0.95%, 05/23/25	EUR	200	249,815
1.13%, 09/06/24	EUR	100	127,270
2.75%, 12/21/20	GBP	100	148,432
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	124,874
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	54,680
0.63%, 01/25/24 (Call 11/25/23)[a]	EUR	100	122,852
1.50%, 10/26/22[a]	EUR	300	390,367
1.50%, 01/27/25[a]	EUR	150	193,018
2.63%, 04/23/21[a]	EUR	200	268,606
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)[a]	EUR	100	126,736
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	127,651

Security	Principal (000s)		Value
McDonald’s Corp.
0.17%, 10/04/24	CHF	100	$106,768
0.63%, 01/29/24[a]	EUR	200	245,931
5.88%, 04/23/32	GBP	25	47,958
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	150	188,456
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	122,906
Metropolitan Life Global Funding I
0.88%, 01/20/22[a]	EUR	150	189,559
2.63%, 12/05/22[a]	GBP	150	222,209
Microsoft Corp.
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	133,199
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	54,604
Morgan Stanley
1.00%, 12/02/22	EUR	150	189,770
1.75%, 03/11/24	EUR	100	129,766
2.38%, 03/31/21	EUR	50	66,417
5.38%, 08/10/20	EUR	50	70,602
(3 mo. EURIBOR + 0.834%)
1.34%, 10/23/26 (Call 10/23/25)[b]	EUR	200	246,497
Mylan NV
2.25%, 11/22/24 (Call 09/22/24)[a]	EUR	100	129,087
PepsiCo Inc.
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	156,306
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	150	186,915
6.50%, 06/03/38[a]	GBP	50	114,146
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	130,627
2.88%, 03/03/26	EUR	100	139,985
Priceline Group Inc. (The)
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	133,217
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	200	245,650
2.00%, 08/16/22[a]	EUR	100	133,806
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	129,068
Southern Power Co. Series 2016
1.00%, 06/20/22	EUR	100	127,038
Thermo Fisher Scientific Inc.
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	249,693
1.45%, 03/16/27 (Call 12/16/26)	EUR	100	123,951
Time Warner Cable LLC
5.75%, 06/02/31	GBP	50	83,988
Toyota Motor Credit Corp.
0.63%, 11/21/24[a]	EUR	200	247,012
1.00%, 03/09/21[a]	EUR	50	63,954
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	130,902
5.13%, 02/12/50[a]	GBP	50	108,238
Verizon Communications Inc.
1.00%, 11/30/27[a]	CHF	200	216,986
1.38%, 11/02/28	EUR	100	120,825
3.38%, 10/27/36	GBP	100	142,889

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Wal-Mart Stores Inc.
4.88%, 09/21/29	EUR	50	$86,002
5.75%, 12/19/30	GBP	25	49,409
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	129,122
Walmart Inc.
5.63%, 03/27/34	GBP	50	101,318
Wells Fargo & Co.
1.00%, 02/02/27[a]	EUR	100	121,158
1.38%, 10/26/26[a]	EUR	200	250,874
1.50%, 05/24/27[a]	EUR	150	189,452
2.25%, 09/03/20[a]	EUR	100	131,544
3.50%, 09/12/29[a]	GBP	100	156,667
3.87%, 05/21/25	CAD	25	20,760
Series MPLE
2.09%, 04/25/22	CAD	200	158,248
Welltower Inc.
4.80%, 11/20/28 (Call 08/20/28)	GBP	100	164,759

			16,879,337
TOTAL CORPORATE BONDS & NOTES (Cost: $135,235,010)			148,404,719

FOREIGN GOVERNMENT OBLIGATIONS — 75.85%

AUSTRALIA — 2.65%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,100	880,900
2.00%, 12/21/21[a]	AUD	550	440,161
2.25%, 05/21/28[a]	AUD	400	307,002
2.75%, 10/21/19[a]	AUD	1,750	1,437,383
2.75%, 11/21/27[a]	AUD	700	563,747
2.75%, 11/21/28[a]	AUD	650	521,206
2.75%, 06/21/35[a]	AUD	320	245,019
3.00%, 03/21/47[a]	AUD	280	208,335
3.25%, 10/21/18[a]	AUD	150	122,819
3.25%, 04/21/25[a]	AUD	870	730,647
3.25%, 04/21/29[a]	AUD	980	822,440
3.25%, 06/21/39[a]	AUD	180	144,934
3.75%, 04/21/37[a]	AUD	320	279,098
4.25%, 04/21/26[a]	AUD	1,700	1,528,177
4.50%, 04/21/33[a]	AUD	360	343,241
4.75%, 04/21/27[a]	AUD	250	234,465
5.50%, 04/21/23[a]	AUD	600	557,945
5.75%, 05/15/21[a]	AUD	2,050	1,844,130
5.75%, 07/15/22[a]	AUD	700	647,847
Australian Capital Territory
2.50%, 05/21/26[a]	AUD	60	46,325
New South Wales Treasury Corp.
3.00%, 05/20/27[a]	AUD	100	80,134
3.00%, 03/20/28	AUD	240	190,788
3.00%, 04/20/29[a]	AUD	100	78,672
5.00%, 08/20/24	AUD	150	137,357
6.00%, 02/01/18	AUD	50	40,488
6.00%, 05/01/20	AUD	50	43,902
6.00%, 03/01/22	AUD	300	276,269
Northern Territory Treasury Corp.
2.50%, 11/21/22	AUD	300	239,680
Queensland Treasury Corp.
2.75%, 08/20/27[e]	AUD	470	365,477

Security	Principal (000s)		Value
3.00%, 03/22/24[e]	AUD	150	$122,608
3.25%, 07/21/28[e]	AUD	200	161,391
4.00%, 06/21/19[e]	AUD	200	166,477
4.25%, 07/21/23[e]	AUD	150	130,877
4.75%, 07/21/25[e]	AUD	280	253,165
5.75%, 07/22/24[a]	AUD	400	378,785
6.00%, 02/21/18[a]	AUD	50	40,576
6.00%, 07/21/22[a]	AUD	170	157,629
6.25%, 02/21/20[a]	AUD	50	43,816
South Australian Government Financing Authority
1.50%, 09/22/22[a]	AUD	100	77,082
3.00%, 09/20/27[a]	AUD	100	79,170
5.00%, 05/20/21	AUD	80	70,150
Tasmanian Public Finance Corp.
4.00%, 06/11/24[a]	AUD	40	34,228
Treasury Corp. of Victoria
1.75%, 07/27/21[a]	AUD	200	158,573
5.50%, 11/15/18	AUD	50	41,639
5.50%, 12/17/24	AUD	490	463,182
6.00%, 10/17/22	AUD	80	74,700
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	122,180
2.50%, 07/23/24	AUD	100	78,692
2.75%, 10/20/22	AUD	800	650,003
3.00%, 10/21/26	AUD	150	119,160
3.00%, 10/21/27	AUD	40	31,472
5.00%, 07/23/25[a]	AUD	50	45,746

			16,859,889
AUSTRIA — 1.24%
KAF Karntner Ausgleichszahlungs-Fonds
0.00%, 01/14/32[a,d]	EUR	150	153,971
Republic of Austria Government Bond
0.00%, 07/15/23[d,e]	EUR	500	613,706
0.25%, 10/18/19[e]	EUR	400	504,629
0.50%, 04/20/27[e]	EUR	620	751,759
1.50%, 02/20/47[e]	EUR	130	159,833
1.50%, 11/02/86[e]	EUR	170	179,765
1.65%, 10/21/24[e]	EUR	650	875,626
1.95%, 06/18/19[e]	EUR	400	515,153
2.40%, 05/23/34[e]	EUR	300	438,484
3.15%, 06/20/44[e]	EUR	220	376,831
3.40%, 11/22/22[e]	EUR	550	793,514
3.65%, 04/20/22[e]	EUR	350	502,810
3.80%, 01/26/62[e]	EUR	135	277,723
3.90%, 07/15/20[e]	EUR	300	412,678
4.15%, 03/15/37[e]	EUR	290	537,429
4.85%, 03/15/26[e]	EUR	250	418,149
6.25%, 07/15/27	EUR	200	375,332

			7,887,392
BELGIUM — 1.98%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[e]	EUR	360	446,142
0.80%, 06/22/27[e]	EUR	400	496,416
1.00%, 06/22/26[e]	EUR	310	395,578

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
1.00%, 06/22/31[e]	EUR	440	$537,305
1.45%, 06/22/37[e]	EUR	160	199,699
1.60%, 06/22/47[e]	EUR	215	261,009
1.90%, 06/22/38[e]	EUR	120	161,026
2.15%, 06/22/66[e]	EUR	90	118,087
2.25%, 06/22/23[a]	EUR	550	760,668
2.25%, 06/22/57[e]	EUR	140	191,101
2.60%, 06/22/24[e]	EUR	300	425,860
3.00%, 09/28/19[a]	EUR	180	237,185
3.00%, 06/22/34[e]	EUR	290	452,430
3.75%, 09/28/20[e]	EUR	850	1,173,894
3.75%, 06/22/45[a]	EUR	255	468,345
4.00%, 03/28/19	EUR	500	655,445
4.00%, 03/28/32[a]	EUR	400	686,119
4.25%, 09/28/21[e]	EUR	500	723,108
4.25%, 09/28/22[a]	EUR	500	744,242
4.25%, 03/28/41[e]	EUR	600	1,151,126
4.50%, 03/28/26[e]	EUR	850	1,389,335
5.00%, 03/28/35[e]	EUR	210	413,144
5.50%, 03/28/28	EUR	275	498,792

			12,586,056
BULGARIA — 0.04%
Bulgaria Government International Bond
2.95%, 09/03/24[a]	EUR	100	141,899
3.00%, 03/21/28[a]	EUR	100	141,231

			283,130
CANADA — 4.26%
Canada Housing Trust
2.00%, 12/15/19[e]	CAD	100	81,676
2.35%, 12/15/18[e]	CAD	50	41,002
Canada Housing Trust No. 1
2.90%, 06/15/24[e]	CAD	350	292,256
Canada Housing Trust No. 1
1.15%, 12/15/21[e]	CAD	200	156,503
1.20%, 06/15/20[e]	CAD	100	80,055
1.25%, 06/15/21[e]	CAD	880	696,404
1.50%, 12/15/21[e]	CAD	200	158,601
1.75%, 06/15/22[e]	CAD	250	199,136
1.90%, 09/15/26[e]	CAD	160	123,216
1.95%, 06/15/19[e]	CAD	300	245,042
1.95%, 12/15/25[e]	CAD	210	163,474
2.25%, 12/15/25[e]	CAD	100	79,577
2.35%, 06/15/27[e]	CAD	200	159,074
2.35%, 03/15/28[e]	CAD	350	277,244
2.55%, 03/15/25[e]	CAD	120	97,842
Canadian Government Bond
0.75%, 03/01/21	CAD	1,900	1,492,991
1.00%, 09/01/22	CAD	730	566,947
1.25%, 11/01/19	CAD	1,000	807,352
1.50%, 03/01/20	CAD	1,500	1,214,195
1.75%, 03/01/19	CAD	1,740	1,419,741
2.75%, 12/01/48	CAD	510	450,019
2.75%, 12/01/64	CAD	230	209,099
3.50%, 06/01/20	CAD	1,800	1,521,149
3.50%, 12/01/45	CAD	100	99,871
3.75%, 06/01/19	CAD	700	585,573
4.00%, 06/01/41	CAD	695	728,842

Security	Principal (000s)		Value
5.00%, 06/01/37	CAD	450	$515,051
5.75%, 06/01/33	CAD	540	631,706
City of Montreal Canada
3.15%, 12/01/36	CAD	50	39,947
3.50%, 09/01/23	CAD	60	50,841
City of Toronto Canada
2.40%, 06/07/27	CAD	100	77,293
2.95%, 04/28/35	CAD	50	38,933
Financement-Quebec
2.45%, 12/01/19	CAD	200	164,377
Labrador-Island Link Funding Trust
3.76%, 06/01/33[e]	CAD	300	267,067
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	240,394
4.88%, 06/03/19	CAD	130	110,109
Province of Alberta Canada
1.60%, 09/01/22	CAD	250	196,385
2.20%, 06/01/26	CAD	100	77,615
2.35%, 06/01/25	CAD	50	39,612
2.55%, 12/15/22	CAD	200	163,583
2.55%, 06/01/27	CAD	150	118,788
3.05%, 12/01/48	CAD	200	161,030
3.30%, 12/01/46	CAD	190	159,929
3.45%, 12/01/43	CAD	25	21,541
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	79,796
2.80%, 06/18/48	CAD	150	117,545
2.85%, 06/18/25	CAD	50	41,172
3.20%, 06/18/44	CAD	150	126,509
3.25%, 12/18/21	CAD	650	548,483
4.95%, 06/18/40	CAD	170	182,043
5.00%, 06/18/31	CAD	120	119,840
6.35%, 06/18/31	CAD	40	44,901
Province of Manitoba Canada
0.75%, 12/15/21[a]	GBP	100	138,892
1.15%, 11/21/19	CAD	150	120,518
2.45%, 06/02/25	CAD	50	39,835
2.60%, 06/02/27	CAD	200	158,883
2.85%, 09/05/46	CAD	40	30,699
3.40%, 09/05/48	CAD	280	239,955
4.15%, 06/03/20	CAD	50	42,667
4.60%, 03/05/38	CAD	70	69,387
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	150	115,993
2.60%, 08/14/26	CAD	200	159,288
2.85%, 06/02/23	CAD	50	41,283
3.55%, 06/03/43	CAD	110	94,692
4.50%, 06/02/20	CAD	40	34,375
4.55%, 03/26/37	CAD	60	58,278
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	106,026
3.30%, 10/17/46	CAD	100	81,134
3.70%, 10/17/48	CAD	20	17,523
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	110	83,912
3.50%, 06/02/62	CAD	30	26,631
4.40%, 06/01/42	CAD	20	19,796
4.70%, 06/01/41	CAD	100	102,628

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Province of Ontario Canada
0.38%, 06/14/24[a]	EUR	200	$244,738
1.35%, 03/08/22	CAD	1,090	853,298
1.95%, 01/27/23	CAD	150	119,352
2.40%, 06/02/26	CAD	200	158,029
2.60%, 06/02/25	CAD	250	201,738
2.60%, 06/02/27	CAD	200	159,509
2.80%, 06/02/48	CAD	540	417,339
2.85%, 06/02/23	CAD	50	41,399
2.90%, 12/02/46	CAD	230	181,089
2.90%, 06/02/49	CAD	300	236,831
3.00%, 09/28/20	EUR	50	67,535
3.45%, 06/02/45	CAD	190	165,429
3.50%, 06/02/24	CAD	470	402,001
3.50%, 06/02/43	CAD	400	350,142
4.00%, 06/02/21	CAD	200	172,073
4.20%, 06/02/20	CAD	50	42,716
4.60%, 06/02/39	CAD	200	201,580
4.65%, 06/02/41	CAD	700	719,531
4.70%, 06/02/37	CAD	240	242,144
5.60%, 06/02/35	CAD	250	273,526
5.85%, 03/08/33	CAD	60	65,625
6.20%, 06/02/31	CAD	80	88,251
6.50%, 03/08/29	CAD	50	54,385
Province of Quebec Canada
0.88%, 01/15/25[a]	EUR	100	125,914
0.88%, 05/04/27[a]	EUR	100	123,045
1.65%, 03/03/22	CAD	400	317,467
2.50%, 09/01/26	CAD	300	239,041
2.75%, 09/01/25	CAD	250	203,902
2.75%, 09/01/27	CAD	500	404,638
3.00%, 09/01/23	CAD	50	41,717
3.50%, 12/01/45	CAD	380	335,166
3.50%, 12/01/48	CAD	170	151,321
3.75%, 09/01/24	CAD	100	86,917
4.25%, 12/01/21	CAD	200	174,414
4.25%, 12/01/43	CAD	210	207,230
4.50%, 12/01/20	CAD	50	43,366
5.00%, 12/01/38	CAD	140	148,123
5.00%, 12/01/41	CAD	350	378,680
5.75%, 12/01/36	CAD	50	56,537
6.25%, 06/01/32	CAD	110	123,449
Province of Saskatchewan Canada
2.65%, 06/02/27	CAD	250	199,863
2.75%, 12/02/46	CAD	10	7,575
3.20%, 06/03/24	CAD	20	16,825
3.40%, 02/03/42	CAD	100	85,300
4.75%, 06/01/40	CAD	100	102,599
Regional Municipality of York
2.60%, 12/15/25	CAD	50	39,742

			27,134,857
CHILE — 0.02%
Chile Government International Bond
1.75%, 01/20/26	EUR	100	129,964

			129,964

Security	Principal (000s)		Value
CHINA — 0.05%
China Development Bank
0.38%, 11/16/21[a]	EUR	150	$185,132
Export-Import Bank of China (The)
0.25%, 03/14/20[a]	EUR	100	124,533

			309,665
CZECH REPUBLIC — 0.26%
Czech Republic Government Bond
0.45%, 10/25/23[a]	CZK	3,500	164,490
0.85%, 03/17/18[a]	CZK	500	24,647
0.95%, 05/15/30[a]	CZK	1,500	64,090
1.50%, 10/29/19[a]	CZK	3,000	150,369
2.50%, 08/25/28[a]	CZK	3,000	155,504
3.63%, 04/14/21[a]	EUR	50	69,689
3.75%, 09/12/20[a]	CZK	8,000	425,484
3.85%, 09/29/21[a]	CZK	600	32,695
4.20%, 12/04/36[a]	CZK	2,200	136,854
4.70%, 09/12/22[a]	CZK	2,000	114,593
5.70%, 05/25/24[a]	CZK	750	46,949
Czech Republic International
3.88%, 05/24/22[a]	EUR	200	288,994

			1,674,358
DENMARK — 0.54%
Denmark Government Bond
0.50%, 11/15/27	DKK	2,050	336,049
1.50%, 11/15/23	DKK	2,650	476,727
1.75%, 11/15/25	DKK	1,400	257,335
3.00%, 11/15/21	DKK	1,600	299,678
4.00%, 11/15/19	DKK	4,750	859,845
4.50%, 11/15/39	DKK	3,500	968,262
7.00%, 11/10/24	DKK	500	121,334
Kommunekredit
0.75%, 05/18/27[a]	EUR	120	147,082

			3,466,312
FINLAND — 0.49%
Finland Government Bond
0.00%, 04/15/22[d,e]	EUR	200	248,906
0.38%, 09/15/20[e]	EUR	700	887,748
0.50%, 04/15/26[e]	EUR	280	345,284
0.50%, 09/15/27[e]	EUR	300	362,939
0.88%, 09/15/25[e]	EUR	230	293,637
1.38%, 04/15/47[e]	EUR	50	61,854
1.50%, 04/15/23[e]	EUR	200	265,903
1.63%, 09/15/22[e]	EUR	50	66,714
2.63%, 07/04/42[e]	EUR	150	241,124
3.38%, 04/15/20[e]	EUR	50	67,467
Finnvera OYJ
1.13%, 05/17/32[a]	EUR	100	122,516

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Municipality Finance PLC
0.75%, 09/07/27[a]	EUR	150	$185,493

			3,149,585
FRANCE — 9.36%
Agence Francaise de Developpement
0.25%, 07/21/26[a]	EUR	200	235,056
0.50%, 10/25/22[a]	EUR	200	250,775
1.38%, 07/05/32[a]	EUR	100	122,982
3.63%, 04/21/20[a]	EUR	50	67,578
Agence France Locale
0.50%, 06/20/24[a]	EUR	100	123,429
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	125,113
0.75%, 10/25/21[a]	EUR	100	127,547
0.75%, 11/25/24[a]	EUR	100	125,467
1.00%, 05/25/27[a]	EUR	100	124,445
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20[a]	EUR	700	876,089
0.13%, 11/25/22[a]	EUR	400	496,133
1.13%, 05/25/19[a]	EUR	100	127,054
1.38%, 11/25/24[a]	EUR	250	329,591
2.50%, 10/25/22	EUR	50	69,043
4.00%, 12/15/25[a]	EUR	300	470,157
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24	CHF	150	183,405
3.50%, 06/22/20	EUR	150	203,787
3.90%, 01/18/21	EUR	150	209,538
4.00%, 06/17/22	EUR	150	218,551
4.30%, 02/24/23	EUR	300	449,752
Caisse des Depots et Consignations
0.20%, 03/01/22[a]	EUR	100	125,284
4.13%, 02/20/19	EUR	50	65,269
Caisse Francaise de Financement Local
0.38%, 05/11/24[a]	EUR	100	123,525
0.63%, 04/13/26[a]	EUR	200	246,095
0.75%, 01/11/27[a]	EUR	100	123,393
3.50%, 09/24/20	EUR	200	273,582
5.38%, 07/08/24	EUR	100	162,559
Caisse Francaise de Financement Local SADIR
0.20%, 04/27/23[a]	EUR	100	123,644
City of Paris France
1.38%, 11/20/34[a]	EUR	100	122,308
French Republic Government Bond OAT
0.00%, 02/25/19[a,d]	EUR	2,840	3,559,442
0.00%, 02/25/20[a,d]	EUR	2,000	2,512,654
0.00%, 05/25/22[a,d]	EUR	500	621,511
0.25%, 11/25/20[a]	EUR	1,500	1,895,496
0.25%, 11/25/26[a]	EUR	540	644,021
0.50%, 11/25/19[a]	EUR	2,000	2,535,899
0.50%, 05/25/25[a]	EUR	500	621,854
0.50%, 05/25/26[a]	EUR	460	564,954
1.00%, 05/25/19[a]	EUR	2,000	2,542,303
1.00%, 11/25/25[a]	EUR	800	1,027,236
1.00%, 05/25/27[a]	EUR	1,200	1,517,593
1.25%, 05/25/36[e]	EUR	1,020	1,232,393
1.50%, 05/25/31[a]	EUR	1,360	1,762,481
1.75%, 05/25/23[a]	EUR	900	1,212,663
1.75%, 11/25/24[a]	EUR	1,050	1,422,151
1.75%, 05/25/66[e]	EUR	295	348,585

Security	Principal (000s)		Value
2.00%, 05/25/48[e]	EUR	650	$851,901
2.25%, 10/25/22[a]	EUR	550	754,330
2.25%, 05/25/24[a]	EUR	1,120	1,559,446
2.50%, 10/25/20[a]	EUR	3,300	4,425,959
2.50%, 05/25/30[a]	EUR	550	796,324
2.75%, 10/25/27[a]	EUR	300	439,859
3.00%, 04/25/22[a]	EUR	1,000	1,403,599
3.25%, 10/25/21[a]	EUR	500	700,990
3.25%, 05/25/45[a]	EUR	590	987,316
3.50%, 04/25/20[a]	EUR	800	1,083,474
3.50%, 04/25/26[a]	EUR	1,050	1,612,288
3.75%, 04/25/21[a]	EUR	130	182,635
3.75%, 04/25/21[a]	EUR	500	702,441
4.00%, 10/25/38[a]	EUR	950	1,721,856
4.00%, 04/25/55[a]	EUR	440	868,216
4.00%, 04/25/60[a]	EUR	390	789,300
4.25%, 04/25/19[a]	EUR	400	527,844
4.25%, 10/25/23[a]	EUR	1,000	1,529,233
4.50%, 04/25/41[a]	EUR	1,210	2,380,721
4.75%, 04/25/35[a]	EUR	660	1,259,661
5.50%, 04/25/29[a]	EUR	950	1,753,395
5.75%, 10/25/32[a]	EUR	800	1,610,695
6.00%, 10/25/25[a]	EUR	150	264,409
Region of Ile de France
0.50%, 06/14/25[a]	EUR	100	122,593
SFIL SA
0.10%, 10/18/22[a]	EUR	100	123,276
UNEDIC
0.30%, 11/04/21[a]	EUR	100	125,851
0.63%, 02/17/25[a]	EUR	100	125,137
0.63%, 03/03/26[a]	EUR	100	124,026
1.50%, 04/20/32[a]	EUR	100	128,056
UNEDIC ASSEO
0.88%, 10/25/22[a]	EUR	300	385,172

			59,662,390
GERMANY — 7.60%
Bundesobligation
0.00%, 04/17/20[a,d]	EUR	2,150	2,706,754
0.00%, 10/07/22[a,d]	EUR	700	872,034
0.25%, 10/16/20[a]	EUR	300	380,329
0.50%, 04/12/19[a]	EUR	3,500	4,419,860
1.00%, 02/22/19[a]	EUR	600	760,538
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26[a,d]	EUR	100	119,230
0.25%, 02/15/27[a]	EUR	700	847,155
0.50%, 02/15/25[a]	EUR	600	755,448
0.50%, 02/15/26[a]	EUR	620	775,323
1.00%, 08/15/24[a]	EUR	450	586,885
1.00%, 08/15/25[a]	EUR	150	195,326
1.25%, 08/15/48[a]	EUR	400	488,598
1.50%, 09/04/22[a]	EUR	500	666,925
1.50%, 02/15/23[a]	EUR	500	668,351
1.50%, 05/15/23[a]	EUR	550	735,988
1.50%, 05/15/24[a]	EUR	1,500	2,015,088
1.75%, 07/04/22[a]	EUR	1,010	1,359,909
1.75%, 02/15/24[a]	EUR	1,400	1,905,480

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
2.00%, 01/04/22[a]	EUR	1,360	$1,837,179
2.25%, 09/04/20[a]	EUR	1,000	1,332,629
2.25%, 09/04/21[a]	EUR	970	1,315,609
2.50%, 01/04/21[a]	EUR	1,350	1,823,300
2.50%, 07/04/44[a]	EUR	460	732,867
2.50%, 08/15/46[a]	EUR	580	932,916
3.00%, 07/04/20[a]	EUR	900	1,215,410
3.25%, 01/04/20[a]	EUR	1,300	1,738,572
3.25%, 07/04/21[a]	EUR	500	697,950
3.25%, 07/04/42[a]	EUR	300	535,653
3.50%, 07/04/19[a]	EUR	970	1,279,563
4.00%, 01/04/37[a]	EUR	500	935,858
4.25%, 07/04/39[a]	EUR	710	1,409,857
4.75%, 07/04/28[a]	EUR	1,100	1,926,732
4.75%, 07/04/34[a]	EUR	405	792,131
4.75%, 07/04/40[a]	EUR	630	1,344,464
5.50%, 01/04/31[a]	EUR	970	1,895,897
Erste Abwicklungsanstalt
0.00%, 12/07/18[a,d]	EUR	100	125,050
FMS Wertmanagement AoeR
0.00%, 10/20/20[a,d]	EUR	200	250,780
0.13%, 04/16/20[a]	EUR	100	125,873
1.25%, 03/08/19[a]	GBP	100	142,990
1.88%, 05/09/19[a]	EUR	100	128,304
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	175	221,008
0.25%, 03/18/24	EUR	100	123,307
0.63%, 10/25/27[a]	EUR	100	121,822
HSH Finanzfonds AoeR
0.13%, 09/20/24	EUR	100	120,178
Land Hessen
0.38%, 07/04/22[a]	EUR	50	63,032
Land Niedersachsen
0.40%, 07/10/20	EUR	50	63,376
0.75%, 02/15/28[a]	EUR	300	368,112
Land Thueringen
0.20%, 10/26/26[a]	EUR	60	71,127
0.50%, 03/02/27[a]	EUR	100	121,077
State of Baden-Wurttemberg
0.63%, 01/27/26[a]	EUR	100	124,190
State of Berlin
0.63%, 03/20/26[a]	EUR	100	123,884
0.75%, 11/11/22[a]	EUR	50	64,000
1.50%, 08/28/20[a]	EUR	150	195,501
3.13%, 08/17/21[a]	EUR	30	41,608
State of Berlin Germany
1.38%, 06/05/37[a]	EUR	170	208,239
State of Bremen
0.00%, 06/06/19[a,d]	EUR	200	250,727
0.50%, 10/07/22[a]	EUR	100	126,385
State of Hesse
0.00%, 09/15/21[a,d]	EUR	200	249,526
0.38%, 07/06/26	EUR	200	241,955
1.75%, 01/20/23[a]	EUR	50	67,004
State of Lower Saxony
0.00%, 08/02/24[a,d]	EUR	100	120,727
0.38%, 01/09/26[a]	EUR	200	243,387
0.50%, 06/08/26[a]	EUR	150	183,549
State of North Rhine-Westphalia Germany
0.00%, 02/16/21[a,d]	EUR	150	187,844
0.00%, 12/05/22[a,d]	EUR	400	493,626

Security	Principal (000s)		Value
0.20%, 02/16/24[a]	EUR	160	$196,705
0.50%, 02/16/27[a]	EUR	100	121,163
0.63%, 07/21/31[a]	EUR	160	183,044
0.75%, 08/16/41[a]	EUR	50	52,059
1.45%, 02/16/43[a]	EUR	100	119,816
1.55%, 06/16/48[a]	EUR	50	60,647
1.63%, 10/24/30[a]	EUR	50	65,131
1.65%, 05/16/47[a]	EUR	70	87,185
1.75%, 05/17/19[a]	EUR	200	256,435
1.75%, 10/26/57[a]	EUR	100	125,362
1.88%, 09/15/22[a]	EUR	50	67,250
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	100	125,182

			48,433,975
HUNGARY — 0.16%
Hungary Government Bond
1.75%, 10/26/22	HUF	68,130	279,843
2.50%, 10/27/21	HUF	50,000	212,279
2.75%, 12/22/26	HUF	40,000	167,033
5.50%, 06/24/25	HUF	75,000	375,030

			1,034,185
INDONESIA — 0.02%
Indonesia Government International Bond
3.75%, 06/14/28[a]	EUR	100	145,597

			145,597
IRELAND — 0.68%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	480	605,518
1.70%, 05/15/37[a]	EUR	220	276,216
2.00%, 02/18/45[a]	EUR	260	337,071
2.40%, 05/15/30[a]	EUR	200	281,535
3.40%, 03/18/24[a]	EUR	110	161,608
3.90%, 03/20/23[a]	EUR	400	591,198
4.40%, 06/18/19	EUR	300	398,802
4.50%, 04/18/20	EUR	600	828,250
5.00%, 10/18/20	EUR	225	320,822
5.40%, 03/13/25	EUR	300	497,447

			4,298,467
ISRAEL — 0.25%
Israel Government Bond - Fixed
1.00%, 04/30/21	ILS	860	257,182
2.00%, 03/31/27	ILS	900	270,073
3.75%, 03/31/24	ILS	1,050	356,279
5.00%, 01/31/20	ILS	100	30,731
5.50%, 01/31/22	ILS	500	167,515
5.50%, 01/31/42	ILS	550	233,995
6.00%, 02/28/19	ILS	100	31,235
6.25%, 10/30/26	ILS	350	141,720

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Israel Government International Bond
1.50%, 01/18/27[a]	EUR	100	$126,755

			1,615,485
ITALY — 7.75%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22[a]	EUR	200	247,697
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	375,254
0.10%, 04/15/19	EUR	1,530	1,915,623
0.20%, 10/15/20	EUR	800	998,713
0.35%, 11/01/21	EUR	970	1,205,345
0.45%, 06/01/21	EUR	1,300	1,628,285
0.65%, 11/01/20	EUR	1,400	1,769,392
0.65%, 10/15/23	EUR	1,310	1,592,767
0.70%, 05/01/20	EUR	200	253,239
0.90%, 08/01/22	EUR	250	313,761
0.95%, 03/15/23	EUR	750	935,593
1.05%, 12/01/19	EUR	1,400	1,782,873
1.20%, 04/01/22	EUR	810	1,033,083
1.25%, 12/01/26	EUR	1,100	1,302,248
1.35%, 04/15/22	EUR	200	256,540
1.45%, 11/15/24	EUR	200	249,073
1.50%, 08/01/19	EUR	700	895,064
1.50%, 06/01/25	EUR	300	371,434
1.60%, 06/01/26	EUR	1,300	1,594,406
1.65%, 03/01/32[e]	EUR	250	283,318
1.85%, 05/15/24	EUR	480	617,705
2.00%, 12/01/25	EUR	1,300	1,653,744
2.05%, 08/01/27	EUR	1,000	1,249,600
2.15%, 12/15/21	EUR	150	198,738
2.20%, 06/01/27	EUR	500	634,704
2.25%, 09/01/36[e]	EUR	540	630,587
2.45%, 09/01/33[e]	EUR	740	909,926
2.50%, 05/01/19	EUR	910	1,173,333
2.50%, 12/01/24	EUR	600	798,150
2.70%, 03/01/47[e]	EUR	500	584,456
2.80%, 03/01/67[e]	EUR	190	212,862
3.25%, 09/01/46[e]	EUR	375	489,356
3.45%, 03/01/48[e]	EUR	200	266,102
3.50%, 03/01/30[e]	EUR	770	1,073,846
3.75%, 03/01/21	EUR	850	1,173,703
3.75%, 05/01/21	EUR	470	650,845
3.75%, 08/01/21[a]	EUR	350	487,296
4.00%, 09/01/20	EUR	80	109,748
4.00%, 02/01/37[a]	EUR	580	858,964
4.25%, 09/01/19	EUR	200	266,797
4.25%, 03/01/20	EUR	500	679,220
4.50%, 02/01/20[a]	EUR	500	680,460
4.50%, 05/01/23	EUR	1,030	1,515,496
4.50%, 03/01/24	EUR	1,200	1,779,619
4.50%, 03/01/26[a]	EUR	100	150,538
4.75%, 09/01/21	EUR	250	359,552
4.75%, 08/01/23[e]	EUR	100	149,507
4.75%, 09/01/28[e]	EUR	530	820,477
4.75%, 09/01/44[e]	EUR	500	817,985
5.00%, 03/01/25[e]	EUR	350	538,053
5.00%, 08/01/34[a]	EUR	1,200	1,976,124
5.00%, 08/01/39[a]	EUR	250	418,504
5.00%, 09/01/40[a]	EUR	870	1,446,768

Security	Principal (000s)		Value
5.25%, 11/01/29	EUR	100	$162,755
5.50%, 11/01/22	EUR	1,200	1,821,118
5.75%, 02/01/33	EUR	640	1,118,528
6.00%, 05/01/31	EUR	600	1,051,984
6.50%, 11/01/27	EUR	500	868,911

			49,399,769
JAPAN — 12.48%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	60,000	551,354
0.10%, 09/20/19	JPY	35,000	321,802
0.10%, 03/20/20	JPY	130,000	1,196,195
0.10%, 06/20/20	JPY	300,000	2,761,468
0.10%, 09/20/20	JPY	205,000	1,887,566
0.10%, 12/20/20	JPY	140,000	1,289,621
0.10%, 03/20/21	JPY	244,500	2,253,598
0.10%, 06/20/21	JPY	20,000	184,384
0.10%, 06/20/22	JPY	60,000	554,047
0.20%, 03/20/19	JPY	28,000	257,470
0.20%, 06/20/19	JPY	20,000	184,046
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	26,000	197,260
0.90%, 03/20/57	JPY	5,000	45,047
1.40%, 03/20/55	JPY	11,000	115,924
1.70%, 03/20/54	JPY	20,000	228,164
1.90%, 03/20/53	JPY	35,000	418,506
2.00%, 03/20/52	JPY	22,000	268,418
2.20%, 03/20/49	JPY	34,000	428,701
2.20%, 03/20/50	JPY	20,000	252,859
2.20%, 03/20/51	JPY	49,000	621,757
Japan Government Ten Year Bond
0.10%, 06/20/26	JPY	200,000	1,841,803
0.10%, 09/20/26	JPY	290,000	2,670,428
0.10%, 12/20/26	JPY	80,000	735,893
0.10%, 03/20/27	JPY	45,000	413,977
0.10%, 09/20/27	JPY	55,000	505,533
0.10%, 12/20/27	JPY	35,000	321,212
0.30%, 12/20/24	JPY	110,000	1,029,367
0.30%, 12/20/25	JPY	70,000	655,719
0.40%, 03/20/25	JPY	70,000	660,041
0.40%, 06/20/25	JPY	35,000	330,008
0.40%, 09/20/25	JPY	57,500	542,435
0.50%, 09/20/24	JPY	135,000	1,279,887
0.60%, 03/20/23	JPY	200,000	1,895,873
0.60%, 09/20/23	JPY	35,000	332,589
0.60%, 12/20/23	JPY	123,400	1,173,835
0.60%, 03/20/24	JPY	210,000	1,999,478
0.60%, 06/20/24	JPY	70,000	666,974
0.70%, 12/20/22	JPY	110,000	1,046,056
0.80%, 09/20/22	JPY	70,000	667,262
0.80%, 12/20/22	JPY	70,000	668,801
0.80%, 06/20/23	JPY	90,000	862,996
0.80%, 09/20/23	JPY	90,000	864,538
0.90%, 03/20/22	JPY	160,000	1,525,991
0.90%, 06/20/22	JPY	30,000	286,681
1.00%, 09/20/21	JPY	110,000	1,047,930
1.00%, 12/20/21	JPY	115,000	1,098,460

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
1.00%, 03/20/22	JPY	20,000	$191,506
1.20%, 12/20/20	JPY	200,000	1,900,747
1.20%, 06/20/21	JPY	20,000	191,255
1.30%, 12/20/19	JPY	20,000	188,099
1.30%, 03/20/20	JPY	150,000	1,415,363
1.40%, 03/20/20	JPY	130,000	1,229,221
1.50%, 06/20/19	JPY	32,000	299,737
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	53,000	425,830
0.50%, 09/20/46	JPY	29,000	246,046
0.80%, 03/20/46	JPY	36,000	331,554
0.80%, 03/20/47	JPY	26,000	238,246
0.80%, 06/20/47	JPY	7,000	64,069
1.40%, 12/20/45	JPY	25,000	265,011
1.50%, 12/20/44	JPY	27,500	297,425
1.60%, 06/20/45	JPY	15,000	165,872
1.70%, 03/20/44	JPY	10,000	112,492
1.70%, 06/20/44	JPY	45,000	506,463
1.70%, 09/20/44	JPY	19,000	214,096
1.80%, 03/20/43	JPY	30,000	343,205
1.80%, 09/20/43	JPY	20,000	228,900
1.90%, 09/20/42	JPY	34,000	395,435
2.00%, 09/20/40	JPY	80,000	938,189
2.00%, 09/20/41	JPY	28,000	329,851
2.20%, 09/20/39	JPY	40,000	481,686
2.20%, 03/20/41	JPY	32,000	388,922
2.30%, 03/20/35	JPY	29,000	346,486
2.30%, 06/20/35	JPY	15,000	179,417
2.30%, 12/20/35	JPY	20,000	239,635
2.30%, 03/20/39	JPY	34,500	420,391
2.30%, 03/20/40	JPY	29,000	355,633
2.40%, 09/20/38	JPY	12,000	147,891
2.50%, 09/20/37	JPY	49,000	608,506
2.50%, 03/20/38	JPY	5,000	62,272
Japan Government Twenty Year Bond
0.40%, 03/20/36	JPY	90,000	810,309
0.50%, 09/20/36	JPY	34,000	309,811
0.60%, 09/20/37	JPY	20,000	183,931
0.70%, 03/20/37	JPY	40,000	375,983
0.80%, 06/20/23	JPY	100,000	958,637
1.00%, 12/20/35	JPY	65,000	647,672
1.20%, 12/20/34	JPY	60,000	617,787
1.20%, 09/20/35	JPY	45,000	462,541
1.30%, 06/20/35	JPY	50,500	527,304
1.40%, 09/20/34	JPY	45,000	476,957
1.50%, 03/20/34	JPY	25,000	268,687
1.50%, 06/20/34	JPY	10,000	107,363
1.60%, 03/20/32	JPY	40,000	433,065
1.60%, 03/20/33	JPY	35,000	380,134
1.60%, 12/20/33	JPY	15,000	163,080
1.70%, 12/20/22	JPY	100,000	996,015
1.70%, 12/20/31	JPY	10,000	109,366
1.70%, 03/20/32	JPY	24,000	262,680
1.70%, 06/20/32	JPY	30,000	328,803
1.70%, 09/20/32	JPY	46,000	505,218
1.70%, 12/20/32	JPY	25,000	274,642
1.70%, 06/20/33	JPY	10,000	109,995
1.70%, 09/20/33	JPY	85,000	935,300
1.80%, 06/20/31	JPY	11,000	121,387
1.80%, 09/20/31	JPY	80,000	883,800
1.80%, 12/20/31	JPY	10,000	110,619

Security	Principal (000s)		Value
1.80%, 12/20/32	JPY	17,600	$195,682
1.90%, 12/20/28	JPY	100,000	1,091,338
1.90%, 09/20/30	JPY	45,000	498,935
1.90%, 06/20/31	JPY	30,000	334,434
2.00%, 03/20/27	JPY	35,000	377,428
2.00%, 06/20/30	JPY	20,000	223,616
Series 49
2.10%, 03/22/21	JPY	36,000	352,655
2.10%, 09/20/25	JPY	70,000	743,473
2.10%, 12/20/26	JPY	107,000	1,157,449
2.10%, 03/20/27	JPY	50,000	543,186
2.10%, 09/20/27	JPY	30,000	328,405
2.10%, 12/20/27	JPY	50,000	548,853
2.10%, 06/20/29	JPY	40,000	447,140
2.10%, 09/20/29	JPY	25,000	280,244
2.10%, 03/20/30	JPY	10,000	112,684
2.10%, 12/20/30	JPY	60,000	680,445
2.20%, 09/21/20	JPY	130,000	1,263,616
2.20%, 03/20/28	JPY	5,000	55,512
2.20%, 12/20/29	JPY	18,000	204,239
2.20%, 03/20/30	JPY	15,000	170,660
2.30%, 06/20/27	JPY	25,000	276,994
2.40%, 03/20/20	JPY	30,000	289,540
Japan Government Two Year Bond
0.10%, 03/15/19	JPY	215,000	1,974,817
0.10%, 04/15/19	JPY	100,000	918,712
0.10%, 06/15/19	JPY	80,000	735,255
0.10%, 08/15/19	JPY	160,000	1,471,200

			79,529,003
LATVIA — 0.07%
Latvia Government International Bond
1.38%, 09/23/25[a]	EUR	100	131,879
2.63%, 01/21/21[a]	EUR	250	335,951

			467,830
LITHUANIA — 0.04%
Lithuania Government International Bond
0.95%, 05/26/27[a]	EUR	120	149,821
2.13%, 10/22/35[a]	EUR	60	82,634

			232,455
LUXEMBOURG — 0.05%
Luxembourg Government Bond
0.63%, 02/01/27[a]	EUR	70	86,335
2.13%, 07/10/23[a]	EUR	100	137,840
2.25%, 03/19/28[a]	EUR	50	70,791

			294,966
MALAYSIA — 0.66%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	556,470
3.66%, 10/15/20	MYR	600	154,957

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
3.80%, 08/17/23	MYR	2,500	$638,952
3.89%, 07/31/20	MYR	1,000	259,752
3.90%, 11/30/26	MYR	1,900	482,820
4.06%, 09/30/24	MYR	2,000	516,914
4.25%, 05/31/35	MYR	800	197,123
4.38%, 11/29/19	MYR	600	156,834
4.50%, 04/15/30	MYR	850	219,913
4.94%, 09/30/43	MYR	450	116,980
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	2,500	636,771
3.99%, 10/15/25	MYR	150	37,914
4.58%, 08/30/33	MYR	800	203,633

			4,179,033
MEXICO — 0.70%
Mexican Bonos
5.75%, 03/05/26	MXN	8,000	383,742
6.50%, 06/10/21	MXN	4,500	235,179
6.50%, 06/09/22	MXN	3,000	155,536
7.50%, 06/03/27	MXN	2,000	106,833
7.75%, 05/29/31	MXN	11,000	594,513
7.75%, 11/13/42	MXN	5,000	267,308
8.00%, 06/11/20	MXN	16,000	870,799
8.00%, 12/07/23	MXN	8,000	440,842
8.50%, 12/13/18	MXN	5,000	271,011
8.50%, 05/31/29	MXN	2,000	114,563
8.50%, 11/18/38	MXN	5,500	317,423
10.00%, 12/05/24	MXN	4,000	243,892
Mexico Government International Bond
1.38%, 01/15/25	EUR	250	312,584
3.00%, 03/06/45	EUR	100	122,395

			4,436,620
NETHERLANDS — 1.86%
Netherlands Government Bond
0.00%, 01/15/22[d,e]	EUR	300	374,775
0.00%, 01/15/24[d,e]	EUR	1,040	1,272,765
0.25%, 01/15/20	EUR	600	758,625
0.50%, 07/15/26[e]	EUR	500	617,456
0.75%, 07/15/27[e]	EUR	860	1,072,899
1.75%, 07/15/23[e]	EUR	240	324,483
2.25%, 07/15/22[e]	EUR	1,300	1,782,346
2.50%, 01/15/33[e]	EUR	350	526,402
2.75%, 01/15/47[e]	EUR	240	402,364
3.25%, 07/15/21[e]	EUR	530	739,511
3.50%, 07/15/20[e]	EUR	1,100	1,502,658
3.75%, 01/15/42[e]	EUR	520	990,698
4.00%, 07/15/19[e]	EUR	500	664,558
4.00%, 01/15/37[e]	EUR	455	849,511

			11,879,051
NEW ZEALAND — 0.26%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	200	148,433
2.75%, 04/15/37[a]	NZD	110	73,702
3.00%, 04/15/20	NZD	300	225,220
3.50%, 04/14/33[a]	NZD	70	53,202

Security	Principal (000s)		Value
4.50%, 04/15/27[a]	NZD	100	$83,399
5.00%, 03/15/19[a]	NZD	200	153,230
5.50%, 04/15/23[a]	NZD	520	442,468
6.00%, 05/15/21[a]	NZD	600	498,129

			1,677,783
NORWAY — 0.33%
Kommunalbanken AS
0.88%, 05/24/27[a]	EUR	100	123,378
4.25%, 07/16/25	AUD	150	129,384
Norway Government Bond
1.50%, 02/19/26[e]	NOK	1,700	217,858
1.75%, 03/13/25[e]	NOK	550	72,222
1.75%, 02/17/27[e]	NOK	500	64,799
2.00%, 05/24/23[e]	NOK	1,000	134,295
3.00%, 03/14/24[e]	NOK	3,100	439,164
3.75%, 05/25/21[e]	NOK	3,700	523,773
4.50%, 05/22/19[e]	NOK	3,000	410,628

			2,115,501
PARAGUAY — 0.43%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21[e]	EUR	600	836,202
4.10%, 02/15/45[e]	EUR	50	75,927
4.95%, 10/25/23[e]	EUR	1,200	1,836,964

			2,749,093
PERU — 0.02%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	137,282

			137,282
POLAND — 0.68%
Bank Gospodarstwa Krajowego
1.63%, 04/30/28[a]	EUR	100	125,412
Republic of Poland Government International Bond
0.88%, 10/14/21[a]	EUR	940	1,203,864
0.88%, 05/10/27[a]	EUR	100	121,086
1.38%, 10/22/27[a]	EUR	310	392,176
1.50%, 09/09/25[a]	EUR	100	129,371
1.50%, 01/19/26[a]	EUR	170	219,715
1.63%, 01/15/19[a]	EUR	300	379,918
2.38%, 01/18/36[a]	EUR	150	199,009
3.00%, 01/15/24[a]	EUR	400	567,379
3.38%, 07/09/24[a]	EUR	220	318,568
4.00%, 03/23/21	EUR	200	279,980
4.50%, 01/18/22[a]	EUR	160	233,595
5.25%, 01/20/25	EUR	100	161,013

			4,331,086

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
PORTUGAL — 0.28%
Portugal Obrigacoes do Tesouro OT
4.10%, 04/15/37[e]	EUR	400	$608,116
4.13%, 04/14/27[e]	EUR	800	1,195,053

			1,803,169
ROMANIA — 0.10%
Romanian Government International Bond
2.75%, 10/29/25[a]	EUR	60	81,334
2.88%, 05/26/28[a]	EUR	150	196,923
3.63%, 04/24/24[a]	EUR	50	71,602
4.88%, 11/07/19[a]	EUR	200	270,879

			620,738
RUSSIA — 0.27%
Russian Federal Bond - OFZ
6.70%, 05/15/19	RUB	10,000	177,673
7.00%, 08/16/23	RUB	2,000	35,822
7.05%, 01/19/28	RUB	11,455	202,391
7.40%, 12/07/22	RUB	20,000	365,043
7.60%, 04/14/21	RUB	15,000	274,065
7.70%, 03/23/33	RUB	10,000	182,745
7.75%, 09/16/26	RUB	15,000	278,853
8.50%, 09/17/31	RUB	11,500	225,537

			1,742,129
SINGAPORE — 0.39%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	112,528
1.75%, 04/01/22	SGD	500	381,538
2.25%, 06/01/21	SGD	400	310,672
2.25%, 08/01/36	SGD	100	73,487
2.38%, 06/01/25	SGD	150	116,752
2.50%, 06/01/19	SGD	250	193,592
2.75%, 07/01/23	SGD	450	357,903
2.75%, 04/01/42	SGD	100	78,492
2.75%, 03/01/46	SGD	90	70,372
2.88%, 09/01/30	SGD	400	322,331
3.00%, 09/01/24	SGD	250	202,066
3.25%, 09/01/20	SGD	100	79,441
3.38%, 09/01/33	SGD	50	42,602
3.50%, 03/01/27	SGD	130	109,922

			2,451,698
SLOVAKIA — 0.21%
Slovakia Government Bond
0.63%, 05/22/26	EUR	130	160,595
1.38%, 01/21/27[a]	EUR	100	130,165
1.63%, 01/21/31[a]	EUR	130	166,981
1.88%, 03/09/37[a]	EUR	140	179,592
3.00%, 02/28/23[a]	EUR	150	214,540
4.00%, 04/27/20[a]	EUR	300	410,526
4.35%, 10/14/25[a]	EUR	50	80,952

			1,343,351

Security	Principal (000s)		Value
SLOVENIA — 0.13%
Slovenia Government Bond
1.25%, 03/22/27[a]	EUR	230	$291,299
1.75%, 11/03/40[a]	EUR	80	99,152
2.13%, 07/28/25[a]	EUR	100	136,894
2.25%, 03/03/32[a]	EUR	160	222,599
3.00%, 04/08/21[a]	EUR	50	68,204

			818,148
SOUTH KOREA — 2.53%
Korea Treasury Bond
1.25%, 12/10/19	KRW	1,000,000	920,557
1.38%, 09/10/21	KRW	500,000	451,025
1.50%, 12/10/26	KRW	450,000	379,678
1.50%, 09/10/36	KRW	150,000	115,896
1.75%, 12/10/18	KRW	1,000,000	936,487
1.75%, 06/10/20	KRW	1,000,000	925,437
1.75%, 12/10/20	KRW	500,000	461,614
1.88%, 03/10/22	KRW	410,000	374,559
1.88%, 06/10/26	KRW	300,000	262,757
2.00%, 03/10/20	KRW	400,000	373,154
2.00%, 09/10/20	KRW	200,000	186,038
2.00%, 03/10/21	KRW	270,000	250,218
2.00%, 09/10/22	KRW	1,250,000	1,142,909
2.00%, 03/10/46	KRW	300,000	247,499
2.13%, 06/10/27	KRW	800,000	709,182
2.13%, 03/10/47	KRW	550,000	457,598
2.25%, 06/10/25	KRW	1,050,000	952,871
2.25%, 12/10/25	KRW	330,000	298,525
2.38%, 12/10/27	KRW	500,000	452,402
2.63%, 09/10/35	KRW	740,000	683,618
2.75%, 09/10/19	KRW	80,000	75,752
2.75%, 12/10/44	KRW	600,000	572,992
3.00%, 03/10/23	KRW	250,000	238,649
3.00%, 09/10/24	KRW	120,000	114,702
3.00%, 12/10/42	KRW	590,000	583,791
3.13%, 03/10/19	KRW	600,000	570,185
3.38%, 09/10/23	KRW	600,000	583,591
3.50%, 03/10/24	KRW	225,000	220,762
3.75%, 12/10/33	KRW	530,000	561,078
4.00%, 12/10/31	KRW	450,000	483,058
4.25%, 06/10/21	KRW	900,000	892,422
4.75%, 12/10/30	KRW	160,000	182,077
5.00%, 06/10/20	KRW	150,000	149,285
5.25%, 03/10/27	KRW	100,000	112,643
5.50%, 12/10/29	KRW	150,000	176,221

			16,099,232
SPAIN — 4.76%
Autonomous Community of Madrid Spain
0.75%, 04/30/22[a]	EUR	100	126,508
1.00%, 09/30/24[a]	EUR	50	62,697
1.19%, 05/08/22[a]	EUR	170	219,069
1.83%, 04/30/25[a]	EUR	50	65,634
FADE - Fondo de Amortizacion del Deficit Electrico
0.03%, 06/17/20[a]	EUR	200	249,377
0.50%, 03/17/23[a]	EUR	200	247,767
0.85%, 09/17/19[a]	EUR	100	126,714

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Instituto de Credito Oficial
0.25%, 04/30/22[a]	EUR	200	$248,677
4.38%, 05/20/19[a]	EUR	50	66,071
Spain Government Bond
0.40%, 04/30/22	EUR	330	413,330
0.75%, 07/30/21	EUR	910	1,160,341
1.15%, 07/30/20	EUR	1,300	1,670,133
1.30%, 10/31/26[e]	EUR	860	1,076,391
1.40%, 01/31/20	EUR	1,600	2,058,199
1.45%, 10/31/27[e]	EUR	900	1,123,866
1.50%, 04/30/27[e]	EUR	1,300	1,642,764
1.60%, 04/30/25[e]	EUR	1,000	1,304,126
1.95%, 04/30/26[e]	EUR	600	792,903
1.95%, 07/30/30[e]	EUR	450	574,311
2.15%, 10/31/25[e]	EUR	690	927,551
2.35%, 07/30/33[e]	EUR	700	912,444
2.75%, 04/30/19	EUR	800	1,035,328
2.75%, 10/31/24[e]	EUR	670	939,936
2.90%, 10/31/46[e]	EUR	310	416,707
3.45%, 07/30/66[e]	EUR	200	288,075
3.80%, 04/30/24[e]	EUR	700	1,034,300
4.20%, 01/31/37[e]	EUR	590	974,137
4.30%, 10/31/19[e]	EUR	480	645,947
4.40%, 10/31/23[e]	EUR	300	453,444
4.60%, 07/30/19[e]	EUR	260	347,883
4.65%, 07/30/25[e]	EUR	400	630,001
4.70%, 07/30/41[e]	EUR	350	624,082
4.80%, 01/31/24[e]	EUR	250	387,070
4.85%, 10/31/20[e]	EUR	1,450	2,050,916
4.90%, 07/30/40[e]	EUR	400	727,733
5.15%, 10/31/28[e]	EUR	450	760,678
5.15%, 10/31/44[e]	EUR	640	1,218,922
5.40%, 01/31/23[e]	EUR	1,050	1,628,285
5.50%, 04/30/21[e]	EUR	300	439,553
5.75%, 07/30/32	EUR	250	466,683
6.00%, 01/31/29	EUR	100	180,517

			30,319,070
SUPRANATIONAL — 3.05%
African Development Bank
0.13%, 10/07/26	EUR	50	58,354
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	40,799
Council of Europe Development Bank
0.13%, 04/10/24[a]	EUR	150	184,009
0.75%, 06/09/25[a]	EUR	50	62,979
European Financial Stability Facility
0.00%, 11/17/22[a,d]	EUR	710	877,327
0.10%, 01/19/21[a]	EUR	200	251,223
0.38%, 10/11/24[a]	EUR	350	431,692
0.40%, 02/17/25[a]	EUR	225	276,420
0.50%, 01/20/23[a]	EUR	100	126,254
0.75%, 05/03/27[a]	EUR	440	542,419
0.88%, 04/16/18[a]	EUR	250	312,316
1.25%, 01/22/19[a]	EUR	250	316,673
1.25%, 05/24/33[a]	EUR	350	432,538
1.38%, 05/31/47[a]	EUR	120	140,096
1.45%, 09/05/40[a]	EUR	100	122,326
1.50%, 01/22/20[a]	EUR	100	129,134
1.70%, 02/13/43[a]	EUR	250	317,710

Security	Principal (000s)		Value
1.75%, 06/27/24[a]	EUR	100	$134,511
1.80%, 07/10/48[a]	EUR	200	257,594
2.13%, 02/19/24[a]	EUR	50	68,593
2.35%, 07/29/44[a]	EUR	50	72,334
2.75%, 12/03/29[a]	EUR	80	118,206
3.00%, 09/04/34[a]	EUR	50	77,775
3.38%, 07/05/21[a]	EUR	50	69,720
3.38%, 04/03/37[a]	EUR	80	132,644
European Investment Bank
0.00%, 10/16/23[d]	EUR	200	244,381
0.00%, 03/15/24[d]	EUR	250	303,209
0.00%, 03/13/26[d]	EUR	60	70,624
0.13%, 04/15/25	EUR	50	60,387
0.25%, 10/14/24[a]	EUR	130	159,739
0.38%, 03/15/22[a]	EUR	1,000	1,263,751
0.38%, 04/14/26[a]	EUR	350	424,402
0.50%, 01/15/27	EUR	800	969,204
0.63%, 01/17/20[a]	GBP	200	283,102
0.88%, 12/15/23[a]	GBP	200	276,009
1.00%, 07/13/18	EUR	200	250,794
1.00%, 09/21/26[a]	GBP	40	53,886
1.00%, 04/14/32[a]	EUR	90	108,945
1.13%, 02/18/20	CAD	50	39,991
1.13%, 09/07/21[a]	GBP	270	383,669
1.13%, 04/13/33[a]	EUR	400	487,542
1.13%, 09/15/36[a]	EUR	100	119,150
Series 2000
1.50%, 07/15/20	EUR	100	130,153
1.75%, 09/15/45[a]	EUR	60	77,227
2.13%, 02/04/19[a]	CAD	180	147,226
2.13%, 01/15/24	EUR	540	742,593
2.25%, 03/07/20[a]	GBP	50	73,123
2.25%, 10/14/22[a]	EUR	200	274,496
2.75%, 09/15/21	EUR	300	412,507
3.50%, 04/15/27[a]	EUR	50	77,575
3.88%, 06/08/37[a]	GBP	150	273,787
4.00%, 04/15/30	EUR	100	167,421
4.00%, 10/15/37	EUR	150	271,728
4.25%, 04/15/19	EUR	50	65,836
4.63%, 04/15/20	EUR	50	69,152
5.00%, 04/15/39	GBP	40	84,871
5.63%, 06/07/32	GBP	100	206,139
6.00%, 08/06/20	AUD	50	44,090
6.50%, 08/07/19	AUD	100	86,215
European Stability Mechanism
0.00%, 10/18/22[a,d]	EUR	350	432,891
0.13%, 04/22/24[a]	EUR	300	366,793
0.50%, 03/02/26[a]	EUR	200	245,667
0.75%, 03/15/27[a]	EUR	200	247,710
Series 43
0.88%, 10/15/19[a]	EUR	20	25,485
0.88%, 07/18/42[a]	EUR	80	86,353
1.00%, 09/23/25[a]	EUR	100	128,098
1.13%, 05/03/32[a]	EUR	150	185,001
1.25%, 10/15/18[a]	EUR	50	63,079
1.38%, 03/04/21[a]	EUR	50	65,393
1.63%, 11/17/36[a]	EUR	50	64,768
1.80%, 11/02/46[a]	EUR	150	196,495

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal (000s)		Value
1.85%, 12/01/55[a]	EUR	50	$65,497
European Union
0.50%, 04/04/25[a]	EUR	180	223,408
0.75%, 04/04/31[a]	EUR	160	190,624
1.13%, 04/04/36[a]	EUR	100	120,632
1.50%, 10/04/35[a]	EUR	60	77,569
1.88%, 04/04/24[a]	EUR	270	367,354
2.50%, 11/04/27[a]	EUR	250	359,981
2.75%, 09/21/21[a]	EUR	50	68,698
3.38%, 04/04/32[a]	EUR	50	80,400
3.75%, 04/04/42[a]	EUR	130	238,847
Inter-American Development Bank
2.50%, 04/14/27[a]	AUD	100	75,830
3.25%, 02/07/20	AUD	50	41,289
International Bank for Reconstruction & Development
0.63%, 12/15/23	GBP	200	273,105
0.63%, 01/12/33	EUR	60	68,237
1.13%, 03/11/20	CAD	50	39,991
1.38%, 12/15/20	GBP	100	143,650
2.50%, 03/12/20	AUD	50	40,719
2.60%, 09/20/22	AUD	350	281,820
3.75%, 02/10/20	NZD	50	37,996
International Finance Corp.
2.70%, 02/05/21	AUD	100	81,561
2.80%, 08/15/22	AUD	250	203,158

			19,444,669
SWEDEN — 0.46%
Kommuninvest I Sverige AB
0.75%, 02/22/23[a]	SEK	2,000	254,713
1.00%, 09/15/21[a]	SEK	700	91,326
Sweden Government Bond
0.75%, 05/12/28	SEK	1,800	225,611
1.00%, 11/12/26	SEK	2,000	260,559
1.50%, 11/13/23[e]	SEK	1,450	197,039
2.25%, 06/01/32	SEK	500	71,805
2.50%, 05/12/25	SEK	1,800	261,300
3.50%, 06/01/22	SEK	1,500	219,571
3.50%, 03/30/39	SEK	1,150	197,012
4.25%, 03/12/19	SEK	1,800	242,008
5.00%, 12/01/20	SEK	6,300	923,492

			2,944,436
SWITZERLAND — 0.19%
Swiss Confederation Government Bond
0.00%, 06/22/29[a,d]	CHF	1,150	1,219,995

			1,219,995
THAILAND — 0.59%
Thailand Government Bond
2.55%, 06/26/20	THB	5,000	163,886
2.88%, 06/17/46	THB	12,300	375,700
3.40%, 06/17/36	THB	5,900	200,462
3.60%, 06/17/67	THB	3,000	98,001
3.63%, 06/16/23	THB	19,500	677,911
3.65%, 12/17/21	THB	6,000	205,900
3.80%, 06/14/41	THB	2,000	72,045

Security	Principal (000s)		Value
3.85%, 12/12/25	THB	10,500	$374,537
3.88%, 06/13/19	THB	6,500	214,759
4.26%, 12/12/37[a]	THB	4,800	178,526
4.85%, 06/17/61	THB	2,000	84,961
4.88%, 06/22/29	THB	29,000	1,133,454

			3,780,142
UNITED KINGDOM — 7.96%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	150	267,972
Transport for London
2.13%, 04/24/25[a]	GBP	100	145,874
2.25%, 08/09/22[a]	GBP	100	147,599
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	680	945,285
0.75%, 07/22/23[a]	GBP	590	821,340
1.25%, 07/22/27[a]	GBP	610	845,947
1.50%, 01/22/21[a]	GBP	900	1,304,597
1.50%, 07/22/26[a]	GBP	1,190	1,704,627
1.50%, 07/22/47[a]	GBP	710	909,498
1.75%, 07/22/19[a]	GBP	1,290	1,863,796
1.75%, 09/07/22[a]	GBP	900	1,321,747
1.75%, 09/07/37[a]	GBP	430	593,559
1.75%, 07/22/57[a]	GBP	380	533,835
2.00%, 07/22/20[a]	GBP	2,430	3,560,183
2.00%, 09/07/25[a]	GBP	765	1,142,088
2.25%, 09/07/23[a]	GBP	400	603,387
2.50%, 07/22/65[a]	GBP	510	904,222
2.75%, 09/07/24[a]	GBP	610	951,637
3.25%, 01/22/44[a]	GBP	770	1,377,582
3.50%, 01/22/45[a]	GBP	1,020	1,911,748
3.50%, 07/22/68[a]	GBP	510	1,155,208
3.75%, 09/07/19[a]	GBP	670	999,402
3.75%, 09/07/20[a]	GBP	900	1,377,523
3.75%, 07/22/52[a]	GBP	625	1,313,948
4.00%, 03/07/22[a]	GBP	840	1,342,034
4.00%, 01/22/60[a]	GBP	630	1,487,198
4.25%, 12/07/27[a]	GBP	390	693,305
4.25%, 06/07/32[a]	GBP	760	1,421,392
4.25%, 03/07/36[a]	GBP	815	1,581,729
4.25%, 09/07/39[a]	GBP	830	1,661,239
4.25%, 12/07/40[a]	GBP	865	1,750,530
4.25%, 12/07/46[a]	GBP	715	1,528,647
4.25%, 12/07/49[a]	GBP	530	1,174,274
4.25%, 12/07/55[a]	GBP	875	2,074,176
4.50%, 03/07/19[a]	GBP	1,315	1,949,265
4.50%, 09/07/34[a]	GBP	920	1,806,469
4.50%, 12/07/42[a]	GBP	685	1,459,734
4.75%, 03/07/20[a]	GBP	400	616,646
4.75%, 12/07/30[a]	GBP	845	1,624,751
4.75%, 12/07/38[a]	GBP	480	1,014,614
6.00%, 12/07/28[a]	GBP	330	676,040

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Security	Principal or Shares (000s)		Value
8.00%, 06/07/21[a]	GBP	100	$175,630

			50,740,277

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $449,898,269)			483,427,833

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]		3,135	3,135,135

			3,135,135

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,135,135)	$3,135,135

TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $588,268,414)	634,967,687
Other Assets, Less Liabilities — 0.38%	2,385,136

NET ASSETS — 100.00%	$637,352,823

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Zero-coupon bond.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,826	309	[a]	—	3,135	$3,135,135	$17,671	$—	$—

[a]	Net of purchases and sales.

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Forward Currency Contracts

Forward currency contracts outstanding as of January 31, 2018 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	790,000	USD	639,621	MS	03/02/2018	$3
CAD	800,000	USD	652,285	MS	03/02/2018	12
CAD	9,235,000	USD	7,526,487	CITI	02/02/2018	1,008
CAD	9,235,000	USD	7,512,094	UBS	02/02/2018	15,401
CAD	9,235,000	USD	7,526,487	DB	02/02/2018	1,008
CHF	5,650,000	USD	6,042,693	DB	02/02/2018	35,190
EUR	500,000	USD	604,113	MS	02/02/2018	18,762
EUR	210,000	USD	253,322	SSB	02/02/2018	8,286
EUR	2,850,000	USD	3,465,744	JPM	02/02/2018	84,645
EUR	61,650,000	USD	76,788,158	UBS	02/02/2018	12,357
GBP	900,000	USD	1,278,963	JPM	03/02/2018	2,196
GBP	109,860,000	USD	155,274,696	JPM	02/02/2018	951,751
HUF	426,670,000	USD	1,696,236	DB	02/02/2018	18,579
JPY	35,350,000	USD	319,213	JPM	02/02/2018	4,638
JPY	260,000,000	USD	2,385,461	MS	03/02/2018	13
KRW	273,340,000	USD	255,754	MS	03/14/2018	379
MXN	83,430,000	USD	4,463,909	DB	02/02/2018	26,162
SEK	1,700,000	USD	208,278	MS	02/02/2018	8,158
USD	20,662,194	AUD	25,490,000	DB	03/02/2018	24,215
USD	7,530,302	CAD	9,235,000	MS	03/02/2018	351
USD	1,420,811	CZK	28,770,000	DB	03/02/2018	979
USD	4,379,224	DKK	26,100,000	DB	03/02/2018	2,225
USD	76,999,370	EUR	61,650,000	CITI	03/02/2018	63,843
USD	76,990,957	EUR	61,660,000	SSB	03/02/2018	42,950
USD	76,988,705	EUR	61,650,000	MS	03/02/2018	53,177
USD	76,993,514	EUR	61,650,000	DB	03/02/2018	57,986
USD	1,623,682	ILS	5,520,000	DB	03/05/2018	2,702
USD	16,574,621	JPY	1,800,990,000	CITI	03/02/2018	50,716
USD	16,559,077	JPY	1,800,990,000	UBS	03/02/2018	35,171
USD	16,569,665	JPY	1,800,990,000	MS	03/02/2018	45,760
USD	16,556,565	JPY	1,800,990,000	SSB	03/02/2018	32,660
USD	16,567,074	JPY	1,800,990,000	DB	03/02/2018	43,168
USD	471,387	KRW	500,000,000	DB	03/14/2018	2,862
USD	1,914,220	NOK	14,680,000	DB	03/02/2018	245
USD	1,784,894	NZD	2,410,000	DB	03/02/2018	1,880
USD	6,211,085	SEK	48,570,000	DB	03/02/2018	16,011
USD	2,517,986	SGD	3,290,000	DB	03/02/2018	3,618
USD	3,703,420	THB	115,880,000	DB	03/02/2018	1,242

						1,670,309

AUD	160,000	USD	129,547	DB	03/02/2018	$(3)
AUD	25,490,000	USD	20,664,743	DB	02/02/2018	(24,215)
CAD	540,000	USD	440,306	DB	03/02/2018	(6)
CAD	9,235,000	USD	7,528,061	MS	02/02/2018	(566)
CZK	28,770,000	USD	1,419,059	DB	02/02/2018	(1,102)
DKK	26,100,000	USD	4,371,127	DB	02/02/2018	(2,341)

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	8,700,000	USD	10,857,119	MS	03/02/2018	$(37)
EUR	1,700,000	USD	2,121,541	DB	03/02/2018	(42)
EUR	61,650,000	USD	76,865,220	CITI	02/02/2018	(64,706)
EUR	61,650,000	USD	76,854,123	MS	02/02/2018	(53,609)
EUR	61,650,000	USD	76,859,055	DB	02/02/2018	(58,541)
ILS	5,520,000	USD	1,621,950	DB	02/05/2018	(3,020)
JPY	17,650,000	USD	161,940	DB	03/02/2018	(3)
JPY	1,800,990,000	USD	16,550,175	CITI	02/02/2018	(50,793)
JPY	1,800,990,000	USD	16,545,005	MS	02/02/2018	(45,624)
JPY	1,800,990,000	USD	16,534,676	UBS	02/02/2018	(35,295)
JPY	1,800,990,000	USD	16,542,574	DB	02/02/2018	(43,192)
NOK	14,680,000	USD	1,912,629	DB	02/02/2018	(249)
NZD	2,410,000	USD	1,785,569	DB	02/02/2018	(1,928)
SEK	48,570,000	USD	6,199,898	DB	02/02/2018	(16,182)
SGD	3,290,000	USD	2,516,830	DB	02/02/2018	(3,845)
THB	115,880,000	USD	3,702,236	DB	02/02/2018	(2,364)
USD	18,848,972	AUD	24,100,000	DB	02/02/2018	(666,004)
USD	664,941	AUD	850,000	MS	02/02/2018	(23,346)
USD	423,710	AUD	540,000	CITI	02/02/2018	(13,555)
USD	7,260,325	CAD	9,090,000	UBS	02/02/2018	(148,980)
USD	7,259,021	CAD	9,090,000	DB	02/02/2018	(150,284)
USD	7,245,809	CAD	9,080,000	MS	02/02/2018	(155,345)
USD	7,256,703	CAD	9,090,000	SSB	02/02/2018	(152,602)
USD	7,839,095	CAD	9,820,000	CITI	02/02/2018	(165,236)
USD	7,528,758	CAD	9,235,000	CITI	03/02/2018	(1,193)
USD	7,514,355	CAD	9,235,000	UBS	03/02/2018	(15,595)
USD	7,521,419	CAD	9,230,000	SSB	03/02/2018	(4,455)
USD	7,528,788	CAD	9,235,000	DB	03/02/2018	(1,163)
USD	5,803,068	CHF	5,650,000	DB	02/02/2018	(274,815)
USD	5,746,028	CHF	5,350,000	DB	03/02/2018	(21,234)
USD	1,349,504	CZK	28,770,000	JPM	02/02/2018	(68,453)
USD	4,205,958	DKK	26,100,000	SSB	02/02/2018	(162,828)
USD	72,151,860	EUR	60,095,000	UBS	02/02/2018	(2,711,512)
USD	75,512,215	EUR	62,895,000	DB	02/02/2018	(2,839,258)
USD	72,169,287	EUR	60,095,000	SSB	02/02/2018	(2,694,085)
USD	72,246,434	EUR	60,200,000	MS	02/02/2018	(2,747,742)
USD	82,331,127	EUR	68,535,000	CITI	02/02/2018	(3,046,379)
USD	76,921,630	EUR	61,650,000	UBS	03/02/2018	(13,898)
USD	77,238,611	GBP	54,930,000	JPM	03/02/2018	(954,810)
USD	152,030,498	GBP	109,860,000	JPM	02/02/2018	(4,195,949)
USD	1,146,864	HUF	296,790,000	SSB	02/02/2018	(45,955)
USD	507,059	HUF	129,880,000	CITI	02/02/2018	(14,937)
USD	1,248,423	HUF	310,670,000	DB	03/02/2018	(2,248)
USD	1,593,268	ILS	5,520,000	JPM	02/05/2018	(25,663)
USD	15,646,671	JPY	1,758,060,000	SSB	02/02/2018	(459,416)
USD	15,648,621	JPY	1,758,060,000	CITI	02/02/2018	(457,466)
USD	17,865,280	JPY	2,008,060,000	MS	02/02/2018	(531,129)
USD	15,645,975	JPY	1,758,060,000	DB	02/02/2018	(460,113)
USD	15,649,875	JPY	1,758,060,000	UBS	02/02/2018	(456,213)
USD	15,956,317	KRW	17,350,740,000	MS	03/14/2018	(302,192)
USD	3,859,809	MXN	76,430,000	SSB	02/02/2018	(253,533)
USD	361,468	MXN	7,000,000	CITI	02/02/2018	(15,261)
USD	4,241,198	MXN	79,430,000	DB	03/02/2018	(14,361)
USD	3,426,814	MYR	13,930,000	CITI	03/14/2018	(141,465)
USD	632,155	MYR	2,540,000	MS	03/14/2018	(18,486)
USD	1,572,917	NOK	12,880,000	JPM	02/02/2018	(104,975)
USD	223,723	NOK	1,800,000	CITI	02/02/2018	(10,765)
USD	1,715,457	NZD	2,410,000	DB	02/02/2018	(68,183)
USD	219,081	RUB	12,710,000	JPM	03/14/2018	(5,618)
USD	1,545,573	RUB	92,290,000	CITI	03/14/2018	(86,017)
USD	6,133,748	SEK	50,270,000	DB	02/02/2018	(266,404)
USD	2,464,033	SGD	3,290,000	JPM	02/02/2018	(48,952)
USD	3,561,922	THB	115,880,000	BNP	02/02/2018	(137,951)

						(25,563,687)

	Net unrealized depreciation					$(23,893,378)

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

January 31, 2018

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Baht

USD — United States Dollar

ZAR — South African Rand

Fair Value Measurements

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$148,404,719	$—	$148,404,719
Foreign government obligations	—	483,427,833	—	483,427,833
Money market funds	3,135,135	—	—	3,135,135

Total	$3,135,135	$631,832,552	$—	$634,967,687

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$1,670,309	$—	$1,670,309
Liabilities
Forward currency contracts	—	(25,563,687)	—	(25,563,687)

Total	$—	$(23,893,378)	$—	$(23,893,378)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

169

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.27%
Chase Issuance Trust Series 2016-A2, Class A
1.37%, 06/15/21	$600	$592,822
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	500	503,881
Series 2014-A8, Class A8
1.73%, 04/09/20	500	499,951
Series 2016-A1, Class A1
1.75%, 11/19/21	700	692,194
Series 2017-A3, Class A3
1.92%, 04/07/22	800	791,076
Discover Card Execution Note Trust Series 2017-A2, Class A2
2.39%, 01/15/22	2,000	1,976,970
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4
2.12%, 02/15/23 (Call 06/15/21)	550	542,406

TOTAL ASSET-BACKED SECURITIES
(Cost: $5,681,226)		5,599,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.33%

MORTGAGE-BACKED SECURITIES — 1.33%
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A4
3.57%, 06/15/50	1,000	1,008,917
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	997,705
Series 2017-P7, Class A4
3.71%, 04/14/50	750	769,529
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	947	960,616
Series 2013-CR12, Class A4
4.05%, 10/10/46	200	210,108
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	767,231
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	669,412
Series 2017-COR2, Class A3
3.51%, 09/10/50	1,000	1,006,437
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,072,072
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,050,048
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	502,938
Series 2015-C32, Class A5
3.60%, 11/15/48	2,500	2,551,273

Security	Principal (000s)	Value
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A5
3.45%, 09/15/50	$1,000	$1,005,418
JPMorgan Chase Commercial Mortgage Securities Trust Series 16-JP4, Class A4
3.65%, 12/15/49	2,499	2,552,057
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5
4.06%, 02/15/47	2,000	2,095,086
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	2,500	2,578,197
Series 2015-C22, Class A4
3.31%, 04/15/48	500	501,657
Series 2015-C23, Class A4
3.72%, 07/15/50	500	513,700
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	2,000	2,012,463
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class ASB
3.24%, 12/15/47	750	758,016
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	200	203,183
Series 2012-C10, Class A3
2.88%, 12/15/45	3,325	3,312,730
Series 2014-C21, Class A2
2.92%, 08/15/47	425	427,576

		27,526,369

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $28,037,282)		27,526,369

CORPORATE BONDS & NOTES — 34.47%

ADVERTISING — 0.05%
Acosta Inc.
7.75%, 10/01/22 (Call 03/05/18)[b]	75	51,551
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	50,778
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	75	76,980
5.38%, 01/15/24 (Call 01/15/19)	50	51,412
5.75%, 02/01/26 (Call 02/01/21)	50	52,980
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[b]	100	100,747
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	35	34,807
3.63%, 05/01/22	250	255,567
4.45%, 08/15/20	100	104,182
6.25%, 07/15/19	70	73,583
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/05/18)	15	15,324
5.63%, 02/15/24 (Call 02/15/19)	25	25,585
5.88%, 03/15/25 (Call 09/15/19)	75	77,963
WPP Finance 2010
3.75%, 09/19/24	50	50,534
5.63%, 11/15/43	35	40,075

		1,062,068

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
AEROSPACE & DEFENSE — 0.45%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	$155	$163,486
5.40%, 04/15/21 (Call 01/15/21)	115	121,694
5.87%, 02/23/22	100	108,088
5.90%, 02/01/27	50	55,916
5.95%, 02/01/37	50	54,936
6.15%, 08/15/20	54	57,750
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	125	127,701
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	35	32,649
2.35%, 10/30/21	15	14,897
2.80%, 03/01/27 (Call 12/01/26)	250	242,665
2.85%, 10/30/24 (Call 07/30/24)	50	49,539
3.38%, 06/15/46 (Call 12/15/45)	25	23,500
3.65%, 03/01/47 (Call 09/01/46)	100	98,539
4.88%, 02/15/20	65	68,255
5.88%, 02/15/40	100	130,812
6.00%, 03/15/19	104	108,224
6.13%, 02/15/33	45	58,735
Embraer Netherlands Finance BV
5.05%, 06/15/25	225	234,457
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	27,053
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	225	212,569
2.13%, 08/15/26 (Call 05/15/26)	55	50,508
2.25%, 11/15/22 (Call 08/15/22)	75	72,922
2.63%, 11/15/27 (Call 08/15/27)	50	47,276
3.60%, 11/15/42 (Call 05/15/42)	10	9,922
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	101,951
4.40%, 12/15/20	100	104,056
4.85%, 04/27/35 (Call 10/27/34)	50	54,881
5.05%, 04/27/45 (Call 10/27/44)	135	154,984
5.55%, 10/01/21	10	10,812
KLX Inc.
5.88%, 12/01/22 (Call 03/05/18)[b]	50	52,112
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (Call 11/30/20)[b]	25	26,589
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	100	102,204
4.75%, 07/15/20	150	156,582
4.95%, 02/15/21 (Call 11/15/20)	25	26,303
5.20%, 10/15/19	60	62,501
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	200	199,834
2.90%, 03/01/25 (Call 12/01/24)	157	153,725
3.35%, 09/15/21	300	305,598
3.55%, 01/15/26 (Call 10/15/25)	135	137,711
3.60%, 03/01/35 (Call 09/01/34)	125	124,029
3.80%, 03/01/45 (Call 09/01/44)	200	198,432

Security	Principal (000s)	Value
4.09%, 09/15/52 (Call 03/15/52)	$57	$58,349
4.50%, 05/15/36 (Call 11/15/35)	25	27,523
4.70%, 05/15/46 (Call 11/15/45)	475	539,429
Northrop Grumman Corp.
2.08%, 10/15/20	64	63,049
2.55%, 10/15/22 (Call 09/15/22)	100	97,706
2.93%, 01/15/25 (Call 11/15/24)	105	102,159
3.20%, 02/01/27 (Call 11/01/26)	25	24,574
3.25%, 08/01/23	75	75,525
3.25%, 01/15/28 (Call 10/15/27)	161	157,964
3.85%, 04/15/45 (Call 10/15/44)	85	84,019
4.03%, 10/15/47 (Call 04/15/47)	90	91,304
4.75%, 06/01/43	105	118,473
Orbital ATK Inc.
5.25%, 10/01/21 (Call 03/05/18)	25	25,578
5.50%, 10/01/23 (Call 10/01/18)	25	26,334
Pioneer Holdings LLC/Pioneer Finance Corp.
9.00%, 11/01/22 (Call 11/01/19)[b]	25	26,382
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	98,306
3.13%, 10/15/20	175	177,919
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	400	397,856
3.70%, 12/15/23 (Call 09/15/23)	25	25,599
4.35%, 04/15/47 (Call 10/15/46)	125	132,195
TransDigm Inc.
5.50%, 10/15/20 (Call 03/05/18)	65	65,814
6.00%, 07/15/22 (Call 03/05/18)	100	102,560
6.38%, 06/15/26 (Call 06/15/21)	175	179,527
6.50%, 07/15/24 (Call 07/15/19)	150	154,141
6.50%, 05/15/25 (Call 05/15/20)	50	51,243
Triumph Group Inc.
4.88%, 04/01/21 (Call 03/05/18)	50	49,216
United Technologies Corp.
1.50%, 11/01/19	125	123,096
1.95%, 11/01/21 (Call 10/01/21)	180	174,503
3.10%, 06/01/22	470	473,976
3.13%, 05/04/27 (Call 02/04/27)	290	283,226
3.75%, 11/01/46 (Call 05/01/46)	95	92,694
4.15%, 05/15/45 (Call 11/16/44)	50	51,830
4.50%, 04/15/20	285	297,138
4.50%, 06/01/42	460	500,466
5.40%, 05/01/35	15	17,796
5.70%, 04/15/40	125	156,139
6.05%, 06/01/36	25	31,831
7.50%, 09/15/29	25	33,718

		9,333,554
AGRICULTURE — 0.36%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	55	57,722
9.88%, 07/15/21 (Call 03/05/18)[c]	60	56,938
Altria Group Inc.
2.85%, 08/09/22	210	208,912
3.88%, 09/16/46 (Call 03/16/46)	100	97,035
4.00%, 01/31/24	195	203,726
4.75%, 05/05/21	435	461,766
5.38%, 01/31/44	250	299,292
9.25%, 08/06/19	250	274,877

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$235	$220,230
3.75%, 09/15/47 (Call 03/15/47)	50	48,914
4.02%, 04/16/43	25	25,315
4.54%, 03/26/42	125	137,094
5.38%, 09/15/35	25	29,773
BAT Capital Corp.
2.30%, 08/14/20[b]	160	158,083
2.76%, 08/15/22 (Call 07/15/22)[b]	185	181,679
3.22%, 08/15/24 (Call 06/15/24)[b]	375	368,265
3.56%, 08/15/27 (Call 05/15/27)[b]	315	307,468
4.39%, 08/15/37 (Call 02/15/37)[b]	220	226,989
4.54%, 08/15/47 (Call 02/15/47)[b]	210	215,494
BAT International Finance PLC
2.75%, 06/15/20[b]	25	24,975
3.95%, 06/15/25[b]	150	153,242
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	57	56,074
3.25%, 08/15/26 (Call 05/15/26)	25	23,689
3.50%, 11/24/20 (Call 10/24/20)	240	242,928
3.75%, 09/25/27 (Call 06/25/27)	115	112,927
8.50%, 06/15/19	35	37,699
Imperial Brands Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	204,242
Philip Morris International Inc.
1.63%, 02/21/19	50	49,679
1.88%, 11/01/19	58	57,481
1.88%, 02/25/21 (Call 01/25/21)	175	170,634
2.00%, 02/21/20	125	123,725
2.38%, 08/17/22 (Call 07/17/22)	130	126,489
2.75%, 02/25/26 (Call 11/25/25)	175	167,751
2.90%, 11/15/21	50	50,045
3.13%, 08/17/27 (Call 05/17/27)	25	24,390
3.25%, 11/10/24	250	250,307
3.38%, 08/11/25 (Call 05/11/25)	75	75,030
4.13%, 05/17/21	15	15,626
4.13%, 03/04/43	80	80,878
4.25%, 11/10/44	300	310,146
4.38%, 11/15/41	25	26,184
4.50%, 03/26/20	300	312,243
6.38%, 05/16/38	125	165,967
Reynolds American Inc.
4.00%, 06/12/22	335	346,085
4.45%, 06/12/25 (Call 03/12/25)	235	246,515
5.70%, 08/15/35 (Call 02/15/35)	75	88,115
5.85%, 08/15/45 (Call 02/15/45)	200	243,372
6.15%, 09/15/43	25	31,326
6.88%, 05/01/20	115	125,163
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	35	36,451

		7,558,950
AIRLINES — 0.11%
Air Canada
7.75%, 04/15/21[b]	25	28,094

Security	Principal (000s)	Value
Air Canada Pass Through Trust
Series 2015-1, Class A
3.60%, 03/15/27[b]	$91	$90,689
Series 2017-1, Class AA
3.30%, 01/15/30[b]	100	98,459
Allegiant Travel Co.
5.50%, 07/15/19	73	74,859
American Airlines Group Inc.
4.63%, 03/01/20[b]	50	50,681
5.50%, 10/01/19[b]	150	154,170
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	279	292,886
Series 2016-3, Class AA
3.00%, 04/15/30	97	93,955
Delta Air Lines Inc.
2.60%, 12/04/20	125	124,039
3.63%, 03/15/22 (Call 02/15/22)	25	25,176
Delta Air Lines Inc. Pass Through Trust Series 2015-1, Class AA
3.63%, 01/30/29	67	67,454
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	204,631
2.75%, 11/06/19 (Call 10/06/19)	320	321,085
2.75%, 11/16/22 (Call 10/16/22)	5	4,941
3.00%, 11/15/26 (Call 08/15/26)	35	33,592
3.45%, 11/16/27 (Call 08/16/27)	25	24,678
U.S. Airways Pass Through Trust Series 2013-1
3.95%, 05/15/27	19	19,646
United Airlines Pass Through Trust
3.70%, 09/01/31	100	100,000
Series 2013-1A, Class A
4.30%, 02/15/27	43	44,363
Series 2015-1, Class AA
3.45%, 06/01/29	139	138,670
Series 2016-1, Class AA
3.10%, 01/07/30	73	70,991
Series 2016-2, Class AA
2.88%, 04/07/30	50	48,063
United Continental Holdings Inc.
4.25%, 10/01/22	50	50,195
5.00%, 02/01/24	100	101,280
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	50	51,230
8.50%, 11/15/19[b]	35	36,575

		2,350,402
APPAREL — 0.06%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[b]	100	101,250
4.88%, 05/15/26 (Call 02/15/26)[b]	125	126,225
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	140	145,041
Michael Kors USA Inc.
4.00%, 11/01/24 (Call 09/01/24)[b]	50	50,159
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	187,474
3.63%, 05/01/43 (Call 11/01/42)	10	9,798
3.88%, 11/01/45 (Call 05/01/45)	120	122,236

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	$175	$175,213
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)	65	56,769
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	100	102,377
William Carter Co. (The)
5.25%, 08/15/21 (Call 03/05/18)	50	51,312
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[b]	25	25,193

		1,153,047
AUTO MANUFACTURERS — 0.62%
American Honda Finance Corp.
1.20%, 07/12/19	25	24,576
1.70%, 02/22/19	75	74,579
1.70%, 09/09/21	100	96,466
1.95%, 07/20/20	210	207,041
2.25%, 08/15/19	15	14,972
2.30%, 09/09/26	60	55,557
2.45%, 09/24/20	150	149,593
2.60%, 11/16/22	320	315,734
2.90%, 02/16/24	25	24,754
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[b]	75	82,130
BMW U.S. Capital LLC
2.15%, 04/06/20[b]	6	5,952
2.25%, 09/15/23 (Call 07/15/23)[b]	25	23,903
2.80%, 04/11/26 (Call 01/11/26)[b]	50	48,050
Daimler Finance North America LLC
1.50%, 07/05/19[b]	175	172,618
2.45%, 05/18/20[b]	150	149,102
3.25%, 08/01/24[b]	150	149,773
8.50%, 01/18/31	687	1,019,961
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[c]	200	211,520
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	155	156,203
4.75%, 01/15/43	211	207,681
5.29%, 12/08/46 (Call 06/08/46)	200	209,008
7.45%, 07/16/31	128	162,570
Ford Motor Credit Co. LLC
2.34%, 11/02/20	400	393,144
2.68%, 01/09/20	200	199,480
3.10%, 05/04/23	505	492,163
3.20%, 01/15/21	300	300,729
3.81%, 01/09/24 (Call 11/09/23)	200	201,178
3.82%, 11/02/27 (Call 08/02/27)	300	289,863
5.75%, 02/01/21	200	214,332
5.88%, 08/02/21	200	216,656
8.13%, 01/15/20	200	219,756
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	150	150,931
4.88%, 10/02/23	75	79,520
5.00%, 04/01/35	100	103,691
5.20%, 04/01/45	117	121,818

Security	Principal (000s)	Value
5.40%, 04/01/48 (Call 10/01/47)	$35	$37,613
6.25%, 10/02/43	85	99,845
6.60%, 04/01/36 (Call 10/01/35)	75	90,603
6.75%, 04/01/46 (Call 10/01/45)	15	18,616
General Motors Financial Co. Inc.
2.40%, 05/09/19	135	134,664
2.45%, 11/06/20	30	29,609
2.65%, 04/13/20	200	199,236
3.15%, 06/30/22 (Call 05/30/22)	275	271,848
3.20%, 07/13/20 (Call 06/13/20)	285	287,200
3.20%, 07/06/21 (Call 06/06/21)	73	73,021
3.25%, 01/05/23 (Call 12/05/22)	25	24,678
3.45%, 01/14/22 (Call 12/14/21)	25	25,096
3.45%, 04/10/22 (Call 02/10/22)	285	285,667
3.50%, 07/10/19	375	379,305
3.70%, 11/24/20 (Call 10/24/20)	135	137,637
3.85%, 01/05/28 (Call 10/05/27)	25	24,373
3.95%, 04/13/24 (Call 02/13/24)	25	25,293
4.00%, 01/15/25 (Call 10/15/24)	300	303,375
4.20%, 03/01/21 (Call 02/01/21)	100	103,037
4.30%, 07/13/25 (Call 04/13/25)	225	229,734
4.35%, 01/17/27 (Call 10/17/26)	50	50,860
4.38%, 09/25/21	25	25,915
5.25%, 03/01/26 (Call 12/01/25)	67	72,239
Hyundai Capital America
2.50%, 03/18/19	200	199,276
2.60%, 03/19/20	100	98,919
2.75%, 09/18/20[b]	100	99,017
Hyundai Capital Services Inc.
3.00%, 03/06/22	200	196,260
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)[b]	200	197,072
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[b]	105	110,046
Nissan Motor Acceptance Corp.
2.15%, 07/13/20[b]	100	98,791
2.60%, 09/28/22[b]	250	244,185
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,063
2.05%, 11/13/20	190	187,543
2.25%, 02/25/21	25	24,683
2.30%, 08/10/22	150	146,486
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[b,c]	175	166,456
Toyota Motor Credit Corp.
1.40%, 05/20/19	50	49,436
1.55%, 10/18/19	9	8,883
1.70%, 02/19/19	215	213,927
1.90%, 04/08/21	25	24,472
1.95%, 04/17/20	100	98,975
2.13%, 07/18/19	150	149,641
2.15%, 09/08/22	75	72,788
2.20%, 01/10/20	25	24,912
2.60%, 01/11/22	50	49,643
2.63%, 01/10/23	150	148,013
2.70%, 01/11/23	25	24,795
2.75%, 05/17/21	45	45,085
2.80%, 07/13/22	90	89,737
2.90%, 04/17/24	125	124,253
3.20%, 01/11/27	110	110,067

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
3.30%, 01/12/22	$225	$229,189
3.40%, 09/15/21	25	25,588

		12,806,669
AUTO PARTS & EQUIPMENT — 0.09%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[b]	95	94,651
5.00%, 10/01/24 (Call 10/01/19)[b]	50	50,402
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b,c]	35	36,555
6.50%, 04/01/27 (Call 04/01/22)[b,c]	50	52,353
6.63%, 10/15/22 (Call 03/05/18)[c]	50	51,813
7.75%, 11/15/19	27	29,145
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	100	103,946
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	29,704
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[b]	45	46,167
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[b]	100	104,985
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	100	103,945
Delphi Technologies PLC
5.00%, 10/01/25[b]	75	74,738
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	50	49,872
5.00%, 05/31/26 (Call 05/31/21)	100	101,049
5.13%, 11/15/23 (Call 11/15/18)	150	153,774
IHO Verwaltungs GmbH (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[b,d]	200	203,036
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	25	24,749
5.25%, 01/15/25 (Call 01/15/20)	50	52,923
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	52,241
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	50	50,384
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[b]	75	77,923
ZF North America Capital Inc.
4.75%, 04/29/25[b]	300	309,108

		1,853,463
BANKS — 7.32%
ABN AMRO Bank NV
2.65%, 01/19/21[b]	750	746,002
4.75%, 07/28/25[b]	200	209,706
ADCB Finance Cayman Ltd.
2.63%, 03/10/20	250	247,732
3.00%, 03/04/19	200	200,564
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	248,212

Security	Principal (000s)	Value
Akbank Turk AS
5.13%, 03/31/25	$200	$196,378
(5 year USD Swap + 5.026%)
7.20%, 03/16/27 (Call 03/16/22)[e]	400	418,168
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19	200	212,056
Amber Circle Funding Ltd.
3.25%, 12/04/22[f]	200	198,920
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21[b]	250	249,032
3.45%, 01/21/28[b]	250	245,590
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	525	523,866
2.63%, 05/19/22	250	245,840
Axis Bank Ltd./Dubai
2.88%, 06/01/21	200	197,042
BAC Capital Trust XI
6.63%, 05/23/36	250	315,510
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22	200	211,058
5.90%, 01/16/21[f]	100	104,744
Banco Davivienda SA
5.88%, 07/09/22	200	212,654
Banco de Credito del Peru
4.25%, 04/01/23	200	209,550
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21	200	205,252
5.88%, 01/26/22	200	208,314
5.88%, 01/19/23	400	416,696
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24	150	151,067
Banco Santander Mexico SA
4.13%, 11/09/22	400	410,120
Banco Santander SA
3.13%, 02/23/23	200	196,974
3.80%, 02/23/28	200	198,296
4.25%, 04/11/27	200	205,102
Banco Votorantim SA
7.38%, 01/21/20	100	106,116
Bancolombia SA
5.13%, 09/11/22	87	91,460
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18	200	200,724
Bank Nederlandse Gemeenten NV
2.38%, 03/16/26[b]	250	239,047
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,658
2.50%, 10/21/22 (Call 10/21/21)	345	336,944
2.63%, 10/19/20	200	199,824
2.63%, 04/19/21	325	323,388
2.65%, 04/01/19	15	15,048
3.25%, 10/21/27 (Call 10/21/26)	150	146,631
3.30%, 01/11/23	260	262,413
3.50%, 04/19/26	250	251,542
3.88%, 08/01/25	380	393,224
4.00%, 04/01/24	75	77,942
4.00%, 01/22/25	350	357,777
4.10%, 07/24/23	85	88,834
4.13%, 01/22/24	125	130,750
4.18%, 11/25/27 (Call 11/25/26)	190	194,798
4.20%, 08/26/24	1,000	1,039,490

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.25%, 10/22/26	$25	$25,866
4.45%, 03/03/26	150	157,172
4.88%, 04/01/44	5	5,808
5.00%, 01/21/44	122	143,306
5.63%, 07/01/20	40	42,885
5.88%, 02/07/42	61	79,585
6.11%, 01/29/37	100	124,476
7.75%, 05/14/38	150	221,700
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[e]	250	248,650
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[e]	289	285,853
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[e]	35	34,693
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[b,e]	515	510,458
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[e]	25	24,914
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[e]	35	34,531
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[e]	315	311,749
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[b,e]	487	478,346
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[e]	10	9,816
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49 (Call 01/23/48)[e]	25	25,228
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[e]	49	48,982
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[e]	394	397,578
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[e]	138	140,502
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[e]	400	424,140
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[e]	215	233,744
Series L
2.25%, 04/21/20	135	134,052
4.75%, 04/21/45	50	55,214
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	209,042
Bank of China Ltd.
5.00%, 11/13/24	300	315,684
Bank of China Ltd./Hong Kong
3.13%, 01/23/19	200	200,612
(3 mo. LIBOR US + 0.770%)
2.60%, 02/14/20[g]	800	800,816
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[f]	200	193,730
Bank of Communications Co. Ltd. (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[e]	200	202,974
Bank of Montreal
1.50%, 07/18/19	50	49,327
1.90%, 08/27/21	285	276,299

Security	Principal (000s)	Value
2.10%, 06/15/20	$75	$74,208
2.55%, 11/06/22 (Call 10/06/22)	125	122,360
(5 year USD Swap + 1.432%)
3.80%, 12/15/32 (Call 12/15/27)[e]	25	24,413
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	176	172,156
2.20%, 03/04/19 (Call 02/02/19)	250	249,817
2.20%, 05/15/19 (Call 04/15/19)	50	49,883
2.20%, 08/16/23 (Call 06/16/23)	5	4,778
2.30%, 09/11/19 (Call 08/11/19)	25	24,950
2.45%, 11/27/20 (Call 10/27/20)	14	13,982
2.45%, 08/17/26 (Call 05/17/26)	250	232,512
2.50%, 04/15/21 (Call 03/15/21)	175	173,623
2.60%, 08/17/20 (Call 07/17/20)	180	180,144
2.60%, 02/07/22 (Call 01/07/22)	185	183,058
2.80%, 05/04/26 (Call 02/04/26)	75	71,804
2.95%, 01/29/23 (Call 12/29/22)	265	264,094
3.00%, 02/24/25 (Call 01/24/25)	45	44,287
3.00%, 10/30/28 (Call 07/30/28)	125	118,660
3.25%, 05/16/27 (Call 02/16/27)	270	266,350
3.30%, 08/23/29 (Call 05/23/29)	31	30,170
3.40%, 05/15/24 (Call 04/15/24)	175	177,352
3.65%, 02/04/24 (Call 01/05/24)	75	77,132
5.45%, 05/15/19	1	1,038
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[e]	10	9,858
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[e]	220	220,106
Series G
2.15%, 02/24/20 (Call 01/24/20)	190	188,721
Bank of Nova Scotia (The)
1.65%, 06/14/19	405	400,824
2.15%, 07/14/20	10	9,884
2.35%, 10/21/20	650	644,780
2.45%, 03/22/21	75	74,321
2.45%, 09/19/22	150	146,316
2.70%, 03/07/22	140	138,277
2.80%, 07/21/21	150	149,772
4.50%, 12/16/25	100	103,817
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[b]	250	247,935
Bank One Corp.
7.63%, 10/15/26	50	63,260
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	490	486,805
5.14%, 10/14/20	110	115,784
Barclays PLC
2.75%, 11/08/19	200	199,894
2.88%, 06/08/20	400	399,772
3.20%, 08/10/21	200	199,694
3.25%, 01/12/21	200	200,704
4.38%, 01/12/26	400	410,960
4.95%, 01/10/47	200	219,604
5.20%, 05/12/26	200	211,266
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	97,784
2.15%, 02/01/21 (Call 01/01/21)	100	98,380
2.25%, 02/01/19 (Call 01/02/19)	225	224,901
2.45%, 01/15/20 (Call 12/15/19)	265	264,528
2.63%, 06/29/20 (Call 05/29/20)	400	400,312

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.75%, 04/01/22 (Call 03/01/22)	$50	$49,751
2.85%, 10/26/24 (Call 09/26/24)	100	97,956
5.25%, 11/01/19	35	36,568
BBVA Bancomer SA/Texas
6.50%, 03/10/21	150	161,672
6.75%, 09/30/22	200	223,436
7.25%, 04/22/20[f]	100	107,339
BNP Paribas SA
2.45%, 03/17/19	320	320,381
3.38%, 01/09/25[b]	500	494,210
4.63%, 03/13/27[b]	200	209,544
5.00%, 01/15/21	225	239,035
(3 mo. LIBOR US + 1.290%)
7.20%, (Call 06/25/37)[b,e,h]	100	115,554
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	125	125,736
BPCE SA
2.50%, 07/15/19	250	249,980
2.75%, 12/02/21	250	247,565
3.38%, 12/02/26	250	247,647
4.00%, 04/15/24	250	259,965
4.50%, 03/15/25[b]	2,100	2,161,110
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	248,060
Caixa Economica Federal
3.50%, 11/07/22	250	244,167
4.50%, 10/03/18	150	151,361
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	40	39,472
2.10%, 10/05/20	100	98,656
2.55%, 06/16/22	275	270,396
2.70%, 02/02/21	150	149,669
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	85	83,982
3.05%, 03/09/22 (Call 02/09/22)	50	49,704
3.20%, 01/30/23 (Call 12/30/22)	200	198,820
3.20%, 02/05/25 (Call 01/05/25)	135	131,529
3.30%, 10/30/24 (Call 09/30/24)	100	98,315
3.50%, 06/15/23	330	331,944
3.75%, 04/24/24 (Call 03/24/24)	175	177,497
3.75%, 07/28/26 (Call 06/28/26)	100	97,574
3.75%, 03/09/27 (Call 02/09/27)	300	297,981
4.20%, 10/29/25 (Call 09/29/25)	260	263,567
4.75%, 07/15/21	75	79,210
Capital One N.A.
2.40%, 09/05/19 (Call 08/05/19)	300	298,575
CBQ Finance Ltd.
3.25%, 06/13/21	200	196,768
China Construction Bank Asia Corp. Ltd. (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[e]	200	202,252
China Development Bank
2.50%, 10/09/20[f]	200	197,640
3.38%, 01/24/27	200	196,034
China Development Bank Corp./Hong Kong (3 mo. LIBOR US + 0.700%)
2.21%, 03/06/22[f,g]	200	199,854

Security	Principal (000s)	Value
China Everbright Bank Co. Ltd.
2.50%, 03/08/20	$200	$196,754
CIT Group Inc.
3.88%, 02/19/19	100	100,966
5.00%, 08/15/22	70	73,241
5.00%, 08/01/23	50	52,370
5.38%, 05/15/20	50	52,384
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,000	988,040
CITIC Ltd.
3.70%, 06/14/26	200	194,096
6.80%, 01/17/23	200	227,326
Citigroup Inc.
2.05%, 06/07/19	400	396,532
2.40%, 02/18/20	150	149,195
2.65%, 10/26/20	226	225,218
2.70%, 03/30/21	235	233,468
2.70%, 10/27/22 (Call 09/27/22)	225	220,334
2.75%, 04/25/22 (Call 03/25/22)	785	774,034
2.90%, 12/08/21 (Call 11/08/21)	350	348,967
3.20%, 10/21/26 (Call 07/21/26)	605	589,524
3.30%, 04/27/25	35	34,677
3.40%, 05/01/26	50	49,474
3.50%, 05/15/23	50	50,271
3.88%, 10/25/23	25	25,812
3.88%, 03/26/25	157	158,240
4.00%, 08/05/24	200	204,726
4.05%, 07/30/22	100	103,090
4.13%, 07/25/28	348	354,013
4.30%, 11/20/26	108	111,307
4.40%, 06/10/25	81	84,163
4.45%, 09/29/27	650	678,353
4.60%, 03/09/26	276	290,678
4.65%, 07/30/45	220	245,183
4.75%, 05/18/46	120	129,928
5.30%, 05/06/44	200	232,382
5.50%, 09/13/25	59	65,610
5.88%, 01/30/42	14	18,162
6.63%, 06/15/32	509	643,778
6.68%, 09/13/43	25	33,885
8.13%, 07/15/39	65	103,332
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[e]	25	24,996
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[e]	554	545,391
(3 mo. LIBOR US + 1.151%)
3.52%, 10/27/28 (Call 10/27/27)[e]	18	17,772
(3 mo. LIBOR US + 1.168%)
3.88%, 01/24/39 (Call 01/24/38)[e]	25	25,134
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[e]	586	586,557
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[e]	15	15,293
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[e]	228	241,812
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	247,692
2.25%, 10/30/20 (Call 09/30/20)	250	246,675
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	165	169,448

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.35%, 08/01/25 (Call 07/03/25)	$100	$101,618
Commonwealth Bank of Australia
2.00%, 09/06/21[b]	100	96,956
2.50%, 09/18/22[b]	325	317,713
3.15%, 09/19/27[b]	275	265,383
3.90%, 07/12/47[b]	150	149,709
4.32%, 01/10/48[b]	250	248,432
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	249,585
2.30%, 03/12/20	250	248,360
Cooperatieve Rabobank UA
3.88%, 02/08/22	650	673,426
3.95%, 11/09/22	250	257,045
4.38%, 08/04/25	250	259,370
4.50%, 01/11/21	1	1,050
4.75%, 01/15/20[b]	100	104,221
5.25%, 05/24/41	67	82,850
5.25%, 08/04/45	250	295,210
5.75%, 12/01/43	250	312,692
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	248,847
2.75%, 01/10/22	250	248,935
2.75%, 01/10/23	250	246,902
Credit Agricole SA (3 mo. LIBOR US + 6.982%)
8.38%, (Call 10/13/19)[b,e,h]	100	108,383
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21	200	208,622
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	250,697
3.63%, 09/09/24	250	254,102
5.40%, 01/14/20	250	262,167
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)[b]	300	302,193
4.28%, 01/09/28 (Call 01/09/27)[b]	1,250	1,283,462
(3 mo. LIBOR US + 1.410%)
3.87%, 01/12/29 (Call 01/12/28)[b,e]	250	248,265
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	502,950
3.80%, 09/15/22	250	255,095
4.55%, 04/17/26	250	262,882
Deutsche Bank AG
2.85%, 05/10/19	100	100,100
3.13%, 01/13/21	100	99,978
3.38%, 05/12/21	75	75,349
4.25%, 10/14/21	450	464,067
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[e]	200	196,624
Deutsche Bank AG/London
2.50%, 02/13/19	400	399,052
3.70%, 05/30/24	205	204,049
Deutsche Bank AG/New York NY
2.70%, 07/13/20	240	238,022
(5 year USD ICE Swap + 2.553%)
4.88%, 12/01/32 (Call 12/01/27)[e]	250	245,945
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	200	191,522

Security	Principal (000s)	Value
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[f]	$200	$203,360
Dexia Credit Local SA
2.38%, 09/20/22[b]	1,000	977,730
DIB Sukuk Ltd.
3.66%, 02/14/22	600	603,438
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	251,302
DNB Bank ASA
2.13%, 10/02/20[b]	200	197,076
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[b]	200	268,698
Emirates NBD PJSC
3.25%, 11/19/19	200	201,480
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	294,471
3.50%, 03/15/22 (Call 02/15/22)	75	76,307
4.30%, 01/16/24 (Call 12/16/23)	135	141,219
8.25%, 03/01/38	135	201,774
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	197,116
2.20%, 10/30/20 (Call 09/30/20)	200	197,572
3.85%, 03/15/26 (Call 02/15/26)	200	202,262
First Abu Dhabi Bank PJSC
3.00%, 03/30/22	200	198,058
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	101,296
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)[b]	50	52,292
Goldman Sachs Capital I
6.35%, 02/15/34	250	312,597
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	35	34,801
2.30%, 12/13/19 (Call 11/13/19)	40	39,780
2.35%, 11/15/21 (Call 11/15/20)	525	512,489
2.55%, 10/23/19	975	973,069
2.60%, 04/23/20 (Call 03/23/20)	100	99,769
2.63%, 04/25/21 (Call 03/25/21)	50	49,557
2.75%, 09/15/20 (Call 08/15/20)	230	229,692
2.88%, 02/25/21 (Call 01/25/21)	125	124,884
3.00%, 04/26/22 (Call 04/26/21)	150	149,009
3.20%, 02/23/23 (Call 01/23/23)	100	99,617
3.50%, 01/23/25 (Call 10/23/24)	500	499,610
3.63%, 01/22/23	255	259,141
3.75%, 05/22/25 (Call 02/22/25)	132	133,614
3.75%, 02/25/26 (Call 11/25/25)	455	458,986
3.85%, 07/08/24 (Call 04/08/24)	55	56,254
3.85%, 01/26/27 (Call 01/26/26)	205	207,165
4.00%, 03/03/24	200	206,220
4.25%, 10/21/25	215	220,904
4.75%, 10/21/45 (Call 04/21/45)	260	291,847
4.80%, 07/08/44 (Call 01/08/44)	250	281,335
5.15%, 05/22/45	200	228,460
5.25%, 07/27/21	300	322,029
5.38%, 03/15/20	50	52,725
5.75%, 01/24/22	125	137,054
5.95%, 01/15/27	22	25,229
6.13%, 02/15/33	64	79,376
6.25%, 02/01/41	120	158,574
6.45%, 05/01/36	60	76,516

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
6.75%, 10/01/37	$575	$759,592
7.50%, 02/15/19	135	141,962
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[e]	325	318,978
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29 (Call 04/23/28)[e]	150	150,303
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[e]	300	294,657
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[e]	91	91,347
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[e]	57	56,702
HSBC Bank PLC
4.13%, 08/12/20[b]	100	103,439
HSBC Holdings PLC
2.65%, 01/05/22	200	196,678
2.95%, 05/25/21	200	200,054
4.00%, 03/30/22	55	56,914
4.25%, 03/14/24	200	205,764
4.25%, 08/18/25	200	204,440
4.30%, 03/08/26	900	943,173
5.10%, 04/05/21	375	399,247
5.25%, 03/14/44	500	574,595
6.10%, 01/14/42	200	266,508
6.50%, 05/02/36	350	448,175
6.50%, 09/15/37	200	257,794
6.80%, 06/01/38	212	283,688
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[e]	500	501,015
HSBC USA Inc.
2.25%, 06/23/19	100	99,792
2.35%, 03/05/20	150	149,217
2.75%, 08/07/20	100	100,205
3.50%, 06/23/24	200	202,180
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	25	24,289
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	243,725
2.88%, 08/20/20 (Call 07/20/20)	250	250,932
ICICI Bank Ltd./Dubai
3.25%, 09/09/22	600	589,506
3.50%, 03/18/20	200	201,180
IDBI Bank Ltd./DIFC Dubai
3.75%, 01/25/19	200	200,648
Industrial & Commercial Bank of China Ltd.
4.88%, 09/21/25[f]	200	207,620
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20	200	197,714
Industrial & Commercial Bank of China Ltd./Hong Kong (3 mo. LIBOR US + 0.965%)
2.41%, 02/21/22[g]	1,000	1,003,960
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	250	250,990
Industrial & Commercial Bank of China Ltd./Singapore
2.00%, 05/10/19	200	197,814
ING Bank NV
2.50%, 10/01/19[b]	250	249,552

Security	Principal (000s)	Value
ING Groep NV
3.95%, 03/29/27	$200	$204,954
Intesa Sanpaolo SpA
3.38%, 01/12/23[b]	200	198,270
3.88%, 01/12/28[b]	350	342,342
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23	200	205,524
6.20%, 12/21/21	400	427,372
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	100	99,484
2.20%, 10/22/19	250	248,765
2.25%, 01/23/20 (Call 12/23/19)	270	268,501
2.30%, 08/15/21 (Call 08/15/20)	80	78,562
2.55%, 03/01/21 (Call 02/01/21)	425	422,395
2.70%, 05/18/23 (Call 03/18/23)	425	416,695
2.75%, 06/23/20 (Call 05/23/20)	150	150,479
2.95%, 10/01/26 (Call 07/01/26)	350	336,224
2.97%, 01/15/23 (Call 01/15/22)	395	393,997
3.13%, 01/23/25 (Call 10/23/24)	775	766,769
3.20%, 06/15/26 (Call 03/15/26)	132	129,371
3.25%, 09/23/22	225	227,133
3.30%, 04/01/26 (Call 01/01/26)	340	335,910
3.38%, 05/01/23	246	247,151
3.63%, 05/13/24	25	25,505
3.63%, 12/01/27 (Call 12/01/26)	75	74,406
3.88%, 02/01/24	75	77,635
3.88%, 09/10/24	200	204,866
3.90%, 07/15/25 (Call 04/15/25)	225	232,686
4.13%, 12/15/26	155	160,498
4.25%, 10/15/20	460	479,219
4.25%, 10/01/27	50	52,183
4.40%, 07/22/20	120	125,161
4.63%, 05/10/21	125	131,951
4.85%, 02/01/44	115	132,552
4.95%, 06/01/45	105	118,710
5.50%, 10/15/40	32	39,854
5.60%, 07/15/41	15	18,907
5.63%, 08/16/43	1,129	1,377,324
6.30%, 04/23/19	50	52,349
6.40%, 05/15/38	250	337,497
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[e]	500	496,205
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[e]	31	30,786
(3 mo. LIBOR US + 1.220%)
3.90%, 01/23/49 (Call 01/23/48)[e]	25	24,912
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[e]	21	21,366
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[e]	250	252,030
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[e]	160	159,811
3.96%, 11/15/48 (Call 11/15/47)[e]	25	25,141
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[e]	52	52,814
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[e]	240	253,582
JPMorgan Chase Bank N.A. (3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[e]	250	250,130

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/18)	$100	$99,750
KEB Hana Bank
2.50%, 01/27/21	200	195,920
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	246,495
3.40%, 05/20/26	250	245,605
KeyCorp
2.90%, 09/15/20	240	240,970
5.10%, 03/24/21	75	80,109
KfW
0.00%, 04/18/36[i]	150	85,632
0.00%, 06/29/37[i]	100	54,804
1.00%, 07/15/19	195	191,714
1.25%, 09/30/19	500	492,020
1.50%, 02/06/19	45	44,739
1.50%, 09/09/19	140	138,404
1.50%, 04/20/20	1,135	1,114,854
1.50%, 06/15/21	900	870,354
1.63%, 05/29/20	400	393,592
1.63%, 03/15/21	180	175,320
1.75%, 10/15/19	100	99,170
1.75%, 03/31/20	50	49,410
1.88%, 04/01/19	400	398,856
1.88%, 06/30/20	2,035	2,012,127
2.00%, 11/30/21	250	244,812
2.00%, 09/29/22	100	97,098
2.00%, 10/04/22	100	97,119
2.00%, 05/02/25	905	856,492
2.13%, 03/07/22	395	387,760
2.13%, 06/15/22	470	460,370
2.13%, 01/17/23	635	618,401
2.13%, 08/07/23	25	24,226
2.50%, 11/20/24	325	318,545
2.63%, 01/25/22	15	15,023
2.75%, 09/08/20	65	65,561
2.75%, 10/01/20	275	277,296
4.00%, 01/27/20	475	490,694
4.88%, 06/17/19	100	103,623
Korea Development Bank (The)
2.00%, 09/12/26[c]	200	177,882
3.00%, 09/14/22	400	395,684
3.00%, 01/13/26	200	193,282
3.38%, 09/16/25	200	198,618
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	400	394,064
1.75%, 04/15/19	250	248,775
1.75%, 07/27/26	100	91,601
2.00%, 01/13/25	100	94,785
2.38%, 03/24/21	220	219,201
2.38%, 06/10/25	175	169,619
Lloyds Bank PLC
2.70%, 08/17/20	250	249,795
Lloyds Banking Group PLC
3.00%, 01/11/22	200	198,820
3.75%, 01/11/27	200	199,602
4.34%, 01/09/48	275	274,634

Security	Principal (000s)	Value
4.50%, 11/04/24	$200	$206,742
4.58%, 12/10/25	200	206,326
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	349,741
Macquarie Group Ltd.
(3 mo. LIBOR US + 1.023%)
3.19%, 11/28/23 (Call 11/28/22)[b,e]	25	24,543
(3 mo. LIBOR US + 1.023%)
3.76%, 11/28/28 (Call 11/28/27)[b,e]	50	48,837
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	245,547
2.63%, 01/25/21 (Call 12/25/20)	250	249,217
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	320	312,749
2.95%, 03/01/21	200	200,042
3.29%, 07/25/27	110	106,616
3.68%, 02/22/27	100	100,238
3.85%, 03/01/26	400	406,152
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	249,025
Mizuho Financial Group Inc.
2.63%, 04/12/21[b]	200	197,496
3.17%, 09/11/27	250	240,087
3.66%, 02/28/27	200	199,918
4.35%, 10/20/25[b]	250	255,605
Morgan Stanley
2.38%, 07/23/19	275	274,343
2.45%, 02/01/19	25	25,037
2.50%, 04/21/21	200	197,346
2.63%, 11/17/21	225	221,731
2.65%, 01/27/20	550	550,055
2.75%, 05/19/22	275	270,982
2.80%, 06/16/20	145	145,303
3.13%, 01/23/23	150	149,477
3.13%, 07/27/26	200	193,434
3.63%, 01/20/27	125	125,214
3.70%, 10/23/24	36	36,571
3.75%, 02/25/23	230	235,531
3.88%, 01/27/26	113	115,390
3.95%, 04/23/27	125	126,001
4.00%, 07/23/25	180	185,861
4.10%, 05/22/23	30	31,001
4.30%, 01/27/45	465	491,928
4.35%, 09/08/26	125	129,368
4.38%, 01/22/47	149	160,074
4.88%, 11/01/22	520	554,648
5.00%, 11/24/25	150	162,236
5.50%, 01/26/20	300	316,107
5.50%, 07/28/21	50	54,040
5.63%, 09/23/19	290	303,929
6.38%, 07/24/42	277	378,399
7.25%, 04/01/32	187	254,728
7.30%, 05/13/19	875	927,167
(3 mo. LIBOR US + 1.140%)
3.77%, 01/24/29 (Call 01/24/28)[e]	300	301,494
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[e]	81	80,218
Series F
3.88%, 04/29/24	114	117,121

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	$125	$121,866
National Australia Bank Ltd./New York
2.50%, 05/22/22	500	489,280
2.63%, 07/23/20	650	649,233
Nederlandse Waterschapsbank NV
2.38%, 03/24/26[b]	200	191,238
Nordea Bank AB
2.25%, 05/27/21[b]	200	196,654
Northern Trust Corp.
3.38%, 08/23/21	245	251,693
3.95%, 10/30/25	25	26,014
NRW Bank
1.25%, 07/29/19	250	246,115
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	105	103,615
1.50%, 10/21/20	155	151,063
1.75%, 01/24/20	25	24,728
1.88%, 01/20/21	100	98,162
2.38%, 10/01/21	250	248,080
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[j]	350	343,399
2.45%, 11/05/20 (Call 10/06/20)[j]	300	298,230
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[j,k]	25	24,779
3.15%, 05/19/27 (Call 04/19/27)[j]	35	34,254
3.90%, 04/29/24 (Call 03/29/24)[j]	50	51,540
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/25 (Call 06/15/20)[b]	25	25,966
QNB Finance Ltd.
2.75%, 10/31/18	200	200,000
RBC USA Holdco Corp.
5.25%, 09/15/20	25	26,575
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	175	172,505
Royal Bank of Canada
1.63%, 04/15/19	65	64,430
2.15%, 03/15/19	25	24,947
2.15%, 10/26/20	240	237,022
2.35%, 10/30/20	400	396,944
2.50%, 01/19/21	275	273,347
2.75%, 02/01/22	100	99,688
4.65%, 01/27/26	100	105,799
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	201,680
4.80%, 04/05/26	250	264,482
5.13%, 05/28/24	250	260,837
6.00%, 12/19/23	250	271,622
6.10%, 06/10/23	75	81,431
6.13%, 12/15/22	125	135,624
(3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[e,h]	65	85,849
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	275	273,581
2.70%, 05/24/19 (Call 04/24/19)	250	249,882
3.70%, 03/28/22 (Call 02/28/22)[b]	25	25,158
4.40%, 07/13/27 (Call 06/13/27)[b]	50	50,701

Security	Principal (000s)	Value
4.50%, 07/17/25 (Call 04/17/25)	$125	$128,621
Santander UK Group Holdings PLC
2.88%, 10/16/20	375	374,295
3.57%, 01/10/23 (Call 01/10/22)	200	200,620
Santander UK PLC
2.35%, 09/10/19	3	2,990
2.38%, 03/16/20	10	9,951
2.50%, 03/14/19	55	55,018
4.00%, 03/13/24	300	310,977
5.00%, 11/07/23[b]	200	211,258
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22	200	207,008
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	248,347
2.63%, 11/17/20[b]	250	249,447
2.80%, 03/11/22	250	249,227
Societe Generale SA
2.63%, 09/16/20[b]	250	249,060
4.75%, 11/24/25[b]	200	207,886
5.20%, 04/15/21[b]	200	213,246
Standard Chartered PLC
2.25%, 04/17/20[b]	200	197,478
3.05%, 01/15/21[b]	400	400,052
4.05%, 04/12/26[b]	400	403,396
(3 mo. LIBOR US + 1.460%)
7.01%, (Call 07/30/37)[b,e,h]	100	122,597
State Bank of India/London
3.62%, 04/17/19	200	201,668
State Street Corp.
1.95%, 05/19/21	30	29,280
2.55%, 08/18/20	225	225,119
2.65%, 05/19/26	175	166,339
3.10%, 05/15/23	85	84,817
3.30%, 12/16/24	100	100,947
3.55%, 08/18/25	60	61,153
3.70%, 11/20/23	272	281,694
4.38%, 03/07/21	75	78,932
(3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[e]	100	98,676
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	248,950
2.51%, 01/17/20	250	249,390
3.65%, 07/23/25	250	254,410
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	242,380
2.63%, 07/14/26	45	41,735
2.78%, 10/18/22	225	220,604
2.85%, 01/11/22	250	247,390
2.93%, 03/09/21	475	475,280
3.01%, 10/19/26	100	95,353
3.10%, 01/17/23	250	248,437
3.35%, 10/18/27[c]	260	253,347
3.36%, 07/12/27	25	24,434
3.54%, 01/17/28	250	246,727
Suncorp-Metway Ltd.
2.38%, 11/09/20[b]	250	247,005
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	225	219,470
3.30%, 05/15/26 (Call 04/15/26)	200	194,246

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	$135	$135,041
2.70%, 01/27/22 (Call 12/27/21)	345	340,829
2.90%, 03/03/21 (Call 02/03/21)	175	175,282
SVB Financial Group
3.50%, 01/29/25	35	34,578
Svenska Handelsbanken AB
2.25%, 06/17/19	250	249,540
2.40%, 10/01/20	500	497,580
2.45%, 03/30/21	250	247,895
Swedbank AB
2.20%, 03/04/20[b]	200	198,396
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	100	97,767
TC Ziraat Bankasi AS
5.13%, 09/29/23	200	197,306
Toronto-Dominion Bank (The)
1.45%, 08/13/19	350	344,988
1.80%, 07/13/21	259	250,917
1.85%, 09/11/20	100	98,197
1.90%, 10/24/19	275	272,214
2.13%, 07/02/19	25	24,909
2.13%, 04/07/21	50	49,074
2.25%, 11/05/19	50	49,805
2.50%, 12/14/20	225	224,222
2.55%, 01/25/21	275	273,842
(5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[e]	205	200,806
Turkiye Garanti Bankasi AS
5.88%, 03/16/23	200	207,586
Turkiye Is Bankasi
5.00%, 04/30/20	400	404,244
5.38%, 10/06/21	400	403,080
Turkiye Vakiflar Bankasi TAO (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[e]	200	202,970
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	265	264,478
2.35%, 01/29/21 (Call 12/29/20)	3	2,978
2.63%, 01/24/22 (Call 12/23/21)	119	117,996
2.95%, 07/15/22 (Call 06/15/22)	195	194,899
3.00%, 03/15/22 (Call 02/15/22)	250	251,575
3.10%, 04/27/26 (Call 03/27/26)	25	24,342
3.70%, 01/30/24 (Call 12/29/23)	150	155,639
4.13%, 05/24/21 (Call 04/23/21)	27	28,141
Series F
3.60%, 09/11/24 (Call 08/11/24)	50	51,034
Series V
2.38%, 07/22/26 (Call 06/22/26)	325	300,817
Series X
3.15%, 04/27/27 (Call 03/27/27)	100	97,767
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	243,297
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)[b]	200	197,876
UBS AG/Stamford CT
2.38%, 08/14/19	750	748,057

Security	Principal (000s)	Value
UBS Group Funding Switzerland AG
2.95%, 09/24/20[b]	$220	$220,788
3.49%, 05/23/23 (Call 05/23/22)[b,c]	200	201,314
4.13%, 04/15/26[b]	200	205,990
UniCredit SpA (5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[b,e]	200	213,384
United Bank for Africa PLC
7.75%, 06/08/22	400	418,588
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18	200	201,538
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18	200	200,218
Wachovia Corp.
6.55%, 10/15/35	200	245,648
Wells Fargo & Co.
2.10%, 07/26/21	200	195,164
2.13%, 04/22/19	50	49,907
2.50%, 03/04/21	185	183,403
2.55%, 12/07/20	1,750	1,742,177
3.00%, 02/19/25	383	375,371
3.00%, 04/22/26	250	242,497
3.00%, 10/23/26	140	135,411
3.07%, 01/24/23 (Call 01/24/22)	75	75,034
3.30%, 09/09/24	530	530,276
3.50%, 03/08/22	300	305,526
3.55%, 09/29/25	275	278,311
3.90%, 05/01/45	134	136,056
4.10%, 06/03/26	400	412,248
4.40%, 06/14/46	100	104,296
4.60%, 04/01/21	275	289,751
4.65%, 11/04/44	70	75,503
4.75%, 12/07/46	101	112,089
4.90%, 11/17/45	445	500,750
5.38%, 11/02/43	158	187,347
5.61%, 01/15/44	450	547,159
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[e]	505	506,298
Series M
3.45%, 02/13/23	125	126,065
Series N
2.15%, 01/30/20	725	719,258
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	496,285
2.40%, 01/15/20	250	249,437
Westpac Banking Corp.
1.60%, 08/19/19	75	74,001
1.65%, 05/13/19	141	139,639
2.10%, 05/13/21	25	24,464
2.30%, 05/26/20	450	446,881
2.50%, 06/28/22	75	73,501
2.60%, 11/23/20	450	449,014
2.65%, 01/25/21	125	124,635
2.70%, 08/19/26	300	282,207
2.75%, 01/11/23	100	98,382
2.80%, 01/11/22	100	99,567
2.85%, 05/13/26	100	95,404
3.35%, 03/08/27	200	197,274
3.40%, 01/25/28	100	98,513
4.88%, 11/19/19	215	223,811

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
(5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[e]	$50	$50,924
Woori Bank
2.63%, 07/20/21	200	196,300
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19	200	202,984

		151,673,151
BEVERAGES — 0.66%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	390	387,859
2.15%, 02/01/19	35	34,979
2.63%, 01/17/23	200	196,422
2.65%, 02/01/21 (Call 01/01/21)	975	971,685
3.30%, 02/01/23 (Call 12/01/22)	250	251,937
3.65%, 02/01/26 (Call 11/01/25)	550	556,512
3.70%, 02/01/24	325	334,295
4.00%, 01/17/43	400	396,816
4.63%, 02/01/44	225	245,500
4.70%, 02/01/36 (Call 08/01/35)	365	402,493
4.90%, 02/01/46 (Call 08/01/45)	525	593,780
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	170	166,551
3.75%, 01/15/22	350	360,888
3.75%, 07/15/42	50	47,878
4.44%, 10/06/48 (Call 04/06/48)	200	213,380
6.88%, 11/15/19	87	93,556
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)[b]	100	92,364
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	120	120,580
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	50	49,962
Coca-Cola Co. (The)
1.38%, 05/30/19	25	24,717
1.55%, 09/01/21	375	362,426
1.88%, 10/27/20	1,875	1,846,350
2.25%, 09/01/26	125	117,390
2.88%, 10/27/25	200	196,958
2.90%, 05/25/27	175	171,433
3.20%, 11/01/23	350	356,573
Constellation Brands Inc.
2.00%, 11/07/19	58	57,454
2.25%, 11/06/20	3	2,957
2.70%, 05/09/22 (Call 04/09/22)	24	23,552
3.70%, 12/06/26 (Call 09/06/26)	25	25,132
4.25%, 05/01/23	200	209,008
4.50%, 05/09/47 (Call 11/09/46)	200	212,310
4.75%, 12/01/25	50	53,849
6.00%, 05/01/22	45	49,878
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	100	102,013
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	260	255,879
Diageo Investment Corp.
2.88%, 05/11/22	125	125,130
4.25%, 05/11/42	150	162,319

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	$35	$34,415
3.43%, 06/15/27 (Call 03/15/27)	110	106,954
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)[b]	275	274,862
Molson Coors Brewing Co.
1.45%, 07/15/19	75	73,779
2.10%, 07/15/21 (Call 06/15/21)	215	208,737
2.25%, 03/15/20 (Call 02/15/20)[b]	50	49,512
3.00%, 07/15/26 (Call 04/15/26)	140	133,720
4.20%, 07/15/46 (Call 01/15/46)	275	274,010
5.00%, 05/01/42	30	33,427
PepsiCo Inc.
1.55%, 05/02/19	103	102,162
1.70%, 10/06/21 (Call 09/06/21)	100	96,560
2.00%, 04/15/21 (Call 03/15/21)	50	49,122
2.15%, 10/14/20 (Call 09/14/20)	700	694,582
2.25%, 05/02/22 (Call 04/02/22)	100	97,717
2.38%, 10/06/26 (Call 07/06/26)	305	285,120
2.75%, 03/05/22	70	69,920
2.75%, 03/01/23	15	14,954
3.00%, 08/25/21	25	25,314
3.00%, 10/15/27 (Call 07/15/27)	50	48,777
3.10%, 07/17/22 (Call 05/17/22)	50	50,627
3.45%, 10/06/46 (Call 04/06/46)	50	47,454
3.60%, 03/01/24 (Call 12/01/23)	75	77,423
4.00%, 05/02/47 (Call 11/02/46)	200	208,856
4.45%, 04/14/46 (Call 10/14/45)	375	417,784
4.88%, 11/01/40	72	84,799
5.50%, 01/15/40	100	127,137
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)[b]	150	147,370

		13,707,859
BIOTECHNOLOGY — 0.34%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	55	53,205
Amgen Inc.
1.90%, 05/10/19	25	24,849
2.13%, 05/01/20 (Call 04/01/20)	50	49,518
2.20%, 05/22/19 (Call 04/22/19)	15	14,960
2.20%, 05/11/20	25	24,796
2.25%, 08/19/23 (Call 06/19/23)	100	95,553
2.60%, 08/19/26 (Call 05/19/26)	275	258,409
2.65%, 05/11/22 (Call 04/11/22)	75	73,954
3.13%, 05/01/25 (Call 02/01/25)	100	99,011
3.63%, 05/15/22 (Call 02/15/22)	50	51,260
3.63%, 05/22/24 (Call 02/22/24)	275	281,413
3.88%, 11/15/21 (Call 08/15/21)	125	129,210
4.10%, 06/15/21 (Call 03/15/21)	110	114,447
4.40%, 05/01/45 (Call 11/01/44)	250	264,302
4.56%, 06/15/48 (Call 12/15/47)	249	267,839
4.66%, 06/15/51 (Call 12/15/50)	272	295,974
4.95%, 10/01/41	150	170,536
5.70%, 02/01/19	35	36,144
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	50,078
4.00%, 06/23/25 (Call 03/23/25)	540	549,801
5.25%, 06/23/45 (Call 12/23/44)	140	161,697

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	$35	$36,655
Biogen Inc.
2.90%, 09/15/20	175	175,999
4.05%, 09/15/25 (Call 06/15/25)	275	285,744
5.20%, 09/15/45 (Call 03/15/45)	255	296,534
Celgene Corp.
2.25%, 05/15/19	2	1,992
2.88%, 08/15/20	200	200,790
3.25%, 08/15/22	165	165,673
3.45%, 11/15/27 (Call 08/15/27)	25	24,459
3.55%, 08/15/22	150	152,452
3.88%, 08/15/25 (Call 05/15/25)	325	331,604
4.00%, 08/15/23	25	25,981
4.63%, 05/15/44 (Call 11/15/43)	101	105,872
5.00%, 08/15/45 (Call 02/15/45)	140	154,505
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)[b,l,m]	15	1,500
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	25	24,114
2.50%, 09/01/23 (Call 07/01/23)	25	24,338
2.55%, 09/01/20	370	370,425
2.95%, 03/01/27 (Call 12/01/26)	35	33,947
3.25%, 09/01/22 (Call 07/01/22)	50	50,637
3.50%, 02/01/25 (Call 11/01/24)	100	101,687
3.65%, 03/01/26 (Call 12/01/25)	100	102,251
3.70%, 04/01/24 (Call 01/01/24)	100	103,066
4.15%, 03/01/47 (Call 09/01/46)	490	507,145
4.40%, 12/01/21 (Call 09/01/21)	50	52,763
4.50%, 02/01/45 (Call 08/01/44)	275	298,218
4.75%, 03/01/46 (Call 09/01/45)	225	253,285
5.65%, 12/01/41 (Call 06/01/41)	25	31,172
Sotera Health Topco Inc. (8.88% PIK)
8.13%, 11/01/21 (Call 03/05/18)[b,d]	25	25,406

		7,005,170
BUILDING MATERIALS — 0.17%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	50	53,249
Atrium Windows & Doors Inc.
7.75%, 05/01/19 (Call 03/05/18)[b]	20	20,204
BMC East LLC
5.50%, 10/01/24 (Call 10/01/19)[b]	25	25,882
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	26,039
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	100	104,449
Griffon Corp.
5.25%, 03/01/22 (Call 03/05/18)	50	50,652
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	105,884
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)[b]	250	253,407
Jeld-Wen Inc.
4.88%, 12/15/27 (Call 12/15/22)[b]	50	50,105

Security	Principal (000s)	Value
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[k]	$50	$50,984
3.90%, 02/14/26 (Call 11/14/25)	40	41,206
4.25%, 03/01/21	25	25,980
4.50%, 02/15/47 (Call 08/15/46)	265	286,144
6.00%, 01/15/36	50	61,759
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	75	73,284
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	40	41,190
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	75	73,129
4.25%, 12/15/47 (Call 06/15/47)	25	24,290
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,583
3.50%, 11/15/27 (Call 08/15/27)	150	145,197
4.38%, 04/01/26 (Call 01/01/26)	25	25,964
4.45%, 04/01/25 (Call 01/01/25)	275	288,321
7.13%, 03/15/20	4	4,338
NCI Building Systems Inc.
8.25%, 01/15/23 (Call 02/08/18)[b]	30	31,850
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	50	48,410
4.20%, 12/15/22 (Call 09/15/22)	175	181,587
4.30%, 07/15/47 (Call 01/15/47)	25	24,298
7.00%, 12/01/36	43	55,993
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 03/05/18)	125	129,569
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	65	68,162
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[b]	55	54,666
5.00%, 02/15/27 (Call 02/15/22)[b]	50	50,767
5.38%, 11/15/24 (Call 11/15/19)[b]	200	207,514
5.50%, 02/15/23 (Call 02/15/19)[b]	25	26,053
6.00%, 10/15/25 (Call 10/15/20)[b]	95	100,944
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)[b]	25	25,436
6.13%, 07/15/23 (Call 07/15/18)	75	77,575
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)	80	85,820
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)[b]	75	76,875
Votorantim Cimentos SA
7.25%, 04/05/41[f]	200	220,804
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	52,406
4.50%, 06/15/47 (Call 12/15/46)	125	127,207

		3,528,176
CHEMICALS — 0.68%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	200	200,446
3.38%, 03/15/25 (Call 12/15/24)	10	9,889
5.25%, 01/15/45 (Call 07/15/44)	100	113,402
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)[b]	200	192,106
Alpek SAB de CV
4.50%, 11/20/22	400	407,856

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	$50	$51,992
6.88%, 05/15/43 (Call 02/15/43)	50	55,724
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	100	117,579
10.00%, 10/15/25 (Call 10/15/20)	25	29,936
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20	200	203,386
Braskem Finance Ltd.
5.75%, 04/15/21	200	213,566
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	24,089
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	52,512
5.88%, 06/15/21	50	54,157
CF Industries Inc.
3.45%, 06/01/23[c]	50	48,712
4.50%, 12/01/26[b]	25	25,754
4.95%, 06/01/43	100	93,226
5.15%, 03/15/34	70	70,661
5.38%, 03/15/44	50	48,885
7.13%, 05/01/20	50	54,350
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	50	51,696
6.63%, 05/15/23 (Call 05/15/18)	100	105,521
7.00%, 05/15/25 (Call 05/15/20)	75	81,853
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22[f]	400	392,932
4.13%, 07/19/27[f]	200	195,240
Cornerstone Chemical Co.
6.75%, 08/15/24 (Call 08/15/20)[b]	80	80,507
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[b]	56	59,885
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	200	199,322
3.50%, 10/01/24 (Call 07/01/24)	75	75,967
4.13%, 11/15/21 (Call 08/15/21)	275	286,157
4.25%, 11/15/20 (Call 08/15/20)	50	51,913
4.25%, 10/01/34 (Call 04/01/34)	75	77,701
4.38%, 11/15/42 (Call 05/15/42)	325	339,076
4.63%, 10/01/44 (Call 04/01/44)	75	81,479
5.25%, 11/15/41 (Call 05/15/41)	65	74,392
7.38%, 11/01/29	25	33,123
8.55%, 05/15/19	350	376,407
9.40%, 05/15/39	100	168,160
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	537	538,407
3.60%, 08/15/22 (Call 05/15/22)	13	13,287
3.80%, 03/15/25 (Call 12/15/24)	76	78,311
4.65%, 10/15/44 (Call 04/15/44)	10	10,829
4.80%, 09/01/42 (Call 03/01/42)	91	99,964
EI du Pont de Nemours & Co.
2.80%, 02/15/23	275	273,325
3.63%, 01/15/21	25	25,685
4.15%, 02/15/43	245	248,403
4.63%, 01/15/20	250	260,245
4.90%, 01/15/41	25	28,118

Security	Principal (000s)	Value
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	$190	$194,203
5.20%, 12/15/19	252	261,994
Hexion Inc.
6.63%, 04/15/20 (Call 03/05/18)	150	136,756
10.00%, 04/15/20 (Call 03/05/18)	25	24,201
10.38%, 02/01/22 (Call 02/01/19)[b]	105	101,671
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/05/18)	25	19,281
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	50	53,172
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b,c]	200	205,384
Ingevity Corp.
4.50%, 02/01/26 (Call 02/01/21)[b]	25	25,090
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	200	206,856
INVISTA Finance LLC
4.25%, 10/15/19[b]	25	25,335
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[b]	25	25,747
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	100	106,118
LYB International Finance BV
4.00%, 07/15/23	125	129,480
4.88%, 03/15/44 (Call 09/15/43)	275	304,166
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	170	167,846
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	170	176,268
5.75%, 04/15/24 (Call 01/15/24)	200	225,290
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	51,404
Mexichem SAB de CV
5.88%, 09/17/44[f]	200	207,074
Monsanto Co.
2.13%, 07/15/19	125	124,217
3.95%, 04/15/45 (Call 10/15/44)	25	24,651
4.20%, 07/15/34 (Call 01/15/34)	150	154,761
4.40%, 07/15/44 (Call 01/15/44)	179	188,299
4.70%, 07/15/64 (Call 01/15/64)	75	77,087
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	25	24,843
4.05%, 11/15/27 (Call 08/15/27)	50	49,552
4.25%, 11/15/23 (Call 08/15/23)	270	278,235
5.63%, 11/15/43 (Call 05/15/43)	45	49,133
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[b]	70	70,450
4.88%, 06/01/24 (Call 03/03/24)	100	100,643
5.00%, 05/01/25 (Call 01/31/25)[b]	75	75,566
5.25%, 08/01/23 (Call 08/01/18)[b]	50	51,310
5.25%, 06/01/27 (Call 03/03/27)[f]	50	49,881
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	103,885
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	211,498
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[b]	100	101,335
6.50%, 02/01/22 (Call 03/05/18)[b]	50	51,570
PolyOne Corp.
5.25%, 03/15/23	25	26,117

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	$125	$120,246
3.63%, 03/15/24 (Call 12/15/23)	35	35,437
4.88%, 03/30/20	25	26,014
5.63%, 12/01/40	30	35,511
6.50%, 05/15/19	60	62,718
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	2	1,993
3.60%, 11/15/20	25	25,612
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)[b]	50	51,609
6.75%, 11/15/22 (Call 05/15/19)[b]	25	26,745
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	300	291,882
3.55%, 11/07/42 (Call 05/07/42)	35	34,704
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[b]	100	108,548
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	50,348
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	30	30,319
4.25%, 01/15/48 (Call 07/15/47)	25	24,152
6.13%, 10/15/19	2	2,113
Sherwin-Williams Co. (The)
2.25%, 05/15/20	321	318,063
2.75%, 06/01/22 (Call 05/01/22)	90	88,552
3.45%, 08/01/25 (Call 05/01/25)	10	9,918
3.45%, 06/01/27 (Call 03/01/27)	125	123,444
4.40%, 02/01/45 (Call 08/01/44)	61	61,523
4.50%, 06/01/47 (Call 12/01/46)	112	118,792
Sinochem Offshore Capital Co. Ltd.
3.12%, 05/24/22	200	196,566
Syngenta Finance NV
3.13%, 03/28/22	325	314,444
TPC Group Inc.
8.75%, 12/15/20 (Call 03/05/18)[b]	75	76,049
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.38%, 09/01/25 (Call 09/01/20)[b]	50	51,211
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	52,013
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[b]	75	76,843
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	100	99,783
Versum Materials Inc.
5.50%, 09/30/24 (Call 09/30/21)[b]	25	26,448
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	185	183,783
4.38%, 11/15/47 (Call 05/15/47)	75	76,670
4.63%, 02/15/21 (Call 02/15/18)	424	434,053
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	25	26,160

		14,098,768

Security	Principal (000s)	Value
COAL — 0.02%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (Call 05/01/20)[b]	$25	$27,006
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25	200	201,992
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,968
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[b]	25	21,860
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	50	27,062
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	25	25,989
6.38%, 03/31/25 (Call 03/31/20)[b]	25	26,207
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[b]	65	68,223
Warrior Met Coal LLC
8.00%, 11/01/24 (Call 11/01/20)[b]	25	26,321

		447,628
COMMERCIAL SERVICES — 0.43%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[b]	35	38,507
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)	200	194,338
ADT Corp. (The)
3.50%, 07/15/22	150	146,323
4.13%, 06/15/23	100	98,980
4.88%, 07/15/32[b]	50	47,378
5.25%, 03/15/20	25	26,026
6.25%, 10/15/21	25	27,201
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[b]	50	48,656
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[b]	100	92,571
APX Group Inc.
6.38%, 12/01/19 (Call 03/05/18)	19	19,310
7.63%, 09/01/23 (Call 09/01/19)[c]	44	47,018
7.88%, 12/01/22 (Call 12/01/18)	150	160,861
8.75%, 12/01/20 (Call 03/05/18)	50	50,867
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[b]	200	197,914
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	546	544,198
3.38%, 09/15/25 (Call 06/15/25)	95	96,647
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 03/05/18)[b,c]	50	50,465
5.25%, 03/15/25 (Call 03/15/20)[b]	25	24,567
5.50%, 04/01/23 (Call 04/01/18)[c]	125	125,981
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	225	230,105
5.25%, 10/01/25 (Call 07/01/25)	125	131,851
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	25	25,481
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (Call 05/01/20)[b]	25	25,091

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)[b]	$50	$48,643
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[b]	60	55,749
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	25	17,329
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/05/18)[b]	25	25,851
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	30	33,059
DP World Ltd.
6.85%, 07/02/37[b]	320	401,222
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	100	97,504
2.70%, 11/01/26 (Call 08/01/26)	50	47,392
3.25%, 01/14/23 (Call 11/14/22)	215	217,543
3.25%, 12/01/27 (Call 09/01/27)[b]	50	49,246
3.95%, 12/01/47 (Call 06/01/47)[b]	160	161,549
4.35%, 12/08/21	65	68,584
5.50%, 12/08/41	14	17,112
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	25	24,913
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	125	126,724
3.85%, 11/15/24 (Call 08/15/24)[b]	100	101,840
5.63%, 03/15/42[b]	150	174,730
7.00%, 10/15/37[b]	100	132,093
Gartner Inc.
5.13%, 04/01/25 (Call 04/01/20)[b]	50	52,061
GW Honos Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[b]	30	32,443
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	40	43,034
7.75%, 06/01/24 (Call 06/01/19)[b]	50	54,736
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b,c]	75	67,150
5.88%, 10/15/20 (Call 03/05/18)	100	100,171
6.25%, 10/15/22 (Call 03/05/18)[c]	75	72,316
7.38%, 01/15/21 (Call 03/05/18)[c]	50	50,099
7.63%, 06/01/22 (Call 06/01/19)[b,c]	75	78,458
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)[b]	50	48,717
4.75%, 02/15/25 (Call 11/15/24)[b]	80	83,286
5.00%, 11/01/22 (Call 08/01/22)[b]	25	26,542
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	50	51,442
Johns Hopkins University Series 2013
4.08%, 07/01/53	25	25,804
KAR Auction Services Inc.
5.13%, 06/01/25 (Call 06/01/20)[b]	75	75,954
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[b]	50	53,698
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	50	50,991
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[b]	25	26,010

Security	Principal (000s)	Value
Massachusetts Institute of Technology
4.68%, 07/01/14	$160	$178,384
5.60%, 07/01/11	160	215,059
Matthews International Corp.
5.25%, 12/01/25 (Call 12/01/20)[b]	16	16,205
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 02/16/18)[b]	50	50,935
Monitronics International Inc.
9.13%, 04/01/20 (Call 03/05/18)	75	65,701
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	75	73,235
2.75%, 07/15/19 (Call 06/15/19)	27	27,072
3.25%, 01/15/28 (Call 10/15/27)[b]	126	122,314
5.25%, 07/15/44	50	58,886
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	50	50,563
5.50%, 10/01/21 (Call 03/05/18)[b]	25	25,621
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/05/18)	50	50,438
5.00%, 04/15/22 (Call 03/05/18)[b]	175	177,824
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	40	39,900
3.87%, 12/01/48	25	25,913
4.64%, 12/01/44	50	59,105
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	110	103,491
3.30%, 07/15/56 (Call 01/15/56)	200	188,864
3.62%, 10/01/37	15	15,405
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	180	198,997
RR Donnelley & Sons Co.
6.00%, 04/01/24	50	47,825
7.88%, 03/15/21	50	52,139
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	47,905
4.00%, 06/15/25 (Call 03/15/25)	85	88,301
4.40%, 02/15/26 (Call 11/15/25)	100	106,324
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	50	49,492
5.38%, 01/15/22 (Call 03/05/18)	75	76,657
5.38%, 05/15/24 (Call 05/15/19)	25	26,184
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	50,125
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[b]	50	49,036
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[b]	25	25,729
Team Health Holdings Inc.
6.38%, 02/01/25 (Call 02/01/20)[b,c]	90	83,916
TMS International Corp.
7.25%, 08/15/25 (Call 08/15/20)[b]	40	41,999
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,473
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	51,800
4.63%, 10/15/25 (Call 10/15/20)	80	81,138
4.88%, 01/15/28 (Call 01/15/23)	200	199,774
5.50%, 07/15/25 (Call 07/15/20)	50	52,903
5.50%, 05/15/27 (Call 05/15/22)	80	83,883
5.75%, 11/15/24 (Call 05/15/19)	50	52,498

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
5.88%, 09/15/26 (Call 09/15/21)	$150	$160,386
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	19,460
Series 2017
3.39%, 02/15/48 (Call 08/15/47)	85	81,994
University of Southern California
3.03%, 10/01/39	300	275,655
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	51,083
Weight Watchers International Inc.
8.63%, 12/01/25 (Call 12/01/20)[b]	25	26,690

		8,896,612
COMPUTERS — 0.79%
Apple Inc.
1.10%, 08/02/19	175	172,081
1.50%, 09/12/19	204	201,648
1.55%, 02/08/19	100	99,547
1.70%, 02/22/19	35	34,882
2.00%, 05/06/20	185	183,431
2.00%, 11/13/20	60	59,262
2.10%, 05/06/19	395	394,633
2.10%, 09/12/22 (Call 08/12/22)	25	24,212
2.25%, 02/23/21 (Call 01/23/21)	885	876,106
2.40%, 05/03/23	610	593,457
2.45%, 08/04/26 (Call 05/04/26)	25	23,444
2.50%, 02/09/22 (Call 01/09/22)	900	890,991
2.50%, 02/09/25	100	95,866
2.85%, 05/06/21	300	302,085
2.85%, 05/11/24 (Call 03/11/24)	80	78,960
2.90%, 09/12/27 (Call 06/12/27)	250	241,305
3.00%, 02/09/24 (Call 12/09/23)	175	174,419
3.00%, 11/13/27 (Call 08/13/27)	25	24,287
3.20%, 05/13/25	135	135,001
3.20%, 05/11/27 (Call 02/11/27)	251	248,319
3.25%, 02/23/26 (Call 11/23/25)	175	174,869
3.35%, 02/09/27 (Call 11/09/26)	165	165,129
3.45%, 05/06/24	105	107,086
3.45%, 02/09/45	325	308,945
3.75%, 11/13/47 (Call 05/13/47)	100	99,729
3.85%, 05/04/43	150	152,401
3.85%, 08/04/46 (Call 02/04/46)	87	87,990
4.25%, 02/09/47 (Call 08/09/46)	130	139,875
4.38%, 05/13/45	50	54,742
4.50%, 02/23/36 (Call 08/23/35)	100	112,242
4.65%, 02/23/46 (Call 08/23/45)	275	312,381
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	78	90,942
Dell Inc.
5.88%, 06/15/19	100	103,503
7.10%, 04/15/28	75	85,702
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	630	636,640
4.42%, 06/15/21 (Call 05/15/21)[b]	595	616,735
5.45%, 06/15/23 (Call 04/15/23)[b]	110	117,865

Security	Principal (000s)	Value
5.88%, 06/15/21 (Call 06/15/18)[b]	$175	$181,251
6.02%, 06/15/26 (Call 03/15/26)[b]	475	519,427
7.13%, 06/15/24 (Call 06/15/19)[b]	250	271,602
8.10%, 07/15/36 (Call 01/15/36)[b]	30	38,156
8.35%, 07/15/46 (Call 01/15/46)[b]	275	360,162
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	45	47,617
DXC Technology Co.
2.88%, 03/27/20	4	3,998
4.25%, 04/15/24 (Call 02/15/24)	25	25,748
4.45%, 09/18/22	175	182,362
4.75%, 04/15/27 (Call 01/15/27)	50	52,216
EMC Corp.
1.88%, 06/01/18	50	49,781
2.65%, 06/01/20	100	98,382
3.38%, 06/01/23 (Call 03/01/23)	100	94,469
Everi Payments Inc.
7.50%, 12/15/25 (Call 12/15/20)[b]	50	51,531
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	100	98,956
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/05/18)[b]	25	25,471
8.38%, 08/15/22 (Call 02/15/19)[b]	50	52,090
9.25%, 03/01/21 (Call 03/05/18)[b]	75	77,418
Hewlett Packard Enterprise Co.
2.10%, 10/04/19[b]	235	232,375
3.60%, 10/15/20 (Call 09/15/20)	75	76,260
4.40%, 10/15/22 (Call 08/15/22)	195	202,981
4.90%, 10/15/25 (Call 07/15/25)	195	204,208
6.20%, 10/15/35 (Call 04/15/35)	154	166,335
6.35%, 10/15/45 (Call 04/15/45)	165	174,365
HP Inc.
4.30%, 06/01/21	100	104,133
4.38%, 09/15/21	150	156,654
4.65%, 12/09/21	225	237,409
6.00%, 09/15/41	165	175,722
IBM Credit LLC
1.80%, 01/20/21	110	107,479
International Business Machines Corp.
1.63%, 05/15/20	200	196,522
1.80%, 05/17/19	500	497,135
1.95%, 02/12/19[c]	200	199,568
2.25%, 02/19/21	100	99,041
3.30%, 01/27/27	100	100,709
3.38%, 08/01/23	200	203,712
3.45%, 02/19/26	100	101,368
3.63%, 02/12/24	100	102,917
4.00%, 06/20/42	150	155,793
4.70%, 02/19/46	200	230,858
8.38%, 11/01/19	25	27,568
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	25,146
Leidos Inc.
5.50%, 07/01/33	25	24,556
Lenovo Group Ltd.
3.88%, 03/16/22	200	197,496
NCR Corp.
4.63%, 02/15/21 (Call 03/05/18)	25	25,133
5.00%, 07/15/22 (Call 03/05/18)	90	91,492

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
6.38%, 12/15/23 (Call 12/15/18)	$75	$78,689
NetApp Inc.
2.00%, 09/27/19	56	55,369
3.25%, 12/15/22 (Call 09/15/22)	150	149,346
3.30%, 09/29/24 (Call 07/29/24)	175	172,153
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/05/18)[b]	75	71,857
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	50	50,739
4.75%, 06/01/23	268	275,962
4.75%, 01/01/25	150	148,912
4.88%, 06/01/27 (Call 03/01/27)	145	142,339
5.75%, 12/01/34 (Call 06/01/34)	35	34,049
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[b]	50	31,197
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[b]	100	98,470
Western Digital Corp.
4.75%, 02/15/26	90	91,055
7.38%, 04/01/23 (Call 04/01/19)[b]	175	190,794
10.50%, 04/01/24 (Call 04/01/19)	250	292,120

		16,451,335
COSMETICS & PERSONAL CARE — 0.13%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b,c]	25	25,486
Avon Products Inc.
6.50%, 03/01/19	50	50,615
6.60%, 03/15/20[c]	25	24,453
7.00%, 03/15/23	75	65,702
Colgate-Palmolive Co.
2.25%, 11/15/22	250	244,617
4.00%, 08/15/45	60	62,065
Edgewell Personal Care Co.
4.70%, 05/19/21	40	41,026
4.70%, 05/24/22	50	51,070
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	56	55,358
3.15%, 03/15/27 (Call 12/15/26)	50	49,403
4.38%, 06/15/45 (Call 12/15/44)	50	54,808
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[b]	95	96,156
High Ridge Brands Co.
8.88%, 03/15/25 (Call 03/15/20)[b]	6	5,419
Procter & Gamble Co. (The)
1.75%, 10/25/19	130	128,877
1.90%, 11/01/19	25	24,839
1.90%, 10/23/20	262	258,848
2.15%, 08/11/22	55	53,541
2.30%, 02/06/22	175	172,329
2.45%, 11/03/26	125	117,954
3.10%, 08/15/23	60	60,796
3.50%, 10/25/47	100	98,049
5.55%, 03/05/37	75	96,406
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/05/18)[c]	50	38,750

Security	Principal (000s)	Value
6.25%, 08/01/24 (Call 08/01/19)	$50	$32,063
Unilever Capital Corp.
1.38%, 07/28/21	100	95,711
1.80%, 05/05/20	120	118,366
2.00%, 07/28/26	100	90,476
2.20%, 03/06/19	300	299,670
5.90%, 11/15/32	82	104,826

		2,617,679
DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b]	25	26,368
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/05/18)[b]	105	108,570
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	25	25,711
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)[b]	50	51,841
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b]	100	106,973
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	51,182
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	25	26,128
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	24,077
4.20%, 05/15/47 (Call 11/15/46)	100	104,617
4.60%, 06/15/45 (Call 12/15/44)	125	137,861

		663,328
DIVERSIFIED FINANCIAL SERVICES — 1.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	150	152,965
4.25%, 07/01/20	200	205,774
4.50%, 05/15/21	150	155,932
4.63%, 10/30/20	150	156,228
4.63%, 07/01/22	150	156,948
5.00%, 10/01/21	150	158,061
Air Lease Corp.
2.50%, 03/01/21	25	24,699
2.63%, 07/01/22 (Call 06/01/22)	100	97,442
3.00%, 09/15/23 (Call 07/15/23)	560	549,158
3.25%, 03/01/25 (Call 01/01/25)	25	24,287
3.63%, 12/01/27 (Call 09/01/27)	25	24,288
3.88%, 04/01/21 (Call 03/01/21)	100	102,477
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	25	25,341
5.00%, 04/01/23	100	105,074
5.13%, 03/15/21	40	41,887
5.50%, 02/15/22	25	26,591
6.25%, 12/01/19	50	52,520
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 03/05/18)[b]	50	50,493
5.88%, 11/01/21 (Call 11/01/18)[b]	100	102,545
Ally Financial Inc.
3.75%, 11/18/19	50	50,427
4.13%, 03/30/20	50	50,578

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.13%, 02/13/22	$50	$50,695
4.25%, 04/15/21	67	68,313
4.63%, 05/19/22	50	51,529
4.63%, 03/30/25[c]	50	51,435
4.75%, 09/10/18	50	50,512
5.13%, 09/30/24	100	105,618
5.75%, 11/20/25 (Call 10/20/25)[c]	150	160,281
8.00%, 03/15/20	50	54,614
8.00%, 11/01/31	213	271,347
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5	4,934
2.50%, 08/01/22 (Call 07/01/22)	25	24,457
2.65%, 12/02/22	25	24,574
3.63%, 12/05/24 (Call 11/04/24)	125	126,615
4.05%, 12/03/42	166	171,749
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	185	182,575
1.88%, 05/03/19 (Call 04/03/19)	50	49,682
2.13%, 03/18/19	130	129,743
2.25%, 08/15/19	304	303,337
2.25%, 05/05/21 (Call 04/04/21)	490	481,871
2.38%, 05/26/20 (Call 04/25/20)	525	522,191
2.70%, 03/03/22 (Call 01/31/22)	25	24,821
3.30%, 05/03/27 (Call 04/03/27)	180	178,371
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	49,966
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	75	71,794
3.70%, 10/15/24	150	153,501
4.00%, 10/15/23	275	287,765
7.30%, 06/28/19	65	69,324
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)[b]	75	72,082
Azure Nova International Finance Ltd.
2.63%, 11/01/21	200	193,398
Azure Orbit International Finance Ltd.
3.75%, 03/06/23	200	201,196
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	26,309
5.00%, 06/15/44[b]	25	28,004
BOC Aviation Ltd.
3.88%, 04/27/26 (Call 01/27/26)	400	394,988
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	246,190
4.25%, 06/02/26 (Call 03/02/26)	25	25,346
4.70%, 09/20/47 (Call 03/20/47)	25	25,348
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	250	248,407
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	110	110,928
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21	200	195,272
CDP Financial Inc.
3.15%, 07/24/24[b]	250	251,997
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	50	49,285
3.00%, 03/10/25 (Call 12/10/24)	25	24,474

Security	Principal (000s)	Value
3.20%, 03/02/27 (Call 12/02/26)	$50	$49,315
3.20%, 01/25/28 (Call 10/25/27)	50	49,270
3.45%, 02/13/26 (Call 11/13/25)	40	40,228
China Cinda Finance 2014 Ltd.
5.63%, 05/14/24	200	216,492
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25	400	398,548
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24	600	598,728
4.40%, 03/09/27	200	197,526
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21	200	193,662
3.13%, 08/31/22[f]	250	243,390
Citadel LP
5.38%, 01/17/23 (Call 12/17/22)[b]	35	36,205
CITIC Securities Finance MTN Co. Ltd.
3.25%, 04/20/22	200	196,258
CME Group Inc.
3.00%, 09/15/22	175	175,859
3.00%, 03/15/25 (Call 12/15/24)	95	94,469
5.30%, 09/15/43 (Call 03/15/43)	175	220,026
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.
8.50%, 12/15/22 (Call 06/15/20)[b]	50	50,705
Credit Suisse USA Inc.
7.13%, 07/15/32	100	134,103
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	49,675
3.95%, 11/06/24 (Call 08/06/24)	275	277,414
4.10%, 02/09/27 (Call 11/09/26)	150	150,832
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	65	64,004
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	100	100,602
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)[b]	50	52,100
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	25	26,565
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)	200	200,760
Franklin Resources Inc.
2.85%, 03/30/25	100	97,666
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	581	572,936
3.37%, 11/15/25	764	750,523
4.42%, 11/15/35	700	721,735
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	150	148,128
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[b]	35	37,297
HSBC Finance Corp.
6.68%, 01/15/21	5	5,524
Huarong Finance 2017 Co. Ltd.
4.75%, 04/27/27	400	400,844
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/05/18)	50	50,975
6.00%, 08/01/20 (Call 03/05/18)	162	166,074
6.25%, 02/01/22 (Call 02/01/19)	125	129,241
6.38%, 12/15/25 (Call 12/15/20)[b]	100	101,724
6.75%, 02/01/24 (Call 02/01/20)	75	78,063

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21	$200	$195,502
3.38%, 04/05/22	200	197,546
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	77	59,204
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	75	73,159
2.75%, 12/01/20 (Call 11/01/20)	35	35,172
3.10%, 09/15/27 (Call 06/15/27)	75	73,570
3.75%, 12/01/25 (Call 09/01/25)	245	252,744
4.00%, 10/15/23	195	204,214
International Lease Finance Corp.
4.63%, 04/15/21	50	52,189
5.88%, 04/01/19	200	207,232
5.88%, 08/15/22	375	412,162
6.25%, 05/15/19	335	349,904
8.25%, 12/15/20	125	142,470
8.63%, 01/15/22	50	59,406
Invesco Finance PLC
3.13%, 11/30/22	25	24,937
4.00%, 01/30/24	150	156,435
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	100	105,665
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 03/05/18)[b]	200	204,700
7.38%, 04/01/20 (Call 03/05/18)[b]	200	203,926
Jefferies Group LLC
5.13%, 01/20/23	150	160,501
6.25%, 01/15/36	135	152,458
6.88%, 04/15/21	50	55,436
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	125	121,876
4.85%, 01/15/27	150	157,572
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b]	40	40,932
5.25%, 10/01/25 (Call 10/01/20)[b]	70	70,048
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	50	49,426
Legg Mason Inc.
5.63%, 01/15/44	50	55,425
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[b]	200	208,142
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[b]	125	127,521
Mastercard Inc.
2.00%, 04/01/19	100	99,743
2.95%, 11/21/26 (Call 08/21/26)	100	98,105
3.38%, 04/01/24	25	25,485
3.80%, 11/21/46 (Call 05/21/46)	36	36,984
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	225	225,983
4.25%, 06/01/24 (Call 03/01/24)	60	62,293
5.55%, 01/15/20	100	105,369
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100	99,418
2.15%, 02/01/19 (Call 01/01/19)	158	157,891
2.30%, 09/15/22 (Call 08/15/22)	175	170,714
2.40%, 04/25/22 (Call 03/25/22)	200	196,116

Security	Principal (000s)	Value
3.05%, 02/15/22 (Call 11/15/21)	$25	$25,064
3.05%, 04/25/27 (Call 01/25/27)	100	97,434
3.25%, 11/01/25 (Call 08/01/25)	125	125,176
3.40%, 02/07/28	100	99,706
4.02%, 11/01/32 (Call 05/01/32)	75	77,542
(3 mo. LIBOR US + 3.630%)
5.25%, 04/20/46 (Call 04/20/26)[e]	50	53,480
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/05/18)	50	50,657
9.63%, 05/01/19 (Call 03/05/18)	25	25,357
Navient Corp.
4.88%, 06/17/19	50	50,737
5.00%, 10/26/20	50	50,883
5.50%, 01/15/19	50	50,952
5.50%, 01/25/23	75	75,307
5.63%, 08/01/33	25	22,806
5.88%, 03/25/21	75	77,684
5.88%, 10/25/24	25	25,105
6.13%, 03/25/24[c]	100	102,076
6.50%, 06/15/22	50	52,736
6.63%, 07/26/21	50	53,059
6.75%, 06/25/25	125	130,644
7.25%, 01/25/22	25	27,043
7.25%, 09/25/23	25	26,955
8.00%, 03/25/20	200	215,954
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[b]	70	72,371
Nomura Holdings Inc.
2.75%, 03/19/19	150	150,319
6.70%, 03/04/20	50	53,844
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	25,421
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 03/05/18)[b]	50	51,671
ORIX Corp.
3.25%, 12/04/24	280	274,464
3.70%, 07/18/27	75	74,051
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 12/15/22 (Call 12/15/19)[b]	25	25,787
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[f]	100	125,549
Protective Life Global Funding
2.00%, 09/14/21[b]	250	240,770
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[b]	100	97,798
5.75%, 05/01/25 (Call 05/01/20)[b]	100	102,036
Raymond James Financial Inc.
3.63%, 09/15/26	150	148,555
4.95%, 07/15/46	100	113,246
Springleaf Finance Corp.
5.25%, 12/15/19	125	128,841
5.63%, 03/15/23	85	85,092
6.13%, 05/15/22	100	103,247
7.75%, 10/01/21	100	110,459
8.25%, 12/15/20	111	122,168
Stearns Holdings LLC
9.38%, 08/15/20 (Call 03/05/18)[b]	25	26,007
Stifel Financial Corp.
4.25%, 07/18/24	125	127,215

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	$410	$411,640
3.75%, 08/15/21 (Call 06/15/21)	25	25,498
3.95%, 12/01/27 (Call 09/01/27)	25	24,512
4.25%, 08/15/24 (Call 05/15/24)	150	153,549
4.50%, 07/23/25 (Call 04/24/25)	325	335,465
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	55	55,087
3.30%, 04/01/27 (Call 01/01/27)	50	49,573
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[b]	50	52,599
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	190	188,716
2.75%, 09/15/27 (Call 06/15/27)	50	48,140
2.80%, 12/14/22 (Call 10/14/22)	250	249,102
3.15%, 12/14/25 (Call 09/14/25)	600	598,950
4.15%, 12/14/35 (Call 06/14/35)	300	324,906
4.30%, 12/14/45 (Call 06/14/45)	330	366,307

		27,352,906
ELECTRIC — 2.17%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24	200	201,814
6.25%, 09/16/19[b]	100	105,788
6.50%, 10/27/36[b]	100	127,288
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	50	48,544
3.80%, 10/01/47 (Call 04/01/47)	150	149,964
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	50	48,966
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	140	143,154
5.13%, 09/01/27 (Call 09/01/22)	70	73,388
5.50%, 03/15/24 (Call 03/15/19)	59	61,010
5.50%, 04/15/25 (Call 04/15/20)	50	52,028
7.38%, 07/01/21 (Call 06/01/21)	50	55,799
8.00%, 06/01/20	36	39,997
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	75	74,809
4.15%, 08/15/44 (Call 02/15/44)	35	37,016
4.30%, 01/02/46 (Call 07/02/45)	50	54,214
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	131	130,946
3.65%, 02/15/26 (Call 11/15/25)	135	135,506
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	49,931
3.70%, 12/01/47 (Call 06/01/47)	75	74,884
American Electric Power Co. Inc.
2.15%, 11/13/20	15	14,824
2.95%, 12/15/22 (Call 09/15/22)	150	150,088
3.20%, 11/13/27 (Call 08/13/27)	100	97,143
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	108,241
7.00%, 04/01/38	25	35,154
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	100	96,171
4.35%, 11/15/45 (Call 05/15/45)	50	54,809

Security	Principal (000s)	Value
4.50%, 04/01/42 (Call 10/01/41)	$25	$27,605
8.75%, 03/01/19	50	53,206
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	75	73,681
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	75	71,668
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[b]	65	64,556
2.80%, 01/15/23 (Call 12/15/22)[b]	215	212,631
3.25%, 04/15/28 (Call 01/15/28)[b]	165	162,395
3.75%, 11/15/23 (Call 08/15/23)	80	82,676
3.80%, 07/15/48 (Call 01/15/48)[b]	275	272,808
4.50%, 02/01/45 (Call 08/01/44)	235	259,083
5.15%, 11/15/43 (Call 05/15/43)	200	238,568
6.13%, 04/01/36	135	176,917
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b]	85	83,330
5.38%, 01/15/23 (Call 10/15/18)[c]	150	147,867
5.50%, 02/01/24 (Call 02/01/19)	25	23,734
5.75%, 01/15/25 (Call 10/15/19)[c]	150	142,363
5.88%, 01/15/24 (Call 11/01/18)[b]	125	127,721
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	150	169,996
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	25	24,361
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21	200	206,720
China Clean Energy Development Ltd.
4.00%, 11/05/25	200	200,862
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/27	400	390,760
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	235	231,090
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)[b]	100	98,095
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27	200	194,760
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	150,744
Comision Federal de Electricidad
4.88%, 01/15/24[f]	200	210,584
6.13%, 06/16/45[f]	200	222,028
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	156,313
2.95%, 08/15/27 (Call 05/15/27)	150	144,895
3.70%, 03/01/45 (Call 09/01/44)	25	24,885
3.75%, 08/15/47 (Call 02/15/47)	50	50,448
4.60%, 08/15/43 (Call 02/15/43)	25	28,078
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	48,941
6.35%, 06/01/36	15	19,597
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	50,796
3.95%, 03/01/43 (Call 09/01/42)	295	302,965
4.45%, 03/15/44 (Call 09/15/43)	182	201,221
5.70%, 06/15/40	25	31,776
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	25	25,461
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	20	19,509

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	$75	$78,569
5.65%, 04/15/20	116	123,820
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	225	224,300
2.75%, 01/15/22 (Call 12/15/21)	100	99,155
3.90%, 10/01/25 (Call 07/01/25)	100	102,472
5.20%, 08/15/19	50	51,924
6.30%, 03/15/33	50	62,199
7.00%, 06/15/38	30	40,781
Series B
5.95%, 06/15/35	30	37,128
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	56,310
Series D
2.85%, 08/15/26 (Call 05/15/26)	200	189,642
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	78	86,659
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	50,056
3.75%, 08/15/47 (Call 02/15/47)	25	25,281
3.80%, 03/15/27 (Call 12/15/26)	50	50,820
4.30%, 07/01/44 (Call 01/01/44)	50	54,790
5.70%, 10/01/37	40	49,382
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	270	255,250
3.30%, 06/15/22 (Call 04/15/22)	20	20,160
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	222,746
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,491
2.95%, 12/01/26 (Call 09/01/26)	25	24,354
3.88%, 03/15/46 (Call 09/15/45)	25	25,602
3.90%, 06/15/21 (Call 03/15/21)	150	155,736
4.00%, 09/30/42 (Call 03/30/42)	375	391,586
5.30%, 02/15/40	25	30,894
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	625	602,750
2.65%, 09/01/26 (Call 06/01/26)	275	256,671
3.15%, 08/15/27 (Call 05/15/27)	25	24,128
3.75%, 04/15/24 (Call 01/15/24)	350	358,431
3.75%, 09/01/46 (Call 03/01/46)	460	442,419
3.95%, 08/15/47 (Call 02/15/47)	25	24,800
4.80%, 12/15/45 (Call 06/15/45)	100	112,987
Duke Energy Florida LLC
2.10%, 12/15/19	3	2,991
3.20%, 01/15/27 (Call 10/15/26)	300	297,672
6.35%, 09/15/37	85	115,682
6.40%, 06/15/38	204	281,906
Duke Energy Ohio Inc.
5.45%, 04/01/19	52	53,756
Duke Energy Progress LLC
4.10%, 03/15/43 (Call 09/15/42)	25	26,356
4.20%, 08/15/45 (Call 02/15/45)	25	26,887
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	107	109,158
7.38%, 11/01/22 (Call 11/01/18)[c]	125	132,275

Security	Principal (000s)	Value
7.63%, 11/01/24 (Call 11/01/19)	$75	$80,969
8.00%, 01/15/25 (Call 01/15/20)[b]	25	27,181
8.13%, 01/30/26 (Call 07/30/20)[b,c]	100	110,180
E.ON International Finance BV
6.65%, 04/30/38[b]	25	32,643
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	120,757
EDP Finance BV
4.90%, 10/01/19[b]	100	103,676
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)[b]	275	272,915
3.63%, 10/13/25 (Call 07/13/25)[b]	75	75,757
4.60%, 01/27/20[b]	100	104,001
4.75%, 10/13/35 (Call 04/13/35)[b]	1,000	1,091,850
4.88%, 01/22/44[b]	10	10,883
4.95%, 10/13/45 (Call 04/13/45)[b]	50	55,811
5.25%, 10/13/55 (Call 04/13/55)[b]	300	341,808
6.00%, 01/22/14[b]	41	45,080
(10 year USD Swap + 3.709%)
5.25%, (Call 01/29/23)[b,e,h]	100	101,953
Emera U.S. Finance LP
2.15%, 06/15/19	65	64,525
2.70%, 06/15/21 (Call 05/15/21)	50	49,470
3.55%, 06/15/26 (Call 03/15/26)	355	347,261
4.75%, 06/15/46 (Call 12/15/45)	250	262,292
Empresa Electrica Guacolda SA
4.56%, 04/30/25 (Call 01/30/25)	200	192,246
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	50,516
Enel Finance International NV
3.63%, 05/25/27[b]	200	195,052
6.00%, 10/07/39[b]	150	183,256
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	151,839
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	480	456,442
4.00%, 07/15/22 (Call 05/15/22)	75	77,550
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	175	162,675
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	25	23,679
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[f]	600	624,072
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	15	14,898
2.90%, 10/01/24 (Call 08/01/24)	105	102,196
3.35%, 03/15/26 (Call 12/15/25)	315	310,414
Series K
2.75%, 03/15/22 (Call 02/15/22)	50	49,503
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	73,929
2.85%, 06/15/20 (Call 05/15/20)	25	25,081
3.40%, 04/15/26 (Call 01/15/26)	160	157,749
3.50%, 06/01/22 (Call 05/01/22)	135	135,877
3.95%, 06/15/25 (Call 03/15/25)	842	862,368
4.45%, 04/15/46 (Call 10/15/45)	75	79,265
5.10%, 06/15/45 (Call 12/15/44)	30	34,386
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	625	628,912
5.20%, 10/01/19	25	26,077

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
5.60%, 06/15/42 (Call 12/15/41)	$65	$70,892
6.25%, 10/01/39	110	128,350
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	75	73,435
Series B
3.90%, 07/15/27 (Call 04/15/27)	150	151,429
4.25%, 03/15/23 (Call 12/15/22)	400	416,040
Series C
4.85%, 07/15/47 (Call 01/15/47)	265	293,048
7.38%, 11/15/31	188	253,110
FirstEnergy Solutions Corp.
6.80%, 08/15/39	175	74,156
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	25	26,092
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	25	25,157
4.05%, 06/01/42 (Call 12/01/41)	55	58,405
4.05%, 10/01/44 (Call 04/01/44)	55	58,393
4.13%, 02/01/42 (Call 08/01/41)	25	26,759
5.69%, 03/01/40	50	64,928
5.95%, 02/01/38	150	196,624
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	84	81,231
3.06%, 10/04/26 (Call 07/04/26)	275	260,873
Georgia Power Co.
4.30%, 03/15/42	211	222,951
5.40%, 06/01/40	165	197,536
Hongkong Electric Finance Ltd.
2.88%, 05/03/26	200	188,916
Hydro-Quebec
9.38%, 04/15/30	75	116,794
Indiana Michigan Power Co. Series L
3.75%, 07/01/47 (Call 01/01/47)	25	24,612
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	25,145
3.70%, 09/01/24 (Call 07/01/24)	105	103,820
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	201,810
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	70	69,031
3.25%, 06/30/26 (Call 03/30/26)	50	48,838
3.35%, 11/15/27 (Call 08/15/27)[b]	250	244,707
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	100,562
4.20%, 06/15/47 (Call 12/15/46)	25	25,833
5.30%, 10/01/41 (Call 04/01/41)	25	29,318
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	60,512
Korea East-West Power Company Ltd.
2.63%, 06/19/22[f]	600	581,964
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	197,244
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	27,150

Security	Principal (000s)	Value
Series 25
3.30%, 10/01/25 (Call 07/01/25)	$25	$25,028
Majapahit Holding BV
7.75%, 01/20/20[f]	120	130,404
Mexico Generadora de Energia S de rl
5.50%, 12/06/32	359	380,698
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	225	225,218
3.65%, 08/01/48 (Call 02/01/48)	100	99,577
4.25%, 05/01/46 (Call 11/01/45)	175	190,781
5.75%, 11/01/35	25	31,257
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	25	30,780
New England Power Co.
3.80%, 12/05/47 (Call 06/05/47)[b]	250	250,567
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	30	29,932
2.80%, 01/15/23 (Call 12/15/22)	15	14,786
3.55%, 05/01/27 (Call 02/01/27)	425	425,722
3.63%, 06/15/23 (Call 03/15/23)	75	76,192
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[b]	50	50,212
4.50%, 09/15/27 (Call 06/15/27)[b]	75	73,916
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	100	107,204
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	24,214
3.40%, 08/15/42 (Call 02/15/42)	100	96,182
4.13%, 05/15/44 (Call 11/15/43)	50	53,236
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[b]	50	50,068
6.25%, 07/15/22 (Call 07/15/18)	50	51,857
6.25%, 05/01/24 (Call 05/01/19)	125	130,874
6.63%, 01/15/27 (Call 07/15/21)	50	52,915
7.25%, 05/15/26 (Call 05/15/21)	100	108,987
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	100	100,628
5.38%, 08/15/24 (Call 08/15/19)	50	50,774
NTPC Ltd.
4.38%, 11/26/24	200	207,772
Oglethorpe Power Corp.
4.20%, 12/01/42	75	72,975
4.25%, 04/01/46 (Call 10/01/45)	100	97,549
5.38%, 11/01/40	25	28,923
6.10%, 03/15/19	184	190,734
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	25	26,392
OmGrid Funding Ltd.
5.20%, 05/16/27	200	198,406
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)[b]	85	85,875
4.55%, 12/01/41 (Call 06/01/41)	25	28,087
5.30%, 06/01/42 (Call 12/01/41)	150	183,003
7.00%, 05/01/32	25	33,627
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	95,127
3.40%, 08/15/24 (Call 05/15/24)	10	10,043
3.50%, 10/01/20 (Call 07/01/20)	75	76,321
3.50%, 06/15/25 (Call 03/15/25)	50	49,583
4.00%, 12/01/46 (Call 06/01/46)	80	78,358
4.25%, 03/15/46 (Call 09/15/45)	125	126,280

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.75%, 02/15/44 (Call 08/15/43)	$25	$27,005
5.13%, 11/15/43 (Call 05/15/43)	25	28,393
5.40%, 01/15/40	50	58,803
5.80%, 03/01/37	54	66,035
6.05%, 03/01/34	1,275	1,565,827
6.25%, 03/01/39	25	31,970
PacifiCorp
6.00%, 01/15/39	50	66,243
Pampa Energia SA
7.50%, 01/24/27 (Call 01/24/22)	250	272,180
PECO Energy Co.
5.95%, 10/01/36	25	32,250
Perusahaan Listrik Negara PT
5.25%, 05/15/47	200	205,210
5.50%, 11/22/21[f]	200	215,110
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	15	14,961
Pinnacle West Capital Corp.
2.25%, 11/30/20	52	51,531
Portland General Electric Co.
6.10%, 04/15/19	25	26,029
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	200	213,600
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,142
3.95%, 03/15/24 (Call 12/15/23)	100	103,212
5.00%, 03/15/44 (Call 09/15/43)	25	28,601
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	50,412
3.95%, 06/01/47 (Call 12/01/46)	250	262,672
4.15%, 10/01/45 (Call 04/01/45)	25	26,838
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	132,464
PSEG Power LLC
8.63%, 04/15/31	220	290,411
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	97,340
3.55%, 06/15/46 (Call 12/15/45)	100	95,189
3.80%, 06/15/47 (Call 12/15/46)	110	111,825
5.13%, 06/01/19	25	25,872
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,622
2.25%, 09/15/26 (Call 06/15/26)	100	92,209
3.60%, 12/01/47 (Call 06/01/47)	50	49,396
4.05%, 05/01/45 (Call 11/01/44)	50	51,897
4.15%, 11/01/45 (Call 05/01/45)	50	52,704
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	50	48,836
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	201,114
6.50%, 12/15/20	15	16,488
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	27,108
5.76%, 10/01/39	81	102,101
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	94,329
3.00%, 08/15/21	100	100,922

Security	Principal (000s)	Value
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	$26	$26,359
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24	400	412,300
5.50%, 04/08/44	400	431,828
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	25	23,704
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	40	41,854
6.05%, 01/15/38	50	62,564
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	125	129,291
4.00%, 04/01/47 (Call 10/01/46)	50	52,070
4.65%, 10/01/43 (Call 04/01/43)	105	119,017
6.00%, 01/15/34	42	52,865
Series 05-E
5.35%, 07/15/35	85	100,988
Series 06-E
5.55%, 01/15/37	100	122,632
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	48,575
Southern Co. (The)
1.85%, 07/01/19	323	320,219
2.15%, 09/01/19 (Call 08/01/19)	200	198,798
2.35%, 07/01/21 (Call 06/01/21)	300	294,396
2.75%, 06/15/20 (Call 05/15/20)	50	50,101
2.95%, 07/01/23 (Call 05/01/23)	171	168,953
3.25%, 07/01/26 (Call 04/01/26)	771	745,141
4.25%, 07/01/36 (Call 01/01/36)	140	145,330
4.40%, 07/01/46 (Call 01/01/46)	180	187,693
Series B
(3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[e]	50	52,652
Southern Power Co.
1.95%, 12/15/19	200	197,456
2.38%, 06/01/20 (Call 05/01/20)	50	49,655
4.15%, 12/01/25 (Call 09/01/25)	35	36,444
5.15%, 09/15/41	275	306,743
Southwestern Electric Power Co.
Series K
2.75%, 10/01/26 (Call 07/01/26)	100	94,324
Series L
3.85%, 02/01/48 (Call 08/01/47)	100	99,203
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	255	251,920
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[f]	400	394,848
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[f]	400	414,272
4.85%, 05/07/44	200	228,556
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26	200	189,286
3.50%, 05/04/27[f]	1,050	1,032,318
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	47,241
6.50%, 06/01/25 (Call 06/01/20)	75	62,455
9.50%, 07/15/22 (Call 07/15/20)[b,c]	70	73,188
10.50%, 01/15/26 (Call 01/15/22)[b]	50	50,378
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	50,287

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.35%, 05/15/44 (Call 11/15/43)	$35	$36,597
6.55%, 05/15/36	90	114,451
TECO Finance Inc.
5.15%, 03/15/20	278	290,718
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	27,746
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[f]	200	191,716
TransAlta Corp.
6.50%, 03/15/40	111	111,856
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	99,411
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	120	124,168
6.70%, 02/01/19	10	10,423
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	25	24,625
4.20%, 05/15/45 (Call 11/15/44)	80	85,758
4.45%, 02/15/44 (Call 08/15/43)	50	55,500
6.35%, 11/30/37	25	33,255
8.88%, 11/15/38	50	84,471
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	49,359
6.00%, 05/15/37	41	52,619
Series B
3.80%, 09/15/47 (Call 03/15/47)	50	50,397
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	3	2,993
3.55%, 06/15/25 (Call 03/15/25)	100	101,146
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	19,553
3.25%, 12/01/25 (Call 09/01/25)	50	49,322
4.25%, 12/01/45 (Call 06/01/45)	20	21,552
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	42,515
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	120	117,128
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	235	232,507
3.30%, 06/01/25 (Call 12/01/24)	100	99,816
3.35%, 12/01/26 (Call 06/01/26)	100	99,466
4.70%, 05/15/20 (Call 11/15/19)	200	207,478

		44,967,170
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Acuity Brands Lighting Inc.
6.00%, 12/15/19	2	2,114
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 03/05/18)[b]	32	31,547
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	25	24,543
3.15%, 06/01/25 (Call 03/01/25)	100	100,164
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	51,363
General Cable Corp.
5.75%, 10/01/22 (Call 03/05/18)	75	77,035

Security	Principal (000s)	Value
Hubbell Inc.
3.50%, 02/15/28	$70	$69,607
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/19)	50	51,436

		407,809
ELECTRONICS — 0.14%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	149,697
3.88%, 07/15/23 (Call 04/15/23)	10	10,233
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	50	49,003
3.55%, 10/01/27 (Call 07/01/27)	50	48,799
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	25,180
3.20%, 04/01/24 (Call 02/01/24)	200	198,674
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	45	43,608
4.00%, 04/01/25 (Call 01/01/25)	10	10,035
4.50%, 03/01/23 (Call 12/01/22)	150	155,428
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	35,480
4.88%, 12/01/22	50	52,371
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	144,168
4.38%, 11/15/57 (Call 05/15/57)	25	24,864
4.75%, 03/15/42	50	55,437
5.75%, 08/15/40	10	12,096
Flex Ltd.
4.63%, 02/15/20	3	3,085
4.75%, 06/15/25 (Call 03/15/25)	50	52,595
Fortive Corp.
1.80%, 06/15/19	2	1,980
3.15%, 06/15/26 (Call 03/15/26)	220	216,418
Honeywell International Inc.
1.40%, 10/30/19	50	49,238
1.85%, 11/01/21 (Call 10/01/21)	175	169,925
2.50%, 11/01/26 (Call 08/01/26)	380	359,324
3.81%, 11/21/47 (Call 05/21/47)	150	152,050
4.25%, 03/01/21	200	209,708
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	75	74,111
Itron Inc.
5.00%, 01/15/26 (Call 01/15/21)[b]	150	150,652
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	50	48,873
4.70%, 09/15/22	50	52,232
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	2	2,013
4.60%, 04/06/27 (Call 01/06/27)	150	155,845
Koninklijke Philips NV
3.75%, 03/15/22	100	102,754
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	55	58,623
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	35	34,878
TTM Technologies Inc.
5.63%, 10/01/25 (Call 10/01/20)[b]	40	41,130

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	$25	$25,394

		2,975,901
ENERGY — ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	25	26,759
Pattern Energy Group Inc.
5.88%, 02/01/24 (Call 02/01/20)[b]	65	68,409
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[b]	40	39,610
5.00%, 01/31/28 (Call 07/31/27)[b]	80	78,810

		213,588
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance USA Inc.
2.88%, 05/08/22	75	75,439
4.38%, 05/08/42	25	26,620
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	99,937
5.75%, 10/15/22 (Call 03/05/18)	50	51,998
5.88%, 10/15/24 (Call 07/15/24)	25	26,645
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[b]	150	156,102
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
3.63%, 07/19/21	250	247,507
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)	25	27,009
MasTec Inc.
4.88%, 03/15/23 (Call 03/15/18)	25	25,426
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)[f]	400	387,068
5.50%, 10/31/46 (Call 04/30/46)[f]	200	193,614
5.50%, 07/31/47 (Call 01/31/47)[f]	250	241,050
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/01/20)[b]	50	53,331
Weekley Homes LLC/Weekley Finance Corp.
6.63%, 08/15/25 (Call 08/15/20)[b]	50	50,093
Zachry Holdings Inc.
7.50%, 02/01/20 (Call 03/05/18)[b]	50	50,967

		1,712,806
ENTERTAINMENT — 0.12%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[c]	75	73,188
5.88%, 02/15/22 (Call 03/05/18)	25	25,266
5.88%, 11/15/26 (Call 11/15/21)[c]	35	34,030
6.13%, 05/15/27 (Call 05/15/22)[c]	125	122,132
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[b,l]	185	183,925
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	51,986

Security	Principal (000s)	Value
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)[b]	$50	$52,291
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[b]	50	49,337
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	50,664
5.13%, 12/15/22 (Call 03/05/18)	100	102,429
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	90	93,979
Gateway Casinos & Entertainment Ltd.
8.25%, 03/01/24 (Call 03/01/20)[b]	25	26,904
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	50	50,377
4.88%, 11/01/20 (Call 08/01/20)	50	51,754
5.38%, 11/01/23 (Call 08/01/23)	50	53,621
5.38%, 04/15/26	100	107,000
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	214,528
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[b]	30	32,651
Lions Gate Entertainment Corp.
5.88%, 11/01/24 (Call 11/01/19)[b]	39	41,459
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/19)[b,c]	50	51,379
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 03/05/18)[b]	44	44,100
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	50	47,052
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[b]	50	51,779
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)	75	80,245
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/05/18)	50	51,527
5.75%, 02/01/25 (Call 03/05/18)	50	51,368
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[b]	155	155,358
7.00%, 01/01/22 (Call 03/05/18)[b]	50	52,785
10.00%, 12/01/22 (Call 12/01/18)	200	219,236
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	85	86,076
5.50%, 04/15/27 (Call 04/15/22)[b]	25	25,587
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[b]	25	25,596
5.00%, 08/01/23 (Call 08/01/19)[b]	25	25,719
6.75%, 04/15/22 (Call 03/05/18)[b]	50	51,928

		2,437,256
ENVIRONMENTAL CONTROL — 0.06%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[b]	25	25,703
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/05/18)	50	50,541
Core & Main LP
6.13%, 08/15/25 (Call 08/15/20)[b]	100	101,141
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	115	117,713
5.88%, 07/01/25 (Call 07/01/20)	100	101,550

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
GFL Environmental Inc.
5.63%, 05/01/22 (Call 05/01/19)[b]	$40	$41,519
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	71,797
3.20%, 03/15/25 (Call 12/15/24)	175	172,793
5.25%, 11/15/21	50	53,995
5.50%, 09/15/19	25	26,141
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	24,886
4.10%, 03/01/45 (Call 09/01/44)	155	161,070
4.60%, 03/01/21 (Call 12/01/20)	200	210,266
4.75%, 06/30/20	120	126,079
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[b]	30	30,518

		1,315,712
FOOD — 0.48%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	100	89,487
6.63%, 06/15/24 (Call 06/15/19)[c]	115	109,257
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	150	150,181
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 03/05/18)[b]	50	46,939
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	99,462
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[b]	45	47,759
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	325	325,468
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	75	74,694
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[b]	50	53,561
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	50	35,000
General Mills Inc.
2.20%, 10/21/19	200	199,030
2.60%, 10/12/22 (Call 09/12/22)	150	147,175
3.15%, 12/15/21 (Call 09/15/21)	50	50,503
5.65%, 02/15/19	25	25,843
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	385	355,397
3.20%, 08/21/25 (Call 05/21/25)	10	9,969
4.13%, 12/01/20	150	156,579
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	50,755
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	125	123,782
5.88%, 07/15/24 (Call 07/15/19)[b]	25	24,938
7.25%, 06/01/21 (Call 03/05/18)[b]	200	204,034
JM Smucker Co. (The)
3.50%, 03/15/25	230	232,675
Kellogg Co.
2.65%, 12/01/23	150	147,142
3.40%, 11/15/27 (Call 08/15/27)	50	48,770

Security	Principal (000s)	Value
4.00%, 12/15/20	$365	$378,330
4.50%, 04/01/46	75	78,385
Series B
7.45%, 04/01/31	51	67,094
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	26	29,849
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	250	250,102
3.00%, 06/01/26 (Call 03/01/26)	275	258,445
3.50%, 06/06/22	425	429,773
3.50%, 07/15/22 (Call 05/15/22)	50	50,544
3.95%, 07/15/25 (Call 04/15/25)	250	253,200
4.38%, 06/01/46 (Call 12/01/45)	645	630,288
4.88%, 02/15/25 (Call 02/15/20)[b]	85	89,409
5.00%, 07/15/35 (Call 01/15/35)	25	27,125
5.00%, 06/04/42	275	291,797
5.20%, 07/15/45 (Call 01/15/45)	235	255,497
5.38%, 02/10/20	50	52,588
7.13%, 08/01/39[b]	125	166,779
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	115	114,301
2.65%, 10/15/26 (Call 07/15/26)	150	137,773
3.70%, 08/01/27 (Call 05/01/27)	45	44,474
3.85%, 08/01/23 (Call 05/01/23)	100	102,854
4.45%, 02/01/47 (Call 08/01/46)[c]	100	99,848
5.15%, 08/01/43 (Call 02/01/43)	200	216,314
5.40%, 07/15/40 (Call 01/15/40)	25	27,663
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b]	50	50,701
4.88%, 11/01/26 (Call 11/01/21)[b]	100	101,845
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	100	99,036
4.20%, 08/15/47 (Call 02/15/47)	100	103,862
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	200	193,188
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	50	50,678
5.88%, 09/30/27 (Call 09/30/22)[b]	35	35,142
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 01/15/24 (Call 01/15/19)	50	52,900
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	135	132,076
5.50%, 03/01/25 (Call 03/01/20)[b]	85	87,446
5.63%, 01/15/28 (Call 12/01/22)[b]	50	49,904
5.75%, 03/01/27 (Call 03/01/22)[b]	150	150,238
Safeway Inc.
7.25%, 02/01/31	25	21,555
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 03/05/18)[b]	25	25,449
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[b]	30	29,372
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)[b]	245	246,080
SUPERVALU Inc.
6.75%, 06/01/21 (Call 03/05/18)	50	49,436
7.75%, 11/15/22 (Call 11/15/18)	50	49,466
Sysco Corp.
1.90%, 04/01/19	25	24,869
2.50%, 07/15/21 (Call 06/15/21)	50	49,459
2.60%, 10/01/20 (Call 09/01/20)	115	115,168

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.60%, 06/12/22	$25	$24,566
3.25%, 07/15/27 (Call 04/15/27)	25	24,524
3.30%, 07/15/26 (Call 04/15/26)	100	98,940
3.75%, 10/01/25 (Call 07/01/25)	50	51,393
4.50%, 04/01/46 (Call 10/01/45)	75	79,945
5.38%, 09/21/35	75	87,935
Tesco PLC
6.15%, 11/15/37[b]	100	108,483
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/05/18)	25	25,406
6.00%, 02/15/24 (Call 02/15/19)[b]	100	103,925
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	110	110,219
3.55%, 06/02/27 (Call 03/02/27)	90	89,689
4.50%, 06/15/22 (Call 03/15/22)	175	184,831
4.88%, 08/15/34 (Call 02/15/34)	390	433,867
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	50	52,271

		10,054,696
FOOD SERVICE — 0.01%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	50	50,515
5.00%, 04/01/25 (Call 04/01/20)[b]	100	103,245
5.00%, 02/01/28 (Call 02/01/23)[b]	100	101,590

		255,350
FOREST PRODUCTS & PAPER — 0.08%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	26	26,872
Clearwater Paper Corp.
5.38%, 02/01/25[b]	50	50,597
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	25	27,002
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	205,792
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	125	119,476
3.65%, 06/15/24 (Call 03/15/24)	275	280,593
3.80%, 01/15/26 (Call 10/15/25)	25	25,451
4.40%, 08/15/47 (Call 02/15/47)	275	284,872
4.80%, 06/15/44 (Call 12/15/43)	132	143,627
5.15%, 05/15/46 (Call 11/15/45)	5	5,676
7.30%, 11/15/39	175	240,611
Inversiones CMPC SA/Cayman Islands Branch
4.38%, 05/15/23 (Call 02/15/23)	200	207,702
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)[b]	50	50,615
PH Glatfelter Co.
5.38%, 10/15/20 (Call 03/05/18)	26	26,408
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 03/05/18)	50	51,801

		1,747,095

Security	Principal (000s)	Value
GAS — 0.20%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$75	$76,555
5.63%, 05/20/24 (Call 03/20/24)	50	52,251
5.75%, 05/20/27 (Call 02/20/27)	50	51,028
5.88%, 08/20/26 (Call 05/20/26)	50	51,987
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	24,438
4.13%, 10/15/44 (Call 04/15/44)	25	26,584
4.15%, 01/15/43 (Call 07/15/42)	25	26,642
5.50%, 06/15/41 (Call 12/15/40)	15	18,573
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)[b]	25	24,402
4.49%, 02/15/42[b]	100	109,296
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	75	76,555
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,034
4.60%, 12/15/44 (Call 06/15/44)	35	37,726
KeySpan Corp.
5.80%, 04/01/35	50	60,430
8.00%, 11/15/30	10	13,482
Korea Gas Corp.
3.88%, 02/12/24	400	408,636
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	49,987
3.95%, 09/15/27 (Call 06/15/27)	90	87,570
5.20%, 07/15/25 (Call 04/15/25)	50	53,154
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	50	49,986
6.88%, 10/15/21 (Call 03/05/18)	25	25,597
7.50%, 11/01/23 (Call 11/01/19)	50	52,281
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	185	184,478
3.95%, 03/30/48 (Call 09/30/47)	53	53,004
4.38%, 05/15/47 (Call 11/15/46)	16	17,054
4.80%, 02/15/44 (Call 08/15/43)	325	364,058
5.65%, 02/01/45 (Call 08/01/44)	295	364,118
5.95%, 06/15/41 (Call 12/15/40)	25	31,210
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	10	9,963
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24	200	214,114
Sempra Energy
1.63%, 10/07/19	100	98,477
2.40%, 02/01/20	25	24,916
3.25%, 06/15/27 (Call 03/15/27)	100	97,346
3.40%, 02/01/28 (Call 10/01/27)	35	34,293
3.55%, 06/15/24 (Call 03/15/24)	50	50,540
3.75%, 11/15/25 (Call 08/15/25)	100	101,162
3.80%, 02/01/38 (Call 08/01/37)	25	24,637
6.00%, 10/15/39	335	425,949
9.80%, 02/15/19	100	107,302
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	205	194,414
3.15%, 09/15/24 (Call 06/15/24)	10	10,022
3.20%, 06/15/25 (Call 03/15/25)	100	99,713
Southern Co. Gas Capital Corp.

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.45%, 10/01/23 (Call 08/01/23)	$25	$24,038
3.50%, 09/15/21 (Call 06/15/21)	25	25,301
Transportadora de Gas del Peru SA
4.25%, 04/30/28	200	206,294

		4,164,597
HAND & MACHINE TOOLS — 0.01%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 03/05/18)[b]	75	74,547
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	49,753
Stanley Black & Decker Inc. (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[e]	100	102,820

		227,120
HEALTH CARE — PRODUCTS — 0.48%
Abbott Laboratories
2.00%, 03/15/20	225	222,223
2.80%, 09/15/20 (Call 08/15/20)	50	50,099
2.90%, 11/30/21 (Call 10/30/21)	250	249,410
3.25%, 04/15/23 (Call 01/15/23)	35	35,026
3.40%, 11/30/23 (Call 09/30/23)	250	252,037
3.75%, 11/30/26 (Call 08/30/26)	168	169,866
3.88%, 09/15/25 (Call 06/15/25)	150	153,240
4.75%, 11/30/36 (Call 05/30/36)	291	323,394
4.90%, 11/30/46 (Call 05/30/46)	400	456,100
5.13%, 04/01/19	5	5,154
5.30%, 05/27/40	110	128,114
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[b]	85	85,882
9.00%, 10/01/25 (Call 10/01/20)[b]	200	198,014
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	88,614
3.50%, 08/15/46 (Call 02/15/46)	25	22,581
Becton Dickinson and Co.
2.68%, 12/15/19	295	294,817
2.89%, 06/06/22 (Call 05/06/22)	50	49,138
3.13%, 11/08/21	331	329,554
3.25%, 11/12/20	40	40,288
3.36%, 06/06/24 (Call 04/06/24)	50	49,194
3.70%, 06/06/27 (Call 03/06/27)	340	335,070
3.73%, 12/15/24 (Call 09/15/24)	100	100,209
4.67%, 06/06/47 (Call 12/06/46)	274	289,873
4.69%, 12/15/44 (Call 06/15/44)	50	53,242
4.88%, 05/15/44 (Call 11/15/43)	100	103,779
Boston Scientific Corp.
3.85%, 05/15/25	203	206,073
6.00%, 01/15/20	100	106,084
7.00%, 11/15/35	50	63,602
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	50	50,494
4.20%, 06/15/20	2	2,073

Security	Principal (000s)	Value
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	$50	$54,611
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	125	120,065
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	25,865
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	37	40,251
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)[b]	25	25,452
5.75%, 09/01/23 (Call 09/01/18)[b]	25	26,163
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[b]	100	100,030
5.25%, 07/15/22 (Call 02/15/18)[b]	50	51,956
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[b]	50	52,570
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/16/18)[b]	25	25,904
12.50%, 11/01/21 (Call 05/01/19)[b]	75	85,456
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	50	41,283
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 03/05/18)[b,c]	40	38,969
5.50%, 04/15/25 (Call 04/15/20)[b]	75	61,740
5.63%, 10/15/23 (Call 10/15/18)[b,c]	75	64,143
5.75%, 08/01/22 (Call 03/05/18)[b,c]	125	114,806
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	50	50,331
Medtronic Inc.
2.50%, 03/15/20	200	200,094
3.15%, 03/15/22	225	227,853
3.50%, 03/15/25	150	152,656
3.63%, 03/15/24 (Call 12/15/23)	75	77,284
4.38%, 03/15/35	635	698,259
4.50%, 03/15/42 (Call 09/15/41)	25	27,361
4.63%, 03/15/45	355	402,843
5.60%, 03/15/19	25	25,836
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[b]	75	74,911
Sotera Health Holdings LLC
6.50%, 05/15/23 (Call 05/15/18)[b]	100	104,316
St. Jude Medical LLC
3.25%, 04/15/23 (Call 01/15/23)	50	48,398
Stryker Corp.
2.00%, 03/08/19	38	37,767
2.63%, 03/15/21 (Call 02/15/21)	100	99,513
3.38%, 05/15/24 (Call 02/15/24)	50	50,573
3.38%, 11/01/25 (Call 08/01/25)	35	35,215
4.63%, 03/15/46 (Call 09/15/45)	455	504,654
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	49,787
4.88%, 06/01/26 (Call 06/01/21)	50	50,487
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,011
2.95%, 09/19/26 (Call 06/19/26)	170	162,110
3.00%, 04/15/23 (Call 02/15/23)	355	352,962
3.15%, 01/15/23 (Call 10/15/22)	100	100,453
3.30%, 02/15/22	20	20,207
3.65%, 12/15/25 (Call 09/15/25)	35	35,455
4.50%, 03/01/21	120	126,139

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/05/18)	$40	$40,304
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	299,085
3.15%, 04/01/22 (Call 02/01/22)	94	93,261
3.55%, 04/01/25 (Call 01/01/25)	200	196,822
4.25%, 08/15/35 (Call 02/15/35)	12	11,574
5.75%, 11/30/39	50	56,567

		9,880,596
HEALTH CARE — SERVICES — 0.84%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 03/05/18)	103	104,615
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	49,815
2.75%, 11/15/22 (Call 08/15/22)	200	195,954
2.80%, 06/15/23 (Call 04/15/23)	500	486,945
3.50%, 11/15/24 (Call 08/15/24)	275	275,657
3.88%, 08/15/47 (Call 02/15/47)	50	47,742
4.13%, 11/15/42 (Call 05/15/42)	150	148,132
4.50%, 05/15/42 (Call 11/15/41)	150	156,061
4.75%, 03/15/44 (Call 09/15/43)	100	108,633
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	23,861
Anthem Inc.
2.25%, 08/15/19	150	149,356
2.50%, 11/21/20	75	74,531
3.30%, 01/15/23	616	618,279
3.50%, 08/15/24 (Call 05/15/24)	75	75,607
3.65%, 12/01/27 (Call 09/01/27)	50	49,862
4.38%, 12/01/47 (Call 06/01/47)	59	61,566
4.63%, 05/15/42	195	209,249
4.65%, 01/15/43	150	161,278
4.65%, 08/15/44 (Call 02/15/44)	75	80,747
Ascension Health
3.95%, 11/15/46	200	206,014
4.85%, 11/15/53	25	28,618
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	25	25,975
4.75%, 01/15/25 (Call 01/15/20)	95	96,459
5.63%, 02/15/21 (Call 03/05/18)	80	82,204
6.13%, 02/15/24 (Call 02/15/19)	125	132,751
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/05/18)[c]	50	46,894
6.25%, 03/31/23 (Call 03/31/20)	265	244,992
6.88%, 02/01/22 (Call 03/05/18)[c]	275	195,594
7.13%, 07/15/20 (Call 03/05/18)[c]	75	65,485
8.00%, 11/15/19 (Call 03/05/18)[c]	200	187,384
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	500	478,160
3.25%, 04/15/25 (Call 01/15/25)	330	324,720
3.88%, 10/15/47 (Call 04/15/47)	417	397,989
4.00%, 02/15/22 (Call 11/15/21)	25	25,850
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	125	124,549
5.13%, 07/15/24 (Call 07/15/19)	150	151,056

Security	Principal (000s)	Value
5.75%, 08/15/22 (Call 03/05/18)	$50	$51,453
Duke University Health System Inc.
Series 2017
3.92%, 06/01/47 (Call 12/01/46)	50	51,126
Encompass Health Corp.
5.75%, 09/15/25 (Call 09/15/20)	50	51,888
Encompass Health Corp.
5.75%, 11/01/24 (Call 03/05/18)	125	127,302
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 03/05/18)[b]	45	44,874
5.63%, 07/15/22 (Call 03/05/18)	200	203,332
6.25%, 12/01/24 (Call 12/01/19)[b]	45	47,447
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	25	25,599
5.63%, 07/31/19[b]	75	78,049
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	107,356
HCA Healthcare Inc.
6.25%, 02/15/21	100	106,534
HCA Inc.
3.75%, 03/15/19	50	50,552
4.50%, 02/15/27 (Call 08/15/26)	125	124,627
4.75%, 05/01/23	275	285,433
5.00%, 03/15/24	150	156,249
5.25%, 04/15/25	125	131,036
5.25%, 06/15/26 (Call 12/15/25)	150	157,113
5.38%, 02/01/25	200	204,362
5.50%, 06/15/47 (Call 12/15/46)	200	203,604
5.88%, 03/15/22	45	48,344
5.88%, 05/01/23	100	107,205
5.88%, 02/15/26 (Call 08/15/25)	150	157,401
6.50%, 02/15/20	260	277,191
7.50%, 02/15/22	150	168,876
Humana Inc.
2.50%, 12/15/20	35	34,749
3.85%, 10/01/24 (Call 07/01/24)	25	25,523
4.63%, 12/01/42 (Call 06/01/42)	100	106,150
4.80%, 03/15/47 (Call 09/15/46)	50	54,682
4.95%, 10/01/44 (Call 04/01/44)	275	305,880
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	360	382,111
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 03/05/18)	25	25,318
8.00%, 01/15/20	50	53,405
8.75%, 01/15/23 (Call 03/05/18)[c]	75	79,701
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	300	300,495
3.60%, 09/01/27 (Call 06/01/27)	75	73,653
3.75%, 08/23/22 (Call 05/23/22)	25	25,551
4.70%, 02/01/45 (Call 08/01/44)	25	26,360
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	125	121,055
5.50%, 12/01/21 (Call 03/05/18)	50	50,956
5.88%, 12/01/23 (Call 12/01/18)	40	40,116
Magellan Health Inc.
4.40%, 09/22/24 (Call 07/22/24)	250	249,900
Mayo Clinic
Series 2013
4.00%, 11/15/47	25	25,156

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	$50	$51,131
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	100	101,997
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)[b]	40	40,083
5.38%, 11/15/22 (Call 08/15/22)	50	51,976
Mount Sinai Hospitals Group Inc.
Series 2017
3.98%, 07/01/48	23	22,586
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	80	85,898
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	15	14,994
Opal Acquisition Inc.
10.00%, 10/01/24 (Call 07/01/19)[b]	31	27,610
Partners Healthcare System Inc.
Series 2017
3.77%, 07/01/48 (Call 01/01/48)	30	29,263
Polaris Intermediate Corp. (9.25% PIK)
8.50%, 12/01/22 (Call 06/01/19)[b,d]	135	140,607
Providence St Joseph Health Obligated Group
Series I
3.74%, 10/01/47	200	189,390
Quest Diagnostics Inc.
2.70%, 04/01/19	47	47,071
3.50%, 03/30/25 (Call 12/30/24)	75	74,829
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	25	25,998
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[b]	75	78,962
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	400	382,612
Select Medical Corp.
6.38%, 06/01/21 (Call 03/05/18)	50	51,117
Stanford Health Care
Series 2018
3.80%, 11/15/48 (Call 05/15/48)	20	20,040
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)[b]	25	24,096
Tenet Healthcare Corp.
4.38%, 10/01/21	100	100,230
4.50%, 04/01/21	100	100,556
4.63%, 07/15/24 (Call 07/15/20)[b]	180	177,178
5.13%, 05/01/25 (Call 05/01/20)[b]	100	98,673
5.50%, 03/01/19	50	51,078
6.00%, 10/01/20	250	262,430
6.75%, 06/15/23[c]	100	98,609
6.88%, 11/15/31	25	21,869
7.00%, 08/01/25 (Call 08/01/20)[b,c]	100	98,525
7.50%, 01/01/22 (Call 01/01/19)[b]	100	106,076
8.13%, 04/01/22	300	309,777
UnitedHealth Group Inc.
1.63%, 03/15/19	25	24,797
1.70%, 02/15/19	25	24,874
1.95%, 10/15/20	140	137,798
2.38%, 10/15/22	45	43,893

Security	Principal (000s)	Value
2.70%, 07/15/20	$250	$251,127
2.75%, 02/15/23 (Call 11/15/22)	100	98,854
2.88%, 12/15/21	310	310,980
2.88%, 03/15/22 (Call 12/15/21)	125	125,232
2.88%, 03/15/23	75	74,524
2.95%, 10/15/27	40	38,784
3.35%, 07/15/22	165	168,127
3.38%, 04/15/27	50	50,209
3.45%, 01/15/27	100	101,034
3.75%, 07/15/25	625	645,781
3.75%, 10/15/47 (Call 04/15/47)	28	27,793
4.20%, 01/15/47 (Call 07/15/46)	9	9,571
4.25%, 03/15/43 (Call 09/15/42)	144	153,932
4.25%, 04/15/47 (Call 10/15/46)	302	325,707
4.38%, 03/15/42 (Call 09/15/41)	50	54,200
4.63%, 07/15/35	309	350,394
4.63%, 11/15/41 (Call 05/15/41)	25	27,801
4.75%, 07/15/45	219	253,365
5.80%, 03/15/36	25	31,818
6.88%, 02/15/38	125	177,230
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b]	25	25,996
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	115	120,257
West Street Merger Sub Inc.
6.38%, 09/01/25 (Call 09/01/20)[b]	65	65,781

		17,445,418
HOLDING COMPANIES — DIVERSIFIED — 0.27%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	200	198,402
3.88%, 01/15/20 (Call 12/15/19)	25	25,327
4.25%, 03/01/25 (Call 01/01/25)	25	24,694
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.13%, 05/26/25	400	402,156
FS Investment Corp.
4.00%, 07/15/19	25	25,197
HRG Group Inc.
7.75%, 01/15/22 (Call 03/05/18)	150	156,066
Huarong Finance II Co. Ltd.
2.75%, 06/03/19	200	198,114
3.63%, 11/22/21	200	199,608
4.50%, 01/16/20	200	203,438
4.88%, 11/22/26	200	202,808
5.50%, 01/16/25	400	424,260
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	200	211,580
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[b]	300	315,150
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22[b]	200	199,768
ICD Sukuk Co. Ltd.
5.00%, 02/01/27	200	206,562
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	217,814
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)	200	209,114
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	105	112,183

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
MDC-GMTN BV
2.75%, 05/11/23	$200	$194,398
Noble Group Ltd.
6.75%, 01/29/20[b]	100	54,625
Prospect Capital Corp.
5.00%, 07/15/19	85	87,136
Rongshi International Finance Ltd.
3.63%, 05/04/27	400	391,888
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	103,610
State Elite Global Ltd.
2.75%, 06/13/22	200	194,990
3.13%, 01/20/20	200	199,914
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24	600	581,844
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	243,847

		5,584,493
HOME BUILDERS — 0.17%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)[b]	35	35,115
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	50	52,244
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	15	15,532
5.88%, 10/15/27 (Call 10/15/22)[b,c]	50	49,874
6.75%, 03/15/25 (Call 03/15/20)	12	12,585
8.75%, 03/15/22 (Call 03/15/19)	60	65,674
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/05/18)[b]	25	25,467
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/05/18)[b]	50	51,986
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	105	110,254
CalAtlantic Group Inc.
5.00%, 06/15/27 (Call 12/15/26)	25	25,612
5.88%, 11/15/24 (Call 05/15/24)	75	81,824
8.38%, 05/15/18	50	50,794
8.38%, 01/15/21	50	56,953
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	55,742
6.88%, 05/15/22 (Call 03/05/18)	100	103,963
DR Horton Inc.
2.55%, 12/01/20	165	164,059
3.75%, 03/01/19 (Call 12/01/18)	210	211,888
4.00%, 02/15/20	25	25,634
5.75%, 08/15/23 (Call 05/15/23)	30	33,314
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	50	54,705
10.50%, 07/15/24 (Call 07/15/20)[b]	50	56,044
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,358
7.00%, 12/15/21 (Call 09/15/21)	50	55,033
8.00%, 03/15/20	25	27,339
Lennar Corp.

Security	Principal (000s)	Value
2.95%, 11/29/20 (Call 09/29/20)[b]	$50	$49,428
4.13%, 12/01/18 (Call 10/01/18)	61	61,638
4.13%, 01/15/22 (Call 10/15/21)	85	85,844
4.50%, 06/15/19 (Call 04/16/19)	25	25,454
4.50%, 11/15/19 (Call 08/15/19)	25	25,534
4.50%, 04/30/24 (Call 01/31/24)	50	50,560
4.75%, 05/30/25 (Call 02/28/25)	50	51,236
4.75%, 11/29/27 (Call 05/29/27)[b]	75	75,844
4.88%, 12/15/23 (Call 09/15/23)	100	103,720
M/I Homes Inc.
6.75%, 01/15/21 (Call 02/16/18)	50	51,673
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[b]	25	26,403
6.88%, 12/15/23 (Call 12/15/19)[b]	160	168,986
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	105,113
6.00%, 01/15/43 (Call 10/15/42)	25	24,538
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	25	24,958
6.00%, 06/01/25 (Call 03/01/25)	25	27,058
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	25	26,181
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	51,205
5.00%, 01/15/27 (Call 10/15/26)	100	103,798
5.50%, 03/01/26 (Call 12/01/25)	150	161,074
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	46,454
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/05/18)[b]	25	25,371
5.63%, 03/01/24 (Call 12/01/23)[b]	25	26,249
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	35	36,124
4.88%, 03/15/27 (Call 12/15/26)	150	155,934
5.88%, 02/15/22 (Call 11/15/21)	50	54,090
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	25	25,178
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	125	126,677
5.88%, 06/15/24	95	100,805
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	64	65,306
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[b]	25	25,828

		3,435,254
HOME FURNISHINGS — 0.01%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	100	97,703
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)	100	103,085
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	50	51,416

		252,204

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.05%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[b]	$80	$81,578
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	56	55,910
3.15%, 08/01/27 (Call 05/01/27)	125	120,564
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	97,493
Kimberly-Clark Corp.
1.40%, 02/15/19	85	84,408
2.65%, 03/01/25	200	193,188
3.20%, 07/30/46 (Call 01/30/46)	25	22,682
6.63%, 08/01/37	25	34,734
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	100	98,271
Prestige Brands Inc.
5.38%, 12/15/21 (Call 03/05/18)[b]	50	50,839
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	50	52,693
6.63%, 11/15/22 (Call 03/05/18)	50	51,964

		944,324
HOUSEWARES — 0.05%
American Greetings Corp.
7.88%, 02/15/25 (Call 02/15/20)[b]	50	53,309
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	95	95,389
3.85%, 04/01/23 (Call 02/01/23)	140	142,808
4.00%, 12/01/24 (Call 09/01/24)	35	35,544
4.20%, 04/01/26 (Call 01/01/26)	230	234,577
5.50%, 04/01/46 (Call 10/01/45)	295	339,412
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23 (Call 10/15/18)	100	105,725
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	75	78,379

		1,085,143
INSURANCE — 0.97%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)[b]	70	69,796
Aflac Inc.
3.63%, 06/15/23	25	25,701
3.63%, 11/15/24	300	307,575
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
8.25%, 08/01/23 (Call 08/01/18)[b]	25	26,430
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	49,558
5.50%, 11/15/20	5	5,289
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	125	132,611
4.50%, 06/15/43	155	171,176
5.55%, 05/09/35	32	38,704

Security	Principal (000s)	Value
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	$50	$51,210
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	450	448,533
3.30%, 03/01/21 (Call 02/01/21)	170	171,814
3.75%, 07/10/25 (Call 04/10/25)	200	202,004
3.88%, 01/15/35 (Call 07/15/34)	89	86,796
3.90%, 04/01/26 (Call 01/01/26)	575	583,958
4.13%, 02/15/24	215	223,230
4.38%, 01/15/55 (Call 07/15/54)	155	151,404
4.50%, 07/16/44 (Call 01/16/44)	410	425,523
4.70%, 07/10/35 (Call 01/10/35)	25	26,758
4.80%, 07/10/45 (Call 01/10/45)	125	135,147
4.88%, 06/01/22	625	668,581
6.25%, 05/01/36	100	124,927
Aon Corp.
5.00%, 09/30/20	200	211,192
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	55	55,296
3.88%, 12/15/25 (Call 09/15/25)	70	71,743
4.60%, 06/14/44 (Call 03/14/44)	25	26,620
4.75%, 05/15/45 (Call 11/15/44)	175	190,514
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	75	86,288
AssuredPartners Inc.
7.00%, 08/15/25 (Call 08/15/20)[b]	50	51,401
Athene Global Funding
3.00%, 07/01/22[b]	100	98,380
AXA SA
8.60%, 12/15/30	100	142,849
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	350	346,279
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	50	49,741
2.90%, 10/15/20	40	40,455
3.00%, 05/15/22	175	177,049
4.25%, 01/15/21	155	162,429
4.40%, 05/15/42	25	27,457
5.75%, 01/15/40	50	64,198
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	249,635
2.20%, 03/15/21 (Call 02/15/21)	102	100,922
2.75%, 03/15/23 (Call 01/15/23)	602	598,581
3.13%, 03/15/26 (Call 12/15/25)	435	429,632
3.75%, 08/15/21	200	207,706
4.50%, 02/11/43	250	279,460
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[b]	70	67,219
4.70%, 06/22/47 (Call 12/22/46)[b]	325	321,935
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	24,990
3.15%, 03/15/25	75	74,495
3.35%, 05/15/24	100	100,973
3.35%, 05/03/26 (Call 02/03/26)	125	125,132
4.35%, 11/03/45 (Call 05/03/45)	110	120,952
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	24,170
3.95%, 05/15/24 (Call 02/15/24)	25	25,517
4.50%, 03/01/26 (Call 12/01/25)	75	78,490
5.88%, 08/15/20	75	80,365

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	$25	$25,701
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	151,281
Farmers Exchange Capital II
(3 mo. LIBOR US + 3.744%)
6.15%, 11/01/53 (Call 11/01/33)[b,e]	250	282,587
Fidelity & Guaranty Life Holdings Inc.
6.38%, 04/01/21 (Call 03/05/18)[b]	9	9,191
Genworth Holdings Inc.
4.80%, 02/15/24	75	63,841
4.90%, 08/15/23	50	42,923
7.20%, 02/15/21	25	24,359
7.63%, 09/24/21	25	24,488
7.70%, 06/15/20[c]	25	25,080
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	107,898
5.50%, 03/30/20	150	158,872
6.63%, 03/30/40	100	134,877
HUB International Ltd.
7.88%, 10/01/21 (Call 03/05/18)[b]	150	155,946
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	99,527
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	25,182
Liberty Mutual Group Inc.
4.25%, 06/15/23[b]	75	77,816
4.85%, 08/01/44[b]	50	54,656
5.00%, 06/01/21[b]	450	476,496
7.80%, 03/07/87[b]	75	95,240
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	25,060
7.00%, 06/15/40	100	137,115
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	25	25,430
Manulife Financial Corp.
4.15%, 03/04/26	130	135,139
4.90%, 09/17/20	195	205,095
5.38%, 03/04/46	125	151,255
(5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[e]	150	149,043
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	25	24,327
4.30%, 11/01/47 (Call 05/01/47)	105	104,803
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	15	14,876
3.30%, 03/14/23 (Call 01/14/23)	250	251,322
3.75%, 03/14/26 (Call 12/14/25)	150	153,414
4.35%, 01/30/47 (Call 07/30/46)	25	26,992
5.88%, 08/01/33	25	30,454
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	23	36,977
MassMutual Global Funding II
1.95%, 09/22/20[b]	250	245,885
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	160	161,288
MetLife Inc.

Security	Principal (000s)	Value
3.00%, 03/01/25	$100	$98,254
3.05%, 12/15/22	15	14,965
3.60%, 04/10/24	50	50,983
3.60%, 11/13/25 (Call 08/13/25)	50	50,949
4.05%, 03/01/45	8	7,956
4.13%, 08/13/42	125	125,904
4.60%, 05/13/46 (Call 11/13/45)	184	199,270
4.72%, 12/15/44	275	304,664
4.75%, 02/08/21	230	243,519
5.88%, 02/06/41	100	126,175
6.40%, 12/15/66 (Call 12/15/31)	140	159,968
6.50%, 12/15/32	50	64,234
7.72%, 02/15/19	15	15,842
9.25%, 04/08/38 (Call 04/08/33)[b]	150	220,267
Series D
4.37%, 09/15/23	80	85,341
Metropolitan Life Global Funding I
2.40%, 01/08/21[b]	500	496,085
MGIC Investment Corp.
5.75%, 08/15/23	50	53,835
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	82,519
New York Life Global Funding
2.15%, 06/18/19[b]	250	249,067
2.35%, 07/14/26[b]	100	93,067
3.00%, 01/10/28[b]	150	145,534
Nippon Life Insurance Co.
(3 mo. LIBOR US + 4.240%)
5.00%, 10/18/42 (Call 10/18/22)[b,e]	200	209,954
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)[b]	30	29,521
6.06%, 03/30/40[b]	100	130,675
Nuveen Finance LLC
4.13%, 11/01/24[b]	175	181,781
Pacific Life Insurance Co.
(3 mo. LIBOR US + 2.796%)
4.30%, 10/24/67 (Call 10/24/47)[b,e]	100	97,869
Pacific LifeCorp
5.13%, 01/30/43[b]	50	54,732
Primerica Inc.
4.75%, 07/15/22	10	10,593
Principal Financial Group Inc.
(3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)[e]	225	229,777
Progressive Corp. (The)
2.45%, 01/15/27	50	46,732
3.70%, 01/26/45	100	97,983
4.13%, 04/15/47 (Call 10/15/46)	250	263,437
6.63%, 03/01/29	40	49,821
Prudential Financial Inc.
2.35%, 08/15/19	10	9,968
3.50%, 05/15/24	25	25,489
3.91%, 12/07/47 (Call 06/07/47)[b]	100	97,899
4.50%, 11/16/21	95	100,436
4.60%, 05/15/44	33	36,223
5.38%, 06/21/20	375	399,037
5.70%, 12/14/36	225	279,511
7.38%, 06/15/19	50	53,287
(3 mo. LIBOR US + 2.380%)
4.50%, 09/15/47 (Call 09/15/27)[e]	50	50,700

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[e]	$210	$225,914
(3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[e]	100	105,961
(3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[e]	175	190,270
(3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[e]	25	27,355
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	125,835
5.25%, 06/15/20	15	15,719
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	25	24,105
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21	200	195,260
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	50	50,504
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	10	13,757
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	74,594
4.00%, 05/30/47 (Call 11/30/46)	25	25,915
4.30%, 08/25/45 (Call 02/25/45)	50	53,728
4.60%, 08/01/43	50	56,470
5.35%, 11/01/40	100	123,172
5.90%, 06/02/19	50	52,255
6.25%, 06/15/37	51	67,611
Unum Group
5.75%, 08/15/42	25	30,391
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[b]	100	103,004
Voya Financial Inc.
3.65%, 06/15/26	75	74,650
5.70%, 07/15/43	85	102,759
(3 mo. LIBOR US + 2.084%)
4.70%, 01/23/48 (Call 01/23/28)[b,e]	25	24,687
(3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[e]	100	106,384
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	25	25,037
WR Berkley Corp.
7.38%, 09/15/19	100	107,061
XLIT Ltd.
5.50%, 03/31/45	75	79,207

		20,178,654
INTERNET — 0.39%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	715	713,506
3.60%, 11/28/24 (Call 08/28/24)[c]	400	404,316
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	725	667,551
3.38%, 02/25/24	255	263,117
3.63%, 05/19/21	360	373,115
Amazon.com Inc.
1.90%, 08/21/20[b]	225	221,877

Security	Principal (000s)	Value
2.40%, 02/22/23 (Call 01/22/23)[b]	$105	$102,289
2.50%, 11/29/22 (Call 08/29/22)	240	236,268
2.60%, 12/05/19 (Call 11/05/19)	50	50,271
2.80%, 08/22/24 (Call 06/22/24)[b]	125	122,679
3.15%, 08/22/27 (Call 05/22/27)[b]	150	146,743
3.30%, 12/05/21 (Call 10/05/21)	95	97,234
3.80%, 12/05/24 (Call 09/05/24)	50	52,050
3.88%, 08/22/37 (Call 02/22/37)[b]	40	41,111
4.05%, 08/22/47 (Call 02/22/47)[b]	275	284,718
4.25%, 08/22/57 (Call 02/22/57)[b]	50	52,742
4.80%, 12/05/34 (Call 06/05/34)	260	295,662
4.95%, 12/05/44 (Call 06/05/44)	25	29,465
5.20%, 12/03/25 (Call 09/03/25)	230	258,899
Baidu Inc.
2.75%, 06/09/19	200	199,722
3.63%, 07/06/27	200	194,116
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	100	97,890
3.55%, 03/15/28 (Call 12/15/27)	25	24,464
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	55	57,279
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	75	74,683
2.60%, 07/15/22 (Call 04/15/22)	45	43,993
2.75%, 01/30/23 (Call 12/30/22)	75	73,369
2.88%, 08/01/21 (Call 06/01/21)	125	124,904
3.45%, 08/01/24 (Call 05/01/24)	50	49,867
3.60%, 06/05/27 (Call 03/05/27)	375	366,945
3.80%, 03/09/22 (Call 02/09/22)	50	51,314
4.00%, 07/15/42 (Call 01/15/42)	25	22,794
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)	75	71,422
4.50%, 08/15/24 (Call 05/15/24)	25	25,833
5.00%, 02/15/26 (Call 11/15/25)	120	126,145
5.95%, 08/15/20	225	241,369
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[b]	50	50,372
Netflix Inc.
4.38%, 11/15/26	90	88,051
4.88%, 04/15/28[b]	140	138,767
5.50%, 02/15/22	25	26,444
5.75%, 03/01/24	125	132,991
5.88%, 02/15/25	70	74,928
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	75	75,715
4.20%, 09/15/20	75	76,809
5.00%, 04/15/25 (Call 04/15/20)[b]	100	101,827
Tencent Holdings Ltd.
2.88%, 02/11/20	200	200,664
3.80%, 02/11/25	200	203,466
TIBCO Software Inc.
11.38%, 12/01/21 (Call 03/05/18)[b]	50	54,522
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	75	76,764
4.75%, 07/15/27 (Call 07/15/22)	90	90,906
5.25%, 04/01/25 (Call 01/01/25)	75	79,430
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	220	223,487
6.00%, 04/01/23 (Call 04/01/18)	70	73,144

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
6.38%, 05/15/25 (Call 05/15/20)	$100	$104,917

		8,132,926
IRON & STEEL — 0.22%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	200	210,650
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	25	24,770
7.00%, 03/15/27 (Call 03/15/22)[c]	75	76,661
7.50%, 07/15/23 (Call 07/15/19)	65	70,086
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	25,661
7.88%, 08/15/23 (Call 05/15/23)	60	65,857
ArcelorMittal
5.13%, 06/01/20	50	52,212
5.75%, 08/05/20	25	26,395
6.00%, 03/01/21	25	26,820
6.13%, 06/01/25[c]	25	28,497
6.75%, 02/25/22	150	166,258
7.25%, 03/01/41	100	127,080
7.50%, 10/15/39	75	96,751
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[b,c]	50	54,442
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[b]	60	64,506
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,005
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b]	25	24,879
5.75%, 03/01/25 (Call 03/01/20)[b]	150	147,073
Commercial Metals Co.
5.38%, 07/15/27 (Call 07/15/22)	75	76,814
CSN Resources SA
6.50%, 07/21/20	100	96,608
Evraz Group SA
6.75%, 01/31/22	200	216,264
Gerdau Holdings Inc.
7.00%, 01/20/20	250	267,167
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[c,f]	150	162,178
Novolipetsk Steel via Steel Funding DAC
4.00%, 09/21/24	400	398,500
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	160	166,626
6.40%, 12/01/37	25	32,724
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22	200	217,500
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 03/05/18)[b]	110	114,385
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	150	148,996
5.00%, 12/15/26 (Call 12/15/21)	50	52,004
5.25%, 04/15/23 (Call 04/15/18)	100	102,656
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	100	104,992
7.38%, 04/01/20[c]	37	39,838

Security	Principal (000s)	Value
8.38%, 07/01/21 (Call 07/01/18)[b]	$20	$21,576
Vale Overseas Ltd.
4.38%, 01/11/22	450	466,141
6.88%, 11/21/36	150	188,457
6.88%, 11/10/39	150	189,450
8.25%, 01/17/34	125	168,282
Vale SA
5.63%, 09/11/42	51	57,483

		4,629,244
LEISURE TIME — 0.05%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 03/05/18)[b]	50	49,882
Carnival Corp.
3.95%, 10/15/20	190	196,407
Constellation Merger Sub Inc.
8.50%, 09/15/25 (Call 09/15/20)[b]	50	48,926
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	50,271
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[b]	50	51,577
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	225	218,198
5.25%, 11/15/22[c]	150	162,940
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	50,518
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (Call 02/01/20)[b]	25	26,901
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b]	75	75,189
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[b,l]	100	99,950

		1,030,759
LODGING — 0.16%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	75	80,410
6.88%, 05/15/23 (Call 05/15/18)	50	52,793
Choice Hotels International Inc.
5.75%, 07/01/22	50	54,661
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[b]	100	109,262
10.75%, 09/01/24 (Call 09/01/19)[b]	50	55,285
Gohl Capital Ltd.
4.25%, 01/24/27	800	805,696
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	25	24,906
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)	25	27,168
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	145	146,273
4.88%, 04/01/27 (Call 04/01/22)	50	50,976
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,129
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	50	52,629
10.25%, 11/15/22 (Call 11/15/19)[b]	50	55,726

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	$130	$130,675
3.13%, 02/15/23 (Call 11/15/22)	25	24,867
3.75%, 10/01/25 (Call 07/01/25)	25	25,273
Series R
3.13%, 06/15/26 (Call 03/15/26)	95	91,671
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	75	75,685
5.25%, 03/31/20	50	51,742
6.00%, 03/15/23	200	215,148
6.63%, 12/15/21	75	81,868
6.75%, 10/01/20	75	80,710
7.75%, 03/15/22	100	113,600
8.63%, 02/01/19	50	52,756
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/25 (Call 05/15/20)[b]	16	15,370
Wyndham Worldwide Corp.
4.15%, 04/01/24 (Call 02/01/24)	25	24,990
4.25%, 03/01/22 (Call 12/01/21)	145	146,286
4.50%, 04/01/27 (Call 01/01/27)	50	50,212
5.10%, 10/01/25 (Call 07/01/25)	110	114,716
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	50	49,856
5.25%, 05/15/27 (Call 02/15/27)[b]	100	99,109
5.50%, 03/01/25 (Call 12/01/24)[b]	225	227,461

		3,212,909
MACHINERY — 0.25%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	100	108,649
Briggs & Stratton Corp.
6.88%, 12/15/20	30	32,927
Caterpillar Financial Services Corp.
1.35%, 05/18/19	5	4,940
1.70%, 08/09/21	50	48,312
1.85%, 09/04/20	53	52,060
2.10%, 06/09/19	564	562,235
2.55%, 11/29/22	75	73,750
3.25%, 12/01/24	75	75,586
3.30%, 06/09/24	15	15,167
7.15%, 02/15/19	150	157,473
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	442	451,560
3.80%, 08/15/42	165	171,329
3.90%, 05/27/21	50	51,974
4.75%, 05/15/64 (Call 11/15/63)	100	116,416
5.20%, 05/27/41	25	30,990
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[b]	50	52,523
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[b]	75	84,802
CNH Industrial Capital LLC
3.38%, 07/15/19	100	100,753
3.88%, 10/15/21	75	76,422
4.38%, 11/06/20	190	196,188
4.38%, 04/05/22	145	149,588

Security	Principal (000s)	Value
4.88%, 04/01/21	$90	$94,369
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	30	29,776
4.50%, 08/15/23	115	119,823
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	20,820
4.88%, 10/01/43 (Call 04/01/43)	50	58,151
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	20	19,767
3.90%, 06/09/42 (Call 12/09/41)	230	242,967
John Deere Capital Corp.
1.25%, 10/09/19	200	196,394
1.95%, 03/04/19	30	29,897
1.95%, 06/22/20	10	9,883
2.15%, 09/08/22	50	48,373
2.30%, 09/16/19	106	105,936
2.35%, 01/08/21	35	34,761
2.55%, 01/08/21	25	24,966
2.65%, 01/06/22	207	206,027
2.70%, 01/06/23	25	24,711
2.80%, 03/04/21	75	75,351
2.80%, 01/27/23	50	49,609
2.80%, 03/06/23	260	258,019
2.80%, 09/08/27	100	96,462
3.15%, 10/15/21	25	25,418
3.35%, 06/12/24	10	10,145
3.90%, 07/12/21	50	51,929
JPW Industries Holding Corp.
9.00%, 10/01/24 (Call 10/01/20)[b]	50	52,486
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[b]	25	28,508
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	100	100,737
3.85%, 12/15/25 (Call 09/15/25)	50	50,959
SPX FLOW Inc.
5.88%, 08/15/26 (Call 08/15/21)[b]	25	26,252
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[b]	100	102,743
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	35	37,764
Vertiv Intermediate Holding Corp. (13.00% PIK)
12.00%, 02/15/22 (Call 02/15/19)[b,d]	50	54,070
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	175	167,568
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	25,522
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	45	44,110

		5,137,917
MANUFACTURING — 0.35%
3M Co.
1.63%, 06/15/19	25	24,792
2.00%, 06/26/22	245	237,821
2.25%, 03/15/23 (Call 02/15/23)	100	97,741
3.63%, 10/15/47 (Call 04/15/47)	25	24,924
3.88%, 06/15/44	100	103,008
5.70%, 03/15/37	25	32,485

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	$50	$51,197
Bombardier Inc.
6.00%, 10/15/22 (Call 03/05/18)[b]	75	75,022
6.13%, 01/15/23[b]	175	176,946
7.50%, 12/01/24 (Call 12/01/20)[b]	100	105,111
7.50%, 03/15/25 (Call 03/15/20)[b]	150	156,049
7.75%, 03/15/20[b]	50	53,916
8.75%, 12/01/21[b]	125	139,346
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	50	50,683
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 03/05/18)[b]	27	26,374
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	99,342
5.38%, 03/01/41 (Call 12/01/40)	50	59,892
Eaton Corp.
2.75%, 11/02/22	175	173,138
3.10%, 09/15/27 (Call 06/15/27)	50	48,092
4.00%, 11/02/32	105	106,748
4.15%, 11/02/42	200	204,186
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)[b]	30	29,909
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 02/16/18)[b]	75	76,781
General Electric Co.
2.70%, 10/09/22	750	736,005
3.10%, 01/09/23	35	34,777
3.15%, 09/07/22	25	24,972
3.38%, 03/11/24	75	74,914
3.45%, 05/15/24 (Call 02/13/24)	101	101,441
4.13%, 10/09/42	300	296,877
4.38%, 09/16/20	25	25,995
4.50%, 03/11/44	300	313,992
4.63%, 01/07/21	50	52,392
4.65%, 10/17/21	185	195,347
5.50%, 01/08/20	75	78,901
5.88%, 01/14/38	525	640,495
6.00%, 08/07/19	25	26,283
6.15%, 08/07/37	25	31,346
6.88%, 01/10/39	170	231,555
Series A
5.55%, 05/04/20	201	213,158
6.75%, 03/15/32	201	259,666
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	21	21,671
3.90%, 09/01/42 (Call 03/01/42)	304	318,306
4.88%, 09/15/41 (Call 03/15/41)	10	11,792
6.25%, 04/01/19	54	56,377
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	100	105,124
LSB Industries Inc.
8.50%, 08/01/19 (Call 03/05/18)[k]	100	100,254
Pall Corp.
5.00%, 06/15/20	100	105,628
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	75	74,045

Security	Principal (000s)	Value
Siemens Financieringsmaatschappij NV
2.90%, 05/27/22[b]	$250	$250,552
3.25%, 05/27/25[b]	250	249,755
4.20%, 03/16/47[b]	250	268,262
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	50	48,620
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	200	200,278

		7,302,283
MEDIA — 1.38%
21st Century Fox America Inc.
3.00%, 09/15/22	100	100,336
3.38%, 11/15/26 (Call 08/15/26)	100	100,092
3.70%, 10/15/25 (Call 07/15/25)	175	179,674
4.00%, 10/01/23	125	130,281
4.50%, 02/15/21	50	52,785
4.75%, 11/15/46 (Call 05/15/46)	100	114,016
5.40%, 10/01/43	50	60,976
5.65%, 08/15/20	3	3,216
6.15%, 03/01/37	175	224,537
6.15%, 02/15/41	265	349,387
6.55%, 03/15/33	90	116,595
6.65%, 11/15/37	25	34,050
7.75%, 12/01/45	85	132,955
Altice Financing SA
6.63%, 02/15/23 (Call 03/05/18)[b]	200	202,828
7.50%, 05/15/26 (Call 05/15/21)[b]	200	208,020
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b,c]	200	182,980
7.75%, 05/15/22 (Call 03/05/18)[b]	200	191,862
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	200	204,954
5.50%, 05/15/26 (Call 05/15/21)[b]	200	204,258
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/05/18)	50	50,970
4.75%, 08/01/25 (Call 08/01/21)	155	154,811
5.00%, 04/01/24 (Call 04/01/20)	75	75,962
Block Communications Inc.
6.88%, 02/15/25 (Call 02/15/20)[b]	21	21,891
Cablevision Systems Corp.
5.88%, 09/15/22[c]	29	29,277
8.00%, 04/15/20	50	53,811
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,851
2.50%, 02/15/23 (Call 01/15/23)	250	240,457
2.90%, 06/01/23 (Call 05/01/23)[b]	250	243,690
2.90%, 01/15/27 (Call 10/15/26)	200	185,232
3.38%, 03/01/22 (Call 12/01/21)	250	252,952
3.38%, 02/15/28 (Call 11/15/27)	69	65,422
3.50%, 01/15/25 (Call 10/15/24)	125	123,916
3.70%, 06/01/28 (Call 03/01/28)[b]	25	24,330
4.00%, 01/15/26 (Call 10/15/25)	80	81,053
4.85%, 07/01/42 (Call 01/01/42)	99	102,339
4.90%, 08/15/44 (Call 02/15/44)	250	261,230
7.88%, 07/30/30	50	66,702
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[b,c]	100	104,996
CCO Holdings LLC/CCO Holdings Capital Corp.

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.00%, 03/01/23 (Call 11/01/19)[b,c]	$75	$73,781
5.00%, 02/01/28 (Call 08/01/22)[b]	200	193,240
5.13%, 02/15/23 (Call 03/05/18)	80	81,406
5.13%, 05/01/23 (Call 05/01/18)[b]	75	76,334
5.13%, 05/01/27 (Call 05/01/22)[b]	250	243,967
5.25%, 09/30/22 (Call 03/05/18)	75	76,785
5.38%, 05/01/25 (Call 05/01/20)[b]	50	50,840
5.50%, 05/01/26 (Call 05/01/21)[b]	125	126,909
5.75%, 09/01/23 (Call 03/05/18)	100	102,681
5.75%, 01/15/24 (Call 07/15/18)	125	128,950
5.75%, 02/15/26 (Call 02/15/21)[b]	275	285,070
5.88%, 04/01/24 (Call 04/01/19)[b]	75	78,230
5.88%, 05/01/27 (Call 05/01/21)[b]	190	195,744
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[b]	75	71,059
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/05/18)[b]	100	100,421
6.38%, 09/15/20 (Call 03/05/18)[b]	85	86,239
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	200	202,650
3.75%, 02/15/28 (Call 11/15/27)	31	29,317
4.20%, 03/15/28 (Call 12/15/27)	299	293,238
4.46%, 07/23/22 (Call 05/23/22)	220	227,630
4.91%, 07/23/25 (Call 04/23/25)	525	548,389
5.38%, 05/01/47 (Call 11/01/46)[b]	25	25,812
5.38%, 05/01/47 (Call 11/01/46)	25	25,812
6.38%, 10/23/35 (Call 04/23/35)	250	290,307
6.48%, 10/23/45 (Call 04/23/45)	405	473,307
6.83%, 10/23/55 (Call 04/23/55)	100	121,288
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	100	102,855
Series B
7.63%, 03/15/20 (Call 03/05/18)	75	74,424
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	47,874
2.35%, 01/15/27 (Call 10/15/26)	230	210,657
2.75%, 03/01/23 (Call 02/01/23)	25	24,763
2.85%, 01/15/23	125	124,545
3.00%, 02/01/24 (Call 01/01/24)	50	49,604
3.13%, 07/15/22	53	53,610
3.15%, 03/01/26 (Call 12/01/25)	125	123,029
3.15%, 02/15/28 (Call 11/15/27)	84	81,355
3.20%, 07/15/36 (Call 01/15/36)	35	32,528
3.30%, 02/01/27 (Call 11/01/26)	25	24,691
3.38%, 02/15/25 (Call 11/15/24)	150	150,930
3.38%, 08/15/25 (Call 05/15/25)	225	225,864
3.40%, 07/15/46 (Call 01/15/46)	120	109,338
3.60%, 03/01/24	118	120,833
3.97%, 11/01/47 (Call 05/01/47)	144	143,338
4.00%, 08/15/47 (Call 02/15/47)	25	25,219
4.00%, 11/01/49 (Call 05/01/49)	345	343,806
4.05%, 11/01/52 (Call 05/01/52)	40	39,828
4.20%, 08/15/34 (Call 02/15/34)	140	146,343
4.25%, 01/15/33	345	363,444
4.40%, 08/15/35 (Call 02/15/35)	175	187,070
4.50%, 01/15/43	100	107,474
4.60%, 08/15/45 (Call 02/15/45)	150	163,929

Security	Principal (000s)	Value
4.65%, 07/15/42	$50	$54,883
4.75%, 03/01/44	175	195,499
5.15%, 03/01/20	200	211,010
5.70%, 07/01/19	50	52,295
6.45%, 03/15/37	1	1,329
6.50%, 11/15/35	162	214,937
Cox Communications Inc.
3.25%, 12/15/22[b]	250	249,012
3.35%, 09/15/26 (Call 06/15/26)[b]	100	96,656
4.70%, 12/15/42[b]	100	96,055
CSC Holdings LLC
5.25%, 06/01/24	100	97,462
5.38%, 02/01/28 (Call 02/01/23)[b]	200	199,498
6.75%, 11/15/21	75	80,373
10.13%, 01/15/23 (Call 01/15/19)[b]	200	225,644
10.88%, 10/15/25 (Call 10/15/20)[b]	350	417,035
Discovery Communications LLC
2.20%, 09/20/19	203	201,447
2.95%, 03/20/23 (Call 02/20/23)	25	24,432
3.30%, 05/15/22	150	150,265
3.95%, 03/20/28 (Call 12/20/27)	193	188,366
4.88%, 04/01/43	120	118,052
4.90%, 03/11/26 (Call 12/11/25)	25	26,367
4.95%, 05/15/42	35	34,583
5.00%, 09/20/37 (Call 03/20/37)	35	35,842
5.20%, 09/20/47 (Call 03/20/47)	95	97,310
DISH DBS Corp.
4.25%, 04/01/18	75	75,173
5.00%, 03/15/23	139	130,534
5.13%, 05/01/20	100	101,777
5.88%, 07/15/22	150	149,581
5.88%, 11/15/24	225	213,583
7.75%, 07/01/26	175	180,162
7.88%, 09/01/19	150	159,972
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b]	50	50,233
5.88%, 07/15/26 (Call 07/15/21)[b]	50	51,428
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	197,088
6.63%, 03/18/25	185	214,609
6.63%, 01/15/40	25	29,931
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/05/18)	50	38,162
9.00%, 03/01/21 (Call 03/05/18)	50	36,593
9.00%, 09/15/22 (Call 03/05/18)	50	36,743
10.63%, 03/15/23 (Call 03/15/18)	25	18,347
11.25%, 03/01/21 (Call 03/05/18)[b]	25	18,125
LBI Media Inc.
10.00%, 04/15/19 (Call 03/08/18)[b]	33	32,650
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[b]	25	26,011
Liberty Interactive LLC
8.25%, 02/01/30	25	27,508
LIN Television Corp.
5.88%, 11/15/22 (Call 02/12/18)	100	103,369
McClatchy Co. (The)
9.00%, 12/15/22 (Call 03/05/18)[c]	42	43,738
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.88%, 05/15/24 (Call 05/15/19)[b]	50	49,126

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.38%, 04/01/23 (Call 04/01/18)	$25	$25,682
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[b]	125	128,066
MHGE Parent LLC/MHGE Parent Finance Inc. (9.25% PIK)
8.50%, 08/01/19 (Call 03/05/18)[b,d]	72	71,796
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[b]	35	37,200
NBCUniversal Media LLC
2.88%, 01/15/23	250	249,502
4.38%, 04/01/21	295	310,467
4.45%, 01/15/43	75	79,835
5.15%, 04/30/20	470	497,514
5.95%, 04/01/41	160	205,155
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b]	80	82,606
6.13%, 02/15/22 (Call 02/15/18)[b]	28	28,857
Quebecor Media Inc.
5.75%, 01/15/23	50	52,914
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[b]	40	39,032
6.88%, 02/15/23 (Call 02/15/20)[b]	35	35,258
Salem Media Group Inc.
6.75%, 06/01/24 (Call 06/01/20)[b]	14	13,732
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	49,753
3.90%, 11/15/24 (Call 08/15/24)	25	25,013
SFR Group SA
6.00%, 05/15/22 (Call 03/05/18)[b]	400	390,816
7.38%, 05/01/26 (Call 05/01/21)[b]	400	394,056
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b,c]	100	99,924
5.63%, 08/01/24 (Call 08/01/19)[b,c]	25	25,727
6.13%, 10/01/22 (Call 02/16/18)	75	77,266
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[b]	35	34,900
4.63%, 05/15/23 (Call 05/15/18)[b]	25	25,305
5.00%, 08/01/27 (Call 08/01/22)[b]	170	169,034
5.38%, 04/15/25 (Call 04/15/20)[b]	50	51,631
5.38%, 07/15/26 (Call 07/15/21)[b]	75	76,732
6.00%, 07/15/24 (Call 07/15/19)[b]	198	207,229
TEGNA Inc.
5.13%, 10/15/19 (Call 03/05/18)	13	13,160
5.13%, 07/15/20 (Call 03/05/18)	50	50,854
5.50%, 09/15/24 (Call 09/15/19)[b]	100	104,791
6.38%, 10/15/23 (Call 10/15/18)	125	130,897
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[b]	200	196,536
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	24,348
3.85%, 09/29/24 (Call 06/29/24)	100	101,763
4.30%, 11/23/23 (Call 08/23/23)	120	125,672
4.70%, 10/15/19	25	25,838
5.65%, 11/23/43 (Call 05/23/43)	75	88,758
5.85%, 04/15/40	25	29,585
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	76,597

Security	Principal (000s)	Value
4.50%, 09/15/42 (Call 03/15/42)	$178	$164,177
5.00%, 02/01/20	125	129,797
5.50%, 09/01/41 (Call 03/01/41)	100	103,687
5.88%, 11/15/40 (Call 05/15/40)	121	131,302
6.55%, 05/01/37	90	105,887
6.75%, 06/15/39	150	178,300
7.30%, 07/01/38	73	91,346
8.25%, 04/01/19	328	348,621
8.75%, 02/14/19	100	106,050
Time Warner Entertainment Co. LP
8.38%, 03/15/23	160	192,882
8.38%, 07/15/33	26	35,286
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	50	46,461
3.40%, 06/15/22	25	25,190
3.55%, 06/01/24 (Call 03/01/24)	125	125,110
3.60%, 07/15/25 (Call 04/15/25)	150	148,176
3.80%, 02/15/27 (Call 11/15/26)	375	369,802
3.88%, 01/15/26 (Call 10/15/25)	100	99,505
4.65%, 06/01/44 (Call 12/01/43)	200	201,600
4.70%, 01/15/21	105	110,410
4.75%, 03/29/21	200	210,982
4.85%, 07/15/45 (Call 01/15/45)	125	130,611
4.88%, 03/15/20	125	130,635
4.90%, 06/15/42	60	62,468
6.25%, 03/29/41	125	154,140
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	90	93,028
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	175	174,261
5.13%, 02/15/25 (Call 02/15/20)[b]	175	169,752
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[b]	200	192,332
Urban One Inc.
7.38%, 04/15/22 (Call 04/15/18)[b]	25	25,630
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	25	25,217
4.38%, 03/15/43	125	115,004
5.25%, 04/01/44 (Call 10/01/43)	100	102,833
5.63%, 09/15/19	3	3,129
5.85%, 09/01/43 (Call 03/01/43)	22	24,405
6.88%, 04/30/36	189	224,328
(3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[c,e]	100	101,340
(3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[e]	50	51,518
Videotron Ltd.
5.00%, 07/15/22	25	26,106
5.13%, 04/15/27 (Call 04/15/22)[b]	35	36,276
5.38%, 06/15/24 (Call 03/15/24)[b]	50	53,375
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	250	251,962
6.00%, 10/15/24 (Call 10/15/19)[b]	200	204,712
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[c]	200	210,270
Walt Disney Co. (The)
1.85%, 05/30/19	75	74,636
1.85%, 07/30/26	60	54,064
2.15%, 09/17/20	100	99,269
2.75%, 08/16/21	50	50,285

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.95%, 06/15/27[c]	$25	$24,422
3.00%, 02/13/26	25	24,755
3.15%, 09/17/25	165	165,338
4.13%, 06/01/44	375	400,939
4.38%, 08/16/41	45	49,136
7.00%, 03/01/32	25	34,143
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[b]	150	147,612
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	148,912

		28,537,461
METAL FABRICATE & HARDWARE — 0.04%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (Call 12/15/19)[b]	75	78,858
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	150	154,422
6.25%, 08/15/24 (Call 08/15/19)[b]	100	104,835
Park-Ohio Industries Inc.
6.63%, 04/15/27 (Call 04/15/22)	25	26,862
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	95	94,732
2.50%, 01/15/23 (Call 10/15/22)	100	98,348
3.25%, 06/15/25 (Call 03/15/25)	210	211,396

		769,453
MINING — 0.60%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	221,520
Aleris International Inc.
7.88%, 11/01/20 (Call 03/05/18)	75	75,034
9.50%, 04/01/21 (Call 04/01/18)[b]	45	47,620
Anglo American Capital PLC
4.13%, 09/27/22[b]	200	205,068
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	259,760
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	100	98,667
Barrick Gold Corp.
3.85%, 04/01/22	50	51,655
5.25%, 04/01/42	125	144,571
Barrick North America Finance LLC
4.40%, 05/30/21	25	26,313
5.70%, 05/30/41	300	364,923
5.75%, 05/01/43	195	240,858
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	171,315
5.00%, 09/30/43	371	448,984
6.42%, 03/01/26	100	120,231
6.50%, 04/01/19	25	26,191
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21	200	198,306
Coeur Mining Inc.
5.88%, 06/01/24 (Call 06/01/20)	50	49,763

Security	Principal (000s)	Value
Constellium NV
5.88%, 02/15/26 (Call 11/15/20)[b]	$250	$254,117
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)[f]	200	197,422
4.50%, 08/13/23	200	211,062
4.50%, 09/16/25[f]	400	424,080
4.50%, 08/01/47 (Call 02/01/47)[f]	250	263,295
5.63%, 10/18/43[f]	200	243,428
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 03/05/18)[b]	50	49,193
First Quantum Minerals Ltd.
7.50%, 04/01/25 (Call 04/01/20)	600	642,564
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[b]	150	152,196
5.13%, 05/15/24 (Call 02/15/24)[b]	50	50,819
9.75%, 03/01/22 (Call 03/05/18)[b]	125	137,822
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,975
3.10%, 03/15/20	50	50,000
3.55%, 03/01/22 (Call 12/01/21)	150	148,521
3.88%, 03/15/23 (Call 12/15/22)	130	129,146
4.00%, 11/14/21	50	50,489
4.55%, 11/14/24 (Call 08/14/24)[c]	75	76,214
5.40%, 11/14/34 (Call 05/14/34)	100	104,081
5.45%, 03/15/43 (Call 09/15/42)	150	153,789
6.88%, 02/15/23 (Call 02/15/20)	35	38,297
Glencore Finance Canada Ltd.
4.25%, 10/25/22[b]	75	77,852
5.55%, 10/25/42[b]	50	55,457
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)[b]	150	147,598
3.88%, 10/27/27 (Call 07/27/27)[b]	150	146,985
4.00%, 04/16/25[b]	100	100,540
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	490	497,252
Hecla Mining Co.
6.88%, 05/01/21 (Call 03/05/18)	25	25,625
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	30	32,991
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	50	52,128
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	23,250
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	75	84,992
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[b]	105	105,756
5.95%, 03/15/24 (Call 12/15/23)	100	109,618
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[b]	50	53,496
Minmetals Bounteous Finance BVI Ltd.
4.20%, 07/27/26	400	400,852
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23	250	250,937
5.55%, 10/28/20	200	211,250
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[b]	50	49,937
New Gold Inc.
6.25%, 11/15/22 (Call 03/05/18)[b]	25	25,648
6.38%, 05/15/25 (Call 05/15/20)[b]	50	52,972

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)[b]	$70	$69,018
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	191	193,244
4.88%, 03/15/42 (Call 09/15/41)	150	164,742
6.25%, 10/01/39	275	349,563
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[b]	125	129,187
Polyus Finance PLC
5.25%, 02/07/23	200	206,298
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	62,705
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	310	319,551
3.75%, 06/15/25 (Call 03/15/25)	365	376,238
5.20%, 11/02/40	325	392,603
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	301	300,561
4.13%, 08/21/42 (Call 02/21/42)	100	106,540
Southern Copper Corp.
3.50%, 11/08/22	25	25,523
5.25%, 11/08/42	75	84,937
5.38%, 04/16/20	2	2,118
5.88%, 04/23/45	150	184,120
6.75%, 04/16/40	75	99,229
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	25	24,986
4.50%, 01/15/21 (Call 10/15/20)	55	56,309
4.75%, 01/15/22 (Call 10/15/21)	75	77,621
5.40%, 02/01/43 (Call 08/01/42)	50	51,310
6.13%, 10/01/35	150	168,067
6.25%, 07/15/41 (Call 01/15/41)	45	51,955
8.50%, 06/01/24 (Call 06/01/19)[b]	100	112,770
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[b]	75	74,794

		12,366,414
OFFICE & BUSINESS EQUIPMENT — 0.03%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/05/18)	25	25,630
5.00%, 09/01/25 (Call 03/01/20)	55	56,029
5.50%, 12/01/24 (Call 06/01/24)	50	54,051
Pitney Bowes Inc.
3.63%, 09/15/20	25	24,916
3.63%, 10/01/21 (Call 09/01/21)	50	47,922
4.63%, 03/15/24 (Call 12/15/23)[c]	70	66,644
4.70%, 04/01/23 (Call 03/01/23)	50	47,605
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	86	85,035
4.07%, 03/17/22	125	127,102
4.50%, 05/15/21	100	104,395
6.75%, 12/15/39	75	83,672

		723,001

Security	Principal (000s)	Value
OIL & GAS — 2.93%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)	$30	$32,990
Anadarko Finance Co.
7.50%, 05/01/31	56	71,963
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	149,025
4.85%, 03/15/21 (Call 02/15/21)	150	157,893
5.55%, 03/15/26 (Call 12/15/25)[c]	100	111,482
6.20%, 03/15/40	35	42,759
6.45%, 09/15/36	275	341,971
6.60%, 03/15/46 (Call 09/15/45)	40	52,180
6.95%, 06/15/19	25	26,370
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	60	63,982
5.13%, 12/15/26 (Call 09/15/26)	75	81,612
5.38%, 10/01/22 (Call 03/05/18)	100	102,974
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	50	51,233
5.13%, 12/01/22 (Call 03/05/18)	84	85,756
5.63%, 06/01/23 (Call 06/01/18)	100	103,583
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	236	236,661
4.25%, 01/15/44 (Call 07/15/43)	70	68,308
4.75%, 04/15/43 (Call 10/15/42)	103	107,251
5.10%, 09/01/40 (Call 03/01/40)	505	545,264
6.00%, 01/15/37	100	118,880
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	125	137,996
Baytex Energy Corp.
5.13%, 06/01/21 (Call 03/05/18)[b]	50	48,647
5.63%, 06/01/24 (Call 06/01/19)[b]	50	47,090
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	208,026
Bill Barrett Corp.
8.75%, 06/15/25 (Call 06/15/20)	25	27,462
BP Capital Markets PLC
1.68%, 05/03/19	15	14,890
1.77%, 09/19/19	50	49,518
2.11%, 09/16/21 (Call 08/16/21)	377	369,603
2.24%, 05/10/19	150	149,850
2.32%, 02/13/20	100	99,755
2.50%, 11/06/22	75	73,774
2.52%, 01/15/20	25	25,043
2.52%, 09/19/22 (Call 08/19/22)	50	49,278
2.75%, 05/10/23	150	148,858
3.02%, 01/16/27 (Call 10/16/26)	100	97,698
3.06%, 03/17/22	110	111,147
3.12%, 05/04/26 (Call 02/04/26)	75	74,053
3.22%, 11/28/23 (Call 09/28/23)	25	25,237
3.22%, 04/14/24 (Call 02/14/24)	100	100,695
3.25%, 05/06/22	125	127,202
3.28%, 09/19/27 (Call 06/19/27)	300	296,370
3.51%, 03/17/25	300	306,714
3.54%, 11/04/24	225	230,366
3.56%, 11/01/21	150	154,378
3.59%, 04/14/27 (Call 01/14/27)	150	152,482
3.72%, 11/28/28 (Call 08/28/28)	270	277,266

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF
January 31, 2018

Security	Principal (000s)	Value
4.50%, 10/01/20	$152	$159,518
4.74%, 03/11/21	50	53,071
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	200	202,952
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	211	177,767
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	25	25,924
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/05/18)	100	100,264
7.63%, 01/15/22 (Call 03/05/18)	50	50,761
7.75%, 04/15/23 (Call 04/15/18)	50	51,286
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	225	221,713
3.45%, 11/15/21 (Call 08/15/21)	100	101,733
3.85%, 06/01/27 (Call 03/01/27)	125	125,710
4.95%, 06/01/47 (Call 12/01/46)	25	27,583
6.75%, 02/01/39	250	324,340
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[c]	100	103,278
7.50%, 09/15/20 (Call 03/05/18)	19	19,388
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	150	147,301
4.25%, 04/15/27 (Call 01/15/27)[c]	75	74,557
4.45%, 09/15/42 (Call 03/15/42)	50	46,692
5.70%, 10/15/19	345	360,149
6.75%, 11/15/39	335	403,092
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)[b]	25	25,391
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/05/18)[c]	50	47,768
6.13%, 02/15/21[c]	50	51,391
8.00%, 12/15/22 (Call 12/15/18)[b,c]	111	119,050
8.00%, 01/15/25 (Call 01/15/20)[b,c]	185	186,915
8.00%, 06/15/27 (Call 06/15/22)[b,c]	85	84,390
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	290	287,373
2.10%, 05/16/21 (Call 04/15/21)	75	73,788
2.36%, 12/05/22 (Call 09/05/22)	375	366,709
2.42%, 11/17/20 (Call 10/17/20)	100	99,943
2.43%, 06/24/20 (Call 05/24/20)	100	100,033
2.50%, 03/03/22 (Call 02/03/22)	150	148,500
2.57%, 05/16/23 (Call 03/16/23)	25	24,597
2.90%, 03/03/24 (Call 01/03/24)	50	49,583
2.95%, 05/16/26 (Call 02/16/26)	45	44,024
3.19%, 06/24/23 (Call 03/24/23)	50	50,583
3.33%, 11/17/25 (Call 08/17/25)	150	151,683
4.95%, 03/03/19	254	261,435
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	450	454,522
Citgo Holding Inc.
10.75%, 02/15/20	100	107,226
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/05/18)[b]	25	25,194
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[f]	400	418,948
CNOOC Finance 2013 Ltd.

Security	Principal (000s)	Value
1.75%, 05/09/18	$200	$199,940
3.00%, 05/09/23	200	195,106
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	199,588
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	197,864
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	206,452
4.88%, 04/30/44	200	220,656
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	200	205,254
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/05/18)	125	128,556
8.00%, 04/01/23 (Call 04/01/18)	50	53,175
Comstock Resources Inc. (12.25% PIK)
10.00%, 03/15/20 (Call 03/05/18)[d]	100	103,554
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	50	49,669
4.38%, 01/15/25 (Call 01/15/20)	195	202,100
4.88%, 10/01/47 (Call 04/01/47)	58	63,159
ConocoPhillips
6.50%, 02/01/39	245	338,426
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	50	49,112
3.35%, 11/15/24 (Call 08/15/24)	75	76,294
3.35%, 05/15/25 (Call 02/15/25)[c]	100	101,055
4.15%, 11/15/34 (Call 05/15/34)	100	105,795
4.30%, 11/15/44 (Call 05/15/44)	125	135,416
4.95%, 03/15/26 (Call 12/15/25)	145	161,426
5.95%, 03/15/46 (Call 09/15/45)	25	33,512
ConocoPhillips Holding Co.
6.95%, 04/15/29	223	289,050
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	125	122,537
4.38%, 01/15/28 (Call 10/15/27)[b]	80	79,462
4.50%, 04/15/23 (Call 01/15/23)	100	100,943
4.90%, 06/01/44 (Call 12/01/43)	75	75,054
5.00%, 09/15/22 (Call 03/05/18)	300	304,521
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[b]	40	42,254
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[b]	125	126,345
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 03/05/18)	50	51,476
Delek Logistics Partners LP
6.75%, 05/15/25 (Call 05/15/20)[b]	6	6,067
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	75	76,898
9.25%, 03/31/22 (Call 03/31/19)[b]	52	53,457
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	365	367,639
4.75%, 05/15/42 (Call 11/15/41)	133	142,361
5.00%, 06/15/45 (Call 12/15/44)	55	61,470
5.60%, 07/15/41 (Call 01/15/41)	83	98,025
7.95%, 04/15/32	104	142,958
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	50	38,250
5.70%, 10/15/39	50	43,247
7.88%, 08/15/25 (Call 05/15/25)[c]	80	84,790
Diamondback Energy Inc.

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.75%, 11/01/24 (Call 11/01/19)	$75	$75,957
5.38%, 05/31/25 (Call 05/31/20)	35	36,290
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[b]	200	216,092
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	65	67,498
Ecopetrol SA
4.13%, 01/16/25	350	350,504
5.38%, 06/26/26 (Call 03/26/26)	250	268,322
5.88%, 09/18/23	250	274,242
5.88%, 05/28/45	375	397,972
7.63%, 07/23/19	200	213,692
Empresa Nacional del Petroleo
3.75%, 08/05/26	400	398,144
4.50%, 09/14/47 (Call 03/14/47)	250	242,702
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	151	154,179
6.50%, 05/15/19	25	26,108
6.50%, 08/15/34	100	123,406
6.63%, 08/15/37	50	63,444
7.20%, 11/01/31	100	126,717
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[b]	50	50,667
5.75%, 01/30/28 (Call 01/30/23)[b]	50	50,828
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	25,281
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	128,743
5.75%, 10/01/44 (Call 04/01/44)	125	89,062
7.75%, 02/01/26	75	74,682
8.00%, 01/31/24 (Call 10/31/23)[c]	37	38,106
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	99,686
3.15%, 04/01/25 (Call 01/01/25)	50	49,276
3.90%, 04/01/35 (Call 10/01/34)	50	50,856
4.10%, 02/01/21	100	103,706
4.15%, 01/15/26 (Call 10/15/25)	25	26,259
5.63%, 06/01/19	40	41,624
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[b]	50	52,772
8.00%, 02/15/25 (Call 02/15/20)[b]	80	63,064
9.38%, 05/01/24 (Call 05/01/20)[b]	100	84,750
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	27	26,732
3.00%, 10/01/22 (Call 09/01/22)	75	73,792
3.90%, 10/01/27 (Call 07/01/27)	100	98,118
4.88%, 11/15/21	145	153,504
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[b]	75	75,030
7.38%, 05/15/24 (Call 05/15/20)[b]	25	26,871
Exxon Mobil Corp.
1.71%, 03/01/19	50	49,758
1.82%, 03/15/19 (Call 02/15/19)	50	49,850
1.91%, 03/06/20 (Call 02/06/20)	50	49,536
2.22%, 03/01/21 (Call 02/01/21)	50	49,489
2.40%, 03/06/22 (Call 01/06/22)	225	222,111
2.71%, 03/06/25 (Call 12/06/24)	375	366,244

Security	Principal (000s)	Value
2.73%, 03/01/23 (Call 01/01/23)	$175	$174,204
3.04%, 03/01/26 (Call 12/01/25)	350	348,358
3.57%, 03/06/45 (Call 09/06/44)	125	125,474
4.11%, 03/01/46 (Call 09/01/45)	255	276,336
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22	200	208,274
6.00%, 01/23/21	200	213,774
7.29%, 08/16/37	400	503,304
8.15%, 04/11/18	100	101,041
8.63%, 04/28/34	100	138,362
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[b]	25	26,362
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	50	50,430
6.38%, 05/15/25 (Call 05/15/20)[c]	60	61,184
6.38%, 01/15/26 (Call 01/15/21)[b]	75	76,123
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)	40	42,100
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	75	75,354
5.60%, 02/15/41	238	261,414
5.80%, 04/01/47 (Call 10/01/46)	10	11,299
8.13%, 02/15/19	65	68,635
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.63%, 02/15/26 (Call 02/15/21)[b]	70	71,329
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	50,329
5.75%, 10/01/25 (Call 04/01/20)[b]	25	25,739
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	50	55,517
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	51,369
Jonah Energy LLC/Jonah Energy Finance Corp.
7.25%, 10/15/25 (Call 10/15/20)[b]	75	75,527
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 03/05/18)[b]	100	61,000
KazMunayGas National Co. JSC
3.88%, 04/19/22	600	605,538
5.75%, 04/30/43[f]	200	216,418
Korea National Oil Corp.
4.00%, 01/23/24	200	205,350
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/05/18)	75	76,234
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[b]	25	26,006
Lukoil International Finance BV
4.56%, 04/24/23	400	412,656
4.75%, 11/02/26	200	209,060
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,893
2.80%, 11/01/22 (Call 08/01/22)	250	244,922
4.40%, 07/15/27 (Call 04/15/27)	25	25,950
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	50,841
3.63%, 09/15/24 (Call 06/15/24)	185	187,488
4.75%, 09/15/44 (Call 03/15/44)	75	79,127
5.13%, 03/01/21	135	143,976
5.85%, 12/15/45 (Call 06/15/45)	100	116,055
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	25	26,390

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
MEG Energy Corp.
6.38%, 01/30/23 (Call 03/05/18)[b]	$75	$64,687
6.50%, 01/15/25 (Call 01/15/20)[b,c]	75	73,508
7.00%, 03/31/24 (Call 09/30/18)[b]	100	86,250
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)[b]	100	104,005
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)[c]	50	50,259
5.75%, 08/15/25 (Call 08/15/20)	50	51,270
5.88%, 12/01/42 (Call 06/01/42)	50	48,365
6.88%, 08/15/24 (Call 08/15/19)	50	53,323
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	51,648
6.00%, 08/15/23 (Call 08/15/18)	50	51,845
Nabors Industries Inc.
4.63%, 09/15/21	75	73,204
5.00%, 09/15/20	50	50,756
5.50%, 01/15/23 (Call 11/15/22)[c]	100	100,183
5.75%, 02/01/25 (Call 11/01/24)[b]	100	98,276
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	50	52,904
5.63%, 07/01/24[c]	175	187,591
5.75%, 01/30/22	50	53,110
Nexen Energy ULC
6.40%, 05/15/37	300	382,575
7.50%, 07/30/39	50	72,070
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	50	50,001
3.90%, 11/15/24 (Call 08/15/24)	50	51,205
4.15%, 12/15/21 (Call 09/15/21)	275	285,131
4.95%, 08/15/47 (Call 02/15/47)	75	81,858
5.25%, 11/15/43 (Call 05/15/43)	100	112,393
6.00%, 03/01/41 (Call 09/01/40)	26	31,503
Noble Holding International Ltd.
4.90%, 08/01/20	6	6,069
6.20%, 08/01/40	100	70,750
7.70%, 04/01/25 (Call 01/01/25)[c]	100	89,795
7.75%, 01/15/24 (Call 10/15/23)[c]	55	50,909
7.88%, 02/01/26 (Call 02/01/21)[b]	50	50,773
8.70%, 04/01/45 (Call 10/01/44)	50	42,993
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 03/05/18)	25	21,337
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 03/05/18)[c]	125	129,290
6.88%, 01/15/23 (Call 03/05/18)	50	51,437
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	225	222,869
3.13%, 02/15/22 (Call 11/15/21)	100	101,212
3.40%, 04/15/26 (Call 01/15/26)	50	50,367
4.40%, 04/15/46 (Call 10/15/45)	505	547,511
4.63%, 06/15/45 (Call 12/15/44)	75	83,294
Series 1
4.10%, 02/01/21 (Call 11/01/20)	225	233,804
Oil India International Pte Ltd.
4.00%, 04/21/27	200	197,438
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	800	782,656

Security	Principal (000s)	Value
Par Petroleum LLC/Petroleum Finance Corp.
7.75%, 12/15/25 (Call 12/15/20)[b]	$25	$25,055
Parker Drilling Co.
7.50%, 08/01/20 (Call 03/05/18)	25	23,516
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	50	50,475
5.38%, 01/15/25 (Call 01/15/20)[b]	25	25,268
5.63%, 10/15/27 (Call 10/15/22)[b]	100	102,540
6.25%, 06/01/24 (Call 06/01/19)[b]	125	132,071
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)[b]	130	128,402
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	75	78,844
7.25%, 06/15/25 (Call 06/15/20)	100	105,546
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[b]	55	56,173
6.13%, 09/15/24 (Call 09/15/19)	75	78,006
Pertamina Persero PT
4.88%, 05/03/22[f]	200	211,252
6.00%, 05/03/42[f]	200	226,676
6.50%, 05/27/41	200	239,998
Petro-Canada
6.80%, 05/15/38	100	137,398
Petrobras Global Finance BV
4.38%, 05/20/23	345	343,368
5.38%, 01/27/21	170	177,086
5.63%, 05/20/43	100	90,347
5.75%, 01/20/20	200	208,966
6.00%, 01/27/28[b]	1,000	1,008,880
6.75%, 01/27/41	125	126,995
6.85%, 06/05/15	200	197,556
7.25%, 03/17/44	150	159,699
7.38%, 01/17/27	100	110,888
8.38%, 05/23/21	300	342,207
8.75%, 05/23/26	773	929,587
Petroleos de Venezuela SA
5.50%, 04/12/37[f,m]	300	70,500
6.00%, 05/16/24[f,m]	300	70,500
6.00%, 11/15/26[f,m]	200	46,250
9.00%, 11/17/21[f,m]	125	32,031
9.75%, 05/17/35[f,m]	450	115,312
12.75%, 02/17/22[f,m]	180	42,300
Petroleos del Peru SA
5.63%, 06/19/47[f]	200	212,190
Petroleos Mexicanos
3.13%, 01/23/19	20	20,093
3.50%, 07/23/20	100	100,987
3.50%, 01/30/23	270	264,249
4.88%, 01/18/24	200	206,712
5.38%, 03/13/22[b]	150	158,938
5.50%, 02/04/19	100	102,806
5.50%, 01/21/21	200	211,986
5.63%, 01/23/46	500	461,575
6.00%, 03/05/20	350	371,094
6.38%, 02/04/21	329	356,860
6.38%, 01/23/45	250	251,265
6.50%, 03/13/27[b]	350	382,644
6.50%, 06/02/41	600	619,032
6.63%, 06/15/35	255	271,198
6.63%, 06/15/38	300	312,930

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
6.75%, 09/21/47	$100	$104,547
(3 mo. LIBOR US + 3.650%)
5.19%, 03/11/22[b,g]	400	439,540
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	107,283
Petroliam Nasional Bhd
7.63%, 10/15/26[f]	115	149,605
Petronas Capital Ltd.
3.50%, 03/18/25[f]	400	403,900
4.50%, 03/18/45[f]	300	328,353
5.25%, 08/12/19[b]	200	207,598
Phillips 66
4.30%, 04/01/22	75	78,828
4.65%, 11/15/34 (Call 05/15/34)	154	167,988
4.88%, 11/15/44 (Call 05/15/44)	500	564,400
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,408
3.95%, 07/15/22 (Call 04/15/22)	100	103,147
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	50	48,698
6.50%, 12/15/21 (Call 03/05/18)	34	34,576
7.13%, 01/15/26 (Call 11/15/20)[b]	75	77,887
7.75%, 12/15/23 (Call 12/15/19)	25	26,846
PTT PCL
4.50%, 10/25/42	200	203,386
Puma International Financing SA
5.13%, 10/06/24 (Call 10/06/20)[b]	400	407,908
6.75%, 02/01/21 (Call 02/07/18)[b]	200	203,312
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	75	76,693
5.38%, 10/01/22 (Call 07/01/22)	50	51,502
5.63%, 03/01/26 (Call 12/01/25)	50	51,316
6.88%, 03/01/21	50	54,059
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	100	96,883
5.00%, 08/15/22 (Call 05/15/22)	25	25,256
5.00%, 03/15/23 (Call 12/15/22)[c]	50	50,083
5.88%, 07/01/22 (Call 04/01/22)	47	49,153
Reliance Holdings USA Inc.
5.40%, 02/14/22	250	268,227
Resolute Energy Corp.
8.50%, 05/01/20 (Call 03/05/18)	25	25,192
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	50	45,381
4.88%, 06/01/22 (Call 03/01/22)	50	48,286
5.85%, 01/15/44 (Call 07/15/43)	25	19,882
7.38%, 06/15/25 (Call 03/15/25)[c]	100	102,548
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)	50	51,981
6.63%, 10/01/22 (Call 03/05/18)	40	41,936
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/05/18)[b]	100	82,000
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	150	131,062
7.75%, 06/15/21 (Call 03/05/18)[c]	40	39,350
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[b]	50	50,437

Security	Principal (000s)	Value
6.75%, 05/01/23 (Call 05/01/18)[b]	$25	$26,496
6.88%, 06/30/23 (Call 06/30/18)[b]	100	106,454
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25[b]	25	25,000
Shell International Finance BV
1.38%, 05/10/19	75	74,162
1.38%, 09/12/19	25	24,619
1.75%, 09/12/21	280	270,880
1.88%, 05/10/21	75	73,225
2.13%, 05/11/20	555	550,788
2.25%, 11/10/20	125	124,086
2.25%, 01/06/23	25	24,270
2.38%, 08/21/22	25	24,500
2.50%, 09/12/26	125	118,862
2.88%, 05/10/26	50	48,941
3.25%, 05/11/25	325	326,839
3.40%, 08/12/23	142	145,120
3.75%, 09/12/46	60	59,905
4.00%, 05/10/46	100	103,702
4.13%, 05/11/35	25	26,861
4.30%, 09/22/19	275	283,445
4.38%, 03/25/20	270	280,557
4.38%, 05/11/45	561	614,508
4.55%, 08/12/43	50	55,916
5.50%, 03/25/40	107	134,159
6.38%, 12/15/38	125	171,372
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23	200	196,362
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	200	204,376
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[f]	200	208,394
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[f]	200	197,992
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[f]	200	192,432
2.75%, 09/29/26	200	185,796
3.50%, 05/03/26	200	196,838
Sinopec Group Overseas Development 2017 Ltd.
4.25%, 04/12/47[f]	400	403,500
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[f]	200	197,532
2.50%, 09/13/22[f]	250	240,717
3.63%, 04/12/27[f]	200	197,032
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	50	49,502
6.13%, 11/15/22 (Call 11/15/18)[c]	125	129,562
6.50%, 01/01/23 (Call 03/05/18)	25	25,466
6.75%, 09/15/26 (Call 09/15/21)[c]	50	52,210
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	25	24,570
6.70%, 01/23/25 (Call 10/23/24)	100	101,245
7.50%, 04/01/26 (Call 04/01/21)	50	52,194
7.75%, 10/01/27 (Call 10/01/22)	50	52,313
SRC Energy Inc.
6.25%, 12/01/25 (Call 12/01/20)[b]	50	51,629
Statoil ASA
2.45%, 01/17/23	282	275,630
2.65%, 01/15/24	385	377,847
3.15%, 01/23/22	130	131,787

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
3.25%, 11/10/24	$150	$151,443
3.70%, 03/01/24	125	129,580
3.95%, 05/15/43	255	262,092
4.80%, 11/08/43	70	81,230
5.10%, 08/17/40	84	100,587
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	85	86,221
5.95%, 12/01/34	50	62,453
6.50%, 06/15/38	60	80,402
6.85%, 06/01/39	50	69,719
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 02/15/21)[b]	100	101,951
5.88%, 03/15/28 (Call 03/15/23)[b]	50	51,070
Tosco Corp.
8.13%, 02/15/30	50	69,943
Total Capital International SA
2.10%, 06/19/19	250	249,542
2.70%, 01/25/23	50	49,529
2.75%, 06/19/21	50	50,120
2.88%, 02/17/22	175	175,483
3.75%, 04/10/24	125	130,096
Total Capital SA
4.45%, 06/24/20	100	104,502
Transocean Inc.
6.80%, 03/15/38	50	42,813
7.50%, 01/15/26 (Call 01/15/21)[b]	50	52,241
7.50%, 04/15/31[c]	125	119,219
8.38%, 12/15/21	150	165,000
9.00%, 07/15/23 (Call 07/15/20)[b]	100	109,633
Tullow Oil PLC
6.25%, 04/15/22 (Call 03/05/18)[b]	200	204,914
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b]	50	50,224
7.13%, 04/15/25 (Call 04/15/20)[b]	75	74,823
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	710	701,494
4.90%, 03/15/45	125	142,435
6.13%, 02/01/20	25	26,685
6.63%, 06/15/37	25	33,015
7.50%, 04/15/32	7	9,415
9.38%, 03/15/19	2	2,149
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[b]	50	50,289
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	119	123,214
6.25%, 04/01/23 (Call 01/01/23)[c]	50	51,459
6.63%, 01/15/26 (Call 10/15/25)[b]	80	81,762
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)	70	72,524
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)[b]	130	129,290
3.70%, 09/15/26 (Call 06/15/26)[b]	100	98,943
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	50	50,560
6.00%, 01/15/22 (Call 10/15/21)	100	105,250
7.50%, 08/01/20 (Call 07/01/20)	50	54,255
8.25%, 08/01/23 (Call 06/01/23)	25	28,689

Security	Principal (000s)	Value
YPF SA
8.75%, 04/04/24	$200	$226,582

		60,699,526
OIL & GAS SERVICES — 0.20%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	100	115,163
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)[b]	25	24,662
3.34%, 12/15/27 (Call 09/15/27)[b]	30	29,216
4.08%, 12/15/47 (Call 06/15/47)[b]	45	44,671
Calfrac Holdings LP
7.50%, 12/01/20 (Call 03/05/18)[b]	25	25,031
COSL Singapore Capital Ltd.
4.50%, 07/30/25	200	204,866
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)[b]	100	109,052
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,010
3.80%, 11/15/25 (Call 08/15/25)	225	230,332
4.75%, 08/01/43 (Call 02/01/43)	35	38,489
4.85%, 11/15/35 (Call 05/15/35)	50	56,004
5.00%, 11/15/45 (Call 05/15/45)	460	527,638
6.70%, 09/15/38	100	133,540
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[b]	200	216,486
McDermott International Inc.
8.00%, 05/01/21 (Call 03/05/18)[b]	200	205,688
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	231	223,296
3.95%, 12/01/42 (Call 06/01/42)	15	13,374
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	24,277
PHI Inc.
5.25%, 03/15/19 (Call 03/05/18)	25	24,825
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20[b]	500	493,945
2.65%, 11/20/22 (Call 10/20/22)[b]	250	245,992
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	70,407
4.00%, 12/21/25 (Call 09/21/25)[b]	130	135,058
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	127,212
3.65%, 12/01/23 (Call 09/01/23)	13	13,439
SESI LLC
7.13%, 12/15/21 (Call 03/05/18)	25	25,585
7.75%, 09/15/24 (Call 09/15/20)[b]	25	26,835
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b]	45	47,431
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[b]	30	29,510
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	190,212
5.95%, 04/15/42 (Call 10/17/41)	25	20,151
7.00%, 03/15/38	100	89,795
7.75%, 06/15/21 (Call 05/15/21)	100	105,847
8.25%, 06/15/23 (Call 03/15/23)[c]	45	47,608
9.63%, 03/01/19	25	26,766

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
9.88%, 02/15/24 (Call 11/15/23)	$125	$136,111

		4,129,524
PACKAGING & CONTAINERS — 0.16%
ARD Finance SA (7.88% PIK)
7.13%, 09/15/23 (Call 09/15/19)[d]	200	209,208
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 02/15/25 (Call 02/15/20)[b]	200	206,814
7.25%, 05/15/24 (Call 05/15/19)[b]	200	214,944
Ball Corp.
4.00%, 11/15/23	100	99,850
4.38%, 12/15/20	50	51,267
5.00%, 03/15/22	100	105,369
5.25%, 07/01/25	100	105,741
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	23,692
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[b]	40	39,937
5.13%, 07/15/23 (Call 07/15/18)	50	51,824
5.50%, 05/15/22 (Call 03/05/18)	50	51,561
6.00%, 10/15/22 (Call 10/15/18)	50	52,202
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	75	77,719
7.25%, 04/15/25 (Call 04/15/20)[b]	200	208,714
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	75	76,716
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)	75	72,867
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[b]	100	100,612
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[b]	25	25,726
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	51	51,742
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	52,174
5.88%, 08/15/23[b]	150	159,439
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	50	50,661
4.50%, 11/01/23 (Call 08/01/23)	100	106,084
Pactiv LLC
7.95%, 12/15/25	25	28,377
Plastipak Holdings Inc.
6.25%, 10/15/25 (Call 10/15/20)[b]	100	103,760
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[b]	215	221,155
5.75%, 10/15/20 (Call 03/05/18)	97	98,461
7.00%, 07/15/24 (Call 07/15/19)[b]	100	106,209
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	50	52,309
5.13%, 12/01/24 (Call 09/01/24)[b]	100	105,973
5.25%, 04/01/23 (Call 01/01/23)[b]	100	106,703
5.50%, 09/15/25 (Call 06/15/25)[b]	75	80,745
6.88%, 07/15/33[b]	25	28,870
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	29,131

Security	Principal (000s)	Value
WestRock MWV LLC
7.95%, 02/15/31	$25	$34,227
8.20%, 01/15/30	75	103,045
WestRock RKT Co.
4.45%, 03/01/19	30	30,580
4.90%, 03/01/22	50	53,158

		3,377,566
PHARMACEUTICALS — 1.32%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	75	73,718
2.50%, 05/14/20 (Call 04/14/20)	435	433,752
2.90%, 11/06/22	225	222,898
3.20%, 11/06/22 (Call 09/06/22)	145	145,497
3.20%, 05/14/26 (Call 02/14/26)	275	268,493
3.60%, 05/14/25 (Call 02/14/25)	235	237,279
4.40%, 11/06/42	325	341,958
4.45%, 05/14/46 (Call 11/14/45)	90	95,637
4.50%, 05/14/35 (Call 11/14/34)	135	145,762
4.70%, 05/14/45 (Call 11/14/44)	250	273,815
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	45	44,806
4.63%, 10/01/42 (Call 04/01/42)	50	51,868
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	650	652,632
3.45%, 03/15/22 (Call 01/15/22)	675	679,185
3.80%, 03/15/25 (Call 12/15/24)	732	735,631
4.55%, 03/15/35 (Call 09/15/34)	500	522,690
4.75%, 03/15/45 (Call 09/15/44)	50	53,053
4.85%, 06/15/44 (Call 12/15/43)	150	160,647
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	150	146,412
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,403
3.45%, 12/15/27 (Call 09/15/27)	125	121,401
AstraZeneca PLC
1.95%, 09/18/19	25	24,801
2.38%, 11/16/20	345	343,579
2.38%, 06/12/22 (Call 05/12/22)	25	24,385
3.38%, 11/16/25	400	398,268
4.00%, 09/18/42	125	124,418
4.38%, 11/16/45	100	105,337
6.45%, 09/15/37	300	397,218
Bristol-Myers Squibb Co.
1.60%, 02/27/19	35	34,791
1.75%, 03/01/19	75	74,639
2.00%, 08/01/22	120	115,814
3.25%, 02/27/27	250	251,237
4.50%, 03/01/44 (Call 09/01/43)	100	113,225
Cardinal Health Inc.
1.95%, 06/14/19	30	29,753
2.62%, 06/15/22 (Call 05/15/22)	235	229,090
3.08%, 06/15/24 (Call 04/15/24)	125	121,183
3.41%, 06/15/27 (Call 03/15/27)	145	139,644
3.75%, 09/15/25 (Call 06/15/25)	150	150,003
4.37%, 06/15/47 (Call 12/15/46)	300	297,561
4.60%, 03/15/43	50	51,163
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	375	364,012

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.25%, 08/12/19 (Call 07/12/19)	$285	$283,760
2.80%, 07/20/20 (Call 06/20/20)	275	274,571
2.88%, 06/01/26 (Call 03/01/26)	255	238,690
3.50%, 07/20/22 (Call 05/20/22)	225	226,654
3.88%, 07/20/25 (Call 04/20/25)	50	50,441
4.00%, 12/05/23 (Call 09/05/23)	160	164,685
4.88%, 07/20/35 (Call 01/20/35)	210	227,846
5.13%, 07/20/45 (Call 01/20/45)	180	201,082
5.30%, 12/05/43 (Call 06/05/43)	50	56,908
Eli Lilly & Co.
1.95%, 03/15/19	175	174,526
2.75%, 06/01/25 (Call 03/01/25)	150	147,856
3.10%, 05/15/27 (Call 02/15/27)	140	139,136
3.70%, 03/01/45 (Call 09/01/44)	100	100,141
3.95%, 05/15/47 (Call 11/15/46)	25	26,121
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	100	99,216
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[b]	200	150,060
Endo Finance LLC
5.75%, 01/15/22 (Call 03/05/18)[b]	50	42,375
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/05/18)[b]	200	156,210
7.25%, 01/15/22 (Call 03/05/18)[b]	150	131,085
Express Scripts Holding Co.
2.25%, 06/15/19	300	298,698
3.40%, 03/01/27 (Call 12/01/26)	60	57,989
3.50%, 06/15/24 (Call 03/15/24)	25	24,956
3.90%, 02/15/22	275	281,405
4.50%, 02/25/26 (Call 11/27/25)	260	271,690
4.75%, 11/15/21	100	105,697
4.80%, 07/15/46 (Call 01/15/46)	325	346,063
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	34,879
4.20%, 03/18/43	25	26,860
5.38%, 04/15/34	25	29,977
6.38%, 05/15/38	219	301,259
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150	150,364
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	30	32,601
Johnson & Johnson
1.13%, 03/01/19	250	247,345
1.65%, 03/01/21 (Call 02/01/21)	200	195,302
1.95%, 11/10/20	3	2,971
2.05%, 03/01/23 (Call 01/01/23)	50	48,401
2.45%, 03/01/26 (Call 12/01/25)	240	228,665
2.63%, 01/15/25 (Call 11/15/24)	50	48,835
2.90%, 01/15/28 (Call 10/15/27)	7	6,855
2.95%, 03/03/27 (Call 12/03/26)	25	24,739
3.38%, 12/05/23	150	154,605
3.50%, 01/15/48 (Call 07/15/47)	10	9,860
3.55%, 03/01/36 (Call 09/01/35)	125	127,187
3.63%, 03/03/37 (Call 09/03/36)	140	143,354
3.70%, 03/01/46 (Call 09/01/45)	450	461,173
3.75%, 03/03/47 (Call 09/03/46)	200	206,212
4.38%, 12/05/33 (Call 06/05/33)	20	22,343

Security	Principal (000s)	Value
5.95%, 08/15/37	$85	$113,959
McKesson Corp.
2.28%, 03/15/19	75	74,830
3.80%, 03/15/24 (Call 12/15/23)	150	153,840
4.88%, 03/15/44 (Call 09/15/43)	110	118,215
7.50%, 02/15/19	10	10,511
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	55,365
4.13%, 11/15/25 (Call 08/15/25)	225	234,232
4.90%, 11/01/19	2	2,080
Merck & Co. Inc.
2.35%, 02/10/22	140	138,468
2.40%, 09/15/22 (Call 06/15/22)	145	142,776
2.75%, 02/10/25 (Call 11/10/24)	425	415,786
2.80%, 05/18/23	150	149,536
3.70%, 02/10/45 (Call 08/10/44)	165	166,416
3.88%, 01/15/21 (Call 10/15/20)	30	31,058
4.15%, 05/18/43	125	134,889
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	15	15,558
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	28	30,581
Mylan NV
2.50%, 06/07/19	250	249,202
3.15%, 06/15/21 (Call 05/15/21)	125	124,907
3.95%, 06/15/26 (Call 03/15/26)	200	198,716
5.25%, 06/15/46 (Call 12/15/45)	130	140,665
Novartis Capital Corp.
1.80%, 02/14/20	50	49,482
2.40%, 05/17/22 (Call 04/17/22)	380	375,014
2.40%, 09/21/22	100	98,474
3.00%, 11/20/25 (Call 08/20/25)	100	99,462
3.10%, 05/17/27 (Call 02/17/27)	200	199,042
3.40%, 05/06/24	10	10,236
4.00%, 11/20/45 (Call 05/20/45)	50	52,960
4.40%, 05/06/44	165	185,600
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	257,292
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	200,890
4.38%, 03/15/26 (Call 12/15/25)	200	203,906
Pfizer Inc.
1.70%, 12/15/19	270	267,011
2.10%, 05/15/19	50	49,916
2.20%, 12/15/21	100	98,431
2.75%, 06/03/26	100	96,648
3.00%, 06/15/23	173	174,652
3.00%, 12/15/26	259	255,035
3.40%, 05/15/24	50	51,162
4.00%, 12/15/36	10	10,679
4.13%, 12/15/46	100	106,781
4.30%, 06/15/43	50	54,454
4.40%, 05/15/44	125	138,020
5.80%, 08/12/23	200	229,692
7.20%, 03/15/39	220	329,758
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	350	345,646
2.40%, 09/23/21 (Call 08/23/21)	445	434,529
2.88%, 09/23/23 (Call 07/23/23)	335	325,097
3.20%, 09/23/26 (Call 06/23/26)	200	191,478

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	$200	$182,356
Series 2
3.65%, 11/10/21	50	48,421
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[c]	80	79,906
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	125	121,423
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	250	244,080
2.20%, 07/21/21	275	256,058
2.80%, 07/21/23	265	234,265
3.15%, 10/01/26[c]	250	207,627
4.10%, 10/01/46[c]	270	204,655
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/05/18)[b]	100	99,590
5.50%, 03/01/23 (Call 03/05/18)[b]	100	89,561
5.50%, 11/01/25 (Call 11/01/20)[b]	55	55,422
5.63%, 12/01/21 (Call 03/05/18)[b]	150	144,532
5.88%, 05/15/23 (Call 05/15/18)[b]	280	252,862
6.13%, 04/15/25 (Call 04/15/20)[b]	400	358,264
6.50%, 03/15/22 (Call 03/15/19)[b]	105	110,087
7.00%, 03/15/24 (Call 03/15/20)[b]	200	212,882
7.25%, 07/15/22 (Call 03/05/18)[b]	50	49,542
7.50%, 07/15/21 (Call 03/05/18)[b]	100	100,509
9.00%, 12/15/25 (Call 12/15/21)[b]	140	143,951
Wyeth LLC
5.95%, 04/01/37	335	440,572
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	90	86,225
3.25%, 02/01/23 (Call 11/01/22)	50	50,196
3.45%, 11/13/20 (Call 10/13/20)	30	30,556
3.95%, 09/12/47 (Call 03/12/47)	50	49,743
4.50%, 11/13/25 (Call 08/13/25)	205	220,061
4.70%, 02/01/43 (Call 08/01/42)	50	55,364

		27,398,953
PIPELINES — 1.06%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	45	46,482
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	63	63,058
5.20%, 12/01/47 (Call 06/01/47)	25	26,315
5.25%, 01/15/25 (Call 01/15/21)	280	293,322
5.50%, 10/15/19 (Call 09/15/19)	25	25,980
6.25%, 10/15/22 (Call 10/15/18)	37	38,902
6.38%, 05/01/24 (Call 05/01/19)	125	135,309
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	25	25,772
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	50	51,209
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/05/18)[b]	25	25,938
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	135	149,149
Buckeye Partners LP

Security	Principal (000s)	Value
3.95%, 12/01/26 (Call 09/01/26)	$50	$48,912
4.15%, 07/01/23 (Call 04/01/23)	50	51,045
(3 mo. LIBOR US + 2.084%)
6.38%, 01/22/78 (Call 01/22/23)[c,e]	25	25,479
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	85	87,707
5.88%, 03/31/25 (Call 10/02/24)	170	183,173
7.00%, 06/30/24 (Call 01/01/24)	100	113,512
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[b]	125	127,167
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b]	50	51,279
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	100	103,860
6.25%, 04/01/23 (Call 04/01/18)	50	51,998
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	100	99,758
4.75%, 09/30/21 (Call 06/30/21)[b]	50	52,002
4.95%, 04/01/22 (Call 01/01/22)	25	26,143
5.35%, 03/15/20[b]	175	182,042
5.60%, 04/01/44 (Call 10/01/43)	50	51,867
6.75%, 09/15/37[b]	50	56,585
8.13%, 08/16/30	25	30,097
(3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b,e]	75	72,022
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	18	17,859
3.90%, 05/15/24 (Call 02/15/24)	200	199,392
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	80	82,942
5.50%, 09/15/40 (Call 03/15/40)	30	32,947
5.88%, 10/15/25 (Call 07/15/25)	100	112,997
Series B
7.50%, 04/15/38	10	12,724
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	100	99,622
3.70%, 07/15/27 (Call 04/15/27)	65	64,390
4.25%, 12/01/26 (Call 09/01/26)	40	41,286
5.50%, 12/01/46 (Call 05/29/46)	50	60,172
Series 16-A
(3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[e]	345	364,658
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	85	85,409
5.50%, 06/01/27 (Call 03/01/27)	75	79,120
5.88%, 01/15/24 (Call 10/15/23)	50	54,063
7.50%, 10/15/20	150	164,844
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	225	224,176
4.05%, 03/15/25 (Call 12/15/24)	100	99,779
4.75%, 01/15/26 (Call 10/15/25)	100	103,585
4.90%, 03/15/35 (Call 09/15/34)	390	388,549
5.15%, 02/01/43 (Call 08/01/42)	55	54,250
5.15%, 03/15/45 (Call 09/15/44)	100	99,232
5.20%, 02/01/22 (Call 11/01/21)	400	425,584
5.30%, 04/15/47 (Call 10/15/46)	40	40,416
6.13%, 12/15/45 (Call 06/15/45)	140	155,376
6.50%, 02/01/42 (Call 08/01/41)	215	247,504
7.50%, 07/01/38	50	62,814
9.00%, 04/15/19	50	53,607

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
9.70%, 03/15/19	$25	$26,867
Energy Transfer LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	26,387
5.88%, 03/01/22 (Call 12/01/21)	260	281,198
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	290	288,912
4.15%, 06/01/25 (Call 03/01/25)	38	38,089
4.40%, 04/01/24 (Call 01/01/24)	150	153,294
4.85%, 07/15/26 (Call 04/15/26)	75	77,862
5.05%, 04/01/45 (Call 10/01/44)	300	302,475
5.60%, 04/01/44 (Call 10/01/43)	50	52,993
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	15	15,015
2.85%, 04/15/21 (Call 03/15/21)	25	25,014
3.35%, 03/15/23 (Call 12/15/22)	525	529,919
3.70%, 02/15/26 (Call 11/15/25)	50	50,960
3.95%, 02/15/27 (Call 11/15/26)[c]	125	128,897
4.45%, 02/15/43 (Call 08/15/42)	10	10,353
4.85%, 08/15/42 (Call 02/15/42)	126	138,143
4.85%, 03/15/44 (Call 09/15/43)	240	263,508
4.90%, 05/15/46 (Call 11/15/45)	25	27,775
4.95%, 10/15/54 (Call 04/15/54)	50	54,482
5.10%, 02/15/45 (Call 08/15/44)	70	79,845
5.20%, 09/01/20	25	26,537
7.55%, 04/15/38	50	70,227
Series J
5.75%, 03/01/35	100	116,335
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	75	75,787
6.25%, 05/15/26 (Call 02/15/21)	100	99,865
6.75%, 08/01/22 (Call 08/01/18)	100	104,070
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	52,468
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	26,164
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	25,047
3.50%, 09/01/23 (Call 06/01/23)	25	24,985
3.95%, 09/01/22 (Call 06/01/22)	50	51,297
4.15%, 02/01/24 (Call 11/01/23)	25	25,677
5.00%, 03/01/43 (Call 09/01/42)	10	10,335
5.30%, 09/15/20	100	105,877
5.50%, 03/01/44 (Call 09/01/43)	60	65,057
6.85%, 02/15/20	25	26,952
6.95%, 01/15/38	175	218,132
9.00%, 02/01/19	10	10,622
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	502,525
3.15%, 01/15/23 (Call 12/15/22)	109	107,818
4.30%, 06/01/25 (Call 03/01/25)	1,150	1,190,434
5.05%, 02/15/46 (Call 08/15/45)	36	37,833
5.30%, 12/01/34 (Call 06/01/34)	175	188,268
5.55%, 06/01/45 (Call 12/01/44)	410	454,235
7.75%, 01/15/32	7	8,994
7.80%, 08/01/31	25	32,009
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,181

Security	Principal (000s)	Value
4.20%, 12/01/42 (Call 06/01/42)	$25	$24,449
4.20%, 10/03/47 (Call 04/03/47)	30	30,243
5.00%, 03/01/26 (Call 12/01/25)	50	55,098
5.15%, 10/15/43 (Call 04/15/43)	25	28,436
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 03/05/18)	15	15,161
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[b]	25	26,052
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	50	50,700
4.88%, 12/01/24 (Call 09/01/24)	490	523,060
4.88%, 06/01/25 (Call 03/01/25)	10	10,631
5.20%, 03/01/47 (Call 09/01/46)	35	38,576
5.50%, 02/15/23 (Call 03/05/18)	157	161,509
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[b]	40	40,509
4.88%, 08/15/27 (Call 02/15/27)[b]	100	102,468
7.77%, 12/15/37[b]	50	62,396
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	50	52,272
8.40%, 04/15/18	25	25,305
Oleoducto Central SA
4.00%, 05/07/21	400	406,820
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	25	25,860
7.50%, 09/01/23 (Call 06/01/23)	60	70,845
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	355	355,234
5.00%, 09/15/23 (Call 06/15/23)	125	133,196
6.20%, 09/15/43 (Call 03/15/43)	50	60,637
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	97,789
3.75%, 03/01/28 (Call 12/01/27)	75	74,144
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	150	148,861
3.60%, 11/01/24 (Call 08/01/24)	250	244,040
3.65%, 06/01/22 (Call 03/01/22)	75	75,112
4.30%, 01/31/43 (Call 07/31/42)	25	22,529
4.50%, 12/15/26 (Call 09/15/26)	250	256,032
4.65%, 10/15/25 (Call 07/15/25)	160	165,701
5.00%, 02/01/21 (Call 11/01/20)	45	46,886
5.15%, 06/01/42 (Call 12/01/41)	100	101,728
5.75%, 01/15/20	125	131,444
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	52,532
6.00%, 01/15/19[b]	25	25,593
6.88%, 04/15/40[b]	25	29,269
7.50%, 07/15/38[b]	25	29,915
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	11	11,071
5.00%, 03/15/27 (Call 09/15/26)	150	159,283
5.63%, 04/15/23 (Call 01/15/23)	250	272,092
5.63%, 03/01/25 (Call 12/01/24)	286	312,807
5.75%, 05/15/24 (Call 02/15/24)	100	109,832
5.88%, 06/30/26 (Call 12/31/25)	190	211,785
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)[b]	51	51,185
7.25%, 03/15/26 (Call 03/15/21)[b]	50	51,779
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	120	118,445

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$25	$24,391
3.50%, 03/15/25 (Call 12/15/24)	100	99,211
4.50%, 03/15/45 (Call 09/15/44)	25	25,887
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 03/05/18)	50	50,519
5.75%, 04/15/25 (Call 04/15/20)	35	35,274
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	48,919
5.35%, 05/15/45 (Call 11/15/44)	150	152,613
5.40%, 10/01/47 (Call 04/01/47)	50	51,349
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[b]	25	25,560
5.50%, 01/15/28 (Call 01/15/23)[b]	95	94,855
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/05/18)	20	20,137
4.25%, 11/15/23 (Call 05/15/18)	50	49,282
5.00%, 01/15/28 (Call 01/15/23)[b]	100	98,978
5.13%, 02/01/25 (Call 02/01/20)	45	45,338
5.25%, 05/01/23 (Call 03/05/18)	25	25,535
5.38%, 02/01/27 (Call 02/01/22)	25	25,448
6.75%, 03/15/24 (Call 09/15/19)	25	26,637
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	25,717
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)[b]	230	227,026
TransCanada PipeLines Ltd.
2.13%, 11/15/19	55	54,690
2.50%, 08/01/22	175	171,722
4.63%, 03/01/34 (Call 12/01/33)	25	27,508
4.88%, 01/15/26 (Call 10/15/25)	105	115,770
5.85%, 03/15/36	25	30,978
6.20%, 10/15/37	15	19,361
7.63%, 01/15/39	415	620,247
Transcanada Trust (3 mo. LIBOR US + 3.208%)
5.30%, 03/15/77 (Call 03/15/27)[e]	500	517,140
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	103,277
7.85%, 02/01/26 (Call 11/01/25)	87	110,440
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	84,150
4.65%, 07/01/26 (Call 04/01/26)	50	51,650
5.38%, 06/01/21 (Call 03/01/21)	25	26,362
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	25	24,874
4.55%, 06/24/24 (Call 03/24/24)	160	164,082
5.75%, 06/24/44 (Call 12/24/43)	100	109,783
7.50%, 01/15/31	25	31,165
7.88%, 09/01/21	50	57,570
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	95	95,224
3.60%, 03/15/22 (Call 01/15/22)	250	253,340
3.75%, 06/15/27 (Call 03/15/27)	100	99,429
3.90%, 01/15/25 (Call 10/15/24)	100	101,264
4.00%, 09/15/25 (Call 06/15/25)	75	76,248
4.30%, 03/04/24 (Call 12/04/23)	250	260,220

Security	Principal (000s)	Value
4.90%, 01/15/45 (Call 07/15/44)	$50	$53,688
5.25%, 03/15/20	25	26,268
5.80%, 11/15/43 (Call 05/15/43)	25	29,695
6.30%, 04/15/40	250	311,160

		21,880,392
PRIVATE EQUITY — 0.00%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,733
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	50	54,010

		79,743
REAL ESTATE — 0.26%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	200	213,164
5.25%, 03/15/25 (Call 12/15/24)	10	10,831
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)	400	404,192
8.75%, 06/28/25 (Call 06/28/21)	211	217,948
China Overseas Finance Cayman III Ltd.
5.38%, 10/29/23	600	649,776
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24	200	223,656
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 02/20/18)[b]	200	207,694
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	48	51,032
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21	200	196,542
Five Point Operating Co. LP/Five Point Capital Corp.
7.88%, 11/15/25 (Call 11/15/20)[b]	25	25,539
Franshion Development Ltd.
6.75%, 04/15/21[b]	200	217,846
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (Call 12/01/20)[b]	35	36,094
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	75	75,719
Hunt Companies Inc.
6.25%, 02/15/26 (Call 02/15/21)[b]	85	84,748
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)	200	194,966
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	100	102,547
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 03/02/18)	200	205,028
Mitsui Fudosan Co. Ltd.
2.95%, 01/23/23 (Call 12/23/22)[b]	200	198,872
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	25,705
4.25%, 08/15/23 (Call 05/15/23)	75	79,290
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	25	24,736
5.25%, 12/01/21 (Call 03/05/18)[b]	25	25,709
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)	575	621,736

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Shui On Development Holding Ltd.
5.70%, 02/06/21	$200	$204,772
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24	200	217,122
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23	200	202,716
Swire Properties MTN Financing Ltd.
3.63%, 01/13/26	600	598,686

		5,316,666
REAL ESTATE INVESTMENT TRUSTS — 0.86%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	200	206,926
4.60%, 04/01/22 (Call 01/01/22)	90	94,553
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	75	76,072
3.63%, 11/15/27 (Call 08/15/27)	25	24,336
American Tower Corp.
3.00%, 06/15/23	90	88,482
3.13%, 01/15/27 (Call 10/15/26)	200	188,308
3.30%, 02/15/21 (Call 01/15/21)	175	177,130
3.38%, 10/15/26 (Call 07/15/26)	50	48,129
3.40%, 02/15/19	200	201,538
3.50%, 01/31/23	190	191,453
3.55%, 07/15/27 (Call 04/15/27)	75	72,853
3.60%, 01/15/28 (Call 10/15/27)	100	96,896
4.70%, 03/15/22	25	26,419
5.90%, 11/01/21	25	27,449
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,904
2.95%, 05/11/26 (Call 02/11/26)	75	72,254
3.35%, 05/15/27 (Call 02/15/27)	50	49,471
3.45%, 06/01/25 (Call 03/03/25)	30	30,204
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	100	93,559
3.13%, 09/01/23 (Call 06/01/23)	25	24,904
3.65%, 02/01/26 (Call 11/03/25)	125	125,430
3.80%, 02/01/24 (Call 11/01/23)	85	86,969
3.85%, 02/01/23 (Call 11/01/22)	250	258,235
5.88%, 10/15/19 (Call 07/17/19)	65	68,188
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	100	97,143
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	24,195
3.65%, 06/15/24 (Call 04/15/24)	50	49,198
3.85%, 02/01/25 (Call 11/01/24)	40	39,349
3.88%, 08/15/22 (Call 06/15/22)	150	151,668
3.90%, 03/15/27 (Call 12/15/26)	155	150,592
4.13%, 06/15/26 (Call 03/15/26)	100	99,095
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	99,376
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[c]	60	53,057
5.25%, 12/01/23 (Call 09/01/23)[c]	75	70,128
5.95%, 12/15/26 (Call 09/15/26)[c]	50	46,107

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$200	$203,066
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	100	96,007
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	50	48,798
5.00%, 10/15/22 (Call 07/15/22)	50	51,954
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,541
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	175	170,604
3.65%, 09/01/27 (Call 06/01/27)	25	24,361
3.70%, 06/15/26 (Call 03/15/26)	150	147,000
3.80%, 02/15/28 (Call 11/15/27)	25	24,529
4.45%, 02/15/26 (Call 11/15/25)	25	25,827
4.88%, 04/15/22	125	132,802
5.25%, 01/15/23	90	97,591
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 06/01/25 (Call 06/01/20)	75	76,035
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	100	103,053
5.38%, 03/15/27 (Call 03/15/22)	25	26,000
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	50	50,570
3.63%, 02/01/25 (Call 11/01/24)	100	97,372
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	50	49,500
3.95%, 07/01/22 (Call 05/01/22)	270	278,878
4.75%, 10/01/25 (Call 07/01/25)	50	53,513
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	225	235,559
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	25	25,311
Equinix Inc.
5.38%, 01/01/22 (Call 03/05/18)	50	51,998
5.38%, 04/01/23 (Call 04/01/18)	125	128,304
5.38%, 05/15/27 (Call 05/15/22)	100	104,939
5.75%, 01/01/25 (Call 01/01/20)	25	26,340
5.88%, 01/15/26 (Call 01/15/21)	125	132,716
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	155	154,988
2.85%, 11/01/26 (Call 08/01/26)	54	51,471
3.25%, 08/01/27 (Call 05/01/27)	50	49,091
4.50%, 07/01/44 (Call 01/01/44)	50	54,058
4.50%, 06/01/45 (Call 12/01/44)	40	43,144
4.63%, 12/15/21 (Call 09/15/21)	75	79,693
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	125	125,525
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	50	48,517
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,193
6.00%, 06/01/25 (Call 06/01/20)	75	77,953
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 03/05/18)	59	60,731
6.00%, 04/15/26 (Call 04/15/21)	50	51,030
Goodman U.S. Finance Three LLC
3.70%, 03/15/28 (Call 12/15/27)[b]	65	63,131
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	253	255,403

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$25	$25,016
3.40%, 02/01/25 (Call 11/01/24)	25	24,537
3.75%, 02/01/19 (Call 11/01/18)	85	85,843
3.88%, 08/15/24 (Call 05/17/24)	100	101,316
4.00%, 12/01/22 (Call 10/01/22)	160	165,635
4.00%, 06/01/25 (Call 03/01/25)	100	101,839
4.20%, 03/01/24 (Call 12/01/23)	25	25,782
4.25%, 11/15/23 (Call 08/15/23)	500	520,275
5.38%, 02/01/21 (Call 11/03/20)	63	67,130
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	50	48,658
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	100	98,134
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	225	237,530
5.25%, 02/15/26 (Call 08/15/25)	10	10,546
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	50	50,029
4.00%, 06/15/25 (Call 03/15/25)	75	75,399
Series F
4.50%, 02/01/26 (Call 11/01/25)	75	77,199
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[b]	75	71,881
5.25%, 03/15/28 (Call 12/27/22)[b]	75	72,913
5.75%, 08/15/24 (Call 03/05/18)	50	50,151
6.00%, 08/15/23 (Call 08/15/18)	97	101,233
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[b]	50	50,086
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	50	50,663
5.25%, 09/15/22 (Call 09/15/19)	25	25,052
6.00%, 04/01/22 (Call 04/01/19)	100	102,222
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	24,559
4.25%, 08/15/29 (Call 05/15/29)	25	25,226
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	100	92,539
3.20%, 05/01/21 (Call 03/01/21)	75	75,505
3.30%, 02/01/25 (Call 12/01/24)	25	24,465
3.80%, 04/01/27 (Call 01/01/27)	150	148,932
4.25%, 04/01/45 (Call 10/01/44)	50	49,165
4.45%, 09/01/47 (Call 03/01/47)	50	50,771
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	25	26,131
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	40	39,266
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	91,597
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	29,663
4.50%, 01/15/28 (Call 10/15/27)[b]	50	48,685
5.63%, 05/01/24 (Call 02/01/24)	78	83,231
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,243
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	145	143,812

Security	Principal (000s)	Value
6.38%, 03/01/24 (Call 03/01/19)	$75	$79,876
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	107,255
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	53	53,153
4.50%, 04/01/27 (Call 01/01/27)	150	144,115
4.75%, 01/15/28 (Call 10/15/27)[c]	100	97,326
4.95%, 04/01/24 (Call 01/01/24)	100	102,711
5.25%, 01/15/26 (Call 10/15/25)	100	102,174
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	50	48,694
3.09%, 09/15/27 (Call 06/15/27)	150	145,956
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[b]	125	128,670
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	51	48,316
3.25%, 10/15/22 (Call 07/15/22)	100	100,407
3.65%, 01/15/28 (Call 10/15/27)	25	24,779
3.88%, 07/15/24 (Call 04/15/24)	50	50,885
4.13%, 10/15/26 (Call 07/15/26)	200	205,894
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	125	122,091
4.40%, 02/01/47 (Call 08/01/46)	25	25,052
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/05/18)	89	91,294
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[b]	75	73,980
4.88%, 07/15/22 (Call 03/05/18)	50	51,244
4.88%, 09/01/24 (Call 09/01/19)	100	99,736
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	99,412
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	100,557
4.25%, 05/15/24 (Call 02/15/24)	250	245,350
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	110	110,037
2.35%, 01/30/22 (Call 10/30/21)	25	24,499
2.50%, 09/01/20 (Call 06/01/20)	215	214,948
2.50%, 07/15/21 (Call 04/15/21)	25	24,814
2.63%, 06/15/22 (Call 03/15/22)	100	98,598
2.75%, 02/01/23 (Call 11/01/22)	220	216,993
3.30%, 01/15/26 (Call 10/15/25)	285	280,990
3.38%, 10/01/24 (Call 07/01/24)	155	155,913
3.38%, 06/15/27 (Call 03/15/27)[c]	350	345,562
3.75%, 02/01/24 (Call 11/01/23)	225	231,057
4.13%, 12/01/21 (Call 09/01/21)	10	10,430
4.25%, 11/30/46 (Call 05/30/46)	25	26,032
6.75%, 02/01/40 (Call 11/01/39)	100	137,735
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	100	98,521
SL Green Realty Corp.
4.50%, 12/01/22 (Call 09/01/22)	240	247,867
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[b]	85	85,168
4.75%, 03/15/25 (Call 09/15/24)[b]	35	34,643
5.00%, 12/15/21 (Call 09/15/21)	25	26,033
Tanger Properties LP
3.88%, 07/15/27 (Call 04/15/27)	50	49,106
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)	200	210,398

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	$50	$47,170
3.50%, 07/01/27 (Call 04/01/27)	25	24,465
3.50%, 01/15/28 (Call 10/15/27)	25	24,431
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[b]	75	66,943
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	100	96,846
8.25%, 10/15/23 (Call 04/15/19)	75	71,012
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	49,396
3.25%, 10/15/26 (Call 07/15/26)	110	105,577
3.50%, 02/01/25 (Call 11/01/24)	200	198,504
3.85%, 04/01/27 (Call 01/01/27)	125	124,804
4.13%, 01/15/26 (Call 10/15/25)	130	133,253
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	25	25,022
4.25%, 03/01/22 (Call 12/01/21)	160	166,109
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	52	52,281
3.95%, 08/15/27 (Call 05/15/27)	100	96,813
4.13%, 06/01/21 (Call 05/01/21)	265	274,010
4.60%, 02/06/24 (Call 11/06/23)	125	129,491
4.88%, 06/01/26 (Call 03/01/26)	50	51,877
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	200,250
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	450	459,639
4.13%, 04/01/19 (Call 01/01/19)	50	50,748
4.25%, 04/01/26 (Call 01/01/26)	25	25,873
6.50%, 03/15/41 (Call 09/15/40)	25	32,288
Weyerhaeuser Co.
7.38%, 03/15/32	228	308,112

		17,899,710
RETAIL — 0.84%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b]	150	147,402
5.00%, 10/15/25 (Call 10/15/20)[b]	240	240,281
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	26,070
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,464
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	20	19,896
3.25%, 04/15/25 (Call 01/15/25)	35	34,289
3.75%, 06/01/27 (Call 03/01/27)	170	169,983
Beacon Escrow Corp.
4.88%, 11/01/25 (Call 11/01/20)[b,l]	100	99,576
Beacon Roofing Supply Inc.
6.38%, 10/01/23 (Call 10/01/18)	18	18,942
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	31,103
5.17%, 08/01/44 (Call 02/01/44)	25	21,830
Brinker International Inc.
3.88%, 05/15/23	75	73,058

Security	Principal (000s)	Value
5.00%, 10/01/24 (Call 07/01/24)[b]	$50	$50,627
Carrols Restaurant Group Inc.
8.00%, 05/01/22 (Call 05/01/18)	25	26,243
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/05/18)[b]	50	35,313
Costco Wholesale Corp.
1.75%, 02/15/20	127	125,462
2.15%, 05/18/21 (Call 04/18/21)	275	271,419
2.30%, 05/18/22 (Call 04/18/22)	25	24,569
2.75%, 05/18/24 (Call 03/18/24)	47	46,229
3.00%, 05/18/27 (Call 02/18/27)	25	24,540
Cumberland Farms Inc.
6.75%, 05/01/25 (Call 05/01/20)[b]	25	26,750
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	145	145,544
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	150	150,274
3.88%, 04/15/27 (Call 01/15/27)	100	102,436
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	50	50,674
5.75%, 03/01/23 (Call 03/05/18)	150	156,741
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 03/05/18)[b]	50	49,992
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/05/18)[c]	75	72,778
6.75%, 01/15/22 (Call 03/05/18)[c]	20	19,236
6.75%, 06/15/23 (Call 06/15/19)[c]	68	64,264
FirstCash Inc.
5.38%, 06/01/24 (Call 06/01/20)[b]	70	73,429
GameStop Corp.
6.75%, 03/15/21 (Call 03/15/18)[b]	50	51,753
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	106,846
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[b]	100	103,375
8.75%, 10/01/25 (Call 10/01/20)[b]	100	106,566
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	249,332
2.00%, 04/01/21 (Call 03/01/21)	230	226,060
2.63%, 06/01/22 (Call 05/01/22)	340	338,191
2.70%, 04/01/23 (Call 01/01/23)	50	49,527
2.80%, 09/14/27 (Call 06/14/27)	25	24,051
3.00%, 04/01/26 (Call 01/01/26)	160	157,133
3.35%, 09/15/25 (Call 06/15/25)	25	25,297
3.75%, 02/15/24 (Call 11/15/23)	60	62,454
3.90%, 06/15/47 (Call 12/15/46)	85	87,769
4.20%, 04/01/43 (Call 10/01/42)	145	155,956
4.25%, 04/01/46 (Call 10/01/45)	150	163,336
4.40%, 04/01/21 (Call 01/01/21)	25	26,281
4.40%, 03/15/45 (Call 09/15/44)	255	283,147
4.88%, 02/15/44 (Call 08/15/43)	25	29,521
5.88%, 12/16/36	275	364,812
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)[b]	70	70,765
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	75	74,260
5.88%, 07/01/23 (Call 07/01/19)[b,c]	100	96,163
6.38%, 10/15/36	25	17,194
8.13%, 10/01/19	25	26,148

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[b]	$50	$49,557
5.00%, 06/01/24 (Call 06/01/19)[b]	95	96,093
5.25%, 06/01/26 (Call 06/01/21)[b]	175	178,418
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	75	76,337
L Brands Inc.
5.25%, 02/01/28	50	49,421
5.63%, 02/15/22	50	52,779
5.63%, 10/15/23[c]	50	53,200
6.63%, 04/01/21	150	161,824
6.75%, 07/01/36	75	75,576
6.88%, 11/01/35	100	102,660
7.60%, 07/15/37	25	25,878
Lithia Motors Inc.
5.25%, 08/01/25 (Call 08/01/20)[b]	25	25,812
Lowe’s Companies Inc.
1.15%, 04/15/19	2	1,977
2.50%, 04/15/26 (Call 01/15/26)	50	46,947
3.10%, 05/03/27 (Call 02/03/27)	100	97,789
3.13%, 09/15/24 (Call 06/15/24)	75	74,873
3.38%, 09/15/25 (Call 06/15/25)	275	276,598
3.70%, 04/15/46 (Call 10/15/45)	200	195,872
4.05%, 05/03/47 (Call 11/03/46)	405	420,001
4.38%, 09/15/45 (Call 03/15/45)	75	81,262
4.65%, 04/15/42 (Call 10/15/41)	125	140,272
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[c]	344	324,213
3.63%, 06/01/24 (Call 03/01/24)[c]	50	47,891
3.88%, 01/15/22 (Call 10/15/21)	75	75,285
4.50%, 12/15/34 (Call 06/15/34)	48	41,948
6.38%, 03/15/37	18	18,130
6.65%, 07/15/24	25	27,371
McDonald’s Corp.
2.63%, 01/15/22	50	49,597
2.75%, 12/09/20 (Call 11/09/20)	50	50,207
3.70%, 01/30/26 (Call 10/30/25)	405	413,906
3.70%, 02/15/42	35	33,523
4.60%, 05/26/45 (Call 11/26/44)	50	54,746
4.70%, 12/09/35 (Call 06/09/35)	65	72,649
4.88%, 12/09/45 (Call 06/09/45)	511	585,657
5.00%, 02/01/19	115	118,149
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 03/05/18)	50	49,524
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/05/18)[b,c]	50	50,840
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/05/18)[b,c]	50	31,813
New Albertson’s Inc.
7.45%, 08/01/29	150	132,004
8.00%, 05/01/31	50	44,647
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	48,310
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,861
3.60%, 09/01/27 (Call 06/01/27)	50	49,526
Penske Automotive Group Inc.
3.75%, 08/15/20	25	25,068

Security	Principal (000s)	Value
5.38%, 12/01/24 (Call 12/01/19)	$25	$25,441
5.50%, 05/15/26 (Call 05/15/21)	50	50,992
5.75%, 10/01/22 (Call 03/05/18)	15	15,444
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	50	38,514
7.13%, 03/15/23 (Call 03/15/18)[b]	200	125,500
8.88%, 06/01/25 (Call 06/01/20)[b,c]	75	47,438
QVC Inc.
3.13%, 04/01/19	90	90,207
4.38%, 03/15/23	75	75,928
4.45%, 02/15/25 (Call 11/15/24)	135	136,176
4.85%, 04/01/24	135	139,981
5.13%, 07/02/22	430	449,290
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b,c]	150	139,869
6.75%, 06/15/21 (Call 03/05/18)	75	76,479
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[c]	75	74,745
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	25	24,387
Sonic Automotive Inc.
6.13%, 03/15/27 (Call 03/15/22)	25	24,982
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[b]	85	82,038
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	125	123,354
3.75%, 12/01/47 (Call 06/01/47)	115	113,918
3.85%, 10/01/23 (Call 07/01/23)	100	104,647
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,610
5.88%, 03/01/27 (Call 03/01/22)	100	98,335
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	98,382
Target Corp.
2.30%, 06/26/19	75	75,071
2.50%, 04/15/26	150	142,051
2.90%, 01/15/22	100	100,971
3.50%, 07/01/24	470	484,001
3.63%, 04/15/46	400	384,996
4.00%, 07/01/42	75	76,920
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	110	101,067
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	205	205,375
3.30%, 11/18/21 (Call 09/18/21)	600	606,126
3.45%, 06/01/26 (Call 03/01/26)	775	754,385
3.80%, 11/18/24 (Call 08/18/24)	25	25,330
4.50%, 11/18/34 (Call 05/18/34)	25	25,696
4.65%, 06/01/46 (Call 12/01/45)	50	51,957
4.80%, 11/18/44 (Call 05/18/44)	625	661,269
Walmart Inc.
1.75%, 10/09/19	15	14,879
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	250	247,047
Walmart Inc.
1.90%, 12/15/20	223	220,177
2.35%, 12/15/22 (Call 11/15/22)	25	24,548
2.65%, 12/15/24 (Call 10/15/24)	125	122,922
3.30%, 04/22/24 (Call 01/22/24)	375	384,030
3.63%, 12/15/47 (Call 06/15/47)	100	102,727

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.30%, 04/22/44 (Call 10/22/43)	$125	$142,392
5.25%, 09/01/35	50	62,316
5.88%, 04/05/27	12	14,609
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	25	25,385
3.88%, 11/01/20 (Call 08/01/20)	25	25,322
3.88%, 11/01/23 (Call 08/01/23)	25	24,941
5.35%, 11/01/43 (Call 05/01/43)	25	23,635
6.88%, 11/15/37	25	27,552

		17,331,716
SAVINGS & LOANS — 0.01%
Nationwide Building Society
2.35%, 01/21/20[b]	200	198,738

		198,738
SEMICONDUCTORS — 0.40%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,189
7.50%, 08/15/22	41	45,562
Amkor Technology Inc.
6.63%, 06/01/21 (Call 03/05/18)	25	25,330
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	110	109,122
3.50%, 12/05/26 (Call 09/05/26)	100	99,122
3.90%, 12/15/25 (Call 09/15/25)	150	153,892
5.30%, 12/15/45 (Call 06/15/45)	75	88,077
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	25	25,083
3.30%, 04/01/27 (Call 01/01/27)	125	124,119
3.90%, 10/01/25 (Call 07/01/25)	65	67,740
4.35%, 04/01/47 (Call 10/01/46)	80	86,852
5.10%, 10/01/35 (Call 04/01/35)	40	47,458
5.85%, 06/15/41	50	64,919
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21[b]	165	160,378
2.38%, 01/15/20[b]	305	301,813
2.65%, 01/15/23 (Call 12/15/22)[b]	125	119,166
3.00%, 01/15/22 (Call 12/15/21)[b]	615	604,459
3.13%, 01/15/25 (Call 11/15/24)[b]	200	188,758
3.50%, 01/15/28 (Call 10/15/27)[b]	133	124,681
3.63%, 01/15/24 (Call 11/15/23)[b]	325	320,622
3.88%, 01/15/27 (Call 10/15/26)[b]	300	291,825
Entegris Inc.
4.63%, 02/10/26 (Call 11/10/20)[b]	50	50,103
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	97,320
1.85%, 05/11/20	40	39,622
2.45%, 07/29/20	125	125,375
2.60%, 05/19/26 (Call 02/19/26)	25	23,889
2.70%, 12/15/22	50	49,738
2.88%, 05/11/24 (Call 03/11/24)	100	99,062
3.10%, 07/29/22	50	50,741
3.15%, 05/11/27 (Call 02/11/27)	350	346,909

Security	Principal (000s)	Value
3.30%, 10/01/21	$25	$25,584
3.70%, 07/29/25 (Call 04/29/25)	255	264,167
3.73%, 12/08/47 (Call 06/08/47)[b]	873	873,847
4.00%, 12/15/32	82	87,050
4.10%, 05/19/46 (Call 11/19/45)	25	26,531
4.10%, 05/11/47 (Call 11/11/46)	25	26,414
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	120	124,452
4.65%, 11/01/24 (Call 08/01/24)	10	10,673
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)[b]	50	52,078
5.50%, 02/01/25 (Call 08/01/19)	50	52,504
5.63%, 01/15/26 (Call 05/01/20)[b]	25	26,344
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	208,924
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	125	133,204
7.00%, 12/01/25 (Call 12/01/20)	25	27,046
QUALCOMM Inc.
1.85%, 05/20/19	50	49,667
2.10%, 05/20/20	100	99,039
2.25%, 05/20/20	205	203,204
2.60%, 01/30/23 (Call 12/30/22)	500	482,210
2.90%, 05/20/24 (Call 03/20/24)	50	48,030
3.00%, 05/20/22	25	24,812
3.25%, 05/20/27 (Call 02/20/27)	90	85,907
3.45%, 05/20/25 (Call 02/20/25)	225	221,119
4.30%, 05/20/47 (Call 11/20/46)	25	24,614
4.65%, 05/20/35 (Call 11/20/34)	100	106,658
4.80%, 05/20/45 (Call 11/20/44)	325	344,835
Sensata Technologies BV
4.88%, 10/15/23[b]	50	52,205
5.00%, 10/01/25[b]	100	104,069
5.63%, 11/01/24[b]	75	81,668
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[b]	250	265,117
Texas Instruments Inc.
1.65%, 08/03/19	200	198,124
2.90%, 11/03/27 (Call 08/03/27)	50	48,697
Xilinx Inc.
2.13%, 03/15/19	25	24,898
2.95%, 06/01/24 (Call 04/01/24)	25	24,460

		8,385,077
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.
5.00%, 11/15/25 (Call 11/15/20)[b]	305	326,905

		326,905
SOFTWARE — 0.69%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	330	326,254
6.13%, 09/15/23 (Call 09/15/18)[b]	200	210,134
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	120,829
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	95	92,187

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
3.60%, 12/15/22 (Call 09/15/22)	$25	$25,299
4.38%, 06/15/25 (Call 03/15/25)	100	103,659
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[b]	165	165,525
BMC Software Inc.
7.25%, 06/01/18	44	44,379
Boxer Parent Co. Inc. (9.75% PIK)
9.00%, 10/15/19 (Call 03/05/18)[b,d]	25	24,988
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	50	51,274
5.38%, 12/01/19	2	2,094
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[b]	25	26,845
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[b]	50	50,191
5.00%, 10/15/24 (Call 07/15/24)	50	51,119
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	65	66,144
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	100	100,594
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	55	61,091
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	20	19,536
3.00%, 08/15/26 (Call 05/15/26)	400	379,960
3.50%, 04/15/23 (Call 01/15/23)	50	50,433
3.63%, 10/15/20 (Call 09/15/20)	50	51,057
4.50%, 08/15/46 (Call 02/15/46)	50	51,000
5.00%, 10/15/25 (Call 07/15/25)	175	190,330
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	109	111,831
5.38%, 08/15/23 (Call 08/15/18)[b]	75	77,503
5.75%, 01/15/24 (Call 01/15/19)[b]	275	284,793
7.00%, 12/01/23 (Call 12/01/18)[b]	239	252,107
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	25	25,037
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Holdings
10.00%, 11/30/24 (Call 11/30/19)[b]	80	88,285
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK)
7.13%, 05/01/21 (Call 03/05/18)[b,d]	75	76,663
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/16/18)[b]	50	51,341
6.50%, 05/15/22 (Call 05/15/18)	100	103,247
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b]	125	128,694
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[b]	40	42,192
Microsoft Corp.
1.10%, 08/08/19	425	418,166
1.55%, 08/08/21 (Call 07/08/21)	200	193,058
1.85%, 02/06/20	150	148,650
1.85%, 02/12/20 (Call 01/12/20)	250	247,845
2.00%, 11/03/20 (Call 10/03/20)	195	192,933
2.00%, 08/08/23 (Call 06/08/23)	25	23,899
2.38%, 02/12/22 (Call 01/12/22)	75	74,072
2.38%, 05/01/23 (Call 02/01/23)	500	488,540
2.40%, 02/06/22 (Call 01/06/22)	125	123,717

Security	Principal (000s)	Value
2.40%, 08/08/26 (Call 05/08/26)	$300	$282,459
2.65%, 11/03/22 (Call 09/03/22)	110	109,472
2.70%, 02/12/25 (Call 11/12/24)	75	73,344
2.88%, 02/06/24 (Call 12/06/23)	100	99,484
3.13%, 11/03/25 (Call 08/03/25)	125	125,260
3.30%, 02/06/27 (Call 11/06/26)	150	151,447
3.45%, 08/08/36 (Call 02/08/36)	50	49,966
3.50%, 02/12/35 (Call 08/12/34)	100	101,267
3.63%, 12/15/23 (Call 09/15/23)	125	129,691
3.70%, 08/08/46 (Call 02/08/46)	325	330,106
3.75%, 05/01/43 (Call 11/01/42)	150	152,701
3.75%, 02/12/45 (Call 08/12/44)	150	153,291
3.95%, 08/08/56 (Call 02/08/56)	25	25,949
4.00%, 02/12/55 (Call 08/12/54)	625	652,637
4.10%, 02/06/37 (Call 08/06/36)	35	38,049
4.20%, 06/01/19	25	25,653
4.45%, 11/03/45 (Call 05/03/45)	250	284,197
4.50%, 10/01/40	26	29,604
4.50%, 02/06/57 (Call 08/06/56)	202	231,205
4.75%, 11/03/55 (Call 05/03/55)	305	361,956
5.30%, 02/08/41	25	31,507
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	97	107,711
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	50	50,976
5.75%, 08/15/25 (Call 08/15/20)[b]	50	52,944
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/05/18)[b]	21	21,247
5.63%, 12/15/26 (Call 12/15/21)	100	103,492
Open Text Corp.
5.63%, 01/15/23 (Call 03/05/18)[b]	100	104,079
5.88%, 06/01/26 (Call 06/01/21)[b]	95	100,347
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	280	272,392
2.25%, 10/08/19	450	449,707
2.40%, 09/15/23 (Call 07/15/23)	125	121,144
2.50%, 05/15/22 (Call 03/15/22)	720	712,210
2.50%, 10/15/22	210	206,478
2.63%, 02/15/23 (Call 01/15/23)	135	133,179
2.65%, 07/15/26 (Call 04/15/26)	300	285,360
2.80%, 07/08/21	25	25,116
2.95%, 11/15/24 (Call 09/15/24)	100	98,708
2.95%, 05/15/25 (Call 02/15/25)	135	132,956
3.63%, 07/15/23	100	103,482
3.80%, 11/15/37 (Call 05/15/37)	50	51,176
3.85%, 07/15/36 (Call 01/15/36)	100	103,438
3.90%, 05/15/35 (Call 11/15/34)	225	233,820
4.00%, 07/15/46 (Call 01/15/46)	325	335,387
4.00%, 11/15/47 (Call 05/15/47)	45	46,374
4.30%, 07/08/34 (Call 01/08/34)	275	299,357
4.38%, 05/15/55 (Call 11/15/54)	25	27,204
4.50%, 07/08/44 (Call 01/08/44)	175	193,531
5.00%, 07/08/19	150	155,680
5.38%, 07/15/40	75	92,914
6.13%, 07/08/39	100	134,767
6.50%, 04/15/38	22	30,361
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	50	51,732
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b,c]	100	106,344

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	$75	$84,177
SS&C Technologies Holdings Inc.
5.88%, 07/15/23 (Call 07/15/18)	135	142,042
Veritas U.S. Inc./Veritas Bermuda Ltd.
10.50%, 02/01/24 (Call 02/01/19)[b]	200	203,472
VMware Inc.
2.30%, 08/21/20	25	24,517
2.95%, 08/21/22 (Call 07/21/22)	85	82,141

		14,336,702
SOVEREIGN DEBT SECURITIES — 0.01%
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[f]	200	198,590

		198,590
TELECOMMUNICATIONS — 1.77%
America Movil SAB de CV
5.00%, 10/16/19	250	260,297
6.13%, 11/15/37	325	397,865
6.38%, 03/01/35	125	155,411
Anixter Inc.
5.13%, 10/01/21	75	78,765
5.63%, 05/01/19	8	8,251
AT&T Inc.
2.30%, 03/11/19	25	24,997
2.45%, 06/30/20 (Call 05/30/20)	450	447,129
2.80%, 02/17/21 (Call 01/17/21)	75	74,790
2.85%, 02/14/23 (Call 01/14/23)	150	149,439
3.00%, 02/15/22	83	82,602
3.00%, 06/30/22 (Call 04/30/22)	965	957,550
3.20%, 03/01/22 (Call 02/01/22)	60	60,118
3.40%, 08/14/24 (Call 06/14/24)	125	124,956
3.40%, 05/15/25 (Call 02/15/25)	610	593,396
3.60%, 02/17/23 (Call 12/17/22)	100	101,179
3.80%, 03/15/22	50	51,190
3.80%, 03/01/24 (Call 01/01/24)	80	80,835
3.88%, 08/15/21	81	83,414
3.90%, 03/11/24 (Call 12/11/23)	175	178,019
3.90%, 08/14/27 (Call 05/14/27)	100	99,764
3.95%, 01/15/25 (Call 10/15/24)	200	202,290
4.10%, 02/15/28 (Call 11/15/27)[b]	81	80,282
4.13%, 02/17/26 (Call 11/17/25)	175	176,869
4.25%, 03/01/27 (Call 12/01/26)	225	228,589
4.30%, 02/15/30 (Call 11/15/29)[b]	125	123,666
4.30%, 12/15/42 (Call 06/15/42)	200	187,142
4.35%, 06/15/45 (Call 12/15/44)	225	207,243
4.45%, 05/15/21	75	78,393
4.45%, 04/01/24 (Call 01/01/24)	200	208,686
4.50%, 05/15/35 (Call 11/15/34)	950	937,431
4.50%, 03/09/48 (Call 09/09/47)	175	164,829
4.55%, 03/09/49 (Call 09/09/48)	175	164,887
4.75%, 05/15/46 (Call 11/15/45)	300	292,233
4.80%, 06/15/44 (Call 12/15/43)	50	49,116

Security	Principal (000s)	Value
4.90%, 08/14/37 (Call 02/14/37)	$750	$760,035
5.15%, 03/15/42	50	51,109
5.15%, 11/15/46 (Call 05/15/46)[b]	352	360,064
5.15%, 02/14/50 (Call 08/14/49)	300	303,375
5.25%, 03/01/37 (Call 09/01/36)	25	26,438
5.30%, 08/14/58 (Call 02/14/58)	15	15,149
5.35%, 09/01/40	228	238,878
5.45%, 03/01/47 (Call 09/01/46)	50	53,175
5.65%, 02/15/47 (Call 08/15/46)	110	120,628
5.70%, 03/01/57 (Call 09/01/56)[c]	80	87,685
5.80%, 02/15/19	210	217,356
5.88%, 10/01/19	50	52,664
6.00%, 08/15/40 (Call 05/15/40)	35	39,587
6.35%, 03/15/40	100	117,994
6.38%, 03/01/41	100	119,318
Batelco International Finance No. 1 Ltd.
4.25%, 05/01/20	200	197,476
Bharti Airtel International Netherlands BV
5.13%, 03/11/23	200	209,404
British Telecommunications PLC
2.35%, 02/14/19	200	199,722
9.13%, 12/15/30	400	591,448
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[b]	200	211,200
CB Escrow Corp.
8.00%, 10/15/25 (Call 10/15/20)[b,l]	50	50,309
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[c]	94	87,156
5.80%, 03/15/22	75	73,192
6.15%, 09/15/19	27	28,001
6.45%, 06/15/21	150	152,745
7.60%, 09/15/39	75	65,960
7.65%, 03/15/42	75	65,756
Series V
5.63%, 04/01/20	75	76,040
Series W
6.75%, 12/01/23[c]	125	121,871
Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	100	100,655
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	75	72,371
Cisco Systems Inc.
1.40%, 09/20/19	25	24,640
1.85%, 09/20/21 (Call 08/20/21)	50	48,500
2.13%, 03/01/19	15	14,994
2.20%, 02/28/21	690	682,017
2.20%, 09/20/23 (Call 07/20/23)	200	192,738
2.45%, 06/15/20	235	234,875
2.50%, 09/20/26 (Call 06/20/26)	175	165,783
2.60%, 02/28/23	100	98,615
2.95%, 02/28/26	250	245,257
3.63%, 03/04/24	50	51,741
4.45%, 01/15/20	125	129,919
5.50%, 01/15/40	115	148,085
5.90%, 02/15/39	90	121,001
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 03/02/18)[c]	200	203,532
CommScope Inc.
5.00%, 06/15/21 (Call 03/05/18)[b]	50	50,951
5.50%, 06/15/24 (Call 06/15/19)[b]	150	155,467

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[b]	$100	$99,524
6.00%, 06/15/25 (Call 06/15/20)[b]	75	79,025
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 03/05/18)	100	89,786
Deutsche Telekom International Finance BV
8.75%, 06/15/30	796	1,164,715
Digicel Group Ltd.
8.25%, 09/30/20 (Call 03/02/18)	200	198,324
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/18)	250	247,807
Embarq Corp.
8.00%, 06/01/36	50	48,558
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[f]	200	209,696
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	75	61,081
6.88%, 01/15/25 (Call 10/15/24)[c]	50	31,371
7.13%, 03/15/19	50	50,538
7.13%, 01/15/23	50	34,007
7.63%, 04/15/24	100	65,947
8.50%, 04/15/20	25	24,403
8.75%, 04/15/22	75	58,155
8.88%, 09/15/20 (Call 06/15/20)	75	73,272
9.00%, 08/15/31	100	65,264
9.25%, 07/01/21	25	22,452
10.50%, 09/15/22 (Call 06/15/22)	150	123,870
11.00%, 09/15/25 (Call 06/15/25)	325	254,238
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	50	56,430
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	53,721
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 03/05/18)[b]	28	28,837
HKT Capital No. 4 Ltd.
3.00%, 07/14/26	200	187,384
Hughes Satellite Systems Corp.
5.25%, 08/01/26	60	60,695
6.63%, 08/01/26	100	105,695
7.63%, 06/15/21	75	82,099
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)	200	213,272
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 03/05/18)[b]	100	99,300
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	165	129,947
7.25%, 10/15/20 (Call 03/05/18)	150	130,995
7.50%, 04/01/21 (Call 03/05/18)	150	127,852
8.00%, 02/15/24 (Call 02/15/19)[b]	50	52,429
9.75%, 07/15/25 (Call 07/15/21)[b]	200	184,282
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/05/18)	100	45,375
8.13%, 06/01/23 (Call 06/01/18)	125	52,656
Juniper Networks Inc.
3.13%, 02/26/19	53	53,409
4.50%, 03/15/24	25	25,964
5.95%, 03/15/41	25	27,593

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	$50	$50,126
5.25%, 03/15/26 (Call 03/15/21)	80	78,379
5.38%, 08/15/22 (Call 03/05/18)	50	50,669
5.38%, 01/15/24 (Call 01/15/19)	69	68,917
5.38%, 05/01/25 (Call 05/01/20)	127	126,482
5.63%, 02/01/23 (Call 03/05/18)	70	70,999
Level 3 Parent LLC
5.75%, 12/01/22 (Call 03/05/18)	150	151,284
Motorola Solutions Inc.
3.50%, 09/01/21	100	100,814
3.75%, 05/15/22	127	128,694
4.00%, 09/01/24	50	50,554
5.50%, 09/01/44	60	61,322
MTN Mauritius Investment Ltd.
4.76%, 11/11/24	600	597,600
Nokia OYJ
4.38%, 06/12/27	100	97,414
5.38%, 05/15/19	15	15,496
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	195,916
Orange SA
2.75%, 02/06/19	200	200,732
5.38%, 07/08/19	75	77,970
5.38%, 01/13/42	25	29,666
5.50%, 02/06/44 (Call 08/06/43)[c]	125	150,801
9.00%, 03/01/31	147	221,364
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	51,873
Proven Honour Capital Ltd.
4.13%, 05/06/26	200	200,116
Qualitytech LP/QTS Finance Corp.
4.75%, 11/15/25 (Call 11/15/20)[b]	25	25,074
Qwest Corp.
6.75%, 12/01/21	125	133,690
6.88%, 09/15/33 (Call 03/05/18)	200	195,188
7.25%, 09/15/25	25	26,840
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,846
3.63%, 12/15/25 (Call 09/15/25)	75	75,518
4.10%, 10/01/23 (Call 07/01/23)	225	233,680
4.50%, 03/15/43 (Call 09/15/42)	25	26,057
5.00%, 03/15/44 (Call 09/15/43)	25	28,055
Sprint Capital Corp.
6.88%, 11/15/28	200	206,604
6.90%, 05/01/19	100	104,153
8.75%, 03/15/32	160	188,669
Sprint Communications Inc.
6.00%, 11/15/22	175	174,410
7.00%, 03/01/20[b]	50	53,375
7.00%, 08/15/20	175	184,548
9.00%, 11/15/18[b]	100	104,543
11.50%, 11/15/21	75	90,260
Sprint Corp.
7.13%, 06/15/24	300	303,882
7.25%, 09/15/21	200	213,114
7.63%, 02/15/25 (Call 11/15/24)[c]	175	181,519
7.88%, 09/15/23	375	396,664
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[b]	188	188,302

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	$25	$25,516
4.50%, 02/01/26 (Call 02/01/21)	75	75,324
4.75%, 02/01/28 (Call 02/01/23)	110	110,410
5.38%, 04/15/27 (Call 04/15/22)	80	83,882
6.00%, 03/01/23 (Call 09/01/18)	175	183,062
6.00%, 04/15/24 (Call 04/15/19)	150	159,265
6.38%, 03/01/25 (Call 09/01/19)	150	159,559
6.50%, 01/15/24 (Call 01/15/19)	150	158,943
6.50%, 01/15/26 (Call 01/15/21)	175	189,644
6.63%, 04/01/23 (Call 04/01/18)	100	103,856
Telecom Italia Capital SA
6.00%, 09/30/34	50	55,712
6.38%, 11/15/33	115	132,337
7.20%, 07/18/36	200	248,824
7.72%, 06/04/38	50	64,996
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	100,327
Telefonica Emisiones SAU
5.13%, 04/27/20	100	105,346
5.21%, 03/08/47	150	168,823
5.46%, 02/16/21	325	349,814
7.05%, 06/20/36	185	247,323
Telefonica Europe BV
8.25%, 09/15/30	97	135,313
Telesat Canada/Telesat LLC
8.88%, 11/15/24 (Call 11/15/19)[b]	75	83,453
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	50	50,012
U.S. Cellular Corp.
6.70%, 12/15/33	78	82,545
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)	200	201,054
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	150	145,476
2.63%, 08/15/26	125	115,507
2.95%, 03/15/22	628	625,256
3.00%, 11/01/21 (Call 09/01/21)	130	130,400
3.13%, 03/16/22	25	25,055
3.38%, 02/15/25	700	692,881
3.50%, 11/01/21	250	254,690
3.50%, 11/01/24 (Call 08/01/24)	365	367,091
3.85%, 11/01/42 (Call 05/01/42)	125	113,194
4.13%, 03/16/27	65	66,719
4.13%, 08/15/46	25	23,367
4.15%, 03/15/24 (Call 12/15/23)	75	78,113
4.27%, 01/15/36	375	372,634
4.40%, 11/01/34 (Call 05/01/34)	150	152,175
4.52%, 09/15/48	275	273,424
4.60%, 04/01/21	25	26,396
4.67%, 03/15/55	425	415,144
4.75%, 11/01/41	150	153,768
4.81%, 03/15/39	273	285,738
4.86%, 08/21/46	425	442,578
5.01%, 04/15/49	316	335,342
5.01%, 08/21/54	325	335,263
5.15%, 09/15/23	345	378,531

Security	Principal (000s)	Value
5.25%, 03/16/37	$50	$55,147
5.50%, 03/16/47	19	21,627
6.55%, 09/15/43	608	799,234
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)[b]	100	99,290
Vodafone Group PLC
2.50%, 09/26/22	190	185,926
2.95%, 02/19/23	250	248,885
4.38%, 03/16/21	100	104,788
4.38%, 02/19/43	100	100,665
5.45%, 06/10/19	60	62,335
6.15%, 02/27/37	200	247,344
6.25%, 11/30/32	25	29,990
7.88%, 02/15/30	100	133,163
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	25	25,297
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[b]	200	181,912
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 03/05/18)[c]	75	44,060
6.38%, 08/01/23 (Call 03/05/18)[b,c]	26	14,485
7.75%, 10/15/20 (Call 03/05/18)[c]	50	42,779
8.63%, 10/31/25 (Call 10/31/20)[b]	50	46,621
8.75%, 12/15/24 (Call 12/15/22)[b,c]	26	18,338
Xplornet Communications Inc. (10.63% PIK)
9.63%, 06/01/22 (Call 06/01/19)[b,d]	32	32,729

		36,780,343
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	24,959
3.25%, 06/01/22 (Call 03/01/22)	125	127,425
3.70%, 04/01/27 (Call 01/01/27)	100	101,924
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	50	51,374
Springs Industries Inc.
6.25%, 06/01/21 (Call 03/05/18)	25	25,545

		331,227
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,088
3.50%, 09/15/27 (Call 06/15/27)	165	156,969
5.10%, 05/15/44 (Call 11/15/43)	25	25,476
6.35%, 03/15/40	15	17,595
Mattel Inc.
2.35%, 05/06/19	200	197,190
2.35%, 08/15/21 (Call 07/15/21)	25	22,887
3.15%, 03/15/23 (Call 12/15/22)	25	21,937
5.45%, 11/01/41 (Call 05/01/41)	75	67,064
6.75%, 12/31/25 (Call 12/31/20)[b]	80	81,196

		615,402
TRANSPORTATION — 0.47%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	50	49,303

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$10	$10,053
3.00%, 04/01/25 (Call 01/01/25)	30	29,804
3.05%, 09/01/22 (Call 06/01/22)	25	25,207
3.25%, 06/15/27 (Call 03/15/27)[c]	100	100,620
3.65%, 09/01/25 (Call 06/01/25)	50	51,565
3.75%, 04/01/24 (Call 01/01/24)	25	26,210
3.90%, 08/01/46 (Call 02/01/46)	25	26,021
4.13%, 06/15/47 (Call 12/15/46)	180	193,925
4.15%, 04/01/45 (Call 10/01/44)	150	159,633
4.40%, 03/15/42 (Call 09/15/41)	15	16,442
4.45%, 03/15/43 (Call 09/15/42)	125	138,544
4.55%, 09/01/44 (Call 03/01/44)	380	428,127
4.70%, 10/01/19	125	129,586
4.90%, 04/01/44 (Call 10/01/43)	125	147,550
5.75%, 05/01/40 (Call 11/01/39)	150	192,325
6.20%, 08/15/36	50	66,052
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	97,102
2.95%, 11/21/24 (Call 08/21/24)	110	109,210
3.20%, 08/02/46 (Call 02/02/46)	175	163,621
5.55%, 03/01/19	2	2,066
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	48,658
4.45%, 03/15/23 (Call 12/15/22)	50	52,664
4.80%, 08/01/45 (Call 02/01/45)	45	52,316
5.75%, 01/15/42	75	95,658
5.95%, 05/15/37	10	12,789
6.13%, 09/15/15 (Call 03/15/15)	14	18,064
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	125	117,027
3.25%, 06/01/27 (Call 03/01/27)	165	162,190
3.35%, 11/01/25 (Call 08/01/25)	200	200,224
3.70%, 11/01/23 (Call 08/01/23)	100	103,055
3.80%, 11/01/46 (Call 05/01/46)	85	83,267
3.95%, 05/01/50 (Call 11/01/49)	75	73,753
4.10%, 03/15/44 (Call 09/15/43)	175	179,865
4.75%, 05/30/42 (Call 11/30/41)	150	167,796
5.50%, 04/15/41 (Call 10/15/40)	25	30,380
FedEx Corp.
2.63%, 08/01/22	100	98,851
3.20%, 02/01/25	125	124,721
3.25%, 04/01/26 (Call 01/01/26)	75	74,542
3.30%, 03/15/27 (Call 12/15/26)	95	94,369
3.40%, 02/15/28 (Call 11/15/27)	25	24,990
3.88%, 08/01/42	35	34,497
3.90%, 02/01/35	50	50,077
4.00%, 01/15/24	125	130,892
4.10%, 04/15/43	25	25,368
4.10%, 02/01/45	25	25,160
4.40%, 01/15/47 (Call 07/15/46)	50	52,936
4.55%, 04/01/46 (Call 10/01/45)	25	27,000
4.75%, 11/15/45 (Call 05/15/45)	335	370,959
5.10%, 01/15/44	150	173,868
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/05/18)	25	14,531

Security	Principal (000s)	Value
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	$50	$50,212
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	94,853
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/05/18)[b]	25	20,621
11.25%, 08/15/22 (Call 03/05/18)[b]	25	25,494
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 03/05/18)[b]	50	40,963
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	160	154,550
3.00%, 04/01/22 (Call 01/01/22)	250	250,860
3.15%, 06/01/27 (Call 03/01/27)	100	97,858
3.94%, 11/01/47 (Call 05/01/47)[b]	153	155,587
4.45%, 06/15/45 (Call 12/15/44)	25	27,224
4.65%, 01/15/46 (Call 07/15/45)	80	89,968
4.80%, 08/15/43 (Call 02/15/43)	75	84,295
4.84%, 10/01/41	295	337,327
Pelabuhan Indonesia II PT
5.38%, 05/05/45	200	207,900
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[f]	200	214,082
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	243,900
2.50%, 05/11/20 (Call 04/11/20)	35	34,841
2.55%, 06/01/19 (Call 05/01/19)	50	50,013
2.88%, 09/01/20 (Call 08/01/20)	85	85,251
Union Pacific Corp.
2.25%, 02/15/19	1	1,000
2.25%, 06/19/20 (Call 05/19/20)	250	249,050
3.60%, 09/15/37 (Call 03/15/37)	125	126,144
3.88%, 02/01/55 (Call 08/01/54)	125	124,244
4.00%, 04/15/47 (Call 10/15/46)	400	427,000
4.05%, 11/15/45 (Call 05/15/45)	50	53,078
4.05%, 03/01/46 (Call 09/01/45)	25	26,681
4.16%, 07/15/22 (Call 04/15/22)	137	144,976
4.38%, 11/15/65 (Call 05/15/65)	25	26,776
United Parcel Service Inc.
2.05%, 04/01/21	50	49,252
2.40%, 11/15/26 (Call 08/15/26)	25	23,481
2.45%, 10/01/22	410	403,518
2.50%, 04/01/23 (Call 03/01/23)	35	34,304
2.80%, 11/15/24 (Call 09/15/24)	100	98,411
3.05%, 11/15/27 (Call 08/15/27)	250	245,572
3.13%, 01/15/21	15	15,273
3.40%, 11/15/46 (Call 05/15/46)	70	66,219
3.63%, 10/01/42	40	39,515
3.75%, 11/15/47 (Call 05/15/47)	25	25,288
5.13%, 04/01/19	15	15,481
6.20%, 01/15/38	72	97,388
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b,c]	70	73,800
6.50%, 06/15/22 (Call 06/15/18)[b]	150	156,259

		9,671,942
TRUCKING & LEASING — 0.09%
Aviation Capital Group LLC
4.88%, 10/01/25 (Call 07/01/25)[b]	50	53,126

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
CMBLEMTN 1 Ltd.
3.25%, 11/29/21	$200	$196,918
DAE Funding LLC
5.00%, 08/01/24 (Call 08/01/20)	600	596,148
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[b]	25	26,133
GATX Corp.
2.50%, 03/15/19	30	29,971
3.25%, 03/30/25 (Call 12/30/24)	70	68,021
3.25%, 09/15/26 (Call 06/15/26)	55	52,485
3.85%, 03/30/27 (Call 12/30/26)	150	149,923
3.90%, 03/30/23	75	76,414
4.50%, 03/30/45 (Call 09/30/44)	25	25,408
5.20%, 03/15/44 (Call 09/15/43)	75	83,842
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)[b]	50	48,013
4.50%, 03/15/23 (Call 02/15/23)[b]	140	134,789
5.25%, 08/15/22[b]	85	83,865
5.50%, 02/15/24[b]	110	108,868
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	101,071
3.38%, 02/01/22 (Call 12/01/21)[b]	25	25,187
3.40%, 11/15/26 (Call 08/15/26)[b]	100	97,075

		1,957,257
WATER — 0.01%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	25	25,181
3.75%, 09/01/47 (Call 03/01/47)	34	34,054
4.30%, 09/01/45 (Call 03/01/45)	75	81,230
6.59%, 10/15/37	25	34,231

		174,696

TOTAL CORPORATE BONDS & NOTES
(Cost: $716,465,525)		714,778,993

FOREIGN GOVERNMENT OBLIGATIONS[n] — 6.06%

ARGENTINA — 0.33%
Argentina Bonar Bonds
8.75%, 05/07/24	1,275	1,464,274
Argentine Republic Government International Bond
2.50%, 12/31/38[k]	25	17,268
2.50%, 12/31/38[k]	1,184	830,599
5.63%, 01/26/22	500	513,655
6.63%, 07/06/28	300	307,215
6.88%, 04/22/21	700	746,837
6.88%, 01/26/27	300	316,791
7.13%, 07/06/36[c]	300	307,527
7.13%, 06/28/17[f]	250	245,140
7.50%, 04/22/26	300	330,714
7.63%, 04/22/46	150	158,691
8.28%, 12/31/33	421	469,554
8.28%, 12/31/33	400	454,048

Security	Principal (000s)	Value
City of Buenos Aires Argentina
7.50%, 06/01/27	$250	$268,002
Provincia de Buenos Aires/Argentina
9.13%, 03/16/24	150	169,791
10.88%, 01/26/21	100	110,897
Provincia de Cordoba
7.45%, 09/01/24	150	160,155

		6,871,158
AZERBAIJAN — 0.01%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[f]	200	208,568

		208,568
BAHRAIN — 0.06%
Bahrain Government International Bond
5.50%, 03/31/20[b]	100	102,031
6.13%, 08/01/23	400	416,336
7.00%, 10/12/28[f]	200	204,042
CBB International Sukuk Co. SPC
5.25%, 03/20/25	600	601,920

		1,324,329
BELGIUM — 0.01%
Belgium Government International Bond
2.88%, 09/18/24[f]	200	199,242

		199,242
BOLIVIA — 0.02%
Bolivian Government International Bond
4.50%, 03/20/28[f]	400	395,092

		395,092
BRAZIL — 0.25%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20	200	210,454
5.75%, 09/26/23[f]	200	217,126
Brazilian Government International Bond
4.25%, 01/07/25	550	556,314
4.63%, 01/13/28 (Call 10/13/27)	250	249,005
4.88%, 01/22/21	100	105,720
5.00%, 01/27/45	400	370,924
5.63%, 01/07/41	100	100,818
6.00%, 04/07/26	1,000	1,112,100
7.13%, 01/20/37	125	150,114
8.25%, 01/20/34	450	585,396
8.75%, 02/04/25	100	128,169
8.88%, 04/15/24	130	165,546
10.13%, 05/15/27	808	1,158,583

		5,110,269

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
CANADA — 0.43%
Canada Government International Bond
1.63%, 02/27/19	$590	$587,233
Export Development Canada
1.25%, 02/04/19	25	24,791
1.50%, 05/26/21	350	338,838
1.63%, 12/03/19	200	197,750
1.63%, 01/17/20	90	88,894
1.75%, 08/19/19	55	54,618
1.75%, 07/21/20	150	147,771
2.00%, 05/17/22	150	146,265
Province of Alberta Canada
1.90%, 12/06/19	200	198,086
2.05%, 08/17/26[b]	250	230,615
2.20%, 07/26/22	145	141,085
Province of British Columbia Canada
2.00%, 10/23/22	275	265,785
2.25%, 06/02/26	585	552,094
Province of Manitoba Canada
1.75%, 05/30/19	295	292,964
2.05%, 11/30/20	100	98,463
2.10%, 09/06/22	370	357,623
2.13%, 05/04/22	95	92,403
2.13%, 06/22/26	200	184,598
3.05%, 05/14/24	125	125,281
Province of Ontario Canada
1.25%, 06/17/19	220	216,997
1.88%, 05/21/20	230	226,930
2.20%, 10/03/22	100	97,177
2.25%, 05/18/22	200	195,578
2.40%, 02/08/22	300	295,821
2.45%, 06/29/22[c]	200	196,954
2.50%, 09/10/21	325	322,481
2.50%, 04/27/26	120	114,860
3.20%, 05/16/24	200	202,536
4.00%, 10/07/19	275	282,378
4.40%, 04/14/20	100	104,089
Province of Quebec Canada
2.38%, 01/31/22	250	246,508
2.50%, 04/20/26	425	407,469
2.63%, 02/13/23	295	291,436
2.75%, 04/12/27	400	389,200
2.88%, 10/16/24	555	551,315
3.50%, 07/29/20	255	261,021
7.50%, 09/15/29	225	312,039

		8,839,946
CHILE — 0.05%
Chile Government International Bond
2.25%, 10/30/22[c]	255	248,709
3.13%, 03/27/25	400	402,816
3.86%, 06/21/47	450	451,737

		1,103,262

Security	Principal (000s)	Value
CHINA — 0.03%
Export-Import Bank of China (The)
2.00%, 04/26/21[f]	$200	$193,792
2.50%, 07/31/19[f]	200	199,342
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20	200	198,020

		591,154
COLOMBIA — 0.12%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	194,416
3.88%, 04/25/27 (Call 01/25/27)	200	202,030
4.00%, 02/26/24 (Call 11/26/23)	205	211,232
4.38%, 07/12/21	500	524,975
4.50%, 01/28/26 (Call 10/28/25)[c]	200	212,290
5.00%, 06/15/45 (Call 12/15/44)	200	211,592
5.63%, 02/26/44 (Call 08/26/43)	200	229,042
6.13%, 01/18/41	400	481,700
7.38%, 03/18/19	100	105,430
8.13%, 05/21/24	150	188,911

		2,561,618
COSTA RICA — 0.03%
Costa Rica Government International Bond
4.25%, 01/26/23[f]	450	438,989
7.00%, 04/04/44[c,f]	200	210,792

		649,781
CROATIA — 0.03%
Croatia Government International Bond
5.50%, 04/04/23[f]	200	218,060
6.00%, 01/26/24[f]	200	225,492
6.38%, 03/24/21[f]	200	218,182

		661,734
DOMINICAN REPUBLIC — 0.06%
Dominican Republic International Bond
5.88%, 04/18/24[f]	200	214,576
5.95%, 01/25/27[f]	600	643,728
6.60%, 01/28/24	100	111,343
6.85%, 01/27/45[f]	100	111,860
7.45%, 04/30/44[f]	100	118,925

		1,200,432
ECUADOR — 0.04%
Ecuador Government International Bond
7.95%, 06/20/24[f]	200	211,582
8.75%, 06/02/23[f]	400	439,660
9.65%, 12/13/26[f]	200	228,256

		879,498

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
EGYPT — 0.06%
Egypt Government International Bond
5.75%, 04/29/20[f]	$100	$104,651
5.88%, 06/11/25[f]	200	206,444
7.50%, 01/31/27[f]	600	671,736
8.50%, 01/31/47[f]	200	230,010

		1,212,841
EL SALVADOR — 0.03%
El Salvador Government International Bond
6.38%, 01/18/27	200	205,144
7.63%, 02/01/41	150	165,267
8.63%, 02/28/29[f]	200	235,458

		605,869
FINLAND — 0.01%
Finland Government International Bond
1.75%, 09/10/19[b]	200	198,538

		198,538
FRANCE — 0.03%
Agence Francaise de Developpement
1.88%, 09/14/20	200	196,182
Caisse d’Amortissement de la Dette Sociale
3.00%, 10/26/20	350	354,036

		550,218
GABON — 0.02%
Gabon Government International Bond
6.38%, 12/12/24[f]	400	405,168

		405,168
GERMANY — 0.05%
FMS Wertmanagement AoeR
1.38%, 06/08/21	750	722,340
1.75%, 01/24/20	200	197,916
State of North Rhine-Westphalia Germany
1.63%, 01/22/20	100	98,552

		1,018,808
GHANA — 0.01%
Ghana Government International Bond
8.13%, 01/18/26[f]	200	220,942

		220,942

Security	Principal (000s)	Value
GUATEMALA — 0.01%
Guatemala Government Bond
5.75%, 06/06/22	$200	$213,872

		213,872
HONG KONG — 0.01%
Hong Kong Sukuk 2017 Ltd.
3.13%, 02/28/27	200	196,486

		196,486
HUNGARY — 0.08%
Hungary Government International Bond
5.38%, 03/25/24	400	445,992
5.75%, 11/22/23	150	169,731
6.38%, 03/29/21	720	793,138
7.63%, 03/29/41	60	91,787
Magyar Export-Import Bank Zrt
4.00%, 01/30/20	200	203,552

		1,704,200
INDIA — 0.01%
Export-Import Bank of India
3.13%, 07/20/21	200	199,536

		199,536
INDONESIA — 0.27%
Indonesia Government International Bond
3.38%, 04/15/23[f]	200	200,826
3.85%, 07/18/27[f]	400	406,668
4.13%, 01/15/25[f]	200	206,558
4.88%, 05/05/21[f]	200	211,678
5.25%, 01/08/47[f]	600	668,022
5.38%, 10/17/23[f]	400	440,600
5.88%, 03/13/20[f]	100	106,421
5.95%, 01/08/46[f]	300	365,172
6.75%, 01/15/44[f]	200	264,622
7.75%, 01/17/38[f]	420	591,898
8.50%, 10/12/35[f]	200	295,186
11.63%, 03/04/19	200	219,302
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22[f]	200	201,274
4.15%, 03/29/27[f]	800	816,136
4.35%, 09/10/24[f]	200	208,214
4.55%, 03/29/26[f]	200	209,956
6.13%, 03/15/19	200	207,694

		5,620,227
ISRAEL — 0.04%
Israel Government International Bond
2.88%, 03/16/26	200	195,548
4.00%, 06/30/22	200	208,896
4.50%, 01/30/43	300	320,874

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
5.13%, 03/26/19	$100	$103,278

		828,596
ITALY — 0.02%
Republic of Italy Government International Bond
5.38%, 06/15/33	100	117,677
6.88%, 09/27/23	250	293,695

		411,372
IVORY COAST — 0.01%
Ivory Coast Government International Bond
6.38%, 03/03/28[f]	200	212,620

		212,620
JAMAICA — 0.05%
Jamaica Government International Bond
6.75%, 04/28/28	800	921,032
8.00%, 03/15/39	100	124,343

		1,045,375
JAPAN — 0.08%
Japan Bank for International Cooperation
1.50%, 07/21/21	200	191,580
1.75%, 05/29/19	200	198,296
1.88%, 04/20/21	100	97,496
1.88%, 07/21/26	200	183,122
2.13%, 11/16/20	250	246,288
2.13%, 02/10/25	200	188,480
2.38%, 04/20/26	250	237,785
2.88%, 06/01/27	250	246,667

		1,589,714
JERSEY — 0.01%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[f]	250	248,530

		248,530
JORDAN — 0.03%
Jordan Government International Bond
5.75%, 01/31/27[f]	600	604,872

		604,872
KAZAKHSTAN — 0.04%
Kazakhstan Government International Bond
4.88%, 10/14/44[f]	200	213,134
5.13%, 07/21/25[f]	600	666,204

		879,338

Security	Principal (000s)	Value
KENYA — 0.01%
Kenya Government International Bond
6.88%, 06/24/24[f]	$200	$211,196

		211,196
KUWAIT — 0.04%
Kuwait International Government Bond
2.75%, 03/20/22	200	197,330
3.50%, 03/20/27	600	597,774

		795,104
LEBANON — 0.11%
Lebanon Government International Bond
6.00%, 01/27/23[f]	100	99,165
6.20%, 02/26/25	1,000	972,160
6.38%, 03/09/20	100	101,145
6.65%, 04/22/24	300	300,210
6.65%, 02/26/30[f]	200	189,598
6.75%, 11/29/27[f]	25	24,483
7.00%, 03/23/32[f]	50	47,946
7.25%, 03/23/37[f]	215	208,395
8.25%, 04/12/21[f]	300	320,247

		2,263,349
LITHUANIA — 0.02%
Lithuania Government International Bond
6.13%, 03/09/21[f]	200	219,392
7.38%, 02/11/20	100	109,323

		328,715
MALAYSIA — 0.02%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[f]	200	197,890
Malaysia Sukuk Global Bhd
4.08%, 04/27/46	250	257,153

		455,043
MEXICO — 0.22%
Mexico Government International Bond
3.50%, 01/21/21	620	635,556
3.60%, 01/30/25	200	200,362
3.63%, 03/15/22	350	359,982
4.00%, 10/02/23	770	797,073
4.13%, 01/21/26[c]	200	206,442
4.15%, 03/28/27[c]	550	563,013
4.35%, 01/15/47	600	569,148
4.75%, 03/08/44[c]	300	300,537
5.55%, 01/21/45	550	618,294
5.75%, 10/12/10	100	104,889
6.05%, 01/11/40	180	210,150
7.50%, 04/08/33	65	87,872

		4,653,318

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
MOROCCO — 0.01%
Morocco Government International Bond
4.25%, 12/11/22[f]	$200	$208,378

		208,378
NORWAY — 0.01%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	249,923

		249,923
OMAN — 0.03%
Oman Government International Bond
4.75%, 06/15/26[f]	200	195,478
6.50%, 03/08/47[f]	450	451,134

		646,612
PAKISTAN — 0.02%
Pakistan Government International Bond
8.25%, 09/30/25	400	444,968

		444,968
PANAMA — 0.08%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	210,662
5.20%, 01/30/20	310	325,602
6.70%, 01/26/36	685	903,522
7.13%, 01/29/26	100	126,586

		1,566,372
PARAGUAY — 0.01%
Paraguay Government International Bond
6.10%, 08/11/44[f]	200	229,712

		229,712
PERU — 0.09%
Peruvian Government International Bond
4.13%, 08/25/27[c]	836	896,568
5.63%, 11/18/50	400	505,928
6.55%, 03/14/37	40	53,667
7.13%, 03/30/19	205	216,681
7.35%, 07/21/25	100	128,047
8.75%, 11/21/33	80	125,604

		1,926,495
PHILIPPINES — 0.14%
Philippine Government International Bond
3.70%, 03/01/41	600	591,288
3.70%, 02/02/42	300	295,305

Security	Principal (000s)	Value
3.95%, 01/20/40	$200	$203,666
4.00%, 01/15/21[c]	100	103,768
5.00%, 01/13/37	400	469,744
6.38%, 01/15/32	200	257,806
6.38%, 10/23/34	225	298,649
6.50%, 01/20/20	200	215,168
7.75%, 01/14/31	138	194,333
9.50%, 02/02/30	100	155,743
10.63%, 03/16/25	80	117,660

		2,903,130
POLAND — 0.08%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	50,051
3.25%, 04/06/26	605	609,840
4.00%, 01/22/24	436	458,498
5.00%, 03/23/22	200	216,026
6.38%, 07/15/19	300	316,977

		1,651,392
QATAR — 0.09%
Qatar Government International Bond
2.38%, 06/02/21	200	194,294
3.25%, 06/02/26	200	191,034
4.50%, 01/20/22[b]	200	207,686
4.63%, 06/02/46[f]	500	507,995
6.40%, 01/20/40[b]	100	125,473
SoQ Sukuk A QSC
3.24%, 01/18/23	600	591,222

		1,817,704
ROMANIA — 0.04%
Romanian Government International Bond
4.88%, 01/22/24[f]	400	433,712
6.75%, 02/07/22[f]	300	340,569

		774,281
RUSSIA — 0.19%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19	200	201,276
4.25%, 06/23/27[f]	200	205,472
4.50%, 04/04/22[f]	200	209,936
4.75%, 05/27/26[f]	800	850,616
4.88%, 09/16/23[f]	1,000	1,069,060
5.00%, 04/29/20[f]	200	208,632
5.25%, 06/23/47[f]	200	211,400
5.63%, 04/04/42[f]	200	224,964
5.88%, 09/16/43[f]	200	232,086
7.50%, 03/31/30[f,k]	200	228,803
12.75%, 06/24/28[f]	200	344,872

		3,987,117

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
SAUDI ARABIA — 0.14%
KSA Sukuk Ltd.
3.63%, 04/20/27	$1,200	$1,191,036
Saudi Government International Bond
2.38%, 10/26/21	400	388,120
3.25%, 10/26/26	400	386,812
3.63%, 03/04/28[f]	200	195,844
4.50%, 10/26/46[f]	650	635,082

		2,796,894
SERBIA — 0.01%
Serbia International Bond
4.88%, 02/25/20	200	206,522

		206,522
SLOVENIA — 0.01%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	203,498

		203,498
SOUTH AFRICA — 0.08%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	579,576
4.85%, 09/27/27	200	202,830
5.50%, 03/09/20	100	104,822
5.65%, 09/27/47	200	206,514
6.25%, 03/08/41	153	172,064
6.88%, 05/27/19	390	409,430

		1,675,236
SOUTH KOREA — 0.13%
Export-Import Bank of Korea
1.50%, 10/21/19	200	195,516
2.63%, 12/30/20	400	395,912
2.88%, 01/21/25	200	192,354
3.25%, 11/10/25	400	392,336
4.00%, 01/29/21	250	257,023
4.38%, 09/15/21	200	208,598
5.13%, 06/29/20	200	210,040
Korea International Bond
2.75%, 01/19/27[c]	200	193,842
3.88%, 09/11/23[c]	200	208,096
4.13%, 06/10/44[c]	450	506,254

		2,759,971
SRI LANKA — 0.05%
Sri Lanka Government International Bond
5.13%, 04/11/19	200	204,004
6.13%, 06/03/25[f]	200	210,610
6.25%, 07/27/21[f]	400	422,816

Security	Principal (000s)	Value
6.83%, 07/18/26[f]	$200	$219,166

		1,056,596
SUPRANATIONAL — 1.46%
African Development Bank
1.00%, 05/15/19	325	320,190
1.13%, 03/04/19	25	24,735
1.13%, 09/20/19	55	54,023
1.25%, 07/26/21	130	124,452
1.88%, 03/16/20	495	490,659
2.38%, 09/23/21	185	183,835
Asian Development Bank
1.00%, 08/16/19	100	98,170
1.38%, 03/23/20[c]	200	196,256
1.50%, 01/22/20	275	271,001
1.63%, 05/05/20	825	812,773
1.63%, 03/16/21	275	267,996
1.75%, 03/21/19	25	24,894
1.75%, 01/10/20	175	173,327
1.75%, 09/13/22	295	283,519
1.88%, 04/12/19	25	24,923
1.88%, 02/18/22	350	340,655
2.00%, 02/16/22	535	523,401
2.00%, 01/22/25[c]	405	384,475
2.00%, 04/24/26	100	93,836
2.63%, 01/12/27[c]	300	294,285
Corp. Andina de Fomento
2.00%, 05/10/19	100	99,376
2.13%, 09/27/21	75	73,095
4.38%, 06/15/22	100	105,722
Council of Europe Development Bank
1.00%, 02/04/19	25	24,719
1.50%, 05/17/19	150	148,706
1.63%, 03/10/20	420	414,040
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,170	2,101,580
1.75%, 06/14/19	50	49,699
1.75%, 11/26/19	250	247,775
1.88%, 02/23/22	135	131,328
European Investment Bank
1.13%, 08/15/19	300	295,134
1.25%, 05/15/19	680	672,180
1.25%, 12/16/19	525	515,566
1.38%, 06/15/20	760	743,189
1.38%, 09/15/21	100	95,967
1.63%, 03/16/20	100	98,625
1.63%, 08/14/20	500	490,560
1.63%, 12/15/20	150	146,651
1.75%, 06/17/19	380	377,800
1.75%, 05/15/20	2,000	1,974,100
1.88%, 03/15/19	250	249,347
1.88%, 02/10/25	475	446,262
2.00%, 03/15/21	125	123,180
2.00%, 12/15/22[c]	200	193,786
2.13%, 10/15/21	20	19,696
2.13%, 04/13/26	100	94,643
2.25%, 03/15/22	100	98,633
2.25%, 08/15/22[c]	730	717,663
2.38%, 05/24/27	50	47,926

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.50%, 04/15/21	$285	$284,971
2.88%, 09/15/20	250	252,950
3.25%, 01/29/24	450	462,046
4.88%, 02/15/36	225	284,890
Inter-American Development Bank
1.00%, 05/13/19	415	408,904
1.13%, 09/12/19	100	98,271
1.63%, 05/12/20	525	517,172
1.75%, 10/15/19	350	347,196
1.75%, 09/14/22	245	235,435
1.88%, 06/16/20	100	98,988
1.88%, 03/15/21	110	108,026
2.00%, 06/02/26	100	93,725
2.13%, 11/09/20[c]	255	253,019
2.13%, 01/15/25	400	383,080
2.38%, 07/07/27	240	230,191
3.00%, 10/04/23	800	810,664
3.00%, 02/21/24	255	258,307
3.20%, 08/07/42	80	79,836
3.88%, 02/14/20	75	77,373
3.88%, 10/28/41	50	55,786
4.38%, 01/24/44	50	59,825
Series E
3.88%, 09/17/19	75	76,957
Series GDP
1.25%, 10/15/19	150	147,585
International Bank for Reconstruction & Development
0.88%, 08/15/19	475	465,514
1.13%, 11/27/19	615	602,798
1.13%, 08/10/20	100	96,995
1.25%, 07/26/19	500	493,210
1.38%, 05/24/21	305	294,237
1.38%, 09/20/21	50	48,001
1.63%, 09/04/20[c]	395	387,534
1.63%, 03/09/21	130	126,755
1.63%, 02/10/22[c]	250	241,030
1.88%, 03/15/19	25	24,939
1.88%, 10/07/19	200	198,862
1.88%, 04/21/20	535	530,158
1.88%, 10/27/26	2,250	2,081,745
2.00%, 01/26/22	175	171,243
2.13%, 02/13/23	250	243,358
2.13%, 03/03/25	155	148,513
2.50%, 11/25/24	350	343,392
2.50%, 07/29/25	275	269,049
7.63%, 01/19/23	600	736,098
International Finance Corp.
1.63%, 07/16/20	330	324,208
1.75%, 09/16/19	275	273,034
2.13%, 04/07/26	410	388,717
Nordic Investment Bank
1.50%, 09/29/20	250	244,257
2.13%, 02/01/22	200	196,550

		30,339,747

Security	Principal (000s)	Value
SWEDEN — 0.07%
Svensk Exportkredit AB
1.13%, 08/28/19	$700	$687,568
1.75%, 08/28/20	200	196,270
2.38%, 03/09/22	200	197,632
Sweden Government International Bond
1.13%, 03/15/19[b]	200	197,804
1.63%, 04/06/20[b]	250	246,380

		1,525,654
TRINIDAD AND TOBAGO — 0.01%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[f]	200	205,264

		205,264
TURKEY — 0.23%
Export Credit Bank of Turkey
5.38%, 10/24/23	200	202,346
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[f]	200	197,748
Turkey Government International Bond
4.25%, 04/14/26	200	189,154
4.88%, 10/09/26	400	390,472
4.88%, 04/16/43	400	344,196
5.63%, 03/30/21	200	209,650
5.75%, 03/22/24	800	844,416
6.00%, 03/25/27	600	631,698
6.00%, 01/14/41	450	450,567
6.25%, 09/26/22	200	216,166
6.63%, 02/17/45	450	478,534
6.75%, 05/30/40	100	109,143
6.88%, 03/17/36	60	66,262
7.25%, 03/05/38	50	57,416
7.38%, 02/05/25	20	22,928
7.50%, 11/07/19	250	267,257

		4,677,953
UKRAINE — 0.09%
Ukraine Government International Bond
7.38%, 09/25/32[f]	200	202,944
7.75%, 09/01/20[f]	512	549,924
7.75%, 09/01/23[f]	200	217,442
7.75%, 09/01/25[f]	400	431,764
7.75%, 09/01/27[f]	200	213,892
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25	200	222,942

		1,838,908
UNITED ARAB EMIRATES — 0.10%
Abu Dhabi Government International Bond
2.13%, 05/03/21	200	194,748
3.13%, 05/03/26	1,200	1,168,860
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23	200	204,834

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
RAK Capital
3.09%, 03/31/25	$200	$196,280
Sharjah Sukuk Ltd.
3.76%, 09/17/24	200	204,752

		1,969,474
URUGUAY — 0.07%
Uruguay Government International Bond
4.38%, 10/27/27	350	372,214
4.50%, 08/14/24[c]	480	515,477
5.10%, 06/18/50	320	348,954
7.63%, 03/21/36	100	142,392
8.00%, 11/18/22	75	89,029

		1,468,066
VENEZUELA — 0.03%
Venezuela Government International Bond
7.00%, 12/01/18[f,m]	50	16,188
7.00%, 03/31/38[f,m]	75	20,062
7.65%, 04/21/25[f,m]	350	92,750
7.75%, 10/13/19[f,m]	200	52,250
8.25%, 10/13/24[f,m]	250	66,250
9.00%, 05/07/23[f,m]	100	26,625
9.25%, 09/15/27[m]	365	102,200
9.25%, 05/07/28[f,m]	150	40,500
9.38%, 01/13/34[m]	100	27,000
11.75%, 10/21/26[f,m]	200	56,250
11.95%, 08/05/31[f,m]	200	56,750
12.75%, 08/23/22[f,m]	75	21,469

		578,294
VIETNAM — 0.02%
Vietnam Government International Bond
4.80%, 11/19/24[f]	400	426,224

		426,224
ZAMBIA — 0.01%
Zambia Government International Bond
8.97%, 07/30/27[f]	200	223,778

		223,778

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $126,315,867)		125,628,093

MUNICIPAL DEBT OBLIGATIONS — 0.52%

CALIFORNIA — 0.16%
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	110	156,204
Series S-1

Security	Principal (000s)	Value
7.04%, 04/01/50[c]	$50	$78,539
Series S-3
6.91%, 10/01/50	100	155,072
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	72,886
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	75,922
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	50	74,640
Series D
6.57%, 07/01/45	100	146,519
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	217,838
Series RY
6.76%, 07/01/34	100	135,402
Regents of the University of California Medical Center Pooled Revenue RB BAB Series H
6.55%, 05/15/48	50	69,198
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	79,891
State of California Department of Water Resources Power Supply Revenue RB
Series P
2.00%, 05/01/22	80	77,189
State of California GO
2.37%, 04/01/22	100	98,953
State of California GO BAB
7.30%, 10/01/39	400	589,552
7.50%, 04/01/34	100	145,596
7.55%, 04/01/39	355	549,927
7.60%, 11/01/40	100	158,503
7.63%, 03/01/40	35	54,112
University of California RB
Series AQ
4.77%, 05/15/15	100	105,026
Series AX
3.06%, 07/01/25 (Call 04/01/25)	50	49,304
University of California RB BAB
5.77%, 05/15/43	100	126,283

		3,216,556
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	90	106,348
State of Connecticut GO BAB
5.09%, 10/01/30	50	53,887

		160,235
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	150	151,327

		151,327

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	$100	$123,620
Project M, Series 2010-A
6.66%, 04/01/57	100	122,345
Project P, Series 2010A
7.06%, 04/01/57	25	29,850

		275,815
ILLINOIS — 0.05%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	180	224,788
State of Illinois GO
4.95%, 06/01/23[c]	50	51,344
5.10%, 06/01/33[c]	750	727,927
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	50	56,269

		1,060,328
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	145	180,367

		180,367
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 08/15/57 (Call 02/15/57)	200	194,786

		194,786
NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	50	61,975
Series B
0.00%, 02/15/22 (AGM)[i]	100	87,348
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	135	197,271
Series F
7.41%, 01/01/40	305	459,897
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	50	56,088

		862,579

Security	Principal (000s)	Value
NEW YORK — 0.09%
City of New York NY GO BAB Series A-2
5.21%, 10/01/31	$135	$157,688
Metropolitan Transportation Authority RB BAB Series 2010-A
6.67%, 11/15/39	150	207,042
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	100	123,240
Series C-2
5.77%, 08/01/36	40	48,700
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	127,415
5.72%, 06/15/42	250	328,285
5.88%, 06/15/44	115	154,331
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	50	60,474
Series D
5.60%, 03/15/40	40	49,590
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	29,971
5.65%, 11/01/40 (GOI)	25	31,889
Series 174
4.46%, 10/01/62	400	448,368
Series 181
4.96%, 08/01/46	100	120,266

		1,887,259
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	75	88,562
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB Series B-2
4.88%, 12/01/34	50	55,727

		144,289
OREGON — 0.03%
Oregon School Boards Association GOL Series B
5.68%, 06/30/28 (NPFGC)	100	114,832
State of Oregon GO
5.89%, 06/01/27	340	401,788

		516,620
TENNESSEE — 0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series 2016B
4.05%, 07/01/26 (Call 04/01/26)	250	259,585

		259,585
TEXAS — 0.06%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	200	252,580

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	$50	$67,012
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	50	62,527
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	200	293,116
Permanent University Fund — Texas A&M University System RB Series B
3.66%, 07/01/47 (Call 07/01/27)	100	97,841
Permanent University Fund — University of Texas System RB Series A
3.38%, 07/01/47 (Call 01/01/47)	120	115,054
State of Texas GO BAB
5.52%, 04/01/39	100	128,000
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	265	308,465

		1,324,595
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	36,479
State of Washington GO BAB Series F
5.14%, 08/01/40	100	121,802

		158,281
WISCONSIN — 0.01%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	20	22,474
Series C
3.15%, 05/01/27	250	247,290

		269,764

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $10,724,758)		10,662,386

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.18%

MORTGAGE-BACKED SECURITIES — 23.31%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	59	58,558
2.50%, 12/01/31	564	555,057
2.50%, 02/01/32	519	511,088
2.50%, 02/01/33[o]	13,155	12,951,509
2.50%, 02/01/48[o]	750	707,695
3.00%, 05/01/29	54	54,765
3.00%, 05/01/30	125	126,136
3.00%, 06/01/30	64	64,472
3.00%, 07/01/30	138	138,738
3.00%, 12/01/30	1,545	1,553,762

Security	Principal (000s)	Value
3.00%, 02/01/31	$48	$47,895
3.00%, 05/01/31	52	52,125
3.00%, 06/01/31	34	34,650
3.00%, 02/01/33[o]	9,499	9,543,527
3.00%, 12/01/46	2,795	2,745,540
3.00%, 05/01/47	923	907,321
3.00%, 02/01/48[o]	19,918	19,510,303
3.50%, 05/01/32	164	169,306
3.50%, 09/01/32	144	148,077
3.50%, 02/01/33[o]	3,798	3,891,763
3.50%, 04/01/43	47	48,125
3.50%, 01/01/44	147	148,956
3.50%, 09/01/44	40	40,206
3.50%, 12/01/45	302	305,957
3.50%, 01/01/46	32	32,180
3.50%, 03/01/46	218	221,676
3.50%, 05/01/46	280	284,147
3.50%, 07/01/46	413	417,433
3.50%, 08/01/46	443	447,419
3.50%, 09/01/46	215	218,175
3.50%, 11/01/46	120	120,865
3.50%, 12/01/46	3,523	3,563,993
3.50%, 02/01/47	1,553	1,569,603
3.50%, 03/01/47	300	302,804
3.50%, 04/01/47	316	319,011
3.50%, 05/01/47	297	301,152
3.50%, 08/01/47	24	24,399
3.50%, 09/01/47	3,998	4,038,978
3.50%, 02/01/48[o]	17,669	17,837,408
4.00%, 02/01/33[o]	615	627,684
4.00%, 07/01/44	77	79,822
4.00%, 06/01/45	25	25,491
4.00%, 08/01/45	225	232,915
4.00%, 01/01/46	408	421,778
4.00%, 03/01/46	21	22,133
4.00%, 05/01/46	71	73,173
4.00%, 11/01/46	1,208	1,250,131
4.00%, 02/01/47	484	501,027
4.00%, 03/01/47	406	420,275
4.00%, 05/01/47	248	257,036
4.00%, 06/01/47	760	786,309
4.00%, 09/01/47	2,980	3,085,061
4.00%, 10/01/47	269	278,757
4.00%, 11/01/47	1,450	1,500,264
4.00%, 12/01/47	819	847,855
4.00%, 02/01/48[o]	4,608	4,761,403
4.50%, 02/01/33[o]	175	176,477
4.50%, 05/01/42	235	249,472
4.50%, 01/01/45	175	186,268
4.50%, 04/01/46	39	40,362
4.50%, 05/01/46	31	32,725
4.50%, 07/01/46	15	16,256
4.50%, 09/01/46	179	192,102
4.50%, 03/01/47	41	43,372
4.50%, 05/01/47	958	1,011,627
4.50%, 06/01/47	323	342,683
4.50%, 08/01/47	387	408,655
4.50%, 10/01/47	560	590,612
4.50%, 11/01/47	563	594,026
4.50%, 12/01/47	124	130,366

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.50%, 01/01/48	$1,959	$2,067,867
4.50%, 02/01/48[o]	1,875	1,974,902
5.00%, 09/01/47	88	94,796
5.00%, 02/01/48[o]	1,636	1,747,197
5.50%, 02/01/48[o]	1,225	1,327,402
Federal National Mortgage Association
2.50%, 12/01/29	232	230,353
2.50%, 03/01/30	297	293,228
2.50%, 07/01/30	285	281,675
2.50%, 08/01/30	81	80,314
2.50%, 12/01/30	102	100,316
2.50%, 01/01/31	83	81,691
2.50%, 10/01/31	2,249	2,230,693
2.50%, 02/01/32	979	964,803
2.50%, 02/01/33[o]	9,209	9,069,426
2.50%, 02/01/48[o]	1,005	947,841
3.00%, 10/01/27	165	165,760
3.00%, 04/01/30	220	221,145
3.00%, 07/01/30	184	184,836
3.00%, 08/01/30	674	678,330
3.00%, 09/01/30	1,198	1,205,514
3.00%, 10/01/30	483	485,632
3.00%, 11/01/30	124	125,201
3.00%, 12/01/30	264	265,261
3.00%, 03/01/31	50	50,255
3.00%, 09/01/31	36	35,945
3.00%, 10/01/31	143	143,898
3.00%, 01/01/32	346	347,738
3.00%, 02/01/32	81	81,588
3.00%, 03/01/32	122	122,812
3.00%, 11/01/32	559	561,844
3.00%, 01/01/33	998	1,003,655
3.00%, 02/01/33[o]	11,891	11,950,455
3.00%, 01/01/37	670	668,339
3.00%, 12/01/42	738	728,768
3.00%, 11/01/45	109	107,515
3.00%, 10/01/46	108	106,540
3.00%, 12/01/46	2,108	2,067,753
3.00%, 01/01/47	661	649,838
3.00%, 02/01/48[o]	33,875	33,192,207
3.50%, 01/01/27	14	14,248
3.50%, 12/01/29	35	35,793
3.50%, 07/01/30	630	647,435
3.50%, 10/01/30	78	80,412
3.50%, 03/01/31	495	506,634
3.50%, 06/01/31	402	414,115
3.50%, 01/01/32	186	192,098
3.50%, 05/01/32	324	334,474
3.50%, 06/01/32	297	306,536
3.50%, 07/01/32	174	179,245
3.50%, 08/01/32	137	140,915
3.50%, 10/01/32	406	417,645
3.50%, 11/01/32	254	260,707
3.50%, 02/01/33[o]	3,251	3,326,687
3.50%, 10/01/44	1,694	1,719,230
3.50%, 03/01/45	299	303,706
3.50%, 05/01/45	156	157,587

Security	Principal (000s)	Value
3.50%, 07/01/45	$373	$377,986
3.50%, 10/01/45	474	481,540
3.50%, 11/01/45	406	410,242
3.50%, 12/01/45	3,928	3,970,459
3.50%, 03/01/46	2,805	2,833,399
3.50%, 04/01/46	87	87,483
3.50%, 05/01/46	135	136,657
3.50%, 06/01/46	324	327,057
3.50%, 07/01/46	255	258,303
3.50%, 08/01/46	486	490,783
3.50%, 09/01/46	815	826,666
3.50%, 10/01/46	50	50,533
3.50%, 11/01/46	241	243,029
3.50%, 12/01/46	447	453,136
3.50%, 01/01/47	636	642,701
3.50%, 04/01/47	1,671	1,691,425
3.50%, 05/01/47	409	415,381
3.50%, 06/01/47	1,625	1,644,762
3.50%, 07/01/47	883	896,004
3.50%, 08/01/47	1,398	1,413,397
3.50%, 09/01/47	2,790	2,817,999
3.50%, 10/01/47	49	49,843
3.50%, 11/01/47	5,218	5,269,940
3.50%, 12/01/47	1,584	1,599,665
3.50%, 02/01/48[o]	42,533	42,925,101
4.00%, 02/01/33[o]	3,419	3,485,243
4.00%, 06/01/42	5,336	5,553,451
4.00%, 10/01/44	28	29,038
4.00%, 12/01/44	252	262,854
4.00%, 02/01/45	571	597,940
4.00%, 05/01/45	321	335,589
4.00%, 09/01/45	178	183,558
4.00%, 01/01/46	210	217,378
4.00%, 04/01/46	73	75,472
4.00%, 07/01/46	636	657,567
4.00%, 08/01/46	55	57,358
4.00%, 03/01/47	251	260,096
4.00%, 04/01/47	3,426	3,554,215
4.00%, 05/01/47	718	748,038
4.00%, 06/01/47	681	709,676
4.00%, 07/01/47	1,717	1,778,406
4.00%, 08/01/47	1,637	1,698,410
4.00%, 09/01/47	1,061	1,099,703
4.00%, 10/01/47	3,196	3,310,766
4.00%, 11/01/47	2,534	2,625,110
4.00%, 12/01/47	1,463	1,523,906
4.00%, 02/01/48[o]	7,789	8,042,843
4.50%, 02/01/33[o]	785	785,981
4.50%, 06/01/41	36	38,024
4.50%, 01/01/42	32	34,625
4.50%, 09/01/42	141	149,466
4.50%, 08/01/43	339	358,566
4.50%, 04/01/44	509	537,332
4.50%, 02/01/45	166	177,375
4.50%, 08/01/45	205	219,374
4.50%, 12/01/45	184	195,991
4.50%, 02/01/46	490	521,399
4.50%, 08/01/46	28	29,396
4.50%, 10/01/46	80	85,090
4.50%, 01/01/47	47	49,743

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
4.50%, 06/01/47	$439	$465,845
4.50%, 10/01/47	1,072	1,133,123
4.50%, 11/01/47	644	680,459
4.50%, 12/01/47	614	649,306
4.50%, 01/01/48	6,232	6,593,895
4.50%, 02/01/48[o]	1,476	1,555,796
5.00%, 02/01/33[o]	293	296,800
5.00%, 06/01/39	23	24,743
5.00%, 02/01/41	98	105,593
5.00%, 04/01/41	1,043	1,132,568
5.00%, 10/01/41	43	46,088
5.00%, 01/01/42	130	140,102
5.00%, 05/01/42	99	106,587
5.00%, 06/01/47	424	454,798
5.00%, 09/01/47	600	642,742
5.00%, 10/01/47	497	532,564
5.00%, 02/01/48[o]	11,191	11,942,895
5.50%, 02/01/48[o]	3,455	3,750,834
Series 2014-M02, Class ASV2
2.78%, 06/25/21	351	351,667
Series 2014-M13, Class A2
3.02%, 08/25/24	10	10,041
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2
2.87%, 12/25/21	1,250	1,255,921
Series K020, Class A2
2.37%, 05/25/22	50	49,240
Series K028, Class A2
3.11%, 02/25/23	2,700	2,736,398
Series K034, Class A2
3.53%, 07/25/23	1,000	1,032,849
Series K036, Class A2
3.53%, 10/25/23	750	775,173
Government National Mortgage Association
2.50%, 05/20/45	203	194,887
2.50%, 02/01/48[o]	900	860,484
3.00%, 03/15/43	27	27,281
3.00%, 11/20/43	63	62,292
3.00%, 12/20/43	79	78,510
3.00%, 06/20/45	375	372,217
3.00%, 11/20/45	104	102,834
3.00%, 12/20/45	211	208,944
3.00%, 12/20/46	1,601	1,586,413
3.00%, 02/01/48[o]	48,311	47,827,890
3.50%, 05/20/45	728	742,945
3.50%, 09/20/45	1,457	1,486,730
3.50%, 10/20/45	266	271,640
3.50%, 10/20/46	734	748,363
3.50%, 02/20/47	2,127	2,167,173
3.50%, 04/20/47	582	594,234
3.50%, 07/20/47	2,706	2,757,313
3.50%, 08/20/47	1,271	1,296,641
3.50%, 10/20/47	6,311	6,432,649
3.50%, 11/20/47	70	70,844
3.50%, 12/20/47	963	984,159
3.50%, 02/01/48[o]	29,265	29,786,283
4.00%, 09/20/45	599	623,674

Security	Principal (000s)	Value
4.00%, 10/20/45	$25	$26,049
4.00%, 01/20/46	96	100,231
4.00%, 03/20/46	71	73,795
4.00%, 07/20/46	114	118,474
4.00%, 09/20/46	28	28,966
4.00%, 11/20/46	310	321,683
4.00%, 12/15/46	200	208,460
4.00%, 09/20/47	1,395	1,449,358
4.00%, 11/20/47	1,566	1,626,589
4.00%, 12/20/47	1,721	1,787,876
4.00%, 02/01/48[o]	29,364	30,373,387
4.50%, 04/15/40	38	40,037
4.50%, 11/20/45	220	233,172
4.50%, 08/20/46	221	234,415
4.50%, 09/20/46	36	37,927
4.50%, 10/20/46	199	211,074
4.50%, 11/20/46	99	104,484
4.50%, 09/20/47	710	746,244
4.50%, 10/20/47	242	253,819
4.50%, 12/20/47	1,647	1,730,322
4.50%, 01/20/48	1,725	1,812,268
4.50%, 02/01/48[o]	4,152	4,337,542
5.00%, 07/20/46	55	57,932
5.00%, 09/20/47	92	96,955
5.00%, 02/01/48[o]	2,189	2,297,766

		483,243,413
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.38%
Federal Farm Credit Banks
1.68%, 10/13/20	250	245,520
Federal Home Loan Banks
0.88%, 08/05/19	250	245,340
1.00%, 09/26/19	200	196,364
1.13%, 07/14/21	700	670,292
1.38%, 03/18/19	100	99,328
1.38%, 05/28/19	200	198,242
1.38%, 09/13/19	150	148,152
1.38%, 11/15/19	200	197,330
1.38%, 02/18/21	1,600	1,554,224
1.50%, 10/21/19	1,250	1,236,625
1.63%, 06/14/19	150	149,063
1.75%, 06/12/20	225	222,343
1.88%, 03/13/20	150	148,931
1.88%, 11/29/21	250	244,858
2.00%, 09/13/19	250	249,420
2.00%, 09/09/22	250	244,275
2.50%, 12/08/23	550	544,461
2.75%, 12/13/24	1,140	1,134,824
2.88%, 09/11/20	500	507,100
2.88%, 09/13/24	250	251,990
5.50%, 07/15/36	25	33,489
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29[i]	200	134,872
0.88%, 10/12/18	750	745,057
1.25%, 08/01/19	300	296,292
1.38%, 05/01/20	3,290	3,231,076
1.75%, 05/30/19	200	199,210
2.38%, 01/13/22	1,625	1,620,417
6.25%, 07/15/32	700	954,912

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
6.75%, 09/15/29	$1,500	$2,036,760
Federal National Mortgage Association
1.13%, 12/14/18	500	496,675
1.25%, 05/06/21	300	289,554
1.25%, 08/17/21	350	336,150
1.38%, 02/26/21	450	436,936
1.50%, 06/22/20	1,430	1,405,976
1.63%, 01/21/20	193	190,995
1.75%, 09/12/19	2,200	2,186,822
1.88%, 09/18/18	450	450,297
1.88%, 04/05/22	500	487,775
2.00%, 01/05/22	850	835,329
2.13%, 04/24/26	2,300	2,184,402
2.38%, 01/19/23	150	148,479
2.63%, 09/06/24	680	676,512
6.25%, 05/15/29	500	651,445
6.63%, 11/15/30	140	192,045

		28,710,159
U.S. GOVERNMENT OBLIGATIONS — 31.49%
U.S. Treasury Note/Bond
0.75%, 07/15/19	4,000	3,925,448
0.88%, 10/15/18	2,000	1,987,173
0.88%, 04/15/19	500	493,320
0.88%, 05/15/19	5,500	5,420,898
0.88%, 07/31/19	4,400	4,323,650
1.00%, 11/15/19	4,200	4,119,125
1.00%, 11/30/19	13,000	12,740,604
1.13%, 01/15/19	1,000	992,455
1.13%, 05/31/19	3,000	2,964,775
1.13%, 03/31/20	2,500	2,444,492
1.13%, 04/30/20	500	488,294
1.13%, 02/28/21	1,000	964,444
1.13%, 07/31/21	2,500	2,394,865
1.13%, 08/31/21	3,650	3,491,320
1.13%, 09/30/21	2,000	1,910,517
1.25%, 11/15/18	5,200	5,175,627
1.25%, 12/15/18	7,500	7,458,377
1.25%, 01/31/20	9,250	9,088,733
1.25%, 02/29/20	5,200	5,103,705
1.25%, 03/31/21	4,600	4,447,792
1.25%, 10/31/21	1,400	1,342,006
1.38%, 12/31/18	7,700	7,662,402
1.38%, 12/15/19	8,000	7,890,638
1.38%, 01/15/20	4,800	4,730,474
1.38%, 02/29/20	7,000	6,887,959
1.38%, 05/31/20	1,700	1,667,728
1.38%, 08/31/20	2,000	1,956,548
1.38%, 04/30/21	8,750	8,485,455
1.38%, 06/30/23	1,750	1,644,793
1.38%, 09/30/23	4,900	4,587,790
1.50%, 12/31/18	8,000	7,970,067
1.50%, 02/28/19	10,000	9,949,865
1.50%, 05/31/19	3,700	3,674,813
1.50%, 10/31/19	7,950	7,867,345
1.50%, 11/30/19	5,500	5,438,797

Security	Principal (000s)	Value
1.50%, 05/15/20	$3,000	$2,953,244
1.50%, 05/31/20	6,200	6,100,264
1.50%, 06/15/20	2,250	2,212,932
1.50%, 08/15/20	1,400	1,374,505
1.50%, 01/31/22	4,900	4,725,435
1.50%, 03/31/23	2,250	2,136,471
1.50%, 08/15/26	700	635,400
1.63%, 04/30/19	1,950	1,940,704
1.63%, 06/30/19	5,000	4,970,931
1.63%, 07/31/19	11,150	11,078,336
1.63%, 12/31/19	12,600	12,479,531
1.63%, 06/30/20	8,500	8,380,929
1.63%, 07/31/20	3,500	3,448,355
1.63%, 11/30/20	7,550	7,413,823
1.63%, 04/30/23	1,600	1,527,299
1.63%, 02/15/26	6,550	6,040,555
1.63%, 05/15/26	6,300	5,794,445
1.75%, 09/30/19	1,200	1,193,337
1.75%, 12/31/20	3,900	3,840,146
1.75%, 11/30/21	11,950	11,657,447
1.75%, 02/28/22	7,900	7,688,620
1.75%, 03/31/22	1,000	972,424
1.75%, 04/30/22	1,300	1,262,867
1.75%, 05/31/22	500	485,143
1.75%, 09/30/22	9,700	9,378,161
1.75%, 01/31/23	2,600	2,505,150
1.88%, 12/31/19	3,000	2,985,161
1.88%, 06/30/20	1,400	1,388,541
1.88%, 11/30/21	2,000	1,961,121
1.88%, 01/31/22	2,200	2,152,568
1.88%, 02/28/22	3,000	2,932,880
1.88%, 05/31/22	6,600	6,441,179
1.88%, 07/31/22	3,200	3,115,989
1.88%, 08/31/22	7,368	7,170,075
1.88%, 09/30/22	28,000	27,221,188
1.88%, 10/31/22	3,000	2,915,727
2.00%, 11/30/20	12,000	11,904,942
2.00%, 02/28/21	1,350	1,337,140
2.00%, 08/31/21	3,105	3,062,605
2.00%, 12/31/21	4,000	3,935,454
2.00%, 10/31/22	1,200	1,172,450
2.00%, 11/30/22	6,500	6,347,448
2.00%, 02/15/23	1,000	974,717
2.00%, 05/31/24	1,250	1,203,809
2.00%, 06/30/24	4,000	3,848,753
2.00%, 02/15/25	7,811	7,476,012
2.00%, 08/15/25	11,700	11,151,511
2.00%, 11/15/26	1,750	1,652,203
2.13%, 08/31/20	4,900	4,884,624
2.13%, 01/31/21	4,050	4,028,693
2.13%, 06/30/21	7,833	7,769,816
2.13%, 08/15/21	3,950	3,915,075
2.13%, 09/30/21	3,000	2,970,360
2.13%, 12/31/21	5,500	5,437,209
2.13%, 06/30/22	5,950	5,861,222
2.13%, 12/31/22	9,000	8,833,168
2.13%, 11/30/23	2,000	1,949,173
2.13%, 02/29/24	2,000	1,944,383
2.13%, 03/31/24	300	291,468
2.13%, 11/30/24	5,000	4,833,394

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Security	Principal (000s)	Value
2.13%, 05/15/25	$1,900	$1,830,394
2.25%, 03/31/21	3,200	3,191,349
2.25%, 04/30/21	5,500	5,483,428
2.25%, 07/31/21	1,000	995,507
2.25%, 12/31/23	2,000	1,960,932
2.25%, 01/31/24	5,100	4,997,179
2.25%, 11/15/24	2,840	2,767,456
2.25%, 11/15/25	5,350	5,181,936
2.25%, 02/15/27	6,050	5,823,674
2.25%, 11/15/27	5,500	5,279,479
2.25%, 08/15/46	1,500	1,300,604
2.38%, 12/31/20	1,550	1,553,216
2.38%, 01/31/23	4,500	4,468,647
2.38%, 08/15/24	2,200	2,163,984
2.38%, 05/15/27	3,000	2,915,701
2.50%, 08/15/23	2,950	2,939,279
2.50%, 05/15/24	3,050	3,026,858
2.50%, 02/15/45	100	91,923
2.50%, 02/15/46	3,920	3,591,333
2.50%, 05/15/46	4,663	4,269,154
2.63%, 11/15/20	9,650	9,737,597
2.75%, 08/15/42	4,250	4,131,683
2.75%, 11/15/42	7,000	6,800,176
2.75%, 08/15/47	2,400	2,309,034
2.75%, 11/15/47	4,500	4,330,369
2.88%, 05/15/43	600	595,626
2.88%, 08/15/45	5,400	5,340,637
2.88%, 11/15/46	8,050	7,949,561
3.00%, 05/15/42	3,500	3,559,925
3.00%, 11/15/44	1,660	1,682,771
3.00%, 05/15/45	700	709,297
3.00%, 11/15/45	1,800	1,823,344
3.00%, 02/15/47	3,050	3,086,992
3.00%, 05/15/47	3,100	3,135,588
3.13%, 05/15/21	2,800	2,867,433
3.13%, 11/15/41	6,010	6,244,475
3.13%, 02/15/42	1,500	1,558,673
3.13%, 02/15/43	500	518,862
3.13%, 08/15/44	580	601,386
3.38%, 05/15/44	1,120	1,212,817
3.50%, 05/15/20	11,738	12,074,924
3.50%, 02/15/39	1,750	1,927,483
3.63%, 02/15/44	700	789,781
3.75%, 08/15/41	2,300	2,636,124
3.75%, 11/15/43	3,000	3,450,123
3.88%, 08/15/40	1,700	1,978,589
4.25%, 05/15/39	1,425	1,740,567
4.25%, 11/15/40	2,500	3,069,182
4.38%, 02/15/38	1,000	1,234,486
4.38%, 11/15/39	1,000	1,243,927
4.38%, 05/15/40	1,150	1,432,679
4.38%, 05/15/41	3,450	4,318,378
4.50%, 02/15/36	3,400	4,224,044
4.50%, 05/15/38	1,800	2,260,294
4.63%, 02/15/40	800	1,028,808
4.75%, 02/15/41	2,050	2,692,302
5.00%, 05/15/37	2,150	2,846,214

Security	Principal or Shares (000s)	Value
5.38%, 02/15/31	$3,450	$4,446,045
6.00%, 02/15/26	1,700	2,109,259
6.38%, 08/15/27	1,000	1,309,064
6.50%, 11/15/26	1,000	1,297,664
6.63%, 02/15/27	2,000	2,633,458
7.25%, 08/15/22	500	602,782
7.63%, 11/15/22	2,000	2,463,994
8.00%, 11/15/21	400	480,819
8.13%, 05/15/21	600	709,461
8.50%, 02/15/20	1,972	2,222,414
8.75%, 05/15/20	2,500	2,869,265
9.00%, 11/15/18	1,800	1,898,779

		652,977,994

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,183,631,897)		1,164,931,566

SHORT-TERM INVESTMENTS — 18.38%

MONEY MARKET FUNDS — 18.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[j,p]	360,020	360,092,070
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[j,p,q]	20,999	20,999,047

		381,091,117

TOTAL SHORT-TERM INVESTMENTS (Cost: $381,079,634)		381,091,117

TOTAL INVESTMENTS IN SECURITIES — 117.21% (Cost: $2,451,936,189)		2,430,217,824
Other Assets, Less Liabilities — (17.21)%		(356,761,413)

NET ASSETS — 100.00%		$2,073,456,411

BAB  —  Build America Bond

CMT  —  Constant Maturity Treasury

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[e]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Floating rate security. Rate shown is the rate in effect as of period end.
[h]	Security is perpetual in nature with no stated maturity date.
[i]	Zero-coupon bond.
[j]	Affiliate of the Fund.
[k]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[l]	Non-income producing security.
[m]	Issuer is in default of interest payments.
[n]	Investments are denominated in U.S. dollars.
[o]	To-be-announced (TBA).
[p]	Annualized 7-day yield as of period end.
[q]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	172,184	187,836	[a]	—	360,020	$360,092,070	$1,288,288[b]	$(6,610)	$7,619
BlackRock Cash Funds: Treasury, SL Agency Shares	10,526	10,473	[a]	—	20,999	20,999,047	288	—	—
PNC Bank N.A.
2.15%, 04/29/21	$—	$350		$—	$350	343,399	—	—	(616)
2.20%, 01/28/19	500	—		(500)	—	—	2,049	(2,480)	1,415
2.45%, 11/05/20	300	—		—	300	298,230	1,810	—	(4,158)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—		—	25	24,779	178	—	(548)
3.15%, 05/19/27	—	35		—	35	34,254	118	—	(733)
3.90%, 04/29/24	50	—		—	50	51,540	397	—	(945)

						$381,843,319	$1,293,128	$(9,090)	$2,034

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-backed securities	$—	$5,599,300	$—	$5,599,300
Collateralized mortgage obligations	—	27,526,369	—	27,526,369
Corporate bonds & notes	—	714,778,993	—	714,778,993
Foreign government obligations	—	125,628,093	—	125,628,093
Municipal debt obligations	—	10,662,386	—	10,662,386
U.S. government & agency obligations	—	1,164,931,566	—	1,164,931,566
Money market funds	381,091,117	—	—	381,091,117

Total	$381,091,117	$2,049,126,707	$—	$2,430,217,824

248

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 100.05%

EXCHANGE-TRADED FUNDS — 100.05%
iShares International High Yield Bond ETF[a]	49,474	$2,795,281

		2,795,281

TOTAL INVESTMENT COMPANIES (Cost: $2,526,595)		2,795,281

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	1,465	1,465

		1,465

Security	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,465)	$1,465

TOTAL INVESTMENTS IN SECURITIES — 100.10% (Cost: $2,528,060)	2,796,746
Other Assets, Less Liabilities — (0.10)%	(2,714)

NET ASSETS — 100.00%	$2,794,032

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased	Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—[a]	—	—	$—	$11[b]	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	623	842[a]	—	1,465	1,465	2	—	—
iShares International High Yield Bond ETF	26,248	25,718	(2,492)	49,474	2,795,281	—	906	92,385

					$2,796,746	$13	$906	$92,385

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Forward Currency Contracts

Forward currency contracts outstanding as of January 31, 2018 were as follows:

	Currency purchased		Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	30,000	USD	24,327	MS	02/02/2018	$64
EUR	2,138,000	USD	2,652,648	MS	02/02/2018	1,785
GBP	143,000	USD	201,931	MS	02/02/2018	1,107
USD	2,663,414	EUR	2,138,000	MS	02/02/2018	8,980
USD	2,844	GBP	2,000	MS	02/02/2018	5
USD	200,509	GBP	141,000	MS	02/02/2018	310

						12,251

EUR	2,138,000	USD	2,663,414	MS	02/02/2018	(8,980)
GBP	143,000	USD	203,353	MS	02/02/2018	(315)
USD	23,927	CAD	30,000	MS	02/02/2018	(463)
USD	2,587,257	EUR	2,138,000	MS	02/02/2018	(67,177)
USD	196,126	GBP	143,000	MS	02/02/2018	(6,912)
CAD	1,000	USD	815	MS	03/02/2018	(2)
EUR	20,000	USD	24,959	MS	03/02/2018	(85)
GBP	1,000	USD	1,424	MS	03/02/2018	(2)
USD	24,334	CAD	30,000	MS	03/02/2018	(65)
USD	2,614,330	EUR	2,103,000	MS	03/02/2018	(1,255)
USD	199,337	GBP	141,000	MS	03/02/2018	(1,068)

						(86,324)

	Net unrealized depreciation					$(74,073)

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$2,795,281	$—	$—	$2,795,281
Money market funds	1,465	—	—	1,465

Total	$2,796,746	$—	$—	$2,796,746

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$12,251	$—	$12,251
Liabilities
Forward currency contracts	—	(86,324)	—	(86,324)

Total	$—	$(74,073)	$—	$(74,073)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

251

Schedule of Investments (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.39%

ADVERTISING — 0.07%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$100	$102,227

		102,227

AEROSPACE & DEFENSE — 1.72%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	105,475
General Dynamics Corp.
2.38%, 11/15/24 (Call 09/15/24)[a]	200	192,728
Harris Corp.
2.00%, 04/27/18	45	44,981
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	40	40,330
4.95%, 02/15/21 (Call 11/15/20)	200	210,422
5.20%, 10/15/19	100	104,168
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	540	539,552
3.35%, 09/15/21	200	203,732
3.55%, 01/15/26 (Call 10/15/25)	225	229,518
Northrop Grumman Corp.
1.75%, 06/01/18	200	199,940
2.55%, 10/15/22 (Call 09/15/22)	300	293,118
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	200	197,742
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a,b]	35	38,146
TransDigm Inc.
6.50%, 05/15/25 (Call 05/15/20)	150	153,729

		2,553,581
AGRICULTURE — 1.85%
Alliance One International Inc.
9.88%, 07/15/21 (Call 03/05/18)[a]	50	47,448
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	150,285
2.85%, 08/09/22	150	149,223
9.25%, 08/06/19	650	714,681
BAT Capital Corp.
2.30%, 08/14/20[b]	190	187,724
2.76%, 08/15/22 (Call 07/15/22)[b]	255	250,423
Philip Morris International Inc.
2.00%, 02/21/20	300	296,940
2.13%, 05/10/23 (Call 03/10/23)	70	66,667
2.63%, 02/18/22 (Call 01/18/22)	150	148,411
2.75%, 02/25/26 (Call 11/25/25)[a]	270	258,817
Reynolds American Inc.
2.30%, 06/12/18[a]	140	140,148
4.00%, 06/12/22	100	103,309
8.13%, 06/23/19	100	107,388

Security	Principal (000s)	Value
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	$120	$124,974

		2,746,438

AIRLINES — 0.17%
Delta Air Lines Inc.
2.60%, 12/04/20	145	143,885
United Continental Holdings Inc.
5.00%, 02/01/24[a]	100	101,280

		245,165

AUTO MANUFACTURERS — 2.86%
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[a]	200	211,520
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	200	198,238
3.34%, 03/28/22 (Call 02/28/22)	600	598,350
5.00%, 05/15/18	950	957,724
General Motors Co.
4.00%, 04/01/25[a]	100	100,506
General Motors Financial Co. Inc.
2.40%, 05/09/19[a]	65	64,838
2.45%, 11/06/20	300	296,094
3.15%, 06/30/22 (Call 05/30/22)	300	296,562
3.20%, 07/06/21 (Call 06/06/21)[a]	55	55,016
3.25%, 01/05/23 (Call 12/05/22)	200	197,422
3.45%, 04/10/22 (Call 02/10/22)	100	100,234
3.50%, 07/10/19	650	657,462
4.00%, 01/15/25 (Call 10/15/24)	100	101,125
4.20%, 03/01/21 (Call 02/01/21)	100	103,037
5.25%, 03/01/26 (Call 12/01/25)	60	64,691
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[b]	70	73,364
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	178,980

		4,255,163

AUTO PARTS & EQUIPMENT — 0.63%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	100	100,804
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[a,b]	65	67,887
IHO Verwaltungs GmbH (5.25% PIK)
4.50%, 09/15/23 (Call 09/15/19)[b,c]	200	203,036
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	200	197,994
5.25%, 01/15/25 (Call 01/15/20)	100	105,846
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[b]	100	103,897
ZF North America Capital Inc.
4.75%, 04/29/25[b]	150	154,554

		934,018

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
BANKS — 20.93%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	$250	$248,102
Banco Santander SA
3.50%, 04/11/22	200	202,094
Bank of America Corp.
3.30%, 01/11/23	200	201,856
4.25%, 10/22/26	100	103,462
5.65%, 05/01/18	250	252,290
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[d]	155	153,312
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[b,d]	706	699,773
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[d]	590	584,820
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[d]	250	246,648
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[d]	200	197,936
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[d]	300	300,792
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[d]	200	203,626
Bank of Montreal
1.50%, 07/18/19	140	138,116
1.90%, 08/27/21[a]	100	96,947
2.10%, 12/12/19	100	99,165
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250	249,502
2.60%, 08/17/20 (Call 07/17/20)	120	120,096
Bank of Nova Scotia (The)
2.45%, 03/22/21[a]	100	99,095
2.70%, 03/07/22[a]	300	296,307
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	200	198,696
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	199,868
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.40%, 12/12/18	100	100,192
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	400	399,116
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	227,245
2.50%, 05/12/20 (Call 04/12/20)	85	84,400
3.20%, 01/30/23 (Call 12/30/22)	200	198,820
3.30%, 10/30/24 (Call 09/30/24)	300	294,945
3.50%, 06/15/23	250	251,472
Capital One N.A./Mclean VA
2.35%, 01/31/20 (Call 12/31/19)	250	247,975
2.65%, 08/08/22 (Call 07/08/22)	250	244,145
CIT Group Inc.
3.88%, 02/19/19	100	100,966
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	300	296,916
Citigroup Inc.
1.70%, 04/27/18	100	99,945
2.05%, 12/07/18[a]	100	99,970
2.05%, 06/07/19	100	99,133

Security	Principal (000s)	Value
2.50%, 09/26/18	$250	$250,517
2.75%, 04/25/22 (Call 03/25/22)[a]	200	197,206
2.90%, 12/08/21 (Call 11/08/21)	800	797,640
4.50%, 01/14/22[a]	350	368,847
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[d]	800	787,568
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	248,935
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	249,457
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250	253,210
3.75%, 03/26/25	500	500,590
Deutsche Bank AG/New York NY
3.15%, 01/22/21	200	199,758
3.30%, 11/16/22	500	494,115
Discover Bank
2.00%, 02/21/18	250	249,980
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,112
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	545	532,013
2.55%, 10/23/19	250	249,505
2.63%, 01/31/19	250	250,900
2.75%, 09/15/20 (Call 08/15/20)	130	129,826
3.20%, 02/23/23 (Call 01/23/23)	200	199,234
3.50%, 01/23/25 (Call 10/23/24)	300	299,766
3.50%, 11/16/26 (Call 11/16/25)	75	73,850
3.75%, 02/25/26 (Call 11/25/25)	300	302,628
3.85%, 01/26/27 (Call 01/26/26)	200	202,112
5.25%, 07/27/21	700	751,401
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[d]	200	196,438
HSBC Holdings PLC
2.65%, 01/05/22	700	688,373
3.40%, 03/08/21	1,200	1,216,668
3.90%, 05/25/26	200	203,932
4.25%, 03/14/24	200	205,764
HSBC USA Inc.
1.70%, 03/05/18	180	180,000
JPMorgan Chase & Co.
1.63%, 05/15/18	350	349,699
2.55%, 03/01/21 (Call 02/01/21)	400	397,548
2.97%, 01/15/23 (Call 01/15/22)[a]	300	299,238
3.13%, 01/23/25 (Call 10/23/24)	850	840,973
3.88%, 09/10/24	100	102,433
4.63%, 05/10/21	100	105,561
6.30%, 04/23/19	350	366,439
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[a,d]	150	148,127
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[d]	200	198,622
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[d]	100	101,744
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	250	246,155

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	$200	$194,438
3.00%, 02/22/22[a]	50	49,735
Mizuho Financial Group Inc.
2.95%, 02/28/22	200	197,816
Morgan Stanley
2.20%, 12/07/18	550	549,714
2.38%, 07/23/19	300	299,283
2.63%, 11/17/21	100	98,547
2.75%, 05/19/22	300	295,617
3.13%, 01/23/23	200	199,302
3.13%, 07/27/26	485	469,077
3.63%, 01/20/27	200	200,342
3.75%, 02/25/23	200	204,810
3.88%, 01/27/26	400	408,460
4.88%, 11/01/22	150	159,995
National Australia Bank Ltd./New York
2.88%, 04/12/23	250	246,708
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	250	249,622
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	200	197,148
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	201,680
5.13%, 05/28/24	100	104,335
6.13%, 12/15/22	100	108,499
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)[b]	75	73,875
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	400	397,356
State Street Corp.
4.96%, 03/15/18	100	100,339
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	250	249,267
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	100	97,915
2.78%, 10/18/22	400	392,184
3.10%, 01/17/23	400	397,500
SunTrust Bank/Atlanta GA
(3 mo. LIBOR US + 0.480%)
2.59%, 01/29/21 (Call 01/29/20)[d]	400	399,800
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,415
1.88%, 09/07/21	250	242,025
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)[a]	200	198,312
3.00%, 03/15/22 (Call 02/15/22)	100	100,630
Wells Fargo & Co.
2.15%, 01/15/19	250	250,080
2.50%, 03/04/21	400	396,548
3.00%, 01/22/21	100	100,711
4.48%, 01/16/24	100	106,289
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	496,285
2.15%, 12/06/19	300	298,233
2.60%, 01/15/21	300	298,968
Westpac Banking Corp.
1.60%, 08/19/19	100	98,668
1.65%, 05/13/19	60	59,421
2.15%, 03/06/20	200	198,276

Security	Principal (000s)	Value
2.80%, 01/11/22	$200	$199,134

		31,107,986
BEVERAGES — 0.52%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	122,764
2.65%, 02/01/21 (Call 01/01/21)	65	64,779
3.30%, 02/01/23 (Call 12/01/22)[a]	100	100,775
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	200	197,704
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	300	293,151

		779,173
BIOTECHNOLOGY — 0.69%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a,b]	50	48,368
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	99,731
2.65%, 05/11/22 (Call 04/11/22)	135	133,117
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	45,070
Biogen Inc.
2.90%, 09/15/20	30	30,171
Celgene Corp.
2.25%, 08/15/21	300	292,560
2.88%, 08/15/20	200	200,790
Gilead Sciences Inc.
2.35%, 02/01/20	100	99,937
2.55%, 09/01/20	75	75,086

		1,024,830
BUILDING MATERIALS — 0.36%
Eagle Materials Inc.
4.50%, 08/01/26 (Call 08/01/21)[a]	100	103,876
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	100	102,976
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,466
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	96,819
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,433
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	100	103,757
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	15,515
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	11	11,529

		527,371

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
CHEMICALS — 0.87%
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	$25	$25,848
7.00%, 05/15/25 (Call 05/15/20)	100	109,138
EI du Pont de Nemours & Co.
2.20%, 05/01/20	40	39,730
Monsanto Co.
2.75%, 07/15/21	300	298,230
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	103,885
PolyOne Corp.
5.25%, 03/15/23	100	104,466
RPM International Inc.
6.13%, 10/15/19	100	105,648
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	64,405
2.75%, 06/01/22 (Call 05/01/22)	25	24,598
3.13%, 06/01/24 (Call 04/01/24)	50	49,193
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	25	26,007
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	140	139,696
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	200	198,684

		1,289,528
COAL — 0.07%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[a,b]	100	104,959

		104,959
COMMERCIAL SERVICES — 0.64%
ADT Corp. (The)
5.25%, 03/15/20	100	104,103
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[b]	100	92,571
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)[b]	25	26,027
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	100	102,883
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	40	40,793
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	24,815
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 03/05/18)[b]	50	50,807
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	23,952
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	36,658
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	50,125
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[b]	50	49,035
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,473
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	30	30,427
4.88%, 01/15/28 (Call 01/15/23)	300	299,661

		957,330

Security	Principal (000s)	Value
COMPUTERS — 2.01%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	$95	$94,045
2.50%, 02/09/22 (Call 01/09/22)	300	296,997
2.85%, 02/23/23 (Call 12/23/22)	75	75,125
3.00%, 02/09/24 (Call 12/09/23)	60	59,801
3.35%, 02/09/27 (Call 11/09/26)	145	145,113
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	100	116,592
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	50	50,527
6.02%, 06/15/26 (Call 03/15/26)[b]	25	27,338
7.13%, 06/15/24 (Call 06/15/19)[b]	150	162,961
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	150	154,486
4.75%, 04/15/27 (Call 01/15/27)	100	104,431
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	150,636
3.60%, 10/15/20 (Call 09/15/20)	600	610,080
HP Inc.
2.75%, 01/14/19	200	200,744
International Business Machines Corp.
7.63%, 10/15/18	250	259,525
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/05/18)[a,b]	100	95,809
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	150	152,217
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	195	227,854

		2,984,281
COSMETICS & PERSONAL CARE — 0.03%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	50	50,973

		50,973
DISTRIBUTION & WHOLESALE — 0.07%
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)[b]	100	103,682

		103,682
DIVERSIFIED FINANCIAL SERVICES — 5.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	150	148,440
3.65%, 07/21/27 (Call 04/21/27)	200	192,544
5.00%, 10/01/21	150	158,061
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	300	291,930
3.25%, 03/01/25 (Call 01/01/25)	200	194,294

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
Ally Financial Inc.
4.13%, 03/30/20	$200	$202,310
5.13%, 09/30/24	150	158,427
8.00%, 11/01/31	100	127,570
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	146,742
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	84,921
1.88%, 05/03/19 (Call 04/03/19)	50	49,682
2.20%, 03/03/20 (Call 02/01/20)	300	297,870
2.25%, 08/15/19	200	199,564
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	200	196,952
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	249,410
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	197,224
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	125	129,241
6.38%, 12/15/25 (Call 12/15/20)[b]	125	127,155
6.75%, 02/01/24 (Call 02/01/20)	100	104,084
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	300	292,635
3.75%, 12/01/25 (Call 09/01/25)	35	36,106
4.00%, 10/15/23	150	157,088
International Lease Finance Corp.
3.88%, 04/15/18[a]	1,000	1,003,680
Jefferies Group LLC
5.13%, 01/20/23	200	214,002
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	350	367,668
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25 (Call 10/01/20)[b]	45	45,031
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	585	573,914
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)[a]	40	40,175
4.25%, 06/01/24 (Call 03/01/24)	100	103,822
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	211,990
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/05/18)	100	101,314
6.50%, 06/01/22 (Call 03/05/18)[a]	50	50,490
Navient Corp.
5.00%, 10/26/20	100	101,765
6.13%, 03/25/24[a]	200	204,152
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[b]	45	46,524
ORIX Corp.
2.90%, 07/18/22	55	54,179
3.25%, 12/04/24	185	181,343
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	40	40,814
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	650	648,849
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	200,316
3.30%, 04/01/27 (Call 01/01/27)	50	49,573
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[b]	35	35,782

Security	Principal (000s)	Value
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	$75	$74,731
3.15%, 12/14/25 (Call 09/14/25)	705	703,766

		8,796,130
ELECTRIC — 3.13%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	100	104,056
7.38%, 07/01/21 (Call 06/01/21)	200	223,196
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	98,923
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	51,673
Black Hills Corp.
2.50%, 01/11/19	45	45,080
3.95%, 01/15/26 (Call 07/15/25)	50	50,848
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b]	175	171,561
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)[a]	400	389,776
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	100	97,547
Dominion Energy Inc.
2.58%, 07/01/20	30	29,797
5.20%, 08/15/19	100	103,848
Series B
1.60%, 08/15/19	55	54,212
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	400	389,660
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,092
3.55%, 09/15/21 (Call 06/15/21)	100	102,276
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[a]	100	105,820
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	100,626
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	100,097
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,761
3.55%, 05/01/27 (Call 02/01/27)	200	200,340
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[b]	35	35,148
4.50%, 09/15/27 (Call 06/15/27)[b]	100	98,555
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	300	317,490
Ohio Power Co. Series M
5.38%, 10/01/21	100	108,994
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	96,977
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	97,721
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	149,907
4.15%, 09/15/21 (Call 06/15/21)	300	309,078

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	$150	$148,968
3.00%, 05/15/27 (Call 02/15/27)	200	194,618
Southern Co. (The)
2.45%, 09/01/18	150	150,228
Southern Power Co.
1.95%, 12/15/19	90	88,855
4.15%, 12/01/25 (Call 09/01/25)	50	52,063
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	45	37,473
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	60	59,101

		4,654,365
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	51,363
General Cable Corp.
5.75%, 10/01/22 (Call 03/05/18)	100	102,713
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	75	72,529

		226,605
ELECTRONICS — 0.45%
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	200	196,012
Amphenol Corp.
2.20%, 04/01/20	60	59,468
2.55%, 01/30/19 (Call 12/30/18)	100	100,274
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	85	82,371
Flex Ltd.
4.63%, 02/15/20	150	154,243
Fortive Corp.
1.80%, 06/15/19	35	34,657
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	40	39,175

		666,200
ENGINEERING & CONSTRUCTION — 0.07%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	99,937

		99,937
ENTERTAINMENT — 0.41%
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[b]	200	197,346
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	103,508
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[b]	200	222,972
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	75	82,214

		606,040

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.02%
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[b]	$35	$35,605

		35,605
FOOD — 1.60%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	79,114
Kellogg Co.
2.65%, 12/01/23	100	98,095
Kraft Heinz Foods Co.
2.00%, 07/02/18	450	449,847
2.80%, 07/02/20 (Call 06/02/20)	250	250,103
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[b]	100	101,845
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	135	133,014
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	100	101,355
5.88%, 09/30/27 (Call 09/30/22)[b]	100	100,405
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)[b]	125	128,598
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[b]	45	44,058
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	150	148,377
2.60%, 10/01/20 (Call 09/01/20)	690	691,007
3.75%, 10/01/25 (Call 07/01/25)	55	56,532

		2,382,350
FOOD SERVICE — 0.02%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)	35	36,167

		36,167
FOREST PRODUCTS & PAPER — 0.17%
Cascades Inc.
5.50%, 07/15/22 (Call 03/05/18)[b]	49	50,194
Clearwater Paper Corp.
5.38%, 02/01/25[b]	100	101,193
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	100	106,580

		257,967
GAS — 0.31%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	102,073
5.63%, 05/20/24 (Call 03/20/24)	45	47,026
5.75%, 05/20/27 (Call 02/20/27)	50	51,029
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	160	155,680

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)	$50	$52,281
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	45	44,580

		452,669
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
1.62%, 11/17/18	85	84,553

		84,553
HEALTH CARE - PRODUCTS — 2.62%
Abbott Laboratories
2.00%, 09/15/18	35	34,956
2.00%, 03/15/20	325	320,989
2.35%, 11/22/19[a]	535	533,363
2.55%, 03/15/22	90	88,266
2.90%, 11/30/21 (Call 10/30/21)	100	99,764
3.40%, 11/30/23 (Call 09/30/23)	100	100,815
3.75%, 11/30/26 (Call 08/30/26)	100	101,111
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[b]	100	101,038
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	233,195
Becton Dickinson and Co.
2.40%, 06/05/20	75	74,181
2.89%, 06/06/22 (Call 05/06/22)	105	103,189
3.70%, 06/06/27 (Call 03/06/27)	400	394,200
Boston Scientific Corp.
2.85%, 05/15/20	25	25,029
3.38%, 05/15/22	150	150,471
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	150	144,078
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	45	48,954
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	85	88,954
Medtronic Global Holdings SCA
1.70%, 03/28/19	125	124,149
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[b]	50	49,941
Stryker Corp.
2.00%, 03/08/19	175	173,925
3.38%, 05/15/24 (Call 02/15/24)	200	202,290
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)[a]	100	100,973
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	164,053
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 03/05/18)	50	50,380
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	150	149,879
2.70%, 04/01/20 (Call 03/01/20)	230	229,298

		3,887,441
HEALTH CARE - SERVICES — 1.56%
Anthem Inc.

Security	Principal (000s)	Value
2.30%, 07/15/18	$100	$100,108
2.95%, 12/01/22 (Call 11/01/22)	100	98,956
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,384
5.63%, 02/15/21 (Call 03/05/18)	30	30,826
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	150	138,675
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	100	104,066
HCA Inc.
3.75%, 03/15/19	100	101,104
4.50%, 02/15/27 (Call 08/15/26)	100	99,702
5.00%, 03/15/24	200	208,332
5.38%, 02/01/25	200	204,362
5.50%, 06/15/47 (Call 12/15/46)	50	50,901
Humana Inc.
2.50%, 12/15/20	125	124,104
2.63%, 10/01/19	50	49,989
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 03/05/18)[a]	100	106,268
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,875
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	50	53,686
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	144,323
UnitedHealth Group Inc.
2.13%, 03/15/21	75	73,804
2.88%, 03/15/22 (Call 12/15/21)	100	100,186
3.10%, 03/15/26	325	320,271
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	80	83,657

		2,318,579
HOLDING COMPANIES - DIVERSIFIED — 0.23%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	350	341,037

		341,037
HOME BUILDERS — 0.57%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)[b]	50	49,874
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a,b]	100	106,072
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	100	101,817
4.50%, 04/30/24 (Call 01/31/24)	50	50,559
4.75%, 11/29/27 (Call 05/29/27)[b]	100	101,125
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	103,798
5.50%, 03/01/26 (Call 12/01/25)	150	161,074
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	46,454
6.13%, 04/01/25 (Call 04/01/20)[b]	25	26,036

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	$100	$100,711

		847,520
HOUSEWARES — 0.03%
Newell Brands Inc.
2.15%, 10/15/18	50	49,998

		49,998
INSURANCE — 1.84%
Aflac Inc.
2.40%, 03/16/20	800	796,552
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)[a]	25	24,933
(3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	27,202
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	250	243,625
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	30,320
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)[a]	100	99,589
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	150	157,189
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	25	24,736
Chubb INA Holdings Inc.
3.35%, 05/15/24	75	75,730
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	145	140,183
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,583
5.25%, 05/30/25 (Call 02/28/25)	200	205,608
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	100	100,727
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	149,825
2.35%, 03/06/20 (Call 02/06/20)	200	198,992
MetLife Inc.
4.75%, 02/08/21	150	158,817
Radian Group Inc.
5.25%, 06/15/20	117	122,604
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	39,900
Willis Towers Watson PLC
5.75%, 03/15/21	100	107,642

		2,729,757
INTERNET — 1.24%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	400	404,316
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[b]	75	73,064
2.80%, 08/22/24 (Call 06/22/24)[b]	70	68,700
Baidu Inc.
2.75%, 06/09/19	250	249,652
eBay Inc.

Security	Principal (000s)	Value
2.20%, 08/01/19 (Call 07/01/19)	$100	$99,578
2.75%, 01/30/23 (Call 12/30/22)	200	195,650
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	103,331
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[a,b]	40	40,298
Netflix Inc.
4.88%, 04/15/28[b]	150	148,678
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	170	168,886
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	100	102,352
5.25%, 04/01/25 (Call 01/01/25)	100	105,907
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)	80	83,934

		1,844,346
IRON & STEEL — 0.70%
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)[a]	200	219,522
ArcelorMittal
6.00%, 03/01/21	200	214,556
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[b]	60	64,506
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b]	200	199,032
5.75%, 03/01/25 (Call 03/01/20)[b]	125	122,561
U.S. Steel Corp.
8.38%, 07/01/21 (Call 07/01/18)[b]	99	106,800
Vale Overseas Ltd.
6.25%, 08/10/26	100	115,928

		1,042,905
LEISURE TIME — 0.08%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	65	64,679
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b]	55	55,139

		119,818
LODGING — 0.27%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)	100	108,670
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	35,320
6.63%, 12/15/21	100	109,157
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)[b]	150	148,663

		401,810
MACHINERY — 0.48%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	148,497

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
2.55%, 11/29/22	$300	$294,999
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[b]	35	36,766
RBS Global Inc./Rexnord LLC
4.88%, 12/15/25 (Call 12/15/20)[b]	200	202,394
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	35,672

		718,328
MANUFACTURING — 0.58%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	150	139,336
Bombardier Inc.
6.13%, 01/15/23[b]	100	101,112
7.50%, 03/15/25 (Call 03/15/20)[a,b]	50	52,017
8.75%, 12/01/21[b]	50	55,739
General Electric Co.
4.38%, 09/16/20	200	207,958

Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	307,482

		863,644
MEDIA — 2.32%
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[b]	200	204,258
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	100	99,878
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	745	754,871
3.75%, 02/15/28 (Call 11/15/27)	200	189,144
4.91%, 07/23/25 (Call 04/23/25)	300	313,365
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	50	51,427
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	25	23,937
CSC Holdings LLC
5.25%, 06/01/24	300	292,386
DISH DBS Corp.
5.00%, 03/15/23[a]	200	187,818
6.75%, 06/01/21	100	104,732
7.75%, 07/01/26	100	102,950
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[a,b]	70	74,401
SFR Group SA
6.00%, 05/15/22 (Call 03/05/18)[b]	200	195,408
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)[b]	100	99,432
5.38%, 07/15/26 (Call 07/15/21)[b]	150	153,465
6.00%, 07/15/24 (Call 07/15/19)[b]	100	104,661
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	51,065
6.75%, 07/01/18	100	101,820
Time Warner Inc.
2.10%, 06/01/19	150	149,166
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	48,501

Security	Principal (000s)	Value
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	$150	$148,912

		3,451,597
METAL FABRICATE & HARDWARE — 0.07%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	100	102,948

		102,948
MINING — 0.95%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	221,520
Aleris International Inc.
7.88%, 11/01/20 (Call 03/05/18)[a]	42	42,019
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/05/18)[b]	100	110,258
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	150	149,015
4.55%, 11/14/24 (Call 08/14/24)[a]	150	152,428
5.45%, 03/15/43 (Call 09/15/42)	100	102,526
6.88%, 02/15/23 (Call 02/15/20)	200	218,838
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[a,b]	100	109,969
Southern Copper Corp.
3.88%, 04/23/25	200	205,868
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	103,494

		1,415,935
OFFICE & BUSINESS EQUIPMENT — 0.07%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	100	108,102

		108,102
OIL & GAS — 2.51%
Andeavor
5.13%, 12/15/26 (Call 09/15/26)	200	217,632
Antero Resources Corp.
5.13%, 12/01/22 (Call 03/05/18)	100	102,090
BP Capital Markets PLC
2.52%, 01/15/20[a]	150	150,255
2.52%, 09/19/22 (Call 08/19/22)[a]	150	147,834
3.02%, 01/16/27 (Call 10/16/26)[a]	200	195,396
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	85	83,758
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)[b]	50	49,664
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[b]	40	42,254
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	50	51,266
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[a]	80	84,790

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)	$50	$51,844
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	100	103,843
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	100	85,829
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[a,b]	50	52,772
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	55	54,437
2.73%, 03/01/23 (Call 01/01/23)[a]	70	69,682
3.04%, 03/01/26 (Call 12/01/25)	150	149,297
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	25	25,215
Marathon Petroleum Corp.
2.70%, 12/14/18	100	100,374
3.40%, 12/15/20 (Call 11/15/20)	95	96,597
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/20)	250	256,347
Newfield Exploration Co.
5.63%, 07/01/24[a]	50	53,598
5.75%, 01/30/22	50	53,110
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[a]	100	92,561
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	84,070
3.50%, 06/15/25 (Call 03/15/25)	60	61,031
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	50	50,536
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/20)	100	105,546
Precision Drilling Corp.
7.13%, 01/15/26 (Call 11/15/20)[b]	100	103,850
7.75%, 12/15/23 (Call 12/15/19)[a]	50	53,693
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	150	153,386
Rowan Companies Inc.
7.38%, 06/15/25 (Call 03/15/25)[a]	100	102,548
Shell International Finance BV
1.38%, 05/10/19	100	98,883
2.13%, 05/11/20	40	39,696
4.30%, 09/22/19	250	257,677
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)[b]	25	26,121
Ultra Resources Inc.
7.13%, 04/15/25 (Call 04/15/20)[b]	200	199,528
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	24	26,042

		3,733,052
OIL & GAS SERVICES — 0.24%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	304,140
McDermott International Inc.
8.00%, 05/01/21 (Call 03/05/18)[b]	50	51,422

		355,562

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.36%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[b]	$200	$214,944
Ball Corp.
4.00%, 11/15/23	50	49,925
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	25	25,906
7.25%, 04/15/25 (Call 04/15/20)[a,b]	30	31,307
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
6.88%, 02/15/21 (Call 03/05/18)	97	98,457
Sealed Air Corp.
5.50%, 09/15/25 (Call 06/15/25)[b]	100	107,660

		528,199
PHARMACEUTICALS — 1.96%
AbbVie Inc.
1.80%, 05/14/18	50	49,993
2.30%, 05/14/21 (Call 04/14/21)	55	54,060
2.50%, 05/14/20 (Call 04/14/20)	30	29,914
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	185,749
Cardinal Health Inc.
1.95%, 06/15/18	75	74,955
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)[a]	200	206,630
Eli Lilly & Co.
2.35%, 05/15/22	55	54,078
3.10%, 05/15/27 (Call 02/15/27)	75	74,537
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 04/15/20)[b]	200	203,508
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	25	25,188
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)	195	192,157
2.63%, 01/15/25 (Call 11/15/24)	155	151,388
2.95%, 03/03/27 (Call 12/03/26)	260	257,280
McKesson Corp.
1.40%, 03/15/18	150	149,931
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	55,365
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	200	198,924
3.10%, 05/17/27 (Call 02/17/27)	50	49,761
3.40%, 05/06/24	150	153,546
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	197,512
2.40%, 09/23/21 (Call 08/23/21)	95	92,765
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (Call 11/01/20)[b]	30	30,230
6.13%, 04/15/25 (Call 04/15/20)[b]	200	179,132
7.00%, 03/15/24 (Call 03/15/20)[b]	100	106,441
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	130	132,409

		2,905,453

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
PIPELINES — 3.37%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	$50	$51,045
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	200	215,498
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[b]	25	25,434
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	200	207,720
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	100	100,675
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	40	39,356
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	85	85,409
5.50%, 06/01/27 (Call 03/01/27)	50	52,747
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	100	102,902
9.00%, 04/15/19	100	107,214
Enterprise Products Operating LLC
5.25%, 01/31/20	200	210,058
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	100,505
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	200	212,620
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)[a]	400	413,752
7.50%, 09/01/23 (Call 06/01/23)	100	118,075
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	1,500	1,507,710
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)	35	36,479
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	106,523
5.63%, 03/01/25 (Call 12/01/24)	200	218,746
5.75%, 05/15/24 (Call 02/15/24)	200	219,664
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	35	35,274
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)[b]	125	124,809
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	150	147,844
5.13%, 02/01/25 (Call 02/01/20)	200	201,502
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	60,483
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	250	253,340
4.00%, 09/15/25 (Call 06/15/25)	50	50,832

		5,006,216
REAL ESTATE — 0.04%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	65	65,623

		65,623

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 2.72%
American Tower Corp.
2.25%, 01/15/22	$200	$193,054
2.80%, 06/01/20 (Call 05/01/20)	100	100,067
3.00%, 06/15/23	260	255,614
3.40%, 02/15/19	100	100,769
3.50%, 01/31/23	100	100,765
3.55%, 07/15/27 (Call 04/15/27)	290	281,697
5.90%, 11/01/21	100	109,796
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	104,904
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	101,533
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	195	190,429
3.40%, 02/15/21 (Call 01/15/21)	100	101,279
4.88%, 04/15/22	100	106,242
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	203,124
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	80	76,253
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	100	100,420
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	250,157
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	500	516,895
5.00%, 08/15/22 (Call 02/15/22)	200	211,138
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[b]	150	143,763
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	85	84,304
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	99,976
4.38%, 03/01/21 (Call 12/01/20)	150	157,071
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	45	43,581
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	203,076
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	40	41,502
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	161,236

		4,038,645
RETAIL — 2.00%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	35	34,394
4.63%, 01/15/22 (Call 03/05/18)[b]	100	102,070
5.00%, 10/15/25 (Call 10/15/20)[b]	150	150,175
Advance Auto Parts Inc.
5.75%, 05/01/20	200	211,614
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[a]	145	145,544

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[b]	$100	$103,375
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	35	35,416
L Brands Inc.
6.63%, 04/01/21	150	161,824
McDonald’s Corp.
2.10%, 12/07/18	500	499,790
2.63%, 01/15/22	200	198,388
3.25%, 06/10/24	200	203,302
3.38%, 05/26/25 (Call 02/26/25)	300	302,898
3.63%, 05/20/21	100	102,886
3.70%, 01/30/26 (Call 10/30/25)[a]	100	102,199
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 03/05/18)	50	49,523
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[a,b]	45	46,191
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	30	23,108
QVC Inc.
3.13%, 04/01/19	250	250,575
Rite Aid Corp.
6.75%, 06/15/21 (Call 03/05/18)[a]	100	101,972
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	49,220
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	98,382

		2,972,846
SEMICONDUCTORS — 2.44%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	58,985
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,166
3.30%, 04/01/27 (Call 01/01/27)	70	69,506
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21[b]	300	291,597
2.38%, 01/15/20[b]	200	197,910
3.00%, 01/15/22 (Call 12/15/21)[b]	650	638,859
3.63%, 01/15/24 (Call 11/15/23)[a,b]	425	419,275
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)[a]	200	196,828
2.88%, 05/11/24 (Call 03/11/24)	450	445,779
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)	150	157,512
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,035	1,014,124
QUALCOMM Inc.
3.00%, 05/20/22	85	84,362

		3,624,903
SOFTWARE — 1.84%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	25	24,426
3.40%, 09/15/26 (Call 06/15/26)	60	59,319
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	30,218

Security	Principal (000s)	Value
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[b]	$50	$50,159
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	80	81,295
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	200	201,188
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)[a]	30	30,770
Fidelity National Information Services Inc.
2.00%, 04/15/18[a]	200	200,006
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	95	97,467
7.00%, 12/01/23 (Call 12/01/18)[b]	80	84,387
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	51,413
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	100	103,247
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[a,b]	27	28,479
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	175	167,295
2.88%, 02/06/24 (Call 12/06/23)	75	74,613
Open Text Corp.
5.63%, 01/15/23 (Call 03/05/18)[b]	250	260,197
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	200	194,566
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	30	33,671
VMware Inc.
2.30%, 08/21/20	280	274,588
2.95%, 08/21/22 (Call 07/21/22)	415	401,044
3.90%, 08/21/27 (Call 05/21/27)	300	289,014

		2,737,362
TELECOMMUNICATIONS — 3.27%
AT&T Inc.
2.85%, 02/14/23 (Call 01/14/23)	135	134,495
3.00%, 06/30/22 (Call 04/30/22)	50	49,614
3.20%, 03/01/22 (Call 02/01/22)	165	165,323
3.40%, 08/14/24 (Call 06/14/24)	200	199,930
3.90%, 03/11/24 (Call 12/11/23)	150	152,587
5.80%, 02/15/19	300	310,509
5.88%, 10/01/19	300	315,981
CenturyLink Inc.
6.45%, 06/15/21	150	152,745
7.60%, 09/15/39[a]	50	43,973
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[a,b]	100	96,494
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)[a]	100	97,000
CommScope Inc.
5.50%, 06/15/24 (Call 06/15/19)[b]	200	207,290
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 03/05/18)	50	44,893
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[a]	100	62,741

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal (000s)	Value
11.00%, 09/15/25 (Call 06/15/25)	$50	$39,114
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a,b]	100	112,860
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	85,985
6.63%, 08/01/26	130	137,403
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 03/05/18)	100	87,330
8.00%, 02/15/24 (Call 02/15/19)[b]	100	104,858
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,297
4.50%, 03/15/24	50	51,928
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	200	199,760
Motorola Solutions Inc.
3.50%, 03/01/23	150	149,172
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	51,873
Sprint Communications Inc.
9.00%, 11/15/18[b]	37	38,681
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)[a]	100	103,725
7.88%, 09/15/23	175	185,110
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	45	48,766
6.63%, 04/01/23 (Call 04/01/18)	150	155,784
Telecom Italia Capital SA
7.20%, 07/18/36	100	124,412
Verizon Communications Inc.
1.75%, 08/15/21	600	578,634
2.95%, 03/15/22	38	37,834
3.38%, 02/15/25	268	265,274
4.13%, 03/16/27	200	205,290
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 03/05/18)[a]	50	29,374

		4,857,039
TRANSPORTATION — 0.04%
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[b]	35	36,435
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[b]	15	15,626

		52,061
TRUCKING & LEASING — 0.19%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	100	98,665
5.50%, 02/15/24[a,b]	185	183,096

		281,761

TOTAL CORPORATE BONDS & NOTES (Cost: $119,905,473)		119,467,780

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.50%

MORTGAGE-BACKED SECURITIES — 44.50%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/33[e]	$1,575	$1,550,637
2.50%, 02/01/48[e]	25	23,590
3.00%, 02/01/33[e]	1,875	1,883,789
3.00%, 02/01/48[e]	3,625	3,550,801
3.50%, 02/01/33[e]	575	589,195
3.50%, 01/01/46	25	25,029
3.50%, 03/01/46	31	30,834
3.50%, 09/01/46	26	25,820
3.50%, 12/01/46	244	246,906
3.50%, 09/01/47	1,177	1,189,257
3.50%, 02/01/48[e]	3,451	3,483,892
4.00%, 02/01/33[e]	25	25,516
4.00%, 04/01/46	270	281,022
4.00%, 10/01/47	98	101,366
4.00%, 12/01/47	288	298,034
4.00%, 02/01/48[e]	2,436	2,517,073
4.50%, 02/01/48[e]	1,025	1,079,613
5.00%, 02/01/48[e]	225	240,293
Federal National Mortgage Association
2.50%, 02/01/33[e]	2,270	2,235,595
2.50%, 02/01/48[e]	150	141,469
3.00%, 02/01/31	846	850,865
3.00%, 02/01/33[e]	1,409	1,416,045
3.00%, 02/01/48[e]	6,325	6,197,512
3.50%, 02/01/33[e]	954	976,210
3.50%, 11/01/45	155	156,439
3.50%, 01/01/47	105	105,677
3.50%, 08/01/47	121	122,335
3.50%, 11/01/47	405	408,771
3.50%, 02/01/48[e]	6,964	7,028,199
4.00%, 02/01/33[e]	550	560,656
4.00%, 01/01/46	797	823,746
4.00%, 02/01/46	67	69,172
4.00%, 03/01/46	31	32,423
4.00%, 04/01/46	164	169,812
4.00%, 03/01/47	23	23,645
4.00%, 11/01/47	158	163,271
4.00%, 02/01/48	280	289,742
4.00%, 02/01/48[e]	3,663	3,782,620
4.50%, 02/01/33[e]	100	100,125
4.50%, 02/01/48[e]	1,625	1,712,852
5.00%, 02/01/33[e]	25	25,324
5.00%, 09/01/47	75	80,228
5.00%, 02/01/48[e]	671	716,083
5.50%, 02/01/48[e]	1,650	1,791,281
Government National Mortgage Association
2.50%, 02/01/48[e]	200	191,219
3.00%, 02/01/48[e]	5,550	5,494,563
3.50%, 10/20/47	223	227,413
3.50%, 02/01/48[e]	7,518	7,651,883
4.00%, 09/20/45	61	63,640

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
4.00%, 09/20/46	$20	$21,176
4.00%, 09/20/47	147	152,564
4.00%, 02/01/48[e]	2,869	2,967,996
4.50%, 10/20/46	25	26,215
4.50%, 02/01/48[e]	1,495	1,562,057
5.00%, 02/01/48[e]	625	656,055

		66,137,545

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $66,909,158)		66,137,545

SHORT-TERM INVESTMENTS — 23.06%

MONEY MARKET FUNDS — 23.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[f,g,h]	34,164	34,171,051
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[f,g]	100	100,000

		34,271,051

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,268,624)		34,271,051

TOTAL INVESTMENTS IN SECURITIES — 147.95% (Cost: $221,083,255)		219,876,376
Other Assets, Less Liabilities — (47.95)%		(71,265,545)

NET ASSETS — 100.00%		$148,610,831

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	To-be-announced (TBA).
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares
	26,546	7,618[a]	—	34,164	$34,171,051	$81,714[b]	$(1,240)	$1,079
BlackRock Cash Funds: Treasury,
SL Agency Shares
	100	—[a]	—	100	100,000	288	—	—

					$34,271,051	$82,002	$(1,240)	$1,079

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Futures Contracts

Futures contracts outstanding as of January 31, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
5-Year U.S. Treasury Note	20	Mar 2018	$2,294	$(90)

Short Contracts
10-Year U.S. Treasury Note	(7)	Mar 2018	851	21,817
10-Year Ultra Long U.S. Treasury Bond	(2)	Mar 2018	260	6,744
2-Year U.S. Treasury Note	(7)	Mar 2018	1,493	6,041
U.S. Treasury Long Bond	(1)	Mar 2018	148	5,155
Ultra Long U.S. Bond	(25)	Mar 2018	4,048	124,207

				163,964

Total				$163,874

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$119,467,780	$—	$119,467,780
U.S. government & agency obligations	—	66,137,545	—	66,137,545
Money market funds	34,271,051	—	—	34,271,051

Total	$34,271,051	$185,605,325	$—	$219,876,376

Derivative financial instruments[a]
Assets
Futures contracts	$163,964	$—	$—	$163,964
Liabilities
Futures contracts	(90)	—	—	(90)

Total	$163,874	$—	$—	$163,874

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

267

Schedule of Investments (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.34%

AEROSPACE & DEFENSE — 3.23%
Arconic Inc.
6.75%, 01/15/28	$35	$41,320
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	425	449,739
5.90%, 02/01/27[a]	700	782,831
5.95%, 02/01/37	105	115,367
6.15%, 08/15/20	490	524,030
Leonardo U.S. Holdings Inc.
7.38%, 07/15/39[b]	100	126,092

		2,039,379

AIRLINES — 0.10%
UAL Pass Through Trust Series 2007-1A
6.64%, 07/02/22	61	65,181

		65,181

APPAREL — 0.51%
Nine West Holdings Inc.
6.13%, 11/15/34	50	5,063
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[a]	365	318,780

		323,843

AUTO PARTS & EQUIPMENT — 0.13%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	75	84,067

		84,067

BANKS — 7.77%
Barclays Bank PLC (6 mo. LIBOR US + 1.730%)
6.86%,(Call 06/15/32)[b,c,d]	100	122,072
BPCE SA (3 mo. LIBOR US + 12.980%)
12.50%,(Call 09/30/19)[b,c,d]	200	229,716
Credit Agricole SA (3 mo. LIBOR US + 6.982%)
8.38%,(Call 10/13/19)[b,c,d]	300	325,149
Deutsche Bank AG
4.50%, 04/01/25	600	602,646
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[d]	600	589,872
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a,b]	500	671,745
Intesa Sanpaolo SpA
5.02%, 06/26/24[a,b]	1,000	1,021,540

Security	Principal (000s)	Value
RBS Capital Trust II (3 mo. LIBOR US + 1.943%)
6.43%, (Call 01/03/34)[c,d]	$250	$314,617
Royal Bank of Scotland Group PLC (3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[c,d]	400	528,304
Standard Chartered PLC (3 mo. LIBOR US + 1.460%)
7.01%, (Call 07/30/37)[b,c,d]	400	490,388

		4,896,049

CHEMICALS — 2.60%
CF Industries Inc.
3.45%, 06/01/23[a]	325	316,628
4.95%, 06/01/43	150	139,839
5.15%, 03/15/34	275	277,596
5.38%, 03/15/44	525	513,287
7.13%, 05/01/20	250	271,750
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	120,268

		1,639,368

COMMERCIAL SERVICES — 2.01%
ADT Corp. (The)
3.50%, 07/15/22	400	390,196
4.13%, 06/15/23	617	610,707
Graham Holdings Co.
7.25%, 02/01/19	150	155,809
RR Donnelley & Sons Co.
7.63%, 06/15/20[a]	103	109,292

		1,266,004

COMPUTERS — 3.60%
Dell Inc.
4.63%, 04/01/21	200	205,806
5.40%, 09/10/40	75	70,292
5.88%, 06/15/19	75	77,627
6.50%, 04/15/38	175	182,499
7.10%, 04/15/28	125	142,837
EMC Corp.
2.65%, 06/01/20	625	614,887
3.38%, 06/01/23 (Call 03/01/23)	666	629,164
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	225	231,529
Series 1
5.95%, 12/01/40 (Call 06/04/40)	75	75,438
Leidos Inc.
7.13%, 07/01/32	35	39,220

		2,269,299

COSMETICS & PERSONAL CARE — 1.76%
Avon Products Inc.

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.60%, 03/15/20	$300	$293,436
7.00%, 03/15/23	125	109,504
8.95%, 03/15/43	150	125,730
Edgewell Personal Care Co.
4.70%, 05/19/21	425	435,901
4.70%, 05/24/22	140	142,997

		1,107,568
DIVERSIFIED FINANCIAL SERVICES — 2.93%
Ally Financial Inc.
8.00%, 11/01/31	195	247,233
Navient Corp.
5.50%, 01/25/23	800	803,272
5.63%, 08/01/33	195	177,887
7.25%, 01/25/22[a]	375	405,641
8.00%, 03/25/20	200	215,954

		1,849,987
ELECTRIC — 0.72%
FirstEnergy Solutions Corp.
6.05%, 08/15/21	50	23,000
6.80%, 08/15/39	100	42,375
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	395	373,200
6.00%, 12/15/36	25	15,156

		453,731
ELECTRONICS — 0.71%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	50	49,876
5.45%, 12/15/24 (Call 09/15/24)[a]	400	395,256

		445,132
ENGINEERING & CONSTRUCTION — 0.20%
AECOM Global II LLC/URS Fox U.S. LP
5.00%, 04/01/22 (Call 01/01/22)	125	127,229

		127,229
FOOD — 1.07%
Safeway Inc.
5.00%, 08/15/19	25	25,319
7.25%, 02/01/31	250	215,553
Tesco PLC
6.15%, 11/15/37[b]	400	433,932

		674,804
FOREST PRODUCTS & PAPER — 0.39%
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25	100	120,859
Stora Enso OYJ
7.25%, 04/15/36[b]	100	124,000

		244,859

Security	Principal (000s)	Value
HEALTH CARE - SERVICES — 1.11%
HCA Inc.
7.50%, 11/15/95	$125	$130,482
7.69%, 06/15/25[a]	200	226,344
8.36%, 04/15/24	20	23,318
Magellan Health Inc.
4.40%, 09/22/24 (Call 07/22/24)	200	199,920
Tenet Healthcare Corp.
6.88%, 11/15/31	135	118,091

		698,155
HOLDING COMPANIES - DIVERSIFIED — 0.32%
Noble Group Ltd.
6.75%, 01/29/20[b]	100	54,625
Oaktree Specialty Lending Corp.
4.88%, 03/01/19	150	150,232

		204,857
HOME BUILDERS — 1.84%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	205	215,482
6.00%, 01/15/43 (Call 10/15/42)	260	255,195
PulteGroup Inc.
6.00%, 02/15/35	100	104,416
6.38%, 05/15/33	200	224,046
7.88%, 06/15/32	160	198,494
Toll Brothers Finance Corp.
6.75%, 11/01/19	150	159,342

		1,156,975
INSURANCE — 2.69%
Genworth Holdings Inc.
4.80%, 02/15/24	400	340,484
6.50%, 06/15/34	110	90,505
7.20%, 02/15/21	25	24,359
7.63%, 09/24/21	550	538,725
7.70%, 06/15/20	30	30,096
Liberty Mutual Group Inc.
7.80%, 03/15/37[a,b]	360	457,153
MBIA Inc.
5.70%, 12/01/34	75	69,755
6.40%, 08/15/22 (Call 03/19/18)	125	124,939
Provident Financing Trust I
7.41%, 03/15/38	15	17,217

		1,693,233
INTERNET — 0.65%
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	205	206,954

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.20%, 09/15/20	$200	$204,824

		411,778
IRON & STEEL — 4.61%
Allegheny Ludlum LLC
6.95%, 12/15/25	25	25,726
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[a]	200	205,288
7.88%, 08/15/23 (Call 05/15/23)[a]	380	417,092
ArcelorMittal
5.75%, 08/05/20	75	79,186
6.00%, 03/01/21	435	466,659
6.75%, 02/25/22	400	443,356
7.25%, 03/01/41	285	362,178
7.50%, 10/15/39	435	561,154
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	125	126,797
5.20%, 07/15/21 (Call 04/15/21)	35	36,308
Cleveland-Cliffs Inc.
6.25%, 10/01/40	100	85,259
U.S. Steel Corp.
6.65%, 06/01/37	100	100,250

		2,909,253
MACHINERY — 0.23%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)[a]	135	144,150

		144,150
MANUFACTURING — 0.16%
Bombardier Inc.
7.45%, 05/01/34[b]	100	101,531

		101,531
MEDIA — 1.41%
Belo Corp.
7.25%, 09/15/27	60	66,698
7.75%, 06/01/27	100	111,259
iHeartCommunications Inc.
7.25%, 10/15/27	25	6,812
Liberty Interactive LLC
8.25%, 02/01/30	360	396,108
McClatchy Co. (The)
6.88%, 03/15/29[a]	100	96,961
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	209,924

		887,762
MINING — 6.86%
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	50,000
3.55%, 03/01/22 (Call 12/01/21)	335	331,697
3.88%, 03/15/23 (Call 12/15/22)	355	352,668
4.00%, 11/14/21	200	201,954

Security	Principal (000s)	Value
4.55%, 11/14/24 (Call 08/14/24)	$250	$254,048
5.40%, 11/14/34 (Call 05/14/34)	250	260,203
5.45%, 03/15/43 (Call 09/15/42)	300	307,578
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	25	26,057
5.95%, 03/15/24 (Call 12/15/23)[a]	455	498,762
6.88%, 09/01/41 (Call 03/01/41)	100	115,729
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	130	129,929
4.50%, 01/15/21 (Call 10/15/20)	200	204,760
4.75%, 01/15/22 (Call 10/15/21)	275	284,608
5.20%, 03/01/42 (Call 09/01/41)	95	95,352
6.00%, 08/15/40 (Call 02/15/40)	375	416,925
6.13%, 10/01/35	350	392,157
6.25%, 07/15/41 (Call 01/15/41)	350	404,092

		4,326,519
OFFICE & BUSINESS EQUIPMENT — 0.16%
Lexmark International Inc.
6.63%, 03/15/20	100	102,364

		102,364
OIL & GAS — 15.42%
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	680	666,604
4.50%, 04/15/23 (Call 01/15/23)	575	580,422
4.90%, 06/01/44 (Call 12/01/43)	75	75,054
5.00%, 09/15/22 (Call 03/19/18)	475	482,158
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	75	68,613
4.88%, 11/01/43 (Call 05/01/43)	400	306,000
5.70%, 10/15/39	175	151,363
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	100	101,123
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	800	686,632
5.20%, 03/15/25 (Call 12/15/24)[a]	350	304,493
5.75%, 10/01/44 (Call 04/01/44)	300	213,750
Global Marine Inc.
7.00%, 06/01/28	100	102,000
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	150	150,158
4.45%, 12/01/22 (Call 09/01/22)[a]	325	326,680
5.88%, 12/01/42 (Call 06/01/42)	125	120,913
7.05%, 05/01/29	150	166,909
Nabors Industries Inc.
4.63%, 09/15/21	580	566,109
5.00%, 09/15/20[a]	200	203,022
5.10%, 09/15/23 (Call 06/15/23)	50	48,569
5.50%, 01/15/23 (Call 11/15/22)[a]	175	175,320
Noble Holding International Ltd.
4.90%, 08/01/20	95	96,096
5.25%, 03/15/42	225	148,781
6.05%, 03/01/41	25	17,219

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
7.70%, 04/01/25 (Call 01/01/25)[a]	$605	$543,260
8.70%, 04/01/45 (Call 10/01/44)	225	193,468
Pride International LLC
7.88%, 08/15/40	50	44,512
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	325	294,976
4.88%, 06/01/22 (Call 03/01/22)	125	120,714
5.40%, 12/01/42 (Call 06/01/42)	320	246,224
5.85%, 01/15/44 (Call 07/15/43)	50	39,764
7.88%, 08/01/19	25	26,742
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	580	570,030
6.70%, 01/23/25 (Call 10/23/24)	570	577,096
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	300	303,375
6.80%, 03/15/38	655	560,844
7.50%, 04/15/31	175	166,906
8.38%, 12/15/21	250	275,000

		9,720,899
OIL & GAS SERVICES — 3.12%
SESI LLC
7.13%, 12/15/21 (Call 03/19/18)[a]	440	450,287
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	790	751,337
5.95%, 04/15/42 (Call 10/17/41)	100	80,603
6.50%, 08/01/36	500	431,465
6.75%, 09/15/40	210	183,635
7.00%, 03/15/38	50	44,898
9.88%, 03/01/39	25	26,823

		1,969,048
PACKAGING & CONTAINERS — 0.93%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	175	202,701
Pactiv LLC
7.95%, 12/15/25	285	323,495
8.38%, 04/15/27	25	28,390
Sealed Air Corp.
6.88%, 07/15/33[b]	25	28,870

		583,456
PHARMACEUTICALS — 0.32%
Owens & Minor Inc.
3.88%, 09/15/21	100	100,569
4.38%, 12/15/24 (Call 09/15/24)	100	99,978

		200,547
PIPELINES — 8.16%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	400	399,032
4.75%, 09/30/21 (Call 06/30/21)[b]	405	421,216
5.35%, 03/15/20[b]	250	260,060
5.60%, 04/01/44 (Call 10/01/43)	175	181,535
6.45%, 11/03/36[b]	25	27,678

Security	Principal (000s)	Value
6.75%, 09/15/37[b]	$250	$282,928
8.13%, 08/16/30	150	180,581
9.75%, 03/15/19[b]	50	53,587
IFM U.S. Colonial Pipeline 2 LLC
6.45%, 05/01/21 (Call 02/01/21)[b]	100	108,718
NGPL PipeCo LLC
7.77%, 12/15/37[b]	185	230,865
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	225	230,661
4.80%, 09/01/20	200	203,942
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	200	210,126
6.88%, 04/15/40[b]	375	439,031
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	650	646,730
4.55%, 06/24/24 (Call 03/24/24)	500	512,755
5.75%, 06/24/44 (Call 12/24/43)	325	356,795
7.50%, 01/15/31	75	93,494
7.88%, 09/01/21	150	172,710
8.75%, 03/15/32[a]	100	134,993

		5,147,437
REAL ESTATE INVESTMENT TRUSTS — 0.20%
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	125	124,713

		124,713
RETAIL — 4.54%
Brinker International Inc.
3.88%, 05/15/23	150	146,117
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	425	454,095
JC Penney Corp. Inc.
6.38%, 10/15/36	100	68,775
7.40%, 04/01/37	75	54,152
7.63%, 03/01/97	25	16,752
L Brands Inc.
6.95%, 03/01/33	250	248,832
7.60%, 07/15/37[a]	100	103,512
New Albertson’s Inc.
7.45%, 08/01/29	550	484,016
7.75%, 06/15/26	75	67,997
8.00%, 05/01/31	50	44,647
8.70%, 05/01/30	50	47,039
Rite Aid Corp.
7.70%, 02/15/27	125	111,260
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	200	195,092
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	150	152,310
3.88%, 11/01/20 (Call 08/01/20)	255	258,282
3.88%, 11/01/23 (Call 08/01/23)	75	74,822
5.35%, 11/01/43 (Call 05/01/43)	150	141,807

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.88%, 11/15/37	$175	$192,861

		2,862,368
SOFTWARE — 0.98%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	430	439,623
Dun & Bradstreet Corp. (The)
4.25%, 06/15/20 (Call 05/15/20)	50	51,107
4.63%, 12/01/22 (Call 09/01/22)[a]	125	126,650

		617,380
TELECOMMUNICATIONS — 14.45%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	100	106,927
CenturyLink Inc.
5.80%, 03/15/22	900	878,301
6.15%, 09/15/19	50	51,855
6.45%, 06/15/21	200	203,660
7.60%, 09/15/39[a]	175	153,905
7.65%, 03/15/42	175	153,431
Series G
6.88%, 01/15/28	50	46,416
Embarq Corp.
8.00%, 06/01/36[a]	625	606,975
Frontier Communications Corp.
9.00%, 08/15/31[a]	475	310,004
Frontier Florida LLC Series E
6.86%, 02/01/28	50	44,828
Frontier North Inc. Series G
6.73%, 02/15/28	50	44,899
Nokia OYJ
5.38%, 05/15/19	190	196,287
6.63%, 05/15/39	280	308,997
Qwest Capital Funding Inc.
6.88%, 07/15/28	85	75,870
Qwest Corp.
6.75%, 12/01/21	25	26,738
6.88%, 09/15/33 (Call 03/19/18)	175	170,789
7.25%, 10/15/35 (Call 03/19/18)[a]	135	131,810
SoftBank Group Corp.
4.50%, 04/15/20[b]	1,150	1,168,653
Sprint Capital Corp.
6.88%, 11/15/28	1,000	1,033,020
6.90%, 05/01/19	375	390,574
8.75%, 03/15/32	275	324,274
Telecom Italia Capital SA
6.00%, 09/30/34	100	111,423
6.38%, 11/15/33	575	661,687
7.18%, 06/18/19	300	318,498
7.20%, 07/18/36	150	186,618
7.72%, 06/04/38[a]	525	682,453
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	405	406,324

Security	Principal or Shares (000s)	Value
U.S. Cellular Corp.
6.70%, 12/15/33	$300	$317,481

		9,112,697
TOYS, GAMES & HOBBIES — 1.28%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)[a]	150	137,319
3.15%, 03/15/23 (Call 12/15/22)[a]	350	307,122
4.35%, 10/01/20	200	202,076
5.45%, 11/01/41 (Call 05/01/41)	150	134,127
6.20%, 10/01/40	25	23,579

		804,223
TRANSPORTATION — .17%
XPO CNW Inc.
6.70%, 05/01/34	100	107,810

		107,810

TOTAL CORPORATE BONDS & NOTES (Cost: $60,673,451)		61,373,655

SHORT-TERM INVESTMENTS — 9.78%

MONEY MARKET FUNDS — 9.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	5,410	5,411,244
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	759	758,569

		6,169,813

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,169,410)		6,169,813

TOTAL INVESTMENTS IN SECURITIES — 107.12% (Cost: $66,842,861)		67,543,468
Other Assets, Less Liabilities — (7.12)%		(4,491,623)

NET ASSETS — 100.00%		$63,051,845

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,854	3,556	[a]	—	5,410	$5,411,244	$3,699	[b]	$(25)	$187
BlackRock Cash Funds: Treasury, SL Agency Shares	641	118	[a]	—	759	758,569	3,255		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	6		(6)	—	—	722		1,922	—

						$6,169,813	$7,676		$1,897	$187

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities
(excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$61,373,655	$—	$61,373,655
Money market funds	6,169,813	—	—	6,169,813

Total	$6,169,813	$61,373,655	$—	$67,543,468

273

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES—84.88%

AEROSPACE & DEFENSE — 0.23%
United Technologies Corp. (3 mo. LIBOR US + 0.350%)
2.12%, 11/01/19[a]	$15,640	$15,695,991

		15,695,991
AGRICULTURE — 0.63%
BAT Capital Corp.
(3 mo. LIBOR US + 0.590%)
2.00%, 08/14/20[a,b]	6,125	6,162,056
(3 mo. LIBOR US + 0.880%)
2.30%, 08/15/22 (Call 07/15/22)[a,b]	15,750	15,944,040
BAT International Finance PLC (3 mo. LIBOR US + 0.510%)
2.10%, 06/15/18[a,b]	14,335	14,351,915
Philip Morris International Inc. (3 mo. LIBOR US + 0.420%)
1.86%, 02/21/20[a]	5,910	5,937,482

		42,395,493
AUTO MANUFACTURERS — 6.27%
American Honda Finance Corp.
(3 mo. LIBOR US + 0.150%)
1.57%, 11/13/19[a]	1,700	1,699,830
1.89%, 01/22/19[a]	8,075	8,080,410
(3 mo. LIBOR US + 0.270%)
2.01%, 07/20/20[a]	7,400	7,413,764
(3 mo. LIBOR US + 0.280%)
1.72%, 11/19/18[a]	6,945	6,958,334
(3 mo. LIBOR US + 0.340%)
1.75%, 02/14/20[a]	24,837	24,911,511
(3 mo. LIBOR US + 0.350%)
1.74%, 11/05/21[a]	8,600	8,596,818
(3 mo. LIBOR US + 0.460%)
2.18%, 07/13/18[a]	3,820	3,827,105
(3 mo. LIBOR US + 0.470%)
1.89%, 11/16/22[a]	350	350,858
(3 mo. LIBOR US + 0.825%)
2.27%, 02/22/19[a]	2,351	2,370,184
Daimler Finance North America LLC
(3 mo. LIBOR US + 0.250%)
1.64%, 11/05/18[a,b]	2,900	2,901,595
(3 mo. LIBOR US + 0.420%)
1.91%, 03/02/18[a,b]	14,250	14,253,135
(3 mo. LIBOR US + 0.530%)
1.92%, 05/05/20[a,b]	6,200	6,225,606
(3 mo. LIBOR US + 0.620%)
2.39%, 10/30/19[a,b]	2,215	2,229,043
(3 mo. LIBOR US + 0.630%)
2.33%, 01/06/20[a,b]	1,250	1,257,650
Ford Motor Credit Co. LLC
(3 mo. LIBOR US + 0.430%)
2.21%, 11/02/20[a]	3,000	2,993,520

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.790%)
2.34%, 06/12/20[a]	$5,650	$5,691,019
(3 mo. LIBOR US + 0.830%)
2.24%, 08/12/19[a]	9,850	9,905,160
(3 mo. LIBOR US + 0.900%)
2.49%, 06/15/18[a]	9,986	10,006,671
(3 mo. LIBOR US + 0.930%)
2.32%, 11/04/19[a]	7,675	7,740,544
(3 mo. LIBOR US + 1.000%)
2.70%, 01/09/20[a]	11,500	11,615,115
(3 mo. LIBOR US + 1.080%)
2.46%, 08/03/22[a]	8,400	8,476,524
(3 mo. LIBOR US + 1.270%)
2.96%, 03/28/22[a]	1,800	1,828,926
(3 mo. LIBOR US + 1.580%)
3.28%, 01/08/19[a]	16,420	16,606,203
Series 1
(3 mo. LIBOR US + 0.830%)
2.38%, 03/12/19[a]	16,740	16,813,823
General Motors Co. (3 mo. LIBOR US + 0.800%)
2.19%, 08/07/20[a]	4,300	4,327,348
General Motors Financial Co. Inc.
(3 mo. LIBOR US + 0.540%)
1.93%, 11/06/20[a]	5,600	5,597,816
(3 mo. LIBOR US + 0.930%)
2.65%, 04/13/20[a]	10,700	10,800,901
(3 mo. LIBOR US + 0.990%)
2.69%, 01/05/23[a]	500	501,040
(3 mo. LIBOR US + 1.270%)
2.97%, 10/04/19[a]	2,000	2,026,900
(3 mo. LIBOR US + 1.310%)
3.00%, 06/30/22[a,c]	9,066	9,229,732
(3 mo. LIBOR US + 1.360%)
3.07%, 04/10/18[a]	26,120	26,170,934
(3 mo. LIBOR US + 1.450%)
2.85%, 05/09/19[a,c]	6,475	6,560,859
(3 mo. LIBOR US + 1.550%)
3.27%, 01/14/22[a]	12,275	12,625,819
Hyundai Capital America (3 mo. LIBOR US + 0.800%)
2.49%, 04/03/20[a,b]	1,945	1,941,869
Nissan Motor Acceptance Corp.
(3 mo. LIBOR US + 0.390%)
2.08%, 09/28/20[a,b]	3,000	3,006,000
2.11%, 07/13/20[a,b]	10,350	10,369,975
(3 mo. LIBOR US + 0.520%)
2.08%, 09/13/19[a,b]	6,550	6,577,445
(3 mo. LIBOR US + 0.650%)
2.37%, 07/13/22[a,b]	11,400	11,433,630
(3 mo. LIBOR US + 0.690%)
2.38%, 09/28/22[a,b]	5,400	5,422,950
(3 mo. LIBOR US + 0.800%)
2.50%, 04/06/18[a,b]	13,590	13,605,085
(3 mo. LIBOR US + 0.890%)
2.61%, 01/13/22[a,b]	5,550	5,621,484
(3 mo. LIBOR US + 1.010%)
2.53%, 03/08/19[a,b]	5,025	5,066,909

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
(3 mo. LIBOR US + 0.100%)
1.80%, 01/10/20[a]	$5,350	$5,350,161
(3 mo. LIBOR US + 0.150%)
1.82%, 12/24/18[a]	200	200,132
(3 mo. LIBOR US + 0.230%)
1.65%, 08/15/18[a]	325	325,293
(3 mo. LIBOR US + 0.260%)
1.96%, 01/09/19[a]	6,428	6,438,670
1.99%, 04/17/20[a,c]	12,500	12,527,625
(3 mo. LIBOR US + 0.370%)
1.92%, 03/12/20[a]	10,424	10,452,145
(3 mo. LIBOR US + 0.380%)
2.08%, 04/06/18[a]	9,035	9,040,782
(3 mo. LIBOR US + 0.390%)
2.09%, 01/11/23[a]	5,000	5,004,850
(3 mo. LIBOR US + 0.440%)
2.17%, 10/18/19[a]	9,100	9,150,869
(3 mo. LIBOR US + 0.460%)
2.18%, 07/13/18[a,c]	830	831,486
(3 mo. LIBOR US + 0.480%)
2.00%, 09/08/22[a]	17,300	17,402,070
(3 mo. LIBOR US + 0.690%)
2.39%, 01/11/22[a,c]	7,050	7,144,540
(3 mo. LIBOR US + 0.820%)
2.26%, 02/19/19[a,c]	12,876	12,974,373
Volkswagen Group of America Finance LLC (3 mo. LIBOR US + 0.470%)
1.92%, 05/22/18[a,b]	4,000	4,000,800

		424,483,840
BANKS — 52.37%
ABN AMRO Bank NV
(3 mo. LIBOR US + 0.410%)
2.15%, 01/19/21[a,b]	9,475	9,490,255
(3 mo. LIBOR US + 0.640%)
2.37%, 01/18/19[a,b]	23,800	23,904,958
ANZ New Zealand Int’l Ltd./London (3 mo. LIBOR US + 1.000%)
2.75%, 01/25/22[a,b]	500	508,250
Australia & New Zealand Banking Group Ltd.
(3 mo. LIBOR US + 0.320%)
1.72%, 11/09/20[a,b]	7,280	7,284,150
(3 mo. LIBOR US + 0.500%)
1.94%, 08/19/20[a,b]	17,275	17,367,767
(3 mo. LIBOR US + 0.580%)
1.98%, 11/09/22[a,b]	5,000	5,011,800
(3 mo. LIBOR US + 0.660%)
2.33%, 09/23/19[a,b]	9,800	9,871,344
(3 mo. LIBOR US + 0.710%)
2.15%, 05/19/22[a,b]	12,800	12,911,232
(3 mo. LIBOR US + 0.750%)
2.17%, 11/16/18[a,b]	8,290	8,330,455
(3 mo. LIBOR US + 0.870%)
2.33%, 11/23/21[a,b]	7,350	7,471,863
(3 mo. LIBOR US + 0.990%)
2.47%, 06/01/21[a,b]	7,120	7,256,775

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY (3 mo. LIBOR US + 0.560%)
1.98%, 05/15/18[a,c]	$17,905	$17,929,351
Banco Santander SA (3 mo. LIBOR US + 1.560%)
3.26%, 04/11/22[a]	10,700	11,024,638
Bank Nederlandse Gemeenten NV (3 mo. LIBOR US + 0.100%)
1.82%, 07/14/20[a,b]	10,500	10,514,595
Bank of America Corp.
(3 mo. LIBOR US + 0.380%)
2.12%, 01/23/22 (Call 01/23/21)[a,c]	15,475	15,486,606
(3 mo. LIBOR US + 0.650%)
2.34%, 10/01/21 (Call 10/01/20)[a]	6,150	6,199,200
(3 mo. LIBOR US + 0.660%)
2.40%, 07/21/21 (Call 07/21/20)[a]	11,655	11,735,536
(3 mo. LIBOR US + 0.870%)
2.56%, 04/01/19[a,c]	13,062	13,159,704
(3 mo. LIBOR US + 1.000%)
2.74%, 04/24/23 (Call 04/24/22)[a,c]	8,000	8,168,080
(3 mo. LIBOR US + 1.040%)
2.76%, 01/15/19[a,c]	14,780	14,898,831
(3 mo. LIBOR US + 1.070%)
2.73%, 03/22/18[a]	24,853	24,883,818
(3 mo. LIBOR US + 1.420%)
3.16%, 04/19/21[a,c]	9,200	9,519,332
Bank of America N.A. (3 mo. LIBOR US + 0.760%)
2.28%, 12/07/18[a]	8,470	8,518,618
Bank of Montreal
(3 mo. LIBOR US + 0.250%)
1.79%, 09/11/19[a]	1,082	1,082,487
(3 mo. LIBOR US + 0.440%)
2.03%, 06/15/20[a]	18,350	18,422,115
(3 mo. LIBOR US + 0.600%)
2.15%, 12/12/19[a]	6,230	6,272,426
2.30%, 04/09/18[a]	7,296	7,302,931
(3 mo. LIBOR US + 0.610%)
2.38%, 07/31/18[a]	8,935	8,956,801
(3 mo. LIBOR US + 0.630%)
2.17%, 09/11/22[a]	5,510	5,531,709
(3 mo. LIBOR US + 0.650%)
2.38%, 07/18/19[a,c]	6,820	6,865,694
(3 mo. LIBOR US + 0.790%)
2.25%, 08/27/21[a]	8,822	8,942,156
Bank of New York Mellon Corp. (The)
(3 mo. LIBOR US + 0.380%)
1.83%, 05/22/18[a]	5,750	5,755,405
(3 mo. LIBOR US + 0.480%)
2.02%, 09/11/19[a]	5,100	5,128,305
(3 mo. LIBOR US + 0.560%)
2.33%, 08/01/18[a,c]	9,785	9,806,918
(3 mo. LIBOR US + 0.870%)
2.29%, 08/17/20[a]	8,620	8,731,801
Series 1
(3 mo. LIBOR US + 0.440%)
1.95%, 03/06/18[a]	4,095	4,096,065
Bank of Nova Scotia (The)
(3 mo. LIBOR US + 0.290%)
1.99%, 01/08/21[a]	10,750	10,754,192

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.390%)
2.11%, 07/14/20[a]	$9,900	$9,927,621
(3 mo. LIBOR US + 0.470%)
2.01%, 06/11/18[a]	12,551	12,565,434
(3 mo. LIBOR US + 0.620%)
2.11%, 12/05/19[a]	5,049	5,084,494
2.23%, 09/19/22[a]	7,025	7,050,852
(3 mo. LIBOR US + 0.640%)
2.16%, 03/07/22[a]	10,830	10,883,175
(3 mo. LIBOR US + 0.830%)
2.55%, 01/15/19[a,c]	8,871	8,925,734
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
(3 mo. LIBOR US + 0.550%)
2.04%, 03/05/18[a,b]	10,320	10,322,786
(3 mo. LIBOR US + 1.020%)
2.59%, 09/14/18[a,b]	5,150	5,174,772
Banque Federative du Credit Mutuel SA
(3 mo. LIBOR US + 0.490%)
2.23%, 07/20/20[a,b]	3,275	3,290,000
(3 mo. LIBOR US + 0.730%)
2.47%, 07/20/22[a,b]	6,250	6,291,312
Barclays Bank PLC
(3 mo. LIBOR US + 0.460%)
2.16%, 01/11/21 (Call 12/11/20)[a]	11,250	11,268,000
(3 mo. LIBOR US + 0.550%)
1.94%, 08/07/19[a]	550	551,733
(3 mo. LIBOR US + 0.650%)
2.04%, 08/07/20[a]	5,000	5,032,350
Barclays PLC
(3 mo. LIBOR US + 1.625%)
3.33%, 01/10/23 (Call 01/10/22)[a]	1,000	1,032,450
(3 mo. LIBOR US + 2.110%)
3.52%, 08/10/21[a,c]	14,421	15,129,792
BB&T Corp.
(3 mo. LIBOR US + 0.220%)
1.99%, 02/01/21 (Call 01/01/21)[a]	9,860	9,837,026
(3 mo. LIBOR US + 0.570%)
2.16%, 06/15/20[a]	20,310	20,411,550
(3 mo. LIBOR US + 0.660%)
2.43%, 02/01/19 (Call 01/02/19)[a]	13,301	13,364,313
(3 mo. LIBOR US + 0.860%)
2.45%, 06/15/18 (Call 05/15/18)[a,c]	12,715	12,747,805
BPCE SA
(3 mo. LIBOR US + 1.220%)
2.67%, 05/22/22[a,b]	18,400	18,758,064
Branch Banking & Trust Co.
(3 mo. LIBOR US + 0.220%)
1.74%, 06/01/20 (Call 05/01/20)[a]	1,500	1,498,815
(3 mo. LIBOR US + 0.450%)
2.17%, 01/15/20 (Call 12/15/19)[a]	11,650	11,691,707
Canadian Imperial Bank of Commerce
(3 mo. LIBOR US + 0.310%)
2.01%, 10/05/20[a,c]	4,600	4,602,622
(3 mo. LIBOR US + 0.520%)
2.03%, 09/06/19[a]	7,440	7,474,001
(3 mo. LIBOR US + 0.720%)
2.32%, 06/16/22[a]	17,400	17,520,234

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/New York NY
(3 mo. LIBOR US + 0.390%)
2.11%, 07/13/18[a]	$900	$900,927
Capital One Financial Corp.
(3 mo. LIBOR US + 0.450%)
2.22%, 10/30/20 (Call 09/30/20)[a]	7,900	7,894,075
(3 mo. LIBOR US + 0.720%)
2.49%, 01/30/23 (Call 12/30/22)[a]	5,000	5,000,350
(3 mo. LIBOR US + 0.760%)
2.17%, 05/12/20 (Call 04/12/20)[a]	8,940	8,997,037
(3 mo. LIBOR US + 0.950%)
2.49%, 03/09/22 (Call 02/09/22)[a]	4,083	4,106,763
Capital One N.A.
(3 mo. LIBOR US + 0.765%)
2.33%, 09/13/19 (Call 08/13/19)[a]	18,990	19,100,332
(3 mo. LIBOR US + 0.820%)
2.22%, 08/08/22 (Call 07/08/22)[a]	6,400	6,423,424
(3 mo. LIBOR US + 1.150%)
2.57%, 08/17/18 (Call 07/18/18)[a]	8,370	8,411,264
Citibank N.A.
(3 mo. LIBOR US + 0.230%)
1.63%, 11/09/18[a]	1,000	1,000,800
(3 mo. LIBOR US + 0.260%)
1.86%, 09/18/19[a]	4,100	4,100,615
(3 mo. LIBOR US + 0.300%)
2.04%, 10/20/20[a]	1,200	1,200,288
(3 mo. LIBOR US + 0.340%)
1.97%, 03/20/19[a]	17,195	17,226,983
(3 mo. LIBOR US + 0.500%)
2.05%, 06/12/20[a]	4,555	4,578,732
Citigroup Inc.
(3 mo. LIBOR US + 0.690%)
2.45%, 04/27/18[a]	43,000	43,051,170
2.45%, 10/27/22 (Call 09/27/22)[a]	4,875	4,892,696
(3 mo. LIBOR US + 0.770%)
2.47%, 04/08/19[a,c]	1,850	1,859,953
(3 mo. LIBOR US + 0.790%)
2.50%, 01/10/20 (Call 12/10/19)[a]	17,600	17,742,032
(3 mo. LIBOR US + 0.860%)
2.38%, 12/07/18[a,c]	15,602	15,680,478
(3 mo. LIBOR US + 0.880%)
2.65%, 07/30/18[a]	24,395	24,478,675
(3 mo. LIBOR US + 0.930%)
2.45%, 06/07/19[a]	27,110	27,334,200
(3 mo. LIBOR US + 0.950%)
2.69%, 07/24/23 (Call 07/24/22)[a,c]	5,300	5,371,391
(3 mo. LIBOR US + 0.960%)
2.71%, 04/25/22 (Call 03/25/22)[a]	18,750	19,052,250
(3 mo. LIBOR US + 1.070%)
2.59%, 12/08/21 (Call 11/08/21)[a]	19,270	19,649,041
(3 mo. LIBOR US + 1.310%)
3.06%, 10/26/20[a]	6,450	6,598,414
(3 mo. LIBOR US + 1.380%)
3.07%, 03/30/21[a,c]	10,550	10,852,257
(3 mo. LIBOR US + 1.700%)
3.12%, 05/15/18[a]	33,901	34,048,130
Series 5
(3 mo. LIBOR US + 1.190%)
2.97%, 08/02/21[a,c]	22,790	23,315,082

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
(3 mo. LIBOR US + 0.540%)
2.03%, 03/02/20 (Call 02/03/20)[a,c]	$13,450	$13,482,818
(3 mo. LIBOR US + 0.810%)
2.27%, 05/26/22[a]	6,440	6,480,057
Commonwealth Bank of Australia
(3 mo. LIBOR US + 0.400%)
1.95%, 03/12/18[a,b,c]	16,355	16,359,416
2.00%, 09/18/20[a,b]	1,100	1,102,530
(3 mo. LIBOR US + 0.450%)
1.99%, 03/10/20[a,b]	5,765	5,785,639
(3 mo. LIBOR US + 0.640%)
2.03%, 11/07/19[a,b,c]	13,340	13,434,714
(3 mo. LIBOR US + 0.680%)
2.28%, 09/18/22[a,b]	6,400	6,445,760
(3 mo. LIBOR US + 0.700%)
2.24%, 03/10/22[a,b]	6,675	6,724,729
(3 mo. LIBOR US + 0.790%)
2.56%, 11/02/18[a,b]	11,155	11,208,432
(3 mo. LIBOR US + 0.830%)
2.34%, 09/06/21[a,b,c]	12,918	13,101,823
(3 mo. LIBOR US + 1.060%)
2.65%, 03/15/19[a,b]	8,990	9,076,664
Cooperatieve Rabobank UA/NY
(3 mo. LIBOR US + 0.480%)
2.19%, 01/10/23[a]	1,250	1,250,025
(3 mo. LIBOR US + 0.510%)
1.91%, 08/09/19[a]	17,650	17,756,429
(3 mo. LIBOR US + 0.830%)
2.54%, 01/10/22[a]	12,600	12,800,214
Credit Agricole SA/London
(3 mo. LIBOR US + 0.800%)
2.52%, 04/15/19[a,b]	35,815	36,081,105
(3 mo. LIBOR US + 0.970%)
2.51%, 06/10/20[a,b]	2,000	2,030,900
(3 mo. LIBOR US + 1.430%)
3.14%, 01/10/22[a,b]	3,000	3,081,330
Credit Suisse AG/New York NY
(3 mo. LIBOR US + 0.680%)
2.44%, 04/27/18[a]	5,000	5,006,250
Credit Suisse Group Funding Guernsey Ltd.
(3 mo. LIBOR US + 2.290%)
4.02%, 04/16/21[a]	5,650	5,954,931
Danske Bank A/S
(3 mo. LIBOR US + 0.510%)
2.00%, 03/02/20[a,b]	2,250	2,260,440
(3 mo. LIBOR US + 0.580%)
2.09%, 09/06/19[a,b]	8,430	8,478,135
DBS Group Holdings Ltd.
(3 mo. LIBOR US + 0.490%)
2.01%, 06/08/20[a,b]	19,700	19,735,657
(3 mo. LIBOR US + 0.500%)
2.22%, 07/16/19[a,b]	4,290	4,297,079
(3 mo. LIBOR US + 0.620%)
2.37%, 07/25/22[a,b]	1,700	1,706,137
Deutsche Bank AG
(3 mo. LIBOR US + 1.310%)
2.75%, 08/20/20[a]	7,585	7,685,653

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.450%)
3.18%, 01/18/19[a]	$22,560	$22,772,515
(3 mo. LIBOR US + 1.910%)
3.32%, 05/10/19[a]	12,522	12,746,645
Deutsche Bank AG/London
(3 mo. LIBOR US + 0.680%)
2.09%, 02/13/18[a]	25,024	25,025,001
Deutsche Bank AG/New York NY
(3 mo. LIBOR US + 0.815%)
2.56%, 01/22/21[a]	7,750	7,756,665
(3 mo. LIBOR US + 0.970%)
2.69%, 07/13/20[a]	13,570	13,636,629
(3 mo. LIBOR US + 1.190%)
2.61%, 11/16/22[a]	12,105	12,249,171
Dexia Credit Local SA
(3 mo. LIBOR US + 0.600%)
2.27%, 03/23/18[a,b]	12,050	12,059,278
Dexia Credit Local SA/New York NY
(3 mo. LIBOR US + 0.200%)
1.69%, 06/05/18[a,b]	7,730	7,731,546
DNB Bank ASA
(3 mo. LIBOR US + 0.370%)
2.06%, 10/02/20[a,b]	3,175	3,179,763
Fifth Third Bank/Cincinnati OH
(3 mo. LIBOR US + 0.250%)
2.02%, 10/30/20 (Call 09/30/20)[a]	750	749,955
Goldman Sachs Group Inc. (The)
(3 mo. LIBOR US + 0.730%)
2.40%, 12/27/20 (Call 12/27/19)[a]	11,025	11,084,976
(3 mo. LIBOR US + 0.750%)
2.56%, 02/23/23[a]	10,000	10,037,000
(3 mo. LIBOR US + 0.780%)
2.55%, 10/31/22 (Call 10/31/21)[a]	6,650	6,684,114
(3 mo. LIBOR US + 0.800%)
2.36%, 12/13/19[a,c]	12,250	12,351,920
(3 mo. LIBOR US + 1.000%)
2.74%, 07/24/23 (Call 07/24/22)[a]	3,000	3,038,910
(3 mo. LIBOR US + 1.020%)
2.76%, 10/23/19[a]	11,140	11,266,550
(3 mo. LIBOR US + 1.040%)
2.79%, 04/25/19[a,c]	12,685	12,797,009
(3 mo. LIBOR US + 1.100%)
2.52%, 11/15/18[a]	56,755	57,119,935
(3 mo. LIBOR US + 1.110%)
2.86%, 04/26/22 (Call 04/26/21)[a,c]	31,700	32,220,831
(3 mo. LIBOR US + 1.160%)
2.90%, 04/23/20 (Call 03/23/20)[a,c]	21,038	21,383,234
(3 mo. LIBOR US + 1.170%)
2.59%, 11/15/21 (Call 11/15/20)[a,c]	23,275	23,677,657
(3 mo. LIBOR US + 1.200%)
2.79%, 09/15/20 (Call 08/15/20)[a]	21,509	21,935,523
(3 mo. LIBOR US + 1.200%)
2.97%, 04/30/18[a]	39,825	39,921,376
(3 mo. LIBOR US + 1.360%)
3.11%, 04/23/21 (Call 03/23/21)[a]	15,940	16,376,118
(3 mo. LIBOR US + 1.750%)
3.51%, 10/28/27 (Call 10/28/26)[a]	370	393,610
(3 mo. LIBOR US + 1.770%)
3.23%, 02/25/21[a,c]	14,170	14,719,229

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HSBC Bank PLC
(3 mo. LIBOR US + 0.640%)
2.06%, 05/15/18[a,b]	$8,350	$8,362,274
HSBC Holdings PLC
(3 mo. LIBOR US + 1.500%)
3.20%, 01/05/22[a]	29,550	30,622,960
(3 mo. LIBOR US + 1.660%)
3.12%, 05/25/21[a]	18,440	19,171,884
(3 mo. LIBOR US + 2.240%)
3.76%, 03/08/21[a,c]	15,360	16,189,133
HSBC USA Inc.
(3 mo. LIBOR US + 0.610%)
2.02%, 11/13/19[a]	2,850	2,867,499
(3 mo. LIBOR US + 0.880%)
2.55%, 09/24/18[a]	2,450	2,461,417
Huntington National Bank (The)
(3 mo. LIBOR US + 0.510%)
2.05%, 03/10/20[a]	700	703,283
ING Bank NV
(3 mo. LIBOR US + 0.690%)
2.38%, 10/01/19[a,b]	17,570	17,693,166
(3 mo. LIBOR US + 0.780%)
2.20%, 08/17/18[a,b]	9,650	9,683,968
(3 mo. LIBOR US + 1.130%)
2.79%, 03/22/19[a,b]	9,650	9,752,386
ING Groep NV
(3 mo. LIBOR US + 1.150%)
2.84%, 03/29/22[a]	10,160	10,375,798
JPMorgan Chase & Co.
2.40%, 06/07/21 (Call 05/07/21)[c]	15,030	14,836,864
(3 mo. LIBOR US + 0.550%)
2.09%, 03/09/21 (Call 03/09/20)[a]	20,290	20,383,334
2.30%, 04/25/18[a,c]	37,190	37,224,959
(3 mo. LIBOR US + 0.630%)
2.39%, 01/28/19[a,c]	23,690	23,800,632
(3 mo. LIBOR US + 0.680%)
2.16%, 06/01/21 (Call 06/01/20)[a]	5,515	5,552,392
(3 mo. LIBOR US + 0.840%)
2.50%, 03/22/19 (Call 02/22/19)[a]	20,200	20,339,986
(3 mo. LIBOR US + 0.955%)
2.70%, 01/23/20[a]	26,070	26,454,011
(3 mo. LIBOR US + 1.100%)
2.62%, 06/07/21 (Call 05/07/21)[a]	10,740	10,981,435
(3 mo. LIBOR US + 1.205%)
2.97%, 10/29/20 (Call 09/29/20)[a,c]	18,920	19,363,674
(3 mo. LIBOR US + 1.480%)
2.96%, 03/01/21 (Call 02/01/21)[a,c]	15,473	15,987,013
JPMorgan Chase Bank N.A.
( 3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[d]	10,000	10,005,200
(3 mo. LIBOR US + 0.450%)
2.09%, 09/21/18 (Call 08/21/18)[a]	9,970	9,989,242
(3 mo. LIBOR US + 0.590%)
2.26%, 09/23/19 (Call 08/23/19)[a]	10,740	10,811,206
Korea Development Bank (The)
(3 mo. LIBOR US + 0.450%)
1.91%, 02/27/20[a]	5,350	5,336,732

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.705%)
2.17%, 02/27/22[a]	$11,600	$11,583,644
(3 mo. LIBOR US + 0.725%)
2.43%, 07/06/22[a]	5,000	4,999,500
Landwirtschaftliche Rentenbank
(3 mo. LIBOR US + 0.250%)
1.74%, 06/03/21[a,b]	20,800	20,943,104
(3 mo. LIBOR US + 0.350%)
1.79%, 02/19/21[a,b]	15,360	15,510,835
Macquarie Bank Ltd.
(3 mo. LIBOR US + 1.120%)
2.88%, 07/29/20[a,b]	7,440	7,563,578
(3 mo. LIBOR US + 1.180%)
2.90%, 01/15/19[a,b]	6,395	6,450,573
Manufacturers & Traders Trust Co.
(3 mo. LIBOR US + 0.270%)
2.02%, 01/25/21[a]	10,500	10,512,075
Mitsubishi UFJ Financial Group Inc.
(3 mo. LIBOR US + 0.790%)
2.54%, 07/25/22[a]	17,750	17,831,650
(3 mo. LIBOR US + 0.920%)
2.37%, 02/22/22[a,c]	11,895	12,016,805
(3 mo. LIBOR US + 1.060%)
2.62%, 09/13/21[a]	16,971	17,230,996
(3 mo. LIBOR US + 1.880%)
3.36%, 03/01/21[a,c]	7,975	8,280,841
Mizuho Bank Ltd.
(3 mo. LIBOR US + 0.640%)
2.31%, 03/26/18[a,b]	4,750	4,753,563
(3 mo. LIBOR US + 1.190%)
2.93%, 10/20/18[a,b]	10,350	10,419,759
Mizuho Financial Group Inc.
(3 mo. LIBOR US + 0.880%)
2.42%, 09/11/22[a]	17,700	17,818,944
(3 mo. LIBOR US + 0.940%)
2.41%, 02/28/22[a,c]	31,000	31,292,330
(3 mo. LIBOR US + 1.140%)
2.70%, 09/13/21[a,c]	11,421	11,612,188
(3 mo. LIBOR US + 1.480%)
3.19%, 04/12/21[a,b,c]	8,510	8,728,367
Morgan Stanley
(3 mo. LIBOR US + 0.550%)
2.33%, 02/10/21 (Call 02/10/20)[a]	15,000	15,044,850
(3 mo. LIBOR US + 0.740%)
2.48%, 07/23/19[a,c]	21,772	21,918,526
(3 mo. LIBOR US + 0.850%)
2.59%, 01/24/19[a,c]	31,457	31,631,272
(3 mo. LIBOR US + 0.930%)
2.67%, 07/22/22 (Call 07/22/21)[a]	37,650	38,110,083
(3 mo. LIBOR US + 0.980%)
2.58%, 06/16/20[a]	16,070	16,271,839
(3 mo. LIBOR US + 1.140%)
2.90%, 01/27/20[a]	10,660	10,829,494
(3 mo. LIBOR US + 1.180%)
2.92%, 01/20/22 (Call 01/20/21)[a,c]	45,750	46,600,950
(3 mo. LIBOR US + 1.280%)
3.03%, 04/25/18[a]	23,903	23,962,518
(3 mo. LIBOR US + 1.375%)
3.15%, 02/01/19[a,c]	24,700	24,970,218

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.400%)
3.14%, 04/21/21[a,c]	$22,900	$23,567,535
3.14%, 10/24/23 (Call 10/24/22)[a]	1,500	1,553,265
Series 3NC2
(3 mo. LIBOR US + 0.800%)
2.21%, 02/14/20 (Call 02/14/19)[a,c]	50,825	51,068,960
National Australia Bank Ltd.
(3 mo. LIBOR US + 0.350%)
2.06%, 01/12/21[a,b]	10,750	10,753,547
(3 mo. LIBOR US + 0.510%)
1.96%, 05/22/20[a,b]	10,085	10,138,148
(3 mo. LIBOR US + 0.600%)
2.31%, 04/12/23[a,b]	10,000	10,004,200
(3 mo. LIBOR US + 0.640%)
2.38%, 07/23/18[a,b]	7,950	7,970,193
(3 mo. LIBOR US + 0.720%)
2.17%, 05/22/22[a,b,c]	16,225	16,383,194
(3 mo. LIBOR US + 0.780%)
2.50%, 01/14/19[a,b]	6,130	6,165,125
(3 mo. LIBOR US + 0.890%)
2.60%, 01/10/22[a,b,c]	9,975	10,136,794
(3 mo. LIBOR US + 1.000%)
2.71%, 07/12/21[a,b,c]	7,865	8,025,446
National Bank of Canada
(3 mo. LIBOR US + 0.330%)
2.11%, 11/02/20[a]	5,000	4,998,500
(3 mo. LIBOR US + 0.560%)
2.11%, 06/12/20 (Call 05/12/20)[a]	16,450	16,558,405
(3 mo. LIBOR US + 0.840%)
2.41%, 12/14/18[a]	4,600	4,626,910
Nederlandse Waterschapsbank NV (3 mo. LIBOR US + 0.230%)
1.64%, 02/14/18[a,b]	41,880	41,882,094
Nordea Bank AB
(3 mo. LIBOR US + 0.470%)
1.95%, 05/29/20[a,b]	4,975	4,999,726
(3 mo. LIBOR US + 0.840%)
2.44%, 09/17/18[a,b,c]	6,340	6,369,291
(3 mo. LIBOR US + 0.990%)
2.45%, 05/27/21[a,b]	4,450	4,535,752
Oesterreichische Kontrollbank AG (3 mo. LIBOR US + 0.160%)
1.55%, 11/04/19[a,c]	6,580	6,592,831
PNC Bank N.A.
(3 mo. LIBOR US + 0.250%)
1.99%, 01/22/21[a,e]	1,000	1,000,550
(3 mo. LIBOR US + 0.360%)
1.80%, 05/19/20[a,e]	5,020	5,038,875
(3 mo. LIBOR US + 0.400%)
1.92%, 12/07/18[a,c,e]	4,050	4,059,113
(3 mo. LIBOR US + 0.420%)
1.90%, 06/01/18[a,e]	15,605	15,621,073
(3 mo. LIBOR US + 0.500%)
2.26%, 07/27/22[a,e]	15,700	15,710,048
Regions Bank/Birmingham AL (3 mo. LIBOR US + 0.380%)
2.04%, 04/01/21 (Call 03/01/21)[a]	8,000	8,001,360
Royal Bank of Canada

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.240%)
1.72%, 08/29/19[a,c]	$8,200	$8,203,608
1.99%, 10/26/20[a]	16,475	16,479,119
(3 mo. LIBOR US + 0.380%)
1.87%, 03/02/20[a]	8,345	8,371,120
(3 mo. LIBOR US + 0.450%)
2.16%, 01/10/19[a]	150	150,425
(3 mo. LIBOR US + 0.480%)
2.24%, 07/29/19[a]	6,143	6,169,845
(3 mo. LIBOR US + 0.520%)
2.03%, 03/06/20[a]	16,165	16,257,302
(3 mo. LIBOR US + 0.530%)
2.12%, 03/15/19[a,c]	13,037	13,090,712
(3 mo. LIBOR US + 0.540%)
2.31%, 07/30/18[a]	3,700	3,708,066
(3 mo. LIBOR US + 0.710%)
2.43%, 04/15/19[a]	3,170	3,190,225
(3 mo. LIBOR US + 0.730%)
2.50%, 02/01/22[a,c]	23,025	23,307,056
Santander UK PLC
(3 mo. LIBOR US + 0.300%)
1.68%, 11/03/20[a]	4,030	4,028,348
(3 mo. LIBOR US + 1.480%)
3.05%, 03/14/19[a]	525	532,240
Skandinaviska Enskilda Banken AB (3 mo. LIBOR US + 0.570%)
2.13%, 09/13/19[a,b]	6,480	6,517,843
Standard Chartered PLC (3 mo. LIBOR US + 1.130%)
2.57%, 08/19/19[a,b]	13,400	13,559,058
State Street Corp. (3 mo. LIBOR US + 0.900%)
2.34%, 08/18/20[a]	11,033	11,226,188
Sumitomo Mitsui Banking Corp.
(3 mo. LIBOR US + 0.310%)
2.04%, 10/18/19[a]	5,210	5,213,126
(3 mo. LIBOR US + 0.350%)
2.08%, 01/17/20[a]	4,500	4,501,215
(3 mo. LIBOR US + 0.540%)
2.24%, 01/11/19[a]	6,353	6,372,948
(3 mo. LIBOR US + 0.670%)
2.41%, 10/19/18[a]	9,050	9,080,951
(3 mo. LIBOR US + 0.740%)
2.48%, 07/23/18[a]	19,435	19,488,058
(3 mo. LIBOR US + 0.940%)
2.67%, 01/18/19[a]	6,750	6,795,225
Sumitomo Mitsui Financial Group Inc.
(3 mo. LIBOR US + 0.740%)
2.47%, 10/18/22[a]	7,770	7,798,594
2.47%, 01/17/23[a]	5,500	5,511,770
(3 mo. LIBOR US + 0.780%)
2.49%, 07/12/22[a]	3,600	3,614,472
(3 mo. LIBOR US + 1.110%)
2.83%, 07/14/21[a]	14,700	14,929,173
(3 mo. LIBOR US + 1.140%)
2.88%, 10/19/21[a,c]	14,500	14,752,155
(3 mo. LIBOR US + 1.680%)
3.22%, 03/09/21[a,c]	9,625	9,935,021

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Sumitomo Mitsui Trust Bank Ltd.
(3 mo. LIBOR US + 0.440%)
2.05%, 09/19/19[a,b]	$900	$900,675
(3 mo. LIBOR US + 0.510%)
2.02%, 03/06/19[a,b,c]	17,731	17,758,660
SunTrust Bank/Atlanta GA
(3 mo. LIBOR US + 0.530%)
2.30%, 01/31/20 (Call 12/31/19)[a]	12,100	12,168,244
Svenska Handelsbanken AB
(3 mo. LIBOR US + 0.360%)
1.88%, 09/08/20[a,c]	6,665	6,690,260
(3 mo. LIBOR US + 0.490%)
2.00%, 09/06/19[a]	19,430	19,522,487
2.09%, 06/17/19[a]	3,750	3,766,800
Swedbank AB
(3 mo. LIBOR US + 0.700%)
2.27%, 03/14/22[a,b]	300	303,075
Toronto-Dominion Bank (The)
(3 mo. LIBOR US + 0.150%)
1.89%, 10/24/19[a]	11,300	11,297,966
(3 mo. LIBOR US + 0.240%)
1.99%, 01/25/21[a]	10,000	10,003,000
(3 mo. LIBOR US + 0.420%)
2.15%, 01/18/19[a]	9,595	9,621,770
(3 mo. LIBOR US + 0.440%)
2.13%, 07/02/19[a]	12,235	12,286,387
(3 mo. LIBOR US + 0.540%)
2.28%, 07/23/18[a]	5,445	5,456,816
(3 mo. LIBOR US + 0.560%)
1.95%, 11/05/19[a,c]	9,046	9,103,623
(3 mo. LIBOR US + 0.840%)
2.58%, 01/22/19[a,c]	7,335	7,384,291
(3 mo. LIBOR US + 0.930%)
2.50%, 12/14/20[a,c]	2,440	2,486,897
(3 mo. LIBOR US + 1.000%)
2.70%, 04/07/21[a]	14,371	14,682,276
Series 1
(3 mo. LIBOR US + 0.550%)
2.32%, 04/30/18[a]	13,895	13,911,118
U.S. Bancorp.
(3 mo. LIBOR US + 0.490%)
1.91%, 11/15/18 (Call 10/15/18)[a,c]	11,835	11,935,479
U.S. Bank N.A./Cincinnati OH
(3 mo. LIBOR US + 0.140%)
1.92%, 10/23/20 (Call 09/23/20)[a,c]	1,775	1,771,557
(3 mo. LIBOR US + 0.150%)
1.61%, 05/24/19 (Call 04/24/19)[a]	1,700	1,701,054
(3 mo. LIBOR US + 0.320%)
2.06%, 01/24/20 (Call 12/24/19)[a]	21,250	21,303,125
(3 mo. LIBOR US + 0.480%)
2.24%, 10/28/19 (Call 09/28/19)[a]	8,030	8,065,814
UBS AG/London
(3 mo. LIBOR US + 0.480%)
1.96%, 12/01/20 (Call 11/01/20)[a,b,c]	725	726,559
(3 mo. LIBOR US + 0.580%)
2.10%, 06/08/20 (Call 05/08/20)[a,b]	2,470	2,483,363
UBS AG/Stamford CT
(3 mo. LIBOR US + 0.640%)
2.05%, 08/14/19[a,c]	7,655	7,700,394

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.700%)
2.37%, 03/26/18[a]	$20,750	$20,768,675
UBS Group Funding Switzerland AG
(3 mo. LIBOR US + 0.950%)
2.37%, 08/15/23 (Call 08/15/22)[a,b]	10,000	10,083,000
(3 mo. LIBOR US + 1.530%)
3.30%, 02/01/22[a,b]	19,450	20,107,410
(3 mo. LIBOR US + 1.780%)
3.50%, 04/14/21[a,b]	23,520	24,427,872
Wells Fargo & Co.
(3 mo. LIBOR US + 0.400%)
1.97%, 09/14/18[a,c]	10,750	10,768,812
(3 mo. LIBOR US + 0.460%)
2.20%, 04/22/19[a,c]	21,978	22,064,154
(3 mo. LIBOR US + 0.630%)
2.37%, 04/23/18[a,c]	15,360	15,381,350
(3 mo. LIBOR US + 0.880%)
2.62%, 07/22/20[a]	16,865	17,105,158
(3 mo. LIBOR US + 0.930%)
2.34%, 02/11/22 (Call 02/11/21)[a]	23,550	23,918,793
(3 mo. LIBOR US + 1.010%)
2.53%, 12/07/20[a]	8,665	8,833,101
(3 mo. LIBOR US + 1.025%)
2.78%, 07/26/21[a,c]	21,170	21,639,762
(3 mo. LIBOR US + 1.340%)
2.83%, 03/04/21[a,c]	32,565	33,567,351
Series N
(3 mo. LIBOR US + 0.680%)
2.45%, 01/30/20[a]	10,620	10,705,172
Wells Fargo Bank N.A.
(3 mo. LIBOR US + 0.230%)
1.97%, 01/15/20[a]	4,735	4,740,161
(3 mo. LIBOR US + 0.310%)
2.05%, 01/15/21[a]	5,350	5,361,396
(3 mo. LIBOR US + 0.500%)
1.97%, 11/28/18[a]	5,600	5,618,760
(3 mo. LIBOR US + 0.600%)
2.06%, 05/24/19[a]	23,490	23,632,819
(3 mo. LIBOR US + 0.650%)
2.16%, 12/06/19[a,c]	12,900	13,012,101
Westpac Banking Corp.
(3 mo. LIBOR US + 0.340%)
2.11%, 01/25/21[a]	3,500	3,505,915
(3 mo. LIBOR US + 0.430%)
1.89%, 05/25/18[a]	17,971	17,990,229
1.94%, 03/06/20[a,c]	17,035	17,093,089
(3 mo. LIBOR US + 0.560%)
2.00%, 08/19/19[a]	10,100	10,151,813
(3 mo. LIBOR US + 0.570%)
2.11%, 01/11/23[a,c]	3,000	3,002,790
(3 mo. LIBOR US + 0.710%)
2.12%, 05/13/19[a,c]	3,550	3,572,827
2.40%, 06/28/22[a,c]	4,835	4,878,322
(3 mo. LIBOR US + 0.740%)
2.20%, 11/23/18[a,c]	17,450	17,534,632
2.51%, 07/30/18[a]	13,582	13,624,376
(3 mo. LIBOR US + 0.850%)
2.29%, 08/19/21[a,c]	5,694	5,780,492
2.55%, 01/11/22[a]	11,725	11,899,937

		3,544,827,898

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
BEVERAGES — 0.57%
Anheuser-Busch InBev Finance Inc.
(3 mo. LIBOR US + 0.400%)
2.17%, 02/01/19[a]	$1,675	$1,680,343
(3 mo. LIBOR US + 1.260%)
3.03%, 02/01/21[a]	5,455	5,629,178
Anheuser-Busch InBev Worldwide Inc.
(3 mo. LIBOR US + 0.690%)
2.46%, 08/01/18[a,c]	12,580	12,618,369
PepsiCo Inc.
(3 mo. LIBOR US + 0.040%)
1.82%, 05/02/19[a]	15,525	15,521,429
(3 mo. LIBOR US + 0.365%)
2.14%, 05/02/22[a,c]	1,650	1,660,544
(3 mo. LIBOR US + 0.590%)
2.04%, 02/22/19[a,c]	1,150	1,156,728

		38,266,591
BIOTECHNOLOGY — 0.73%
Amgen Inc.
(3 mo. LIBOR US + 0.320%)
1.73%, 05/10/19[a]	11,675	11,707,106
(3 mo. LIBOR US + 0.450%)
1.86%, 05/11/20[a,c]	11,975	12,028,648
(3 mo. LIBOR US + 0.600%)
2.05%, 05/22/19[a]	1,505	1,513,835
Baxalta Inc.
(3 mo. LIBOR US + 0.780%)
2.44%, 06/22/18[a,c]	18,325	18,360,734
Gilead Sciences Inc.
(3 mo. LIBOR US + 0.250%)
1.88%, 09/20/19[a]	5,840	5,849,227

		49,459,550
BUILDING MATERIALS — 0.11%
Martin Marietta Materials Inc.
(3 mo. LIBOR US + 0.500%)
2.13%, 12/20/19[a]	5,900	5,915,930
(3 mo. LIBOR US + 0.650%)
2.10%, 05/22/20[a]	1,557	1,564,987
		7,480,917
CHEMICALS — 0.08%
EI du Pont de Nemours & Co.
(3 mo. LIBOR US + 0.530%)
2.30%, 05/01/20[a]	5,260	5,301,186

		5,301,186

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.29%
Moody’s Corp.
(3 mo. LIBOR US + 0.350%)
1.84%, 09/04/18[a]	$19,565	$19,582,022

		19,582,022
COMPUTERS — 3.68%
Apple Inc.
(3 mo. LIBOR US + 0.070%)
1.48%, 05/11/20[a]	7,750	7,747,210
(3 mo. LIBOR US + 0.080%)
1.48%, 02/08/19[a,c]	5,725	5,728,836
(3 mo. LIBOR US + 0.140%)
1.53%, 08/02/19[a]	16,240	16,263,223
(3 mo. LIBOR US + 0.200%)
1.59%, 02/07/20[a]	16,015	16,055,037
(3 mo. LIBOR US + 0.250%)
1.63%, 05/03/18[a,c]	41,583	41,607,534
1.65%, 02/07/20[a]	7,450	7,476,597
(3 mo. LIBOR US + 0.300%)
1.69%, 05/06/19[a]	20,970	21,045,702
1.71%, 05/06/20[a]	7,050	7,085,109
(3 mo. LIBOR US + 0.350%)
1.76%, 05/11/22[a,c]	6,525	6,572,111
(3 mo. LIBOR US + 0.500%)
1.90%, 02/09/22[a]	19,965	20,218,755
(3 mo. LIBOR US + 0.820%)
2.27%, 02/22/19[a,c]	12,900	13,010,037
(3 mo. LIBOR US + 1.130%)
2.58%, 02/23/21[a,c]	8,590	8,842,374
DXC Technology Co.
(3 mo. LIBOR US + 0.950%)
2.43%, 03/01/21 (Call 08/20/18)[a]	3,270	3,280,987
IBM Credit LLC
(3 mo. LIBOR US + 0.150%)
1.66%, 09/06/19[a]	1,430	1,431,973
(3 mo. LIBOR US + 0.260%)
2.00%, 01/20/21[a,c]	15,650	15,701,489
International Business Machines Corp.
(3 mo. LIBOR US + 0.190%)
1.58%, 02/06/18[a]	10,855	10,855,109
(3 mo. LIBOR US + 0.230%)
1.99%, 01/27/20[a]	23,850	23,909,386
(3 mo. LIBOR US + 0.370%)
1.78%, 02/12/19[a]	17,998	18,057,933
(3 mo. LIBOR US + 0.580%)
1.97%, 11/06/21[a,c]	4,000	4,045,680

		248,935,082
COSMETICS & PERSONAL CARE — 0.06%
Procter & Gamble Co. (The)
(3 mo. LIBOR US + 0.270%)
2.04%, 11/01/19[a]	3,871	3,886,174

		3,886,174

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.78%
American Express Co.
(3 mo. LIBOR US + 0.330%)
2.10%, 10/30/20 (Call 09/29/20)[a]	$2,275	$2,276,570
(3 mo. LIBOR US + 0.590%)
2.04%, 05/22/18[a]	20,393	20,422,366
(3 mo. LIBOR US + 0.610%)
2.38%, 08/01/22 (Call 07/01/22)[a]	4,350	4,363,267
American Express Credit Corp.
(3 mo. LIBOR US + 0.330%)
1.71%, 05/03/19 (Call 04/03/19)[a]	9,140	9,160,199
(3 mo. LIBOR US + 0.430%)
1.92%, 03/03/20 (Call 02/03/20)[a]	650	652,711
(3 mo. LIBOR US + 0.490%)
1.91%, 08/15/19[a,c]	17,740	17,818,411
(3 mo. LIBOR US + 0.550%)
2.15%, 03/18/19[a]	26,000	26,115,700
(3 mo. LIBOR US + 0.570%)
2.34%, 10/30/19 (Call 09/30/19)[a,c]	4,000	4,024,440
(3 mo. LIBOR US + 0.610%)
2.38%, 07/31/18 (Call 06/30/18)[a]	16,285	16,315,616
(3 mo. LIBOR US + 0.700%)
2.19%, 03/03/22 (Call 02/03/22)[a]	3,836	3,863,197
(3 mo. LIBOR US + 0.730%)
2.19%, 05/26/20 (Call 04/25/20)[a]	6,077	6,137,405
Series F
(3 mo. LIBOR US + 1.050%)
2.62%, 09/14/20 (Call 08/14/20)[a]	5,300	5,396,089
National Rural Utilities Cooperative Finance Corp.
(3 mo. LIBOR US + 0.200%)
1.90%, 04/05/19[a]	1,500	1,502,265
Protective Life Global Funding
(3 mo. LIBOR US + 0.550%)
2.07%, 06/08/18[a,b]	1,050	1,051,565
USAA Capital Corp.
(3 mo. LIBOR US + 0.230%)
2.00%, 02/01/19[a,b]	1,650	1,653,003

		120,752,804
ELECTRIC — 0.37%
Dominion Energy Inc.
(3 mo. LIBOR US + 0.550%)
2.03%, 06/01/19[a,b]	2,700	2,709,126
Duke Energy Progress LLC
(3 mo. LIBOR US + 0.180%)
1.70%, 09/08/20[a]	5,235	5,240,758
Southern Co. (The)
(3 mo. LIBOR US + 0.700%)
2.39%, 09/30/20 (Call 09/30/19)[a,b]	1,350	1,357,965
Southern Power Co.
(3 mo. LIBOR US + 0.550%)
2.18%, 12/20/20 (Call 12/20/18)[a,b]	15,500	15,527,900

		24,835,749

Security	Principal (000s)	Value
ELECTRONICS — 0.01%
Honeywell International Inc. (3 mo. LIBOR US + 0.040%)
1.81%, 10/30/19[a]	$625	$624,950

		624,950
FOOD — 1.13%
Conagra Brands Inc.
(3 mo. LIBOR US + 0.500%)
2.20%, 10/09/20[a,c]	10,000	10,011,800
Kraft Heinz Foods Co.
(3 mo. LIBOR US + 0.420%)
1.82%, 08/09/19[a]	6,100	6,105,917
(3 mo. LIBOR US + 0.570%)
1.98%, 02/10/21[a]	9,712	9,726,762
(3 mo. LIBOR US + 0.820%)
2.23%, 08/10/22[a,c]	10,900	11,000,389
Mondelez International Holdings Netherlands BV
(3 mo. LIBOR US + 0.610%)
2.37%, 10/28/19[a,b]	17,740	17,823,555
Mondelez International Inc.
(3 mo. LIBOR US + 0.520%)
2.29%, 02/01/19[a]	5,778	5,793,890
Tyson Foods Inc.
(3 mo. LIBOR US + 0.450%)
1.89%, 08/21/20[a]	8,535	8,554,374
1.93%, 05/30/19[a]	4,410	4,424,156
(3 mo. LIBOR US + 0.550%)
2.04%, 06/02/20[a]	3,020	3,037,456

		76,478,299
GAS — 0.09%
Sempra Energy
(3 mo. LIBOR US + 0.250%)
1.96%, 07/15/19[a]	150	150,090
(3 mo. LIBOR US + 0.450%)
2.04%, 03/15/21[a]	5,325	5,336,395
(3 mo. LIBOR US + 0.500%)
2.21%, 01/15/21 (Call 01/14/19)[a]	150	150,211
WGL Holdings Inc.
(3 mo. LIBOR US + 0.400%)
1.88%, 11/29/19[a]	125	125,048

		5,761,744
HEALTH CARE — PRODUCTS — 0.34%
Becton Dickinson and Co.
(3 mo. LIBOR US + 1.030%)
2.54%, 06/06/22[a]	3,870	3,906,184
Medtronic Inc.
(3 mo. LIBOR US + 0.800%)
2.39%, 03/15/20[a,c]	18,966	19,225,455

		23,131,639

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE - SERVICES — 0.35%
Roche Holdings Inc. (3 mo. LIBOR US + 0.340%)
2.03%, 09/30/19[a,b]	$16,040	$16,103,197
UnitedHealth Group Inc. (3 mo. LIBOR US + 0.070%)
1.79%, 10/15/20[a]	7,465	7,452,459

		23,555,656
HOUSEHOLD PRODUCTS & WARES — 0.15%
Church & Dwight Co. Inc. (3 mo. LIBOR US + 0.150%)
1.90%, 01/25/19[a]	4,850	4,851,843
Reckitt Benckiser Treasury Services PLC (3 mo. LIBOR US + 0.560%)
2.23%, 06/24/22[a,b]	5,400	5,394,438

		10,246,281
INSURANCE — 1.89%
Berkshire Hathaway Finance Corp.
(3 mo. LIBOR US + 0.250%)
1.95%, 01/11/19[a,c]	3,658	3,665,974
(3 mo. LIBOR US + 0.320%)
2.03%, 01/10/20[a]	6,929	6,956,993
(3 mo. LIBOR US + 0.550%)
2.07%, 03/07/18[a]	23,739	23,748,496
(3 mo. LIBOR US + 0.690%)
2.28%, 03/15/19[a,c]	10,975	11,056,654
Jackson National Life Global Funding
(3 mo. LIBOR US + 0.250%)
1.92%, 12/27/18[a,b]	7,605	7,616,407
(3 mo. LIBOR US + 0.730%)
2.40%, 06/27/22[a,b]	10,000	10,132,100
Metropolitan Life Global Funding I
(3 mo. LIBOR US + 0.220%)
1.83%, 09/19/19[a,b]	900	900,594
(3 mo. LIBOR US + 0.340%)
1.91%, 09/14/18[a,b]	7,500	7,509,825
(3 mo. LIBOR US + 0.400%)
1.95%, 06/12/20[a,b]	5,540	5,567,368
(3 mo. LIBOR US + 0.430%)
2.04%, 12/19/18[a,b]	6,995	7,016,615
New York Life Global Funding
(3 mo. LIBOR US + 0.100%)
1.83%, 01/21/20[a,b]	10,000	9,996,300
(3 mo. LIBOR US + 0.120%)
1.83%, 04/12/19[a,b]	1,300	1,300,689
(3 mo. LIBOR US + 0.270%)
1.97%, 04/09/20[a,b]	1,275	1,278,787
(3 mo. LIBOR US + 0.390%)
2.13%, 10/24/19[a,b]	2,720	2,733,246
(3 mo. LIBOR US + 0.400%)
2.10%, 04/06/18[a,b]	9,140	9,145,941

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.520%)
2.06%, 06/10/22[a,b,c]	$7,000	$7,041,720
Principal Life Global Funding II (3 mo. LIBOR US + 0.300%)
1.75%, 02/22/19[a,b]	2,500	2,503,225
Prudential Financial Inc. (3 mo. LIBOR US + 0.780%)
2.20%, 08/15/18[a]	9,400	9,436,284

		127,607,218
INTERNET — 0.18%
eBay Inc.
(3 mo. LIBOR US + 0.480%)
2.25%, 08/01/19[a]	9,350	9,375,806
(3 mo. LIBOR US + 0.870%)
2.64%, 01/30/23[a,c]	3,000	3,018,870

		12,394,676
MACHINERY — 0.72%
Caterpillar Financial Services Corp.
(3 mo. LIBOR US + 0.130%)
1.61%, 11/29/19[a]	2,050	2,050,390
(3 mo. LIBOR US + 0.180%)
1.69%, 12/06/18[a,c]	4,215	4,218,288
(3 mo. LIBOR US + 0.290%)
1.78%, 09/04/20[a]	8,950	8,968,795
(3 mo. LIBOR US + 0.510%)
2.22%, 01/10/20[a,c]	6,950	6,997,190
(3 mo. LIBOR US + 0.700%)
2.15%, 02/23/18[a]	8,650	8,652,681
John Deere Capital Corp.
(3 mo. LIBOR US + 0.160%)
1.86%, 01/08/21[a]	5,000	5,003,200
(3 mo. LIBOR US + 0.290%)
1.95%, 06/22/20[a,c]	4,500	4,512,645
(3 mo. LIBOR US + 0.300%)
1.86%, 03/13/20[a]	3,135	3,144,562
(3 mo. LIBOR US + 0.480%)
2.00%, 09/08/22[a]	5,395	5,415,717

		48,963,468
MANUFACTURING — 0.96%
General Electric Co.
(3 mo. LIBOR US + 0.270%)
1.66%, 08/07/18[a]	4,778	4,779,815
(3 mo. LIBOR US + 0.510%)
2.23%, 01/14/19[a]	1,540	1,543,034
(3 mo. LIBOR US + 0.620%)
2.32%, 01/09/20 (Call 12/09/19)[a,c]	4,026	4,042,225
(3 mo. LIBOR US + 0.710%)
2.40%, 04/02/18[a,c]	645	645,600
Siemens Financieringsmaatschappij NV
(3 mo. LIBOR US + 0.280%)
1.74%, 05/25/18[a,b]	13,690	13,699,172
(3 mo. LIBOR US + 0.320%)
1.88%, 09/13/19[a,b]	19,790	19,865,004

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.340%)
1.94%, 03/16/20[a,b]	$8,400	$8,427,720
(3 mo. LIBOR US + 0.610%)
2.21%, 03/16/22[a,b]	11,600	11,721,104

		64,723,674
MEDIA — 1.15%
Discovery Communications LLC (3 mo. LIBOR US + 0.710%)
2.34%, 09/20/19[a]	9,218	9,267,224
NBCUniversal Enterprise Inc.
(3 mo. LIBOR US + 0.400%)
2.09%, 04/01/21[a,b]	15,225	15,345,582
(3 mo. LIBOR US + 0.685%)
2.41%, 04/15/18[a,b]	28,630	28,666,360
Walt Disney Co. (The)
(3 mo. LIBOR US + 0.130%)
1.62%, 03/04/20[a]	7,723	7,730,491
(3 mo. LIBOR US + 0.190%)
1.68%, 06/05/20[a]	2,275	2,281,143
(3 mo. LIBOR US + 0.320%)
2.02%, 01/08/19[a]	4,380	4,389,548
(3 mo. LIBOR US + 0.390%)
1.88%, 03/04/22[a]	10,330	10,400,967

		78,081,315
MULTI-NATIONAL — 0.01%
International Finance Corp. (3 mo. LIBOR US + 0.070%)
1.66%, 12/15/22[a]	1,000	999,550

		999,550
OIL & GAS — 3.93%
BP Capital Markets PLC
(3 mo. LIBOR US + 0.350%)
1.76%, 08/14/18[a,c]	6,330	6,339,748
(3 mo. LIBOR US + 0.425%)
1.84%, 02/13/18[a]	2,320	2,320,209
(3 mo. LIBOR US + 0.510%)
1.92%, 05/10/18[a]	3,400	3,404,148
(3 mo. LIBOR US + 0.630%)
2.30%, 09/26/18[a,c]	7,261	7,287,793
(3 mo. LIBOR US + 0.650%)
2.26%, 09/19/22[a,c]	11,000	11,160,380
Chevron Corp.
(3 mo. LIBOR US + 0.090%)
1.56%, 02/28/19[a]	3,275	3,276,408
(3 mo. LIBOR US + 0.170%)
1.66%, 03/02/18[a]	8,950	8,950,358
(3 mo. LIBOR US + 0.210%)
1.70%, 03/03/20[a]	8,915	8,942,102
(3 mo. LIBOR US + 0.410%)
1.83%, 11/15/19[a]	10,750	10,820,090

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.480%)
1.97%, 03/03/22[a,c]	$5,102	$5,147,969
(3 mo. LIBOR US + 0.500%)
1.92%, 05/16/18[a]	14,638	14,656,883
(3 mo. LIBOR US + 0.510%)
1.93%, 11/16/18[a,c]	2,800	2,810,220
(3 mo. LIBOR US + 0.530%)
2.02%, 03/03/22[a]	2,756	2,788,218
ConocoPhillips Co. (3 mo. LIBOR US + 0.900%)
2.32%, 05/15/22[a]	11,300	11,555,380
EQT Corp. (3 mo. LIBOR US + 0.770%)
2.46%, 10/01/20 (Call 10/05/18)[a]	1,525	1,529,270
Exxon Mobil Corp.
(3 mo. LIBOR US + 0.050%)
1.53%, 03/01/18[a]	8,050	8,049,517
(3 mo. LIBOR US + 0.150%)
1.74%, 03/15/19[a]	10,819	10,832,956
(3 mo. LIBOR US + 0.370%)
1.88%, 03/06/22[a]	3,730	3,775,655
(3 mo. LIBOR US + 0.600%)
2.07%, 02/28/18[a]	23,388	23,396,186
Petroleos Mexicanos
(3 mo. LIBOR US + 2.020%)
3.75%, 07/18/18[a]	9,910	9,976,991
(3 mo. LIBOR US + 3.650%)
5.19%, 03/11/22[a,b,c]	15,300	16,812,405
Phillips 66
(3 mo. LIBOR US + 0.650%)
2.37%, 04/15/19 (Call 04/15/18)[a,b]	2,550	2,561,220
(3 mo. LIBOR US + 0.750%)
2.47%, 04/15/20 (Call 04/15/18)[a,b]	2,100	2,101,764
Shell International Finance BV
(3 mo. LIBOR US + 0.350%)
1.90%, 09/12/19[a]	11,476	11,527,298
(3 mo. LIBOR US + 0.450%)
1.86%, 05/11/20[a,c]	15,113	15,233,602
(3 mo. LIBOR US + 0.580%)
1.99%, 11/10/18[a]	12,231	12,281,759
Sinopec Group Overseas Development 2014 Ltd.
(3 mo. LIBOR US + 0.920%)
2.63%, 04/10/19[a,b]	10,930	10,969,020
2.63%, 04/10/19[a,f]	500	501,785
Statoil ASA
(3 mo. LIBOR US + 0.290%)
1.71%, 05/15/18[a]	10,885	10,890,878
(3 mo. LIBOR US + 0.460%)
1.86%, 11/08/18[a]	18,350	18,401,013
Total Capital International SA (3 mo. LIBOR US + 0.570%)
1.98%, 08/10/18[a]	7,544	7,565,727

		265,866,952
PHARMACEUTICALS — 1.45%
Allergan Funding SCS
(3 mo. LIBOR US + 1.080%)
2.63%, 03/12/18[a]	6,650	6,654,921

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.255%)
2.80%, 03/12/20[a,c]	$19,275	$19,610,770
AstraZeneca PLC
(3 mo. LIBOR US + 0.530%)
1.95%, 11/16/18[a]	8,860	8,886,757
(3 mo. LIBOR US + 0.620%)
2.16%, 06/10/22[a]	8,000	8,035,840
Cardinal Health Inc.
(3 mo. LIBOR US + 0.770%)
2.36%, 06/15/22[a]	3,159	3,164,402
Express Scripts Holding Co.
(3 mo. LIBOR US + 0.750%)
2.23%, 11/30/20 (Call 12/03/18)[a]	275	275,270
Johnson & Johnson
(3 mo. LIBOR US + 0.270%)
1.75%, 03/01/19[a]	2,950	2,959,411
Merck & Co. Inc.
(3 mo. LIBOR US + 0.360%)
1.80%, 05/18/18[a,c]	21,936	21,956,181
(3 mo. LIBOR US + 0.375%)
1.78%, 02/10/20[a,c]	19,795	19,921,490
Pfizer Inc.
(3 mo. LIBOR US + 0.300%)
1.89%, 06/15/18[a]	6,630	6,635,635

		98,100,677
PIPELINES — 0.37%
Enbridge Inc.
(3 mo. LIBOR US + 0.400%)
2.11%, 01/10/20[a]	4,100	4,105,043
(3 mo. LIBOR US + 0.700%)
2.29%, 06/15/20[a]	19,600	19,762,092
Spectra Energy Partners LP
(3 mo. LIBOR US + 0.700%)
2.19%, 06/05/20[a]	1,225	1,233,685
TransCanada PipeLines Ltd.
(3 mo. LIBOR US + 0.275%)
1.70%, 11/15/19[a]	175	175,025

		25,275,845
REAL ESTATE INVESTMENT TRUSTS — 0.12%
AvalonBay Communities Inc.
(3 mo. LIBOR US + 0.430%)
2.15%, 01/15/21 (Call 11/15/18)[a]	7,800	7,803,510

		7,803,510
RETAIL — 0.48%
Alimentation Couche-Tard Inc.
(3 mo. LIBOR US + 0.500%)
2.07%, 12/13/19 (Call 12/13/18)[a,b]	500	500,540
Home Depot Inc. (The)
(3 mo. LIBOR US + 0.150%)
1.64%, 06/05/20[a]	11,995	12,018,870

Security	Principal (000s)	Value
Lowe’s Companies Inc.
(3 mo. LIBOR US + 0.420%)
1.96%, 09/10/19[a]	$12,475	$12,544,111
Walmart Inc.
(3 mo. LIBOR US — 0.030%)
1.67%, 10/09/19[a]	7,525	7,522,442

		32,585,963
SEMICONDUCTORS — 0.62%
Intel Corp.
(3 mo. LIBOR US + 0.080%)
1.49%, 05/11/20[a,c]	20,525	20,547,167
(3 mo. LIBOR US + 0.350%)
1.76%, 05/11/22[a]	10,618	10,697,635
QUALCOMM Inc.
(3 mo. LIBOR US + 0.360%)
1.80%, 05/20/19[a]	6,320	6,337,633
(3 mo. LIBOR US + 0.450%)
1.89%, 05/20/20[a]	4,555	4,570,077

		42,152,512
SOFTWARE — 0.28%
Oracle Corp.
(3 mo. LIBOR US + 0.510%)
2.21%, 10/08/19[a,c]	6,593	6,641,986
(3 mo. LIBOR US + 0.580%)
2.30%, 01/15/19[a]	12,496	12,562,104

		19,204,090
TELECOMMUNICATIONS — 3.21%
AT&T Inc.
(3 mo. LIBOR US + 0.650%)
2.37%, 01/15/20[a]	17,928	18,023,735
(3 mo. LIBOR US + 0.670%)
2.21%, 03/11/19[a]	16,660	16,739,635
(3 mo. LIBOR US + 0.910%)
2.37%, 11/27/18[a,c]	7,181	7,222,722
(3 mo. LIBOR US + 0.930%)
2.62%, 06/30/20[a]	17,733	17,961,224
(3 mo. LIBOR US + 0.950%)
2.67%, 07/15/21[a]	22,670	23,003,249
Cisco Systems Inc.
(3 mo. LIBOR US + 0.310%)
1.90%, 06/15/18[a]	12,343	12,354,973
(3 mo. LIBOR US + 0.340%)
1.97%, 09/20/19[a,c]	9,355	9,397,659
(3 mo. LIBOR US + 0.500%)
1.98%, 03/01/19[a]	10,050	10,098,642
(3 mo. LIBOR US + 0.600%)
2.04%, 02/21/18[a]	9,571	9,573,201
Deutsche Telekom International Finance BV
(3 mo. LIBOR US + 0.580%)
2.31%, 01/17/20[a,b]	9,750	9,789,585
Verizon Communications Inc.
(3 mo. LIBOR US + 0.370%)
1.79%, 08/15/19[a,c]	7,980	8,000,907

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.550%)
2.00%, 05/22/20[a,c]	$29,325	$29,491,273
(3 mo. LIBOR US + 0.770%)
2.37%, 06/17/19[a]	8,668	8,741,678
(3 mo. LIBOR US + 1.000%)
2.60%, 03/16/22[a,c]	23,030	23,496,127
(3 mo. LIBOR US + 1.750%)
3.32%, 09/14/18[a,c]	13,280	13,413,995

		217,308,605
TRANSPORTATION — 0.27%
United Parcel Service Inc.
(3 mo. LIBOR US + 0.150%)
1.56%, 04/01/21[a]	6,500	6,500,845
(3 mo. LIBOR US + 0.380%)
1.80%, 05/16/22[a]	11,490	11,544,463

		18,045,308

TOTAL CORPORATE BONDS & NOTES (Cost: $5,717,558,789)		5,744,815,229

FOREIGN GOVERNMENT OBLIGATIONS[g] — 14.25%

CANADA — 1.35%
Export Development Canada
(3 mo. LIBOR US + 0.010%)
1.42%, 08/13/19[a,b]	27,350	27,343,983
(3 mo. LIBOR US + 0.130%)
1.59%, 11/23/20[a,b,c]	21,850	21,915,550
Province of Quebec Canada
(3 mo. LIBOR US + 0.130%)
1.77%, 09/21/20[a]	250	250,155
(3 mo. LIBOR US + 0.230%)
1.72%, 09/04/18[a]	16,040	16,057,163
(3 mo. LIBOR US + 0.280%)
2.02%, 07/21/19[a]	25,775	25,855,418

		91,422,269
FINLAND — 0.07%
Municipality Finance PLC (3 mo. LIBOR US + 0.170%)
1.56%, 02/07/20[a,b]	4,765	4,777,865

		4,777,865
JAPAN — 0.29%
Japan Bank for International Cooperation
(3 mo. LIBOR US + 0.360%)
1.77%, 11/13/18[a]	9,940	9,951,033
(3 mo. LIBOR US + 0.480%)
1.96%, 06/01/20[a]	3,400	3,416,796
(3 mo. LIBOR US + 0.570%)

Security	Principal (000s)	Value
2.03%, 02/24/20[a]	$6,200	$6,240,362

		19,608,191
NORWAY — 1.80%
Kommunalbanken AS
(3 mo. LIBOR US + 0.040%)
1.00%, 03/12/21[a,b]	25,000	25,001,250
(3 mo. LIBOR US + 0.070%)
1.67%, 03/17/20[a,b]	24,640	24,654,784
(3 mo. LIBOR US + 0.130%)
1.65%, 09/08/21[a,b]	24,060	24,100,662
1.91%, 05/02/19[a,b]	9,860	9,871,536
(3 mo. LIBOR US + 0.180%)
1.62%, 02/20/18[a,b]	27,300	27,300,819
(3 mo. LIBOR US + 0.330%)
1.93%, 06/16/20[a,b]	11,000	11,073,370

		122,002,421
SOUTH KOREA — 0.61%
Export-Import Bank of Korea
(3 mo. LIBOR US + 0.460%)
2.20%, 10/21/19[a,c]	18,550	18,519,207
(3 mo. LIBOR US + 0.700%)
2.16%, 05/26/19[a,c]	4,310	4,318,749
(3 mo. LIBOR US + 0.875%)
2.62%, 01/25/22[a]	18,250	18,337,965

		41,175,921
SUPRANATIONAL — 9.39%
African Development Bank
(3 mo. LIBOR US + 0.040%)
1.81%, 08/01/18[a,c]	18,525	18,528,520
(3 mo. LIBOR US + 0.190%)
1.78%, 06/15/20[a]	10,100	10,135,956
Asian Development Bank
(3 mo. LIBOR US + 0.010%)
1.72%, 07/10/19[a,c]	14,785	14,785,148
(3 mo. LIBOR US + 0.020%)
1.49%, 02/28/18[a]	18,970	18,969,051
(3 mo. LIBOR US + 0.050%)
1.65%, 03/16/21[a,c]	18,425	18,434,397
(3 mo. LIBOR US + 0.150%)
1.55%, 02/08/18[a]	10,965	10,965,110
(3 mo. LIBOR US + 0.190%)
1.79%, 06/16/21[a]	32,650	32,801,496
(3 mo. LIBOR US + 0.320%)
1.78%, 02/26/20[a]	22,240	22,372,328
(3 mo. LIBOR US + 1.675%)
1.67%, 06/25/19[a]	9,220	9,219,355
European Bank for Reconstruction & Development
(3 mo. LIBOR US + 0.010%)
1.45%, 11/19/20[a]	300	299,898
(3 mo. LIBOR US + 0.110%)
1.82%, 01/10/20[a,c]	11,023	11,043,172
(3 mo. LIBOR US + 1.675%)
1.67%, 03/23/20[a]	19,075	19,070,613

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
European Investment Bank
(1 mo. LIBOR US + 0.020%)
1.58%, 07/06/18[a,b]	$4,620	$4,620,231
(3 mo. LIBOR US + 0.070%)
1.77%, 10/09/18[a,b,c]	28,200	28,214,382
(3 mo. LIBOR US + 0.100%)
1.86%, 01/27/20[a,b]	1,000	1,001,720
(3 mo. LIBOR US + 0.110%)
1.78%, 03/24/21[a,b]	25,100	25,168,774
Inter-American Development Bank
(1 mo. LIBOR US + 0.040%)
1.60%, 11/26/18[a]	34,025	34,030,784
(3 mo. LIBOR US + 0.010%)
1.73%, 07/15/20[a]	22,240	22,236,219
(3 mo. LIBOR US + 0.030%)
1.58%, 09/12/18[a]	15,350	15,351,996
(3 mo. LIBOR US + 0.070%)
1.79%, 07/15/22[a]	12,550	12,555,522
(3 mo. LIBOR US + 0.200%)
1.92%, 07/15/21[a]	23,425	23,550,324
(3 mo. LIBOR US + 0.220%)
1.94%, 10/15/20[a]	18,470	18,565,490
(3 mo. LIBOR US + 0.320%)
2.04%, 04/15/20[a,f]	19,615	19,746,028
(3 mo. LIBOR US - 0.010%)
1.62%, 06/20/18[a]	19,675	19,674,213
(3 mo. LIBOR US + 1.772%)
1.72%, 10/15/19[a,c]	25,215	25,216,261
International Bank for Reconstruction & Development
(3 mo. LIBOR US + 0.100%)
1.82%, 10/13/20[a,c]	28,422	28,478,560
(3 mo. LIBOR US + 0.280%)
1.69%, 02/11/21[a]	33,820	34,072,635
(3 mo. LIBOR US - 0.120%)
1.62%, 07/19/19[a]	2,200	2,195,578
(3 mo. LIBOR US + 1.600%)
1.60%, 12/17/18[a,c]	24,140	24,139,517
International Finance Corp.
(1 mo. LIBOR US + 0.020%)
1.59%, 02/02/18[a]	11,340	11,340,000
(3 mo. LIBOR US + 0.010%)
1.60%, 12/15/20[a]	27,650	27,635,345
(3 mo. LIBOR US + 0.060%)
1.76%, 01/09/19[a]	13,993	14,000,416
(3 mo. LIBOR US + 0.180%)
1.77%, 12/15/21[a]	39,425	39,605,172
Nordic Investment Bank
(3 mo. LIBOR US + 0.050%)
1.80%, 04/25/18[a]	17,240	17,241,552

		635,265,763
SWEDEN — 0.74%
Kommuninvest I Sverige AB
(3 mo. LIBOR US + 0.030%)
1.52%, 12/03/18[a,b,c]	3,850	3,849,731
(3 mo. LIBOR US + 0.140%)

Security	Principal or Shares (000s)	Value
1.56%, 08/17/18[a,b,c]	$5,450	$5,453,815
Svensk Exportkredit AB
(3 mo. LIBOR US + 0.100%)
1.80%, 10/04/18[a]	25,010	25,024,256
(3 mo. LIBOR US + 0.330%)
2.05%, 01/14/19[a]	15,765	15,811,191

		50,138,993

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $963,439,053)		964,391,423

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,h,i]	108,333	108,354,842
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,h]	91,557	91,556,995

		199,911,837

TOTAL SHORT-TERM INVESTMENTS (Cost: $199,892,445)		199,911,837

TOTAL INVESTMENTS IN SECURITIES — 102.08%
(Cost: $6,880,890,287)		6,909,118,489
Other Assets, Less Liabilities — (2.08)%		(140,817,621)

NET ASSETS — 100.00%		$6,768,300,868

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Affiliate of the Fund.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)	Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares
	96,394	11,939[a]	—	108,333	$108,354,842	$82,419[b]	$1,119	$113
BlackRock Cash Funds: Treasury, SL Agency Shares
	19,173	72,384[a]	—	91,557	91,556,995	129,078	—	—
PNC Bank N.A.
1.99%, 01/22/21	$—	$1,000	$—	$1,000	1,000,550	552	—	332
1.80%, 05/19/20	5,320	—	(300)	5,020	5,038,875	21,992	785	1,474
1.92%, 12/07/18	4,200	150	(300)	4,050	4,059,113	16,488	257	4,467
1.90%, 06/01/18	15,905	—	(300)	15,605	15,621,073	61,333	675	(6,868)
2.26%, 07/27/22	16,000	—	(300)	15,700	15,710,048	73,935	828	(37,642)

					$241,341,496	$385,797	$3,664	$(38,124)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$5,744,815,229	$—	$5,744,815,229
Foreign government obligations	—	964,391,423	—	964,391,423
Money market funds	199,911,837	—	—	199,911,837

Total	$199,911,837	$6,709,206,652	$—	$6,909,118,489

288

Schedule of Investments (Unaudited)

iSHARES® GNMA BOND ETF

January 31, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.70%

MORTGAGE-BACKED SECURITIES — 99.70%
Government National Mortgage Association
2.50%, 01/15/28	$11	$11,077
2.50%, 02/20/28	23	22,602
2.50%, 01/20/31	348	344,722
2.50%, 04/20/43	39	37,226
2.50%, 02/01/48[a]	1,100	1,051,703
3.00%, 07/15/27	18	18,344
3.00%, 09/15/27	21	21,297
3.00%, 01/20/31	500	504,357
3.00%, 07/20/31	778	784,963
3.00%, 02/20/32	1,060	1,070,288
3.00%, 09/15/42	11	11,026
3.00%, 10/15/42	86	85,522
3.00%, 09/20/43	2,193	2,185,353
3.00%, 08/20/44	1,256	1,247,107
3.00%, 02/01/48[a]	31,848	31,530,145
3.50%, 02/15/26	11	11,520
3.50%, 11/15/26	8	8,626
3.50%, 02/20/27	22	22,911
3.50%, 01/20/31	134	137,550
3.50%, 09/15/41	14	14,507
3.50%, 09/15/42	49	50,304
3.50%, 10/15/42	17	17,043
3.50%, 11/15/42	90	91,774
3.50%, 03/15/43	78	79,616
3.50%, 05/15/43	81	82,473
3.50%, 04/20/47	316	322,171
3.50%, 07/20/47	4,510	4,595,522
3.50%, 08/20/47	461	470,706
3.50%, 10/20/47	8,632	8,798,121
3.50%, 12/20/47	904	924,795
3.50%, 02/01/48[a]	34,667	35,284,053
4.00%, 03/20/26	8	7,892
4.00%, 07/20/26	6	6,469
4.00%, 02/15/41	25	25,666
4.00%, 03/15/41	22	22,630
4.00%, 04/15/41	78	81,894
4.00%, 05/15/41	15	15,940
4.00%, 12/15/41	26	27,366
4.00%, 01/15/42	19	19,770
4.00%, 02/15/42	61	63,988
4.00%, 03/15/42	103	108,556
4.00%, 05/15/42	19	20,276
4.00%, 08/15/42	27	28,019
4.00%, 09/20/42	518	541,822
4.00%, 04/15/44	141	147,077
4.00%, 05/15/44	117	121,552
4.00%, 08/20/44	94	98,075
4.00%, 10/20/44	1,023	1,067,441
4.00%, 09/20/45	2,872	2,991,090
4.00%, 10/20/45	25	26,049
4.00%, 01/20/46	41	42,956
4.00%, 03/20/46	28	29,518
4.00%, 07/20/46	49	50,775

Security	Principal (000s)	Value
4.00%, 09/20/46	$1,409	$1,464,371
4.00%, 11/20/46	583	605,520
4.00%, 12/15/46	89	92,649
4.00%, 09/20/47	6,732	6,992,518
4.00%, 11/20/47	820	852,023
4.00%, 12/20/47	624	647,781
4.00%, 02/01/48[a]	6,038	6,246,868
4.50%, 04/15/24	12	12,239
4.50%, 07/20/24	7	7,604
4.50%, 08/15/39	326	343,538
4.50%, 07/15/40	84	88,437
4.50%, 08/15/40	141	149,267
4.50%, 11/20/45	797	844,241
4.50%, 08/20/46	1,402	1,483,639
4.50%, 09/20/46	219	232,506
4.50%, 10/20/46	240	253,629
4.50%, 11/20/46	260	275,576
4.50%, 09/20/47	35	36,522
4.50%, 10/20/47	508	533,537
4.50%, 12/20/47	1,497	1,573,020
4.50%, 01/20/48	1,575	1,654,680
4.50%, 02/01/48[a]	1,975	2,064,851
5.00%, 07/15/39	62	67,520
5.00%, 07/20/42	324	346,414
5.00%, 07/20/46	164	173,795
5.00%, 02/01/48[a]	2,847	3,003,159
5.50%, 10/15/38	41	45,141
5.50%, 07/20/40	529	574,672
5.50%, 02/01/48[a]	275	293,414
5.50%, 02/21/48[a]	280	304,325
6.00%, 09/20/38	53	58,127
6.00%, 02/01/48[a]	200	222,063

		126,925,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $128,447,380)		126,925,891

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 62.72%

MONEY MARKET FUNDS — 62.72%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	79,850	$79,849,693

		79,849,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,849,693)		79,849,693

TOTAL INVESTMENTS IN SECURITIES — 162.42%
(Cost: $208,297,073)		206,775,584
Other Assets, Less Liabilities — (62.42)%		(79,467,297)

NET ASSETS — 100.00%		$127,308,287

[a]	To-be-announced (TBA).
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares
	78,122	1,728[a]	—	79,850	$79,849,693	$234,597	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

January 31, 2018

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government agency obligations	$—	$126,925,891	$—	$126,925,891
Money market funds	79,849,693	—	—	79,849,693

Total	$79,849,693	$126,925,891	$—	$206,775,584

291

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 90.12%

AEROSPACE & DEFENSE — 0.89%
Harris Corp.
2.00%, 04/27/18	$373	$372,847
Lockheed Martin Corp.
1.85%, 11/23/18	877	874,974
Northrop Grumman Corp.
1.75%, 06/01/18	982	981,705
United Technologies Corp.
1.78%, 05/04/18[a]	875	874,344

		3,103,870

AGRICULTURE — 1.02%
Altria Group Inc.
9.70%, 11/10/18	531	561,437
Philip Morris International Inc.
5.65%, 05/16/18	1,978	2,000,035
Reynolds American Inc.
2.30%, 06/12/18	1,003	1,004,063

		3,565,535

APPAREL — 0.06%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	200	199,936

		199,936

AUTO MANUFACTURERS — 4.71%
American Honda Finance Corp.
1.50%, 03/13/18	960	959,856
1.50%, 11/19/18	415	412,971
1.60%, 07/13/18	315	314,499
2.13%, 10/10/18	1,044	1,044,438
Ford Motor Credit Co. LLC
2.24%, 06/15/18	1,800	1,800,450
2.55%, 10/05/18	1,050	1,052,037
2.88%, 10/01/18	900	903,501
5.00%, 05/15/18	925	932,520
General Motors Co.
3.50%, 10/02/18	2,371	2,390,750
General Motors Financial Co. Inc.
2.40%, 04/10/18	367	367,206
3.25%, 05/15/18[b]	639	641,032
6.75%, 06/01/18	375	380,561
PACCAR Financial Corp.
1.40%, 05/18/18	450	449,492
Toyota Motor Credit Corp.
1.20%, 04/06/18[b]	656	655,337
1.55%, 07/13/18	2,483	2,478,680
2.00%, 10/24/18[b]	1,729	1,728,084

		16,511,414

Security	Principal (000s)	Value
BANKS — 34.57%
Australia & New Zealand Banking Group Ltd./New York NY
2.00%, 11/16/18	$750	$749,160
Bank of America Corp.
5.65%, 05/01/18	1,565	1,579,335
6.50%, 07/15/18	605	616,628
6.88%, 04/25/18	2,546	2,575,330
6.88%, 11/15/18[b]	785	813,637
Series L
1.95%, 05/12/18	950	949,715
Bank of America N.A.
1.65%, 03/26/18	1,300	1,299,831
1.75%, 06/05/18	1,000	999,410
2.05%, 12/07/18	1,050	1,048,866
Bank of Montreal
1.35%, 08/28/18	1,082	1,077,704
1.40%, 04/10/18	1,209	1,208,033
1.45%, 04/09/18 (Call 03/09/18)	726	725,405
1.80%, 07/31/18	267	266,712
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 03/05/18)	245	244,941
2.10%, 08/01/18 (Call 07/02/18)[b]	1,147	1,148,009
Bank of Nova Scotia (The)
1.45%, 04/25/18	819	818,263
1.70%, 06/11/18 (Call 05/11/18)[b]	1,305	1,304,139
2.05%, 10/30/18	1,486	1,485,628
Barclays PLC
2.00%, 03/16/18	450	450,018
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	940	939,380
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
2.40%, 12/12/18	1,439	1,441,763
2.70%, 08/20/18	953	956,231
BPCE SA
2.50%, 12/10/18	1,325	1,328,153
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,000	1,001,160
Capital One N.A.
2.35%, 08/17/18 (Call 07/17/18)	1,550	1,551,348
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 03/05/18)	250	249,895
Citigroup Inc.
1.70%, 04/27/18[b]	2,101	2,099,844
1.75%, 05/01/18	1,353	1,351,836
1.80%, 02/05/18	1,298	1,298,000
2.05%, 12/07/18[b]	3,065	3,064,080
2.15%, 07/30/18	1,065	1,065,554
2.50%, 09/26/18	1,442	1,444,985
6.13%, 05/15/18	795	803,968
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	450	450,324
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	1,250	1,245,800
2.50%, 09/20/18	1,750	1,754,725

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	$2,050	$2,049,979
Credit Suisse AG/New York NY
1.70%, 04/27/18	2,150	2,149,505
6.00%, 02/15/18[b]	811	812,111
Deutsche Bank AG/London
1.88%, 02/13/18	1,716	1,715,880
Discover Bank
2.00%, 02/21/18	250	249,980
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,002,640
Fifth Third Bancorp.
4.50%, 06/01/18	341	343,500
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18	475	474,862
2.15%, 08/20/18 (Call 07/20/18)	785	785,440
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	2,408	2,417,439
6.15%, 04/01/18[b]	7,094	7,143,161
HSBC USA Inc.
1.70%, 03/05/18	750	750,000
2.00%, 08/07/18	800	799,496
2.63%, 09/24/18	1,000	1,003,120
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	510	510,995
Huntington National Bank (The)
2.00%, 06/30/18	1,000	1,000,070
2.20%, 11/06/18 (Call 10/06/18)	1,500	1,497,705
JPMorgan Chase & Co.
1.63%, 05/15/18[b]	4,200	4,196,388
Series H
1.70%, 03/01/18 (Call 02/01/18)	2,630	2,630,000
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,003
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,000
1.70%, 06/01/18	250	249,798
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,392	1,393,462
Lloyds Bank PLC
2.30%, 11/27/18	600	600,336
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	250,000
Morgan Stanley
2.13%, 04/25/18	4,490	4,491,212
2.20%, 12/07/18	759	758,605
6.63%, 04/01/18	2,350	2,367,883
MUFG Americas Holdings Corp.
1.63%, 02/09/18	1,120	1,119,966
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	250,700
National Australia Bank Ltd./New York
1.88%, 07/23/18	750	749,528
2.30%, 07/25/18	250	250,360
National Bank of Canada
2.10%, 12/14/18[b]	1,500	1,500,060
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[c]	1,250	1,245,963
1.70%, 12/07/18 (Call 11/07/18)[c]	800	796,296
1.80%, 11/05/18 (Call 10/06/18)[c]	750	748,050

Security	Principal (000s)	Value
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	$750	$750,368
Royal Bank of Canada
1.80%, 07/30/18	1,340	1,338,781
2.00%, 12/10/18	2,640	2,641,188
2.20%, 07/27/18	1,619	1,620,846
Santander UK PLC
2.00%, 08/24/18[b]	525	524,386
3.05%, 08/23/18	744	747,683
Societe Generale SA
2.63%, 10/01/18[b]	500	501,475
State Street Corp.
1.35%, 05/15/18	255	254,589
4.96%, 03/15/18	525	526,780
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,250	1,246,262
1.95%, 07/23/18	750	749,663
2.50%, 07/19/18	775	776,457
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,097	1,098,656
Svenska Handelsbanken AB
1.63%, 03/21/18	750	749,940
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	1,370	1,368,616
1.45%, 09/06/18	1,120	1,116,102
1.63%, 03/13/18	661	660,960
1.75%, 07/23/18	1,575	1,573,393
2.63%, 09/10/18	1,148	1,151,708
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	1,177	1,176,047
UBS AG/Stamford CT
1.80%, 03/26/18	1,500	1,500,285
5.75%, 04/25/18	1,000	1,008,950
Wachovia Corp.
5.75%, 02/01/18	2,058	2,058,000
Wells Fargo Bank N.A.
1.80%, 11/28/18[b]	2,035	2,029,282
Westpac Banking Corp.
1.55%, 05/25/18	930	929,117
1.95%, 11/23/18	975	973,528
2.25%, 07/30/18	1,640	1,641,935

		121,176,300

BEVERAGES — 1.78%
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	450	450,544
Coca-Cola Co. (The)
1.15%, 04/01/18	1,065	1,064,041
1.65%, 03/14/18	351	351,032
1.65%, 11/01/18[b]	1,205	1,201,879
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	412	411,992
Diageo Capital PLC
1.13%, 04/29/18	695	693,700
PepsiCo Inc.
1.25%, 04/30/18	559	558,380
5.00%, 06/01/18	1,491	1,506,954

		6,238,522

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.54%
Amgen Inc.
6.15%, 06/01/18	$343	$347,576
Baxalta Inc.
2.00%, 06/22/18	380	379,893
Gilead Sciences Inc.
1.85%, 09/04/18	1,150	1,149,149

		1,876,618
CHEMICALS — 0.86%
Airgas Inc.
1.65%, 02/15/18	525	524,926
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	400	404,124
EI du Pont de Nemours & Co.
6.00%, 07/15/18[b]	1,017	1,035,245
Monsanto Co.
1.85%, 11/15/18	150	149,427
5.13%, 04/15/18	260	261,628
Praxair Inc.
1.25%, 11/07/18	630	625,848
		3,001,198
COMMERCIAL SERVICES — 0.38%
S&P Global Inc.
2.50%, 08/15/18	695	696,119
Total System Services Inc.
2.38%, 06/01/18	403	403,016
Western Union Co. (The)
3.65%, 08/22/18[b]	225	226,879

		1,326,014
COMPUTERS — 3.52%
Apple Inc.
1.00%, 05/03/18	3,494	3,488,165
1.30%, 02/23/18	690	689,862
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,940	2,952,466
International Business Machines Corp.
1.13%, 02/06/18[b]	1,050	1,049,927
1.25%, 02/08/18[b]	985	984,911
7.63%, 10/15/18	2,200	2,283,820
Seagate HDD Cayman
3.75%, 11/15/18	882	891,790

		12,340,941
COSMETICS & PERSONAL CARE — 0.47%
Colgate-Palmolive Co.
1.50%, 11/01/18[b]	505	503,424

Security	Principal (000s)	Value
Procter & Gamble Co. (The)
1.60%, 11/15/18	$1,161	$1,157,773

		1,661,197
DIVERSIFIED FINANCIAL SERVICES — 4.21%
Air Lease Corp.
2.63%, 09/04/18	588	589,258
American Express Co.
1.55%, 05/22/18	1,217	1,215,138
7.00%, 03/19/18	1,653	1,663,645
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	867	866,194
1.88%, 11/05/18 (Call 10/05/18)	925	921,559
2.13%, 07/27/18	434	434,169
Bear Stearns Companies LLC (The)
4.65%, 07/02/18[b]	743	750,779
7.25%, 02/01/18	1,577	1,577,000
Capital One Bank USA N.A.
2.15%, 11/21/18 (Call 10/21/18)	1,560	1,560,234
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/08/18)	240	239,988
Intercontinental Exchange Inc.
2.50%, 10/15/18	740	742,065
International Lease Finance Corp.
3.88%, 04/15/18	834	837,069
7.13%, 09/01/18[d]	1,025	1,051,927
Jefferies Group LLC
5.13%, 04/13/18[b]	948	953,224
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	1,278	1,354,616

		14,756,865
ELECTRIC — 3.65%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	249,873
5.75%, 04/01/18	682	686,324
Commonwealth Edison Co.
5.80%, 03/15/18	702	705,342
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	510	514,559
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	296	297,847
7.13%, 12/01/18[b]	327	339,589
Dominion Energy Inc.
1.90%, 06/15/18	862	861,664
6.40%, 06/15/18	305	309,798
Duke Energy Carolinas LLC
5.10%, 04/15/18	85	85,541
Series C
7.00%, 11/15/18	586	608,063
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	1,307	1,307,601
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	385	388,796

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)
Georgia Power Co.
1.95%, 12/01/18[b]	$280	$279,429
Nevada Power Co.
6.50%, 08/01/18	265	270,992
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	511	509,646
Ohio Power Co.
6.05%, 05/01/18	150	151,425
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	427	438,115
Pacific Gas & Electric Co.
8.25%, 10/15/18	202	209,836
PacifiCorp
5.65%, 07/15/18	305	309,996
PECO Energy Co.
5.35%, 03/01/18	315	315,866
Public Service Co. of New Mexico
7.95%, 05/15/18	100	101,643
Public Service Electric & Gas Co.
5.30%, 05/01/18	260	262,114
South Carolina Electric & Gas Co.
6.50%, 11/01/18	260	267,904
Southern California Edison Co.
5.50%, 08/15/18	350	356,345
Southern Co. (The)
1.55%, 07/01/18	710	708,608
2.45%, 09/01/18	773	774,175
Southern Power Co.
1.50%, 06/01/18	275	274,590
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	100,309
TransAlta Corp.
6.90%, 05/15/18[b]	553	559,912
WEC Energy Group Inc.
1.65%, 06/15/18	560	559,468

		12,805,370
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
5.25%, 10/15/18	255	260,340

		260,340
ELECTRONICS — 0.12%
Arrow Electronics Inc.
3.00%, 03/01/18	305	305,204
Jabil Inc.
8.25%, 03/15/18	100	100,660

		405,864
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
3.80%, 05/15/18	507	509,621

		509,621

Security	Principal (000s)	Value
FOOD—1.15%
Hershey Co. (The)
1.60%, 08/21/18	$300	$299,403
Kellogg Co.
3.25%, 05/21/18	250	250,750
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,655	1,654,437
6.13%, 08/23/18	662	676,703
Kroger Co. (The)
6.80%, 12/15/18	330	342,715
Mondelez International Inc.
6.13%, 08/23/18	250	255,308
Sysco Corp.
5.25%, 02/12/18	546	546,497

		4,025,813
GAS — 0.13%
Sempra Energy
6.15%, 06/15/18	459	465,986

		465,986
HAND & MACHINE TOOLS — 0.32%
Stanley Black & Decker Inc.
1.62%, 11/17/18	410	407,843
2.45%, 11/17/18[b]	701	702,711

		1,110,554
HEALTH CARE - PRODUCTS — 1.55%
Abbott Laboratories
2.00%, 09/15/18	595	594,250
Boston Scientific Corp.
2.65%, 10/01/18	582	583,717
Danaher Corp.
1.65%, 09/15/18[b]	620	618,624
Edwards Lifesciences Corp.
2.88%, 10/15/18	520	522,246
Medtronic Inc.
1.38%, 04/01/18	878	877,271
1.50%, 03/15/18	765	764,786
Stryker Corp.
1.30%, 04/01/18	592	591,420
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	891	890,278

		5,442,592
HEALTH CARE - SERVICES — 1.24%
Aetna Inc.
1.70%, 06/07/18	1,194	1,191,934
Anthem Inc.
2.30%, 07/15/18	482	482,521

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.50%, 11/01/18	$145	$145,264
UnitedHealth Group Inc.
1.90%, 07/16/18	1,822	1,821,198
6.00%, 02/15/18	720	721,080

		4,361,997
HOLDING COMPANIES - DIVERSIFIED — 0.46%
Ares Capital Corp.
4.88%, 11/30/18	1,574	1,604,079

		1,604,079
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
6.25%, 07/15/18	175	178,332

		178,332
HOUSEWARES — 0.11%
Newell Brands Inc.
2.15%, 10/15/18	395	394,980

		394,980
INSURANCE — 1.77%
Assurant Inc.
2.50%, 03/15/18	350	350,196
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	167	166,661
1.45%, 03/07/18	1,099	1,098,791
2.00%, 08/15/18	134	134,017
5.40%, 05/15/18[b]	1,112	1,122,831
Berkshire Hathaway Inc.
1.15%, 08/15/18	545	542,678
1.55%, 02/09/18	321	320,978
Chubb Corp. (The)
5.75%, 05/15/18[b]	196	198,168
MetLife Inc. Series A
6.82%, 08/15/18	918	941,134
Prudential Financial Inc.
2.30%, 08/15/18	548	548,636
Voya Financial Inc.
2.90%, 02/15/18	270	270,073
XLIT Ltd.
2.30%, 12/15/18	525	525,089

		6,219,252
INTERNET — 0.43%
Baidu Inc.
3.25%, 08/06/18	600	601,770
eBay Inc.
2.50%, 03/09/18	545	545,441
Expedia Inc.
7.46%, 08/15/18	355	364,713

		1,511,924

Security	Principal (000s)	Value
IRON & STEEL — 0.06%
Nucor Corp.
5.85%, 06/01/18	$211	$213,545

		213,545
LODGING — 0.08%
Wyndham Worldwide Corp.
2.50%, 03/01/18	275	275,030

		275,030
MACHINERY — 1.88%
Caterpillar Financial Services Corp.
1.50%, 02/23/18[b]	1,475	1,474,808
1.70%, 06/16/18	675	674,399
1.80%, 11/13/18[b]	616	614,651
5.45%, 04/15/18	197	198,334
7.05%, 10/01/18	150	154,874
Series G
2.45%, 09/06/18	210	210,491
John Deere Capital Corp.
1.30%, 03/12/18	530	529,772
1.60%, 07/13/18	565	564,153
1.75%, 08/10/18	420	419,614
1.95%, 12/13/18	647	646,644
5.75%, 09/10/18	523	534,673
Roper Technologies Inc.
2.05%, 10/01/18	584	583,305

		6,605,718
MANUFACTURING — 1.24%
3M Co.
1.38%, 08/07/18	385	383,899
Eaton Corp.
5.60%, 05/15/18	295	298,062
General Electric Co.
1.63%, 04/02/18	952	951,581
5.63%, 05/01/18[b]	1,813	1,829,172
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	574	588,316
Parker-Hannifin Corp.
5.50%, 05/15/18	300	302,994

		4,354,024
MEDIA — 1.24%
21st Century Fox America Inc.
7.25%, 05/18/18	160	162,480
Comcast Corp.
5.70%, 05/15/18	1,167	1,179,615
5.88%, 02/15/18	599	599,881
Historic TW Inc.
6.88%, 06/15/18	381	387,431

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Time Warner Cable LLC
6.75%, 07/01/18	$1,441	$1,467,226
Walt Disney Co. (The)
1.50%, 09/17/18	569	567,174

		4,363,807
MINING — 0.11%
Goldcorp Inc.
2.13%, 03/15/18	403	402,964

		402,964
OIL & GAS — 4.87%
Apache Corp.
6.90%, 09/15/18	190	195,350
BP Capital Markets PLC
1.38%, 05/10/18	1,393	1,390,966
1.67%, 02/13/18	716	715,950
2.24%, 09/26/18	567	567,794
British Transco Finance Inc.
6.63%, 06/01/18	75	76,056
Canadian Natural Resources Ltd.
5.90%, 02/01/18	183	183,000
Chevron Corp.
1.37%, 03/02/18	780	779,906
1.72%, 06/24/18 (Call 05/24/18)	1,531	1,530,219
1.79%, 11/16/18	2,565	2,561,871
EOG Resources Inc.
6.88%, 10/01/18	225	231,678
Exxon Mobil Corp.
1.31%, 03/06/18	1,232	1,231,359
1.44%, 03/01/18	1,050	1,049,906
Marathon Petroleum Corp.
2.70%, 12/14/18	440	441,646
Occidental Petroleum Corp.
1.50%, 02/15/18	443	442,942
Pioneer Natural Resources Co.
6.88%, 05/01/18	200	202,288
Shell International Finance BV
1.63%, 11/10/18[b]	2,175	2,167,366
1.90%, 08/10/18[b]	721	720,841
2.00%, 11/15/18	1,134	1,133,218
Total Capital SA
2.13%, 08/10/18	938	938,910
XTO Energy Inc.
6.50%, 12/15/18	485	503,037

		17,064,303
OIL & GAS SERVICES — 0.15%
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	515	514,413

		514,413
PHARMACEUTICALS — 5.30%
AbbVie Inc.
1.80%, 05/14/18	3,067	3,066,540

Security	Principal (000s)	Value
2.00%, 11/06/18[b]	$1,295	$1,293,705
Allergan Funding SCS
2.35%, 03/12/18	2,425	2,426,285
AstraZeneca PLC
1.75%, 11/16/18	1,190	1,186,228
Cardinal Health Inc.
1.95%, 06/15/18	407	406,756
Eli Lilly & Co.
1.25%, 03/01/18	484	483,792
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,499	2,525,289
Johnson & Johnson
1.65%, 12/05/18	574	572,261
5.15%, 07/15/18	570	578,419
McKesson Corp.
1.40%, 03/15/18[b]	187	186,914
Medco Health Solutions Inc.
7.13%, 03/15/18	672	676,079
Merck & Co. Inc.
1.30%, 05/18/18	493	492,260
Mylan Inc.
2.60%, 06/24/18[b]	375	375,443
Mylan NV
3.00%, 12/15/18	640	642,707
Pfizer Inc.
1.20%, 06/01/18	1,830	1,826,413
1.50%, 06/15/18	744	743,182
4.65%, 03/01/18	81	81,183
Pharmacia LLC
6.50%, 12/01/18	100	103,603
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	915	909,894

		18,576,953
PIPELINES — 1.65%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	340	340,721
Columbia Pipeline Group Inc.
2.45%, 06/01/18	435	435,396
Enbridge Energy Partners LP Series B
6.50%, 04/15/18	100	100,884
Energy Transfer LP
2.50%, 06/15/18	985	986,093
6.70%, 07/01/18[b]	496	505,161
Enterprise Products Operating LLC
1.65%, 05/07/18	578	577,306
6.65%, 04/15/18	330	333,069
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,210	1,211,694
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	40,649
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	275	276,414
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	463	464,986

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
6.50%, 08/15/18	$271	$277,323
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	231	231,166

		5,780,862
REAL ESTATE INVESTMENT TRUSTS — 0.16%
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18	285	285,000
Welltower Inc.
2.25%, 03/15/18	290	290,145

		575,145
RETAIL — 2.79%
AutoNation Inc.
6.75%, 04/15/18	165	166,510
Best Buy Co. Inc.
5.00%, 08/01/18[b]	598	606,019
CVS Health Corp.
1.90%, 07/20/18	1,930	1,927,935
2.25%, 12/05/18 (Call 11/05/18)	2,026	2,026,689
Dollar General Corp.
1.88%, 04/15/18	285	284,855
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	791	792,266
McDonald’s Corp.
2.10%, 12/07/18	813	812,658
5.35%, 03/01/18	766	768,313
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	530	529,019
Walmart Inc.
1.13%, 04/11/18	957	955,938
1.95%, 12/15/18	35	34,974
5.80%, 02/15/18	870	871,279

		9,776,455
SEMICONDUCTORS — 0.73%
Altera Corp.
2.50%, 11/15/18	815	817,608
Maxim Integrated Products Inc.
2.50%, 11/15/18	388	388,823
QUALCOMM Inc.
1.40%, 05/18/18	999	997,601
Texas Instruments Inc.
1.00%, 05/01/18	365	364,285

		2,568,317
SOFTWARE — 1.79%
Fidelity National Information Services Inc.
2.85%, 10/15/18	665	668,006
Microsoft Corp.
1.00%, 05/01/18	120	119,789
1.30%, 11/03/18	1,925	1,915,124
1.63%, 12/06/18[b]	1,123	1,119,631

Security	Principal or Shares (000s)	Value
Oracle Corp.
5.75%, 04/15/18	$2,423	$2,442,045

		6,264,595
TELECOMMUNICATIONS — 3.24%
AT&T Inc.
2.38%, 11/27/18	2,287	2,290,911
5.50%, 02/01/18	1,342	1,342,000
5.60%, 05/15/18	669	675,436
Cisco Systems Inc.
1.40%, 02/28/18	830	829,825
1.65%, 06/15/18	1,776	1,776,941
Deutsche Telekom International Finance BV
6.75%, 08/20/18	650	666,393
Rogers Communications Inc.
6.80%, 08/15/18	1,222	1,252,257
Telefonica Emisiones SAU
3.19%, 04/27/18	930	932,241
Vodafone Group PLC
1.50%, 02/19/18	1,334	1,333,680
4.63%, 07/15/18	239	241,696

		11,341,380
TRANSPORTATION — 0.62%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18[b]	517	519,440
Canadian National Railway Co.
5.55%, 05/15/18	325	328,393
Norfolk Southern Corp.
5.75%, 04/01/18	589	592,640
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	235	235,244
2.50%, 03/01/18 (Call 02/07/18)	258	258,003
Union Pacific Corp.
5.70%, 08/15/18[b]	225	229,392

		2,163,112

TOTAL CORPORATE BONDS & NOTES
(Cost: $316,304,518)		315,895,737

SHORT-TERM INVESTMENTS — 16.97%

MONEY MARKET FUNDS — 16.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,e,f]	14,740	14,743,253

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,e]	44,745	$44,745,217

		59,488,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $59,487,929)		59,488,470

TOTAL INVESTMENTS IN SECURITIES — 107.09% (Cost: $375,792,447)		375,384,207
Other Assets, Less Liabilities — (7.09)%		(24,863,749)

NET ASSETS — 100.00%		$350,520,458

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares
	12,179	2,561	[a]	—	14,740	$14,743,253	$7,008	[b]	$(1,158)	$1,146
BlackRock Cash Funds: Treasury, SL Agency Shares
	4,389	40,356	[a]	—	44,745	44,745,217	53,728		—	—
PNC Bank N.A.
1.50%, 02/23/18	$1,000	$—		$(1,000)	$—	—	3,291		(60)	187
1.60%, 06/01/18	1,250	—		—	1,250	1,245,963	4,533		—	(4,645)
1.70%, 12/07/18	800	—		—	800	796,296	3,379		—	(3,243)
1.80%, 11/05/18	750	—		—	750	748,050	3,100		—	(1,938)

						$62,278,779	$75,039		$(1,218)	$(8,493)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$315,895,737	$—	$315,895,737
Money market funds	59,488,470	—	—	59,488,470

Total	$59,488,470	$315,895,737	$—	$375,384,207

300

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.91%

ADVERTISING — 0.09%
Omnicom Group Inc.
6.25%, 07/15/19	$395	$415,220

		415,220
AEROSPACE & DEFENSE — 1.29%
Boeing Capital Corp.
4.70%, 10/27/19	490	509,517
Boeing Co. (The)
6.00%, 03/15/19	793	825,212
L3 Technologies Inc.
5.20%, 10/15/19	1,098	1,143,764
Lockheed Martin Corp.
4.25%, 11/15/19	1,130	1,165,629
Northrop Grumman Corp.
5.05%, 08/01/19	785	814,979
Rockwell Collins Inc.
1.95%, 07/15/19	432	428,488
5.25%, 07/15/19	217	225,261
United Technologies Corp.
1.50%, 11/01/19	1,110	1,093,095

		6,205,945
AGRICULTURE — 1.21%
Altria Group Inc.
9.25%, 08/06/19	1,343	1,476,642
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	623	671,046
Philip Morris International Inc.
1.38%, 02/25/19	1,015	1,005,083
1.63%, 02/21/19	1,050	1,043,249
1.88%, 01/15/19	992	989,133
Reynolds American Inc.
8.13%, 06/23/19	598	642,180

		5,827,333
AIRLINES — 0.16%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 05/10/21	215	230,743
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	554	555,878

		786,621
AUTO MANUFACTURERS — 4.47%
American Honda Finance Corp.
1.20%, 07/12/19	1,382	1,358,575
1.70%, 02/22/19	762	757,725
2.00%, 11/13/19	350	347,480
2.25%, 08/15/19	870	868,373

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
1.90%, 08/12/19	$900	$888,714
2.02%, 05/03/19	1,025	1,017,538
2.26%, 03/28/19	250	249,020
2.38%, 03/12/19	1,150	1,147,286
2.60%, 11/04/19	1,895	1,889,523
2.94%, 01/08/19	685	688,706
General Motors Financial Co. Inc.
2.35%, 10/04/19	470	467,340
2.40%, 05/09/19	1,689	1,684,794
3.10%, 01/15/19[a]	1,593	1,603,275
3.50%, 07/10/19	1,066	1,078,238
PACCAR Financial Corp.
1.20%, 08/12/19	100	98,227
1.30%, 05/10/19	637	629,044
Toyota Motor Credit Corp.
1.40%, 05/20/19	360	355,939
1.55%, 10/18/19[a]	1,340	1,322,540
1.70%, 01/09/19[a]	595	593,001
1.70%, 02/19/19	1,880	1,870,619
2.10%, 01/17/19[a]	1,013	1,012,878
2.13%, 07/18/19	1,541	1,537,317

		21,466,152
BANKS — 33.30%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	750	740,775
2.05%, 09/23/19	750	744,308
2.25%, 06/13/19	1,395	1,391,987
Bank of America Corp.
2.60%, 01/15/19[a]	3,635	3,650,412
2.65%, 04/01/19	3,268	3,278,360
7.63%, 06/01/19[a]	2,555	2,728,101
Bank of Montreal
1.50%, 07/18/19	2,111	2,082,586
1.75%, 09/11/19	548	541,632
2.10%, 12/12/19	667	661,431
2.38%, 01/25/19 (Call 12/25/18)	1,619	1,621,348
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	676	675,987
2.20%, 03/04/19 (Call 02/02/19)	229	228,833
2.20%, 05/15/19 (Call 04/15/19)[a]	1,433	1,429,647
2.30%, 09/11/19 (Call 08/11/19)	1,307	1,304,399
5.45%, 05/15/19[a]	521	541,032
Bank of Nova Scotia (The)
1.65%, 06/14/19	1,560	1,543,916
1.95%, 01/15/19[a]	1,521	1,517,319
2.05%, 06/05/19	1,323	1,319,243
Barclays Bank PLC
6.75%, 05/22/19	600	631,722
Barclays PLC
2.75%, 11/08/19	2,095	2,093,890
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	1,273	1,272,440
5.25%, 11/01/19	125	130,600
6.85%, 04/30/19	723	761,847

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
BNP Paribas SA
2.45%, 03/17/19	$1,486	$1,487,768
BPCE SA
2.50%, 07/15/19	825	824,934
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,250	1,235,638
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	1,258	1,241,394
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,561	1,560,735
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	2,000	1,974,900
2.40%, 09/05/19 (Call 08/05/19)	500	497,625
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	860	851,159
Citigroup Inc.
2.05%, 06/07/19	1,174	1,163,821
2.50%, 07/29/19	2,360	2,358,537
2.55%, 04/08/19	2,750	2,752,228
8.50%, 05/22/19	1,171	1,259,012
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	250	248,665
2.50%, 03/14/19 (Call 02/14/19)	850	850,425
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	399	397,791
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	750	746,760
2.25%, 03/13/19	750	748,755
2.30%, 09/06/19	1,100	1,095,963
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,295	1,274,811
2.25%, 01/14/19	965	965,463
Credit Suisse AG/New York NY
2.30%, 05/28/19	2,240	2,235,139
5.30%, 08/13/19	1,000	1,041,250
Deutsche Bank AG
2.85%, 05/10/19	2,524	2,526,524
Deutsche Bank AG/London
2.50%, 02/13/19	2,008	2,003,241
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,379	1,376,476
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	400	394,232
2.30%, 03/15/19 (Call 02/15/19)	650	649,194
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	250,703
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	680	674,662
2.00%, 04/25/19 (Call 03/25/19)	920	914,765
2.30%, 12/13/19 (Call 11/13/19)	2,459	2,445,500
2.55%, 10/23/19[a]	2,568	2,562,915
2.63%, 01/31/19[a]	2,422	2,430,719
7.50%, 02/15/19	3,002	3,156,813
HSBC USA Inc.
2.25%, 06/23/19	300	299,376
2.38%, 11/13/19	1,125	1,122,075
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,098
Intesa Sanpaolo SpA
3.88%, 01/15/19	895	907,467

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)[a]	$1,500	$1,492,260
2.20%, 10/22/19	2,388	2,376,203
2.35%, 01/28/19	1,593	1,596,409
6.30%, 04/23/19	3,394	3,553,416
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	575	568,002
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	395	389,462
2.35%, 03/08/19	1,250	1,249,088
2.50%, 12/15/19	250	249,430
Lloyds Bank PLC
2.05%, 01/22/19	600	598,632
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	750	748,260
2.30%, 01/30/19 (Call 12/30/18)	400	400,472
Morgan Stanley
2.38%, 07/23/19	2,713	2,706,516
2.45%, 02/01/19[a]	2,485	2,488,678
2.50%, 01/24/19	2,541	2,547,530
5.63%, 09/23/19[a]	3,345	3,505,660
7.30%, 05/13/19	1,805	1,912,614
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	248,655
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,000	984,900
2.00%, 01/14/19	795	793,434
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[b]	900	886,221
1.95%, 03/04/19 (Call 02/02/19)[b]	840	836,228
2.20%, 01/28/19 (Call 12/29/18)[b]	250	250,138
2.25%, 07/02/19 (Call 06/02/19)[b]	1,500	1,495,830
2.40%, 10/18/19 (Call 09/18/19)[b]	1,000	997,980
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[b]	500	528,285
6.88%, 05/15/19[b]	581	611,526
Royal Bank of Canada
1.50%, 07/29/19	1,604	1,582,891
1.63%, 04/15/19	1,607	1,592,907
2.15%, 03/15/19	1,255	1,252,339
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	1,020	1,080,700
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	1,659	1,658,220
Santander UK PLC
2.35%, 09/10/19	990	986,763
2.50%, 03/14/19	2,243	2,243,718
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	600	590,304
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	295	294,136
2.05%, 01/18/19[a]	750	748,380
2.09%, 10/18/19	250	247,900
2.25%, 07/11/19	1,345	1,339,351
2.45%, 01/10/19[a]	1,500	1,502,325
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	1,126	1,126,338

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Svenska Handelsbanken AB
1.50%, 09/06/19	$750	$739,245
2.25%, 06/17/19	500	499,080
2.50%, 01/25/19[a]	1,400	1,403,752
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,185	1,168,031
1.90%, 10/24/19	383	379,120
1.95%, 01/22/19	1,809	1,805,056
2.13%, 07/02/19	1,906	1,899,024
2.25%, 11/05/19	1,666	1,659,486
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)[a]	2,566	2,560,945
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	750	742,305
2.13%, 10/28/19 (Call 09/28/19)	750	745,703
UBS AG/Stamford CT
2.38%, 08/14/19	2,140	2,134,457
Wells Fargo & Co.
2.13%, 04/22/19	3,013	3,007,396
2.15%, 01/15/19	2,315	2,315,741
Wells Fargo Bank N.A.
1.75%, 05/24/19	1,500	1,488,855
2.15%, 12/06/19	1,730	1,719,810
Westpac Banking Corp.
1.60%, 08/19/19	1,175	1,159,349
1.65%, 05/13/19	875	866,556
2.25%, 01/17/19[a]	1,330	1,330,545
4.88%, 11/19/19	2,145	2,232,902

		159,787,807
BEVERAGES — 3.27%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	4,186	4,163,019
2.15%, 02/01/19	1,542	1,541,075
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	1,136	1,221,609
7.75%, 01/15/19[a]	2,330	2,447,735
Coca-Cola Co. (The)
1.38%, 05/30/19	1,497	1,480,039
Constellation Brands Inc.
3.88%, 11/15/19	370	377,807
Molson Coors Brewing Co.
1.45%, 07/15/19	921	906,006
1.90%, 03/15/19	289	286,985
PepsiCo Inc.
1.35%, 10/04/19	733	721,543
1.50%, 02/22/19	995	989,418
1.55%, 05/02/19	688	682,400
2.25%, 01/07/19 (Call 12/07/18)	866	867,706

		15,685,342
BIOTECHNOLOGY — 1.17%
Amgen Inc.
1.90%, 05/10/19	935	929,334
2.20%, 05/22/19 (Call 04/22/19)	1,981	1,975,671
5.70%, 02/01/19	945	975,883

Security	Principal (000s)	Value
Celgene Corp.
2.25%, 05/15/19	$482	$480,014
Gilead Sciences Inc.
1.85%, 09/20/19	712	706,582
2.05%, 04/01/19	529	527,545

		5,595,029
CHEMICALS — 1.40%
Agrium Inc.
6.75%, 01/15/19	138	143,712
Dow Chemical Co. (The)
8.55%, 05/15/19	2,606	2,802,623
EI du Pont de Nemours & Co.
5.75%, 03/15/19	412	427,005
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	518	529,753
Methanex Corp.
3.25%, 12/15/19	435	434,226
Monsanto Co.
2.13%, 07/15/19	1,149	1,141,807
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	540	564,462
Praxair Inc.
4.50%, 08/15/19	270	278,546
RPM International Inc.
6.13%, 10/15/19	392	414,140

		6,736,274
COMMERCIAL SERVICES — 0.25%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	77,066
Ecolab Inc.
2.00%, 01/14/19[a]	430	429,316
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	684	685,813
Princeton University
Series A
4.95%, 03/01/19	25	25,644

		1,217,839
COMPUTERS — 3.06%
Apple Inc.
1.10%, 08/02/19[a]	1,235	1,214,400
1.55%, 02/08/19	850	846,149
1.70%, 02/22/19	1,337	1,332,481
1.80%, 11/13/19	624	618,708
2.10%, 05/06/19	2,425	2,422,745
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	4,157	4,200,815
IBM Credit LLC
1.63%, 09/06/19	445	440,359
International Business Machines Corp.
1.80%, 05/17/19	1,000	994,270

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
1.88%, 05/15/19	$650	$646,802
1.95%, 02/12/19	1,100	1,097,624
8.38%, 11/01/19	772	851,292

		14,665,645
COSMETICS & PERSONAL CARE — 0.54%
Colgate-Palmolive Co.
1.75%, 03/15/19	226	225,096
Procter & Gamble Co. (The)
1.75%, 10/25/19	370	366,803
1.90%, 11/01/19	890	884,259
Unilever Capital Corp.
2.20%, 03/06/19	795	794,126
4.80%, 02/15/19	300	307,719

		2,578,003
DIVERSIFIED FINANCIAL SERVICES — 3.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	835	845,939
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	1,026	1,035,162
American Express Co.
8.13%, 05/20/19[a]	524	561,120
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)[a]	643	634,570
1.88%, 05/03/19 (Call 04/03/19)	1,288	1,279,808
2.13%, 03/18/19	1,693	1,689,648
2.25%, 08/15/19[a]	2,242	2,237,112
Ameriprise Financial Inc.
7.30%, 06/28/19	659	702,837
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	545	543,714
2.30%, 06/05/19 (Call 05/05/19)	250	248,408
Cboe Global Markets Inc.
1.95%, 06/28/19	254	251,432
International Lease Finance Corp.
5.88%, 04/01/19	1,202	1,245,464
6.25%, 05/15/19	939	980,776
Jefferies Group LLC
8.50%, 07/15/19	383	413,778
Mastercard Inc.
2.00%, 04/01/19	628	626,386
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	590	580,377
1.65%, 02/08/19	380	377,788
2.15%, 02/01/19 (Call 01/01/19)	320	319,779
2.30%, 11/15/19 (Call 10/15/19)	501	499,292
Nomura Holdings Inc.
2.75%, 03/19/19[a]	1,205	1,207,567
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,452	1,454,991
3.00%, 08/15/19 (Call 07/15/19)	1,411	1,416,786
TD Ameritrade Holding Corp.
5.60%, 12/01/19	13	13,701

		19,166,435

Security	Principal (000s)	Value
ELECTRIC — 4.36%
Arizona Public Service Co.
8.75%, 03/01/19	$270	$287,312
CMS Energy Corp.
8.75%, 06/15/19	368	397,138
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	330	329,871
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	320	335,098
Consumers Energy Co.
6.13%, 03/15/19	210	218,348
6.70%, 09/15/19	525	559,046
Dominion Energy Inc.
1.88%, 01/15/19	450	448,416
2.50%, 12/01/19 (Call 11/01/19)	1,178	1,174,336
2.96%, 07/01/19[a,d]	517	519,502
5.20%, 08/15/19	293	304,275
Series B
1.60%, 08/15/19	700	689,976
DTE Energy Co.
1.50%, 10/01/19	640	628,070
2.40%, 12/01/19 (Call 11/01/19)	260	258,567
Duke Energy Corp.
5.05%, 09/15/19	347	360,689
Duke Energy Ohio Inc.
5.45%, 04/01/19	315	325,638
Duke Energy Progress LLC
5.30%, 01/15/19	900	925,479
Emera U.S. Finance LP
2.15%, 06/15/19	1,001	993,683
Entergy Texas Inc.
7.13%, 02/01/19	223	232,953
Eversource Energy
4.50%, 11/15/19	252	260,487
Exelon Generation Co. LLC
5.20%, 10/01/19	719	749,960
Georgia Power Co.
4.25%, 12/01/19	398	410,047
Indiana Michigan Power Co.
7.00%, 03/15/19	301	315,568
Jersey Central Power & Light Co.
7.35%, 02/01/19	285	297,717
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	1,172	1,173,137
Nevada Power Co.
7.13%, 03/15/19	398	418,672
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	665	663,490
2.40%, 09/15/19 (Call 08/15/19)	555	553,773
2.70%, 09/15/19 (Call 08/15/19)	440	441,074
Oglethorpe Power Corp.
6.10%, 03/15/19	274	284,028
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	821	818,882

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Portland General Electric Co.
6.10%, 04/15/19	$50	$52,059
Progress Energy Inc.
4.88%, 12/01/19	542	562,878
7.05%, 03/15/19	445	466,792
Public Service Co. of Colorado
5.13%, 06/01/19	370	382,898
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	104,207
Public Service Enterprise Group Inc.
1.60%, 11/15/19	465	456,323
Southern Co. (The)
1.85%, 07/01/19	2,041	2,023,427
2.15%, 09/01/19 (Call 08/01/19)	325	323,047
Southern Power Co.
1.95%, 12/15/19	515	508,449
Southwestern Electric Power Co.
6.45%, 01/15/19	218	226,315
Union Electric Co.
6.70%, 02/01/19	410	427,327

		20,908,954
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
4.88%, 10/15/19	542	563,393

		563,393
ELECTRONICS — 0.54%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	799	801,189
Honeywell International Inc.
1.40%, 10/30/19	1,645	1,619,930
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	150	150,959

		2,572,078
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
5.50%, 09/15/19	638	667,131

		667,131
FOOD — 1.32%
Campbell Soup Co.
4.50%, 02/15/19	157	160,142
General Mills Inc.
2.20%, 10/21/19	685	681,678
5.65%, 02/15/19	1,196	1,236,329
Kellogg Co.
4.15%, 11/15/19	373	383,302
Kroger Co. (The)
2.00%, 01/15/19	873	871,149
2.30%, 01/15/19 (Call 12/15/18)	282	282,138
Sysco Corp.
1.90%, 04/01/19	1,117	1,111,125

Security	Principal (000s)	Value
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	$1,598	$1,601,180

		6,327,043
GAS — 0.43%
Atmos Energy Corp.
8.50%, 03/15/19	270	287,488
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	321	319,867
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	298,875
Sempra Energy
1.63%, 10/07/19	280	275,735
9.80%, 02/15/19	661	709,266
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	160	165,661

		2,056,892
HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	606	603,012

		603,012
HEALTH CARE — PRODUCTS — 2.12%
Abbott Laboratories
2.35%, 11/22/19[a]	2,894	2,885,144
5.13%, 04/01/19	1,262	1,300,882
Becton Dickinson and Co.
2.13%, 06/06/19	526	522,713
2.68%, 12/15/19	1,683	1,681,957
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,090	1,082,577
Medtronic Inc.
5.60%, 03/15/19	260	268,692
Stryker Corp.
2.00%, 03/08/19	1,200	1,192,632
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	885	885,389
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	344	355,342

		10,175,328
HEALTH CARE — SERVICES — 1.04%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	689	686,451
Anthem Inc.
2.25%, 08/15/19	1,043	1,038,525
Dignity Health
2.64%, 11/01/19	77	76,944
Humana Inc.
2.63%, 10/01/19	315	314,934

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.70%, 04/01/19	$399	$399,602
UnitedHealth Group Inc.
1.63%, 03/15/19	647	641,740
1.70%, 02/15/19[a]	1,201	1,194,947
2.30%, 12/15/19	643	641,444

		4,994,587
HOLDING COMPANIES — DIVERSIFIED — 0.16%
FS Investment Corp.
4.00%, 07/15/19	200	201,574
Prospect Capital Corp.
5.00%, 07/15/19	545	558,696

		760,270
HOME BUILDERS — 0.12%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	590	595,304

		595,304
HOUSEHOLD PRODUCTS & WARES — 0.17%
Kimberly-Clark Corp.
1.40%, 02/15/19	377	374,376
1.90%, 05/22/19	420	417,329

		791,705
HOUSEWARES — 0.12%
Newell Brands Inc.
2.60%, 03/29/19	305	304,988
2.88%, 12/01/19 (Call 11/01/19)	285	285,849

		590,837
INSURANCE — 2.19%
Allstate Corp. (The)
7.45%, 05/16/19	352	373,208
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,670	1,664,556
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	1,005	990,327
1.70%, 03/15/19	1,882	1,872,232
Berkshire Hathaway Inc.
2.10%, 08/14/19	775	773,868
Chubb INA Holdings Inc.
5.90%, 06/15/19	332	347,710
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	275	284,587
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	365	364,573
MetLife Inc.
7.72%, 02/15/19	1,640	1,732,102
Protective Life Corp.
7.38%, 10/15/19	252	271,069
Prudential Financial Inc.
2.35%, 08/15/19	358	356,869

Security	Principal (000s)	Value
7.38%, 06/15/19	$857	$913,331
Reinsurance Group of America Inc.
6.45%, 11/15/19	180	191,279
Travelers Companies Inc. (The)
5.90%, 06/02/19	271	283,222
WR Berkley Corp.
7.38%, 09/15/19	65	69,590

		10,488,523
INTERNET — 1.12%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,600	1,596,656
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	1,658	1,666,970
Baidu Inc.
2.75%, 06/09/19	600	599,166
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	1,528	1,521,552

		5,384,344
LODGING — 0.13%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	643	646,337

		646,337
MACHINERY — 1.78%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	843	832,842
1.90%, 03/22/19	590	587,469
2.00%, 11/29/19	339	336,681
2.10%, 06/09/19	912	909,145
2.25%, 12/01/19	551	549,198
7.15%, 02/15/19	1,310	1,375,264
Deere & Co.
4.38%, 10/16/19	370	382,713
John Deere Capital Corp.
1.25%, 10/09/19	521	511,606
1.95%, 01/08/19[a]	1,484	1,482,754
1.95%, 03/04/19	585	582,988
2.25%, 04/17/19	313	312,800
2.30%, 09/16/19	584	583,650
Roper Technologies Inc.
6.25%, 09/01/19	65	68,650

		8,515,760
MANUFACTURING — 1.07%
3M Co.
1.63%, 06/15/19	597	592,027
Eaton Corp.
6.95%, 03/20/19	370	387,520
General Electric Co.
2.10%, 12/11/19	309	306,537

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.30%, 01/14/19[a]	$504	$504,262
6.00%, 08/07/19	1,641	1,725,216
Illinois Tool Works Inc.
1.95%, 03/01/19[a]	515	513,012
6.25%, 04/01/19	676	705,751
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	400	402,256

		5,136,581
MEDIA — 2.22%
21st Century Fox America Inc.
6.90%, 03/01/19	269	281,767
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	744	741,783
Comcast Corp.
5.70%, 07/01/19[a]	1,317	1,377,437
Discovery Communications LLC
5.63%, 08/15/19	355	370,485
RELX Capital Inc.
8.63%, 01/15/19	184	194,608
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	519	518,118
Thomson Reuters Corp.
4.70%, 10/15/19	108	111,618
Time Warner Cable LLC
8.25%, 04/01/19[a]	1,497	1,591,116
8.75%, 02/14/19	1,380	1,463,490
Time Warner Inc.
2.10%, 06/01/19	1,041	1,035,212
Viacom Inc.
5.63%, 09/15/19	368	383,820
Walt Disney Co. (The)
0.88%, 07/12/19	428	419,765
1.65%, 01/08/19[a]	885	881,619
1.85%, 05/30/19	953	948,369
5.50%, 03/15/19	304	314,743

		10,633,950
MINING — 0.38%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	1,317	1,379,742
Newmont Mining Corp.
5.13%, 10/01/19	426	441,932

		1,821,674
OFFICE & BUSINESS EQUIPMENT — 0.29%
Pitney Bowes Inc.
6.25%, 03/15/19[a]	335	346,866
Xerox Corp.
2.75%, 03/15/19	683	682,631
5.63%, 12/15/19	347	364,693

		1,394,190
OIL & GAS — 5.23%
Anadarko Petroleum Corp.

Security	Principal (000s)	Value
6.95%, 06/15/19	$488	$514,737
8.70%, 03/15/19	592	630,912
BP Capital Markets PLC
1.68%, 05/03/19	1,119	1,110,787
1.77%, 09/19/19	562	556,582
2.24%, 05/10/19	1,204	1,202,796
4.75%, 03/10/19	889	912,727
Cenovus Energy Inc.
5.70%, 10/15/19	1,610	1,680,695
Chevron Corp.
1.56%, 05/16/19	1,323	1,311,728
1.69%, 02/28/19	512	509,261
2.19%, 11/15/19 (Call 10/15/19)	1,261	1,258,339
4.95%, 03/03/19	1,027	1,057,060
Encana Corp.
6.50%, 05/15/19	567	592,135
EOG Resources Inc.
5.63%, 06/01/19	841	875,145
EQT Corp.
8.13%, 06/01/19	258	276,210
Exxon Mobil Corp.
1.71%, 03/01/19[a]	1,500	1,492,725
1.82%, 03/15/19 (Call 02/15/19)	1,466	1,461,602
Hess Corp.
8.13%, 02/15/19	455	480,444
Husky Energy Inc.
7.25%, 12/15/19	1,043	1,131,113
Shell International Finance BV
1.38%, 05/10/19	2,068	2,044,900
1.38%, 09/12/19	1,340	1,319,565
4.30%, 09/22/19	1,542	1,589,355
Total Capital International SA
2.10%, 06/19/19	1,193	1,190,817
2.13%, 01/10/19	1,227	1,226,791
Valero Energy Corp.
9.38%, 03/15/19	632	679,002

		25,105,428
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
6.80%, 08/01/19	129	136,440
WestRock RKT Co.
4.45%, 03/01/19	309	314,976

		451,416
PHARMACEUTICALS — 5.09%
Allergan Funding SCS
2.45%, 06/15/19	1,342	1,338,390
AstraZeneca PLC
1.95%, 09/18/19	988	980,145
Bristol-Myers Squibb Co.
1.60%, 02/27/19[a]	681	676,941
1.75%, 03/01/19	536	533,417
Cardinal Health Inc.

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
1.95%, 06/14/19	$1,510	$1,497,588
2.40%, 11/15/19	382	379,968
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	1,273	1,267,463
Eli Lilly & Co.
1.95%, 03/15/19	629	627,295
Express Scripts Holding Co.
2.25%, 06/15/19	1,326	1,320,245
Express Scripts Inc.
7.25%, 06/15/19	177	187,701
Johnson & Johnson
1.13%, 03/01/19	573	566,915
1.88%, 12/05/19[a]	645	640,788
McKesson Corp.
2.28%, 03/15/19	1,096	1,093,512
7.50%, 02/15/19	325	341,601
Mead Johnson Nutrition Co.
4.90%, 11/01/19	687	714,432
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,341	1,390,845
Mylan Inc.
2.55%, 03/28/19	372	371,431
Mylan NV
2.50%, 06/07/19	1,244	1,240,032
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,490	2,562,633
Pfizer Inc.
1.45%, 06/03/19	846	836,863
1.70%, 12/15/19	1,183	1,169,904
2.10%, 05/15/19[a]	1,436	1,433,588
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	3,290	3,249,072

		24,420,769
PIPELINES — 2.13%
Boardwalk Pipelines LP
5.75%, 09/15/19	245	255,055
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	516	511,960
Enbridge Energy Partners LP
9.88%, 03/01/19	227	243,979
Energy Transfer LP
9.00%, 04/15/19	515	552,152
9.70%, 03/15/19	307	329,924
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	443	441,339
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	898	898,880
6.50%, 01/31/19	875	910,315
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,044	1,045,973
9.00%, 02/01/19	590	626,716
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,482	1,489,484
Magellan Midstream Partners LP
6.55%, 07/15/19	308	324,493
ONEOK Partners LP
8.63%, 03/01/19	267	283,578

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$815	$808,814
TransCanada PipeLines Ltd.
2.13%, 11/15/19	500	497,180
3.13%, 01/15/19	836	842,730
7.13%, 01/15/19	160	167,240

		10,229,812
REAL ESTATE INVESTMENT TRUSTS — 1.64%
American Tower Corp.
3.40%, 02/15/19	1,215	1,224,343
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)[a]	648	679,778
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	754	753,940
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	737	744,311
Kimco Realty Corp.
6.88%, 10/01/19	289	308,392
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	297	297,915
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[a]	1,270	1,270,432
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	729	740,212
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	1,067	1,072,773
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	526	533,874
Weyerhaeuser Co.
7.38%, 10/01/19	242	260,561

		7,886,531
RETAIL — 1.43%
Costco Wholesale Corp.
1.70%, 12/15/19[a]	1,138	1,126,017
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,416	1,412,219
Lowe’s Companies Inc.
1.15%, 04/15/19	287	283,691
McDonald’s Corp.
1.88%, 05/29/19	440	436,995
5.00%, 02/01/19	185	190,065
Target Corp.
2.30%, 06/26/19[a]	1,234	1,235,172
Wal-Mart Stores Inc.
4.13%, 02/01/19	373	380,095
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	1,284	1,286,350
Walmart Inc.
1.75%, 10/09/19[a]	524	519,787

		6,870,391

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.60%
QUALCOMM Inc.
1.85%, 05/20/19	$1,648	$1,637,008
Texas Instruments Inc.
1.65%, 08/03/19	701	694,424
Xilinx Inc.
2.13%, 03/15/19	548	545,759

		2,877,191
SOFTWARE — 1.94%
CA Inc.
5.38%, 12/01/19	473	495,165
Microsoft Corp.
1.10%, 08/08/19	2,675	2,631,986
4.20%, 06/01/19	650	666,965
Oracle Corp.
2.25%, 10/08/19	2,022	2,020,686
2.38%, 01/15/19	1,661	1,666,049
5.00%, 07/08/19	1,748	1,814,197

		9,295,048
TELECOMMUNICATIONS — 4.33%
America Movil SAB de CV
5.00%, 10/16/19	1,000	1,041,190
AT&T Inc.
2.30%, 03/11/19	1,802	1,801,784
5.80%, 02/15/19	1,756	1,817,513
5.88%, 10/01/19	1,905	2,006,479
British Telecommunications PLC
2.35%, 02/14/19	245	244,660
Cisco Systems Inc.
1.40%, 09/20/19	1,333	1,313,805
1.60%, 02/28/19	1,407	1,397,840
2.13%, 03/01/19	1,977	1,976,209
4.95%, 02/15/19	1,731	1,779,035
Deutsche Telekom International Finance BV
6.00%, 07/08/19	725	760,315
Juniper Networks Inc.
3.13%, 02/26/19	521	525,022
Orange SA
1.63%, 11/03/19[a]	1,545	1,521,114
2.75%, 02/06/19	1,138	1,142,165
5.38%, 07/08/19	1,257	1,306,777
Telefonica Emisiones SAU
5.88%, 07/15/19	736	769,922
Vodafone Group PLC
5.45%, 06/10/19	1,332	1,383,842

		20,787,672
TRANSPORTATION — 1.14%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	614	636,528
Canadian National Railway Co.
5.55%, 03/01/19	377	389,516

Security	Principal or Shares (000s)	Value
Canadian Pacific Railway Co.
7.25%, 05/15/19	$215	$227,373
FedEx Corp.
8.00%, 01/15/19	702	739,494
Norfolk Southern Corp.
5.90%, 06/15/19	239	249,753
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	507	506,214
2.55%, 06/01/19 (Call 05/01/19)	593	593,148
Union Pacific Corp.
2.25%, 02/15/19	582	582,175
United Parcel Service Inc.
5.13%, 04/01/19[a]	1,489	1,536,752

		5,460,953
TRUCKING & LEASING — 0.14%
GATX Corp.
2.50%, 03/15/19	657	656,363

		656,363

TOTAL CORPORATE BONDS & NOTES
(Cost: $472,402,092)		469,803,112

SHORT-TERM INVESTMENTS — 5.89%

MONEY MARKET FUNDS — 5.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,e,f]	21,296	21,300,033
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,e]	6,933	6,933,093

		28,233,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,232,055)		28,233,126

TOTAL INVESTMENTS IN SECURITIES — 103.80%
(Cost: $500,634,147)		498,036,238
Other Assets, Less Liabilities — (3.80)%		(18,222,663)

NET ASSETS — 100.00%		$479,813,575

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

January 31, 2018

[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,235	10,061	[a]	—	21,296	$21,300,033	$6,671	[b]	$(535)	$477
BlackRock Cash Funds: Treasury, SL Agency Shares	4,492	2,441	[a]	—	6,933	6,933,093	14,480		—	—
PNC Bank N.A.
1.45%, 07/29/19	$900	$—		$—	$900	886,221	3,402		—	(6,233)
1.95%, 03/04/19	840	—		—	840	836,228	3,887		—	(4,412)
2.20%, 01/28/19	250	—		—	250	250,138	1,191		—	(719)
2.25%, 07/02/19	1,250	250		—	1,500	1,495,830	6,114		—	(9,332)
2.40%, 10/18/19	1,000	—		—	1,000	997,980	4,707		—	(8,727)
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	460	40		—	500	528,285	2,508		—	(3,058)
6.88%, 05/15/19	—	581		—	581	611,526	2,908		—	(3,672)

						$33,839,334	$45,868		$(535)	$(35,676)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$469,803,112	$—	$469,803,112
Money market funds	28,233,126	—	—	28,233,126

Total	$28,233,126	$469,803,112	$—	$498,036,238

310

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.35%

ADVERTISING — 0.22%
Omnicom Group Inc.
4.45%, 08/15/20	$1,112	$1,158,504

		1,158,504
AEROSPACE & DEFENSE — 1.85%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	615	602,718
4.88%, 02/15/20	1,075	1,128,836
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	467	466,150
4.40%, 12/15/20	100	104,056
L3 Technologies Inc.
4.75%, 07/15/20	844	881,035
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,987	1,985,351
Raytheon Co.
3.13%, 10/15/20	1,102	1,120,381
4.40%, 02/15/20	427	443,521
United Technologies Corp.
1.90%, 05/04/20	1,140	1,122,820
4.50%, 04/15/20	1,685	1,756,764

		9,611,632
AGRICULTURE — 1.63%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,447	1,449,750
BAT Capital Corp.
2.30%, 08/14/20[a]	2,248	2,221,069
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[b]	150	151,830
Philip Morris International Inc.
2.00%, 02/21/20	1,295	1,281,791
4.50%, 03/26/20	1,231	1,281,237
Reynolds American Inc.
3.25%, 06/12/20	1,542	1,558,823
6.88%, 05/01/20	487	530,036

		8,474,536
AIRLINES — 0.26%
Delta Air Lines Inc.
2.60%, 12/04/20	318	315,555
2.88%, 03/13/20	473	473,407
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	547	546,015

		1,334,977

Security	Principal (000s)	Value
APPAREL — 0.07%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	$355	$355,433

		355,433
AUTO MANUFACTURERS — 3.34%
American Honda Finance Corp.
1.95%, 07/20/20	670	660,560
2.00%, 02/14/20	321	318,047
2.15%, 03/13/20	530	526,449
2.45%, 09/24/20	1,078	1,075,079
Ford Motor Credit Co. LLC
2.34%, 11/02/20	500	491,430
2.46%, 03/27/20[b]	1,300	1,288,547
2.68%, 01/09/20	1,150	1,147,010
3.16%, 08/04/20	1,850	1,858,066
8.13%, 01/15/20	875	961,432
General Motors Financial Co. Inc.
2.65%, 04/13/20	436	434,334
3.15%, 01/15/20 (Call 12/15/19)	1,860	1,873,876
3.20%, 07/13/20 (Call 06/13/20)	2,151	2,167,606
3.70%, 11/24/20 (Call 10/24/20)	1,145	1,167,362
PACCAR Financial Corp.
1.95%, 02/27/20	369	365,251
Toyota Motor Credit Corp.
1.95%, 04/17/20	875	866,031
2.15%, 03/12/20	1,293	1,285,669
2.20%, 01/10/20	500	498,230
4.50%, 06/17/20	372	389,517

		17,374,496
AUTO PARTS & EQUIPMENT — 0.05%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	260	262,062

		262,062
BANKS — 31.09%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	350	345,314
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	1,600	1,599,664
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	870	870,966
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	955	941,936
2.63%, 10/19/20	3,005	3,002,356
5.63%, 07/01/20	2,660	2,851,839
Series L
2.25%, 04/21/20	2,749	2,729,702
Bank of Montreal
2.10%, 06/15/20	1,692	1,674,132
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	1,326	1,324,316

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.60%, 08/17/20 (Call 07/17/20)	$1,385	$1,386,108
4.60%, 01/15/20	390	405,421
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,232	1,223,709
Bank of Nova Scotia (The)
2.15%, 07/14/20	946	935,007
2.35%, 10/21/20	1,430	1,418,517
Barclays Bank PLC
5.14%, 10/14/20	1,175	1,236,782
Barclays PLC
2.88%, 06/08/20	1,000	999,430
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	2,455	2,450,630
2.63%, 06/29/20 (Call 05/29/20)	2,064	2,065,610
BNP Paribas SA
2.38%, 05/21/20	1,250	1,244,987
BPCE SA
2.25%, 01/27/20	350	347,806
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	248,060
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	823	811,939
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	2,226	2,210,284
Capital One N.A./Mclean VA
2.35%, 01/31/20 (Call 12/31/19)	1,395	1,383,700
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,635	1,615,445
2.13%, 10/20/20 (Call 09/20/20)	500	492,500
Citigroup Inc.
2.40%, 02/18/20	2,643	2,628,807
2.45%, 01/10/20 (Call 12/10/19)	1,688	1,680,522
2.65%, 10/26/20	3,862	3,848,637
5.38%, 08/09/20	1,333	1,416,712
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	600	592,308
2.25%, 03/02/20 (Call 02/03/20)	250	247,693
2.25%, 10/30/20 (Call 09/30/20)	750	740,025
Comerica Bank
2.50%, 06/02/20	250	248,715
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	660	655,670
2.40%, 11/02/20	750	744,158
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	497,695
Credit Suisse AG/New York NY
4.38%, 08/05/20	750	780,668
5.40%, 01/14/20	2,554	2,678,303
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	700	699,741
3.13%, 12/10/20	1,845	1,855,885
Deutsche Bank AG
2.95%, 08/20/20	1,484	1,480,008
Deutsche Bank AG/New York NY
2.70%, 07/13/20[b]	1,507	1,494,582
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,540	1,548,023
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	2,047	2,057,051
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	565	572,322

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)[b]	$3,068	$3,060,913
2.75%, 09/15/20 (Call 08/15/20)	2,640	2,636,462
5.38%, 03/15/20[b]	2,588	2,729,020
6.00%, 06/15/20	1,388	1,489,255
HSBC Bank USA N.A.
4.88%, 08/24/20	795	835,799
HSBC USA Inc.
2.35%, 03/05/20	1,660	1,651,335
2.75%, 08/07/20	1,560	1,563,198
5.00%, 09/27/20	1,125	1,183,984
Huntington Bancshares Inc./OH
7.00%, 12/15/20[b]	200	221,192
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	450	447,309
2.40%, 04/01/20 (Call 03/01/20)	500	495,565
2.88%, 08/20/20 (Call 07/20/20)	500	501,865
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	3,765	3,744,104
2.55%, 10/29/20 (Call 09/29/20)	2,580	2,571,460
2.75%, 06/23/20 (Call 05/23/20)	2,862	2,871,130
4.25%, 10/15/20	2,538	2,644,038
4.40%, 07/22/20	2,667	2,781,708
4.95%, 03/25/20[b]	1,353	1,421,421
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	275	272,863
KeyCorp
2.90%, 09/15/20	2,300	2,309,292
Lloyds Bank PLC
2.70%, 08/17/20	1,100	1,099,098
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	250	246,548
2.10%, 02/06/20 (Call 01/06/20)	500	495,505
Morgan Stanley
2.65%, 01/27/20	3,804	3,804,380
2.80%, 06/16/20	3,765	3,772,869
5.50%, 01/26/20	1,400	1,475,166
5.50%, 07/24/20	1,765	1,881,366
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	692	685,910
National Australia Bank Ltd./New York
2.13%, 05/22/20	750	741,300
2.25%, 01/10/20	1,050	1,043,879
2.63%, 07/23/20	600	599,292
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	600	593,538
2.20%, 11/02/20 (Call 10/02/20)	500	493,200
Northern Trust Corp.
3.45%, 11/04/20	285	292,248
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)[c]	1,500	1,480,725
2.30%, 06/01/20 (Call 05/02/20)[c]	1,250	1,242,175
2.45%, 11/05/20 (Call 10/06/20)[c]	1,000	994,100
2.60%, 07/21/20 (Call 06/21/20)[c]	250	249,958
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[c]	504	525,153
5.13%, 02/08/20[c]	674	707,545

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
RBC USA Holdco Corp.
5.25%, 09/15/20	$290	$308,267
Royal Bank of Canada
2.13%, 03/02/20	2,088	2,070,231
2.15%, 03/06/20	818	810,941
2.15%, 10/26/20	1,119	1,105,113
2.35%, 10/30/20	1,648	1,635,409
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	228	243,041
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,719	1,710,130
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,038	2,034,169
Santander UK PLC
2.38%, 03/16/20	1,128	1,122,450
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	248,348
State Street Corp.
2.55%, 08/18/20	2,303	2,304,221
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	2,000	1,992,960
2.45%, 10/20/20[b]	250	248,110
2.51%, 01/17/20	1,250	1,246,950
2.65%, 07/23/20	250	249,535
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,045	1,039,106
Svenska Handelsbanken AB
2.40%, 10/01/20[b]	1,750	1,741,530
Toronto-Dominion Bank (The)
1.85%, 09/11/20	598	587,218
2.50%, 12/14/20	2,990	2,979,655
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)[b]	1,250	1,238,187
2.05%, 10/23/20 (Call 09/23/20)	550	542,553
2.35%, 01/23/20 (Call 12/23/19)	500	498,910
UBS AG/Stamford CT
2.35%, 03/26/20	1,850	1,841,527
4.88%, 08/04/20	340	357,775
Wells Fargo & Co.
2.55%, 12/07/20	2,355	2,344,473
2.60%, 07/22/20	3,150	3,146,661
Series N
2.15%, 01/30/20	2,800	2,777,824
Wells Fargo Bank N.A.
2.40%, 01/15/20	250	249,438
Westpac Banking Corp.
2.15%, 03/06/20	1,382	1,370,087
2.30%, 05/26/20	1,279	1,270,137
2.60%, 11/23/20	2,287	2,281,991

		161,736,500
BEVERAGES — 2.87%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	637	670,564
5.38%, 01/15/20	2,948	3,108,902
Coca-Cola Co. (The)
1.88%, 10/27/20	2,145	2,112,224
2.45%, 11/01/20	1,622	1,625,779
3.15%, 11/15/20	1,042	1,062,006

Security	Principal (000s)	Value
Coca-Cola European Partners U.S. LLC
3.50%, 09/15/20	$300	$306,186
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	200	208,080
Diageo Capital PLC
4.83%, 07/15/20	737	777,565
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	490	485,213
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	818	807,988
2.15%, 10/14/20 (Call 09/14/20)	1,807	1,793,014
3.13%, 11/01/20	1,160	1,180,520
4.50%, 01/15/20	780	811,621

		14,949,662
BIOTECHNOLOGY — 2.70%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	1,073	1,062,656
2.20%, 05/11/20	1,102	1,092,986
3.45%, 10/01/20	1,330	1,359,021
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	1,310	1,312,030
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	678	710,056
Biogen Inc.
2.90%, 09/15/20	2,430	2,443,875
Celgene Corp.
2.88%, 08/15/20	2,079	2,087,212
3.95%, 10/15/20	250	257,670
Genzyme Corp.
5.00%, 06/15/20	243	256,963
Gilead Sciences Inc.
2.35%, 02/01/20	1,029	1,028,352
2.55%, 09/01/20	2,448	2,450,815

		14,061,636
BUILDING MATERIALS — 0.07%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	151,258
Johnson Controls International PLC
5.00%, 03/30/20	225	236,176

		387,434
CHEMICALS — 1.85%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	1,819	1,888,595
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,085	1,087,843
EI du Pont de Nemours & Co.
2.20%, 05/01/20	2,012	1,998,419
4.63%, 01/15/20[b]	1,463	1,522,954
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[b]	415	431,836

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PPG Industries Inc.
3.60%, 11/15/20	$88	$90,152
Praxair Inc.
2.25%, 09/24/20	225	223,418
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,376	2,354,260

		9,597,477
COMMERCIAL SERVICES — 0.67%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,667	1,661,499
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	962	983,828
Ecolab Inc.
2.25%, 01/12/20	68	67,632
Moody’s Corp.
5.50%, 09/01/20	340	363,327
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	270	273,324
Western Union Co. (The)
5.25%, 04/01/20	128	134,024

		3,483,634
COMPUTERS — 2.30%
Apple Inc.
1.55%, 02/07/20[b]	1,470	1,447,759
1.80%, 05/11/20	795	784,077
1.90%, 02/07/20[b]	1,330	1,318,429
2.00%, 05/06/20	1,820	1,804,566
2.00%, 11/13/20	533	526,444
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,339	3,395,095
HP Inc.
3.75%, 12/01/20	663	679,045
International Business Machines Corp.
1.63%, 05/15/20[b]	1,540	1,513,219
1.90%, 01/27/20	500	495,335

		11,963,969
COSMETICS & PERSONAL CARE — 0.38%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	531	524,915
Unilever Capital Corp.
1.80%, 05/05/20	1,095	1,080,086
2.10%, 07/30/20[b]	385	381,354

		1,986,355
DIVERSIFIED FINANCIAL SERVICES — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	650	668,765
4.63%, 10/30/20	695	723,856
Air Lease Corp.
2.13%, 01/15/20	523	517,801
4.75%, 03/01/20	108	112,384
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	1,744	1,731,618

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)	$3,194	$3,176,912
Series F
2.60%, 09/14/20 (Call 08/14/20)	2,093	2,091,556
Ameriprise Financial Inc.
5.30%, 03/15/20	319	336,149
Charles Schwab Corp. (The)
4.45%, 07/22/20[b]	680	711,443
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	5,579	5,501,563
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,980	1,989,742
International Lease Finance Corp.
8.25%, 12/15/20	1,933	2,203,156
Lazard Group LLC
4.25%, 11/14/20	514	532,098
Nasdaq Inc.
5.55%, 01/15/20	692	729,153
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	313	310,252
2.30%, 11/01/20 (Call 10/01/20)[b]	705	699,741
2.35%, 06/15/20 (Call 05/15/20)	200	199,104
Nomura Holdings Inc.
6.70%, 03/04/20	1,060	1,141,493
Stifel Financial Corp.
3.50%, 12/01/20[b]	261	262,587
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,009,211
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	4,008	3,980,906

		28,629,490
ELECTRIC — 3.75%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	899	898,631
American Electric Power Co. Inc.
2.15%, 11/13/20	357	352,802
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)[b]	433	432,143
CMS Energy Corp.
6.25%, 02/01/20	635	677,926
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	265	276,944
Consolidated Edison Inc.
2.00%, 03/15/20	644	637,882
Dominion Energy Inc.
2.58%, 07/01/20	1,418	1,408,400
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	250	255,135
Duke Energy Indiana LLC
3.75%, 07/15/20	602	619,175
Edison International
2.13%, 04/15/20	355	350,066
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	668	703,264
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,430	1,434,647
5.15%, 12/01/20 (Call 09/01/20)	716	757,292

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$1,775	$1,786,111
4.00%, 10/01/20 (Call 07/01/20)	691	709,947
Georgia Power Co.
2.00%, 03/30/20	457	451,941
2.00%, 09/08/20	196	193,566
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	180	183,312
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	394	403,267
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	160	158,907
NV Energy Inc.
6.25%, 11/15/20	765	833,529
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[b]	1,026	1,044,068
Pinnacle West Capital Corp.
2.25%, 11/30/20	80	79,278
PSEG Power LLC
5.13%, 04/15/20	250	262,933
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	850	863,217
Puget Energy Inc.
6.50%, 12/15/20	435	478,156
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	1,913	1,916,864
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	305	302,896
TECO Finance Inc.
5.15%, 03/15/20	567	592,940
UIL Holdings Corp.
4.63%, 10/01/20	108	112,316
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	334	333,168

		19,510,723
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20	150	156,516

		156,516
ELECTRONICS — 0.35%
Agilent Technologies Inc.
5.00%, 07/15/20	223	235,057
Amphenol Corp.
2.20%, 04/01/20	490	485,654
Avnet Inc.
5.88%, 06/15/20	100	105,828
Corning Inc.
4.25%, 08/15/20	100	103,716
Flex Ltd.
4.63%, 02/15/20	523	537,796
Jabil Inc.
5.63%, 12/15/20	309	328,421

		1,796,472

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
5.00%, 03/01/20	$651	$681,389
Waste Management Inc.
4.75%, 06/30/20	1,034	1,086,382

		1,767,771
FOOD — 1.46%
Hershey Co. (The)
4.13%, 12/01/20	200	208,772
Ingredion Inc.
4.63%, 11/01/20	275	287,898
JM Smucker Co. (The)
2.50%, 03/15/20	517	516,064
Kellogg Co.
4.00%, 12/15/20	983	1,018,899
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,394	2,394,982
5.38%, 02/10/20	1,164	1,224,260
Kroger Co. (The)
6.15%, 01/15/20	732	781,418
Mondelez International Inc.
5.38%, 02/10/20	130	136,397
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	1,031	1,032,505

		7,601,195
GAS — 0.53%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)[b]	761	762,027
NiSource Finance Corp.
5.45%, 09/15/20	365	389,616
Sempra Energy
2.40%, 02/01/20	200	199,328
2.40%, 03/15/20 (Call 02/15/20)	760	756,436
2.85%, 11/15/20 (Call 10/15/20)	670	672,184

		2,779,591
HEALTH CARE — PRODUCTS — 2.77%
Abbott Laboratories
2.00%, 03/15/20[b]	1,242	1,226,674
2.80%, 09/15/20 (Call 08/15/20)	700	701,379
4.13%, 05/27/20	365	376,935
Becton Dickinson and Co.
2.40%, 06/05/20	488	482,671
3.25%, 11/12/20	1,439	1,449,375
Boston Scientific Corp.
2.85%, 05/15/20	958	959,121
6.00%, 01/15/20	770	816,847
Covidien International Finance SA
4.20%, 06/15/20[b]	129	133,729
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	600	598,566

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Life Technologies Corp.
6.00%, 03/01/20	$875	$931,954
Medtronic Inc.
2.50%, 03/15/20	3,982	3,983,871
4.45%, 03/15/20	438	455,332
Stryker Corp.
4.38%, 01/15/20	234	242,127
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	150	156,447
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,922	1,916,138

		14,431,166
HEALTH CARE — SERVICES — 1.27%
Anthem Inc.
2.50%, 11/21/20	430	427,312
4.35%, 08/15/20	726	755,476
Cigna Corp.
5.13%, 06/15/20	200	210,704
Humana Inc.
2.50%, 12/15/20[b]	806	800,221
Laboratory Corp. of America Holdings
2.63%, 02/01/20	876	874,905
4.63%, 11/15/20 (Call 08/15/20)[b]	175	182,726
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	315	313,529
UnitedHealth Group Inc.
2.70%, 07/15/20	2,502	2,513,284
3.88%, 10/15/20 (Call 07/15/20)	530	546,796

		6,624,953
HOLDING COMPANIES — DIVERSIFIED — 0.09%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	352	356,604
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	100	101,427

		458,031
HOME BUILDERS — 0.17%
DR Horton Inc.
4.00%, 02/15/20	881	903,351

		903,351
INSURANCE — 2.28%
AEGON Funding Co. LLC
5.75%, 12/15/20	176	189,489
Aflac Inc.
2.40%, 03/16/20	560	557,586
Alterra Finance LLC
6.25%, 09/30/20[b]	200	216,276
American International Group Inc.
3.38%, 08/15/20	1,247	1,264,894
6.40%, 12/15/20	750	823,973
Aon Corp.
5.00%, 09/30/20	672	709,605

Security	Principal (000s)	Value
AXIS Specialty Finance LLC
5.88%, 06/01/20	$256	$272,364
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	915	925,413
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,200	1,190,808
CNA Financial Corp.
5.88%, 08/15/20	345	369,681
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	755	799,658
Manulife Financial Corp.
4.90%, 09/17/20	125	131,471
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	947	942,227
PartnerRe Finance B LLC
5.50%, 06/01/20	358	377,955
Prudential Financial Inc.
4.50%, 11/15/20	340	356,942
5.38%, 06/21/20	1,225	1,303,523
Travelers Companies Inc. (The)
3.90%, 11/01/20	735	758,564
Unum Group
5.63%, 09/15/20	460	490,769
WR Berkley Corp.
5.38%, 09/15/20	150	159,003

		11,840,201
INTERNET — 1.08%
Amazon.com Inc.
1.90%, 08/21/20[a]	1,659	1,635,973
Baidu Inc.
3.00%, 06/30/20	600	599,214
eBay Inc.
2.15%, 06/05/20[b]	936	926,397
3.25%, 10/15/20 (Call 07/15/20)	900	912,123
Expedia Inc.
5.95%, 08/15/20	1,431	1,535,105

		5,608,812
LEISURE TIME — 0.15%
Carnival Corp.
3.95%, 10/15/20[b]	650	671,918
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	119	118,412

		790,330
LODGING — 0.01%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	50,652

		50,652
MACHINERY — 1.33%
Caterpillar Financial Services Corp.

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.00%, 03/05/20	$955	$945,431
2.10%, 01/10/20	1,090	1,083,013
CNH Industrial Capital LLC
4.38%, 11/06/20	500	516,285
IDEX Corp.
4.50%, 12/15/20 (Call 09/15/20)	250	259,105
John Deere Capital Corp.
1.70%, 01/15/20	681	671,990
1.95%, 06/22/20	699	690,808
2.05%, 03/10/20	512	508,252
2.20%, 03/13/20	213	211,814
2.38%, 07/14/20	622	620,103
Series 0014
2.45%, 09/11/20	485	484,035
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	123,355
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	788	793,807

		6,907,998
MANUFACTURING — 1.25%
3M Co.
2.00%, 08/07/20	717	711,128
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,852	1,835,554
4.38%, 09/16/20	1,151	1,196,798
5.50%, 01/08/20	1,380	1,451,787
Series A
5.55%, 05/04/20	887	940,655
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	110	109,380
Pall Corp.
5.00%, 06/15/20	250	264,070

		6,509,372
MEDIA — 2.71%
21st Century Fox America Inc.
5.65%, 08/15/20	411	440,645
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,310	2,340,608
Comcast Corp.
5.15%, 03/01/20	1,997	2,106,935
Discovery Communications LLC
5.05%, 06/01/20	925	969,779
NBCUniversal Media LLC
5.15%, 04/30/20	2,276	2,409,237
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	402	400,014
Time Warner Cable LLC
5.00%, 02/01/20	1,258	1,306,282
Time Warner Inc.
4.88%, 03/15/20	1,873	1,957,435
Walt Disney Co. (The)
1.80%, 06/05/20	645	636,615
2.15%, 09/17/20	1,517	1,505,911

		14,073,461

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.19%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	$1,001	$998,177

		998,177
MINING — 0.02%
Southern Copper Corp.
5.38%, 04/16/20	77	81,551

		81,551
OFFICE & BUSINESS EQUIPMENT — 0.17%
Xerox Corp.
2.75%, 09/01/20	460	457,681
2.80%, 05/15/20	403	401,900

		859,581
OIL & GAS — 4.50%
BP Capital Markets PLC
2.32%, 02/13/20	2,100	2,094,855
2.52%, 01/15/20	1,457	1,459,477
4.50%, 10/01/20	1,847	1,938,353
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[b]	2,330	2,308,890
1.99%, 03/03/20	630	625,004
2.42%, 11/17/20 (Call 10/17/20)	1,681	1,680,042
2.43%, 06/24/20 (Call 05/24/20)	890	890,294
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[b]	629	627,025
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	2,300	2,278,633
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	677	674,096
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	585	594,834
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	109,110
Shell International Finance BV
2.13%, 05/11/20	2,462	2,443,313
2.25%, 11/10/20	1,730	1,717,354
4.38%, 03/25/20	1,253	1,301,992
Total Capital SA
4.45%, 06/24/20	2,002	2,092,130
Valero Energy Corp.
6.13%, 02/01/20	546	582,800

		23,418,202
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
3.50%, 03/01/20	145	147,011

		147,011

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.26%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	$4,599	$4,585,801
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	4,465	4,483,083
Allergan Inc./U.S.
3.38%, 09/15/20	447	452,780
AstraZeneca PLC
2.38%, 11/16/20	1,831	1,823,456
Cardinal Health Inc.
4.63%, 12/15/20	325	340,535
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	3,704	3,698,222
Express Scripts Holding Co.
2.60%, 11/30/20	389	386,312
Johnson & Johnson
2.95%, 09/01/20	500	507,640
Mead Johnson Nutrition Co.
3.00%, 11/15/20	956	962,348
Medco Health Solutions Inc.
4.13%, 09/15/20	275	283,154
Merck & Co. Inc.
1.85%, 02/10/20	1,238	1,225,508
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)	673	684,838
Novartis Capital Corp.
1.80%, 02/14/20	805	796,652
4.40%, 04/24/20	1,430	1,491,376
Pfizer Inc.
5.20%, 08/12/20	145	154,592
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	296	301,485

		22,177,782
PIPELINES — 2.30%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	740	747,163
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,006	1,042,991
5.20%, 03/15/20	336	351,856
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	1,124	1,156,618
Energy Transfer LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)[b]	305	323,093
Enterprise Products Operating LLC
5.20%, 09/01/20	1,236	1,311,977
5.25%, 01/31/20	520	546,151
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,078	1,141,354
6.50%, 04/01/20	475	509,456
6.85%, 02/15/20	804	866,760
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	160	162,466
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	250	250,712
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	485	510,002

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
3.80%, 10/01/20	$992	$1,022,008
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	536	552,782
5.25%, 03/15/20	1,419	1,490,986

		11,986,375
REAL ESTATE INVESTMENT TRUSTS — 1.72%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	106	106,036
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	480	486,859
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,326	1,326,889
5.05%, 09/01/20	750	790,005
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	390	399,660
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	900	967,608
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	402	408,279
5.88%, 02/01/20 (Call 11/03/19)	635	668,426
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	330	345,022
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	1,111	1,111,700
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)[b]	58	60,623
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	181	182,008
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	983	982,764
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	220	225,196
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	656	655,377
Welltower Inc.
6.13%, 04/15/20	239	256,101

		8,972,553
RETAIL — 1.85%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	79,355
AutoNation Inc.
5.50%, 02/01/20	282	295,714
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	245	252,205
Costco Wholesale Corp.
1.75%, 02/15/20	475	469,248
Home Depot Inc. (The)
1.80%, 06/05/20	894	882,423
3.95%, 09/15/20 (Call 06/15/20)	683	708,804
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	405	419,722
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	1,436	1,426,795

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.75%, 12/09/20 (Call 11/09/20)	$1,568	$1,574,507
3.50%, 07/15/20[b]	220	225,047
Nordstrom Inc.
4.75%, 05/01/20	417	433,459
Starbucks Corp.
2.20%, 11/22/20	338	335,414
Target Corp.
3.88%, 07/15/20	898	929,915
Wal-Mart Stores Inc.
1.90%, 12/15/20	500	493,670
3.25%, 10/25/20	30	30,698
3.63%, 07/08/20	1,055	1,087,051

		9,644,027
SAVINGS & LOANS — 0.05%
First Niagara Financial Group Inc.
6.75%, 03/19/20	225	243,783

		243,783
SEMICONDUCTORS — 2.27%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	398	399,318
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[a,b]	3,402	3,366,449
Intel Corp.
1.85%, 05/11/20	708	701,302
2.45%, 07/29/20	2,455	2,462,365
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	460	461,182
QUALCOMM Inc.
2.10%, 05/20/20	1,418	1,404,373
2.25%, 05/20/20	2,499	2,477,109
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	519	511,822

		11,783,920
SOFTWARE — 2.86%
Adobe Systems Inc.
4.75%, 02/01/20	870	909,724
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)[b]	400	402,904
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	532	546,619
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	225	229,259
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	2,164	2,209,747
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	850	851,266
4.63%, 10/01/20	140	146,737
Microsoft Corp.
1.85%, 02/06/20	1,453	1,439,923
1.85%, 02/12/20 (Call 01/12/20)	1,730	1,715,087
2.00%, 11/03/20 (Call 10/03/20)	2,543	2,516,044
3.00%, 10/01/20	1,589	1,615,060
Oracle Corp.
3.88%, 07/15/20	1,217	1,259,352

Security	Principal or Shares (000s)	Value
VMware Inc.
2.30%, 08/21/20	$1,065	$1,044,414

		14,886,136
TELECOMMUNICATIONS — 2.93%
America Movil SAB de CV
5.00%, 03/30/20	1,150	1,205,165
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	3,400	3,378,308
5.20%, 03/15/20	1,325	1,392,933
Cisco Systems Inc.
2.45%, 06/15/20	2,334	2,332,763
4.45%, 01/15/20	2,525	2,624,359
Telefonica Emisiones SAU
5.13%, 04/27/20	1,710	1,801,417
Verizon Communications Inc.
2.63%, 02/21/20	2,498	2,507,542

		15,242,487
TRANSPORTATION — 0.71%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	558	573,579
FedEx Corp.
2.30%, 02/01/20	1,041	1,036,430
Norfolk Southern Railway Co.
9.75%, 06/15/20	50	57,948
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)[b]	357	355,379
2.65%, 03/02/20 (Call 02/02/20)	347	346,830
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	725	722,245
United Parcel Service of America Inc.
8.38%, 04/01/20	532	596,665

		3,689,076
TRUCKING & LEASING — 0.07%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[b]	351	349,568

		349,568

TOTAL CORPORATE BONDS & NOTES
(Cost: $515,663,529)		511,658,621

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	9,707	9,709,097

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
1.28%[c,d]	6,987	$6,987,316

		16,696,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,694,935)		16,696,413

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $532,358,464)		528,355,034
Other Assets, Less Liabilities — (1.56)%		(8,140,075)

NET ASSETS — 100.00%		$520,214,959

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,839	—		(2,132)[a]	9,707	$9,709,097	$6,659	[b]	$(569)	$646
BlackRock Cash Funds: Treasury, SL Agency Shares	5,087	1,900	[a]	—	6,987	6,987,316	13,166		—	—
PNC Bank N.A.
2.00%, 05/19/20	$1,500	$—		$—	$1,500	1,480,725	7,188		—	(15,543)
2.30%, 06/01/20	250	1,000		—	1,250	1,242,175	6,060		—	(14,465)
2.45%, 11/05/20	1,000	—		—	1,000	994,100	5,533		—	(13,358)
2.60%, 07/21/20	250	—		—	250	249,958	1,429		—	(2,942)
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	371	133		—	504	525,153	2,584		—	(5,172)
5.13%, 02/08/20	497	177		—	674	707,545	3,277		—	(6,001)

						$21,896,069	$45,896		$(569)	$(56,835)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$511,658,621	$—	$511,658,621
Money market funds	16,696,413	—	—	16,696,413

Total	$16,696,413	$511,658,621	$—	$528,355,034

321

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.61%

ADVERTISING — 0.10%
WPP Finance 2010
4.75%, 11/21/21	$567	$601,496

		601,496
AEROSPACE & DEFENSE — 1.22%
Boeing Co. (The)
2.35%, 10/30/21	1,235	1,226,515
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	526	546,056
Harris Corp.
5.55%, 10/01/21	575	621,696
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	965	1,015,286
Lockheed Martin Corp.
3.35%, 09/15/21[a]	1,477	1,504,561
Northrop Grumman Corp.
3.50%, 03/15/21	721	735,658
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	1,710	1,657,777

		7,307,549
AGRICULTURE — 0.94%
Altria Group Inc.
4.75%, 05/05/21	2,132	2,263,182
Archer-Daniels-Midland Co.
4.48%, 03/01/21	332	349,642
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,356	1,322,168
2.90%, 11/15/21	1,564	1,565,392
4.13%, 05/17/21	150	156,257

		5,656,641
APPAREL — 0.07%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	430	440,221

		440,221
AUTO MANUFACTURERS — 3.62%
American Honda Finance Corp.
1.65%, 07/12/21	915	883,551
1.70%, 09/09/21	1,626	1,568,537
Ford Motor Credit Co. LLC
3.20%, 01/15/21	1,835	1,839,459
3.34%, 03/18/21	2,225	2,234,679
5.75%, 02/01/21	1,560	1,671,790
5.88%, 08/02/21	2,155	2,334,468
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	2,643	2,643,767
4.20%, 03/01/21 (Call 02/01/21)	1,973	2,032,920

Security	Principal (000s)	Value
4.38%, 09/25/21[a]	$1,977	$2,049,338
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,300	1,272,518
2.75%, 05/17/21	1,188	1,190,245
3.40%, 09/15/21	1,044	1,068,555
4.25%, 01/11/21	859	898,609

		21,688,436
BANKS — 33.40%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	1,600	1,571,088
2.55%, 11/23/21	750	739,110
Bancolombia SA
5.95%, 06/03/21[a]	1,050	1,137,497
Bank of America Corp.
2.63%, 04/19/21	3,129	3,113,480
5.00%, 05/13/21	2,090	2,234,126
5.88%, 01/05/21	1,780	1,937,850
Bank of Montreal
1.90%, 08/27/21[a]	3,258	3,158,533
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	2,459	2,405,295
2.50%, 04/15/21 (Call 03/15/21)[a]	1,867	1,852,307
3.55%, 09/23/21 (Call 08/23/21)	1,583	1,621,831
4.15%, 02/01/21	65	67,685
Bank of Nova Scotia (The)
2.45%, 03/22/21	2,933	2,906,456
2.50%, 01/08/21	700	694,827
2.80%, 07/21/21	1,535	1,532,667
4.38%, 01/13/21	219	228,967
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	2,345	2,329,711
Barclays PLC
3.20%, 08/10/21	1,950	1,947,016
3.25%, 01/12/21	1,185	1,189,171
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	2,129	2,081,821
2.15%, 02/01/21 (Call 01/01/21)[a]	750	737,850
BNP Paribas SA
5.00%, 01/15/21	3,177	3,375,181
BPCE SA
2.65%, 02/03/21	700	695,849
2.75%, 12/02/21	2,055	2,034,984
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	295	296,092
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	700	698,453
Capital One Financial Corp.
4.75%, 07/15/21	2,626	2,773,397
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	775	753,269
2.95%, 07/23/21 (Call 06/23/21)[a]	1,045	1,041,771
Citigroup Inc.
2.35%, 08/02/21	2,341	2,293,829
2.70%, 03/30/21	4,106	4,079,229
2.90%, 12/08/21 (Call 11/08/21)	2,731	2,722,944

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)[a]	$1,040	$1,028,602
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	805	788,578
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	940	932,273
Cooperatieve Rabobank UA
4.50%, 01/11/21[a]	2,421	2,542,922
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	2,275	2,263,102
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,895	1,900,287
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	2,125	2,152,285
Deutsche Bank AG
3.13%, 01/13/21[a]	1,405	1,404,691
3.38%, 05/12/21	1,738	1,746,082
4.25%, 10/14/21	4,482	4,622,107
Deutsche Bank AG/New York NY
3.15%, 01/22/21	1,650	1,648,004
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	1,000	1,002,440
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	1,400	1,375,780
2.88%, 10/01/21 (Call 09/01/21)	1,145	1,142,973
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)[a]	3,074	3,000,747
2.63%, 04/25/21 (Call 03/25/21)[a]	2,468	2,446,134
2.88%, 02/25/21 (Call 01/25/21)	2,159	2,156,992
5.25%, 07/27/21	3,810	4,089,768
HSBC Holdings PLC
2.95%, 05/25/21	3,400	3,400,918
3.40%, 03/08/21	3,565	3,614,518
5.10%, 04/05/21[a]	3,066	3,264,248
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	1,353	1,363,716
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	3,913	3,842,644
2.40%, 06/07/21 (Call 05/07/21)	1,249	1,232,950
2.55%, 03/01/21 (Call 02/01/21)	4,204	4,178,229
4.35%, 08/15/21	2,972	3,123,096
4.63%, 05/10/21	2,109	2,226,281
JPMorgan Chase Bank N.A.
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[b]	1,000	1,000,520
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	750	738,465
KeyCorp
5.10%, 03/24/21	2,143	2,288,981
Lloyds Bank PLC
6.38%, 01/21/21	1,052	1,156,379
Lloyds Banking Group PLC
3.10%, 07/06/21	1,650	1,653,349
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (Call 12/25/20)	750	747,653
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,100	2,041,599
2.95%, 03/01/21	3,260	3,260,685
Mizuho Financial Group Inc.
2.27%, 09/13/21	1,500	1,457,040

Security	Principal (000s)	Value
Morgan Stanley
2.50%, 04/21/21	$3,382	$3,337,121
2.63%, 11/17/21	4,245	4,183,320
5.50%, 07/28/21	3,661	3,956,772
5.75%, 01/25/21	2,110	2,281,374
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	241,920
2.50%, 01/12/21	1,750	1,736,350
2.63%, 01/14/21	1,400	1,394,918
Northern Trust Corp.
3.38%, 08/23/21	310	318,469
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[c]	1,250	1,226,425
2.50%, 01/22/21 (Call 12/23/20)[c]	750	745,320
2.55%, 12/09/21 (Call 11/09/21)[c]	510	504,482
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	1,150	1,161,236
Royal Bank of Canada
2.50%, 01/19/21[a]	1,350	1,341,887
Santander UK Group Holdings PLC
2.88%, 08/05/21	1,200	1,186,944
3.13%, 01/08/21	2,166	2,170,159
Santander UK PLC
2.50%, 01/05/21	500	496,290
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	500	483,065
2.63%, 03/15/21	1,550	1,540,514
State Street Corp.
1.95%, 05/19/21	941	918,416
4.38%, 03/07/21	1,295	1,362,884
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,296	2,226,018
2.44%, 10/19/21	649	635,468
2.93%, 03/09/21	3,278	3,279,934
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	1,890	1,893,043
Svenska Handelsbanken AB
1.88%, 09/07/21	600	580,860
2.45%, 03/30/21	2,140	2,121,981
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	2,527	2,448,132
2.13%, 04/07/21	2,337	2,293,695
2.55%, 01/25/21	790	786,674
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,887	1,872,998
4.13%, 05/24/21 (Call 04/23/21)	1,182	1,231,940
Wells Fargo & Co.
2.10%, 07/26/21	4,400	4,293,608
2.50%, 03/04/21	3,761	3,728,543
3.00%, 01/22/21	1,900	1,913,509
4.60%, 04/01/21	3,280	3,455,939
Wells Fargo Bank N.A.
2.60%, 01/15/21	1,250	1,245,700
Westpac Banking Corp.
2.00%, 08/19/21	1,946	1,892,349
2.10%, 05/13/21	1,588	1,553,922

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.65%, 01/25/21	$1,025	$1,022,007

		200,151,510
BEVERAGES — 3.11%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	9,485	9,452,751
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	396	414,703
Coca-Cola Co. (The)
1.55%, 09/01/21	570	550,888
3.30%, 09/01/21	2,101	2,147,411
Coca-Cola European Partners U.S. LLC
4.50%, 09/01/21 (Call 06/01/21)	400	418,328
Constellation Brands Inc.
3.75%, 05/01/21	1,007	1,030,936
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	1,933	1,876,692
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	875	844,900
2.00%, 04/15/21 (Call 03/15/21)	610	599,288
3.00%, 08/25/21[a]	1,282	1,298,115

		18,634,012
BIOTECHNOLOGY — 1.52%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,075	1,039,847
3.88%, 11/15/21 (Call 08/15/21)[a]	2,387	2,467,394
4.10%, 06/15/21 (Call 03/15/21)	1,672	1,739,599
Celgene Corp.
2.25%, 08/15/21	475	463,220
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	2,283	2,409,159
4.50%, 04/01/21 (Call 01/01/21)	967	1,016,675

		9,135,894
BUILDING MATERIALS — 0.15%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	205,236
4.25%, 03/01/21	155	161,078
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	545	551,349

		917,663
CHEMICALS — 1.34%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	251,730
Celanese U.S. Holdings LLC
5.88%, 06/15/21	279	302,199
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)[a]	2,329	2,423,488
EI du Pont de Nemours & Co.
3.63%, 01/15/21	1,357	1,394,182
4.25%, 04/01/21	602	629,325
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	1,050	1,157,268

Security	Principal (000s)	Value
Monsanto Co.
2.75%, 07/15/21[a]	$425	$422,492
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	400	406,424
Praxair Inc.
3.00%, 09/01/21	300	303,411
4.05%, 03/15/21	143	148,824
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	565	578,396

		8,017,739
COMMERCIAL SERVICES — 0.71%
Ecolab Inc.
4.35%, 12/08/21	1,648	1,738,871
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)[a]	155	151,424
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	710	704,746
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	1,094	1,114,676
Verisk Analytics Inc.
5.80%, 05/01/21	475	514,316

		4,224,033
COMPUTERS — 3.88%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	2,200	2,118,578
2.25%, 02/23/21 (Call 01/23/21)	3,388	3,353,951
2.85%, 05/06/21	3,719	3,744,847
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[d]	5,978	6,196,376
HP Inc.
4.30%, 06/01/21	1,171	1,219,397
4.38%, 09/15/21	1,616	1,687,686
4.65%, 12/09/21	2,026	2,137,734
IBM Credit LLC
1.80%, 01/20/21	500	488,540
International Business Machines Corp.
2.25%, 02/19/21	1,280	1,267,725
2.90%, 11/01/21	475	477,674
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)[a]	572	578,589

		23,271,097
COSMETICS & PERSONAL CARE — 0.76%
Colgate-Palmolive Co.
2.45%, 11/15/21	145	143,768
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)[a]	385	373,338
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,326	1,282,719
1.85%, 02/02/21	1,045	1,023,369

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Series A
9.36%, 01/01/21	$33	$36,212
Unilever Capital Corp.
1.38%, 07/28/21	500	478,555
4.25%, 02/10/21	1,175	1,228,909

		4,566,870
DIVERSIFIED FINANCIAL SERVICES — 1.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	1,185	1,231,867
5.00%, 10/01/21	1,090	1,148,577
Air Lease Corp.
2.50%, 03/01/21	600	592,782
3.38%, 06/01/21 (Call 05/01/21)	682	689,107
3.88%, 04/01/21 (Call 03/01/21)	890	912,045
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	2,891	2,843,038
HSBC Finance Corp.
6.68%, 01/15/21	4	4,419
International Lease Finance Corp.
4.63%, 04/15/21	540	563,636
Jefferies Group LLC
6.88%, 04/15/21	1,069	1,185,232
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	860	841,372
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	1,123	1,145,381

		11,157,456
ELECTRIC — 3.71%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	170	178,716
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[d]	660	655,492
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	605	589,597
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	550	561,517
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	1,143	1,114,962
Dominion Energy Inc.
4.10%, 04/01/21[a,e]	410	422,300
4.45%, 03/15/21	750	784,718
Series C
2.00%, 08/15/21 (Call 07/15/21)	830	804,428
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	675	700,812
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,723	1,661,661
3.55%, 09/15/21 (Call 06/15/21)	1,209	1,236,517
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	240	243,410
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	170	171,853
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	1,040	1,028,976
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	375	386,228

Security	Principal (000s)	Value
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	$445	$441,983
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	853	840,819
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[a]	1,265	1,223,306
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	225	222,626
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	157,413
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	390	409,434
Ohio Power Co. Series M
5.38%, 10/01/21[a]	323	352,051
Pacific Gas & Electric Co.
4.25%, 05/15/21 (Call 02/15/21)[a]	125	129,646
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	425	439,658
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	96,240
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	185	186,524
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	385	400,015
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	835	834,482
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	295	288,224
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	275	265,086
Puget Energy Inc.
6.00%, 09/01/21	205	224,840
San Diego Gas & Electric Co.
3.00%, 08/15/21	820	827,560
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)[a]	150	156,243
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	498	515,096
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	2,758	2,706,481
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	275	270,157
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	150	150,768
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	550	544,165

		22,224,004
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	564	562,054

		562,054

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
ELECTRONICS — 0.84%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	$210	$211,510
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	400	405,484
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	225	224,770
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	624	614,010
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,510	2,437,210
4.25%, 03/01/21	614	643,803
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	440	468,983

		5,005,770
ENGINEERING & CONSTRUCTION — 0.05%
Fluor Corp.
3.38%, 09/15/21	303	307,733

		307,733
ENVIRONMENTAL CONTROL — 0.18%
Republic Services Inc.
5.25%, 11/15/21	579	625,262
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	450	473,099

		1,098,361
FOOD — 0.98%
Campbell Soup Co.
4.25%, 04/15/21	305	316,962
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	1,032	1,042,382
JM Smucker Co. (The)
3.50%, 10/15/21	824	843,413
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	400	397,568
2.95%, 11/01/21 (Call 10/01/21)	1,003	1,002,830
3.30%, 01/15/21 (Call 12/15/20)	742	753,056
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)[a]	1,140	1,127,665
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	365	356,711

		5,840,587
FOREST PRODUCTS & PAPER — 0.03%
International Paper Co.
7.50%, 08/15/21[a]	144	165,452

		165,452
GAS — 0.15%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	595	619,347

Security	Principal (000s)	Value
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	$156	$163,075
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	125	126,506

		908,928
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	310	316,609

		316,609
HEALTH CARE — PRODUCTS — 1.94%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	4,130	4,120,253
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	400	384,672
Becton Dickinson and Co.
3.13%, 11/08/21	2,102	2,092,814
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	375	394,440
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)[a]	416	432,361
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,541	1,533,496
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	1,482	1,517,124
4.50%, 03/01/21	1,032	1,084,797
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	50	50,236

		11,610,193
HEALTH CARE — SERVICES — 0.97%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	380	392,449
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	911	931,835
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	270	281,672
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	702	751,638
Quest Diagnostics Inc.
4.70%, 04/01/21	387	407,345
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	1,605	1,579,400
2.88%, 12/15/21	973	976,075
3.38%, 11/15/21 (Call 08/15/21)	159	162,342
4.70%, 02/15/21 (Call 11/15/20)	320	337,536

		5,820,292

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
4.85%, 06/15/21	$355	$375,203

		375,203
HOUSEHOLD PRODUCTS & WARES — 0.03%
Clorox Co. (The)
3.80%, 11/15/21	150	154,992

		154,992
HOUSEWARES — 0.36%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	1,280	1,285,235
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	852	890,391

		2,175,626
INSURANCE — 1.91%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	2,507	2,533,750
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)[a]	260	258,932
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	1,556	1,630,579
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,540	1,523,722
3.75%, 08/15/21[a]	603	626,234
CNA Financial Corp.
5.75%, 08/15/21	275	297,781
Lincoln National Corp.
4.85%, 06/24/21	150	158,990
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	567	600,895
MetLife Inc.
4.75%, 02/08/21	890	942,314
Progressive Corp. (The)
3.75%, 08/23/21	282	290,925
Prudential Financial Inc.
4.50%, 11/16/21	665	703,051
Reinsurance Group of America Inc.
5.00%, 06/01/21	145	153,452
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	600	605,700
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	250	249,375
Willis Towers Watson PLC
5.75%, 03/15/21	258	277,716
XLIT Ltd.
5.75%, 10/01/21	554	602,802

		11,456,218
INTERNET — 1.20%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	1,200	1,209,048

Security	Principal (000s)	Value
Alphabet Inc.
3.63%, 05/19/21	$1,421	$1,472,767
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)[a]	1,760	1,801,395
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[a]	1,575	1,573,787
JD.com Inc.
3.13%, 04/29/21	1,150	1,139,547

		7,196,544
IRON & STEEL — 0.25%
Vale Overseas Ltd.
5.88%, 06/10/21	1,400	1,521,324

		1,521,324
LODGING — 0.13%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	555	553,607
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	250,905

		804,512
MACHINERY — 1.53%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	1,649	1,593,313
Caterpillar Inc.
3.90%, 05/27/21	2,074	2,155,902
CNH Industrial Capital LLC
3.88%, 10/15/21	250	254,740
4.88%, 04/01/21	905	948,938
John Deere Capital Corp.
2.35%, 01/08/21	600	595,908
2.55%, 01/08/21	700	699,041
2.80%, 03/04/21	629	631,944
3.15%, 10/15/21	846	860,137
3.90%, 07/12/21[a]	308	319,886
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	341	338,309
Xylem Inc./NY
4.88%, 10/01/21	735	786,509

		9,184,627
MANUFACTURING — 1.15%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	905	875,126
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	104,413
General Electric Co.
4.63%, 01/07/21	1,651	1,729,967
4.65%, 10/17/21	2,271	2,398,017
5.30%, 02/11/21	1,673	1,779,989

		6,887,512

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
MEDIA — 2.34%
21st Century Fox America Inc.
4.50%, 02/15/21	$1,031	$1,088,416
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)[a]	160	165,854
Discovery Communications LLC
4.38%, 06/15/21	485	503,920
NBCUniversal Media LLC
4.38%, 04/01/21[a]	3,231	3,400,401
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	51,471
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,002	2,044,623
4.13%, 02/15/21 (Call 11/15/20)	263	268,739
Time Warner Inc.
4.70%, 01/15/21	1,578	1,659,299
4.75%, 03/29/21	1,157	1,220,531
Viacom Inc.
3.88%, 12/15/21	940	963,810
Walt Disney Co. (The)
2.30%, 02/12/21	1,125	1,117,586
2.75%, 08/16/21	815	819,637
3.75%, 06/01/21	670	694,388

		13,998,675
MINING — 0.74%
Barrick North America Finance LLC
4.40%, 05/30/21	915	963,047
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21[a]	1,335	1,359,804
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)[a]	857	875,340
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	1,005	1,035,964
4.13%, 05/20/21	216	224,549

		4,458,704
OFFICE & BUSINESS EQUIPMENT — 0.37%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	775	742,783
Xerox Corp.
4.50%, 05/15/21	1,417	1,479,277

		2,222,060
OIL & GAS — 4.84%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	1,380	1,452,616
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	520	529,100
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,220	1,196,064
3.56%, 11/01/21[a]	1,752	1,803,141
4.74%, 03/11/21	1,436	1,524,214
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,223	1,244,195

Security	Principal (000s)	Value
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	$2,505	$2,464,519
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	755	778,639
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	640	653,472
EOG Resources Inc.
4.10%, 02/01/21	1,154	1,196,767
EQT Corp.
4.88%, 11/15/21	874	925,260
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	3,695	3,657,200
Marathon Petroleum Corp.
5.13%, 03/01/21	1,064	1,134,745
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,263	1,309,529
5.63%, 05/01/21 (Call 03/05/18)	382	390,064
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	1,447	1,503,621
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,010	1,026,493
Shell International Finance BV
1.75%, 09/12/21	1,535	1,485,005
1.88%, 05/10/21	2,198	2,145,995
Total Capital International SA
2.75%, 06/19/21	1,428	1,431,413
Total Capital SA
4.13%, 01/28/21	587	612,458
4.25%, 12/15/21[a]	503	530,927

		28,995,437
OIL & GAS SERVICES — 0.19%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	563	570,673
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	536	543,397

		1,114,070
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	125	130,826

		130,826
PHARMACEUTICALS — 4.17%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	2,252	2,213,513
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)[a]	471	476,657
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	3,206	3,112,064
4.13%, 05/15/21 (Call 02/15/21)	393	406,028
Express Scripts Holding Co.

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
3.30%, 02/25/21 (Call 01/25/21)	$670	$675,045
4.75%, 11/15/21	1,775	1,876,122
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	1,750	1,708,892
2.45%, 12/05/21	310	309,272
3.55%, 05/15/21	290	300,080
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	650	682,370
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	1,428	1,478,380
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	2,862	2,859,882
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	200	201,106
Pfizer Inc.
1.95%, 06/03/21[a]	955	938,641
2.20%, 12/15/21	1,580	1,555,210
Sanofi
4.00%, 03/29/21	1,846	1,921,538
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	4,380	4,276,939

		24,991,739
PIPELINES — 1.81%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	410	427,281
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	490	505,758
Energy Transfer LP
4.65%, 06/01/21 (Call 03/01/21)	1,108	1,157,395
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	915	915,494
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	1,393	1,410,552
5.00%, 10/01/21 (Call 07/01/21)	530	561,063
5.80%, 03/01/21	201	216,596
Magellan Midstream Partners LP
4.25%, 02/01/21	345	358,055
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	362	377,168
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	2,395	2,551,226
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	375	390,836
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	500	517,660
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	712	750,790
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	675	694,224

		10,834,098
REAL ESTATE INVESTMENT TRUSTS — 2.94%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	1,582	1,601,253
3.45%, 09/15/21	663	672,348
5.90%, 11/01/21	618	678,539

Security	Principal (000s)	Value
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	$916	$951,101
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	126,074
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	873	851,070
3.40%, 02/15/21 (Call 01/15/21)	1,405	1,422,970
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	725	733,265
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	390	415,011
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,478	1,570,479
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	544	579,659
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	101,012
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	100	99,938
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	460	471,537
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)[a]	250	271,523
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	603	607,064
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	250	268,138
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 03/05/18)	190	194,898
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)[a]	1,349	1,338,963
4.13%, 12/01/21 (Call 09/01/21)	837	872,999
4.38%, 03/01/21 (Call 12/01/20)	1,289	1,349,763
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	956	1,004,689
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	830	858,220
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	225	237,292
Weyerhaeuser Co.
4.70%, 03/15/21 (Call 12/15/20)	315	330,007

		17,607,812
RETAIL — 2.28%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	210	212,165
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	814	871,574
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	1,325	1,307,748
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,478	2,435,552
4.40%, 04/01/21 (Call 01/01/21)	1,417	1,489,593
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	909	935,297
Lowe’s Companies Inc.

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
3.75%, 04/15/21 (Call 01/15/21)	$205	$211,376
3.80%, 11/15/21 (Call 08/15/21)	450	466,141
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[a]	680	680,143
McDonald’s Corp.
3.63%, 05/20/21	550	565,873
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	283	290,010
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)[a]	475	500,175
4.88%, 01/14/21 (Call 10/14/20)	250	262,828
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	890	878,279
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)[a]	869	872,702
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	1,677	1,694,122

		13,673,578
SEMICONDUCTORS — 1.59%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)[a]	890	874,941
Applied Materials Inc.
4.30%, 06/15/21	615	646,426
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21[d]	311	302,289
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	705	686,106
3.30%, 10/01/21[a]	2,518	2,576,846
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	516	535,144
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	1,000	999,110
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	1,789	1,752,916
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)[a]	625	628,887
Xilinx Inc.
3.00%, 03/15/21	505	505,859

		9,508,524
SOFTWARE — 2.32%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	975	952,614
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)[a]	490	502,578
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	957	934,807
Fiserv Inc.
4.75%, 06/15/21	100	105,795
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	3,170	3,059,969
4.00%, 02/08/21	744	776,781
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	5,092	4,953,651
2.80%, 07/08/21	2,631	2,643,155

		13,929,350

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.53%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	$2,030	$2,024,316
3.88%, 08/15/21	2,528	2,603,334
4.45%, 05/15/21	1,357	1,418,391
4.60%, 02/15/21 (Call 11/15/20)	695	727,630
5.00%, 03/01/21	1,211	1,284,096
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	3,176	3,080,720
2.20%, 02/28/21	3,231	3,193,617
2.90%, 03/04/21	573	578,094
Juniper Networks Inc.
4.60%, 03/15/21	125	130,356
Motorola Solutions Inc.
3.50%, 09/01/21	500	504,070
Orange SA
4.13%, 09/14/21	1,003	1,051,204
Telefonica Emisiones SAU
5.46%, 02/16/21	1,668	1,795,352
Verizon Communications Inc.
1.75%, 08/15/21	1,266	1,220,918
3.00%, 11/01/21 (Call 09/01/21)	2,027	2,033,243
3.45%, 03/15/21[a]	945	965,318
3.50%, 11/01/21	2,602	2,650,814
4.60%, 04/01/21	1,423	1,502,432
Vodafone Group PLC
4.38%, 03/16/21	380	398,194

		27,162,099
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	325	326,147

		326,147
TRANSPORTATION — 1.06%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	585	598,713
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	400	401,728
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	625	651,081
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	499	505,846
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	530	517,068
3.45%, 11/15/21 (Call 10/15/21)[a]	125	126,860
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	766	794,901
United Parcel Service Inc.
2.05%, 04/01/21	1,121	1,104,219
3.13%, 01/15/21	1,593	1,622,040

		6,322,456

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.06%
GATX Corp.
4.85%, 06/01/21[a]	$350	$369,824

		369,824

TOTAL CORPORATE BONDS & NOTES
(Cost: $590,402,102)		585,032,557

SHORT-TERM INVESTMENTS — 5.97%

MONEY MARKET FUNDS — 5.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,f,g]	21,086	21,090,579
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,f]	14,658	14,657,865

		35,748,444

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,745,638)		35,748,444

TOTAL INVESTMENTS IN SECURITIES — 103.58% (Cost: $626,147,740)		620,781,001

Other Assets, Less Liabilities — (3.58)%		(21,429,859)

NET ASSETS — 100.00%		$599,351,142

[a]	All or a portion of this security is on loan.
[b]	Floating rate security. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal /shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,634	452	[a]	—	21,086	$21,090,579	$13,099	[b]	$(758)	$463
BlackRock Cash Funds: Treasury, SL Agency Shares	3,887	10,771	[a]	—	14,658	14,657,865	19,739		—	—
PNC Bank N.A.
2.15%, 04/29/21	$1,250	$—		$—	$1,250	1,226,425	6,859		—	(17,928)
2.50%, 01/22/21	—	750		—	750	745,320	332		—	(1,660)
2.55%, 12/09/21	510	—		—	510	504,482	3,046		—	(9,026)

						$38,224,671	$43,075		$(758)	$(28,151)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$585,032,557	$—	$585,032,557
Money market funds	35,748,444	—	—	35,748,444

Total	$35,748,444	$585,032,557	$—	$620,781,001

332

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.94%

ALABAMA — 1.29%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21		$310	$343,449
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21		90	96,511
5.00%, 09/01/21		100	111,231
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/21		70	76,615
5.00%, 05/01/21		100	110,080
Series B
5.00%, 01/01/21		130	142,028
5.00%, 05/01/21		110	121,161
City of Huntsville AL GO
5.00%, 03/01/22	(PR 09/01/21)	115	128,042
Series A
5.00%, 08/01/21		90	99,945
State of Alabama GO
5.00%, 08/01/21		445	494,653
Series A
5.00%, 11/01/21		100	111,851
University of Alabama (The) RB Series A
5.00%, 07/01/21		310	343,350

			2,178,916
ALASKA — 0.39%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 07/01/21		65	71,335
5.00%, 10/01/21		50	55,180
Borough of North Slope AK GO Series B
5.00%, 10/30/21		50	55,479
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21		35	37,622
City of Valdez AK RB
Series B
5.00%, 01/01/21		220	238,588
Series C
5.00%, 01/01/21		95	103,027
Municipality of Anchorage AK GO Series B
5.00%, 09/01/21	(NPFGC)	25	27,624
State of Alaska GO
4.00%, 08/01/21		50	53,712
University of Alaska RB Series S
4.00%, 10/01/21		20	21,391

			663,958

Security	Principal (000s)	Value
ARIZONA — 2.48%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21	$50	$55,182
Series C
5.00%, 06/01/21	80	88,292
Arizona School Facilities Board COP Series A
5.00%, 09/01/21	220	243,980
Arizona State University RB Series A
5.00%, 07/01/21	75	83,095
Arizona Transportation Board RB
5.00%, 07/01/21	450	498,114
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21	120	133,961
Series A
5.00%, 10/01/21	120	133,961
City of Phoenix AZ GO
4.00%, 07/01/21	215	231,108
Series C
4.00%, 07/01/21	25	26,873
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,928
5.00%, 07/01/21	410	453,980
Series A
5.00%, 07/01/21	105	116,149
City of Scottsdale AZ GOL
5.00%, 07/01/21	195	216,389
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	188,051
Series B
5.00%, 07/01/21	135	149,334
Maricopa County Community College District GO
5.00%, 07/01/21	340	377,056
Series D
4.00%, 07/01/21	145	156,014
Maricopa County Unified School District No. 80 Chandler GOL
5.00%, 07/01/21	300	332,064
Pima County Regional Transportation Authority RB
5.00%, 06/01/21	200	220,800
Salt River Project Agricultural Improvement & Power District RB Series A
5.00%, 12/01/21	240	268,961
State of Arizona COP
5.00%, 09/01/21	45	49,905
University of Arizona RB
4.00%, 08/01/21	45	48,357
5.00%, 06/01/21	70	77,400

		4,191,954

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
ARKANSAS — 0.58%
Arkansas Development Finance Authority RB
Series C
5.00%, 06/01/21		$90	$99,637
State of Arkansas GO
5.00%, 04/01/21		100	109,926
5.00%, 06/15/21		490	541,538
5.00%, 10/01/21		120	133,554
University of Arkansas RB
5.00%, 09/15/21		75	83,483
5.00%, 11/01/21		10	11,166

			979,304
CALIFORNIA — 8.00%
91 Express Lanes Toll Road RB
5.00%, 08/15/21		50	55,766
Acalanes Union High School District GO
Series B
0.00%, 08/01/46	(PR 08/01/21)[a]	350	54,712
Alameda Corridor Transportation Authority RB
Series A
4.00%, 10/01/21		100	107,176
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/21	(AGM)[a]	25	23,368
California Health Facilities Financing Authority RB
5.00%, 08/15/21		25	27,811
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21		100	110,059
Series A-1
5.00%, 10/01/21		20	22,448
California Municipal Finance Authority RB
Series A
4.00%, 10/01/21		35	37,977
California State Public Works Board RB
5.00%, 06/01/21		110	121,816
Series A
5.00%, 04/01/21		70	77,176
5.00%, 09/01/21		70	78,016
Series C
5.00%, 10/01/21		180	201,010
Series D
5.00%, 12/01/21		150	168,219
Series E
5.00%, 09/01/21		195	217,331
Series F
5.00%, 10/01/21	(ETM)	50	56,063
Series G
5.00%, 05/01/21		75	82,860
5.00%, 11/01/21		140	156,701
5.25%, 12/01/26	(PR 12/01/21)	250	283,867
Series I
4.00%, 11/01/21		160	173,302
5.00%, 11/01/21		40	44,772
California State University RB
Series A
4.00%, 11/01/21		105	114,207
5.00%, 11/01/21		190	213,549

Security		Principal (000s)	Value
California Statewide Communities Development Authority RB
5.00%, 05/15/21		$50	$54,813
Series A
5.00%, 08/15/21		60	66,789
City & County of San Francisco CA GO
Series A
5.00%, 06/15/21		25	27,829
City of Los Angeles CA GO
Series B
5.00%, 09/01/21		175	195,818
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/21		50	55,508
Series C
5.00%, 06/01/21		115	127,670
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21		50	55,251
Series C
5.00%, 05/15/21		30	33,120
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/21		130	146,112
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/21	(AMBAC)[a]	100	92,925
County of Los Angeles CA COP
5.00%, 09/01/21		45	50,004
El Camino Community College District GO
Series C
0.00%, 08/01/21[a]		35	32,726
Escondido Union High School District GO
0.00%, 08/01/21	(AGC)[a]	75	70,395
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO
Series A
0.00%, 10/01/21	(NPFGC)[a]	60	55,822
Garden Grove Unified School District GO
Series A
0.00%, 08/01/21[a]		35	32,704
Los Altos Elementary School District GO
4.00%, 08/01/21		100	108,344
Los Angeles Community College District/CA GO
Series I
4.00%, 08/01/21		125	135,386
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21		160	178,283
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21		80	89,215
Los Angeles Department of Water & Power System Revenue RB
Series A
4.50%, 07/01/21		190	208,432
5.00%, 07/01/21		145	161,468
Series B
5.00%, 07/01/21		15	16,704
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21		205	228,570

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series A-1
5.00%, 07/01/21		$170	$189,547
Series A- 2
5.00%, 07/01/21		155	172,822
Series C
5.00%, 07/01/21		240	267,595
Series D
5.00%, 07/01/21		215	239,721
Metropolitan Water District of Southern California RB
Series E
5.00%, 07/01/21		150	167,194
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21[a]		50	46,623
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/21		225	252,274
North Orange County Community College District/CA GO
Series B
0.00%, 08/01/21	(NPFGC)[a]	75	70,201
Orange County Sanitation District RB Series A
5.00%, 02/01/21		15	16,510
Palo Alto Unified School District GO
0.00%, 08/01/21[a]		20	18,727
Rancho Cucamonga Redevelopment Agency Successor Agency RB
5.00%, 09/01/21		90	100,240
Regents of the University of California Medical Center Pooled Revenue RB
Series J
5.00%, 05/15/21		60	66,504
Rocklin Unified School District GO
0.00%, 08/01/21[a]		75	70,030
Sacramento City Financing Authority RB Series A
5.00%, 05/01/21		75	82,810
San Diego Community College District GO
0.00%, 08/01/21[a]		100	93,568
5.00%, 08/01/21		100	111,736
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/21		45	50,444
San Diego Unified School District/CA GO
Series R-3
4.00%, 07/01/21		40	43,232
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21		100	110,313
Second Series A
5.00%, 05/01/21		100	110,313
San Mateo Union High School District GO
Series A
5.00%, 09/01/21		100	111,970
Santa Ana Unified School District GO Series A
0.00%, 08/01/21[a]		100	92,762
Santa Monica Community College District GO
Series A
0.00%, 08/01/21	(FGIC)[a]	25	23,376
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/21		50	55,276

Security		Principal (000s)	Value
Southern California Public Power Authority RB
Series A
5.00%, 07/01/21		$25	$27,822
State of California Department of Water Resources Power Supply Revenue RB
Series N
5.00%, 05/01/21		200	221,898
Series O
5.00%, 05/01/21		265	294,015
State of California Department of Water Resources RB
Series AK
5.00%, 12/01/21		465	524,060
State of California GO
4.00%, 10/01/21		65	70,505
5.00%, 02/01/21		405	445,642
5.00%, 08/01/21		750	836,662
5.00%, 09/01/21		1,610	1,799,739
5.00%, 10/01/21		280	313,634
5.00%, 11/01/21		530	595,068
5.00%, 12/01/21		265	298,130
Series B
5.00%, 09/01/21		340	380,068
Sweetwater Union High School District GO
Series C
0.00%, 08/01/21	(AGM)[a]	155	144,629
University of California RB
Series AB
5.00%, 05/15/21		195	216,600
Series AO
5.00%, 05/15/21		35	38,877
Ventura County Community College District GO
Series 2002-C
0.00%, 08/01/21[a]		120	112,049

			13,535,280
COLORADO — 0.76%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21		60	65,898
Series E
5.00%, 03/01/21		125	137,287
City & County of Denver CO Airport System Revenue RB
Series B
5.00%, 11/15/21		95	105,879
City & County of Denver CO COP
Series 2010-B
4.00%, 12/01/21		20	21,575
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/21		50	55,888
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 03/01/21		100	109,989
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21	(NPFGC, SAW)	50	56,495

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series B
4.00%, 12/01/21		$100	$108,261
Series C
5.00%, 12/01/21	(SAW)	115	128,741
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/21	(NPFGC)[a]	35	32,226
University of Colorado RB
5.00%, 06/01/31	(PR 06/01/21)	275	304,164
Series A
5.00%, 06/01/21		40	44,256
Series B
4.25%, 06/01/21		100	108,221

			1,278,880
CONNECTICUT — 1.75%
City of Stamford CT GO
4.00%, 07/01/21		100	107,630
5.00%, 08/01/21		75	83,396
Connecticut State Health & Educational Facilities Authority RB
Series X-2
1.80%, 07/01/37		400	398,480
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/21		25	27,567
Series O
4.00%, 11/01/21		35	37,136
State of Connecticut Clean Water Fund — State Revolving Fund RB
Series A
5.00%, 03/01/21		100	109,989
State of Connecticut GO
Series A
5.00%, 10/15/21		160	175,662
Series B
5.00%, 05/15/21		65	70,737
Series C
5.00%, 07/15/21		100	109,225
Series D
5.00%, 11/01/21		110	120,892
Series E
4.00%, 09/15/21		40	42,462
5.00%, 10/15/21		250	274,472
Series G
5.00%, 11/01/21		400	439,608
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 01/01/21		100	108,314
5.00%, 08/01/21		240	263,179
5.00%, 09/01/21		80	87,874
5.00%, 10/01/21		195	214,547
Series B
5.00%, 08/01/21		25	27,415
University of Connecticut RB Series A
5.00%, 08/15/21		240	263,856

			2,962,441

Security	Principal (000s)	Value
DELAWARE — 0.67%
City of Wilmington DE GO Series A
4.00%, 10/01/21	$15	$16,192
County of New Castle DE GO Series A
5.00%, 07/15/21	90	99,982
Delaware Transportation Authority RB
5.00%, 06/01/21	125	137,360
5.00%, 07/01/21	500	553,790
State of Delaware GO
Series B
5.00%, 07/01/21	35	38,827
Series D
5.00%, 07/01/21	250	277,335
University of Delaware RB
Series A
5.00%, 11/01/21	15	16,755

		1,140,241
DISTRICT OF COLUMBIA — 1.39%
District of Columbia GO
Series A
5.00%, 06/01/21	370	409,113
5.00%, 12/01/21	100	111,949
Series E
5.00%, 06/01/21	200	221,142
District of Columbia RB
5.00%, 07/15/21	80	88,221
Series A
5.00%, 12/01/21	150	167,924
Series C
4.00%, 12/01/21	175	189,320
5.00%, 12/01/21	140	156,729
Series F
5.00%, 12/01/21	80	89,559
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	45	48,494
5.00%, 10/01/21	25	27,824
Series C
5.00%, 10/01/21	390	434,050
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/21	75	83,471
Series F-1
5.00%, 10/01/21	290	322,755

		2,350,551
FLORIDA — 5.54%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/21	135	149,098

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Broward County FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	$160	$8,493
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 03/01/21	140	153,762
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/21	50	55,704
City of Jacksonville FL RB
5.00%, 10/01/21	315	349,783
Series B
5.00%, 10/01/21	245	272,339
Series C
5.00%, 10/01/21	110	122,383
City of Miami Beach FL RB
5.00%, 09/01/21	35	38,700
City of Orlando FL RB
Series A
5.00%, 11/01/21	(ETM)	90	100,632
City of Tallahassee GO
5.00%, 10/01/21	115	128,032
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	83,725
County of Broward FL Airport System Revenue RB
Series Q-1
5.00%, 10/01/21	80	88,826
County of Hillsborough FL RB
Series A
5.00%, 11/01/21	40	44,479
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21	(AGM)	40	44,488
County of Manatee FL Public Utilities Revenue RB
5.00%, 10/01/21	115	127,773
County of Miami-Dade FL Aviation Revenue RB
Series B
4.00%, 10/01/21	55	59,068
County of Miami-Dade FL RB
Series B
5.00%, 04/01/21	65	71,389
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	140	154,279
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	165	183,327
Series A
5.00%, 10/01/21	(AGM)	40	44,578
County of Orange FL RB
5.00%, 10/01/21	55	61,088
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/21	155	168,970
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	125	139,119
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/21	90	100,402
County of Palm Beach FL RB
4.00%, 06/01/21	160	171,648
Escambia County School Board COP
5.00%, 02/01/21	120	130,606
Florida Department of Environmental Protection RB
5.00%, 07/01/21	75	82,963

Security	Principal (000s)	Value
Series A
5.00%, 07/01/21	$250	$276,545
Series B
5.00%, 07/01/21	190	210,174
Florida Department of Management Services COP
Series A
5.00%, 08/01/21	120	132,916
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	44,368
Series A
5.00%, 10/01/21	390	432,658
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/21	125	137,475
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	50	55,414
Series B
5.00%, 07/01/21	100	110,828
Series C
5.00%, 07/01/21	135	149,618
Florida’s Turnpike RB
Series A
5.00%, 07/01/21	255	282,611
Hillsborough County School Board COP
5.00%, 07/01/21	80	88,214
Hillsborough County School Board RB
5.00%, 10/01/21	(AGM)	60	66,596
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	105,396
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	100	111,107
Series B
5.00%, 10/01/21	50	55,553
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/21	225	250,318
Lee County School Board (The) COP
5.00%, 08/01/21	200	221,312
Series B
3.00%, 08/01/21	50	51,922
5.00%, 08/01/21	50	55,328
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/21	80	88,326
Series B
5.00%, 07/01/21	155	171,132
Orange County School Board COP
Series A
5.00%, 08/01/21	60	66,458
Orlando Utilities Commission RB
Series A
5.00%, 10/01/21	65	72,464
Series C
4.00%, 10/01/21	50	53,975
5.25%, 10/01/21	100	112,366

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Palm Beach County School District COP
Series B
5.00%, 08/01/21	$50	$55,363
Series D
5.00%, 08/01/21	90	99,654
Pasco County School Board COP
5.00%, 08/01/21	75	82,537
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	227,560
Series A
5.00%, 05/01/21	190	208,394
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	240	263,498
School District of Broward County/FL COP
5.00%, 07/01/21	70	77,335
Series A
5.00%, 07/01/21	95	104,954
School District of Broward County/FL GO
Series B
5.00%, 07/01/21	20	22,103
South Broward Hospital District RB
5.00%, 05/01/21	50	54,841
St. Johns County School Board COP
5.00%, 07/01/21	75	82,780
State of Florida GO
5.00%, 07/01/21	50	55,397
Series A
4.00%, 06/01/21	105	112,856
5.00%, 06/01/21	230	254,313
5.00%, 07/01/21	50	55,396
Series B
4.00%, 07/01/21	45	48,371
5.00%, 06/01/21	195	215,613
Series C
5.00%, 06/01/21	110	121,628
Series D
5.00%, 06/01/21	75	82,928
Series E
5.00%, 06/01/21	50	55,286
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/21	265	293,975
Tampa Bay Water RB
5.00%, 10/01/21	45	50,184
Volusia County School Board COP
Series A
5.00%, 08/01/21	35	38,704

		9,372,398
GEORGIA — 3.01%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/21	180	196,599
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	45	49,468
Series A
4.00%, 01/01/21	75	79,795
Series B
5.00%, 01/01/21	160	174,755

Security		Principal (000s)	Value
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21		$100	$111,581
Series B
5.00%, 11/01/21		100	111,581
Columbia County School District GO
5.00%, 04/01/21	(SAW)	160	176,194
County of Carroll GA GO
5.00%, 06/01/21		280	309,694
Forsyth County School District
5.00%, 02/01/21		75	82,318
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/21	(GTD)	120	131,987
Series B
5.00%, 06/01/21		160	175,930
Gwinnett County Development Authority COP
5.25%, 01/01/21	(NPFGC)	25	27,475
Gwinnett County School District GO
5.00%, 02/01/21	(SAW)	440	482,931
5.00%, 08/01/21	(SAW)	200	222,460
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/21		215	237,979
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21		10	10,523
5.00%, 11/01/21		50	55,349
5.25%, 01/01/21		105	114,175
Series B
5.00%, 01/01/21		340	367,322
State of Georgia GO
Series A
5.00%, 07/01/21		80	88,719
Series A-1
5.00%, 02/01/21		110	120,666
Series C
5.00%, 10/01/21		275	306,889
5.00%, 07/01/22	(PR 07/01/21)	150	166,506
Series E-2
5.00%, 09/01/21		15	16,707
Series I
5.00%, 07/01/21		445	493,500
5.00%, 11/01/21		85	95,073
Series J-1
4.00%, 07/01/21		450	484,182
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21	(ETM)[a]	220	203,929

			5,094,287
HAWAII — 3.17%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21		55	59,083
5.00%, 07/01/21		110	121,717
Series A
4.00%, 07/01/21		245	263,189
5.25%, 07/01/36	(PR 07/01/21)	900	1,004,886

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
City & County of Honolulu HI GO
Series A
5.00%, 10/01/21		$100	$111,483
Series B
5.00%, 10/01/21		60	66,890
5.00%, 11/01/21		320	357,552
Series C
4.00%, 11/01/21		100	108,124
5.00%, 10/01/21		165	183,947
County of Hawaii HI GO
5.00%, 09/01/21		200	222,536
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/21		165	182,693
State of Hawaii GO
Series DZ
5.00%, 12/01/29	(PR 12/01/21)	540	602,824
5.00%, 12/01/30	(PR 12/01/21)	395	440,954
Series DZ-2016
5.00%, 12/01/26	(PR 12/01/21)	150	167,451
Series DZ-2017
5.00%, 12/01/21		70	78,309
5.00%, 12/01/21	(ETM)	25	27,859
Series EA
4.00%, 12/01/21		30	32,455
Series EE
5.00%, 11/01/21		35	39,080
Series EF
5.00%, 11/01/21		325	362,888
Series EH-2017
5.00%, 08/01/21		195	216,409
Series EP
5.00%, 08/01/21		30	33,294
Series EZ
5.00%, 10/01/21		50	55,704
Series FB
5.00%, 04/01/21		100	110,023
Series FE
5.00%, 10/01/21		240	267,379
Series FH
5.00%, 10/01/21		150	167,112
Series FN
5.00%, 10/01/21		10	11,141
State of Hawaii State Highway Fund
Series B
5.00%, 01/01/21		70	76,539

			5,371,521
ILLINOIS — 1.85%
Chicago Midway International Airport RB
Series B
5.00%, 01/01/21		70	76,039
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/21		50	54,388
Series A
5.00%, 01/01/21		65	70,704
Series B
5.00%, 01/01/21		15	16,316

Security		Principal (000s)	Value
Series C
5.00%, 01/01/21		$100	$108,775
Chicago Transit Authority RB
5.00%, 06/01/21		200	218,354
DuPage County Forest Preserve District GO
5.00%, 01/01/21		40	43,617
Illinois Finance Authority RB
5.00%, 01/01/21		110	119,947
Illinois State Toll Highway Authority RB
Series D
5.00%, 01/01/21		135	147,007
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21	(NPFGC)[a]	45	40,475
0.00%, 06/15/21[a]		45	40,475
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	40	44,781
Series A
6.00%, 07/01/21		25	28,257
State of Illinois GO
4.00%, 02/01/21		75	76,379
4.00%, 09/01/21		75	76,529
5.00%, 02/01/21		110	115,135
5.00%, 06/01/21		45	47,276
5.00%, 07/01/21		200	210,358
5.00%, 08/01/21		225	236,853
Series A
5.00%, 06/01/21		105	110,311
5.00%, 12/01/21		300	317,091
Series B
5.25%, 01/01/21		85	89,446
Series D
5.00%, 11/01/21		600	633,480
State of Illinois RB
5.00%, 06/15/21		190	208,219

			3,130,212
INDIANA — 0.69%
Indiana Finance Authority RB
4.00%, 10/01/21	(NPFGC)	100	106,920
Series A
5.00%, 05/01/21		45	49,296
5.00%, 10/01/21		100	111,182
5.00%, 12/01/21		315	350,904
Series C
5.00%, 12/01/21		35	39,182
Indiana University RB
Series A
5.00%, 06/01/21		45	49,788
Series W-2
5.00%, 08/01/21		320	355,590
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/21		50	54,859

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Purdue University RB Series CC
5.00%, 07/01/21	$45	$49,936

		1,167,657
IOWA — 0.41%
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/21	125	138,214
City of Des Moines IA GO
Series E
5.00%, 06/01/21	105	116,100
Iowa Finance Authority RB
5.00%, 08/01/21	115	127,790
Iowa State Board of Regents RB
4.00%, 09/01/21	135	145,106
State of Iowa RB
Series A
5.00%, 06/01/21	150	165,445

		692,655
KANSAS — 0.51%
City of Wichita KS GO Series 811
5.00%, 06/01/21	150	165,600
Kansas Development Finance Authority RB
Series C
5.00%, 05/01/21	40	44,058
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21	310	344,931
Series B
5.00%, 09/01/21	275	305,987

		860,576
LOUISIANA — 0.17%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	27,704
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	10,926
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1
4.00%, 05/01/21	20	21,401
State of Louisiana GO
Series A
4.00%, 09/01/21	100	107,414
5.00%, 02/01/21	15	16,390
Series C
5.00%, 07/15/21	100	110,524

		294,359
MAINE — 0.60%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	190	212,150

Security		Principal (000s)	Value
Series C
5.00%, 11/01/21		$265	$295,894
Maine Turnpike Authority RB
5.00%, 07/01/21		110	121,872
State of Maine GO
Series B
5.00%, 06/01/21		340	376,173

			1,006,089
MARYLAND — 3.23%
City of Baltimore MD RB
Series A
5.00%, 07/01/21		325	359,771
County of Anne Arundel MD GOL
4.00%, 04/01/21		40	42,809
5.00%, 04/01/21		25	27,522
County of Baltimore MD COP
5.00%, 10/01/21		125	139,024
County of Baltimore MD GO
5.00%, 08/01/21		250	278,075
Series B
4.50%, 09/01/21		60	65,746
County of Carroll MD GO
5.00%, 11/01/21		100	111,735
County of Harford MD GO
5.00%, 09/15/21		240	267,773
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21		25	27,672
Series B
5.00%, 07/01/21		50	55,344
Maryland State Transportation Authority RB
5.00%, 07/01/21		60	66,392
Maryland Water Quality Financing Administration Revolving Loan Fund RB
5.00%, 03/01/21		125	137,327
State of Maryland Department of Transportation RB
5.00%, 02/01/21		150	164,544
5.00%, 06/01/21		55	60,870
5.00%, 09/01/21		500	556,890
5.00%, 12/01/21		105	117,670
State of Maryland GO
First Series
5.00%, 06/01/21		400	442,556
First Series C
4.00%, 08/15/21		250	269,562
5.00%, 08/01/21		620	688,956
Series A
5.00%, 03/01/21		120	131,873
5.00%, 03/01/24	(PR 03/01/21)	70	77,014
Series B
5.00%, 08/01/21		80	88,898
Series C
5.00%, 08/01/21		725	805,634

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21		$435	$481,728

			5,465,385
MASSACHUSETTS — 4.31%
Commonwealth of Massachusetts GOL
5.00%, 04/01/22	(PR 04/01/21)	200	220,568
Series A
4.00%, 07/01/21		200	214,916
5.00%, 04/01/27	(PR 04/01/21)	550	606,562
5.25%, 08/01/21		585	654,375
Series B
5.25%, 08/01/21		275	307,612
5.25%, 08/01/21	(AGM)	200	223,718
5.25%, 09/01/21		230	257,819
Series C
5.00%, 10/01/21		80	89,156
Series D
5.00%, 10/01/26	(PR 10/01/21)	1,250	1,394,475
Series E
4.00%, 09/01/21		100	107,775
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/21	(AGM)	200	224,710
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/25	(PR 06/01/21)	450	496,953
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/21[a]		200	185,902
Series C
5.25%, 07/01/21		40	44,676
5.50%, 07/01/21		200	225,030
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21		35	39,227
Series 2014
5.00%, 08/01/21		525	583,957
Massachusetts Development Finance Agency RB
Series B-3
5.00%, 01/01/21		100	109,491
Massachusetts Health & Educational Facilities Authority RB
Series M
5.25%, 02/15/21		35	38,639
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21		40	44,146
5.00%, 08/15/21		270	299,959
Series B
4.00%, 10/15/21		75	80,939
5.00%, 10/15/21		200	223,050
Series C
5.00%, 08/15/21	(ETM)	105	116,765
Massachusetts Turnpike Authority RB
Series C
0.00%, 01/01/21[a]		95	89,726
Massachusetts Water Resources Authority RB
Series J
5.50%, 08/01/21	(AGM)	285	321,828
University of Massachusetts Building Authority RB
5.00%, 11/01/21		35	39,053

Security	Principal (000s)	Value
Series 1
4.00%, 11/01/21	$50	$53,987

7,295,014
MICHIGAN — 1.21%
Michigan Finance Authority RB
5.00%, 08/01/21	70	77,209
5.00%, 10/01/21	440	490,856
Michigan State Building Authority RB
Series I
5.00%, 04/15/21	50	54,956
5.00%, 10/15/21	365	406,092
Michigan Strategic Fund RB
1.45%, 09/01/30	100	97,027
5.00%, 10/15/21	55	60,549
Royal Oak School District GO
5.00%, 05/01/21	100	110,013
State of Michigan GO
Series A
5.00%, 12/01/21	170	190,380
Series B
5.00%, 11/01/21	110	122,951
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	200	223,472
5.25%, 11/01/21	(AGM)	125	140,652
5.50%, 11/01/21	(AGM)	60	68,054

2,042,211
MINNESOTA — 1.35%
County of Hennepin MN GO
Series C
5.00%, 12/01/21	250	279,970
Metropolitan Council GO
Series B
5.00%, 09/01/21	75	83,645
Series C
5.00%, 03/01/21	100	110,052
Minnesota Municipal Power Agency RB
Series A
4.00%, 10/01/21	10	10,732
South Washington County Independent School District No. 833/MN GO
Series B
5.00%, 02/01/21	150	163,944
Southern Minnesota Municipal Power Agency RB
Series A
0.00%, 01/01/21[a]	25	23,551
State of Minnesota COP
5.00%, 06/01/21	30	33,018
State of Minnesota GO
5.00%, 10/01/21	145	161,705
Series A
5.00%, 08/01/21	305	338,812

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series B
5.00%, 08/01/21		$100	$111,086
Series D
5.00%, 08/01/21		50	55,543
5.00%, 10/01/21		125	139,401
Series F
5.00%, 10/01/21		395	440,508
University of Minnesota RB
Series B
5.00%, 12/01/21		300	336,084

			2,288,051
MISSISSIPPI — 0.81%
Mississippi Development Bank RB
5.00%, 01/01/21		55	59,761
State of Mississippi GO
Series A
5.00%, 10/01/36	(PR 10/01/21)	395	440,654
5.25%, 11/01/21		340	382,836
Series C
5.00%, 10/01/21		135	150,451
Series F
5.00%, 11/01/21		105	117,282
5.25%, 10/01/21		50	56,164
Series H
4.00%, 12/01/21		145	156,922

			1,364,070
MISSOURI — 0.31%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21		25	27,612
Series B
5.00%, 05/01/21		120	132,375
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21		225	249,444
University of Missouri RB
Series A
5.00%, 11/01/21		100	111,658

			521,089
MONTANA — 0.01%
State of Montana GO
5.00%, 08/01/21		20	22,246

			22,246
NEBRASKA — 0.87%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21		255	284,014
City of Omaha NE GO
5.25%, 04/01/21		70	77,598
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21		45	50,247
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/21		200	223,424
Nebraska Public Power District RB
5.00%, 07/01/21		50	55,239

Security	Principal (000s)	Value
Series A
5.00%, 01/01/21	$420	$458,107
Series B
5.00%, 01/01/21	90	98,166
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
4.00%, 02/01/21	50	53,030
Omaha Public Power District RB
Series B
5.00%, 02/01/21	45	49,266
University of Nebraska RB
5.00%, 07/01/21	110	121,718

		1,470,809
NEVADA — 1.83%
City of Las Vegas NV GOL
Series A
5.00%, 06/01/21	70	77,280
Clark County School District GOL
Series A
5.00%, 06/15/21	330	363,570
Series B
5.00%, 06/15/21	175	192,803
Series D
5.00%, 06/15/21	65	71,612
County of Clark Department of Aviation RB
5.00%, 07/01/21	85	93,966
County of Clark NV GOL
5.00%, 11/01/21	120	134,082
County of Clark NV RB
5.00%, 07/01/21	255	282,344
Series A
5.00%, 07/01/21	385	426,283
Las Vegas Valley Water District GOL
Series B
5.00%, 12/01/21	75	83,814
Nevada System of Higher Education RB
4.00%, 07/01/21	75	80,439
Series A
4.00%, 07/01/21	50	53,626
5.00%, 07/01/21	25	27,637
State of Nevada GOL
5.00%, 04/01/21	150	164,937
5.00%, 06/01/21	135	149,086
5.00%, 08/01/21	80	88,726
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	720	806,033

		3,096,238
NEW HAMPSHIRE — 0.11%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	77,691

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series D
5.00%, 08/15/21		$45	$50,026
State of New Hampshire GO
Series B
5.00%, 11/01/21		50	55,925

			183,642
NEW JERSEY — 1.40%
County of Monmouth NJ GO
4.00%, 03/01/21		200	213,934
New Jersey Building Authority RB
Series A
5.00%, 06/15/21		100	107,257
5.00%, 06/15/21	(ETM)	5	5,528
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/21		150	161,932
Series DDD
5.00%, 06/15/21		200	214,580
Series II
5.00%, 03/01/21		25	26,680
Series KK
5.00%, 03/01/21		20	21,344
Series NN
5.00%, 03/01/21		180	192,100
Series UU
5.00%, 06/15/21		100	107,290
Series XX
5.00%, 06/15/21		325	348,692
New Jersey Educational Facilities Authority RB Series 2014-A
5.00%, 09/01/21		35	37,680
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/21		125	136,341
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/21	(SAP)	65	70,021
Series A-1
5.00%, 06/15/21		100	107,725
Series AA
5.00%, 06/15/21	(SAP)	115	123,961
Series B
5.00%, 06/15/21		35	37,704
New Jersey Turnpike Authority RB
Series C
5.00%, 01/01/21		130	141,756
State of New Jersey GO
5.00%, 06/01/21		120	131,459
5.25%, 08/01/21		160	177,309

			2,363,293
NEW MEXICO — 1.07%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/21		100	111,050
New Mexico Finance Authority RB
5.00%, 06/15/21		415	459,281

Security	Principal (000s)	Value
Series A
5.00%, 06/15/21	$50	$55,345
Series C
5.00%, 06/01/21	100	110,571
State of New Mexico GO
5.00%, 03/01/21	(ETM)	260	285,641
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	565	624,992
Series B
5.00%, 07/01/21	55	60,744
University of New Mexico (The) RB
Series A
5.00%, 06/01/21	100	110,400

1,818,024
NEW YORK — 9.99%
City of New York NY GO
5.00%, 08/01/21	135	149,724
Series 1
5.00%, 08/01/21	50	55,454
Series A
5.00%, 08/01/21	50	55,454
Series A-1
4.00%, 08/01/21	200	215,060
5.00%, 08/01/21	35	38,817
Series B
5.00%, 08/01/21	230	255,087
Series C
5.00%, 08/01/21	155	171,906
Series E
4.00%, 08/01/21	25	26,883
5.00%, 08/01/21	270	299,449
Series F
5.00%, 08/01/21	200	221,814
Series H
5.00%, 08/01/21	345	382,629
Series I
5.00%, 03/01/21	60	65,822
5.00%, 08/01/21	315	349,357
Series J
5.00%, 08/01/21	705	781,895
County of Nassau NY GOL
Series A
5.00%, 01/01/21	35	38,040
5.00%, 04/01/21	50	54,688
Series C
5.00%, 10/01/21	100	110,657
Long Island Power Authority RB
5.00%, 09/01/21	100	110,680
Series A
0.00%, 06/01/21[a]	90	83,868
Series B
5.00%, 09/01/21	205	226,894

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21		$30	$33,579
Series A-1
5.00%, 11/15/21		110	122,696
4.00%, 11/15/21	(ETM)	50	54,295
Series B
5.00%, 11/15/21		290	323,472
Series B-2
5.00%, 11/15/21		210	234,238
Series B-4
5.00%, 11/15/21		195	218,265
Series C
5.00%, 11/15/21		280	312,318
Series C-1
5.00%, 11/15/21		100	111,542
Series D
5.00%, 11/15/21		255	284,432
Series E
5.00%, 11/15/21		180	200,776
Series F
4.00%, 11/15/21		25	26,975
5.00%, 11/15/21		85	94,811
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/21		50	56,122
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.00%, 10/01/21		40	44,744
New York City Transitional Finance Authority Building Aid RB
Series S-2
5.00%, 07/15/21		140	155,229
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21		355	393,617
5.00%, 07/15/21	(ETM SAW)	225	249,874
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21		110	122,909
Series A-1
5.00%, 11/01/21		200	223,470
Series B
5.00%, 11/01/21		100	111,735
Series B-1
5.00%, 11/01/21		50	55,868
Series C
5.00%, 11/01/21		530	592,196
Series E
5.00%, 11/01/21		150	167,602
Series F-1
5.00%, 05/01/21		150	165,469
Series I
5.00%, 05/01/21		55	60,672
New York City Water & Sewer System RB
Series EE
4.00%, 06/15/21		80	86,136
New York Convention Center Development Corp. RB
5.00%, 11/15/21		200	223,006
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		110	123,144
New York State Dormitory Authority RB
0.00%, 08/01/21[a]		80	74,906

Security		Principal (000s)	Value
4.00%, 05/15/21		$90	$96,587
4.00%, 10/01/21	(SAW)	225	242,471
5.00%, 08/15/21	(SAP)	150	166,398
5.50%, 05/15/21	(AMBAC)	100	112,297
Series A
4.00%, 03/15/21		100	107,052
5.00%, 02/15/21		205	224,998
5.00%, 03/15/21		330	363,117
5.00%, 07/01/21		260	287,217
5.00%, 10/01/21	(AGM)	75	83,414
5.00%, 10/01/21	(SAW)	215	239,041
Series B
5.00%, 03/15/21		800	879,864
5.00%, 07/01/21		55	60,840
Series C
5.00%, 03/15/21		200	219,966
Series D
5.00%, 02/15/21		325	356,704
5.00%, 08/15/21		70	77,844
5.00%, 10/01/21	(BAM SAW)	225	250,922
Series E
4.00%, 03/15/21		100	106,958
5.00%, 03/15/21		100	109,983
5.00%, 08/15/21		210	233,530
Series F
5.00%, 10/01/21	(BAM SAW)	45	50,184
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21		25	27,501
5.00%, 06/15/21		210	233,107
5.00%, 11/15/21		25	28,051
Series A
5.00%, 06/15/21		200	222,006
Series B
5.00%, 06/15/21		100	111,003
Series E
5.00%, 05/15/21		75	83,054
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		190	209,353
Series A-1
5.00%, 04/01/21		130	143,242
New York State Thruway Authority RB
5.00%, 01/01/21		130	141,834
Series A
5.00%, 03/15/21		180	197,970
Series I
5.00%, 01/01/21		200	218,206
Series K
4.00%, 01/01/21		70	74,393
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21		225	247,461
Series A-1
5.00%, 03/15/21		170	186,971
Series A-2
5.50%, 03/15/21	(NPFGC)	85	94,771

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Series D
5.00%, 03/15/21	$300	$329,949
Series E
5.00%, 03/15/21	70	76,988
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	115	128,472
Series 173
4.00%, 12/01/21	30	32,513
Series 175
5.00%, 12/01/21	55	61,637
Series 189
5.00%, 05/01/21	110	121,454
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/21	165	184,519
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21	100	113,559
Series A
4.00%, 11/15/21	65	70,259
5.00%, 01/01/21	145	158,718
5.00%, 11/15/21	80	89,607
Series B
4.00%, 11/15/21	65	70,433
5.00%, 11/15/21	195	218,418
Series C
5.00%, 11/15/21	130	145,612

		16,908,724
NORTH CAROLINA — 3.38%
City of Asheville NC Water System Revenue RB
4.00%, 08/01/21	50	53,818
City of Charlotte NC COP
Series A
5.00%, 12/01/21	180	201,082
City of Charlotte NC GO
5.00%, 12/01/21	285	319,616
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	235	260,777
City of Durham NC GO
Series C
5.00%, 07/01/21	50	55,484
City of Raleigh NC GO
Series A
4.00%, 09/01/21	50	53,924
Series B
5.00%, 04/01/21	50	55,125
City of Raleigh NC RB
Series A
5.00%, 10/01/21	40	44,578
County of Buncombe NC RB
5.00%, 06/01/21	65	71,804
Series A
5.00%, 06/01/21	85	93,898
County of Cabarrus NC GO
5.00%, 03/01/21	75	82,302
County of Durham NC GO
5.00%, 10/01/21	160	178,675
County of Forsyth NC GO
4.00%, 12/01/21	10	10,830
5.00%, 07/01/21	50	55,484

Security	Principal (000s)	Value
County of Mecklenburg NC GO
Series A
5.00%, 09/01/21	$200	$222,904
5.00%, 12/01/21	100	112,146
County of Mecklenburg NC RB
Series A
5.00%, 10/01/21	270	301,107
County of New Hanover NC GO
5.00%, 02/01/21	200	219,514
5.00%, 08/01/21	300	333,690
County of Wake NC GO
Series C
5.00%, 03/01/21	30	32,997
County of Wake NC RB
Series A
5.00%, 12/01/21	75	83,962
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	745	813,704
Series B
5.00%, 01/01/21	(ETM)	435	475,116
North Carolina State University at Raleigh RB
Series A
5.00%, 10/01/21	100	111,445
State of North Carolina GO
5.00%, 06/01/21	315	348,730
Series C
4.00%, 05/01/21	350	375,550
State of North Carolina GOL
Series B
5.00%, 06/01/21	320	353,827
State of North Carolina RB
5.00%, 03/01/21	260	284,739
University of North Carolina at Chapel Hill RB
0.00%, 08/01/21[a]	55	51,570
University of North Carolina at Greensboro RB
5.00%, 04/01/21	60	65,975

5,724,373
OHIO — 3.64%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	165	182,862
Series 2012-3
5.00%, 08/15/21	35	38,935
Series A
5.00%, 02/15/21	110	120,696
5.00%, 08/15/21	305	339,288
City of Columbus OH GOL
Series 2012-4
4.00%, 08/15/21	20	21,536
Cleveland Department of Public Utilities Division of Water RB
Series Y
5.00%, 01/01/21	70	76,476
Cleveland State University RB
5.00%, 06/01/21	55	60,308

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Columbus City School District GO
Series A
5.00%, 12/01/21		$105	$117,463
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/21		505	563,752
Miami University/Oxford OH RB
5.00%, 09/01/21		185	205,505
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21		70	78,462
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21		100	109,341
Ohio State Building Authority RB
5.00%, 10/01/21		180	199,993
Ohio State University (The) RB
Series A
5.00%, 06/01/21		50	55,320
Series D
5.00%, 12/01/21		20	22,406
Ohio Turnpike & Infrastructure Commission RB
Series A
5.50%, 02/15/21	(NPFGC)	30	33,275
Ohio Water Development Authority RB
Series A
5.00%, 06/01/21		110	121,703
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21		25	27,660
5.00%, 12/01/21		440	492,923
5.50%, 06/01/21		250	280,627
Series B
5.00%, 12/01/21		150	168,042
State of Ohio GO
5.00%, 09/01/21		150	167,011
Series A
5.00%, 03/01/21		100	109,894
5.00%, 05/01/21		130	143,494
5.00%, 08/01/21		55	61,117
5.00%, 09/01/21		50	55,671
5.00%, 09/15/21		760	847,096
Series B
5.00%, 08/01/21		400	444,488
Series C
5.00%, 09/15/21		165	183,909
Series R
5.00%, 05/01/21		20	22,076
Series T
5.00%, 11/01/21		200	223,626
State of Ohio RB
5.00%, 04/01/21		80	87,941
5.00%, 10/01/21		100	111,182
Series A
5.00%, 04/01/21		250	274,410
Series B
5.00%, 04/01/21		100	109,926

			6,158,414

Security	Principal (000s)	Value
OKLAHOMA — 0.91%
Grand River Dam Authority RB
Series A
5.00%, 06/01/21	$340	$374,894
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	178,011
Series B
5.00%, 07/01/21	85	93,996
Series C
5.00%, 07/01/21	55	60,821
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	145	160,753
Oklahoma Development Finance Authority RB
Series A
5.00%, 08/15/21	45	49,993
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/21	300	319,002
Oklahoma Water Resources Board RB
Series A
5.00%, 04/01/21	145	159,675
University of Oklahoma (The) RB
Series C
5.00%, 07/01/21	125	138,098

1,535,243
OREGON — 2.22%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/21	290	321,152
5.00%, 08/01/21	195	216,828
5.00%, 10/01/21	60	67,003
Series B
5.00%, 10/01/21	100	111,634
City of Portland OR Water System Revenue RB
Series A
4.00%, 10/01/21	100	108,135
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/21	(GTD)	150	166,037
County of Washington OR GOL
5.00%, 03/01/21	200	219,660
Lane Community College GO
4.00%, 06/15/21	65	69,720
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO
4.00%, 06/15/21	(GTD)	75	80,319
Metro/OR GO
Series A
5.00%, 06/01/21	150	166,113
Oregon Health & Science University RB
Series A
5.00%, 07/01/21	320	353,306
Oregon State Facilities Authority RB
Series A
5.00%, 11/15/21	65	72,423

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Oregon State Lottery RB
Series B
5.00%, 04/01/21	$175	$192,939
Series D
5.00%, 04/01/21	95	104,739
Portland Community College District GO
5.00%, 06/15/21	20	22,166
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/21	55	61,562
Series C
5.00%, 11/15/21	200	223,862
State of Oregon GO
Series C
5.00%, 06/01/21	200	221,142
Series H
5.00%, 05/01/21	80	88,250
Series J
5.00%, 05/01/21	80	88,250
Series N
5.00%, 12/01/21	415	464,588
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 10/01/21	150	165,930
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/21	(GTD)	100	107,431
Washington County Clean Water Services RB
5.00%, 10/01/21	55	61,274

3,754,463
PENNSYLVANIA — 1.48%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	43,699
First Series
5.00%, 06/01/21	225	246,791
5.00%, 06/15/21	200	219,590
5.00%, 07/01/21	15	16,483
5.00%, 08/15/21	25	27,557
5.00%, 11/15/21	100	110,845
Second Series
5.00%, 01/15/21	400	434,716
5.00%, 07/01/21	75	82,414
5.00%, 10/15/21	60	66,369
Series T
5.00%, 07/01/21	180	197,793
County of Chester PA GO
5.00%, 11/15/21	30	33,614
Delaware County Authority RB
5.00%, 08/01/21	40	44,119
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21	(ETM)	15	16,527
Series AN
5.00%, 06/15/21	25	27,500
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21[a]	20	18,378
Series A
5.00%, 12/01/21	295	328,911

Security		Principal (000s)	Value
5.25%, 07/15/21	(AGM)	$80	$89,000
Series B
5.00%, 12/01/23	(PR 12/01/21)	450	504,126

			2,508,432
RHODE ISLAND — 0.57%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21		235	261,219
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21		90	100,369
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
4.00%, 10/01/21		145	156,420
Series C
5.00%, 10/01/21		180	200,128
State of Rhode Island GO
Series D
5.00%, 08/01/21		230	254,180

			972,316
SOUTH CAROLINA — 1.03%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21		130	144,920
City of Columbia SC Waterworks & Sewer System Revenue RB
4.50%, 02/01/21		75	81,134
Horry County School District/SC GO
5.00%, 03/01/21	(SCSDE)	230	252,975
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21		65	72,256
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21		55	58,868
5.00%, 12/01/21		205	227,564
Series C
5.00%, 12/01/21		85	94,356
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21		135	149,792
Series B
5.00%, 10/01/21		275	305,132
State of South Carolina GO
Series A
4.00%, 06/01/21		225	241,987
5.00%, 07/01/21	(SAW)	100	111,004

			1,739,988
TENNESSEE — 1.74%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21		25	27,401
County of Montgomery TN GO
5.00%, 04/01/21		100	110,088

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
County of Shelby TN GO
Series A
4.00%, 03/01/21		$45	$48,079
5.00%, 04/01/21		250	275,220
County of Sumner TN GO
5.00%, 06/01/21		125	138,214
5.00%, 12/01/21		70	78,392
County of Williamson TN GO
Series A
5.00%, 04/01/21		500	551,255
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB
Series D
4.00%, 10/01/21		185	199,706
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21		100	109,282
Series C
5.00%, 07/01/21		110	121,795
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.25%, 01/01/21	(AGM)	50	55,039
State of Tennessee GO
Series A
5.00%, 08/01/21		305	338,922
5.00%, 09/01/21		50	55,670
Series B
5.00%, 08/01/21		250	277,805
5.00%, 11/01/21		100	111,813
Tennessee State School Bond Authority RB
Series B
5.00%, 11/01/21		400	446,632

			2,945,313
TEXAS — 10.80%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21		140	153,265
Carrollton-Farmers Branch Independent School District GO
5.00%, 02/15/21	(PSF)	100	109,506
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21		50	54,048
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)[a]	100	92,782
0.00%, 08/15/21	(ETM, AMBAC)[a]	375	351,112
City of Austin TX Electric Utility Revenue RB
Series A
5.00%, 11/15/21		85	94,877
City of Austin TX GOL
5.00%, 09/01/21		380	422,537
Series A
4.00%, 09/01/21		30	32,322
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21		80	88,320
5.00%, 11/15/21		135	150,950
Series A
5.00%, 05/15/21		125	138,000
5.00%, 11/15/21		25	27,954
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21		155	171,256
Series C
5.00%, 07/15/21		50	55,244

Security	Principal (000s)	Value
City of Dallas TX GOL
5.00%, 02/15/21	$160	$174,267
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	72,391
Series A
5.00%, 10/01/21	110	122,507
City of Denton TX GO
5.00%, 02/15/21	55	60,434
City of Denton TX GOL
5.00%, 02/15/21	100	109,880
City of El Paso TX GOL
4.00%, 08/15/21	110	118,097
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21	75	82,136
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21	25	27,423
City of Garland TX Electric Utility System Revenue RB
5.00%, 03/01/21	65	70,980
City of Grand Prairie TX GOL
5.00%, 02/15/21	150	164,493
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/21	340	374,558
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/21	110	122,653
Series C
5.00%, 05/15/21	160	176,208
Series D
5.00%, 11/15/21	185	206,281
City of Houston TX GOL
Series A
5.00%, 03/01/21	300	329,208
City of Lubbock TX GOL
5.00%, 02/15/21	190	208,003
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	319,806
5.00%, 02/01/21	185	202,595
City of San Marcos TX GOL
5.00%, 08/15/21	40	44,192
Clear Creek Independent School District GO
Series A
5.00%, 02/15/21	(PSF)	100	109,599
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21	80	87,360
County of Denton TX GOL
5.00%, 07/15/21	125	138,331
County of Fort Bend TX GO
5.00%, 03/01/21	15	16,451
County of Harris TX GOL
Series A
5.00%, 08/15/21	55	60,903
5.00%, 10/01/21	75	83,274
Series B
5.00%, 10/01/21	100	111,032
County of Harris TX RB
5.00%, 08/15/21	145	160,931

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series A
5.00%, 08/15/21		$125	$138,734
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21	(PSF)	45	48,008
5.00%, 02/15/21	(PSF)	20	21,926
Series A
5.00%, 02/15/21	(PSF)	210	230,225
Series C
5.00%, 02/15/21	(PSF)	100	109,631
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21		190	212,329
Series B
5.00%, 12/01/21		55	61,464
Dallas Independent School District GO
4.00%, 08/15/21		70	75,403
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21		125	139,093
Series F
5.00%, 11/01/21		180	200,293
Series G
5.00%, 11/01/21		85	94,583
Denton Independent School District GO Series A
5.00%, 08/15/21	(PSF)	60	66,701
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21	(PSF)	100	106,624
Fort Bend Independent School District GO
5.00%, 08/15/21		45	49,895
Fort Worth Independent School District GO
5.00%, 02/15/21	(PSF)	175	191,473
Frisco Independent School District GO
5.00%, 08/15/21		100	110,951
Series A
4.50%, 08/15/21	(PSF)	20	21,849
Garland Independent School District GO
5.00%, 02/15/21		100	109,568
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	(PSF)	55	61,043
Series A
5.00%, 08/15/21		45	49,863
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21		30	33,343
Series A
5.00%, 11/15/21		90	100,109
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21		230	258,617
Harris County Hospital District RB
5.00%, 02/15/21		100	109,010
Houston Community College System GOL
5.00%, 02/15/21		115	126,182
Houston Community College System RB
5.00%, 04/15/21		100	109,847
Houston Independent School District GOL
5.00%, 02/15/21	(PSF)	100	109,475
Katy Independent School District GO
Series A
5.00%, 02/15/21	(PSF)	250	273,997

Security		Principal (000s)	Value
Keller Independent School District/TX GO
Series A
5.00%, 08/15/21	(PSF)	$45	$49,928
Laredo Community College District GOL
5.00%, 08/01/21		65	71,694
Leander Independent School District GO
0.00%, 08/15/21[a]		75	70,149
Series B
0.00%, 08/15/21[a]		150	140,052
Series D
0.00%, 08/15/21[a]		50	46,766
Lewisville Independent School District GO
Series A
5.00%, 08/15/21	(PSF)	150	166,480
Series B
4.00%, 08/15/21		285	306,486
Lone Star College System GOL
5.00%, 02/15/21		125	136,960
Longview Independent School District GO
5.00%, 02/15/21	(PSF)	70	76,763
Lower Colorado River Authority RB
5.00%, 05/15/21		205	225,215
Series A
5.00%, 05/15/21		170	186,764
Magnolia Independent School District/TX GO
5.00%, 08/15/21		60	66,592
Manor Independent School District GO
5.00%, 08/01/21	(PSF)	15	16,614
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21		75	83,600
Series B
5.00%, 11/01/21		205	228,505
Midland Independent School District GO
5.00%, 02/15/21	(PSF)	50	54,753
North East Independent School District/TX GO
5.25%, 02/01/21	(PSF)	115	126,668
North Texas Municipal Water District RB
5.00%, 06/01/21		135	149,178
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/21		210	233,507
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21		365	397,573
5.00%, 09/01/21	(ETM)	20	22,231
Northside Independent School District GO
5.00%, 08/15/21	(PSF)	265	293,925
Series A
4.00%, 08/15/21		30	32,251
Northwest Independent School District GO
5.00%, 02/15/21	(PSF)	40	43,852
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/21		130	143,894
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/21		160	177,382
Pflugerville Independent School District GO
5.00%, 02/15/21	(PSF)	50	54,847

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Port Authority of Houston of Harris County Texas GO
Series A
5.00%, 10/01/21	$125	$139,354
Richardson Independent School District GO
4.00%, 02/15/21	300	319,782
San Antonio Water System RB
5.00%, 05/15/21	75	82,749
Series A
5.00%, 05/15/21	55	60,683
Series B
5.00%, 05/15/21	50	55,082
South Texas College GOL
5.00%, 08/15/21	70	77,438
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/21	140	155,235
Spring Branch Independent School District GO
Series B
5.00%, 02/01/21	(PSF)	115	125,902
State of Texas GO
5.00%, 04/01/21	750	825,172
5.00%, 08/01/21	35	38,843
5.00%, 10/01/21	335	373,216
Series C
5.00%, 08/01/21	20	22,196
Series D
5.00%, 05/15/21	200	220,732
Series G
5.00%, 08/01/21	100	110,979
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	90	100,373
Tarrant Regional Water District RB
5.00%, 03/01/21	120	131,720
6.00%, 09/01/21	150	172,086
Series A
5.00%, 03/01/21	45	49,395
Texas State University System RB
4.50%, 03/15/21	15	16,218
5.00%, 03/15/21	125	137,039
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	400	445,932
Series A
5.00%, 04/01/21	565	621,997
Texas Water Development Board RB
Series A
5.00%, 10/15/21	275	306,694
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21	170	188,358
University of Houston RB
Series A
5.00%, 02/15/21	150	164,259
University of North Texas RB
Series A
5.00%, 04/15/21	40	43,900
University of Texas System (The) RB
Series A
4.00%, 08/15/21	90	96,946
Series B
5.00%, 08/15/21	80	88,906
Series C
5.00%, 08/15/21	280	311,172

Security		Principal (000s)	Value
Series D
5.00%, 08/15/21		$150	$166,699
Series I
5.00%, 08/15/21		100	111,133

			18,279,221
UTAH — 1.20%
Central Utah Water Conservancy District GOL
Series C
5.00%, 04/01/21		80	87,941
County of Salt Lake UT RB
Series A
5.00%, 02/01/21		75	82,202
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/21		90	96,712
State of Utah GO
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	530	588,321
Series A
4.00%, 07/01/21		35	37,695
5.00%, 07/01/26	(PR 07/01/21)	400	444,016
University of Utah (The) RB
Series A
5.00%, 08/01/21		175	194,276
Utah State Building Ownership Authority RB
5.00%, 05/15/21		345	380,994
Utah Transit Authority RB
Series A
5.00%, 06/15/21		105	115,321

			2,027,478
VERMONT — 0.37%
Vermont Municipal Bond Bank RB
Series 3
5.00%, 12/01/21		565	632,065

			632,065
VIRGINIA — 4.59%
City of Alexandria VA
5.00%, 07/15/21		35	38,869
City of Norfolk VA GO
5.00%, 08/01/21		40	44,348
City of Norfolk VA Water Revenue RB
5.00%, 11/01/21		105	117,201
County of Arlington VA GO
Series A
5.00%, 08/01/21		155	172,351
5.00%, 08/15/21		210	233,761
County of Chesterfield VA GO
Series B
5.00%, 01/01/21	(SAW)	200	218,982

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	$100	$111,672
5.00%, 10/01/25	(PR 10/01/21) (SAW)	1,250	1,394,475
Series B
5.00%, 04/01/21	(SAW)	115	126,789
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/24	(PR 07/15/21)	580	643,504
County of Henrico VA GO
5.00%, 07/15/21		190	211,073
Fairfax County Economic Development Authority RB
Series A
5.00%, 10/01/21		80	88,886
University of Virginia RB
Series B
5.00%, 08/01/21		55	61,177
Virginia College Building Authority RB
5.00%, 02/01/21		505	553,344
5.00%, 09/01/21		50	55,579
Series 2
5.00%, 09/01/21		35	38,905
Series A
5.00%, 09/01/21		335	372,376
Series E -1
5.00%, 02/01/21		170	186,274
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		80	87,833
5.00%, 05/15/21		200	220,530
5.00%, 05/15/21	(SAP)	125	137,831
5.00%, 09/15/21		245	272,440
Series B
5.00%, 09/15/21		75	83,400
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		265	293,808
Series B
5.00%, 08/01/21		195	216,198
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	125	136,489
5.00%, 08/01/21	(SAW)	75	83,369
5.00%, 08/01/21		170	188,419
5.00%, 11/01/21		300	335,205
Series A
5.00%, 08/01/21	(SAW)	35	38,792
Series B
4.00%, 08/01/26	(PR 08/01/21)	525	565,456
Series IV
5.00%, 04/15/21		105	115,513
Virginia Resources Authority RB
5.00%, 10/01/21		115	128,205
5.00%, 11/01/21	(SAW)	30	33,521
Series B
5.00%, 11/01/21		140	156,429

			7,763,004
WASHINGTON — 5.07%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21	(GTD)	20	21,583

Security	Principal (000s)	Value
Central Puget Sound Regional Transit Authority RB
Series S-1
5.00%, 11/01/21	$75	$83,860
City of Bellevue WA GOL
5.00%, 12/01/21	400	448,584
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/21	115	126,601
City of Seattle WA GO
5.00%, 09/01/21	110	122,434
5.00%, 12/01/21	60	67,193
City of Seattle WA GOL
4.50%, 03/01/21	50	54,184
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	40	44,507
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	355	394,348
Series A
5.00%, 02/01/21	100	109,450
Series B
5.00%, 04/01/21	300	329,778
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	75	82,735
5.00%, 09/01/21	125	139,085
City of Tacoma WA Electric System Revenue RB
Series A
5.00%, 01/01/21	250	272,607
City of Vancouver WA GOL
Series B
5.00%, 12/01/21	195	218,147
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	135	147,007
County of King WA GO
5.00%, 12/01/21	125	139,936
County of King WA GOL
5.00%, 01/01/21	50	54,671
5.00%, 06/01/21	80	88,457
5.00%, 07/01/21	160	177,269
5.00%, 12/01/21	60	67,169
Series E
4.00%, 06/01/21	100	107,348
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	80	87,473
Series B
4.00%, 01/01/21	110	117,161
5.00%, 07/01/21	125	138,491
Energy Northwest RB
5.00%, 07/01/21	55	60,936
Series A
5.00%, 07/01/21	580	642,599
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21	(GTD)	130	140,739
King County Public Hospital District No. 2 GO
5.00%, 12/01/21	50	55,680
King County School District No. 405 Bellevue GO Series A
5.00%, 12/01/21	(GTD)	125	139,936

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21		$20	$22,259
Pierce County School District No. 416 White River GO
5.00%, 12/01/21	(GTD)	50	55,876
Port of Seattle WA RB
Series A
4.00%, 08/01/21		115	123,214
5.00%, 08/01/21		95	104,987
5.25%, 07/01/21		150	166,479
Series B
5.00%, 03/01/21		85	93,088
Public Utility District No. 1 of Cowlitz County WA RB
Series A
5.00%, 09/01/21		25	27,670
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21		175	188,916
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21		25	27,938
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21	(GTD)	95	106,164
State of Washington COP
5.00%, 07/01/21		40	44,247
Series B
4.00%, 07/01/21		225	241,470
State of Washington GO
5.00%, 07/01/21		260	288,062
Series 03-C
0.00%, 06/01/21[a]		115	107,909
Series 2016-A
5.00%, 07/01/21		140	155,110
Series B
5.00%, 08/01/21		215	238,758
Series C
0.00%, 06/01/21	(FGIC)[a]	200	187,668
5.00%, 06/01/21		75	82,928
Series R
5.00%, 07/01/21		255	282,522
Series R-2013A
5.00%, 07/01/21		105	116,333
Series R-2015
5.00%, 07/01/21		100	110,793
Series R-2015E
5.00%, 07/01/21		445	493,029
State of Washington RB
5.00%, 09/01/21		430	476,083
University of Washington RB
5.00%, 07/01/21		15	16,619
Series A
5.00%, 04/01/21		70	77,062
Series B
5.00%, 06/01/21		25	27,643
Series C
5.00%, 07/01/21		35	38,778

			8,581,573
WEST VIRGINIA — 0.32%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/21		100	110,338

Security		Principal (000s)	Value
State of West Virginia GO Series A
5.00%, 11/01/21		$265	$295,690
West Virginia University RB Series B
5.00%, 10/01/21		25	27,748
West Virginia Water Development Authority RB
5.00%, 07/01/21		100	110,618

			544,394
WISCONSIN — 1.86%
City of Milwaukee WI GO
5.00%, 05/01/21		25	27,537
Series N-3
5.00%, 05/15/21		95	104,752
Milwaukee County Metropolitan Sewer District GO
Series A
5.25%, 10/01/21		150	168,663
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	(ETM)	55	59,152
5.00%, 06/01/21	(ETM)	100	110,776
Series 2
5.00%, 06/01/21	(ETM)	30	33,233
State of Wisconsin GO
5.00%, 05/01/21		205	226,347
Series 1
5.00%, 05/01/21		305	336,759
5.00%, 11/01/21		220	246,072
Series 2
4.00%, 11/01/21		210	227,300
5.00%, 05/01/21		45	49,686
5.00%, 11/01/21		155	173,369
Series 3
5.00%, 11/01/21		295	329,960
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21		505	559,328
Series 2
5.00%, 07/01/21		295	326,736
WPPI Energy RB
Series A
5.00%, 07/01/21		150	165,141

			3,144,811

TOTAL MUNICIPAL BONDS & NOTES (Cost: $169,210,076)			167,421,163

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Liquidity Funds: MuniCash
0.95%[b,c]	333	$333,137

		333,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,128)		333,137

TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $169,543,204)		167,754,300
Other Assets, Less Liabilities — 0.86%		1,463,467

NET ASSETS — 100.00%		$169,217,767

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SCSDE  —  South Carolina Department of Education

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash
	1,078	—	(745)[a]	333	$333,137	$1,134	$(234)	$9

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$167,421,163	$—	$167,421,163
Money market funds	333,137	—	—	333,137

Total	$333,137	$167,421,163	$—	$167,754,300

353

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.60%

ADVERTISING — 0.40%
Omnicom Group Inc.
3.63%, 05/01/22	$1,209	$1,235,925
WPP Finance 2010
3.63%, 09/07/22	439	447,613

		1,683,538
AEROSPACE & DEFENSE — 1.92%
Embraer SA
5.15%, 06/15/22[a]	350	370,020
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	985	957,706
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,392	1,360,068
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,091	1,072,518
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,161	1,147,892
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)	375	365,741
3.10%, 06/01/22	2,722	2,745,028

		8,018,973
AGRICULTURE — 1.70%
Altria Group Inc.
2.85%, 08/09/22[a]	2,331	2,318,925
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	1,484	1,457,362
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	970	943,800
2.50%, 08/22/22	1,012	990,313
2.63%, 02/18/22 (Call 01/18/22)	315	311,664
Reynolds American Inc.
4.00%, 06/12/22	1,039	1,073,381

		7,095,445
AIRLINES — 0.34%
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A
5.98%, 04/19/22	180	194,169
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	930	936,557
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	300	296,445

		1,427,171
AUTO MANUFACTURERS — 2.41%
American Honda Finance Corp.
2.60%, 11/16/22	240	236,801
Ford Motor Credit Co. LLC

Security	Principal (000s)	Value
2.98%, 08/03/22 (Call 07/03/22)	$385	$376,819
3.22%, 01/09/22	840	835,187
3.34%, 03/28/22 (Call 02/28/22)	770	767,882
4.25%, 09/20/22	725	747,127
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	714	705,818
3.45%, 01/14/22 (Call 12/14/21)	843	846,237
3.45%, 04/10/22 (Call 02/10/22)	2,264	2,269,298
PACCAR Financial Corp.
2.30%, 08/10/22	310	302,737
Toyota Motor Credit Corp.
2.15%, 09/08/22	403	391,111
2.60%, 01/11/22	745	739,673
2.80%, 07/13/22	355	353,963
3.30%, 01/12/22	1,444	1,470,887

		10,043,540
BANKS — 22.79%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 11/09/22	875	855,426
Banco Santander SA
3.50%, 04/11/22	1,047	1,057,962
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)[a]	1,975	1,928,884
5.70%, 01/24/22	2,098	2,314,618
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[c]	25	24,865
Bank of Montreal
2.35%, 09/11/22	706	685,688
2.55%, 11/06/22 (Call 10/06/22)	1,304	1,276,460
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)	880	870,760
Bank of Nova Scotia (The)
2.45%, 09/19/22	1,332	1,299,286
2.70%, 03/07/22[a]	1,362	1,345,234
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)	1,308	1,301,486
3.95%, 03/22/22 (Call 02/22/22)	145	150,008
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	595	589,972
Canadian Imperial Bank of Commerce
2.55%, 06/16/22[a]	1,018	1,000,959
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	1,260	1,252,541
Capital One N.A.
2.65%, 08/08/22 (Call 07/08/22)	719	702,161
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	596	583,639
2.75%, 04/25/22 (Call 03/25/22)	2,042	2,013,473
4.05%, 07/30/22	1,294	1,333,985
4.50%, 01/14/22	2,576	2,714,718
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	325	318,767
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	525	515,067

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.88%, 02/08/22	$3,162	$3,275,958
3.95%, 11/09/22	1,795	1,845,583
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22[a]	1,755	1,790,767
Deutsche Bank AG/New York NY
3.30%, 11/16/22	225	222,352
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	780	765,625
3.50%, 03/15/22 (Call 02/15/22)	686	697,950
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	325	316,462
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	2,836	2,817,254
5.75%, 01/24/22	4,078	4,471,242
HSBC Holdings PLC
2.65%, 01/05/22	1,840	1,809,438
4.00%, 03/30/22	2,483	2,569,408
4.88%, 01/14/22	526	559,711
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,576	1,531,163
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	268,098
ING Groep NV
3.15%, 03/29/22	1,345	1,341,247
JPMorgan Chase & Co.
3.25%, 09/23/22	3,008	3,036,516
4.50%, 01/24/22	2,940	3,114,313
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	760	733,484
2.40%, 06/09/22	300	292,647
3.18%, 05/22/22	500	497,660
Lloyds Banking Group PLC
3.00%, 01/11/22	1,255	1,247,596
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	245,548
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22[a]	1,883	1,840,331
3.00%, 02/22/22[a]	754	749,996
Mizuho Financial Group Inc.
2.60%, 09/11/22	975	950,615
2.95%, 02/28/22[a]	1,125	1,112,715
Morgan Stanley
2.75%, 05/19/22	2,563	2,525,555
4.88%, 11/01/22	2,550	2,719,906
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	151,605
National Australia Bank Ltd./New York
2.50%, 05/22/22	1,165	1,140,022
2.80%, 01/10/22	525	521,903
Northern Trust Corp.
2.38%, 08/02/22	496	487,905
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)[d]	750	735,720
2.63%, 02/17/22 (Call 01/18/22)[d]	1,075	1,065,013
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[d,e]	595	589,734
3.30%, 03/08/22 (Call 02/06/22)[d]	1,490	1,512,618
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,055	1,039,956

Security	Principal (000s)	Value
Royal Bank of Canada
2.75%, 02/01/22	$646	$643,984
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[a,b]	1,095	1,101,920
Skandinaviska Enskilda Banken AB
2.80%, 03/11/22	250	249,228
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	1,075	1,076,570
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	1,535	1,507,370
2.78%, 10/18/22	376	368,653
2.85%, 01/11/22	557	551,185
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	845	824,230
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	1,551	1,532,248
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	625	615,313
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	135	131,985
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)	1,290	1,279,112
2.95%, 07/15/22 (Call 06/15/22)	1,957	1,955,982
3.00%, 03/15/22 (Call 02/15/22)	563	566,547
Wells Fargo & Co.
2.63%, 07/22/22	2,880	2,830,464
3.50%, 03/08/22	3,061	3,117,384
Westpac Banking Corp.
2.50%, 06/28/22	1,127	1,104,471
2.80%, 01/11/22	908	904,068

		95,090,289
BEVERAGES — 2.67%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	2,762	2,705,959
3.75%, 01/15/22	2,005	2,067,376
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	335	336,618
Coca-Cola Co. (The)
2.20%, 05/25/22	390	381,845
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	385	377,808
6.00%, 05/01/22	859	952,124
Diageo Investment Corp.
2.88%, 05/11/22	1,151	1,152,197
Molson Coors Brewing Co.
3.50%, 05/01/22	427	432,124
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	707	690,859
2.75%, 03/05/22	1,133	1,131,708
3.10%, 07/17/22 (Call 05/17/22)	892	903,177

		11,131,795

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY—1.93%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	$1,283	$1,265,102
2.70%, 05/01/22 (Call 03/01/22)	552	545,823
3.63%, 05/15/22 (Call 02/15/22)	675	692,003
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	445	450,354
Biogen Inc.
3.63%, 09/15/22	966	992,758
Celgene Corp.
3.25%, 08/15/22	1,025	1,029,182
3.55%, 08/15/22	1,069	1,086,478
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[a]	550	530,508
3.25%, 09/01/22 (Call 07/01/22)	1,455	1,473,522

		8,065,730
BUILDING MATERIALS — 0.21%
Masco Corp.
5.95%, 03/15/22	392	430,593
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	438	454,486

		885,079
CHEMICALS — 1.66%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	500	501,115
Cabot Corp.
3.70%, 07/15/22	450	456,494
Celanese U.S. Holdings LLC
4.63%, 11/15/22	488	512,517
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,436	1,431,132
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	735	751,251
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)[a]	290	288,182
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	373	363,130
2.45%, 02/15/22 (Call 11/15/21)	150	148,140
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	195	197,073
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	1,629	1,602,789
Syngenta Finance NV
3.13%, 03/28/22[a]	708	685,004

		6,936,827
COMMERCIAL SERVICES — 0.55%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	520	554,564
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	418	407,567
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	179	178,374
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	419	443,419
Verisk Analytics Inc.
4.13%, 09/12/22	220	227,984

Security	Principal (000s)	Value
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	$485	$488,914

		2,300,822
COMPUTERS — 2.75%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)	700	677,929
2.15%, 02/09/22	2,083	2,034,799
2.50%, 02/09/22 (Call 01/09/22)	1,529	1,513,695
2.70%, 05/13/22	1,444	1,438,932
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	1,440	1,498,939
HP Inc.
4.05%, 09/15/22[a]	478	492,698
IBM Credit LLC
2.20%, 09/08/22	400	387,388
International Business Machines Corp.
1.88%, 08/01/22	1,825	1,747,912
2.50%, 01/27/22[a]	320	316,970
2.88%, 11/09/22[a]	575	572,286
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	757	768,188

		11,449,736
COSMETICS & PERSONAL CARE — 0.89%
Colgate-Palmolive Co.
2.25%, 11/15/22	370	362,034
2.30%, 05/03/22	659	647,645
Procter & Gamble Co. (The)
2.15%, 08/11/22	1,122	1,092,245
2.30%, 02/06/22	996	980,801
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	650	635,739

		3,718,464
DIVERSIFIED FINANCIAL SERVICES — 4.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	1,640	1,672,423
4.63%, 07/01/22	500	523,160
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)[a]	830	808,769
3.75%, 02/01/22 (Call 12/01/21)	418	426,485
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,767	1,728,621
2.65%, 12/02/22	1,610	1,582,582
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	1,316	1,306,577
CME Group Inc.
3.00%, 09/15/22	783	786,845
Discover Financial Services
3.85%, 11/21/22	744	756,410
5.20%, 04/27/22	175	186,151
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	270	265,864

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Franklin Resources Inc.
2.80%, 09/15/22[a]	$300	$296,982
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	347	342,669
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	675	658,429
International Lease Finance Corp.
5.88%, 08/15/22	805	884,775
8.63%, 01/15/22	345	409,905
Invesco Finance PLC
3.13%, 11/30/22	274	273,312
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	435	424,347
2.40%, 04/25/22 (Call 03/25/22)	675	661,891
3.05%, 02/15/22 (Call 11/15/21)	504	505,285
ORIX Corp.
2.90%, 07/18/22	550	541,789
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,059	1,060,673
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	497	482,388
2.80%, 12/14/22 (Call 10/14/22)	2,354	2,345,549

		18,931,881
ELECTRIC — 4.09%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	695	674,762
Alabama Power Co.
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	500	491,920
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	190	188,125
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	459	459,271
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)[a]	600	584,664
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	390	417,866
Dominion Energy Inc.
2.75%, 01/15/22 (Call 12/15/21)	125	123,944
Series B
2.75%, 09/15/22 (Call 06/15/22)	565	555,655
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	420	423,368
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)[a]	565	549,615
3.05%, 08/15/22 (Call 05/15/22)	708	707,625
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	260	259,256
Edison International
2.40%, 09/15/22 (Call 08/15/22)	820	792,169
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	779	805,486
Eversource Energy
Series K
2.75%, 03/15/22 (Call 02/15/22)	370	366,322
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	1,738	1,749,297

Security	Principal (000s)	Value
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	$575	$596,827
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	520	509,153
Georgia Power Co.
2.85%, 05/15/22	330	328,409
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	160	157,786
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	515	498,808
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	150	146,238
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	520	541,544
7.00%, 09/01/22	561	652,634
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	595	577,013
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	360	362,041
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	320	313,174
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	205	208,206
4.20%, 06/15/22 (Call 03/15/22)	512	534,246
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	882	882,582
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	150	146,010
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	165	179,994
Southern California Edison Co.
Series B
2.40%, 02/01/22 (Call 12/01/21)	270	263,949
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	667	678,059
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	275	276,504
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	55	54,209

		17,056,731
ELECTRONICS — 0.90%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	295	294,404
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	237	244,840
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	200	200,658
Avnet Inc.
4.88%, 12/01/22[a]	445	466,097
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	250	248,565
Jabil Inc.
4.70%, 09/15/22	468	488,892

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$1,159	$1,190,919
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	515	513,203
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	121	123,611

		3,771,189
ENGINEERING & CONSTRUCTION — 0.27%
ABB Finance USA Inc.
2.88%, 05/08/22	1,126	1,132,598

		1,132,598
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	896	912,110
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	568	565,404

		1,477,514
FOOD — 1.52%
Campbell Soup Co.
2.50%, 08/02/22	100	97,398
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)	200	209,154
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	450	441,526
JM Smucker Co. (The)
3.00%, 03/15/22	350	349,213
Kellogg Co.
3.13%, 05/17/22[a]	250	252,500
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,973	1,995,157
3.50%, 07/15/22 (Call 05/15/22)[a]	1,057	1,068,490
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	160	157,686
3.40%, 04/15/22 (Call 01/15/22)	370	374,170
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	490	482,792
Sysco Corp.
2.60%, 06/12/22	195	191,615
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	690	728,764

		6,348,465
FOREST PRODUCTS & PAPER — 0.22%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	300	312,429
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	582	620,296

		932,725

Security	Principal (000s)	Value
GAS — 0.11%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$482	$477,045

		477,045
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)[a]	75	75,419
Stanley Black & Decker Inc.
2.90%, 11/01/22	648	645,486

		720,905
HEALTH CARE — PRODUCTS — 2.01%
Abbott Laboratories
2.55%, 03/15/22[a]	873	856,177
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,878	1,845,605
Boston Scientific Corp.
3.38%, 05/15/22	432	433,356
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	406	410,007
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	588	593,762
3.15%, 03/15/22	2,649	2,682,589
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	643	649,662
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	940	932,612

		8,403,770
HEALTH CARE — SERVICES — 1.84%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,227	1,202,178
Anthem Inc.
3.13%, 05/15/22	863	863,242
Catholic Health Initiatives
2.95%, 11/01/22	415	405,434
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	869	898,529
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	270	266,017
3.15%, 12/01/22 (Call 09/01/22)	380	378,776
Laboratory Corp. of America Holdings
3.20%, 02/01/22	567	569,234
3.75%, 08/23/22 (Call 05/23/22)	196	200,320
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	1,072	1,073,994
3.35%, 07/15/22	1,791	1,824,939

		7,682,663

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)[a] $682	$676,551

676,551
HOME BUILDERS — 0.08%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22) 150	156,593
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)[a] 185	190,968

347,561
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.70%, 06/01/22 100	106,010

106,010
HOUSEHOLD PRODUCTS & WARES — 0.27%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22) 425	415,884
2.88%, 10/01/22 50	49,513
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a] 515	516,772
Kimberly-Clark Corp.
2.40%, 03/01/22 125	122,841

1,105,010
INSURANCE — 2.22%
Alleghany Corp.
4.95%, 06/27/22 344	366,656
American International Group Inc.
4.88%, 06/01/22[a] 1,973	2,110,577
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22 1,305	1,320,281
Berkshire Hathaway Inc.
3.40%, 01/31/22 445	456,686
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22) 845	844,654
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22) 75	75,640
Fidelity National Financial Inc.
5.50%, 09/01/22 150	163,278
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22[a] 817	881,527
Lincoln National Corp.
4.20%, 03/15/22 550	571,818
Markel Corp.
4.90%, 07/01/22 100	106,638
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21) 900	892,566
MetLife Inc.
3.05%, 12/15/22 467	465,898
Montpelier Re Holdings Ltd.
4.70%, 10/15/22 270	280,973

Security	Principal (000s)	Value
Primerica Inc.
4.75%, 07/15/22	$145	$153,600
Principal Financial Group Inc.
3.30%, 09/15/22	235	235,839
WR Berkley Corp.
4.63%, 03/15/22[a]	325	341,705

		9,268,336
INTERNET — 1.00%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	1,597	1,572,167
Baidu Inc.
2.88%, 07/06/22	500	489,485
3.50%, 11/28/22	400	401,224
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	1,028	1,004,993
3.80%, 03/09/22 (Call 02/09/22)	692	710,186

		4,178,055
IRON & STEEL — 0.57%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	575	602,732
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,730	1,792,055

		2,394,787
LEISURE TIME — 0.15%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	589	639,813

		639,813
LODGING — 0.41%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,028	1,000,049
3.25%, 09/15/22 (Call 06/15/22)	100	100,219
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	601	606,331

		1,706,599
MACHINERY — 1.23%
Caterpillar Financial Services Corp.
2.40%, 06/06/22	520	510,947
2.85%, 06/01/22	617	617,759
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	715	707,185
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,006	994,280
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	628	625,237
John Deere Capital Corp.
2.15%, 09/08/22	430	416,004

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.65%, 01/06/22	$585	$582,250
2.75%, 03/15/22	495	492,500
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	174	173,596

		5,119,758
MANUFACTURING — 1.66%
3M Co.
2.00%, 06/26/22	794	770,736
Eaton Corp.
2.75%, 11/02/22	1,888	1,867,912
General Electric Co.
2.70%, 10/09/22	3,144	3,085,333
3.15%, 09/07/22	935	933,962
Parker-Hannifin Corp.
3.50%, 09/15/22	240	244,980

		6,902,923
MEDIA — 2.69%
21st Century Fox America Inc.
3.00%, 09/15/22	978	981,286
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[a]	893	903,546
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	2,891	2,991,260
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	692	891,483
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	1,097	1,050,356
3.13%, 07/15/22	1,275	1,289,663
Discovery Communications LLC
3.30%, 05/15/22	377	377,667
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	489	485,963
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	24,980
Time Warner Inc.
3.40%, 06/15/22	215	216,634
4.00%, 01/15/22	511	526,473
Walt Disney Co. (The)
2.35%, 12/01/22	1,131	1,108,165
2.45%, 03/04/22	370	366,145

		11,213,621
MINING — 0.79%
Barrick Gold Corp.
3.85%, 04/01/22	324	334,724
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,128	1,130,075
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,269	1,283,911
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	368	367,463
Southern Copper Corp.
3.50%, 11/08/22	170	173,558

		3,289,731

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.13%, 05/15/22 (Call 04/15/22)[a]	$195	$185,923

		185,923
OIL & GAS — 4.95%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,100	1,103,080
BP Capital Markets PLC
2.50%, 11/06/22	1,197	1,177,429
3.06%, 03/17/22	908	917,470
3.25%, 05/06/22	1,623	1,651,597
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	610	599,026
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,927	1,884,394
2.41%, 03/03/22 (Call 01/03/22)	867	855,200
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	962	944,905
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	1,226	1,234,864
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	671	660,197
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	1,497	1,477,779
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	314	322,258
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	1,001	980,670
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	530	524,202
3.13%, 02/15/22 (Call 11/15/21)	1,180	1,194,302
Phillips 66
4.30%, 04/01/22	2,004	2,106,284
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	817	842,711
Shell International Finance BV
2.38%, 08/21/22	1,178	1,154,428
Total Capital International SA
2.88%, 02/17/22	998	1,000,755

		20,631,551
OIL & GAS SERVICES — 0.36%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,152	1,113,581
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	372	365,326

		1,478,907
PACKAGING & CONTAINERS — 0.12%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	290	298,529

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
WestRock RKT Co.
4.90%, 03/01/22	$200	$212,634

		511,163
PHARMACEUTICALS — 5.64%
AbbVie Inc.
2.90%, 11/06/22	2,825	2,798,614
3.20%, 11/06/22 (Call 09/06/22)	1,072	1,075,677
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	1,708	1,700,638
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	3,151	3,170,536
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	951	927,615
Bristol-Myers Squibb Co.
2.00%, 08/01/22	824	795,259
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	1,121	1,092,807
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,120	1,091,306
3.50%, 07/20/22 (Call 05/20/22)[a]	1,785	1,798,120
4.75%, 12/01/22 (Call 09/01/22)	215	227,485
Eli Lilly & Co.
2.35%, 05/15/22	301	295,952
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/30/22)[a]	460	454,144
3.90%, 02/15/22	1,058	1,082,641
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,943	1,947,721
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)[a]	577	568,587
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	140	137,287
Merck & Co. Inc.
2.35%, 02/10/22	1,228	1,214,566
2.40%, 09/15/22 (Call 06/15/22)	1,088	1,071,310
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	920	907,930
2.40%, 09/21/22[a]	1,190	1,171,841

		23,530,036
PIPELINES — 2.73%
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	300	295,173
Energy Transfer LP
5.20%, 02/01/22 (Call 11/01/21)	732	778,819
Energy Transfer LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	283	298,698
5.88%, 03/01/22 (Call 12/01/21)	1,476	1,596,338
Enterprise Products Operating LLC
4.05%, 02/15/22	472	489,794
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	1,292	1,325,515
4.15%, 03/01/22	50	51,468
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	230	237,907
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,130	1,130,746

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	$485	$485,723
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (Call 12/15/21)	920	1,015,036
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	175	183,019
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,020	1,000,895
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	407	414,261
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	854	856,015
3.60%, 03/15/22 (Call 01/15/22)	1,226	1,242,379

		11,401,786
REAL ESTATE INVESTMENT TRUSTS — 3.86%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)[a]	398	418,135
American Tower Corp.
2.25%, 01/15/22	707	682,446
4.70%, 03/15/22	966	1,020,820
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	425	423,708
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	558	564,205
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	190	187,331
Crown Castle International Corp.
4.88%, 04/15/22	960	1,019,923
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[a]	750	779,797
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	445	453,477
3.95%, 07/01/22 (Call 05/01/22)	109	112,584
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	225	231,113
4.38%, 06/15/22 (Call 03/15/22)	280	293,140
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	420	453,827
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	200	203,240
Government Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	425	426,555
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	155	154,645
4.00%, 12/01/22 (Call 10/01/22)[a]	650	672,893
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	575	566,910
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	783	826,605
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	185	196,944
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	657	663,051
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	150	152,852

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	$375	$365,201
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	345	346,404
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	300	303,495
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	250	252,613
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	332	325,347
2.63%, 06/15/22 (Call 03/15/22)	900	887,382
3.38%, 03/15/22 (Call 12/15/21)	580	589,599
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	170	178,517
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)[a]	545	545,485
4.25%, 03/01/22 (Call 12/01/21)	478	496,250
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	245	260,276
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	415	421,756
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	99,799
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	481	517,032

		16,093,357
RETAIL — 2.39%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[a]	100	104,589
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	332	339,195
Costco Wholesale Corp.
2.25%, 02/15/22	500	490,465
2.30%, 05/18/22 (Call 04/18/22)[a]	840	825,518
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,768	1,758,594
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	805	813,871
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	703	705,671
McDonald’s Corp.
2.63%, 01/15/22	1,430	1,418,474
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	51,818
QVC Inc.
5.13%, 07/02/22	520	543,327
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	487	485,481
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	305	300,065
Target Corp.
2.90%, 01/15/22[a]	932	941,050
Walgreen Co.
3.10%, 09/15/22	1,176	1,170,755

		9,948,873

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.06%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	$232	$235,441

		235,441
SEMICONDUCTORS — 2.10%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	3,511	3,450,822
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	478	470,419
2.70%, 12/15/22[a]	1,661	1,652,280
3.10%, 07/29/22	837	849,413
QUALCOMM Inc.
3.00%, 05/20/22	1,972	1,957,190
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	390	376,880

		8,757,004
SOFTWARE — 3.10%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	200	202,392
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	445	452,205
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	725	765,593
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	431	438,900
Microsoft Corp.
2.13%, 11/15/22[a]	508	493,700
2.38%, 02/12/22 (Call 01/12/22)	1,151	1,136,762
2.40%, 02/06/22 (Call 01/06/22)	1,422	1,407,410
2.65%, 11/03/22 (Call 09/03/22)	1,966	1,956,563
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	2,478	2,451,188
2.50%, 10/15/22	2,482	2,440,377
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,220	1,178,971

		12,924,061
TELECOMMUNICATIONS — 4.09%
America Movil SAB de CV
3.13%, 07/16/22	1,060	1,059,343
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,171	1,137,732
3.00%, 02/15/22	1,382	1,375,366
3.00%, 06/30/22 (Call 04/30/22)	2,466	2,446,962
3.20%, 03/01/22 (Call 02/01/22)	1,085	1,087,127
3.80%, 03/15/22	1,406	1,439,463
Cisco Systems Inc.
3.00%, 06/15/22[a]	548	552,652
Motorola Solutions Inc.
3.75%, 05/15/22	912	924,166

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	$1,618	$1,569,201
2.95%, 03/15/22	3,098	3,084,462
3.13%, 03/16/22	1,543	1,546,395
Vodafone Group PLC
2.50%, 09/26/22	875	856,240

		17,079,109
TEXTILES — 0.17%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	690	688,875

		688,875
TRANSPORTATION — 1.48%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	601	607,214
3.05%, 09/01/22 (Call 06/01/22)[a]	778	784,434
FedEx Corp.
2.63%, 08/01/22	769	760,164
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	50,213
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	836	838,876
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	255	247,801
2.80%, 03/01/22 (Call 02/01/22)	60	59,286
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	1,129	1,194,730
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	475	466,996
2.45%, 10/01/22	1,187	1,168,234

		6,177,948

TOTAL CORPORATE BONDS & NOTES
(Cost: $415,457,707)		411,375,684

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.26%

MONEY MARKET FUNDS — 7.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[d,f,g]	27,068	$27,073,321
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,f]	3,220	3,220,246

		30,293,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,292,176)		30,293,567

TOTAL INVESTMENTS IN SECURITIES — 105.86%
(Cost: $445,749,883)		441,669,251
Other Assets, Less Liabilities — (5.86)%		(24,450,731)

NET ASSETS — 100.00%		$417,218,520

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/shares held at 10/31/17 (000s)	Principal/shares purchased (000s)		Principal/shares sold (000s)	Principal/shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	22,740	4,328	[a]	—	27,068	$27,073,321	$16,492	[b]	$(2,026)	$1,551
BlackRock Cash Funds: Treasury,
SL Agency Shares	1,395	1,825	[a]	—	3,220	3,220,246	5,117		—	—
PNC Bank N.A. 2.45%, 07/28/22	$—	$750		$—	$750	735,720	65		—	(2,683)
2.63%, 02/17/22	1,075	—		—	1,075	1,065,013	7,121		—	(18,138)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	546	49		—	595	589,734	3,514		—	(11,986)
3.30%, 03/08/22	1,460	30		—	1,490	1,512,618	9,210		—	(26,841)

						$34,196,652	$41,519		$(2,026)	$(58,097)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$411,375,684	$—	$411,375,684
Money market funds	30,293,567	—	—	30,293,567

Total	$30,293,567	$411,375,684	$—	$441,669,251

364

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.97%

ALABAMA — 1.01%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22		$285	$309,177
5.00%, 09/01/22		25	28,279
Series H
5.00%, 09/01/22		250	284,195
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22		70	78,458
Series B
5.00%, 01/01/22		165	184,534
5.00%, 05/01/22		160	180,211
City of Huntsville AL Water Revenue RB
5.00%, 11/01/22		100	114,299
State of Alabama GO
Series A
5.00%, 08/01/22		490	557,448

			1,736,601
ALASKA — 0.14%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22		20	22,406
Series 1
4.00%, 02/01/22		150	160,872
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/22		55	62,084

			245,362
ARIZONA — 3.63%
Arizona Board of Regents COP
Series A
5.00%, 06/01/22		90	101,463
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/22		300	339,465
5.00%, 07/01/27	(PR 07/01/22)	415	470,909
Arizona State University RB
Series A
5.00%, 07/01/22		215	243,576
Arizona Transportation Board RB
5.00%, 07/01/22		440	498,358
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		320	365,450
City of Chandler AZ GOL
4.00%, 07/01/22		120	131,099
City of Chandler AZ RB
5.00%, 07/01/22		100	113,382
City of Mesa AZ RB
5.00%, 07/01/22		250	282,207
City of Phoenix AZ GO
4.00%, 07/01/22		170	185,572

Security		Principal (000s)	Value
City of Phoenix AZ GOL
Series C
4.00%, 07/01/22		$265	$289,274
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22		505	571,432
Series A
5.00%, 07/01/22		85	96,182
Series B
5.00%, 07/01/22		260	294,557
City of Scottsdale AZ GO
Series B
5.00%, 07/01/22		215	244,259
City of Tempe AZ GO
4.50%, 07/01/22		30	33,381
City of Tempe AZ GOL
Series C
4.00%, 07/01/22		55	60,038
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22		90	101,962
Series A
5.00%, 07/01/22		45	50,981
County of Pima AZ GOL
4.00%, 07/01/22		95	103,702
County of Pima AZ RB
5.00%, 07/01/22		110	124,471
Gilbert Water Resource Municipal Property Corp. RB
5.00%, 07/01/22		105	118,813
Maricopa County Community College District GO
5.00%, 07/01/22		400	454,072
Maricopa County High School District GOL
5.00%, 07/01/22		225	254,599
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 01/01/22		35	39,256
5.00%, 12/01/22		200	229,178
State of Arizona COP
5.00%, 09/01/22		100	113,348
University of Arizona RB
5.00%, 06/01/22		200	226,186
Series A
5.00%, 06/01/22		80	90,474

			6,227,646
ARKANSAS — 0.19%
State of Arkansas GO
5.00%, 10/01/22		205	233,132
University of Arkansas RB
5.00%, 11/01/22		50	57,076
Series A
5.00%, 11/01/22		25	28,538

			318,746
CALIFORNIA — 10.32%
Alameda Corridor Transportation Authority RB
Series A
5.00%, 10/01/22		75	85,616
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22	(AGM)a	110	100,091

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Benicia Unified School District GO
Series A
0.00%, 08/01/22	(NPFGC)[a]	$25	$22,688
Beverly Hills Unified School District CA GO
0.00%, 08/01/22[a]		60	54,790
Burbank Unified School District GO
Series C
0.00%, 08/01/22	(NPFGC)[a]	90	81,493
California Health Facilities Financing Authority RB
5.00%, 03/01/22		175	195,827
5.00%, 10/01/22		100	114,541
Series A
5.00%, 10/01/22		65	74,452
Series C
5.00%, 08/01/31		300	342,603
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22		100	112,432
5.00%, 10/01/22		90	103,391
Series A
5.00%, 10/01/22		200	229,758
California State Public Works Board RB
5.00%, 05/01/22		260	294,094
Series A
4.00%, 04/01/22		20	21,782
5.00%, 04/01/22		105	118,553
Series B
5.00%, 10/01/22		310	354,029
Series C
5.00%, 11/01/22		135	154,502
Series D
5.00%, 09/01/22		210	239,417
5.00%, 09/01/37	(PR 09/01/22)	200	229,248
Series G
5.00%, 11/01/22		95	108,724
Series H
5.00%, 12/01/22		335	384,041
California State University RB
Series A
5.00%, 11/01/22		100	115,036
Series C
5.00%, 11/01/22	(AGM)	30	34,511
California Statewide Communities Development Authority RB
5.00%, 05/15/22		50	55,956
Series A
5.00%, 05/15/22		100	111,911
Carlsbad Unified School District GO
0.00%, 05/01/22	(NPFGC)[a]	100	91,818
Chabot-Las Positas Community College District GO
5.00%, 08/01/22		120	137,243
City & County of San Francisco CA COP
Series R-1
5.00%, 09/01/22		45	51,517
City & County of San Francisco CA GO
5.00%, 06/15/22		25	28,516
City of Los Angeles CA Wastewater System Revenue RB
Series C
5.00%, 06/01/22		60	68,231

Security		Principal (000s)	Value
City of Los Angeles Department of Airports RB
5.00%, 05/15/22		$30	$33,889
Series C
5.00%, 05/15/22		20	22,593
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22		80	91,471
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22		25	27,635
5.00%, 11/01/22		215	247,433
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/22		95	107,929
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/22	(AGM)[a]	100	91,033
County of Los Angeles CA COP
5.00%, 09/01/22		80	90,754
County of Santa Clara CA GO
Series B
5.00%, 08/01/22		40	45,692
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/22		80	91,262
East Side Union High School District GO
5.00%, 08/01/22		100	114,369
Encinitas Union School District/CA GO
0.00%, 08/01/22[a]		60	54,742
Evergreen School District GO
5.00%, 09/01/22		100	114,577
Foothill-De Anza Community College District GO
5.00%, 08/01/22		20	22,893
Healdsburg Unified School District GO
Series A
0.00%, 08/01/22[a]		80	72,794
Las Virgenes Unified School District GO
0.00%, 11/01/22	(AGM)[a]	55	49,831
Series D
0.00%, 09/01/22	(NPFGC)[a]	100	90,957
Los Altos Elementary School District GO
4.00%, 08/01/22		25	27,537
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22		130	148,741
Series G
4.00%, 08/01/22		100	110,100
5.00%, 08/01/22		125	143,020
Los Angeles County Public Works Financing Authority RB
Series D
5.00%, 12/01/22		50	57,544
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22		25	28,585
Los Angeles Department of Water & Power System Revenue RB
4.00%, 07/01/22		45	49,423
5.00%, 07/01/22		180	205,319
Series A
4.00%, 07/01/22		50	54,915
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22		470	537,185
Series B
5.00%, 07/01/22		200	228,590

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series C
5.00%, 07/01/22		$115	$131,439
Manhattan Beach Unified School District GO
0.00%, 09/01/22[a]		25	22,760
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22		130	148,333
Monterey Peninsula Community College District GO
0.00%, 08/01/22[a]		110	99,167
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/22		50	56,981
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/22[a]		160	145,587
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/22		130	149,035
New Haven Unified School District GO
0.00%, 08/01/22[a]		50	45,416
Novato Unified School District/CA GO
4.00%, 02/01/22		80	87,276
Oxnard Financing Authority RB
5.00%, 06/01/22		20	22,539
Poway Redevelopment Agency Successor Agency TA
Series A
5.00%, 06/15/22		25	28,381
Poway Unified School District GO
5.00%, 08/01/22		15	17,135
Redwood City Elementary School District/CA GO
0.00%, 08/01/22	(NPFGC)[a]	40	36,332
Sacramento City Financing Authority RB
Series E
5.25%, 12/01/22	(AMBAC)	330	381,447
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22		290	329,301
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/22		220	252,353
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/22	(NPFGC)[a]	380	345,621
Series H-2
5.00%, 07/01/22		75	85,583
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A
5.00%, 07/01/22		75	85,652
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/22		100	113,069
Series A
5.00%, 05/01/22		60	67,841
San Joaquin Delta Community College District GO
Series A
5.00%, 08/01/22		50	57,091
San Jose Financing Authority RB
Series A
5.00%, 06/01/22		50	56,837
San Juan Unified School District GO
0.00%, 08/01/22	(AGM)[a]	25	22,748

Security		Principal (000s)	Value
San Mateo County Community College District GO
4.00%, 09/01/22		$30	$33,084
Series A
0.00%, 09/01/22	(NPFGC)[a]	75	68,341
San Rafael City High School District/CA GO
Series B
0.00%, 08/01/22	(NPFGC)[a]	100	91,073
San Rafael Redevelopment Agency TA
0.00%, 12/01/22[a]		75	67,445
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22		60	66,060
Santa Ana Unified School District GO
Series B
0.00%, 08/01/22	(NPFGC)[a]	40	36,026
Santa Monica Community College District GO
Series E
0.00%, 08/01/22[a]		50	45,517
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22	(NPFGC)[a]	55	50,224
Saratoga Union School District GO
Series A
0.00%, 09/01/22	(NPFGC)[a]	70	63,727
Sierra Joint Community College District School Facilities District No. 2 GO
Series B
0.00%, 08/01/22	(NPFGC)[a]	50	45,496
Sonoma County Junior College District GO
5.00%, 08/01/22		115	131,524
Southern California Public Power Authority RB
Series A
5.00%, 07/01/22		40	45,608
State of California Department of Water Resources Power Supply Revenue RB
Series O
4.00%, 05/01/22		105	115,169
5.00%, 05/01/22		450	511,974
State of California Department of Water Resources RB
5.00%, 12/01/22		150	173,085
Series AS
5.00%, 12/01/22		75	86,542
Series AW
5.00%, 12/01/22		15	17,309
Series AX
5.00%, 12/01/22		100	115,390
State of California GO
4.00%, 02/01/22		30	32,704
5.00%, 02/01/22		150	169,298
5.00%, 03/01/22		30	33,924
5.00%, 04/01/22		125	141,674
5.00%, 05/01/22		365	414,465
5.00%, 08/01/22		480	548,525
5.00%, 09/01/22		2,280	2,610,190
5.00%, 10/01/22		310	355,526
5.00%, 11/01/22		290	333,317
5.00%, 12/01/22		50	57,569
5.25%, 09/01/22		115	132,916
5.25%, 10/01/22		495	573,220
Series A
5.00%, 09/01/22		105	120,206
Torrance Unified School District GO
5.00%, 08/01/22		40	45,748
University of California RB
4.00%, 05/15/22		20	21,945

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series AO
5.00%, 05/15/22		$170	$193,545
Series G
5.00%, 05/15/22		40	45,416
Ventura County Community College District GO
Series C
0.00%, 08/01/22[a]		250	227,480
William S Hart Union High School District GO
Series B
0.00%, 09/01/22	(AGM)[a]	25	22,565

			17,709,375
COLORADO — 0.77%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22		105	117,896
Series B
5.00%, 03/01/22		175	196,493
City & County of Denver CO GO
0.00%, 01/29/22[a]		20	18,393
City & County of Denver Co. Airport System Revenue RB
Series B
5.00%, 11/15/22		125	142,399
City & County of Denver Co. RB
Series A
5.00%, 08/01/22		100	113,394
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/22		20	22,843
Denver City & County School District No. 1 GO
Series B
5.00%, 12/01/25	(PR 12/01/22) (SAW)	225	257,602
5.00%, 12/01/26	(PR 12/01/22) (SAW)	145	166,011
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/22	(NPFGC)[a]	90	80,537
Summit County School District No. Re-1 Summit GO
5.00%, 12/01/22	(SAW)	75	85,643
University of Colorado RB
5.00%, 06/01/22		85	96,205
Series A-1
4.00%, 06/01/22		25	27,259

			1,324,675
CONNECTICUT — 1.79%
Connecticut State Health & Educational Facilities Authority RB
Series A-1
5.00%, 07/01/42		345	388,511
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/22		100	112,702
State of Connecticut GO
Series A
4.00%, 03/01/22		50	53,191
5.00%, 10/15/22		255	284,430

Security	Principal (000s)	Value
Series C
5.00%, 06/01/22	$70	$77,563
5.00%, 06/15/22	90	99,807
Series D
5.00%, 06/15/22	20	22,179
Series E
5.00%, 08/15/22	175	194,682
5.00%, 10/15/22	565	630,207
Series F
5.00%, 11/15/22	90	100,561
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/22	140	156,278
Series A
5.00%, 01/01/22	100	110,243
Series A
5.00%, 08/01/22	45	50,163
5.00%, 09/01/22	180	200,929
5.00%, 10/01/22	165	184,435
Series B
5.00%, 08/01/22	135	150,489
University of Connecticut RB
Series A
5.00%, 02/15/22	105	116,252
5.00%, 08/15/22	125	139,801

		3,072,423
DELAWARE — 0.32%
Delaware Transportation Authority RB
5.00%, 06/01/22	110	123,524
5.00%, 07/01/22	295	334,209
State of Delaware GO
Series B
5.00%, 07/01/22	25	28,379
University of Delaware RB
Series A
5.00%, 11/01/22	50	57,076

		543,188
DISTRICT OF COLUMBIA — 1.09%
District of Columbia GO
Series A
5.00%, 06/01/22	660	747,001
District of Columbia RB
5.00%, 07/15/22	75	84,539
Series A
4.00%, 12/01/22	75	82,308
5.00%, 12/01/22	40	45,776
Series C
4.00%, 12/01/22	130	142,667
5.00%, 12/01/22	120	137,328
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	100	113,627
Series C
5.00%, 10/01/22	140	159,078

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/22	$315	$358,379

1,870,703
FLORIDA — 5.43%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/22	30	33,811
Broward County FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	95	108,402
Series B
5.00%, 10/01/22	45	51,348
City of Jacksonville FL RB
5.00%, 10/01/22	320	362,624
Series A
4.00%, 10/01/22	50	54,408
Series C
5.00%, 10/01/22	100	113,579
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	25	28,467
City of Tampa FL RB
5.00%, 10/01/22	215	243,741
Series B
5.00%, 10/01/22	50	56,480
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	245	277,450
Series P-2
5.00%, 10/01/22	100	113,245
Series Q-1
5.00%, 10/01/22	50	56,623
County of Hillsborough FL RB
5.00%, 11/01/22	135	152,924
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22	(AGM)	100	113,436
County of Miami-Dade FL Aviation Revenue RB
Series B
5.00%, 10/01/22	160	180,963
County of Miami-Dade FL RB
Series A
5.00%, 10/01/22	45	50,768
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	50	56,306
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	150	170,226
Series B
5.25%, 10/01/22	(AGM)	125	143,844
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/22	30	33,479
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	225	255,768
County of Palm Beach FL RB
5.00%, 05/01/22	50	56,557
5.00%, 06/01/22	80	90,582
5.00%, 11/01/22	45	51,281

Security	Principal (000s)	Value
Series A
5.00%, 11/01/22	$25	$28,575
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	32,841
County of Pasco FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/22	45	51,197
County of Sarasota FL RB
5.00%, 10/01/22	55	62,627
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/22	190	214,822
Florida Department of Management Services COP
Series A
5.00%, 08/01/22	145	164,088
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/22	190	215,257
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/22	250	280,710
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	400	453,344
Series B
5.00%, 07/01/22	165	187,004
Jacksonville Transportation Authority RB
5.00%, 08/01/22	80	90,678
JEA Electric System Revenue RB
Series A
5.00%, 10/01/22	265	299,795
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/22	140	159,184
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	73,148
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	45	50,736
Series B
5.00%, 07/01/22	15	16,912
Orange County School Board COP
Series D
5.00%, 08/01/22	140	158,171
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	135	153,915
Series C
4.00%, 10/01/22	50	54,782
5.00%, 10/01/22	175	199,519
5.25%, 10/01/22	130	149,660
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	185	208,166
Series B
5.00%, 07/01/22	185	208,582
Palm Beach County School District COP
Series B
5.00%, 08/01/22	165	186,415
Series D
5.00%, 08/01/22	100	112,979

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/22		$75	$84,853
Series B
4.00%, 06/01/22		110	119,414
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22		85	96,161
Series A
5.00%, 05/01/22		130	145,575
Series D
5.00%, 02/01/22		35	38,972
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22		130	146,112
School District of Broward County/FL COP
Series A
5.00%, 07/01/22		165	186,033
Series B
5.00%, 07/01/22		20	22,549
Series C
5.00%, 07/01/22		250	281,867
State of Florida GO
5.00%, 06/01/22		95	107,523
Series A
5.00%, 06/01/22		335	379,159
Series B
5.00%, 06/01/22		280	316,910
Series C
5.00%, 06/01/22		200	226,364
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/22		320	362,822
Volusia County School Board COP
Series A
5.00%, 08/01/22		115	129,767

			9,313,500
GEORGIA — 1.32%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22		30	34,187
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/22		150	168,442
Series B
5.00%, 10/01/22	(GTD)	50	57,126
Gwinnett County Development Authority COP
5.25%, 01/01/22	(NPFGC)	45	50,714
Gwinnett County School District GO
5.00%, 02/01/22		345	388,104
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/22		135	152,271
State of Georgia GO
Series A
5.00%, 02/01/22		100	112,412
Series C
4.00%, 09/01/22		180	197,251

Security		Principal (000s)	Value
4.00%, 10/01/22		$1,000	$1,097,030

			2,257,537
HAWAII — 2.31%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22		95	107,540
5.00%, 07/01/25	(PR 07/01/22)	1,155	1,310,602
5.00%, 07/01/30	(PR 07/01/22)	125	141,840
Series A
5.00%, 07/01/22		110	124,438
City & County of Honolulu HI GO
Series A
5.00%, 10/01/22		375	427,541
5.00%, 11/01/22	(ETM)	25	28,575
Series B
5.00%, 10/01/22		100	114,011
5.00%, 11/01/22		50	57,125
Series C
5.00%, 10/01/22		145	165,316
County of Hawaii HI GO
Series A
5.00%, 09/01/22		145	164,833
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/22		20	22,649
State of Hawaii GO
Series EE
4.00%, 11/01/22	(ETM)	35	38,421
Series EF
5.00%, 11/01/22		220	250,705
Series EP
5.00%, 08/01/22		120	136,018
Series EZ
5.00%, 10/01/22		175	199,015
Series FE
5.00%, 10/01/22		165	187,643
Series FH
5.00%, 10/01/22		430	489,009

			3,965,281
IDAHO — 0.04%
Idaho Housing & Finance Association RB
5.00%, 07/15/22		60	67,550

			67,550
ILLINOIS — 2.16%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/22		55	61,203
Series B
5.00%, 01/01/22		125	139,097
Series C
5.00%, 01/01/22		110	122,406
Series D
5.00%, 01/01/22		70	77,895
Illinois Finance Authority RB
5.00%, 07/01/22		25	28,209
5.00%, 10/01/22		25	28,074

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/22		$230	$261,048
Series D
5.00%, 01/01/22		125	139,197
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22[a]		45	38,920
5.65%, 06/15/22	(ETM) (NPFGC)	5	5,792
5.65%, 06/15/22	(NPFGC)	65	73,550
Regional Transportation Authority RB
Series A
5.50%, 07/01/22	(NPFGC)	55	62,594
State of Illinois GO
0.00%, 08/01/22[a]		100	84,575
4.00%, 02/01/22		25	25,444
4.00%, 09/01/22		100	102,012
5.00%, 02/01/22		410	432,444
5.00%, 05/01/22		245	259,176
Series A
4.00%, 01/01/22		80	81,390
5.00%, 12/01/22		500	532,585
Series D
5.00%, 11/01/22		700	744,891
State of Illinois RB
5.00%, 06/15/22		155	172,913
Series C
5.00%, 06/15/22		100	111,557
University of Illinois RB
Series A
5.00%, 04/01/22		105	115,229

			3,700,201
INDIANA — 0.56%
Ball State University RB
5.00%, 07/01/22		45	50,655
Series R
5.00%, 07/01/22		100	112,567
Indiana Finance Authority RB
5.00%, 12/01/22		50	56,750
Series A
5.00%, 02/01/22		125	140,412
5.00%, 10/01/22		155	174,426
Series B
5.00%, 02/01/22		90	101,097
Indiana University RB
Series A
5.00%, 06/01/22		225	254,862
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22	(NPFGC)	25	28,167
Series E
0.00%, 02/01/22[a]		50	45,723

			964,659

Security	Principal (000s)	Value
IOWA — 0.82%
Ankeny Community School District GO
Series A
4.00%, 06/01/22	$25	$27,021
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/22	110	124,500
City of Des Moines IA GO
Series B
5.00%, 06/01/22	150	169,639
Series E
5.00%, 06/01/22	145	163,985
Des Moines Independent Community School District RB
5.00%, 06/01/22	25	27,986
Iowa City Community School District RB
5.00%, 06/01/22	120	134,700
Iowa Finance Authority RB
5.00%, 08/01/22	65	73,826
Iowa State Board of Regents RB
4.00%, 09/01/22	215	234,023
State of Iowa RB
Series A
5.00%, 06/01/22	405	456,585

		1,412,265
KANSAS — 0.56%
City of Overland Park KS GO
Series A
5.00%, 09/01/22	100	114,008
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22	515	586,168
Series C
5.00%, 09/01/22	100	113,819
Wyandotte County-Kansas City Unified Government Utility System Revenue RB
Series A
5.00%, 09/01/22	125	141,100

		955,095
KENTUCKY — 0.07%
Kentucky State Property & Building Commission RB
Series B
5.00%, 11/01/22	100	112,409

		112,409
LOUISIANA — 0.99%
East Baton Rouge Sewerage Commission RB
Series B
5.00%, 02/01/22	50	55,654
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	56,397
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	22,218
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22	70	76,059

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series A-1
5.00%, 05/01/22		$70	$78,904
State of Louisiana GO
Series A
5.00%, 08/01/22		100	113,117
5.00%, 09/01/22		100	113,301
Series B
5.00%, 08/01/22		50	56,559
Series C
4.00%, 07/15/22		125	135,932
5.00%, 07/15/22		75	84,744
5.00%, 07/15/25	(PR 07/15/22)	275	312,364
5.00%, 07/15/26	(PR 07/15/22)	500	567,935
State of Louisiana RB
Series A
5.00%, 06/15/22		25	27,989

			1,701,173
MAINE — 0.62%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22		360	408,391
5.00%, 11/01/22		100	114,006
Series B
5.00%, 11/01/22		40	45,603
Series C
5.00%, 11/01/22		170	193,810
Maine Turnpike Authority RB
5.00%, 07/01/22		155	175,671
State of Maine GO
Series B
5.00%, 06/01/22		110	124,599

			1,062,080
MARYLAND — 3.77%
City of Baltimore MD GO
Series B
5.00%, 10/15/22		125	142,170
City of Baltimore MD RB
Series A
5.00%, 07/01/22		135	152,697
Series D
5.00%, 07/01/22		50	56,600
County of Anne Arundel MD GOL
5.00%, 04/01/22		120	135,284
County of Baltimore MD COP
5.00%, 10/01/22		60	68,119
County of Baltimore MD GO
5.00%, 02/01/22		150	168,741
Series B
5.00%, 08/01/22		150	170,785
County of Baltimore MD RB
4.00%, 09/01/22		105	114,918
5.00%, 07/01/22		40	45,244
County of Frederick MD GO
Series A
5.00%, 08/01/22		200	227,714

Security		Principal (000s)	Value
County of Montgomery MD GO
Series C
5.00%, 10/01/22		$500	$571,255
County of Prince George’s MD COP
5.00%, 10/15/22		50	56,980
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/22		55	62,285
State of Maryland Department of Transportation RB
5.00%, 09/01/22		300	341,739
State of Maryland GO
First Series C
4.00%, 08/15/22		160	175,192
Series A
5.00%, 03/01/22		150	168,864
5.00%, 08/01/22		750	852,885
5.00%, 03/01/24	(PR 03/01/22)	1,300	1,465,126
Series B
5.00%, 08/01/22		325	369,583
Series C
5.00%, 08/01/22		565	642,507
Washington Suburban Sanitary Commission GO
5.00%, 06/01/22		420	476,306

			6,464,994
MASSACHUSETTS — 4.79%
Boston Water & Sewer Commission RB
Series A
4.25%, 11/01/22		40	44,362
City of Boston MA GO
Series B
5.00%, 04/01/22		250	282,378
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/22		280	326,729
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/22		275	311,674
Series B
5.00%, 07/01/22		55	62,335
5.00%, 08/01/22		270	306,663
5.25%, 08/01/22		200	229,308
5.25%, 09/01/22	(AGM)	230	264,190
Series C
5.00%, 04/01/22		165	185,945
5.00%, 08/01/22		140	159,011
5.00%, 10/01/22		275	313,398
5.00%, 07/01/24	(PR 07/01/22)	260	295,620
Series E
5.00%, 09/01/22		85	96,706
5.00%, 09/01/25	(PR 09/01/22)	390	445,185
5.00%, 09/01/28	(PR 09/01/22)	1,285	1,466,827
Series F
5.00%, 11/01/23	(PR 11/01/22)	570	652,901
5.00%, 11/01/25	(PR 11/01/22)	100	114,544
5.00%, 11/01/26	(PR 11/01/22)	200	229,088
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/22[a]		100	90,404
5.00%, 07/01/22		560	634,172
5.25%, 07/01/22		40	45,720

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series B
5.25%, 07/01/22		$290	$331,470
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22		135	153,707
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/22	(NPFGC)[a]	25	23,055
Massachusetts Development Finance Agency RB
5.00%, 07/01/22		100	112,657
Series A
5.00%, 07/15/22		200	227,450
Massachusetts Port Authority RB
4.00%, 07/01/22		20	21,779
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/22		530	602,313
University of Massachusetts Building Authority RB
Series 1
5.00%, 11/01/22		50	56,979
Series 2
5.00%, 11/01/22		120	136,748

			8,223,318
MICHIGAN — 1.37%
Michigan Finance Authority RB
4.00%, 10/01/22		100	109,469
5.00%, 08/01/22		50	56,238
Michigan State Building Authority RB
5.00%, 10/15/22		475	538,640
Series I
5.00%, 04/15/22		145	162,758
Michigan State University RB
Series A
5.00%, 08/15/22		270	306,588
State of Michigan GO
Series A
5.00%, 12/01/22		300	343,320
Series B
5.00%, 11/01/22		265	302,763
State of Michigan RB
5.00%, 03/15/22		50	55,944
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22		410	468,277

			2,343,997
MINNESOTA — 1.20%
Metropolitan Council GO
Series B
5.00%, 09/01/22		125	142,688
Series I
4.00%, 03/01/22		325	353,005
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/22		40	45,203

Security	Principal (000s)	Value
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/22	$50	$56,351
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22[a]	50	45,879
Series A
5.00%, 01/01/22	45	50,255
State of Minnesota GO
Series B
5.00%, 08/01/22	565	642,246
Series F
5.00%, 10/01/22	260	296,553
State of Minnesota RB
Series A
5.00%, 06/01/22	75	84,753
Series B
5.00%, 03/01/22	185	207,799
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/22	115	128,522

		2,053,254
MISSISSIPPI — 0.23%
Mississippi Development Bank SO
5.00%, 01/01/22	35	38,808
State of Mississippi GO
Series C
5.00%, 10/01/22	70	79,741
Series F
4.00%, 11/01/22	145	158,963
Series H
5.00%, 12/01/22	100	114,340

		391,852
MISSOURI — 0.82%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
5.00%, 11/15/22	75	84,431
Metropolitan St. Louis Sewer District RB
Series B
5.00%, 05/01/22	80	90,420
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/22	75	84,835
Series B
5.00%, 05/01/22	285	321,873
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/22	50	54,414
5.00%, 10/01/22	300	342,321
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	43,342
5.00%, 07/01/22	50	56,759
University of Missouri RB
Series A
5.00%, 11/01/22	295	336,748

		1,415,143

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
MONTANA — 0.06%
Montana Department of Transportation RB
5.00%, 06/01/22		$100	$112,074

			112,074
NEBRASKA — 0.78%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22		40	45,546
City of Omaha NE GO
Series B
5.00%, 11/15/22		200	228,624
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/22		90	102,615
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22		110	125,066
Nebraska Public Power District RB
Series A
5.00%, 01/01/22		330	368,274
Series C
5.00%, 01/01/22		95	106,018
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/22		110	122,796
Omaha Public Power District RB
Series A
5.00%, 02/01/23	(PR 02/01/22)	155	174,046
Series AA
5.00%, 02/01/22		55	61,691

			1,334,676
NEVADA — 2.23%
City of Las Vegas NV GOL
Series C
5.00%, 09/01/22		105	119,163
Clark County School District GOL
Series B
5.00%, 06/15/22		230	258,522
Series C
5.00%, 06/15/22		100	112,401
Clark County Water Reclamation District GOL
5.00%, 07/01/22		340	385,190
County of Clark Department of Aviation RB
5.00%, 07/01/22		190	214,649
County of Clark NV GOL
5.00%, 11/01/22		265	302,116
Series A
5.00%, 07/01/22		85	96,182
5.00%, 11/01/22		140	159,608
Series B
5.00%, 11/01/22		170	193,810
County of Clark NV RB
5.00%, 07/01/22		485	548,360
Nevada System of Higher Education RB
4.00%, 07/01/22		50	54,359

Security	Principal (000s)	Value
Series B
5.00%, 07/01/22	$285	$321,845
State of Nevada GOL
5.00%, 03/01/22	465	522,111
Series B
4.00%, 08/01/22	135	147,286
Series C
5.00%, 08/01/22	130	147,412
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	50	54,921
5.00%, 12/01/22	50	57,220
Washoe County School District/NV GOL
Series A
5.00%, 06/01/22	(PSF)	115	129,904

3,825,059
NEW HAMPSHIRE — 0.06%
New Hampshire Municipal Bond Bank RB
Series D
4.00%, 08/15/22	100	109,222

109,222
NEW JERSEY — 2.02%
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	55,558
Series A
4.00%, 07/01/22	150	156,280
Series B
5.00%, 11/01/22	200	219,424
Series DDD
5.00%, 06/15/22	100	108,728
Series II
5.00%, 03/01/22	65	70,346
Series NN
5.00%, 03/01/22	600	649,350
Series XX
4.00%, 06/15/22	40	41,443
5.00%, 06/15/22	120	130,474
New Jersey Educational Facilities Authority RB
Series A
5.00%, 07/01/22	350	398,111
New Jersey Health Care Facilities Financing Authority RB
Series A
5.00%, 07/01/22	180	203,062
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/22	375	409,665
Series AA
5.00%, 06/15/22	95	103,659
5.00%, 06/15/22	(SAP)	130	141,849
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/22	155	173,101
Series C
5.00%, 01/01/22	255	284,779
State of New Jersey GO
5.25%, 08/01/22	175	197,736

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series T
5.00%, 06/01/22		$110	$122,701

			3,466,266
NEW MEXICO — 1.02%
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/22	(SAW)	100	113,579
County of Santa Fe NM GO
5.00%, 07/01/22		115	130,285
New Mexico Finance Authority RB
5.00%, 06/15/22		260	294,570
Series D
5.00%, 06/15/22		100	113,296
State of New Mexico GO
5.00%, 03/01/22	(ETM)	90	101,243
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22		365	413,016
Series B
4.00%, 07/01/22		125	136,172
5.00%, 07/01/22		125	141,160
University of New Mexico (The) RB
Series A
5.00%, 06/01/22		200	225,920
Series C
5.00%, 06/01/22		75	84,586

			1,753,827
NEW YORK — 9.91%
City of New York NY GO
Series 1
5.00%, 08/01/22		295	334,377
Series A
5.00%, 08/01/22		825	935,121
Series B-1
5.00%, 12/01/22		225	256,819
Series C
5.00%, 08/01/22		120	136,351
Series D
5.00%, 08/01/22		60	68,009
Series E
5.00%, 08/01/22		150	170,022
5.25%, 08/01/22		290	331,821
Series G
5.00%, 08/01/22		100	113,348
Series H
5.00%, 08/01/22		270	306,040
Series I
5.00%, 03/01/22		75	84,180
5.00%, 08/01/22		210	238,031
Series J
5.00%, 08/01/22		340	385,384
County of Nassau NY GOL
Series B
5.00%, 04/01/22		120	133,752

Security		Principal (000s)	Value
Long Island Power Authority RB
5.00%, 09/01/22		$230	$259,732
Series B
5.00%, 09/01/22		40	45,171
Metropolitan Transportation Authority RB
5.00%, 11/15/22		25	28,455
5.25%, 11/15/22		35	40,201
Series A-1
5.00%, 11/15/22		85	96,748
Series A-2
5.00%, 11/15/22		165	187,805
Series B
5.00%, 11/15/22		575	654,471
Series B-2
5.00%, 11/15/22		335	381,300
Series C
5.00%, 11/15/22	(ETM)	20	22,961
5.00%, 11/15/22		230	261,788
Series D
5.00%, 11/15/22		45	51,219
Series D-1
5.00%, 11/01/22		155	176,255
Series F
5.00%, 11/15/22		220	250,406
Series H
4.00%, 11/15/22	(ETM)	40	44,094
4.00%, 11/15/22		35	38,263
Nassau County Interim Finance Authority RB
4.00%, 11/15/22		125	137,735
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22		115	130,362
Series S-2
5.00%, 07/15/22	(SAW)	25	28,340
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22		70	76,466
5.00%, 02/01/22		170	190,874
5.00%, 08/01/22		110	124,886
5.00%, 11/01/22		130	148,398
Series A-1
5.00%, 08/01/22		125	141,916
Series B
5.00%, 11/01/22		275	313,918
Series B-1
5.00%, 11/01/22		110	125,567
Series C
5.00%, 11/01/22		385	439,485
Series D
5.00%, 11/01/22		105	119,860
New York City Water & Sewer System RB
5.00%, 06/15/23	(PR 06/15/22)	50	56,851
Series DD
4.00%, 06/15/22		60	65,627
5.00%, 06/15/22		215	244,169
Series EE
4.00%, 06/15/22		80	87,503
New York Convention Center Development Corp. RB
5.00%, 11/15/22		155	176,574
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22	(SAW)	65	74,419

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		$25	$28,615
New York State Dormitory Authority
5.50%, 05/15/22		100	115,328
New York State Dormitory Authority RB
Series A
0.00%, 05/15/22	(NPFGC)[a]	25	22,917
Series A
5.00%, 02/15/22		255	286,416
5.00%, 03/15/22		395	444,866
5.00%, 04/01/22		130	145,835
5.00%, 07/01/22		770	868,708
5.00%, 10/01/22		100	113,916
Series B
4.00%, 10/01/22		75	82,490
4.00%, 10/01/22	(SAW)	125	136,369
Series C
5.00%, 03/15/22		180	202,538
Series D
5.00%, 02/15/22		430	482,976
Series E
5.00%, 02/15/22		100	112,320
5.00%, 03/15/22		245	275,676
Series F
5.00%, 10/01/22		240	272,820
Series H
5.00%, 10/01/22	(SAW)	100	113,963
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22		80	88,189
5.00%, 06/15/22		60	68,221
Series A
5.00%, 06/15/22		375	426,382
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/22		80	90,292
New York State Thruway Authority RB
Series A
5.00%, 03/15/22		115	129,399
Series I
5.00%, 01/01/22		90	100,510
Series J
5.00%, 01/01/22		145	161,933
Series K
4.00%, 01/01/22		80	86,338
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22		1,195	1,344,626
Series A-2
5.50%, 03/15/22		45	51,524
Series D
5.00%, 03/15/22		75	84,391
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22		275	314,710
Series 189
5.00%, 05/01/22		60	67,763

Security	Principal (000s)	Value
Series 194
5.00%, 10/15/22	$125	$142,653
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/22	350	400,956
State of New York GO
Series A
5.00%, 03/01/22	100	113,039
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/22	200	219,798
5.00%, 11/15/22	305	347,901
Series B
5.00%, 11/15/22	120	137,353
Series B-1
5.00%, 11/15/22	185	211,753

		17,008,558
NORTH CAROLINA — 2.38%
City of Charlotte NC COP
Series C
4.00%, 06/01/22	30	32,555
City of Charlotte NC GO
Series A
5.00%, 07/01/22	200	227,218
City of Fayetteville NC Public Works Commission Revenue RB
5.00%, 03/01/22	50	56,120
City of Raleigh NC GO
Series A
5.00%, 09/01/22	250	285,137
City of Raleigh NC GOL
Series A
4.00%, 10/01/22	20	21,838
County of Boncombe NC GOL
5.00%, 06/01/22	20	22,592
County of Buncombe NC RB
5.00%, 06/01/22	100	112,960
County of Forsyth NC GO
5.00%, 12/01/22	70	80,282
County of Guilford NC GO
Series A
5.00%, 02/01/22	200	224,988
Series D
5.00%, 08/01/22	115	130,936
County of Mecklenburg NC GO
Series A
5.00%, 09/01/22	110	125,460
Series B
5.00%, 12/01/22	75	86,017
County of Mecklenburg NC RB
Series A
5.00%, 10/01/22	170	193,655
County of New Hanover NC GO
5.00%, 08/01/22	400	455,428
County of Wake NC GO
Series 2010C
5.00%, 03/01/22	100	112,702
County of Wake NC RB
Series A
5.00%, 12/01/22	305	348,737

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
North Carolina Medical Care Commission RB
Series A
5.00%, 10/01/22	$215	$242,660
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	83,698
Series E
5.00%, 01/01/22	95	106,018
State of North Carolina GO
Series D
4.00%, 06/01/22	605	660,727
State of North Carolina RB
5.00%, 03/01/22	100	111,948
Series C
5.00%, 05/01/22	315	355,616

		4,077,292
OHIO — 4.00%
City of Cincinnati OH GO
Series A
4.00%, 12/01/22	50	54,678
City of Cincinnati OH Water System Revenue RB
Series B
5.00%, 12/01/22	90	103,220
City of Columbus OH GO
Series 1
5.00%, 07/01/22	205	232,433
Series A
5.00%, 08/15/22	95	108,140
City of Columbus OH GOL
4.00%, 07/01/22	40	43,628
County of Franklin OH GOL
5.00%, 06/01/22	135	152,977
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/22	160	182,467
Kent State University RB
Series A
4.00%, 05/01/22	50	53,967
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	128,846
5.00%, 12/01/22	175	199,705
Ohio State University (The) RB
Series D
5.00%, 12/01/22	360	412,164
Ohio Water Development Authority RB
5.00%, 06/01/22	135	152,736
5.50%, 12/01/22	165	192,537
Series A
5.00%, 06/01/22	215	243,247
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	430	491,877
Series 2015-A
5.00%, 06/01/22	110	124,452
5.00%, 12/01/22	200	228,780

Security		Principal (000s)	Value
State of Ohio GO
Series A
5.00%, 08/01/22		$110	$124,937
5.00%, 09/01/22		225	255,987
5.00%, 09/15/22		190	216,377
Series B
5.00%, 08/01/22		275	312,343
5.00%, 09/01/22		270	307,184
Series C
4.25%, 09/15/22		180	199,040
5.00%, 08/01/22		90	102,221
Series Q
5.00%, 05/01/22		50	56,447
5.00%, 05/01/26	(PR 05/01/22)	1,200	1,353,156
Series S
5.00%, 04/01/22		50	56,347
Series T
5.00%, 11/01/22		135	154,171
Series U
5.00%, 10/01/22		200	227,926
State of Ohio RB
Series A
5.00%, 04/01/22		95	106,694
Series B
5.00%, 10/01/22		250	283,830

			6,862,514
OKLAHOMA — 0.52%
Grand River Dam Authority RB
4.00%, 06/01/22		75	81,452
Series A
5.00%, 06/01/22		60	67,642
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22		65	73,462
Series C
4.00%, 07/01/22		70	76,164
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22		120	136,058
Oklahoma Municipal Power Authority RB
Series B
5.00%, 01/01/22		85	94,349
Oklahoma Turnpike Authority RB
Series D
5.00%, 01/01/22		200	223,838
Oklahoma Water Resources Board RB
5.00%, 04/01/22		100	112,822
University of Oklahoma (The) RB
Series C
5.00%, 07/01/22		25	28,198

			893,985
OREGON — 1.61%
City of Eugene OR Water Utility System Revenue RB
5.00%, 08/01/22		65	73,857
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/22	(NPFGC, GTD)[a]	55	50,158
Clackamas Community College District GO
Series B
0.00%, 06/15/22	(GTD)[a]	25	22,819

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/22	(GTD)	$100	$113,207
Clackamas County Service District No. 1 RB
5.00%, 12/01/22		75	86,017
County of Clackamas OR GO
Series B
5.00%, 06/01/22		100	113,406
County of Washington OR GOL
5.00%, 06/01/22		50	56,591
Lane County School District No. 4J Eugene GO
5.00%, 06/15/22		300	339,621
Oregon State Lottery RB
Series B
5.00%, 04/01/22		85	95,826
Series C
5.00%, 04/01/22		335	377,669
Port of Portland OR Airport RB
Series 23
5.00%, 07/01/22		125	141,444
Portland Community College District GO
5.00%, 06/15/22		120	136,118
Salem-Keizer School District No. 24J GO
Series B
0.00%, 06/15/22	(GTD)[a]	180	164,155
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/22		195	223,199
State of Oregon GO
Series A
5.00%, 05/01/22		105	118,539
Series D
5.00%, 05/01/22		150	169,341
Series F
5.00%, 05/01/22		25	28,224
Series I
5.00%, 08/01/22		255	289,626
Series L
5.00%, 08/01/22		100	113,579
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/22	(GTD)	50	56,536

			2,769,932
PENNSYLVANIA — 2.06%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22		100	107,953
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 07/01/22		200	225,314
City of Philadelphia PA Water & Wastewater Revenue RB
Series B
5.00%, 07/01/22		200	225,404
Commonwealth of Pennsylvania GO
5.00%, 07/01/22		320	358,634
First Series
5.00%, 03/15/22		200	222,770
5.00%, 04/01/22		10	11,150
5.00%, 06/01/22		360	402,833

Security	Principal (000s)	Value
5.00%, 06/15/22	$100	$112,000
5.00%, 09/15/22	100	112,560
Second Series
5.00%, 01/15/22	280	310,755
5.00%, 10/15/22	100	112,727
Series T
5.00%, 07/01/22	150	168,109
County of Montgomery GO
5.00%, 05/01/22	175	197,335
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/22	50	56,464
Lower Merion School District GOL
5.00%, 09/15/22	200	228,242
Pennsylvania Higher Educational Facilities Authority RB
Series A
4.00%, 12/01/22	50	54,751
Pennsylvania Turnpike Commission RB
5.00%, 06/01/22	85	94,926
5.00%, 12/01/22	225	254,573
Series A-1
5.00%, 12/01/22	100	113,253
Series B
5.00%, 12/01/22	50	56,627
Philadelphia Gas Works Co. RB
5.00%, 08/01/22	100	112,246

		3,538,626
RHODE ISLAND — 0.88%
Rhode Island Commerce Corp. RB
5.00%, 06/15/22	195	219,878
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/22	240	272,827
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/22	250	285,028
Series B
5.00%, 10/01/22	550	627,060
State of Rhode Island COP
Series A
5.00%, 10/01/22	50	56,528
State of Rhode Island GO
Series A
5.00%, 05/01/22	50	56,034

		1,517,355
SOUTH CAROLINA — 1.08%
Beaufort County School District/SC GO
Series A
5.00%, 03/01/22	35	39,372
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	260	295,994
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/22	50	56,100
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	110	119,161
Greenville County School District RB
5.00%, 12/01/22	75	85,161
Piedmont Municipal Power Agency RB
0.00%, 01/01/22[a]	25	22,727

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	$70	$79,277
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/22	270	305,384
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/22	315	356,873
State of South Carolina GO
Series B
5.00%, 04/01/22	400	451,976
University of South Carolina RB
5.00%, 05/01/22	35	39,437

1,851,462
TENNESSEE — 1.33%
County of Hamilton TN GO
Series A
5.00%, 05/01/22	65	73,552
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series D
5.00%, 10/01/22	75	85,292
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	620	702,119
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/22	320	361,946
State of Tennessee GO
Series A
5.00%, 08/01/22	230	261,551
5.00%, 09/01/22	120	136,696
Tennessee Energy Acquisition Corp. RB
Series C
5.00%, 02/01/22	30	33,125
Tennessee State School Bond Authority RB
5.00%, 11/01/22	415	473,731
Town of Collierville TN GO
Series A
5.00%, 01/01/22	135	151,525

2,279,537
TEXAS — 10.78%
Aldine Independent School District GO
5.00%, 02/15/22	(PSF)	25	28,028
Austin Community College District GOL
5.00%, 08/01/22	35	39,688
Austin Community College District Public Facility Corp. RB
5.00%, 08/01/22	95	106,894
Austin Independent School District GO
Series B
5.00%, 08/01/22	75	85,150
Birdville Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	95	106,586
Series B
5.00%, 02/15/22	(PSF)	35	39,269

Security	Principal (000s)	Value
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	$125	$139,882
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	55,182
Series A
5.00%, 01/01/22	10	11,036
Central Texas Turnpike System RB
0.00%, 08/15/22[a]	180	162,774
City of Arlington TX
5.00%, 08/15/22	105	118,497
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	230	262,014
City of Austin TX GOL
4.50%, 09/01/22	40	44,597
5.00%, 09/01/22	280	318,298
Series A
5.00%, 09/01/22	105	119,362
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	130	148,414
Series A
5.00%, 05/15/22	75	84,657
5.00%, 11/15/22	90	102,748
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	40	44,947
City of Carrollton TX GOL
5.00%, 08/15/22	175	198,551
City of Corpus Christi TX Utility System Revenue RB
Series C
5.00%, 07/15/22	45	50,765
City of Dallas TX GOL
5.00%, 02/15/22	190	211,370
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A
5.00%, 10/01/22	70	79,673
City of El Paso TX GOL
5.00%, 08/15/22	105	117,673
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	33,622
City of Fort Worth TX GO
5.00%, 03/01/22	85	95,333
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	295	331,344
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	55,891
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	28,108
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	220	250,406
Series C
5.00%, 05/15/22	225	253,278
City of Houston TX GOL Series A
5.00%, 03/01/22	290	324,406
City of Houston TX RB
5.00%, 09/01/22	80	89,154
City of Lubbock TX GOL
5.00%, 02/15/22	55	61,594
City of Plano TX GOL
5.00%, 09/01/22	365	414,235

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22		$695	$779,262
City of San Antonio TX GOL
5.00%, 02/01/22		40	44,833
City of San Antonio TX RB
5.00%, 02/01/22		125	139,899
College Station Independent School District GO
5.00%, 08/15/22	(PSF)	100	113,039
Comal Independent School District GO
Series A
5.00%, 02/01/22	(PSF)	100	111,837
County of Fort Bend TX GO
5.00%, 03/01/22		55	61,640
County of Harris TX GOL
Series B
5.00%, 10/01/22		60	68,062
County of Harris TX RB
Series A
5.00%, 08/15/22		175	198,632
Series B
5.00%, 08/15/22		65	73,778
County of Tarrant TX GOL
5.00%, 07/15/22		45	51,073
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22		150	171,138
Series B
4.00%, 12/01/22		125	136,876
5.00%, 12/01/22		45	51,341
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22		50	56,760
Series F
5.00%, 11/01/22		75	85,139
Series G
5.00%, 11/01/22		25	28,380
Deer Park Independent School District GOL
5.00%, 02/15/22		60	67,442
Eagle Mountain & Saginaw Independent School District GO
Series A
5.00%, 08/15/22	(PSF)	95	108,006
Fort Worth Independent School District GO
5.00%, 02/15/22	(PSF)	140	156,785
Grand Prairie Independent School District GO
5.00%, 02/15/22		150	168,231
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22		65	73,702
5.00%, 11/15/22		25	28,357
Houston Community College System GOL
5.00%, 02/15/22		30	33,535
Houston Independent School District GOL
5.00%, 02/15/22		100	112,030
Series A
5.00%, 02/15/22	(PSF)	50	56,015
Katy Independent School District GO
4.00%, 02/15/22		20	21,673
Keller Independent School District/TX GO
5.00%, 08/15/22	(PSF)	30	34,010

Security		Principal (000s)	Value
Series A
5.00%, 08/15/22	(PSF)	$45	$51,014
Klein Independent School District GO
Series A
5.00%, 02/01/22	(PSF)	150	167,940
Lamar Consolidated Independent School District GO
5.00%, 02/15/22	(PSF)	295	331,468
Leander Independent School District GO
Series A
0.00%, 08/15/22[a]		135	123,125
Lewisville Independent School District GO
Series A
4.00%, 08/15/22	(PSF)	100	109,176
5.00%, 08/15/22	(PSF)	45	51,077
Lone Star College System GOL
5.00%, 09/15/22		75	85,128
Series B
5.00%, 02/15/22		95	106,428
Lower Colorado River Authority RB
5.00%, 05/15/22		305	341,729
Series D
5.00%, 05/15/22		50	56,021
Metropolitan Transit Authority of Harris County RB
Series B
5.00%, 11/01/22		120	136,631
Midway Independent School District/McLennan County GO
5.00%, 08/01/22	(PSF)	65	73,676
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22		20	22,645
North East Independent School District/TX GO
5.00%, 08/01/22	(PSF)	55	62,341
5.25%, 02/01/22	(PSF)	165	186,452
North Texas Municipal Water District RB
6.25%, 06/01/22		85	100,454
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/22		130	147,719
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22		560	625,173
Series B
5.00%, 01/01/22		80	89,311
Northside Independent School District GO
5.00%, 06/15/22		185	208,850
5.00%, 06/15/22	(PSF)	75	84,669
Northwest Independent School District GO
Series A
5.00%, 02/15/22		200	224,474
Permanent University Fund RB
5.00%, 07/01/22		280	316,834
Pflugerville Independent School District GO
5.00%, 02/15/22	(PSF)	90	101,051
Plano Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	60	67,243
Port Authority of Houston of Harris County Texas GO
Series A
5.00%, 10/01/22		90	102,610
San Antonio Independent School District/TX GO
5.00%, 02/15/22	(PSF)	315	353,417
San Antonio Water System RB
5.00%, 05/15/22		130	146,519

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series A
5.00%, 05/15/22		$160	$180,513
Series B
5.00%, 05/15/22		100	112,656
San Jacinto College District GOL
5.00%, 02/15/22		100	111,824
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/22		30	33,945
Spring Branch Independent School District GOL
Series B
5.00%, 02/01/22	(PSF)	160	179,333
Spring Independent School District GO
5.00%, 08/15/22	(BAM)	70	79,160
5.00%, 08/15/22	(PSF)	250	283,527
State of Texas GO
5.00%, 04/01/22		35	39,428
5.00%, 10/01/22		845	962,581
Series A
5.00%, 10/01/22		380	432,877
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22		105	118,858
5.00%, 12/01/22		45	51,250
Tarrant Regional Water District RB
5.00%, 03/01/22		235	264,060
5.00%, 09/01/22		95	107,994
Texas A&M University RB
Series A
5.00%, 05/15/22		75	84,624
Series B
5.00%, 05/15/22		20	22,566
Series D
5.00%, 05/15/22		175	197,456
Texas State University System RB
5.00%, 03/15/22		85	95,284
Series A
5.00%, 03/15/22		150	168,148
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22		645	735,371
Series A
5.00%, 04/01/22		275	310,027
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/22		75	84,873
Trinity River Authority LLC RB
5.00%, 02/01/22		135	151,201
University of Houston RB
Series A
5.00%, 02/15/22		65	72,846
University of North Texas RB
5.00%, 04/15/22	(ETM)	60	67,581
5.00%, 04/15/22		125	140,255
University of Texas System (The) RB
5.00%, 08/15/22		215	244,335
Series A
5.00%, 08/15/22		145	164,784
Series B
5.00%, 08/15/22		75	85,233
Series C
5.00%, 08/15/22		70	79,551

Security		Principal (000s)	Value
Series E
5.00%, 08/15/22		$100	$113,644
Series I
5.00%, 08/15/22		370	420,483
Weatherford Independent School District GO
0.00%, 02/15/22	(PSF)[a]	100	92,171
Wylie Independent School District/TX GO Series B
4.00%, 08/15/22	(PSF)	85	92,607

			18,499,122
UTAH — 0.63%
Central Utah Water Conservancy District RB Series B
5.00%, 10/01/22		40	45,509
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/22		90	98,164
Provo School District GO
5.00%, 06/15/22		20	22,668
Salt Lake City Corp. RB
Series A
4.00%, 10/01/22		70	76,628
State of Utah GO
5.00%, 07/01/22		275	312,551
University of Utah (The) RB
Series B
5.00%, 08/01/22		220	249,874
Utah State Building Ownership Authority RB
5.00%, 05/15/22		25	28,208
Utah Transit Authority RB
5.00%, 06/15/22		105	117,554
Series A
5.25%, 06/15/22		115	131,493

			1,082,649
VERMONT — 0.26%
Vermont Municipal Bond Bank RB
Series 1
5.00%, 12/01/22		325	371,446
Series 5
5.00%, 12/01/22		60	68,574

			440,020
VIRGINIA — 2.95%
City of Alexandria VA
Series B
5.00%, 06/15/22		270	306,266
City of Alexandria VA GO
Series A
5.00%, 07/15/22	(SAW)	125	141,984
City of Norfolk VA GO
Series A
5.00%, 09/01/22	(SAW)	130	147,658
City of Richmond VA GO
Series A
5.00%, 03/01/22		100	112,366

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Series B
5.00%, 07/15/22		$100	$113,358
Commonwealth of Virginia GO
Series A
5.00%, 06/01/22		125	141,701
County of Fairfax VA GO
5.00%, 10/01/22		120	137,101
Series A
5.00%, 10/01/22		75	85,688
County of Henrico VA Water & Sewer Revenue RB
5.00%, 05/01/22		30	33,921
County of Loudoun VA GO
Series A
5.00%, 12/01/22	(SAW)	75	86,017
Virginia Beach Development Authority RB
Series B
5.00%, 12/01/22		45	51,274
Virginia College Building Authority RB
5.00%, 02/01/22		50	56,042
5.00%, 09/01/22		190	215,629
Series 2
5.00%, 09/01/22		110	124,838
Series A
5.00%, 09/01/22		50	56,745
Series B
5.00%, 09/01/22		340	385,863
Series D
5.00%, 02/01/22		80	89,666
Virginia Commonwealth Transportation Board RB
4.50%, 03/15/22		150	165,568
5.00%, 05/15/22		310	349,643
Series C
5.00%, 05/15/22		175	197,379
Virginia Public Building Authority RB
5.00%, 08/01/22		200	226,788
Series A
5.00%, 08/01/22		150	170,091
Series B
5.00%, 08/01/22		70	79,376
Virginia Public School Authority RB
5.00%, 08/01/22	(ETM)	5	5,674
5.00%, 08/01/22		335	379,716
5.00%, 08/01/22	(SAW)	350	396,718
Series A
5.00%, 08/01/22	(SAW)	55	62,341
Virginia Resources Authority RB
5.00%, 10/01/22		40	45,604
5.00%, 11/01/22		560	639,800
5.00%, 11/01/22	(ETM)	10	11,406
Series A
5.00%, 11/01/22		45	51,413

			5,067,634
WASHINGTON — 5.67%
Central Puget Sound Regional Transit Authority RB
Series S-1
5.00%, 11/01/22		70	80,044

Security		Principal (000s)	Value
Central Washington University RB
5.00%, 05/01/22		$50	$55,969
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22		200	225,474
5.00%, 05/01/22		360	406,577
City of Seattle WA GO
5.00%, 06/01/22		65	73,568
Series A
5.00%, 04/01/22		55	62,005
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22		145	164,695
Series A
5.00%, 05/01/22		75	84,540
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22		280	318,693
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22		60	67,103
City of Vancouver WA GOL
Series B
5.00%, 12/01/22		280	319,458
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22		135	150,441
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22	(GTD)	65	71,176
County of King WA GOL
4.00%, 12/01/22		20	21,968
5.00%, 01/01/22		100	112,040
5.25%, 01/01/22		80	90,384
Series C
5.00%, 12/01/22		65	74,386
County of King WA Sewer Revenue RB
5.00%, 07/01/22		150	169,936
Series A
5.00%, 01/01/22		25	27,960
Series B
5.00%, 07/01/22		280	317,215
Series C
4.00%, 01/01/22		100	108,080
County of Snohomish WA GOL
5.00%, 12/01/22		90	102,772
Energy Northwest RB
5.00%, 07/01/22		565	640,608
Grant County Public Utility District No. 2 RB
Series A
5.00%, 01/01/22		85	94,892
King County Rural Library District GO
4.00%, 12/01/22		250	273,995
King County School District No. 405 Bellevue GO
5.00%, 12/01/22		75	85,830
5.00%, 12/01/22	(GTD)	300	343,320
King County School District No. 409 Tahoma GO
5.00%, 12/01/22	(GTD)	115	131,663
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22	(GTD)	295	337,598
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22	(GTD)	40	45,776
Port of Seattle WA RB
Series A
5.00%, 08/01/22		235	265,393
Series B
5.00%, 03/01/22		110	123,280

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22		$190	$216,492
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22	(GTD)	100	114,191
State of Washington COP
Series B
4.00%, 07/01/22		265	288,686
State of Washington GO
5.00%, 07/01/22		295	334,477
Series A
5.00%, 08/01/22		70	79,538
Series B
5.00%, 02/01/22		250	280,720
Series C
0.00%, 06/01/22	(AMBAC)[a]	135	123,587
Series D
5.00%, 02/01/22		100	112,288
5.25%, 02/01/22		100	113,249
Series F
0.00%, 12/01/22	(NPFGC)[a]	65	58,705
Series R-2012
5.00%, 07/01/22		45	51,022
Series R-2012C
4.00%, 07/01/22		140	152,824
Series R-2015
5.00%, 07/01/22		95	107,713
Series R-2015E
5.00%, 07/01/22		75	85,037
Series R-2017A
5.00%, 08/01/22		190	215,889
Series R-D
5.00%, 08/01/22		250	284,065
State of Washington RB
5.00%, 09/01/22		415	468,452
University of Washington RB
Series A
5.00%, 12/01/22		55	62,915
Series B
5.00%, 06/01/22		90	101,824
Series C
5.00%, 12/01/22		200	228,780
Washington Health Care Facilities Authority RB
Series A
5.00%, 11/15/22		70	79,313
Washington State University RB
5.00%, 04/01/22		215	241,557
5.00%, 10/01/22		165	187,405
Yakima County School District No. 7 Yakima GO
5.00%, 12/01/22	(GTD)	125	142,739
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/22	(GTD)	130	148,126

			9,726,433
WEST VIRGINIA — 0.48%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/22		70	78,937

Security		Principal (000s)	Value
State of West Virginia GO
Series A
5.00%, 11/01/22		$550	$626,494
West Virginia Water Development Authority RB
5.00%, 07/01/22		100	112,928

			818,359
WISCONSIN — 1.94%
City of Milwaukee WI GO
Series N2
5.00%, 05/01/22		30	33,803
5.00%, 05/15/22		75	84,591
City of Milwaukee WI Sewerage System Revenue RB
Series S5
5.00%, 06/01/22		60	67,883
Madison Metropolitan School District/WI GO
4.00%, 03/01/22		95	102,836
Milwaukee County Metropolitan Sewer District GO
Series A
4.00%, 10/01/22		25	27,414
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22	(ETM)	75	81,647
Series 1
5.00%, 06/01/22	(ETM)	125	141,255
State of Wisconsin GO
5.00%, 05/01/22		100	112,982
Series 1
5.00%, 11/01/22		25	28,575
Series 2
5.00%, 11/01/22		755	862,958
Series 3
4.00%, 11/01/22		95	104,285
5.00%, 11/01/22		360	411,476
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		445	504,145
Series 2
5.00%, 07/01/22		365	413,512
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22		65	73,475
Series C
5.00%, 08/15/22	(ETM)	40	45,626
WPPI Energy RB
Series A
5.00%, 07/01/22		200	224,594

			3,321,057

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $171,664,118)			169,808,686

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniCash
0.95%[b,c]	105	$105,397

		105,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,390)		105,397

TOTAL INVESTMENTS IN SECURITIES — 99.03% (Cost: $171,769,508)		169,914,083
Other Assets, Less Liabilities — 0.97%		1,661,475

NET ASSETS — 100.00%		$171,575,558

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —   Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash
	923	—	(818)[a]	105	$105,397	$1,801	$(256)	$6

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$169,808,686	$—	$169,808,686
Money market funds	105,397	—	—	105,397

Total	$105,397	$169,808,686	$—	$169,914,083

385

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.54%

ADVERTISING — 0.08%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$245	$248,810

		248,810
AEROSPACE & DEFENSE — 1.10%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	185	175,702
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	162,318
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	759	717,065
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	796	800,521
Northrop Grumman Corp.
3.25%, 08/01/23	1,271	1,279,897
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	350	358,386

		3,493,889
AGRICULTURE — 0.88%
Altria Group Inc.
2.95%, 05/02/23	500	497,490
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	710	676,190
2.63%, 03/06/23	582	569,347
3.60%, 11/15/23	593	611,039
Reynolds American Inc.
4.85%, 09/15/23	425	457,831

		2,811,897
AIRLINES — 0.26%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 01/15/23	803	842,048

		842,048
APPAREL — 0.15%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	505	492,845

		492,845
AUTO MANUFACTURERS — 2.22%
Ford Motor Credit Co. LLC
3.10%, 05/04/23	960	935,597
4.38%, 08/06/23[b]	850	882,674
General Motors Co.
4.88%, 10/02/23[b]	1,473	1,561,778

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	$750	$740,332
3.70%, 05/09/23 (Call 03/09/23)	1,314	1,321,043
4.25%, 05/15/23	709	730,355
Toyota Motor Credit Corp.
2.25%, 10/18/23	720	693,036
2.63%, 01/10/23	217	214,125

		7,078,940
BANKS — 20.59%
Banco Santander SA
3.13%, 02/23/23	800	787,896
Bank of America Corp.
3.30%, 01/11/23	4,418	4,458,999
4.10%, 07/24/23	1,592	1,663,815
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	1,502	1,435,341
2.95%, 01/29/23 (Call 12/29/22)	900	896,922
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)[b]	1,485	1,495,440
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	1,565	1,574,218
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	560	556,696
3.50%, 06/15/23[b]	1,445	1,453,511
Citigroup Inc.
3.38%, 03/01/23	363	364,946
3.50%, 05/15/23	1,510	1,518,184
3.88%, 10/25/23	1,084	1,119,208
Cooperatieve Rabobank UA
4.63%, 12/01/23	1,625	1,717,836
Cooperatieve Rabobank UA/NY
2.75%, 01/10/23	1,000	987,610
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	1,825	1,859,784
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	500	499,955
4.20%, 08/08/23	940	976,228
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	790	786,974
3.63%, 01/22/23[b]	3,038	3,087,337
HSBC Holdings PLC
3.60%, 05/25/23	2,080	2,114,861
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	1,796	1,760,906
2.97%, 01/15/23 (Call 01/15/22)	1,910	1,905,149
3.20%, 01/25/23	2,829	2,842,155
3.38%, 05/01/23	1,748	1,756,181
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23[b]	300	287,937
Morgan Stanley
3.13%, 01/23/23	1,620	1,614,346
3.75%, 02/25/23	2,861	2,929,807
4.10%, 05/22/23	2,053	2,121,488
National Australia Bank Ltd./New York
2.88%, 04/12/23	750	740,123
3.00%, 01/20/23	325	322,949

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[c]	$750	$742,500
3.80%, 07/25/23 (Call 06/25/23)[c]	500	513,695
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	2,655	2,677,302
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)[a]	1,000	985,000
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	1,000	1,003,100
State Street Corp.
3.10%, 05/15/23	1,408	1,404,973
3.70%, 11/20/23	1,171	1,212,734
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	750	742,463
3.95%, 07/19/23	250	258,453
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	1,690	1,679,437
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	195,820
3.00%, 02/02/23 (Call 01/02/23)	250	248,895
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	3,425	3,426,541
4.13%, 08/15/23	1,594	1,655,863
Series M
3.45%, 02/13/23	2,076	2,093,688
Westpac Banking Corp.
2.75%, 01/11/23	1,050	1,033,011

		65,510,277
BEVERAGES — 4.50%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[b]	2,180	2,141,000
3.30%, 02/01/23 (Call 12/01/22)[b]	5,069	5,108,285
Coca-Cola Co. (The)
2.50%, 04/01/23	999	984,185
3.20%, 11/01/23[b]	1,439	1,466,024
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	500	515,845
Constellation Brands Inc.
4.25%, 05/01/23	1,175	1,227,922
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[b]	1,246	1,226,251
Dr Pepper Snapple Group Inc.
3.13%, 12/15/23 (Call 10/15/23)	415	409,489
PepsiCo Inc.
2.75%, 03/01/23[b]	1,235	1,231,196

		14,310,197
BIOTECHNOLOGY — 1.00%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	1,080	1,031,972
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	874	854,020
4.00%, 08/15/23	370	384,519
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	934	909,268

		3,179,779

Security	Principal (000s)	Value
CHEMICALS — 1.43%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	$215	$217,414
EI du Pont de Nemours & Co.
2.80%, 02/15/23	1,728	1,717,477
LYB International Finance BV
4.00%, 07/15/23[b]	1,000	1,035,840
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	1,375	1,416,938
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)[b]	53	52,502
Westlake Chemical Corp.
4.88%, 05/15/23 (Call 05/15/18)	110	113,194

		4,553,365
COMMERCIAL SERVICES — 0.43%
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	650	657,689
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[a]	485	473,588
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	250	251,953

		1,383,230
COMPUTERS — 4.03%
Apple Inc.
2.40%, 05/03/23	4,986	4,850,780
2.85%, 02/23/23 (Call 12/23/22)[b]	1,600	1,602,656
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[a]	3,489	3,738,463
International Business Machines Corp.
3.38%, 08/01/23	1,325	1,349,592
Seagate HDD Cayman
4.75%, 06/01/23[b]	1,237	1,273,751

		12,815,242
COSMETICS & PERSONAL CARE — 0.63%
Colgate-Palmolive Co.
1.95%, 02/01/23	472	453,087
2.10%, 05/01/23	215	206,966
Procter & Gamble Co. (The)
3.10%, 08/15/23[b]	1,313	1,330,410

		1,990,463
DIVERSIFIED FINANCIAL SERVICES — 2.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	500	494,800
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	1,613	1,581,772
Ameriprise Financial Inc.
4.00%, 10/15/23	1,070	1,119,669

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Capital One Bank USA N.A.
3.38%, 02/15/23	$890	$885,061
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	200	197,138
Intercontinental Exchange Inc.
4.00%, 10/15/23	842	881,785
Jefferies Group LLC
5.13%, 01/20/23	612	654,846
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	920	907,948
3.40%, 11/15/23 (Call 08/15/23)	50	50,949

		6,773,968
ELECTRIC — 4.03%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	525	534,975
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	315	318,559
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	1,035	1,069,621
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	199	206,299
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	250	244,702
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	260	264,529
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	650	669,194
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	585	573,078
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	490	507,258
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	270	279,264
Edison International
2.95%, 03/15/23 (Call 01/15/23)	700	688,527
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	170	177,421
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	855	839,567
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	807	839,361
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	245	242,379
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	635	624,129
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	365	364,690
3.85%, 11/15/23 (Call 08/15/23)[b]	445	455,533
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	679	682,843
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	261	253,415
San Diego Gas & Electric Co.
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	300	309,129

Security	Principal (000s)	Value
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)	$467	$474,860
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	1,515	1,496,865
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	715	704,282

		12,820,480
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	423	415,268

		415,268
ELECTRONICS — 0.34%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	272	278,338
Flex Ltd.
5.00%, 02/15/23[b]	750	796,215

		1,074,553
ENVIRONMENTAL CONTROL — 0.49%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)[b]	530	569,628
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	1,035	1,000,555

		1,570,183
FOOD — 0.85%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)[b]	695	696,001
Kellogg Co.
2.65%, 12/01/23	1,120	1,098,664
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	870	894,830

		2,689,495
GAS — 0.75%
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	50,165
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	231	230,938
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	987	977,781
4.05%, 12/01/23 (Call 09/01/23)	689	716,188
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	420	403,834

		2,378,906

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.57%
Abbott Laboratories
3.25%, 04/15/23 (Call 01/15/23)	$538	$538,393
3.40%, 11/30/23 (Call 09/30/23)	2,005	2,021,341
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)[b]	200	206,886
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	49,590
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)[b]	112	110,852
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,509	1,500,338
3.15%, 01/15/23 (Call 10/15/22)	565	567,559

		4,994,959
HEALTH CARE — SERVICES — 1.90%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	1,921	1,870,843
Anthem Inc.
3.30%, 01/15/23	1,282	1,286,743
Howard Hughes Medical Institute
3.50%, 09/01/23	769	791,509
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	150	153,569
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	830	820,488
2.88%, 03/15/23	1,128	1,120,837

		6,043,989
HOLDING COMPANIES — DIVERSIFIED — 0.42%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)[b]	665	647,970
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	642	685,919

		1,333,889
HOME BUILDERS — 0.17%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	225	237,645
5.75%, 08/15/23 (Call 05/15/23)	275	305,382

		543,027
HOUSEHOLD PRODUCTS & WARES — 0.04%
Kimberly-Clark Corp.
2.40%, 06/01/23	140	135,964

		135,964
HOUSEWARES — 0.71%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	2,222	2,266,573

		2,266,573
INSURANCE — 2.64%
Aflac Inc.
3.63%, 06/15/23	855	878,957

Security	Principal (000s)	Value
Allstate Corp. (The)
3.15%, 06/15/23	$665	$667,022
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	325	336,226
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	250	262,083
Assurant Inc.
4.00%, 03/15/23	350	353,272
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)[b]	2,542	2,527,561
3.00%, 02/11/23	523	526,384
Chubb INA Holdings Inc.
2.70%, 03/13/23	190	187,034
Lincoln National Corp.
4.00%, 09/01/23[b]	430	443,257
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	424	413,090
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	335	336,772
MetLife Inc.
Series D
4.37%, 09/15/23[b]	1,374	1,465,728

		8,397,386
INTERNET — 1.35%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	800	784,056
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[a]	1,629	1,586,939
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	630	616,707
eBay Inc.
2.75%, 01/30/23 (Call 12/30/22)	1,342	1,312,812

		4,300,514
IRON & STEEL — 0.12%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	290	302,009
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	80	83,649

		385,658
LODGING — 0.12%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	115	115,591
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)[b]	275	269,926

		385,517
MACHINERY — 1.14%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	200	196,634
3.75%, 11/24/23	365	378,195

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CNH Industrial NV
4.50%, 08/15/23	$750	$781,455
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	245	245,951
John Deere Capital Corp.
2.80%, 01/27/23	250	248,045
2.80%, 03/06/23	1,790	1,776,360

		3,626,640
MANUFACTURING — 1.15%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	965	943,201
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	103,654
General Electric Co.
3.10%, 01/09/23	1,871	1,859,063
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	731	768,456

		3,674,374
MEDIA — 3.05%
21st Century Fox America Inc.
4.00%, 10/01/23	150	156,337
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	780	750,227
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	1,916	1,897,817
2.85%, 01/15/23	378	376,624
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)[b]	1,473	1,439,519
3.25%, 04/01/23[b]	140	138,314
NBCUniversal Media LLC
2.88%, 01/15/23[b]	1,065	1,062,881
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	280	293,236
Time Warner Entertainment Co. LP
8.38%, 03/15/23	863	1,040,355
Time Warner Inc.
4.05%, 12/15/23	940	970,221
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	1,529	1,580,910

		9,706,441
METAL FABRICATE & HARDWARE — 0.38%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	1,215	1,194,928

		1,194,928
MINING — 0.66%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	620	651,186
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	1,416	1,436,957

		2,088,143

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.38%
Pitney Bowes Inc.
4.70%, 04/01/23 (Call 03/01/23)[b]	$250	$238,025
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	982	970,982

		1,209,007
OIL & GAS — 6.02%
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	1,350	1,439,599
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	465	452,585
BP Capital Markets PLC
2.75%, 05/10/23	2,357	2,339,063
3.22%, 11/28/23 (Call 09/28/23)	902	910,533
3.99%, 09/26/23	265	278,666
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,395	1,374,619
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	305	307,638
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	978	962,235
3.19%, 06/24/23 (Call 03/24/23)	2,342	2,369,308
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,115	1,090,816
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	1,486	1,479,239
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	1,787	1,770,077
Shell International Finance BV
2.25%, 01/06/23	1,140	1,106,689
3.40%, 08/12/23	1,230	1,257,023
Total Capital Canada Ltd.
2.75%, 07/15/23	914	906,606
Total Capital International SA
2.70%, 01/25/23	1,106	1,095,581

		19,140,277
OIL & GAS SERVICES — 0.84%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[b]	792	807,990
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,802	1,862,800

		2,670,790
PACKAGING & CONTAINERS — 0.23%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	435	461,465
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	257,410

		718,875

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.94%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)[b]	$1,184	$1,165,210
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	395	385,551
Bristol-Myers Squibb Co.
3.25%, 11/01/23	660	672,164
Cardinal Health Inc.
3.20%, 03/15/23	202	199,808
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	1,420	1,461,577
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	1,220	1,196,515
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	1,285	1,280,567
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	1,099	1,063,854
3.38%, 12/05/23	510	525,657
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	280	275,254
Merck & Co. Inc.
2.80%, 05/18/23	2,101	2,094,508
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	355	363,705
Pfizer Inc.
3.00%, 06/15/23	1,229	1,240,737
5.80%, 08/12/23	210	241,177
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	2,509	2,434,834
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,123	1,127,391

		15,728,509
PIPELINES — 4.28%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	168	165,458
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	490	500,241
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	1,084	1,115,425
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	1,388	1,382,920
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	335	343,981
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,371	1,383,846
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	170	169,791
3.50%, 09/01/23 (Call 06/01/23)	875	874,466
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	1,189	1,176,111
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	1,306	1,365,279
5.50%, 02/15/23 (Call 03/05/18)	495	509,217
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	350	413,263
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	310	330,327

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$360	$345,265
3.85%, 10/15/23 (Call 07/15/23)	440	439,155
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,635	1,779,485
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	355	350,399
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	125	123,523
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	380	391,609
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	445	465,386

		13,625,147
REAL ESTATE — 0.58%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	412	423,503
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	1,332	1,408,190

		1,831,693
REAL ESTATE INVESTMENT TRUSTS — 6.05%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	297	305,634
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	140	141,813
American Tower Corp.
3.00%, 06/15/23	125	122,891
3.50%, 01/31/23	2,014	2,029,407
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	259	272,403
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	625	622,600
3.85%, 02/01/23 (Call 11/01/22)	1,012	1,045,335
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	250	253,270
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)[b]	600	580,686
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)[b]	410	383,366
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	965	979,793
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	150	148,058
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	535	527,933
5.25%, 01/15/23	1,916	2,077,615
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	250	261,412
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)[b]	226	223,024
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)[b]	855	836,874
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	540	540,459

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[b]	$50	$49,720
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	1,153	1,199,754
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	415	429,023
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	400	418,812
Series D
3.75%, 10/15/23 (Call 07/15/23)	485	487,090
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	101,220
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	355	349,934
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	215	215,823
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[b]	300	298,593
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,195	1,198,442
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	250	245,310
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	402	428,275
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	931	918,273
2.75%, 06/01/23 (Call 03/01/23)	250	245,875
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)[b]	225	222,280
3.13%, 06/15/23 (Call 03/15/23)	295	291,221
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	530	541,178
Weyerhaeuser Co.
4.63%, 09/15/23	235	250,778

		19,244,174
RETAIL — 2.79%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)[b]	230	239,294
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	250	248,705
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	918	919,680
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	1,540	1,525,416
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	106,645
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)	243	254,389
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[b]	1,329	1,252,556
4.38%, 09/01/23 (Call 06/01/23)	205	206,492
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	150	154,281
QVC Inc.
4.38%, 03/15/23	1,020	1,032,617
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	699	731,483
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	310	303,289

Security	Principal (000s)	Value
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)[b]	$1,918	$1,895,349

		8,870,196
SEMICONDUCTORS — 1.54%
Altera Corp.
4.10%, 11/15/23	200	211,514
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	30	29,493
3.13%, 12/05/23 (Call 10/05/23)	845	838,257
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)[a]	1,542	1,470,035
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	275	273,499
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	2,084	2,009,851
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	53	51,256

		4,883,905
SOFTWARE — 3.28%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	1,092	1,101,457
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,061	1,970,254
2.38%, 05/01/23 (Call 02/01/23)	1,185	1,157,840
3.63%, 12/15/23 (Call 09/15/23)	1,416	1,469,142
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	3,821	3,703,122
3.63%, 07/15/23	991	1,025,507

		10,427,322
TELECOMMUNICATIONS — 4.84%
AT&T Inc.
2.85%, 02/14/23 (Call 01/14/23)[b]	1,470	1,464,502
3.60%, 02/17/23 (Call 12/17/22)	2,680	2,711,597
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)[b]	1,320	1,272,071
2.60%, 02/28/23	500	493,075
Motorola Solutions Inc.
3.50%, 03/01/23	631	627,517
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	495	486,981
4.10%, 10/01/23 (Call 07/01/23)[b]	502	521,367
Telefonica Emisiones SAU
4.57%, 04/27/23	600	644,208
Verizon Communications Inc.
5.15%, 09/15/23	5,131	5,629,682
Vodafone Group PLC
2.95%, 02/19/23	1,558	1,551,051

		15,402,051

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Security		Principal (000s)	Value
TRANSPORTATION — 1.33%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23	(Call 12/15/22)[b]	$960	$965,098
3.85%, 09/01/23	(Call 06/01/23)	770	807,052
Canadian Pacific Railway Co.
4.45%, 03/15/23	(Call 12/15/22)	175	184,324
CSX Corp.
3.70%, 11/01/23	(Call 08/01/23)	375	386,456
Kansas City Southern
3.00%, 05/15/23	(Call 02/15/23)	235	229,198
Norfolk Southern Corp.
2.90%, 02/15/23	(Call 11/15/22)	489	484,565
Union Pacific Corp.
2.75%, 04/15/23	(Call 01/15/23)[b]	530	527,011
2.95%, 01/15/23	(Call 10/15/22)	160	160,926
United Parcel Service Inc.
2.50%, 04/01/23	(Call 03/01/23)	495	485,154

			4,229,784

TOTAL CORPORATE BONDS & NOTES (Cost: $316,283,923)			313,493,567

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 8.19%

MONEY MARKET FUNDS — 8.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	23,201	$23,206,066
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	2,836	2,836,054

		26,042,120

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,040,836)		26,042,120

TOTAL INVESTMENTS IN SECURITIES — 106.73% (Cost: $342,324,759)		339,535,687
Other Assets, Less Liabilities — (6.73)%		(21,399,280)

NET ASSETS — 100.00%		$318,136,407

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,933	9,268	[a]	—	23,201	$23,206,066	$11,357	[b]	$(1,021)	$1,123
BlackRock Cash Funds: Treasury, SL Agency Shares	3,125	—		(289)[a]	2,836	2,836,054	6,943		—	—
PNC Bank N.A.
2.95%, 01/30/23	$750	$—		$—	$750	742,500	5,171		—	(17,257)
3.80%, 07/25/23	250	250		—	500	513,695	2,886		—	(10,852)

						$27,298,315	$26,357		$(1,021)	$(26,986)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$313,493,567	$—	$313,493,567
Money market funds	26,042,120	—	—	26,042,120

Total	$26,042,120	$313,493,567	$—	$339,535,687

394

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.90%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$50	$57,911
Series A
5.00%, 09/01/23	25	28,956
Series B
5.00%, 09/01/23	90	104,240
City of Huntsville AL GOL Series D
5.00%, 05/01/23	40	46,077
State of Alabama GO Series A
5.00%, 08/01/23	35	40,559
University of Alabama (The) RB
Series B
5.00%, 07/01/23	25	28,830
University of Alabama at Birmingham RB
Series A
5.00%, 10/01/23	75	86,815

		393,388
ALASKA — 0.12%
State of Alaska GO
Series B
5.00%, 08/01/23	25	28,788
University of Alaska RB
Series S
4.00%, 10/01/23	20	21,784

		50,572
ARIZONA — 2.89%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/23	100	115,653
Arizona Health Facilities Authority RB
Series A
5.00%, 01/01/23	35	39,855
Arizona School Facilities Board COP
Series A
5.00%, 09/01/23	25	28,713
Arizona Transportation Board RB
5.00%, 07/01/23	65	75,077
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/23	35	40,284
City of Phoenix AZ GO
4.00%, 07/01/23	165	182,386
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	20	23,053
Series A
5.00%, 07/01/23	105	121,194
Series B
5.00%, 07/01/23	50	57,743
City of Scottsdale AZ GO
5.00%, 07/01/23	100	115,931

Security		Principal (000s)	Value
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23		$100	$115,097
Maricopa County Community College District GO
5.00%, 07/01/23		100	115,653
Maricopa County Unified School District No. 80 Chandler GOL
4.50%, 07/01/23		40	45,128
Regional Public Transportation Authority RB
5.25%, 07/01/23		75	87,614
State of Arizona COP
5.00%, 09/01/23		15	17,271
University of Arizona RB
5.00%, 06/01/23		20	23,041
5.00%, 08/01/23		55	63,271

			1,266,964
ARKANSAS — 0.62%
State of Arkansas GO
5.00%, 10/01/23		200	231,740
University of Arkansas RB
Series A
5.00%, 11/01/23		35	40,693

			272,433
CALIFORNIA — 10.07%
Benicia Unified School District GO
Series B
0.00%, 08/01/23	(NPFGC)[a]	80	70,473
California Educational Facilities Authority RB
Series T-5
5.00%, 03/15/23		60	69,412
California Health Facilities Financing Authority RB
5.00%, 11/15/23		25	29,152
Series A
4.00%, 03/01/23		75	81,832
5.00%, 11/15/23		15	17,474
Series B
5.00%, 11/15/23		20	23,298
California State Public Works Board RB
Series A
5.25%, 06/01/23	(ETM) (NPFGC)	15	17,610
Series B
5.00%, 10/01/23		65	75,694
Series D
5.00%, 09/01/23		185	215,014
Series G
5.00%, 09/01/23		20	23,245
Series I
5.00%, 11/01/23		35	40,818
California State University RB
Series A
5.00%, 11/01/23		30	35,183
Capistrano Unified School District Community Facilities District No. 90-2 ST
4.00%, 09/01/23	(AGM)	95	104,826

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Chabot-Las Positas Community College District GO
4.00%, 08/01/23		$100	$111,521
City of Los Angeles CA Wastewater System Revenue RB
Series B
4.00%, 06/01/23		25	27,756
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23		20	23,479
Coast Community College District GO
Series A
5.00%, 08/01/23		20	23,358
Escondido Union High School District GO
Series A
0.00%, 08/01/23	(AGC)[a]	150	132,784
Irvine Ranch Water District SA
5.00%, 02/01/23		30	34,584
Las Virgenes Unified School District GO
Series C
0.00%, 11/01/23	(NPFGC)[a]	50	43,967
Long Beach Community College District GO
Series D
0.00%, 05/01/23	(NPFGC)[a]	145	129,273
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/23		20	23,358
Los Angeles Department of Water & Power Power System Revenue RB
Series B
5.00%, 07/01/23		85	98,970
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/23		35	40,752
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/23		145	161,859
5.00%, 07/01/23		260	303,607
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/23		20	23,347
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/23		15	17,511
Newport Mesa Unified School District GO
0.00%, 08/01/23[a]		50	44,309
Rancho Santiago Community College District GO
4.00%, 09/01/23		20	22,326
San Diego Community College District GO
0.00%, 08/01/23[a]		10	8,872
San Diego Public Facilities Financing Authority RB
5.00%, 10/15/23		50	58,191
San Jose Financing Authority RB
Series A
5.00%, 06/01/23		25	29,007
San Mateo Union High School District GO
0.00%, 09/01/23	(NPFGC)[a]	20	17,682
Santa Clara County Financing Authority RB
Series Q
5.00%, 05/15/23		30	34,754
State of California Department of Water Resources RB
Series AW
5.00%, 12/01/23		100	117,634

Security	Principal (000s)	Value
State of California GO
5.00%, 08/01/23	$100	$116,109
State of California GO
4.00%, 05/01/23	60	66,358
5.00%, 08/01/23	100	116,109
5.00%, 09/01/23	840	976,768
5.00%, 10/01/23	305	355,359
5.00%, 12/01/23	70	81,795
University of California RB
Series AK
5.00%, 05/15/23	125	144,875
Series AR
4.00%, 05/15/23	200	222,728

4,413,033
COLORADO — 0.62%
City & County of Denver Co. Airport System Revenue RB
Series A
5.00%, 11/15/23	80	92,765
Denver City & County School District No. 1 GO
5.00%, 12/01/23	(SAW)	100	116,550
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/23[a]	70	60,903

270,218
CONNECTICUT — 1.90%
Connecticut State Health & Educational Facilities Authority RB
Series C-2
5.00%, 02/01/23	255	291,340
State of Connecticut GO
Series A
5.00%, 04/15/23	65	72,779
5.00%, 10/15/23	25	28,202
Series B
5.00%, 05/15/23	115	128,968
Series D
5.00%, 06/15/23	35	39,295
Series E
5.00%, 09/01/23	10	11,256
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	40	44,694
Series A
5.00%, 08/01/23	45	50,745
University of Connecticut RB
Series A
4.00%, 02/15/23	50	53,872
5.00%, 02/15/23	100	112,466

833,617

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
DELAWARE — 1.13%
Delaware River & Bay Authority RB
Series B
5.00%, 01/01/23	$40	$45,248
Delaware Transportation Authority RB
5.00%, 07/01/23	240	277,166
State of Delaware GO
Series B
5.00%, 07/01/23	100	115,876
Series C
5.00%, 03/01/23	50	57,551

		495,841
DISTRICT OF COLUMBIA — 1.23%
District of Columbia GO
Series A
5.00%, 06/01/23	305	351,872
District of Columbia RB
Series A
5.00%, 12/01/23	85	98,966
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/23	45	52,037
Series C
5.00%, 10/01/23	30	34,691

		537,566
FLORIDA — 4.59%
City of Orlando FL RB
Series B
5.00%, 10/01/23	25	28,852
City of Tampa FL RB
5.00%, 10/01/23	50	57,848
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/23	20	23,035
County of Miami-Dade FL GO
Series 2015-D
5.00%, 07/01/23	35	40,284
Series A
5.00%, 07/01/23	50	57,548
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	20	23,093
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/23	10	11,372
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/23	50	58,255
Florida Department of Environmental Protection RB
5.00%, 07/01/23	120	138,317
Series A
5.00%, 07/01/23	55	63,395
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/23	55	63,442

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/23	$130	$150,276
Hillsborough County School Board COP
Series A
5.00%, 07/01/23	60	68,760
Jacksonville Transportation Authority RB
5.00%, 08/01/23	15	17,281
Orange County School Board COP
Series D
5.00%, 08/01/23	25	28,746
Orlando-Orange County Expressway Authority RB
Series B
5.00%, 07/01/23	45	51,570
Palm Beach County School District COP
Series B
5.00%, 08/01/23	65	74,738
Pasco County School Board COP
Series A
5.00%, 08/01/23	20	22,818
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/23	60	69,057
School Board of Miami-Dade County (The) COP
Series D
5.00%, 02/01/23	10	11,298
School Board of Miami-Dade County (The) GO
5.00%, 03/15/23	60	68,716
School District of Broward County/FL COP
Series A
5.00%, 07/01/23	100	114,822
Series B
5.00%, 07/01/23	85	97,598
Seminole County School Board COP
Series C
5.00%, 07/01/23	20	22,810
State of Florida GO
Series A
5.00%, 07/01/23	100	115,653
Series B
5.00%, 06/01/23	30	34,644
Series E
5.00%, 06/01/23	125	144,347
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/23	185	213,854
Series B
5.00%, 07/01/23	100	115,597
Volusia County School Board COP
Series A
5.00%, 08/01/23	(BAM)	20	22,974

2,011,000
GEORGIA — 1.16%
City of Gainesville GA Water & Sewerage Revenue RB
5.00%, 11/15/23	35	40,585

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
County of Forsyth GA GO
5.00%, 03/01/23	$40	$46,062
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/23	50	57,112
Gwinnett County Development Authority COP
5.25%, 01/01/23 (NPFGC)	40	46,014
State of Georgia GO
Series A-1
5.00%, 02/01/23	50	57,407
Series C
5.00%, 07/01/23	75	86,865
Series C-1
5.00%, 07/01/23	150	173,730

		507,775
HAWAII — 1.60%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/23	80	92,344
Series B
5.00%, 07/01/23	15	17,315
City & County of Honolulu HI GO
Series A
5.00%, 10/01/23	105	122,030
Series C
5.00%, 10/01/23	20	23,244
Series E
4.00%, 09/01/23	40	44,293
State of Hawaii GO
Series EP
5.00%, 08/01/23	45	51,843
Series EY
5.00%, 10/01/23	100	115,581
Series FG
4.00%, 10/01/23	135	148,855
Series FH
5.00%, 10/01/23	50	57,790
State of Hawaii State Highway Fund RB
Series B
5.00%, 01/01/23	25	28,556

		701,851
ILLINOIS — 2.45%
Chicago O’Hare International Airport RB
Series B
5.00%, 01/01/23	65	73,756
Series D
5.00%, 01/01/23	25	28,368
Illinois Finance Authority RB
5.00%, 01/01/23	100	113,822
5.00%, 12/01/23	65	75,408
State of Illinois GO
5.00%, 02/01/23	20	21,214
5.00%, 05/01/23	95	101,022
5.00%, 06/01/23	75	79,823
5.00%, 07/01/23	80	85,219

Security	Principal (000s)	Value
Series A
5.00%, 04/01/23	$10	$10,625
Series D
5.00%, 11/01/23	300	320,649
State of Illinois RB
5.00%, 06/15/23	75	84,969
First Series
6.00%, 06/15/23 (NPFGC)	45	53,238
Series C
4.00%, 06/15/23	25	27,069

		1,075,182
INDIANA — 0.21%
Indiana Finance Authority RB
Series A
5.00%, 12/01/23	35	40,396
Indiana University RB
Series A
5.00%, 06/01/23	25	28,897
Purdue University RB
Series BB-1
5.00%, 07/01/23	20	23,108

		92,401
IOWA — 0.33%
Iowa City Community School District RB
5.00%, 06/01/23	55	62,883
State of Iowa RB
5.00%, 06/15/23	45	51,765
Series A
5.00%, 06/01/23	25	28,733

		143,381
KANSAS — 0.84%
City of Wichita KS GO
Series 811
5.00%, 06/01/23	125	143,869
Kansas Development Finance Authority RB
Series B
5.00%, 05/01/23	20	23,039
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/23	75	86,995
Wyandotte County-Kansas City Unified Government GO
Series D
5.00%, 08/01/23	100	114,535

		368,438
LOUISIANA — 0.33%
State of Louiliana RB
Series A
5.00%, 06/15/23	25	28,458

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
State of Louisiana GO
Series A
5.00%, 02/01/23	$65	$74,097
5.00%, 04/01/23	35	40,034

		142,589
MAINE — 0.69%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/23	65	75,025
5.00%, 11/01/23	70	81,263
State of Maine GO
Series B
5.00%, 06/01/23	125	144,416

		300,704
MARYLAND — 2.95%
City of Baltimore MD RB
Series D
5.00%, 07/01/23	30	34,629
County of Anne Arundel MD GOL
5.00%, 04/01/23	25	28,768
County of Baltimore MD GO
5.00%, 02/01/23	30	34,460
County of Charles MD GO
5.00%, 11/01/23	10	11,662
County of Montgomery MD GO
Series C
5.00%, 10/01/23	100	116,452
County of Prince George’s MD COP
5.00%, 10/15/23	25	28,990
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	303,748
5.00%, 09/01/23	100	115,994
State of Maryland GO
Series A
5.00%, 03/01/23	150	172,416
5.00%, 08/01/23	250	289,708
Series C
5.00%, 08/01/23	20	23,177
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,609
5.00%, 06/01/23	90	104,127

		1,291,740
MASSACHUSETTS — 2.93%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/23	20	23,172
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/23	100	115,597
Series B
5.00%, 07/01/23	125	144,496
5.25%, 08/01/23	70	81,946
Series D
5.00%, 07/01/23	150	173,396

Security	Principal (000s)	Value
Series E
5.00%, 11/01/23	$100	$116,326
Series H
5.00%, 12/01/23	55	64,070
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/23	20	23,150
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/23	50	57,743
Series B
5.25%, 07/01/23	30	35,029
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	75	87,082
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/23	135	155,289
5.00%, 11/15/23	(ETM)	45	52,448
Series C
4.00%, 08/15/23	(ETM)	15	16,623
Massachusetts State College Building Authority RB Series A
4.00%, 05/01/23	125	137,326

1,283,693
MICHIGAN — 1.06%
Michigan Finance Authority RB
5.00%, 11/15/23	50	57,887
Michigan State Building Authority RB
Series I
5.00%, 04/15/23	140	160,130
5.00%, 10/15/23	15	17,317
State of Michigan GO
Series A
5.00%, 05/01/23	35	40,355
5.00%, 12/01/23	65	75,757
State of Michigan RB
5.00%, 03/15/23	100	114,004

465,450
MINNESOTA — 1.72%
City of Rochester MN Electric Utility Revenue RB
Series E
5.00%, 12/01/23	25	29,018
Elk River Independent School District No. 728 GO
Series A
5.00%, 02/01/23	35	40,006
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/23	95	109,396
Southern Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/23	115	130,953

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
State of Minnesota GO
Series A
5.00%, 08/01/23	$185	$214,278
Series B
5.00%, 08/01/23	140	162,156
State of Minnesota RB
Series A
5.00%, 06/01/23	60	69,024

		754,831
MISSOURI — 0.69%
Missouri Highway & Transportation Commission RB
Series A
4.00%, 05/01/23	100	110,544
5.00%, 05/01/23	70	80,863
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/23	50	55,166
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B
5.00%, 01/01/23	50	57,238

		303,811
NEBRASKA — 0.23%
Omaha Public Power District RB
Series A
5.00%, 02/01/23	90	102,918

		102,918
NEVADA — 3.59%
City of Las Vegas NV GOL
Series A
5.00%, 06/01/23	40	45,950
Clark County School District GOL
Series A
5.00%, 06/15/23	105	119,354
Series B
5.00%, 06/15/23	100	113,670
Clark County Water Reclamation District GOL
5.00%, 07/01/23	40	46,194
County of Clark NV GOL
5.00%, 06/01/23	75	86,403
5.00%, 11/01/23	215	249,594
County of Clark NV RB
5.00%, 07/01/23	130	149,267
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/23	110	126,724
Nevada System of Higher Education COP
Series A
5.00%, 07/01/23	40	45,818
Nevada System of Higher Education RB
Series A
5.00%, 07/01/23	100	115,097
State of Nevada GOL
Series D-1
5.00%, 03/01/23	25	28,658

Security		Principal (000s)	Value
Series H-1
5.00%, 06/01/23		$160	$184,326
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/23		100	116,430
Truckee Meadows Water Authority RB
5.00%, 07/01/23		110	127,035
Washoe County School District/NV GOL Series F
5.00%, 06/01/23		15	17,158

			1,571,678
NEW HAMPSHIRE — 0.71%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/23		95	109,184
New Hampshire Municipal Bond Bank RB
Series E
5.00%, 08/15/23		125	144,418
State of New Hampshire GO
Series A
5.00%, 03/01/23		50	57,472

			311,074
NEW JERSEY — 2.83%
Monmouth County Improvement Authority RB
Series B
5.00%, 12/01/23	(GTD)	150	175,275
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/23	(SAP)	50	55,158
Series DDD
5.00%, 06/15/23		100	109,899
Series NN
5.00%, 03/01/23	(SAP)	115	125,931
Series XX
5.00%, 06/15/23	(SAP)	125	137,374
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23	(SAP)	75	82,374
5.00%, 06/15/23		25	27,449
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/23		185	204,667
Series AA
5.00%, 06/15/23		115	127,045
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/23	(ETM)	10	11,458
Series B
5.00%, 01/01/23		20	22,684
Series C
5.00%, 01/01/23		25	28,355
State of New Jersey GO
5.00%, 06/01/23		65	73,546

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Series T
5.00%, 06/01/23	$50	$56,574

1,237,789
NEW MEXICO — 1.66%
County of Santa Fe NM GO
5.00%, 07/01/23	95	109,658
New Mexico Finance Authority RB
Series B
5.00%, 06/01/23	90	103,930
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/23	130	149,988
Series B
4.00%, 07/01/23	80	88,214
5.00%, 07/01/23	40	45,928
University of New Mexico (The) RB
Series A
5.00%, 06/01/23	100	115,040
Series C
5.00%, 06/01/23	100	114,822

727,580
NEW YORK — 9.55%
City of New York NY GO
Series A
4.00%, 08/01/23	50	55,045
Series C
5.00%, 08/01/23	520	599,367
Series D-1
5.00%, 08/01/23	50	57,632
Series E
5.00%, 08/01/23	35	40,342
Series I
5.00%, 08/01/23	95	109,500
Series J
5.00%, 08/01/23	245	282,394
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/23	10	11,637
Series A-1
5.00%, 11/15/23	25	28,915
Series A2
5.00%, 11/15/23	85	98,312
Series B
5.00%, 11/15/23	200	231,322
Series B-3
5.00%, 11/15/23	35	40,481
Series C-1
5.00%, 11/15/23	40	46,264
Series F
5.00%, 11/15/23	25	28,915
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/23	50	57,740
5.00%, 07/15/23	(SAW)	25	28,870
Series S-2
5.00%, 07/15/23	100	115,480

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/23		$125	$138,021
Series B-1
4.00%, 08/01/23		100	110,417
Series C
5.00%, 11/01/23		10	11,615
Series E-1
5.00%, 02/01/23		25	28,614
Sub-Series C
5.00%, 11/01/23		80	92,919
New York Convention Center Development Corp. RB
5.00%, 11/15/23		25	28,960
Series B
5.00%, 11/15/23		20	22,991
New York State Dormitory Authority RB
4.00%, 10/01/23	(SAW)	240	264,631
Series A
5.00%, 02/15/23		45	51,553
5.00%, 03/15/23		155	178,332
5.00%, 07/01/23		40	45,906
5.00%, 10/01/23	(AGM)	65	75,467
5.50%, 05/15/23	(NPFGC)	165	194,553
Series B
5.00%, 07/01/23		65	74,849
Series E
5.00%, 02/15/23		125	143,203
5.00%, 03/15/23		100	114,790
5.00%, 10/01/23	(SAW)	50	57,791
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/23		255	292,715
Series D
5.00%, 03/15/23		175	200,882
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/23		20	23,324
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/23		75	87,502
5.00%, 11/15/23	(Call 05/15/23)	100	115,083

			4,186,334
NORTH CAROLINA — 1.79%
Cape Fear Public Utility Authority RB
Series A
5.00%, 06/01/23		50	57,821
City of Charlotte NC COP
Series C
5.00%, 12/01/23		40	46,357
City of Winston-Salem NC RB
Series C
5.00%, 06/01/23		20	22,943
County of Buncombe NC RB
5.00%, 06/01/23		70	80,413

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
County of Forsyth NC GO
5.00%, 12/01/23		$25	$29,213
County of Mecklenburg NC GO
Series B
5.00%, 12/01/23		25	29,213
County of Mecklenburg NC RB
Series A
5.00%, 10/01/23		105	121,724
County of Wake NC RB
Series A
5.00%, 12/01/23		100	116,311
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/23		40	45,529
Series E
5.00%, 01/01/23		10	11,382
State of North Carolina GO
5.00%, 06/01/23		65	75,203
State of North Carolina RB
5.00%, 03/01/23		40	45,644
Series C
5.00%, 05/01/23		90	103,674

			785,427
OHIO — 4.65%
City of Columbus OH GO
Series 1
5.00%, 07/01/23		20	23,130
Series 5
5.00%, 08/15/23		55	63,762
Series A
4.00%, 07/01/23		25	27,594
5.00%, 08/15/23		70	81,152
City of Columbus OH GOL
5.00%, 08/15/23		45	52,067
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/23		75	87,054
Miami University/Oxford OH RB
5.00%, 09/01/23		30	34,644
Northeast Ohio Regional Sewer District RB
5.00%, 05/15/23	(PR 05/15/23)	500	578,955
Ohio Higher Educational Facility Commission RB
Series A
5.00%, 12/01/23		65	75,191
Ohio Water Development Authority RB
Series A
5.00%, 06/01/23		100	115,368
Series B
5.00%, 12/01/23		70	81,501
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23		30	34,929
Series 2015A
5.00%, 12/01/23		85	98,965
State of Ohio GO
Series A
5.00%, 09/15/23		120	139,181
Series B
5.00%, 08/01/23		30	34,714

Security	Principal (000s)	Value
Series C
5.00%, 11/01/23	$60	$69,760
Series S
5.00%, 04/01/23	15	17,245
5.00%, 05/01/23	50	57,596
Series T
5.00%, 11/01/23	95	110,454
State of Ohio GOL
Series A
5.00%, 09/01/23	80	92,704
State of Ohio RB
Series A
5.00%, 02/01/23	25	28,537
Series C
5.00%, 12/01/23	115	133,346

		2,037,849
OKLAHOMA — 1.62%
City of Oklahoma City OK GO
5.00%, 03/01/23	180	207,088
Grand River Dam Authority RB
Series A
5.00%, 06/01/23	125	143,527
Oklahoma Agricultural & Mechanical Colleges RB
Series C
5.00%, 08/01/23	30	34,562
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	35	40,304
Series A
5.00%, 07/01/23	25	28,788
Series B
5.00%, 07/01/23	50	57,577
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/23	115	132,872
Oklahoma Water Resources Board RB
Series A
5.00%, 04/01/23	55	63,259

		707,977
OREGON — 2.04%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 10/01/23	20	23,290
Series B
5.00%, 10/01/23	45	52,299
City of Salem OR GO
5.00%, 06/01/23	100	115,478
Oregon State Lottery RB
Series B
5.00%, 04/01/23	85	97,809
Series C
5.00%, 04/01/23	60	69,042

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Port of Portland OR Airport Revenue RB
Series 23
5.00%, 07/01/23		$175	$201,614
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/23		20	23,298
State of Oregon Department of Transprotation RB
Series A
5.00%, 11/15/23		55	64,070
State of Oregon GO
Series A
5.00%, 08/01/23		50	57,885
Series F
5.00%, 05/01/23		100	115,247
Series G
5.00%, 11/01/23		45	52,347
Series O
5.00%, 08/01/23		20	23,154

			895,533
PENNSYLVANIA — 2.43%
Commonwealth of Pennsylvania GO
First Series
5.00%, 01/01/23		150	169,383
5.00%, 04/01/23		100	113,437
5.00%, 04/01/23	(PR 04/01/23)	350	403,120
5.00%, 06/15/23		10	11,389
Delaware County Authority RB
5.00%, 08/01/23		15	17,138
5.00%, 12/01/23		40	45,954
Pennsylvania Turnpike Commission RB
Series A
5.00%, 12/01/23		30	34,625
5.25%, 07/15/23	(AGM)	80	92,785
Series B
5.00%, 12/01/23		35	40,005
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/23		120	137,394

			1,065,230
RHODE ISLAND — 0.33%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23		65	74,630
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/23		60	69,493

			144,123
SOUTH CAROLINA — 0.16%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/23		60	69,500

			69,500

Security		Principal (000s)	Value
TENNESSEE — 1.50%
City of Memphis TN GO
Series A
5.00%, 11/01/23		$100	$116,326
County of Blount TN GO
Series B
5.00%, 06/01/23		70	80,567
County of Knox TN GO
5.00%, 06/01/23		100	115,533
County of Shelby TN GO
Series A
5.00%, 03/01/23		80	91,746
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/23		55	63,475
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23		45	51,919
Series A
5.00%, 01/01/23	(PR 01/01/23)	25	28,645
5.00%, 07/01/23		20	23,075
State of Tennessee GO
Series A
5.00%, 08/01/23		55	63,766
Tennessee State School Bond Authority RB
5.00%, 11/01/23		20	23,253

			658,305
TEXAS — 10.19%
Abilene Independent School District GO
5.00%, 02/15/23		55	62,867
Alvin Independent School District/TX GO
Series C
5.00%, 02/15/23	(PSF)	25	28,615
Arlington Independent School District/TX GO
Series B
5.00%, 02/15/23	(PSF)	385	441,260
Austin Community College District GOL
5.00%, 08/01/23		150	173,062
Austin Independent School District GO
Series B
5.00%, 08/01/23		40	46,285
5.00%, 08/01/23	(PSF)	50	57,715
Birdville Independent School District GO
5.00%, 02/15/23	(PSF)	20	22,902
Series B
5.00%, 02/15/23	(PSF)	25	28,628
City of Austin TX GOL
5.00%, 09/01/23		60	69,425
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/23		10	11,596
Series A
5.00%, 11/15/23		55	63,776

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
City of Fort Worth TX Water & Sewer System Revenue RB
Series A
5.00%, 02/15/23		$45	$51,553
City of Garland TX GOL
5.00%, 02/15/23		155	176,931
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/23		100	114,596
Series D
5.00%, 11/15/23		25	28,900
City of Houston TX GOL
Series A
5.00%, 03/01/23		100	114,008
City of Lubbock TX GOL
5.00%, 02/15/23		25	28,448
City of Round Rock TX GO
5.00%, 08/15/23		55	63,419
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23		100	114,404
City of Waco TX GOL
5.00%, 02/01/23		20	22,830
Denton Independent School District GO
5.00%, 08/15/23	(PSF)	80	92,654
Fort Bend Independent School District GO
Series A
5.00%, 08/15/23		25	28,799
Katy Independent School District GO
Series A
5.00%, 02/15/23	(PSF)	35	40,042
Laredo Independent School District GO
5.00%, 08/01/23	(PSF)	25	28,830
Leander Independent School District GO
0.00%, 08/15/23	(PSF)[a]	40	35,437
5.00%, 08/15/23	(PSF)	20	23,039
Series B
5.00%, 08/15/23		20	22,937
Series D
0.00%, 08/15/23	(PSF)[a]	50	44,296
Lewisville Independent School District GO
5.00%, 08/15/23	(PSF)	150	173,385
Series A
4.00%, 08/15/23	(PSF)	15	16,556
Lone Star College System GOL
Series B
5.00%, 02/15/23		80	91,278
Lower Colorado River Authority RB
5.00%, 05/15/23		50	57,029
Series B
5.00%, 05/15/23		30	34,217
North East Independent School District/TX GO
5.00%, 08/01/23		25	28,872
5.25%, 02/01/23	(PSF)	70	80,876
North Texas Municipal Water District RB
5.00%, 06/01/23		100	114,876
6.25%, 06/01/23		75	91,250
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/23		20	23,130
North Texas Tollway Authority RB
Series A
5.00%, 01/01/23		155	176,814

Security		Principal (000s)	Value
Series B
5.00%, 01/01/23		$20	$22,704
Northside Independent School District GO
3.00%, 08/15/23		70	73,463
5.00%, 06/15/23	(PSF)	25	28,759
Permanent University Fund - University of Texas System RB
Series A
5.00%, 07/01/23		10	11,565
Series B
5.00%, 07/01/23		75	86,740
Plano Independent School District GO
5.00%, 02/15/23	(PSF)	40	45,722
Prosper Independent School District GO
5.00%, 02/15/23	(PSF)	175	200,846
San Antonio Water System RB
5.00%, 05/15/23		25	28,717
Series A
5.00%, 05/15/23		45	51,690
Spring Independent School District GO
5.00%, 08/15/23	(PSF)	25	28,869
State of Texas GO
5.00%, 10/01/23		265	307,519
Series A
5.00%, 10/01/23		40	46,418
Series B-1
5.00%, 08/01/23		25	28,914
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23		35	40,213
5.00%, 12/01/23		30	34,736
Tarrant Regional Water District RB
Series A
5.00%, 03/01/23		25	28,671
Texas A&M University RB
Series B
5.00%, 05/15/23		45	51,763
Series D
5.00%, 05/15/23		25	28,757
Series E
5.00%, 05/15/23		25	28,757
Texas State Technical College RB
5.00%, 10/15/23		20	23,195
Texas State University System RB
Series A
5.00%, 03/15/23		15	17,140
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23		30	34,726
Texas Water Development Board RB
5.00%, 04/15/23		100	114,911
United Independent School District GO
5.00%, 08/15/23		25	28,855
University of Texas System (The) RB
Series C
5.00%, 08/15/23		100	115,761
Series H
5.00%, 08/15/23		25	28,940

			4,463,888

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
UTAH — 1.26%
Central Utah Water Conservancy District RB
Series A
5.00%, 10/01/23		$25	$28,982
City of Salt Lake City UT Public Utilities Revenue RB
5.00%, 02/01/23		100	114,661
Davis School District GO
5.00%, 06/01/23		100	115,368
University of Utah (The) RB Series A
5.00%, 08/01/23	(SAP)	155	179,443
Utah State Building Ownership Authority RB
5.00%, 05/15/23		50	57,434
Utah Transit Authority RB
Series A
5.00%, 06/15/23		50	57,710

			553,598
VERMONT — 0.33%
State of Vermont GO
Series B
5.00%, 08/15/23		100	116,045
University of Vermont & State Agricultural College RB
5.00%, 10/01/23		25	28,808

			144,853
VIRGINIA — 4.54%
City of Norfolk VA GO
5.00%, 08/01/23	(SAW)	60	69,293
Commonwealth of Virginia GO
Series B
5.00%, 06/01/23		100	115,642
County of Chesterfield VA Water & Sewer Revenue RB
5.00%, 11/01/23		50	58,340
County of Fairfax VA GO
Series A
5.00%, 10/01/23	(SAW)	100	116,511
County of Loudoun VA GO
Series A
5.00%, 12/01/23	(SAW)	25	29,213
5.00%, 12/01/23		50	58,425
County of Prince William VA COP
5.00%, 10/01/23		30	34,657
County of Prince William VA GO
5.00%, 08/01/23	(SAW)	100	115,996
Virginia College Building Authority RB
Series A
5.00%, 02/01/23		155	177,326
Series E-1
5.00%, 02/01/23		45	51,482
Series E-2
5.00%, 02/01/23		500	572,020
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23		45	51,763
Series A
5.00%, 05/15/23		100	115,029

Security		Principal (000s)	Value
Virginia Public Building Authority RB
Series B
5.00%, 08/01/23		$195	$225,311
Virginia Public School Authority RB
5.00%, 07/15/23		25	28,968
Series A
5.00%, 08/01/23	(SAW)	25	28,872
Series B
5.00%, 08/01/23	(SAW)	50	57,744
Virginia Resources Authority RB
5.00%, 10/01/23		20	23,244
5.00%, 11/01/23		50	58,192

			1,988,028
WASHINGTON — 6.85%
City of Seattle WA GO
5.00%, 12/01/23		100	116,550
City of Seattle WA GOL
Series A
5.00%, 04/01/23		50	57,535
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 04/01/23		35	40,182
City of Spokane WA Water & Wastewater Revenue RB
5.00%, 12/01/23		115	133,758
Clark County Public Utility District No. 1 RB
5.00%, 01/01/23		30	34,041
County of King WA GOL
5.00%, 07/01/23		25	28,913
Series E
5.00%, 12/01/23		100	116,550
County of King WA Sewer Revenue RB
Series B
5.00%, 07/01/23		165	190,369
County of Snohomish WA GOL
5.00%, 12/01/23		25	29,078
Energy Northwest RB
Series A
5.00%, 07/01/23		115	133,001
Grant County Public Utility District No. 2 RB
Series A
5.00%, 01/01/23		35	39,802
King Country School District No. 415 Kent GO
5.00%, 12/01/23		60	69,572
King County School District No. 216 Enumclaw GO
5.00%, 12/01/23		50	57,977
King County School District No. 405 Bellevue GO
5.00%, 12/01/23	(GTD)	125	145,314
Pierce County School District No. 320 Sumner GO
5.00%, 12/01/23	(GTD)	140	162,334
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/23	(GTD)	30	34,430
Pierce County School District No. 416 White River GO
5.00%, 12/01/23		20	23,226

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Port of Seattle WA RB
Series B
5.00%, 03/01/23		$55	$62,761
Port of Tacoma WA RB
Series A
4.00%, 12/01/23		50	55,245
Skagit County School District No. 103 Anacortes GO
5.00%, 12/01/23	(GTD)	25	29,108
Snohomish County School District No. 15 Edmonds GO
4.00%, 12/01/23	(GTD)	20	22,156
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/23		20	23,250
Snohomish County School District No. 4 Lake Stevens GO
5.00%, 12/01/23	(GTD)	140	162,334
Spokane & Whitman Counties School District No. 360 Cheney GO
5.00%, 12/01/23	(GTD)	65	75,369
State of Washington COP
5.00%, 07/01/23		10	11,510
Series A
5.00%, 07/01/23		185	212,929
State of Washington GO
Series A
5.00%, 08/01/23		95	109,981
Series B
5.00%, 07/01/23		95	109,817
Series R
4.00%, 07/01/23		50	55,242
5.00%, 07/01/23		250	288,992
Series R-2017A
5.00%, 08/01/23		20	23,154
State of Washington RB
5.00%, 09/01/23		180	206,737
University of Washington RB
Series A
4.00%, 12/01/23		20	22,179
Series C
5.00%, 12/01/23		55	64,003
Washington State University RB
5.00%, 04/01/23		30	34,315
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/23		15	17,393

			2,999,107
WEST VIRGINIA — 0.45%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/23		75	86,157
State of West Virginia GO
Series A
5.00%, 06/01/23		65	74,740
5.00%, 11/01/23		30	34,757

			195,654
WISCONSIN — 1.03%
City of Madison WI Water Utility Revenue RB
5.00%, 01/01/23		50	56,911

Security	Principal or Shares (000s)	Value
Milwaukee County Metropolitan Sewer District GO
Series A
5.00%, 10/01/23	$40	$46,488
State of Wisconsin GO
Series 1
5.00%, 05/01/23	50	57,569
5.00%, 11/01/23	60	69,725
Series 2
5.00%, 11/01/23	25	29,052
Series C
5.00%, 05/01/23	40	46,056
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/23	40	44,107
Series A
5.00%, 07/01/23	20	23,097
Wisconsin Health & Educational Facilities Authority RB
5.00%, 11/15/23	20	23,203
WPPI Energy RB
Series A
5.00%, 07/01/23	50	57,162

		453,370

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $43,884,853)		43,276,293

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Liquidity Funds: MuniCash
0.95%[b,c]	144	144,184

		144,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,176)		144,184

TOTAL INVESTMENTS IN SECURITIES — 99.10%
(Cost: $44,029,029)		43,420,477
Other Assets, Less Liabilities — 0.90%		392,865

NET ASSETS — 100.00%		$43,813,342

COP   —  Certificates of Participation

ETM  —   Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

January 31, 2018

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

a Zero-coupon bond.

b Affiliate of the Fund.

c Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	1,920	—	(1,776)[a]	144	$144,184	$918	$(184)	$8

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$43,276,293	$—	$43,276,293
Money market funds	144,184	—	—	144,184

Total	$144,184	$43,276,293	$—	$43,420,477

407

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.38%

ADVERTISING — 0.68%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$360	$371,607
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	545	549,349
WPP Finance 2010
3.75%, 09/19/24	509	514,436

		1,435,392
AEROSPACE & DEFENSE — 1.60%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)[a]	683	676,703
General Dynamics Corp.
2.38%, 11/15/24 (Call 09/15/24)	393	378,710
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	191	195,210
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)[a]	208	208,601
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	1,076	1,068,608
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)[a]	841	822,523

		3,350,355
AGRICULTURE — 1.89%
Altria Group Inc.
4.00%, 01/31/24	1,312	1,370,712
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[b]	1,845	1,811,864
Philip Morris International Inc.
3.25%, 11/10/24	781	781,960

		3,964,536
AIRLINES — 0.10%
Continental Airlines Inc. Pass Through Trust
Series 2012-2, Class A
4.00%, 04/29/26[a]	206	210,733

		210,733
AUTO MANUFACTURERS — 1.43%
American Honda Finance Corp.
2.90%, 02/16/24	385	381,208
Ford Motor Credit Co. LLC
3.66%, 09/08/24	400	397,380
3.81%, 01/09/24 (Call 11/09/23)	400	402,356
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	1,150	1,163,455
Toyota Motor Credit Corp.
2.90%, 04/17/24[a]	669	664,999

		3,009,398

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.47%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	$352	$363,774
Lear Corp.
5.38%, 03/15/24 (Call 03/15/19)	100	105,742
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	512	521,237

		990,753
BANKS — 19.78%
Bank of America Corp.
4.00%, 04/01/24	1,950	2,026,499
4.13%, 01/22/24	1,941	2,030,286
4.20%, 08/26/24[a]	2,354	2,446,960
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	515	516,457
3.40%, 05/15/24 (Call 04/15/24)	556	563,473
3.65%, 02/04/24 (Call 01/05/24)	523	537,869
Barclays PLC
4.38%, 09/11/24[a]	1,000	1,009,740
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)[a]	321	314,439
BNP Paribas SA
4.25%, 10/15/24	600	626,814
BPCE SA
4.00%, 04/15/24	750	779,895
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	178	175,001
3.75%, 04/24/24 (Call 03/24/24)	1,175	1,191,767
Citigroup Inc.
3.75%, 06/16/24	935	954,887
4.00%, 08/05/24	395	404,334
Credit Suisse AG/New York NY
3.63%, 09/09/24	1,645	1,671,994
Deutsche Bank AG/London
3.70%, 05/30/24[a]	1,490	1,483,086
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	790	826,395
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	1,873	1,915,704
4.00%, 03/03/24	2,336	2,408,650
HSBC Holdings PLC
4.25%, 03/14/24[a]	1,450	1,491,789
HSBC USA Inc.
3.50%, 06/23/24	590	596,431
Intesa Sanpaolo SpA
5.25%, 01/12/24	600	648,810
JPMorgan Chase & Co.
3.63%, 05/13/24	1,632	1,664,950
3.88%, 02/01/24	1,300	1,345,669
3.88%, 09/10/24	2,255	2,309,864
Lloyds Banking Group PLC
4.50%, 11/04/24	600	620,226
Morgan Stanley
3.70%, 10/23/24	2,330	2,366,954
Series F
3.88%, 04/29/24	2,597	2,668,106

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)[c]	$250	$251,520
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	537	553,540
Santander UK PLC
4.00%, 03/13/24	845	875,919
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	251,450
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	555	575,862
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,126	1,149,274
Wells Fargo & Co.
3.30%, 09/09/24	1,936	1,937,007
4.48%, 01/16/24	289	307,175

		41,498,796
BEVERAGES — 1.48%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	1,317	1,354,666
Constellation Brands Inc.
4.75%, 11/15/24	490	526,598
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	1,177	1,215,029

		3,096,293
BIOTECHNOLOGY — 1.82%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	1,163	1,190,121
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	984	994,529
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	1,583	1,631,535

		3,816,185
BUILDING MATERIALS — 0.18%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[d]	213	217,192
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)[a]	158	163,560

		380,752
CHEMICALS — 2.06%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	58	58,975
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	70	71,855
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	361	376,931
Braskem Finance Ltd.
6.45%, 02/03/24	200	226,132

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	$1,122	$1,136,462
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	175	178,346
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	600	675,870
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	108	108,945
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	583	583,630
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	319	322,981
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	600	590,322

		4,330,449
COMMERCIAL SERVICES — 0.23%
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	438	473,982

		473,982
COMPUTERS — 3.53%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)	1,165	1,149,855
3.00%, 02/09/24 (Call 12/09/23)[a]	1,220	1,215,950
3.45%, 05/06/24	2,377	2,424,231
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	635	653,993
International Business Machines Corp.
3.63%, 02/12/24	1,235	1,271,025
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	200	196,746
Seagate HDD Cayman
4.88%, 03/01/24 (Call 01/01/24)[b]	479	483,828

		7,395,628
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
3.25%, 03/15/24[a]	410	417,195
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	200	194,340

		611,535
DIVERSIFIED FINANCIAL SERVICES — 4.02%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	614	635,103
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)[a]	919	901,539
3.63%, 12/05/24 (Call 11/04/24)	675	683,721
Ameriprise Financial Inc.
3.70%, 10/15/24	428	437,990
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	694	711,281
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	579	584,084

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Invesco Finance PLC
4.00%, 01/30/24	$203	$211,709
Mastercard Inc.
3.38%, 04/01/24	1,062	1,082,592
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)[a]	742	770,359
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (Call 12/07/23)	328	325,543
ORIX Corp.
3.25%, 12/04/24	160	156,837
Stifel Financial Corp.
4.25%, 07/18/24	492	500,718
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,029	1,053,346
Washington Prime Group LP
5.95%, 08/15/24 (Call 06/15/24)[a]	375	380,872

		8,435,694
ELECTRIC — 3.45%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)[a]	383	376,267
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	55,745
Dominion Energy Inc.
3.63%, 12/01/24 (Call 09/01/24)	523	529,914
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	420	433,957
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	410	412,485
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	981	1,004,632
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	150	155,901
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	340	349,632
Entergy Louisiana LLC
5.40%, 11/01/24	225	251,638
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	275	278,107
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	135	136,748
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	660	680,717
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	543	545,308
3.75%, 02/15/24 (Call 11/15/23)	485	494,118
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	125	128,999
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	393	404,083
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	610	629,593
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	285	290,902

Security	Principal (000s)	Value
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	$75	$76,125

		7,234,871
ELECTRONICS — 0.63%
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	355	347,921
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	85	84,437
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	388	375,999
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	320	332,867
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	75	79,292
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	108	109,700

		1,330,216
ENGINEERING & CONSTRUCTION — 0.19%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	385	389,401

		389,401
ENVIRONMENTAL CONTROL — 0.18%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	360	366,984

		366,984
FOOD — 1.29%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	400	412,132
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	370	381,259
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	700	693,182
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	1,175	1,214,515

		2,701,088
FOREST PRODUCTS & PAPER — 0.92%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	209,610
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	315	337,059
Georgia-Pacific LLC
8.00%, 01/15/24	306	384,006
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	976	995,852

		1,926,527

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
GAS — 0.56%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	$378	$382,045
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	537	542,794
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	241	241,525

		1,166,364
HEALTH CARE — PRODUCTS — 2.05%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,162	1,143,257
3.73%, 12/15/24 (Call 09/15/24)	1,446	1,449,022
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	444	457,524
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	275	278,149
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)[a]	937	977,300

		4,305,252
HEALTH CARE — SERVICES — 1.61%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	1,139	1,141,722
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	143	142,554
3.50%, 08/15/24 (Call 05/15/24)[a]	1,068	1,076,640
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	735	750,362
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	108	106,912
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	150	156,726

		3,374,916
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
4.00%, 03/01/24	150	155,467

		155,467
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)[a]	184	187,754

		187,754
HOUSEWARES — 0.28%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	583	592,054

		592,054

Security	Principal (000s)	Value
INSURANCE — 3.79%
Aflac Inc.
3.63%, 11/15/24	$1,045	$1,071,386
American International Group Inc.
4.13%, 02/15/24[a]	1,325	1,375,721
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	708	711,816
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	216	231,278
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	197	202,492
Chubb INA Holdings Inc.
3.35%, 05/15/24	257	259,501
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	512	522,588
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	655	663,934
MetLife Inc.
3.60%, 04/10/24	1,304	1,329,624
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	225	238,543
Prudential Financial Inc.
3.50%, 05/15/24	525	535,274
Unum Group
4.00%, 03/15/24	155	158,591
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	555	555,821
XLIT Ltd.
6.38%, 11/15/24	75	86,569

		7,943,138
INTERNET — 2.90%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)[a]	1,150	1,162,409
Alphabet Inc.
3.38%, 02/25/24	910	938,965
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)[b]	1,407	1,380,872
3.80%, 12/05/24 (Call 09/05/24)[a]	1,423	1,481,329
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	805	802,859
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	314	324,459

		6,090,893
MACHINERY — 1.01%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	300	302,346
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	1,097	1,120,728
John Deere Capital Corp.
2.65%, 06/24/24	233	227,098
3.35%, 06/12/24[a]	470	476,806

		2,126,978

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
MANUFACTURING — 1.55%
General Electric Co.
3.38%, 03/11/24	$704	$703,197
3.45%, 05/15/24 (Call 02/13/24)	576	578,517
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	356	367,378
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	245	248,866
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	560	563,618
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	425	443,305
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	345	345,479

		3,250,360
MEDIA — 2.76%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	515	529,229
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	565	571,125
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	936	928,587
3.60%, 03/01/24	1,198	1,226,764
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)[a]	233	234,538
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	68,034
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	300	305,289
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	1,242	1,243,093
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	675	680,859

		5,787,518
METAL FABRICATE & HARDWARE — 0.05%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	98,584

		98,584
MINING — 0.12%
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	240	250,291

		250,291
OFFICE & BUSINESS EQUIPMENT — 0.41%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	539	513,160

Security	Principal (000s)	Value
Xerox Corp.
3.80%, 05/15/24[a]	$350	$349,451

		862,611
OIL & GAS — 5.42%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	441	438,133
BP Capital Markets PLC
3.22%, 04/14/24 (Call 02/14/24)	579	583,024
3.54%, 11/04/24	1,184	1,212,238
3.81%, 02/10/24	692	719,583
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	310	315,856
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	1,241	1,230,650
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	435	457,120
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	1,020	1,037,595
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)[a]	963	976,241
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	143	142,724
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	538	552,725
Kerr-McGee Corp.
6.95%, 07/01/24	171	201,794
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	525	532,061
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	627	642,111
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	872	884,827
Total Capital International SA
3.70%, 01/15/24	703	728,758
3.75%, 04/10/24	680	707,724

		11,363,164
OIL & GAS SERVICES—0.20%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)[a]	423	410,771

		410,771
PACKAGING & CONTAINERS—0.43%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	383	388,063
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	525	512,458

		900,521
PHARMACEUTICALS — 3.97%
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	840	850,836
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	215	215,800

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	$882	$855,064
3.50%, 11/15/24 (Call 08/15/24)	283	281,622
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)[a]	736	725,799
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	899	897,427
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	1,116	1,144,569
Novartis Capital Corp.
3.40%, 05/06/24	1,492	1,527,271
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	400	401,780
Pfizer Inc.
3.40%, 05/15/24	1,166	1,193,086
Wyeth LLC
6.45%, 02/01/24	207	244,957

		8,338,211
PIPELINES — 4.82%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	455	477,991
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	83	84,189
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[a]	325	324,012
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	585	582,789
Energy Transfer LP
4.90%, 02/01/24 (Call 11/01/23)	208	217,955
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	410	419,004
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	481	497,301
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	268	266,912
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	579	594,668
4.25%, 09/01/24 (Call 06/01/24)	668	690,912
4.30%, 05/01/24 (Call 02/01/24)	291	301,240
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	1,370	1,462,434
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	502	490,032
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	1,155	1,268,560
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	619	662,070
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	328	333,189
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	870	905,566
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	504	525,289

		10,104,113

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 4.55%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	$85	$87,326
American Tower Corp.
5.00%, 02/15/24	787	848,229
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	175	177,184
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	771	788,864
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	285	252,020
DDR Corp.
3.90%, 08/15/24 (Call 06/15/24)	165	165,520
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	100	101,480
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	158	160,967
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,081	1,095,226
4.20%, 03/01/24 (Call 12/01/23)	235	242,346
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	175	181,417
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	330	330,195
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	158	155,210
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	275	262,878
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	157,757
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	345	348,346
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	175	176,991
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	340	349,217
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	158	162,280
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	253	257,481
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	333	326,806
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	748	752,406
3.75%, 02/01/24 (Call 11/01/23)	440	451,845
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	150	151,974
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	345	349,344
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	440	455,809
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	315	331,991
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	408	421,089

		9,542,198

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
RETAIL — 4.03%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$275	$270,957
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	1,042	1,024,911
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	882	918,074
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	273	272,539
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	600	574,692
McDonald’s Corp.
3.25%, 06/10/24	301	305,970
QVC Inc.
4.85%, 04/01/24	436	452,088
Target Corp.
3.50%, 07/01/24[a]	1,023	1,053,475
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	1,838	1,862,262
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	461	453,338
3.30%, 04/22/24 (Call 01/22/24)	1,245	1,274,980

		8,463,286
SEMICONDUCTORS — 3.16%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[b]	2,234	2,203,908
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	1,471	1,457,202
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	848	905,037
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	1,555	1,493,733
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	585	572,358

		6,632,238
SOFTWARE — 1.93%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	329	339,758
Microsoft Corp.
2.88%, 02/06/24 (Call 12/06/23)[a]	1,876	1,866,320
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	379	374,104
3.40%, 07/08/24 (Call 04/08/24)	1,451	1,477,553

		4,057,735
TELECOMMUNICATIONS — 4.69%
AT&T Inc.
3.40%, 08/14/24 (Call 06/14/24)	1,337	1,336,532
3.80%, 03/01/24 (Call 01/01/24)	875	884,135
3.90%, 03/11/24 (Call 12/11/23)	830	844,318
4.45%, 04/01/24 (Call 01/01/24)	1,559	1,626,707

Security	Principal (000s)	Value
Cisco Systems Inc.
3.63%, 03/04/24	$1,095	$1,133,128
Juniper Networks Inc.
4.50%, 03/15/24	500	519,280
Motorola Solutions Inc.
4.00%, 09/01/24[a]	294	297,255
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	2,455	2,469,067
4.15%, 03/15/24 (Call 12/15/23)	691	719,683

		9,830,105
TRANSPORTATION — 1.52%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	628	641,766
3.75%, 04/01/24 (Call 01/01/24)[a]	339	355,404
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	295	292,882
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	606	612,957
FedEx Corp.
4.00%, 01/15/24	481	503,674
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	265	275,043
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	170	176,173
3.75%, 03/15/24 (Call 12/15/23)	318	330,723

		3,188,622
WATER — 0.19%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	390	403,771

		403,771

TOTAL CORPORATE BONDS & NOTES
(Cost: $207,453,206)		206,376,483

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.87%

MONEY MARKET FUNDS — 5.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,e,f]	11,083	$11,084,722
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,e]	1,240	1,239,602

		12,324,324

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,323,236)		12,324,324

TOTAL INVESTMENTS IN SECURITIES — 104.25%
(Cost: $219,776,442)		218,700,807
Other Assets, Less Liabilities — (4.25)%		(8,919,801)

NET ASSETS — 100.00%		$209,781,006

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares
	9,980	1,103	[a]	—	11,083	$11,084,722	$16,459	[b]	$(265)	$252
BlackRock Cash Funds: Treasury, SL Agency Shares
	905	335	[a]	—	1,240	1,239,602	2,362		—	—
PNC Bank N.A.
3.30%, 10/30/24	$250	$—		$—	$250	251,520	1,927		—	(5,382)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	476	61		—	537	553,540	4,068		—	(9,864)

						$13,129,384	$24,816		$(265)	$(14,994)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$206,376,483	$—	$206,376,483
Money market funds	12,324,324	—	—	12,324,324

Total	$12,324,324	$206,376,483	$—	$218,700,807

416

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.28%

AEROSPACE & DEFENSE — 1.06%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$350	$338,804
Embraer Netherlands Finance BV
5.05%, 06/15/25	825	859,675
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	405	412,902
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	895	876,330
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	675	656,734

		3,144,445
AGRICULTURE — 1.36%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	1,145	1,145,458
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,764	2,899,436

		4,044,894
AIRLINES — 0.08%
U.S. Airways Pass Through Trust Series 2013-1
3.95%, 05/15/27	39	39,292
United Airlines Pass Through Trust Series 2013-1A, Class A
4.30%, 02/15/27	192	199,633

		238,925
AUTO MANUFACTURERS — 1.35%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,275	1,287,470
General Motors Co.
4.00%, 04/01/25[a]	355	356,796
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	1,260	1,274,175
4.30%, 07/13/25 (Call 04/13/25)[a]	1,072	1,094,555

		4,012,996
AUTO PARTS & EQUIPMENT — 0.37%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	50,857
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	755	799,137
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	261,207

		1,111,201

Security	Principal (000s)	Value
BANKS — 22.66%
Australia & New Zealand Banking Group Ltd./New York NY
3.70%, 11/16/25	$500	$513,490
Bank of America Corp.
3.88%, 08/01/25	2,770	2,866,396
4.00%, 01/22/25	1,905	1,947,329
Series L
3.95%, 04/21/25	2,644	2,692,121
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)	1,249	1,229,216
3.95%, 11/18/25 (Call 10/18/25)	331	344,839
Barclays PLC
3.65%, 03/16/25	2,000	1,975,240
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	1,300	1,320,501
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	1,755	1,709,879
4.20%, 10/29/25 (Call 09/29/25)	1,421	1,440,496
Citigroup Inc.
3.30%, 04/27/25	1,453	1,439,589
3.88%, 03/26/25	877	883,928
4.40%, 06/10/25	2,390	2,483,330
5.50%, 09/13/25	1,720	1,912,709
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	778	798,975
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	496,725
Cooperatieve Rabobank UA
4.38%, 08/04/25	815	845,546
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	1,800	1,810,170
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	2,350	2,352,773
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	2,328	2,326,184
3.75%, 05/22/25 (Call 02/22/25)	1,675	1,695,485
4.25%, 10/21/25	2,918	2,998,128
HSBC Holdings PLC
4.25%, 08/18/25	1,600	1,635,520
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	2,634	2,606,027
3.90%, 07/15/25 (Call 04/15/25)	3,069	3,173,837
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	1,000	1,001,330
Lloyds Bank PLC
3.50%, 05/14/25	200	201,846
Lloyds Banking Group PLC
4.58%, 12/10/25[a]	1,600	1,650,608
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,000	975,810
Morgan Stanley
4.00%, 07/23/25	3,181	3,284,574
5.00%, 11/24/25[a]	1,965	2,125,285
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	175	170,613
Northern Trust Corp.
3.95%, 10/30/25	776	807,482
PNC Bank N.A.

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.95%, 02/23/25 (Call 01/24/25)[b]	$1,000	$979,880
3.25%, 06/01/25 (Call 05/02/25)[b]	850	846,413
4.20%, 11/01/25 (Call 10/02/25)[b]	250	263,668
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	1,355	1,394,254
Santander Issuances SAU
5.18%, 11/19/25	1,800	1,929,618
State Street Corp.
3.55%, 08/18/25	1,708	1,740,828
SVB Financial Group
3.50%, 01/29/25	470	464,332
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	575	559,584
Wells Fargo & Co.
3.00%, 02/19/25	2,714	2,659,937
3.55%, 09/29/25	2,655	2,686,966

		67,241,461
BEVERAGES — 1.46%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	250	249,808
Coca-Cola Co. (The)
2.88%, 10/27/25	1,724	1,697,778
Constellation Brands Inc.
4.75%, 12/01/25	625	673,119
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	300	294,984
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	1,027	1,006,511
3.50%, 07/17/25 (Call 04/17/25)	405	413,861

		4,336,061
BIOTECHNOLOGY — 3.39%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)[a]	1,335	1,321,797
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	2,100	2,138,115
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	1,945	2,020,991
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	2,933	2,992,598
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)[a]	1,555	1,581,233

		10,054,734
BUILDING MATERIALS — 0.52%
Fortune Brands Home & Security Inc.
4.00%, 06/15/25 (Call 03/15/25)	300	309,453
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[a]	750	786,330
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	435	455,937

		1,551,720

Security	Principal (000s)	Value
CHEMICALS — 1.17%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	$445	$440,069
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)[a]	940	968,585
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	405	391,198
5.50%, 08/15/25	50	56,318
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	875	841,724
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	173	168,319
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	618	612,901

		3,479,114
COMMERCIAL SERVICES — 0.86%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	849	863,722
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	377	397,663
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	790	820,684
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	450	459,742

		2,541,811
COMPUTERS — 2.97%
Apple Inc.
2.50%, 02/09/25	1,276	1,223,250
2.75%, 01/13/25 (Call 11/13/24)	630	613,809
3.20%, 05/13/25	2,616	2,616,026
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[a]	2,736	2,865,194
International Business Machines Corp.
7.00%, 10/30/25	336	422,742
Seagate HDD Cayman
4.75%, 01/01/25[a]	1,070	1,062,242

		8,803,263
COSMETICS & PERSONAL CARE — 0.15%
Unilever Capital Corp.
3.10%, 07/30/25	450	446,895

		446,895
DIVERSIFIED FINANCIAL SERVICES — 4.70%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	250	243,688
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	93,848
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	575	558,595
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	122,371

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	$1,160	$1,153,516
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)[a]	845	839,499
Franklin Resources Inc.
2.85%, 03/30/25	200	195,332
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,050	2,013,838
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	1,653	1,705,251
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	485	512,475
Lazard Group LLC
3.75%, 02/13/25[a]	430	429,716
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	420	410,962
3.25%, 11/01/25 (Call 08/01/25)	350	350,493
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	1,065	1,099,293
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	101,964
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	4,125	4,117,781

		13,948,622
ELECTRIC — 3.25%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	75	74,897
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,154
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	500	508,685
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	1,145	1,173,304
DTE Electric Co.
3.80%, 03/01/25 (Call 12/01/24)	105	106,112
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	632	633,687
Eversource Energy
Series H
3.15%, 01/15/25 (Call 10/15/24)	300	295,455
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	1,560	1,597,736
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)[a]	950	949,059
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,141
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	555	555,627
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	49,022
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	1,140	1,130,481
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)[a]	250	246,113

Security	Principal (000s)	Value
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	$250	$251,393
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	905	942,349
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	285	281,819
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	420	424,813
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	380	379,301

		9,655,148
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	100,164

		100,164
ELECTRONICS — 0.26%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	205	205,720
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	525	552,247

		757,967
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	579	571,699
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	575	569,612

		1,141,311
FOOD — 1.51%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[a]	50	49,731
JM Smucker Co. (The)
3.50%, 03/15/25	1,206	1,220,026
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	2,380	2,410,464
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	772	793,508

		4,473,729
GAS — 0.57%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	700	744,163
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	435	440,055
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	520	518,507

		1,702,725
HEALTH CARE — PRODUCTS — 3.29%
Abbott Laboratories

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.95%, 03/15/25 (Call 12/15/24)	$1,184	$1,149,498
3.88%, 09/15/25 (Call 06/15/25)	285	291,156
Boston Scientific Corp.
3.85%, 05/15/25	1,101	1,117,669
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	260	263,962
Medtronic Inc.
3.50%, 03/15/25	4,026	4,097,301
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	965	970,935
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	125	126,626
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	1,762	1,734,002

		9,751,149
HEALTH CARE — SERVICES —1.60%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,312	1,291,008
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	895	896,477
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	124,715
UnitedHealth Group Inc.
3.75%, 07/15/25	2,350	2,428,137

		4,740,337
HOLDING COMPANIES - DIVERSIFIED — 0.20%
Apollo Investment Corp.
5.25%, 03/03/25	50	50,753
Ares Capital Corp.
4.25%, 03/01/25 (Call 01/01/25)	548	541,287

		592,040
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 05/01/25	250	252,655

		252,655
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
3.05%, 08/15/25	310	306,779

		306,779
HOUSEWARES — 0.10%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	300	300,267

		300,267

Security	Principal (000s)	Value
INSURANCE — 2.22%
Aflac Inc.
3.25%, 03/17/25	$325	$324,382
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	215	213,097
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	1,447	1,461,499
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	875	896,787
Chubb INA Holdings Inc.
3.15%, 03/15/25	480	476,770
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	325	327,363
Lincoln National Corp.
3.35%, 03/09/25	175	173,474
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	365	369,176
MetLife Inc.
3.00%, 03/01/25	566	556,118
3.60%, 11/13/25 (Call 08/13/25)[a]	572	582,856
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	245	244,221
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	300	301,143
XLIT Ltd.
4.45%, 03/31/25	652	657,920

		6,584,806
INTERNET — 0.66%
Amazon.com Inc.
5.20%, 12/03/25 (Call 09/03/25)	1,162	1,308,005
Baidu Inc.
4.13%, 06/30/25	265	270,523
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	387	387,998

		1,966,526
LEISURE TIME — 0.23%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	675	678,652

		678,652
LODGING — 0.40%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)[a]	400	404,256
3.75%, 10/01/25 (Call 07/01/25)	375	379,091
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)[a]	395	411,934

		1,195,281
MACHINERY — 0.40%
John Deere Capital Corp.
3.40%, 09/11/25[a]	560	568,075

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	$50	$48,402
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	544	554,440

		1,170,917
MANUFACTURING — 0.32%
3M Co.
3.00%, 08/07/25	725	720,266
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	100	99,342
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	119	121,151

		940,759
MEDIA — 3.98%
21st Century Fox America Inc.
3.70%, 10/15/25 (Call 07/15/25)[a]	827	849,089
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	560	555,145
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)[a]	4,014	4,192,824
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	691	695,284
3.38%, 08/15/25 (Call 05/15/25)[a]	2,201	2,209,452
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)[a]	326	316,523
Grupo Televisa SAB
6.63%, 03/18/25[a]	300	348,015
Scripps Networks Interactive Inc.
3.95%, 06/15/25 (Call 03/15/25)	180	179,022
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	1,633	1,613,143
Walt Disney Co. (The)
3.15%, 09/17/25	858	859,759

		11,818,256
METAL FABRICATE & HARDWARE — 0.39%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,150	1,157,648

		1,157,648
MINING — 0.75%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,502	1,548,247
Southern Copper Corp.
3.88%, 04/23/25	650	669,071

		2,217,318

Security	Principal (000s)	Value
OIL & GAS — 3.97%
BP Capital Markets PLC
3.51%, 03/17/25[a]	$1,003	$1,025,447
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	835	849,579
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	950	960,659
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	250	259,103
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	405	409,273
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)	510	587,821
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)[a]	510	502,610
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	2,056	2,007,992
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)	130	136,063
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	975	983,405
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	1,126	1,145,356
Shell International Finance BV
3.25%, 05/11/25	2,708	2,723,327
Valero Energy Corp.
3.65%, 03/15/25	175	177,758

		11,768,393
OIL & GAS SERVICES — 0.76%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	2,216	2,268,519

		2,268,519
PHARMACEUTICALS — 6.70%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	3,833	3,870,180
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)[a]	3,960	3,979,642
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	415	408,372
AstraZeneca PLC
3.38%, 11/16/25[a]	2,245	2,235,279
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[a]	365	365,007
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)[a]	2,979	3,005,245
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	780	768,854
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	664	691,244
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)[a]	2,278	2,228,613
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	1,840	1,830,101

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	$469	$503,457

		19,885,994
PIPELINES — 5.04%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	675	710,384
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	693	783,069
Energy Transfer LP
4.05%, 03/15/25 (Call 12/15/24)[a]	929	926,947
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	865	867,033
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	900	919,269
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	1,632	1,689,381
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	450	454,311
4.88%, 06/01/25 (Call 03/01/25)	1,350	1,435,185
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	305	326,676
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	205	204,711
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	1,152	1,193,046
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	2,035	2,225,741
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	210	208,343
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	785	870,031
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	130	133,727
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	315	311,850
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	835	845,554
4.00%, 09/15/25 (Call 06/15/25)	837	850,928

		14,956,186
REAL ESTATE — 0.57%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	175	177,240
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	395	427,840
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,047	1,076,505

		1,681,585
REAL ESTATE INVESTMENT TRUSTS — 4.17%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	789	798,886

Security	Principal (000s)	Value
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	$535	$538,643
3.50%, 11/15/25 (Call 08/15/25)	220	221,705
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	475	467,272
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	150	149,606
Corporate Office Properties LP
5.00%, 07/01/25 (Call 04/01/25)	100	104,988
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)	50	50,520
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	529	515,098
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	375	401,347
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)[a]	251	252,955
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	335	336,564
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	250	248,278
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	970	952,016
4.00%, 06/01/25 (Call 03/01/25)	485	493,919
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	125	127,946
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	450	452,394
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	220	227,095
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	838	820,067
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	100,599
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	281	285,356
National Retail Properties Inc.
4.00%, 11/15/25 (Call 08/15/25)	520	525,512
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	600	590,244
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	455	451,201
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	500	503,295
UDR Inc.
4.00%, 10/01/25 (Call 07/01/25)	375	383,760
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	775	769,203
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	1,462	1,493,316
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	99,555

		12,361,340
RETAIL — 2.14%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)[a]	660	678,803
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	545	533,931

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)[a]	$320	$333,738
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	1,008	1,019,985
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	470	478,380
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	1,125	1,131,536
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	790	797,632
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	880	887,665
Tapestry Inc.
4.25%, 04/01/25 (Call 01/01/25)	490	496,620

		6,358,290
SEMICONDUCTORS — 2.67%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	1,056	1,083,403
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	1,000	1,042,150
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)[c]	650	613,463
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	2,499	2,588,839
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	272	279,086
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	2,340	2,299,635

		7,906,576
SOFTWARE — 3.58%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	550	553,800
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	305	316,160
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	1,255	1,364,938
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	785	807,192
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,125	2,078,080
3.13%, 11/03/25 (Call 08/03/25)	2,969	2,975,176
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	2,568	2,529,120

		10,624,466
TELECOMMUNICATIONS — 3.70%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	4,843	4,711,173
3.95%, 01/15/25 (Call 10/15/24)	1,513	1,530,324
Cisco Systems Inc.
3.50%, 06/15/25[a]	285	293,881

Security	Principal or Shares (000s)	Value
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	$125	$126,991
Motorola Solutions Inc.
7.50%, 05/15/25[a]	200	238,294
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	780	785,382
Verizon Communications Inc.
3.38%, 02/15/25	3,325	3,291,185

		10,977,230
TRANSPORTATION — 1.82%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	720	715,299
3.65%, 09/01/25 (Call 06/01/25)	810	835,361
7.00%, 12/15/25	50	62,452
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,100	1,070,476
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	1,010	1,011,131
FedEx Corp.
3.20%, 02/01/25	930	927,926
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	175	176,818
3.25%, 08/15/25 (Call 05/15/25)	585	590,522

		5,389,985
TRUCKING & LEASING — 0.03%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	105	102,032

		102,032
WATER — 0.29%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	858	864,203

		864,203

TOTAL CORPORATE BONDS & NOTES
(Cost: $292,870,102)		291,605,375

SHORT-TERM INVESTMENTS — 8.60%

MONEY MARKET FUNDS — 8.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,d,e]	22,863	22,867,177

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b],d	2,646	$2,646,017

		25,513,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,511,634)		25,513,194

TOTAL INVESTMENTS IN SECURITIES — 106.88%
(Cost: $318,381,736)		317,118,569
Other Assets, Less Liabilities — (6.88)%		(20,421,806)

NET ASSETS — 100.00%		$296,696,763

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,618	8,245	[a]	—	22,863	$22,867,177	$10,612	[b]	$(764)	$1,082
BlackRock Cash Funds: Treasury, SL Agency Shares	1,509	1,137	[a]	—	2,646	2,646,017	4,279		—	—
PNC Bank N.A.
2.95%, 02/23/25	$500	$500		$—	$1,000	979,880	3,930		—	(11,373)
3.25%, 06/01/25	850	—		—	850	846,413	6,480		—	(19,123)
4.20%, 11/01/25	250	—		—	250	263,668	2,233		—	(5,023)

						$27,603,155	$27,534		$(764)	$(34,438)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$291,605,375	$—	$291,605,375
Money market funds	25,513,194	—	—	25,513,194

Total	$25,513,194	$291,605,375	$—	$317,118,569

425

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.44%

ADVERTISING — 0.34%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$331	$329,173

		329,173
AEROSPACE & DEFENSE — 1.59%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	145	135,260
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	305	280,091
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	170	171,401
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	693	706,915
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	255	240,896

		1,534,563
AGRICULTURE — 0.76%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	50	47,163
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	195	182,744
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	150	142,135
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	370	354,675

		726,717
AIRLINES — 0.19%
American Airlines Pass Through Trust Series 2014-1, Class A
3.70%, 04/01/28	42	41,684
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)[a]	150	143,964

		185,648
APPAREL — 0.43%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	445	417,130

		417,130
AUTO MANUFACTURERS — 1.56%
American Honda Finance Corp.
2.30%, 09/09/26	110	101,854
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	612	616,749
Ford Motor Credit Co. LLC
4.39%, 01/08/26	100	102,024

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	$375	$372,454
5.25%, 03/01/26 (Call 12/01/25)[a]	289	311,597

		1,504,678
AUTO PARTS & EQUIPMENT — 0.15%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	140	145,524

		145,524
BANKS — 28.28%
Bank of America Corp.
3.50%, 04/19/26	681	685,202
4.25%, 10/22/26	640	662,157
4.45%, 03/03/26	849	889,591
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	230	213,911
2.80%, 05/04/26 (Call 02/04/26)	215	205,837
Bank One Corp.
7.63%, 10/15/26	75	94,890
Barclays PLC
4.38%, 01/12/26[a]	585	601,029
5.20%, 05/12/26	555	586,263
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	613	598,129
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	814	793,178
3.40%, 05/01/26	630	623,366
3.70%, 01/12/26	510	515,814
4.30%, 11/20/26	355	365,870
4.60%, 03/09/26	530	558,185
Cooperatieve Rabobank UA
3.75%, 07/21/26	365	362,230
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26[a]	515	541,538
Deutsche Bank AG
4.10%, 01/13/26	175	175,178
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	435	419,540
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)[a]	225	227,545
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	683	672,523
3.75%, 02/25/26 (Call 11/25/25)	753	759,596
HSBC Holdings PLC
3.90%, 05/25/26	510	520,026
4.30%, 03/08/26	875	916,974
4.38%, 11/23/26	340	349,918
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	605	581,187
3.20%, 06/15/26 (Call 03/15/26)	621	608,630
3.30%, 04/01/26 (Call 01/01/26)	1,092	1,078,863
4.13%, 12/15/26	513	531,196
Lloyds Banking Group PLC
4.65%, 03/24/26[a]	725	751,622
Mitsubishi UFJ Financial Group Inc.

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
2.76%, 09/13/26	$215	$201,421
3.85%, 03/01/26	890	903,688
Mizuho Financial Group Inc.
2.84%, 09/13/26[a]	225	211,732
Morgan Stanley
3.13%, 07/27/26	750	725,377
3.88%, 01/27/26	786	802,624
4.35%, 09/08/26[a]	945	978,018
6.25%, 08/09/26	150	177,132
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	232,522
3.38%, 01/14/26	250	248,660
Royal Bank of Canada
4.65%, 01/27/26	598	632,678
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	315	333,248
State Street Corp.
2.65%, 05/19/26[a]	355	337,431
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	639	592,634
3.01%, 10/19/26	271	258,407
3.78%, 03/09/26	506	511,333
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	445	433,288
Series V
2.38%, 07/22/26 (Call 06/22/26)	369	341,543
Wells Fargo & Co.
3.00%, 04/22/26	1,057	1,025,279
3.00%, 10/23/26	981	948,843
4.10%, 06/03/26	787	811,098
Westpac Banking Corp.
2.70%, 08/19/26	217	204,130
2.85%, 05/13/26	457	435,996

		27,237,070
BEVERAGES — 4.73%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,628	2,659,115
Coca-Cola Co. (The)
2.25%, 09/01/26	211	198,154
2.55%, 06/01/26	45	43,091
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	255	256,344
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	240	219,370
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	663	633,258
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	255	238,379
2.85%, 02/24/26 (Call 11/24/25)	315	306,801

		4,554,512
BIOTECHNOLOGY — 1.16%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	426	400,299
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	698	713,712

		1,114,011

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.42%
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	$149	$153,492
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	150	155,784
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	96,819

		406,095
CHEMICALS — 0.65%
Potash Corp. of Saskatchewan Inc.
4.00%, 12/15/26 (Call 09/15/26)[a]	215	219,625
Sherwin-Williams Co. (The)
3.95%, 01/15/26 (Call 10/15/25)	60	61,250
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	348	345,710

		626,585
COMMERCIAL SERVICES — 0.49%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	229	217,055
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	235	251,065

		468,120
COMPUTERS — 3.23%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	708	663,920
3.25%, 02/23/26 (Call 11/23/25)	869	868,348
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[b]	1,206	1,318,797
International Business Machines Corp.
3.45%, 02/19/26[a]	255	258,489

		3,109,554
COSMETICS & PERSONAL CARE — 0.76%
Procter & Gamble Co. (The)
2.45%, 11/03/26	510	481,251
2.70%, 02/02/26	75	72,521
Unilever Capital Corp.
2.00%, 07/28/26	200	180,952

		734,724
DIVERSIFIED FINANCIAL SERVICES — 1.67%
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	100	95,726
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	90	91,244
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	125	125,714

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Invesco Finance PLC
3.75%, 01/15/26	$165	$168,595
Legg Mason Inc.
4.75%, 03/15/26	375	394,901
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	240	235,452
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	141	141,616
Raymond James Financial Inc.
3.63%, 09/15/26	132	130,729
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	230	223,804

		1,607,781
ELECTRIC — 5.58%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	97,931
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	90	90,337
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	50	46,496
CenterPoint Energy Houston Electric LLC
Series Z
2.40%, 09/01/26 (Call 06/01/26)	25	23,251
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	95	93,419
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	50	48,245
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	199	188,523
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	275	259,977
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	205	199,701
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	536	500,276
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	355	347,261
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	50,516
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	75	75,919
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	419	398,435
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	246	242,539
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	520	493,288
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	65	63,489
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	200	190,254
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	295	284,271
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	25	23,052
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	50	47,408
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	780	753,839

Security	Principal (000s)	Value
Southwestern Electric Power Co.
Series K
2.75%, 10/01/26 (Call 07/01/26)	$270	$254,675
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	505	498,526
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	25	23,570
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	75	74,599

		5,369,797
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	40	39,708

		39,708
ELECTRONICS — 1.12%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	25	23,517
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	165	168,693
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[a]	405	398,406
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	517	488,870

		1,079,486
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	150	143,593

		143,593
FOOD — 2.13%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	300	276,933
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	120	115,280
Kellogg Co.
3.25%, 04/01/26	350	341,128
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	710	667,258
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	337	309,531
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	340	336,396

		2,046,526
FOREST PRODUCTS & PAPER — 0.24%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	225	229,054

		229,054

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
GAS — 0.22%
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	$195	$184,930
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	25	24,120

		209,050
HEALTH CARE — PRODUCTS — 2.00%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	939	949,432
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	375	349,793
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	337	341,523
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	302	287,984

		1,928,732
HEALTH CARE — SERVICES — 0.42%
UnitedHealth Group Inc.
3.10%, 03/15/26	413	406,991

		406,991
HOUSEWARES — 0.71%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	670	683,333

		683,333
INSURANCE — 3.78%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	75	72,258
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)[a]	75	74,800
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	602	611,379
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	75	76,671
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	885	874,079
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	135	135,143
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	180	188,377
Hanover Insurance Group Inc. (The)
4.50%, 04/15/26 (Call 01/15/26)	50	51,224
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	155	155,369
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	200	204,068
Manulife Financial Corp.
4.15%, 03/04/26	356	370,073
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	185	189,211
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	180	177,633

Security	Principal (000s)	Value
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	$195	$188,969
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	85	88,231
Voya Financial Inc.
3.65%, 06/15/26	185	184,136

		3,641,621
INTERNET — 0.95%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	555	511,022
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	255	268,058
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	140	139,083

		918,163
IRON & STEEL — 0.54%
Vale Overseas Ltd.
6.25%, 08/10/26	445	515,880

		515,880
LODGING — 0.36%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)[a]	100	107,576
Marriott International Inc./MD
Series R
3.13%, 06/15/26 (Call 03/15/26)	245	236,415

		343,991
MACHINERY — 0.87%
Caterpillar Financial Services Corp.
2.40%, 08/09/26[a]	25	23,521
John Deere Capital Corp.
2.65%, 06/10/26	215	206,563
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	263	267,003
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	260	248,958
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	95	93,122

		839,167
MANUFACTURING — 0.40%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	130	120,758
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	250	238,763
Textron Inc.
4.00%, 03/15/26 (Call 12/15/25)	25	25,683

		385,204

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
MEDIA — 3.03%
21st Century Fox America Inc.
3.38%, 11/15/26 (Call 08/15/26)[a]	$85	$85,078
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	325	329,277
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	865	851,359
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)[a]	225	237,305
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	210	195,134
3.88%, 01/15/26 (Call 10/15/25)	260	258,713
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	275	262,416
Walt Disney Co. (The)
1.85%, 07/30/26	652	587,491
3.00%, 02/13/26	116	114,865

		2,921,638
OIL & GAS — 4.66%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)[a]	341	380,154
Andeavor
5.13%, 12/15/26 (Call 09/15/26)	200	217,632
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	473	467,031
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	523	511,661
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	336	374,062
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)[a]	32	33,611
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	612	609,130
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	240	266,482
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	325	327,386
Pioneer Natural Resources Co.
4.45%, 01/15/26 (Call 10/15/25)	190	201,185
Shell International Finance BV
2.50%, 09/12/26	316	300,484
2.88%, 05/10/26	440	430,676
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	367	362,603

		4,482,097
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	47,383

		47,383
PHARMACEUTICALS — 4.88%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	612	597,520

Security	Principal (000s)	Value
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	$674	$630,891
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	496	518,300
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	675	643,120
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)[a]	670	665,699
Pfizer Inc.
2.75%, 06/03/26	285	275,447
3.00%, 12/15/26	563	554,380
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)[a]	846	809,952

		4,695,309
PIPELINES — 3.63%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	155	171,246
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	245	239,669
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	144	148,628
Energy Transfer LP
4.75%, 01/15/26 (Call 10/15/25)	470	486,849
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	25	25,954
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	360	366,912
EQT Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)[a]	25	24,525
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	100	110,197
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	75	73,342
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)[a]	205	209,947
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (Call 12/31/25)	511	569,591
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	171	166,834
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	100	97,773
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	139	153,257
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	235	298,314
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	200	206,166
Western Gas Partners LP
4.65%, 07/01/26 (Call 04/01/26)	140	144,619

		3,493,823

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
REAL ESTATE — 0.17%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$150	$159,873

		159,873
REAL ESTATE INVESTMENT TRUSTS — 5.44%
Alexandria Real Estate Equities Inc.
4.30%, 01/15/26 (Call 10/15/25)	50	51,496
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	259	249,308
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	75	71,712
2.95%, 05/11/26 (Call 02/11/26)	170	163,776
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	240	224,542
3.65%, 02/01/26 (Call 11/03/25)	400	401,376
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	175	173,416
CBL & Associates LP
5.95%, 12/15/26 (Call 09/15/26)[a]	175	161,374
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	90	86,406
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	405	396,900
4.45%, 02/15/26 (Call 11/15/25)	194	200,416
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	130	121,959
DDR Corp.
4.25%, 02/01/26 (Call 11/01/25)[a]	50	50,112
Duke Realty LP
3.25%, 06/30/26 (Call 03/30/26)	50	48,665
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	200	202,490
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	112	106,754
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	40	38,606
Hospitality Properties Trust
5.25%, 02/15/26 (Call 08/15/25)	55	58,003
Host Hotels & Resorts LP
Series F
4.50%, 02/01/26 (Call 11/01/25)[a]	50	51,466
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	175	161,943
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	50	47,275
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	25	24,208
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	150	142,824
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	200	204,348
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	115	118,389
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	125	123,920
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	297	291,054

Security	Principal (000s)	Value
3.30%, 01/15/26 (Call 10/15/25)	$286	$281,976
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	80	75,471
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	200	191,958
4.13%, 01/15/26 (Call 10/15/25)	136	139,403
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	270	280,136
Welltower Inc.
4.25%, 04/01/26 (Call 01/01/26)	240	248,381
WP Carey Inc.
4.25%, 10/01/26 (Call 07/01/26)	50	50,026

		5,240,089
RETAIL — 3.23%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	50	47,981
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	365	334,362
3.00%, 04/01/26 (Call 01/01/26)	341	334,889
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	570	535,190
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	439	448,654
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	165	164,081
Target Corp.
2.50%, 04/15/26[a]	393	372,175
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	308	282,987
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	605	588,907

		3,109,226
SEMICONDUCTORS — 1.06%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	410	406,400
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	345	329,672
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	285	279,744

		1,015,816
SOFTWARE — 2.61%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	152	150,275
Electronic Arts Inc.
4.80%, 03/01/26 (Call 12/01/25)	50	54,034
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	440	417,956
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,145	1,078,052

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	$854	$812,325

		2,512,642
TELECOMMUNICATIONS — 2.32%
AT&T Inc.
4.13%, 02/17/26 (Call 11/17/25)	819	827,747
7.13%, 03/15/26[b]	50	60,307
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	420	397,878
2.95%, 02/28/26	155	152,060
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	100	95,384
Verizon Communications Inc.
2.63%, 08/15/26	762	704,134

		2,237,510
TRANSPORTATION — 1.37%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	105	101,957
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	395	369,807
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	232	230,583
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	350	338,079
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	195	188,978
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	100	93,922

		1,323,326
TRUCKING & LEASING — 0.07%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)[a]	75	71,571

		71,571

TOTAL CORPORATE BONDS & NOTES
(Cost: $96,377,943)		94,792,484

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.64%

MONEY MARKET FUNDS — 8.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	6,409	$6,410,081
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,911	1,911,017

		8,321,098

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,320,955)		8,321,098

TOTAL INVESTMENTS IN SECURITIES — 107.08%
(Cost: $104,698,898)		103,113,582
Other Assets, Less Liabilities — (7.08)%		(6,814,731)

NET ASSETS — 100.00%		$96,298,851

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,221	188	[a]	—	6,409	$6,410,081	$6,151	[b]	$(573)	$500
BlackRock Cash Funds: Treasury, SL Agency Shares	650	1,261	[a]	—	1,911	1,911,017	1,475		—	—

						$8,321,098	$7,626		$(573)	$500

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$94,792,484	$—	$94,792,484
Money market funds	8,321,098	—	—	8,321,098

Total	$8,321,098	$94,792,484	$—	$103,113,582

433

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.77%

AEROSPACE & DEFENSE — 2.16%
Embraer Netherlands Finance BV
5.40%, 02/01/27	$175	$185,080
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	125	118,190
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	295	289,967
Raytheon Co.
7.20%, 08/15/27	50	65,251
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	325	323,258
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	345	336,941

		1,318,687
AGRICULTURE — 1.68%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)[a]	750	732,067
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (Call 06/25/27)	100	98,197
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	200	195,116

		1,025,380
AIRLINES — 0.65%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 05/01/27	88	86,759
Series 2015-2, Class AA
3.60%, 09/22/27	93	93,491
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	175	172,750
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 12/01/27	46	46,223

		399,223
AUTO MANUFACTURERS — 1.44%
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	75	72,466
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	175	176,087
General Motors Financial Co. Inc.
4.35%, 01/17/27 (Call 10/17/26)	325	330,586
Toyota Motor Credit Corp.
3.20%, 01/11/27	300	300,183

		879,322

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.41%
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	$250	$247,493

		247,493
BANKS — 15.55%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	475	464,331
4.18%, 11/25/27 (Call 11/25/26)	700	717,675
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	270	266,350
Bank One Corp.
8.00%, 04/29/27	70	91,479
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)[b]	480	476,770
Citigroup Inc.
4.45%, 09/29/27	645	673,135
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	660	666,970
5.95%, 01/15/27	250	286,687
ING Groep NV
3.95%, 03/29/27	400	409,908
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	275	272,822
4.25%, 10/01/27	400	417,460
Lloyds Banking Group PLC
3.75%, 01/11/27	200	199,602
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	355	344,080
3.68%, 02/22/27	125	125,297
Mizuho Financial Group Inc.
3.66%, 02/28/27	400	399,836
Morgan Stanley
3.63%, 01/20/27	470	470,804
3.95%, 04/23/27	400	403,204
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[c]	225	220,205
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 06/13/27)[a]	275	278,853
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	350	341,043
3.36%, 07/12/27	375	366,510
3.45%, 01/11/27	125	123,201
U.S. Bancorp.
Series X
3.15%, 04/27/27 (Call 03/27/27)	400	391,068
Wells Fargo & Co.
4.30%, 07/22/27	715	749,034
Westpac Banking Corp.
3.35%, 03/08/27	340	335,366

		9,491,690
BEVERAGES — 1.28%
Coca-Cola Co. (The)
2.90%, 05/25/27	175	171,434

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	$150	$148,278
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	50	48,616
PepsiCo Inc.
3.00%, 10/15/27 (Call 07/15/27)	425	414,604

		782,932
BIOTECHNOLOGY — 1.39%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)[b]	275	268,001
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	275	269,049
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)[b]	320	310,368

		847,418
BUILDING MATERIALS — 0.65%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)[b]	25	24,197
3.50%, 12/15/27 (Call 09/15/27)	100	97,506
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	205	198,436
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	75	75,442

		395,581
CHEMICALS — 1.62%
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	325	320,882
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	250	247,757
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	25	24,861
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	400	395,020

		988,520
COMMERCIAL SERVICES — 0.24%
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)[a]	100	98,491
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	47,905

		146,396
COMPUTERS — 3.74%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	175	168,913
3.00%, 06/20/27 (Call 03/20/27)	156	151,691
3.00%, 11/13/27 (Call 08/13/27)	320	310,867
3.20%, 05/11/27 (Call 02/11/27)	225	222,597

Security	Principal (000s)	Value
3.35%, 02/09/27 (Call 11/09/26)	$950	$950,741
DXC Technology Co.
4.75%, 04/15/27 (Call 01/15/27)	100	104,431
International Business Machines Corp.
3.30%, 01/27/27[b]	200	201,418
6.22%, 08/01/27	100	123,090
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	50	49,083

		2,282,831
COSMETICS & PERSONAL CARE — 0.76%
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)[b]	50	49,403
Procter & Gamble Co. (The)
2.85%, 08/11/27[b]	125	121,362
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	300	290,358

		461,123
DIVERSIFIED FINANCIAL SERVICES — 5.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	300	288,816
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	100	97,672
3.63%, 12/01/27 (Call 09/01/27)	150	145,730
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	550	545,022
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	175	176,477
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	235	231,780
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	125	125,694
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	200	197,524
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	175	176,053
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	75	73,571
Jefferies Group LLC
6.45%, 06/08/27	100	114,710
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	75	78,786
ORIX Corp.
3.70%, 07/18/27	25	24,684
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	300	294,144
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (Call 01/01/27)	275	272,651
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	300	288,840

		3,132,154
ELECTRIC — 5.21%
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	200	194,286

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	$15	$14,769
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	50	47,899
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	25	24,833
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	165	159,385
Connecticut Light & Power Co. (The)
Series A
3.20%, 03/15/27 (Call 12/15/26)	25	24,749
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	25	24,617
DTE Electric Co.
3.80%, 03/15/27 (Call 12/15/26)	125	127,050
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	340	328,144
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	49,612
Entergy Louisiana LLC
3.12%, 09/01/27 (Call 06/01/27)	50	48,987
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	415	418,955
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	135	132,925
Gulf Power Co.
3.30%, 05/30/27 (Call 02/28/27)	100	98,524
ITC Holdings Corp.
3.35%, 11/15/27 (Call 08/15/27)[a]	235	230,025
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	100	98,126
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	375	375,638
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	175	173,093
Pacific Gas & Electric Co.
3.30%, 03/15/27 (Call 12/15/26)	75	72,518
3.30%, 12/01/27 (Call 09/01/27)[a,b]	325	311,860
Public Service Electric & Gas Co.
3.00%, 05/15/27 (Call 02/15/27)	25	24,327
Virginia Electric & Power Co.
Series A
3.50%, 03/15/27 (Call 12/15/26)	200	201,692

		3,182,014
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	25	24,176

		24,176
ELECTRONICS — 0.59%
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	100	103,897

Security	Principal (000s)	Value
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)	$225	$234,480
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	25	24,484

		362,861
ENVIRONMENTAL CONTROL — 0.93%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	275	271,400
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	300	293,859

		565,259
FOOD — 2.03%
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)[b]	25	24,475
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	75	73,661
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	200	195,078
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	300	296,490
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	200	198,072
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	285	279,568
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	175	174,395

		1,241,739
FOREST PRODUCTS & PAPER — 0.91%
Fibria Overseas Finance Ltd.
5.50%, 01/17/27[b]	225	243,018
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	325	310,638

		553,656
GAS — 0.89%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	175	171,062
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	300	299,154
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	75	73,010

		543,226
HEALTH CARE — PRODUCTS — 1.74%
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	575	566,662
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	275	276,820
Thermo Fisher Scientific Inc.
3.20%, 08/15/27 (Call 05/15/27)	225	218,840

		1,062,322

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 2.48%
Anthem Inc.
3.65%, 12/01/27 (Call 09/01/27)	$200	$199,446
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	210	200,827
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	300	303,666
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (Call 06/01/27)	200	196,408
UnitedHealth Group Inc.
2.95%, 10/15/27	245	237,552
3.38%, 04/15/27[b]	50	50,209
3.45%, 01/15/27	325	328,361

		1,516,469
HOUSEHOLD PRODUCTS & WARES — 0.52%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	225	217,015
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	97,493

		314,508
INSURANCE — 1.57%
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a]	500	480,135
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	160	154,685
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	125	121,635
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	105	105,845
Progressive Corp. (The)
2.45%, 01/15/27	75	70,098
XLIT Ltd.
6.25%, 05/15/27	25	29,078

		961,476
INTERNET — 2.69%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	600	581,940
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)[a]	650	635,889
Baidu Inc.
3.63%, 07/06/27	200	194,116
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	235	229,952

		1,641,897

Security	Principal (000s)	Value
LEISURE TIME — 0.21%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	$100	$126,014

		126,014
LODGING — 0.08%
Wyndham Worldwide Corp.
4.50%, 04/01/27 (Call 01/01/27)	50	50,212

		50,212
MACHINERY — 0.16%
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	100	99,252

		99,252
MANUFACTURING — 1.33%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	325	314,957
Carlisle Companies Inc.
3.75%, 12/01/27 (Call 09/01/27)[b]	300	300,048
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	125	120,229
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	25	24,935
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	24,682
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	25	24,921

		809,772
MEDIA — 2.41%
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	155	143,555
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	436	399,332
3.30%, 02/01/27 (Call 11/01/26)	350	345,677
Time Warner Inc.
3.80%, 02/15/27 (Call 11/15/26)	200	197,228
Walt Disney Co. (The)
2.95%, 06/15/27[b]	395	385,868

		1,471,660
MINING — 0.08%
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[a]	50	49,863

		49,863
OIL & GAS — 4.98%
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	260	254,015
3.28%, 09/19/27 (Call 06/19/27)	310	306,249
3.59%, 04/14/27 (Call 01/14/27)[b]	225	228,724

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	$340	$341,931
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	300	298,227
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	300	303,015
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	205	203,641
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	125	122,648
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[b]	325	326,534
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	325	337,343
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	325	316,582

		3,038,909
OIL & GAS SERVICES — 0.52%
Baker Hughes a GE Co. LLC
3.34%, 12/15/27 (Call 09/15/27)	50	48,752
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)[a]	275	267,811

		316,563
PACKAGING & CONTAINERS — 0.40%
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	175	172,377
WestRock Co.
3.38%, 09/15/27 (Call 06/15/27)[a]	75	72,679

		245,056
PHARMACEUTICALS — 3.05%
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	100	97,121
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)[b]	150	145,757
Bristol-Myers Squibb Co.
3.25%, 02/27/27	225	226,114
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	250	240,765
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	200	198,766
5.50%, 03/15/27	75	88,196
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	405	391,424
Johnson & Johnson
2.95%, 03/03/27 (Call 12/03/26)	325	321,600
Novartis Capital Corp.
3.10%, 05/17/27 (Call 02/17/27)	155	154,258

		1,864,001

Security	Principal (000s)	Value
PIPELINES — 3.92%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)[b]	$320	$322,643
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	25	25,130
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	160	161,080
Enbridge Inc.
3.70%, 07/15/27 (Call 04/15/27)	340	336,811
Energy Transfer LP
4.20%, 04/15/27 (Call 01/15/27)	100	99,497
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	365	370,106
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	100	100,766
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	500	530,945
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	250	244,595
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	200	198,858

		2,390,431
REAL ESTATE INVESTMENT TRUSTS — 6.65%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/27 (Call 10/15/26)	25	25,008
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (Call 08/15/27)	200	194,690
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)[b]	50	47,077
3.55%, 07/15/27 (Call 04/15/27)	275	267,127
AvalonBay Communities Inc.
3.35%, 05/15/27 (Call 02/15/27)	25	24,736
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	225	218,601
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	325	316,690
DDR Corp.
4.70%, 06/01/27 (Call 03/01/27)	125	129,019
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	400	395,996
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	125	123,200
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	25	24,730
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	175	171,818
Essex Portfolio LP
3.63%, 05/01/27 (Call 02/01/27)	25	24,714
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	175	169,809
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	175	171,734
Hospitality Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	125	129,160
Kimco Realty Corp.
3.80%, 04/01/27 (Call 01/01/27)	25	24,822

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	$75	$73,624
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	25	24,546
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	149,552
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	155	148,919
Physicians Realty LP
4.30%, 03/15/27 (Call 12/15/26)	25	25,047
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	75	72,978
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	48	45,474
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	130	126,975
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)[b]	200	197,464
3.38%, 12/01/27 (Call 09/01/27)	200	196,262
Ventas Realty LP
3.85%, 04/01/27 (Call 01/01/27)	275	274,568
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	275	266,236

		4,060,576
RETAIL — 3.16%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	200	193,482
AutoZone Inc.
3.75%, 06/01/27 (Call 03/01/27)	150	149,985
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	280	274,848
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[b]	50	50,187
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	75	76,827
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	385	370,382
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	480	469,387
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	50	50,445
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	125	123,814
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	50	49,696
Walmart Inc.
5.88%, 04/05/27	100	121,744

		1,930,797
SEMICONDUCTORS — 3.41%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	175	173,766

Security	Principal (000s)	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[a]	$1,035	$1,006,797
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)[b]	305	302,307
Maxim Integrated Products Inc.
3.45%, 06/15/27 (Call 03/15/27)	75	73,616
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)[b]	450	429,534
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)	100	97,394

		2,083,414
SHIPBUILDING — 0.20%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)[a]	125	122,651

		122,651
SOFTWARE — 4.21%
Activision Blizzard Inc.
3.40%, 06/15/27 (Call 03/15/27)	25	24,539
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	285	276,561
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	75	76,911
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	150	150,891
Microsoft Corp.
3.30%, 02/06/27 (Call 11/06/26)	1,000	1,009,650
Oracle Corp.
3.25%, 11/15/27 (Call 08/15/27)	700	692,734
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	350	337,183

		2,568,469
TELECOMMUNICATIONS — 4.95%
AT&T Inc.
3.90%, 08/14/27 (Call 05/14/27)	725	723,289
4.25%, 03/01/27 (Call 12/01/26)	865	878,797
Telefonica Emisiones SAU
4.10%, 03/08/27	375	381,067
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	100	93,038
3.70%, 09/15/27 (Call 06/15/27)	100	100,024
Verizon Communications Inc.
4.13%, 03/16/27	825	846,821

		3,023,036
TEXTILES — 0.38%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	226	230,348

		230,348

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.16%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	$100	$95,133

		95,133
TRANSPORTATION — 1.71%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	225	226,395
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	325	319,465
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	100	97,858
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	405	397,828

		1,041,546
TRUCKING & LEASING — 0.26%
GATX Corp.
3.85%, 03/30/27 (Call 12/30/26)	160	159,918

		159,918
WATER — 0.24%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	150	145,283

		145,283

TOTAL CORPORATE BONDS & NOTES (Cost: $60,929,895)		60,291,257

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.55%

MONEY MARKET FUNDS — 6.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	2,661	$2,661,049
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,340	1,339,887

		4,000,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,000,864)		4,000,936

TOTAL INVESTMENTS IN SECURITIES — 105.32%
(Cost: $64,930,759)		64,292,193
Other Assets, Less Liabilities — (5.32)%		(3,248,388)

NET ASSETS — 100.00%		$61,043,805

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	399	2,262	[a]	—	2,661	$2,661,049	$821	[b]	$(59)	$72
BlackRock Cash Funds: Treasury, SL Agency Shares	40	1,300	[a]	—	1,340	1,339,887	165		—	—
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27	$—	$225		$—	$225	220,205	591		—	(4,007)

						$4,221,141	$1,577		$(59)	$(3,935)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$60,291,257	$—	$60,291,257
Money market funds	4,000,936	—	—	4,000,936

Total	$4,000,936	$60,291,257	$—	$64,292,193

441

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 20.73%

AUTO MANUFACTURERS — 0.51%
American Honda Finance Corp.
1.50%, 03/13/18	$250	$249,962
PACCAR Financial Corp.
1.45%, 03/09/18	250	249,950

		499,912
BANKS — 7.11%
Bank of America N.A.
1.65%, 03/26/18	250	249,968
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)[a]	375	374,910
Barclays PLC
2.00%, 03/16/18	500	500,020
Citigroup Inc.
1.80%, 02/05/18	500	500,000
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	249,997
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	249,997
Credit Suisse AG/New York NY
6.00%, 02/15/18	415	415,569
Deutsche Bank AG/London
1.88%, 02/13/18	725	724,949
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18	200	199,942
HSBC USA Inc.
1.70%, 03/05/18	450	450,000
Huntington National Bank (The)
1.70%, 02/26/18	250	249,953
JPMorgan Chase & Co.
Series H
1.70%, 03/01/18 (Call 02/01/18)	625	625,000
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,000
State Street Corp.
4.96%, 03/15/18	150	150,509
Svenska Handelsbanken AB
1.63%, 03/21/18	500	499,960
Toronto-Dominion Bank (The)
1.63%, 03/13/18	425	424,974
UBS AG/Stamford CT
1.80%, 03/26/18	500	500,095
Wachovia Corp.
5.75%, 02/01/18	300	300,000

		6,915,843
BEVERAGES — 0.39%
Coca-Cola Co. (The)
1.65%, 03/14/18	375	375,034

		375,034

Security	Principal (000s)	Value
CHEMICALS — 0.10%
Airgas Inc.
1.65%, 02/15/18	$100	$99,986

		99,986
COMPUTERS — 0.36%
Apple Inc.
1.30%, 02/23/18	250	249,950
International Business Machines Corp.
1.13%, 02/06/18[a]	100	99,993

		349,943
DIVERSIFIED FINANCIAL SERVICES — 2.29%
American Express Co.
7.00%, 03/19/18	675	679,347
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	975	975,000
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/08/18)	350	349,982
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	225	225,000

		2,229,329
ELECTRIC — 0.83%
Commonwealth Edison Co.
5.80%, 03/15/18	250	251,190
Kansas City Power & Light Co.
6.38%, 03/01/18	325	326,144
PECO Energy Co.
5.35%, 03/01/18	225	225,619

		802,953
FOOD — 0.21%
Sysco Corp.
5.25%, 02/12/18	200	200,182

		200,182
HEALTH CARE — PRODUCTS — 0.46%
Medtronic Inc.
1.50%, 03/15/18	450	449,874

		449,874
HEALTH CARE — SERVICES — 0.28%
UnitedHealth Group Inc.
6.00%, 02/15/18	275	275,412

		275,412

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
INSURANCE — 0.75%
Assurant Inc.
2.50%, 03/15/18	$100	$100,056
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	250	249,952
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	299,979
Voya Financial Inc.
2.90%, 02/15/18	80	80,022

		730,009
INTERNET — 0.26%
eBay Inc.
2.50%, 03/09/18	250	250,203

		250,203
LODGING — 0.18%
Wyndham Worldwide Corp.
2.50%, 03/01/18	175	175,019

		175,019
MACHINERY — 0.26%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	250	249,968

		249,968
MEDIA — 0.37%
Comcast Corp.
5.88%, 02/15/18	355	355,522

		355,522
MINING — 0.10%
Goldcorp Inc.
2.13%, 03/15/18	100	99,991

		99,991
OIL & GAS — 1.64%
BP Capital Markets PLC
1.67%, 02/13/18	350	349,975
Chevron Corp.
1.37%, 03/02/18	525	524,937
Exxon Mobil Corp.
1.31%, 03/06/18	600	599,688
1.44%, 03/01/18	125	124,989

		1,599,589
PHARMACEUTICALS — 1.21%
Allergan Funding SCS
2.35%, 03/12/18[a]	900	900,477
McKesson Corp.
1.40%, 03/15/18	125	124,943

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$150	$150,910

		1,176,330
PIPELINES — 0.33%
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	325	325,455

		325,455
REAL ESTATE INVESTMENT TRUSTS — 0.49%
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18[a]	230	230,000
Welltower Inc.
2.25%, 03/15/18	250	250,125

		480,125
RETAIL — 0.82%
McDonald’s Corp.
5.35%, 03/01/18	500	501,510
Walmart Inc.
5.80%, 02/15/18	300	300,441

		801,951
TELECOMMUNICATIONS — 1.52%
AT&T Inc.
5.50%, 02/01/18	625	625,000
Cisco Systems Inc.
1.40%, 02/28/18	300	299,937
Vodafone Group PLC
1.50%, 02/19/18	550	549,868

		1,474,805
TRANSPORTATION — 0.26%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	150	150,708
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	100	100,001

		250,709

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,169,385)		20,168,144

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2018

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 4.87%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	193	$4,742,778

TOTAL INVESTMENT COMPANIES
(Cost: $4,704,043)		4,742,778

SHORT-TERM INVESTMENTS — 74.45%

MONEY MARKET FUNDS — 74.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,c,d]	399	398,865

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	72,041	$72,040,754

		72,439,619

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,439,539)		72,439,619

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $97,312,967)		97,350,541
Other Assets, Less Liabilities — (0.05)%		(46,128)

NET ASSETS — 100.00%		$97,304,413

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,117	—		(1,718)[a]	399	$398,865	$943	[b]	$55	$(66)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,978	28,063	[a]	—	72,041	72,040,754	164,362		—	—
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	193	—		—	193	4,742,778	13,310		—	1,733
PNC Bank N.A. 0.15%, 02/23/18	$250	$—		$(250)	$—	—	992		45	(182)

						$77,182,397	$179,607		$100	$1,485

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$20,168,144	$—	$20,168,144
Investment companies	4,742,778	—	—	4,742,778
Money market funds	72,439,619	—	—	72,439,619

Total	$77,182,397	$20,168,144	$—	$97,350,541

445

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 32.00%

AUTO MANUFACTURERS — 2.47%
American Honda Finance Corp.
1.50%, 03/13/18	$925	$924,861
PACCAR Financial Corp.
1.45%, 03/09/18	750	749,850

		1,674,711
BEVERAGES — 1.44%
Coca-Cola Co. (The)
1.65%, 03/14/18	975	975,088

		975,088
CHEMICALS — 0.74%
Airgas Inc.
1.65%, 02/15/18	500	499,930

		499,930
COMPUTERS — 2.58%
Apple Inc.
1.30%, 02/23/18	800	799,840
International Business Machines Corp.
1.13%, 02/06/18[a]	200	199,986
1.25%, 02/08/18	750	749,932

		1,749,758
DIVERSIFIED FINANCIAL SERVICES — 1.33%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	900	900,000

		900,000
ELECTRIC — 1.93%
Commonwealth Edison Co.
5.80%, 03/15/18	325	326,547
MidAmerican Energy Co.
5.30%, 03/15/18	480	482,035
PECO Energy Co.
5.35%, 03/01/18	500	501,375

		1,309,957
ELECTRONICS — 0.22%
Arrow Electronics Inc.
3.00%, 03/01/18	150	150,101

		150,101

Security	Principal (000s)	Value
FOOD — 0.22%
Sysco Corp.
5.25%, 02/12/18	$150	$150,137

		150,137
HEALTH CARE — PRODUCTS — 1.70%
Medtronic Inc.
1.50%, 03/15/18	1,150	1,149,678

		1,149,678
INTERNET — 0.52%
eBay Inc.
2.50%, 03/09/18	350	350,284

		350,284
MACHINERY — 1.99%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	450	449,860
1.50%, 02/23/18	200	199,974
John Deere Capital Corp.
1.30%, 03/12/18	700	699,699

		1,349,533
MANUFACTURING — 0.30%
Dover Corp.
5.45%, 03/15/18	200	200,706

		200,706
MEDIA — 1.44%
Comcast Corp.
5.88%, 02/15/18	975	976,433

		976,433
MINING — 0.18%
Goldcorp Inc.
2.13%, 03/15/18	125	124,989

		124,989
OIL & GAS — 5.86%
BP Capital Markets PLC
1.67%, 02/13/18	925	924,935
Canadian Natural Resources Ltd.
5.90%, 02/01/18	250	250,000
Chevron Corp.
1.37%, 03/02/18	550	549,934
Exxon Mobil Corp.
1.31%, 03/06/18	1,175	1,174,389
1.44%, 03/01/18	600	599,946

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18	$475	$474,938

		3,974,142
PHARMACEUTICALS — 2.03%
Allergan Funding SCS
2.35%, 03/12/18	300	300,159
Allergan Inc./U.S.
1.35%, 03/15/18	100	99,936
Eli Lilly & Co.
1.25%, 03/01/18	350	349,849
McKesson Corp.
1.40%, 03/15/18	175	174,920
Medco Health Solutions Inc.
7.13%, 03/15/18	225	226,366
Pfizer Inc.
4.65%, 03/01/18	225	225,508

		1,376,738
PIPELINES — 0.30%
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	200	200,280

		200,280
RETAIL — 1.96%
McDonald’s Corp.
5.35%, 03/01/18	200	200,604
Walmart Inc.
5.80%, 02/15/18	1,125	1,126,654

		1,327,258
TELECOMMUNICATIONS — 3.24%
AT&T Inc.
5.50%, 02/01/18	150	150,000
Cisco Systems Inc.
1.40%, 02/28/18	1,575	1,574,669
Vodafone Group PLC
1.50%, 02/19/18	475	474,886

		2,199,555
TRANSPORTATION — 1.55%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	875	879,130
Ryder System Inc.
2.50%, 03/01/18 (Call 02/07/18)	175	175,002

		1,054,132

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,699,999)		21,693,410

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 67.85%

MONEY MARKET FUNDS — 67.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b,c,d]	208	$207,941
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	45,781	45,781,276

		45,989,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,989,176)		45,989,217

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $67,689,175)		67,682,627
Other Assets, Less Liabilities — 0.15%		104,506

NET ASSETS — 100.00%		$67,787,133

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,140	—		(932)[a]	208	$207,941	$725	[b]	$130	$(40)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,988	17,793	[a]	—	45,781	45,781,276	107,114		—	—

						$45,989,217	$107,839		$130	$(40)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

447

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$21,693,410	$—	$21,693,410
Money market funds	45,989,217	—	—	45,989,217

Total	$45,989,217	$21,693,410	$—	$67,682,627

448

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.11%

AEROSPACE & DEFENSE — 0.85%
Boeing Capital Corp.
4.70%, 10/27/19	$175	$181,970
Boeing Co. (The)
4.88%, 02/15/20	123	129,160
L3 Technologies Inc.
5.20%, 10/15/19	351	365,630
Lockheed Martin Corp.
4.25%, 11/15/19	160	165,045
United Technologies Corp.
1.50%, 11/01/19	30	29,543

		871,348
AGRICULTURE — 1.26%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	250	250,475
9.25%, 08/06/19	220	241,892
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	170	183,110
Philip Morris International Inc.
4.50%, 03/26/20	415	431,936
Reynolds American Inc.
8.13%, 06/23/19	170	182,560

		1,289,973
AUTO MANUFACTURERS — 4.29%
American Honda Finance Corp.
2.00%, 02/14/20	350	346,780
2.25%, 08/15/19	275	274,485
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	197,492
2.02%, 05/03/19	265	263,071
2.46%, 03/27/20[a]	200	198,238
2.60%, 11/04/19	200	199,422
2.68%, 01/09/20	250	249,350
8.13%, 01/15/20	300	329,634
General Motors Financial Co. Inc.
2.40%, 05/09/19	435	433,917
3.15%, 01/15/20 (Call 12/15/19)	565	569,215
PACCAR Financial Corp.
1.30%, 05/10/19	300	296,253
Toyota Motor Credit Corp.
1.40%, 05/20/19	275	271,898
2.13%, 07/18/19	275	274,343
2.15%, 03/12/20	500	497,165

		4,401,263
BANKS — 35.43%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	246,925
2.25%, 06/13/19	250	249,460

Security	Principal (000s)	Value
Bank of America Corp.
2.65%, 04/01/19	$500	$501,585
7.63%, 06/01/19	715	763,441
Bank of Montreal
1.50%, 07/18/19[a]	200	197,308
1.75%, 09/11/19	100	98,838
2.10%, 12/12/19	450	446,242
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	350	349,181
2.30%, 09/11/19 (Call 08/11/19)	400	399,204
Series G
2.15%, 02/24/20 (Call 01/24/20)	350	347,644
Bank of Nova Scotia (The)
1.65%, 06/14/19	510	504,742
2.05%, 06/05/19	305	304,134
Barclays Bank PLC
6.75%, 05/22/19	300	315,861
Barclays PLC
2.75%, 11/08/19	400	399,788
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	410	409,270
6.85%, 04/30/19	200	210,746
BPCE SA
2.25%, 01/27/20	250	248,433
2.50%, 07/15/19	250	249,980
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	247,128
2.10%, 01/15/20 (Call 12/15/19)	350	347,165
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	180	177,624
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	450	449,923
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	500	493,725
2.35%, 01/31/20 (Call 12/31/19)	315	312,448
Citigroup Inc.
2.40%, 02/18/20[a]	550	547,046
2.45%, 01/10/20 (Call 12/10/19)	450	448,006
2.50%, 07/29/19	500	499,690
2.55%, 04/08/19	710	710,575
8.50%, 05/22/19	257	276,316
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	247,693
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	50	49,849
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	249,082
2.30%, 03/12/20	250	248,360
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	246,103
2.25%, 01/14/20	250	248,847
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	249,457
5.30%, 08/13/19	300	312,375
5.40%, 01/14/20	240	251,681
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	499,815
Deutsche Bank AG
2.85%, 05/10/19	443	443,443
Fifth Third Bank/Cincinnati OH

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
1.63%, 09/27/19 (Call 08/27/19)	$200	$197,116
2.38%, 04/25/19 (Call 03/25/19)	200	199,804
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	750	748,515
5.38%, 03/15/20	940	991,221
HSBC USA Inc.
2.25%, 06/23/19	300	299,376
2.35%, 03/05/20	600	596,868
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,097
JPMorgan Chase & Co.
2.20%, 10/22/19	550	547,283
2.25%, 01/23/20 (Call 12/23/19)	1,075	1,069,034
4.95%, 03/25/20	500	525,285
6.30%, 04/23/19	535	560,129
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	246,495
2.50%, 12/15/19	250	249,430
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	247,753
Morgan Stanley
2.38%, 07/23/19[a]	475	473,865
2.65%, 01/27/20	800	800,080
5.50%, 01/26/20	200	210,738
5.63%, 09/23/19	850	890,825
7.30%, 05/13/19	550	582,791
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	248,655
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	248,542
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[b]	250	249,305
2.40%, 10/18/19 (Call 09/18/19)[b]	500	498,990
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	380	398,913
Royal Bank of Canada
1.63%, 04/15/19	565	560,045
2.13%, 03/02/20	485	480,873
2.15%, 03/06/20	287	284,523
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	211,902
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	200	199,906
Santander UK PLC
2.35%, 09/10/19	262	261,143
2.38%, 03/16/20	333	331,362
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	315	309,910
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	350	348,530
2.45%, 01/16/20	500	498,240
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	275	273,449
Svenska Handelsbanken AB
1.50%, 09/06/19	315	310,483
2.25%, 06/17/19	250	249,540
Toronto-Dominion Bank (The)

Security	Principal (000s)	Value
1.90%, 10/24/19	$250	$247,468
2.13%, 07/02/19	400	398,536
2.25%, 11/05/19	680	677,341
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	231	230,545
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)[a]	350	346,692
2.13%, 10/28/19 (Call 09/28/19)	750	745,702
UBS AG/Stamford CT
2.35%, 03/26/20	250	248,855
2.38%, 08/14/19	800	797,928
Wells Fargo & Co.
2.13%, 04/22/19	692	690,713
Series N
2.15%, 01/30/20	944	936,524
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	248,143
2.15%, 12/06/19	250	248,528
Westpac Banking Corp.
1.60%, 08/19/19	100	98,668
2.15%, 03/06/20	185	183,405
4.88%, 11/19/19	800	832,784

		36,380,981
BEVERAGES — 1.96%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	656	691,804
Coca-Cola Co. (The)
1.38%, 05/30/19	250	247,168
Constellation Brands Inc.
2.00%, 11/07/19	250	247,647
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	250	247,558
PepsiCo Inc.
1.55%, 05/02/19	385	381,866
4.50%, 01/15/20	190	197,703

		2,013,746
BIOTECHNOLOGY — 1.03%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[a]	550	548,520
Celgene Corp.
2.25%, 05/15/19	70	69,712
Gilead Sciences Inc.
2.05%, 04/01/19	115	114,684
2.35%, 02/01/20	325	324,795

		1,057,711
CHEMICALS — 2.02%
Dow Chemical Co. (The)
8.55%, 05/15/19	600	645,270
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	250,655
EI du Pont de Nemours & Co.
4.63%, 01/15/20	218	226,934

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$350	$357,941
Methanex Corp.
3.25%, 12/15/19	100	99,822
Monsanto Co.
2.13%, 07/15/19	100	99,374
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	104,057
6.50%, 05/15/19	35	36,586
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	99,635
Praxair Inc.
4.50%, 08/15/19	150	154,747

		2,075,021
COMPUTERS — 3.15%
Apple Inc.
1.10%, 08/02/19	105	103,249
1.55%, 02/07/20	400	393,948
1.90%, 02/07/20	5	4,956
2.10%, 05/06/19	973	972,095
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	808	816,516
DXC Technology Co.
2.88%, 03/27/20	15	14,994
IBM Credit LLC
1.63%, 09/06/19	200	197,914
International Business Machines Corp.
1.80%, 05/17/19	265	263,482
1.90%, 01/27/20	250	247,667
8.38%, 11/01/19	200	220,542

		3,235,363
COSMETICS & PERSONAL CARE — 0.15%
Procter & Gamble Co. (The)
1.90%, 11/01/19	150	149,033

		149,033
DIVERSIFIED FINANCIAL SERVICES — 3.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	250	253,275
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	535	531,201
2.25%, 08/15/19	713	711,446
Ameriprise Financial Inc.
5.30%, 03/15/20	140	147,526
International Lease Finance Corp.
5.88%, 04/01/19	200	207,232
6.25%, 05/15/19	250	261,122
Jefferies Group LLC
8.50%, 07/15/19	155	167,456
Mastercard Inc.
2.00%, 04/01/19	125	124,679

Security	Principal (000s)	Value
Nasdaq Inc.
5.55%, 01/15/20	$150	$158,054
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	247,805
Nomura Holdings Inc.
6.70%, 03/04/20	300	323,064
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	325	324,425
3.00%, 08/15/19 (Call 07/15/19)	200	200,800
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	105,390

		3,763,475
ELECTRIC — 2.76%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	175	174,654
CMS Energy Corp.
8.75%, 06/15/19	83	89,572
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	250	249,222
5.20%, 08/15/19	140	145,387
Series B
1.60%, 08/15/19	215	211,921
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	99,449
Duke Energy Corp.
5.05%, 09/15/19	300	311,835
Eversource Energy
4.50%, 11/15/19	50	51,684
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	160	161,002
5.20%, 10/01/19	100	104,306
Georgia Power Co.
2.00%, 03/30/20	50	49,447
Kansas City Power & Light Co.
7.15%, 04/01/19	100	105,137
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	74,834
2.70%, 09/15/19 (Call 08/15/19)	100	100,244
Portland General Electric Co.
6.10%, 04/15/19	25	26,029
Public Service Co. of Colorado
5.13%, 06/01/19	100	103,486
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,224
Southern Co. (The)
1.85%, 07/01/19	305	302,374
2.15%, 09/01/19 (Call 08/01/19)	375	372,746

		2,832,553
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
4.88%, 10/15/19	150	155,921

		155,921

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
ELECTRONICS — 0.34%
Honeywell International Inc.
1.40%, 10/30/19	$352	$346,636

		346,636
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
5.00%, 03/01/20[a]	235	245,970

		245,970
FOOD — 1.43%
General Mills Inc.
2.20%, 10/21/19	250	248,787
JM Smucker Co. (The)
2.50%, 03/15/20	100	99,819
Kellogg Co.
4.15%, 11/15/19	50	51,381
Kraft Heinz Foods Co.
5.38%, 02/10/20	240	252,425
Kroger Co. (The)
1.50%, 09/30/19	210	206,411
6.15%, 01/15/20	100	106,751
Sysco Corp.
1.90%, 04/01/19	175	174,080
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	325	325,647

		1,465,301
GAS — 0.50%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	200	199,294
Sempra Energy
2.40%, 02/01/20	45	44,849
2.40%, 03/15/20 (Call 02/15/20)	275	273,710

		517,853
HAND & MACHINE TOOLS — 0.12%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	124,384

		124,384
HEALTH CARE — PRODUCTS — 2.73%
Abbott Laboratories
2.00%, 03/15/20	470	464,200
2.35%, 11/22/19	425	423,699
5.13%, 04/01/19	100	103,081
Becton Dickinson and Co.
2.13%, 06/06/19	250	248,438
2.68%, 12/15/19	250	249,845

Security	Principal (000s)	Value
Boston Scientific Corp.
6.00%, 01/15/20	$200	$212,168
Life Technologies Corp.
6.00%, 03/01/20	225	239,645
Medtronic Inc.
2.50%, 03/15/20	814	814,383
Stryker Corp.
4.38%, 01/15/20	50	51,737

		2,807,196
HEALTH CARE — SERVICES — 0.90%
Anthem Inc.
2.25%, 08/15/19	275	273,820
Humana Inc.
2.63%, 10/01/19	100	99,979
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	149,813
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	99,533
2.70%, 04/01/19	170	170,257
UnitedHealth Group Inc.
2.30%, 12/15/19	135	134,673

		928,075
HOLDING COMPANIES — DIVERSIFIED — 0.27%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	75	75,981
FS Investment Corp.
4.00%, 07/15/19	100	100,787
4.25%, 01/15/20 (Call 12/15/19)	100	101,427

		278,195
HOUSEWARES — 0.02%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	25	25,075

		25,075
INSURANCE — 2.02%
Aflac Inc.
2.40%, 03/16/20	150	149,354
Allstate Corp. (The)
7.45%, 05/16/19	150	159,037
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	410	408,663
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	35	34,489
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	350	349,489
Chubb INA Holdings Inc.
5.90%, 06/15/19	60	62,839
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	132,394
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	225	223,866

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Protective Life Corp.
7.38%, 10/15/19	$125	$134,459
Prudential Financial Inc.
7.38%, 06/15/19	290	309,062
Travelers Companies Inc. (The)
5.90%, 06/02/19[a]	100	104,510
WR Berkley Corp.
7.38%, 09/15/19	10	10,706

		2,078,868
INTERNET — 1.18%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	399,164
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	243	244,315
Baidu Inc.
2.75%, 06/09/19	200	199,722
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	370	368,438

		1,211,639
MACHINERY — 1.60%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	247,495
2.10%, 06/09/19	335	333,951
John Deere Capital Corp.
1.25%, 10/09/19	100	98,197
1.70%, 01/15/20	65	64,140
2.05%, 03/10/20	100	99,268
2.25%, 04/17/19	250	249,840
2.30%, 09/16/19	285	284,829
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	130	128,289
Roper Technologies Inc.
6.25%, 09/01/19	130	137,301

		1,643,310
MANUFACTURING — 1.29%
3M Co.
1.63%, 06/15/19	200	198,334
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	287	284,451
5.50%, 01/08/20	255	268,265
6.00%, 08/07/19	375	394,245
Illinois Tool Works Inc.
6.25%, 04/01/19	175	182,702

		1,327,997
MEDIA — 2.62%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	149,553
Comcast Corp.

Security	Principal (000s)	Value
5.15%, 03/01/20	$285	$300,689
5.70%, 07/01/19	230	240,555
Discovery Communications LLC
2.20%, 09/20/19	250	248,087
Time Warner Cable LLC
5.00%, 02/01/20	450	467,271
8.25%, 04/01/19	235	249,774
Time Warner Inc.
2.10%, 06/01/19	180	178,999
4.88%, 03/15/20	275	287,397
Viacom Inc.
5.63%, 09/15/19	35	36,505
Walt Disney Co. (The)
1.85%, 05/30/19	350	348,299
1.95%, 03/04/20	180	178,537

		2,685,666
MINING — 0.10%
Newmont Mining Corp.
5.13%, 10/01/19[a]	100	103,740

		103,740
OFFICE & BUSINESS EQUIPMENT — 0.13%
Xerox Corp.
5.63%, 12/15/19	125	131,374

		131,374
OIL & GAS — 5.20%
BP Capital Markets PLC
1.68%, 05/03/19	475	471,513
2.24%, 05/10/19	250	249,750
2.32%, 02/13/20	235	234,424
2.52%, 01/15/20	160	160,272
Cenovus Energy Inc.
5.70%, 10/15/19	210	219,221
Chevron Corp.
1.56%, 05/16/19	395	391,635
1.96%, 03/03/20 (Call 02/03/20)	425	421,150
2.19%, 11/15/19 (Call 10/15/19)	165	164,652
EOG Resources Inc.
5.63%, 06/01/19	200	208,120
EQT Corp.
8.13%, 06/01/19	300	321,174
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	440	435,912
Husky Energy Inc.
7.25%, 12/15/19	140	151,827
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	109,110
Shell International Finance BV
1.38%, 05/10/19	285	281,817
1.38%, 09/12/19	150	147,713
4.30%, 09/22/19	650	669,961
4.38%, 03/25/20	260	270,166
Total Capital International SA
2.10%, 06/19/19	225	224,588

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20	$193	$206,008

		5,339,013
PACKAGING & CONTAINERS — 0.10%
WestRock RKT Co.
3.50%, 03/01/20	100	101,387

		101,387
PHARMACEUTICALS — 4.46%
Allergan Funding SCS
2.45%, 06/15/19	230	229,381
3.00%, 03/12/20 (Call 02/12/20)	765	768,098
AstraZeneca PLC
1.95%, 09/18/19	165	163,688
Cardinal Health Inc.
1.95%, 06/14/19	250	247,945
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	225	224,021
Express Scripts Holding Co.
2.25%, 06/15/19	400	398,264
Express Scripts Inc.
7.25%, 06/15/19	25	26,512
Johnson & Johnson
1.88%, 12/05/19	215	213,596
Mead Johnson Nutrition Co.
4.90%, 11/01/19	60	62,396
Merck & Co. Inc.
1.85%, 02/10/20	260	257,377
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	352	365,084
Mylan NV
2.50%, 06/07/19	250	249,202
Pfizer Inc.
2.10%, 05/15/19	565	564,051
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	820	809,799

		4,579,414
PIPELINES — 1.73%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	60	62,352
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	50	49,609
Enbridge Energy Partners LP
5.20%, 03/15/20	20	20,944
Energy Transfer LP
9.00%, 04/15/19	100	107,214
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	100,098
5.25%, 01/31/20	225	236,315
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	53,903

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	$475	$477,399
Magellan Midstream Partners LP
6.55%, 07/15/19	124	130,640
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,214
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	20	19,848
5.75%, 01/15/20	100	105,155
Williams Partners LP
5.25%, 03/15/20	325	341,487

		1,780,178
REAL ESTATE INVESTMENT TRUSTS — 1.45%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	275	288,486
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	68	71,580
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	149,988
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	151,425
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	210	210,132
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	100,557
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	177,691
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	250	253,742
Weyerhaeuser Co.
7.38%, 10/01/19	75	80,753

		1,484,354
RETAIL — 1.87%
AutoNation Inc.
5.50%, 02/01/20	100	104,863
Costco Wholesale Corp.
1.70%, 12/15/19	260	257,262
1.75%, 02/15/20	225	222,275
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	350	349,065
McDonald’s Corp.
1.88%, 05/29/19	175	173,805
Target Corp.
2.30%, 06/26/19	266	266,253
Wal-Mart Stores Inc.
1.75%, 10/09/19[a]	350	347,186
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	200	200,366

		1,921,075
SEMICONDUCTORS — 0.94%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	625	618,469

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	$215	$215,552
QUALCOMM Inc.
1.85%, 05/20/19	135	134,100

		968,121
SOFTWARE — 2.43%
Adobe Systems Inc.
4.75%, 02/01/20	250	261,415
CA Inc.
5.38%, 12/01/19	70	73,280
Microsoft Corp.
1.10%, 08/08/19	185	182,025
1.85%, 02/12/20 (Call 01/12/20)	750	743,535
4.20%, 06/01/19	315	323,222
Oracle Corp.
2.25%, 10/08/19[a]	550	549,643
5.00%, 07/08/19	345	358,065

		2,491,185
TELECOMMUNICATIONS — 3.67%
America Movil SAB de CV
5.00%, 10/16/19	300	312,357
5.00%, 03/30/20	300	314,391
AT&T Inc.
5.20%, 03/15/20	460	483,584
Cisco Systems Inc.
1.40%, 09/20/19	225	221,760
4.45%, 01/15/20	685	711,955
Deutsche Telekom International Finance BV
6.00%, 07/08/19	250	262,177
Orange SA
1.63%, 11/03/19	350	344,589
5.38%, 07/08/19	325	337,870
Telefonica Emisiones SAU
5.88%, 07/15/19[a]	250	261,523
Verizon Communications Inc.
2.63%, 02/21/20	300	301,146
Vodafone Group PLC
5.45%, 06/10/19[a]	210	218,173

		3,769,525
TRANSPORTATION — 0.96%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	207,338
FedEx Corp.
2.30%, 02/01/20	180	179,210
Norfolk Southern Corp.
5.90%, 06/15/19	60	62,699
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	99,845
2.55%, 06/01/19 (Call 05/01/19)	100	100,025
2.65%, 03/02/20 (Call 02/02/20)	130	129,936

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.13%, 04/01/19	$200	$206,414

		985,467
TRUCKING & LEASING — 0.10%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	100	99,592

		99,592
TOTAL CORPORATE BONDS & NOTES
(Cost: $98,222,109)		97,666,978

INVESTMENT COMPANIES — 3.05%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[b]	128	3,135,528

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,135,528

SHORT-TERM INVESTMENTS — 3.18%

MONEY MARKET FUNDS — 3.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[b],d,e	2,101	2,101,285
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b],d	1,163	1,163,469

		3,264,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,264,471)		3,264,754

TOTAL INVESTMENTS IN SECURITIES — 101.34%
(Cost: $104,533,665)		104,067,260
Other Assets, Less Liabilities — (1.34)%		(1,380,147)

NET ASSETS — 100.00%		$102,687,113

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614	487	[a]	—	2,101	$2,101,285	$1,273	[b]	$(16)	$(39)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177	—		(14)[a]	1,163	1,163,469	2,798		—	—
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—		—	128	3,135,528	13,983		—	(32,100)
PNC Bank N.A.
2.25%, 07/02/19	$250	$—		$—	$250	249,305	1,198		—	(1,786)
2.40%, 10/18/19	500	—		—	500	498,990	2,547		—	(4,557)
PNC Financial Services Group Inc. (The) 5.13%, 02/08/20	200	200		(20)	380	398,913	2,462		324	(4,515)

						$7,547,490	$24,261		$308	$(42,997)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$97,666,978	$—	$97,666,978
Investment companies	3,135,528	—	—	3,135,528
Money market funds	3,264,754	—	—	3,264,754

Total	$6,400,282	$97,666,978	$—	$104,067,260

456

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.00%

AEROSPACE & DEFENSE — 1.93%
Boeing Capital Corp.
4.70%, 10/27/19	$184	$191,329
Boeing Co. (The)
4.88%, 02/15/20	478	501,938
L3 Technologies Inc.
5.20%, 10/15/19	119	123,960
Lockheed Martin Corp.
4.25%, 11/15/19	184	189,801
Northrop Grumman Corp.
5.05%, 08/01/19	82	85,132
Raytheon Co.
4.40%, 02/15/20	336	349,000
United Technologies Corp.
1.50%, 11/01/19	385	379,136

		1,820,296
AGRICULTURE — 3.76%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,175	1,177,232
9.25%, 08/06/19	300	329,853
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	235	253,123
Philip Morris International Inc.
2.00%, 02/21/20[a]	1,050	1,039,290
4.50%, 03/26/20	552	574,527
Reynolds American Inc.
8.13%, 06/23/19	154	165,378

		3,539,403
AIRLINES — 0.35%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 05/10/21	93	99,854
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	225	225,763

		325,617
AUTO MANUFACTURERS — 6.87%
American Honda Finance Corp.
1.20%, 07/12/19	751	738,271
2.00%, 02/14/20	400	396,320
2.15%, 03/13/20	345	342,689
2.25%, 08/15/19	850	848,410
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	196,256
8.13%, 01/15/20	298	327,436
General Motors Financial Co. Inc.
2.40%, 05/09/19	275	274,315
3.15%, 01/15/20 (Call 12/15/19)	335	337,499
PACCAR Financial Corp.

Security	Principal (000s)	Value
1.30%, 05/10/19	$518	$511,530
1.95%, 02/27/20	250	247,460
2.20%, 09/15/19	25	24,927
Toyota Motor Credit Corp.
1.40%, 05/20/19	444	438,992
2.13%, 07/18/19	818	816,045
2.15%, 03/12/20	965	959,528

		6,459,678
BEVERAGES — 3.52%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	525	553,655
6.88%, 11/15/19	100	107,536
Coca-Cola Co. (The)
1.38%, 05/30/19	700	692,069
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	198	205,999
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	100	99,023
PepsiCo Inc.
1.55%, 05/02/19	585	580,238
4.50%, 01/15/20	1,028	1,069,675

		3,308,195
BIOTECHNOLOGY — 1.65%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	518	516,607
Gilead Sciences Inc.
1.85%, 09/20/19	500	496,195
2.05%, 04/01/19	134	133,631
2.35%, 02/01/20	409	408,742

		1,555,175
CHEMICALS — 3.23%
Air Products & Chemicals Inc.
4.38%, 08/21/19	184	189,411
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	410	440,934
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	250,655
EI du Pont de Nemours & Co.
4.63%, 01/15/20	868	903,571
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	296	302,716
Monsanto Co.
2.13%, 07/15/19	175	173,905
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	150	156,086
6.50%, 05/15/19	100	104,530
Praxair Inc.
4.50%, 08/15/19	500	515,825

		3,037,633

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.05%
Ecolab Inc.
2.25%, 01/12/20	$50	$49,730

		49,730
COMPUTERS — 5.65%
Apple Inc.
1.10%, 08/02/19	550	540,826
1.55%, 02/07/20[a]	650	640,166
1.90%, 02/07/20	250	247,825
2.10%, 05/06/19	895	894,168
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	675	682,114
International Business Machines Corp.
1.80%, 05/17/19	800	795,416
1.88%, 05/15/19	493	490,574
1.90%, 01/27/20	250	247,668
8.38%, 11/01/19	700	771,897

		5,310,654
COSMETICS & PERSONAL CARE — 0.26%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	250	247,135

		247,135
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Mastercard Inc.
2.00%, 04/01/19	500	498,715
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	595	589,776
2.30%, 11/15/19 (Call 10/15/19)	247	246,158

		1,334,649
ELECTRIC — 5.17%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	120	119,762
CMS Energy Corp.
6.25%, 02/01/20	99	105,692
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	393	411,542
Consumers Energy Co.
6.70%, 09/15/19	368	391,865
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	85	84,736
Series B
1.60%, 08/15/19	275	271,062
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	24,862
Duke Energy Corp.
5.05%, 09/15/19	247	256,744
Duke Energy Ohio Inc.
5.45%, 04/01/19	175	180,910
Eversource Energy
4.50%, 11/15/19	119	123,008
Exelon Generation Co. LLC

Security	Principal (000s)	Value
2.95%, 01/15/20 (Call 12/15/19)	$250	$251,565
5.20%, 10/01/19	150	156,459
Georgia Power Co.
2.00%, 03/30/20	100	98,893
4.25%, 12/01/19	281	289,506
Kansas City Power & Light Co.
7.15%, 04/01/19	184	193,452
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	200	199,558
Portland General Electric Co.
6.10%, 04/15/19	99	103,076
Progress Energy Inc.
4.88%, 12/01/19	100	103,852
Public Service Co. of Colorado
5.13%, 06/01/19	315	325,981
Southern Co. (The)
1.85%, 07/01/19	367	363,840
2.15%, 09/01/19 (Call 08/01/19)	344	341,933
Southern Power Co.
1.95%, 12/15/19	100	98,728
TECO Finance Inc.
5.15%, 03/15/20	150	156,862
Virginia Electric & Power Co.
5.00%, 06/30/19	200	206,940

		4,860,828
ELECTRICAL COMPONENTS & EQUIPMENT — 0.61%
Emerson Electric Co.
4.88%, 10/15/19	550	571,709

		571,709
ELECTRONICS — 1.36%
Honeywell International Inc.
1.40%, 10/30/19	945	930,598
1.80%, 10/30/19	350	346,829

		1,277,427
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
5.00%, 03/01/20	25	26,167
5.50%, 09/15/19	184	192,401

		218,568
FOOD — 1.44%
General Mills Inc.
2.20%, 10/21/19	199	198,035
Kellogg Co.
4.15%, 11/15/19	54	55,491
Kraft Heinz Foods Co.
5.38%, 02/10/20	284	298,703
Kroger Co. (The)
1.50%, 09/30/19	100	98,291
6.15%, 01/15/20	200	213,502

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
Sysco Corp.
1.90%, 04/01/19[a]	$198	$196,959
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	289	289,575

		1,350,556
GAS — 0.26%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	80	79,717
Sempra Energy
2.40%, 02/01/20	45	44,849
2.40%, 03/15/20 (Call 02/15/20)	119	118,442

		243,008
HAND & MACHINE TOOLS — 0.18%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	168	167,172

		167,172
HEALTH CARE — PRODUCTS — 3.94%
Abbott Laboratories
2.00%, 03/15/20	300	296,298
2.35%, 11/22/19	200	199,388
5.13%, 04/01/19	200	206,162
Boston Scientific Corp.
6.00%, 01/15/20	179	189,890
Life Technologies Corp.
6.00%, 03/01/20	184	195,977
Medtronic Inc.
2.50%, 03/15/20	1,827	1,827,859
4.45%, 03/15/20[a]	412	428,303
Stryker Corp.
4.38%, 01/15/20	250	258,682
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	99	102,264

		3,704,823
HEALTH CARE — SERVICES — 0.27%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	49,766
2.70%, 04/01/19	205	205,310

		255,076
HOUSEWARES — 0.11%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	100	100,298

		100,298
INTERNET — 2.94%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,475,909
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	250	251,352

Security	Principal (000s)	Value
Baidu Inc.
2.75%, 06/09/19[a]	$690	$689,041
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	350	348,523

		2,764,825
MACHINERY — 5.25%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	750	740,962
2.00%, 03/05/20	247	244,525
2.10%, 06/09/19	533	531,332
2.10%, 01/10/20	250	248,398
2.25%, 12/01/19	625	622,956
John Deere Capital Corp.
1.25%, 10/09/19	625	613,731
1.70%, 01/15/20	1,075	1,060,778
2.05%, 03/10/20	247	245,192
2.25%, 04/17/19	389	388,751
2.30%, 09/16/19	60	59,964
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	184	181,579

		4,938,168
MANUFACTURING — 3.04%
3M Co.
1.63%, 06/15/19	205	203,292
General Electric Co.
2.10%, 12/11/19	535	530,736
2.20%, 01/09/20 (Call 12/09/19)	247	244,807
5.50%, 01/08/20	600	631,212
6.00%, 08/07/19	770	809,517
Illinois Tool Works Inc.
6.25%, 04/01/19	419	437,440

		2,857,004
MEDIA — 4.14%
Comcast Corp.
5.15%, 03/01/20	1,200	1,266,060
5.70%, 07/01/19	515	538,633
Thomson Reuters Corp.
4.70%, 10/15/19	107	110,585
Time Warner Inc.
2.10%, 06/01/19	250	248,610
4.88%, 03/15/20	200	209,016
Viacom Inc.
5.63%, 09/15/19	50	52,150
Walt Disney Co. (The)
0.88%, 07/12/19	357	350,131
1.85%, 05/30/19	1,120	1,114,557

		3,889,742

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
MINING — 0.44%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	$300	$314,292
Newmont Mining Corp.
5.13%, 10/01/19	94	97,516

		411,808
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
5.63%, 12/15/19	107	112,456

		112,456
OIL & GAS — 10.17%
BP Capital Markets PLC
1.68%, 05/03/19	250	248,165
2.24%, 05/10/19	583	582,417
2.32%, 02/13/20	667	665,366
2.52%, 01/15/20	885	886,504
Chevron Corp.
1.56%, 05/16/19	465	461,038
1.96%, 03/03/20 (Call 02/03/20)	1,441	1,427,944
2.19%, 11/15/19 (Call 10/15/19)	503	501,939
EOG Resources Inc.
5.63%, 06/01/19	250	260,150
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,113	1,102,660
Husky Energy Inc.
7.25%, 12/15/19	94	101,941
Pioneer Natural Resources Co.
7.50%, 01/15/20	148	161,483
Shell International Finance BV
1.38%, 05/10/19	843	833,584
4.30%, 09/22/19	874	900,840
4.38%, 03/25/20	550	571,505
Total Capital International SA
2.10%, 06/19/19	762	760,606
Valero Energy Corp.
6.13%, 02/01/20	94	100,336

		9,566,478
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
6.80%, 08/01/19	41	43,364

		43,364
PHARMACEUTICALS — 8.47%
Allergan Funding SCS
2.45%, 06/15/19	155	154,583
3.00%, 03/12/20 (Call 02/12/20)	600	602,430
AstraZeneca PLC
1.95%, 09/18/19	365	362,098
Cardinal Health Inc.
1.95%, 06/14/19[a]	175	173,562
2.40%, 11/15/19	198	196,947

Security	Principal (000s)	Value
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	$100	$99,565
Express Scripts Holding Co.
2.25%, 06/15/19	264	262,854
Express Scripts Inc.
7.25%, 06/15/19	54	57,265
Johnson & Johnson
1.88%, 12/05/19	507	503,689
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	56,156
Merck & Co. Inc.
1.85%, 02/10/20	1,200	1,187,892
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	720	746,762
Mylan NV
2.50%, 06/07/19	296	295,056
Novartis Capital Corp.
1.80%, 02/14/20	675	668,000
Pfizer Inc.
1.45%, 06/03/19	530	524,276
1.70%, 12/15/19	400	395,572
2.10%, 05/15/19[a]	1,184	1,182,011
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	507	500,693

		7,969,411
PIPELINES — 1.12%
Enbridge Energy Partners LP
5.20%, 03/15/20	94	98,436
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	224	224,220
5.25%, 01/31/20	100	105,029
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	147	158,475
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	185	185,934
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	99	99,282
Williams Partners LP
5.25%, 03/15/20	176	184,928

		1,056,304
REAL ESTATE INVESTMENT TRUSTS — 0.09%
Weyerhaeuser Co.
7.38%, 10/01/19	82	88,289

		88,289
RETAIL — 3.96%
AutoNation Inc.
5.50%, 02/01/20	82	85,988
Costco Wholesale Corp.
1.70%, 12/15/19	896	886,565
1.75%, 02/15/20	150	148,184

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$694	$692,147
Lowe’s Companies Inc.
1.15%, 04/15/19	350	345,964
McDonald’s Corp.
1.88%, 05/29/19	150	148,975
Target Corp.
2.30%, 06/26/19	818	818,777
Wal-Mart Stores Inc.
1.75%, 10/09/19	250	247,990
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	348	348,637

		3,723,227
SEMICONDUCTORS — 2.18%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	525	519,514
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	210	210,539
QUALCOMM Inc.
1.85%, 05/20/19	785	779,764
Texas Instruments Inc.
1.65%, 08/03/19	545	539,888

		2,049,705
SOFTWARE — 5.49%
Adobe Systems Inc.
4.75%, 02/01/20	478	499,825
Microsoft Corp.
1.10%, 08/08/19	705	693,664
1.85%, 02/12/20 (Call 01/12/20)	1,443	1,430,561
4.20%, 06/01/19	250	256,525
Oracle Corp.
2.25%, 10/08/19	1,459	1,458,052
5.00%, 07/08/19	794	824,069

		5,162,696
TELECOMMUNICATIONS — 6.65%
America Movil SAB de CV
5.00%, 03/30/20	1,800	1,886,346
AT&T Inc.
5.20%, 03/15/20	199	209,203
5.88%, 10/01/19	225	236,986
Cisco Systems Inc.
1.40%, 09/20/19	685	675,136
4.45%, 01/15/20	1,621	1,684,786
Deutsche Telekom International Finance BV
6.00%, 07/08/19	311	326,149
Orange SA
1.63%, 11/03/19	250	246,135
5.38%, 07/08/19	132	137,227
Telefonica Emisiones SAU
5.88%, 07/15/19	94	98,332
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	210,458
Verizon Communications Inc.
2.63%, 02/21/20	300	301,146

Security	Principal or Shares (000s)	Value
Vodafone Group PLC
5.45%, 06/10/19	$237	$246,224

		6,258,128
TRANSPORTATION — 1.63%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	152	157,577
Norfolk Southern Corp.
5.90%, 06/15/19	198	206,908
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	68	67,895
2.55%, 06/01/19 (Call 05/01/19)	194	194,048
United Parcel Service Inc.
5.13%, 04/01/19	878	906,157

		1,532,585

TOTAL CORPORATE BONDS & NOTES
(Cost: $92,906,650)		92,161,820

SHORT-TERM INVESTMENTS — 3.69%

MONEY MARKET FUNDS — 3.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	2,311	2,311,305
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	1,158	1,158,285

		3,469,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,469,454)		3,469,590

TOTAL INVESTMENTS IN SECURITIES — 101.69%
(Cost: $96,376,104)		95,631,410
Other Assets, Less Liabilities — (1.69)%		(1,590,352)

NET ASSETS — 100.00%		$94,041,058

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,973	338	[a]	—	2,311	$2,311,305	$1,025	[b]	$(94)	$(96)
BlackRock Cash Funds: Treasury, SL Agency Shares	856	302	[a]	—	1,158	1,158,285	2,357		—	—

						$3,469,590	$3,382		$(94)	$(96)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$92,161,820	$—	$92,161,820
Money market funds	3,469,590	—	—	3,469,590

Total	$3,469,590	$92,161,820	$—	$95,631,410

462

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.18%

ADVERTISING — 0.63%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$375	$383,351
WPP Finance 2010
3.63%, 09/07/22	150	152,943

		536,294
AEROSPACE & DEFENSE — 1.53%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	200	194,458
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	125	125,710
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	250	244,265
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	196,612
United Technologies Corp.
3.10%, 06/01/22	535	539,526

		1,300,571
AGRICULTURE — 1.95%
Altria Group Inc.
2.85%, 08/09/22[a]	505	502,384
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	775	761,089
Philip Morris International Inc.
2.50%, 08/22/22	300	293,571
2.63%, 03/06/23	100	97,826

		1,654,870
AUTO MANUFACTURERS — 1.34%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	206,104
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	74,140
3.25%, 01/05/23 (Call 12/05/22)	50	49,356
3.45%, 04/10/22 (Call 02/10/22)	460	461,076
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	98,675
2.80%, 07/13/22	250	249,270

		1,138,621
BANKS — 18.92%
Banco Santander SA
3.13%, 02/23/23	200	196,974
3.50%, 04/11/22	200	202,094
Bank of America Corp.
3.30%, 01/11/23	1,400	1,412,992
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	391,552

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.45%, 09/19/22	$250	$243,860
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)[a]	200	201,406
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)[a]	215	213,929
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	335	336,973
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	215	211,401
Capital One N.A./Mclean VA
2.65%, 08/08/22 (Call 07/08/22)	250	244,145
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	500	493,015
3.38%, 03/01/23	200	201,072
4.05%, 07/30/22	275	283,497
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	514,090
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22[a]	500	510,190
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	25	24,539
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	198,678
3.63%, 01/22/23	850	863,804
JPMorgan Chase & Co.
3.20%, 01/25/23	775	778,604
3.25%, 09/23/22	835	842,916
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	241,278
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22[a]	350	342,069
Mizuho Financial Group Inc.
2.60%, 09/11/22	200	194,998
Morgan Stanley
2.75%, 05/19/22	325	320,252
3.75%, 02/25/23	975	998,449
4.88%, 11/01/22	360	383,987
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	101,070
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	248,422
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[c]	250	245,150
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,d]	375	371,681
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	200	200,620
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	250,365
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	245,500
2.78%, 10/18/22	250	245,115
3.10%, 01/17/23	250	248,437
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	100	97,542
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	250	246,125
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	350	349,818

463

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Wells Fargo & Co.
2.63%, 07/22/22[a]	$650	$638,820
3.07%, 01/24/23 (Call 01/24/22)	760	760,342
Series M
3.45%, 02/13/23	700	705,964
Westpac Banking Corp.
2.50%, 06/28/22	275	269,503

		16,071,238
BEVERAGES — 3.83%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	400	392,844
3.30%, 02/01/23 (Call 12/01/22)	1,350	1,360,462
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	405	396,783
Diageo Investment Corp.
2.88%, 05/11/22	400	400,416
Molson Coors Brewing Co.
3.50%, 05/01/22	100	101,200
PepsiCo Inc.
2.75%, 03/01/23	325	323,999
3.10%, 07/17/22 (Call 05/17/22)	275	278,446

		3,254,150
BIOTECHNOLOGY — 1.83%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	380	389,572
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	100	101,203
Biogen Inc.
3.63%, 09/15/22	300	308,310
Celgene Corp.
3.25%, 08/15/22	250	251,020
3.55%, 08/15/22	350	355,722
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	151,910

		1,557,737
BUILDING MATERIALS — 0.21%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	170	176,399

		176,399
CHEMICALS — 2.24%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	150,335
Celanese U.S. Holdings LLC
4.63%, 11/15/22	200	210,048
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	355	353,797
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	220	224,864

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.80%, 02/15/23	$375	$372,716
NewMarket Corp.
4.10%, 12/15/22	100	103,468
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	243,385
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	250	245,977

		1,904,590
COMMERCIAL SERVICES — 0.83%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	79,985
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	250	243,760
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	99,650
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	150	146,470
Verisk Analytics Inc.
4.13%, 09/12/22	130	134,718

		704,583
COMPUTERS — 2.31%
Apple Inc.
2.70%, 05/13/22	550	548,070
2.85%, 02/23/23 (Call 12/23/22)	410	410,681
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	380	395,553
HP Inc.
4.05%, 09/15/22	75	77,306
International Business Machines Corp.
1.88%, 08/01/22	550	526,768

		1,958,378
COSMETICS & PERSONAL CARE — 0.25%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	215,984

		215,984
DIVERSIFIED FINANCIAL SERVICES — 4.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	150	150,653
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	150	145,965
American Express Co.
2.65%, 12/02/22	560	550,463
Capital One Bank USA N.A.
3.38%, 02/15/23	250	248,612
CME Group Inc.
3.00%, 09/15/22	235	236,154
Discover Financial Services
3.85%, 11/21/22	250	254,170
International Lease Finance Corp.
5.88%, 08/15/22	300	329,730

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Invesco Finance PLC
3.13%, 11/30/22	$200	$199,498
Jefferies Group LLC
5.13%, 01/20/23[a]	185	197,952
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	148,035
ORIX Corp.
2.90%, 07/18/22	125	123,134
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	235	235,371
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	660	657,631

		3,477,368
ELECTRIC — 3.57%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	85	84,161
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	185	185,109
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	105	104,833
Dominion Energy Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)	100	98,346
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	100	100,802
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	225	224,881
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	199,428
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	206,800
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	325	337,337
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	110	114,411
Georgia Power Co.
2.85%, 05/15/22	100	99,518
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	99,868
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	180	187,457
7.00%, 09/01/22	100	116,334
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	193,954
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	253,910
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	135	147,267
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	76,244
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	205	201,927

		3,032,587

Security	Principal (000s)	Value
ELECTRONICS — 0.53%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	$150	$149,697
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	250,822
Jabil Inc.
4.70%, 09/15/22	50	52,232

		452,751
ENGINEERING & CONSTRUCTION — 0.30%
ABB Finance USA Inc.
2.88%, 05/08/22	250	251,465

		251,465
ENVIRONMENTAL CONTROL — 0.50%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	274,855
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	150	149,314

		424,169
FOOD — 1.90%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	314	314,452
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)	100	104,577
Kraft Heinz Foods Co.
3.50%, 06/06/22	525	530,896
3.50%, 07/15/22 (Call 05/15/22)	250	252,717
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	150	147,831
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	264,045

		1,614,518
HAND & MACHINE TOOLS — 0.24%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	199,224

		199,224
HEALTH CARE — PRODUCTS — 1.19%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	375	368,531
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	100,987
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	271,223
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	275	272,839

		1,013,580

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.86%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$150	$146,966
Anthem Inc.
3.30%, 01/15/23	525	526,942
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	160	159,485
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	200	204,408
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	148,281
2.88%, 03/15/23	400	397,460

		1,583,542
HOME BUILDERS — 0.18%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	154,839

		154,839
HOUSEHOLD PRODUCTS & WARES — 0.29%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	99,026
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	150	150,516

		249,542
INSURANCE — 2.81%
American International Group Inc.
4.88%, 06/01/22[a]	400	427,892
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	200	202,342
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	275	273,438
3.00%, 02/11/23	335	337,167
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	295,317
2.88%, 11/03/22 (Call 09/03/22)	125	124,949
Fidelity National Financial Inc.
5.50%, 09/01/22	50	54,426
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22[a]	275	296,720
MetLife Inc.
3.05%, 12/15/22	190	189,552
Primerica Inc.
4.75%, 07/15/22	75	79,448
Voya Financial Inc.
5.50%, 07/15/22	100	108,798

		2,390,049

Security	Principal (000s)	Value
INTERNET — 1.14%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$420	$413,469
Baidu Inc.
3.50%, 11/28/22	200	200,612
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	365	356,831

		970,912
IRON & STEEL — 0.17%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	135	141,511

		141,511
MACHINERY — 1.11%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	300	296,721
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	325	321,214
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	99,560
John Deere Capital Corp.
2.80%, 03/06/23	225	223,285

		940,780
MANUFACTURING — 1.98%
3M Co.
2.00%, 06/26/22	250	242,675
Eaton Corp.
2.75%, 11/02/22	325	321,542
General Electric Co.
2.70%, 10/09/22	275	269,869
3.10%, 01/09/23	500	496,810
3.15%, 09/07/22	350	349,611

		1,680,507
MEDIA — 3.69%
21st Century Fox America Inc.
3.00%, 09/15/22	300	301,008
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	25	24,046
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	675	698,409
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	185	238,330
Comcast Corp.
3.13%, 07/15/22	500	505,750
Discovery Communications LLC
3.30%, 05/15/22	175	175,310
NBCUniversal Media LLC
2.88%, 01/15/23[a]	400	399,204
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,379

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$200	$241,102
Time Warner Inc.
3.40%, 06/15/22	220	221,672
Walt Disney Co. (The)
2.35%, 12/01/22	235	230,255

		3,134,465
METAL FABRICATE & HARDWARE — 0.23%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	200	196,696

		196,696
MINING — 0.58%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	245	248,626
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	193	192,718
Southern Copper Corp.
3.50%, 11/08/22	50	51,047

		492,391
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)[a]	100	98,878

		98,878
OIL & GAS — 5.20%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	325	325,910
BP Capital Markets PLC
2.50%, 11/06/22	575	565,599
3.25%, 05/06/22	55	55,969
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	200	197,078
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	400	391,156
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	196,446
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	250	251,807
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	250	244,578
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	100	98,390
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	250	248,862
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	150	153,945
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	220	215,532

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	$125	$123,633
2.70%, 02/15/23 (Call 11/15/22)	200	198,106
Phillips 66
4.30%, 04/01/22	405	425,671
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	130	134,091
Shell International Finance BV
2.38%, 08/21/22	400	391,996
Total Capital International SA
2.70%, 01/25/23	200	198,116

		4,416,885
OIL & GAS SERVICES — 0.40%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	300	289,995
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	50	49,103

		339,098
PACKAGING & CONTAINERS — 0.18%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	77,206
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	77,223

		154,429
PHARMACEUTICALS — 5.77%
AbbVie Inc.
2.90%, 11/06/22	750	742,995
3.20%, 11/06/22 (Call 09/06/22)	150	150,515
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	525	522,737
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	25	24,385
Bristol-Myers Squibb Co.
2.00%, 08/01/22	305	294,362
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	300	292,455
3.20%, 03/15/23	75	74,186
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)[a]	385	375,136
3.50%, 07/20/22 (Call 05/20/22)	300	302,205
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	235	234,189
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	500	501,215
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	200	196,610
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	246,165
Novartis Capital Corp.
2.40%, 09/21/22	525	516,989
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	425	426,662

		4,900,806

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
PIPELINES — 2.66%
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	$175	$174,359
Energy Transfer LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	150	158,321
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	235	237,202
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	149,816
3.95%, 09/01/22 (Call 06/01/22)	400	410,376
MPLX LP
5.50%, 02/15/23 (Call 03/05/18)	160	164,595
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	135,089
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	124,679
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	125	123,380
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	150	148,227
TransCanada PipeLines Ltd.
2.50%, 08/01/22	175	171,722
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	101,784
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	160	160,378

		2,259,928
REAL ESTATE — 0.30%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	256,980

		256,980
REAL ESTATE INVESTMENT TRUSTS — 4.37%
American Tower Corp.
3.50%, 01/31/23	345	347,639
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	335	346,035
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	165	166,835
Crown Castle International Corp.
5.25%, 01/15/23	650	704,828
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[a]	100	103,973
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	97,880
3.63%, 10/01/22 (Call 07/03/22)	100	101,905
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	102,717
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	99,771
4.00%, 12/01/22 (Call 10/01/22)[a]	150	155,283

Security	Principal (000s)	Value
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	$100	$105,569
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	78,527
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	75,915
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	100,921
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	207,734
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	100	101,165
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	295	290,967
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	270	270,240
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,900
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)[a]	200	204,218

		3,712,022
RETAIL — 2.51%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	275	280,959
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	320	318,298
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	150	148,880
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	250	252,755
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	175	164,934
QVC Inc.
4.38%, 03/15/23	320	323,958
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	25	24,596
Walgreen Co.
3.10%, 09/15/22[a]	370	368,350
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	250	245,482

		2,128,212
SAVINGS & LOANS — 0.12%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	101,483

		101,483
SEMICONDUCTORS — 2.12%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)[b]	250	238,333
Intel Corp.
2.70%, 12/15/22	700	696,325
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	99,454

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Security	Principal (000s)	Value
QUALCOMM Inc.
3.00%, 05/20/22	$580	$575,644
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	200	193,272

		1,803,028
SOFTWARE — 2.49%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	203,666
Microsoft Corp.
2.13%, 11/15/22[a]	275	267,259
2.65%, 11/03/22 (Call 09/03/22)	200	199,040
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	505	499,536
2.50%, 10/15/22	670	658,764
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	300	289,911

		2,118,176
TELECOMMUNICATIONS — 4.62%
America Movil SAB de CV
3.13%, 07/16/22	400	399,752
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	800	777,272
3.00%, 06/30/22 (Call 04/30/22)	710	704,519
3.60%, 02/17/23 (Call 12/17/22)	275	278,242
Cisco Systems Inc.
2.60%, 02/28/23	275	271,191
Motorola Solutions Inc.
3.50%, 03/01/23	70	69,614
3.75%, 05/15/22	300	304,002
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)[a]	125	122,975
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	390	378,237
Vodafone Group PLC
2.50%, 09/26/22	110	107,642
2.95%, 02/19/23	510	507,725

		3,921,171
TEXTILES — 0.12%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	102,748

		102,748
TRANSPORTATION — 1.97%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	245	246,301
3.05%, 09/01/22 (Call 06/01/22)[a]	150	151,240
FedEx Corp.
2.63%, 08/01/22	225	222,415

Security	Principal or Shares (000s)	Value
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	$200	$198,186
3.00%, 04/01/22 (Call 01/01/22)	225	225,774
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	120,695
4.16%, 07/15/22 (Call 04/15/22)	100	105,822
United Parcel Service Inc.
2.45%, 10/01/22	410	403,518

		1,673,951

TOTAL CORPORATE BONDS & NOTES
(Cost: $81,150,247)		80,862,106

INVESTMENT COMPANIES — 3.63%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[c]	129	3,086,970

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,086,970

SHORT-TERM INVESTMENTS — 7.83%

MONEY MARKET FUNDS — 7.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,e,f]	6,405	6,406,643
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,e]	245	244,709

		6,651,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,650,648)		6,651,352

TOTAL INVESTMENTS IN SECURITIES — 106.64%
(Cost: $90,775,148)		90,600,428
Other Assets, Less Liabilities — (6.64)%		(5,641,394)

NET ASSETS — 100.00%		$84,959,034

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,433	1,972	[a]	—	6,405	$6,406,643	$3,362	[b]	$(273)	$234
BlackRock Cash Funds: Treasury, SL Agency Shares	753	—		(508)[a]	245	244,709	1,310		—	—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—		—	129	3,086,970	21,114		—	(79,980)
PNC Bank N.A. 2.70%, 11/01/22	$250	$—		$—	$250	245,150	1,759		—	(6,207)
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22	375	—		—	375	371,681	2,673		—	(8,221)

						$10,355,153	$30,218		$(273)	$(94,174)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$80,862,106	$—	$80,862,106
Investment companies	3,086,970	—	—	3,086,970
Money market funds	6,651,352	—	—	6,651,352

Total	$9,738,322	$80,862,106	$—	$90,600,428

470

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.61%

ADVERTISING — 0.39%
Omnicom Group Inc.
3.63%, 05/01/22	$174	$177,875

		177,875
AEROSPACE & DEFENSE — 4.26%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	425	413,223
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	75	75,426
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	474	465,971
United Technologies Corp.
3.10%, 06/01/22	980	988,291

		1,942,911

AGRICULTURE — 3.00%
Altria Group Inc.
2.85%, 08/09/22	551	548,146
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[a]	150	147,307
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	100	97,299
2.50%, 08/22/22	25	24,464
2.63%, 03/06/23	564	551,739

		1,368,955

AIRLINES — 0.32%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	140	146,443

		146,443

AUTO MANUFACTURERS — 2.44%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	206,104
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	49,356
3.45%, 04/10/22 (Call 02/10/22)	125	125,293
Toyota Motor Credit Corp.
2.15%, 09/08/22	350	339,675
2.63%, 01/10/23	398	392,726

		1,113,154

BEVERAGES — 4.50%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	185	181,690
3.30%, 02/01/23 (Call 12/01/22)	45	45,349

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$122	$119,525
Coca-Cola Co. (The)
2.20%, 05/25/22	100	97,909
Constellation Brands Inc.
6.00%, 05/01/22	25	27,710
Diageo Investment Corp.
2.88%, 05/11/22	473	473,492
8.00%, 09/15/22	100	120,524
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	250	244,293
2.75%, 03/01/23	614	612,109
3.10%, 07/17/22 (Call 05/17/22)	125	126,566

		2,049,167

BIOTECHNOLOGY — 1.71%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	67,663
Biogen Inc.
3.63%, 09/15/22	85	87,354
Celgene Corp.
3.25%, 08/15/22	66	66,269
3.55%, 08/15/22	125	127,044
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	425	430,410

		778,740

CHEMICALS — 2.78%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	83	83,185
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	65,489
Cabot Corp.
3.70%, 07/15/22	76	77,097
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[b]	166	165,437
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	67,459
EI du Pont de Nemours & Co.
2.80%, 02/15/23	550	546,650
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	64,254
2.70%, 02/21/23 (Call 11/21/22)[b]	199	197,129

		1,266,700

COMPUTERS — 4.84%
Apple Inc.
2.70%, 05/13/22	550	548,069
2.85%, 02/23/23 (Call 12/23/22)[b]	610	611,013
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[b]	110	114,502
HP Inc.
4.05%, 09/15/22	58	59,784

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
IBM Credit LLC
2.20%, 09/08/22	$200	$193,694
International Business Machines Corp.
1.88%, 08/01/22	500	478,880
2.88%, 11/09/22	200	199,056

		2,204,998
COSMETICS & PERSONAL CARE — 2.11%
Colgate-Palmolive Co.
1.95%, 02/01/23	300	287,979
2.30%, 05/03/22	191	187,709
Procter & Gamble Co. (The)
2.15%, 08/11/22	400	389,392
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[b]	100	97,806

		962,886
DIVERSIFIED FINANCIAL SERVICES — 3.23%
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	100	97,551
2.40%, 04/25/22 (Call 03/25/22)	250	245,145
2.70%, 02/15/23 (Call 12/15/22)	50	49,345
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,085	1,081,105

		1,473,146
ELECTRIC — 5.25%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	65,349
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	85	85,050
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	64,231
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	240	234,914
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	65,895
Dominion Energy Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)	66	64,908
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	85	85,682
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)[b]	85	83,268
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	185	184,902
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	150	149,571
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	25	25,850
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	191	198,250
Georgia Power Co.
2.85%, 05/15/22	199	198,041
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	250	242,140

Security	Principal (000s)	Value
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$133	$129,664
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	135	140,593
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	64,005
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	91	92,423
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	66,044
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	71,997
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	80	78,801

		2,391,578
ELECTRICAL COMPONENTS & EQUIPMENT — 0.54%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	249	244,448

		244,448
ELECTRONICS — 0.32%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	145	145,477

		145,477
ENGINEERING & CONSTRUCTION — 1.17%
ABB Finance USA Inc.
2.88%, 05/08/22	529	532,100

		532,100
ENVIRONMENTAL CONTROL — 0.40%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	75	76,348
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[b]	106	105,516

		181,864
FOOD — 1.04%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)[b]	91	91,131
Kraft Heinz Foods Co.
3.50%, 06/06/22[b]	100	101,123
3.50%, 07/15/22 (Call 05/15/22)[b]	135	136,467
Sysco Corp.
2.60%, 06/12/22	75	73,698
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	69,708

		472,127

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
GAS — 0.30%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	$70	$69,981
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	65,322

		135,303
HAND & MACHINE TOOLS — 0.14%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	65,744

		65,744
HEALTH CARE — PRODUCTS — 0.77%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	234,290
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	116	116,525

		350,815
HEALTH CARE — SERVICES — 0.85%
Catholic Health Initiatives
2.95%, 11/01/22	66	64,479
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	254,115
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[b]	66	67,454

		386,048
HOME BUILDERS — 0.24%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	108	111,484

		111,484
HOUSEHOLD PRODUCTS & WARES — 0.22%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	65,357
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[b]	33	33,114

		98,471
INTERNET — 2.15%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	191	188,030
Baidu Inc.
2.88%, 07/06/22	200	195,794
3.50%, 11/28/22	400	401,224
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[b]	198	193,569

		978,617

Security	Principal (000s)	Value
IRON & STEEL — 0.11%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	$49	$51,363

		51,363
MACHINERY — 3.94%
Caterpillar Financial Services Corp.
2.40%, 06/06/22	150	147,388
2.63%, 03/01/23	199	195,651
2.85%, 06/01/22	100	100,123
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	229,464
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	613	605,859
John Deere Capital Corp.
2.80%, 03/06/23	520	516,038

		1,794,523
MANUFACTURING — 3.71%
3M Co.
2.00%, 06/26/22	292	283,444
2.25%, 03/15/23 (Call 02/15/23)[b]	100	97,741
Eaton Corp.
2.75%, 11/02/22[b]	168	166,213
General Electric Co.
2.70%, 10/09/22	970	951,900
3.15%, 09/07/22	125	124,861
Parker-Hannifin Corp.
3.50%, 09/15/22	65	66,349

		1,690,508
MEDIA — 3.86%
21st Century Fox America Inc.
3.00%, 09/15/22	116	116,390
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	213,853
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	148,576
2.85%, 01/15/23	523	521,096
3.13%, 07/15/22	133	134,530
NBCUniversal Media LLC
2.88%, 01/15/23[b]	100	99,801
Time Warner Inc.
3.40%, 06/15/22	116	116,882
Walt Disney Co. (The)
2.35%, 12/01/22	415	406,621

		1,757,749

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.86%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$398	$391,425

		391,425
MINING — 0.77%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	101,480
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	250	249,635

		351,115
OIL & GAS — 10.63%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	150	150,420
BP Capital Markets PLC
2.50%, 11/06/22	830	816,430
3.25%, 05/06/22	257	261,528
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	825	806,759
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	130	127,690
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[b]	100	97,831
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	485	482,793
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	175	173,086
2.70%, 02/15/23 (Call 11/15/22)	485	480,407
Phillips 66
4.30%, 04/01/22	193	202,851
Shell International Finance BV
2.25%, 01/06/23	439	426,172
2.38%, 08/21/22	400	391,996
Total Capital International SA
2.70%, 01/25/23[b]	431	426,940

		4,844,903
OIL & GAS SERVICES — 0.42%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	130	125,664
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	66	64,816

		190,480
PHARMACEUTICALS — 8.38%
AbbVie Inc.
2.90%, 11/06/22	342	338,806
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	132,427
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	64,421
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	255,757

Security	Principal (000s)	Value
Cardinal Health Inc.
3.20%, 03/15/23	$99	$97,926
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)[b]	125	121,797
3.50%, 07/20/22 (Call 05/20/22)	50	50,368
Eli Lilly & Co.
2.35%, 05/15/22	150	147,484
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	400	398,620
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	572	573,390
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	75	72,602
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	64,881
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	393,864
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	385	379,949
2.40%, 09/21/22	600	590,844
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	133	133,520

		3,816,656
PIPELINES — 2.33%
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	86	85,685
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	115	116,077
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	91	90,888
MPLX LP
5.50%, 02/15/23 (Call 03/05/18)	60	61,723
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	101	101,067
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	49,352
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	65,220
TransCanada PipeLines Ltd.
2.50%, 08/01/22	407	399,377
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	91	91,215

		1,060,604
REAL ESTATE INVESTMENT TRUSTS — 0.78%
American Tower Corp.
3.50%, 01/31/23	125	125,956
Crown Castle International Corp.
4.88%, 04/15/22	25	26,561
5.25%, 01/15/23	185	200,605

		353,122

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Principal (000s)	Value
RETAIL — 3.23%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	$33	$33,715
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)[b]	250	245,690
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	497,340
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	325	328,581
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[b]	58	54,664
Walgreen Co.
3.10%, 09/15/22[b]	66	65,706
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	250	245,483

		1,471,179
SEMICONDUCTORS — 4.94%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)[b]	100	98,414
2.70%, 12/15/22	773	768,942
3.10%, 07/29/22	200	202,966
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	51	50,721
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	250	241,105
3.00%, 05/20/22	800	793,992
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)[b]	100	96,636

		2,252,776
SOFTWARE — 4.10%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	51	51,610
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	67,210
Microsoft Corp.
2.13%, 11/15/22[b]	275	267,258
2.65%, 11/03/22 (Call 09/03/22)	385	383,152
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	210	207,728
2.50%, 10/15/22	880	865,242
2.63%, 02/15/23 (Call 01/15/23)	25	24,663

		1,866,863
TELECOMMUNICATIONS — 3.93%
America Movil SAB de CV
3.13%, 07/16/22	600	599,628
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	225	218,608
3.00%, 06/30/22 (Call 04/30/22)	75	74,421
Cisco Systems Inc.
2.60%, 02/28/23	215	212,022
3.00%, 06/15/22	200	201,698
Motorola Solutions Inc.

Security	Principal or Shares (000s)	Value
3.50%, 03/01/23	$75	$74,586
3.75%, 05/15/22[b]	66	66,880
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	150	145,476
Vodafone Group PLC
2.95%, 02/19/23	200	199,108

		1,792,427
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	67,814

		67,814
TRANSPORTATION — 3.50%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	493	495,618
3.05%, 09/01/22 (Call 06/01/22)	50	50,414
FedEx Corp.
2.63%, 08/01/22	75	74,138
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	65,401
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	66,382
4.16%, 07/15/22 (Call 04/15/22)	341	360,853
United Parcel Service Inc.
2.45%, 10/01/22	491	483,237

		1,596,043

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,184,334)		44,928,601

SHORT-TERM INVESTMENTS — 7.57%

MONEY MARKET FUNDS — 7.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[c,d,e]	3,147	3,147,779

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[c,d]	301	$301,447

		3,449,226

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,448,812)		3,449,226

TOTAL INVESTMENTS IN SECURITIES — 106.18%
(Cost: $48,633,146)		48,377,827
Other Assets, Less Liabilities — (6.18)%		(2,816,315)

NET ASSETS — 100.00%		$45,561,512

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,533	614	[a]	—	3,147	$3,147,779	$2,220	[b]	$(88)	$105
BlackRock Cash Funds: Treasury, SL Agency Shares	417	—		(116)[a]	301	301,447	684		—	—

						$3,449,226	$2,904		$(88)	$105

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE EX-FINANCIALS ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$44,928,601	$—	$44,928,601
Money market funds	3,449,226	—	—	3,449,226

Total	$3,449,226	$44,928,601	$—	$48,377,827

477

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.38%

AEROSPACE & DEFENSE — 1.71%
Arconic Inc.
5.87%, 02/23/22	$100	$108,125
KLX Inc.
5.88%, 12/01/22 (Call 03/05/18)[a]	15	15,656
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)	50	51,206

		174,987
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,663

		25,663
APPAREL — 0.20%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a]	20	20,217

		20,217
AUTO MANUFACTURERS — 0.23%
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	25	23,800

		23,800
AUTO PARTS & EQUIPMENT—0.81%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[a,b]	25	26,187
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	25	26,016
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	30	30,752

		82,955
BANKS — 2.07%
CIT Group Inc.
5.38%, 05/15/20	75	78,501
Fifth Third Bancorp.
(3 mo. LIBOR US + 3.033%) 5.10%, (Call 06/30/23)[c,d]	25	25,056
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	108,687

		212,244
BUILDING MATERIALS — 0.51%
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	50	51,862

		51,862

Security	Principal (000s)	Value
CHEMICALS — 2.46%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	$15	$15,618
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	20	23,515
CF Industries Inc.
3.45%, 06/01/23[b]	20	19,581
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[b]	25	25,844
6.63%, 05/15/23 (Call 05/15/18)	30	31,725
Hexion Inc.
6.63%, 04/15/20 (Call 03/05/18)	30	27,274
10.38%, 02/01/22 (Call 02/01/19)[a]	15	14,512
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	70	70,525
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	3	3,004
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 03/05/18)[a]	20	20,650

		252,248
COMMERCIAL SERVICES — 3.35%
ADT Corp. (The)
6.25%, 10/15/21	25	27,203
APX Group Inc.
6.38%, 12/01/19 (Call 03/05/18)	10	10,149
7.63%, 09/01/23 (Call 09/01/19)[b]	6	6,423
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	20	20,179
Hertz Corp. (The)
6.25%, 10/15/22 (Call 03/05/18)	25	24,037
7.38%, 01/15/21 (Call 03/05/18)	50	50,125
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 03/05/18)[a]	35	35,744
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	60	66,375
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	25	25,062
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	24,969
5.50%, 07/15/25 (Call 07/15/20)	50	52,780

		343,046
COMPUTERS — 2.08%
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	25	25,916
7.13%, 06/15/24 (Call 06/15/19)[a]	25	27,280
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	25	24,750
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/05/18)[a]	10	10,300
NCR Corp.
5.88%, 12/15/21 (Call 03/05/18)	50	51,250

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	$15	$14,719
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	50	58,419

		212,634
COSMETICS & PERSONAL CARE — 0.68%
Avon Products Inc.
7.00%, 03/15/23	10	8,763
Edgewell Personal Care Co.
4.70%, 05/24/22	15	15,312
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[a]	45	45,562

		69,637
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,750

		26,750
DIVERSIFIED FINANCIAL SERVICES — 4.42%
Aircastle Ltd.
6.25%, 12/01/19	50	52,625
Ally Financial Inc.
5.13%, 09/30/24	50	52,793
8.00%, 03/15/20	50	54,595
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 03/05/18)	25	25,638
6.25%, 02/01/22 (Call 02/01/19)[a]	25	25,687
6.75%, 02/01/24 (Call 02/01/20)	25	26,000
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	11	8,431
Navient Corp.
5.50%, 01/25/23	50	50,160
6.75%, 06/25/25[b]	10	10,488
7.25%, 09/25/23[b]	25	27,000
8.00%, 03/25/20	25	27,024
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 03/05/18)[a]	25	25,836
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	15	15,338
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,758
6.13%, 05/15/22	25	25,820

		453,193
ELECTRIC — 3.30%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	51,679
8.00%, 06/01/20	9	9,990
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	25	24,620
5.75%, 01/15/25 (Call 10/15/19)	35	33,140
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	15	16,670
Dynegy Inc.

Security	Principal (000s)	Value
7.38%, 11/01/22 (Call 11/01/18)[b]	$50	$53,000
7.63%, 11/01/24 (Call 11/01/19)	15	16,206
8.13%, 01/30/26 (Call 07/30/20)[a,b]	20	22,056
NextEra Energy Operating Partners LP
4.50%, 09/15/27 (Call 06/15/27)[a]	25	24,538
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,755
6.25%, 05/01/24 (Call 05/01/19)	25	26,197
7.25%, 05/15/26 (Call 05/15/21)	25	27,228
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	15	12,506

		338,585
ENERGY — ALTERNATE SOURCES — 0.14%
TerraForm Power Operating LLC
5.00%, 01/31/28 (Call 07/31/27)[a,b]	15	14,756

		14,756
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	20	21,350

		21,350
ENTERTAINMENT — 2.01%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (Call 11/15/21)[b]	40	38,835
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a]	25	24,938
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	15,228
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	26,743
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/05/18)	15	15,474
Scientific Games International Inc.
7.00%, 01/01/22 (Call 03/05/18)[a]	25	26,412
10.00%, 12/01/22 (Call 12/01/18)	30	32,887
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	25	25,344

		205,861
ENVIRONMENTAL CONTROL — 0.15%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	15	15,240

		15,240
FOOD — 2.11%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[b]	25	23,750
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	25	25,031
Lamb Weston Holdings Inc.

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.63%, 11/01/24 (Call 11/01/21)[a]	$50	$50,750
4.88%, 11/01/26 (Call 11/01/21)[a]	50	50,867
Post Holdings Inc.
5.75%, 03/01/27 (Call 03/01/22)[a]	50	50,295
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15	15,589

		216,282
HEALTH CARE — PRODUCTS — 1.02%
Avantor Inc.
9.00%, 10/01/25 (Call 10/01/20)[a]	25	24,757
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	15	14,422
Kinetic Concepts Inc./KCI USA Inc.
12.50%, 11/01/21 (Call 05/01/19)[a]	10	11,397
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	10	8,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a,b]	30	25,632
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 03/05/18)[a]	20	20,000

		104,408
HEALTH CARE — SERVICES — 8.42%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,365
6.13%, 02/15/24 (Call 02/15/19)	30	31,848
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/05/18)[b]	30	27,973
6.25%, 03/31/23 (Call 03/31/20)	40	37,000
6.88%, 02/01/22 (Call 03/05/18)[b]	40	28,450
8.00%, 11/15/19 (Call 03/05/18)[b]	40	37,500
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	50	49,706
Encompass Health Corp.
5.75%, 11/01/24 (Call 03/05/18)	25	25,497
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	39,900
5.25%, 06/15/26 (Call 12/15/25)	50	52,300
5.38%, 02/01/25	75	76,687
6.50%, 02/15/20	125	133,281
7.50%, 02/15/22	50	56,184
Kindred Healthcare Inc.
8.00%, 01/15/20	30	31,988
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[a]	80	78,586
6.00%, 10/01/20	60	63,075
8.13%, 04/01/22	65	67,438

		862,778
HOLDING COMPANIES — DIVERSIFIED — 0.78%
HRG Group Inc.
7.75%, 01/15/22 (Call 03/05/18)	15	15,601
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	10,759

Security	Principal (000s)	Value
Noble Group Ltd.
6.75%, 01/29/20[a]	$100	$53,375

		79,735
HOME BUILDERS — 1.93%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/05/18)[a]	25	25,480
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	25	27,268
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	45	45,450
4.88%, 12/15/23 (Call 09/15/23)	35	36,281
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,594
5.50%, 03/01/26 (Call 12/01/25)	20	21,462
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,869

		197,404
HOUSEHOLD PRODUCTS & WARES — 0.45%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	25	24,519
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	21,075

		45,594
INSURANCE — 0.55%
Genworth Holdings Inc.
7.70%, 06/15/20	30	30,030
Voya Financial Inc.
(3 mo. LIBOR US + 3.580%) 5.65%, 05/15/53 (Call 05/15/23)[c]	25	26,625

		56,655
INTERNET — 1.70%
Netflix Inc.
4.38%, 11/15/26[b]	40	39,106
5.50%, 02/15/22	35	37,012
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[a]	25	25,469
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15	15,375
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	25	25,408
6.00%, 04/01/23 (Call 04/01/18)	30	31,350

		173,720
IRON & STEEL — 1.35%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	25	25,562
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	10	10,935

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ArcelorMittal
6.75%, 02/25/22	$35	$38,747
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	15	14,659
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	30	31,356
U.S. Steel Corp.
8.38%, 07/01/21 (Call 07/01/18)[a]	16	17,280

		138,539
LODGING — 2.78%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)	25	26,438
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	40	43,800
10.75%, 09/01/24 (Call 09/01/19)[a]	25	27,625
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	15	15,788
MGM Resorts International
6.63%, 12/15/21	100	109,250
8.63%, 02/01/19	25	26,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[a]	35	35,437

		284,744
MACHINERY — 0.42%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	40	43,500

		43,500
MANUFACTURING — 1.01%
Bombardier Inc.
6.00%, 10/15/22 (Call 03/05/18)[a,b]	50	49,875
7.50%, 03/15/25 (Call 03/15/20)[a]	25	26,062
8.75%, 12/01/21[a]	25	27,804

		103,741
MEDIA — 15.63%
Altice Financing SA
6.63%, 02/15/23 (Call 03/05/18)[a]	200	202,632
Cablevision Systems Corp.
5.88%, 09/15/22[b]	30	30,271
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[a]	25	24,125
5.13%, 05/01/23 (Call 05/01/18)[a]	50	50,969
5.13%, 05/01/27 (Call 05/01/22)[a]	25	24,368
5.25%, 09/30/22 (Call 03/05/18)	25	25,594
5.75%, 02/15/26 (Call 02/15/21)[a]	100	103,645
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 03/05/18)[a]	35	35,437
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 03/05/18)	35	36,006
Series B
7.63%, 03/15/20 (Call 03/05/18)[b]	25	24,844
CSC Holdings LLC
5.25%, 06/01/24	50	48,646

Security	Principal (000s)	Value
6.75%, 11/15/21[b]	$25	$26,799
DISH DBS Corp.
5.88%, 07/15/22[b]	100	99,427
6.75%, 06/01/21	50	52,375
7.75%, 07/01/26[b]	25	25,750
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	35	35,131
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/05/18)	25	19,125
9.00%, 03/01/21 (Call 03/05/18)	50	36,537
11.25%, 03/01/21 (Call 03/05/18)[a]	10	7,025
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	25	25,562
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	25	25,844
SFR Group SA
7.38%, 05/01/26 (Call 05/01/21)[a]	200	197,000
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 02/16/18)	20	20,600
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	35	34,869
5.38%, 04/15/25 (Call 04/15/20)[a]	50	51,670
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	25	25,875
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	210,450
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	50	49,837
Viacom Inc.
(3 mo. LIBOR US + 3.895%) 5.88%, 02/28/57 (Call 02/28/22)[b,c]	50	50,825

		1,601,238
METAL FABRICATE & HARDWARE — 0.25%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	25	25,765

		25,765
MINING — 2.36%
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	25	26,500
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (Call 02/15/24)[a,b]	25	25,281
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	35,000
3.88%, 03/15/23 (Call 12/15/22)	75	74,403
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	54,944
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	25,844

		241,972

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/05/18)	$25	$25,693

		25,693
PACKAGING & CONTAINERS — 4.43%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	300	303,353
Ball Corp.
4.00%, 11/15/23	35	35,016
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a]	25	24,906
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	40	41,167
5.75%, 10/15/20 (Call 03/05/18)	48	49,198

		453,640
PHARMACEUTICALS — 2.42%
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/05/18)[a,b]	60	46,950
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/05/18)[a]	35	31,445
5.50%, 11/01/25 (Call 11/01/20)[a]	15	15,131
5.88%, 05/15/23 (Call 05/15/18)[a]	100	90,250
6.13%, 04/15/25 (Call 04/15/20)[a]	25	22,345
6.50%, 03/15/22 (Call 03/15/19)[a]	25	26,209
9.00%, 12/15/25 (Call 12/15/21)[a]	15	15,427

		247,757
REAL ESTATE — 0.25%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 03/05/18)[a]	25	25,702

		25,702
REAL ESTATE INVESTMENT TRUSTS — 2.58%
CyrusOne LP/CyrusOne Finance Corp.
5.38%, 03/15/27 (Call 03/15/22)	2	2,072
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/18)	50	51,355
5.38%, 05/15/27 (Call 05/15/22)	25	26,208
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	20,125
Iron Mountain Inc.
5.75%, 08/15/24 (Call 03/05/18)[b]	35	35,134
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	29,625
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	15	15,346
SBA Communications Corp.
4.88%, 09/01/24 (Call 09/01/19)	25	24,906
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	45	45,000

Security	Principal (000s)	Value
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)[b]	$15	$14,202

		263,973
RETAIL — 3.98%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	25	24,562
5.00%, 10/15/25 (Call 10/15/20)[a]	25	25,007
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/05/18)[a]	20	14,150
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/05/18)	35	36,559
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	25	25,844
8.75%, 10/01/25 (Call 10/01/20)[a]	25	26,627
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	15	14,775
L Brands Inc.
8.50%, 06/15/19	100	107,794
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/05/18)[a]	15	9,563
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a]	25	19,313
7.13%, 03/15/23 (Call 03/15/18)[a]	25	15,711
QVC Inc.
4.38%, 03/15/23	50	50,553
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	25	23,312
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	15	14,466

		408,236
SEMICONDUCTORS — 2.25%
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	200	204,616
Sensata Technologies BV
5.00%, 10/01/25[a]	25	25,964

		230,580
SOFTWARE — 3.42%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/05/18)[a]	20	20,025
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	40	40,700
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	51,313
5.75%, 01/15/24 (Call 01/15/19)[a]	25	25,906
7.00%, 12/01/23 (Call 12/01/18)[a]	50	52,772
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[b]	25	25,850
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	26,460
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	26,436

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	$50	$53,188
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	28,031

		350,681
TELECOMMUNICATIONS — 8.42%
CenturyLink Inc.
5.80%, 03/15/22	25	24,375
6.45%, 06/15/21	50	50,997
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	25	25,147
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	20	21,018
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	35	21,875
7.13%, 03/15/19	25	25,213
8.88%, 09/15/20 (Call 06/15/20)	10	9,800
10.50%, 09/15/22 (Call 06/15/22)	25	20,688
11.00%, 09/15/25 (Call 06/15/25)	50	39,062
Hughes Satellite Systems Corp.
6.63%, 08/01/26	30	31,687
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	25	19,594
7.25%, 10/15/20 (Call 03/05/18)	25	21,844
8.00%, 02/15/24 (Call 02/15/19)[a]	15	15,750
9.75%, 07/15/25 (Call 07/15/21)[a]	30	27,619
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/05/18)	25	11,215
8.13%, 06/01/23 (Call 06/01/18)	15	6,413
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	49,958
Sprint Communications Inc.
6.00%, 11/15/22	25	24,935
Sprint Corp.
7.13%, 06/15/24	50	50,708
7.25%, 09/15/21[b]	50	53,328
7.88%, 09/15/23[b]	85	90,029
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)	100	106,500
Telecom Italia Capital SA
7.18%, 06/18/19	50	52,928
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[b]	25	25,038
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (Call 12/15/22)[a,b]	53	36,967

		862,688
TRANSPORTATION — 0.30%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	30	31,190

		31,190

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.48%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	$50	$49,375

		49,375

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,480,529)		9,670,618

SHORT-TERM INVESTMENTS — 20.54%

MONEY MARKET FUNDS — 20.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[e,f,g]	1,572	1,571,922
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[e,f]	532	532,202

		2,104,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,103,951)		2,104,124

TOTAL INVESTMENTS IN SECURITIES — 114.92%
(Cost: $11,584,480)		11,774,742
Other Assets, Less Liabilities — (14.92)%		(1,528,810)

NET ASSETS — 100.00%		$10,245,932

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,656	—		(84)[a]	1,572	$1,571,922	$2,429	[b]	$(61)	$51
BlackRock Cash Funds: Treasury, SL Agency Shares	197	335	[a]	—	532	532,202	986		—	—

						$2,104,124	$3,415		$(61)	$51

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,670,618	$—	$9,670,618
Money market funds	2,104,124	—	—	2,104,124

Total	$2,104,124	$9,670,618	$—	$11,774,742

484

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.55%

AUSTRALIA — 4.50%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,850	$1,481,830
2.00%, 12/21/21[a]	AUD	2,100	1,681,158
2.25%, 11/21/22	AUD	700	562,500
2.25%, 05/21/28[a]	AUD	2,500	1,921,739
2.75%, 10/21/19[a]	AUD	2,135	1,753,694
2.75%, 04/21/24[a]	AUD	4,950	4,048,225
2.75%, 11/21/27[a]	AUD	2,909	2,345,457
2.75%, 11/21/28[a]	AUD	2,220	1,782,473
2.75%, 06/21/35[a]	AUD	681	522,611
3.00%, 03/21/47[a]	AUD	1,161	866,828
3.25%, 10/21/18[a]	AUD	300	245,612
3.25%, 04/21/25[a]	AUD	2,828	2,377,290
3.25%, 04/21/29[a]	AUD	2,116	1,778,267
3.25%, 06/21/39[a]	AUD	624	503,920
3.75%, 04/21/37[a]	AUD	1,021	892,234
4.25%, 04/21/26[a]	AUD	3,400	3,059,135
4.50%, 04/15/20[a]	AUD	3,058	2,606,687
4.50%, 04/21/33[a]	AUD	1,455	1,389,977
4.75%, 04/21/27[a]	AUD	2,818	2,645,492
5.25%, 03/15/19[a]	AUD	3,467	2,914,590
5.50%, 04/21/23[a]	AUD	2,585	2,404,840
5.75%, 05/15/21[a]	AUD	2,487	2,238,070
5.75%, 07/15/22[a]	AUD	2,316	2,144,405

			42,167,034
AUSTRIA — 4.10%
Republic of Austria Government Bond
0.00%, 09/20/22[b,c]	EUR	500	620,941
0.00%, 07/15/23[b,c]	EUR	570	699,828
0.25%, 10/18/19[b]	EUR	28	35,325
0.50%, 04/20/27[b]	EUR	1,150	1,395,000
0.75%, 10/20/26[b]	EUR	1,940	2,425,422
1.20%, 10/20/25[b]	EUR	1,421	1,855,853
1.50%, 02/20/47[b]	EUR	664	818,141
1.50%, 11/02/86[b]	EUR	363	385,890
1.65%, 10/21/24[b]	EUR	1,535	2,068,408
1.75%, 10/20/23[b]	EUR	1,311	1,770,611
1.95%, 06/18/19[b]	EUR	1,025	1,320,321
2.10%, 09/20/17[b]	EUR	540	699,256
2.40%, 05/23/34[b]	EUR	1,060	1,550,968
3.15%, 06/20/44[b]	EUR	1,412	2,423,603
3.40%, 11/22/22[b]	EUR	1,526	2,201,955
3.50%, 09/15/21[b]	EUR	2,376	3,349,130
3.65%, 04/20/22[b]	EUR	1,100	1,580,712
3.80%, 01/26/62[b]	EUR	577	1,190,256
3.90%, 07/15/20[b]	EUR	1,848	2,542,652
4.15%, 03/15/37[b]	EUR	1,966	3,649,828
4.35%, 03/15/19[b]	EUR	1,123	1,475,299
4.85%, 03/15/26[b]	EUR	1,090	1,823,676
6.25%, 07/15/27	EUR	1,336	2,507,926

			38,391,001

Security	Principal (000s)		Value
BELGIUM — 4.46%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[b]	EUR	470	$582,590
0.50%, 10/22/24[b]	EUR	700	874,035
0.80%, 06/22/25[b]	EUR	1,765	2,237,414
0.80%, 06/22/27[b]	EUR	1,270	1,576,629
1.00%, 06/22/26[b]	EUR	1,797	2,293,437
1.00%, 06/22/31[b]	EUR	880	1,075,029
1.45%, 06/22/37[b]	EUR	395	493,282
1.60%, 06/22/47[b]	EUR	857	1,040,727
1.90%, 06/22/38[b]	EUR	570	765,287
2.15%, 06/22/66[b]	EUR	290	381,000
2.25%, 06/22/23[a]	EUR	1,180	1,632,242
2.25%, 06/22/57[b]	EUR	300	410,230
2.60%, 06/22/24[b]	EUR	1,365	1,937,960
3.00%, 09/28/19[a]	EUR	794	1,046,474
3.00%, 06/22/34[b]	EUR	625	975,528
3.75%, 09/28/20[b]	EUR	1,592	2,198,126
3.75%, 06/22/45[a]	EUR	790	1,452,414
3.75%, 06/22/45[a]	EUR	100	183,850
4.00%, 03/28/19	EUR	785	1,028,688
4.00%, 03/28/22	EUR	1,287	1,874,532
4.00%, 03/28/32[a]	EUR	704	1,207,829
4.25%, 09/28/21[b]	EUR	1,766	2,554,018
4.25%, 09/28/22[a]	EUR	1,605	2,388,992
4.25%, 03/28/41[b]	EUR	1,606	3,084,499
4.50%, 03/28/26[b]	EUR	1,115	1,822,974
5.00%, 03/28/35[b]	EUR	1,665	3,276,131
5.50%, 03/28/28	EUR	1,906	3,457,264

			41,851,181
CANADA — 4.48%
Canadian Government Bond
0.25%, 05/01/18	CAD	1,550	1,260,265
0.50%, 08/01/18	CAD	330	267,776
0.50%, 11/01/18	CAD	600	485,252
0.50%, 02/01/19	CAD	900	725,307
0.50%, 03/01/22	CAD	1,738	1,331,618
0.75%, 05/01/19	CAD	1,630	1,312,952
0.75%, 08/01/19	CAD	670	537,826
0.75%, 09/01/20	CAD	2,892	2,289,414
0.75%, 03/01/21	CAD	2,313	1,817,257
0.75%, 09/01/21	CAD	2,170	1,692,698
1.00%, 09/01/22	CAD	2,140	1,661,799
1.00%, 06/01/27	CAD	1,838	1,335,147
1.25%, 09/01/18	CAD	1,010	822,201
1.25%, 11/01/19	CAD	800	645,893
1.25%, 02/01/20	CAD	300	241,704
1.50%, 03/01/20	CAD	2,355	1,906,292
1.50%, 06/01/23	CAD	1,730	1,365,070
1.50%, 06/01/26	CAD	1,408	1,079,191
1.75%, 03/01/19	CAD	300	244,796
1.75%, 09/01/19	CAD	1,475	1,201,635
1.75%, 03/01/23	CAD	818	654,700
2.00%, 06/01/28	CAD	700	553,834
2.25%, 06/01/25	CAD	1,400	1,140,514
2.50%, 06/01/24	CAD	1,475	1,223,764

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
2.75%, 06/01/22	CAD	1,288	$1,080,217
2.75%, 12/01/48	CAD	1,577	1,390,809
2.75%, 12/01/64	CAD	485	440,753
3.25%, 06/01/21	CAD	1,591	1,349,718
3.50%, 06/01/20	CAD	1,815	1,533,733
3.50%, 12/01/45	CAD	1,810	1,806,619
3.75%, 06/01/19	CAD	1,491	1,247,406
4.00%, 06/01/41	CAD	1,700	1,782,969
4.25%, 06/01/18	CAD	579	476,410
5.00%, 06/01/37	CAD	1,478	1,691,980
5.75%, 06/01/29	CAD	1,160	1,265,230
5.75%, 06/01/33	CAD	1,350	1,580,515
8.00%, 06/01/27	CAD	420	505,581
9.00%, 06/01/25	CAD	20	23,689

			41,972,534
DENMARK — 4.12%
Denmark Government Bond
0.25%, 11/15/20	DKK	9,200	1,565,056
0.50%, 11/15/27	DKK	13,410	2,197,836
1.50%, 11/15/23	DKK	21,666	3,896,385
1.75%, 11/15/25	DKK	31,265	5,745,711
3.00%, 11/15/21	DKK	30,855	5,780,252
4.00%, 11/15/19	DKK	28,433	5,146,639
4.50%, 11/15/39	DKK	50,452	13,974,603
7.00%, 11/10/24	DKK	1,470	356,652

			38,663,134
FINLAND — 4.21%
Finland Government Bond
0.00%, 04/15/22[b,c]	EUR	2,833	3,527,358
0.00%, 09/15/23[b,c]	EUR	1,835	2,250,291
0.38%, 09/15/20[b]	EUR	2,048	2,597,718
0.50%, 04/15/26[b]	EUR	2,269	2,799,797
0.50%, 09/15/27[b]	EUR	1,500	1,815,575
0.75%, 04/15/31[b]	EUR	1,553	1,867,460
0.88%, 09/15/25[b]	EUR	1,313	1,677,004
1.50%, 04/15/23[b]	EUR	2,520	3,351,083
1.63%, 09/15/22[b]	EUR	1,230	1,641,601
2.00%, 04/15/24[b]	EUR	1,740	2,386,523
2.63%, 07/04/42[b]	EUR	1,465	2,359,373
2.75%, 07/04/28[b]	EUR	1,692	2,513,416
3.38%, 04/15/20[b]	EUR	3,345	4,514,128
3.50%, 04/15/21[b]	EUR	1,819	2,534,079
4.00%, 07/04/25[b]	EUR	2,050	3,201,557
4.38%, 07/04/19[b]	EUR	310	413,411

			39,450,374
FRANCE — 7.18%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	820	1,039,764
1.00%, 05/25/19[a]	EUR	625	794,275
French Republic Government Bond OAT

Security	Principal (000s)		Value
0.00%, 03/25/23[a,c]	EUR	1,050	$1,294,010
0.00%, 02/25/19[a,c]	EUR	1,285	1,610,447
0.00%, 02/25/20[a,c]	EUR	1,040	1,306,665
0.00%, 05/25/20[a,c]	EUR	781	981,335
0.00%, 05/25/21[a,c]	EUR	550	688,677
0.00%, 05/25/22[a,c]	EUR	1,050	1,305,434
0.25%, 11/25/20[a]	EUR	205	259,071
0.25%, 11/25/26[a]	EUR	1,530	1,825,184
0.50%, 05/25/25[a]	EUR	1,137	1,414,493
0.50%, 05/25/26[a]	EUR	1,046	1,284,992
0.75%, 05/25/28[a]	EUR	300	365,900
1.00%, 11/25/18[a]	EUR	1,327	1,673,907
1.00%, 11/25/25[a]	EUR	500	642,177
1.00%, 11/25/25[a]	EUR	500	642,177
1.00%, 05/25/27[a]	EUR	1,030	1,302,921
1.25%, 05/25/36[b]	EUR	783	946,687
1.50%, 05/25/31[a]	EUR	1,487	1,927,584
1.75%, 05/25/23[a]	EUR	990	1,334,121
1.75%, 11/25/24[a]	EUR	1,171	1,585,711
1.75%, 06/25/39[b]	EUR	500	648,544
1.75%, 05/25/66[b]	EUR	513	606,976
2.00%, 05/25/48[b]	EUR	520	682,324
2.25%, 10/25/22[a]	EUR	1,313	1,801,434
2.25%, 05/25/24[a]	EUR	985	1,371,789
2.50%, 10/25/20[a]	EUR	1,216	1,630,365
2.50%, 05/25/30[a]	EUR	958	1,387,409
2.75%, 10/25/27[a]	EUR	1,239	1,816,480
3.00%, 04/25/22[a]	EUR	1,730	2,428,633
3.25%, 10/25/21[a]	EUR	1,200	1,682,557
3.25%, 05/25/45[a]	EUR	862	1,443,398
3.50%, 04/25/20[a]	EUR	1,380	1,869,688
3.50%, 04/25/26[a]	EUR	1,304	2,002,599
3.75%, 10/25/19[a]	EUR	1,485	1,986,668
3.75%, 04/25/21[a]	EUR	1,320	1,854,577
4.00%, 10/25/38[a]	EUR	917	1,663,986
4.00%, 04/25/55[a]	EUR	518	1,022,436
4.00%, 04/25/60[a]	EUR	447	905,998
4.25%, 10/25/18[a]	EUR	1,949	2,512,623
4.25%, 04/25/19[a]	EUR	150	197,912
4.25%, 10/25/23[a]	EUR	2,065	3,158,227
4.50%, 04/25/41[a]	EUR	1,127	2,218,146
4.75%, 04/25/35[a]	EUR	924	1,764,250
5.50%, 04/25/29[a]	EUR	970	1,790,756
5.75%, 10/25/32[a]	EUR	938	1,889,032
6.00%, 10/25/25[a]	EUR	1,023	1,803,675
8.50%, 10/25/19[a]	EUR	250	360,237
8.50%, 04/25/23[a]	EUR	335	597,597

			67,323,848
GERMANY — 4.72%
Bundesobligation
0.00%, 04/17/20[a],c	EUR	770	969,439
0.00%, 04/09/21[a],c	EUR	300	377,342
0.00%, 10/08/21[a],c	EUR	1,330	1,668,665
0.00%, 04/08/22[a],c	EUR	461	576,651
0.25%, 10/11/19[a]	EUR	525	663,162
0.25%, 10/16/20[a]	EUR	500	633,929
0.50%, 04/12/19[a]	EUR	818	1,032,746
Bundesrepublik Deutschland Bundesanleihe

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
0.00%, 08/15/26[a,c]	EUR	854	$1,018,679
0.25%, 02/15/27[a]	EUR	1,445	1,749,543
0.50%, 02/15/25[a]	EUR	854	1,075,675
0.50%, 02/15/26[a]	EUR	917	1,147,220
0.50%, 08/15/27[a]	EUR	700	861,418
1.00%, 08/15/24[a]	EUR	1,385	1,806,845
1.00%, 08/15/25[a]	EUR	950	1,237,559
1.25%, 08/15/48[a]	EUR	450	550,913
1.50%, 09/04/22[a]	EUR	605	807,064
1.50%, 02/15/23[a]	EUR	855	1,143,127
1.50%, 05/15/23[a]	EUR	1,141	1,527,139
1.50%, 05/15/24[a]	EUR	691	928,549
1.75%, 07/04/22[a]	EUR	174	234,310
1.75%, 02/15/24[a]	EUR	1,025	1,395,418
2.00%, 01/04/22[a]	EUR	555	749,808
2.00%, 08/15/23[a]	EUR	753	1,034,516
2.25%, 09/04/20[a]	EUR	621	827,189
2.25%, 09/04/21[a]	EUR	478	648,548
2.50%, 01/04/21[a]	EUR	740	999,473
2.50%, 07/04/44[a]	EUR	851	1,357,645
2.50%, 08/15/46[a]	EUR	836	1,346,695
3.00%, 07/04/20[a]	EUR	1,025	1,384,287
3.25%, 01/04/20[a]	EUR	1,507	2,015,003
3.25%, 07/04/21[a]	EUR	375	523,511
3.25%, 07/04/42[a]	EUR	600	1,072,674
3.50%, 07/04/19[a]	EUR	681	897,986
4.00%, 01/04/37[a]	EUR	689	1,291,203
4.25%, 07/04/39[a]	EUR	534	1,061,963
4.75%, 07/04/28[a]	EUR	364	638,084
4.75%, 07/04/34[a]	EUR	741	1,449,794
4.75%, 07/04/40[a]	EUR	558	1,192,265
5.50%, 01/04/31[a]	EUR	517	1,012,108
5.63%, 01/04/28[a]	EUR	415	763,713
6.25%, 01/04/24[a]	EUR	235	397,304
6.25%, 01/04/30[a]	EUR	275	556,114
6.50%, 07/04/27[a]	EUR	300	575,598
Bundesschatzanweisungen
0.00%, 09/13/19[a,c]	EUR	800	1,005,879

			44,206,753
IRELAND — 4.68%
Ireland Government Bond
0.00%, 10/18/22[a,c]	EUR	900	1,110,272
0.80%, 03/15/22[a]	EUR	1,830	2,350,087
1.00%, 05/15/26[a]	EUR	3,600	4,543,945
1.70%, 05/15/37[a]	EUR	1,400	1,760,107
2.00%, 02/18/45[a]	EUR	2,358	3,062,882
2.40%, 05/15/30[a]	EUR	2,788	3,929,630
3.40%, 03/18/24[a]	EUR	2,308	3,391,405
3.90%, 03/20/23[a]	EUR	1,683	2,487,621
4.40%, 06/18/19	EUR	1,934	2,570,744
4.50%, 10/18/18	EUR	2,321	2,992,553
4.50%, 04/18/20	EUR	3,238	4,470,215
5.00%, 10/18/20	EUR	2,206	3,146,291
5.40%, 03/13/25	EUR	3,433	5,694,276

Security	Principal (000s)		Value
5.90%, 10/18/19	EUR	1,742	$2,405,181

			43,915,209
ITALY — 6.86%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	182	227,211
0.35%, 06/15/20	EUR	550	690,514
0.35%, 11/01/21	EUR	2,065	2,566,172
0.45%, 06/01/21	EUR	1,170	1,465,559
0.65%, 11/01/20	EUR	527	666,060
0.65%, 10/15/23	EUR	616	749,099
0.70%, 05/01/20	EUR	552	698,939
0.90%, 08/01/22	EUR	600	753,165
0.95%, 03/15/23	EUR	1,130	1,409,683
1.05%, 12/01/19	EUR	979	1,246,713
1.20%, 04/01/22	EUR	500	637,812
1.25%, 12/01/26	EUR	1,050	1,243,781
1.35%, 04/15/22	EUR	543	696,590
1.45%, 09/15/22	EUR	790	1,015,276
1.45%, 11/15/24	EUR	150	186,856
1.50%, 08/01/19	EUR	1,700	2,173,759
1.50%, 06/01/25	EUR	700	866,954
1.60%, 06/01/26	EUR	620	760,706
1.65%, 03/01/32[b]	EUR	1,006	1,141,187
1.85%, 05/15/24	EUR	1,850	2,381,164
2.00%, 12/01/25	EUR	550	699,952
2.05%, 08/01/27	EUR	380	475,094
2.15%, 12/15/21	EUR	446	590,941
2.20%, 06/01/27	EUR	340	431,840
2.25%, 09/01/36[b]	EUR	480	561,036
2.45%, 09/01/33[b]	EUR	450	553,737
2.50%, 05/01/19	EUR	347	447,414
2.50%, 12/01/24	EUR	595	791,699
2.70%, 03/01/47[b]	EUR	749	876,547
2.80%, 03/01/67[b]	EUR	390	438,089
3.25%, 09/01/46[b]	EUR	475	620,540
3.45%, 03/01/48[b]	EUR	370	492,577
3.50%, 06/01/18	EUR	94	118,604
3.50%, 12/01/18	EUR	425	546,566
3.50%, 03/01/30[b]	EUR	1,620	2,260,945
3.75%, 03/01/21	EUR	849	1,172,322
3.75%, 05/01/21	EUR	643	890,427
3.75%, 08/01/21[a]	EUR	651	906,347
3.75%, 09/01/24	EUR	748	1,070,854
4.00%, 09/01/20	EUR	466	639,286
4.00%, 02/01/37[a]	EUR	1,098	1,627,237
4.25%, 02/01/19[a]	EUR	570	742,947
4.25%, 09/01/19	EUR	1,414	1,886,187
4.25%, 03/01/20	EUR	550	747,146
4.50%, 08/01/18	EUR	192	245,018
4.50%, 03/01/19	EUR	423	554,507
4.50%, 02/01/20[a]	EUR	489	665,493
4.50%, 05/01/23	EUR	647	952,229
4.50%, 03/01/24	EUR	797	1,182,371
4.50%, 03/01/26[a]	EUR	459	691,197
4.75%, 09/01/21	EUR	524	753,614
4.75%, 08/01/23[b]	EUR	470	702,867
4.75%, 09/01/28[b]	EUR	562	870,554
4.75%, 09/01/44[b]	EUR	599	980,931

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
5.00%, 03/01/22	EUR	739	$1,085,449
5.00%, 03/01/25[b]	EUR	479	736,551
5.00%, 08/01/34[a]	EUR	727	1,198,212
5.00%, 08/01/39[a]	EUR	989	1,656,506
5.00%, 09/01/40[a]	EUR	732	1,218,339
5.25%, 11/01/29	EUR	1,084	1,765,778
5.50%, 09/01/22	EUR	438	662,703
5.50%, 11/01/22	EUR	507	769,621
5.75%, 02/01/33	EUR	401	701,185
6.00%, 05/01/31	EUR	1,221	2,141,685
6.50%, 11/01/27	EUR	1,204	2,092,662
7.25%, 11/01/26	EUR	435	779,204
9.00%, 11/01/23	EUR	421	755,214

			64,327,424
JAPAN — 22.49%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	16,450	151,170
0.10%, 09/20/19	JPY	478,300	4,397,924
0.10%, 12/20/19	JPY	17,950	165,109
0.10%, 03/20/20	JPY	116,400	1,071,140
0.10%, 06/20/20	JPY	91,350	840,867
0.10%, 09/20/20	JPY	26,900	247,705
0.10%, 12/20/20	JPY	154,900	1,427,072
0.10%, 03/20/21	JPY	74,400	685,764
0.10%, 06/20/21	JPY	99,950	921,558
0.10%, 09/20/21	JPY	99,850	920,911
0.10%, 12/20/21	JPY	76,300	704,039
0.10%, 03/20/22	JPY	164,000	1,513,959
0.10%, 06/20/22	JPY	113,000	1,043,631
0.10%, 09/20/22	JPY	147,200	1,360,449
0.10%, 12/20/22	JPY	120,000	1,109,314
0.20%, 09/20/18	JPY	71,200	653,640
0.20%, 12/20/18	JPY	111,850	1,027,682
0.20%, 03/20/19	JPY	165,950	1,525,971
0.20%, 06/20/19	JPY	73,750	678,672
0.20%, 09/20/19	JPY	63,850	588,048
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	103,350	784,591
0.90%, 03/20/57	JPY	77,100	695,267
1.40%, 03/20/55	JPY	54,750	576,988
1.70%, 03/20/54	JPY	52,600	600,065
1.90%, 03/20/53	JPY	47,150	563,787
2.00%, 03/20/52	JPY	77,350	944,172
2.20%, 03/20/49	JPY	59,100	745,184
2.20%, 03/20/50	JPY	48,600	614,759
2.20%, 03/20/51	JPY	75,450	958,430
2.40%, 03/20/48	JPY	31,900	415,847
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	567,998
0.10%, 06/20/26	JPY	75,000	691,109
0.10%, 09/20/26	JPY	122,450	1,127,588
0.10%, 12/20/26	JPY	118,500	1,090,411
0.10%, 03/20/27	JPY	87,000	800,284
0.10%, 06/20/27	JPY	109,050	1,002,295
0.10%, 09/20/27	JPY	187,250	1,721,180

Security	Principal (000s)		Value
0.10%, 12/20/27	JPY	147,000	$1,349,348
0.30%, 12/20/24	JPY	93,550	875,627
0.30%, 12/20/25	JPY	71,550	670,455
0.40%, 03/20/25	JPY	87,300	823,158
0.40%, 06/20/25	JPY	109,350	1,031,349
0.40%, 09/20/25	JPY	116,950	1,103,265
0.50%, 09/20/24	JPY	118,350	1,122,035
0.50%, 12/20/24	JPY	53,850	510,829
0.60%, 03/20/23	JPY	217,200	2,058,938
0.60%, 09/20/23	JPY	39,350	373,936
0.60%, 12/20/23	JPY	225,550	2,145,509
0.60%, 03/20/24	JPY	105,700	1,006,404
0.60%, 06/20/24	JPY	87,050	829,589
0.70%, 12/20/22	JPY	104,050	989,645
0.80%, 09/20/20	JPY	101,150	948,654
0.80%, 06/20/22	JPY	157,700	1,500,920
0.80%, 09/20/22	JPY	298,150	2,842,470
0.80%, 12/20/22	JPY	190,850	1,823,788
0.80%, 06/20/23	JPY	211,100	2,024,224
0.80%, 09/20/23	JPY	102,550	985,130
0.90%, 03/20/22	JPY	86,500	825,108
0.90%, 06/20/22	JPY	83,100	794,252
1.00%, 09/20/20	JPY	203,900	1,922,157
1.00%, 09/20/21	JPY	153,050	1,458,052
1.00%, 12/20/21	JPY	149,650	1,429,431
1.00%, 03/20/22	JPY	183,800	1,760,206
1.10%, 06/20/20	JPY	77,450	729,920
1.10%, 03/20/21	JPY	37,350	355,047
1.10%, 06/20/21	JPY	51,450	490,518
1.10%, 09/20/21	JPY	77,750	743,296
1.10%, 12/20/21	JPY	102,550	983,204
1.20%, 12/20/20	JPY	311,850	2,964,196
1.20%, 06/20/21	JPY	123,400	1,180,312
1.30%, 12/20/18	JPY	166,100	1,540,863
1.30%, 03/20/19	JPY	168,500	1,568,560
1.30%, 09/20/19	JPY	33,200	311,208
1.30%, 12/20/19	JPY	153,550	1,444,204
1.30%, 03/20/20	JPY	34,050	321,312
1.30%, 06/20/20	JPY	63,500	601,224
1.30%, 03/20/21	JPY	198,800	1,901,217
1.40%, 12/20/18	JPY	138,100	1,282,228
1.40%, 06/20/19	JPY	60,200	563,119
1.40%, 09/20/19	JPY	156,300	1,467,449
1.40%, 03/20/20	JPY	70,850	669,958
1.50%, 03/20/19	JPY	91,800	856,464
1.50%, 06/20/19	JPY	93,700	877,667
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	84,000	675,094
0.50%, 09/20/46	JPY	102,500	870,360
0.60%, 12/20/46	JPY	74,200	646,357
0.80%, 03/20/46	JPY	81,700	752,796
0.80%, 03/20/47	JPY	75,000	687,907
0.80%, 06/20/47	JPY	97,350	891,851
0.80%, 09/20/47	JPY	80,400	735,683
0.80%, 12/20/47	JPY	30,000	274,176
1.10%, 03/20/33	JPY	21,750	221,680
1.40%, 09/20/45	JPY	35,550	377,155
1.40%, 12/20/45	JPY	42,950	455,599
1.50%, 12/20/44	JPY	56,950	616,853
1.50%, 03/20/45	JPY	78,900	854,647

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
1.60%, 06/20/45	JPY	36,650	$405,653
1.70%, 06/20/33	JPY	20,550	226,177
1.70%, 12/20/43	JPY	87,350	983,109
1.70%, 03/20/44	JPY	93,600	1,053,871
1.70%, 06/20/44	JPY	68,500	771,577
1.70%, 09/20/44	JPY	68,200	768,491
1.80%, 11/22/32	JPY	26,000	289,036
1.80%, 03/20/43	JPY	121,500	1,391,070
1.80%, 09/20/43	JPY	78,950	905,030
1.90%, 09/20/42	JPY	188,500	2,194,513
1.90%, 06/20/43	JPY	94,150	1,098,602
2.00%, 12/20/33	JPY	54,750	626,549
2.00%, 09/20/40	JPY	140,050	1,644,200
2.00%, 09/20/41	JPY	141,500	1,668,457
2.00%, 03/20/42	JPY	134,300	1,586,685
2.10%, 09/20/33	JPY	15,550	179,936
2.20%, 09/20/39	JPY	93,000	1,120,490
2.20%, 03/20/41	JPY	121,750	1,480,809
2.30%, 05/20/32	JPY	23,800	279,144
2.30%, 03/20/35	JPY	42,200	504,339
2.30%, 06/20/35	JPY	26,050	311,822
2.30%, 12/20/35	JPY	35,650	427,643
2.30%, 12/20/36	JPY	34,550	416,604
2.30%, 03/20/39	JPY	241,300	2,942,797
2.30%, 03/20/40	JPY	121,950	1,496,972
2.40%, 11/20/31	JPY	13,600	160,427
2.40%, 03/20/34	JPY	33,900	407,750
2.40%, 12/20/34	JPY	42,600	514,908
2.40%, 03/20/37	JPY	84,150	1,029,312
2.40%, 09/20/38	JPY	154,200	1,902,160
2.50%, 06/20/34	JPY	36,500	445,059
2.50%, 09/20/34	JPY	34,700	423,972
2.50%, 09/20/35	JPY	26,550	326,544
2.50%, 03/20/36	JPY	30,800	379,744
2.50%, 06/20/36	JPY	44,500	549,537
2.50%, 09/20/36	JPY	36,900	456,386
2.50%, 09/20/37	JPY	67,800	842,446
2.50%, 03/20/38	JPY	89,800	1,119,458
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	116,600	1,010,010
0.40%, 03/20/36	JPY	83,000	747,749
0.50%, 09/20/36	JPY	104,000	948,724
0.60%, 12/20/36	JPY	124,100	1,149,581
0.60%, 06/20/37	JPY	123,000	1,133,723
0.60%, 09/20/37	JPY	122,100	1,123,515
0.60%, 12/20/37	JPY	54,000	496,030
0.70%, 03/20/37	JPY	110,500	1,039,493
0.80%, 06/20/23	JPY	69,950	670,746
1.00%, 03/20/23	JPY	22,500	217,530
1.00%, 12/20/35	JPY	311,250	3,103,261
1.20%, 12/20/34	JPY	81,450	839,244
1.20%, 03/20/35	JPY	91,550	942,481
1.20%, 09/20/35	JPY	76,850	790,290
1.30%, 06/20/35	JPY	63,300	660,952
1.40%, 12/20/22	JPY	19,000	186,729
1.40%, 09/20/34	JPY	110,000	1,166,692
1.50%, 06/20/32	JPY	50,900	544,938

Security	Principal (000s)		Value
1.50%, 03/20/33	JPY	58,400	$626,555
1.50%, 03/20/34	JPY	82,350	884,835
1.50%, 06/20/34	JPY	90,000	966,893
1.60%, 06/20/30	JPY	65,800	706,454
1.60%, 03/20/32	JPY	77,700	841,221
1.60%, 06/20/32	JPY	257,100	2,787,011
1.60%, 03/20/33	JPY	72,100	783,638
1.60%, 12/20/33	JPY	70,850	771,129
1.70%, 12/20/22	JPY	21,000	209,213
1.70%, 09/20/31	JPY	49,400	539,773
1.70%, 12/20/31	JPY	67,600	739,757
1.70%, 03/20/32	JPY	44,300	485,143
1.70%, 06/20/32	JPY	38,750	424,967
1.70%, 09/20/32	JPY	142,450	1,564,373
1.70%, 12/20/32	JPY	116,050	1,276,077
1.70%, 06/20/33	JPY	103,350	1,137,489
1.70%, 09/20/33	JPY	85,600	942,490
1.80%, 06/20/23	JPY	69,000	695,752
1.80%, 12/20/23	JPY	60,000	609,460
1.80%, 06/20/30	JPY	50,100	549,009
1.80%, 09/20/30	JPY	45,850	503,453
1.80%, 06/20/31	JPY	44,800	494,374
1.80%, 09/20/31	JPY	87,950	971,628
1.80%, 12/20/31	JPY	98,100	1,085,575
1.80%, 03/20/32	JPY	67,550	748,697
1.80%, 12/20/32	JPY	62,950	700,411
1.90%, 03/22/21	JPY	1,950	18,993
1.90%, 06/20/22	JPY	15,000	149,405
1.90%, 09/20/22	JPY	25,900	259,171
1.90%, 09/20/23	JPY	39,000	396,738
1.90%, 12/20/23	JPY	52,000	531,005
1.90%, 03/20/24	JPY	18,050	185,061
1.90%, 03/20/25	JPY	14,500	150,877
1.90%, 06/20/25	JPY	19,200	200,554
1.90%, 12/20/28	JPY	63,050	688,401
1.90%, 03/20/29	JPY	47,350	518,275
1.90%, 09/20/30	JPY	62,200	690,015
1.90%, 03/20/31	JPY	41,950	467,278
1.90%, 06/20/31	JPY	92,400	1,030,642
2.00%, 06/21/21	JPY	2,650	26,011
2.00%, 03/21/22	JPY	14,100	140,390
2.00%, 06/20/22	JPY	1,000	10,001
2.00%, 12/20/24	JPY	67,100	700,021
2.00%, 03/20/25	JPY	7,050	73,818
2.00%, 06/20/25	JPY	13,800	145,081
2.00%, 09/20/25	JPY	20,650	217,883
2.00%, 12/20/25	JPY	29,450	312,069
2.00%, 03/20/27	JPY	38,350	413,571
2.00%, 06/20/30	JPY	43,700	488,869
2.00%, 12/20/30	JPY	46,450	521,714
2.00%, 03/20/31	JPY	51,550	580,247
2.10%, 12/20/21	JPY	41,850	416,165
2.10%, 03/20/24	JPY	38,300	396,986
2.10%, 09/20/24	JPY	83,400	871,584
2.10%, 03/20/25	JPY	14,900	156,985
2.10%, 06/20/25	JPY	14,150	149,716
2.10%, 09/20/25	JPY	18,850	200,207
2.10%, 12/20/25	JPY	30,000	320,063
2.10%, 03/20/26	JPY	39,600	424,004
2.10%, 12/20/26	JPY	64,350	696,363

489

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
2.10%, 03/20/27	JPY	44,400	$482,512
2.10%, 06/20/27	JPY	27,500	300,002
2.10%, 09/20/27	JPY	160,300	1,755,392
2.10%, 12/20/27	JPY	102,850	1,129,348
2.10%, 06/20/28	JPY	18,450	203,852
2.10%, 09/20/28	JPY	54,750	606,777
2.10%, 12/20/28	JPY	43,000	477,954
2.10%, 03/20/29	JPY	55,500	618,643
2.10%, 06/20/29	JPY	55,850	624,320
2.10%, 09/20/29	JPY	112,600	1,262,207
2.10%, 12/20/29	JPY	59,950	673,820
2.10%, 03/20/30	JPY	81,200	915,015
2.10%, 12/20/30	JPY	91,550	1,038,800
2.20%, 06/22/20	JPY	23,200	224,327
2.20%, 09/21/20	JPY	71,850	698,476
2.20%, 12/20/21	JPY	5,800	57,884
2.20%, 03/20/24	JPY	18,950	197,488
2.20%, 06/20/24	JPY	30,750	321,853
2.20%, 03/20/26	JPY	10,700	115,362
2.20%, 06/20/26	JPY	17,050	184,525
2.20%, 09/20/26	JPY	66,000	716,964
2.20%, 09/20/27	JPY	107,750	1,189,391
2.20%, 03/20/28	JPY	119,000	1,321,673
2.20%, 09/20/28	JPY	47,600	532,119
2.20%, 06/20/29	JPY	24,450	275,825
2.20%, 12/20/29	JPY	26,800	304,089
2.20%, 03/20/30	JPY	41,700	474,445
2.20%, 03/20/31	JPY	53,600	615,868
2.30%, 03/20/26	JPY	9,000	97,703
2.30%, 06/20/26	JPY	36,300	395,640
2.30%, 09/20/26	JPY	2,900	31,732
2.30%, 06/20/27	JPY	37,150	411,626
2.30%, 06/20/28	JPY	17,950	201,708
2.40%, 03/20/20	JPY	1,100	10,616
2.40%, 06/20/24	JPY	51,800	548,243
2.40%, 03/20/28	JPY	41,500	468,554
2.40%, 06/20/28	JPY	50,000	566,566
2.50%, 03/20/20	JPY	1,150	11,121
2.50%, 12/21/20	JPY	119,000	1,172,622
2.60%, 03/20/19	JPY	47,000	443,859
2.90%, 09/20/19	JPY	550	5,288
Japan Government Two Year Bond
0.10%, 10/15/18	JPY	60,000	550,568
0.10%, 11/15/18	JPY	61,500	564,439
0.10%, 12/15/18	JPY	65,000	596,680
0.10%, 01/15/19	JPY	40,000	367,269
0.10%, 02/15/19	JPY	65,750	603,848
0.10%, 03/15/19	JPY	75,050	689,390
0.10%, 04/15/19	JPY	207,250	1,904,125
0.10%, 05/15/19	JPY	53,000	487,039
0.10%, 06/15/19	JPY	57,000	523,906
0.10%, 07/15/19	JPY	52,300	480,798
0.10%, 08/15/19	JPY	73,050	671,695

			210,871,656

Security	Principal (000s)		Value
NETHERLANDS — 4.68%
Netherlands Government Bond
0.00%, 01/15/22[b,c]	EUR	1,624	$2,029,177
0.00%, 01/15/24[b,c]	EUR	400	489,739
0.25%, 01/15/20	EUR	2,000	2,528,565
0.25%, 07/15/25[b]	EUR	1,611	1,973,545
0.50%, 07/15/26[b]	EUR	1,300	1,606,195
0.50%, 07/15/26[b]	EUR	100	123,554
0.75%, 07/15/27[b]	EUR	1,540	1,922,325
1.75%, 07/15/23[b]	EUR	1,918	2,593,728
2.00%, 07/15/24[b]	EUR	1,621	2,233,977
2.25%, 07/15/22[b]	EUR	1,628	2,232,685
2.50%, 01/15/33[b]	EUR	1,751	2,635,761
2.75%, 01/15/47[b]	EUR	1,405	2,360,694
2.75%, 01/15/47[b]	EUR	1,051	1,765,900
3.25%, 07/15/21[b]	EUR	2,075	2,895,657
3.50%, 07/15/20[b]	EUR	2,557	3,493,325
3.75%, 01/15/23	EUR	826	1,216,531
3.75%, 01/15/42[b]	EUR	1,622	3,097,254
4.00%, 07/15/19[b]	EUR	1,502	1,995,351
4.00%, 01/15/37[b]	EUR	1,574	2,943,462
5.50%, 01/15/28	EUR	1,445	2,624,443
7.50%, 01/15/23[b]	EUR	654	1,113,441

			43,875,309
NORWAY — 2.13%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	15,066	1,931,733
1.75%, 03/13/25[b]	NOK	15,260	2,004,587
1.75%, 02/17/27[b]	NOK	13,040	1,691,464
2.00%, 05/24/23[b]	NOK	26,374	3,544,959
3.00%, 03/14/24[b]	NOK	16,810	2,381,798
3.75%, 05/25/21[b]	NOK	29,756	4,213,705
4.50%, 05/22/19[b]	NOK	30,862	4,224,825

			19,993,071
PORTUGAL — 4.56%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	2,630	3,537,596
2.88%, 10/15/25[b]	EUR	3,173	4,375,553
2.88%, 07/21/26[b]	EUR	2,093	2,872,480
3.85%, 04/15/21[b]	EUR	2,986	4,161,258
3.88%, 02/15/30[b]	EUR	1,538	2,254,761
4.10%, 04/15/37[b]	EUR	2,441	3,717,302
4.10%, 02/15/45[b]	EUR	945	1,437,366
4.13%, 04/14/27[b]	EUR	2,204	3,296,481
4.75%, 06/14/19[b]	EUR	2,895	3,854,897
4.80%, 06/15/20[b]	EUR	3,596	5,001,502
4.95%, 10/25/23[b]	EUR	2,162	3,310,462
5.65%, 02/15/24[b]	EUR	3,126	4,950,877

			42,770,535
SPAIN — 4.79%
Spain Government Bond
0.25%, 01/31/19	EUR	354	443,807

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
0.40%, 04/30/22	EUR	1,200	$1,503,294
0.75%, 07/30/21	EUR	647	825,163
1.15%, 07/30/20	EUR	710	912,251
1.30%, 10/31/26[b]	EUR	675	845,359
1.40%, 01/31/20	EUR	934	1,201,660
1.45%, 10/31/27[b]	EUR	800	998,324
1.50%, 04/30/27[b]	EUR	1,650	2,085,879
1.60%, 04/30/25[b]	EUR	1,474	1,922,668
1.95%, 04/30/26[b]	EUR	450	594,811
1.95%, 07/30/30[b]	EUR	1,465	1,869,957
2.15%, 10/31/25[b]	EUR	646	868,721
2.35%, 07/30/33[b]	EUR	1,776	2,316,626
2.75%, 04/30/19	EUR	871	1,127,284
2.75%, 10/31/24[b]	EUR	800	1,122,531
2.90%, 10/31/46[b]	EUR	420	565,101
3.45%, 07/30/66[b]	EUR	210	303,407
3.80%, 04/30/24[b]	EUR	803	1,187,016
4.00%, 04/30/20[b]	EUR	2,161	2,943,008
4.20%, 01/31/37[b]	EUR	1,197	1,977,081
4.30%, 10/31/19[b]	EUR	652	877,374
4.40%, 10/31/23[b]	EUR	577	872,423
4.60%, 07/30/19[b]	EUR	689	921,911
4.65%, 07/30/25[b]	EUR	995	1,567,406
4.70%, 07/30/41[b]	EUR	858	1,530,641
4.80%, 01/31/24[b]	EUR	397	614,712
4.85%, 10/31/20[b]	EUR	494	698,732
4.90%, 07/30/40[b]	EUR	591	1,075,641
5.15%, 10/31/28[b]	EUR	380	642,507
5.15%, 10/31/44[b]	EUR	545	1,038,603
5.40%, 01/31/23[b]	EUR	1,359	2,107,948
5.50%, 04/30/21[b]	EUR	1,816	2,661,191
5.75%, 07/30/32	EUR	745	1,391,769
5.85%, 01/31/22[b]	EUR	756	1,153,671
5.90%, 07/30/26[b]	EUR	400	687,886
6.00%, 01/31/29	EUR	818	1,476,869

			44,933,232
SWEDEN — 3.45%
Sweden Government Bond
0.75%, 05/12/28	SEK	16,950	2,121,593
1.00%, 11/12/26	SEK	23,150	3,013,435
1.50%, 11/13/23[b]	SEK	32,450	4,407,633
2.50%, 05/12/25	SEK	22,190	3,219,176
3.50%, 06/01/22	SEK	1,800	263,442
3.50%, 06/01/22	SEK	37,245	5,451,061
3.50%, 03/30/39	SEK	21,595	3,704,404
4.25%, 03/12/19	SEK	36,005	4,840,609
5.00%, 12/01/20	SEK	4,100	600,893
5.00%, 12/01/20	SEK	32,090	4,703,090

			32,325,336
SWITZERLAND — 1.33%
Swiss Confederation Government Bond
1.50%, 04/30/42[a]	CHF	60	78,937

Security	Principal (000s)		Value
2.00%, 04/28/21[a]	CHF	1,556	$1,816,869
2.25%, 07/06/20[a]	CHF	1,832	2,117,724
3.00%, 05/12/19[a]	CHF	2,011	2,273,736
4.00%, 02/11/23[a]	CHF	2,140	2,805,807
4.00%, 04/08/28[a]	CHF	2,282	3,409,158

			12,502,231
UNITED KINGDOM — 4.81%
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	350	487,001
0.75%, 07/22/23[a]	GBP	450	627,122
1.25%, 07/22/27[a]	GBP	750	1,041,850
1.50%, 01/22/21[a]	GBP	1,805	2,617,764
1.50%, 07/22/26[a]	GBP	680	975,521
1.50%, 07/22/47[a]	GBP	940	1,209,958
1.75%, 09/07/22[a]	GBP	1,772	2,604,889
1.75%, 09/07/37[a]	GBP	300	415,384
1.75%, 07/22/57[a]	GBP	420	593,640
2.00%, 07/22/20[a]	GBP	1,000	1,465,668
2.00%, 09/07/25[a]	GBP	738	1,103,406
2.25%, 09/07/23[a]	GBP	538	812,501
2.50%, 07/22/65[a]	GBP	662	1,180,800
2.75%, 09/07/24[a]	GBP	467	729,406
3.25%, 01/22/44[a]	GBP	833	1,496,455
3.50%, 01/22/45[a]	GBP	868	1,633,246
3.50%, 07/22/68[a]	GBP	889	2,026,177
3.75%, 09/07/19[a]	GBP	850	1,268,299
3.75%, 09/07/20[a]	GBP	772	1,181,518
3.75%, 09/07/21[a]	GBP	414	649,216
3.75%, 07/22/52[a]	GBP	618	1,305,287
4.00%, 03/07/22[a]	GBP	425	679,523
4.00%, 01/22/60[a]	GBP	507	1,202,377
4.25%, 12/07/27[a]	GBP	444	790,488
4.25%, 06/07/32[a]	GBP	690	1,293,572
4.25%, 03/07/36[a]	GBP	765	1,488,761
4.25%, 09/07/39[a]	GBP	475	953,483
4.25%, 12/07/40[a]	GBP	602	1,221,878
4.25%, 12/07/46[a]	GBP	660	1,416,326
4.25%, 12/07/49[a]	GBP	550	1,223,662
4.25%, 12/07/55[a]	GBP	657	1,565,372
4.50%, 09/07/34[a]	GBP	719	1,416,033
4.50%, 12/07/42[a]	GBP	678	1,450,115
4.75%, 03/07/20[a]	GBP	550	848,175
4.75%, 12/07/30[a]	GBP	496	955,887
4.75%, 12/07/38[a]	GBP	478	1,014,193
5.00%, 03/07/25[a]	GBP	583	1,039,531
6.00%, 12/07/28[a]	GBP	405	831,028
8.00%, 06/07/21[a]	GBP	160	281,177

			45,096,689

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $868,312,028)			914,636,551

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d],e	4,058	$4,058,157

		4,058,157

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,058,157)		4,058,157

TOTAL INVESTMENTS IN SECURITIES — 97.98%
(Cost: $872,370,185)		918,694,708
Other Assets, Less Liabilities — 2.02%		18,920,613

NET ASSETS — 100.00%		$937,615,321

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Zero-coupon bond.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

492

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,978	2,080	[a]	—	4,058	$4,058,157	$3,892	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$914,636,551	$—	$914,636,551
Money market funds	4,058,157	—	—	4,058,157

Total	$4,058,157	$914,636,551	$—	$918,694,708

493

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.53%

AZERBAIJAN — 0.52%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$64,514	$73,771,759

		73,771,759
CHILE — 1.01%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)[b]	47,225	46,616,397
4.50%, 09/16/25[b]	51,084	53,841,003
4.50%, 08/01/47 (Call 02/01/47)[b]	39,600	41,705,993

		142,163,393
CHINA — 3.25%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	19,117	19,013,051
China Development Bank
2.13%, 06/01/21[b]	10,744	10,420,519
2.50%, 10/09/20[b]	17,339	17,088,985
2.63%, 01/24/22[b]	18,650	18,230,375
China Development Bank Corp./Hong Kong (3 mo. LIBOR US + 0.700%)
2.21%, 03/06/22[b,c]	20,100	20,085,313
China Great Wall International Holdings III Ltd.
3.13%, 08/31/22[b]	16,250	15,820,378
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22[b]	19,020	18,683,989
4.13%, 07/19/27[b]	15,333	14,968,072
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	20,721	21,679,346
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	19,433	20,170,702
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	17,552	17,924,980
4.88%, 05/17/42[b]	14,109	15,431,719
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	24,556	25,668,208
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	25,902	27,017,252
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	28,882	28,557,077
3.25%, 04/28/25[b]	17,432	16,930,830
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	20,050	19,290,793
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[b]	12,000	11,853,562
2.50%, 09/13/22[b]	3,000	2,888,596
3.00%, 04/12/22[b]	13,500	13,341,097
3.63%, 04/12/27[b]	19,340	19,083,234
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	13,685	13,508,474
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	22,566	23,375,224

Security	Principal (000s)	Value
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22[b]	$11,500	$11,266,914
3.50%, 05/04/27[b]	28,628	28,145,987
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	6,434	6,169,995

		456,614,672
INDONESIA — 0.94%
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	10,628	10,747,565
Pertamina Persero PT
4.30%, 05/20/23[b]	14,842	15,368,001
4.88%, 05/03/22[b]	12,044	12,705,577
5.25%, 05/23/21[b]	7,927	8,432,346
5.63%, 05/20/43[b]	13,371	14,416,211
6.00%, 05/03/42[b]	13,670	15,447,100
6.45%, 05/30/44[b]	15,555	18,491,317
Perusahaan Listrik Negara PT
4.13%, 05/15/27[b]	12,350	12,271,781
5.25%, 10/24/42[b]	13,160	13,489,000
5.50%, 11/22/21[b]	9,860	10,587,175

		131,956,073
KAZAKHSTAN — 1.62%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	36,337	36,936,561
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	32,755	38,968,624
KazMunayGas National Co. JSC
4.75%, 04/19/27[b]	31,850	33,218,343
5.75%, 04/19/47[b]	37,824	40,498,443
6.38%, 04/09/21[b]	36,030	39,025,894
7.00%, 05/05/20[b]	36,610	39,341,106

		227,988,971
MALAYSIA — 1.23%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	38,156	38,522,691
4.50%, 03/18/45[b]	45,461	49,661,905
7.88%, 05/22/22[b]	38,207	45,416,481
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[b]	39,775	39,671,975

		173,273,052
MEXICO — 3.60%
Banco Nacional de Comercio Exterior SNC/Cayman Islands
4.38%, 10/14/25[b]	9,524	9,845,435
Comision Federal de Electricidad
4.75%, 02/23/27[b]	7,800	8,063,250
4.88%, 05/26/21[b]	10,186	10,657,102
4.88%, 01/15/24[b]	11,617	12,212,371
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)[b]	9,105	8,810,601
4.25%, 10/31/26 (Call 07/31/26)[b]	6,800	6,801,700
5.50%, 10/31/46 (Call 04/30/46)[b]	10,590	10,179,638
5.50%, 07/31/47 (Call 01/31/47)[b]	28,807	27,775,625

494

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/23/20	$9,961	$10,060,610
3.50%, 01/30/23	19,297	18,874,589
4.25%, 01/15/25	13,618	13,491,353
4.50%, 01/23/26	17,616	17,484,320
4.63%, 09/21/23	19,709	20,241,143
4.88%, 01/24/22	14,601	15,188,690
4.88%, 01/18/24	12,823	13,283,346
5.38%, 03/13/22[b]	11,296	11,973,760
5.50%, 01/21/21	20,291	21,465,849
5.50%, 06/27/44	22,520	20,693,853
5.63%, 01/23/46	22,286	20,503,120
6.00%, 03/05/20	6,320	6,683,558
6.38%, 02/04/21	12,224	13,232,480
6.38%, 01/23/45	24,278	24,284,069
6.50%, 03/13/27[b]	50,672	55,301,901
6.50%, 06/02/41	23,459	24,102,950
6.63%, 06/15/35	18,690	19,886,160
6.75%, 09/21/47	47,998	50,187,909
6.88%, 08/04/26	23,421	26,500,861
(3 mo. LIBOR US + 3.650%)
5.19%, 03/11/22[b,c]	7,290	8,031,758

		505,818,001
OMAN — 0.60%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	29,013	26,691,960
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[b]	57,827	57,419,107

		84,111,067
PERU — 0.46%
Petroleos del Peru SA
4.75%, 06/19/32[b]	25,350	25,891,669
5.63%, 06/19/47[b]	36,270	38,480,772

		64,372,441
PHILIPPINES — 0.24%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	27,265	34,206,669

		34,206,669
RUSSIA — 0.63%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	20,433	21,863,310
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	18,800	20,468,500
6.03%, 07/05/22[b]	13,023	14,103,909
6.80%, 11/22/25[b]	13,558	15,540,858
6.90%, 07/09/20[b]	14,878	15,993,850

		87,970,427

Security	Principal (000s)	Value
SOUTH AFRICA — 0.82%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	$38,736	$39,065,256
6.75%, 08/06/23[b]	21,858	22,732,320
7.13%, 02/11/25[b]	30,282	31,841,523
Transnet SOC Ltd.
4.00%, 07/26/22[b]	21,741	21,608,380

		115,247,479
VENEZUELA — 0.61%
Petroleos de Venezuela SA
5.38%, 04/12/27[b,d]	29,647	7,092,925
5.50%, 04/12/37[b,d]	17,673	4,175,246
6.00%, 05/16/24[b,d]	62,043	14,486,988
6.00%, 11/15/26[b,d]	52,018	11,977,145
8.50%, 10/27/20[b,d]	28,792	23,861,163
9.00%, 11/17/21[b,d]	26,273	6,844,117
9.75%, 05/17/35[b,d]	34,688	8,833,358
12.75%, 02/17/22[b,d]	34,082	8,097,764

		85,368,706
TOTAL CORPORATE BONDS & NOTES
(Cost: $2,225,073,120)		2,182,862,710

FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.76%

ANGOLA — 0.40%
Angolan Government International Bond
9.50%, 11/12/25[b]	48,334	56,502,446

		56,502,446
ARGENTINA — 4.07%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	66,529	46,603,684
4.63%, 01/11/23	11,571	11,318,214
5.63%, 01/26/22	44,066	45,211,716
5.88%, 01/11/28	32,505	31,627,148
6.63%, 07/06/28	13,808	14,118,680
6.88%, 04/22/21	56,171	59,878,286
6.88%, 01/26/27	52,433	55,369,248
6.88%, 01/11/48	27,409	26,647,888
7.13%, 07/06/36	20,102	20,564,346
7.13%, 06/28/17[b]	40,606	39,816,441
7.50%, 04/22/26	86,296	94,968,747
7.63%, 04/22/46	40,791	43,034,505
8.28%, 12/31/33	73,832	83,128,431

		572,287,334
AZERBAIJAN — 0.75%
Republic of Azerbaijan International Bond
3.50%, 09/01/32[b]	33,484	29,656,712
4.75%, 03/18/24[b]	41,344	43,080,448

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	$31,249	$31,952,103

		104,689,263
BOLIVIA — 0.22%
Bolivian Government International Bond
4.50%, 03/20/28[b]	31,913	31,434,305

		31,434,305
BRAZIL — 3.73%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24[b]	22,145	22,288,380
5.75%, 09/26/23[b]	17,472	18,957,120
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	20,431	20,737,465
Brazilian Government International Bond
2.63%, 01/05/23	37,809	36,202,117
4.25%, 01/07/25	66,865	67,617,231
4.63%, 01/13/28 (Call 10/13/27)	56,550	56,325,062
4.88%, 01/22/21	37,446	39,599,145
5.00%, 01/27/45	61,704	56,921,940
5.63%, 01/07/41	41,554	41,813,712
5.63%, 02/21/47	38,288	38,527,300
6.00%, 04/07/26	31,560	35,031,600
7.13%, 01/20/37	33,885	40,619,644
8.25%, 01/20/34	21,626	28,086,768
8.88%, 04/15/24	16,781	21,353,823

		524,081,307
CHILE — 0.66%
Chile Government International Bond
3.13%, 01/21/26	44,593	44,704,483
3.24%, 02/06/28 (Call 11/06/27)	1,400	1,393,734
3.86%, 06/21/47	46,000	46,177,592

		92,275,809
CHINA — 0.57%
China Government International Bond
2.13%, 11/02/22[b]	11,300	11,077,743
2.63%, 11/02/27[b]	8,650	8,447,580
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	10,902	10,554,303
2.63%, 03/14/22[b]	19,550	19,111,693
2.88%, 04/26/26[b]	15,418	14,608,555
3.63%, 07/31/24[b]	15,937	16,136,212
3.63%, 07/31/24[b]	500	506,250

		80,442,336
COLOMBIA — 3.53%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	24,546	23,760,528

Security	Principal (000s)	Value
3.88%, 04/25/27 (Call 01/25/27)	$59,974	$60,543,753
4.00%, 02/26/24 (Call 11/26/23)	42,925	44,083,975
4.38%, 07/12/21	35,662	37,445,100
4.50%, 01/28/26 (Call 10/28/25)	33,992	36,014,524
5.00%, 06/15/45 (Call 12/15/44)	88,202	93,141,312
5.63%, 02/26/44 (Call 08/26/43)	51,011	58,280,067
6.13%, 01/18/41	47,689	57,346,023
7.38%, 09/18/37	40,563	54,273,294
8.13%, 05/21/24	25,140	31,550,700

		496,439,276
COSTA RICA — 0.65%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	26,994	26,251,665
7.00%, 04/04/44[b]	29,230	30,691,500
7.16%, 03/12/45[b]	32,040	34,162,650

		91,105,815
CROATIA — 1.50%
Croatia Government International Bond
5.50%, 04/04/23[b]	44,517	48,523,530
6.00%, 01/26/24[b]	57,834	65,207,835
6.38%, 03/24/21[b]	46,487	50,787,048
6.63%, 07/14/20[b]	42,802	46,333,165

		210,851,578
DOMINICAN REPUBLIC — 2.69%
Dominican Republic International Bond
5.50%, 01/27/25[b]	56,427	59,107,283
5.88%, 04/18/24[b]	28,638	30,714,255
5.95%, 01/25/27[b]	51,843	55,666,421
6.85%, 01/27/45[b]	62,230	69,464,237
6.88%, 01/29/26[b]	51,316	58,051,225
7.45%, 04/30/44[b]	48,318	57,317,228
7.50%, 05/06/21[b]	44,136	47,887,560

		378,208,209
ECUADOR — 3.13%
Ecuador Government International Bond
7.88%, 01/23/28[f]	15,220	15,479,701
7.95%, 06/20/24[b]	59,884	63,252,475
8.75%, 06/02/23[b]	35,470	38,986,795
8.88%, 10/23/27[b]	75,740	82,468,814
9.63%, 06/02/27[b]	41,523	47,154,412
9.65%, 12/13/26[b]	52,808	60,135,110
10.50%, 03/24/20[b]	43,816	48,033,290
10.75%, 03/28/22[b]	73,252	84,972,320

		440,482,917
EGYPT — 2.36%
Egypt Government International Bond
5.75%, 04/29/20[b]	27,879	29,168,404
5.88%, 06/11/25[b]	47,684	49,174,125
6.13%, 01/31/22[b]	80,920	85,775,200

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
7.50%, 01/31/27[b]	$67,498	$75,513,387
8.50%, 01/31/47[b]	80,380	92,336,525

		331,967,641
EL SALVADOR — 0.25%
El Salvador Government International Bond
7.65%, 06/15/35[b]	31,332	34,426,035

		34,426,035
ETHIOPIA — 0.22%
Ethiopia International Bond
6.63%, 12/11/24[b]	29,112	30,785,940

		30,785,940
GABON — 0.34%
Gabon Government International Bond
6.38%, 12/12/24[b]	47,541	48,135,263

		48,135,263
GHANA — 0.51%
Ghana Government International Bond
7.88%, 08/07/23[b]	32,788	35,739,013
8.13%, 01/18/26[b]	32,762	36,202,010

		71,941,023
HUNGARY — 2.60%
Hungary Government International Bond
5.38%, 02/21/23	61,130	67,395,825
5.38%, 03/25/24	60,350	67,214,812
5.75%, 11/22/23	61,968	70,101,300
6.38%, 03/29/21	90,606	99,893,115
7.63%, 03/29/41	39,776	60,509,240

		365,114,292
INDIA — 0.33%
Export-Import Bank of India
3.38%, 08/05/26[b]	29,530	28,485,273
3.88%, 02/01/28[f]	18,500	18,372,504

		46,857,777
INDONESIA — 3.95%
Indonesia Government International Bond
2.95%, 01/11/23	5,100	5,052,666
3.38%, 04/15/23[b]	15,665	15,704,163
3.50%, 01/11/28	34,970	34,516,199
3.75%, 04/25/22[b]	21,581	22,066,572
3.85%, 07/18/27[b]	13,800	14,030,011
4.13%, 01/15/25[b]	18,544	19,123,500
4.35%, 01/08/27[b]	17,589	18,402,491

Security	Principal (000s)	Value
4.35%, 01/11/48	$33,140	$32,879,089
4.63%, 04/15/43[b]	12,162	12,390,038
4.75%, 01/08/26[b]	22,569	24,205,252
4.75%, 07/18/47[b]	12,550	13,073,312
4.88%, 05/05/21[b]	23,717	25,080,727
5.13%, 01/15/45[b]	13,889	15,139,010
5.25%, 01/17/42[b]	20,600	22,660,000
5.25%, 01/08/47[b]	9,817	10,884,599
5.38%, 10/17/23[b]	17,900	19,712,375
5.88%, 03/13/20[b]	15,639	16,616,437
5.88%, 01/15/24[b]	17,586	19,872,180
5.95%, 01/08/46[b]	6,155	7,478,325
6.63%, 02/17/37[b]	20,081	25,276,959
6.75%, 01/15/44[b]	21,296	28,137,340
7.75%, 01/17/38[b]	20,654	29,044,688
8.50%, 10/12/35[b]	16,594	24,455,407
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	7,371	7,380,214
3.40%, 03/29/22[b]	19,020	19,138,875
4.15%, 03/29/27[b]	21,800	22,208,750
4.33%, 05/28/25[b]	20,979	21,634,594
4.35%, 09/10/24[b]	10,485	10,904,190
4.55%, 03/29/26[b]	17,200	18,017,000

		555,084,963
IRAQ — 0.85%
Iraq International Bond
5.80%, 01/15/28 (Call 03/18/18)[b]	85,495	84,319,444
6.75%, 03/09/23[b]	33,500	34,856,700

		119,176,144
IVORY COAST — 0.97%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)[b,e]	60,454	60,151,273
6.13%, 06/15/33[b]	41,966	43,084,985
6.38%, 03/03/28[b]	30,957	32,902,957

		136,139,215
JAMAICA — 1.10%
Jamaica Government International Bond
6.75%, 04/28/28	60,199	69,003,104
7.88%, 07/28/45	32,876	40,899,432
8.00%, 03/15/39	35,577	44,115,480

		154,018,016
JORDAN — 0.69%
Jordan Government International Bond
5.75%, 01/31/27[b]	34,561	34,777,007
6.13%, 01/29/26[b]	29,069	30,311,674
7.38%, 10/10/47[b]	29,400	31,693,158

		96,781,839
KAZAKHSTAN — 1.57%
Kazakhstan Government International Bond

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
3.88%, 10/14/24[b]	$44,498	$46,144,426
4.88%, 10/14/44[b]	29,830	31,619,800
5.13%, 07/21/25[b]	75,451	83,675,159
6.50%, 07/21/45[b]	46,474	58,929,032

		220,368,417
KENYA — 0.48%
Kenya Government International Bond
6.88%, 06/24/24[b]	64,076	67,680,275

		67,680,275
LEBANON — 2.73%
Lebanon Government International Bond
6.00%, 01/27/23[b]	34,909	34,559,910
6.10%, 10/04/22[b]	47,732	47,672,335
6.38%, 03/09/20	35,902	36,261,020
6.60%, 11/27/26[b]	51,375	50,347,500
6.65%, 02/26/30[b]	43,843	41,486,439
6.75%, 11/29/27[b]	32,677	31,982,614
6.85%, 03/23/27[b]	40,127	39,705,862
7.00%, 03/23/32[b]	33,027	31,670,620
8.25%, 04/12/21[b]	65,036	69,344,635

		383,030,935
LITHUANIA — 0.77%
Lithuania Government International Bond
6.13%, 03/09/21[b]	46,635	51,181,913
6.63%, 02/01/22[b]	50,279	57,318,060

		108,499,973
MALAYSIA — 1.11%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	94,600	91,998,500
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	31,507	31,113,162
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	32,901	32,530,864

		155,642,526
MEXICO — 2.51%
Mexico Government International Bond
3.60%, 01/30/25	20,406	20,426,406
3.63%, 03/15/22	19,518	20,054,745
3.75%, 01/11/28	17,548	17,251,187
4.00%, 10/02/23	26,448	27,373,680
4.13%, 01/21/26	19,745	20,362,031
4.15%, 03/28/27	32,495	33,266,756
4.35%, 01/15/47	19,820	18,809,180
4.60%, 01/23/46	24,728	24,221,076
4.60%, 02/10/48	19,922	19,587,181
4.75%, 03/08/44	34,842	34,929,105

Security	Principal (000s)	Value
5.55%, 01/21/45	$23,519	$26,423,597
5.75%, 10/12/10	24,252	25,416,096
6.05%, 01/11/40	25,130	29,326,710
6.75%, 09/27/34	17,315	22,163,200
8.30%, 08/15/31	8,517	12,860,670

		352,471,620
MONGOLIA — 0.20%
Mongolia Government International Bond
5.13%, 12/05/22[b]	28,516	28,587,290

		28,587,290
MOROCCO — 0.38%
Morocco Government International Bond
4.25%, 12/11/22[b]	51,720	53,918,100

		53,918,100
NIGERIA — 1.07%
Nigeria Government International Bond
6.50%, 11/28/27[b]	51,837	53,890,854
7.63%, 11/28/47[b]	43,225	46,375,769
7.88%, 02/16/32[b]	44,923	50,706,836

		150,973,459
OMAN — 2.10%
Oman Government International Bond
3.63%, 06/15/21[b]	40,568	40,263,740
3.88%, 03/08/22[b]	40,437	40,153,941
4.75%, 06/15/26[b]	64,742	63,204,378
5.38%, 03/08/27[b]	63,441	63,520,301
5.63%, 01/17/28[f]	16,635	16,768,682
6.50%, 03/08/47[b]	65,501	65,337,247
6.75%, 01/17/48[f]	5,005	5,111,768

		294,360,057
PAKISTAN — 1.07%
Pakistan Government International Bond
6.88%, 12/05/27[f]	50,500	50,996,478
8.25%, 04/15/24[b]	31,525	34,916,775
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	28,929	29,326,774
5.63%, 12/05/22[f]	28,360	28,549,349
5.63%, 12/05/22[b]	6,100	6,140,727

		149,930,103
PANAMA — 1.78%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	39,617	40,904,553
3.88%, 03/17/28 (Call 12/17/27)	39,393	40,820,996
4.00%, 09/22/24 (Call 06/22/24)	44,528	46,865,720
4.50%, 05/15/47	38,250	40,718,174
6.70%, 01/26/36	58,190	76,592,587

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.70%, 01/26/36	$3,200	$4,212,000

		250,114,030
PARAGUAY — 0.23%
Paraguay Government International Bond
6.10%, 08/11/44[b]	27,818	31,782,065
6.10%, 08/11/44[b]	1,000	1,142,500

		32,924,565
PERU — 2.73%
Peruvian Government International Bond
4.13%, 08/25/27	48,595	52,118,138
5.63%, 11/18/50	82,550	104,322,562
6.55%, 03/14/37	35,278	47,228,423
7.35%, 07/21/25	62,895	80,505,600
8.75%, 11/21/33	63,397	99,374,797

		383,549,520
PHILIPPINES — 3.65%
Philippine Government International Bond
3.00%, 02/01/28	13,860	13,393,183
3.70%, 03/01/41	33,526	32,939,295
3.70%, 02/02/42	50,115	49,175,344
3.95%, 01/20/40	34,632	35,108,190
4.00%, 01/15/21	32,003	33,203,112
4.20%, 01/21/24	33,838	36,037,470
5.00%, 01/13/37	24,942	29,213,317
5.50%, 03/30/26	23,353	26,797,568
6.38%, 01/15/32	20,870	26,844,038
6.38%, 10/23/34	39,366	52,110,742
7.75%, 01/14/31	38,198	53,668,190
9.50%, 02/02/30	41,706	64,852,830
10.63%, 03/16/25	40,703	59,884,289

		513,227,568
POLAND — 2.57%
Republic of Poland Government International Bond
3.00%, 03/17/23	64,581	64,581,000
3.00%, 03/17/23	2,279	2,279,000
3.25%, 04/06/26	56,440	56,792,750
4.00%, 01/22/24	65,839	69,130,950
5.00%, 03/23/22	91,632	99,077,100
5.13%, 04/21/21	66,905	71,671,981

		361,253,781
ROMANIA — 1.48%
Romanian Government International Bond
4.38%, 08/22/23[b]	50,452	53,289,925
4.88%, 01/22/24[b]	36,402	39,405,165
6.13%, 01/22/44[b]	29,542	37,333,703
6.75%, 02/07/22[b]	68,041	77,226,535

		207,255,328

Security	Principal (000s)	Value
RUSSIA — 3.63%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27[b]	$37,200	$38,217,838
4.50%, 04/04/22[b]	33,600	35,212,800
4.75%, 05/27/26[b]	44,200	46,940,400
4.88%, 09/16/23[b]	49,800	53,186,400
5.00%, 04/29/20[b]	39,300	40,989,900
5.25%, 06/23/47[b]	60,600	64,054,398
5.63%, 04/04/42[b]	32,200	36,064,000
5.88%, 09/16/43[b]	24,200	27,987,300
7.50%, 03/31/30[b,e]	94,471	108,263,728
12.75%, 06/24/28[b]	33,960	58,445,160

		509,361,924
SENEGAL — 0.26%
Senegal Government International Bond
6.25%, 05/23/33[b]	34,791	36,497,836

		36,497,836
SERBIA — 0.49%
Serbia International Bond
7.25%, 09/28/21[b]	60,871	68,860,319

		68,860,319
SLOVAKIA — 0.37%
Slovakia Government International Bond
4.38%, 05/21/22[b]	48,139	51,508,730

		51,508,730
SOUTH AFRICA — 2.36%
Republic of South Africa Government International Bond
4.30%, 10/12/28	44,684	43,120,060
4.67%, 01/17/24	31,658	32,449,450
4.85%, 09/27/27	24,975	25,328,342
4.88%, 04/14/26	27,750	28,374,375
5.00%, 10/12/46	21,879	20,812,399
5.38%, 07/24/44	27,873	27,768,477
5.50%, 03/09/20	32,314	33,808,522
5.65%, 09/27/47	29,785	30,754,977
5.88%, 05/30/22	23,767	25,965,447
5.88%, 09/16/25	57,592	62,847,270

		331,229,319
SRI LANKA — 1.67%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	37,869	39,478,433
6.20%, 05/11/27[b]	41,530	43,802,336
6.25%, 10/04/20[b]	26,563	27,891,150
6.25%, 07/27/21[b]	39,566	41,791,587
6.83%, 07/18/26[b]	32,514	35,602,830

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
6.85%, 11/03/25[b]	$42,061	$46,109,371

		234,675,707
TRINIDAD AND TOBAGO — 0.23%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	31,062	31,760,895

		31,760,895
TUNISIA — 0.24%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	34,366	33,979,383

		33,979,383
TURKEY — 4.29%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	14,468	14,558,425
4.49%, 11/25/24[b]	12,450	12,294,375
5.00%, 04/06/23[b]	11,010	11,243,963
Turkey Government International Bond
3.25%, 03/23/23	19,076	18,074,510
4.25%, 04/14/26	13,711	12,956,895
4.88%, 10/09/26	43,292	42,155,585
4.88%, 04/16/43	34,619	29,642,519
5.13%, 03/25/22	15,326	15,881,568
5.13%, 02/17/28	19,100	18,791,468
5.63%, 03/30/21	24,448	25,609,280
5.75%, 03/22/24	26,683	28,183,919
5.75%, 05/11/47	38,527	36,738,033
6.00%, 03/25/27	44,079	46,393,147
6.00%, 01/14/41	32,106	32,025,735
6.25%, 09/26/22	33,951	36,667,080
6.63%, 02/17/45	35,206	37,230,345
6.75%, 05/30/40	23,718	25,822,972
6.88%, 03/17/36	30,076	33,158,790
7.00%, 06/05/20	16,032	17,214,360
7.25%, 03/05/38	11,927	13,656,415
7.38%, 02/05/25	35,181	40,326,221
8.00%, 02/14/34	18,587	22,629,672
11.88%, 01/15/30	20,249	31,487,195

		602,742,472
UKRAINE — 3.13%
Ukraine Government International Bond
7.38%, 09/25/32[b]	86,635	87,909,937
7.75%, 09/01/20[b]	34,416	36,928,368
7.75%, 09/01/21[b]	41,506	45,179,281
7.75%, 09/01/22[b]	53,393	58,198,370
7.75%, 09/01/23[b]	40,457	43,996,987
7.75%, 09/01/24[b]	39,801	43,134,334
7.75%, 09/01/25[b]	29,031	31,280,903
7.75%, 09/01/26[b]	41,231	44,034,708

Security	Principal (000s)	Value
7.75%, 09/01/27[b]	$46,178	$49,352,737

		440,015,625
URUGUAY — 2.20%
Uruguay Government International Bond
4.38%, 10/27/27	76,639	81,428,938
4.50%, 08/14/24	47,421	50,858,797
5.10%, 06/18/50	125,133	135,769,305
7.63%, 03/21/36	28,478	40,367,565

		308,424,605
VENEZUELA — 0.59%
Venezuela Government International Bond
6.00%, 12/09/20[a,b,d]	20,425	5,259,438
7.00%, 03/31/38[b,d]	15,168	4,019,520
7.65%, 04/21/25[a,b,d]	17,693	4,688,645
8.25%, 10/13/24[a,b,d]	28,929	7,666,132
9.00%, 05/07/23[a,b,d]	21,835	5,840,862
9.25%, 09/15/27[d]	46,262	12,837,705
9.25%, 05/07/28[a,b,d]	23,702	6,340,285
9.38%, 01/13/34[d]	19,999	5,349,733
11.75%, 10/21/26[a,b,d]	32,749	9,415,337
11.95%, 08/05/31[b,d]	44,903	12,797,212
12.75%, 08/23/22[b,d]	31,849	9,156,444

		83,371,313
VIETNAM — 0.23%
Vietnam Government International Bond
4.80%, 11/19/24[b]	30,390	32,367,477

		32,367,477
ZAMBIA — 0.57%
Zambia Government International Bond
8.50%, 04/14/24[b]	30,455	33,424,362
8.97%, 07/30/27[b]	30,749	34,400,444
8.97%, 07/30/27[b]	11,374	12,724,663

		80,549,469

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $11,615,247,542)		11,628,361,364

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[g,h]	44,628	$44,628,341

		44,628,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,628,341)		44,628,341

TOTAL INVESTMENTS IN SECURITIES — 98.61%
(Cost: $13,884,949,003)		13,855,852,415
Other Assets, Less Liabilities — 1.39%		195,040,585

NET ASSETS — 100.00%		$14,050,893,000

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Floating rate security. Rate shown is the rate in effect as of period end.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,553	7,075	[a]	—	44,628	$44,628,341	$99,974	$—	$—

[a]	Net of purchases and sales.

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$2,182,862,710	$—	$2,182,862,710
Foreign government obligations	—	11,628,361,364	—	11,628,361,364
Money market funds	44,628,341	—	—	44,628,341

Total	$44,628,341	$13,811,224,074	$—	$13,855,852,415

502

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

January 31, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.79%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$71,495	$71,612,998
0.13%, 04/15/19	1,535,637	1,534,815,850
0.13%, 04/15/20	2,445,129	2,435,050,353
0.13%, 04/15/21	2,290,534	2,270,023,556
0.13%, 01/15/22	930,958	921,268,613
0.13%, 04/15/22	478,986	472,109,202
0.13%, 07/15/22	276,464	273,898,106
0.13%, 01/15/23	1,034,864	1,018,467,331
0.13%, 07/15/24	1,693,489	1,657,411,644
0.13%, 07/15/26	1,123,123	1,083,301,661
0.25%, 01/15/25	955,668	936,573,562
0.38%, 07/15/23	33,434	33,371,267
0.38%, 07/15/25	1,385,159	1,370,962,750
0.38%, 01/15/27	121,864	119,423,349
0.38%, 07/15/27	279,652	274,593,026
0.63%, 07/15/21	666,372	675,142,429
0.63%, 01/15/24	486,076	489,817,894
0.63%, 01/15/26	1,624,912	1,630,005,917
0.63%, 02/15/43	143,826	138,937,257
0.75%, 02/15/42	773,064	770,365,112
0.75%, 02/15/45	650,833	645,128,671
0.88%, 02/15/47	130,880	133,924,608
1.00%, 02/15/46	375,816	396,145,883
1.13%, 01/15/21	30,720	31,463,185
1.25%, 07/15/20	141,387	145,442,819
1.38%, 01/15/20	188,558	192,991,166
1.38%, 02/15/44	726,000	827,825,281
1.75%, 01/15/28	424,536	470,507,531

Security	Principal or Shares (000s)	Value
2.00%, 01/15/26	$809,299	$898,699,342
2.13%, 02/15/40	117,789	151,405,994
2.38%, 01/15/25	409,954	461,477,402
2.38%, 01/15/27	481,492	555,894,909
2.50%, 01/15/29	433,340	518,221,149
3.38%, 04/15/32	32,410	44,128,564
3.63%, 04/15/28	290,556	375,988,325
3.88%, 04/15/29	497,652	669,282,974

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $24,796,388,449)		24,695,679,680

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	261,731	261,730,694

		261,730,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,730,694)		261,730,694

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $25,058,119,143)		24,957,410,374
Other Assets, Less Liabilities — (0.85)%		(209,605,844)

NET ASSETS — 100.00%		$24,747,804,530

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	59,079	202,652	[a]	—	261,731	$261,730,694	$245,568	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® TIPS BOND ETF

January 31, 2018

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$24,695,679,680	$—	$24,695,679,680
Money market funds	261,730,694	—	—	261,730,694

Total	$261,730,694	$24,695,679,680	$—	$24,957,410,374

504

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 96.99%
U.S. Treasury Floating Rate Note
(3 mo.Treasury money market yield + 0.048%)
1.48%, 10/31/19[a]	$300	$300,198
(3 mo.Treasury money market yield + 0.060%)
1.50%, 07/31/19[a]	9,630	9,643,433
(3 mo.Treasury money market yield + 0.070%)
1.51%, 04/30/19[a]	9,154	9,166,075
(3 mo.Treasury money market yield + 0.140%)
1.58%, 01/31/19[a]	7,350	7,363,561
(3 mo.Treasury money market yield + 0.174%)
1.61%, 07/31/18[a]	6,105	6,112,113
(3 mo.Treasury money market yield + 0.170%)
1.61%, 10/31/18[a]	6,112	6,122,439
(3 mo.Treasury money market yield + 0.190%)
1.63%, 04/30/18[a]	5,143	5,145,992

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $43,829,937)		43,853,811

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 3.60%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[b,c]	1,628	$1,628,232

Total MONEY MARKET FUNDS
(Cost: $1,628,232)		1,628,232

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $45,458,169)		45,482,043
Other Assets, Less Liabilities — (0.59)%		(266,147)

NET ASSETS — 100.00%		$45,215,896

[a]	Floating rate security. Rate shown is the rate in effect as of period end.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares
	5	1,623	[a]	—	1,628	$1,628,232	$1,619	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$43,853,811	$—	$43,853,811
Money market funds	1,628,232	—	—	1,628,232

Total	$1,628,232	$43,853,811	$—	$45,482,043

505

Schedule of Investments (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 97.80%
U.S. Treasury Note/Bond
0.88%, 07/31/19	$247	$242,687
1.13%, 03/31/20	2,750	2,688,662
1.13%, 08/31/21	94,068	89,959,874
1.25%, 11/30/18	828	823,763
1.25%, 08/31/19	942	929,820
1.25%, 03/31/21	55,165	53,333,350
1.38%, 02/29/20	13,204	12,990,467
1.38%, 05/31/20	27,921	27,387,665
1.38%, 08/31/20	1,277	1,249,116
1.38%, 09/30/20	824	805,170
1.38%, 10/31/20	7,587	7,405,031
1.38%, 04/30/21	6,743	6,538,076
1.38%, 05/31/21	125	121,050
1.38%, 06/30/23	50,744	47,691,431
1.38%, 08/31/23	8,680	8,137,161
1.38%, 09/30/23	58	54,309
1.50%, 02/28/19	4,918	4,892,635
1.50%, 05/31/19	94,558	93,904,220
1.50%, 11/30/19	82,029	81,109,378
1.50%, 05/31/20	90,638	89,172,213
1.50%, 06/15/20	56,324	55,393,334
1.50%, 03/31/23	15,485	14,702,887
1.50%, 08/15/26	9,536	8,652,420
1.63%, 04/30/19	10,831	10,778,015
1.63%, 06/30/19	49,809	49,513,259
1.63%, 07/31/19	251,242	249,603,038
1.63%, 08/31/19	17,339	17,215,730
1.63%, 11/30/20	77,552	76,149,399
1.63%, 11/15/22	499	479,099
1.63%, 04/30/23	23,837	22,753,161
1.63%, 05/31/23	30,608	29,188,793
1.63%, 02/15/26	29,282	26,998,919
1.63%, 05/15/26	37,782	34,740,254
1.75%, 09/30/19	201,497	200,371,350
1.75%, 11/30/21	64,076	62,499,129
1.75%, 02/28/22	108,494	105,586,699
1.75%, 05/15/22	393	381,594
1.75%, 06/30/22	42,087	40,793,153
1.75%, 09/30/22	11,515	11,130,610
1.75%, 01/31/23	12,645	12,180,691
1.75%, 05/15/23	2,415	2,318,872
1.88%, 01/31/22	62,691	61,329,430
1.88%, 02/28/22	22,390	21,885,350
1.88%, 03/31/22	19,688	19,229,639
1.88%, 04/30/22	77,507	75,635,933
1.88%, 08/31/22	105,520	102,667,273
1.88%, 09/30/22	45,317	44,049,540
1.88%, 10/31/22	907	881,314
1.88%, 08/31/24	1,490	1,421,146
2.00%, 07/31/20	17,671	17,566,669
2.00%, 11/30/20	124,883	123,878,478
2.00%, 02/28/21	34,369	34,037,690
2.00%, 08/31/21	39,065	38,535,486

Security	Principal (000s)	Value
2.00%, 11/15/21	$116	$114,283
2.00%, 12/31/21	22,390	22,025,288
2.00%, 10/31/22	500	488,457
2.00%, 11/30/22	167	162,962
2.00%, 02/15/25	132,258	126,569,873
2.00%, 08/15/25	193,688	184,586,081
2.00%, 11/15/26	67,020	63,260,597
2.13%, 08/31/20	31,491	31,386,440
2.13%, 01/31/21	52,369	52,086,599
2.13%, 06/30/21	93,985	93,224,944
2.13%, 08/15/21	82,199	81,470,126
2.13%, 09/30/21	77,736	76,958,640
2.13%, 12/31/21	37,719	37,279,829
2.13%, 06/30/22	31,468	30,994,751
2.13%, 12/31/22	38,898	38,172,730
2.13%, 02/29/24	1,000	972,109
2.13%, 09/30/24	8,588	8,311,238
2.13%, 05/15/25	53,779	51,804,688
2.25%, 03/31/21	17,208	17,159,603
2.25%, 04/30/21	148,371	147,919,131
2.25%, 12/31/23	100	98,043
2.25%, 01/31/24	42,636	41,778,284
2.25%, 11/15/24	138,727	135,183,348
2.25%, 11/15/25	62,276	60,320,241
2.25%, 02/15/27	151,848	146,124,043
2.25%, 08/15/27	12,610	12,110,033
2.38%, 12/31/20	39,455	39,535,143
2.38%, 08/15/24	249,786	245,688,145
2.38%, 05/15/27	17,576	17,076,183
2.50%, 08/15/23	15,545	15,487,821
2.50%, 05/15/24	1,000	992,422
2.50%, 02/15/45	69,206	63,580,217
2.50%, 02/15/46	25,899	23,718,185
2.50%, 05/15/46	68,271	62,467,965
2.63%, 08/15/20	3,074	3,101,858
2.63%, 11/15/20	129,565	130,728,557
2.75%, 02/15/24	1,000	1,007,383
2.75%, 08/15/42	28,065	27,265,514
2.75%, 11/15/42	7,019	6,814,576
2.88%, 05/15/43	45,620	45,260,129
2.88%, 08/15/45	83,747	82,772,133
2.88%, 11/15/46	139,229	137,407,058
3.00%, 11/15/44	38,654	39,150,764
3.00%, 11/15/45	18,194	18,420,004
3.00%, 02/15/47	5,934	6,001,874
3.00%, 05/15/47	7,333	7,412,918
3.13%, 05/15/21	4,300	4,403,973
3.13%, 11/15/41	71,480	74,216,448
3.13%, 02/15/42	2,587	2,686,137
3.13%, 02/15/43	6,832	7,084,686
3.13%, 08/15/44	32,672	33,853,704
3.38%, 11/15/19	24,429	24,963,384
3.38%, 05/15/44	10,091	10,918,236
3.50%, 05/15/20	131,022	134,778,133
3.63%, 08/15/19	11,110	11,368,655
3.63%, 02/15/21	24,001	24,916,560
3.75%, 11/15/43	15,107	17,363,738
3.88%, 08/15/40	5,160	6,001,927
4.25%, 05/15/39	8,438	10,301,282
4.25%, 11/15/40	13,614	16,701,081

506

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF

January 31, 2018

Security	Principal (000s)	Value
4.38%, 02/15/38	$2,448	$3,020,276
4.38%, 05/15/41	2,854	3,569,327
4.50%, 02/15/36	20,141	25,006,310
4.50%, 05/15/38	48,147	60,428,372
4.75%, 02/15/37	4,301	5,529,473
5.00%, 05/15/37	2,592	3,429,641
5.25%, 02/15/29	12,944	16,047,021
5.50%, 08/15/28	4,688	5,877,946
6.25%, 05/15/30	2,677	3,655,014
6.63%, 02/15/27	625	822,910
6.75%, 08/15/26	13,158	17,249,961
7.13%, 02/15/23	101,186	123,186,172
8.13%, 05/15/21	3,205	3,788,535
8.75%, 08/15/20	1,762	2,044,058
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36	11,040	6,407,998

		5,196,056,600

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,323,898,574)		5,196,056,600

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,b]	145,330	$145,329,752

		145,329,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,329,752)		145,329,752

TOTAL INVESTMENTS IN SECURITIES — 100.54%
(Cost: $5,469,228,326)		5,341,386,352
Other Assets, Less Liabilities — (0.54)%		(28,651,179)

NET ASSETS — 100.00%		$5,312,735,173

STRIPS  —  Separate Trading of Registered Interest & Principal of Securities

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,863	139,467	[a]	—	145,330	$145,329,752	$130,603	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$5,196,056,600	$—	$5,196,056,600
Money market funds	145,329,752	—	—	145,329,752

Total	$145,329,752	$5,196,056,600	$—	$5,341,386,352

507

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

DOMESTIC FIXED INCOME — 9.96%
iShares Agency Bond ETF[a]	31,978	$3,581,568

		3,581,568
INTERNATIONAL FIXED INCOME — 10.05%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	31,325	3,613,652

		3,613,652
INVESTMENT GRADE BONDS — 30.00%
iShares 10+ Year Credit Bond ETF[a]	54,564	3,412,432
iShares Intermediate Credit Bond ETF[a]	68,013	7,369,889

		10,782,321
MORTGAGE-BACKED SECURITIES — 29.88%
iShares MBS ETF[a]	101,938	10,740,187

		10,740,187
NON-INVESTMENT GRADE BONDS — 20.09%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	82,693	7,219,099

		7,219,099

TOTAL INVESTMENT COMPANIES
(Cost: $36,371,491)		35,936,827

Security	Shares	Value
SHORT-TERM INVESTMENTS — 17.66%

MONEY MARKET FUNDS — 17.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[a,c,d]	6,343,452	$6,344,721
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[a,c]	3,595	3,595

		6,348,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,348,316)		6,348,316

TOTAL INVESTMENTS IN SECURITIES — 117.64%
(Cost: $42,719,807)		42,285,143
Other Assets, Less Liabilities — (17.64)%		(6,341,846)

NET ASSETS — 100.00%		$35,943,297

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 01/31/18	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,821	909,631	[a]	—	6,343,452	$6,344,721	$7,857	[b]	$(838)	$152
BlackRock Cash Funds: Treasury, SL Agency Shares	437	3,158	[a]	—	3,595	3,595	22		—	—
iShares 10+ Year Credit Bond ETF	31,131	35,114		(11,681)	54,564	3,412,432	27,590		47,333	(31,724)
iShares Agency Bond ETF	24,184	14,440		(6,646)	31,978	3,581,568	13,379		250	(43,483)
iShares Intermediate Credit Bond ETF	57,636	32,488		(22,111)	68,013	7,369,889	40,750		3,748	(99,252)
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,787	14,072		(6,534)	31,325	3,613,652	34,266		11,835	(38,526)
iShares MBS ETF	77,228	45,920		(21,210)	101,938	10,740,187	40,422		(2,545)	(136,576)
iShares iBoxx $ High Yield Corporate Bond ETF	62,718	37,436		(17,461)	82,693	7,219,099	78,340		49,423	(140,109)

						$42,285,143	$242,626		$109,206	$(489,518)

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

January 31, 2018

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$35,936,827	$—	$—	$35,936,827
Money market funds	6,348,316	—	—	6,348,316

Total	$42,285,143	$—	$—	$42,285,143

509

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2018